UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Domestic
Equity Funds
Semi-Annual Report
April 30, 2023 (Unaudited)

■ The Hartford Capital Appreciation Fund
■ Hartford Core Equity Fund
■ The Hartford Dividend and Growth Fund
■ The Hartford Equity Income Fund
■ The Hartford Growth Opportunities Fund
■ The Hartford Healthcare Fund
■ The Hartford MidCap Fund
■ The Hartford MidCap Value Fund
■ Hartford Quality Value Fund
■ The Hartford Small Cap Growth Fund
■ Hartford Small Cap Value Fund
■ The Hartford Small Company Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2022 through April 30, 2023.
Market Review
During the six months ended April 30, 2023, U.S. stocks, as measured by the S&P 500 Index,1 gained 8.63%. The mixed results for the period seemed to reflect a deep ambivalence from equity investors over the prospect of a looming recession, a possible credit slowdown within the U.S. banking sector, and continued uncertainty over how soon the U.S. Federal Reserve (Fed) may be ready to pause or even end its year-long campaign of interest-rate increases.
At the start of the semi-annual period, most major equity indices were rising in response to a succession of Consumer Price Index (CPI)2 reports showing that inflation, after peaking in June 2022, had fallen to an annual rate of 5.6% by March 2023. However, the late-period bank-sector turmoil spawned by the collapse of Silicon Valley Bank provided a somewhat negative end to a volatile up-and-down six-month period.
The Federal Open Market Committee’s (FOMC) monthly rate-setting decisions during the period seemed to fall in line with the apparent inflation slowdown. The FOMC reduced the amount of its rate hike to a half-percent increase in December 2022, followed by two consecutive quarter-percent hikes in February 2023 and March 2023.
Nonetheless, most of Fed Chair Jerome Powell’s public statements provided a consistent theme, telling investors that interest rates would still need to stay “higher for longer” as long as economic data continued to show evidence of stubbornly persistent price inflation. Sentiment remained volatile as equities soared in January 2023 but pulled back in February 2023 and March 2023. The question of whether the Fed’s rate-hiking campaign might throw the economy into recession remained top-of-mind during the period.
The volatility in the banking sector fed a growing narrative that a possible credit crunch could help accelerate a slowdown in economic growth and force the Fed to pause interest-rate hikes sooner rather than later.  As the period came to an end, consumers seemed to be just managing to hold back a recession as U.S. inflation-adjusted gross domestic product rose 1.1% for the first quarter of 2023, down from a 2.6% rate in the last quarter of 2022, according to the U.S. Commerce Department.
As we move toward mid-year, recession and credit concerns are likely to keep surfacing as investors scrutinize corporate earnings, bank balance sheets, and employment data. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index (CPI) in the United States is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	7.34%	0.61%	8.34%	9.85%
Class A3	1.43%	-4.93%	7.12%	9.23%
Class C2	6.87%	-0.22%	7.50%	9.03%
Class C4	5.89%	-1.13%	7.50%	9.03%
Class I2	7.46%	0.86%	8.63%	10.17%
Class R3[2]	7.15%	0.24%	7.95%	9.48%
Class R4[2]	7.30%	0.56%	8.29%	9.82%
Class R5[2]	7.45%	0.84%	8.61%	10.15%
Class R6[2]	7.50%	0.94%	8.72%	10.25%
Class Y2	7.46%	0.85%	8.65%	10.22%
Class F2	7.51%	0.96%	8.73%	10.23%
Russell 3000 Index	7.30%	1.50%	10.60%	11.67%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.04%	1.04%
Class C	1.83%	1.83%
Class I	0.77%	0.77%
Class R3	1.41%	1.41%
Class R4	1.10%	1.10%
Class R5	0.79%	0.79%
Class R6	0.69%	0.69%
Class Y	0.80%	0.80%
Class F	0.69%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.0%
Consumer Discretionary	11.9
Consumer Staples	7.4
Energy	2.8
Financials	14.5
Health Care	17.3
Industrials	13.3
Information Technology	17.0
Materials	3.8
Real Estate	2.2
Utilities	0.9
Total	97.1%
Short-Term Investments	0.6
Other Assets & Liabilities	2.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	6.26%	1.41%	10.41%	12.17%
Class A3	0.42%	-4.17%	9.16%	11.54%
Class C2	5.88%	0.66%	9.59%	11.35%
Class C4	4.88%	-0.32%	9.59%	11.35%
Class I2	6.40%	1.66%	10.69%	12.41%
Class R3[2]	6.07%	1.03%	10.01%	11.82%
Class R4[2]	6.25%	1.39%	10.39%	12.19%
Class R5[2]	6.38%	1.66%	10.68%	12.49%
Class R6[2]	6.46%	1.78%	10.79%	12.58%
Class Y2	6.39%	1.69%	10.72%	12.54%
Class F2	6.44%	1.75%	10.79%	12.47%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.70%	0.70%
Class C	1.45%	1.45%
Class I	0.46%	0.46%
Class R3	1.08%	1.08%
Class R4	0.76%	0.76%
Class R5	0.46%	0.46%
Class R6	0.36%	0.36%
Class Y	0.45%	0.45%
Class F	0.36%	0.36%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.2%
Consumer Discretionary	9.8
Consumer Staples	7.5
Energy	3.5
Financials	12.9
Health Care	18.3
Industrials	9.4
Information Technology	24.7
Materials	1.2
Real Estate	1.8
Utilities	3.4
Total	99.7%
Short-Term Investments	0.1
Other Assets & Liabilities	0.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.48%	0.18%	10.23%	10.69%
Class A3	-1.26%	-5.33%	8.99%	10.06%
Class C2	4.07%	-0.63%	9.37%	9.85%
Class C4	3.09%	-1.58%	9.37%	9.85%
Class I2	4.57%	0.40%	10.50%	10.95%
Class R3[2]	4.27%	-0.23%	9.82%	10.30%
Class R4[2]	4.42%	0.09%	10.15%	10.64%
Class R5[2]	4.58%	0.39%	10.49%	10.97%
Class R6[2]	4.61%	0.48%	10.59%	11.07%
Class Y2	4.57%	0.42%	10.55%	11.05%
Class F2	4.62%	0.50%	10.60%	11.01%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%
Russell 1000 Value Index	4.54%	1.21%	7.75%	9.13%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.96%	0.96%
Class C	1.74%	1.74%
Class I	0.72%	0.72%
Class R3	1.34%	1.34%
Class R4	1.04%	1.04%
Class R5	0.73%	0.73%
Class R6	0.63%	0.63%
Class Y	0.74%	0.72%
Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.8%
Consumer Discretionary	5.4
Consumer Staples	6.9
Energy	6.2
Financials	16.5
Health Care	16.9
Industrials	8.3
Information Technology	17.0
Materials	3.2
Real Estate	3.4
Utilities	4.3
Total	96.9%
Short-Term Investments	1.2
Other Assets & Liabilities	1.9
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	2.66%	2.59%	9.30%	9.64%
Class A3	-2.98%	-3.05%	8.07%	9.03%
Class C2	2.28%	1.78%	8.47%	8.83%
Class C4	1.36%	0.87%	8.47%	8.83%
Class I2	2.81%	2.86%	9.57%	9.93%
Class R3[2]	2.47%	2.18%	8.90%	9.25%
Class R4[2]	2.61%	2.48%	9.22%	9.59%
Class R5[2]	2.80%	2.80%	9.56%	9.92%
Class R6[2]	2.84%	2.94%	9.67%	10.03%
Class Y2	2.84%	2.85%	9.60%	9.99%
Class F2	2.85%	2.91%	9.66%	9.99%
Russell 1000 Value Index	4.54%	1.21%	7.75%	9.13%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.74%	1.74%
Class I	0.74%	0.74%
Class R3	1.35%	1.35%
Class R4	1.06%	1.06%
Class R5	0.75%	0.75%
Class R6	0.64%	0.64%
Class Y	0.73%	0.73%
Class F	0.64%	0.64%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.7%
Consumer Discretionary	5.2
Consumer Staples	9.9
Energy	7.7
Financials	20.1
Health Care	17.9
Industrials	10.2
Information Technology	9.4
Materials	4.2
Real Estate	4.9
Utilities	7.4
Total	98.6%
Short-Term Investments	0.3
Other Assets & Liabilities	1.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	12.40%	-1.32%	9.25%	12.46%
Class A3	6.22%	-6.75%	8.02%	11.83%
Class C2	11.98%	-2.05%	8.43%	11.63%
Class C4	10.98%	-3.03%	8.43%	11.63%
Class I2	12.53%	-1.04%	9.53%	12.74%
Class R3[2]	12.18%	-1.66%	8.87%	12.08%
Class R4[2]	12.38%	-1.33%	9.20%	12.43%
Class R5[2]	12.55%	-1.04%	9.52%	12.76%
Class R6[2]	12.56%	-0.97%	9.63%	12.87%
Class Y2	12.55%	-1.04%	9.56%	12.83%
Class F2	12.60%	-0.96%	9.64%	12.81%
Russell 3000 Growth Index	10.77%	2.25%	13.14%	14.05%
Russell 1000 Growth Index	11.51%	2.34%	13.80%	14.46%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.08%	1.08%
Class C	1.85%	1.85%
Class I	0.83%	0.83%
Class R3	1.45%	1.45%
Class R4	1.14%	1.14%
Class R5	0.84%	0.84%
Class R6	0.74%	0.74%
Class Y	0.83%	0.83%
Class F	0.73%	0.73%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	13.0%
Consumer Discretionary	16.2
Consumer Staples	2.8
Energy	1.9
Financials	5.9
Health Care	20.1
Industrials	8.7
Information Technology	28.8
Materials	0.9
Total	98.3%
Short-Term Investments	0.9
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	3.13%	3.70%	8.85%	11.74%
Class A3	-2.54%	-2.00%	7.62%	11.11%
Class C2	2.73%	2.90%	8.02%	10.91%
Class C4	1.73%	1.90%	8.02%	10.91%
Class I2	3.26%	3.97%	9.15%	12.05%
Class R3[2]	2.95%	3.36%	8.48%	11.38%
Class R4[2]	3.10%	3.66%	8.81%	11.72%
Class R5[2]	3.26%	3.96%	9.13%	12.04%
Class R6[2]	3.31%	4.09%	9.24%	12.16%
Class Y2	3.25%	3.96%	9.17%	12.12%
Class F2	3.31%	4.08%	9.25%	12.12%
S&P Composite 1500 Health Care Index	1.38%	3.75%	11.85%	12.96%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	2.03%	2.03%
Class I	1.00%	1.00%
Class R3	1.61%	1.61%
Class R4	1.30%	1.30%
Class R5	1.01%	1.01%
Class R6	0.90%	0.90%
Class Y	1.00%	1.00%
Class F	0.89%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, changes in funding or subsidies, patent and intellectual property considerations, intense competitive pressures, rapid technological changes, long and costly process for obtaining product approval by government agencies, potential product obsolescence, rising cost of medical products and services, and liquidity risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.
Composition by Subsector(1)
as of 04/30/2023
Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	15.2%
Health Care Equipment & Supplies	18.7
Health Care Providers & Services	23.4
Life Sciences Tools & Services	11.2
Pharmaceuticals	30.5
Total	99.0%
Short-Term Investments	1.3
Other Assets & Liabilities	(0.3)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	5.73%	-2.10%	5.04%	9.48%
Class A3	-0.09%	-7.48%	3.86%	8.86%
Class C2	5.31%	-2.88%	4.24%	8.66%
Class C4	4.42%	-3.70%	4.24%	8.66%
Class I2	5.86%	-1.84%	5.30%	9.74%
Class R3[2]	5.53%	-2.45%	4.67%	9.10%
Class R4[2]	5.71%	-2.14%	5.00%	9.45%
Class R5[2]	5.85%	-1.85%	5.32%	9.77%
Class R6[2]	5.91%	-1.76%	5.42%	9.89%
Class Y2	5.86%	-1.82%	5.37%	9.86%
Class F2	5.95%	-1.72%	5.42%	9.82%
S&P MidCap 400 Index	3.24%	1.33%	7.56%	9.64%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.10%	1.10%
Class C	1.86%	1.86%
Class I	0.87%	0.87%
Class R3	1.46%	1.46%
Class R4	1.16%	1.16%
Class R5	0.86%	0.86%
Class R6	0.74%	0.74%
Class Y	0.84%	0.84%
Class F	0.74%	0.74%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.1%
Consumer Discretionary	12.6
Consumer Staples	1.4
Energy	5.8
Financials	12.0
Health Care	20.0
Industrials	23.1
Information Technology	15.4
Materials	5.7
Real Estate	1.0
Utilities	0.9
Total	100.0%
Short-Term Investments	1.8
Other Assets & Liabilities	(1.8)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	5.06%	0.15%	6.85%	8.17%
Class A3	-0.72%	-5.35%	5.64%	7.56%
Class C2	4.60%	-0.63%	6.02%	7.37%
Class C4	3.68%	-1.50%	6.02%	7.37%
Class I2	5.23%	0.44%	7.19%	8.50%
Class R3[2]	4.87%	-0.15%	6.53%	7.87%
Class R4[2]	5.02%	0.12%	6.84%	8.20%
Class R5[2]	5.18%	0.41%	7.16%	8.52%
Class R6[2]	5.25%	0.61%	7.30%	8.59%
Class Y2	5.25%	0.49%	7.21%	8.59%
Class F2	5.25%	0.58%	7.29%	8.59%
Russell Midcap Value Index	2.26%	-3.47%	6.43%	8.68%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 06/22/2022 and performance for Class R6 shares prior to 06/22/2022 reflects the performance of Class F shares from 02/28/2017 through 06/21/2022 and Class I shares prior to 02/28/2017. Class F shares commenced operations on 02/28/2017 and performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.17%	1.17%
Class C	1.95%	1.95%
Class I	0.86%	0.86%
Class R3	1.49%	1.49%
Class R4	1.19%	1.19%
Class R5	0.89%	0.89%
Class R6	0.77%	0.77%
Class Y	0.88%	0.88%
Class F	0.77%	0.77%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.6%
Consumer Discretionary	9.7
Consumer Staples	5.8
Energy	6.2
Financials	17.5
Health Care	12.3
Industrials	20.0
Information Technology	7.9
Materials	4.9
Real Estate	6.7
Utilities	4.8
Total	98.4%
Short-Term Investments	0.3
Other Assets & Liabilities	1.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Quality Value Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 01/02/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	2.00%	-1.42%	7.97%	8.56%
Class A3	-3.61%	-6.84%	6.76%	7.95%
Class C2	1.60%	-2.21%	7.14%	7.75%
Class C4	0.64%	-3.13%	7.14%	7.75%
Class I2	2.12%	-1.14%	8.32%	8.91%
Class R3[2]	1.83%	-1.68%	7.71%	8.27%
Class R4[2]	2.02%	-1.38%	8.02%	8.61%
Class R5[2]	2.20%	-1.09%	8.34%	8.91%
Class R6[2]	2.23%	-0.93%	8.48%	9.04%
Class Y2	2.17%	-1.04%	8.36%	8.97%
Class F2	2.25%	-0.95%	8.47%	9.00%
Russell 1000 Value Index	4.54%	1.21%	7.75%	9.13%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
The returns include the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy prior to 11/01/2017.
Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.95%	0.95%
Class C	1.78%	1.71%
Class I	0.65%	0.65%
Class R3	1.27%	1.18%
Class R4	0.95%	0.88%
Class R5	0.67%	0.63%
Class R6	0.55%	0.46%
Class Y	0.66%	0.57%
Class F	0.55%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.1%
Consumer Discretionary	7.2
Consumer Staples	8.7
Energy	7.9
Financials	18.1
Health Care	17.0
Industrials	9.9
Information Technology	9.2
Materials	3.7
Real Estate	4.5
Utilities	4.8
Total	98.1%
Short-Term Investments	0.3
Other Assets & Liabilities	1.6
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

The Hartford Small Cap Growth Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-0.24%	-4.12%	3.17%	7.82%
Class A3	-5.73%	-9.40%	2.01%	7.21%
Class C2	-0.65%	-4.85%	2.46%	7.07%
Class C4	-1.64%	-5.80%	2.46%	7.07%
Class I2	-0.07%	-3.76%	3.55%	8.17%
Class R3[2]	-0.39%	-4.37%	2.90%	7.53%
Class R4[2]	-0.23%	-4.09%	3.21%	7.87%
Class R5[2]	-0.07%	-3.77%	3.53%	8.20%
Class R6[2]	-0.02%	-3.70%	3.64%	8.29%
Class Y2	-0.07%	-3.75%	3.59%	8.27%
Class F2	-0.02%	-3.69%	3.64%	8.24%
Russell 2000 Growth Index	-0.29%	0.72%	4.00%	8.44%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.25%	1.25%
Class C	1.98%	1.98%
Class I	0.89%	0.89%
Class R3	1.52%	1.52%
Class R4	1.22%	1.22%
Class R5	0.92%	0.92%
Class R6	0.81%	0.81%
Class Y	0.91%	0.87%
Class F	0.80%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.0%
Consumer Discretionary	12.0
Consumer Staples	6.0
Energy	5.8
Financials	5.8
Health Care	23.0
Industrials	22.9
Information Technology	16.2
Materials	4.7
Real Estate	2.0
Total	99.4%
Short-Term Investments	0.7
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Small Cap Value Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-1.76%	-2.53%	5.19%	6.93%
Class A3	-7.16%	-7.89%	4.00%	6.33%
Class C2	-2.20%	-3.20%	4.41%	6.13%
Class C4	-3.09%	-4.08%	4.41%	6.13%
Class I2	-1.64%	-2.15%	5.54%	7.22%
Class R3[2]	-1.88%	-2.69%	5.04%	6.74%
Class R4[2]	-1.73%	-2.46%	5.28%	7.02%
Class R5[2]	-1.63%	-2.12%	5.61%	7.35%
Class R6[2]	-1.45%	-1.94%	5.71%	7.43%
Class Y2	-1.50%	-1.99%	5.66%	7.40%
Class F2	-1.44%	-1.96%	5.71%	7.31%
Russell 2000 Value Index	-6.72%	-7.99%	3.66%	6.96%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance prior to 11/01/2018 reflects when the Fund pursued different strategies.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.29%	1.29%
Class C	2.10%	2.05%
Class I	0.98%	0.98%
Class R3	1.57%	1.50%
Class R4	1.26%	1.20%
Class R5	0.97%	0.90%
Class R6	0.85%	0.80%
Class Y	0.96%	0.85%
Class F	0.85%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.0%
Consumer Staples	4.8
Energy	5.0
Financials	35.9
Health Care	8.6
Industrials	16.1
Information Technology	7.8
Materials	2.7
Real Estate	2.7
Utilities	1.9
Total	99.5%
Short-Term Investments	0.2
Other Assets & Liabilities	0.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

The Hartford Small Company Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-2.58%	-8.85%	6.57%	8.35%
Class A3	-7.94%	-13.86%	5.38%	7.74%
Class C2	-3.09%	-9.64%	5.71%	7.52%
Class C4	-4.06%	-10.54%	5.71%	7.52%
Class I2	-2.49%	-8.61%	6.88%	8.64%
Class R3[2]	-2.76%	-9.16%	6.28%	8.09%
Class R4[2]	-2.58%	-8.86%	6.60%	8.42%
Class R5[2]	-2.47%	-8.60%	6.92%	8.75%
Class R6[2]	-2.39%	-8.48%	7.01%	8.84%
Class Y2	-2.49%	-8.67%	6.93%	8.80%
Class F2	-2.41%	-8.47%	7.01%	8.73%
Russell 2000 Growth Index	-0.29%	0.72%	4.00%	8.44%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.27%	1.27%
Class C	2.10%	2.10%
Class I	0.99%	0.99%
Class R3	1.59%	1.59%
Class R4	1.29%	1.29%
Class R5	0.99%	0.99%
Class R6	0.87%	0.87%
Class Y	0.95%	0.95%
Class F	0.87%	0.87%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.2%
Consumer Discretionary	12.6
Consumer Staples	3.8
Energy	5.9
Financials	7.5
Health Care	22.8
Industrials	22.0
Information Technology	14.7
Materials	3.3
Real Estate	2.8
Total	98.6%
Short-Term Investments	2.2
Other Assets & Liabilities	(0.8)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Domestic Equity Funds
Benchmark Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on their market capitalization.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the US equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

14

Hartford Domestic Equity Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2022 through April 30, 2023. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford Capital Appreciation Fund
Class A	$ 1,000.00	$ 1,073.40	$ 5.40	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class C	$ 1,000.00	$ 1,068.70	$ 9.54	$ 1,000.00	$ 1,015.57	$ 9.30	1.86%
Class I	$ 1,000.00	$ 1,074.60	$ 4.06	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class R3	$ 1,000.00	$ 1,071.50	$ 7.24	$ 1,000.00	$ 1,017.80	$ 7.05	1.41%
Class R4	$ 1,000.00	$ 1,073.00	$ 5.71	$ 1,000.00	$ 1,019.29	$ 5.56	1.11%
Class R5	$ 1,000.00	$ 1,074.50	$ 4.17	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Class R6	$ 1,000.00	$ 1,075.00	$ 3.60	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Class Y	$ 1,000.00	$ 1,074.60	$ 4.17	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Class F	$ 1,000.00	$ 1,075.10	$ 3.60	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Hartford Core Equity Fund
Class A	$ 1,000.00	$ 1,062.60	$ 3.63	$ 1,000.00	$ 1,021.27	$ 3.56	0.71%
Class C	$ 1,000.00	$ 1,058.80	$ 7.45	$ 1,000.00	$ 1,017.55	$ 7.30	1.46%
Class I	$ 1,000.00	$ 1,063.80	$ 2.35	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class R3	$ 1,000.00	$ 1,060.70	$ 5.47	$ 1,000.00	$ 1,019.49	$ 5.36	1.07%
Class R4	$ 1,000.00	$ 1,062.50	$ 3.78	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class R5	$ 1,000.00	$ 1,063.80	$ 2.41	$ 1,000.00	$ 1,022.46	$ 2.36	0.47%
Class R6	$ 1,000.00	$ 1,064.60	$ 1.89	$ 1,000.00	$ 1,022.96	$ 1.86	0.37%
Class Y	$ 1,000.00	$ 1,063.90	$ 2.35	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class F	$ 1,000.00	$ 1,064.40	$ 1.84	$ 1,000.00	$ 1,023.01	$ 1.81	0.36%
15

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford Dividend and Growth Fund
Class A	$ 1,000.00	$ 1,044.80	$ 4.87	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%
Class C	$ 1,000.00	$ 1,040.40	$ 8.80	$ 1,000.00	$ 1,016.17	$ 8.70	1.74%
Class I	$ 1,000.00	$ 1,045.70	$ 3.65	$ 1,000.00	$ 1,021.22	$ 3.61	0.72%
Class R3	$ 1,000.00	$ 1,042.70	$ 6.78	$ 1,000.00	$ 1,018.15	$ 6.71	1.34%
Class R4	$ 1,000.00	$ 1,044.20	$ 5.27	$ 1,000.00	$ 1,019.64	$ 5.21	1.04%
Class R5	$ 1,000.00	$ 1,045.80	$ 3.75	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class R6	$ 1,000.00	$ 1,046.40	$ 3.20	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class Y	$ 1,000.00	$ 1,045.70	$ 3.50	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class F	$ 1,000.00	$ 1,046.20	$ 3.20	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
The Hartford Equity Income Fund
Class A	$ 1,000.00	$ 1,027.20	$ 4.88	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class C	$ 1,000.00	$ 1,023.30	$ 8.73	$ 1,000.00	$ 1,016.17	$ 8.70	1.74%
Class I	$ 1,000.00	$ 1,028.10	$ 3.72	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class R3	$ 1,000.00	$ 1,025.20	$ 6.78	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class R4	$ 1,000.00	$ 1,026.60	$ 5.32	$ 1,000.00	$ 1,019.54	$ 5.31	1.06%
Class R5	$ 1,000.00	$ 1,028.00	$ 3.77	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class R6	$ 1,000.00	$ 1,028.40	$ 3.27	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class Y	$ 1,000.00	$ 1,028.40	$ 3.72	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class F	$ 1,000.00	$ 1,029.00	$ 3.22	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
The Hartford Growth Opportunities Fund
Class A	$ 1,000.00	$ 1,124.00	$ 5.79	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class C	$ 1,000.00	$ 1,119.80	$ 9.93	$ 1,000.00	$ 1,015.42	$ 9.44	1.89%
Class I	$ 1,000.00	$ 1,125.30	$ 4.48	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R3	$ 1,000.00	$ 1,121.80	$ 7.63	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class R4	$ 1,000.00	$ 1,123.50	$ 6.00	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
Class R5	$ 1,000.00	$ 1,125.20	$ 4.53	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R6	$ 1,000.00	$ 1,125.90	$ 3.95	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class Y	$ 1,000.00	$ 1,125.30	$ 4.48	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 1,125.70	$ 3.90	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
The Hartford Healthcare Fund
Class A	$ 1,000.00	$ 1,031.30	$ 6.40	$ 1,000.00	$ 1,018.50	$ 6.36	1.27%
Class C	$ 1,000.00	$ 1,027.30	$ 10.36	$ 1,000.00	$ 1,014.58	$ 10.29	2.06%
Class I	$ 1,000.00	$ 1,032.60	$ 5.09	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R3	$ 1,000.00	$ 1,029.80	$ 8.10	$ 1,000.00	$ 1,016.81	$ 8.05	1.61%
Class R4	$ 1,000.00	$ 1,031.30	$ 6.65	$ 1,000.00	$ 1,018.25	$ 6.61	1.32%
Class R5	$ 1,000.00	$ 1,032.60	$ 5.14	$ 1,000.00	$ 1,019.74	$ 5.11	1.02%
Class R6	$ 1,000.00	$ 1,033.30	$ 4.54	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class Y	$ 1,000.00	$ 1,032.70	$ 5.09	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class F	$ 1,000.00	$ 1,033.40	$ 4.54	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
The Hartford MidCap Fund
Class A	$ 1,000.00	$ 1,057.30	$ 5.66	$ 1,000.00	$ 1,019.29	$ 5.56	1.11%
Class C	$ 1,000.00	$ 1,053.10	$ 9.63	$ 1,000.00	$ 1,015.42	$ 9.44	1.89%
Class I	$ 1,000.00	$ 1,058.60	$ 4.34	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R3	$ 1,000.00	$ 1,055.30	$ 7.44	$ 1,000.00	$ 1,017.55	$ 7.30	1.46%
Class R4	$ 1,000.00	$ 1,056.70	$ 5.81	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
Class R5	$ 1,000.00	$ 1,058.50	$ 4.39	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R6	$ 1,000.00	$ 1,059.10	$ 3.83	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class Y	$ 1,000.00	$ 1,058.60	$ 4.24	$ 1,000.00	$ 1,020.68	$ 4.16	0.83%
Class F	$ 1,000.00	$ 1,059.50	$ 3.83	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
16

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford MidCap Value Fund
Class A	$ 1,000.00	$ 1,050.60	$ 5.85	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class C	$ 1,000.00	$ 1,046.00	$ 9.89	$ 1,000.00	$ 1,015.12	$ 9.74	1.95%
Class I	$ 1,000.00	$ 1,052.30	$ 4.32	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R3	$ 1,000.00	$ 1,048.70	$ 7.46	$ 1,000.00	$ 1,017.50	$ 7.35	1.47%
Class R4	$ 1,000.00	$ 1,050.20	$ 6.00	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R5	$ 1,000.00	$ 1,052.40	$ 4.48	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class R6	$ 1,000.00	$ 1,052.50	$ 3.87	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Class Y	$ 1,000.00	$ 1,051.90	$ 4.43	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class F	$ 1,000.00	$ 1,052.50	$ 3.87	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Hartford Quality Value Fund
Class A	$ 1,000.00	$ 1,020.00	$ 4.71	$ 1,000.00	$ 1,020.13	$ 4.71	0.94%
Class C	$ 1,000.00	$ 1,016.00	$ 8.55	$ 1,000.00	$ 1,016.31	$ 8.55	1.71%
Class I	$ 1,000.00	$ 1,021.20	$ 3.21	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class R3	$ 1,000.00	$ 1,018.30	$ 5.90	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R4	$ 1,000.00	$ 1,020.60	$ 4.41	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class R5	$ 1,000.00	$ 1,021.60	$ 3.16	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R6	$ 1,000.00	$ 1,022.30	$ 2.31	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class Y	$ 1,000.00	$ 1,021.70	$ 2.86	$ 1,000.00	$ 1,021.97	$ 2.86	0.57%
Class F	$ 1,000.00	$ 1,022.50	$ 2.31	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
The Hartford Small Cap Growth Fund
Class A	$ 1,000.00	$ 997.60	$ 6.44	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class C	$ 1,000.00	$ 993.50	$ 10.33	$ 1,000.00	$ 1,014.43	$ 10.44	2.09%
Class I	$ 1,000.00	$ 999.50	$ 4.66	$ 1,000.00	$ 1,020.13	$ 4.71	0.94%
Class R3	$ 1,000.00	$ 996.40	$ 7.67	$ 1,000.00	$ 1,017.11	$ 7.75	1.55%
Class R4	$ 1,000.00	$ 997.70	$ 6.24	$ 1,000.00	$ 1,018.55	$ 6.31	1.26%
Class R5	$ 1,000.00	$ 999.30	$ 4.71	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class R6	$ 1,000.00	$ 1,000.00	$ 4.22	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class Y	$ 1,000.00	$ 999.50	$ 4.51	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Class F	$ 1,000.00	$ 999.80	$ 4.17	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Hartford Small Cap Value Fund
Class A	$ 1,000.00	$ 982.40	$ 6.39	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class C	$ 1,000.00	$ 978.00	$ 10.05	$ 1,000.00	$ 1,014.63	$ 10.24	2.05%
Class I	$ 1,000.00	$ 983.60	$ 4.92	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class R3	$ 1,000.00	$ 981.20	$ 7.37	$ 1,000.00	$ 1,017.36	$ 7.50	1.50%
Class R4	$ 1,000.00	$ 982.70	$ 5.90	$ 1,000.00	$ 1,018.84	$ 6.01	1.20%
Class R5	$ 1,000.00	$ 983.70	$ 4.43	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class R6	$ 1,000.00	$ 985.50	$ 3.94	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class Y	$ 1,000.00	$ 985.00	$ 4.19	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 985.60	$ 3.94	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
The Hartford Small Company Fund
Class A	$ 1,000.00	$ 973.60	$ 6.41	$ 1,000.00	$ 1,018.30	$ 6.56	1.31%
Class C	$ 1,000.00	$ 969.10	$ 10.45	$ 1,000.00	$ 1,014.18	$ 10.69	2.14%
Class I	$ 1,000.00	$ 975.10	$ 4.95	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R3	$ 1,000.00	$ 972.40	$ 7.82	$ 1,000.00	$ 1,016.86	$ 8.00	1.60%
Class R4	$ 1,000.00	$ 973.80	$ 6.36	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class R5	$ 1,000.00	$ 975.30	$ 4.90	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class R6	$ 1,000.00	$ 975.70	$ 4.36	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class Y	$ 1,000.00	$ 975.10	$ 4.75	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class F	$ 1,000.00	$ 975.90	$ 4.36	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
17

The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 0.3%
44,271	Tesla, Inc.*	$ 7,274,168
70,681	Visteon Corp.*	9,922,906
		17,197,074
	Banks - 2.4%
734,355	Bank of Nova Scotia	36,651,658
611,392	Cadence Bank	12,362,346
264,045	JP Morgan Chase & Co.	36,501,581
211,041	M&T Bank Corp.	26,548,958
682,900	New York Community Bancorp, Inc.	7,300,201
227,382	SouthState Corp.	15,684,810
		135,049,554
	Capital Goods - 9.0%
361,034	AerCap Holdings NV*	20,347,876
102,045	Airbus SE	14,289,839
179,035	AMETEK, Inc.	24,694,298
61,085	Axon Enterprise, Inc.*	12,871,220
229,618	Builders FirstSource, Inc.*	21,760,898
244,151	Curtiss-Wright Corp.	41,464,164
111,679	Esab Corp.	6,517,586
399,851	Fortune Brands Innovations, Inc.	25,866,361
134,487	HEICO Corp.	22,679,888
806,800	HF Global, Inc.*(1)(2)	20,863,848
320,901	Honeywell International, Inc.	64,128,856
108,191	IDEX Corp.	22,321,967
174,234	John Bean Technologies Corp.	18,940,978
309,846	Johnson Controls International PLC	18,541,185
30,493	Lockheed Martin Corp.	14,162,474
138,859	Middleby Corp.*	19,562,456
96,765	Northrop Grumman Corp.	44,634,792
475,378	Otis Worldwide Corp.	40,549,743
102,878	Snap-on, Inc.	26,687,582
348,197	Spirit AeroSystems Holdings, Inc. Class A	10,362,343
121,605	Vicor Corp.*	5,225,367
153,418	Westinghouse Air Brake Technologies Corp.	14,984,336
94,100	Zurn Elkay Water Solutions Corp. Class C	2,027,855
		513,485,912
	Commercial & Professional Services - 2.6%
94,574	Clean Harbors, Inc.*	13,728,362
384,322	Copart, Inc.*	30,380,654
261,432	CoStar Group, Inc.*	20,117,192
329,772	Genpact Ltd.	14,691,343
252,323	Leidos Holdings, Inc.	23,531,643
70,556	Paycom Software, Inc.*	20,487,346
133,573	Verisk Analytics, Inc.	25,927,855
		148,864,395
	Consumer Discretionary Distribution & Retail - 5.8%
779,776	Amazon.com, Inc.*	82,227,379
10,388	AutoZone, Inc.*	27,666,464
429,534	Chewy, Inc. Class A*(3)	13,319,849
119,555	Etsy, Inc.*	12,078,642
814,674	LKQ Corp.	47,031,130
240,189	Monro, Inc.	11,740,438
107,563	Ross Stores, Inc.	11,480,199
940,603	TJX Cos., Inc.	74,138,329
316,327	Tory Burch LLC*(1)(2)	13,576,741
26,395	Ulta Beauty, Inc.*	14,554,995
644,757	Valvoline, Inc.	22,276,355
		330,090,521
	Consumer Durables & Apparel - 2.7%
31,899	Deckers Outdoor Corp.*	15,290,467
72,102	Lululemon Athletica, Inc.*	27,393,713
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Consumer Durables & Apparel - 2.7% - (continued)
562,404	NIKE, Inc. Class B	$ 71,267,835
2,725	NVR, Inc.*	15,914,000
682,286	Steven Madden Ltd.	23,907,301
		153,773,316
	Consumer Services - 3.1%
119,859	Airbnb, Inc. Class A*	14,343,527
789,209	Aramark	27,385,552
7,179	Booking Holdings, Inc.*	19,285,019
1,312,726	Denny's Corp.*	14,715,658
685,534	DraftKings, Inc. Class A*	15,020,050
270,158	Las Vegas Sands Corp.*	17,249,588
190,501	McDonald's Corp.	56,340,671
126,926	Wyndham Hotels & Resorts, Inc.	8,658,892
		172,998,957
	Consumer Staples Distribution & Retail - 0.4%
622,864	U.S. Foods Holding Corp.*	23,917,978
	Energy - 2.8%
60,219	Cheniere Energy, Inc.	9,213,507
251,188	Chevron Corp.	42,345,273
157,999	Diamondback Energy, Inc.	22,467,458
89,700	EOG Resources, Inc.	10,716,459
705,441	Marathon Oil Corp.	17,043,454
157,605	Targa Resources Corp.	11,903,906
721,687	TotalEnergies SE ADR	46,137,450
		159,827,507
	Equity Real Estate Investment Trusts (REITs) - 2.2%
310,505	American Tower Corp. REIT	63,464,117
323,880	Gaming & Leisure Properties, Inc. REIT	16,841,760
948,952	VICI Properties, Inc. REIT	32,207,431
146,543	Welltower, Inc. REIT	11,609,136
		124,122,444
	Financial Services - 7.7%
501,277	American Express Co.	80,876,031
546,535	Bank of New York Mellon Corp.	23,276,926
36,301	BlackRock, Inc.	24,365,231
421,895	Block, Inc.*	25,646,997
288,580	Bread Financial Holdings, Inc.	7,964,808
47,327	Mastercard, Inc. Class A	17,985,680
84,441	Moody's Corp.	26,440,166
317,015	Morgan Stanley	28,521,840
213,943	T Rowe Price Group, Inc.	24,032,217
443,761	Tradeweb Markets, Inc. Class A	31,245,212
408,055	Visa, Inc. Class A	94,966,640
323,401	Voya Financial, Inc.	24,733,709
1,263,609	Western Union Co.	13,811,246
86,895	WEX, Inc.*	15,410,828
		439,277,531
	Food, Beverage & Tobacco - 4.8%
897,309	Coca-Cola Co.	57,562,372
302,408	General Mills, Inc.	26,802,421
413,453	Kraft Heinz Co.	16,236,299
180,217	Lamb Weston Holdings, Inc.	20,150,063
261,867	Monster Beverage Corp.*	14,664,552
338,206	PepsiCo, Inc.	64,560,143
494,458	Philip Morris International, Inc.	49,430,966
371,464	Tyson Foods, Inc. Class A	23,212,786
		272,619,602
	Health Care Equipment & Services - 9.5%
384,405	agilon health, Inc.*	9,329,509
43,483	Align Technology, Inc.*	14,145,020

The accompanying notes are an integral part of these financial statements.
18

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Health Care Equipment & Services - 9.5% - (continued)
171,649	Dexcom, Inc.*	$ 20,827,890
34,299	Elevance Health, Inc.	16,074,226
240,637	Encompass Health Corp.	15,436,863
147,959	Hologic, Inc.*	12,725,954
21,742	Humana, Inc.	11,533,913
138,450	Insulet Corp.*	44,032,638
330,852	Integra LifeSciences Holdings Corp.*	18,302,733
189,489	Intuitive Surgical, Inc.*	57,077,876
933,323	Medtronic PLC	84,885,727
92,880	Molina Healthcare, Inc.*	27,668,023
201,381	Stryker Corp.	60,343,817
241,431	UnitedHealth Group, Inc.	118,805,781
177,186	Veeva Systems, Inc. Class A*	31,730,469
		542,920,439
	Household & Personal Products - 2.2%
883,175	Colgate-Palmolive Co.	70,477,365
362,328	Procter & Gamble Co.	56,660,853
		127,138,218
	Insurance - 4.4%
5,302,292	Aegon NV	24,019,383
413,489	Brown & Brown, Inc.	26,624,557
448,540	Chubb Ltd.	90,407,722
526,873	Kemper Corp.	25,632,371
351,877	Marsh & McLennan Cos., Inc.	63,404,717
282,494	Principal Financial Group, Inc.	21,099,477
		251,188,227
	Materials - 3.8%
64,417	Albemarle Corp.	11,946,777
397,286	Celanese Corp. Class A	42,207,665
341,916	Ecolab, Inc.	57,387,181
297,531	FMC Corp.	36,768,881
179,385	Linde PLC	66,273,788
		214,584,292
	Media & Entertainment - 6.0%
144,137	Activision Blizzard, Inc.*	11,200,886
1,709,642	Alphabet, Inc. Class A*	183,512,972
393,846	Cargurus, Inc.*	6,474,828
181,931	Meta Platforms, Inc. Class A*	43,721,658
11,088	Netflix, Inc.*	3,658,264
667,508	Omnicom Group, Inc.	60,456,200
180,546	Roku, Inc.*	10,148,491
136,338	Walt Disney Co.*	13,974,645
350,533	ZoomInfo Technologies, Inc. Class A*	7,680,178
		340,828,122
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
161,613	Agilent Technologies, Inc.	21,887,249
52,866	Alnylam Pharmaceuticals, Inc.*	10,530,907
97,289	Apellis Pharmaceuticals, Inc.*	8,116,821
624,803	AstraZeneca PLC ADR	45,748,076
330,651	Danaher Corp.	78,334,529
88,898	Eli Lilly & Co.	35,191,162
442,362	Exact Sciences Corp.*	28,342,133
93,483	Jazz Pharmaceuticals PLC*	13,131,557
250,866	Johnson & Johnson	41,066,764
203,723	Merck & Co., Inc.	23,523,895
1,688,881	Pfizer, Inc.	65,680,582
249,501	PTC Therapeutics, Inc.*	13,757,485
585,085	Syneos Health, Inc.*	22,970,437
40,916	United Therapeutics Corp.*	9,415,999
80,256	Vertex Pharmaceuticals, Inc.*	27,345,627
		445,043,223
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Semiconductors & Semiconductor Equipment - 3.3%
42,824	Broadcom, Inc.	$ 26,829,236
125,418	First Solar, Inc.*	22,898,818
213,631	MKS Instruments, Inc.	17,917,232
219,911	NVIDIA Corp.	61,023,103
47,911	SolarEdge Technologies, Inc.*	13,684,819
243,801	Synaptics, Inc.*	21,591,017
155,240	Texas Instruments, Inc.	25,956,128
		189,900,353
	Software & Services - 9.6%
186,728	Accenture PLC Class A	52,337,991
1,079,675	Cognizant Technology Solutions Corp. Class A	64,467,394
162,247	Datadog, Inc. Class A*	10,932,203
334,888	DocuSign, Inc.*	16,556,863
356,823	Dynatrace, Inc.*	15,086,476
62,091	Intuit, Inc.	27,565,299
602,026	Microsoft Corp.	184,978,509
54,464	MongoDB, Inc. Class A*	13,069,181
160,245	Okta, Inc.*	10,981,590
11,816	Rubicon Earnout Shares*(1)(2)	591
157,544	Rubicon Technology, Inc. Class B*(1)(2)	70,895
157,544	Rubicon Technology, Inc. Class V*(1)(2)	—
157,544	Rubicon TRA Placeholder(1)(2)	17,330
171,381	Salesforce, Inc.*	33,996,849
51,042	ServiceNow, Inc.*	23,449,716
12,640	Sharecare, Inc. Earnout*(1)(2)	1,947
546,521	Shopify, Inc. Class A*	26,478,942
67,245	Synopsys, Inc.*	24,969,413
209,843	Workday, Inc. Class A*	39,060,176
		544,021,365
	Technology Hardware & Equipment - 4.1%
461,638	Apple, Inc.	78,330,736
249,521	Arista Networks, Inc.*	39,963,283
207,058	CDW Corp.	35,114,966
247,078	Coherent Corp.*	8,435,243
101,063	F5, Inc.*	13,578,825
1,948,992	Flex Ltd.*	40,090,765
370,414	Lumentum Holdings, Inc.*	17,872,476
		233,386,294
	Transportation - 1.7%
83,398	JB Hunt Transport Services, Inc.	14,618,835
1,415,007	Southwest Airlines Co.	42,860,562
444,450	Uber Technologies, Inc.*	13,800,173
123,950	Union Pacific Corp.	24,257,015
		95,536,585
	Utilities - 0.9%
199,200	American Electric Power Co., Inc.	18,410,064
80,476	Dominion Energy, Inc.	4,598,399
348,159	Eversource Energy	27,020,620
		50,029,083
	Total Common Stocks (cost $4,735,634,376)	$ 5,525,800,992
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)	$ 889,597
77,707	Lookout, Inc. Series F*(1)(2)	623,210
	Total Convertible Preferred Stocks (cost $1,783,654)	$ 1,512,807

The accompanying notes are an integral part of these financial statements.
19

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
7,739	iShares Russell 1000 Growth ETF		$ 1,910,217
	Total Exchange-Traded Funds (cost $1,636,542)		$ 1,910,217
	Total Long-Term Investments (cost $4,739,054,572)		$ 5,529,224,016
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 30,701,079	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $30,713,334; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $31,315,105		$ 30,701,079
	Securities Lending Collateral - 0.0%
231,459	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		231,459
771,528	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		771,528
231,458	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		231,458
231,458	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		231,458
			1,465,903
	Total Short-Term Investments (cost $32,166,982)		$ 32,166,982
	Total Investments (cost $4,771,221,554)	97.7%	$ 5,561,390,998
	Other Assets and Liabilities	2.3%	129,927,463
	Total Net Assets	100.0%	$ 5,691,318,461
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $36,044,159 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$ 895,999	$ 889,597
06/2015	HF Global, Inc.	806,800	10,846,942	20,863,848
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	623,210
09/2015	Rubicon Earnout Shares	11,816	—	591
09/2015	Rubicon Technology, Inc. Class V	157,544	—	—
09/2015	Rubicon Technology, Inc. Class B	157,544	673,447	70,895
09/2015	Rubicon TRA Placeholder	157,544	—	17,330
07/2021	Sharecare, Inc. Earnout	12,640	—	1,947
11/2013	Tory Burch LLC	316,327	24,792,580	13,576,741
			38,096,623	36,044,159

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	465	06/16/2023	$ 123,878,325	$ 6,389,637
Total futures contracts				$ 6,389,637
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
20

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 17,197,074	$ 17,197,074	$ —	$ —
Banks	135,049,554	135,049,554	—	—
Capital Goods	513,485,912	478,332,225	14,289,839	20,863,848
Commercial & Professional Services	148,864,395	148,864,395	—	—
Consumer Discretionary Distribution & Retail	330,090,521	316,513,780	—	13,576,741
Consumer Durables & Apparel	153,773,316	153,773,316	—	—
Consumer Services	172,998,957	172,998,957	—	—
Consumer Staples Distribution & Retail	23,917,978	23,917,978	—	—
Energy	159,827,507	159,827,507	—	—
Equity Real Estate Investment Trusts (REITs)	124,122,444	124,122,444	—	—
Financial Services	439,277,531	439,277,531	—	—
Food, Beverage & Tobacco	272,619,602	272,619,602	—	—
Health Care Equipment & Services	542,920,439	542,920,439	—	—
Household & Personal Products	127,138,218	127,138,218	—	—
Insurance	251,188,227	251,188,227	—	—
Materials	214,584,292	214,584,292	—	—
Media & Entertainment	340,828,122	340,828,122	—	—
Pharmaceuticals, Biotechnology & Life Sciences	445,043,223	445,043,223	—	—
Semiconductors & Semiconductor Equipment	189,900,353	189,900,353	—	—
Software & Services	544,021,365	543,930,602	—	90,763
Technology Hardware & Equipment	233,386,294	233,386,294	—	—
Transportation	95,536,585	95,536,585	—	—
Utilities	50,029,083	50,029,083	—	—
Convertible Preferred Stocks	1,512,807	—	—	1,512,807
Exchange-Traded Funds	1,910,217	1,910,217	—	—
Short-Term Investments	32,166,982	1,465,903	30,701,079	—
Futures Contracts(2)	6,389,637	6,389,637	—	—
Total	$ 5,567,780,635	$ 5,486,745,558	$ 44,990,918	$ 36,044,159

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
21

Hartford Core Equity Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.0%
4,776,555	Ford Motor Co.	$ 56,745,473
232,418	Tesla, Inc.*	38,188,602
		94,934,075
	Banks - 4.7%
4,787,261	Bank of America Corp.	140,171,002
1,713,872	JP Morgan Chase & Co.	236,925,665
545,783	PNC Financial Services Group, Inc.	71,088,236
		448,184,903
	Capital Goods - 7.9%
834,721	AMETEK, Inc.	115,133,068
339,443	Deere & Co.	128,316,243
825,382	Fortune Brands Innovations, Inc.	53,393,962
421,604	IDEX Corp.	86,985,337
480,394	Illinois Tool Works, Inc.	116,226,524
1,651,105	Johnson Controls International PLC	98,802,123
1,607,229	Raytheon Technologies Corp.	160,562,177
		759,419,434
	Commercial & Professional Services - 1.5%
791,608	Leidos Holdings, Inc.	73,825,362
500,043	Republic Services, Inc.	72,316,219
		146,141,581
	Consumer Discretionary Distribution & Retail - 5.4%
3,386,687	Amazon.com, Inc.*	357,126,144
1,987,694	TJX Cos., Inc.	156,670,041
		513,796,185
	Consumer Durables & Apparel - 1.6%
1,202,751	NIKE, Inc. Class B	152,412,607
	Consumer Services - 1.8%
567,002	McDonald's Corp.	167,690,842
	Consumer Staples Distribution & Retail - 1.1%
1,403,002	Sysco Corp.	107,666,373
	Energy - 3.5%
1,084,562	ConocoPhillips	111,590,584
1,351,138	EOG Resources, Inc.	161,420,457
1,250,446	Schlumberger NV	61,709,510
		334,720,551
	Equity Real Estate Investment Trusts (REITs) - 1.8%
407,385	AvalonBay Communities, Inc. REIT	73,480,033
803,953	Prologis, Inc. REIT	100,695,113
		174,175,146
	Financial Services - 4.9%
626,573	American Express Co.	101,091,288
507,486	Mastercard, Inc. Class A	192,859,905
1,935,057	Morgan Stanley	174,097,078
		468,048,271
	Food, Beverage & Tobacco - 2.8%
605,551	Constellation Brands, Inc. Class A	138,955,788
2,336,262	Monster Beverage Corp.*	130,830,672
		269,786,460
	Health Care Equipment & Services - 8.1%
1,300,793	Abbott Laboratories	143,698,603
516,333	Becton Dickinson & Co.	136,471,975
1,426,576	Hologic, Inc.*	122,699,802
360,431	Laboratory Corp. of America Holdings	81,713,312
592,735	UnitedHealth Group, Inc.	291,678,966
		776,262,658
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Household & Personal Products - 3.6%
1,330,937	Colgate-Palmolive Co.	$ 106,208,773
1,496,509	Procter & Gamble Co.	234,024,077
		340,232,850
	Insurance - 3.3%
1,179,453	Arch Capital Group Ltd.*	88,541,536
591,841	Chubb Ltd.	119,291,472
791,117	Progressive Corp.	107,908,359
		315,741,367
	Materials - 1.2%
836,254	PPG Industries, Inc.	117,292,986
	Media & Entertainment - 7.2%
4,100,290	Alphabet, Inc. Class A*	440,125,129
513,582	Meta Platforms, Inc. Class A*	123,424,026
1,259,307	Walt Disney Co.*	129,078,967
		692,628,122
	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
492,611	Danaher Corp.	116,704,472
472,710	Eli Lilly & Co.	187,126,980
1,190,062	Merck & Co., Inc.	137,416,459
3,577,456	Pfizer, Inc.	139,127,264
134,843	Regeneron Pharmaceuticals, Inc.*	108,115,769
302,273	Thermo Fisher Scientific, Inc.	167,731,288
357,688	Vertex Pharmaceuticals, Inc.*	121,875,032
		978,097,264
	Semiconductors & Semiconductor Equipment - 5.4%
959,432	Advanced Micro Devices, Inc.*	85,744,438
298,484	KLA Corp.	115,376,005
238,471	NVIDIA Corp.	66,173,318
801,030	QUALCOMM, Inc.	93,560,304
901,263	Texas Instruments, Inc.	150,691,174
		511,545,239
	Software & Services - 9.6%
978,455	GoDaddy, Inc. Class A*	74,049,474
1,974,084	Microsoft Corp.	606,557,050
353,858	Palo Alto Networks, Inc.*	64,564,931
532,659	Salesforce, Inc.*	105,663,566
364,011	Workday, Inc. Class A*	67,757,007
		918,592,028
	Technology Hardware & Equipment - 9.7%
3,432,169	Apple, Inc.	582,370,436
601,673	CDW Corp.	102,037,724
2,615,047	Corning, Inc.	86,871,862
541,108	Motorola Solutions, Inc.	157,678,871
		928,958,893
	Utilities - 3.4%
1,517,041	American Electric Power Co., Inc.	140,204,929
1,181,862	Duke Energy Corp.	116,862,515
921,335	Eversource Energy	71,504,809
		328,572,253
	Total Common Stocks (cost $6,354,898,014)	$ 9,544,900,088

The accompanying notes are an integral part of these financial statements.
22

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 8,552,271	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $8,555,685; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $8,723,353		$ 8,552,271
	Total Short-Term Investments (cost $8,552,271)		$ 8,552,271
	Total Investments (cost $6,363,450,285)	99.8%	$ 9,553,452,359
	Other Assets and Liabilities	0.2%	21,383,481
	Total Net Assets	100.0%	$ 9,574,835,840
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 94,934,075	$ 94,934,075	$ —	$ —
Banks	448,184,903	448,184,903	—	—
Capital Goods	759,419,434	759,419,434	—	—
Commercial & Professional Services	146,141,581	146,141,581	—	—
Consumer Discretionary Distribution & Retail	513,796,185	513,796,185	—	—
Consumer Durables & Apparel	152,412,607	152,412,607	—	—
Consumer Services	167,690,842	167,690,842	—	—
Consumer Staples Distribution & Retail	107,666,373	107,666,373	—	—
Energy	334,720,551	334,720,551	—	—
Equity Real Estate Investment Trusts (REITs)	174,175,146	174,175,146	—	—
Financial Services	468,048,271	468,048,271	—	—
Food, Beverage & Tobacco	269,786,460	269,786,460	—	—
Health Care Equipment & Services	776,262,658	776,262,658	—	—
Household & Personal Products	340,232,850	340,232,850	—	—
Insurance	315,741,367	315,741,367	—	—
Materials	117,292,986	117,292,986	—	—
Media & Entertainment	692,628,122	692,628,122	—	—
Pharmaceuticals, Biotechnology & Life Sciences	978,097,264	978,097,264	—	—
Semiconductors & Semiconductor Equipment	511,545,239	511,545,239	—	—
Software & Services	918,592,028	918,592,028	—	—
Technology Hardware & Equipment	928,958,893	928,958,893	—	—
Utilities	328,572,253	328,572,253	—	—
Short-Term Investments	8,552,271	—	8,552,271	—
Total	$ 9,553,452,359	$ 9,544,900,088	$ 8,552,271	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
23

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Banks - 5.4%
5,188,234	Bank of America Corp.	$ 151,911,492
3,267,599	JP Morgan Chase & Co.	451,712,886
990,693	PNC Financial Services Group, Inc.	129,037,763
2,808,747	Wells Fargo & Co.	111,647,693
		844,309,834
	Capital Goods - 6.6%
1,488,761	Airbus SE(1)	208,478,172
452,038	General Dynamics Corp.	98,697,977
3,163,558	Johnson Controls International PLC	189,307,310
345,860	Lockheed Martin Corp.	160,634,677
2,715,046	Otis Worldwide Corp.	231,593,424
1,419,730	Westinghouse Air Brake Technologies Corp.	138,665,029
		1,027,376,589
	Consumer Discretionary Distribution & Retail - 3.2%
504,559	Home Depot, Inc.	151,640,162
623,075	Lowe's Cos., Inc.	129,493,677
2,728,190	TJX Cos., Inc.	215,035,936
		496,169,775
	Consumer Services - 2.2%
1,184,666	Hilton Worldwide Holdings, Inc.	170,615,597
491,748	Marriott International, Inc. Class A	83,272,606
275,765	McDonald's Corp.	81,557,499
		335,445,702
	Consumer Staples Distribution & Retail - 1.9%
1,325,033	Sysco Corp.	101,683,032
1,237,916	Walmart, Inc.	186,888,179
		288,571,211
	Energy - 6.2%
1,502,824	Chevron Corp.	253,346,070
2,216,298	ConocoPhillips	228,034,901
1,082,619	Diamondback Energy, Inc.	153,948,422
5,330,544	TotalEnergies SE ADR	340,781,678
		976,111,071
	Equity Real Estate Investment Trusts (REITs) - 3.4%
1,238,321	American Tower Corp. REIT	253,100,429
7,604,358	Host Hotels & Resorts, Inc. REIT	122,962,469
525,311	Public Storage REIT	154,877,442
		530,940,340
	Financial Services - 7.4%
1,193,176	American Express Co.	192,507,016
186,953	BlackRock, Inc.	125,482,854
1,655,685	Charles Schwab Corp.	86,492,984
2,448,380	Morgan Stanley	220,280,749
647,100	S&P Global, Inc.	234,625,518
1,288,035	Visa, Inc. Class A	299,764,385
		1,159,153,506
	Food, Beverage & Tobacco - 2.9%
3,713,866	Keurig Dr Pepper, Inc.	121,443,418
2,545,608	Mondelez International, Inc. Class A	195,299,046
774,689	Philip Morris International, Inc.	77,445,659
1,018,654	Tyson Foods, Inc. Class A	63,655,689
		457,843,812
	Health Care Equipment & Services - 7.9%
808,203	Becton Dickinson & Co.	213,616,135
473,342	Elevance Health, Inc.	221,831,728
615,312	HCA Healthcare, Inc.	176,797,597
2,871,701	Medtronic PLC	261,181,206
736,480	UnitedHealth Group, Inc.	362,414,443
		1,235,841,109
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Household & Personal Products - 2.1%
1,245,963	Colgate-Palmolive Co.	$ 99,427,848
4,228,612	Unilever PLC ADR	234,814,824
		334,242,672
	Insurance - 3.7%
2,703,269	American International Group, Inc.	143,381,388
1,209,961	Chubb Ltd.	243,879,739
1,158,580	MetLife, Inc.	71,055,711
1,566,339	Principal Financial Group, Inc.	116,989,860
		575,306,698
	Materials - 3.2%
1,673,745	Celanese Corp. Class A	177,818,669
1,461,014	FMC Corp.	180,552,110
1,036,622	PPG Industries, Inc.	145,396,602
		503,767,381
	Media & Entertainment - 7.8%
8,228,677	Alphabet, Inc. Class A*	883,266,189
8,168,423	Comcast Corp. Class A	337,927,660
		1,221,193,849
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
1,244,515	Agilent Technologies, Inc.	168,544,666
3,333,644	AstraZeneca PLC ADR	244,089,414
3,314,458	Bristol-Myers Squibb Co.	221,306,361
2,315,587	Merck & Co., Inc.	267,380,831
2,044,724	Novartis AG ADR	209,727,341
7,732,697	Pfizer, Inc.	300,724,586
		1,411,773,199
	Semiconductors & Semiconductor Equipment - 3.2%
345,375	Broadcom, Inc.	216,377,438
1,479,753	Micron Technology, Inc.	95,236,903
1,096,056	Texas Instruments, Inc.	183,260,563
		494,874,904
	Software & Services - 9.3%
637,265	Accenture PLC Class A	178,619,007
5,022,196	Cognizant Technology Solutions Corp. Class A	299,875,323
3,192,985	Microsoft Corp.	981,076,571
		1,459,570,901
	Technology Hardware & Equipment - 4.5%
2,415,545	Apple, Inc.	409,869,675
6,161,104	Cisco Systems, Inc.	291,112,164
		700,981,839
	Telecommunication Services - 1.0%
4,173,641	Verizon Communications, Inc.	162,062,480
	Transportation - 1.7%
2,792,232	Ryanair Holdings PLC ADR*	266,909,457
	Utilities - 4.3%
887,734	American Electric Power Co., Inc.	82,044,376
1,207,580	Constellation Energy Corp.	93,466,692
1,729,300	Duke Energy Corp.	170,993,184
3,762,067	Exelon Corp.	159,662,124
1,092,661	Sempra Energy	169,897,859
		676,064,235
	Total Common Stocks (cost $10,639,683,217)	$ 15,158,510,564

The accompanying notes are an integral part of these financial statements.
24

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.5%
$ 82,969,608	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $83,002,727; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $84,629,002		$ 82,969,608
	Securities Lending Collateral - 0.7%
15,632,263	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		15,632,263
52,107,544	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(2)		52,107,544
15,632,263	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(2)		15,632,263
15,632,263	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		15,632,263
			99,004,333
	Total Short-Term Investments (cost $181,973,941)		$ 181,973,941
	Total Investments (cost $10,821,657,158)	98.1%	$ 15,340,484,505
	Other Assets and Liabilities	1.9%	293,121,413
	Total Net Assets	100.0%	$ 15,633,605,918
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 844,309,834	$ 844,309,834	$ —	$ —
Capital Goods	1,027,376,589	818,898,417	208,478,172	—
Consumer Discretionary Distribution & Retail	496,169,775	496,169,775	—	—
Consumer Services	335,445,702	335,445,702	—	—
Consumer Staples Distribution & Retail	288,571,211	288,571,211	—	—
Energy	976,111,071	976,111,071	—	—
Equity Real Estate Investment Trusts (REITs)	530,940,340	530,940,340	—	—
Financial Services	1,159,153,506	1,159,153,506	—	—
Food, Beverage & Tobacco	457,843,812	457,843,812	—	—
Health Care Equipment & Services	1,235,841,109	1,235,841,109	—	—
Household & Personal Products	334,242,672	334,242,672	—	—
Insurance	575,306,698	575,306,698	—	—
Materials	503,767,381	503,767,381	—	—
Media & Entertainment	1,221,193,849	1,221,193,849	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,411,773,199	1,411,773,199	—	—
Semiconductors & Semiconductor Equipment	494,874,904	494,874,904	—	—
Software & Services	1,459,570,901	1,459,570,901	—	—
Technology Hardware & Equipment	700,981,839	700,981,839	—	—
Telecommunication Services	162,062,480	162,062,480	—	—
Transportation	266,909,457	266,909,457	—	—
Utilities	676,064,235	676,064,235	—	—
Short-Term Investments	181,973,941	99,004,333	82,969,608	—
Total	$ 15,340,484,505	$ 15,049,036,725	$ 291,447,780	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
25

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Banks - 6.9%
896,303	JP Morgan Chase & Co.	$ 123,904,927
651,026	M&T Bank Corp.	81,899,071
2,713,360	New York Community Bancorp, Inc.	29,005,818
3,422,971	Regions Financial Corp.	62,503,450
697,491	Royal Bank of Canada	69,247,160
		366,560,426
	Capital Goods - 9.2%
359,491	Eaton Corp. PLC	60,078,136
788,635	Emerson Electric Co.	65,661,750
363,159	General Dynamics Corp.	79,292,136
241,454	Honeywell International, Inc.	48,252,167
1,171,476	Johnson Controls International PLC	70,101,124
239,050	L3Harris Technologies, Inc.	46,650,608
519,653	Raytheon Technologies Corp.	51,913,335
399,979	Siemens AG	65,929,461
		487,878,717
	Consumer Discretionary Distribution & Retail - 4.2%
347,720	Home Depot, Inc.	104,503,769
966,021	LKQ Corp.	55,768,392
823,627	TJX Cos., Inc.	64,918,280
		225,190,441
	Consumer Durables & Apparel - 1.0%
465,527	Lennar Corp. Class A	52,516,101
	Energy - 7.7%
1,266,838	ConocoPhillips	130,344,962
2,915,676	Coterra Energy, Inc.	74,641,305
898,442	EOG Resources, Inc.	107,336,866
411,428	Phillips 66	40,731,372
1,306,147	TC Energy Corp.	54,285,816
		407,340,321
	Equity Real Estate Investment Trusts (REITs) - 4.9%
548,282	Crown Castle, Inc. REIT	67,488,031
1,569,233	Gaming & Leisure Properties, Inc. REIT	81,600,116
2,948,844	Host Hotels & Resorts, Inc. REIT	47,682,808
836,381	Welltower, Inc. REIT	66,258,103
		263,029,058
	Financial Services - 9.0%
1,240,998	Ares Management Corp. Class A	108,699,015
594,128	Blackstone, Inc.	53,073,454
1,745,290	Equitable Holdings, Inc.	45,360,087
813,255	Fidelity National Information Services, Inc.	47,754,334
166,401	Goldman Sachs Group, Inc.	57,148,759
1,067,329	Morgan Stanley	96,027,590
773,028	Raymond James Financial, Inc.	69,982,225
		478,045,464
	Food, Beverage & Tobacco - 7.3%
757,694	Archer-Daniels-Midland Co.	59,160,748
745,499	Kellogg Co.	52,013,465
1,776,469	Keurig Dr Pepper, Inc.	58,090,536
677,047	Mondelez International, Inc. Class A	51,943,046
241,723	Pernod Ricard SA	55,825,704
1,095,713	Philip Morris International, Inc.	109,538,429
		386,571,928
	Health Care Equipment & Services - 4.4%
301,197	Becton Dickinson & Co.	79,609,379
146,841	Elevance Health, Inc.	68,817,035
176,472	UnitedHealth Group, Inc.	86,840,106
		235,266,520
	Household & Personal Products - 2.6%
262,774	Kimberly-Clark Corp.	38,073,325
1,768,627	Unilever PLC ADR	98,211,857
		136,285,182
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Insurance - 4.2%
1,050,051	American International Group, Inc.	$ 55,694,705
347,067	Chubb Ltd.	69,954,825
1,595,798	MetLife, Inc.	97,870,291
		223,519,821
	Materials - 4.2%
266,408	Celanese Corp. Class A	28,303,186
662,418	LyondellBasell Industries NV Class A	62,671,367
582,567	PPG Industries, Inc.	81,710,847
825,424	Rio Tinto PLC ADR	52,818,882
		225,504,282
	Media & Entertainment - 1.7%
2,162,074	Comcast Corp. Class A	89,445,001
	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
1,070,492	AstraZeneca PLC ADR	78,381,424
170,998	Eli Lilly & Co.	67,691,268
748,040	Gilead Sciences, Inc.	61,496,369
823,049	Johnson & Johnson	134,733,121
1,302,610	Merck & Co., Inc.	150,412,377
4,193,262	Pfizer, Inc.	163,075,959
191,949	Roche Holding AG	60,106,938
		715,897,456
	Semiconductors & Semiconductor Equipment - 4.4%
314,214	Analog Devices, Inc.	56,520,814
103,664	Broadcom, Inc.	64,945,496
347,494	NXP Semiconductors NV	56,898,668
484,451	QUALCOMM, Inc.	56,583,877
		234,948,855
	Software & Services - 0.7%
433,952	Amdocs Ltd.	39,598,120
	Technology Hardware & Equipment - 4.3%
2,211,538	Cisco Systems, Inc.	104,495,170
1,961,589	Corning, Inc.	65,163,987
479,428	TE Connectivity Ltd.	58,667,604
		228,326,761
	Transportation - 1.0%
447,750	Canadian National Railway Co.	53,372,421
	Utilities - 7.4%
844,354	American Electric Power Co., Inc.	78,035,197
641,958	Atmos Energy Corp.	73,273,086
2,215,724	Exelon Corp.	94,035,327
866,173	NextEra Energy, Inc.	66,374,837
528,986	Sempra Energy	82,252,033
		393,970,480
	Total Common Stocks (cost $4,262,165,300)	$ 5,243,267,355

The accompanying notes are an integral part of these financial statements.
26

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 17,501,166	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $17,508,152; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $17,851,246		$ 17,501,166
	Total Short-Term Investments (cost $17,501,166)		$ 17,501,166
	Total Investments (cost $4,279,666,466)	98.9%	$ 5,260,768,521
	Other Assets and Liabilities	1.1%	58,623,679
	Total Net Assets	100.0%	$ 5,319,392,200
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 366,560,426	$ 366,560,426	$ —	$ —
Capital Goods	487,878,717	421,949,256	65,929,461	—
Consumer Discretionary Distribution & Retail	225,190,441	225,190,441	—	—
Consumer Durables & Apparel	52,516,101	52,516,101	—	—
Energy	407,340,321	407,340,321	—	—
Equity Real Estate Investment Trusts (REITs)	263,029,058	263,029,058	—	—
Financial Services	478,045,464	478,045,464	—	—
Food, Beverage & Tobacco	386,571,928	330,746,224	55,825,704	—
Health Care Equipment & Services	235,266,520	235,266,520	—	—
Household & Personal Products	136,285,182	136,285,182	—	—
Insurance	223,519,821	223,519,821	—	—
Materials	225,504,282	225,504,282	—	—
Media & Entertainment	89,445,001	89,445,001	—	—
Pharmaceuticals, Biotechnology & Life Sciences	715,897,456	655,790,518	60,106,938	—
Semiconductors & Semiconductor Equipment	234,948,855	234,948,855	—	—
Software & Services	39,598,120	39,598,120	—	—
Technology Hardware & Equipment	228,326,761	228,326,761	—	—
Transportation	53,372,421	53,372,421	—	—
Utilities	393,970,480	393,970,480	—	—
Short-Term Investments	17,501,166	—	17,501,166	—
Total	$ 5,260,768,521	$ 5,061,405,252	$ 199,363,269	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
27

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Automobiles & Components - 0.7%
180,492	Tesla, Inc.*	$ 29,656,641
	Capital Goods - 3.0%
304,427	Airbus SE(1)	42,630,338
1,311,850	Johnson Controls International PLC	78,501,104
		121,131,442
	Commercial & Professional Services - 4.6%
616,358	Copart, Inc.*	48,723,100
826,617	CoStar Group, Inc.*	63,608,178
259,179	Paycom Software, Inc.*	75,257,806
		187,589,084
	Consumer Discretionary Distribution & Retail - 9.2%
2,671,985	Amazon.com, Inc.*	281,760,818
354,136	Ross Stores, Inc.	37,796,936
171,581	Tory Burch LLC*(2)(3)	7,364,255
85,375	Ulta Beauty, Inc.*	47,078,336
		374,000,345
	Consumer Durables & Apparel - 1.2%
103,257	Deckers Outdoor Corp.*	49,495,210
	Consumer Services - 5.1%
1,180,829	Aramark	40,974,766
23,941	Booking Holdings, Inc.*	64,312,948
2,150,508	DraftKings, Inc. Class A*	47,117,630
833,322	Las Vegas Sands Corp.*	53,207,610
		205,612,954
	Energy - 1.9%
232,930	Cheniere Energy, Inc.	35,638,290
343,491	EOG Resources, Inc.	41,036,870
		76,675,160
	Financial Services - 5.2%
955,393	Block, Inc.*	58,078,340
166,600	Mastercard, Inc. Class A	63,312,998
1,284,187	Tradeweb Markets, Inc. Class A	90,419,607
		211,810,945
	Food, Beverage & Tobacco - 2.8%
591,125	Lamb Weston Holdings, Inc.	66,093,686
836,520	Monster Beverage Corp.*	46,845,120
		112,938,806
	Health Care Equipment & Services - 11.7%
1,226,778	agilon health, Inc.*	29,773,902
138,742	Align Technology, Inc.*	45,132,773
560,681	Dexcom, Inc.*	68,033,033
480,307	Hologic, Inc.*	41,311,205
79,483	Humana, Inc.	42,164,937
279,405	Insulet Corp.*	88,861,966
276,809	Intuitive Surgical, Inc.*	83,380,407
421,506	Veeva Systems, Inc. Class A*	75,483,294
		474,141,517
	Materials - 0.9%
205,408	Albemarle Corp.	38,094,968
	Media & Entertainment - 13.0%
455,254	Activision Blizzard, Inc.*	35,377,788
2,305,214	Alphabet, Inc. Class A*	247,441,671
650,473	Meta Platforms, Inc. Class A*	156,321,671
38,701	Netflix, Inc.*	12,768,621
434,393	Walt Disney Co.*	44,525,283
1,453,907	ZoomInfo Technologies, Inc. Class A*	31,855,102
		528,290,136
	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
558,998	Agilent Technologies, Inc.	75,705,099
304,494	Eli Lilly & Co.	120,536,995
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.4% - (continued)
816,743	Exact Sciences Corp.*	$ 52,328,724
154,945	United Therapeutics Corp.*	35,657,493
165,969	Vertex Pharmaceuticals, Inc.*	56,550,617
		340,778,928
	Semiconductors & Semiconductor Equipment - 7.2%
193,137	First Solar, Inc.*	35,262,953
752,527	NVIDIA Corp.	208,818,717
162,825	SolarEdge Technologies, Inc.*	46,507,705
		290,589,375
	Software & Services - 17.0%
1,122,659	DocuSign, Inc.*	55,504,261
764,631	Microsoft Corp.	234,940,521
635,703	Okta, Inc.*	43,564,727
164,787	Rubicon Earnout Shares*(2)(3)	8,239
2,197,165	Rubicon Technology, Inc. Class B*(2)(3)	988,724
2,197,165	Rubicon Technology, Inc. Class V*(2)(3)	—
2,197,165	Rubicon TRA Placeholder(2)(3)	241,688
560,824	Salesforce, Inc.*	111,250,657
169,333	ServiceNow, Inc.*	77,794,967
883,545	Shopify, Inc. Class A*	42,807,755
655,828	Workday, Inc. Class A*	122,075,824
		689,177,363
	Technology Hardware & Equipment - 4.2%
836,276	Arista Networks, Inc.*	133,937,964
1,710,006	Flex Ltd.*	35,174,824
		169,112,788
	Transportation - 1.1%
1,462,961	Uber Technologies, Inc.*	45,424,939
	Total Common Stocks (cost $3,677,663,593)	$ 3,944,520,601
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Software & Services - 0.4%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)	$ 8,899,945
743,470	Lookout, Inc. Series F*(2)(3)	5,962,630
	Total Convertible Preferred Stocks (cost $17,456,734)	$ 14,862,575
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
125,507	iShares Russell 1000 Growth ETF	$ 30,978,893
	Total Exchange-Traded Funds (cost $28,052,095)	$ 30,978,893
	Total Long-Term Investments (cost $3,723,172,422)	$ 3,990,362,069
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.4%
$ 13,778,441	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $13,783,941; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $14,054,057	$ 13,778,441
	Securities Lending Collateral - 0.5%
3,265,875	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)	3,265,875

The accompanying notes are an integral part of these financial statements.
28

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
10,886,250	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		$ 10,886,250
3,265,875	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		3,265,875
3,265,875	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		3,265,875
			20,683,875
	Total Short-Term Investments (cost $34,462,316)		$ 34,462,316
	Total Investments (cost $3,757,634,738)	99.2%	$ 4,024,824,385
	Other Assets and Liabilities	0.8%	34,176,415
	Total Net Assets	100.0%	$ 4,059,000,800
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $23,465,481 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$ 8,964,002	$ 8,899,945
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	5,962,630
09/2015	Rubicon Earnout Shares	164,787	—	8,239
09/2015	Rubicon Technology, Inc. Class V	2,197,165	—	—
09/2015	Rubicon Technology, Inc. Class B	2,197,165	9,392,114	988,724
09/2015	Rubicon TRA Placeholder	2,197,165	—	241,688
11/2013	Tory Burch LLC	171,581	13,447,917	7,364,255
			40,296,765	23,465,481

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
29

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 29,656,641	$ 29,656,641	$ —	$ —
Capital Goods	121,131,442	78,501,104	42,630,338	—
Commercial & Professional Services	187,589,084	187,589,084	—	—
Consumer Discretionary Distribution & Retail	374,000,345	366,636,090	—	7,364,255
Consumer Durables & Apparel	49,495,210	49,495,210	—	—
Consumer Services	205,612,954	205,612,954	—	—
Energy	76,675,160	76,675,160	—	—
Financial Services	211,810,945	211,810,945	—	—
Food, Beverage & Tobacco	112,938,806	112,938,806	—	—
Health Care Equipment & Services	474,141,517	474,141,517	—	—
Materials	38,094,968	38,094,968	—	—
Media & Entertainment	528,290,136	528,290,136	—	—
Pharmaceuticals, Biotechnology & Life Sciences	340,778,928	340,778,928	—	—
Semiconductors & Semiconductor Equipment	290,589,375	290,589,375	—	—
Software & Services	689,177,363	687,938,712	—	1,238,651
Technology Hardware & Equipment	169,112,788	169,112,788	—	—
Transportation	45,424,939	45,424,939	—	—
Convertible Preferred Stocks	14,862,575	—	—	14,862,575
Exchange-Traded Funds	30,978,893	30,978,893	—	—
Short-Term Investments	34,462,316	20,683,875	13,778,441	—
Total	$ 4,024,824,385	$ 3,944,950,125	$ 56,408,779	$ 23,465,481

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
30

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Biotechnology - 15.2%
417,787	Abcam PLC ADR*	$ 6,805,750
120,017	Alkermes PLC*	3,426,485
27,551	Alnylam Pharmaceuticals, Inc.*	5,488,159
51,316	Apellis Pharmaceuticals, Inc.*	4,281,294
14,950	Argenx SE ADR*	5,798,806
56,745	Ascendis Pharma AS ADR*	3,969,880
45,371	Biogen, Inc.*	13,803,219
39,197	Blueprint Medicines Corp.*	2,001,007
99,472	Celldex Therapeutics, Inc.*	3,127,400
164,670	Cytokinetics, Inc.*	6,158,658
116,068	Exact Sciences Corp.*	7,436,477
14,269	Genmab AS*	5,864,052
135,975	Genus PLC	4,597,360
72,780	Gilead Sciences, Inc.	5,983,244
75,012	Immunocore Holdings PLC ADR*(1)	4,354,447
43,286	Karuna Therapeutics, Inc.*	8,589,674
146,500	Merus NV*	2,809,870
39,172	Moderna, Inc.*	5,205,567
56,222	Morphic Holding, Inc.*	2,657,052
57,000	Prothena Corp. PLC*	2,999,340
96,753	PTC Therapeutics, Inc.*	5,334,960
13,195	Regeneron Pharmaceuticals, Inc.*	10,579,619
88,409	Revolution Medicines, Inc.*	2,076,727
117,396	Sage Therapeutics, Inc.*	5,734,795
24,640	Sarepta Therapeutics, Inc.*	3,025,053
18,688	Seagen, Inc.*	3,737,600
128,674	Syndax Pharmaceuticals, Inc.*	2,644,251
49,716	Ultragenyx Pharmaceutical, Inc.*	2,171,098
43,012	United Therapeutics Corp.*	9,898,351
71,255	Vaxcyte, Inc.*	3,051,852
187,216	Veracyte, Inc.*	4,238,570
80,438	Vertex Pharmaceuticals, Inc.*	27,407,640
1,508,400	Zai Lab Ltd.*	5,281,060
		190,539,317
	Health Care Distributors - 1.9%
446,343	AdaptHealth Corp.*	5,302,555
98,747	AmerisourceBergen Corp.	16,475,937
176,748	Owens & Minor, Inc.*	2,746,664
		24,525,156
	Health Care Equipment - 18.7%
168,365	Abbott Laboratories	18,599,281
95,147	Becton Dickinson & Co.	25,148,304
619,647	Boston Scientific Corp.*	32,296,002
168,412	Dexcom, Inc.*	20,435,112
53,851	DiaSorin SpA	5,848,903
281,762	Edwards Lifesciences Corp.*	24,789,421
135,178	Glaukos Corp.*	6,422,307
145,492	Hologic, Inc.*	12,513,767
92,950	Inari Medical, Inc.*	6,173,739
42,414	Insulet Corp.*	13,489,348
42,758	QuidelOrtho Corp.*	3,846,082
30,198	Shockwave Medical, Inc.*	8,762,252
493,496	Smith & Nephew PLC	8,127,762
120,999	Stryker Corp.	36,257,350
42,499	Teleflex, Inc.	11,581,827
		234,291,457
	Health Care Facilities - 4.8%
151,202	Acadia Healthcare Co., Inc.*	10,930,393
169,534	Encompass Health Corp.	10,875,606
105,169	HCA Healthcare, Inc.	30,218,209
223,676	Surgery Partners, Inc.*	8,870,990
		60,895,198
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Health Care Services - 2.1%
75,280	Addus HomeCare Corp.*	$ 6,153,387
255,074	agilon health, Inc.*	6,190,646
42,692	Amedisys, Inc.*	3,428,168
48,983	Laboratory Corp. of America Holdings	11,104,936
		26,877,137
	Life Sciences Tools & Services - 11.2%
171,767	Agilent Technologies, Inc.	23,262,405
233,904	Avantor, Inc.*	4,556,450
64,461	Bio-Techne Corp.	5,149,145
209,848	Danaher Corp.	49,715,090
27,032	ICON PLC*	5,208,796
73,430	Illumina, Inc.*	15,094,271
462,358	NanoString Technologies, Inc.*	4,531,108
46,380	Repligen Corp.*	7,032,599
281,260	Syneos Health, Inc.*	11,042,267
12,835	Tecan Group AG*	5,593,140
30,099	Waters Corp.*	9,040,536
		140,225,807
	Managed Health Care - 14.6%
432,319	Centene Corp.*	29,799,749
3,085,275	Hapvida Participacoes e Investimentos SA*(2)	1,707,237
71,364	Humana, Inc.	37,857,888
70,606	Molina Healthcare, Inc.*	21,032,821
188,764	UnitedHealth Group, Inc.	92,888,877
		183,286,572
	Pharmaceuticals - 30.5%
227,548	Aclaris Therapeutics, Inc.*	2,022,902
533,400	Astellas Pharma, Inc.	8,035,435
267,360	AstraZeneca PLC ADR	19,576,099
179,747	Bristol-Myers Squibb Co.	12,001,707
342,600	Chugai Pharmaceutical Co. Ltd.	8,841,011
465,625	Daiichi Sankyo Co. Ltd.	15,977,738
188,795	Eisai Co. Ltd.	10,894,095
549,880	Elanco Animal Health, Inc.*	5,207,364
194,695	Eli Lilly & Co.	77,071,963
391,285	GSK PLC	7,056,108
253,882	Hikma Pharmaceuticals PLC	5,880,102
139,684	Intra-Cellular Therapies, Inc.*	8,681,360
665,566	Merck & Co., Inc.	76,852,906
95,940	Novartis AG	9,814,074
153,005	Ono Pharmaceutical Co. Ltd.	3,080,770
1,507,146	Pfizer, Inc.	58,612,908
140,556	UCB SA(1)	13,065,748
326,823	Verona Pharma PLC ADR*(1)	6,846,942
188,434	Zoetis, Inc.	33,122,928
		382,642,160
	Total Common Stocks (cost $992,046,315)	$ 1,243,282,804
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(3)	$ 7,565
	Total Rights (cost $7,565)	$ 7,565
	Total Long-Term Investments (cost $992,053,880)	$ 1,243,290,369

The accompanying notes are an integral part of these financial statements.
31

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.2%
$ 2,779,745	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $2,780,855; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $2,835,368		$ 2,779,745
	Securities Lending Collateral - 1.1%
2,156,221	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		2,156,221
7,187,406	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		7,187,406
2,156,222	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		2,156,222
2,156,222	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		2,156,222
			13,656,071
	Total Short-Term Investments (cost $16,435,816)		$ 16,435,816
	Total Investments (cost $1,008,489,696)	100.3%	$ 1,259,726,185
	Other Assets and Liabilities	(0.3)%	(4,016,173)
	Total Net Assets	100.0%	$ 1,255,710,012
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of this security was $1,707,237, representing 0.1% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 190,539,317	$ 174,796,845	$ 15,742,472	$ —
Health Care Distributors	24,525,156	24,525,156	—	—
Health Care Equipment	234,291,457	220,314,792	13,976,665	—
Health Care Facilities	60,895,198	60,895,198	—	—
Health Care Services	26,877,137	26,877,137	—	—
Life Sciences Tools & Services	140,225,807	134,632,667	5,593,140	—
Managed Health Care	183,286,572	183,286,572	—	—
Pharmaceuticals	382,642,160	299,997,079	82,645,081	—
Rights	7,565	—	—	7,565
Short-Term Investments	16,435,816	13,656,071	2,779,745	—
Total	$ 1,259,726,185	$ 1,138,981,517	$ 120,737,103	$ 7,565

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
32

The Hartford MidCap Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Automobiles & Components - 1.0%
496,711	Visteon Corp.*	$ 69,733,257
	Banks - 0.5%
271,963	M&T Bank Corp.	34,212,945
	Capital Goods - 13.5%
670,803	Axon Enterprise, Inc.*	141,344,900
763,994	Builders FirstSource, Inc.*	72,403,711
971,437	Graco, Inc.	77,025,240
472,030	IDEX Corp.	97,389,230
1,741,991	Ingersoll Rand, Inc.	99,328,327
375,087	Lennox International, Inc.	105,740,776
393,913	Lincoln Electric Holdings, Inc.	66,098,602
286,849	Middleby Corp.*	40,411,287
228,529	Nordson Corp.	49,433,108
219,185	Watsco, Inc.	75,921,300
1,033,600	Westinghouse Air Brake Technologies Corp.	100,951,712
		926,048,193
	Commercial & Professional Services - 4.0%
293,670	Ceridian HCM Holding, Inc.*	18,642,172
1,205,131	Dun & Bradstreet Holdings, Inc.	13,461,313
2,841,961	Genpact Ltd.	126,609,363
1,111,021	GFL Environmental, Inc.	40,330,062
460,417	Robert Half International, Inc.	33,610,441
556,521	TransUnion	38,294,210
		270,947,561
	Consumer Discretionary Distribution & Retail - 3.9%
1,148,167	CarMax, Inc.*	80,406,135
2,848,266	Chewy, Inc. Class A*(1)	88,324,729
948,788	Etsy, Inc.*	95,856,051
		264,586,915
	Consumer Durables & Apparel - 4.1%
26,276	NVR, Inc.*	153,451,840
4,928,480	Vizio Holding Corp. Class A*	42,237,074
2,169,418	YETI Holdings, Inc.*	85,583,540
		281,272,454
	Consumer Services - 3.6%
799,437	Choice Hotels International, Inc.	101,944,206
538,599	Hyatt Hotels Corp. Class A*	61,561,866
402,202	Wingstop, Inc.	80,484,642
		243,990,714
	Consumer Staples Distribution & Retail - 0.6%
552,612	BJ's Wholesale Club Holdings, Inc.*	42,202,978
	Energy - 5.8%
2,791,658	Coterra Energy, Inc.	71,466,445
3,358,217	Marathon Oil Corp.	81,134,523
1,635,326	Ovintiv, Inc.	59,002,562
1,137,523	PDC Energy, Inc.	73,995,871
1,476,978	Targa Resources Corp.	111,556,148
		397,155,549
	Equity Real Estate Investment Trusts (REITs) - 1.0%
2,136,445	Host Hotels & Resorts, Inc. REIT	34,546,315
575,971	Rexford Industrial Realty, Inc. REIT	32,121,903
		66,668,218
	Financial Services - 8.9%
242,643	Credit Acceptance Corp.*(1)	118,773,748
501,747	Hamilton Lane, Inc. Class A	36,968,719
2,752,905	Nuvei Corp.*	111,905,588
2,059,218	Shift4 Payments, Inc. Class A*	139,553,204
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Financial Services - 8.9% - (continued)
869,929	Tradeweb Markets, Inc. Class A	$ 61,251,701
796,397	WEX, Inc.*	141,241,008
		609,693,968
	Food, Beverage & Tobacco - 0.8%
578,906	Post Holdings, Inc.*	52,385,204
	Health Care Equipment & Services - 6.2%
1,700,189	Inari Medical, Inc.*	112,926,553
486,264	Insulet Corp.*	154,651,403
967,421	Integra LifeSciences Holdings Corp.*	53,517,730
213,325	Teleflex, Inc.	58,135,329
275,106	Veeva Systems, Inc. Class A*	49,265,982
		428,496,997
	Insurance - 2.6%
89,493	Markel Corp.*	122,473,855
559,276	W R Berkley Corp.	32,952,542
18,225	White Mountains Insurance Group Ltd.	26,100,752
		181,527,149
	Materials - 5.7%
572,748	Ball Corp.	30,458,739
328,716	Celanese Corp. Class A	34,922,788
5,114,554	Element Solutions, Inc.	92,829,155
657,207	FMC Corp.	81,217,641
1,406,602	Graphic Packaging Holding Co.	34,686,805
1,828,391	Silgan Holdings, Inc.	90,066,541
229,983	Steel Dynamics, Inc.	23,906,733
		388,088,402
	Media & Entertainment - 2.1%
87,449	Cable One, Inc.	66,322,196
2,401,415	Cargurus, Inc.*	39,479,263
721,609	Roku, Inc.*	40,561,642
		146,363,101
	Pharmaceuticals, Biotechnology & Life Sciences - 13.8%
276,890	Alnylam Pharmaceuticals, Inc.*	55,156,488
658,029	Apellis Pharmaceuticals, Inc.*	54,899,359
1,305,262	Bio-Techne Corp.	104,264,328
1,643,395	Exact Sciences Corp.*	105,292,318
318,778	ICON PLC*	61,425,333
756,640	Jazz Pharmaceuticals PLC*	106,285,221
535,798	Neurocrine Biosciences, Inc.*	54,137,030
1,357,820	PTC Therapeutics, Inc.*	74,870,195
525,312	Repligen Corp.*	79,653,059
876,827	Sage Therapeutics, Inc.*	42,832,999
306,185	Sarepta Therapeutics, Inc.*	37,590,332
1,311,645	Ultragenyx Pharmaceutical, Inc.*	57,279,537
502,507	United Therapeutics Corp.*	115,641,936
		949,328,135
	Semiconductors & Semiconductor Equipment - 3.6%
465,249	First Solar, Inc.*	84,945,163
143,501	MKS Instruments, Inc.	12,035,429
105,221	Monolithic Power Systems, Inc.	48,608,945
9,200	Onto Innovation, Inc.*	738,457
384,877	Silicon Laboratories, Inc.*	53,613,366
540,979	Synaptics, Inc.*	47,909,100
		247,850,460
	Software & Services - 8.4%
1,035,816	Datadog, Inc. Class A*	69,793,282
2,277,695	Dynatrace, Inc.*	96,300,945
113,818	Fair Isaac Corp.*	82,853,813
444,832	Guidewire Software, Inc.*	33,891,750
3,855,356	Informatica, Inc. Class A*	59,603,804

The accompanying notes are an integral part of these financial statements.
33

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Software & Services - 8.4% - (continued)
389,377	MongoDB, Inc. Class A*	$ 93,434,905
3,328,090	Olo, Inc. Class A*	22,797,416
1,642,153	Q2 Holdings, Inc.*	40,429,807
353,766	VeriSign, Inc.*	78,465,299
		577,571,021
	Technology Hardware & Equipment - 3.4%
344,298	CDW Corp.	58,389,498
1,380,439	Coherent Corp.*	47,128,188
376,436	F5, Inc.*	50,577,941
1,455,681	Flex Ltd.*	29,943,358
946,969	Lumentum Holdings, Inc.*	45,691,254
		231,730,239
	Transportation - 5.6%
686,030	CH Robinson Worldwide, Inc.	69,199,846
646,167	Expeditors International of Washington, Inc.	73,559,651
467,944	JB Hunt Transport Services, Inc.	82,025,904
1,413,389	Knight-Swift Transportation Holdings, Inc.	79,602,069
1,471,803	U-Haul Holding Co.	79,624,542
		384,012,012
	Utilities - 0.9%
247,575	Atmos Energy Corp.	28,258,211
1,087,505	NiSource, Inc.	30,950,392
		59,208,603
	Total Common Stocks (cost $5,628,756,681)	$ 6,853,074,075
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.0%
$ 2,205,861	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $2,206,742; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $2,250,076	$ 2,205,861
	Securities Lending Collateral - 1.8%
19,618,252	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)	19,618,252
65,394,176	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(2)	65,394,176
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.8% - (continued)
	Securities Lending Collateral - 1.8% - (continued)
19,618,252	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(2)		$ 19,618,252
19,618,252	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		19,618,252
			124,248,932
	Total Short-Term Investments (cost $126,454,793)		$ 126,454,793
	Total Investments (cost $5,755,211,474)	101.8%	$ 6,979,528,868
	Other Assets and Liabilities	(1.8)%	(124,690,790)
	Total Net Assets	100.0%	$ 6,854,838,078
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
34

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 69,733,257	$ 69,733,257	$ —	$ —
Banks	34,212,945	34,212,945	—	—
Capital Goods	926,048,193	926,048,193	—	—
Commercial & Professional Services	270,947,561	270,947,561	—	—
Consumer Discretionary Distribution & Retail	264,586,915	264,586,915	—	—
Consumer Durables & Apparel	281,272,454	281,272,454	—	—
Consumer Services	243,990,714	243,990,714	—	—
Consumer Staples Distribution & Retail	42,202,978	42,202,978	—	—
Energy	397,155,549	397,155,549	—	—
Equity Real Estate Investment Trusts (REITs)	66,668,218	66,668,218	—	—
Financial Services	609,693,968	609,693,968	—	—
Food, Beverage & Tobacco	52,385,204	52,385,204	—	—
Health Care Equipment & Services	428,496,997	428,496,997	—	—
Insurance	181,527,149	181,527,149	—	—
Materials	388,088,402	388,088,402	—	—
Media & Entertainment	146,363,101	146,363,101	—	—
Pharmaceuticals, Biotechnology & Life Sciences	949,328,135	949,328,135	—	—
Semiconductors & Semiconductor Equipment	247,850,460	247,850,460	—	—
Software & Services	577,571,021	577,571,021	—	—
Technology Hardware & Equipment	231,730,239	231,730,239	—	—
Transportation	384,012,012	384,012,012	—	—
Utilities	59,208,603	59,208,603	—	—
Short-Term Investments	126,454,793	124,248,932	2,205,861	—
Total	$ 6,979,528,868	$ 6,977,323,007	$ 2,205,861	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
35

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Automobiles & Components - 1.8%
390,761	Gentex Corp.	$ 10,781,096
43,564	Visteon Corp.*	6,115,950
		16,897,046
	Banks - 5.4%
381,333	Cadence Bank	7,710,553
154,096	M&T Bank Corp.	19,385,277
457,300	New York Community Bancorp, Inc.	4,888,537
147,383	SouthState Corp.	10,166,479
267,772	Synovus Financial Corp.	8,247,378
		50,398,224
	Capital Goods - 15.4%
303,883	AerCap Holdings NV*	17,126,846
155,495	Builders FirstSource, Inc.*	14,736,261
73,435	Curtiss-Wright Corp.	12,471,466
265,683	Fortune Brands Innovations, Inc.	17,187,033
193,077	Howmet Aerospace, Inc.	8,551,380
109,141	John Bean Technologies Corp.	11,864,718
153,040	Johnson Controls International PLC	9,157,914
41,488	L3Harris Technologies, Inc.	8,096,383
103,628	Middleby Corp.*	14,599,113
237,001	Spirit AeroSystems Holdings, Inc. Class A	7,053,150
17,036	United Rentals, Inc.	6,151,870
142,669	Vicor Corp.*	6,130,487
121,756	Westinghouse Air Brake Technologies Corp.	11,891,908
		145,018,529
	Commercial & Professional Services - 2.7%
64,395	Clean Harbors, Inc.*	9,347,578
175,305	Leidos Holdings, Inc.	16,348,945
		25,696,523
	Consumer Discretionary Distribution & Retail - 2.7%
93,108	Ross Stores, Inc.	9,937,417
447,888	Valvoline, Inc.	15,474,530
		25,411,947
	Consumer Durables & Apparel - 3.1%
142,489	Lennar Corp. Class A	16,074,184
363,544	Steven Madden Ltd.	12,738,582
		28,812,766
	Consumer Services - 2.1%
119,146	Las Vegas Sands Corp.*	7,607,472
183,502	Wyndham Hotels & Resorts, Inc.	12,518,507
		20,125,979
	Consumer Staples Distribution & Retail - 3.3%
94,835	Dollar Tree, Inc.*	14,577,088
436,741	U.S. Foods Holding Corp.*	16,770,854
		31,347,942
	Energy - 6.2%
538,469	Cenovus Energy, Inc.	9,046,279
500,210	Coterra Energy, Inc.	12,805,376
142,077	Diamondback Energy, Inc.	20,203,349
681,466	Marathon Oil Corp.	16,464,219
		58,519,223
	Equity Real Estate Investment Trusts (REITs) - 6.7%
387,066	Essential Properties Realty Trust, Inc. REIT	9,579,883
220,933	Gaming & Leisure Properties, Inc. REIT	11,488,516
603,039	Kimco Realty Corp. REIT	11,572,318
102,277	Ryman Hospitality Properties, Inc. REIT	9,170,156
273,026	Welltower, Inc. REIT	21,629,120
		63,439,993
	Financial Services - 3.5%
96,932	Ares Management Corp. Class A	8,490,274
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Financial Services - 3.5% - (continued)
39,053	FleetCor Technologies, Inc.*	$ 8,354,218
212,030	Voya Financial, Inc.	16,216,054
		33,060,546
	Food, Beverage & Tobacco - 2.5%
259,288	Keurig Dr Pepper, Inc.	8,478,718
242,048	Tyson Foods, Inc. Class A	15,125,579
		23,604,297
	Health Care Equipment & Services - 9.8%
229,144	Centene Corp.*	15,794,896
289,883	Dentsply Sirona, Inc.	12,154,794
157,014	Encompass Health Corp.	10,072,448
73,822	ICU Medical, Inc.*	13,962,693
244,745	Integra LifeSciences Holdings Corp.*	13,539,294
61,425	Molina Healthcare, Inc.*	18,297,893
31,298	Teleflex, Inc.	8,529,331
		92,351,349
	Insurance - 8.6%
4,089,972	Aegon NV	18,527,573
112,693	Allstate Corp.	13,045,342
73,264	Arthur J Gallagher & Co.	15,243,308
39,467	Everest Re Group Ltd.	14,918,526
387,716	Kemper Corp.	18,862,383
		80,597,132
	Materials - 4.9%
144,133	Celanese Corp. Class A	15,312,690
86,984	FMC Corp.	10,749,483
129,006	Ingevity Corp.*	9,254,890
44,090	Reliance Steel & Aluminum Co.	10,925,502
		46,242,565
	Media & Entertainment - 2.6%
294,620	Cargurus, Inc.*	4,843,553
104,017	Electronic Arts, Inc.	13,239,284
185,716	Match Group, Inc.*	6,852,920
		24,935,757
	Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
383,030	Avantor, Inc.*	7,461,424
406,356	Syneos Health, Inc.*	15,953,537
		23,414,961
	Semiconductors & Semiconductor Equipment - 4.2%
58,831	Cirrus Logic, Inc.*	5,047,112
140,744	MKS Instruments, Inc.	11,804,199
175,371	ON Semiconductor Corp.*	12,619,697
111,869	Synaptics, Inc.*	9,907,119
		39,378,127
	Technology Hardware & Equipment - 3.7%
61,075	F5, Inc.*	8,206,037
667,322	Flex Ltd.*	13,726,814
274,025	Lumentum Holdings, Inc.*	13,221,706
		35,154,557
	Transportation - 1.9%
666,385	JetBlue Airways Corp.*	4,757,989
232,864	Knight-Swift Transportation Holdings, Inc.	13,114,900
		17,872,889
	Utilities - 4.8%
226,794	Alliant Energy Corp.	12,505,421
91,072	Atmos Energy Corp.	10,394,958
213,310	Evergy, Inc.	13,248,684
59,077	Sempra Energy	9,185,883
		45,334,946
	Total Common Stocks (cost $822,426,829)	$ 927,615,298

The accompanying notes are an integral part of these financial statements.
36

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 3,091,631	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $3,092,865; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $3,153,522		$ 3,091,631
	Total Short-Term Investments (cost $3,091,631)		$ 3,091,631
	Total Investments (cost $825,518,460)	98.7%	$ 930,706,929
	Other Assets and Liabilities	1.3%	11,979,877
	Total Net Assets	100.0%	$ 942,686,806
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 16,897,046	$ 16,897,046	$ —	$ —
Banks	50,398,224	50,398,224	—	—
Capital Goods	145,018,529	145,018,529	—	—
Commercial & Professional Services	25,696,523	25,696,523	—	—
Consumer Discretionary Distribution & Retail	25,411,947	25,411,947	—	—
Consumer Durables & Apparel	28,812,766	28,812,766	—	—
Consumer Services	20,125,979	20,125,979	—	—
Consumer Staples Distribution & Retail	31,347,942	31,347,942	—	—
Energy	58,519,223	58,519,223	—	—
Equity Real Estate Investment Trusts (REITs)	63,439,993	63,439,993	—	—
Financial Services	33,060,546	33,060,546	—	—
Food, Beverage & Tobacco	23,604,297	23,604,297	—	—
Health Care Equipment & Services	92,351,349	92,351,349	—	—
Insurance	80,597,132	80,597,132	—	—
Materials	46,242,565	46,242,565	—	—
Media & Entertainment	24,935,757	24,935,757	—	—
Pharmaceuticals, Biotechnology & Life Sciences	23,414,961	23,414,961	—	—
Semiconductors & Semiconductor Equipment	39,378,127	39,378,127	—	—
Technology Hardware & Equipment	35,154,557	35,154,557	—	—
Transportation	17,872,889	17,872,889	—	—
Utilities	45,334,946	45,334,946	—	—
Short-Term Investments	3,091,631	—	3,091,631	—
Total	$ 930,706,929	$ 927,615,298	$ 3,091,631	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
37

Hartford Quality Value Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Banks - 8.0%
135,005	Bank of America Corp.	$ 3,952,946
55,854	Bank of Nova Scotia	2,787,673
59,233	JP Morgan Chase & Co.	8,188,370
21,035	PNC Financial Services Group, Inc.	2,739,809
44,256	Wells Fargo & Co.	1,759,176
		19,427,974
	Capital Goods - 8.4%
21,819	Curtiss-Wright Corp.	3,705,521
17,432	Honeywell International, Inc.	3,483,611
56,479	Johnson Controls International PLC	3,379,703
6,296	Lockheed Martin Corp.	2,924,177
35,129	Otis Worldwide Corp.	2,996,504
39,327	Westinghouse Air Brake Technologies Corp.	3,841,068
		20,330,584
	Consumer Discretionary Distribution & Retail - 3.7%
55,293	LKQ Corp.	3,192,065
10,547	Lowe's Cos., Inc.	2,191,983
45,037	TJX Cos., Inc.	3,549,816
		8,933,864
	Consumer Services - 3.5%
45,773	Aramark	1,588,323
21,974	Hilton Worldwide Holdings, Inc.	3,164,695
7,838	Marriott International, Inc. Class A	1,327,287
8,206	McDonald's Corp.	2,426,925
		8,507,230
	Consumer Staples Distribution & Retail - 2.4%
36,208	Sysco Corp.	2,778,602
20,719	Walmart, Inc.	3,127,947
		5,906,549
	Energy - 7.9%
37,638	Chevron Corp.	6,345,014
46,330	EOG Resources, Inc.	5,535,045
113,541	TotalEnergies SE ADR	7,258,676
		19,138,735
	Equity Real Estate Investment Trusts (REITs) - 4.5%
15,124	American Tower Corp. REIT	3,091,194
141,430	Host Hotels & Resorts, Inc. REIT	2,286,923
8,247	Public Storage REIT	2,431,463
87,706	VICI Properties, Inc. REIT	2,976,742
		10,786,322
	Financial Services - 3.6%
27,361	American Express Co.	4,414,424
28,956	Charles Schwab Corp.	1,512,661
30,867	Morgan Stanley	2,777,104
		8,704,189
	Food, Beverage & Tobacco - 4.4%
43,258	Keurig Dr Pepper, Inc.	1,414,537
49,605	Mondelez International, Inc. Class A	3,805,695
45,278	Philip Morris International, Inc.	4,526,442
15,928	Tyson Foods, Inc. Class A	995,341
		10,742,015
	Health Care Equipment & Services - 8.7%
18,632	Becton Dickinson & Co.	4,924,624
10,208	Elevance Health, Inc.	4,783,979
59,251	Medtronic PLC	5,388,879
12,090	UnitedHealth Group, Inc.	5,949,368
		21,046,850
	Household & Personal Products - 1.9%
82,073	Unilever PLC ADR	4,557,514
	Insurance - 6.5%
47,565	American International Group, Inc.	2,522,848
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Insurance - 6.5% - (continued)
22,025	Chubb Ltd.	$ 4,439,359
19,054	Marsh & McLennan Cos., Inc.	3,433,340
32,109	MetLife, Inc.	1,969,245
44,770	Principal Financial Group, Inc.	3,343,871
		15,708,663
	Materials - 3.7%
28,042	Celanese Corp. Class A	2,979,182
26,982	FMC Corp.	3,334,435
19,295	PPG Industries, Inc.	2,706,317
		9,019,934
	Media & Entertainment - 5.9%
54,264	Alphabet, Inc. Class A*	5,824,698
128,339	Comcast Corp. Class A	5,309,384
35,038	Omnicom Group, Inc.	3,173,392
		14,307,474
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
75,542	AstraZeneca PLC ADR	5,531,185
48,007	Merck & Co., Inc.	5,543,368
32,473	Novartis AG ADR	3,330,756
144,158	Pfizer, Inc.	5,606,305
		20,011,614
	Semiconductors & Semiconductor Equipment - 4.0%
5,039	Broadcom, Inc.	3,156,933
80,042	Intel Corp.	2,486,105
23,589	Texas Instruments, Inc.	3,944,081
		9,587,119
	Software & Services - 3.5%
13,233	Accenture PLC Class A	3,709,077
77,529	Cognizant Technology Solutions Corp. Class A	4,629,257
		8,338,334
	Technology Hardware & Equipment - 1.7%
88,076	Cisco Systems, Inc.	4,161,591
	Telecommunication Services - 1.2%
73,497	Verizon Communications, Inc.	2,853,888
	Transportation - 1.5%
122,175	Southwest Airlines Co.	3,700,681
	Utilities - 4.8%
20,818	American Electric Power Co., Inc.	1,924,000
31,910	Duke Energy Corp.	3,155,261
33,376	Eversource Energy	2,590,311
25,437	Sempra Energy	3,955,199
		11,624,771
	Total Common Stocks (cost $194,585,399)	$ 237,395,895

The accompanying notes are an integral part of these financial statements.
38

Hartford Quality Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 782,973	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $783,286; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $798,655		$ 782,973
	Total Short-Term Investments (cost $782,973)		$ 782,973
	Total Investments (cost $195,368,372)	98.4%	$ 238,178,868
	Other Assets and Liabilities	1.6%	3,848,691
	Total Net Assets	100.0%	$ 242,027,559
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 19,427,974	$ 19,427,974	$ —	$ —
Capital Goods	20,330,584	20,330,584	—	—
Consumer Discretionary Distribution & Retail	8,933,864	8,933,864	—	—
Consumer Services	8,507,230	8,507,230	—	—
Consumer Staples Distribution & Retail	5,906,549	5,906,549	—	—
Energy	19,138,735	19,138,735	—	—
Equity Real Estate Investment Trusts (REITs)	10,786,322	10,786,322	—	—
Financial Services	8,704,189	8,704,189	—	—
Food, Beverage & Tobacco	10,742,015	10,742,015	—	—
Health Care Equipment & Services	21,046,850	21,046,850	—	—
Household & Personal Products	4,557,514	4,557,514	—	—
Insurance	15,708,663	15,708,663	—	—
Materials	9,019,934	9,019,934	—	—
Media & Entertainment	14,307,474	14,307,474	—	—
Pharmaceuticals, Biotechnology & Life Sciences	20,011,614	20,011,614	—	—
Semiconductors & Semiconductor Equipment	9,587,119	9,587,119	—	—
Software & Services	8,338,334	8,338,334	—	—
Technology Hardware & Equipment	4,161,591	4,161,591	—	—
Telecommunication Services	2,853,888	2,853,888	—	—
Transportation	3,700,681	3,700,681	—	—
Utilities	11,624,771	11,624,771	—	—
Short-Term Investments	782,973	—	782,973	—
Total	$ 238,178,868	$ 237,395,895	$ 782,973	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
39

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 2.7%
44,231	Fox Factory Holding Corp.*	$ 4,903,891
23,031	Patrick Industries, Inc.	1,580,618
35,634	Visteon Corp.*	5,002,657
		11,487,166
	Banks - 1.0%
69,213	Synovus Financial Corp.	2,131,761
41,072	Triumph Financial, Inc.*	2,134,101
		4,265,862
	Capital Goods - 13.5%
38,289	Ameresco, Inc. Class A*	1,592,822
49,184	Applied Industrial Technologies, Inc.	6,672,301
111,392	AZEK Co., Inc.*	3,023,179
29,076	Boise Cascade Co.	1,986,182
29,992	Chart Industries, Inc.*	3,991,935
26,538	Curtiss-Wright Corp.	4,506,949
101,308	Fluor Corp.*	2,944,011
17,955	Herc Holdings, Inc.	1,795,859
313,495	Hillman Solutions Corp.*	2,633,358
46,005	ITT, Inc.	3,884,662
44,805	John Bean Technologies Corp.	4,870,752
40,003	Rush Enterprises, Inc. Class A	2,124,559
150,414	Shoals Technologies Group, Inc. Class A*	3,142,148
59,494	SPX Technologies, Inc.*	3,788,578
240,426	Stem, Inc.*(1)	1,017,002
105,113	WillScot Mobile Mini Holdings Corp.*	4,772,130
238,518	Zurn Elkay Water Solutions Corp. Class C	5,140,063
		57,886,490
	Commercial & Professional Services - 9.4%
30,383	ASGN, Inc.*	2,175,119
15,555	CACI International, Inc. Class A*	4,873,693
51,287	Casella Waste Systems, Inc. Class A*	4,564,543
26,924	Ceridian HCM Holding, Inc.*	1,709,136
19,418	Clean Harbors, Inc.*	2,818,717
25,363	ExlService Holdings, Inc.*	4,524,252
24,205	Exponent, Inc.	2,228,070
40,358	Insperity, Inc.	4,942,241
72,424	KBR, Inc.	4,108,613
7,558	Tetra Tech, Inc.	1,045,800
19,187	TriNet Group, Inc.*	1,780,170
319,315	Verra Mobility Corp.*	5,412,389
		40,182,743
	Consumer Discretionary Distribution & Retail - 0.5%
186,070	Leslie's, Inc.*	2,018,860
	Consumer Durables & Apparel - 3.4%
9,500	Century Communities, Inc.	639,730
56,039	Crocs, Inc.*	6,930,343
4,266	Deckers Outdoor Corp.*	2,044,864
126,579	YETI Holdings, Inc.*	4,993,542
		14,608,479
	Consumer Services - 5.4%
13,704	Churchill Downs, Inc.	4,008,831
11,542	European Wax Center, Inc. Class A*	217,451
74,470	Penn Entertainment, Inc.*	2,218,461
60,239	Texas Roadhouse, Inc.	6,663,638
35,895	Wingstop, Inc.	7,182,949
44,146	Wyndham Hotels & Resorts, Inc.	3,011,640
		23,302,970
	Consumer Staples Distribution & Retail - 0.5%
31,892	Performance Food Group Co.*	1,999,310
	Energy - 5.8%
44,459	Cactus, Inc. Class A	1,799,700
36,594	Chord Energy Corp.	5,208,424
90,389	Helmerich & Payne, Inc.	2,997,299
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Energy - 5.8% - (continued)
234,586	Magnolia Oil & Gas Corp. Class A	$ 4,954,456
65,339	Ovintiv, Inc.	2,357,431
64,470	PDC Energy, Inc.	4,193,774
123,199	SM Energy Co.	3,459,428
		24,970,512
	Equity Real Estate Investment Trusts (REITs) - 2.0%
35,938	Agree Realty Corp. REIT	2,443,424
127,268	Phillips Edison & Co., Inc. REIT	4,014,033
26,001	Ryman Hospitality Properties, Inc. REIT	2,331,250
		8,788,707
	Financial Services - 3.5%
295,257	MGIC Investment Corp.	4,390,472
37,438	Shift4 Payments, Inc. Class A*	2,537,173
69,309	Stifel Financial Corp.	4,156,461
21,067	WEX, Inc.*	3,736,232
		14,820,338
	Food, Beverage & Tobacco - 4.9%
6,184	Boston Beer Co., Inc. Class A*	1,963,482
63,534	Celsius Holdings, Inc.*	6,071,944
46,912	Freshpet, Inc.*	3,235,521
18,020	Lancaster Colony Corp.	3,768,342
77,444	Simply Good Foods Co.*	2,816,638
196,359	Sovos Brands, Inc.*	3,367,557
		21,223,484
	Health Care Equipment & Services - 11.0%
15,813	Amedisys, Inc.*	1,269,784
63,889	AtriCure, Inc.*	2,810,477
78,150	Encompass Health Corp.	5,013,322
30,152	Ensign Group, Inc.	2,927,458
60,978	Glaukos Corp.*	2,897,065
33,067	Globus Medical, Inc. Class A*	1,922,515
55,667	Haemonetics Corp.*	4,659,885
59,815	HealthEquity, Inc.*	3,197,112
47,029	Inari Medical, Inc.*	3,123,666
12,809	Inspire Medical Systems, Inc.*	3,428,073
69,072	Integra LifeSciences Holdings Corp.*	3,821,063
22,611	Lantheus Holdings, Inc.*	1,932,110
47,226	Omnicell, Inc.*	2,869,924
90,246	Owens & Minor, Inc.*	1,402,423
21,263	QuidelOrtho Corp.*	1,912,607
14,396	Shockwave Medical, Inc.*	4,177,143
		47,364,627
	Household & Personal Products - 0.6%
216,963	Beauty Health Co.*	2,486,396
	Insurance - 0.4%
76,933	James River Group Holdings Ltd.	1,497,886
	Materials - 4.7%
151,846	Axalta Coating Systems Ltd.*	4,793,778
72,518	Cabot Corp.	5,203,892
33,085	Ingevity Corp.*	2,373,518
224,287	Livent Corp.*	4,900,671
49,184	Louisiana-Pacific Corp.	2,938,252
		20,210,111
	Media & Entertainment - 1.0%
104,159	Bumble, Inc. Class A*	1,896,735
35,343	Ziff Davis, Inc.*	2,584,987
		4,481,722
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
123,311	Aclaris Therapeutics, Inc.*	1,096,235
104,807	Alkermes PLC*	2,992,240
18,703	Apellis Pharmaceuticals, Inc.*	1,560,391
38,079	Bioxcel Therapeutics, Inc.*	785,189

The accompanying notes are an integral part of these financial statements.
40

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0% - (continued)
54,537	Blueprint Medicines Corp.*	$ 2,784,114
37,254	Celldex Therapeutics, Inc.*	1,171,266
80,432	Crinetics Pharmaceuticals, Inc.*	1,571,641
171,904	Cytek Biosciences, Inc.*	1,973,458
60,759	Cytokinetics, Inc.*	2,272,387
76,962	Denali Therapeutics, Inc.*	1,911,736
524,484	Geron Corp.*	1,290,231
399,318	ImmunoGen, Inc.*	2,152,324
32,313	Intellia Therapeutics, Inc.*	1,219,816
55,067	Intra-Cellular Therapies, Inc.*	3,422,414
49,528	IVERIC bio, Inc.*	1,628,976
17,664	Karuna Therapeutics, Inc.*	3,505,244
42,177	Kymera Therapeutics, Inc.*	1,330,262
44,723	Morphic Holding, Inc.*	2,113,609
34,065	PTC Therapeutics, Inc.*	1,878,344
83,337	Revance Therapeutics, Inc.*	2,652,617
79,582	Revolution Medicines, Inc.*	1,869,381
36,750	Sage Therapeutics, Inc.*	1,795,237
75,710	Syndax Pharmaceuticals, Inc.*	1,555,840
64,318	Vaxcyte, Inc.*	2,754,740
36,193	Ventyx Biosciences, Inc.*(1)	1,360,857
64,108	Veracyte, Inc.*	1,451,405
63,431	Zentalis Pharmaceuticals, Inc.*	1,397,385
		51,497,339
	Semiconductors & Semiconductor Equipment - 4.1%
26,741	Axcelis Technologies, Inc.*	3,163,460
27,084	Cirrus Logic, Inc.*	2,323,537
28,564	MKS Instruments, Inc.	2,395,663
58,835	Power Integrations, Inc.	4,282,011
49,983	Rambus, Inc.*	2,216,246
23,461	Silicon Laboratories, Inc.*	3,268,117
		17,649,034
	Software & Services - 8.1%
66,131	Alarm.com Holdings, Inc.*	3,153,787
51,517	Blackbaud, Inc.*	3,572,962
49,743	DigitalOcean Holdings, Inc.*(1)	1,568,894
183,621	EngageSmart, Inc.*	3,152,773
24,154	Five9, Inc.*	1,566,145
72,361	Grid Dynamics Holdings, Inc.*	786,564
36,363	Guidewire Software, Inc.*	2,770,497
20,930	Manhattan Associates, Inc.*	3,467,683
35,957	Perficient, Inc.*	2,334,329
114,809	PowerSchool Holdings, Inc. Class A*	2,397,212
22,589	Rapid7, Inc.*	1,098,051
52,023	Sprout Social, Inc. Class A*	2,562,653
98,544	Squarespace, Inc. Class A*	3,064,718
36,817	Workiva, Inc.*	3,439,444
		34,935,712
	Technology Hardware & Equipment - 4.0%
43,709	Fabrinet *	4,150,170
32,455	Insight Enterprises, Inc.*	3,925,432
9,946	Littelfuse, Inc.	2,409,319
29,272	Novanta, Inc.*	4,473,932
19,809	Super Micro Computer, Inc.*	2,088,463
		17,047,316
	Total Common Stocks (cost $359,498,298)	$ 422,725,064
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.9%
	Other Investment Pools & Funds - 0.9%
17,147	iShares Russell 2000 Growth ETF (1)		$ 3,844,357
	Total Exchange-Traded Funds (cost $3,656,812)		$ 3,844,357
	Total Long-Term Investments (cost $363,155,110)		$ 426,569,421
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.1%
$ 557,192	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $557,414; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $568,423		$ 557,192
	Securities Lending Collateral - 0.6%
424,431	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		424,431
1,414,772	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(2)		1,414,772
424,432	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(2)		424,432
424,432	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		424,432
			2,688,067
	Total Short-Term Investments (cost $3,245,259)		$ 3,245,259
	Total Investments (cost $366,400,369)	100.1%	$ 429,814,680
	Other Assets and Liabilities	(0.1)%	(573,608)
	Total Net Assets	100.0%	$ 429,241,072
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
41

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 11,487,166	$ 11,487,166	$ —	$ —
Banks	4,265,862	4,265,862	—	—
Capital Goods	57,886,490	57,886,490	—	—
Commercial & Professional Services	40,182,743	40,182,743	—	—
Consumer Discretionary Distribution & Retail	2,018,860	2,018,860	—	—
Consumer Durables & Apparel	14,608,479	14,608,479	—	—
Consumer Services	23,302,970	23,302,970	—	—
Consumer Staples Distribution & Retail	1,999,310	1,999,310	—	—
Energy	24,970,512	24,970,512	—	—
Equity Real Estate Investment Trusts (REITs)	8,788,707	8,788,707	—	—
Financial Services	14,820,338	14,820,338	—	—
Food, Beverage & Tobacco	21,223,484	21,223,484	—	—
Health Care Equipment & Services	47,364,627	47,364,627	—	—
Household & Personal Products	2,486,396	2,486,396	—	—
Insurance	1,497,886	1,497,886	—	—
Materials	20,210,111	20,210,111	—	—
Media & Entertainment	4,481,722	4,481,722	—	—
Pharmaceuticals, Biotechnology & Life Sciences	51,497,339	51,497,339	—	—
Semiconductors & Semiconductor Equipment	17,649,034	17,649,034	—	—
Software & Services	34,935,712	34,935,712	—	—
Technology Hardware & Equipment	17,047,316	17,047,316	—	—
Exchange-Traded Funds	3,844,357	3,844,357	—	—
Short-Term Investments	3,245,259	2,688,067	557,192	—
Total	$ 429,814,680	$ 429,257,488	$ 557,192	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
42

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Banks - 14.4%
53,853	Bank OZK	$ 1,923,629
64,328	Berkshire Hills Bancorp, Inc.	1,368,257
107,026	Cadence Bank	2,164,066
68,976	First Hawaiian, Inc.	1,318,131
79,870	First Interstate BancSystem, Inc. Class A	2,043,873
155,651	FNB Corp.	1,786,873
104,340	Home BancShares, Inc.	2,271,482
87,061	Pacific Premier Bancorp, Inc.	1,936,237
74,756	Sandy Spring Bancorp, Inc.	1,680,515
		16,493,063
	Capital Goods - 10.2%
48,745	Air Lease Corp.	1,960,524
27,887	EnerSys	2,313,785
84,391	Kennametal, Inc.	2,190,790
20,042	McGrath RentCorp	1,781,333
144,929	REV Group, Inc.	1,555,088
60,750	Spirit AeroSystems Holdings, Inc. Class A	1,807,920
		11,609,440
	Commercial & Professional Services - 5.9%
154,449	BrightView Holdings, Inc.*	854,103
190,928	CoreCivic, Inc.*	1,678,257
59,978	Deluxe Corp.	908,667
55,394	Loomis AB	1,773,094
89,991	MillerKnoll, Inc.	1,530,747
		6,744,868
	Consumer Discretionary Distribution & Retail - 2.0%
46,466	Monro, Inc.	2,271,258
	Consumer Durables & Apparel - 8.2%
21,520	Carter's, Inc.	1,501,450
19,041	Helen of Troy Ltd.*	1,910,574
38,697	Kontoor Brands, Inc.	1,747,944
61,761	Steven Madden Ltd.	2,164,105
35,255	Sturm Ruger & Co., Inc.	2,029,278
		9,353,351
	Consumer Services - 3.8%
53,709	Adtalem Global Education, Inc.*	2,178,974
20,471	Cracker Barrel Old Country Store, Inc.	2,173,201
		4,352,175
	Energy - 5.0%
68,672	ChampionX Corp.	1,859,638
82,135	DMC Global, Inc.*	1,555,637
165,275	TechnipFMC PLC*	2,262,614
		5,677,889
	Equity Real Estate Investment Trusts (REITs) - 2.7%
124,425	Pebblebrook Hotel Trust REIT	1,770,568
206,244	Piedmont Office Realty Trust, Inc. Class A, REIT	1,342,648
		3,113,216
	Financial Services - 13.0%
72,727	Bread Financial Holdings, Inc.	2,007,265
15,463	Federal Agricultural Mortgage Corp. Class C	2,061,063
161,686	Greenhill & Co., Inc.	1,147,971
99,909	Navient Corp.	1,652,495
51,708	PRA Group, Inc.*	1,875,449
77,455	PROG Holdings, Inc.*	2,341,465
92,345	Radian Group, Inc.	2,241,213
189,911	Rithm Capital Corp. REIT	1,549,674
		14,876,595
	Health Care Equipment & Services - 6.6%
86,849	NextGen Healthcare, Inc.*	1,453,852
47,668	NuVasive, Inc.*	2,051,631
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Health Care Equipment & Services - 6.6% - (continued)
34,553	Omnicell, Inc.*		$ 2,099,786
58,657	Premier, Inc. Class A		1,955,038
			7,560,307
	Household & Personal Products - 4.8%
49,691	Edgewell Personal Care Co.		2,170,006
62,582	Energizer Holdings, Inc.		2,092,116
13,294	Medifast, Inc.		1,218,395
			5,480,517
	Insurance - 6.8%
36,402	Kemper Corp.		1,770,957
279,097	Lancashire Holdings Ltd.		2,151,235
88,931	ProAssurance Corp.		1,597,201
259,328	SiriusPoint Ltd.*		2,253,561
			7,772,954
	Materials - 2.7%
41,432	Compass Minerals International, Inc.		1,356,070
91,052	Mativ Holdings, Inc.		1,763,677
			3,119,747
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
48,951	Pacira BioSciences, Inc.*		2,217,970
	Semiconductors & Semiconductor Equipment - 2.9%
59,374	Ichor Holdings Ltd.*		1,653,566
25,588	Silicon Motion Technology Corp. ADR		1,628,420
			3,281,986
	Software & Services - 4.9%
229,363	Adeia, Inc.		1,752,333
30,356	InterDigital, Inc.		2,056,316
189,498	Xperi, Inc.*		1,798,336
			5,606,985
	Utilities - 1.9%
42,318	Portland General Electric Co.		2,142,137
	Total Common Stocks (cost $110,297,916)		$ 111,674,458
EXCHANGE-TRADED FUNDS - 1.7%
	Other Investment Pools & Funds - 1.7%
15,061	iShares Russell 2000 Value ETF		$ 2,011,547
	Total Exchange-Traded Funds (cost $2,105,648)		$ 2,011,547
	Total Long-Term Investments (cost $112,403,564)		$ 113,686,005
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 176,843	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $176,914; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $180,444		$ 176,843
	Total Short-Term Investments (cost $176,843)		$ 176,843
	Total Investments (cost $112,580,407)	99.7%	$ 113,862,848
	Other Assets and Liabilities	0.3%	361,651
	Total Net Assets	100.0%	$ 114,224,499
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
43

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 16,493,063	$ 16,493,063	$ —	$ —
Capital Goods	11,609,440	11,609,440	—	—
Commercial & Professional Services	6,744,868	4,971,774	1,773,094	—
Consumer Discretionary Distribution & Retail	2,271,258	2,271,258	—	—
Consumer Durables & Apparel	9,353,351	9,353,351	—	—
Consumer Services	4,352,175	4,352,175	—	—
Energy	5,677,889	5,677,889	—	—
Equity Real Estate Investment Trusts (REITs)	3,113,216	3,113,216	—	—
Financial Services	14,876,595	14,876,595	—	—
Health Care Equipment & Services	7,560,307	7,560,307	—	—
Household & Personal Products	5,480,517	5,480,517	—	—
Insurance	7,772,954	5,621,719	2,151,235	—
Materials	3,119,747	3,119,747	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,217,970	2,217,970	—	—
Semiconductors & Semiconductor Equipment	3,281,986	3,281,986	—	—
Software & Services	5,606,985	5,606,985	—	—
Utilities	2,142,137	2,142,137	—	—
Exchange-Traded Funds	2,011,547	2,011,547	—	—
Short-Term Investments	176,843	—	176,843	—
Total	$ 113,862,848	$ 109,761,676	$ 4,101,172	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
44

The Hartford Small Company Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8%
	Automobiles & Components - 1.0%
45,059	Visteon Corp.*	$ 6,325,833
	Banks - 0.8%
229,545	Cadence Bank	4,641,400
	Capital Goods - 15.0%
25,954	Acuity Brands, Inc.	4,084,641
121,790	Ameresco, Inc. Class A*	5,066,464
97,558	Applied Industrial Technologies, Inc.	13,234,718
359,080	AZEK Co., Inc.*	9,745,431
62,163	Comfort Systems USA, Inc.	9,292,747
48,611	Curtiss-Wright Corp.	8,255,606
371,254	Fluor Corp.*	10,788,641
41,001	Middleby Corp.*	5,776,221
104,774	Rush Enterprises, Inc. Class A	5,564,547
295,813	Shoals Technologies Group, Inc. Class A*	6,179,534
35,364	WESCO International, Inc.	5,092,416
339,953	Zurn Elkay Water Solutions Corp. Class C	7,325,987
		90,406,953
	Commercial & Professional Services - 7.0%
214,874	Aris Water Solutions, Inc. Class A	1,562,134
82,874	Casella Waste Systems, Inc. Class A*	7,375,786
65,557	ExlService Holdings, Inc.*	11,694,057
82,024	TriNet Group, Inc.*	7,610,187
843,086	Verra Mobility Corp.*	14,290,308
		42,532,472
	Consumer Discretionary Distribution & Retail - 0.2%
26,907	Tory Burch LLC*(1)(2)	1,154,868
	Consumer Durables & Apparel - 4.7%
106,234	Crocs, Inc.*	13,137,959
137,396	Skyline Champion Corp.*	10,190,661
128,977	YETI Holdings, Inc.*	5,088,143
		28,416,763
	Consumer Services - 6.7%
127,460	Boyd Gaming Corp.	8,845,724
229,358	European Wax Center, Inc. Class A*	4,321,105
164,710	H&R Block, Inc.	5,585,316
58,498	Texas Roadhouse, Inc.	6,471,049
77,404	Wingstop, Inc.	15,489,314
		40,712,508
	Energy - 5.9%
191,172	Cactus, Inc. Class A	7,738,643
76,480	Chord Energy Corp.	10,885,398
283,379	Sitio Royalties Corp. Class A(3)	7,194,993
329,938	Viper Energy Partners LP	9,713,375
		35,532,409
	Equity Real Estate Investment Trusts (REITs) - 2.8%
235,868	Phillips Edison & Co., Inc. REIT	7,439,277
102,631	Ryman Hospitality Properties, Inc. REIT	9,201,895
		16,641,172
	Financial Services - 1.9%
209,051	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,932,867
80,910	PJT Partners, Inc. Class A	5,564,181
		11,497,048
	Food, Beverage & Tobacco - 2.1%
88,530	Celsius Holdings, Inc.*	8,460,812
80,181	TreeHouse Foods, Inc.*	4,269,638
		12,730,450
	Health Care Equipment & Services - 10.6%
80,938	Acadia Healthcare Co., Inc.*	5,851,008
289,492	Cross Country Healthcare, Inc.*	6,363,034
161,998	Glaukos Corp.*	7,696,525
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Health Care Equipment & Services - 10.6% - (continued)
112,478	Haemonetics Corp.*	$ 9,415,533
85,892	HealthEquity, Inc.*	4,590,927
108,020	Inari Medical, Inc.*	7,174,689
48,226	Inspire Medical Systems, Inc.*	12,906,724
20,883	Lantheus Holdings, Inc.*	1,784,452
28,990	Shockwave Medical, Inc.*	8,411,739
		64,194,631
	Household & Personal Products - 1.7%
107,429	elf Beauty, Inc.*	9,965,114
	Materials - 3.3%
170,425	Cabot Corp.	12,229,698
352,600	Livent Corp.*	7,704,310
		19,934,008
	Media & Entertainment - 3.2%
205,229	Cargurus, Inc.*	3,373,965
188,680	Criteo SA ADR*	5,933,986
448,809	Eventbrite, Inc. Class A*	3,262,841
93,675	Ziff Davis, Inc.*	6,851,390
		19,422,182
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
177,475	Aclaris Therapeutics, Inc.*	1,577,753
103,299	Adicet Bio, Inc.*(3)	603,266
42,173	Akero Therapeutics, Inc.*	1,886,820
230,448	Amicus Therapeutics, Inc.*	2,659,370
49,783	Apellis Pharmaceuticals, Inc.*	4,153,396
14,414	Ascendis Pharma AS ADR*	1,008,403
63,097	Bioxcel Therapeutics, Inc.*(3)	1,301,060
55,463	Blueprint Medicines Corp.*	2,831,386
65,338	Celldex Therapeutics, Inc.*	2,054,227
133,669	Crinetics Pharmaceuticals, Inc.*	2,611,892
127,914	Cytokinetics, Inc.*	4,783,984
247,039	Immatics NV*(3)	1,766,329
54,796	Immunocore Holdings PLC ADR*(3)	3,180,908
82,833	Intellia Therapeutics, Inc.*	3,126,946
95,164	Intra-Cellular Therapies, Inc.*	5,914,442
32,287	Karuna Therapeutics, Inc.*	6,407,032
63,677	Kymera Therapeutics, Inc.*	2,008,372
103,293	Merus NV*	1,981,160
55,498	Prothena Corp. PLC*	2,920,305
79,067	PTC Therapeutics, Inc.*	4,359,754
76,281	Revance Therapeutics, Inc.*	2,428,024
92,083	Revolution Medicines, Inc.*	2,163,030
129,826	Rocket Pharmaceuticals, Inc.*	2,326,482
107,500	Syndax Pharmaceuticals, Inc.*	2,209,125
92,506	Vaxcyte, Inc.*	3,962,032
167,039	Verona Pharma PLC ADR*(3)	3,499,467
		73,724,965
	Semiconductors & Semiconductor Equipment - 3.0%
52,149	Lattice Semiconductor Corp.*	4,156,275
25,333	MKS Instruments, Inc.	2,124,679
38,688	SiTime Corp.*	4,196,487
84,150	Synaptics, Inc.*	7,452,324
		17,929,765
	Software & Services - 9.2%
208,980	Clearwater Analytics Holdings, Inc. Class A*	3,220,382
42,585	CyberArk Software Ltd.*	5,306,091
293,534	DoubleVerify Holdings, Inc.*	8,635,770
65,779	Five9, Inc.*	4,265,110
376,420	Jamf Holding Corp.*	7,121,866
59,564	Manhattan Associates, Inc.*	9,868,564
44,481	Perficient, Inc.*	2,887,707
383,273	PowerSchool Holdings, Inc. Class A*	8,002,740

The accompanying notes are an integral part of these financial statements.
45

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.8% - (continued)
	Software & Services - 9.2% - (continued)
54,191	RingCentral, Inc. Class A*		$ 1,493,504
92,330	Sprout Social, Inc. Class A*		4,548,176
			55,349,910
	Technology Hardware & Equipment - 2.5%
150,716	Calix, Inc.*		6,887,721
52,434	Novanta, Inc.*		8,014,013
			14,901,734
	Total Common Stocks (cost $533,557,838)		$ 566,014,185
EXCHANGE-TRADED FUNDS - 4.8%
	Other Investment Pools & Funds - 4.8%
129,172	iShares Russell 2000 Growth ETF (3)		$ 28,960,363
	Total Exchange-Traded Funds (cost $28,854,006)		$ 28,960,363
	Total Long-Term Investments (cost $562,411,844)		$ 594,974,548
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 0.3%
$ 1,735,418	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $1,736,111; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $1,770,188		$ 1,735,418
	Securities Lending Collateral - 1.9%
1,824,729	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		1,824,729
6,082,429	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		6,082,429
1,824,729	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		1,824,729
1,824,729	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		1,824,729
			11,556,616
	Total Short-Term Investments (cost $13,292,034)		$ 13,292,034
	Total Investments (cost $575,703,878)	100.8%	$ 608,266,582
	Other Assets and Liabilities	(0.8)%	(4,991,247)
	Total Net Assets	100.0%	$ 603,275,335
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,154,868 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$ 2,108,912	$ 1,154,868

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
46

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 6,325,833	$ 6,325,833	$ —	$ —
Banks	4,641,400	4,641,400	—	—
Capital Goods	90,406,953	90,406,953	—	—
Commercial & Professional Services	42,532,472	42,532,472	—	—
Consumer Discretionary Distribution & Retail	1,154,868	—	—	1,154,868
Consumer Durables & Apparel	28,416,763	28,416,763	—	—
Consumer Services	40,712,508	40,712,508	—	—
Energy	35,532,409	35,532,409	—	—
Equity Real Estate Investment Trusts (REITs)	16,641,172	16,641,172	—	—
Financial Services	11,497,048	11,497,048	—	—
Food, Beverage & Tobacco	12,730,450	12,730,450	—	—
Health Care Equipment & Services	64,194,631	64,194,631	—	—
Household & Personal Products	9,965,114	9,965,114	—	—
Materials	19,934,008	19,934,008	—	—
Media & Entertainment	19,422,182	19,422,182	—	—
Pharmaceuticals, Biotechnology & Life Sciences	73,724,965	73,724,965	—	—
Semiconductors & Semiconductor Equipment	17,929,765	17,929,765	—	—
Software & Services	55,349,910	55,349,910	—	—
Technology Hardware & Equipment	14,901,734	14,901,734	—	—
Exchange-Traded Funds	28,960,363	28,960,363	—	—
Short-Term Investments	13,292,034	11,556,616	1,735,418	—
Total	$ 608,266,582	$ 605,376,296	$ 1,735,418	$ 1,154,868

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
47

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
48

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$ 5,530,689,919	$ 9,544,900,088	$ 15,257,514,897	$ 5,243,267,355	$ 4,011,045,944	$ 1,256,946,440
Repurchase agreements	30,701,079	8,552,271	82,969,608	17,501,166	13,778,441	2,779,745
Cash	120,778,500	33,582,008	324,970,556	68,318,859	54,188,177	10,920,010
Cash collateral due from broker on futures contracts	7,812,000	—	—	—	—	—
Cash collateral held for securities on loan	77,153	—	5,210,755	—	1,088,625	718,740
Foreign currency	2,090,189	—	3,415,057	770,062	513,236	382,402
Receivables:
Investment securities sold	103,711,827	—	75,149,377	41,313,693	90,191,477	199,228
Fund shares sold	695,018	8,473,322	22,450,325	8,621,048	2,728,543	383,901
Dividends and interest	2,902,822	8,524,225	15,747,039	3,612,431	100,462	888,451
Securities lending income	259	—	15,726	6,647	3,286	573
Variation margin on futures contracts	827,699	—	—	—	—	—
Tax reclaims	496,062	—	5,745,353	1,828,113	55,282	408,501
Other assets	93,502	178,198	242,324	214,293	109,456	84,738
Total assets	5,800,876,029	9,604,210,112	15,793,431,017	5,385,453,667	4,173,802,929	1,273,712,729
Liabilities:
Obligation to return securities lending collateral	1,543,056	—	104,215,088	—	21,772,500	14,374,811
Payables:
Investment securities purchased	99,970,880	15,370,238	29,559,697	57,257,129	84,479,383	1,299,258
Fund shares redeemed	3,254,478	9,223,016	15,671,369	5,105,957	4,982,423	1,006,899
Investment management fees	3,111,817	2,605,705	7,574,668	2,653,819	2,342,962	884,426
Transfer agent fees	969,094	1,167,625	1,437,354	541,294	719,585	246,105
Accounting services fees	370,190	621,201	960,297	314,015	283,761	89,383
Board of Directors' fees	25,351	44,634	60,681	17,568	22,376	5,774
Distribution fees	153,051	113,851	182,208	83,761	88,311	34,891
Accrued expenses	159,651	228,002	163,737	87,924	110,828	61,170
Total liabilities	109,557,568	29,374,272	159,825,099	66,061,467	114,802,129	18,002,717
Net assets	$ 5,691,318,461	$ 9,574,835,840	$ 15,633,605,918	$ 5,319,392,200	$ 4,059,000,800	$ 1,255,710,012
Summary of Net Assets:
Capital stock and paid-in-capital	$ 5,018,114,022	$ 6,427,736,373	$ 11,306,395,853	$ 4,256,831,928	$ 4,641,553,367	$ 1,016,171,632
Distributable earnings (loss)	673,204,439	3,147,099,467	4,327,210,065	1,062,560,272	(582,552,567)	239,538,380
Net assets	$ 5,691,318,461	$ 9,574,835,840	$ 15,633,605,918	$ 5,319,392,200	$ 4,059,000,800	$ 1,255,710,012
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0001	$ 0.0010
Class A: Net asset value per share	$ 35.00	$ 41.36	$ 30.13	$ 20.05	$ 34.27	$ 35.40
Maximum offering price per share	37.04	43.77	31.88	21.22	36.26	37.46
Shares outstanding	121,690,098	36,010,238	149,149,637	93,574,424	60,953,088	19,923,918
Net Assets	$ 4,259,018,578	$ 1,489,502,041	$ 4,493,171,996	$ 1,875,705,360	$ 2,088,782,258	$ 705,285,275
Class C: Net asset value per share	$ 21.86	$ 37.18	$ 28.76	$ 19.93	$ 8.60	$ 24.70
Shares outstanding	3,558,147	11,148,045	6,429,353	6,516,890	13,796,737	2,779,071
Net Assets	$ 77,798,183	$ 414,501,536	$ 184,919,989	$ 129,858,319	$ 118,604,185	$ 68,633,997
Class I: Net asset value per share	$ 35.27	$ 41.48	$ 29.93	$ 19.88	$ 38.00	$ 38.55
Shares outstanding	13,855,034	79,477,972	129,128,923	85,212,853	23,428,110	7,666,408
Net Assets	$ 488,677,509	$ 3,296,755,347	$ 3,864,990,108	$ 1,693,862,770	$ 890,235,748	$ 295,539,515
Class R3: Net asset value per share	$ 40.52	$ 42.03	$ 30.69	$ 20.10	$ 33.70	$ 36.16
Shares outstanding	736,090	1,311,683	1,762,935	1,413,381	888,304	672,197
Net Assets	$ 29,825,294	$ 55,132,332	$ 54,101,211	$ 28,404,715	$ 29,934,228	$ 24,303,730
Class R4: Net asset value per share	$ 42.78	$ 42.84	$ 30.97	$ 20.13	$ 37.93	$ 39.44
Shares outstanding	627,321	3,414,148	2,931,206	2,092,754	1,129,142	379,128
Net Assets	$ 26,836,068	$ 146,250,709	$ 90,773,514	$ 42,137,522	$ 42,833,074	$ 14,952,562
Class R5: Net asset value per share	$ 43.95	$ 41.85	$ 31.13	$ 20.27	$ 41.78	$ 42.63
Shares outstanding	518,716	3,464,160	5,580,290	3,710,730	308,643	218,959
Net Assets	$ 22,800,065	$ 144,982,510	$ 173,691,056	$ 75,224,711	$ 12,896,125	$ 9,333,786
The accompanying notes are an integral part of these financial statements.
49

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R6: Net asset value per share	$ 44.32	$ 42.05	$ 31.13	$ 20.34	$ 43.10	$ 43.59
Shares outstanding	559,198	27,102,469	24,965,742	6,903,968	878,175	1,301,595
Net Assets	$ 24,786,362	$ 1,139,534,047	$ 777,063,974	$ 140,434,892	$ 37,850,264	$ 56,730,962
Class Y: Net asset value per share	$ 44.30	$ 42.04	$ 31.13	$ 20.35	$ 42.94	$ 43.43
Shares outstanding	1,553,755	11,821,716	16,604,522	5,876,873	2,002,093	1,133,244
Net Assets	$ 68,837,491	$ 496,952,380	$ 516,918,943	$ 119,581,125	$ 85,978,201	$ 49,217,148
Class F: Net asset value per share	$ 35.26	$ 41.51	$ 29.90	$ 19.88	$ 38.33	$ 38.84
Shares outstanding	19,646,871	57,606,755	183,186,125	61,086,055	19,613,779	816,557
Net Assets	$ 692,738,911	$ 2,391,224,938	$ 5,477,975,127	$ 1,214,182,786	$ 751,886,717	$ 31,713,037
Cost of investments	$ 4,771,221,554	$ 6,363,450,285	$ 10,821,657,158	$ 4,279,666,466	$ 3,757,634,738	$ 1,008,489,696
Cost of foreign currency	$ 2,067,857	$ —	$ 3,384,527	$ 767,458	$ 514,004	$ 370,985
(1) Includes Investment in securities on loan, at market value	$ 1,480,914	$ —	$ 100,542,394	$ —	$ 21,005,205	$ 13,556,223
The accompanying notes are an integral part of these financial statements.
50

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$ 6,977,323,007	$ 927,615,298	$ 237,395,895	$ 429,257,488	$ 113,686,005	$ 606,531,164
Repurchase agreements	2,205,861	3,091,631	782,973	557,192	176,843	1,735,418
Cash	8,663,522	12,106,484	3,064,223	2,174,810	786,258	6,795,860
Cash collateral held for securities on loan	6,539,417	—	—	141,477	—	608,243
Receivables:
From affiliates	—	—	3,242	—	3,106	—
Investment securities sold	8,784,450	12,754,009	1,087,463	3,503,248	584,119	3,612,580
Fund shares sold	4,526,077	1,163,969	40,099	681,055	62,984	634,454
Dividends and interest	1,481,089	258,492	243,342	39,392	59,491	27,130
Securities lending income	29,501	—	—	2,238	—	7,211
Tax reclaims	—	—	76,797	—	—	—
Other assets	135,881	109,489	74,634	70,058	63,685	72,179
Total assets	7,009,688,805	957,099,372	242,768,668	436,426,958	115,422,491	620,024,239
Liabilities:
Obligation to return securities lending collateral	130,788,349	—	—	2,829,544	—	12,164,859
Payables:
Investment securities purchased	4,250,346	12,877,777	463,907	3,433,246	1,058,376	3,267,519
Fund shares redeemed	13,682,775	751,771	94,882	466,055	21,275	688,306
Investment management fees	4,058,159	543,064	89,727	278,084	66,635	403,192
Transfer agent fees	1,006,004	101,789	54,477	109,276	24,990	105,698
Accounting services fees	507,943	63,180	19,274	38,973	9,842	49,105
Board of Directors' fees	41,833	3,089	936	2,575	536	3,052
Distribution fees	104,398	14,572	6,289	5,972	1,674	11,158
Accrued expenses	410,920	57,324	11,617	22,161	14,664	56,015
Total liabilities	154,850,727	14,412,566	741,109	7,185,886	1,197,992	16,748,904
Net assets	$ 6,854,838,078	$ 942,686,806	$ 242,027,559	$ 429,241,072	$ 114,224,499	$ 603,275,335
Summary of Net Assets:
Capital stock and paid-in-capital	$ 5,697,120,702	$ 829,543,094	$ 202,462,989	$ 383,380,772	$ 116,794,913	$ 737,117,286
Distributable earnings (loss)	1,157,717,376	113,143,712	39,564,570	45,860,300	(2,570,414)	(133,841,951)
Net assets	$ 6,854,838,078	$ 942,686,806	$ 242,027,559	$ 429,241,072	$ 114,224,499	$ 603,275,335
Shares authorized	1,105,000,000	485,000,000	22,110,000,000	22,100,000,000	860,000,000	525,000,000
Par value	$ 0.0050	$ 0.0010	$ 0.0001	$ 0.0001	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 23.63	$ 15.30	$ 22.72	$ 36.98	$ 10.22	$ 15.87
Maximum offering price per share	25.01	16.19	24.04	39.13	10.81	16.79
Shares outstanding	94,560,207	25,746,745	7,433,362	4,211,530	4,779,297	18,696,670
Net Assets	$ 2,234,700,805	$ 394,026,589	$ 168,863,896	$ 155,749,626	$ 48,841,665	$ 296,684,119
Class C: Net asset value per share	$ 12.34	$ 11.33	$ 18.88	$ 20.01	$ 8.58	$ 7.22
Shares outstanding	14,470,791	581,394	201,848	71,855	189,645	480,429
Net Assets	$ 178,586,136	$ 6,590,006	$ 3,811,190	$ 1,437,854	$ 1,627,825	$ 3,469,291
Class I: Net asset value per share	$ 25.08	$ 15.51	$ 22.34	$ 40.15	$ 10.24	$ 17.61
Shares outstanding	54,111,681	2,630,228	1,423,776	1,411,281	1,974,721	1,678,553
Net Assets	$ 1,357,256,109	$ 40,799,022	$ 31,811,911	$ 56,659,302	$ 20,220,965	$ 29,563,618
Class R3: Net asset value per share	$ 27.52	$ 16.33	$ 23.16	$ 35.86	$ 10.72	$ 17.94
Shares outstanding	2,212,726	372,151	38,974	162,083	64,229	577,860
Net Assets	$ 60,899,197	$ 6,077,156	$ 902,818	$ 5,811,833	$ 688,708	$ 10,366,225
Class R4: Net asset value per share	$ 29.63	$ 16.83	$ 23.44	$ 39.21	$ 10.90	$ 20.05
Shares outstanding	2,349,972	292,879	192,310	284,434	11,407	427,094
Net Assets	$ 69,640,656	$ 4,930,236	$ 4,506,796	$ 11,153,724	$ 124,359	$ 8,561,647
Class R5: Net asset value per share	$ 31.29	$ 17.15	$ 23.69	$ 42.91	$ 10.86	$ 22.10
Shares outstanding	2,167,925	120,125	14,588	395,244	166,839	186,920
Net Assets	$ 67,828,721	$ 2,059,717	$ 345,536	$ 16,959,613	$ 1,812,594	$ 4,130,440
Class R6: Net asset value per share	$ 31.89	$ 15.51	$ 23.75	$ 43.99	$ 10.86	$ 22.87
Shares outstanding	18,535,963	724	537,598	963,765	709,128	313,742
Net Assets	$ 591,171,208	$ 11,226	$ 12,766,064	$ 42,393,096	$ 7,698,858	$ 7,174,964
The accompanying notes are an integral part of these financial statements.
51

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class Y: Net asset value per share	$ 31.79	$ 17.20	$ 23.71	$ 43.92	$ 10.84	$ 22.76
Shares outstanding	12,196,240	409,592	303,494	2,549,339	266,213	361,545
Net Assets	$ 387,724,661	$ 7,044,066	$ 7,195,805	$ 111,958,158	$ 2,885,004	$ 8,230,081
Class F: Net asset value per share	$ 25.28	$ 15.51	$ 22.22	$ 40.49	$ 10.23	$ 17.83
Shares outstanding	75,450,558	31,019,469	532,078	669,734	2,965,337	13,187,813
Net Assets	$ 1,907,030,585	$ 481,148,788	$ 11,823,543	$ 27,117,866	$ 30,324,521	$ 235,094,950
Cost of investments	$ 5,755,211,474	$ 825,518,460	$ 195,368,372	$ 366,400,369	$ 112,580,407	$ 575,703,878
(1) Includes Investment in securities on loan, at market value	$ 132,245,172	$ —	$ —	$ 2,627,814	$ —	$ 11,952,015
The accompanying notes are an integral part of these financial statements.
52

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$ 42,844,141	$ 78,295,271	$ 182,031,715	$ 81,563,201	$ 10,097,752	$ 6,856,909
Interest	2,575,713	1,491,070	8,349,631	3,401,109	1,368,517	351,698
Securities lending	12,870	—	25,975	22,530	31,774	7,928
Foreign withholding tax reclaims	1,888,107	—	1,491,582	—	—	—
Less: Foreign tax withheld	(453,766)	—	(3,627,844)	(1,229,325)	(129,406)	(110,397)
Total investment income, net	46,867,065	79,786,341	188,271,059	83,757,515	11,368,637	7,106,138
Expenses:
Investment management fees	18,897,161	15,790,526	46,078,368	15,873,026	14,193,277	5,471,066
Transfer agent fees
Class A	2,332,734	680,664	1,914,519	743,203	1,158,000	421,633
Class C	67,225	199,007	101,016	68,443	89,227	58,612
Class I	227,917	1,696,668	1,761,543	740,229	490,024	170,231
Class R3	31,985	58,718	57,276	28,963	30,454	25,566
Class R4	20,998	118,630	75,952	32,531	32,452	12,274
Class R5	14,886	74,893	112,333	38,701	7,460	5,624
Class R6	490	15,579	12,498	1,996	774	639
Class Y	39,173	234,255	309,585	56,479	106,672	27,666
Class F	1,880	14,328	21,368	5,310	5,646	261
Distribution fees
Class A	5,274,943	1,808,113	5,536,947	2,356,434	2,480,353	874,580
Class C	412,451	2,078,851	929,107	672,256	612,905	381,265
Class R3	74,676	135,545	133,215	70,910	73,629	60,872
Class R4	33,313	185,571	113,859	49,536	53,291	18,851
Custodian fees	9,460	17,400	37,543	10,010	8,308	7,296
Registration and filing fees	86,326	128,322	287,971	170,018	112,150	65,359
Accounting services fees	421,943	709,857	1,118,284	368,850	317,346	103,392
Board of Directors' fees	77,614	132,160	208,693	68,351	57,186	17,816
Audit and tax fees	21,576	10,502	10,582	11,137	18,899	12,767
Other expenses	261,114	417,521	609,369	209,544	223,557	75,437
Total expenses (before waivers, reimbursements and fees paid indirectly)	28,307,865	24,507,110	59,430,028	21,575,927	20,071,610	7,811,207
Transfer agent fee waivers	—	—	(91,944)	—	—	—
Distribution fee reimbursements	(95,721)	(37,110)	(55,491)	(8,164)	(76,498)	(11,629)
Commission recapture	(26,775)	(1,092)	(52,433)	(8,606)	(17,806)	(7,661)
Total waivers, reimbursements and fees paid indirectly	(122,496)	(38,202)	(199,868)	(16,770)	(94,304)	(19,290)
Total expenses	28,185,369	24,468,908	59,230,160	21,559,157	19,977,306	7,791,917
Net Investment Income (Loss)	18,681,696	55,317,433	129,040,899	62,198,358	(8,608,669)	(685,779)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(65,850,049)	(65,678,832)	(197,608,653)	69,680,000	(172,219,861)	(5,223,748)
In-Kind Redemptions	—	—	(7,936,735) (1)	—	(32,684,108) (1)	—
Futures contracts	2,217,557	—	—	—	—	—
Other foreign currency transactions	11,190	—	(61,905)	87,954	(94,679)	35,917
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(63,621,302)	(65,678,832)	(205,607,293)	69,767,954	(204,998,648)	(5,187,831)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	440,844,704	600,275,793	786,416,215	7,247,250	695,388,162	45,433,982
Futures contracts	10,278,705	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	65,426	—	30,914	124,706	(690)	41,463
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	451,188,835	600,275,793	786,447,129	7,371,956	695,387,472	45,475,445
The accompanying notes are an integral part of these financial statements.
53

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	387,567,533	534,596,961	580,839,836	77,139,910	490,388,824	40,287,614
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 406,249,229	$ 589,914,394	$ 709,880,735	$ 139,338,268	$ 481,780,155	$ 39,601,835

(1)	See Note 13 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
54

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$ 27,750,161	$ 7,465,046	$ 3,526,497	$ 1,663,583	$ 1,640,088	$ 2,900,377
Interest	104,286	184,205	75,270	126,043	16,578	206,445
Securities lending	211,024	—	—	6,971	299	39,428
Less: Foreign tax withheld	(4,311)	(6,201)	(81,141)	—	—	—
Total investment income, net	28,061,160	7,643,050	3,520,626	1,796,597	1,656,965	3,146,250
Expenses:
Investment management fees	25,952,305	3,274,611	554,289	1,794,229	433,810	2,527,475
Transfer agent fees
Class A	1,327,968	275,959	129,735	175,603	49,022	268,289
Class C	138,605	6,649	4,048	2,289	2,268	5,068
Class I	724,914	17,711	15,662	29,141	14,614	18,914
Class R3	67,219	6,530	966	6,401	816	10,924
Class R4	65,237	7,471	3,955	9,395	50	7,183
Class R5	47,725	1,178	208	10,308	990	2,543
Class R6	12,264	—	226	985	151	128
Class Y	222,264	4,197	3,562	71,416	1,546	7,778
Class F	25,047	3,005	106	161	171	1,866
Distribution fees
Class A	2,843,841	485,624	215,148	198,685	64,262	381,382
Class C	971,540	35,221	21,313	9,149	9,053	20,249
Class R3	155,382	15,441	2,247	14,619	1,851	25,807
Class R4	95,831	11,408	6,361	14,304	133	10,894
Custodian fees	26,663	2,284	1,025	1,446	1,902	9,949
Registration and filing fees	98,203	87,281	62,395	61,520	59,836	67,478
Accounting services fees	568,825	73,077	23,639	44,237	12,113	56,623
Board of Directors' fees	103,497	11,976	3,297	6,611	1,683	8,710
Audit and tax fees	11,072	10,706	10,552	11,063	10,649	15,484
Other expenses	552,176	88,867	18,566	32,894	14,485	77,903
Total expenses (before waivers, reimbursements and fees paid indirectly)	34,010,578	4,419,196	1,077,300	2,494,456	679,405	3,524,647
Expense waivers	—	—	(16,380)	—	(17,009)	—
Transfer agent fee waivers	(69,091)	—	—	(25,903)	—	—
Distribution fee reimbursements	(37,683)	(4,144)	(4,764)	(7,889)	(2,119)	(7,908)
Commission recapture	(11,692)	(5,417)	(812)	(2,656)	(114)	(7,314)
Total waivers, reimbursements and fees paid indirectly	(118,466)	(9,561)	(21,956)	(36,448)	(19,242)	(15,222)
Total expenses	33,892,112	4,409,635	1,055,344	2,458,008	660,163	3,509,425
Net Investment Income (Loss)	(5,830,952)	3,233,415	2,465,282	(661,411)	996,802	(363,175)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	82,597,203	28,632,207	(5,570,559)	19,484,042	51,563	(35,870,787)
Other foreign currency transactions	—	(262)	450	—	(982)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	82,597,203	28,631,945	(5,570,109)	19,484,042	50,581	(35,870,787)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	333,458,922	14,439,864	8,197,422	(18,757,078)	(2,593,895)	19,260,585
Investments in affiliated investments	23,178,144	—	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	356,637,066	14,439,864	8,197,422	(18,757,078)	(2,593,895)	19,260,585
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	439,234,269	43,071,809	2,627,313	726,964	(2,543,314)	(16,610,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 433,403,317	$ 46,305,224	$ 5,092,595	$ 65,553	$ (1,546,512)	$ (16,973,377)
The accompanying notes are an integral part of these financial statements.
55

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 18,681,696	$ 24,090,543	$ 55,317,433	$ 104,381,385
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(63,621,302)	286,153,003	(65,678,832)	261,921,622
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	451,188,835	(1,620,161,903)	600,275,793	(2,322,465,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	406,249,229	(1,309,918,357)	589,914,394	(1,956,162,631)
Distributions to Shareholders:
Class A	(242,164,996)	(796,677,684)	(52,995,084)	(51,017,295)
Class C	(7,178,623)	(29,128,173)	(13,816,209)	(16,212,320)
Class I	(29,801,322)	(102,158,238)	(133,686,743)	(152,148,957)
Class R3	(1,411,714)	(5,487,633)	(1,727,395)	(1,879,952)
Class R4	(1,257,346)	(4,376,163)	(5,257,666)	(6,771,984)
Class R5	(1,351,241)	(4,206,771)	(5,321,873)	(6,967,996)
Class R6	(1,166,798)	(4,348,041)	(42,907,817)	(34,560,184)
Class Y	(3,487,697)	(14,390,368)	(20,188,549)	(28,782,055)
Class F	(41,511,983)	(127,204,207)	(93,707,829)	(106,456,492)
Total distributions	(329,331,720)	(1,087,977,278)	(369,609,165)	(404,797,235)
Capital Share Transactions:
Sold	114,634,763	311,222,644	845,378,291	2,598,490,371
Issued on reinvestment of distributions	319,310,255	1,052,622,491	353,594,768	386,652,441
Redeemed	(542,650,837)	(978,028,941)	(1,509,164,930)	(3,624,085,413)
Net increase (decrease) from capital share transactions	(108,705,819)	385,816,194	(310,191,871)	(638,942,601)
Net Increase (Decrease) in Net Assets	(31,788,310)	(2,012,079,441)	(89,886,642)	(2,999,902,467)
Net Assets:
Beginning of period	5,723,106,771	7,735,186,212	9,664,722,482	12,664,624,949
End of period	$ 5,691,318,461	$ 5,723,106,771	$ 9,574,835,840	$ 9,664,722,482
The accompanying notes are an integral part of these financial statements.
56

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 129,040,899	$ 210,694,682	$ 62,198,358	$ 98,590,191
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(205,607,293)	694,901,386	69,767,954	529,625,401
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	786,447,129	(1,873,667,525)	7,371,956	(613,039,714)
Net Increase (Decrease) in Net Assets Resulting from Operations	709,880,735	(968,071,457)	139,338,268	15,175,878
Distributions to Shareholders:
Class A	(236,251,506)	(269,880,132)	(207,567,276)	(162,568,145)
Class C	(9,727,726)	(9,041,795)	(14,357,150)	(12,492,883)
Class I	(207,622,721)	(200,183,734)	(175,410,862)	(124,787,388)
Class R3	(2,730,237)	(3,403,765)	(3,061,775)	(2,733,877)
Class R4	(4,811,179)	(5,762,217)	(4,271,565)	(3,872,094)
Class R5	(12,415,647)	(15,325,417)	(8,577,288)	(7,100,587)
Class R6	(35,915,908)	(29,887,062)	(12,029,554)	(7,472,847)
Class Y	(37,955,713)	(53,664,884)	(13,185,015)	(10,565,778)
Class F	(291,816,484)	(301,110,451)	(128,568,420)	(103,493,641)
Total distributions	(839,247,121)	(888,259,457)	(567,028,905)	(435,087,240)
Capital Share Transactions:
Sold	1,876,998,044	5,411,538,165	835,629,522	1,130,238,868
Issued on reinvestment of distributions	798,816,194	846,009,458	546,983,621	420,406,777
Redeemed	(2,540,847,264)	(3,440,313,459)	(662,226,719)	(999,150,768)
Net increase (decrease) from capital share transactions	134,966,974	2,817,234,164	720,386,424	551,494,877
Net Increase (Decrease) in Net Assets	5,600,588	960,903,250	292,695,787	131,583,515
Net Assets:
Beginning of period	15,628,005,330	14,667,102,080	5,026,696,413	4,895,112,898
End of period	$ 15,633,605,918	$ 15,628,005,330	$ 5,319,392,200	$ 5,026,696,413
The accompanying notes are an integral part of these financial statements.
57

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ (8,608,669)	$ (38,976,574)	$ (685,779)	$ (3,361,967)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(204,998,648)	(609,210,536)	(5,187,831)	12,375,056
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	695,387,472	(2,276,286,253)	45,475,445	(233,122,659)
Net Increase (Decrease) in Net Assets Resulting from Operations	481,780,155	(2,924,473,363)	39,601,835	(224,109,570)
Distributions to Shareholders:
Class A	—	(697,296,082)	(7,331,092)	(86,099,036)
Class C	—	(147,140,068)	(1,219,667)	(17,656,083)
Class I	—	(370,501,893)	(3,098,841)	(41,655,813)
Class R3	—	(10,091,141)	(254,124)	(3,035,400)
Class R4	—	(13,268,156)	(149,762)	(2,247,542)
Class R5	—	(4,087,401)	(87,212)	(1,042,154)
Class R6	—	(11,501,636)	(471,423)	(497,706)
Class Y	—	(90,278,847)	(442,850)	(9,938,908)
Class F	—	(210,961,202)	(315,373)	(4,255,546)
Total distributions	—	(1,555,126,426)	(13,370,344)	(166,428,188)
Capital Share Transactions:
Sold	266,381,400	858,424,489	69,827,412	186,449,080
Issued on reinvestment of distributions	—	1,448,388,944	12,726,329	157,999,398
Redeemed	(897,829,639)	(1,702,013,695)	(171,173,463)	(364,441,921)
Net increase (decrease) from capital share transactions	(631,448,239)	604,799,738	(88,619,722)	(19,993,443)
Net Increase (Decrease) in Net Assets	(149,668,084)	(3,874,800,051)	(62,388,231)	(410,531,201)
Net Assets:
Beginning of period	4,208,668,884	8,083,468,935	1,318,098,243	1,728,629,444
End of period	$ 4,059,000,800	$ 4,208,668,884	$ 1,255,710,012	$ 1,318,098,243
The accompanying notes are an integral part of these financial statements.
58

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ (5,830,952)	$ (18,862,259)	$ 3,233,415	$ 4,321,020
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	82,597,203	673,996,076	28,631,945	73,489,920
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	356,637,066	(3,639,407,278)	14,439,864	(114,419,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	433,403,317	(2,984,273,461)	46,305,224	(36,608,786)
Distributions to Shareholders:
Class A	(205,996,880)	(400,817,525)	(37,390,881)	(25,970,524)
Class C	(32,168,949)	(68,607,269)	(914,580)	(795,151)
Class I	(138,502,339)	(448,017,894)	(3,955,638)	(1,896,364)
Class R3	(4,852,488)	(9,696,452)	(564,683)	(473,508)
Class R4	(5,481,785)	(17,297,892)	(833,118)	(688,694)
Class R5	(6,560,710)	(27,009,142)	(188,828)	(143,466)
Class R6	(52,179,245)	(146,841,604)	(1,104)	—
Class Y	(28,916,935)	(87,412,620)	(726,194)	(1,035,457)
Class F	(164,693,840)	(329,341,310)	(46,573,065)	(32,934,199)
Total distributions	(639,353,171)	(1,535,041,708)	(91,148,091)	(63,937,363)
Capital Share Transactions:
Sold	394,940,006	1,224,843,197	98,080,713	201,258,916
Issued on reinvestment of distributions	619,263,258	1,475,446,801	90,819,161	63,651,091
Redeemed	(1,552,759,249)	(4,507,922,919)	(88,492,338)	(152,585,797)
Net increase (decrease) from capital share transactions	(538,555,985)	(1,807,632,921)	100,407,536	112,324,210
Net Increase (Decrease) in Net Assets	(744,505,839)	(6,326,948,090)	55,564,669	11,778,061
Net Assets:
Beginning of period	7,599,343,917	13,926,292,007	887,122,137	875,344,076
End of period	$ 6,854,838,078	$ 7,599,343,917	$ 942,686,806	$ 887,122,137
The accompanying notes are an integral part of these financial statements.
59

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Quality Value Fund		The Hartford Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 2,465,282	$ 3,955,583	$ (661,411)	$ (2,983,813)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(5,570,109)	11,495,589	19,484,042	(32,221,344)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,197,422	(26,414,806)	(18,757,078)	(197,748,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,092,595	(10,963,634)	65,553	(232,953,394)
Distributions to Shareholders:
Class A	(10,472,859)	(11,405,295)	—	(47,491,758)
Class C	(294,202)	(212,434)	—	(2,240,437)
Class I	(1,949,822)	(1,405,148)	—	(21,579,489)
Class R3	(52,932)	(64,011)	—	(1,607,651)
Class R4	(307,026)	(276,389)	—	(3,548,265)
Class R5	(21,401)	(19,958)	—	(12,344,930)
Class R6	(753,437)	(16,459)	—	(13,516,765)
Class Y	(428,437)	(108,987)	—	(42,116,476)
Class F	(833,308)	(807,377)	—	(6,354,143)
Total distributions	(15,113,424)	(14,316,058)	—	(150,799,914)
Capital Share Transactions:
Sold	19,658,436	57,551,280	32,538,355	121,488,714
Issued on reinvestment of distributions	14,915,711	14,094,650	—	143,128,875
Redeemed	(27,399,872)	(33,771,339)	(103,800,791)	(271,010,011)
Net increase (decrease) from capital share transactions	7,174,275	37,874,591	(71,262,436)	(6,392,422)
Net Increase (Decrease) in Net Assets	(2,846,554)	12,594,899	(71,196,883)	(390,145,730)
Net Assets:
Beginning of period	244,874,113	232,279,214	500,437,955	890,583,685
End of period	$ 242,027,559	$ 244,874,113	$ 429,241,072	$ 500,437,955
The accompanying notes are an integral part of these financial statements.
60

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Value Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 996,802	$ 1,890,548	$ (363,175)	$ (4,021,328)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	50,581	8,029,638	(35,870,787)	(125,644,852)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,593,895)	(22,441,354)	19,260,585	(162,580,738)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,546,512)	(12,521,168)	(16,973,377)	(292,246,918)
Distributions to Shareholders:
Class A	(4,515,050)	(3,964,811)	—	(107,539,494)
Class C	(170,604)	(206,679)	—	(3,410,978)
Class I	(1,930,669)	(2,259,354)	—	(11,875,080)
Class R3	(63,190)	(57,161)	—	(2,994,326)
Class R4	(4,769)	(3,408)	—	(2,607,622)
Class R5	(155,981)	(1,609)	—	(1,072,566)
Class R6	(679,555)	(216,927)	—	(945,537)
Class Y	(255,729)	(122,885)	—	(7,555,025)
Class F	(3,460,472)	(5,116,335)	—	(66,272,191)
Total distributions	(11,236,019)	(11,949,169)	—	(204,272,819)
Capital Share Transactions:
Sold	8,148,697	40,824,744	51,027,791	174,178,611
Issued on reinvestment of distributions	11,131,051	11,837,402	—	202,875,469
Redeemed	(18,390,672)	(78,738,919)	(96,430,654)	(208,785,813)
Net increase (decrease) from capital share transactions	889,076	(26,076,773)	(45,402,863)	168,268,267
Net Increase (Decrease) in Net Assets	(11,893,455)	(50,547,110)	(62,376,240)	(328,251,470)
Net Assets:
Beginning of period	126,117,954	176,665,064	665,651,575	993,903,045
End of period	$ 114,224,499	$ 126,117,954	$ 603,275,335	$ 665,651,575
The accompanying notes are an integral part of these financial statements.
61

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 34.53	$ 0.10	$ 2.37	$ 2.47	$ (0.12)	$ (1.88)	$ (2.00)	$ 35.00	7.34% (4)	$ 4,259,019	1.06% (5)	1.05% (5)	0.60% (5)	33%
C	22.26	(0.02)	1.50	1.48	—	(1.88)	(1.88)	21.86	6.87 (4)	77,798	1.86 (5)	1.86 (5)	(0.20) (5)	33
I	34.84	0.15	2.38	2.53	(0.22)	(1.88)	(2.10)	35.27	7.46 (4)	488,678	0.79 (5)	0.79 (5)	0.87 (5)	33
R3	39.62	0.05	2.73	2.78	—	(1.88)	(1.88)	40.52	7.15 (4)	29,825	1.41 (5)	1.41 (5)	0.24 (5)	33
R4	41.74	0.11	2.88	2.99	(0.07)	(1.88)	(1.95)	42.78	7.30 (4)	26,836	1.11 (5)	1.11 (5)	0.55 (5)	33
R5	42.91	0.18	2.94	3.12	(0.20)	(1.88)	(2.08)	43.95	7.45 (4)	22,800	0.81 (5)	0.81 (5)	0.85 (5)	33
R6	43.28	0.20	2.97	3.17	(0.25)	(1.88)	(2.13)	44.32	7.50 (4)	24,786	0.70 (5)	0.70 (5)	0.95 (5)	33
Y	43.22	0.18	2.97	3.15	(0.19)	(1.88)	(2.07)	44.30	7.46 (4)	68,837	0.81 (5)	0.81 (5)	0.85 (5)	33
F	34.85	0.16	2.38	2.54	(0.25)	(1.88)	(2.13)	35.26	7.51 (4)	692,739	0.70 (5)	0.70 (5)	0.96 (5)	33
For the Year Ended October 31, 2022
A	$ 48.89	$ 0.12	$ (7.60)	$ (7.48)	$ (0.05)	$ (6.83)	$ (6.88)	$ 34.53	(17.73)%	$ 4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
For the Year Ended October 31, 2021
A	$ 38.39	$ 0.05	$ 12.59	$ 12.64	$ (0.15)	$ (1.99)	$ (2.14)	$ 48.89	33.83%	$ 5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (6)	12.84 (6)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (6)	14.81 (6)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (6)	15.31 (6)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
For the Year Ended October 31, 2020
A	$ 37.12	$ 0.18	$ 2.90	$ 3.08	$ (0.17)	$ (1.64)	$ (1.81)	$ 38.39	8.57%	$ 4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
The accompanying notes are an integral part of these financial statements.
62

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2019
A	$ 37.88	$ 0.15	$ 4.81	$ 4.96	$ (0.11)	$ (5.61)	$ (5.72)	$ 37.12	16.32%	$ 4,831,749	1.07%	1.07%	0.42%	68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45	278,394	1.83	1.83	(0.33)	68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66	658,302	0.79	0.79	0.70	68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91	50,957	1.42	1.42	0.07	68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27	38,634	1.11	1.11	0.39	68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64	38,808	0.80	0.80	0.68	68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74	80,535	0.70	0.70	0.78	68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71	187,754	0.78	0.74	0.75	68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75	776,505	0.70	0.70	0.79	68
For the Year Ended October 31, 2018
A	$ 41.86	$ 0.15	$ 1.45	$ 1.60	$ (0.26)	$ (5.32)	$ (5.58)	$ 37.88	3.92%	$ 4,742,846	1.07%	1.06%	0.38%	108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15	426,256	1.81	1.81	(0.34)	108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19	734,580	0.78	0.78	0.66	108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57	61,882	1.42	1.41	0.04	108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87	51,635	1.10	1.10	0.34	108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18	34,288	0.80	0.80	0.65	108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29	70,935	0.70	0.70	0.75	108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28	175,731	0.71	0.71	0.74	108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28	880,110	0.70	0.70	0.75	108
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 40.38	$ 0.19	$ 2.27	$ 2.46	$ (0.36)	$ (1.12)	$ (1.48)	$ 41.36	6.26% (4)	$ 1,489,502	0.71% (5)	0.71% (5)	0.97% (5)	7%
C	36.27	0.04	2.06	2.10	(0.07)	(1.12)	(1.19)	37.18	5.88 (4)	414,502	1.46 (5)	1.46 (5)	0.22 (5)	7
I	40.55	0.24	2.27	2.51	(0.46)	(1.12)	(1.58)	41.48	6.38 (4)	3,296,755	0.46 (5)	0.46 (5)	1.22 (5)	7
R3	40.90	0.12	2.31	2.43	(0.18)	(1.12)	(1.30)	42.03	6.07 (4)	55,132	1.08 (5)	1.07 (5)	0.61 (5)	7
R4	41.74	0.20	2.35	2.55	(0.33)	(1.12)	(1.45)	42.84	6.25 (4)	146,251	0.77 (5)	0.74 (5)	0.95 (5)	7
R5	40.89	0.24	2.30	2.54	(0.46)	(1.12)	(1.58)	41.85	6.38 (4)	144,983	0.47 (5)	0.47 (5)	1.21 (5)	7
R6	41.10	0.27	2.31	2.58	(0.51)	(1.12)	(1.63)	42.05	6.46 (4)	1,139,534	0.37 (5)	0.37 (5)	1.31 (5)	7
Y	41.07	0.25	2.30	2.55	(0.46)	(1.12)	(1.58)	42.04	6.39 (4)	496,952	0.46 (5)	0.46 (5)	1.23 (5)	7
F	40.60	0.26	2.28	2.54	(0.51)	(1.12)	(1.63)	41.51	6.44 (4)	2,391,225	0.36 (5)	0.36 (5)	1.32 (5)	7
For the Year Ended October 31, 2022
A	$ 49.41	$ 0.33	$ (7.87)	$ (7.54)	$ (0.24)	$ (1.25)	$ (1.49)	$ 40.38	(15.79)%	$ 1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00) (7)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00) (8)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
The accompanying notes are an integral part of these financial statements.
63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2021
A	$ 36.04	$ 0.23	$ 13.36	$ 13.59	$ (0.22)	$ —	$ (0.22)	$ 49.41	37.85%	$ 1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
For the Year Ended October 31, 2020
A	$ 33.40	$ 0.26	$ 3.23	$ 3.49	$ (0.23)	$ (0.62)	$ (0.85)	$ 36.04	10.58%	$ 1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
For the Year Ended October 31, 2019
A	$ 30.17	$ 0.27	$ 4.40	$ 4.67	$ (0.21)	$ (1.23)	$ (1.44)	$ 33.40	16.60%	$ 881,587	0.74%	0.73%	0.88%	15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71	366,553	1.47	1.47	0.14	15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91	1,740,669	0.47	0.47	1.14	15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18	34,158	1.10	1.10	0.52	15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59	150,159	0.77	0.74	0.88	15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90	231,879	0.49	0.49	1.13	15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01	259,706	0.38	0.38	1.22	15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94	371,580	0.46	0.43	1.18	15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00	1,655,619	0.38	0.38	1.21	15
For the Year Ended October 31, 2018
A	$ 28.53	$ 0.22	$ 2.42	$ 2.64	$ (0.25)	$ (0.75)	$ (1.00)	$ 30.17	9.41%	$ 666,354	0.74%	0.74%	0.73%	22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61	293,064	1.48	1.48	—	22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72	1,130,600	0.47	0.47	1.00	22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02	34,765	1.10	1.10	0.38	22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37	144,866	0.79	0.76	0.72	22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69	201,510	0.49	0.49	0.99	22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80	146,643	0.39	0.39	1.08	22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77	216,788	0.42	0.42	1.06	22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80	635,245	0.39	0.39	1.09	22
The accompanying notes are an integral part of these financial statements.
64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 30.41	$ 0.22	$ 1.12	$ 1.34	$ (0.25)	$ (1.37)	$ (1.62)	$ 30.13	4.48% (4)	$ 4,493,172	0.96% (5)	0.96% (5)	1.48% (5)	13%
C	29.11	0.10	1.06	1.16	(0.14)	(1.37)	(1.51)	28.76	4.04 (4)	184,920	1.74 (5)	1.74 (5)	0.71 (5)	13
I	30.23	0.25	1.11	1.36	(0.29)	(1.37)	(1.66)	29.93	4.57 (4)	3,864,990	0.72 (5)	0.72 (5)	1.72 (5)	13
R3	30.95	0.17	1.13	1.30	(0.19)	(1.37)	(1.56)	30.69	4.27 (4)	54,101	1.34 (5)	1.34 (5)	1.10 (5)	13
R4	31.22	0.21	1.15	1.36	(0.24)	(1.37)	(1.61)	30.97	4.42 (4)	90,774	1.04 (5)	1.04 (5)	1.40 (5)	13
R5	31.37	0.26	1.15	1.41	(0.28)	(1.37)	(1.65)	31.13	4.58 (4)	173,691	0.74 (5)	0.74 (5)	1.69 (5)	13
R6	31.37	0.28	1.15	1.43	(0.30)	(1.37)	(1.67)	31.13	4.64 (4)	777,064	0.63 (5)	0.63 (5)	1.80 (5)	13
Y	31.38	0.27	1.14	1.41	(0.29)	(1.37)	(1.66)	31.13	4.57 (4)	516,919	0.72 (5)	0.69 (5)	1.73 (5)	13
F	30.20	0.27	1.10	1.37	(0.30)	(1.37)	(1.67)	29.90	4.62 (4)	5,477,975	0.63 (5)	0.63 (5)	1.81 (5)	13
For the Year Ended October 31, 2022
A	$ 34.32	$ 0.38	$ (2.34)	$ (1.96)	$ (0.33)	$ (1.62)	$ (1.95)	$ 30.41	(6.11)%	$ 4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
For the Year Ended October 31, 2021
A	$ 24.26	$ 0.33	$ 10.63	$ 10.96	$ (0.33)	$ (0.57)	$ (0.90)	$ 34.32	46.01%	$ 4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
For the Year Ended October 31, 2020
A	$ 25.93	$ 0.39	$ (0.94)	$ (0.55)	$ (0.37)	$ (0.75)	$ (1.12)	$ 24.26	(2.20)%	$ 3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
The accompanying notes are an integral part of these financial statements.
65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2019
A	$ 25.63	$ 0.40	$ 2.63	$ 3.03	$ (0.38)	$ (2.35)	$ (2.73)	$ 25.93	13.75%	$ 3,739,696	1.00%	0.99%	1.65%	22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92	192,715	1.77	1.77	0.89	22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08	1,079,962	0.73	0.73	1.89	22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33	66,115	1.36	1.35	1.30	22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71	111,451	1.04	1.04	1.61	22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05	193,707	0.74	0.74	1.89	22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16	119,159	0.64	0.64	1.98	22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10	696,309	0.71	0.68	1.96	22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15	2,844,206	0.64	0.64	2.00	22
For the Year Ended October 31, 2018
A	$ 27.46	$ 0.39	$ 0.80	$ 1.19	$ (0.38)	$ (2.64)	$ (3.02)	$ 25.63	4.38%	$ 3,521,062	0.99%	0.99%	1.49%	31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58	228,076	1.76	1.75	0.76	31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68	847,646	0.73	0.73	1.75	31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03	72,723	1.35	1.35	1.13	31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32	131,649	1.04	1.04	1.44	31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65	146,918	0.74	0.74	1.74	31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76	74,795	0.64	0.64	1.84	31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72	616,454	0.68	0.68	1.80	31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77	2,591,584	0.64	0.64	1.84	31
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 21.83	$ 0.23	$ 0.40	$ 0.63	$ (0.25)	$ (2.16)	$ (2.41)	$ 20.05	2.72% (4)	$ 1,875,705	0.97% (5)	0.97% (5)	2.25% (5)	13%
C	21.71	0.15	0.40	0.55	(0.17)	(2.16)	(2.33)	19.93	2.33 (4)	129,858	1.75 (5)	1.74 (5)	1.49 (5)	13
I	21.67	0.25	0.40	0.65	(0.28)	(2.16)	(2.44)	19.88	2.81 (4)	1,693,863	0.74 (5)	0.74 (5)	2.50 (5)	13
R3	21.88	0.19	0.41	0.60	(0.22)	(2.16)	(2.38)	20.10	2.52 (4)	28,405	1.35 (5)	1.35 (5)	1.87 (5)	13
R4	21.91	0.22	0.40	0.62	(0.24)	(2.16)	(2.40)	20.13	2.66 (4)	42,138	1.06 (5)	1.06 (5)	2.17 (5)	13
R5	22.05	0.26	0.40	0.66	(0.28)	(2.16)	(2.44)	20.27	2.80 (4)	75,225	0.75 (5)	0.75 (5)	2.48 (5)	13
R6	22.12	0.27	0.39	0.66	(0.28)	(2.16)	(2.44)	20.34	2.84 (4)	140,435	0.65 (5)	0.65 (5)	2.58 (5)	13
Y	22.12	0.26	0.41	0.67	(0.28)	(2.16)	(2.44)	20.35	2.84 (4)	119,581	0.74 (5)	0.74 (5)	2.48 (5)	13
F	21.66	0.26	0.40	0.66	(0.28)	(2.16)	(2.44)	19.88	2.90 (4)	1,214,183	0.64 (5)	0.64 (5)	2.58 (5)	13
For the Year Ended October 31, 2022
A	$ 23.85	$ 0.42	$ (0.38)	$ 0.04	$ (0.40)	$ (1.66)	$ (2.06)	$ 21.83	0.12%	$ 1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
The accompanying notes are an integral part of these financial statements.
66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2021
A	$ 17.55	$ 0.34	$ 6.50	$ 6.84	$ (0.34)	$ (0.20)	$ (0.54)	$ 23.85	39.45%	$ 1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
For the Year Ended October 31, 2020
A	$ 19.99	$ 0.34	$ (1.21)	$ (0.87)	$ (0.31)	$ (1.26)	$ (1.57)	$ 17.55	(4.68)%	$ 1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
For the Year Ended October 31, 2019
A	$ 19.39	$ 0.38	$ 2.02	$ 2.40	$ (0.36)	$ (1.44)	$ (1.80)	$ 19.99	13.88%	$ 1,565,663	1.00%	1.00%	2.01%	21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00	292,388	1.76	1.76	1.27	21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17	959,142	0.75	0.75	2.26	21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48	43,474	1.36	1.36	1.66	21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85	53,957	1.07	1.07	1.96	21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14	81,758	0.76	0.76	2.25	21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29	52,201	0.66	0.66	2.33	21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21	105,015	0.73	0.71	2.34	21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24	922,012	0.66	0.66	2.34	21
For the Year Ended October 31, 2018
A	$ 20.64	$ 0.38	$ (0.24)	$ 0.14	$ (0.35)	$ (1.04)	$ (1.39)	$ 19.39	0.49%	$ 1,508,580	1.00%	1.00%	1.90%	22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)	330,741	1.75	1.75	1.16	22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77	1,157,708	0.74	0.74	2.14	22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12	46,820	1.36	1.36	1.53	22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43	70,446	1.06	1.06	1.83	22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78	79,557	0.76	0.76	2.13	22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83	34,957	0.66	0.66	2.22	22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79	140,057	0.70	0.70	2.19	22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85	774,529	0.65	0.65	2.23	22
The accompanying notes are an integral part of these financial statements.
67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 30.49	$ (0.09)	$ 3.87	$ 3.78	$ —	$ —	$ —	$ 34.27	12.40% (4)	$ 2,088,782	1.11% (5)	1.10% (5)	(0.54)% (5)	51%
C	7.68	(0.05)	0.97	0.92	—	—	—	8.60	11.98 (4)	118,604	1.89 (5)	1.89 (5)	(1.32) (5)	51
I	33.77	(0.05)	4.28	4.23	—	—	—	38.00	12.53 (4)	890,236	0.85 (5)	0.85 (5)	(0.29) (5)	51
R3	30.04	(0.14)	3.80	3.66	—	—	—	33.70	12.18 (4)	29,934	1.45 (5)	1.45 (5)	(0.89) (5)	51
R4	33.76	(0.10)	4.27	4.17	—	—	—	37.93	12.35 (4)	42,833	1.15 (5)	1.14 (5)	(0.58) (5)	51
R5	37.13	(0.06)	4.71	4.65	—	—	—	41.78	12.52 (4)	12,896	0.86 (5)	0.86 (5)	(0.29) (5)	51
R6	38.28	(0.04)	4.86	4.82	—	—	—	43.10	12.59 (4)	37,850	0.75 (5)	0.75 (5)	(0.18) (5)	51
Y	38.16	(0.05)	4.83	4.78	—	—	—	42.94	12.53 (4)	85,978	0.85 (5)	0.85 (5)	(0.25) (5)	51
F	34.05	(0.03)	4.31	4.28	—	—	—	38.33	12.57 (4)	751,887	0.74 (5)	0.74 (5)	(0.18) (5)	51
For the Year Ended October 31, 2022
A	$ 62.10	$ (0.31)	$ (19.34)	$ (19.65)	$ —	$ (11.96)	$ (11.96)	$ 30.49	(38.47)%	$ 1,981,665	1.09%	1.08%	(0.79)%	95%
C	25.14	(0.16)	(5.34)	(5.50)	—	(11.96)	(11.96)	7.68	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
For the Year Ended October 31, 2021
A	$ 54.65	$ (0.47)	$ 15.83	$ 15.36	$ —	$ (7.91)	$ (7.91)	$ 62.10	30.45%	$ 3,650,083	1.07%	1.06%	(0.80)%	87%
C	26.47	(0.38)	6.96	6.58	—	(7.91)	(7.91)	25.14	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
For the Year Ended October 31, 2020
A	$ 39.45	$ (0.30)	$ 18.03	$ 17.73	$ —	$ (2.53)	$ (2.53)	$ 54.65	47.69%	$ 2,939,376	1.10%	1.09%	(0.66)%	118%
C	20.50	(0.31)	8.81	8.50	—	(2.53)	(2.53)	26.47	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
The accompanying notes are an integral part of these financial statements.
68

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2019
A	$ 45.89	$ (0.25)	$ 4.35	$ 4.10	$ —	$ (10.54)	$ (10.54)	$ 39.45	13.64%	$ 2,089,246	1.12%	1.11%	(0.64)%	66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86	(1.39)	66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85	(0.38)	66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46	(1.00)	66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15	(0.69)	66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85	(0.39)	66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75	(0.29)	66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79	(0.33)	66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74	(0.28)	66
For the Year Ended October 31, 2018
A	$ 46.20	$ (0.29)	$ 3.86	$ 3.57	$ —	$ (3.88)	$ (3.88)	$ 45.89	8.31%	$ 2,013,200	1.11%	1.11%	(0.61)%	122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85	(1.35)	122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84	(0.34)	122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45	(0.95)	122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15	(0.65)	122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86	(0.35)	122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75	(0.26)	122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78	(0.28)	122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75	(0.25)	122
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 34.67	$ (0.03)	$ 1.12	$ 1.09	$ —	$ (0.36)	$ (0.36)	$ 35.40	3.13% (4)	$ 705,285	1.27% (5)	1.27% (5)	(0.16)% (5)	18%
C	24.39	(0.11)	0.78	0.67	—	(0.36)	(0.36)	24.70	2.73 (4)	68,634	2.06 (5)	2.06 (5)	(0.94) (5)	18
I	37.68	0.02	1.21	1.23	—	(0.36)	(0.36)	38.55	3.26 (4)	295,540	1.01 (5)	1.01 (5)	0.11 (5)	18
R3	35.46	(0.09)	1.15	1.06	—	(0.36)	(0.36)	36.16	2.98 (4)	24,304	1.61 (5)	1.61 (5)	(0.50) (5)	18
R4	38.59	(0.04)	1.25	1.21	—	(0.36)	(0.36)	39.44	3.13 (4)	14,953	1.32 (5)	1.32 (5)	(0.20) (5)	18
R5	41.63	0.02	1.34	1.36	—	(0.36)	(0.36)	42.63	3.26 (4)	9,334	1.02 (5)	1.02 (5)	0.10 (5)	18
R6	42.53	0.04	1.38	1.42	—	(0.36)	(0.36)	43.59	3.33 (4)	56,731	0.90 (5)	0.90 (5)	0.21 (5)	18
Y	42.40	0.02	1.37	1.39	—	(0.36)	(0.36)	43.43	3.27 (4)	49,217	1.01 (5)	1.01 (5)	0.10 (5)	18
F	37.93	0.04	1.23	1.27	—	(0.36)	(0.36)	38.84	3.34 (4)	31,713	0.90 (5)	0.90 (5)	0.21 (5)	18
For the Year Ended October 31, 2022
A	$ 44.57	$ (0.10)	$ (5.43)	$ (5.53)	$ —	$ (4.37)	$ (4.37)	$ 34.67	(13.39)%	$ 710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00) (7)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (7)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
The accompanying notes are an integral part of these financial statements.
69

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2021
A	$ 40.91	$ (0.15)	$ 8.98	$ 8.83	$ —	$ (5.17)	$ (5.17)	$ 44.57	22.88%	$ 883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00) (7)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00) (8)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00) (7)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00) (8)	51
For the Year Ended October 31, 2020
A	$ 35.63	$ (0.13)	$ 7.77	$ 7.64	$ —	$ (2.36)	$ (2.36)	$ 40.91	22.17%	$ 746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
For the Year Ended October 31, 2019
A	$ 34.38	$ (0.10)	$ 3.83	$ 3.73	$ —	$ (2.48)	$ (2.48)	$ 35.63	12.02%	$ 666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00 (7)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6 (9)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25 (4)	1,341	0.91 (5)	0.91 (5)	0.06 (5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35
For the Year Ended October 31, 2018
A	$ 34.86	$ (0.14)	$ 1.45	$ 1.31	$ —	$ (1.79)	$ (1.79)	$ 34.38	3.86%	$ 682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27
The accompanying notes are an integral part of these financial statements.
70

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 24.51	$ (0.04)	$ 1.41	$ 1.37	$ —	$ (2.25)	$ (2.25)	$ 23.63	5.73% (4)	$ 2,234,701	1.12% (5)	1.11% (5)	(0.34)% (5)	10%
C	13.88	(0.07)	0.78	0.71	—	(2.25)	(2.25)	12.34	5.31 (4)	178,586	1.89 (5)	1.89 (5)	(1.12) (5)	10
I	25.85	(0.01)	1.49	1.48	—	(2.25)	(2.25)	25.08	5.86 (4)	1,357,256	0.85 (5)	0.85 (5)	(0.07) (5)	10
R3	28.24	(0.10)	1.63	1.53	—	(2.25)	(2.25)	27.52	5.53 (4)	60,899	1.47 (5)	1.46 (5)	(0.69) (5)	10
R4	30.20	(0.05)	1.73	1.68	—	(2.25)	(2.25)	29.63	5.67 (4)	69,641	1.17 (5)	1.14 (5)	(0.37) (5)	10
R5	31.72	(0.01)	1.83	1.82	—	(2.25)	(2.25)	31.29	5.85 (4)	67,829	0.86 (5)	0.86 (5)	(0.09) (5)	10
R6	32.27	(0.00) (7)	1.87	1.87	—	(2.25)	(2.25)	31.89	5.91 (4)	591,171	0.75 (5)	0.75 (5)	0.02 (5)	10
Y	32.19	(0.01)	1.86	1.85	—	(2.25)	(2.25)	31.79	5.86 (4)	387,725	0.86 (5)	0.83 (5)	(0.05) (5)	10
F	26.02	(0.00) (7)	1.51	1.51	—	(2.25)	(2.25)	25.28	5.95 (4)	1,907,031	0.75 (5)	0.75 (5)	0.02 (5)	10
For the Year Ended October 31, 2022
A	$ 37.01	$ (0.10)	$ (8.08)	$ (8.18)	$ (0.16)	$ (4.16)	$ (4.32)	$ 24.51	(24.83)%	$ 2,303,790	1.09%	1.09%	(0.35)%	44%
C	22.89	(0.19)	(4.62)	(4.81)	(0.04)	(4.16)	(4.20)	13.88	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00) (7)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00) (8)	44
For the Year Ended October 31, 2021
A	$ 30.63	$ 0.10	$ 10.24	$ 10.34	$ —	$ (3.96)	$ (3.96)	$ 37.01	35.51%	$ 3,446,674	1.08%	1.08%	0.28%	28%
C	20.34	(0.12)	6.63	6.51	—	(3.96)	(3.96)	22.89	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
For the Year Ended October 31, 2020
A	$ 30.34	$ (0.08)	$ 2.00	$ 1.92	$ —	$ (1.63)	$ (1.63)	$ 30.63	6.48%	$ 2,724,316	1.11%	1.11%	(0.27)%	45%
C	20.83	(0.20)	1.34	1.14	—	(1.63)	(1.63)	20.34	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (7)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (8)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
The accompanying notes are an integral part of these financial statements.
71

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2019
A	$ 30.03	$ (0.09)	$ 3.80	$ 3.71	$ —	$ (3.40)	$ (3.40)	$ 30.34	14.93%	$ 2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00 (7)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31
For the Year Ended October 31, 2018
A	$ 30.36	$ (0.12)	$ 1.20	$ 1.08	$ —	$ (1.41)	$ (1.41)	$ 30.03	3.63%	$ 2,592,610	1.11%	1.10%	(0.39)%	37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84	580,708	1.85	1.85	(1.14)	37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91	3,666,464	0.82	0.82	(0.11)	37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23	102,632	1.46	1.46	(0.75)	37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57	289,049	1.16	1.15	(0.43)	37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89	468,146	0.85	0.85	(0.13)	37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97	1,014,518	0.75	0.75	(0.04)	37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95	1,934,520	0.78	0.78	(0.06)	37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97	1,648,425	0.75	0.75	(0.03)	37
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 16.14	$ 0.04	$ 0.75	$ 0.79	$ (0.05)	$ (1.58)	$ (1.63)	$ 15.30	5.06% (4)	$ 394,027	1.15% (5)	1.15% (5)	0.49% (5)	48%
C	12.36	(0.02)	0.57	0.55	—	(1.58)	(1.58)	11.33	4.60 (4)	6,590	1.95 (5)	1.95 (5)	(0.29) (5)	48
I	16.36	0.06	0.76	0.82	(0.09)	(1.58)	(1.67)	15.51	5.23 (4)	40,799	0.85 (5)	0.85 (5)	0.79 (5)	48
R3	17.10	0.01	0.80	0.81	—	(1.58)	(1.58)	16.33	4.87 (4)	6,077	1.47 (5)	1.47 (5)	0.18 (5)	48
R4	17.59	0.04	0.82	0.86	(0.04)	(1.58)	(1.62)	16.83	5.02 (4)	4,930	1.18 (5)	1.18 (5)	0.47 (5)	48
R5	17.91	0.07	0.84	0.91	(0.09)	(1.58)	(1.67)	17.15	5.24 (4)	2,060	0.88 (5)	0.88 (5)	0.77 (5)	48
R6	16.37	0.07	0.76	0.83	(0.11)	(1.58)	(1.69)	15.51	5.25 (4)	11	0.76 (5)	0.76 (5)	0.88 (5)	48
Y	17.96	0.07	0.83	0.90	(0.08)	(1.58)	(1.66)	17.20	5.19 (4)	7,044	0.87 (5)	0.87 (5)	0.79 (5)	48
F	16.37	0.07	0.76	0.83	(0.11)	(1.58)	(1.69)	15.51	5.25 (4)	481,149	0.76 (5)	0.76 (5)	0.88 (5)	48
For the Year Ended October 31, 2022
A	$ 18.14	$ 0.05	$ (0.75)	$ (0.70)	$ (0.01)	$ (1.29)	$ (1.30)	$ 16.14	(4.34)%	$ 368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (10)	15.38	0.03	0.96 (11)	0.99	—	—	—	16.37	6.47 (4)	11	0.77 (5)	0.77 (5)	0.50 (5)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
The accompanying notes are an integral part of these financial statements.
72

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2021
A	$ 12.21	$ (0.00) (7)	$ 5.97	$ 5.97	$ (0.04)	$ —	$ (0.04)	$ 18.14	48.99%	$ 363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00) (7)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$ 14.43	$ 0.07	$ (1.86)	$ (1.79)	$ (0.09)	$ (0.34)	$ (0.43)	$ 12.21	(12.86)%	$ 245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00) (7)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
For the Year Ended October 31, 2019
A	$ 14.54	$ 0.08	$ 1.44	$ 1.52	$ (0.04)	$ (1.59)	$ (1.63)	$ 14.43	12.74%	$ 309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55
For the Year Ended October 31, 2018
A	$ 15.62	$ 0.03	$ (0.72)	$ (0.69)	$ —	$ (0.39)	$ (0.39)	$ 14.54	(4.56)%	$ 284,646	1.22%	1.22%	0.18%	49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)	17,909	1.98	1.97	(0.57)	49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)	34,656	0.90	0.90	0.50	49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)	9,555	1.52	1.52	(0.13)	49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)	11,639	1.22	1.22	0.18	49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)	8,087	0.91	0.91	0.48	49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)	11,371	0.86	0.86	0.52	49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)	252,917	0.80	0.80	0.61	49
Hartford Quality Value Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 23.65	$ 0.22	$ 0.28	$ 0.50	$ (0.31)	$ (1.12)	$ (1.43)	$ 22.72	2.00% (4)	$ 168,864	0.95% (5)	0.94% (5)	1.92% (5)	16%
C	19.79	0.11	0.23	0.34	(0.13)	(1.12)	(1.25)	18.88	1.60 (4)	3,811	1.74 (5)	1.71 (5)	1.14 (5)	16
I	23.32	0.25	0.27	0.52	(0.38)	(1.12)	(1.50)	22.34	2.12 (4)	31,812	0.64 (5)	0.64 (5)	2.21 (5)	16
R3	24.07	0.19	0.28	0.47	(0.26)	(1.12)	(1.38)	23.16	1.83 (4)	903	1.26 (5)	1.18 (5)	1.67 (5)	16
R4	24.36	0.23	0.30	0.53	(0.33)	(1.12)	(1.45)	23.44	2.06 (4)	4,507	0.95 (5)	0.88 (5)	1.98 (5)	16
R5	24.64	0.27	0.28	0.55	(0.38)	(1.12)	(1.50)	23.69	2.16 (4)	346	0.67 (5)	0.63 (5)	2.24 (5)	16
R6	24.72	0.29	0.28	0.57	(0.42)	(1.12)	(1.54)	23.75	2.23 (4)	12,766	0.55 (5)	0.46 (5)	2.40 (5)	16
Y	24.67	0.27	0.29	0.56	(0.40)	(1.12)	(1.52)	23.71	2.17 (4)	7,196	0.65 (5)	0.57 (5)	2.29 (5)	16
F	23.22	0.27	0.27	0.54	(0.42)	(1.12)	(1.54)	22.22	2.25 (4)	11,824	0.55 (5)	0.46 (5)	2.41 (5)	16
The accompanying notes are an integral part of these financial statements.
73

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Quality Value Fund – (continued)
For the Year Ended October 31, 2022
A	$ 26.27	$ 0.39	$ (1.41)	$ (1.02)	$ (0.35)	$ (1.25)	$ (1.60)	$ 23.65	(4.19)%	$ 173,358	0.95%	0.94%	1.59%	24%
C	22.22	0.17	(1.20)	(1.03)	(0.15)	(1.25)	(1.40)	19.79	(4.95)	3,439	1.78	1.71	0.82	24
I	25.93	0.46	(1.40)	(0.94)	(0.42)	(1.25)	(1.67)	23.32	(3.92)	30,598	0.65	0.65	1.91	24
R3	26.71	0.34	(1.44)	(1.10)	(0.29)	(1.25)	(1.54)	24.07	(4.41)	939	1.27	1.18	1.35	24
R4	27.02	0.42	(1.46)	(1.04)	(0.37)	(1.25)	(1.62)	24.36	(4.15)	5,111	0.95	0.88	1.67	24
R5	27.30	0.50	(1.48)	(0.98)	(0.43)	(1.25)	(1.68)	24.64	(3.88)	337	0.67	0.63	1.99	24
R6	27.38	0.53	(1.47)	(0.94)	(0.47)	(1.25)	(1.72)	24.72	(3.71)	11,834	0.55	0.46	2.13	24
Y	27.34	0.50	(1.47)	(0.97)	(0.45)	(1.25)	(1.70)	24.67	(3.85)	6,763	0.66	0.57	2.03	24
F	25.84	0.49	(1.39)	(0.90)	(0.47)	(1.25)	(1.72)	23.22	(3.78)	12,495	0.55	0.46	2.07	24
For the Year Ended October 31, 2021
A	$ 18.61	$ 0.34	$ 7.76	$ 8.10	$ (0.44)	$ —	$ (0.44)	$ 26.27	44.08%	$ 188,344	0.97%	0.94%	1.44%	21%
C	15.78	0.14	6.57	6.71	(0.27)	—	(0.27)	22.22	42.97	3,397	1.80	1.71	0.71	21
I	18.37	0.41	7.65	8.06	(0.50)	—	(0.50)	25.93	44.56	20,153	0.65	0.63	1.73	21
R3	18.92	0.29	7.89	8.18	(0.39)	—	(0.39)	26.71	43.73	1,098	1.27	1.17	1.22	21
R4	19.13	0.37	7.97	8.34	(0.45)	—	(0.45)	27.02	44.20	4,775	0.97	0.88	1.50	21
R5	19.32	0.43	8.06	8.49	(0.51)	—	(0.51)	27.30	44.59	320	0.67	0.62	1.76	21
R6	19.38	0.48	8.06	8.54	(0.54)	—	(0.54)	27.38	44.79	257	0.56	0.46	1.95	21
Y	19.35	0.44	8.07	8.51	(0.52)	—	(0.52)	27.34	44.65	1,753	0.66	0.57	1.74	21
F	18.31	0.45	7.62	8.07	(0.54)	—	(0.54)	25.84	44.84	12,182	0.56	0.46	1.92	21
For the Year Ended October 31, 2020
A	$ 21.11	$ 0.42	$ (1.85)	$ (1.43)	$ (0.48)	$ (0.59)	$ (1.07)	$ 18.61	(7.34)%	$ 140,154	1.03%	0.91%	2.19%	26%
C	18.05	0.23	(1.59)	(1.36)	(0.32)	(0.59)	(0.91)	15.78	(8.09)	3,673	1.82	1.71	1.38	26
I	20.85	0.48	(1.82)	(1.34)	(0.55)	(0.59)	(1.14)	18.37	(7.02)	10,927	0.67	0.56	2.53	26
R3	21.45	0.38	(1.89)	(1.51)	(0.43)	(0.59)	(1.02)	18.92	(7.56)	855	1.29	1.16	1.91	26
R4	21.68	0.44	(1.91)	(1.47)	(0.49)	(0.59)	(1.08)	19.13	(7.34)	3,887	0.98	0.87	2.21	26
R5	21.87	0.50	(1.92)	(1.42)	(0.54)	(0.59)	(1.13)	19.32	(7.05)	220	0.69	0.58	2.53	26
R6	21.93	0.50	(1.89)	(1.39)	(0.57)	(0.59)	(1.16)	19.38	(6.92)	485	0.58	0.46	2.53	26
Y	21.91	0.51	(1.93)	(1.42)	(0.55)	(0.59)	(1.14)	19.35	(7.05)	382	0.68	0.57	2.53	26
F	20.83	0.50	(1.82)	(1.32)	(0.61)	(0.59)	(1.20)	18.31	(6.94)	8,975	0.58	0.46	2.64	26
For the Year Ended October 31, 2019
A	$ 20.00	$ 0.38	$ 1.99	$ 2.37	$ (0.28)	$ (0.98)	$ (1.26)	$ 21.11	13.10%	$ 169,771	1.00%	0.90%	1.95%	23%
C	17.12	0.20	1.71	1.91	—	(0.98)	(0.98)	18.05	12.23	6,834	1.76	1.67	1.21	23
I	19.78	0.45	1.94	2.39	(0.34)	(0.98)	(1.32)	20.85	13.49	12,796	0.65	0.56	2.30	23
R3	20.29	0.34	2.01	2.35	(0.21)	(0.98)	(1.19)	21.45	12.78	1,240	1.27	1.16	1.69	23
R4	20.49	0.40	2.04	2.44	(0.27)	(0.98)	(1.25)	21.68	13.17	6,014	0.95	0.86	1.99	23
R5	20.67	0.47	2.04	2.51	(0.33)	(0.98)	(1.31)	21.87	13.46	230	0.67	0.58	2.33	23
R6	20.74	0.47	2.06	2.53	(0.36)	(0.98)	(1.34)	21.93	13.57	34	0.56	0.46	2.26	23
Y	20.72	0.47	2.05	2.52	(0.35)	(0.98)	(1.33)	21.91	13.50	622	0.64	0.55	2.29	23
F	19.77	0.48	1.92	2.40	(0.36)	(0.98)	(1.34)	20.83	13.58	11,040	0.55	0.46	2.52	23
The accompanying notes are an integral part of these financial statements.
74

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Quality Value Fund – (continued)
For the Year Ended October 31, 2018
A	$ 20.49	$ 0.31	$ 0.16	$ 0.47	$ (0.20)	$ (0.76)	$ (0.96)	$ 20.00	2.25%	$ 164,325	1.06%	1.04%	1.52%	85%
C	17.67	0.14	0.15	0.29	(0.08)	(0.76)	(0.84)	17.12	1.53	9,082	1.81	1.79	0.80	85
I	20.25	0.38	0.16	0.54	(0.25)	(0.76)	(1.01)	19.78	2.60	12,974	0.71	0.69	1.87	85
R3	20.70	0.26	0.17	0.43	(0.08)	(0.76)	(0.84)	20.29	2.03	1,075	1.34	1.30	1.26	85
R4	20.95	0.33	0.16	0.49	(0.19)	(0.76)	(0.95)	20.49	2.29	6,014	1.04	1.01	1.55	85
R5	21.13	0.38	0.17	0.55	(0.25)	(0.76)	(1.01)	20.67	2.57	504	0.74	0.72	1.76	85
R6 (12)	20.99	0.28	(0.53) (11)	(0.25)	—	—	—	20.74	(1.19) (4)	10	0.61 (5)	0.59 (5)	1.95 (5)	85
Y	21.19	0.40	0.17	0.57	(0.28)	(0.76)	(1.04)	20.72	2.65	601	0.68	0.66	1.90	85
F	20.26	0.39	0.17	0.56	(0.29)	(0.76)	(1.05)	19.77	2.71	88,336	0.62	0.60	1.94	85
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 37.07	$ (0.10)	$ 0.01	$ (0.09)	$ —	$ —	$ —	$ 36.98	(0.24)% (4)	$ 155,750	1.31% (5)	1.30% (5)	(0.53)% (5)	23%
C	20.14	(0.13)	—	(0.13)	—	—	—	20.01	(0.65) (4)	1,438	2.09 (5)	2.09 (5)	(1.29) (5)	23
I	40.17	(0.03)	0.01	(0.02)	—	—	—	40.15	(0.05) (4)	56,659	0.94 (5)	0.94 (5)	(0.16) (5)	23
R3	35.99	(0.14)	0.01	(0.13)	—	—	—	35.86	(0.36) (4)	5,812	1.56 (5)	1.55 (5)	(0.78) (5)	23
R4	39.30	(0.09)	—	(0.09)	—	—	—	39.21	(0.23) (4)	11,154	1.26 (5)	1.26 (5)	(0.48) (5)	23
R5	42.94	(0.04)	0.01	(0.03)	—	—	—	42.91	(0.07) (4)	16,960	0.95 (5)	0.95 (5)	(0.17) (5)	23
R6	43.99	(0.01)	0.01	—	—	—	—	43.99	(0.00) (4)	42,393	0.85 (5)	0.85 (5)	(0.06) (5)	23
Y	43.94	(0.03)	0.01	(0.02)	—	—	—	43.92	(0.05) (4)	111,958	0.95 (5)	0.91 (5)	(0.14) (5)	23
F	40.50	(0.02)	0.01	(0.01)	—	—	—	40.49	(0.02) (4)	27,118	0.84 (5)	0.84 (5)	(0.08) (5)	23
For the Year Ended October 31, 2022
A	$ 64.88	$ (0.30)	$ (15.38)	$ (15.68)	$ —	$ (12.13)	$ (12.13)	$ 37.07	(28.75)%	$ 163,293	1.25%	1.24%	(0.72)%	42%
C	41.34	(0.36)	(8.71)	(9.07)	—	(12.13)	(12.13)	20.14	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$ 51.35	$ (0.42)	$ 18.27	$ 17.85	$ —	$ (4.32)	$ (4.32)	$ 64.88	35.73%	$ 256,061	1.18%	1.18%	(0.67)%	48%
C	34.22	(0.55)	11.99	11.44	—	(4.32)	(4.32)	41.34	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
The accompanying notes are an integral part of these financial statements.
75

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2020
A	$ 45.71	$ (0.28)	$ 6.67	$ 6.39	$ —	$ (0.75)	$ (0.75)	$ 51.35	14.06%	$ 198,430	1.26%	1.25%	(0.60)%	58%
C	30.90	(0.39)	4.46	4.07	—	(0.75)	(0.75)	34.22	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
For the Year Ended October 31, 2019
A	$ 55.20	$ (0.21)	$ 2.62	$ 2.41	$ —	$ (11.90)	$ (11.90)	$ 45.71	8.99%	$ 195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	(0.00) (7)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48
For the Year Ended October 31, 2018
A	$ 57.24	$ (0.33)	$ 1.03	$ 0.70	$ —	$ (2.74)	$ (2.74)	$ 55.20	1.20%	$ 203,297	1.21%	1.20%	(0.56)%	66%
C	44.29	(0.55)	0.81	0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)	66
I	58.97	(0.10)	1.04	0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)	66
R3	56.89	(0.48)	1.03	0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)	66
R4	58.98	(0.31)	1.06	0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)	66
R5	61.26	(0.12)	1.08	0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)	66
R6	61.87	(0.09)	1.12	1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)	66
Y	61.93	(0.09)	1.10	1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)	66
F	59.06	(0.06)	1.04	0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)	66
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 11.40	$ 0.07	$ (0.24)	$ (0.17)	$ (0.16)	$ (0.85)	$ (1.01)	$ 10.22	(1.76)% (4)	$ 48,842	1.30% (5)	1.30% (5)	1.37% (5)	20%
C	9.69	0.03	(0.21)	(0.18)	(0.08)	(0.85)	(0.93)	8.58	(2.20) (4)	1,628	2.11 (5)	2.05 (5)	0.61 (5)	20
I	11.44	0.09	(0.25)	(0.16)	(0.19)	(0.85)	(1.04)	10.24	(1.64) (4)	20,221	1.00 (5)	1.00 (5)	1.66 (5)	20
R3	11.90	0.07	(0.26)	(0.19)	(0.14)	(0.85)	(0.99)	10.72	(1.88) (4)	689	1.58 (5)	1.50 (5)	1.21 (5)	20
R4	12.10	0.06	(0.24)	(0.18)	(0.17)	(0.85)	(1.02)	10.90	(1.73) (4)	124	1.21 (5)	1.20 (5)	1.05 (5)	20
R5	12.08	0.10	(0.27)	(0.17)	(0.20)	(0.85)	(1.05)	10.86	(1.63) (4)	1,813	0.97 (5)	0.90 (5)	1.75 (5)	20
R6	12.07	0.11	(0.26)	(0.15)	(0.21)	(0.85)	(1.06)	10.86	(1.45) (4)	7,699	0.87 (5)	0.80 (5)	1.87 (5)	20
Y	12.05	0.10	(0.25)	(0.15)	(0.21)	(0.85)	(1.06)	10.84	(1.50) (4)	2,885	0.97 (5)	0.85 (5)	1.81 (5)	20
F	11.43	0.10	(0.24)	(0.14)	(0.21)	(0.85)	(1.06)	10.23	(1.44) (4)	30,325	0.86 (5)	0.80 (5)	1.90 (5)	20
The accompanying notes are an integral part of these financial statements.
76

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2022
A	$ 13.36	$ 0.13	$ (1.22)	$ (1.09)	$ (0.09)	$ (0.78)	$ (0.87)	$ 11.40	(8.86)%	$ 51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
For the Year Ended October 31, 2021
A	$ 8.29	$ 0.10	$ 5.06	$ 5.16	$ (0.09)	$ —	$ (0.09)	$ 13.36	62.61%	$ 59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00) (7)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
For the Year Ended October 31, 2020
A	$ 10.35	$ 0.09	$ (1.49)	$ (1.40)	$ (0.08)	$ (0.58)	$ (0.66)	$ 8.29	(14.57)%	$ 32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00) (7)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
For the Year Ended October 31, 2019
A	$ 13.65	$ 0.10	$ (0.04)	$ 0.06	$ (0.03)	$ (3.33)	$ (3.36)	$ 10.35	3.46%	$ 47,037	1.37%	1.27%	0.98%	140%
C	12.35	0.02	(0.08)	(0.06)	—	(3.33)	(3.33)	8.96	2.60	3,719	2.14	2.04	0.26	140
I	13.68	0.14	(0.05)	0.09	(0.07)	(3.33)	(3.40)	10.37	3.77	4,354	1.00	0.90	1.34	140
R3	14.02	0.09	(0.03)	0.06	(0.02)	(3.33)	(3.35)	10.73	3.31	609	1.62	1.42	0.82	140
R4	14.16	0.11	(0.03)	0.08	(0.02)	(3.33)	(3.35)	10.89	3.52	69	1.31	1.20	1.01	140
R5	14.16	0.16	(0.05)	0.11	(0.07)	(3.33)	(3.40)	10.87	3.82	11	1.01	0.90	1.44	140
R6	14.15	0.15	(0.02)	0.13	(0.08)	(3.33)	(3.41)	10.87	3.99	103	0.89	0.80	1.39	140
Y	14.15	0.16	(0.04)	0.12	(0.08)	(3.33)	(3.41)	10.86	3.94	572	0.97	0.85	1.43	140
F	13.68	0.15	(0.04)	0.11	(0.08)	(3.33)	(3.41)	10.38	3.99	48,425	0.89	0.80	1.43	140
The accompanying notes are an integral part of these financial statements.
77

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2018
A	$ 14.13	$ 0.04	$ 0.10	$ 0.14	$ (0.02)	$ (0.60)	$ (0.62)	$ 13.65	1.00%	$ 52,406	1.35%	1.29%	0.28%	68%
C	12.91	(0.06)	0.10	0.04	—	(0.60)	(0.60)	12.35	0.27	6,444	2.13	2.04	(0.44)	68
I	14.15	0.09	0.10	0.19	(0.06)	(0.60)	(0.66)	13.68	1.33	3,756	1.02	0.95	0.62	68
R3	14.50	0.03	0.09	0.12	—	(0.60)	(0.60)	14.02	0.82	529	1.62	1.43	0.18	68
R4	14.61	0.06	0.10	0.16	(0.01)	(0.60)	(0.61)	14.16	1.07	48	1.32	1.20	0.41	68
R5	14.63	0.10	0.10	0.20	(0.07)	(0.60)	(0.67)	14.16	1.39	36	1.02	0.90	0.71	68
R6 (12)	13.99	0.05	0.11	0.16	—	—	—	14.15	1.14 (4)	10	0.91 (5)	0.84 (5)	0.47 (5)	68
Y	14.66	0.11	0.10	0.21	(0.12)	(0.60)	(0.72)	14.15	1.42	646	0.96	0.85	0.74	68
F	14.16	0.11	0.09	0.20	(0.08)	(0.60)	(0.68)	13.68	1.42	38,087	0.90	0.84	0.80	68
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 16.30	$ (0.02)	$ (0.41)	$ (0.43)	$ —	$ —	$ —	$ 15.87	(2.64)% (4)	$ 296,684	1.31% (5)	1.31% (5)	(0.30)% (5)	32%
C	7.45	(0.04)	(0.19)	(0.23)	—	—	—	7.22	(3.09) (4)	3,469	2.14 (5)	2.14 (5)	(1.11) (5)	32
I	18.06	(0.00) (7)	(0.45)	(0.45)	—	—	—	17.61	(2.49) (4)	29,564	1.01 (5)	1.01 (5)	(0.00) (5)(8)	32
R3	18.45	(0.05)	(0.46)	(0.51)	—	—	—	17.94	(2.76) (4)	10,366	1.60 (5)	1.60 (5)	(0.60) (5)	32
R4	20.59	(0.03)	(0.51)	(0.54)	—	—	—	20.05	(2.62) (4)	8,562	1.30 (5)	1.30 (5)	(0.30) (5)	32
R5	22.66	(0.00) (7)	(0.56)	(0.56)	—	—	—	22.10	(2.47) (4)	4,130	1.00 (5)	1.00 (5)	(0.00) (5)(8)	32
R6	23.44	0.01	(0.58)	(0.57)	—	—	—	22.87	(2.43) (4)	7,175	0.89 (5)	0.89 (5)	0.12 (5)	32
Y	23.34	0.03	(0.61)	(0.58)	—	—	—	22.76	(2.49) (4)	8,230	0.97 (5)	0.97 (5)	0.22 (5)	32
F	18.27	0.01	(0.45)	(0.44)	—	—	—	17.83	(2.41) (4)	235,095	0.89 (5)	0.89 (5)	0.12 (5)	32
For the Year Ended October 31, 2022
A	$ 30.24	$ (0.13)	$ (7.28)	$ (7.41)	$ —	$ (6.53)	$ (6.53)	$ 16.30	(30.20)%	$ 319,971	1.27%	1.26%	(0.69)%	90%
C	17.65	(0.14)	(3.53)	(3.67)	—	(6.53)	(6.53)	7.45	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
For the Year Ended October 31, 2021
A	$ 25.50	$ (0.30)	$ 7.82	$ 7.52	$ —	$ (2.78)	$ (2.78)	$ 30.24	30.50%	$ 502,923	1.23%	1.22%	(1.02)%	123%
C	15.97	(0.33)	4.79	4.46	—	(2.78)	(2.78)	17.65	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
The accompanying notes are an integral part of these financial statements.
78

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2020
A	$ 20.35	$ (0.14)	$ 6.57	$ 6.43	$ —	$ (1.28)	$ (1.28)	$ 25.50	33.21%	$ 389,496	1.32%	1.31%	(0.66)%	104%
C	13.30	(0.20)	4.15	3.95	—	(1.28)	(1.28)	15.97	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104
For the Year Ended October 31, 2019
A	$ 22.20	$ (0.13)	$ 2.28	$ 2.15	$ —	$ (4.00)	$ (4.00)	$ 20.35	14.08%	$ 311,742	1.33%	1.32%	(0.66)%	91%
C	16.11	(0.19)	1.38	1.19	—	(4.00)	(4.00)	13.30	13.24	9,929	2.14	2.13	(1.46)	91
I	23.28	(0.08)	2.45	2.37	—	(4.00)	(4.00)	21.65	14.48	26,939	1.04	1.03	(0.37)	91
R3	23.95	(0.19)	2.53	2.34	—	(4.00)	(4.00)	22.29	13.84	14,142	1.62	1.55	(0.89)	91
R4	25.28	(0.14)	2.74	2.60	—	(4.00)	(4.00)	23.88	14.20	14,261	1.32	1.25	(0.59)	91
R5	26.53	(0.07)	2.94	2.87	—	(4.00)	(4.00)	25.40	14.56	3,239	1.02	0.95	(0.29)	91
R6	27.02	(0.06)	3.01	2.95	—	(4.00)	(4.00)	25.97	14.60	206	0.90	0.90	(0.23)	91
Y	27.01	(0.06)	3.00	2.94	—	(4.00)	(4.00)	25.95	14.56	32,472	0.94	0.93	(0.26)	91
F	23.35	(0.05)	2.46	2.41	—	(4.00)	(4.00)	21.76	14.63	193,242	0.90	0.90	(0.23)	91
For the Year Ended October 31, 2018
A	$ 20.34	$ (0.20)	$ 2.06	$ 1.86	$ —	$ —	$ —	$ 22.20	9.20%	$ 283,912	1.34%	1.33%	(0.87)%	104%
C	14.87	(0.27)	1.51	1.24	—	—	—	16.11	8.34	11,729	2.12	2.10	(1.64)	104
I	21.27	(0.14)	2.15	2.01	—	—	—	23.28	9.45	28,540	1.07	1.05	(0.60)	104
R3	21.98	(0.27)	2.24	1.97	—	—	—	23.95	8.92	16,386	1.63	1.55	(1.09)	104
R4	23.14	(0.20)	2.34	2.14	—	—	—	25.28	9.25	15,295	1.32	1.25	(0.79)	104
R5	24.21	(0.14)	2.46	2.32	—	—	—	26.53	9.58	2,678	1.03	0.95	(0.51)	104
R6	24.64	(0.12)	2.50	2.38	—	—	—	27.02	9.66	144	0.91	0.90	(0.42)	104
Y	24.64	(0.12)	2.49	2.37	—	—	—	27.01	9.66	35,351	0.92	0.90	(0.44)	104
F	21.30	(0.11)	2.16	2.05	—	—	—	23.35	9.63	115,365	0.91	0.90	(0.45)	104

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021 Annual Report to reflect a non-material change of $0.01 to these amounts.
(7)	Amount is less than $0.01 per share.
(8)	Amount is less than 0.01%.
(9)	Commenced operations on February 28, 2019.
(10)	Commenced operations on June 22, 2022.
(11)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(12)	Commenced operations on February 28, 2018.
The accompanying notes are an integral part of these financial statements.
79

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2023 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-seven and fifteen series, respectively, as of April 30, 2023. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")
Hartford Core Equity Fund (the "Core Equity Fund")
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")
The Hartford Equity Income Fund (the "Equity Income Fund")
The Hartford Healthcare Fund (the "Healthcare Fund")
The Hartford MidCap Fund (the "MidCap Fund")
The Hartford MidCap Value Fund (the "MidCap Value Fund")
Hartford Small Cap Value Fund (the "Small Cap Value Fund")
The Hartford Small Company Fund (the "Small Company Fund")

The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")
Hartford Quality Value Fund (the "Quality Value Fund")
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.
80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order
81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
The Capital Appreciation Fund and the Dividend and Growth Fund filed claims to recover taxes withheld on prior year reclaims (EU reclaims) related to French taxes withheld on dividend income from 2009, 2010 and 2011. The Dividend and Growth Fund has recorded a receivable and EU reclaim income in the amount of $614,495 based on a positive decision for the French Tax authorities which is recorded on the Statement of Assets and Liabilities as tax reclaim under receivables and on the Statement of Operations as Foreign withholding tax reclaims. The Capital Appreciation Fund and the Dividend and Growth Fund received EU reclaims with related interest in the amount of $1,888,107 and $1,491,582, respectively, which is recorded on the Statement of Operations as Foreign withholding tax reclaims.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business
82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2023.
4.	Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

During the six-month period ended April 30, 2023, the Capital Appreciation Fund had used futures contracts.
b)	Additional Derivative Instrument Information:
Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 6,389,637	$ —	$ 6,389,637
Total	$ —	$ —	$ —	$ 6,389,637	$ —	$ 6,389,637

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 2,217,557	$ —	$ 2,217,557
Total	$ —	$ —	$ —	$ 2,217,557	$ —	$ 2,217,557
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 10,278,705	$ —	$ 10,278,705
Total	$ —	$ —	$ —	$ 10,278,705	$ —	$ 10,278,705
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	436
c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2023:

Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 6,389,637	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,389,637	—
Derivatives not subject to a MNA	(6,389,637)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes
85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2022 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Growth Opportunities Fund	$ 595,028,032	$ —
Small Cap Growth Fund	30,958,156	—
Small Company Fund	120,498,544	—
The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Quality Value Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2022.
During the year ended October 31, 2022, Growth Opportunities Fund deferred $29,895,044, Healthcare Fund deferred $2,429,134, MidCap Fund deferred $15,748,050, Small Cap Growth Fund deferred $2,394,791 and Small Company Fund deferred $3,130,725 late year ordinary losses.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$ 4,771,221,554	$ 1,026,083,839	$ (229,524,758)	$ 796,559,081
Core Equity Fund	6,363,450,285	3,389,752,135	(199,750,061)	3,190,002,074
Dividend and Growth Fund	10,821,657,158	4,663,923,959	(145,096,612)	4,518,827,347
Equity Income Fund	4,279,666,466	1,078,283,900	(97,181,845)	981,102,055
Growth Opportunities Fund	3,757,634,738	633,047,383	(365,857,736)	267,189,647
Healthcare Fund	1,008,489,696	344,334,600	(93,098,111)	251,236,489
MidCap Fund	5,755,211,474	1,756,589,824	(532,272,430)	1,224,317,394
MidCap Value Fund	825,518,460	134,438,278	(29,249,809)	105,188,469
Quality Value Fund	195,368,372	48,759,523	(5,949,027)	42,810,496
Small Cap Growth Fund	366,400,369	90,796,371	(27,382,060)	63,414,311
Small Cap Value Fund	112,580,407	14,678,102	(13,395,661)	1,282,441
Small Company Fund	575,703,878	84,017,137	(51,454,433)	32,562,704
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2023; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Fund	Management Fee Rates
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2023, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), until February 29, 2024 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2023, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.05%	1.86%	0.79%	1.41%	1.10%	0.81%	0.70%	0.81%	0.70%
Core Equity Fund	0.71%	1.46%	0.46%	1.07%	0.74%	0.47%	0.37%	0.46%	0.36%
Dividend and Growth Fund	0.96%	1.73%	0.72%	1.34%	1.04%	0.74%	0.63%	0.69%	0.63%
Equity Income Fund	0.97%	1.74%	0.73%	1.35%	1.06%	0.74%	0.65%	0.74%	0.64%
Growth Opportunities Fund	1.10%	1.89%	0.85%	1.45%	1.14%	0.86%	0.75%	0.84%	0.74%
Healthcare Fund	1.27%	2.05%	1.01%	1.61%	1.31%	1.02%	0.90%	1.01%	0.90%
MidCap Fund	1.11%	1.89%	0.85%	1.46%	1.14%	0.86%	0.75%	0.83%	0.75%
MidCap Value Fund	1.15%	1.95%	0.85%	1.47%	1.17%	0.88%	0.76%	0.87%	0.76%
Quality Value Fund	0.94%	1.71%	0.64%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Growth Fund	1.30%	2.09%	0.94%	1.55%	1.26%	0.95%	0.85%	0.91%	0.84%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.30%	2.13%	1.01%	1.59%	1.30%	1.00%	0.89%	0.97%	0.88%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2023, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$ 533,119	$ 7,167
Core Equity Fund	673,391	22,687
Dividend and Growth Fund	1,518,277	41,131
Equity Income Fund	834,148	13,858
Growth Opportunities Fund	550,156	9,685
Healthcare Fund	153,950	1,699
MidCap Fund	483,330	7,976
MidCap Value Fund	237,256	815
Quality Value Fund	37,961	420
Small Cap Growth Fund	21,085	93
Small Cap Value Fund	17,523	243
Small Company Fund	133,455	3,073
88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2023, a portion of each Company’s Chief Compliance Officer’s ("CCO") compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$ 3,250
Core Equity Fund	5,388
Dividend and Growth Fund	8,768
Equity Income Fund	3,008
Growth Opportunities Fund	2,217
Healthcare Fund	718
MidCap Fund	4,147
MidCap Value Fund	557
Quality Value Fund	141
Small Cap Growth Fund	267
Small Cap Value Fund	74
Small Company Fund	360
g)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C", formerly known as DST Asset Manager Solutions, Inc.) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Effective March 1, 2023, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 29, 2024, unless the Board of Directors approves its earlier termination.
Fund	Class Y
Dividend and Growth Fund	0.09%
Small Cap Growth Fund	0.07%
From November 1, 2022 through February 28, 2023, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
Dividend and Growth Fund	N/A	0.06%
MidCap Fund	0.12%	0.06%
Small Cap Growth Fund	N/A	0.07%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2023, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.11%	0.16%	0.09%	0.21%	0.16%	0.11%	0.00% *	0.11%	0.00% *
Core Equity Fund	0.09%	0.10%	0.10%	0.22%	0.16%	0.11%	0.00% *	0.09%	0.00% *
Dividend and Growth Fund	0.09%	0.11%	0.09%	0.21%	0.17%	0.12%	0.00% *	0.07%	0.00% *
Equity Income Fund	0.08%	0.10%	0.09%	0.20%	0.16%	0.10%	0.00% *	0.09%	0.00% *
Growth Opportunities Fund	0.12%	0.15%	0.11%	0.21%	0.15%	0.11%	0.00% *	0.10%	0.00% *
Healthcare Fund	0.12%	0.15%	0.11%	0.21%	0.16%	0.11%	0.00% *	0.11%	0.00% *
MidCap Fund	0.12%	0.14%	0.10%	0.22%	0.17%	0.11%	0.00% *	0.08%	0.00% *
MidCap Value Fund	0.14%	0.19%	0.09%	0.21%	0.16%	0.11%	0.00%	0.11%	0.00% *
Quality Value Fund	0.15%	0.19%	0.10%	0.21%	0.16%	0.12%	0.00% *	0.10%	0.00% *
Small Cap Growth Fund	0.22%	0.25%	0.10%	0.22%	0.16%	0.11%	0.00% *	0.07%	0.00% *
Small Cap Value Fund	0.19%	0.25%	0.14%	0.22%	0.09%	0.11%	0.00% *	0.10%	0.00% *
Small Company Fund	0.18%	0.25%	0.12%	0.21%	0.16%	0.12%	0.00% *	0.09%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
Each Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2023.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$ 1,480,914	$ 1,543,056	$ —
Core Equity Fund	—	—	—
Dividend and Growth Fund	100,542,394	104,215,088	—
Equity Income Fund	—	—	—
Growth Opportunities Fund	21,005,205	21,772,500	—
Healthcare Fund	13,556,223	14,374,811	—
MidCap Fund	132,245,172	130,788,349	3,077,093
MidCap Value Fund	—	—	—
Quality Value Fund	—	—	—
Small Cap Growth Fund	2,627,814	2,829,544	—
Small Cap Value Fund	—	—	—
Small Company Fund	11,952,015	12,164,859	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an "affiliate" of the Fund. As of and during the six-month period ended April 30, 2023, the MidCap Fund owned 5% or more of the outstanding voting securities of the issuer identified in the table below.
A summary of affiliated security transactions for the six-month period ended April 30, 2023 follows:

Affiliated Investments	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gains Distribution
MidCap Fund
Shift4 Payments, Inc.*	$ 121,387,095	$ 3,103,826	$ 38,413,957	$ (5,293,674)	$ —	$ 58,769,914	$ 139,553,204	2,059,218	$ —	$ —

*	Not an affiliate as of April 30, 2023.
10.	Affiliate Holdings:
As of April 30, 2023, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	—	—	—	100%	—	—
Small Cap Value Fund	—	—	—	—	—	1%	—	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	—	—	—	0% *	—	—
Small Cap Value Fund	—	—	—	—	—	0% *	—	—	—

*	Percentage rounds to zero.
91

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

As of April 30, 2023, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	5%
Equity Income Fund	3%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	6%
Small Cap Value Fund	19%
Small Company Fund	5%
11.	Investment Transactions:
For the six-month period ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$ 1,839,298,131	$ 2,282,099,487	$ 1,839,298,131	$ 2,282,099,487
Core Equity Fund	631,438,122	1,195,375,498	631,438,122	1,195,375,498
Dividend and Growth Fund	2,053,124,250	2,483,452,091	2,053,124,250	2,483,452,091
Equity Income Fund	920,357,625	657,800,491	920,357,625	657,800,491
Growth Opportunities Fund	2,077,968,501	2,474,664,686	2,077,968,501	2,474,664,686
Healthcare Fund	234,742,790	329,789,713	234,742,790	329,789,713
MidCap Fund	738,540,818	1,942,185,802	738,540,818	1,942,185,802
MidCap Value Fund	451,068,798	447,559,449	451,068,798	447,559,449
Quality Value Fund	38,300,726	44,402,824	38,300,726	44,402,824
Small Cap Growth Fund	106,722,387	176,713,866	106,722,387	176,713,866
Small Cap Value Fund	24,925,985	33,392,324	24,925,985	33,392,324
Small Company Fund	201,084,850	230,725,669	201,084,850	230,725,669
12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2023 and the year ended October 31, 2022:

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,413,521	$ 48,348,349	3,057,113	$ 117,912,718
Shares Issued for Reinvested Dividends	6,927,389	235,627,108	18,530,282	773,952,122
Shares Redeemed	(9,380,717)	(321,704,980)	(15,671,864)	(597,749,344)
Net Increase (Decrease)	(1,039,807)	(37,729,523)	5,915,531	294,115,496
Class C
Shares Sold	116,666	$ 2,501,767	355,100	$ 8,956,718
Shares Issued for Reinvested Dividends	328,212	6,990,907	1,058,069	28,641,921
Shares Redeemed	(833,652)	(17,875,701)	(1,826,007)	(45,470,387)
Net Increase (Decrease)	(388,774)	(8,383,027)	(412,838)	(7,871,748)
Class I
Shares Sold	855,889	$ 29,735,727	1,548,525	$ 60,994,842
Shares Issued for Reinvested Dividends	776,009	26,584,678	2,140,817	90,255,338
Shares Redeemed	(2,519,276)	(87,215,784)	(3,597,389)	(137,417,555)
Net Increase (Decrease)	(887,378)	(30,895,379)	91,953	13,832,625
92

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	26,544	$ 1,052,635	59,892	$ 2,569,258
Shares Issued for Reinvested Dividends	35,821	1,411,715	114,302	5,487,633
Shares Redeemed	(85,274)	(3,384,639)	(231,286)	(10,043,979)
Net Increase (Decrease)	(22,909)	(920,289)	(57,092)	(1,987,088)
Class R4
Shares Sold	30,622	$ 1,287,422	66,901	$ 3,145,575
Shares Issued for Reinvested Dividends	29,790	1,237,975	85,515	4,313,361
Shares Redeemed	(79,544)	(3,332,306)	(143,629)	(6,568,277)
Net Increase (Decrease)	(19,132)	(806,909)	8,787	890,659
Class R5
Shares Sold	18,988	$ 815,993	49,168	$ 2,317,024
Shares Issued for Reinvested Dividends	31,575	1,346,597	80,863	4,194,444
Shares Redeemed	(182,430)	(7,862,551)	(98,330)	(4,824,329)
Net Increase (Decrease)	(131,867)	(5,699,961)	31,701	1,687,139
Class R6
Shares Sold	13,296	$ 577,814	342,359	$ 19,376,487
Shares Issued for Reinvested Dividends	26,316	1,131,066	81,637	4,271,968
Shares Redeemed	(119,174)	(5,245,645)	(109,087)	(5,049,188)
Net Increase (Decrease)	(79,562)	(3,536,765)	314,909	18,599,267
Class Y
Shares Sold	39,243	$ 1,716,419	112,377	$ 5,423,166
Shares Issued for Reinvested Dividends	80,906	3,477,585	274,840	14,360,979
Shares Redeemed	(286,835)	(12,586,977)	(729,211)	(33,928,608)
Net Increase (Decrease)	(166,686)	(7,392,973)	(341,994)	(14,144,463)
Class F
Shares Sold	843,964	$ 28,598,637	2,468,140	$ 90,526,856
Shares Issued for Reinvested Dividends	1,212,451	41,502,624	3,014,822	127,144,725
Shares Redeemed	(2,396,057)	(83,442,254)	(3,637,998)	(136,977,274)
Net Increase (Decrease)	(339,642)	(13,340,993)	1,844,964	80,694,307
Total Net Increase (Decrease)	(3,075,757)	$ (108,705,819)	7,395,921	$ 385,816,194
Core Equity Fund
Class A
Shares Sold	2,316,025	$ 92,817,350	6,383,267	$ 283,671,328
Shares Issued for Reinvested Dividends	1,290,079	51,353,487	1,003,255	49,317,221
Shares Redeemed	(3,652,155)	(146,856,556)	(5,353,972)	(234,304,903)
Net Increase (Decrease)	(46,051)	(2,685,719)	2,032,550	98,683,646
Class C
Shares Sold	365,559	$ 13,142,344	1,253,604	$ 50,867,962
Shares Issued for Reinvested Dividends	363,772	13,111,704	349,431	15,420,372
Shares Redeemed	(1,486,325)	(53,565,051)	(2,781,070)	(109,599,804)
Net Increase (Decrease)	(756,994)	(27,311,003)	(1,178,035)	(43,311,470)
Class I
Shares Sold	8,618,429	$ 346,060,564	25,138,210	$ 1,118,094,707
Shares Issued for Reinvested Dividends	3,143,233	125,251,199	2,850,367	140,716,905
Shares Redeemed	(19,337,301)	(778,414,868)	(35,726,873)	(1,550,849,816)
Net Increase (Decrease)	(7,575,639)	(307,103,105)	(7,738,296)	(292,038,204)
Class R3
Shares Sold	89,151	$ 3,635,554	298,269	$ 13,926,237
Shares Issued for Reinvested Dividends	42,353	1,719,412	37,639	1,871,542
Shares Redeemed	(149,700)	(6,106,791)	(436,719)	(19,025,180)
Net Increase (Decrease)	(18,196)	(751,825)	(100,811)	(3,227,401)
Class R4
Shares Sold	170,346	$ 7,093,177	463,087	$ 21,372,285
Shares Issued for Reinvested Dividends	125,891	5,191,062	132,063	6,705,623
Shares Redeemed	(657,994)	(27,263,212)	(1,508,324)	(69,293,943)
Net Increase (Decrease)	(361,757)	(14,978,973)	(913,174)	(41,216,035)
93

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	172,828	$ 7,019,499	523,441	$ 23,343,337
Shares Issued for Reinvested Dividends	130,348	5,239,611	118,899	5,918,731
Shares Redeemed	(426,063)	(17,552,219)	(1,556,355)	(67,139,669)
Net Increase (Decrease)	(122,887)	(5,293,109)	(914,015)	(37,877,601)
Class R6
Shares Sold	3,000,951	$ 122,682,599	8,959,950	$ 396,301,671
Shares Issued for Reinvested Dividends	957,461	38,632,638	647,642	32,411,972
Shares Redeemed	(2,637,885)	(107,850,592)	(4,637,927)	(204,136,867)
Net Increase (Decrease)	1,320,527	53,464,645	4,969,665	224,576,776
Class Y
Shares Sold	857,402	$ 35,327,986	2,164,398	$ 98,845,545
Shares Issued for Reinvested Dividends	483,390	19,520,858	561,625	28,081,046
Shares Redeemed	(2,400,669)	(97,635,072)	(7,849,800)	(348,528,440)
Net Increase (Decrease)	(1,059,877)	(42,786,228)	(5,123,777)	(221,601,849)
Class F
Shares Sold	5,399,032	$ 217,599,218	13,239,963	$ 592,067,299
Shares Issued for Reinvested Dividends	2,348,768	93,574,797	2,148,216	106,209,029
Shares Redeemed	(6,788,463)	(273,920,569)	(23,465,248)	(1,021,206,791)
Net Increase (Decrease)	959,337	37,253,446	(8,077,069)	(322,930,463)
Total Net Increase (Decrease)	(7,661,537)	$ (310,191,871)	(17,042,962)	$ (638,942,601)
Dividend and Growth Fund*
Class A
Shares Sold	5,640,316	$ 168,930,390	14,259,336	$ 456,511,173
Shares Issued for Reinvested Dividends	7,716,077	231,602,505	8,032,629	265,324,992
Shares Redeemed	(9,129,905)	(273,067,343)	(15,308,574)	(488,931,973)
Net Increase (Decrease)	4,226,488	127,465,552	6,983,391	232,904,192
Class C
Shares Sold	729,760	$ 20,831,371	2,645,502	$ 81,671,576
Shares Issued for Reinvested Dividends	322,566	9,264,704	274,652	8,737,329
Shares Redeemed	(1,059,493)	(30,224,912)	(1,631,982)	(49,532,829)
Net Increase (Decrease)	(7,167)	(128,837)	1,288,172	40,876,076
Class I
Shares Sold	22,091,313	$ 656,969,065	64,363,688	$ 2,058,872,583
Shares Issued for Reinvested Dividends	6,649,441	198,164,540	5,907,158	193,113,163
Shares Redeemed	(28,089,738)	(840,220,163)	(34,946,220)	(1,107,019,682)
Net Increase (Decrease)	651,016	14,913,442	35,324,626	1,144,966,064
Class R3
Shares Sold	137,963	$ 4,200,236	348,672	$ 11,370,145
Shares Issued for Reinvested Dividends	89,221	2,730,237	100,882	3,401,827
Shares Redeemed	(227,212)	(6,943,037)	(600,236)	(19,626,369)
Net Increase (Decrease)	(28)	(12,564)	(150,682)	(4,854,397)
Class R4
Shares Sold	242,377	$ 7,450,319	796,252	$ 26,395,247
Shares Issued for Reinvested Dividends	133,053	4,105,326	138,647	4,701,649
Shares Redeemed	(450,950)	(13,822,944)	(957,878)	(31,739,116)
Net Increase (Decrease)	(75,520)	(2,267,299)	(22,979)	(642,220)
Class R5
Shares Sold	1,233,030	$ 38,748,808	2,795,712	$ 92,959,983
Shares Issued for Reinvested Dividends	165,150	5,117,239	205,078	6,984,131
Shares Redeemed	(3,257,718)	(101,340,237)	(3,084,827)	(100,834,486)
Net Increase (Decrease)	(1,859,538)	(57,474,190)	(84,037)	(890,372)
Class R6
Shares Sold	6,701,384	$ 207,624,507	9,755,875	$ 319,701,277
Shares Issued for Reinvested Dividends	1,104,613	34,204,356	842,357	28,512,706
Shares Redeemed	(3,017,644)	(92,922,128)	(3,734,079)	(121,605,554)
Net Increase (Decrease)	4,788,353	148,906,735	6,864,153	226,608,429
94

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	4,755,697	$ 145,944,263	7,239,847	$ 242,709,191
Shares Issued for Reinvested Dividends	1,219,545	37,812,702	1,560,840	53,170,181
Shares Redeemed	(12,151,897)	(381,421,919)	(12,313,080)	(406,017,012)
Net Increase (Decrease)	(6,176,655)	(197,664,954)	(3,512,393)	(110,137,640)
Class F
Shares Sold	21,083,991	$ 626,299,085	67,501,996	$ 2,121,346,990
Shares Issued for Reinvested Dividends	9,264,729	275,814,585	8,634,393	282,063,480
Shares Redeemed	(26,625,337)	(800,884,581)	(35,875,105)	(1,115,006,438)
Net Increase (Decrease)	3,723,383	101,229,089	40,261,284	1,288,404,032
Total Net Increase (Decrease)	5,270,332	$ 134,966,974	86,951,535	$ 2,817,234,164
Equity Income Fund
Class A
Shares Sold	5,179,641	$ 106,992,061	9,596,803	$ 211,409,984
Shares Issued for Reinvested Dividends	9,833,707	202,313,754	7,158,278	159,263,758
Shares Redeemed	(7,414,110)	(153,810,712)	(8,968,077)	(198,976,567)
Net Increase (Decrease)	7,599,238	155,495,103	7,787,004	171,697,175
Class C
Shares Sold	962,565	$ 19,925,043	1,379,177	$ 30,309,524
Shares Issued for Reinvested Dividends	673,069	13,778,471	549,220	12,167,905
Shares Redeemed	(1,279,482)	(26,215,482)	(2,613,220)	(57,727,994)
Net Increase (Decrease)	356,152	7,488,032	(684,823)	(15,250,565)
Class I
Shares Sold	19,496,397	$ 397,566,678	23,824,979	$ 520,404,729
Shares Issued for Reinvested Dividends	8,144,944	166,122,961	5,346,702	117,953,687
Shares Redeemed	(13,799,595)	(284,004,421)	(15,236,956)	(332,668,191)
Net Increase (Decrease)	13,841,746	279,685,218	13,934,725	305,690,225
Class R3
Shares Sold	94,228	$ 1,916,255	241,885	$ 5,341,375
Shares Issued for Reinvested Dividends	148,346	3,061,775	122,508	2,733,840
Shares Redeemed	(124,145)	(2,573,671)	(471,052)	(10,531,386)
Net Increase (Decrease)	118,429	2,404,359	(106,659)	(2,456,171)
Class R4
Shares Sold	479,171	$ 9,828,583	320,134	$ 7,147,306
Shares Issued for Reinvested Dividends	159,899	3,303,619	134,864	3,014,807
Shares Redeemed	(334,650)	(6,939,649)	(752,816)	(17,082,777)
Net Increase (Decrease)	304,420	6,192,553	(297,818)	(6,920,664)
Class R5
Shares Sold	623,728	$ 13,057,413	713,292	$ 16,015,545
Shares Issued for Reinvested Dividends	371,269	7,723,711	284,360	6,388,940
Shares Redeemed	(634,767)	(13,112,582)	(1,012,405)	(22,891,236)
Net Increase (Decrease)	360,230	7,668,542	(14,753)	(486,751)
Class R6
Shares Sold	2,525,072	$ 52,895,647	1,794,564	$ 40,124,508
Shares Issued for Reinvested Dividends	532,930	11,108,430	298,677	6,718,898
Shares Redeemed	(614,660)	(12,632,102)	(1,015,542)	(22,792,072)
Net Increase (Decrease)	2,443,342	51,371,975	1,077,699	24,051,334
Class Y
Shares Sold	1,438,752	$ 30,161,198	1,581,933	$ 35,422,065
Shares Issued for Reinvested Dividends	532,571	11,119,481	391,565	8,820,735
Shares Redeemed	(1,683,826)	(35,978,043)	(1,376,119)	(31,089,555)
Net Increase (Decrease)	287,497	5,302,636	597,379	13,153,245
Class F
Shares Sold	9,922,463	$ 203,286,644	12,117,460	$ 264,063,832
Shares Issued for Reinvested Dividends	6,298,833	128,451,419	4,681,705	103,344,207
Shares Redeemed	(6,200,481)	(126,960,057)	(13,925,425)	(305,390,990)
Net Increase (Decrease)	10,020,815	204,778,006	2,873,740	62,017,049
Total Net Increase (Decrease)	35,331,869	$ 720,386,424	25,166,494	$ 551,494,877
95

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Growth Opportunities Fund*
Class A
Shares Sold	2,474,377	$ 78,837,059	4,840,696	$ 186,204,105
Shares Issued for Reinvested Dividends	—	—	14,227,245	671,810,525
Shares Redeemed	(6,508,893)	(205,442,669)	(12,854,467)	(482,132,807)
Net Increase (Decrease)	(4,034,516)	(126,605,610)	6,213,474	375,881,823
Class C
Shares Sold	490,425	$ 3,881,460	2,069,076	$ 22,831,433
Shares Issued for Reinvested Dividends	—	—	11,422,799	136,730,901
Shares Redeemed	(3,699,242)	(29,529,354)	(9,258,825)	(97,832,574)
Net Increase (Decrease)	(3,208,817)	(25,647,894)	4,233,050	61,729,760
Class I
Shares Sold	2,245,419	$ 79,294,017	7,238,788	$ 309,883,151
Shares Issued for Reinvested Dividends	—	—	5,786,925	301,903,898
Shares Redeemed	(6,687,830)	(233,050,824)	(16,722,255)	(693,094,286)
Net Increase (Decrease)	(4,442,411)	(153,756,807)	(3,696,542)	(81,307,237)
Class R3
Shares Sold	57,677	$ 1,821,955	203,038	$ 7,785,778
Shares Issued for Reinvested Dividends	—	—	215,984	10,077,826
Shares Redeemed	(152,173)	(4,830,694)	(278,253)	(10,396,015)
Net Increase (Decrease)	(94,496)	(3,008,739)	140,769	7,467,589
Class R4
Shares Sold	72,316	$ 2,563,199	193,265	$ 7,876,745
Shares Issued for Reinvested Dividends	—	—	236,765	12,382,831
Shares Redeemed	(198,771)	(7,146,318)	(307,229)	(13,066,648)
Net Increase (Decrease)	(126,455)	(4,583,119)	122,801	7,192,928
Class R5
Shares Sold	22,725	$ 881,854	58,395	$ 2,652,895
Shares Issued for Reinvested Dividends	—	—	68,446	3,927,412
Shares Redeemed	(85,279)	(3,263,178)	(99,282)	(4,569,412)
Net Increase (Decrease)	(62,554)	(2,381,324)	27,559	2,010,895
Class R6
Shares Sold	127,805	$ 5,244,902	229,289	$ 11,255,684
Shares Issued for Reinvested Dividends	—	—	182,245	10,770,646
Shares Redeemed	(281,665)	(11,506,999)	(351,044)	(16,361,897)
Net Increase (Decrease)	(153,860)	(6,262,097)	60,490	5,664,433
Class Y
Shares Sold	383,609	$ 14,970,564	2,049,547	$ 93,311,976
Shares Issued for Reinvested Dividends	—	—	1,525,929	89,968,761
Shares Redeemed	(7,115,048)	(294,457,509)	(2,437,524)	(111,382,745)
Net Increase (Decrease)	(6,731,439)	(279,486,945)	1,137,952	71,897,992
Class F
Shares Sold	2,200,662	$ 78,886,390	5,268,021	$ 216,622,722
Shares Issued for Reinvested Dividends	—	—	4,010,962	210,816,144
Shares Redeemed	(3,047,801)	(108,602,094)	(6,505,529)	(273,177,311)
Net Increase (Decrease)	(847,139)	(29,715,704)	2,773,454	154,261,555
Total Net Increase (Decrease)	(19,701,687)	$ (631,448,239)	11,013,007	$ 604,799,738
Healthcare Fund
Class A
Shares Sold	774,457	$ 26,949,171	1,284,953	$ 46,400,237
Shares Issued for Reinvested Dividends	196,123	7,042,794	2,140,949	82,554,992
Shares Redeemed	(1,531,456)	(53,261,155)	(2,767,818)	(99,977,711)
Net Increase (Decrease)	(560,876)	(19,269,190)	658,084	28,977,518
Class C
Shares Sold	102,460	$ 2,509,040	198,228	$ 5,299,174
Shares Issued for Reinvested Dividends	47,740	1,199,709	637,952	17,422,458
Shares Redeemed	(840,213)	(20,427,649)	(1,454,981)	(36,873,194)
Net Increase (Decrease)	(690,013)	(16,718,900)	(618,801)	(14,151,562)
96

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares Sold	677,953	$ 25,714,935	1,431,084	$ 56,509,411
Shares Issued for Reinvested Dividends	71,577	2,796,522	894,258	37,379,994
Shares Redeemed	(1,839,316)	(69,617,163)	(3,243,038)	(128,586,178)
Net Increase (Decrease)	(1,089,786)	(41,105,706)	(917,696)	(34,696,773)
Class R3
Shares Sold	42,806	$ 1,522,976	117,578	$ 4,352,251
Shares Issued for Reinvested Dividends	6,877	252,596	76,658	3,032,585
Shares Redeemed	(78,209)	(2,789,072)	(206,799)	(7,790,606)
Net Increase (Decrease)	(28,526)	(1,013,500)	(12,563)	(405,770)
Class R4
Shares Sold	45,035	$ 1,751,840	85,195	$ 3,489,886
Shares Issued for Reinvested Dividends	3,129	125,231	45,986	1,974,634
Shares Redeemed	(83,759)	(3,257,831)	(242,024)	(9,583,409)
Net Increase (Decrease)	(35,595)	(1,380,760)	(110,843)	(4,118,889)
Class R5
Shares Sold	29,488	$ 1,242,097	57,546	$ 2,435,652
Shares Issued for Reinvested Dividends	2,019	87,211	22,562	1,042,154
Shares Redeemed	(55,226)	(2,310,471)	(83,838)	(3,601,385)
Net Increase (Decrease)	(23,719)	(981,163)	(3,730)	(123,579)
Class R6
Shares Sold	67,984	$ 2,912,114	1,224,226	$ 53,330,855
Shares Issued for Reinvested Dividends	10,675	471,423	10,556	497,706
Shares Redeemed	(79,488)	(3,432,025)	(46,267)	(2,004,674)
Net Increase (Decrease)	(829)	(48,488)	1,188,515	51,823,887
Class Y
Shares Sold	71,879	$ 3,068,946	206,056	$ 9,241,977
Shares Issued for Reinvested Dividends	10,049	442,364	211,002	9,927,628
Shares Redeemed	(179,101)	(7,594,148)	(1,487,131)	(65,145,430)
Net Increase (Decrease)	(97,173)	(4,082,838)	(1,070,073)	(45,975,825)
Class F
Shares Sold	109,352	$ 4,156,293	134,871	$ 5,389,637
Shares Issued for Reinvested Dividends	7,839	308,479	99,102	4,167,247
Shares Redeemed	(220,894)	(8,483,949)	(278,324)	(10,879,334)
Net Increase (Decrease)	(103,703)	(4,019,177)	(44,351)	(1,322,450)
Total Net Increase (Decrease)	(2,630,220)	$ (88,619,722)	(931,458)	$ (19,993,443)
MidCap Fund
Class A
Shares Sold	2,642,614	$ 62,975,451	4,396,156	$ 124,424,494
Shares Issued for Reinvested Dividends	8,756,422	203,761,943	12,324,154	396,196,632
Shares Redeemed	(10,813,710)	(257,440,792)	(15,878,115)	(445,237,437)
Net Increase (Decrease)	585,326	9,296,602	842,195	75,383,689
Class C
Shares Sold	359,938	$ 4,581,159	723,474	$ 11,923,400
Shares Issued for Reinvested Dividends	2,612,337	31,844,391	3,704,020	67,653,820
Shares Redeemed	(3,555,255)	(45,180,915)	(6,042,234)	(98,035,963)
Net Increase (Decrease)	(582,980)	(8,755,365)	(1,614,740)	(18,458,743)
Class I
Shares Sold	4,628,853	$ 116,850,492	14,515,466	$ 444,089,079
Shares Issued for Reinvested Dividends	5,489,567	135,482,515	13,008,563	440,965,066
Shares Redeemed	(22,233,839)	(570,899,848)	(63,448,845)	(1,907,224,197)
Net Increase (Decrease)	(12,115,419)	(318,566,841)	(35,924,816)	(1,022,170,052)
Class R3
Shares Sold	156,419	$ 4,398,923	268,544	$ 8,594,453
Shares Issued for Reinvested Dividends	178,795	4,852,488	262,492	9,696,451
Shares Redeemed	(285,154)	(7,865,024)	(755,575)	(24,883,540)
Net Increase (Decrease)	50,060	1,386,387	(224,539)	(6,592,636)
97

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	149,247	$ 4,455,625	369,134	$ 12,932,115
Shares Issued for Reinvested Dividends	181,833	5,307,702	422,793	16,696,845
Shares Redeemed	(831,989)	(25,205,593)	(2,195,136)	(76,584,250)
Net Increase (Decrease)	(500,909)	(15,442,266)	(1,403,209)	(46,955,290)
Class R5
Shares Sold	200,286	$ 6,282,207	684,393	$ 25,511,679
Shares Issued for Reinvested Dividends	164,130	5,051,920	578,517	24,023,911
Shares Redeemed	(1,128,842)	(35,663,587)	(5,194,820)	(197,426,765)
Net Increase (Decrease)	(764,426)	(24,329,460)	(3,931,910)	(147,891,175)
Class R6
Shares Sold	1,737,497	$ 55,796,184	3,747,078	$ 138,619,353
Shares Issued for Reinvested Dividends	1,541,892	48,369,139	3,286,733	138,940,388
Shares Redeemed	(8,249,039)	(260,812,676)	(18,624,424)	(721,527,773)
Net Increase (Decrease)	(4,969,650)	(156,647,353)	(11,590,613)	(443,968,032)
Class Y
Shares Sold	747,980	$ 23,861,943	3,185,757	$ 122,180,289
Shares Issued for Reinvested Dividends	852,549	26,659,212	1,893,699	79,823,910
Shares Redeemed	(3,030,503)	(97,153,057)	(12,021,019)	(441,584,956)
Net Increase (Decrease)	(1,429,974)	(46,631,902)	(6,941,563)	(239,580,757)
Class F
Shares Sold	4,531,534	$ 115,738,022	11,256,515	$ 336,568,335
Shares Issued for Reinvested Dividends	6,352,934	157,933,948	8,831,655	301,449,778
Shares Redeemed	(9,864,986)	(252,537,757)	(19,967,918)	(595,418,038)
Net Increase (Decrease)	1,019,482	21,134,213	120,252	42,600,075
Total Net Increase (Decrease)	(18,708,490)	$ (538,555,985)	(60,668,943)	$ (1,807,632,921)
MidCap Value Fund
Class A
Shares Sold	2,178,892	$ 33,640,687	3,626,881	$ 60,577,133
Shares Issued for Reinvested Dividends	2,463,226	37,164,191	1,489,007	25,794,038
Shares Redeemed	(1,692,970)	(26,275,723)	(2,384,882)	(40,360,058)
Net Increase (Decrease)	2,949,148	44,529,155	2,731,006	46,011,113
Class C
Shares Sold	81,581	$ 966,940	100,059	$ 1,304,175
Shares Issued for Reinvested Dividends	81,396	910,823	59,365	792,527
Shares Redeemed	(151,233)	(1,733,571)	(215,239)	(2,791,559)
Net Increase (Decrease)	11,744	144,192	(55,815)	(694,857)
Class I
Shares Sold	343,921	$ 5,455,032	1,124,320	$ 19,053,064
Shares Issued for Reinvested Dividends	258,112	3,950,273	107,582	1,891,181
Shares Redeemed	(268,451)	(4,222,346)	(313,265)	(5,196,398)
Net Increase (Decrease)	333,582	5,182,959	918,637	15,747,847
Class R3
Shares Sold	33,549	$ 555,852	54,448	$ 966,052
Shares Issued for Reinvested Dividends	35,095	564,683	25,748	473,508
Shares Redeemed	(53,763)	(877,037)	(86,445)	(1,584,367)
Net Increase (Decrease)	14,881	243,498	(6,249)	(144,807)
Class R4
Shares Sold	48,826	$ 826,243	61,011	$ 1,132,238
Shares Issued for Reinvested Dividends	46,207	766,653	32,127	606,242
Shares Redeemed	(320,729)	(5,386,007)	(109,207)	(2,061,824)
Net Increase (Decrease)	(225,696)	(3,793,111)	(16,069)	(323,344)
Class R5
Shares Sold	2,024	$ 34,929	16,192	$ 287,737
Shares Issued for Reinvested Dividends	11,169	188,828	7,461	143,466
Shares Redeemed	(5,808)	(100,180)	(18,161)	(342,378)
Net Increase (Decrease)	7,385	123,577	5,492	88,825
98

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R6(1)
Shares Sold	1	$ 17	650	$ 10,000
Shares Issued for Reinvested Dividends	73	1,104	—	—
Net Increase (Decrease)	74	1,121	650	10,000
Class Y
Shares Sold	50,739	$ 886,425	211,905	$ 4,000,083
Shares Issued for Reinvested Dividends	41,842	709,229	52,960	1,020,918
Shares Redeemed	(118,207)	(2,035,784)	(594,422)	(11,262,742)
Net Increase (Decrease)	(25,626)	(440,130)	(329,557)	(6,241,741)
Class F
Shares Sold	3,538,929	$ 55,714,588	6,704,088	$ 113,928,434
Shares Issued for Reinvested Dividends	3,043,527	46,563,377	1,871,906	32,929,211
Shares Redeemed	(3,014,956)	(47,861,690)	(5,201,908)	(88,986,471)
Net Increase (Decrease)	3,567,500	54,416,275	3,374,086	57,871,174
Total Net Increase (Decrease)	6,632,992	$ 100,407,536	6,622,181	$ 112,324,210
Quality Value Fund
Class A
Shares Sold	286,038	$ 6,639,205	653,948	$ 15,932,127
Shares Issued for Reinvested Dividends	443,283	10,320,229	446,698	11,224,276
Shares Redeemed	(626,219)	(14,445,850)	(938,757)	(22,808,241)
Net Increase (Decrease)	103,102	2,513,584	161,889	4,348,162
Class C
Shares Sold	96,355	$ 1,852,240	76,667	$ 1,602,569
Shares Issued for Reinvested Dividends	15,115	293,118	10,099	212,267
Shares Redeemed	(83,385)	(1,611,454)	(65,853)	(1,348,407)
Net Increase (Decrease)	28,085	533,904	20,913	466,429
Class I
Shares Sold	346,074	$ 7,789,671	710,040	$ 16,923,232
Shares Issued for Reinvested Dividends	84,674	1,939,062	55,812	1,383,295
Shares Redeemed	(319,143)	(7,243,901)	(230,905)	(5,313,610)
Net Increase (Decrease)	111,605	2,484,832	534,947	12,992,917
Class R3
Shares Sold	1,816	$ 42,040	3,836	$ 94,890
Shares Issued for Reinvested Dividends	2,228	52,932	2,505	64,011
Shares Redeemed	(4,096)	(96,135)	(8,433)	(208,983)
Net Increase (Decrease)	(52)	(1,163)	(2,092)	(50,082)
Class R4
Shares Sold	15,177	$ 361,929	46,621	$ 1,142,022
Shares Issued for Reinvested Dividends	12,786	307,026	10,678	276,389
Shares Redeemed	(45,432)	(1,057,205)	(24,211)	(629,358)
Net Increase (Decrease)	(17,469)	(388,250)	33,088	789,053
Class R5
Shares Sold	539	$ 13,765	15,997	$ 412,528
Shares Issued for Reinvested Dividends	882	21,401	763	19,958
Shares Redeemed	(500)	(11,891)	(14,814)	(364,859)
Net Increase (Decrease)	921	23,275	1,946	67,627
Class R6
Shares Sold	72,359	$ 1,722,655	512,657	$ 13,564,294
Shares Issued for Reinvested Dividends	30,999	753,437	627	16,459
Shares Redeemed	(44,528)	(1,061,276)	(43,904)	(1,076,263)
Net Increase (Decrease)	58,830	1,414,816	469,380	12,504,490
Class Y
Shares Sold	24,050	$ 584,186	210,023	$ 5,213,675
Shares Issued for Reinvested Dividends	16,235	395,198	3,465	90,617
Shares Redeemed	(10,933)	(270,507)	(3,483)	(89,985)
Net Increase (Decrease)	29,352	708,877	210,005	5,214,307
99

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class F
Shares Sold	28,927	$ 652,745	114,445	$ 2,665,943
Shares Issued for Reinvested Dividends	36,609	833,308	32,704	807,378
Shares Redeemed	(71,483)	(1,601,653)	(80,617)	(1,931,633)
Net Increase (Decrease)	(5,947)	(115,600)	66,532	1,541,688
Total Net Increase (Decrease)	308,427	$ 7,174,275	1,496,608	$ 37,874,591
Small Cap Growth Fund
Class A
Shares Sold	101,664	$ 3,767,830	221,362	$ 9,569,965
Shares Issued for Reinvested Dividends	—	—	954,163	46,858,948
Shares Redeemed	(294,983)	(10,904,915)	(717,182)	(29,726,296)
Net Increase (Decrease)	(193,319)	(7,137,085)	458,343	26,702,617
Class C
Shares Sold	11,530	$ 241,178	15,487	$ 359,111
Shares Issued for Reinvested Dividends	—	—	82,922	2,226,460
Shares Redeemed	(48,791)	(975,217)	(185,294)	(4,427,327)
Net Increase (Decrease)	(37,261)	(734,039)	(86,885)	(1,841,756)
Class I
Shares Sold	105,172	$ 4,232,643	418,467	$ 21,023,675
Shares Issued for Reinvested Dividends	—	—	399,352	21,181,650
Shares Redeemed	(340,561)	(13,693,360)	(911,520)	(42,625,231)
Net Increase (Decrease)	(235,389)	(9,460,717)	(93,701)	(419,906)
Class R3
Shares Sold	10,256	$ 369,400	37,435	$ 1,519,137
Shares Issued for Reinvested Dividends	—	—	33,647	1,607,651
Shares Redeemed	(17,882)	(646,852)	(37,384)	(1,539,821)
Net Increase (Decrease)	(7,626)	(277,452)	33,698	1,586,967
Class R4
Shares Sold	23,591	$ 932,086	57,592	$ 2,499,410
Shares Issued for Reinvested Dividends	—	—	66,764	3,474,411
Shares Redeemed	(36,459)	(1,426,337)	(137,344)	(6,212,553)
Net Increase (Decrease)	(12,868)	(494,251)	(12,988)	(238,732)
Class R5
Shares Sold	10,621	$ 452,322	94,689	$ 4,878,355
Shares Issued for Reinvested Dividends	—	—	209,364	11,873,046
Shares Redeemed	(94,923)	(4,097,370)	(1,014,799)	(52,060,732)
Net Increase (Decrease)	(84,302)	(3,645,048)	(710,746)	(35,309,331)
Class R6
Shares Sold	116,884	$ 5,127,483	632,270	$ 31,604,252
Shares Issued for Reinvested Dividends	—	—	231,729	13,451,895
Shares Redeemed	(467,094)	(20,473,097)	(692,483)	(34,088,678)
Net Increase (Decrease)	(350,210)	(15,345,614)	171,516	10,967,469
Class Y
Shares Sold	348,413	$ 15,298,555	839,505	$ 41,660,987
Shares Issued for Reinvested Dividends	—	—	629,402	36,511,588
Shares Redeemed	(1,099,836)	(48,908,613)	(1,781,643)	(93,919,879)
Net Increase (Decrease)	(751,423)	(33,610,058)	(312,736)	(15,747,304)
Class F
Shares Sold	52,880	$ 2,116,858	184,432	$ 8,373,822
Shares Issued for Reinvested Dividends	—	—	111,234	5,943,226
Shares Redeemed	(64,248)	(2,675,030)	(139,380)	(6,409,494)
Net Increase (Decrease)	(11,368)	(558,172)	156,286	7,907,554
Total Net Increase (Decrease)	(1,683,766)	$ (71,262,436)	(397,213)	$ (6,392,422)
100

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Small Cap Value Fund
Class A
Shares Sold	240,116	$ 2,625,311	561,031	$ 6,997,260
Shares Issued for Reinvested Dividends	416,107	4,415,619	301,029	3,859,001
Shares Redeemed	(388,558)	(4,299,868)	(803,656)	(9,550,137)
Net Increase (Decrease)	267,665	2,741,062	58,404	1,306,124
Class C
Shares Sold	34,809	$ 310,821	37,481	$ 394,693
Shares Issued for Reinvested Dividends	19,088	170,434	18,966	206,536
Shares Redeemed	(62,723)	(577,715)	(127,904)	(1,292,884)
Net Increase (Decrease)	(8,826)	(96,460)	(71,457)	(691,655)
Class I
Shares Sold	223,762	$ 2,481,899	734,453	$ 9,050,605
Shares Issued for Reinvested Dividends	181,595	1,930,669	175,561	2,258,975
Shares Redeemed	(302,194)	(3,412,540)	(1,494,012)	(17,432,510)
Net Increase (Decrease)	103,163	1,000,028	(583,998)	(6,122,930)
Class R3
Shares Sold	3,495	$ 40,017	16,293	$ 204,509
Shares Issued for Reinvested Dividends	5,673	63,190	4,272	57,161
Shares Redeemed	(8,769)	(95,342)	(23,679)	(272,346)
Net Increase (Decrease)	399	7,865	(3,114)	(10,676)
Class R4
Shares Sold	7,643	$ 84,939	14,894	$ 195,383
Shares Issued for Reinvested Dividends	426	4,769	250	3,408
Shares Redeemed	(104)	(1,258)	(15,447)	(172,601)
Net Increase (Decrease)	7,965	88,450	(303)	26,190
Class R5
Shares Sold	9,185	$ 107,950	153,133	$ 2,056,317
Shares Issued for Reinvested Dividends	13,843	155,982	118	1,609
Shares Redeemed	(1,635)	(20,324)	(9,522)	(114,642)
Net Increase (Decrease)	21,393	243,608	143,729	1,943,284
Class R6
Shares Sold	73,224	$ 858,030	623,330	$ 8,296,495
Shares Issued for Reinvested Dividends	60,343	679,555	15,967	216,927
Shares Redeemed	(72,320)	(836,157)	(98,409)	(1,262,128)
Net Increase (Decrease)	61,247	701,428	540,888	7,251,294
Class Y
Shares Sold	32,273	$ 382,211	150,796	$ 1,967,915
Shares Issued for Reinvested Dividends	22,709	255,371	9,047	122,651
Shares Redeemed	(28,382)	(334,402)	(58,546)	(746,528)
Net Increase (Decrease)	26,600	303,180	101,297	1,344,038
Class F
Shares Sold	114,939	$ 1,257,519	960,813	$ 11,661,567
Shares Issued for Reinvested Dividends	325,456	3,455,462	397,291	5,111,134
Shares Redeemed	(808,268)	(8,813,066)	(3,749,272)	(47,895,143)
Net Increase (Decrease)	(367,873)	(4,100,085)	(2,391,168)	(31,122,442)
Total Net Increase (Decrease)	111,733	$ 889,076	(2,205,722)	$ (26,076,773)
Small Company Fund
Class A
Shares Sold	881,686	$ 14,140,089	1,738,532	$ 32,905,503
Shares Issued for Reinvested Dividends	—	—	4,820,379	106,674,987
Shares Redeemed	(1,820,282)	(29,159,068)	(3,557,006)	(67,298,839)
Net Increase (Decrease)	(938,596)	(15,018,979)	3,001,905	72,281,651
Class C
Shares Sold	25,216	$ 186,018	56,836	$ 481,078
Shares Issued for Reinvested Dividends	—	—	334,733	3,410,930
Shares Redeemed	(173,001)	(1,248,544)	(291,607)	(2,531,382)
Net Increase (Decrease)	(147,785)	(1,062,526)	99,962	1,360,626
101

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares Sold	244,292	$ 4,361,598	660,951	$ 14,455,416
Shares Issued for Reinvested Dividends	—	—	469,224	11,477,212
Shares Redeemed	(327,540)	(5,744,167)	(1,186,111)	(23,974,621)
Net Increase (Decrease)	(83,248)	(1,382,569)	(55,936)	1,958,007
Class R3
Shares Sold	77,883	$ 1,399,543	111,679	$ 2,322,102
Shares Issued for Reinvested Dividends	—	—	119,201	2,994,327
Shares Redeemed	(55,603)	(1,011,698)	(140,062)	(3,015,748)
Net Increase (Decrease)	22,280	387,845	90,818	2,300,681
Class R4
Shares Sold	38,298	$ 762,062	85,121	$ 1,932,961
Shares Issued for Reinvested Dividends	—	—	93,263	2,607,622
Shares Redeemed	(50,330)	(1,028,103)	(160,300)	(4,013,745)
Net Increase (Decrease)	(12,032)	(266,041)	18,084	526,838
Class R5
Shares Sold	16,449	$ 369,970	78,431	$ 2,092,719
Shares Issued for Reinvested Dividends	—	—	34,948	1,072,566
Shares Redeemed	(32,687)	(729,167)	(82,975)	(2,199,696)
Net Increase (Decrease)	(16,238)	(359,197)	30,404	965,589
Class R6
Shares Sold	102,031	$ 2,347,439	161,484	$ 4,074,702
Shares Issued for Reinvested Dividends	—	—	29,818	945,536
Shares Redeemed	(69,069)	(1,617,020)	(58,154)	(1,496,909)
Net Increase (Decrease)	32,962	730,419	133,148	3,523,329
Class Y
Shares Sold	50,160	$ 1,164,543	1,528,862	$ 39,347,667
Shares Issued for Reinvested Dividends	—	—	235,140	7,437,476
Shares Redeemed	(1,365,023)	(30,905,530)	(1,220,313)	(31,378,682)
Net Increase (Decrease)	(1,314,863)	(29,740,987)	543,689	15,406,461
Class F
Shares Sold	1,467,550	$ 26,296,529	3,642,764	$ 76,566,463
Shares Issued for Reinvested Dividends	—	—	2,680,211	66,254,813
Shares Redeemed	(1,393,904)	(24,987,357)	(3,315,131)	(72,876,191)
Net Increase (Decrease)	73,646	1,309,172	3,007,844	69,945,085
Total Net Increase (Decrease)	(2,383,874)	$ (45,402,863)	6,869,918	$ 168,268,267

*	Includes In-Kind Redemptions (see Note 13)
(1)	Class R6 of the MidCap Value Fund commenced operations on June 22, 2022.
13.	Redemption In-Kind:
In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.
During the six-month period ended April 30, 2023, 8,428,087 and 5,854,664 shares of the Dividend and Growth Fund and Growth Opportunities Fund, respectively, were redeemed in-kind. A net realized gain (loss) of ($7,936,735) and ($32,684,108) on investments for the Dividend and Growth Fund and Growth Opportunities Fund, respectively, delivered through the in-kind redemption is included in realized gain (loss) on the Statements of Operations.
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 2, 2023. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2022 through March 2, 2023, the
102

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2023, none of the Funds had borrowings under these facilities.
15.	Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Regulatory Update
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is evaluating the impact of these rule and form amendment changes.
17.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2023, events and transactions subsequent to April 30, 2023, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
On May 10, 2023, the Board of Directors of The Hartford Mutual Funds II, Inc. approved the Quality Value Fund converting to an actively-managed exchange-traded fund (ETF). The conversion is expected to occur on or about October 13, 2023. For more information, please see the supplement dated May 15, 2023 to the prospectus.
103

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
104

Hartford Domestic Equity Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Mutual Funds II, Inc.
The Hartford Capital Appreciation Fund
Hartford Core Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Growth Opportunities Fund
The Hartford Healthcare Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
Hartford Quality Value Fund
The Hartford Small Cap Growth Fund
Hartford Small Cap Value Fund
The Hartford Small Company Fund
(each a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. In connection with planned changes to the meeting calendar of the Boards of Directors (collectively, the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”) and The Hartford Mutual Funds II, Inc. (“HMF II”), at its meeting held on November 8-10, 2022, the Board, including each of the Independent Directors, unanimously voted to approve the continuation of the following agreements for the period from November 10, 2022 through September 30, 2023: (i) an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund and Hartford Small Cap Value Fund, and HMF II, on behalf of each of The Hartford Growth Opportunities Fund, Hartford Quality Value Fund and The Hartford Small Cap Growth Fund (the “Management Agreement”); (ii) a separate investment management agreement by and between HFMC and HMF, on behalf of each of The Hartford Healthcare Fund and The Hartford Small Company Fund (the “2013 Investment Management Agreement” and together with the Management Agreement, the “Management Agreements”); and (iii) investment sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together with the Management Agreements, the “Agreements”) between HFMC and each Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser” and together with HFMC, the “Advisers”), with respect to each Fund.
In determining whether to approve the continuation of the Agreements, the Board considered the comprehensive information and materials that were provided to the Board by the Advisers, Broadridge Financial Solutions, Inc., an independent provider of investment company data, and an independent financial services consultant engaged by the Independent Directors in connection with the Board’s annual review of the Agreements at its June 15-16, 2022 and August 9-10, 2022 meetings, as described in the “Approval of Investment Management and Investment Sub-Advisory Agreements” section included in the Funds’ annual report for the year ended October 31, 2022. In addition, in advance of the November 8-10, 2022 meeting, the Board requested, and HFMC provided, additional information and updates relating to the Funds in support of the continuation of the Agreements for the additional period.
The Board considered that the approval of the Agreements will not result in any changes in (i) the investment process or strategies employed in the management of the Funds’ assets; (ii) the fees and expenses paid by the Funds’ shareholders; (iii) the nature, extent and quality of services provided to the Funds under the Agreements; or (iv) the day-to-day management of each Fund or the persons primarily responsible for such management. The Board noted that there were no material changes in the net expense ratios of Class A shares of the Funds, except for The Hartford Growth Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Cap Growth Fund, and The Hartford Small Company Fund, between the net expense ratios presented at the Board’s meeting on June 15-16, 2022 and the net expense ratios as of September 30, 2022. With respect to The Hartford Growth Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Cap Growth Fund, and The Hartford Small Company Fund, the Board noted that although each Fund’s Class A shares had a material increase in its net expense ratios, HFMC reported that the Funds experienced a decline in asset levels over the period for which the net expense ratios were compared and further noted that HFMC believes that each Fund continues to have reasonable and competitive management fees and net expense ratios at the Fund’s current asset level.
105

Hartford Domestic Equity Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board also considered information provided by HFMC regarding its in-depth reviews of Fund performance for the third quarter of 2022. The Board reviewed each Fund’s performance relative to its benchmark and its peer group since March 31, 2022 and noted that none of the Funds, except The Hartford Growth Opportunities Fund, experienced a material adverse change in performance relative to the Funds’ respective peer groups. The Board noted that The Hartford Growth Opportunities Fund’s performance, which was in the 3rd quintile versus its peer group for the 3-year period ended March 31, 2022, fell to the 4th quintile versus its peer group for the same period ended September 30, 2022.
The Board considered that there had been no material adverse change in the financial condition of HFMC or the Sub-adviser since the August 9-10, 2022 Board meeting. The Board also noted that HFMC’s profitability with respect to each Fund, and the Funds as a whole, for the nine months ended September 30, 2022, did not reflect any material increases in profitability levels as compared to those provided in connection with the Board’s annual review of the Agreements. The Board further considered that there were no material updates to the economies of scale analysis performed by the Advisers in connection with the Board’s annual review of the Agreements and that there were no material updates for the same period to the Advisers’ analysis of the benefits to the Advisers and their affiliates from their relationships with the Funds.
* * * *
Based upon the review of the factors summarized above, among others, the Board concluded at its meeting on November 8-10, 2022 that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements through September 30, 2023. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
106

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-DE23    06/23     Printed in the U.S.A.

Hartford International/
Global Equity Funds
Semi-Annual Report
April 30, 2023 (Unaudited)

■ Hartford Climate Opportunities Fund
■ Hartford Emerging Markets Equity Fund
■ Hartford Global Impact Fund
■ Hartford International Equity Fund
■ The Hartford International Growth Fund
■ The Hartford International Opportunities Fund
■ The Hartford International Value Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2022 through April 30, 2023.
Market Review
During the six months ended April 30, 2023, U.S. stocks, as measured by the S&P 500 Index,1 gained 8.63%. The mixed results for the period seemed to reflect a deep ambivalence from equity investors over the prospect of a looming recession, a possible credit slowdown within the U.S. banking sector, and continued uncertainty over how soon the U.S. Federal Reserve (Fed) may be ready to pause or even end its year-long campaign of interest-rate increases.
At the start of the semi-annual period, most major equity indices were rising in response to a succession of Consumer Price Index (CPI)2 reports showing that inflation, after peaking in June 2022, had fallen to an annual rate of 5.6% by March 2023. However, the late-period bank-sector turmoil spawned by the collapse of Silicon Valley Bank provided a somewhat negative end to a volatile up-and-down six-month period.
The Federal Open Market Committee’s (FOMC) monthly rate-setting decisions during the period seemed to fall in line with the apparent inflation slowdown. The FOMC reduced the amount of its rate hike to a half-percent increase in December 2022, followed by two consecutive quarter-percent hikes in February 2023 and March 2023.
Nonetheless, most of Fed Chair Jerome Powell’s public statements provided a consistent theme, telling investors that interest rates would still need to stay “higher for longer” as long as economic data continued to show evidence of stubbornly persistent price inflation. Sentiment remained volatile as equities soared in January 2023 but pulled back in February 2023 and March 2023. The question of whether the Fed’s rate-hiking campaign might throw the economy into recession remained top-of-mind during the period.
The volatility in the banking sector fed a growing narrative that a possible credit crunch could help accelerate a slowdown in economic growth and force the Fed to pause interest-rate hikes sooner rather than later.  As the period came to an end, consumers seemed to be just managing to hold back a recession as U.S. inflation-adjusted gross domestic product rose 1.1% for the first quarter of 2023, down from a 2.6% rate in the last quarter of 2022, according to the U.S. Commerce Department.
As we move toward mid-year, recession and credit concerns are likely to keep surfacing as investors scrutinize corporate earnings, bank balance sheets, and employment data. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index (CPI) in the United States is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford International/Global Equity Funds

Hartford Climate Opportunities Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 02/29/2016
Sub-advised by Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (Schroder Investment Management North America Limited serves as a sub-sub-adviser)	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	11.52%	2.69%	9.49%	11.20%
Class A4	5.39%	-2.96%	8.26%	10.33%
Class C3	11.05%	1.90%	8.92%	10.70%
Class C5	10.05%	0.90%	8.92%	10.70%
Class I3	11.75%	2.98%	9.81%	11.52%
Class R3[3]	11.46%	2.43%	9.74%	11.34%
Class R4[3]	11.49%	2.75%	9.68%	11.35%
Class R5[3]	11.77%	3.09%	9.85%	11.52%
Class R6[3]	11.79%	3.23%	9.99%	11.65%
Class Y3	11.83%	3.11%	9.90%	11.59%
Class F3	11.80%	3.18%	9.94%	11.62%
MSCI ACWI Index (Net)	12.68%	2.06%	7.03%	10.25%

[1]	Not annualized.
[2]	Inception: 02/29/2016
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Prior to 11/08/2019, the Fund pursued a modified strategy and Wellington Management served as the Fund’s only sub-adviser.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.21%	1.19%
Class C	2.00%	1.94%
Class I	0.94%	0.89%
Class R3	1.53%	1.41%
Class R4	1.23%	1.11%
Class R5	0.93%	0.81%
Class R6	0.82%	0.69%
Class Y	0.92%	0.79%
Class F	0.81%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund's performance depends on the ability of the Investment Manager in selecting, overseeing, and allocating Fund assets to the sub-advisers. The sub-advisers' investment styles may not be complementary. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • The Fund’s climate focus may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. Certain climate-focused investments may be dependent on government policies and subsidies. The exclusion of certain issuers for reasons other than performance may negatively impact the Fund’s performance. • There are risks of focusing investments in securities of companies in the utilities and industrials sectors which may cause the Fund's performance to be sensitive to developments in those sectors.

2

Hartford Climate Opportunities Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	8.2
Consumer Staples	2.2
Energy	0.9
Financials	6.2
Health Care	1.0
Industrials	39.3
Information Technology	16.8
Materials	3.5
Real Estate	2.8
Utilities	13.6
Total	96.3%
Short-Term Investments	2.0
Other Assets & Liabilities	1.7
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
3

Hartford Emerging Markets Equity Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	18.01%	-5.69%	-1.56%	2.05%
Class A3	11.52%	-10.88%	-2.67%	1.47%
Class C2	17.44%	-6.41%	-2.32%	1.29%
Class C4	16.44%	-7.32%	-2.32%	1.29%
Class I2	18.04%	-5.57%	-1.27%	2.39%
Class R3[2]	17.79%	-5.95%	-1.83%	1.79%
Class R4[2]	17.95%	-5.79%	-1.56%	2.07%
Class R5[2]	17.98%	-5.56%	-1.31%	2.30%
Class R6[2]	18.31%	-5.25%	-1.11%	2.52%
Class Y2	18.22%	-5.38%	-1.21%	2.45%
Class F2	18.30%	-5.28%	-1.14%	2.49%
MSCI Emerging Markets Index (Net)	16.36%	-6.51%	-1.05%	1.80%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Performance information prior to 05/07/2015 reflects when the Fund pursued a modified investment strategy.
Operating Expenses*	Gross	Net
Class A	1.49%	1.45%
Class C	2.29%	2.20%
Class I	1.16%	1.16%
Class R3	1.76%	1.70%
Class R4	1.46%	1.45%
Class R5	1.16%	1.15%
Class R6	1.05%	0.98%
Class Y	1.15%	1.10%
Class F	1.04%	0.98%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.5%
Consumer Discretionary	13.9
Consumer Staples	7.6
Energy	3.0
Financials	23.3
Health Care	3.4
Industrials	5.0
Information Technology	20.7
Materials	7.9
Real Estate	2.9
Utilities	0.8
Total	98.0%
Short-Term Investments	0.6
Other Assets & Liabilities	1.4
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Global Impact Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 02/28/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	4.43%	-3.89%	5.79%	8.14%
Class A4	-1.31%	-9.17%	4.60%	7.15%
Class C3	3.99%	-4.63%	5.12%	7.42%
Class C5	2.99%	-5.58%	5.12%	7.42%
Class I3	4.60%	-3.61%	6.16%	8.52%
Class R3[3]	4.28%	-4.17%	5.63%	8.03%
Class R4[3]	4.44%	-3.82%	5.92%	8.27%
Class R5[3]	4.56%	-3.56%	6.17%	8.52%
Class R6[3]	4.69%	-3.44%	6.29%	8.64%
Class Y3	4.57%	-3.53%	6.26%	8.60%
Class F3	4.65%	-3.42%	6.31%	8.65%
MSCI ACWI Index (Net)	12.68%	2.06%	7.03%	8.44%

[1]	Not annualized.
[2]	Inception: 02/28/2017
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Performance information prior to 10/07/2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.26%	1.19%
Class C	2.03%	1.94%
Class I	0.89%	0.89%
Class R3	1.50%	1.41%
Class R4	1.17%	1.11%
Class R5	0.90%	0.81%
Class R6	0.78%	0.69%
Class Y	0.89%	0.79%
Class F	0.78%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • The Fund’s impact investing focus may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. The exclusion of certain issuers for reasons other than performance may negatively impact the Fund’s performance. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.0%
Consumer Discretionary	4.5
Consumer Staples	3.0
Financials	10.1
Health Care	20.0
Industrials	23.3
Information Technology	19.8
Materials	2.5
Real Estate	3.3
Utilities	2.2
Total	92.7%
Short-Term Investments	1.9
Other Assets & Liabilities	5.4
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford International Equity Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 06/30/2008 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	23.37%	6.90%	1.76%	4.21%
Class A3	16.59%	1.02%	0.62%	3.63%
Class C2	22.88%	6.06%	0.97%	3.42%
Class C4	21.88%	5.06%	0.97%	3.42%
Class I2	23.59%	7.19%	2.10%	4.57%
Class R3[2]	23.32%	6.63%	1.48%	3.93%
Class R4[2]	23.38%	6.86%	1.76%	4.22%
Class R5[2]	23.58%	7.28%	2.17%	4.54%
Class R6[2]	23.70%	7.35%	2.34%	4.72%
Class Y2	23.56%	7.18%	2.17%	4.64%
Class F2	23.58%	7.26%	2.23%	4.65%
MSCI ACWI ex USA Index (Net)	20.65%	3.05%	2.50%	3.97%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Performance information prior to 08/13/2015 reflects when the Fund pursued a modified investment strategy.
Classes A, C, and I of the Fund are closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.
Operating Expenses*	Gross	Net
Class A	0.96%	0.96%
Class C	1.76%	1.76%
Class I	0.63%	0.63%
Class R3	1.25%	1.25%
Class R4	0.95%	0.95%
Class R5	0.65%	0.65%
Class R6	0.53%	0.53%
Class Y	0.64%	0.64%
Class F	0.53%	0.53%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s strategy for allocating assets among portfolio management teams may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.2%
Consumer Discretionary	13.2
Consumer Staples	10.9
Energy	4.9
Financials	17.1
Health Care	9.3
Industrials	14.9
Information Technology	9.9
Materials	5.1
Real Estate	1.6
Utilities	1.8
Total	96.9%
Short-Term Investments	1.4
Other Assets & Liabilities	1.7
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford International Growth Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	28.41%	6.94%	2.33%	4.88%
Class A3	21.35%	1.06%	1.18%	4.28%
Class C2	27.94%	6.14%	1.57%	4.10%
Class C4	26.94%	5.14%	1.57%	4.10%
Class I2	28.61%	7.35%	2.67%	5.21%
Class R3[2]	28.17%	6.64%	2.06%	4.62%
Class R4[2]	28.42%	7.02%	2.36%	4.93%
Class R5[2]	28.65%	7.38%	2.68%	5.26%
Class R6[2]	28.65%	7.49%	2.80%	5.35%
Class Y2	28.62%	7.34%	2.71%	5.29%
Class F2	28.73%	7.48%	2.79%	5.29%
MSCI ACWI ex USA Growth Index (Net)	21.44%	2.20%	3.41%	4.87%
MSCI ACWI ex USA Index (Net)	20.65%	3.05%	2.50%	3.97%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.30%	1.30%
Class C	2.10%	2.05%
Class I	0.97%	0.97%
Class R3	1.57%	1.57%
Class R4	1.27%	1.27%
Class R5	0.97%	0.97%
Class R6	0.85%	0.85%
Class Y	0.96%	0.95%
Class F	0.85%	0.85%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Because the Fund may hold a limited number of securities, the Fund is subject to a greater risk of loss if any of those securities decline in price.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.5%
Consumer Discretionary	25.0
Consumer Staples	7.7
Energy	4.2
Financials	10.4
Health Care	6.0
Industrials	16.3
Information Technology	17.0
Materials	3.8
Total	97.9%
Short-Term Investments	5.0
Other Assets & Liabilities	(2.9)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

The Hartford International Opportunities Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	18.80%	2.33%	2.80%	4.56%
Class A3	12.26%	-3.30%	1.64%	3.97%
Class C2	18.37%	1.52%	2.01%	3.78%
Class C4	17.37%	0.52%	2.01%	3.78%
Class I2	18.97%	2.59%	3.12%	4.89%
Class R3[2]	18.62%	1.95%	2.47%	4.27%
Class R4[2]	18.77%	2.26%	2.79%	4.58%
Class R5[2]	18.98%	2.60%	3.10%	4.90%
Class R6[2]	19.04%	2.69%	3.21%	5.01%
Class Y2	18.94%	2.60%	3.14%	4.97%
Class F2	19.06%	2.68%	3.21%	4.96%
MSCI ACWI ex USA Index (Net)	20.65%	3.05%	2.50%	3.97%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.10%	1.10%
Class C	1.86%	1.86%
Class I	0.79%	0.79%
Class R3	1.42%	1.42%
Class R4	1.11%	1.11%
Class R5	0.80%	0.80%
Class R6	0.70%	0.70%
Class Y	0.80%	0.79%
Class F	0.70%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.

8

The Hartford International Opportunities Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.1%
Consumer Discretionary	11.7
Consumer Staples	8.8
Energy	6.0
Financials	20.4
Health Care	12.2
Industrials	13.5
Information Technology	10.3
Materials	5.8
Real Estate	0.7
Utilities	4.3
Total	97.8%
Short-Term Investments	3.0
Other Assets & Liabilities	(0.8)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
9

The Hartford International Value Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	24.71%	13.07%	2.57%	5.85%
Class A3	17.85%	6.86%	1.42%	5.25%
Class C2	24.25%	12.26%	1.80%	5.10%
Class C4	23.25%	11.26%	1.80%	5.10%
Class I2	24.86%	13.42%	2.86%	6.19%
Class R3[2]	24.48%	12.66%	2.21%	5.53%
Class R4[2]	24.73%	13.06%	2.52%	5.85%
Class R5[2]	24.83%	13.36%	2.84%	6.18%
Class R6[2]	24.91%	13.51%	2.95%	6.33%
Class Y2	24.86%	13.38%	2.88%	6.30%
Class F2	24.87%	13.52%	2.95%	6.25%
MSCI EAFE Value Index (Net)	22.90%	8.38%	1.78%	3.45%
MSCI EAFE Index (Net)	24.19%	8.42%	3.63%	4.76%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.21%	1.21%
Class C	1.96%	1.96%
Class I	0.93%	0.93%
Class R3	1.55%	1.55%
Class R4	1.25%	1.25%
Class R5	0.93%	0.93%
Class R6	0.83%	0.83%
Class Y	0.91%	0.91%
Class F	0.83%	0.83%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. These risks may also be greater, and there may be additional risks, if the Fund focuses in a particular geographic region or country, such as Japan. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.

10

The Hartford International Value Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.8%
Consumer Discretionary	12.3
Consumer Staples	5.9
Energy	10.1
Financials	24.0
Health Care	7.7
Industrials	12.4
Information Technology	4.2
Materials	8.4
Real Estate	1.7
Utilities	1.6
Total	96.1%
Short-Term Investments	3.5
Other Assets & Liabilities	0.4
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
11

Hartford International/Global Equity Funds
Benchmark Glossary (Unaudited)

MSCI ACWI (All Country World) ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed market countries (excluding the US) and emerging market countries.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI (All Country World) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed market countries, excluding the US and Canada.
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the US and Canada.
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.
Additional Information Regarding MSCI Indices. Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
12

Hartford International/Global Equity Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2022 through April 30, 2023. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
Hartford Climate Opportunities Fund
Class A	$ 1,000.00	$ 1,115.20	$ 6.24	$ 1,000.00	$ 1,018.89	$ 5.96	1.19%
Class C	$ 1,000.00	$ 1,110.50	$ 10.15	$ 1,000.00	$ 1,015.17	$ 9.69	1.94%
Class I	$ 1,000.00	$ 1,117.50	$ 4.67	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class R3	$ 1,000.00	$ 1,114.60	$ 7.39	$ 1,000.00	$ 1,017.85	$ 7.05	1.41%
Class R4	$ 1,000.00	$ 1,114.90	$ 5.82	$ 1,000.00	$ 1,019.24	$ 5.56	1.11%
Class R5	$ 1,000.00	$ 1,117.70	$ 4.25	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Class R6	$ 1,000.00	$ 1,117.90	$ 3.62	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class Y	$ 1,000.00	$ 1,118.30	$ 4.15	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class F	$ 1,000.00	$ 1,118.00	$ 3.62	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Hartford Emerging Markets Equity Fund
Class A	$ 1,000.00	$ 1,180.10	$ 7.84	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class C	$ 1,000.00	$ 1,174.40	$ 11.86	$ 1,000.00	$ 1,013.88	$ 10.99	2.20%
Class I	$ 1,000.00	$ 1,180.40	$ 6.27	$ 1,000.00	$ 1,019.04	$ 5.81	1.16%
Class R3	$ 1,000.00	$ 1,177.90	$ 9.18	$ 1,000.00	$ 1,016.36	$ 8.50	1.70%
Class R4	$ 1,000.00	$ 1,179.50	$ 7.84	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class R5	$ 1,000.00	$ 1,179.80	$ 6.22	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class R6	$ 1,000.00	$ 1,183.10	$ 5.31	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
Class Y	$ 1,000.00	$ 1,182.20	$ 5.95	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class F	$ 1,000.00	$ 1,183.00	$ 5.31	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
13

Hartford International/Global Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
Hartford Global Impact Fund
Class A	$ 1,000.00	$ 1,044.30	$ 6.03	$ 1,000.00	$ 1,018.89	$ 5.96	1.19%
Class C	$ 1,000.00	$ 1,039.90	$ 9.81	$ 1,000.00	$ 1,015.17	$ 9.69	1.94%
Class I	$ 1,000.00	$ 1,046.00	$ 4.41	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class R3	$ 1,000.00	$ 1,042.80	$ 7.14	$ 1,000.00	$ 1,017.80	$ 7.05	1.41%
Class R4	$ 1,000.00	$ 1,044.40	$ 5.63	$ 1,000.00	$ 1,019.29	$ 5.56	1.11%
Class R5	$ 1,000.00	$ 1,045.60	$ 4.11	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Class R6	$ 1,000.00	$ 1,046.90	$ 3.50	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class Y	$ 1,000.00	$ 1,045.70	$ 4.01	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class F	$ 1,000.00	$ 1,046.50	$ 3.50	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Hartford International Equity Fund
Class A	$ 1,000.00	$ 1,233.70	$ 5.32	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%
Class C	$ 1,000.00	$ 1,228.80	$ 9.83	$ 1,000.00	$ 1,015.97	$ 8.90	1.78%
Class I	$ 1,000.00	$ 1,235.90	$ 3.49	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R3	$ 1,000.00	$ 1,233.20	$ 6.81	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%
Class R4	$ 1,000.00	$ 1,233.80	$ 5.26	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class R5	$ 1,000.00	$ 1,235.80	$ 3.60	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class R6	$ 1,000.00	$ 1,235.70	$ 2.99	$ 1,000.00	$ 1,022.12	$ 2.71	0.54%
Class Y	$ 1,000.00	$ 1,235.60	$ 3.38	$ 1,000.00	$ 1,021.77	$ 3.06	0.61%
Class F	$ 1,000.00	$ 1,235.80	$ 2.99	$ 1,000.00	$ 1,022.12	$ 2.71	0.54%
The Hartford International Growth Fund
Class A	$ 1,000.00	$ 1,284.10	$ 7.36	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class C	$ 1,000.00	$ 1,279.40	$ 11.59	$ 1,000.00	$ 1,014.63	$ 10.24	2.05%
Class I	$ 1,000.00	$ 1,286.10	$ 5.55	$ 1,000.00	$ 1,019.93	$ 4.91	0.98%
Class R3	$ 1,000.00	$ 1,281.70	$ 8.88	$ 1,000.00	$ 1,017.01	$ 7.85	1.57%
Class R4	$ 1,000.00	$ 1,284.20	$ 7.19	$ 1,000.00	$ 1,018.50	$ 6.36	1.27%
Class R5	$ 1,000.00	$ 1,286.50	$ 5.44	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%
Class R6	$ 1,000.00	$ 1,287.60	$ 4.82	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class Y	$ 1,000.00	$ 1,286.20	$ 5.38	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class F	$ 1,000.00	$ 1,287.30	$ 4.82	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
The Hartford International Opportunities Fund
Class A	$ 1,000.00	$ 1,188.00	$ 5.97	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class C	$ 1,000.00	$ 1,183.70	$ 10.13	$ 1,000.00	$ 1,015.52	$ 9.35	1.87%
Class I	$ 1,000.00	$ 1,189.70	$ 4.24	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class R3	$ 1,000.00	$ 1,186.20	$ 7.59	$ 1,000.00	$ 1,017.85	$ 7.00	1.40%
Class R4	$ 1,000.00	$ 1,187.70	$ 5.91	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Class R5	$ 1,000.00	$ 1,189.80	$ 4.29	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class R6	$ 1,000.00	$ 1,190.40	$ 3.75	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class Y	$ 1,000.00	$ 1,189.40	$ 4.18	$ 1,000.00	$ 1,020.98	$ 3.86	0.77%
Class F	$ 1,000.00	$ 1,190.60	$ 3.75	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
The Hartford International Value Fund
Class A	$ 1,000.00	$ 1,247.10	$ 6.58	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class C	$ 1,000.00	$ 1,242.50	$ 10.78	$ 1,000.00	$ 1,015.17	$ 9.69	1.94%
Class I	$ 1,000.00	$ 1,248.60	$ 5.02	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class R3	$ 1,000.00	$ 1,244.80	$ 8.46	$ 1,000.00	$ 1,017.26	$ 7.60	1.52%
Class R4	$ 1,000.00	$ 1,247.30	$ 6.69	$ 1,000.00	$ 1,018.84	$ 6.01	1.20%
Class R5	$ 1,000.00	$ 1,248.30	$ 5.07	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Class R6	$ 1,000.00	$ 1,249.10	$ 4.57	$ 1,000.00	$ 1,020.73	$ 4.11	0.82%
Class Y	$ 1,000.00	$ 1,248.60	$ 4.96	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class F	$ 1,000.00	$ 1,248.70	$ 4.57	$ 1,000.00	$ 1,020.73	$ 4.11	0.82%
14

Hartford Climate Opportunities Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Australia - 0.5%
5,090	Macquarie Group Ltd.	$ 620,938
	Belgium - 0.3%
11,775	Umicore SA	386,520
	Canada - 0.9%
9,302	Canadian National Railway Co.	1,108,811
	Chile - 0.4%
26,259	Antofagasta PLC	482,982
	China - 3.1%
1,702,692	China Longyuan Power Group Corp. Ltd. Class H	1,786,916
18,000	Contemporary Amperex Technology Co. Ltd. Class A	602,326
130,760	LONGi Green Energy Technology Co. Ltd. Class A	660,523
72,300	Shenzhen Inovance Technology Co. Ltd. Class A	646,080
		3,695,845
	Denmark - 3.2%
138,396	Vestas Wind Systems AS*	3,829,498
	France - 3.9%
41,960	Carrefour SA	872,793
17,430	Cie de Saint-Gobain	1,009,105
10,930	Legrand SA	1,034,568
54,766	Veolia Environnement SA	1,734,163
		4,650,629
	Germany - 5.5%
11,783	Bayerische Motoren Werke AG	1,320,690
35,080	Infineon Technologies AG	1,277,500
1,973	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	741,508
19,778	Siemens AG	3,260,053
2,407	Siemens Energy AG*	59,078
		6,658,829
	Ireland - 0.3%
4,873	Kingspan Group PLC	337,698
	Italy - 1.0%
30,961	Prysmian SpA	1,267,098
	Japan - 9.5%
16,092	Daikin Industries Ltd.	2,922,807
41,686	Hitachi Ltd.	2,305,845
2,400	Keyence Corp.	1,082,294
183,880	Kubota Corp.	2,786,332
9,700	Nidec Corp.	479,976
60,000	Sekisui Chemical Co. Ltd.	853,947
3,700	Shimano, Inc.	572,214
20,100	Sumitomo Forestry Co. Ltd.	434,245
		11,437,660
	Netherlands - 0.7%
9,460	Aalberts NV	436,916
4,843	Alfen NV*(1)	391,844
		828,760
	Norway - 1.5%
38,252	Mowi ASA	729,821
112,904	Norsk Hydro ASA	830,867
18,647	TOMRA Systems ASA	285,939
		1,846,627
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	South Korea - 1.2%
847	LG Energy Solution Ltd.*	$ 369,153
2,194	Samsung SDI Co. Ltd.	1,138,624
		1,507,777
	Spain - 1.8%
8,007	Corp. ACCIONA Energias Renovables SA*	287,508
135,642	Iberdrola SA	1,757,663
32,331	Soltec Power Holdings SA*	184,923
		2,230,094
	Sweden - 2.2%
145,715	Hexagon AB Class B	1,668,394
92,264	Nibe Industrier AB Class B	1,033,068
		2,701,462
	Taiwan - 1.2%
155,000	Chroma ATE, Inc.	962,194
72,429	Giant Manufacturing Co. Ltd.	434,459
		1,396,653
	United Kingdom - 4.4%
156,068	Kingfisher PLC	505,832
169,400	National Grid PLC	2,428,845
68,782	Persimmon PLC	1,138,321
51,181	SSE PLC	1,180,907
		5,253,905
	United States - 54.7%
38,706	A O Smith Corp.	2,643,233
9,158	Acuity Brands, Inc.	1,441,286
14,887	AECOM	1,236,365
2,284	Albemarle Corp.	423,591
20,437	Alphabet, Inc. Class A*	2,193,708
11,450	Amazon.com, Inc.*	1,207,402
10,854	American Water Works Co., Inc.	1,609,105
22,842	Aptiv PLC*	2,349,528
8,772	Aspen Technology, Inc.*	1,552,644
4,645	Autodesk, Inc.*	904,800
101,080	AZEK Co., Inc.*	2,743,311
8,726	Ball Corp.	464,049
2,700	Bentley Systems, Inc. Class B	114,775
11,836	ChargePoint Holdings, Inc.*(2)	102,618
15,548	Consolidated Edison, Inc.	1,531,012
5,030	Danaher Corp.	1,191,657
5,033	Deere & Co.	1,902,575
3,806	Eaton Corp. PLC	636,059
22,426	Eversource Energy	1,740,482
35,555	Exelon Corp.	1,508,954
11,796	First Solar, Inc.*	2,153,714
8,550	Fluence Energy, Inc.*(2)	154,413
12,354	FMC Corp.	1,526,707
9,700	Generac Holdings, Inc.*	991,534
30,821	Green Plains, Inc.*	1,053,154
30,983	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	879,298
2,239	Hubbell, Inc.	603,007
23,730	Johnson Controls International PLC	1,420,003
23,475	Kroger Co.	1,141,589
2,203	Lowe's Cos., Inc.	457,849
9,085	Microsoft Corp.	2,791,457
4,647	Moody's Corp.	1,455,069
6,428	NextEra Energy, Inc.	492,578
29,338	ON Semiconductor Corp.*	2,111,162
6,936	Owens Corning	740,834
10,095	Plug Power, Inc.*(2)	91,158
7,083	S&P Global, Inc.	2,568,154

The accompanying notes are an integral part of these financial statements.
15

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.3% - (continued)
	United States - 54.7% - (continued)
11,753	Schneider Electric SE		$ 2,049,627
6,349	SolarEdge Technologies, Inc.*		1,813,465
16,429	Sunnova Energy International, Inc.*		295,065
12,698	Swiss Re AG		1,278,738
6,992	TE Connectivity Ltd.		855,611
2,896	Tesla, Inc.*		475,842
5,446	Texas Instruments, Inc.		910,571
14,669	Verisk Analytics, Inc.		2,847,400
7,265	Waste Management, Inc.		1,206,353
26,060	Westinghouse Air Brake Technologies Corp.		2,545,280
114,052	Weyerhaeuser Co. REIT		3,411,295
3,646	Wolfspeed, Inc.*		169,721
			65,987,802
	Total Common Stocks (cost $104,889,989)		$ 116,229,588
SHORT-TERM INVESTMENTS - 2.0%
	Other Investment Pools & Funds - 1.4%
1,681,363	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(3)		$ 1,681,363
	Repurchase Agreements - 0.3%
$ 427,584	Fixed Income Clearing Corp. Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $427,755; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $436,234		427,584
	Securities Lending Collateral - 0.3%
51,290	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(3)		51,290
170,965	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(3)		170,965
51,289	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(3)		51,289
51,289	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(3)		51,289
			324,833
	Total Short-Term Investments (cost $2,433,780)		$ 2,433,780
	Total Investments (cost $107,323,769)	98.3%	$ 118,663,368
	Other Assets and Liabilities	1.7%	2,046,971
	Total Net Assets	100.0%	$ 120,710,339
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of this security was $391,844, representing 0.3% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
16

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 620,938	$ —	$ 620,938	$ —
Belgium	386,520	—	386,520	—
Canada	1,108,811	1,108,811	—	—
Chile	482,982	—	482,982	—
China	3,695,845	—	3,695,845	—
Denmark	3,829,498	—	3,829,498	—
France	4,650,629	—	4,650,629	—
Germany	6,658,829	—	6,658,829	—
Ireland	337,698	—	337,698	—
Italy	1,267,098	—	1,267,098	—
Japan	11,437,660	—	11,437,660	—
Netherlands	828,760	—	828,760	—
Norway	1,846,627	—	1,846,627	—
South Korea	1,507,777	—	1,507,777	—
Spain	2,230,094	—	2,230,094	—
Sweden	2,701,462	—	2,701,462	—
Taiwan	1,396,653	—	1,396,653	—
United Kingdom	5,253,905	—	5,253,905	—
United States	65,987,802	62,659,437	3,328,365	—
Short-Term Investments	2,433,780	2,006,196	427,584	—
Total	$ 118,663,368	$ 65,774,444	$ 52,888,924	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
17

Hartford Emerging Markets Equity Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Brazil - 3.8%
29,173	Afya Ltd. Class A*	$ 335,781
737,800	Banco do Brasil SA	6,339,891
109,500	BB Seguridade Participacoes SA	753,227
281,600	Cia Siderurgica Nacional SA	802,265
206,100	Marfrig Global Foods SA	268,999
43,000	Petro Rio SA*	299,581
122,170	StoneCo Ltd. Class A*	1,505,134
262,700	Vale SA	3,813,200
		14,118,078
	Chile - 0.5%
461,672	Cencosud SA*	940,787
11,703	Sociedad Quimica y Minera de Chile SA ADR(1)	789,719
		1,730,506
	China - 32.6%
605,500	3SBio, Inc.(2)	606,688
5,056,031	Agricultural Bank of China Ltd. Class H	1,954,825
1,084,100	Alibaba Group Holding Ltd.*	11,462,864
805,200	Aluminum Corp. of China Ltd. Class H	478,338
59,600	Anhui Gujing Distillery Co. Ltd. Class A	2,356,616
28,844	Autohome, Inc. ADR	855,225
2,989,100	BAIC Motor Corp. Ltd. Class H(2)	841,252
1,869	Baidu, Inc. ADR*	225,420
114,900	Baidu, Inc. Class A*	1,729,463
18,815,505	Bank of China Ltd. Class H	7,514,121
3,282,224	Bank of Communications Co. Ltd. Class H	2,119,989
36,900	BYD Co. Ltd. Class H	1,119,038
381,500	BYD Electronic International Co. Ltd.	1,156,989
7,325,345	China Cinda Asset Management Co. Ltd. Class H	871,354
3,540,137	China CITIC Bank Corp. Ltd. Class H	1,915,090
459,000	China Construction Bank Corp. Class H	306,853
1,950,000	China Galaxy Securities Co. Ltd. Class H	1,059,143
1,269,500	China Hongqiao Group Ltd.	1,250,427
682,000	China Medical System Holdings Ltd.	1,132,201
204,800	China Resources Beer Holdings Co. Ltd.	1,582,034
1,445,000	China Resources Pharmaceutical Group Ltd.(2)	1,435,408
51,000	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	434,511
296,200	China Taiping Insurance Holdings Co. Ltd.	340,231
8,318,200	China Tower Corp. Ltd. Class H(2)	1,061,596
3,995,100	CIFI Holdings Group Co. Ltd.(3)	290,103
1,008,149	COSCO SHIPPING Holdings Co. Ltd. Class H	1,170,984
2,824,300	Country Garden Holdings Co. Ltd.(1)	727,539
1,574,200	CSPC Pharmaceutical Group Ltd.	1,603,002
2,312,000	Dongfeng Motor Group Co. Ltd. Class H	1,106,177
203,600	East Buy Holding Ltd.*(1)(2)	705,829
90,800	ENN Natural Gas Co. Ltd. Class A	266,513
399,900	Foxconn Industrial Internet Co. Ltd. Class A	931,613
608,200	Fu Shou Yuan International Group Ltd.	493,579
5,500	G-bits Network Technology Xiamen Co. Ltd. Class A	416,198
419,800	Haier Smart Home Co. Ltd. Class H	1,368,372
574,100	Haitong Securities Co. Ltd. Class A	769,659
275,452	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	366,723
73,268	Hello Group, Inc. ADR	612,520
167,000	Henan Shenhuo Coal & Power Co. Ltd. Class A	393,619
698,605	Hopson Development Holdings Ltd.	621,184
136,000	Hundsun Technologies, Inc. Class A	972,581
3,893,900	Industrial & Commercial Bank of China Ltd. Class H	2,094,934
68,554	iQIYI, Inc. ADR*	418,179
85,960	JA Solar Technology Co. Ltd. Class A	501,531
72,699	JD.com, Inc. Class A	1,297,520
100,500	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	2,172,865
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	China - 32.6% - (continued)
23,800	Jinan Acetate Chemical Co. Ltd.	$ 365,649
12,636	JOYY, Inc. ADR	384,513
23,153	KE Holdings, Inc. ADR*	363,271
306,800	Kingboard Holdings Ltd.	939,646
996,600	Kunlun Energy Co. Ltd.	923,855
3,350,000	Lenovo Group Ltd.	3,427,304
1,277,400	Logan Group Co. Ltd.*(1)	159,044
185,000	LONGi Green Energy Technology Co. Ltd. Class A	934,512
115,343	Lufax Holding Ltd. ADR	196,083
332,700	Meihua Holdings Group Co. Ltd. Class A	459,070
26,238	Meituan Class B*(2)	448,419
72,291	MINISO Group Holding Ltd. ADR	1,333,046
247,200	NetEase, Inc.	4,400,754
183,500	New Oriental Education & Technology Group, Inc.*	833,367
35,577	PDD Holdings, Inc. ADR*	2,424,573
714,600	Ping An Insurance Group Co. of China Ltd. Class H	5,213,379
2,336,900	Powerlong Real Estate Holdings Ltd.	364,507
19,587	Qifu Technology, Inc. ADR	345,515
2,005,400	Seazen Group Ltd.*	431,083
953,400	Shaanxi Coal Industry Co. Ltd. Class A	2,698,120
22,000	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	790,426
92,000	Shenzhen Kstar Science & Technology Co. Ltd. Class A	621,209
4,231,300	Shimao Group Holdings Ltd.*(1)(3)	1,191,285
376,400	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,729,834
2,016,400	Sunac China Holdings Ltd.*	421,279
195,400	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	1,174,832
337,880	Tencent Holdings Ltd.	15,007,316
354,462	Tongwei Co. Ltd. Class A	2,043,535
86,000	Trip.com Group Ltd.*	3,057,724
30,200	Vipshop Holdings Ltd. ADR*	474,140
362,800	Yadea Group Holdings Ltd.(2)	848,237
39,331	Yum China Holdings, Inc.	2,406,271
459,300	ZTE Corp. Class A	2,364,791
		121,887,489
	Colombia - 0.2%
29,855	Bancolombia SA ADR	731,447
	Greece - 0.9%
379,300	Alpha Services & Holdings SA*	475,503
810,800	Eurobank Ergasias Services & Holdings SA Class A*	1,146,414
298,200	National Bank of Greece SA*	1,560,527
91,500	Piraeus Financial Holdings SA*	216,455
		3,398,899
	Hong Kong - 0.5%
49,900	Orient Overseas International Ltd.	1,013,828
1,007,000	Sino Biopharmaceutical Ltd.	558,986
3,209,700	Truly International Holdings Ltd.	406,749
		1,979,563
	India - 12.8%
392,500	Axis Bank Ltd.	4,143,191
11,800	Bajaj Finance Ltd.	910,172
142,200	CG Power & Industrial Solutions Ltd.	538,551
610,100	Coal India Ltd.	1,743,821
124,700	Hindalco Industries Ltd.	669,071
25,000	Hindustan Aeronautics Ltd.	895,280
298,282	ICICI Bank Ltd.	3,364,945
554,500	IDFC Ltd.	597,754
202,800	Indraprastha Gas Ltd.	1,231,732

The accompanying notes are an integral part of these financial statements.
18

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	India - 12.8% - (continued)
43,700	IndusInd Bank Ltd.	$ 618,827
307,418	Infosys Ltd.	4,743,200
931,000	ITC Ltd.	4,854,942
122,800	Jindal Steel & Power Ltd.	878,682
55,400	KPIT Technologies Ltd.	624,347
216,300	Mahindra & Mahindra Financial Services Ltd.	687,940
132,700	Mahindra & Mahindra Ltd.	1,996,558
200,700	Oil & Natural Gas Corp. Ltd.	391,415
793,808	Power Finance Corp. Ltd.	1,653,189
41,100	Shriram Finance Ltd.	671,704
604,800	State Bank of India	4,294,950
851,400	Steel Authority of India Ltd.	865,182
52,900	Tata Consultancy Services Ltd.	2,091,490
2,872,800	Tata Steel Ltd.	3,808,667
32,500	TVS Motor Co. Ltd.	453,682
94,650	Varun Beverages Ltd.	1,677,554
168,359	Vedanta Ltd.	577,539
364,500	Wipro Ltd.	1,725,948
10,933	WNS Holdings Ltd. ADR*	985,829
		47,696,162
	Indonesia - 1.9%
4,304,200	Adaro Energy Indonesia Tbk PT	921,374
13,873,400	Bank Mandiri Persero Tbk PT	4,904,244
3,649,300	Sumber Alfaria Trijaya Tbk PT	721,584
293,200	United Tractors Tbk PT	578,799
		7,126,001
	Malaysia - 0.1%
951,200	Hartalega Holdings Bhd	402,000
	Mexico - 3.5%
150,800	Arca Continental SAB de CV	1,440,524
363,200	Fibra Uno Administracion SA de CV REIT	501,181
125,900	Grupo Aeroportuario del Pacifico SAB de CV Class B	2,238,603
79,900	Grupo Aeroportuario del Sureste SAB de CV Class B	2,288,945
707,600	Grupo Bimbo SAB de CV	3,797,848
165,200	Grupo Financiero Banorte SAB de CV Class O	1,431,712
276,200	Grupo Financiero Inbursa SAB de CV Class O*	675,004
16,262	Ternium SA ADR	704,958
		13,078,775
	Poland - 1.3%
31,000	Bank Polska Kasa Opieki SA	717,249
28,700	Dino Polska SA*(2)	2,926,919
45,800	KGHM Polska Miedz SA	1,317,463
		4,961,631
	Qatar - 1.4%
1,030,324	Barwa Real Estate Co.	711,497
1,140,050	Industries Qatar QSC	4,017,120
201,200	Ooredoo QPSC	547,524
		5,276,141
	Romania - 0.2%
120,499	NEPI Rockcastle NV	728,165
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(3)	—
59,500	LUKOIL PJSC ADR*(3)	—
94,256	Magnit PJSC GDR*(3)	—
8,412	Novatek PJSC GDR*(3)	—
574	PhosAgro PJSC*(3)	—
89,080	PhosAgro PJSC GDR*(3)	—
432,620	Surgutneftegas PJSC ADR*(3)	—
		—
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Saudi Arabia - 3.1%
20,600	Arabian Internet & Communications Services Co.	$ 1,532,354
12,600	Elm Co.	1,488,202
8,500	Nahdi Medical Co.	406,111
113,300	SABIC Agri-Nutrients Co.	4,035,748
159,300	Saudi Arabian Mining Co.*	2,947,562
8,850	Saudi Research & Media Group*	497,395
68,900	Saudi Telecom Co.	826,646
		11,734,018
	South Africa - 2.3%
23,700	Anglo American Platinum Ltd.	1,405,137
591,700	Growthpoint Properties Ltd. REIT	411,772
166,400	Impala Platinum Holdings Ltd.	1,620,037
113,531	Investec Ltd.	624,366
16,900	Kumba Iron Ore Ltd.	410,952
102,567	MultiChoice Group	641,951
279,325	Sibanye Stillwater Ltd.	617,541
293,200	Standard Bank Group Ltd.	2,748,966
		8,480,722
	South Korea - 13.0%
82,011	BNK Financial Group, Inc.	407,998
3,600	CosmoAM&T Co. Ltd.*	472,384
17,000	Daou Data Corp.	221,252
6,700	DB HiTek Co. Ltd.	305,051
5,400	DB Insurance Co. Ltd.	339,452
197,663	DGB Financial Group, Inc.	1,013,635
45,157	Hana Financial Group, Inc.	1,418,997
22,286	Hankook Tire & Technology Co. Ltd.	575,578
27,100	Hanmi Semiconductor Co. Ltd.	419,456
81,400	HMM Co. Ltd.	1,246,826
7,300	Hyundai Electric & Energy System Co. Ltd.	276,901
48,800	Hyundai Engineering & Construction Co. Ltd.	1,501,463
16,908	Hyundai Mobis Co. Ltd.	2,753,642
27,400	Hyundai Motor Co.	4,058,742
37,200	Hyundai Steel Co.	1,017,146
261,026	Industrial Bank of Korea	1,965,725
25,300	JYP Entertainment Corp.	1,711,492
107,172	KB Financial Group, Inc.	3,977,817
71,471	Kia Corp.	4,526,492
17,800	Korea Investment Holdings Co. Ltd.	735,652
72,900	KT Corp.	1,636,075
53,306	KT Corp. ADR(1)	602,358
5,700	Kumho Petrochemical Co. Ltd.	582,874
73,100	LG Uplus Corp.	602,956
4,800	Lotte Shopping Co. Ltd.	286,983
8,100	LX Semicon Co. Ltd.	640,403
2,400	NCSoft Corp.	679,133
23,500	NHN Corp.*	478,407
7,700	Orion Corp.	834,801
1,076	POSCO Holdings, Inc.	304,513
1,500	Samchully Co. Ltd.	171,644
207,234	Samsung Electronics Co. Ltd.	10,196,759
20,600	Samsung Engineering Co. Ltd.*	449,638
5,700	Samsung SDS Co. Ltd.	501,193
20,900	SD Biosensor, Inc.	325,939
15,300	Seegene, Inc.	278,824
138,177	Woori Financial Group, Inc.	1,215,301
		48,733,502
	Taiwan - 13.2%
185,600	Accton Technology Corp.	1,813,108
30,600	Alexander Marine Co. Ltd.	471,277
128,234	Asia Vital Components Co. Ltd.	659,805
21,200	Bora Pharmaceuticals Co. Ltd.	503,504
92,500	Catcher Technology Co. Ltd.	545,669
8,000	eMemory Technology, Inc.	478,334

The accompanying notes are an integral part of these financial statements.
19

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Taiwan - 13.2% - (continued)
174,000	Evergreen Marine Corp. Taiwan Ltd.	$ 918,984
130,000	Fitipower Integrated Technology, Inc.	672,781
864,013	Fubon Financial Holding Co. Ltd.	1,664,002
261,500	Gigabyte Technology Co. Ltd.	1,119,762
47,000	Global Unichip Corp.	1,533,360
77,000	Globalwafers Co. Ltd.	1,210,150
125,200	Gourmet Master Co. Ltd.	635,175
83,100	Great Tree Pharmacy Co. Ltd.	1,096,327
105,400	International Games System Co. Ltd. Class C	1,840,751
44,526	Lotes Co. Ltd.	1,276,755
122,900	Lotus Pharmaceutical Co. Ltd.*	1,041,568
141,700	Makalot Industrial Co. Ltd.	1,029,132
20,800	momo.com, Inc.	563,596
45,500	Nan Ya Printed Circuit Board Corp.	409,635
327,100	Novatek Microelectronics Corp.	4,471,820
2,679,000	Shin Kong Financial Holding Co. Ltd.	732,185
195,900	Sino-American Silicon Products, Inc.	944,165
55,000	Sitronix Technology Corp.	409,563
1,101,676	Taiwan Semiconductor Manufacturing Co. Ltd.	18,040,598
587,724	United Microelectronics Corp.*	945,269
20,000	WinWay Technology Co. Ltd.	466,169
44,000	Wiwynn Corp.	1,674,492
105,500	Wowprime Corp.*	1,091,310
306,400	Yang Ming Marine Transport Corp.	632,098
156,700	Zhen Ding Technology Holding Ltd.	570,856
		49,462,200
	Thailand - 3.3%
247,700	Bangkok Bank PCL	1,141,123
276,600	Bumrungrad Hospital PCL	1,927,837
1,054,400	Central Pattana PCL	2,099,691
615,500	Central Plaza Hotel PCL*	986,855
255,000	Delta Electronics Thailand PCL	543,268
974,000	Krung Thai Bank PCL	513,420
1,736,900	Minor International PCL	1,602,236
360,100	PTT Exploration & Production PCL	1,560,723
369,050	Thai Vegetable Oil PCL	283,697
364,500	Thonburi Healthcare Group PCL	715,177
23,680,400	TMBThanachart Bank PCL	1,005,537
		12,379,564
	Turkey - 0.4%
365,900	Haci Omer Sabanci Holding AS	719,260
56,600	Tofas Turk Otomobil Fabrikasi AS	559,073
		1,278,333
	United Arab Emirates - 1.4%
485,992	Abu Dhabi Commercial Bank PJSC	1,167,668
396,845	Abu Dhabi Islamic Bank PJSC	1,229,454
565,900	Aldar Properties PJSC	834,695
478,800	Emaar Properties PJSC	776,260
283,700	Emirates NBD Bank PJSC	1,091,191
		5,099,268
	United States - 0.5%
520,924	JBS SA	1,869,469
	Total Common Stocks (cost $366,665,659)	$ 362,151,933
PREFERRED STOCKS - 1.1%
	Brazil - 1.1%
259,906	Cia Energetica de Minas Gerais (Preference Shares)	$ 643,538
96,705	Gerdau SA (Preference Shares)	488,197
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.1% - (continued)
	Brazil - 1.1% - (continued)
607,700	Petroleo Brasileiro SA (Preference Shares)		$ 2,887,544
	Total Preferred Stocks (cost $3,548,009)		$ 4,019,279
	Total Long-Term Investments (cost $370,213,668)		$ 366,171,212
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.3%
$ 1,204,392	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $1,204,873; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $1,228,550		$ 1,204,392
	Securities Lending Collateral - 0.3%
193,895	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		193,895
646,314	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		646,314
193,894	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		193,894
193,894	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		193,894
			1,227,997
	Total Short-Term Investments (cost $2,432,389)		$ 2,432,389
	Total Investments (cost $372,646,057)	98.6%	$ 368,603,601
	Other Assets and Liabilities	1.4%	5,137,457
	Total Net Assets	100.0%	$ 373,741,058
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $8,874,348, representing 2.4% of net assets.

The accompanying notes are an integral part of these financial statements.
20

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	75	06/16/2023	$ 3,690,750	$ 33,231
Total futures contracts				$ 33,231
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 14,118,078	$ 14,118,078	$ —	$ —
Chile	1,730,506	1,730,506	—	—
China	121,887,489	10,460,035	109,946,066	1,481,388
Colombia	731,447	731,447	—	—
Greece	3,398,899	—	3,398,899	—
Hong Kong	1,979,563	—	1,979,563	—
India	47,696,162	985,829	46,710,333	—
Indonesia	7,126,001	—	7,126,001	—
Malaysia	402,000	—	402,000	—
Mexico	13,078,775	13,078,775	—	—
Poland	4,961,631	—	4,961,631	—
Qatar	5,276,141	—	5,276,141	—
Romania	728,165	728,165	—	—
Russia	—	—	—	—
Saudi Arabia	11,734,018	11,734,018	—	—
South Africa	8,480,722	1,678,089	6,802,633	—
South Korea	48,733,502	602,358	48,131,144	—
Taiwan	49,462,200	—	49,462,200	—
Thailand	12,379,564	11,238,441	1,141,123	—
Turkey	1,278,333	—	1,278,333	—
United Arab Emirates	5,099,268	—	5,099,268	—
United States	1,869,469	1,869,469	—	—
Preferred Stocks	4,019,279	4,019,279	—	—
Short-Term Investments	2,432,389	1,227,997	1,204,392	—
Futures Contracts(2)	33,231	33,231	—	—
Total	$ 368,636,832	$ 74,235,717	$ 292,919,727	$ 1,481,388

(1)	For the six-month period ended April 30, 2023, investments valued at $294,125 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
21

Hartford Global Impact Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.7%
	Australia - 0.8%
948,276	Cleanaway Waste Management Ltd.	$ 1,527,158
	Bangladesh - 0.4%
341,977	GrameenPhone Ltd.(1)	830,990
	Brazil - 2.3%
352,300	Telefonica Brasil SA	2,904,402
806,600	YDUQS Participacoes SA	1,313,122
		4,217,524
	Canada - 2.8%
76,425	Brookfield Renewable Partners LP	2,358,438
46,985	Stantec, Inc.	2,824,267
		5,182,705
	China - 2.0%
168,500	Hangzhou Tigermed Consulting Co. Ltd. Class H(2)	1,403,637
51,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,309,357
		3,712,994
	Finland - 2.0%
861,147	Nokia Oyj	3,643,643
	Germany - 1.3%
66,762	Infineon Technologies AG	2,431,256
	India - 0.6%
72,024	Shriram Finance Ltd.	1,177,101
	Indonesia - 2.3%
12,159,829	Bank Rakyat Indonesia Persero Tbk PT	4,237,447
	Ireland - 0.8%
20,400	Kingspan Group PLC	1,413,715
	Japan - 1.1%
104,448	Katitas Co. Ltd.	2,039,753
	Jordan - 1.3%
107,904	Hikma Pharmaceuticals PLC	2,499,139
	Kenya - 0.3%
5,445,700	Safaricom PLC	660,191
	Netherlands - 1.3%
52,583	Aalberts NV	2,428,577
	Puerto Rico - 1.1%
33,404	Popular, Inc.	2,004,574
	South Africa - 2.9%
3,510,481	Old Mutual Ltd.	2,233,024
452,836	Vodacom Group Ltd.	3,103,899
		5,336,923
	South Korea - 1.3%
4,584	Samsung SDI Co. Ltd.	2,378,967
	Spain - 1.3%
8,959	Acciona SA	1,660,003
17,671	Befesa SA(2)	795,599
		2,455,602
	Sweden - 0.6%
20,667	MIPS AB(3)	1,117,533
Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.7% - (continued)
	Switzerland - 3.1%
18,236	DSM-Firmenich AG*	$ 2,386,394
39,651	Landis & Gyr Group AG	3,285,009
		5,671,403
	Taiwan - 1.8%
284,700	Chroma ATE, Inc.	1,767,332
76,891	MediaTek, Inc.	1,671,905
		3,439,237
	United Kingdom - 3.7%
25,255	Croda International PLC	2,218,890
56,936	Genus PLC	1,925,025
144,783	Nomad Foods Ltd.*	2,721,920
		6,865,835
	United States - 57.6%
41,564	Abbott Laboratories	4,591,575
18,272	Advanced Drainage Systems, Inc.	1,566,276
31,387	Agilent Technologies, Inc.	4,250,741
103,752	agilon health, Inc.*	2,518,061
12,151	Autodesk, Inc.*	2,366,893
21,362	Block, Inc.*	1,298,596
112,391	Boston Scientific Corp.*	5,857,819
27,038	CyberArk Software Ltd.*	3,368,935
12,744	Danaher Corp.	3,019,181
46,019	Darling Ingredients, Inc.*	2,741,352
10,774	Eli Lilly & Co.	4,264,996
14,192	Etsy, Inc.*	1,433,818
78,998	Evoqua Water Technologies Corp.*	3,906,451
18,983	F5, Inc.*	2,550,556
14,626	First Solar, Inc.*	2,670,415
40,032	Globe Life, Inc.	4,344,273
61,278	GoDaddy, Inc. Class A*	4,637,519
62,836	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,783,286
17,833	Hubbell, Inc.	4,802,784
9,396	Illumina, Inc.*	1,931,442
7,966	Insulet Corp.*	2,533,507
251,909	Laureate Education, Inc.	3,121,152
62,582	National Vision Holdings, Inc.*	1,316,725
41,899	OneMain Holdings, Inc.	1,607,665
127,899	PGT Innovations, Inc.*	3,281,888
149,526	PowerSchool Holdings, Inc. Class A*	3,122,103
20,752	Schneider Electric SE	3,618,979
74,962	Signify NV(2)	2,503,463
9,875	SolarEdge Technologies, Inc.*	2,820,596
29,371	Sun Communities, Inc. REIT	4,080,513
19,109	Tetra Tech, Inc.	2,644,112
22,351	Trane Technologies PLC	4,153,039
12,006	Watts Water Technologies, Inc. Class A	1,941,730
43,264	Westinghouse Air Brake Technologies Corp.	4,225,595
18,000	Xylem, Inc.	1,869,120
		106,745,156
	Total Common Stocks (cost $163,010,683)	$ 172,017,423
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.3%
$ 2,361,393	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $2,362,336; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $2,408,642	$ 2,361,393

The accompanying notes are an integral part of these financial statements.
22

Hartford Global Impact Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.9% - (continued)
	Securities Lending Collateral - 0.6%
177,510	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		$ 177,510
591,702	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		591,702
177,511	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		177,511
177,511	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		177,511
			1,124,234
	Total Short-Term Investments (cost $3,485,627)		$ 3,485,627
	Total Investments (cost $166,496,310)	94.6%	$ 175,503,050
	Other Assets and Liabilities	5.4%	9,927,038
	Total Net Assets	100.0%	$ 185,430,088
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $4,702,699, representing 2.5% of net assets.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
23

Hartford Global Impact Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,527,158	$ —	$ 1,527,158	$ —
Bangladesh	830,990	—	—	830,990
Brazil	4,217,524	4,217,524	—	—
Canada	5,182,705	5,182,705	—	—
China	3,712,994	—	3,712,994	—
Finland	3,643,643	—	3,643,643	—
Germany	2,431,256	—	2,431,256	—
India	1,177,101	—	1,177,101	—
Indonesia	4,237,447	—	4,237,447	—
Ireland	1,413,715	—	1,413,715	—
Japan	2,039,753	—	2,039,753	—
Jordan	2,499,139	—	2,499,139	—
Kenya	660,191	—	660,191	—
Netherlands	2,428,577	—	2,428,577	—
Puerto Rico	2,004,574	2,004,574	—	—
South Africa	5,336,923	—	5,336,923	—
South Korea	2,378,967	—	2,378,967	—
Spain	2,455,602	—	2,455,602	—
Sweden	1,117,533	—	1,117,533	—
Switzerland	5,671,403	2,386,394	3,285,009	—
Taiwan	3,439,237	—	3,439,237	—
United Kingdom	6,865,835	2,721,920	4,143,915	—
United States	106,745,156	100,622,714	6,122,442	—
Short-Term Investments	3,485,627	1,124,234	2,361,393	—
Total	$ 175,503,050	$ 118,260,065	$ 56,411,995	$ 830,990

(1)	For the six-month period ended April 30, 2023, investments valued at $991,229 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
24

Hartford International Equity Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Australia - 1.7%
25,182	ASX Ltd.	$ 1,146,021
490,404	Aurizon Holdings Ltd.	1,115,006
290,821	Austal Ltd.	319,175
75,945	Computershare Ltd.	1,130,503
26,335	Flutter Entertainment PLC*	5,277,477
200,323	OceanaGold Corp.	458,354
48,989	Wesfarmers Ltd.	1,694,696
		11,141,232
	Austria - 0.9%
77,733	ams-OSRAM AG*	536,830
123,449	Erste Group Bank AG	4,488,508
55,264	Mondi PLC	880,650
22,211	Zumtobel Group AG	174,462
		6,080,450
	Belgium - 0.5%
23,069	Ageas SA	1,027,852
22,720	Anheuser-Busch InBev SA	1,477,241
42,714	bpost SA	210,154
75,248	Proximus SADP	641,458
		3,356,705
	Brazil - 1.7%
363,008	Atacadao SA	782,376
397,200	B3 SA - Brasil Bolsa Balcao	930,129
417,469	Banco Bradesco SA ADR	1,168,913
396,601	Caixa Seguridade Participacoes SA	752,205
53,528	Cia de Saneamento Basico do Estado de Sao Paulo SABESP*	495,057
120,549	Localiza Rent a Car SA	1,402,030
1,131,488	Magazine Luiza SA*	757,683
112,492	Telefonica Brasil SA	927,397
268,124	Ultrapar Participacoes SA	776,236
207,631	Vale SA ADR	2,991,963
4,809	XP, Inc.*	69,882
		11,053,871
	Burkina Faso - 0.1%
30,805	Endeavour Mining PLC	793,061
	Canada - 4.1%
34,836	ARC Resources Ltd.	432,734
24,354	Bank of Montreal	2,195,338
32,571	Bank of Nova Scotia	1,625,845
61,554	Barrick Gold Corp.	1,170,337
18,918	Cameco Corp.	520,128
31,394	Canadian National Railway Co.	3,742,208
77,169	Centerra Gold, Inc.	521,732
50,658	Fortis, Inc.	2,224,338
24,755	Intact Financial Corp.	3,744,540
39,919	Kinross Gold Corp.	201,591
11,581	National Bank of Canada	863,585
45,911	Pembina Pipeline Corp.	1,511,334
32,399	Royal Bank of Canada	3,216,585
29,650	TC Energy Corp.	1,232,307
55,349	TELUS Corp.	1,173,284
51,178	Toronto-Dominion Bank	3,100,106
90,060	Trican Well Service Ltd.	210,717
		27,686,709
	Chile - 0.1%
49,431	Cia Cervecerias Unidas SA	403,531
116,210	Empresa Nacional de Telecomunicaciones SA	483,410
		886,941
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	China - 8.7%
11,755	Airtac International Group	$ 426,642
55,095	Alibaba Group Holding Ltd. ADR*	4,665,996
308,400	ANTA Sports Products Ltd.	3,832,247
8,769	Baidu, Inc. Class A*	131,990
183,128	BOC Hong Kong Holdings Ltd.	578,084
1,944,000	Brilliance China Automotive Holdings Ltd.	814,783
94,712	BYD Co. Ltd. Class H	2,872,259
888,702	China BlueChemical Ltd. Class H	234,911
4,214,553	China Construction Bank Corp. Class H	2,817,538
361,617	China Merchants Bank Co. Ltd. Class H	1,745,570
678,000	China Merchants Port Holdings Co. Ltd.	1,006,031
6,349,599	China Reinsurance Group Corp. Class H	486,448
1,106,286	China Resources Gas Group Ltd.	3,491,811
282,329	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,405,393
1,992,813	China State Construction Engineering Corp. Ltd. Class A	1,892,909
10,762,428	China Tower Corp. Ltd. Class H(1)	1,373,536
815,545	CSPC Pharmaceutical Group Ltd.	830,466
1,044,979	Dongfeng Motor Group Co. Ltd. Class H	499,970
56,102	H World Group Ltd. ADR*	2,631,184
174,395	Haier Smart Home Co. Ltd. Class A	598,245
135,003	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	949,755
218,000	Kingdee International Software Group Co. Ltd.*	335,210
140,800	Livzon Pharmaceutical Group, Inc. Class A	727,938
48,948	Meituan Class B*(1)	836,543
264,900	Midea Group Co. Ltd. Class A	2,174,238
1,132,000	PetroChina Co. Ltd. Class H	786,326
378,000	Ping An Insurance Group Co. of China Ltd. Class H	2,757,707
734,700	Sinoma Science & Technology Co. Ltd. Class A	2,242,657
4,359,500	Sinopec Engineering Group Co. Ltd. Class H	2,260,669
235,889	Tencent Holdings Ltd.	10,477,272
46,466	ZTO Express Cayman, Inc. ADR	1,286,179
		58,170,507
	Denmark - 0.4%
14,680	Carlsberg AS Class B	2,429,492
	Egypt - 0.1%
388,330	Centamin PLC	504,005
	Finland - 0.9%
51,637	Kone Oyj Class B	2,945,929
246,641	Nokia Oyj	1,043,575
18,878	Orion Oyj Class B	886,758
82,906	Wartsila OYJ Abp	961,472
		5,837,734
	France - 8.3%
106,103	Accor SA*	3,764,227
38,242	Airbus SE	5,355,206
152,626	AXA SA	4,981,741
27,055	BNP Paribas SA	1,748,116
59,421	Bureau Veritas SA	1,713,411
32,149	Capgemini SE	5,862,606
51,423	Carrefour SA	1,069,630
26,205	Cie de Saint-Gobain	1,517,131
3,874	Criteo SA ADR*	121,837
34,866	Danone SA	2,307,559
1,854	Dassault Aviation SA	362,304
126,781	Engie SA(2)	2,029,039
103,269	Getlink SE	1,930,019
12,773	Imerys SA	525,078
10,044	L'Oreal SA(2)	4,800,198

The accompanying notes are an integral part of these financial statements.
25

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	France - 8.3% - (continued)
1,453	LVMH Moet Hennessy Louis Vuitton SE	$ 1,397,613
35,031	Metropole Television SA	565,570
112,573	Orange SA	1,465,241
27,046	Quadient SA	537,624
21,334	Renault SA*	792,408
46,694	Societe Generale SA	1,134,116
20,511	Sodexo SA	2,198,123
82,592	Television Francaise 1	665,590
81,740	TotalEnergies SE	5,223,179
11,376	Vicat SA	331,883
25,039	Vinci SA	3,097,104
		55,496,553
	Germany - 4.3%
26,475	Brenntag SE	2,157,835
93,051	CECONOMY AG*	283,951
9,761	Continental AG	684,902
43,883	Daimler Truck Holding AG*	1,450,024
14,920	Deutsche Boerse AG	2,845,374
151,428	Deutsche Telekom AG	3,651,198
12,366	Duerr AG	429,063
32,904	Evonik Industries AG	718,178
25,109	Fresenius Medical Care AG & Co. KGaA	1,218,388
41,098	Fresenius SE & Co. KGaA	1,190,772
20,928	HeidelbergCement AG	1,585,120
104,265	Infineon Technologies AG	3,796,995
12,353	Mercedes-Benz Group AG	963,361
20,881	Merck KGaA*	3,745,400
22,178	SAP SE	3,001,041
17,151	Scout24 SE(1)	1,068,972
		28,790,574
	Hong Kong - 3.4%
371,647	AIA Group Ltd.	4,046,147
95,547	ASMPT Ltd.	751,205
164,478	CK Asset Holdings Ltd.	972,578
109,561	Dah Sing Financial Holdings Ltd.	280,687
1,541,492	HKT Trust & HKT Ltd.	2,025,939
96,136	Hong Kong Exchanges & Clearing Ltd.	3,991,269
251,306	Link REIT	1,643,764
149,480	PAX Global Technology Ltd.	123,133
129,373	Prudential PLC	1,979,541
1,264,890	Sino Biopharmaceutical Ltd.	702,141
161,610	Sun Hung Kai Properties Ltd.	2,250,141
220,216	Techtronic Industries Co. Ltd.	2,382,404
1,593,069	WH Group Ltd.(1)	886,923
239,953	Yue Yuen Industrial Holdings Ltd.	361,112
		22,396,984
	Hungary - 0.0%
236,251	Magyar Telekom Telecommunications PLC*	297,275
	India - 2.9%
21,833	Asian Paints Ltd.	777,001
126,737	Axis Bank Ltd.	1,337,823
294,703	Bharti Airtel Ltd.	2,800,387
159,273	Canara Bank	621,497
25,670	HDFC Bank Ltd. ADR	1,791,766
120,390	ICICI Bank Ltd. ADR	2,738,873
108,469	Infosys Ltd.	1,673,585
38,973	MakeMyTrip Ltd.*	913,527
183,821	Oil & Natural Gas Corp. Ltd.	358,497
46,445	Reliance Industries Ltd.	1,379,284
52,241	Reliance Industries Ltd. GDR(1)	3,113,361
42,073	Tata Consultancy Services Ltd.	1,663,426
		19,169,027
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Indonesia - 0.8%
4,250,038	Bank Central Asia Tbk PT	$ 2,630,140
1,644,254	Bank Mandiri Persero Tbk PT	581,244
4,511,900	Bank Rakyat Indonesia Persero Tbk PT	1,572,303
1,975,724	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	136,807
1,835,300	Telkom Indonesia Persero Tbk PT	531,592
		5,452,086
	Ireland - 0.7%
186,601	AIB Group PLC	802,492
89,665	Bank of Ireland Group PLC	927,397
34,459	Ryanair Holdings PLC ADR*	3,293,936
		5,023,825
	Italy - 2.6%
58,155	Assicurazioni Generali SpA	1,211,259
313,948	BPER Banca	881,785
234,637	Davide Campari-Milano NV	3,023,877
23,095	De' Longhi SpA	536,634
140,329	Eni SpA	2,120,009
12,610	Ferrari NV	3,513,755
50,344	Moncler SpA	3,734,577
118,480	UniCredit SpA	2,347,738
		17,369,634
	Japan - 13.2%
8,620	Adastria Co. Ltd.	162,562
20,204	Aeon Delight Co. Ltd.	447,738
42,972	Alfresa Holdings Corp.	622,213
54,239	Alps Alpine Co. Ltd.	495,205
75,790	Amada Co. Ltd.	707,651
44,751	Asahi Group Holdings Ltd.	1,728,913
42,196	ASKUL Corp.	562,338
168,871	Astellas Pharma, Inc.	2,543,967
3,742	Benesse Holdings, Inc.	53,707
61,339	Chiyoda Corp.*	180,959
130,818	Chugai Pharmaceutical Co. Ltd.	3,375,842
12,980	CMIC Holdings Co. Ltd.	185,807
40,302	Cosel Co. Ltd.	322,451
59,513	Dai-ichi Life Holdings, Inc.	1,106,987
43,385	DeNA Co. Ltd.	609,331
17,100	Dowa Holdings Co. Ltd.	558,665
7,061	Eisai Co. Ltd.	407,443
29,050	Fuji Media Holdings, Inc.	272,335
47,980	Hakuhodo DY Holdings, Inc.	565,364
110,224	Hino Motors Ltd.*	434,295
24,780	Hisaka Works Ltd.	166,319
70,466	Honda Motor Co. Ltd.	1,868,971
39,722	Ichiyoshi Securities Co. Ltd.	172,620
73,231	Inpex Corp.	801,370
76,054	Isuzu Motors Ltd.	898,123
32,115	Japan Airlines Co. Ltd.	612,645
151	Japan Real Estate Investment Corp. REIT	598,322
57,830	JGC Holdings Corp.	723,469
66,997	Kao Corp.	2,707,246
118,031	KDDI Corp.	3,684,707
7,179	Keyence Corp.	3,237,414
189,381	Kirin Holdings Co. Ltd.	3,076,554
17,346	Kissei Pharmaceutical Co. Ltd.	351,419
27,147	Kyoei Steel Ltd.	367,046
17,788	Makino Milling Machine Co. Ltd.	650,630
37,749	Makita Corp.	1,064,925
23,513	Maruichi Steel Tube Ltd.	531,890
43,248	Maxell Ltd.	476,317
18,800	Miraial Co. Ltd.	209,483

The accompanying notes are an integral part of these financial statements.
26

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Japan - 13.2% - (continued)
73,580	Mitsubishi Estate Co. Ltd.	$ 906,822
283,165	Mitsubishi UFJ Financial Group, Inc.	1,772,481
37,203	MS&AD Insurance Group Holdings, Inc.	1,221,088
37,776	Neturen Co. Ltd.	200,621
60,644	Nikon Corp.	626,881
286	Nippon Building Fund, Inc. REIT	1,199,260
32,021	Nippon Chemi-Con Corp.*	477,898
64,434	Nippon Television Holdings, Inc.	579,810
277,429	Nissan Motor Co. Ltd.	1,011,627
24,399	Nitori Holdings Co. Ltd.	3,106,866
58,806	NOK Corp.	792,474
91,264	Nomura Holdings, Inc.	327,172
8,040	Obic Co. Ltd.	1,238,764
13,241	OKUMA Corp.	587,988
41,870	Ono Pharmaceutical Co. Ltd.	843,056
32,830	OSG Corp.	461,186
12,836	Paramount Bed Holdings Co. Ltd.	227,618
200,828	Resona Holdings, Inc.	1,000,919
17,192	Sanyo Shokai Ltd.	202,136
23,893	Secom Co. Ltd.	1,529,964
57,735	Seven & i Holdings Co. Ltd.	2,616,402
79,020	Shin-Etsu Chemical Co. Ltd.	2,254,900
49,311	Shiseido Co. Ltd.	2,471,753
185,295	SoftBank Corp.	2,086,201
33,256	Sony Group Corp.	3,008,793
43,646	Stanley Electric Co. Ltd.	984,562
51,781	Subaru Corp.	845,160
81,535	Sumitomo Electric Industries Ltd.	1,040,571
33,111	Sumitomo Heavy Industries Ltd.	800,028
36,842	Sumitomo Mitsui Trust Holdings, Inc.	1,328,069
34,738	Sumitomo Realty & Development Co. Ltd.	811,106
63,647	Sumitomo Rubber Industries Ltd.	583,765
17,215	Sundrug Co. Ltd.	474,490
117,673	T&D Holdings, Inc.	1,441,065
29,190	Tachi-S Co. Ltd.	261,468
33,042	Taiheiyo Cement Corp.	592,480
36,997	Takeda Pharmaceutical Co. Ltd.	1,226,789
44,123	THK Co. Ltd.	989,897
88,399	Tochigi Bank Ltd.	180,502
43,945	Tokai Rika Co. Ltd.	607,056
7,446	Tokyo Seimitsu Co. Ltd.	274,698
27,266	Toyoda Gosei Co. Ltd.	467,609
22,830	Toyota Boshoku Corp.	361,370
47,775	TS Tech Co. Ltd.	644,220
11,737	Tsuruha Holdings, Inc.	768,723
43,857	TV Asahi Holdings Corp.	506,996
46,213	Unipres Corp.	321,919
25,440	Ushio, Inc.	316,462
46,734	Xebio Holdings Co. Ltd.	414,756
27,698	Yakult Honsha Co. Ltd.	2,083,276
60,540	Yamato Holdings Co. Ltd.	1,039,931
13,271	Yodogawa Steel Works Ltd.	278,146
		87,941,037
	Luxembourg - 0.1%
17,046	RTL Group SA	799,016
	Malaysia - 0.4%
643,503	CIMB Group Holdings Bhd	731,098
489,600	Malaysia Airports Holdings Bhd	774,887
32,923	Nestle Malaysia Bhd	1,000,127
		2,506,112
	Mexico - 0.8%
23,621	America Movil SAB de CV*	507,615
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Mexico - 0.8% - (continued)
69,987	Fresnillo PLC	$ 626,327
640,678	Genomma Lab Internacional SAB de CV Class B	532,013
89,326	Grupo Televisa SAB ADR	451,257
225,524	Megacable Holdings SAB de CV	613,623
1,111,469	Operadora De Sites Mexicanos SAB de CV Class A1(2)	1,073,172
389,997	Wal-Mart de Mexico SAB de CV	1,571,961
		5,375,968
	Netherlands - 4.4%
87,443	ABN AMRO Bank NV GDR(1)(2)	1,401,472
1,923	Adyen NV*(1)	3,089,977
5,151	ASML Holding NV	3,268,888
114,227	BNP Paribas Emissions- und Handelsgesellschaft mbH(2)	1,416,676
28,026	Fugro NV*	397,390
69,664	Heineken NV	7,999,181
70,861	Koninklijke Philips NV	1,496,018
233,180	Shell PLC	7,165,191
130,448	Universal Music Group NV	2,849,952
		29,084,745
	Nigeria - 0.2%
1,112,146	Airtel Africa PLC(1)	1,678,814
	Norway - 0.0%
26,029	Norsk Hydro ASA	191,549
	Philippines - 0.2%
1,417,800	Ayala Land, Inc.	685,224
254,196	Security Bank Corp.	424,038
		1,109,262
	Poland - 0.1%
320,197	Orange Polska SA	557,874
	Portugal - 0.4%
102,477	Jeronimo Martins SGPS SA	2,586,029
	Russia - 0.0%
94,370	Gazprom PJSC*(3)	—
3,866	LUKOIL PJSC ADR*(3)	—
55,232	Mobile TeleSystems PJSC ADR*(3)	—
23,552	Ozon Holdings PLC ADR*(3)	—
511,012	Sberbank of Russia PJSC*(3)	—
164,682	Surgutneftegas PJSC ADR*(3)	—
14,582	VEON Ltd.*	289,599
70,320	VK Co. Ltd. GDR*(3)	—
14,483	Yandex NV Class A*(3)	—
		289,599
	Saudi Arabia - 0.5%
64,392	Al Rajhi Bank	1,318,502
42,751	Jarir Marketing Co.	1,860,176
		3,178,678
	South Africa - 1.2%
147,395	Anglo American PLC	4,541,854
31,851	Astral Foods Ltd.	292,557
86,403	Discovery Ltd.*	679,085
299,488	FirstRand Ltd.	1,055,477
19,469	MTN Group Ltd.	136,747
445,559	Nampak Ltd.*	21,922
510,675	Netcare Ltd.	445,982
855,060	Old Mutual Ltd.	543,905
		7,717,529

The accompanying notes are an integral part of these financial statements.
27

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	South Korea - 4.1%
5,723	CJ CheilJedang Corp.	$ 1,325,263
17,833	Coway Co. Ltd.	654,764
29,290	Dentium Co. Ltd.	3,161,731
78,109	DGB Financial Group, Inc.	400,551
40,768	Hana Financial Group, Inc.	1,281,079
24,565	Hankook Tire & Technology Co. Ltd.	634,437
6,002	Hyundai Mobis Co. Ltd.	977,488
34,968	KB Financial Group, Inc.	1,297,879
88,218	KT Corp.	1,979,853
18,403	KT&G Corp.	1,179,290
5,805	LG Energy Solution Ltd.*	2,530,025
1,107	LG H&H Co. Ltd.	516,909
153,393	Samsung Electronics Co. Ltd.	7,547,562
150,568	Samsung Heavy Industries Co. Ltd.*	641,390
44,000	Shinhan Financial Group Co. Ltd.	1,151,938
50,449	SK Telecom Co. Ltd.	1,797,675
50,192	Tongyang Life Insurance Co. Ltd.*	148,406
		27,226,240
	Spain - 1.6%
126,493	CaixaBank SA	468,227
85,696	Cellnex Telecom SA*(1)	3,608,144
218,861	Iberdrola SA	2,836,023
84,609	Industria de Diseno Textil SA	2,908,583
186,196	Prosegur Cia de Seguridad SA	357,210
491,910	Unicaja Banco SA(1)	499,231
		10,677,418
	Sweden - 2.4%
276,587	Assa Abloy AB Class B	6,589,962
123,192	Atlas Copco AB Class A	1,781,864
156,766	Atlas Copco AB Class B	2,010,806
155,469	Sandvik AB	3,166,874
69,097	SKF AB Class B	1,251,462
193,591	Telefonaktiebolaget LM Ericsson Class B(2)	1,065,853
		15,866,821
	Switzerland - 4.0%
31,851	Adecco Group AG*	1,095,565
5,403	Implenia AG	243,822
54,387	Julius Baer Group Ltd.	3,897,165
5,967	Lonza Group AG	3,721,260
70,182	Novartis AG	7,179,188
2,980	Partners Group Holding AG	2,892,784
4,362	Schindler Holding AG	974,783
23,426	SGS SA	2,119,943
27,506	SIG Group AG*	736,216
3,554	Swatch Group AG	1,219,244
117,204	UBS Group AG*	2,385,402
		26,465,372
	Taiwan - 5.0%
144,920	Advantech Co. Ltd.	1,754,676
574,801	ASE Technology Holding Co. Ltd.	1,889,686
101,140	Catcher Technology Co. Ltd.	596,637
2,920,539	CTBC Financial Holding Co. Ltd.	2,152,841
180,081	Delta Electronics, Inc.	1,764,068
247,051	Foxconn Technology Co. Ltd.	434,402
180,000	Hiwin Technologies Corp.	1,382,615
1,191,135	Hon Hai Precision Industry Co. Ltd.	4,058,850
144,491	Hotai Motor Co. Ltd.	3,114,596
131,000	Simplo Technology Co. Ltd.	1,315,052
772,346	Taiwan Semiconductor Manufacturing Co. Ltd.	12,647,624
756,000	United Microelectronics Corp.*	1,215,917
65,664	Yageo Corp.	1,064,475
		33,391,439
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Tanzania - 0.1%
605,615	Helios Towers PLC*	$ 791,609
	Thailand - 0.5%
232,392	Kasikornbank PCL	853,560
56,996	Kasikornbank PCL NVDR	209,254
3,937,506	Thai Beverage PCL	1,892,201
855,359	Thai Union Group PCL Class F	345,676
		3,300,691
	Turkey - 0.2%
48,781	Coca-Cola Icecek AS	590,864
47,828	Eldorado Gold Corp.*	528,499
207,203	Ulker Biskuvi Sanayi AS*	319,569
		1,438,932
	United Kingdom - 7.3%
62,384	AstraZeneca PLC	9,180,613
158,247	Babcock International Group PLC*	632,577
314,272	BAE Systems PLC	4,003,819
445,192	BP PLC	2,986,791
16,115	British American Tobacco PLC	595,382
94,466	British Land Co. PLC REIT	475,942
464,988	BT Group PLC	928,717
65,884	Compass Group PLC	1,738,083
21,807	Croda International PLC	1,915,950
66,432	Diageo PLC	3,030,368
155,534	easyJet PLC*	975,800
475,569	Hays PLC	682,277
41,313	Imperial Brands PLC	1,022,665
150,112	J Sainsbury PLC	521,640
202,133	Kingfisher PLC	655,133
64,736	Land Securities Group PLC REIT	549,339
82,951	Marks & Spencer Group PLC*	171,634
81,614	National Grid PLC	1,170,175
95,947	Pagegroup PLC	547,563
48,592	Reckitt Benckiser Group PLC	3,926,708
218,996	Smith & Nephew PLC	3,606,812
110,909	Smiths Group PLC	2,345,132
217,777	Standard Chartered PLC	1,725,476
51,972	SThree PLC	275,306
62,715	Unilever PLC	3,493,052
119,786	Vanquis Banking Group PLC	338,717
127,488	WPP PLC	1,485,798
		48,981,469
	United States - 6.5%
10,808	CSL Ltd.	2,157,673
94,050	Experian PLC	3,329,829
131,285	GSK PLC	2,367,484
18,472	Holcim AG*	1,220,495
45,273	James Hardie Industries PLC CDI	1,010,272
64,603	Las Vegas Sands Corp.*	4,124,902
11,120	Linde PLC	4,085,807
10,655	Lululemon Athletica, Inc.*	4,048,154
32,360	Nestle SA	4,151,450
21,200	QIAGEN NV*	948,080
10,733	Roche Holding AG	3,360,933
5,502	Rubicon Earnout Shares*(3)(4)	275
73,363	Rubicon Technology, Inc. Class B*(3)(4)	33,013
73,363	Rubicon Technology, Inc. Class V*(3)(4)	—
73,363	Rubicon TRA Placeholder(3)(4)	8,070
67,984	Schlumberger NV	3,355,011

The accompanying notes are an integral part of these financial statements.
28

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	United States - 6.5% - (continued)
46,773	Schneider Electric SE	$ 8,156,828
16,188	Tory Burch LLC*(3)(4)	694,783
		43,053,059
	Total Common Stocks (cost $559,208,914)	$ 636,145,927
CLOSED END FUNDS - 0.1%
	Canada - 0.1%
30,975	Sprott Physical Uranium Trust	$ 372,198
	Total Closed End Funds (cost $193,261)	$ 372,198
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
243,469	Essence Group Holdings Corp. Series 3*(3)(4)	$ 382,246
38,688	Lookout, Inc. Series F*(3)(4)	310,278
	Total Convertible Preferred Stocks (cost $826,934)	$ 692,524
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
4,954	iShares Core MSCI EAFE ETF	$ 340,687
	Total Exchange-Traded Funds (cost $292,371)	$ 340,687
PREFERRED STOCKS - 1.3%
	Brazil - 0.6%
208,200	Itau Unibanco Holding SA (Preference Shares)	$ 1,081,949
1,191,661	Itausa SA (Preference Shares)	2,073,784
1,293,800	Raizen SA (Preference Shares)	827,463
		3,983,196
	Chile - 0.1%
287,263	Embotelladora Andina SA (Preference Shares)	719,608
	Germany - 0.6%
15,180	FUCHS PETROLUB SE (Preference Shares)	599,715
12,725	Henkel AG & Co. KGaA (Preference Shares)	1,028,797
16,267	Volkswagen AG (Preference Shares)	2,221,255
		3,849,767
	Total Preferred Stocks (cost $7,936,666)	$ 8,552,571
RIGHTS - 0.0%
	Brazil - 0.0%
539	Localiza Rent a Car SA Expires 05/11/2023*	$ 1,854
	Total Rights (cost $—)	$ 1,854
	Total Long-Term Investments (cost $568,458,146)	$ 646,105,761
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.5%
$ 3,080,543	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $3,081,773; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $3,142,174	$ 3,080,543
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.4% - (continued)
	Securities Lending Collateral - 0.9%
970,747	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(5)		$ 970,747
3,235,826	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(5)		3,235,826
970,748	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(5)		970,748
970,748	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(5)		970,748
			6,148,069
	Total Short-Term Investments (cost $9,228,612)		$ 9,228,612
	Total Investments (cost $577,686,758)	98.3%	$ 655,334,373
	Other Assets and Liabilities	1.7%	11,263,653
	Total Net Assets	100.0%	$ 666,598,026
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $17,556,973, representing 2.6% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,428,665 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	$ 384,997	$ 382,246

The accompanying notes are an integral part of these financial statements.
29

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$ 441,937	$ 310,278
09/2015	Rubicon Earnout Shares	5,502	—	275
09/2022	Rubicon Technology, Inc. Class V	73,363	—	—
09/2015	Rubicon Technology, Inc. Class B	73,363	313,599	33,013
09/2015	Rubicon TRA Placeholder	73,363	—	8,070
11/2013	Tory Burch LLC	16,188	1,268,749	694,783
			2,409,282	1,428,665

(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	118	06/15/2023	$ 14,284,845	$ 379,192
Total futures contracts				$ 379,192
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
30

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 11,141,232	$ 458,354	$ 10,682,878	$ —
Austria	6,080,450	—	6,080,450	—
Belgium	3,356,705	—	3,356,705	—
Brazil	11,053,871	11,053,871	—	—
Burkina Faso	793,061	793,061	—	—
Canada	27,686,709	27,686,709	—	—
Chile	886,941	886,941	—	—
China	58,170,507	9,398,142	48,772,365	—
Denmark	2,429,492	—	2,429,492	—
Egypt	504,005	—	504,005	—
Finland	5,837,734	—	5,837,734	—
France	55,496,553	121,837	55,374,716	—
Germany	28,790,574	—	28,790,574	—
Hong Kong	22,396,984	—	22,396,984	—
Hungary	297,275	297,275	—	—
India	19,169,027	5,444,166	13,724,861	—
Indonesia	5,452,086	—	5,452,086	—
Ireland	5,023,825	3,293,936	1,729,889	—
Italy	17,369,634	—	17,369,634	—
Japan	87,941,037	—	87,941,037	—
Luxembourg	799,016	—	799,016	—
Malaysia	2,506,112	1,000,127	1,505,985	—
Mexico	5,375,968	4,749,641	626,327	—
Netherlands	29,084,745	—	29,084,745	—
Nigeria	1,678,814	—	1,678,814	—
Norway	191,549	—	191,549	—
Philippines	1,109,262	—	1,109,262	—
Poland	557,874	—	557,874	—
Portugal	2,586,029	—	2,586,029	—
Russia	289,599	289,599	—	—
Saudi Arabia	3,178,678	3,178,678	—	—
South Africa	7,717,529	993,564	6,723,965	—
South Korea	27,226,240	—	27,226,240	—
Spain	10,677,418	—	10,677,418	—
Sweden	15,866,821	—	15,866,821	—
Switzerland	26,465,372	—	26,465,372	—
Taiwan	33,391,439	—	33,391,439	—
Tanzania	791,609	—	791,609	—
Thailand	3,300,691	345,676	2,955,015	—
Turkey	1,438,932	848,068	590,864	—
United Kingdom	48,981,469	614,023	48,367,446	—
United States	43,053,059	15,613,874	26,703,044	736,141
Closed End Funds	372,198	372,198	—	—
Convertible Preferred Stocks	692,524	—	—	692,524
Exchange-Traded Funds	340,687	340,687	—	—
Preferred Stocks	8,552,571	4,702,804	3,849,767	—
Rights	1,854	1,854	—	—
Short-Term Investments	9,228,612	6,148,069	3,080,543	—
Futures Contracts(2)	379,192	379,192	—	—
Total	$ 655,713,565	$ 99,012,346	$ 555,272,554	$ 1,428,665

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
31

The Hartford International Growth Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Australia - 3.4%
54,994	Flutter Entertainment PLC*	$ 11,020,679
	Austria - 2.1%
183,231	Erste Group Bank AG	6,662,134
	China - 8.6%
422,400	ANTA Sports Products Ltd.	5,248,836
197,664	BYD Co. Ltd. Class H	5,994,406
126,980	H World Group Ltd. ADR*	5,955,362
232,649	Tencent Holdings Ltd.	10,333,364
		27,531,968
	France - 10.9%
224,654	Accor SA*	7,970,073
80,563	Airbus SE	11,281,614
30,935	Capgemini SE	5,641,224
21,170	L'Oreal SA(1)	10,117,502
		35,010,413
	Germany - 2.5%
219,734	Infineon Technologies AG	8,002,003
	Hong Kong - 3.4%
140,029	Hong Kong Exchanges & Clearing Ltd.	5,813,570
466,254	Techtronic Industries Co. Ltd.	5,044,163
		10,857,733
	India - 2.0%
109,956	Reliance Industries Ltd. GDR(2)	6,552,952
	Ireland - 2.2%
72,548	Ryanair Holdings PLC ADR*	6,934,863
	Italy - 6.7%
494,341	Davide Campari-Milano NV	6,370,804
26,535	Ferrari NV	7,393,862
105,971	Moncler SpA	7,861,052
		21,625,718
	Japan - 5.6%
15,277	Keyence Corp.	6,889,256
167,080	Shin-Etsu Chemical Co. Ltd.	4,767,764
70,435	Sony Group Corp.	6,372,515
		18,029,535
	Netherlands - 8.7%
4,189	Adyen NV*(2)	6,731,103
10,802	ASML Holding NV	6,855,083
72,139	Heineken NV	8,283,374
274,225	Universal Music Group NV	5,991,109
		27,860,669
	South Africa - 2.3%
243,458	Anglo American PLC	7,501,955
	South Korea - 3.7%
12,901	LG Energy Solution Ltd.*	5,622,714
126,552	Samsung Electronics Co. Ltd.	6,226,875
		11,849,589
	Spain - 2.4%
180,593	Cellnex Telecom SA(2)	7,603,687
	Sweden - 4.1%
274,869	Assa Abloy AB Class B	6,549,029
327,552	Sandvik AB(1)	6,672,172
		13,221,201
	Switzerland - 6.8%
113,930	Julius Baer Group Ltd.	8,163,789
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.4% - (continued)
	Switzerland - 6.8% - (continued)
12,546	Lonza Group AG		$ 7,824,188
6,194	Partners Group Holding AG		6,012,719
			22,000,696
	Taiwan - 6.6%
2,083,848	Hon Hai Precision Industry Co. Ltd.		7,100,813
861,107	Taiwan Semiconductor Manufacturing Co. Ltd.		14,101,138
			21,201,951
	United Kingdom - 3.6%
78,415	AstraZeneca PLC		11,539,781
	United States - 10.8%
142,101	Las Vegas Sands Corp.*		9,073,149
22,392	Lululemon Athletica, Inc.*		8,507,393
142,570	Schlumberger NV		7,035,829
57,007	Schneider Electric SE		9,941,554
			34,557,925
	Total Common Stocks (cost $241,118,981)		$ 309,565,452
PREFERRED STOCKS - 1.5%
	Germany - 1.5%
34,295	Volkswagen AG (Preference Shares)		$ 4,682,974
	Total Preferred Stocks (cost $5,314,818)		$ 4,682,974
	Total Long-Term Investments (cost $246,433,799)		$ 314,248,426
SHORT-TERM INVESTMENTS - 5.0%
	Repurchase Agreements - 0.3%
$ 950,184	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $950,563; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $969,284		$ 950,184
	Securities Lending Collateral - 4.7%
2,414,390	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(3)		2,414,390
8,047,968	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(3)		8,047,968
2,414,390	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(3)		2,414,390
2,414,390	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(3)		2,414,390
			15,291,138
	Total Short-Term Investments (cost $16,241,322)		$ 16,241,322
	Total Investments (cost $262,675,121)	102.9%	$ 330,489,748
	Other Assets and Liabilities	(2.9)%	(9,403,833)
	Total Net Assets	100.0%	$ 321,085,915
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
32

The Hartford International Growth Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $20,887,742, representing 6.5% of net assets.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 11,020,679	$ —	$ 11,020,679	$ —
Austria	6,662,134	—	6,662,134	—
China	27,531,968	5,955,362	21,576,606	—
France	35,010,413	—	35,010,413	—
Germany	8,002,003	—	8,002,003	—
Hong Kong	10,857,733	—	10,857,733	—
India	6,552,952	—	6,552,952	—
Ireland	6,934,863	6,934,863	—	—
Italy	21,625,718	2,416,645	19,209,073	—
Japan	18,029,535	—	18,029,535	—
Netherlands	27,860,669	—	27,860,669	—
South Africa	7,501,955	—	7,501,955	—
South Korea	11,849,589	—	11,849,589	—
Spain	7,603,687	—	7,603,687	—
Sweden	13,221,201	—	13,221,201	—
Switzerland	22,000,696	—	22,000,696	—
Taiwan	21,201,951	—	21,201,951	—
United Kingdom	11,539,781	—	11,539,781	—
United States	34,557,925	24,616,371	9,941,554	—
Preferred Stocks	4,682,974	—	4,682,974	—
Short-Term Investments	16,241,322	15,291,138	950,184	—
Total	$ 330,489,748	$ 55,214,379	$ 275,275,369	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
33

The Hartford International Opportunities Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9%
	Australia - 2.1%
2,658,806	Allkem Ltd.*	$ 21,835,436
1,017,405	Rio Tinto PLC	64,678,839
		86,514,275
	Brazil - 1.1%
3,905,305	Localiza Rent a Car SA	45,420,174
	Canada - 5.9%
252,191	Brookfield Asset Management Ltd. Class A	8,454,444
858,341	Cameco Corp.	23,599,072
861,417	Canadian Pacific Kansas City Ltd.	67,903,706
2,486,819	Cenovus Energy, Inc.	41,739,133
23,071	Constellation Software, Inc.	45,156,393
1,445,103	Pembina Pipeline Corp.	47,571,018
57,660	Ritchie Bros Auctioneers, Inc.(1)	3,299,113
		237,722,879
	China - 10.0%
984,500	BYD Co. Ltd. Class H	29,856,183
1,344,900	China Tourism Group Duty Free Corp. Ltd. Class A	31,377,634
1,167,384	ENN Energy Holdings Ltd.	16,006,708
1,766,572	KE Holdings, Inc. ADR*	27,717,515
5,589,068	Li Ning Co. Ltd.	39,970,868
2,720,845	Meituan Class B*(2)	46,500,462
9,681,000	Ping An Insurance Group Co. of China Ltd. Class H	70,627,935
1,341,495	Proya Cosmetics Co. Ltd. Class A	32,561,998
3,550,600	Shanghai International Airport Co. Ltd. Class A*	27,574,148
1,840,757	Tencent Holdings Ltd.	81,759,268
		403,952,719
	Denmark - 1.0%
176,961	Ascendis Pharma AS ADR*	12,380,191
73,632	Genmab AS*	30,260,139
		42,640,330
	Finland - 0.9%
8,593,587	Nokia Oyj	36,360,766
	France - 10.2%
641,414	Airbus SE(1)	89,820,205
2,185,164	AXA SA	71,324,153
1,254,331	Bureau Veritas SA	36,168,762
11,197	Hermes International	24,309,532
97,681	L'Oreal SA(1)	46,683,409
43,503	LVMH Moet Hennessy Louis Vuitton SE(1)	41,844,716
242,334	Pernod Ricard SA	55,966,814
827,195	Renault SA*	30,724,469
1,563,806	Vallourec SA*	17,863,729
		414,705,789
	Germany - 8.1%
5,015,510	Commerzbank AG*	55,737,904
3,564,915	Deutsche Telekom AG	85,956,431
1,051,491	Infineon Technologies AG	38,291,908
1,283,991	RWE AG*	60,201,508
525,483	Siemens AG	86,616,575
		326,804,326
	Hong Kong - 2.6%
379,900	Hong Kong Exchanges & Clearing Ltd.	15,772,270
4,518,069	Prudential PLC	69,131,124
1,781,623	Techtronic Industries Co. Ltd.	19,274,465
		104,177,859
	India - 2.6%
1,413,197	Axis Bank Ltd.	14,917,568
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	India - 2.6% - (continued)
1,563,409	Larsen & Toubro Ltd.	$ 45,327,092
1,534,784	Reliance Industries Ltd.	45,578,704
		105,823,364
	Indonesia - 0.9%
56,090,900	Bank Central Asia Tbk PT	34,711,908
	Ireland - 0.5%
428,385	CRH PLC	20,789,995
	Italy - 1.7%
207,502	Ferrari NV	57,820,090
772,864	FinecoBank Banca Fineco SpA	11,714,830
		69,534,920
	Japan - 12.3%
1,260,400	Dai-ichi Life Holdings, Inc.	23,444,406
252,300	Fast Retailing Co. Ltd.	59,745,053
289,800	Hoya Corp.	30,386,973
738,100	Kao Corp.	29,825,489
156,294	Keyence Corp.	70,481,729
7,802,800	Mitsubishi UFJ Financial Group, Inc.	48,841,883
712,000	Oriental Land Co. Ltd.	25,197,094
943,600	Sony Group Corp.	85,370,984
529,525	Sysmex Corp.	34,060,733
2,273,753	T&D Holdings, Inc.	27,845,175
568,200	Tokyo Electron Ltd.	65,062,017
		500,261,536
	Netherlands - 2.0%
1,883,898	Shell PLC	58,240,226
173,121	Wolters Kluwer NV	22,937,440
		81,177,666
	South Africa - 1.3%
1,750,008	Anglo American PLC	53,925,036
	South Korea - 1.0%
811,039	Samsung Electronics Co. Ltd.	39,906,432
	Spain - 2.4%
7,549,406	Iberdrola SA	97,825,951
	Switzerland - 6.6%
909,343	Alcon, Inc.	66,215,006
94,639	Lonza Group AG	59,020,673
1,318,428	Novartis AG	134,867,103
7,312	Partners Group Holding AG	7,097,998
		267,200,780
	Taiwan - 2.8%
6,915,440	Taiwan Semiconductor Manufacturing Co. Ltd.	113,244,435
	Thailand - 1.0%
11,444,114	Kasikornbank PCL	42,033,471
	United Kingdom - 13.2%
3,214,600	Allfunds Group PLC*	21,325,743
718,891	AstraZeneca PLC	105,794,109
7,329,798	BAE Systems PLC	93,381,486
400,774	CNH Industrial NV	5,639,626
852,827	Diageo PLC	38,902,632
11,748,248	HSBC Holdings PLC	84,673,691
526,265	London Stock Exchange Group PLC	55,254,283
2,328,663	Unilever PLC	129,664,916
		534,636,486
	United States - 3.7%
70,906	CyberArk Software Ltd.*	8,834,888
212,810	Linde PLC	78,192,502
188,590	Nestle SA	24,194,128
77,071	Roche Holding AG	24,134,024

The accompanying notes are an integral part of these financial statements.
34

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.9% - (continued)
	United States - 3.7% - (continued)
22,464	Schneider Electric SE		$ 3,917,538
850,273	Tenaris SA		12,163,384
			151,436,464
	Total Common Stocks (cost $3,351,035,106)		$ 3,810,807,561
EXCHANGE-TRADED FUNDS - 2.9%
	Other Investment Pools & Funds - 2.9%
2,352,764	iShares MSCI ACWI ex U.S. ETF		$ 116,885,315
	Total Exchange-Traded Funds (cost $112,940,853)		$ 116,885,315
PREFERRED STOCKS - 1.0%
	Brazil - 1.0%
14,912,900	Banco Bradesco SA (Preference Shares)		$ 41,409,773
	Total Preferred Stocks (cost $42,697,736)		$ 41,409,773
RIGHTS - 0.0%
	Brazil - 0.0%
17,473	Localiza Rent a Car SA Expires 05/11/2023*		$ 60,114
	Total Rights (cost $—)		$ 60,114
	Total Long-Term Investments (cost $3,506,673,695)		$ 3,969,162,763
SHORT-TERM INVESTMENTS - 3.0%
	Repurchase Agreements - 0.4%
$ 15,889,954	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $15,896,297; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $16,207,829		$ 15,889,954
	Securities Lending Collateral - 2.6%
16,887,726	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(3)		16,887,726
56,292,422	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(3)		56,292,422
16,887,727	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(3)		16,887,727
16,887,727	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(3)		16,887,727
			106,955,602
	Total Short-Term Investments (cost $122,845,556)		$ 122,845,556
	Total Investments (cost $3,629,519,251)	100.8%	$ 4,092,008,319
	Other Assets and Liabilities	(0.8)%	(33,965,087)
	Total Net Assets	100.0%	$ 4,058,043,232
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of this security was $46,500,462, representing 1.1% of net assets.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
35

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 86,514,275	$ —	$ 86,514,275	$ —
Brazil	45,420,174	45,420,174	—	—
Canada	237,722,879	237,722,879	—	—
China	403,952,719	27,717,515	376,235,204	—
Denmark	42,640,330	12,380,191	30,260,139	—
Finland	36,360,766	—	36,360,766	—
France	414,705,789	—	414,705,789	—
Germany	326,804,326	—	326,804,326	—
Hong Kong	104,177,859	—	104,177,859	—
India	105,823,364	—	105,823,364	—
Indonesia	34,711,908	—	34,711,908	—
Ireland	20,789,995	—	20,789,995	—
Italy	69,534,920	—	69,534,920	—
Japan	500,261,536	—	500,261,536	—
Netherlands	81,177,666	—	81,177,666	—
South Africa	53,925,036	—	53,925,036	—
South Korea	39,906,432	—	39,906,432	—
Spain	97,825,951	—	97,825,951	—
Switzerland	267,200,780	—	267,200,780	—
Taiwan	113,244,435	—	113,244,435	—
Thailand	42,033,471	—	42,033,471	—
United Kingdom	534,636,486	—	534,636,486	—
United States	151,436,464	87,027,390	64,409,074	—
Exchange-Traded Funds	116,885,315	116,885,315	—	—
Preferred Stocks	41,409,773	41,409,773	—	—
Rights	60,114	60,114	—	—
Short-Term Investments	122,845,556	106,955,602	15,889,954	—
Total	$ 4,092,008,319	$ 675,578,953	$ 3,416,429,366	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
36

The Hartford International Value Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4%
	Australia - 0.4%
2,431,711	Austal Ltd.	$ 2,668,795
4,040,671	OceanaGold Corp.	9,245,363
		11,914,158
	Austria - 1.6%
1,567,860	ams-OSRAM AG*	10,827,760
678,319	Erste Group Bank AG	24,663,141
1,102,387	Mondi PLC	17,566,901
223,645	Zumtobel Group AG	1,756,677
		54,814,479
	Belgium - 1.1%
459,524	Ageas SA	20,474,349
858,281	bpost SA	4,222,754
1,514,935	Proximus SADP	12,914,186
		37,611,289
	Brazil - 2.9%
7,123,360	Atacadao SA	15,352,684
8,248,042	Banco Bradesco SA ADR(1)	23,094,518
7,984,120	Caixa Seguridade Participacoes SA	15,142,904
1,076,744	Cia de Saneamento Basico do Estado de Sao Paulo SABESP*	9,958,338
2,280,857	Telefonica Brasil SA	18,803,649
5,364,457	Ultrapar Participacoes SA	15,530,446
		97,882,539
	Burkina Faso - 0.5%
608,061	Endeavour Mining PLC	15,654,255
	Canada - 1.8%
680,031	ARC Resources Ltd.	8,447,372
1,228,488	Barrick Gold Corp.	23,357,457
377,016	Cameco Corp.	10,365,609
1,557,257	Centerra Gold, Inc.	10,528,453
793,541	Kinross Gold Corp.	4,007,382
1,262,618	Trican Well Service Ltd.	2,954,201
		59,660,474
	Chile - 0.7%
489,652	Cia Cervecerias Unidas SA ADR(1)	7,868,708
956,674	Embotelladora Andina SA Class B, ADR	14,464,911
		22,333,619
	China - 0.8%
175,755	Baidu, Inc. Class A*	2,645,446
17,224,799	China BlueChemical Ltd. Class H	4,553,038
130,645,302	China Reinsurance Group Corp. Class H	10,008,842
21,080,193	Dongfeng Motor Group Co. Ltd. Class H	10,085,821
		27,293,147
	Egypt - 0.3%
7,844,981	Centamin PLC	10,181,834
	Finland - 1.2%
5,093,245	Nokia Oyj	21,550,290
1,633,105	Wartsila OYJ Abp	18,939,334
		40,489,624
	France - 11.0%
1,414,950	AXA SA(1)	46,184,227
549,399	BNP Paribas SA	35,498,545
1,024,740	Carrefour SA	21,315,215
523,173	Cie de Saint-Gobain	30,288,946
77,810	Criteo SA ADR*	2,447,125
36,850	Dassault Aviation SA	7,201,144
2,617,262	Engie SA(1)	41,887,413
259,329	Imerys SA	10,660,608
704,474	Metropole Television SA	11,373,620
2,266,438	Orange SA	29,499,764
376,179	Quadient SA	7,477,732
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	France - 11.0% - (continued)
439,536	Renault SA*	$ 16,325,667
940,260	Societe Generale SA	22,837,282
1,590,499	Television Francaise 1(1)	12,817,472
995,884	TotalEnergies SE	63,636,899
228,966	Vicat SA	6,679,841
		366,131,500
	Germany - 4.4%
1,871,605	CECONOMY AG*	5,711,317
199,285	Continental AG	13,983,262
865,964	Daimler Truck Holding AG*	28,614,013
246,183	Duerr AG	8,541,803
656,948	Evonik Industries AG	14,338,865
834,885	Fresenius SE & Co. KGaA	24,189,932
420,932	HeidelbergCement AG	31,882,055
247,712	Mercedes-Benz Group AG	19,318,070
		146,579,317
	Hong Kong - 2.0%
1,906,508	ASMPT Ltd.	14,989,259
3,297,711	CK Asset Holdings Ltd.	19,499,766
1,565,514	Dah Sing Financial Holdings Ltd.	4,010,728
2,672,955	PAX Global Technology Ltd.	2,201,823
31,261,022	WH Group Ltd.(2)	17,404,213
4,805,645	Yue Yuen Industrial Holdings Ltd.	7,232,144
		65,337,933
	Hungary - 0.1%
3,148,196	Magyar Telekom Telecommunications PLC*	3,961,379
	India - 0.6%
3,173,652	Canara Bank	12,383,854
3,732,389	Oil & Natural Gas Corp. Ltd.	7,279,095
		19,662,949
	Indonesia - 0.4%
33,209,503	Bank Mandiri Persero Tbk PT	11,739,552
20,207,035	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,399,216
		13,138,768
	Ireland - 1.0%
3,704,069	AIB Group PLC	15,929,632
1,791,104	Bank of Ireland Group PLC	18,525,238
		34,454,870
	Italy - 4.3%
1,220,076	Assicurazioni Generali SpA	25,411,886
6,268,558	BPER Banca	17,606,479
457,253	De' Longhi SpA	10,624,701
2,831,610	Eni SpA	42,778,315
2,359,971	UniCredit SpA	46,763,953
		143,185,334
	Japan - 26.0%
170,867	Adastria Co. Ltd.	3,222,327
298,600	Aeon Delight Co. Ltd.	6,617,227
873,396	Alfresa Holdings Corp.	12,646,327
1,099,930	Alps Alpine Co. Ltd.	10,042,420
1,523,170	Amada Co. Ltd.	14,221,828
848,338	ASKUL Corp.	11,305,639
69,819	Benesse Holdings, Inc.	1,002,086
1,201,279	Chiyoda Corp.*	3,543,948
117,443	CMIC Holdings Co. Ltd.	1,681,181
310,319	Cosel Co. Ltd.	2,482,818
1,196,563	Dai-ichi Life Holdings, Inc.	22,256,989
867,799	DeNA Co. Ltd.	12,188,007
343,560	Dowa Holdings Co. Ltd.	11,224,268
139,761	Eisai Co. Ltd.	8,064,671
579,209	Fuji Media Holdings, Inc.	5,429,910
968,670	Hakuhodo DY Holdings, Inc.	11,414,161

The accompanying notes are an integral part of these financial statements.
37

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	Japan - 26.0% - (continued)
2,185,432	Hino Motors Ltd.*	$ 8,610,855
254,449	Hisaka Works Ltd.	1,707,814
1,412,551	Honda Motor Co. Ltd.	37,465,121
372,920	Ichiyoshi Securities Co. Ltd.	1,620,601
1,474,178	Inpex Corp.	16,131,997
1,537,526	Isuzu Motors Ltd.	18,156,670
640,182	Japan Airlines Co. Ltd.	12,212,491
1,154,067	JGC Holdings Corp.	14,437,684
1,366,519	Kirin Holdings Co. Ltd.	22,199,531
241,480	Kissei Pharmaceutical Co. Ltd.	4,892,236
401,157	Kyoei Steel Ltd.	5,423,920
357,321	Makino Milling Machine Co. Ltd.	13,069,688
754,176	Makita Corp.	21,275,826
483,199	Maruichi Steel Tube Ltd.	10,930,489
469,717	Maxell Ltd.	5,173,283
168,390	Miraial Co. Ltd.	1,876,319
1,491,731	Mitsubishi Estate Co. Ltd.	18,384,542
5,703,700	Mitsubishi UFJ Financial Group, Inc.	35,702,498
748,211	MS&AD Insurance Group Holdings, Inc.	24,558,007
172,906	Neturen Co. Ltd.	918,268
1,218,260	Nikon Corp.	12,593,239
293,069	Nippon Chemi-Con Corp.*	4,373,916
1,255,266	Nippon Television Holdings, Inc.	11,295,516
5,633,728	Nissan Motor Co. Ltd.	20,543,020
1,178,470	NOK Corp.	15,881,147
1,770,232	Nomura Holdings, Inc.	6,346,105
265,326	OKUMA Corp.	11,782,225
833,719	Ono Pharmaceutical Co. Ltd.	16,787,010
659,160	OSG Corp.	9,259,682
189,717	Paramount Bed Holdings Co. Ltd.	3,364,210
4,023,102	Resona Holdings, Inc.	20,050,981
176,527	Sanyo Shokai Ltd.	2,075,529
893,954	Stanley Electric Co. Ltd.	20,165,722
1,042,928	Subaru Corp.	17,022,476
1,666,040	Sumitomo Electric Industries Ltd.	21,262,430
665,718	Sumitomo Heavy Industries Ltd.	16,085,077
740,436	Sumitomo Mitsui Trust Holdings, Inc.	26,691,012
1,283,713	Sumitomo Rubber Industries Ltd.	11,774,105
347,381	Sundrug Co. Ltd.	9,574,730
2,271,867	T&D Holdings, Inc.	27,822,078
267,069	Tachi-S Co. Ltd.	2,392,261
686,311	Taiheiyo Cement Corp.	12,306,334
728,062	Takeda Pharmaceutical Co. Ltd.	24,141,906
893,663	THK Co. Ltd.	20,049,279
911,135	Tochigi Bank Ltd.	1,860,450
867,817	Tokai Rika Co. Ltd.	11,988,024
152,015	Tokyo Seimitsu Co. Ltd.	5,608,137
547,515	Toyoda Gosei Co. Ltd.	9,389,815
460,920	Toyota Boshoku Corp.	7,295,783
971,795	TS Tech Co. Ltd.	13,104,127
238,421	Tsuruha Holdings, Inc.	15,615,551
854,057	TV Asahi Holdings Corp.	9,873,082
412,799	Unipres Corp.	2,875,550
507,827	Ushio, Inc.	6,317,145
421,125	Xebio Holdings Co. Ltd.	3,737,409
1,223,605	Yamato Holdings Co. Ltd.	21,018,580
145,835	Yodogawa Steel Works Ltd.	3,056,545
		867,471,835
	Luxembourg - 0.5%
342,024	RTL Group SA	16,032,075
	Malaysia - 0.4%
12,826,182	CIMB Group Holdings Bhd	14,572,101
	Mexico - 1.1%
1,377,715	Fresnillo PLC	12,329,426
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	Mexico - 1.1% - (continued)
12,701,281	Genomma Lab Internacional SAB de CV Class B	$ 10,547,019
4,512,593	Megacable Holdings SAB de CV	12,278,208
		35,154,653
	Netherlands - 5.6%
1,760,437	ABN AMRO Bank NV GDR(1)(2)	28,214,976
2,285,613	BNP Paribas Emissions- und Handelsgesellschaft mbH(1)	28,346,829
568,843	Fugro NV*	8,065,811
1,438,373	Koninklijke Philips NV	30,366,943
2,972,265	Shell PLC	91,332,219
		186,326,778
	Norway - 0.1%
529,645	Norsk Hydro ASA	3,897,690
	Philippines - 0.2%
5,053,072	Security Bank Corp.	8,429,291
	Poland - 0.3%
6,436,226	Orange Polska SA	11,213,730
	Russia - 0.1%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
185,611	VEON Ltd.*	3,686,234
894,717	VK Co. Ltd. GDR*(3)	—
		3,686,234
	South Africa - 1.4%
638,014	Anglo American PLC	19,659,869
230,650	Astral Foods Ltd.	2,118,563
383,109	MTN Group Ltd.	2,690,883
4,612,325	Nampak Ltd.*	226,929
10,562,050	Netcare Ltd.	9,224,037
18,016,953	Old Mutual Ltd.	11,460,620
		45,380,901
	South Korea - 3.7%
355,597	Coway Co. Ltd.	13,056,255
1,561,450	DGB Financial Group, Inc.	8,007,269
490,530	Hankook Tire & Technology Co. Ltd.	12,668,857
118,803	Hyundai Mobis Co. Ltd.	19,348,289
690,820	KB Financial Group, Inc.	25,640,612
808,165	KT Corp.	18,137,429
891,313	Shinhan Financial Group Co. Ltd.	23,334,937
715,424	Tongyang Life Insurance Co. Ltd.*	2,115,341
		122,308,989
	Spain - 0.7%
2,537,584	CaixaBank SA(1)	9,393,137
2,742,085	Prosegur Cia de Seguridad SA	5,260,582
9,928,766	Unicaja Banco SA(2)	10,076,529
		24,730,248
	Sweden - 1.4%
1,406,356	SKF AB Class B	25,471,446
3,922,501	Telefonaktiebolaget LM Ericsson Class B	21,596,084
		47,067,530
	Switzerland - 5.0%
634,781	Adecco Group AG*	21,834,278
77,333	Implenia AG	3,489,821
676,052	Novartis AG	69,155,976
70,810	Swatch Group AG	24,292,246
2,342,577	UBS Group AG*	47,677,453
		166,449,774

The accompanying notes are an integral part of these financial statements.
38

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	Taiwan - 1.0%
2,072,772	Catcher Technology Co. Ltd.	$ 12,227,529
5,161,626	Foxconn Technology Co. Ltd.	9,075,948
3,866,768	Hon Hai Precision Industry Co. Ltd.	13,176,198
		34,479,675
	Thailand - 0.8%
4,902,195	Kasikornbank PCL	18,005,437
723,380	Kasikornbank PCL NVDR	2,655,801
17,034,513	Thai Union Group PCL Class F	6,884,143
		27,545,381
	Turkey - 0.8%
963,173	Coca-Cola Icecek AS	11,666,511
939,680	Eldorado Gold Corp.*	10,383,464
3,009,957	Ulker Biskuvi Sanayi AS*	4,642,249
		26,692,224
	United Kingdom - 8.1%
3,172,947	Babcock International Group PLC*	12,683,542
8,962,716	BP PLC	60,130,812
321,921	British American Tobacco PLC	11,893,627
1,900,596	British Land Co. PLC REIT	9,575,660
9,379,903	BT Group PLC	18,734,402
3,106,482	easyJet PLC*	19,489,664
9,545,325	Hays PLC	13,694,233
2,990,056	J Sainsbury PLC	10,390,460
4,026,265	Kingfisher PLC	13,049,512
1,302,347	Land Securities Group PLC REIT	11,051,495
1,708,540	Marks & Spencer Group PLC*	3,535,131
1,997,985	Pagegroup PLC	11,402,372
4,450,097	Standard Chartered PLC	35,258,706
715,157	SThree PLC	3,788,332
1,928,949	Vanquis Banking Group PLC	5,454,466
2,598,132	WPP PLC	30,279,715
		270,412,129
	United States - 2.1%
2,593,914	GSK PLC	46,776,484
364,963	Holcim AG*	24,114,099
		70,890,583
	Total Common Stocks (cost $2,938,592,224)	$ 3,153,029,289
CLOSED END FUNDS - 0.2%
	Canada - 0.2%
444,619	Sprott Physical Uranium Trust	$ 5,342,582
	Total Closed End Funds (cost $2,888,650)	$ 5,342,582
PREFERRED STOCKS - 1.5%
	Brazil - 0.5%
25,895,500	Raizen SA (Preference Shares)	$ 16,561,740
	Germany - 1.0%
296,253	FUCHS PETROLUB SE (Preference Shares)	11,704,047
258,287	Henkel AG & Co. KGaA (Preference Shares)	20,882,122
		32,586,169
	Total Preferred Stocks (cost $43,195,974)	$ 49,147,909
	Total Long-Term Investments (cost $2,984,676,848)	$ 3,207,519,780
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.5%
	Repurchase Agreements - 0.6%
$ 20,534,835	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $20,543,032; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $20,945,574		$ 20,534,835
	Securities Lending Collateral - 2.9%
15,175,171	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		15,175,171
50,583,902	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		50,583,902
15,175,171	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		15,175,171
15,175,171	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		15,175,171
			96,109,415
	Total Short-Term Investments (cost $116,644,250)		$ 116,644,250
	Total Investments (cost $3,101,321,098)	99.6%	$ 3,324,164,030
	Other Assets and Liabilities	0.4%	14,723,126
	Total Net Assets	100.0%	$ 3,338,887,156
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $55,695,718, representing 1.7% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
39

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	400	06/16/2023	$ 42,992,000	$ 636,198
Total futures contracts				$ 636,198
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
40

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 11,914,158	$ 9,245,363	$ 2,668,795	$ —
Austria	54,814,479	—	54,814,479	—
Belgium	37,611,289	—	37,611,289	—
Brazil	97,882,539	97,882,539	—	—
Burkina Faso	15,654,255	15,654,255	—	—
Canada	59,660,474	59,660,474	—	—
Chile	22,333,619	22,333,619	—	—
China	27,293,147	—	27,293,147	—
Egypt	10,181,834	—	10,181,834	—
Finland	40,489,624	—	40,489,624	—
France	366,131,500	2,447,125	363,684,375	—
Germany	146,579,317	—	146,579,317	—
Hong Kong	65,337,933	—	65,337,933	—
Hungary	3,961,379	3,961,379	—	—
India	19,662,949	—	19,662,949	—
Indonesia	13,138,768	—	13,138,768	—
Ireland	34,454,870	—	34,454,870	—
Italy	143,185,334	—	143,185,334	—
Japan	867,471,835	—	867,471,835	—
Luxembourg	16,032,075	—	16,032,075	—
Malaysia	14,572,101	—	14,572,101	—
Mexico	35,154,653	22,825,227	12,329,426	—
Netherlands	186,326,778	—	186,326,778	—
Norway	3,897,690	—	3,897,690	—
Philippines	8,429,291	—	8,429,291	—
Poland	11,213,730	—	11,213,730	—
Russia	3,686,234	3,686,234	—	—
South Africa	45,380,901	2,345,492	43,035,409	—
South Korea	122,308,989	—	122,308,989	—
Spain	24,730,248	—	24,730,248	—
Sweden	47,067,530	—	47,067,530	—
Switzerland	166,449,774	—	166,449,774	—
Taiwan	34,479,675	—	34,479,675	—
Thailand	27,545,381	6,884,143	20,661,238	—
Turkey	26,692,224	15,025,713	11,666,511	—
United Kingdom	270,412,129	9,242,798	261,169,331	—
United States	70,890,583	—	70,890,583	—
Closed End Funds	5,342,582	5,342,582	—	—
Preferred Stocks	49,147,909	16,561,740	32,586,169	—
Short-Term Investments	116,644,250	96,109,415	20,534,835	—
Futures Contracts(2)	636,198	636,198	—	—
Total	$ 3,324,800,228	$ 389,844,296	$ 2,934,955,932	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
41

Hartford International/Global Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
SPI	Share Price Index
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
Bhd	Berhad
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
42

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Assets:
Investments in securities, at market value(1)	$ 118,235,784	$ 367,399,209	$ 173,141,657	$ 652,253,830
Repurchase agreements	427,584	1,204,392	2,361,393	3,080,543
Cash	1,675,200	4,708,262	9,271,366	12,130,854
Cash collateral due from broker on futures contracts	—	110,564	—	1,165,026
Cash collateral held for securities on loan	17,096	64,631	59,170	323,583
Foreign currency	24,139	562,518	20,021	894,118
Receivables:
From affiliates	6,284	13,427	6,250	—
Investment securities sold	510,140	—	1,288,461	458,050
Fund shares sold	142,956	420,369	944,902	115,399
Dividends and interest	144,981	1,215,460	257,548	2,222,201
Securities lending income	437	13,788	31	2,179
Variation margin on futures contracts	—	18,855	—	55,886
Tax reclaims	174,302	21,620	70,400	2,085,099
Other assets	83,214	94,669	87,979	50,694
Total assets	121,442,117	375,847,764	187,509,178	674,837,462
Liabilities:
Obligation to return securities lending collateral	341,929	1,292,628	1,183,404	6,471,652
Payables:
Investment securities purchased	173,727	—	460,955	535,002
Fund shares redeemed	101,424	147,111	259,750	453,646
Investment management fees	61,637	278,198	93,713	250,915
Transfer agent fees	14,486	52,513	29,640	175,208
Accounting services fees	8,720	30,986	13,102	46,777
Board of Directors' fees	418	1,844	526	2,458
Foreign taxes	—	175,871	16,203	201,052
Distribution fees	1,376	1,063	2,143	23,266
Accrued expenses	28,061	126,492	19,654	79,460
Total liabilities	731,778	2,106,706	2,079,090	8,239,436
Net assets	$ 120,710,339	$ 373,741,058	$ 185,430,088	$ 666,598,026
Summary of Net Assets:
Capital stock and paid-in-capital	$ 114,236,830	$ 429,699,454	$ 211,930,739	$ 627,244,215
Distributable earnings (loss)	6,473,509	(55,958,396)	(26,500,651)	39,353,811
Net assets	$ 120,710,339	$ 373,741,058	$ 185,430,088	$ 666,598,026
Shares authorized	175,000,000	660,000,000	225,000,000	560,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 14.80	$ 8.44	$ 13.21	$ 11.30
Maximum offering price per share	15.66	8.93	13.98	11.96
Shares outstanding	2,142,936	3,398,617	3,856,150	45,648,554
Net Assets	$ 31,709,667	$ 28,676,661	$ 50,931,166	$ 515,765,991
Class C: Net asset value per share	$ 14.47	$ 8.30	$ 12.77	$ 11.21
Shares outstanding	174,260	141,328	120,288	768,686
Net Assets	$ 2,522,381	$ 1,173,509	$ 1,536,386	$ 8,618,072
Class I: Net asset value per share	$ 14.55	$ 8.42	$ 13.17	$ 11.44
Shares outstanding	1,471,399	3,828,229	3,587,391	4,178,290
Net Assets	$ 21,407,959	$ 32,248,248	$ 47,233,712	$ 47,819,611
Class R3: Net asset value per share	$ 14.58	$ 8.41	$ 12.97	$ 11.23
Shares outstanding	4,963	32,471	423,964	978,261
Net Assets	$ 72,351	$ 272,971	$ 5,500,544	$ 10,982,539
Class R4: Net asset value per share	$ 14.55	$ 8.60	$ 13.18	$ 11.34
Shares outstanding	677	12,757	83,669	299,037
Net Assets	$ 9,847	$ 109,735	$ 1,102,366	$ 3,392,030
Class R5: Net asset value per share	$ 14.44	$ 8.34	$ 13.05	$ 9.90
Shares outstanding	411,110	5,106	56,248	41,688
Net Assets	$ 5,936,664	$ 42,609	$ 734,232	$ 412,676
The accompanying notes are an integral part of these financial statements.
43

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Class R6: Net asset value per share	$ 14.38	$ 8.42	$ 13.06	$ 11.50
Shares outstanding	45,596	49,332	1,476,692	939,045
Net Assets	$ 655,575	$ 415,249	$ 19,280,249	$ 10,800,073
Class Y: Net asset value per share	$ 14.78	$ 8.40	$ 13.08	$ 11.45
Shares outstanding	659,206	27,084,101	442,145	1,040,341
Net Assets	$ 9,740,077	$ 227,432,685	$ 5,785,119	$ 11,914,776
Class F: Net asset value per share	$ 14.94	$ 8.36	$ 13.15	$ 11.50
Shares outstanding	3,255,729	9,972,815	4,055,015	4,945,239
Net Assets	$ 48,655,818	$ 83,369,391	$ 53,326,314	$ 56,892,258
Cost of investments	$ 107,323,769	$ 372,646,057	$ 166,496,310	$ 577,686,758
Cost of foreign currency	$ 24,143	$ 563,086	$ 20,590	$ 895,191
(1) Includes Investment in securities on loan, at market value	$ 327,282	$ 2,582,924	$ 1,103,095	$ 6,064,957
The accompanying notes are an integral part of these financial statements.
44

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Assets:
Investments in securities, at market value(1)	$ 329,539,564	$ 4,076,118,365	$ 3,303,629,195
Repurchase agreements	950,184	15,889,954	20,534,835
Cash	3,732,882	62,860,406	80,780,789
Cash collateral due from broker on futures contracts	—	—	1,353,418
Cash collateral held for securities on loan	804,797	5,629,242	5,058,390
Foreign currency	442,385	17,109,570	2,294,160
Receivables:
From affiliates	10,553	—	—
Investment securities sold	665,554	—	1,375,384
Fund shares sold	145,122	6,424,649	5,506,446
Dividends and interest	471,947	9,918,834	21,423,694
Securities lending income	1,814	16,049	54,023
Tax reclaims	980,611	4,689,796	4,561,673
Other assets	80,103	113,375	179,465
Total assets	337,825,516	4,198,770,240	3,446,751,472
Liabilities:
Obligation to return securities lending collateral	16,095,935	112,584,844	101,167,805
Payables:
Investment securities purchased	—	20,993,227	1,833,015
Fund shares redeemed	276,279	3,008,305	2,137,234
Investment management fees	209,527	2,182,270	2,100,006
Transfer agent fees	54,994	428,782	257,718
Accounting services fees	27,989	237,536	150,210
Board of Directors' fees	1,917	13,271	4,179
Variation margin on futures contracts	—	—	131,549
Foreign taxes	—	1,068,451	—
Distribution fees	4,000	20,649	3,762
Accrued expenses	68,960	189,673	78,838
Total liabilities	16,739,601	140,727,008	107,864,316
Net assets	$ 321,085,915	$ 4,058,043,232	$ 3,338,887,156
Summary of Net Assets:
Capital stock and paid-in-capital	$ 281,590,050	$ 3,868,793,346	$ 3,475,737,815
Distributable earnings (loss)	39,495,865	189,249,886	(136,850,659)
Net assets	$ 321,085,915	$ 4,058,043,232	$ 3,338,887,156
Shares authorized	485,000,000	825,000,000	1,010,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 15.42	$ 16.51	$ 16.53
Maximum offering price per share	16.32	17.47	17.49
Shares outstanding	7,314,709	25,481,043	5,091,103
Net Assets	$ 112,816,966	$ 420,600,891	$ 84,135,549
Class C: Net asset value per share	$ 13.83	$ 14.05	$ 16.39
Shares outstanding	145,773	1,079,174	307,802
Net Assets	$ 2,015,703	$ 15,157,256	$ 5,044,417
Class I: Net asset value per share	$ 15.29	$ 16.38	$ 16.60
Shares outstanding	2,159,883	37,966,659	105,046,224
Net Assets	$ 33,023,777	$ 622,011,046	$ 1,743,903,045
Class R3: Net asset value per share	$ 15.60	$ 16.86	$ 16.58
Shares outstanding	33,427	1,659,147	42,499
Net Assets	$ 521,502	$ 27,972,810	$ 704,666
Class R4: Net asset value per share	$ 15.93	$ 17.20	$ 16.50
Shares outstanding	108,728	4,344,690	356,867
Net Assets	$ 1,732,191	$ 74,744,240	$ 5,886,756
Class R5: Net asset value per share	$ 16.07	$ 17.36	$ 16.66
Shares outstanding	477,659	16,248,088	2,380,043
Net Assets	$ 7,674,858	$ 282,043,162	$ 39,656,060
The accompanying notes are an integral part of these financial statements.
45

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Class R6: Net asset value per share	$ 16.15	$ 17.47	$ 17.04
Shares outstanding	156,257	64,685,685	17,679,410
Net Assets	$ 2,523,160	$ 1,130,251,566	$ 301,199,372
Class Y: Net asset value per share	$ 16.11	$ 17.47	$ 17.02
Shares outstanding	181,224	50,144,722	35,678,661
Net Assets	$ 2,918,713	$ 876,128,285	$ 607,350,706
Class F: Net asset value per share	$ 15.31	$ 16.39	$ 16.61
Shares outstanding	10,312,685	37,164,874	33,169,009
Net Assets	$ 157,859,045	$ 609,133,976	$ 551,006,585
Cost of investments	$ 262,675,121	$ 3,629,519,251	$ 3,101,321,098
Cost of foreign currency	$ 441,502	$ 17,106,047	$ 2,294,283
(1) Includes Investment in securities on loan, at market value	$ 15,297,145	$ 110,976,933	$ 127,512,601
The accompanying notes are an integral part of these financial statements.
46

Hartford International/Global Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Investment Income:
Dividends	$ 949,321	$ 7,808,523	$ 1,370,237	$ 9,461,174
Interest	65,837	102,038	163,508	280,811
Securities lending	2,301	124,413	6,041	25,261
Less: Foreign tax withheld	(45,306)	(707,881)	(99,432)	(1,005,449)
Total investment income, net	972,153	7,327,093	1,440,354	8,761,797
Expenses:
Investment management fees	351,548	1,693,716	548,467	1,479,074
Transfer agent fees
Class A	22,565	30,069	53,474	446,859
Class C	1,846	1,459	1,941	11,319
Class I	13,848	18,320	27,196	22,033
Class R3	62	283	5,947	10,827
Class R4	23	85	861	2,688
Class R5	61	23	236	415
Class R6	6	6	252	239
Class Y	4,062	119,014	3,571	4,220
Class F	769	565	315	645
Distribution fees
Class A	38,829	35,558	62,185	618,592
Class C	11,255	6,056	7,952	46,025
Class R3	151	648	14,082	26,373
Class R4	35	130	1,398	4,124
Custodian fees	8,297	98,470	7,415	38,854
Registration and filing fees	59,565	60,456	64,657	57,901
Accounting services fees	10,659	35,331	16,038	53,244
Board of Directors' fees	1,495	5,313	2,271	8,508
Audit and tax fees	15,705	33,525	16,294	34,204
Other expenses	15,119	36,294	15,728	50,544
Total expenses (before waivers, reimbursements and fees paid indirectly)	555,900	2,175,321	850,280	2,916,688
Expense waivers	(45,443)	(92,276)	(34,140)	—
Distribution fee reimbursements	(118)	(94)	(2,089)	(12,890)
Commission recapture	(18)	—	(436)	(52)
Total waivers, reimbursements and fees paid indirectly	(45,579)	(92,370)	(36,665)	(12,942)
Total expenses	510,321	2,082,951	813,615	2,903,746
Net Investment Income (Loss)	461,832	5,244,142	626,739	5,858,051
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	947,904	(8,527,090)	(5,178,250)	(2,968,293)
Less: Foreign taxes paid on realized capital gains	—	(323,211)	—	(34)
Futures contracts	—	(61,355)	—	680,893
Other foreign currency transactions	(14,013)	(296,599)	(20,412)	142,309
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	933,891	(9,208,255)	(5,198,662)	(2,145,125)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	10,908,758	65,626,450	11,731,245	128,281,328
Futures contracts	—	299,082	—	248,295
Translation of other assets and liabilities in foreign currencies	17,193	15,510	18,107	211,905
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	10,925,951	65,941,042	11,749,352	128,741,528
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	11,859,842	56,732,787	6,550,690	126,596,403
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 12,321,674	$ 61,976,929	$ 7,177,429	$ 132,454,454
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ 576,213	$ (11,523)	$ 71,297
The accompanying notes are an integral part of these financial statements.
47

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$ 3,491,779	$ 47,921,434	$ 56,002,335
Interest	96,153	1,608,507	2,357,460
Securities lending	1,814	189,123	275,165
Foreign withholding tax reclaims	—	584,905	—
Less: Foreign tax withheld	(382,139)	(3,966,212)	(6,507,485)
Total investment income, net	3,207,607	46,337,757	52,127,475
Expenses:
Investment management fees	1,314,755	12,673,238	10,635,761
Transfer agent fees
Class A	106,104	324,556	41,734
Class C	2,614	14,308	2,592
Class I	35,088	255,222	592,822
Class R3	516	28,136	728
Class R4	1,167	56,148	2,862
Class R5	2,266	136,260	16,021
Class R6	31	16,386	496
Class Y	4,283	442,415	188,623
Class F	853	4,035	902
Distribution fees
Class A	132,760	512,770	93,864
Class C	10,816	78,575	21,115
Class R3	1,274	67,515	1,829
Class R4	2,000	92,279	5,470
Custodian fees	7,458	47,444	68,333
Registration and filing fees	60,056	99,881	132,302
Accounting services fees	32,458	271,073	172,758
Board of Directors' fees	4,710	50,478	31,384
Audit and tax fees	15,639	20,768	21,114
Other expenses	50,309	196,143	127,673
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,785,157	15,387,630	12,158,383
Expense waivers	(63,515)	—	—
Transfer agent fee waivers	—	(62,905)	—
Distribution fee reimbursements	(1,876)	(5,664)	(258)
Commission recapture	—	(1,507)	(1,088)
Total waivers, reimbursements and fees paid indirectly	(65,391)	(70,076)	(1,346)
Total expenses	1,719,766	15,317,554	12,157,037
Net Investment Income (Loss)	1,487,841	31,020,203	39,970,438
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	381,875	(16,303,959)	11,652,526
Less: Foreign taxes paid on realized capital gains	—	(905,360)	650
Futures contracts	—	—	5,661,503
Other foreign currency transactions	(100,443)	1,094,383	898,423
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	281,432	(16,114,936)	18,213,102
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	88,279,384	634,459,917	490,963,371
Futures contracts	—	—	(136,401)
Translation of other assets and liabilities in foreign currencies	92,172	462,365	297,061
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	88,371,556	634,922,282	491,124,031
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	88,652,988	618,807,346	509,337,133
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 90,140,829	$ 649,827,549	$ 549,307,571
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ 338,693	$ —
The accompanying notes are an integral part of these financial statements.
48

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 461,832	$ 1,037,659	$ 5,244,142	$ 15,750,892
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	933,891	(5,634,756)	(9,208,255)	(38,039,956)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	10,925,951	(30,595,353)	65,941,042	(136,982,527)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,321,674	(35,192,450)	61,976,929	(159,271,591)
Distributions to Shareholders:
Class A	(218,412)	(1,869,145)	(927,012)	(749,726)
Class C	—	(106,547)	(31,217)	(22,534)
Class I	(231,803)	(1,093,236)	(1,135,787)	(811,325)
Class R3	(294)	(11,865)	(7,421)	(5,693)
Class R4	(226)	(16,040)	(3,291)	(6,875)
Class R5	(1,161)	(10,397)	(1,481)	(1,138)
Class R6	(4,639)	(16,752)	(14,502)	(2,634)
Class Y	(85,817)	(526,072)	(8,053,385)	(7,077,865)
Class F	(557,653)	(4,503,763)	(3,575,937)	(2,822,230)
Total distributions	(1,100,005)	(8,153,817)	(13,750,033)	(11,500,020)
Capital Share Transactions:
Sold	24,047,448	60,526,488	43,746,557	117,670,299
Issued on reinvestment of distributions	1,076,614	7,835,921	10,299,271	8,620,454
Redeemed	(21,552,623)	(72,752,195)	(75,743,812)	(108,146,442)
Net increase (decrease) from capital share transactions	3,571,439	(4,389,786)	(21,697,984)	18,144,311
Net Increase (Decrease) in Net Assets	14,793,108	(47,736,053)	26,528,912	(152,627,300)
Net Assets:
Beginning of period	105,917,231	153,653,284	347,212,146	499,839,446
End of period	$ 120,710,339	$ 105,917,231	$ 373,741,058	$ 347,212,146
The accompanying notes are an integral part of these financial statements.
49

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Global Impact Fund		Hartford International Equity Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 626,739	$ 1,494,697	$ 5,858,051	$ 16,207,637
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(5,198,662)	(11,635,930)	(2,145,125)	(21,283,329)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	11,749,352	(37,125,496)	128,741,528	(199,881,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,177,429	(47,266,729)	132,454,454	(204,956,743)
Distributions to Shareholders:
Class A	(229,419)	(1,421,568)	(12,825,236)	(20,659,482)
Class C	—	(63,767)	(146,711)	(383,513)
Class I	(372,479)	(1,265,664)	(1,348,243)	(2,328,487)
Class R3	(14,251)	(163,900)	(246,399)	(410,560)
Class R4	(5,997)	(24,132)	(83,236)	(149,391)
Class R5	(3,408)	(14,142)	(28,014)	(58,723)
Class R6	(193,752)	(306,485)	(357,587)	(2,020,404)
Class Y	(50,945)	(262,294)	(335,347)	(425,799)
Class F	(414,752)	(443,495)	(1,629,207)	(3,023,696)
Total distributions	(1,285,003)	(3,965,447)	(16,999,980)	(29,460,055)
Capital Share Transactions:
Sold	48,967,894	137,738,706	11,489,560	50,079,089
Issued on reinvestment of distributions	1,252,397	3,837,262	16,688,115	28,957,344
Redeemed	(29,711,431)	(71,915,128)	(56,253,005)	(171,899,055)
Net increase (decrease) from capital share transactions	20,508,860	69,660,840	(28,075,330)	(92,862,622)
Net Increase (Decrease) in Net Assets	26,401,286	18,428,664	87,379,144	(327,279,420)
Net Assets:
Beginning of period	159,028,802	140,600,138	579,218,882	906,498,302
End of period	$ 185,430,088	$ 159,028,802	$ 666,598,026	$ 579,218,882
The accompanying notes are an integral part of these financial statements.
50

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 1,487,841	$ 2,843,735	$ 31,020,203	$ 58,007,399
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	281,432	(28,308,593)	(16,114,936)	(280,803,552)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	88,371,556	(197,118,693)	634,922,282	(1,087,767,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	90,140,829	(222,583,551)	649,827,549	(1,310,563,815)
Distributions to Shareholders:
Class A	(755,113)	(833,791)	(2,366,960)	(53,507,848)
Class C	(54)	(18,546)	—	(2,835,674)
Class I	(419,384)	(2,003,096)	(5,260,071)	(59,136,788)
Class R3	(2,390)	(2,554)	(67,531)	(3,203,038)
Class R4	(11,481)	(13,555)	(390,387)	(10,054,949)
Class R5	(63,829)	(284,125)	(2,381,634)	(33,142,850)
Class R6	(16,189)	(78,131)	(8,985,084)	(97,984,207)
Class Y	(84,875)	(125,537)	(8,184,281)	(122,179,382)
Class F	(1,746,695)	(1,841,933)	(6,064,226)	(77,352,640)
Total distributions	(3,100,010)	(5,201,268)	(33,700,174)	(459,397,376)
Capital Share Transactions:
Sold	21,047,923	128,095,565	546,785,056	1,068,883,481
Issued on reinvestment of distributions	3,091,809	5,192,691	32,684,368	446,942,390
Redeemed	(148,323,260)	(226,987,369)	(586,064,114)	(1,086,445,821)
Net increase (decrease) from capital share transactions	(124,183,528)	(93,699,113)	(6,594,690)	429,380,050
Net Increase (Decrease) in Net Assets	(37,142,709)	(321,483,932)	609,532,685	(1,340,581,141)
Net Assets:
Beginning of period	358,228,624	679,712,556	3,448,510,547	4,789,091,688
End of period	$ 321,085,915	$ 358,228,624	$ 4,058,043,232	$ 3,448,510,547
The accompanying notes are an integral part of these financial statements.
51

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 39,970,438	$ 68,184,471
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	18,213,102	6,297,347
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	491,124,031	(485,803,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	549,307,571	(411,321,917)
Distributions to Shareholders:
Class A	(1,891,465)	(1,670,190)
Class C	(55,496)	(140,820)
Class I	(34,333,007)	(41,987,512)
Class R3	(16,785)	(17,706)
Class R4	(92,122)	(117,051)
Class R5	(948,868)	(1,165,270)
Class R6	(732,351)	(936,188)
Class Y	(14,829,134)	(13,689,174)
Class F	(16,200,784)	(7,836,276)
Total distributions	(69,100,012)	(67,560,187)
Capital Share Transactions:
Sold	1,268,423,235	1,426,085,899
Issued on reinvestment of distributions	67,962,632	66,322,631
Redeemed	(604,207,352)	(1,073,290,543)
Net increase (decrease) from capital share transactions	732,178,515	419,117,987
Net Increase (Decrease) in Net Assets	1,212,386,074	(59,764,117)
Net Assets:
Beginning of period	2,126,501,082	2,186,265,199
End of period	$ 3,338,887,156	$ 2,126,501,082
The accompanying notes are an integral part of these financial statements.
52

Hartford International/Global Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 13.37	$ 0.04	$ 1.49	$ 1.53	$ (0.10)	$ —	$ (0.10)	$ 14.80	11.52% (4)	$ 31,710	1.21% (5)	1.19% (5)	0.52% (5)	27%
C	13.03	(0.02)	1.46	1.44	—	—	—	14.47	11.05 (4)	2,522	1.98 (5)	1.94 (5)	(0.22) (5)	27
I	13.16	0.06	1.48	1.54	(0.15)	—	(0.15)	14.55	11.75 (4)	21,408	0.94 (5)	0.89 (5)	0.81 (5)	27
R3	13.15	0.02	1.48	1.50	(0.07)	—	(0.07)	14.58	11.46 (4)	72	1.52 (5)	1.41 (5)	0.33 (5)	27
R4	13.16	0.04	1.46	1.50	(0.11)	—	(0.11)	14.55	11.49 (4)	10	1.23 (5)	1.11 (5)	0.61 (5)	27
R5	13.07	0.07	1.46	1.53	(0.16)	—	(0.16)	14.44	11.77 (4)	5,937	0.82 (5)	0.81 (5)	1.00 (5)	27
R6	13.03	0.07	1.45	1.52	(0.17)	—	(0.17)	14.38	11.79 (4)	656	0.82 (5)	0.69 (5)	1.04 (5)	27
Y	13.37	0.07	1.50	1.57	(0.16)	—	(0.16)	14.78	11.83 (4)	9,740	0.91 (5)	0.79 (5)	0.93 (5)	27
F	13.53	0.08	1.50	1.58	(0.17)	—	(0.17)	14.94	11.80 (4)	48,656	0.82 (5)	0.69 (5)	1.03 (5)	27
For the Year Ended October 31, 2022
A	$ 18.26	$ 0.08	$ (4.08)	$ (4.00)	$ (0.03)	$ (0.86)	$ (0.89)	$ 13.37	(23.01)%	$ 30,372	1.21%	1.19%	0.49%	71%
C	17.92	(0.04)	(3.99)	(4.03)	—	(0.86)	(0.86)	13.03	(23.59)	2,010	2.00	1.94	(0.28)	71
I	18.00	0.12	(4.02)	(3.90)	(0.08)	(0.86)	(0.94)	13.16	(22.83)	21,338	0.94	0.89	0.80	71
R3	17.97	0.05	(4.01)	(3.96)	—	(0.86)	(0.86)	13.15	(23.11)	53	1.53	1.17	0.35	71
R4	17.96	0.10	(4.00)	(3.90)	(0.04)	(0.86)	(0.90)	13.16	(22.82)	26	1.23	0.97	0.63	71
R5	17.88	0.12	(3.98)	(3.86)	(0.09)	(0.86)	(0.95)	13.07	(22.75)	96	0.93	0.81	0.83	71
R6	17.82	0.11	(3.93)	(3.82)	(0.11)	(0.86)	(0.97)	13.03	(22.62)	348	0.82	0.69	0.76	71
Y	18.27	0.13	(4.07)	(3.94)	(0.10)	(0.86)	(0.96)	13.37	(22.74)	7,461	0.92	0.79	0.88	71
F	18.48	0.15	(4.13)	(3.98)	(0.11)	(0.86)	(0.97)	13.53	(22.68)	44,213	0.81	0.69	0.99	71
For the Year Ended October 31, 2021
A	$ 13.13	$ 0.06	$ 5.24	$ 5.30	$ (0.02)	$ (0.15)	$ (0.17)	$ 18.26	40.65%	$ 36,849	1.23%	1.17%	0.36%	36%
C	12.97	(0.07)	5.17	5.10	—	(0.15)	(0.15)	17.92	39.54	2,146	2.06	1.93	(0.42)	36
I	12.95	0.11	5.16	5.27	(0.07)	(0.15)	(0.22)	18.00	41.03	20,001	0.96	0.88	0.67	36
R3	12.90	0.07	5.15	5.22	—	(0.15)	(0.15)	17.97	40.70	245	1.56	1.08	0.44	36
R4	12.91	0.09	5.15	5.24	(0.04)	(0.15)	(0.19)	17.96	40.84	337	1.26	0.99	0.54	36
R5	12.87	0.12	5.12	5.24	(0.08)	(0.15)	(0.23)	17.88	41.09	195	0.96	0.81	0.71	36
R6	12.83	0.15	5.09	5.24	(0.10)	(0.15)	(0.25)	17.82	41.24	305	0.84	0.69	0.90	36
Y	13.15	0.13	5.23	5.36	(0.09)	(0.15)	(0.24)	18.27	41.08	10,014	0.95	0.79	0.78	36
F	13.29	0.14	5.30	5.44	(0.10)	(0.15)	(0.25)	18.48	41.32	83,559	0.84	0.69	0.83	36
For the Year Ended October 31, 2020
A	$ 10.92	$ 0.07	$ 2.42	$ 2.49	$ (0.05)	$ (0.23)	$ (0.28)	$ 13.13	23.27%	$ 9,476	1.49%	1.10%	0.58%	36%
C	10.93	(0.03)	2.40	2.37	(0.10)	(0.23)	(0.33)	12.97	22.24	403	2.33	1.94	(0.26)	36
I	10.78	0.10	2.39	2.49	(0.09)	(0.23)	(0.32)	12.95	23.58	3,649	1.21	0.83	0.86	36
R3	11.02	0.08	2.41	2.49	(0.38)	(0.23)	(0.61)	12.90	23.51	139	1.80	0.93	0.74	36
R4	10.93	0.09	2.39	2.48	(0.27)	(0.23)	(0.50)	12.91	23.48	229	1.50	0.93	0.76	36
R5	10.94	0.10	2.39	2.49	(0.33)	(0.23)	(0.56)	12.87	23.58	138	1.20	0.81	0.85	36
R6	10.96	0.11	2.39	2.50	(0.40)	(0.23)	(0.63)	12.83	23.73	139	1.08	0.69	0.97	36
Y	10.94	0.10	2.43	2.53	(0.09)	(0.23)	(0.32)	13.15	23.66	1,663	1.18	0.79	0.90	36
F	11.01	0.11	2.45	2.56	(0.05)	(0.23)	(0.28)	13.29	23.76	40,390	1.08	0.69	1.00	36
The accompanying notes are an integral part of these financial statements.
53

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund – (continued)
For the Year Ended October 31, 2019
A	$ 10.99	$ 0.11	$ 1.34	$ 1.45	$ (0.11)	$ (1.41)	$ (1.52)	$ 10.92	16.47%	$ 4,510	1.79%	1.08%	1.12%	50%
C	10.99	0.12	1.35	1.47	(0.12)	(1.41)	(1.53)	10.93	16.68	286	2.38	0.95	1.19	50
I	11.00	0.13	1.32	1.45	(0.26)	(1.41)	(1.67)	10.78	16.85	2,314	1.41	0.77	1.25	50
R3	10.98	0.14	1.43	1.57	(0.12)	(1.41)	(1.53)	11.02	17.77	112	1.85	0.75	1.39	50
R4	10.99	0.13	1.35	1.48	(0.13)	(1.41)	(1.54)	10.93	16.78	125	1.61	0.84	1.30	50
R5	10.99	0.13	1.36	1.49	(0.13)	(1.41)	(1.54)	10.94	16.88	112	1.35	0.79	1.35	50
R6	11.01	0.15	1.36	1.51	(0.15)	(1.41)	(1.56)	10.96	17.12	112	1.31	0.67	1.47	50
Y	11.00	0.14	1.35	1.49	(0.14)	(1.41)	(1.55)	10.94	17.00	804	1.36	0.71	1.39	50
F	11.06	0.16	1.34	1.50	(0.14)	(1.41)	(1.55)	11.01	16.88	11,696	1.41	0.69	1.52	50
For the Year Ended October 31, 2018
A	$ 13.64	$ 0.13	$ (1.65)	$ (1.52)	$ (0.06)	$ (1.07)	$ (1.13)	$ 10.99	(12.08)%	$ 4,266	1.64%	1.07%	1.04%	42%
C	13.62	0.14	(1.65)	(1.51)	(0.05)	(1.07)	(1.12)	10.99	(11.95)	1,425	2.34	0.97	1.13	42
I	13.68	0.15	(1.64)	(1.49)	(0.12)	(1.07)	(1.19)	11.00	(11.82)	8,157	1.26	0.76	1.25	42
R3	13.63	0.14	(1.65)	(1.51)	(0.07)	(1.07)	(1.14)	10.98	(12.02)	1,231	1.96	0.98	1.13	42
R4	13.64	0.14	(1.64)	(1.50)	(0.08)	(1.07)	(1.15)	10.99	(11.93)	1,247	1.66	0.92	1.18	42
R5	13.65	0.15	(1.65)	(1.50)	(0.09)	(1.07)	(1.16)	10.99	(11.84)	1,241	1.36	0.87	1.24	42
R6	13.66	0.17	(1.65)	(1.48)	(0.10)	(1.07)	(1.17)	11.01	(11.74)	1,244	1.24	0.75	1.35	42
Y	13.66	0.16	(1.64)	(1.48)	(0.11)	(1.07)	(1.18)	11.00	(11.77)	1,342	1.29	0.76	1.34	42
F	13.68	0.17	(1.67)	(1.50)	(0.05)	(1.07)	(1.12)	11.06	(11.78)	9,263	1.24	0.75	1.38	42
Hartford Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 7.40	$ 0.10	$ 1.22	$ 1.32	$ (0.28)	$ —	$ (0.28)	$ 8.44	18.01% (4)	$ 28,677	1.50% (5)	1.45% (5)	2.44% (5)	44%
C	7.26	0.07	1.18	1.25	(0.21)	—	(0.21)	8.30	17.44 (4)	1,174	2.28 (5)	2.20 (5)	1.68 (5)	44
I	7.40	0.11	1.21	1.32	(0.30)	—	(0.30)	8.42	18.04 (4)	32,248	1.16 (5)	1.16 (5)	2.73 (5)	44
R3	7.37	0.09	1.21	1.30	(0.26)	—	(0.26)	8.41	17.79 (4)	273	1.76 (5)	1.70 (5)	2.25 (5)	44
R4	7.54	0.10	1.24	1.34	(0.28)	—	(0.28)	8.60	17.95 (4)	110	1.46 (5)	1.45 (5)	2.45 (5)	44
R5	7.34	0.11	1.19	1.30	(0.30)	—	(0.30)	8.34	17.98 (4)	43	1.15 (5)	1.15 (5)	2.74 (5)	44
R6	7.40	0.12	1.22	1.34	(0.32)	—	(0.32)	8.42	18.31 (4)	415	1.05 (5)	0.98 (5)	2.91 (5)	44
Y	7.38	0.12	1.21	1.33	(0.31)	—	(0.31)	8.40	18.22 (4)	227,433	1.15 (5)	1.10 (5)	2.80 (5)	44
F	7.35	0.12	1.21	1.33	(0.32)	—	(0.32)	8.36	18.30 (4)	83,369	1.04 (5)	0.98 (5)	2.90 (5)	44
For the Year Ended October 31, 2022
A	$ 10.88	$ 0.29	$ (3.57)	$ (3.28)	$ (0.20)	$ —	$ (0.20)	$ 7.40	(30.68)%	$ 25,711	1.49%	1.45%	3.05%	79%
C	10.66	0.21	(3.49)	(3.28)	(0.12)	—	(0.12)	7.26	(31.09)	1,130	2.29	2.20	2.27	79
I	10.87	0.32	(3.56)	(3.24)	(0.23)	—	(0.23)	7.40	(30.43)	29,368	1.16	1.16	3.45	79
R3	10.83	0.26	(3.54)	(3.28)	(0.18)	—	(0.18)	7.37	(30.81)	249	1.76	1.70	2.78	79
R4	11.09	0.26	(3.61)	(3.35)	(0.20)	—	(0.20)	7.54	(30.73)	87	1.46	1.45	2.64	79
R5	10.78	0.31	(3.52)	(3.21)	(0.23)	—	(0.23)	7.34	(30.37)	36	1.16	1.15	3.35	79
R6	10.88	0.31	(3.54)	(3.23)	(0.25)	—	(0.25)	7.40	(30.34)	337	1.05	0.98	3.49	79
Y	10.85	0.32	(3.55)	(3.23)	(0.24)	—	(0.24)	7.38	(30.42)	202,092	1.15	1.10	3.43	79
F	10.81	0.33	(3.54)	(3.21)	(0.25)	—	(0.25)	7.35	(30.35)	88,202	1.04	0.98	3.60	79
The accompanying notes are an integral part of these financial statements.
54

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2021
A	$ 9.06	$ 0.17	$ 1.74	$ 1.91	$ (0.09)	$ —	$ (0.09)	$ 10.88	21.18%	$ 40,629	1.44%	1.44%	1.60%	95%
C	8.88	0.09	1.71	1.80	(0.02)	—	(0.02)	10.66	20.23	2,029	2.27	2.20	0.86	95
I	9.04	0.22	1.73	1.95	(0.12)	—	(0.12)	10.87	21.64	38,104	1.12	1.12	1.99	95
R3	9.01	0.16	1.73	1.89	(0.07)	—	(0.07)	10.83	20.99	400	1.74	1.70	1.47	95
R4	9.23	0.18	1.77	1.95	(0.09)	—	(0.09)	11.09	21.22	367	1.44	1.43	1.60	95
R5	9.00	0.08	1.82	1.90	(0.12)	—	(0.12)	10.78	21.24	52	1.14	1.13	0.80	95
R6	9.05	0.10	1.87	1.97	(0.14)	—	(0.14)	10.88	21.88	113	1.02	0.98	0.95	95
Y	9.03	0.21	1.74	1.95	(0.13)	—	(0.13)	10.85	21.67	302,968	1.13	1.10	1.97	95
F	9.00	0.23	1.72	1.95	(0.14)	—	(0.14)	10.81	21.78	115,177	1.02	0.98	2.15	95
For the Year Ended October 31, 2020
A	$ 8.96	$ 0.11	$ 0.18	$ 0.29	$ (0.19)	$ —	$ (0.19)	$ 9.06	3.12%	$ 36,749	1.47%	1.41%	1.27%	104%
C	8.78	0.04	0.16	0.20	(0.10)	—	(0.10)	8.88	2.26	1,669	2.29	2.20	0.45	104
I	8.94	0.14	0.18	0.32	(0.22)	—	(0.22)	9.04	3.45	26,381	1.14	1.08	1.61	104
R3	8.95	0.09	0.16	0.25	(0.19)	—	(0.19)	9.01	2.68	284	1.76	1.70	1.04	104
R4	9.01	0.12	0.16	0.28	(0.06)	—	(0.06)	9.23	3.12	328	1.46	1.39	1.34	104
R5	8.90	0.14	0.18	0.32	(0.22)	—	(0.22)	9.00	3.46	791	1.16	1.10	1.58	104
R6	8.96	0.15	0.17	0.32	(0.23)	—	(0.23)	9.05	3.43	1,065	1.04	0.98	1.71	104
Y	8.93	0.14	0.18	0.32	(0.22)	—	(0.22)	9.03	3.47	244,884	1.14	1.08	1.62	104
F	8.90	0.15	0.17	0.32	(0.22)	—	(0.22)	9.00	3.55	57,105	1.04	0.98	1.73	104
For the Year Ended October 31, 2019
A	$ 8.39	$ 0.18	$ 0.54	$ 0.72	$ (0.15)	$ —	$ (0.15)	$ 8.96	8.82%	$ 45,113	1.50%	1.39%	2.02%	81%
C	8.18	0.10	0.54	0.64	(0.04)	—	(0.04)	8.78	7.93	2,738	2.34	2.20	1.20	81
I	8.39	0.23	0.50	0.73	(0.18)	—	(0.18)	8.94	8.99	23,116	1.19	1.09	2.60	81
R3	8.38	0.16	0.54	0.70	(0.13)	—	(0.13)	8.95	8.45	220	1.81	1.69	1.78	81
R4	8.44	0.14	0.59	0.73	(0.16)	—	(0.16)	9.01	8.87	352	1.51	1.39	1.65	81
R5	8.34	0.22	0.52	0.74	(0.18)	—	(0.18)	8.90	9.14	691	1.21	1.10	2.51	81
R6	8.39	0.22	0.54	0.76	(0.19)	—	(0.19)	8.96	9.26	1,006	1.09	0.98	2.57	81
Y	8.38	0.29	0.45	0.74	(0.19)	—	(0.19)	8.93	9.06	205,680	1.19	1.07	3.34	81
F	8.35	0.28	0.46	0.74	(0.19)	—	(0.19)	8.90	9.17	30,845	1.09	0.98	3.20	81
For the Year Ended October 31, 2018
A	$ 9.85	$ 0.20	$ (1.52)	$ (1.32)	$ (0.14)	$ —	$ (0.14)	$ 8.39	(13.61)%	$ 61,016	1.53%	1.38%	2.10%	85%
C	9.64	0.08	(1.45)	(1.37)	(0.09)	—	(0.09)	8.18	(14.32)	3,682	2.37	2.20	0.83	85
I	9.83	0.22	(1.50)	(1.28)	(0.16)	—	(0.16)	8.39	(13.30)	16,780	1.24	1.07	2.23	85
R3	9.85	0.13	(1.48)	(1.35)	(0.12)	—	(0.12)	8.38	(13.89)	206	1.85	1.68	1.37	85
R4	9.90	0.27	(1.59)	(1.32)	(0.14)	—	(0.14)	8.44	(13.57)	5,580	1.55	1.38	2.90	85
R5	9.79	0.18	(1.47)	(1.29)	(0.16)	—	(0.16)	8.34	(13.43)	611	1.26	1.11	1.88	85
R6 (6)	10.24	0.11	(1.96)	(1.85)	—	—	—	8.39	(18.07) (4)	838	1.14 (5)	0.98 (5)	1.90 (5)	85
Y	9.83	0.20	(1.48)	(1.28)	(0.17)	—	(0.17)	8.38	(13.32)	47,966	1.19	1.02	2.06	85
F	9.85	0.21	(1.49)	(1.28)	(0.22)	—	(0.22)	8.35	(13.30)	1,912	1.14	0.98	2.23	85
The accompanying notes are an integral part of these financial statements.
55

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 12.71	$ 0.03	$ 0.53	$ 0.56	$ (0.06)	$ —	$ (0.06)	$ 13.21	4.43% (4)	$ 50,931	1.22% (5)	1.19% (5)	0.44% (5)	20%
C	12.28	(0.02)	0.51	0.49	—	—	—	12.77	3.99 (4)	1,536	2.00 (5)	1.94 (5)	(0.31) (5)	20
I	12.69	0.05	0.53	0.58	(0.10)	—	(0.10)	13.17	4.60 (4)	47,234	0.87 (5)	0.87 (5)	0.76 (5)	20
R3	12.47	0.01	0.52	0.53	(0.03)	—	(0.03)	12.97	4.28 (4)	5,501	1.47 (5)	1.41 (5)	0.22 (5)	20
R4	12.69	0.03	0.53	0.56	(0.07)	—	(0.07)	13.18	4.44 (4)	1,102	1.16 (5)	1.11 (5)	0.52 (5)	20
R5	12.59	0.05	0.52	0.57	(0.11)	—	(0.11)	13.05	4.56 (4)	734	0.86 (5)	0.81 (5)	0.83 (5)	20
R6	12.60	0.06	0.52	0.58	(0.12)	—	(0.12)	13.06	4.69 (4)	19,280	0.76 (5)	0.69 (5)	0.88 (5)	20
Y	12.62	0.06	0.51	0.57	(0.11)	—	(0.11)	13.08	4.57 (4)	5,785	0.87 (5)	0.79 (5)	0.90 (5)	20
F	12.69	0.06	0.52	0.58	(0.12)	—	(0.12)	13.15	4.65 (4)	53,326	0.76 (5)	0.69 (5)	0.95 (5)	20
For the Year Ended October 31, 2022
A	$ 17.43	$ 0.10	$ (4.40)	$ (4.30)	$ (0.02)	$ (0.40)	$ (0.42)	$ 12.71	(25.20)%	$ 46,528	1.26%	1.19%	0.67%	31%
C	16.95	(0.01)	(4.26)	(4.27)	—	(0.40)	(0.40)	12.28	(25.72)	1,576	2.03	1.94	(0.08)	31
I	17.40	0.14	(4.38)	(4.24)	(0.07)	(0.40)	(0.47)	12.69	(24.96)	47,949	0.89	0.89	0.99	31
R3	17.12	0.06	(4.31)	(4.25)	—	(0.40)	(0.40)	12.47	(25.34)	5,372	1.50	1.41	0.46	31
R4	17.39	0.09	(4.36)	(4.27)	(0.03)	(0.40)	(0.43)	12.69	(25.08)	1,085	1.17	1.11	0.71	31
R5	17.26	0.14	(4.33)	(4.19)	(0.08)	(0.40)	(0.48)	12.59	(24.87)	410	0.90	0.81	1.04	31
R6	17.28	0.15	(4.33)	(4.18)	(0.10)	(0.40)	(0.50)	12.60	(24.81)	9,243	0.78	0.69	1.13	31
Y	17.30	0.16	(4.35)	(4.19)	(0.09)	(0.40)	(0.49)	12.62	(24.85)	8,698	0.89	0.79	1.17	31
F	17.40	0.15	(4.36)	(4.21)	(0.10)	(0.40)	(0.50)	12.69	(24.81)	38,168	0.78	0.69	1.18	31
For the Year Ended October 31, 2021
A	$ 12.90	$ 0.02	$ 4.57	$ 4.59	$ (0.06)	$ —	$ (0.06)	$ 17.43	35.64%	$ 58,065	1.32%	1.18%	0.12%	37%
C	12.60	(0.10)	4.45	4.35	—	—	—	16.95	34.52	2,715	2.09	1.93	(0.66)	37
I	12.88	0.07	4.56	4.63	(0.11)	—	(0.11)	17.40	36.03	43,723	0.94	0.87	0.44	37
R3	12.68	(0.02)	4.49	4.47	(0.03)	—	(0.03)	17.12	35.24	7,359	1.54	1.40	(0.11)	37
R4	12.88	0.03	4.55	4.58	(0.07)	—	(0.07)	17.39	35.65	995	1.24	1.10	0.21	37
R5	12.78	0.08	4.52	4.60	(0.12)	—	(0.12)	17.26	36.10	450	0.96	0.80	0.50	37
R6	12.79	0.11	4.52	4.63	(0.14)	—	(0.14)	17.28	36.32	9,164	0.84	0.69	0.65	37
Y	12.81	0.06	4.55	4.61	(0.12)	—	(0.12)	17.30	36.13	5,336	0.90	0.79	0.40	37
F	12.88	0.10	4.56	4.66	(0.14)	—	(0.14)	17.40	36.30	12,792	0.84	0.69	0.62	37
For the Year Ended October 31, 2020
A	$ 11.32	$ 0.06	$ 1.56	$ 1.62	$ (0.04)	$ —	$ (0.04)	$ 12.90	14.37%	$ 41,474	1.50%	1.02%	0.56%	85%
C	11.12	(0.02)	1.53	1.51	(0.03)	—	(0.03)	12.60	13.63	2,132	2.23	1.75	(0.17)	85
I	11.30	0.10	1.56	1.66	(0.08)	—	(0.08)	12.88	14.79	24,403	1.12	0.66	0.90	85
R3	11.14	0.04	1.54	1.58	(0.04)	—	(0.04)	12.68	14.21	5,327	1.72	1.22	0.36	85
R4	11.28	0.08	1.56	1.64	(0.04)	—	(0.04)	12.88	14.59	894	1.38	0.87	0.73	85
R5	11.18	0.11	1.54	1.65	(0.05)	—	(0.05)	12.78	14.77	253	1.10	0.60	0.95	85
R6	11.21	0.10	1.56	1.66	(0.08)	—	(0.08)	12.79	14.87	3,111	1.04	0.59	0.88	85
Y	11.17	0.14	1.55	1.69	(0.05)	—	(0.05)	12.81	15.15	2,958	0.93	0.43	1.27	85
F	11.36	0.12	1.57	1.69	(0.17)	—	(0.17)	12.88	15.05	3,850	0.98	0.41	1.01	85
The accompanying notes are an integral part of these financial statements.
56

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund – (continued)
For the Year Ended October 31, 2019
A	$ 11.10	$ 0.12	$ 1.46	$ 1.58	$ (0.06)	$ (1.30)	$ (1.36)	$ 11.32	16.93%	$ 872	1.94% (7)	1.10% (7)	1.17%	5% (8)(9)
C	10.93	0.07	1.45	1.52	(0.03)	(1.30)	(1.33)	11.12	16.45	38	2.74 (7)	1.60 (7)	0.63	5 (8)(9)
I	11.05	0.17	1.46	1.63	(0.08)	(1.30)	(1.38)	11.30	17.47	13,351	1.54 (7)	0.73 (7)	1.60	5 (8)(9)
R3	10.98	0.08	1.48	1.56	(0.10)	(1.30)	(1.40)	11.14	16.94	282	2.07 (7)	1.19 (7)	0.79	5 (8)(9)
R4	11.08	0.13	1.46	1.59	(0.09)	(1.30)	(1.39)	11.28	17.11	27	1.91 (7)	0.95 (7)	1.25	5 (8)(9)
R5	11.00	0.15	1.44	1.59	(0.11)	(1.30)	(1.41)	11.18	17.45	13	1.61 (7)	0.76 (7)	1.43	5 (8)(9)
R6	11.01	0.20	1.41	1.61	(0.11)	(1.30)	(1.41)	11.21	17.45	897	1.43 (7)	0.63 (7)	1.81	5 (8)(9)
Y	10.99	0.23	1.37	1.60	(0.12)	(1.30)	(1.42)	11.17	17.42	300	1.54 (7)	0.67 (7)	2.11	5 (8)(9)
F	11.16	0.16	1.47	1.63	(0.13)	(1.30)	(1.43)	11.36	17.43	30,632	1.49 (7)	0.66 (7)	1.54	5 (8)(9)
For the Year Ended October 31, 2018
A	$ 11.63	$ 0.09	$ (0.27)	$ (0.18)	$ —	$ (0.35)	$ (0.35)	$ 11.10	(1.69)%	$ 455	2.35% (7)	1.20% (7)	0.78%	79% (9)
C	11.57	0.03	(0.27)	(0.24)	(0.05)	(0.35)	(0.40)	10.93	(2.25)	40	3.12 (7)	1.64 (7)	0.28	79 (9)
I	11.66	0.13	(0.26)	(0.13)	(0.13)	(0.35)	(0.48)	11.05	(1.34)	2,588	1.91 (7)	0.79 (7)	1.12	79 (9)
R3	11.63	0.10	(0.25)	(0.15)	(0.15)	(0.35)	(0.50)	10.98	(1.54)	11	2.60 (7)	0.98 (7)	0.85	79 (9)
R4	11.64	0.10	(0.26)	(0.16)	(0.05)	(0.35)	(0.40)	11.08	(1.58)	23	2.30 (7)	1.03 (7)	0.88	79 (9)
R5	11.65	0.12	(0.25)	(0.13)	(0.17)	(0.35)	(0.52)	11.00	(1.40)	11	1.99 (7)	0.85 (7)	1.00	79 (9)
R6	11.66	0.13	(0.25)	(0.12)	(0.18)	(0.35)	(0.53)	11.01	(1.23)	12	1.88 (7)	0.74 (7)	1.10	79 (9)
Y	11.65	0.14	(0.27)	(0.13)	(0.18)	(0.35)	(0.53)	10.99	(1.31)	22	1.93 (7)	0.79 (7)	1.15	79 (9)
F	11.66	0.13	(0.26)	(0.13)	(0.02)	(0.35)	(0.37)	11.16	(1.26)	26,117	1.88 (7)	0.74 (7)	1.10	79 (9)
Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.41	$ 0.09	$ 2.08	$ 2.17	$ (0.28)	$ —	$ (0.28)	$ 11.30	23.37% (4)	$ 515,766	0.97% (5)	0.96% (5)	1.77% (5)	12%
C	9.27	0.05	2.05	2.10	(0.16)	—	(0.16)	11.21	22.88 (4)	8,618	1.78 (5)	1.78 (5)	0.88 (5)	12
I	9.54	0.11	2.11	2.22	(0.32)	—	(0.32)	11.44	23.59 (4)	47,820	0.63 (5)	0.63 (5)	2.09 (5)	12
R3	9.33	0.08	2.07	2.15	(0.25)	—	(0.25)	11.23	23.32 (4)	10,983	1.24 (5)	1.23 (5)	1.50 (5)	12
R4	9.44	0.09	2.09	2.18	(0.28)	—	(0.28)	11.34	23.38 (4)	3,392	0.95 (5)	0.95 (5)	1.76 (5)	12
R5	8.29	0.08	1.84	1.92	(0.31)	—	(0.31)	9.90	23.58 (4)	413	0.65 (5)	0.65 (5)	1.70 (5)	12
R6	9.60	0.11	2.12	2.23	(0.33)	—	(0.33)	11.50	23.57 (4)	10,800	0.54 (5)	0.54 (5)	2.04 (5)	12
Y	9.55	0.11	2.11	2.22	(0.32)	—	(0.32)	11.45	23.56 (4)	11,915	0.61 (5)	0.61 (5)	2.09 (5)	12
F	9.60	0.12	2.11	2.23	(0.33)	—	(0.33)	11.50	23.58 (4)	56,892	0.54 (5)	0.54 (5)	2.19 (5)	12
For the Year Ended October 31, 2022
A	$ 12.86	$ 0.23	$ (3.27)	$ (3.04)	$ (0.25)	$ (0.16)	$ (0.41)	$ 9.41	(24.35)%	$ 440,382	0.96%	0.95%	2.10%	27%
C	12.65	0.14	(3.24)	(3.10)	(0.12)	(0.16)	(0.28)	9.27	(25.03)	8,985	1.76	1.76	1.27	27
I	13.04	0.26	(3.31)	(3.05)	(0.29)	(0.16)	(0.45)	9.54	(24.15)	41,757	0.63	0.63	2.42	27
R3	12.76	0.20	(3.25)	(3.05)	(0.22)	(0.16)	(0.38)	9.33	(24.61)	9,537	1.25	1.23	1.81	27
R4	12.89	0.22	(3.28)	(3.06)	(0.23)	(0.16)	(0.39)	9.44	(24.41)	3,076	0.95	0.95	2.08	27
R5	11.32	0.26	(2.91)	(2.65)	(0.22)	(0.16)	(0.38)	8.29	(24.14)	1,089	0.65	0.65	2.63	27
R6	13.11	0.29	(3.33)	(3.04)	(0.31)	(0.16)	(0.47)	9.60	(24.02)	14,329	0.53	0.53	2.55	27
Y	13.05	0.28	(3.33)	(3.05)	(0.29)	(0.16)	(0.45)	9.55	(24.15)	11,459	0.64	0.64	2.52	27
F	13.12	0.28	(3.33)	(3.05)	(0.31)	(0.16)	(0.47)	9.60	(24.08)	48,605	0.53	0.53	2.45	27
The accompanying notes are an integral part of these financial statements.
57

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Equity Fund – (continued)
For the Year Ended October 31, 2021
A	$ 10.24	$ 0.16	$ 2.59	$ 2.75	$ (0.13)	$ —	$ (0.13)	$ 12.86	26.93%	$ 644,435	0.94%	0.94%	1.25%	39%
C	10.05	0.04	2.58	2.62	(0.02)	—	(0.02)	12.65	26.06	17,733	1.72	1.72	0.34	39
I	10.38	0.20	2.63	2.83	(0.17)	—	(0.17)	13.04	27.35	67,019	0.61	0.61	1.58	39
R3	10.16	0.12	2.58	2.70	(0.10)	—	(0.10)	12.76	26.61	14,001	1.24	1.23	0.96	39
R4	10.26	0.15	2.61	2.76	(0.13)	—	(0.13)	12.89	27.00	5,097	0.94	0.94	1.21	39
R5	9.03	0.17	2.29	2.46	(0.17)	—	(0.17)	11.32	27.35	11,309	0.63	0.63	1.57	39
R6	10.43	0.22	2.64	2.86	(0.18)	—	(0.18)	13.11	27.52	48,911	0.53	0.53	1.67	39
Y	10.38	0.20	2.63	2.83	(0.16)	—	(0.16)	13.05	27.34	12,935	0.63	0.63	1.56	39
F	10.44	0.21	2.65	2.86	(0.18)	—	(0.18)	13.12	27.50	85,058	0.52	0.52	1.67	39
For the Year Ended October 31, 2020
A	$ 10.74	$ 0.11	$ (0.37)	$ (0.26)	$ (0.24)	$ —	$ (0.24)	$ 10.24	(2.57)%	$ 558,506	0.99%	0.99%	1.04%	77%
C	10.52	0.02	(0.35)	(0.33)	(0.14)	—	(0.14)	10.05	(3.28)	24,973	1.75	1.75	0.24	77
I	10.88	0.14	(0.36)	(0.22)	(0.28)	—	(0.28)	10.38	(2.21)	54,603	0.63	0.63	1.36	77
R3	10.65	0.08	(0.36)	(0.28)	(0.21)	—	(0.21)	10.16	(2.81)	12,115	1.24	1.23	0.79	77
R4	10.74	0.11	(0.36)	(0.25)	(0.23)	—	(0.23)	10.26	(2.52)	6,419	0.95	0.95	1.07	77
R5	9.50	0.15	(0.34)	(0.19)	(0.28)	—	(0.28)	9.03	(2.20)	8,761	0.66	0.66	1.67	77
R6	10.93	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.43	(2.11)	37,296	0.55	0.55	1.53	77
Y	10.88	0.13	(0.35)	(0.22)	(0.28)	—	(0.28)	10.38	(2.20)	13,601	0.65	0.65	1.27	77
F	10.94	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.44	(2.11)	67,949	0.54	0.54	1.50	77
For the Year Ended October 31, 2019
A	$ 9.91	$ 0.20	$ 0.67	$ 0.87	$ (0.02)	$ (0.02)	$ (0.04)	$ 10.74	8.88%	$ 685,465	0.97%	0.97%	1.94%	78%
C	9.76	0.11	0.67	0.78	—	(0.02)	(0.02)	10.52	8.01	43,009	1.71	1.71	1.13	78
I	10.01	0.23	0.69	0.92	(0.03)	(0.02)	(0.05)	10.88	9.29	82,136	0.63	0.63	2.20	78
R3	9.85	0.17	0.67	0.84	(0.02)	(0.02)	(0.04)	10.65	8.59	16,410	1.24	1.24	1.67	78
R4	9.91	0.20	0.68	0.88	(0.03)	(0.02)	(0.05)	10.74	8.89	8,653	0.96	0.96	1.99	78
R5	8.75	0.20	0.60	0.80	(0.03)	(0.02)	(0.05)	9.50	9.27	1,686	0.65	0.65	2.23	78
R6	10.06	0.24	0.69	0.93	(0.04)	(0.02)	(0.06)	10.93	9.29	22,624	0.54	0.54	2.32	78
Y	10.02	0.25	0.67	0.92	(0.04)	(0.02)	(0.06)	10.88	9.28	33,756	0.62	0.62	2.38	78
F	10.06	0.25	0.69	0.94	(0.04)	(0.02)	(0.06)	10.94	9.39	72,152	0.54	0.54	2.38	78
For the Year Ended October 31, 2018
A	$ 11.42	$ 0.13	$ (1.28)	$ (1.15)	$ (0.18)	$ (0.18)	$ (0.36)	$ 9.91	(10.47)%	$ 750,143	1.15%	0.97%	1.30%	85%
C	11.28	0.07	(1.29)	(1.22)	(0.12)	(0.18)	(0.30)	9.76	(11.16)	70,348	1.96	1.75	0.65	85
I	11.52	0.20	(1.33)	(1.13)	(0.20)	(0.18)	(0.38)	10.01	(10.21)	120,491	0.87	0.66	1.85	85
R3	11.37	0.02	(1.21)	(1.19)	(0.15)	(0.18)	(0.33)	9.85	(10.84)	19,595	1.41	1.27	0.29	85
R4	11.43	0.12	(1.28)	(1.16)	(0.18)	(0.18)	(0.36)	9.91	(10.58)	15,357	1.19	0.99	1.29	85
R5	10.09	0.17	(1.13)	(0.96)	(0.20)	(0.18)	(0.38)	8.75	(9.97)	1,109	0.91	0.69	1.75	85
R6 (6)	11.48	0.11	(1.53)	(1.42)	—	—	—	10.06	(12.37) (4)	4,959	0.68 (5)	0.53 (5)	1.50 (5)	85
Y	11.51	0.22	(1.31)	(1.09)	(0.22)	(0.18)	(0.40)	10.02	(9.92)	27,321	0.83	0.59	2.02	85
F	11.53	0.18	(1.28)	(1.10)	(0.19)	(0.18)	(0.37)	10.06	(9.94)	74,278	0.71	0.55	1.76	85
The accompanying notes are an integral part of these financial statements.
58

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 12.10	$ 0.05	$ 3.37	$ 3.42	$ (0.10)	$ —	$ (0.10)	$ 15.42	28.41% (4)	$ 112,817	1.34% (5)	1.30% (5)	0.72% (5)	6%
C	10.81	—	3.02	3.02	(0.00) (10)	—	—	13.83	27.94 (4)	2,016	2.13 (5)	2.05 (5)	(0.07) (5)	6
I	12.02	0.03	3.39	3.42	(0.15)	—	(0.15)	15.29	28.61 (4)	33,024	1.02 (5)	0.98 (5)	0.47 (5)	6
R3	12.23	0.03	3.41	3.44	(0.07)	—	(0.07)	15.60	28.17 (4)	522	1.59 (5)	1.57 (5)	0.44 (5)	6
R4	12.50	0.06	3.48	3.54	(0.11)	—	(0.11)	15.93	28.42 (4)	1,732	1.29 (5)	1.27 (5)	0.76 (5)	6
R5	12.62	0.08	3.51	3.59	(0.14)	—	(0.14)	16.07	28.65 (4)	7,675	0.96 (5)	0.96 (5)	1.10 (5)	6
R6	12.69	0.10	3.52	3.62	(0.16)	—	(0.16)	16.15	28.76 (4)	2,523	0.89 (5)	0.85 (5)	1.28 (5)	6
Y	12.66	0.05	3.55	3.60	(0.15)	—	(0.15)	16.11	28.62 (4)	2,919	0.99 (5)	0.95 (5)	0.73 (5)	6
F	12.04	0.08	3.35	3.43	(0.16)	—	(0.16)	15.31	28.73 (4)	157,859	0.89 (5)	0.85 (5)	1.17 (5)	6
For the Year Ended October 31, 2022
A	$ 19.44	$ 0.05	$ (7.30)	$ (7.25)	$ (0.03)	$ (0.06)	$ (0.09)	$ 12.10	(37.43)%	$ 92,017	1.30%	1.30%	0.41%	30%
C	17.47	(0.06)	(6.54)	(6.60)	—	(0.06)	(0.06)	10.81	(37.89)	2,070	2.10	2.05	(0.42)	30
I	19.31	0.09	(7.23)	(7.14)	(0.09)	(0.06)	(0.15)	12.02	(37.24)	105,860	0.97	0.96	0.57	30
R3	19.66	0.02	(7.39)	(7.37)	—	(0.06)	(0.06)	12.23	(37.59)	444	1.57	1.56	0.13	30
R4	20.08	0.06	(7.54)	(7.48)	(0.04)	(0.06)	(0.10)	12.50	(37.42)	1,347	1.27	1.27	0.38	30
R5	20.26	0.10	(7.59)	(7.49)	(0.09)	(0.06)	(0.15)	12.62	(37.22)	5,220	0.97	0.97	0.56	30
R6	20.38	0.14	(7.65)	(7.51)	(0.12)	(0.06)	(0.18)	12.69	(37.15)	1,484	0.85	0.85	0.84	30
Y	20.32	0.12	(7.62)	(7.50)	(0.10)	(0.06)	(0.16)	12.66	(37.18)	7,634	0.96	0.95	0.73	30
F	19.35	0.12	(7.25)	(7.13)	(0.12)	(0.06)	(0.18)	12.04	(37.17)	142,153	0.85	0.85	0.82	30
For the Year Ended October 31, 2021
A	$ 16.10	$ (0.01)	$ 3.93	$ 3.92	$ —	$ (0.58)	$ (0.58)	$ 19.44	24.68%	$ 167,201	1.26%	1.26%	(0.05)%	32%
C	14.63	(0.15)	3.57	3.42	—	(0.58)	(0.58)	17.47	23.72	5,153	2.09	2.05	(0.86)	32
I	15.97	0.04	3.91	3.95	(0.03)	(0.58)	(0.61)	19.31	25.09	247,620	1.04	1.00	0.21	32
R3	16.31	(0.06)	3.99	3.93	—	(0.58)	(0.58)	19.66	24.42	808	1.56	1.55	(0.33)	32
R4	16.61	—	4.05	4.05	—	(0.58)	(0.58)	20.08	24.71	2,783	1.26	1.26	(0.02)	32
R5	16.73	0.05	4.09	4.14	(0.03)	(0.58)	(0.61)	20.26	25.09	37,334	0.94	0.94	0.26	32
R6	16.83	0.08	4.11	4.19	(0.06)	(0.58)	(0.64)	20.38	25.23	8,367	0.84	0.84	0.40	32
Y	16.78	0.05	4.11	4.16	(0.04)	(0.58)	(0.62)	20.32	25.13	15,124	0.95	0.95	0.27	32
F	16.00	0.07	3.92	3.99	(0.06)	(0.58)	(0.64)	19.35	25.29	195,324	0.84	0.84	0.37	32
For the Year Ended October 31, 2020
A	$ 14.40	$ 0.00	$ 1.78	$ 1.78	$ (0.08)	$ —	$ (0.08)	$ 16.10	12.40%	$ 137,068	1.36%	1.30%	0.00% (11)	112%
C	13.12	(0.10)	1.61	1.51	—	—	—	14.63	11.51	5,435	2.14	2.05	(0.76)	112
I	14.29	0.06	1.75	1.81	(0.13)	—	(0.13)	15.97	12.75	189,631	0.97	0.93	0.40	112
R3	14.59	(0.04)	1.80	1.76	(0.04)	—	(0.04)	16.31	12.08	711	1.61	1.57	(0.26)	112
R4	14.83	0.01	1.83	1.84	(0.06)	—	(0.06)	16.61	12.44	2,260	1.30	1.26	0.07	112
R5	14.96	0.05	1.85	1.90	(0.13)	—	(0.13)	16.73	12.76	30,666	0.99	0.95	0.35	112
R6	15.04	0.07	1.86	1.93	(0.14)	—	(0.14)	16.83	12.90	4,560	0.90	0.85	0.48	112
Y	15.01	0.05	1.85	1.90	(0.13)	—	(0.13)	16.78	12.74	12,562	1.00	0.95	0.35	112
F	14.31	0.07	1.77	1.84	(0.15)	—	(0.15)	16.00	12.88	159,194	0.89	0.85	0.47	112
The accompanying notes are an integral part of these financial statements.
59

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund – (continued)
For the Year Ended October 31, 2019
A	$ 13.85	$ 0.09	$ 1.51	$ 1.60	$ (0.08)	$ (0.97)	$ (1.05)	$ 14.40	12.97%	$ 128,065	1.38%	1.30%	0.66%	64%
C	12.71	(0.01)	1.39	1.38	—	(0.97)	(0.97)	13.12	12.16	6,842	2.15	2.05	(0.11)	64
I	13.75	0.14	1.49	1.63	(0.12)	(0.97)	(1.09)	14.29	13.41	39,175	0.99	0.94	1.04	64
R3	14.00	0.06	1.53	1.59	(0.03)	(0.97)	(1.00)	14.59	12.63	632	1.63	1.57	0.44	64
R4	14.21	0.09	1.56	1.65	(0.06)	(0.97)	(1.03)	14.83	12.99	4,102	1.33	1.27	0.67	64
R5	14.34	0.14	1.57	1.71	(0.12)	(0.97)	(1.09)	14.96	13.40	25,303	1.02	0.96	1.00	64
R6	14.41	0.16	1.57	1.73	(0.13)	(0.97)	(1.10)	15.04	13.48	3,059	0.91	0.85	1.09	64
Y	14.39	0.15	1.57	1.72	(0.13)	(0.97)	(1.10)	15.01	13.45	18,100	0.98	0.92	1.05	64
F	13.77	0.15	1.49	1.64	(0.13)	(0.97)	(1.10)	14.31	13.50	112,149	0.91	0.85	1.12	64
For the Year Ended October 31, 2018
A	$ 15.21	$ 0.10	$ (1.38)	$ (1.28)	$ (0.08)	$ —	$ (0.08)	$ 13.85	(8.47)%	$ 123,681	1.40%	1.30%	0.64%	76%
C	13.99	(0.01)	(1.27)	(1.28)	—	—	—	12.71	(9.15)	7,962	2.21	2.05	(0.09)	76
I	15.09	0.15	(1.37)	(1.22)	(0.12)	—	(0.12)	13.75	(8.16)	35,144	1.04	0.98	0.98	76
R3	15.36	0.06	(1.41)	(1.35)	(0.01)	—	(0.01)	14.00	(8.72)	556	1.67	1.60	0.36	76
R4	15.59	0.09	(1.39)	(1.30)	(0.08)	—	(0.08)	14.21	(8.41)	8,748	1.36	1.30	0.59	76
R5	15.74	0.17	(1.45)	(1.28)	(0.12)	—	(0.12)	14.34	(8.19)	21,691	1.06	1.00	1.03	76
R6 (6)	16.23	0.02	(1.84)	(1.82)	—	—	—	14.41	(11.21) (4)	583	0.94 (5)	0.86 (5)	0.22 (5)	76
Y	15.79	0.17	(1.44)	(1.27)	(0.13)	—	(0.13)	14.39	(8.13)	16,422	0.98	0.91	1.05	76
F	15.11	0.16	(1.37)	(1.21)	(0.13)	—	(0.13)	13.77	(8.10)	94,527	0.95	0.89	1.07	76
The Hartford International Opportunities Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 13.98	$ 0.10	$ 2.52	$ 2.62	$ (0.09)	$ —	$ (0.09)	$ 16.51	18.80% (4)	$ 420,601	1.10% (5)	1.10% (5)	1.28% (5)	37%
C	11.87	0.03	2.15	2.18	—	—	—	14.05	18.37 (4)	15,157	1.87 (5)	1.87 (5)	0.46 (5)	37
I	13.90	0.13	2.50	2.63	(0.15)	—	(0.15)	16.38	18.97 (4)	622,011	0.78 (5)	0.78 (5)	1.65 (5)	37
R3	14.25	0.08	2.57	2.65	(0.04)	—	(0.04)	16.86	18.62 (4)	27,973	1.40 (5)	1.40 (5)	0.98 (5)	37
R4	14.56	0.11	2.62	2.73	(0.09)	—	(0.09)	17.20	18.77 (4)	74,744	1.09 (5)	1.09 (5)	1.28 (5)	37
R5	14.72	0.13	2.65	2.78	(0.14)	—	(0.14)	17.36	18.98 (4)	282,043	0.79 (5)	0.79 (5)	1.59 (5)	37
R6	14.82	0.15	2.66	2.81	(0.16)	—	(0.16)	17.47	19.04 (4)	1,130,252	0.69 (5)	0.69 (5)	1.75 (5)	37
Y	14.82	0.13	2.67	2.80	(0.15)	—	(0.15)	17.47	18.94 (4)	876,128	0.79 (5)	0.77 (5)	1.57 (5)	37
F	13.91	0.13	2.51	2.64	(0.16)	—	(0.16)	16.39	19.06 (4)	609,134	0.69 (5)	0.69 (5)	1.68 (5)	37
For the Year Ended October 31, 2022
A	$ 21.23	$ 0.18	$ (5.43)	$ (5.25)	$ (0.25)	$ (1.75)	$ (2.00)	$ 13.98	(27.18)%	$ 370,470	1.09%	1.09%	1.08%	95%
C	18.33	0.04	(4.63)	(4.59)	(0.12)	(1.75)	(1.87)	11.87	(27.75)	15,181	1.85	1.85	0.31	95
I	21.13	0.24	(5.41)	(5.17)	(0.31)	(1.75)	(2.06)	13.90	(26.99)	480,987	0.78	0.78	1.42	95
R3	21.59	0.12	(5.54)	(5.42)	(0.17)	(1.75)	(1.92)	14.25	(27.43)	24,237	1.41	1.41	0.76	95
R4	22.02	0.19	(5.66)	(5.47)	(0.24)	(1.75)	(1.99)	14.56	(27.21)	66,846	1.10	1.10	1.06	95
R5	22.25	0.23	(5.71)	(5.48)	(0.30)	(1.75)	(2.05)	14.72	(27.00)	250,539	0.79	0.79	1.37	95
R6	22.39	0.27	(5.76)	(5.49)	(0.33)	(1.75)	(2.08)	14.82	(26.94)	848,859	0.69	0.69	1.50	95
Y	22.38	0.24	(5.74)	(5.50)	(0.31)	(1.75)	(2.06)	14.82	(26.95)	855,067	0.79	0.76	1.40	95
F	21.15	0.25	(5.41)	(5.16)	(0.33)	(1.75)	(2.08)	13.91	(26.95)	536,325	0.69	0.69	1.50	95
The accompanying notes are an integral part of these financial statements.
60

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$ 16.66	$ 0.13	$ 4.51	$ 4.64	$ (0.07)	$ —	$ (0.07)	$ 21.23	27.91%	$ 563,577	1.08%	1.07%	0.66%	99%
C	14.44	(0.03)	3.92	3.89	—	—	—	18.33	26.94	27,868	1.85	1.85	(0.14)	99
I	16.57	0.20	4.49	4.69	(0.13)	—	(0.13)	21.13	28.38	579,815	0.77	0.77	0.97	99
R3	16.93	0.06	4.60	4.66	(0.00) (10)	—	—	21.59	27.54	36,293	1.40	1.40	0.31	99
R4	17.27	0.13	4.69	4.82	(0.07)	—	(0.07)	22.02	27.94	110,424	1.10	1.10	0.63	99
R5	17.44	0.20	4.74	4.94	(0.13)	—	(0.13)	22.25	28.37	358,244	0.79	0.79	0.94	99
R6	17.55	0.23	4.75	4.98	(0.14)	—	(0.14)	22.39	28.47	1,037,195	0.69	0.69	1.06	99
Y	17.55	0.21	4.75	4.96	(0.13)	—	(0.13)	22.38	28.34	1,299,603	0.79	0.75	0.97	99
F	16.58	0.21	4.50	4.71	(0.14)	—	(0.14)	21.15	28.51	776,074	0.69	0.69	1.04	99
For the Year Ended October 31, 2020
A	$ 15.70	$ 0.05	$ 1.12	$ 1.17	$ (0.21)	$ —	$ (0.21)	$ 16.66	7.48%	$ 450,001	1.12%	1.12%	0.29%	100%
C	13.63	(0.07)	0.98	0.91	(0.10)	—	(0.10)	14.44	6.67	27,825	1.89	1.89	(0.48)	100
I	15.62	0.10	1.12	1.22	(0.27)	—	(0.27)	16.57	7.81	347,719	0.78	0.78	0.63	100
R3	15.95	0.00	1.13	1.13	(0.15)	—	(0.15)	16.93	7.10	37,082	1.42	1.42	(0.01)	100
R4	16.26	0.05	1.16	1.21	(0.20)	—	(0.20)	17.27	7.45	104,353	1.10	1.10	0.30	100
R5	16.43	0.11	1.16	1.27	(0.26)	—	(0.26)	17.44	7.77	307,347	0.80	0.80	0.66	100
R6	16.53	0.12	1.18	1.30	(0.28)	—	(0.28)	17.55	7.88	739,434	0.70	0.70	0.71	100
Y	16.53	0.11	1.18	1.29	(0.27)	—	(0.27)	17.55	7.83	1,074,227	0.80	0.76	0.66	100
F	15.63	0.11	1.12	1.23	(0.28)	—	(0.28)	16.58	7.89	619,937	0.70	0.70	0.71	100
For the Year Ended October 31, 2019
A	$ 14.66	$ 0.21	$ 1.36	$ 1.57	$ (0.18)	$ (0.35)	$ (0.53)	$ 15.70	11.32%	$ 464,083	1.12%	1.12%	1.42%	92%
C	12.74	0.08	1.19	1.27	(0.03)	(0.35)	(0.38)	13.63	10.46	37,457	1.89	1.89	0.64	92
I	14.60	0.25	1.35	1.60	(0.23)	(0.35)	(0.58)	15.62	11.67	350,647	0.79	0.79	1.71	92
R3	14.87	0.17	1.39	1.56	(0.13)	(0.35)	(0.48)	15.95	11.03	51,593	1.42	1.42	1.14	92
R4	15.16	0.22	1.41	1.63	(0.18)	(0.35)	(0.53)	16.26	11.34	133,349	1.12	1.12	1.44	92
R5	15.32	0.27	1.42	1.69	(0.23)	(0.35)	(0.58)	16.43	11.73	265,062	0.80	0.80	1.74	92
R6	15.42	0.30	1.41	1.71	(0.25)	(0.35)	(0.60)	16.53	11.78	638,619	0.70	0.70	1.93	92
Y	15.41	0.28	1.43	1.71	(0.24)	(0.35)	(0.59)	16.53	11.80	981,426	0.78	0.75	1.80	92
F	14.61	0.27	1.35	1.62	(0.25)	(0.35)	(0.60)	15.63	11.82	660,251	0.70	0.70	1.82	92
For the Year Ended October 31, 2018
A	$ 17.49	$ 0.18	$ (2.19)	$ (2.01)	$ (0.21)	$ (0.61)	$ (0.82)	$ 14.66	(12.07)%	$ 480,730	1.10%	1.10%	1.05%	76%
C	15.33	0.05	(1.90)	(1.85)	(0.13)	(0.61)	(0.74)	12.74	(12.71)	48,193	1.87	1.86	0.32	76
I	17.41	0.24	(2.19)	(1.95)	(0.25)	(0.61)	(0.86)	14.60	(11.81)	457,499	0.79	0.79	1.41	76
R3	17.73	0.13	(2.22)	(2.09)	(0.16)	(0.61)	(0.77)	14.87	(12.33)	57,967	1.41	1.41	0.73	76
R4	18.06	0.18	(2.26)	(2.08)	(0.21)	(0.61)	(0.82)	15.16	(12.07)	157,811	1.11	1.11	1.04	76
R5	18.24	0.24	(2.29)	(2.05)	(0.26)	(0.61)	(0.87)	15.32	(11.82)	253,440	0.80	0.80	1.35	76
R6	18.34	0.27	(2.30)	(2.03)	(0.28)	(0.61)	(0.89)	15.42	(11.69)	505,433	0.70	0.70	1.56	76
Y	18.34	0.25	(2.30)	(2.05)	(0.27)	(0.61)	(0.88)	15.41	(11.77)	1,029,715	0.74	0.74	1.41	76
F	17.43	0.25	(2.18)	(1.93)	(0.28)	(0.61)	(0.89)	14.61	(11.72)	599,574	0.70	0.70	1.49	76
The accompanying notes are an integral part of these financial statements.
61

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 13.61	$ 0.20	$ 3.12	$ 3.32	$ (0.40)	$ —	$ (0.40)	$ 16.53	24.71% (4)	$ 84,136	1.18% (5)	1.18% (5)	2.52% (5)	14%
C	13.39	0.15	3.07	3.22	(0.22)	—	(0.22)	16.39	24.25 (4)	5,044	1.94 (5)	1.94 (5)	1.87 (5)	14
I	13.68	0.23	3.13	3.36	(0.44)	—	(0.44)	16.60	24.86 (4)	1,743,903	0.90 (5)	0.90 (5)	2.97 (5)	14
R3	13.63	0.16	3.14	3.30	(0.35)	—	(0.35)	16.58	24.48 (4)	705	1.52 (5)	1.52 (5)	2.05 (5)	14
R4	13.57	0.23	3.09	3.32	(0.39)	—	(0.39)	16.50	24.73 (4)	5,887	1.20 (5)	1.20 (5)	2.89 (5)	14
R5	13.73	0.21	3.15	3.36	(0.43)	—	(0.43)	16.66	24.83 (4)	39,656	0.91 (5)	0.91 (5)	2.74 (5)	14
R6	14.04	0.43	3.02	3.45	(0.45)	—	(0.45)	17.04	24.91 (4)	301,199	0.82 (5)	0.82 (5)	5.02 (5)	14
Y	14.02	0.22	3.22	3.44	(0.44)	—	(0.44)	17.02	24.86 (4)	607,351	0.89 (5)	0.89 (5)	2.78 (5)	14
F	13.70	0.21	3.15	3.36	(0.45)	—	(0.45)	16.61	24.87 (4)	551,007	0.82 (5)	0.82 (5)	2.73 (5)	14
For the Year Ended October 31, 2022
A	$ 16.64	$ 0.40	$ (2.95)	$ (2.55)	$ (0.48)	$ —	$ (0.48)	$ 13.61	(15.74)%	$ 61,526	1.21%	1.21%	2.63%	32%
C	16.36	0.28	(2.92)	(2.64)	(0.33)	—	(0.33)	13.39	(16.42)	3,256	1.97	1.97	1.84	32
I	16.72	0.44	(2.96)	(2.52)	(0.52)	—	(0.52)	13.68	(15.52)	1,147,284	0.93	0.92	2.89	32
R3	16.65	0.34	(2.95)	(2.61)	(0.41)	—	(0.41)	13.63	(16.04)	618	1.55	1.55	2.26	32
R4	16.59	0.39	(2.94)	(2.55)	(0.47)	—	(0.47)	13.57	(15.79)	3,265	1.25	1.25	2.58	32
R5	16.78	0.44	(2.97)	(2.53)	(0.52)	—	(0.52)	13.73	(15.53)	31,492	0.94	0.94	2.87	32
R6	17.14	0.46	(3.03)	(2.57)	(0.53)	—	(0.53)	14.04	(15.42)	24,542	0.83	0.83	2.92	32
Y	17.13	0.46	(3.04)	(2.58)	(0.53)	—	(0.53)	14.02	(15.53)	472,690	0.91	0.91	2.94	32
F	16.74	0.51	(3.02)	(2.51)	(0.53)	—	(0.53)	13.70	(15.42)	381,828	0.83	0.83	3.36	32
For the Year Ended October 31, 2021
A	$ 11.27	$ 0.29	$ 5.24	$ 5.53	$ (0.16)	$ —	$ (0.16)	$ 16.64	49.38%	$ 58,055	1.23%	1.23%	1.88%	25%
C	11.12	0.15	5.20	5.35	(0.11)	—	(0.11)	16.36	48.27	7,693	1.97	1.97	1.00	25
I	11.40	0.34	5.28	5.62	(0.30)	—	(0.30)	16.72	49.79	1,370,819	0.95	0.95	2.19	25
R3	11.36	0.25	5.26	5.51	(0.22)	—	(0.22)	16.65	48.84	704	1.56	1.56	1.59	25
R4	11.32	0.28	5.24	5.52	(0.25)	—	(0.25)	16.59	49.24	4,081	1.26	1.26	1.79	25
R5	11.44	0.32	5.31	5.63	(0.29)	—	(0.29)	16.78	49.76	37,168	0.94	0.94	2.09	25
R6	11.68	0.31	5.45	5.76	(0.30)	—	(0.30)	17.14	49.88	30,933	0.84	0.84	2.01	25
Y	11.67	0.35	5.41	5.76	(0.30)	—	(0.30)	17.13	49.84	438,442	0.91	0.90	2.19	25
F	11.41	0.32	5.32	5.64	(0.31)	—	(0.31)	16.74	49.94	238,372	0.84	0.84	2.10	25
For the Year Ended October 31, 2020
A	$ 14.53	$ 0.16	$ (3.00)	$ (2.84)	$ (0.42)	$ —	$ (0.42)	$ 11.27	(20.24)%	$ 29,857	1.22%	1.22%	1.31%	26%
C	14.31	0.05	(2.96)	(2.91)	(0.28)	—	(0.28)	11.12	(20.83)	6,692	1.99	1.99	0.37	26
I	14.69	0.19	(3.01)	(2.82)	(0.47)	—	(0.47)	11.40	(19.98)	450,897	0.92	0.92	1.56	26
R3	14.62	0.11	(3.03)	(2.92)	(0.34)	—	(0.34)	11.36	(20.53)	344	1.57	1.57	0.88	26
R4	14.62	0.15	(3.00)	(2.85)	(0.45)	—	(0.45)	11.32	(20.26)	2,812	1.27	1.27	1.26	26
R5	14.72	0.20	(3.02)	(2.82)	(0.46)	—	(0.46)	11.44	(19.94)	26,420	0.95	0.95	1.59	26
R6	15.03	0.20	(3.07)	(2.87)	(0.48)	—	(0.48)	11.68	(19.87)	40,184	0.86	0.86	1.58	26
Y	15.02	0.19	(3.07)	(2.88)	(0.47)	—	(0.47)	11.67	(19.93)	224,804	0.93	0.91	1.43	26
F	14.70	0.19	(3.00)	(2.81)	(0.48)	—	(0.48)	11.41	(19.91)	176,284	0.86	0.86	1.53	26
The accompanying notes are an integral part of these financial statements.
62

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund – (continued)
For the Year Ended October 31, 2019
A	$ 15.11	$ 0.31	$ 0.15	$ 0.46	$ (0.34)	$ (0.70)	$ (1.04)	$ 14.53	3.90%	$ 205,566	1.20%	1.20%	2.19%	51%
C	14.86	0.20	0.17	0.37	(0.22)	(0.70)	(0.92)	14.31	3.14	17,367	1.95	1.95	1.45	51
I	15.28	0.39	0.12	0.51	(0.40)	(0.70)	(1.10)	14.69	4.20	1,004,021	0.91	0.91	2.74	51
R3	15.17	0.25	0.18	0.43	(0.28)	(0.70)	(0.98)	14.62	3.53	669	1.54	1.54	1.80	51
R4	15.20	0.31	0.15	0.46	(0.34)	(0.70)	(1.04)	14.62	3.85	1,396	1.25	1.25	2.17	51
R5	15.32	0.39	0.11	0.50	(0.40)	(0.70)	(1.10)	14.72	4.13	34,293	0.95	0.95	2.80	51
R6 (12)	14.59	0.30	0.14	0.44	—	—	—	15.03	3.05 (4)	170,365	0.84 (5)	0.84 (5)	3.15 (5)	51
Y	15.60	0.38	0.14	0.52	(0.40)	(0.70)	(1.10)	15.02	4.21	619,624	0.90	0.89	2.63	51
F	15.30	0.36	0.15	0.51	(0.41)	(0.70)	(1.11)	14.70	4.24	280,593	0.84	0.84	2.55	51
For the Year Ended October 31, 2018
A	$ 17.87	$ 0.28	$ (1.88)	$ (1.60)	$ (0.55)	$ (0.61)	$ (1.16)	$ 15.11	(9.67)%	$ 293,131	1.20%	1.20%	1.65%	22%
C	17.61	0.15	(1.85)	(1.70)	(0.44)	(0.61)	(1.05)	14.86	(10.32)	26,524	1.92	1.92	0.92	22
I	18.07	0.33	(1.90)	(1.57)	(0.61)	(0.61)	(1.22)	15.28	(9.41)	905,960	0.90	0.90	1.91	22
R3	17.99	0.23	(1.91)	(1.68)	(0.53)	(0.61)	(1.14)	15.17	(10.02)	851	1.55	1.55	1.32	22
R4	17.98	0.28	(1.90)	(1.62)	(0.55)	(0.61)	(1.16)	15.20	(9.71)	1,441	1.25	1.25	1.64	22
R5	18.13	0.34	(1.93)	(1.59)	(0.61)	(0.61)	(1.22)	15.32	(9.46)	30,210	0.93	0.93	1.98	22
Y	18.43	0.35	(1.95)	(1.60)	(0.62)	(0.61)	(1.23)	15.60	(9.39)	685,942	0.87	0.87	1.99	22
F	18.09	0.37	(1.93)	(1.56)	(0.62)	(0.61)	(1.23)	15.30	(9.31)	382,297	0.83	0.83	2.16	22

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2018.
(7)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(8)	Effective October 7, 2019, the Global Impact Fund commenced operations as a stand-alone fund. The portfolio turnover is reflective of the activity from October 7, 2019 to October 31, 2019. The blended portfolio turnover rate of the Global Impact Fund and its former master portfolio, the Global Impact Master Portfolio (the “Master Portfolio”), is 108% which reflects the portfolio turnover of the Master Portfolio from November 1, 2018 through October 4, 2019 and the Global Impact Fund from October 7, 2019 to October 31, 2019.
(9)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(10)	Amount is less than $0.01 per share.
(11)	Amount is less than 0.01%.
(12)	Commenced operations on February 28, 2019.
The accompanying notes are an integral part of these financial statements.
63

Hartford International/Global Equity Funds
 Notes to Financial Statements
 April 30, 2023 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-seven series, as of April 30, 2023. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:
Hartford Climate Opportunities Fund (the "Climate Opportunities Fund")
Hartford Emerging Markets Equity Fund (the "Emerging Markets Equity Fund")
Hartford Global Impact Fund (the "Global Impact Fund")
Hartford International Equity Fund (the "International Equity Fund")
The Hartford International Growth Fund (the "International Growth Fund")
The Hartford International Opportunities Fund (the "International Opportunities Fund")
The Hartford International Value Fund (the "International Value Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Certain classes of the International Equity Fund are closed to new investors, subject to certain exceptions set forth in the International Equity Fund's prospectus.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
64

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment
65

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
The International Opportunities Fund filed claims to recover taxes withheld on prior year reclaims (EU reclaims) related to French taxes withheld on dividend income from 2009, 2010 and 2011. The International Opportunities Fund received EU reclaims with related interest in the amount of $584,905 which is recorded on the Statement of Operations as Foreign withholding tax reclaims.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
66

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income, if any, annually and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2023.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2023, each of Emerging Markets Equity Fund, International Equity Fund and International Value Fund had used Futures Contracts.
67

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

b)	Additional Derivative Instrument Information:
Emerging Markets Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 33,231	$ —	$ 33,231
Total	$ —	$ —	$ —	$ 33,231	$ —	$ 33,231

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (61,355)	$ —	$ (61,355)
Total	$ —	$ —	$ —	$ (61,355)	$ —	$ (61,355)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 299,082	$ —	$ 299,082
Total	$ —	$ —	$ —	$ 299,082	$ —	$ 299,082
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	51
International Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 379,192	$ —	$ 379,192
Total	$ —	$ —	$ —	$ 379,192	$ —	$ 379,192

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

68

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

International Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 680,893	$ —	$ 680,893
Total	$ —	$ —	$ —	$ 680,893	$ —	$ 680,893
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 248,295	$ —	$ 248,295
Total	$ —	$ —	$ —	$ 248,295	$ —	$ 248,295
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	117
International Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 636,198	$ —	$ 636,198
Total	$ —	$ —	$ —	$ 636,198	$ —	$ 636,198

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 5,661,503	$ —	$ 5,661,503
Total	$ —	$ —	$ —	$ 5,661,503	$ —	$ 5,661,503
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ (136,401)	$ —	$ (136,401)
Total	$ —	$ —	$ —	$ (136,401)	$ —	$ (136,401)
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	531
c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master
69

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2023:

Emerging Markets Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 33,231	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	33,231	—
Derivatives not subject to a MNA	(33,231)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

International Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 379,192	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	379,192	—
Derivatives not subject to a MNA	(379,192)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

International Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 636,198	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	636,198	—
Derivatives not subject to a MNA	(636,198)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
70

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2022 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Climate Opportunities Fund	$ 3,402,990	$ —
Emerging Markets Equity Fund	44,496,052	—
Global Impact Fund*	10,206,019	18,741,109
International Equity Fund*	21,562,462	6,616,164
International Growth Fund	17,261,855	8,915,788
International Opportunities Fund	259,800,751	—
International Value Fund*	31,752,390	288,714,315

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2022, International Value Fund utilized $34,719,022 of prior year capital loss carryforwards.
71

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Climate Opportunities Fund	$ 107,323,769	$ 17,322,644	$ (5,983,045)	$ 11,339,599
Emerging Markets Equity Fund	372,646,057	47,333,076	(51,342,301)	(4,009,225)
Global Impact Fund	166,496,310	23,746,141	(14,739,401)	9,006,740
International Equity Fund	577,686,758	119,422,548	(41,395,741)	78,026,807
International Growth Fund	262,675,121	78,543,705	(10,729,078)	67,814,627
International Opportunities Fund	3,629,519,251	569,189,869	(106,700,801)	462,489,068
International Value Fund	3,101,321,098	399,221,019	(175,741,889)	223,479,130
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund (or allocated portion of the assets in the case of Climate Opportunities Fund) in accordance with the Fund’s investment objective and policies. With respect to the Climate Opportunities Fund, HFMC has also entered into a sub-advisory agreement with Schroder Investment Management North America Inc. (“SIMNA”) and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement. SIMNA performs the daily investment of the assets for a portion of the Climate Opportunities Fund in accordance with Climate Opportunities Fund's investment objectives and policies and SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for such portion of the Climate Opportunities Fund. HFMC pays a sub-advisory fee to one or more sub-advisers out of its investment management fee. With respect to Climate Opportunities Fund, SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out of the sub-advisory fees received from HFMC for the Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2023; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion
Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and;
0.4300% over $5 billion
International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion
72

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Fund	Management Fee Rates
International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion
International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2023, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 29, 2024 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
Emerging Markets Equity Fund	1.45%	2.20%	1.20%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2023, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
Emerging Markets Equity Fund	1.45%	2.20%	1.16%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%
Global Impact Fund	1.19%	1.94%	0.87%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
International Equity Fund	0.96%	1.78%	0.63%	1.23%	0.95%	0.65%	0.54%	0.61%	0.54%
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	0.96%	0.85%	0.95%	0.85%
International Opportunities Fund	1.09%	1.87%	0.78%	1.40%	1.09%	0.79%	0.69%	0.77%	0.69%
International Value Fund	1.18%	1.94%	0.90%	1.52%	1.20%	0.91%	0.82%	0.89%	0.82%
73

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2023, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$ 43,678	$ 5,263
Emerging Markets Equity Fund	9,713	79
Global Impact Fund	29,085	400
International Equity Fund	48,759	309
International Growth Fund	35,696	243
International Opportunities Fund	135,279	2,423
International Value Fund	64,958	2,409
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2023, a portion of the Company’s Chief Compliance Officer’s ("CCO") compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Climate Opportunities Fund	$ 63
Emerging Markets Equity Fund	214
Global Impact Fund	104
International Equity Fund	373
International Growth Fund	180
International Opportunities Fund	2,248
International Value Fund	1,653
g)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C", formerly known as DST Asset Manager Solutions, Inc.) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses
74

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective March 1, 2023, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 29, 2024, unless the Board of Directors approves its earlier termination as follows:
Fund	Class Y
International Opportunities Fund	0.09%
From November 1, 2022 through February 28, 2023, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
International Opportunities Fund	N/A	0.08%
International Value Fund	0.09%	N/A
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2023, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	0.15%	0.16%	0.13%	0.21%	0.16%	0.01%	0.00% *	0.10%	0.00% *
Emerging Markets Equity Fund	0.21%	0.24%	0.11%	0.22%	0.16%	0.11%	0.00% *	0.11%	0.00% *
Global Impact Fund	0.21%	0.24%	0.12%	0.21%	0.15%	0.10%	0.00% *	0.11%	0.00% *
International Equity Fund	0.18%	0.25%	0.10%	0.21%	0.16%	0.12%	0.00% *	0.07%	0.00% *
International Growth Fund	0.20%	0.24%	0.13%	0.20%	0.15%	0.07%	0.00% *	0.10%	0.00% *
International Opportunities Fund	0.16%	0.18%	0.09%	0.21%	0.15%	0.10%	0.00% *	0.08%	0.00% *
International Value Fund	0.11%	0.12%	0.08%	0.20%	0.13%	0.09%	0.00% *	0.07%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could
75

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2023.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Climate Opportunities Fund	$ 327,282	$ 341,929	$ —
Emerging Markets Equity Fund	2,582,924	1,292,628	2,514,136
Global Impact Fund	1,103,095	1,183,404	—
International Equity Fund	6,064,957	6,471,652	—
International Growth Fund	15,297,145	16,095,935	83,170
International Opportunities Fund	110,976,933	112,584,844	3,388,445
International Value Fund	127,512,601	101,167,805	36,620,093

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliate Holdings:
As of April 30, 2023, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	—	—	—	13%	97%	0%*	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	19%	2%	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	—	—	—	0%*	0% *	0% *	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	0% *	0% *	—	—

*	Percentage rounds to zero.
As of April 30, 2023, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
International Growth Fund	13%
International Opportunities Fund	3%

*	As of April 30, 2023, affiliated funds of funds and the 529 plan were invested in Class F shares.
76

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

10.	Investment Transactions:
For the six-month period ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$ 33,781,469	$ 29,692,995	$ 33,781,469	$ 29,692,995
Emerging Markets Equity Fund	161,947,557	195,091,595	161,947,557	195,091,595
Global Impact Fund	47,596,000	33,532,067	47,596,000	33,532,067
International Equity Fund	71,968,979	112,574,591	71,968,979	112,574,591
International Growth Fund	19,338,890	143,641,297	19,338,890	143,641,297
International Opportunities Fund	1,407,777,969	1,413,043,793	1,407,777,969	1,413,043,793
International Value Fund	1,050,717,020	380,516,056	1,050,717,020	380,516,056
11.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2023 and the year ended October 31, 2022:

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	166,064	$ 2,440,702	800,331	$ 12,507,619
Shares Issued for Reinvested Dividends	15,822	218,192	108,845	1,868,184
Shares Redeemed	(311,257)	(4,505,145)	(655,168)	(9,560,613)
Net Increase (Decrease)	(129,371)	(1,846,251)	254,008	4,815,190
Class C
Shares Sold	36,757	$ 534,948	48,180	$ 712,886
Shares Issued for Reinvested Dividends	—	—	6,338	106,547
Shares Redeemed	(16,812)	(239,489)	(19,995)	(298,529)
Net Increase (Decrease)	19,945	295,459	34,523	520,904
Class I
Shares Sold	535,105	$ 7,685,012	1,456,899	$ 21,548,397
Shares Issued for Reinvested Dividends	16,848	228,297	62,206	1,052,228
Shares Redeemed	(701,365)	(10,062,406)	(1,009,495)	(13,731,053)
Net Increase (Decrease)	(149,412)	(2,149,097)	509,610	8,869,572
Class R3
Shares Sold	891	$ 12,815	510	$ 7,811
Shares Issued for Reinvested Dividends	22	294	702	11,864
Shares Redeemed	(8)	(112)	(10,807)	(165,835)
Net Increase (Decrease)	905	12,997	(9,595)	(146,160)
Class R4
Shares Sold	—	$ —	1,197	$ 17,685
Shares Issued for Reinvested Dividends	17	226	950	16,040
Shares Redeemed	(1,317)	(19,132)	(18,928)	(280,479)
Net Increase (Decrease)	(1,300)	(18,906)	(16,781)	(246,754)
Class R5
Shares Sold	449,811	$ 6,359,916	6,710	$ 103,961
Shares Issued for Reinvested Dividends	86	1,161	619	10,397
Shares Redeemed	(46,155)	(671,085)	(10,858)	(165,046)
Net Increase (Decrease)	403,742	5,689,992	(3,529)	(50,688)
Class R6
Shares Sold	19,384	$ 281,140	29,236	$ 447,621
Shares Issued for Reinvested Dividends	347	4,639	1,001	16,752
Shares Redeemed	(809)	(11,370)	(20,702)	(331,130)
Net Increase (Decrease)	18,922	274,409	9,535	133,243
77

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	151,137	$ 2,224,863	70,767	$ 1,096,194
Shares Issued for Reinvested Dividends	5,935	81,606	29,365	504,614
Shares Redeemed	(55,710)	(781,552)	(90,459)	(1,383,118)
Net Increase (Decrease)	101,362	1,524,917	9,673	217,690
Class F
Shares Sold	305,542	$ 4,508,052	1,543,604	$ 24,084,314
Shares Issued for Reinvested Dividends	39,007	542,199	244,318	4,249,295
Shares Redeemed	(355,962)	(5,262,332)	(3,043,534)	(46,836,392)
Net Increase (Decrease)	(11,413)	(212,081)	(1,255,612)	(18,502,783)
Total Net Increase (Decrease)	253,380	$ 3,571,439	(468,168)	$ (4,389,786)
Emerging Markets Equity Fund
Class A
Shares Sold	144,624	$ 1,209,043	367,765	$ 3,498,072
Shares Issued for Reinvested Dividends	116,382	926,398	71,500	749,321
Shares Redeemed	(335,596)	(2,788,459)	(700,856)	(6,494,410)
Net Increase (Decrease)	(74,590)	(653,018)	(261,591)	(2,247,017)
Class C
Shares Sold	3,992	$ 32,620	10,484	$ 92,415
Shares Issued for Reinvested Dividends	3,977	31,217	2,181	22,534
Shares Redeemed	(22,380)	(181,750)	(47,162)	(443,761)
Net Increase (Decrease)	(14,411)	(117,913)	(34,497)	(328,812)
Class I
Shares Sold	312,892	$ 2,607,665	1,218,815	$ 11,500,812
Shares Issued for Reinvested Dividends	143,046	1,135,787	77,639	811,325
Shares Redeemed	(597,017)	(4,965,903)	(832,804)	(7,611,035)
Net Increase (Decrease)	(141,079)	(1,222,451)	463,650	4,701,102
Class R3
Shares Sold	4,079	$ 34,451	5,328	$ 48,646
Shares Issued for Reinvested Dividends	935	7,421	545	5,693
Shares Redeemed	(6,308)	(51,955)	(9,091)	(93,863)
Net Increase (Decrease)	(1,294)	(10,083)	(3,218)	(39,524)
Class R4
Shares Sold	1,136	$ 9,503	1,863	$ 19,028
Shares Issued for Reinvested Dividends	406	3,291	644	6,875
Shares Redeemed	(291)	(2,421)	(24,088)	(213,051)
Net Increase (Decrease)	1,251	10,373	(21,581)	(187,148)
Class R5
Shares Sold	5	$ 37	224	$ 1,948
Shares Issued for Reinvested Dividends	188	1,481	110	1,138
Shares Redeemed	(12)	(98)	(221)	(1,960)
Net Increase (Decrease)	181	1,420	113	1,126
Class R6
Shares Sold	4,821	$ 40,062	36,265	$ 306,932
Shares Issued for Reinvested Dividends	975	7,735	253	2,635
Shares Redeemed	(2,044)	(17,441)	(1,360)	(12,220)
Net Increase (Decrease)	3,752	30,356	35,158	297,347
Class Y
Shares Sold	2,881,382	$ 23,394,326	6,269,667	$ 60,816,230
Shares Issued for Reinvested Dividends	1,017,063	8,044,967	663,591	6,914,616
Shares Redeemed	(4,190,900)	(34,502,975)	(7,481,782)	(65,760,859)
Net Increase (Decrease)	(292,455)	(3,063,682)	(548,524)	1,969,987
Class F
Shares Sold	2,012,313	$ 16,418,850	4,403,856	$ 41,386,216
Shares Issued for Reinvested Dividends	17,913	140,974	10,252	106,317
Shares Redeemed	(4,049,937)	(33,232,810)	(3,074,990)	(27,515,283)
Net Increase (Decrease)	(2,019,711)	(16,672,986)	1,339,118	13,977,250
Total Net Increase (Decrease)	(2,538,356)	$ (21,697,984)	968,628	$ 18,144,311
78

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Global Impact Fund
Class A
Shares Sold	480,862	$ 6,329,874	934,439	$ 13,166,978
Shares Issued for Reinvested Dividends	17,797	224,417	84,664	1,385,523
Shares Redeemed	(302,847)	(3,976,096)	(690,780)	(9,836,127)
Net Increase (Decrease)	195,812	2,578,195	328,323	4,716,374
Class C
Shares Sold	11,881	$ 150,052	21,072	$ 302,137
Shares Issued for Reinvested Dividends	—	—	3,851	61,155
Shares Redeemed	(19,969)	(252,407)	(56,713)	(773,061)
Net Increase (Decrease)	(8,088)	(102,355)	(31,790)	(409,769)
Class I
Shares Sold	611,622	$ 8,050,479	2,452,534	$ 34,669,968
Shares Issued for Reinvested Dividends	28,957	363,694	73,321	1,200,073
Shares Redeemed	(831,452)	(10,716,449)	(1,260,602)	(17,183,558)
Net Increase (Decrease)	(190,873)	(2,302,276)	1,265,253	18,686,483
Class R3
Shares Sold	52,666	$ 681,468	133,587	$ 1,812,291
Shares Issued for Reinvested Dividends	1,149	14,251	10,206	163,900
Shares Redeemed	(60,509)	(787,314)	(142,886)	(2,172,107)
Net Increase (Decrease)	(6,694)	(91,595)	907	(195,916)
Class R4
Shares Sold	4,488	$ 58,666	39,107	$ 502,938
Shares Issued for Reinvested Dividends	477	5,997	1,477	24,132
Shares Redeemed	(6,875)	(89,712)	(12,232)	(192,875)
Net Increase (Decrease)	(1,910)	(25,049)	28,352	334,195
Class R5
Shares Sold	25,332	$ 326,247	8,533	$ 124,468
Shares Issued for Reinvested Dividends	274	3,408	871	14,142
Shares Redeemed	(1,957)	(24,793)	(2,882)	(41,540)
Net Increase (Decrease)	23,649	304,862	6,522	97,070
Class R6
Shares Sold	974,141	$ 12,651,372	292,245	$ 4,123,533
Shares Issued for Reinvested Dividends	15,575	193,752	18,847	306,485
Shares Redeemed	(246,593)	(3,244,365)	(107,928)	(1,555,852)
Net Increase (Decrease)	743,123	9,600,759	203,164	2,874,166
Class Y
Shares Sold	126,088	$ 1,609,753	3,052,166	$ 45,850,098
Shares Issued for Reinvested Dividends	4,059	50,617	16,076	262,294
Shares Redeemed	(377,204)	(4,899,241)	(2,687,451)	(34,460,707)
Net Increase (Decrease)	(247,057)	(3,238,871)	380,791	11,651,685
Class F
Shares Sold	1,451,539	$ 19,109,983	2,677,069	$ 37,186,295
Shares Issued for Reinvested Dividends	31,625	396,261	25,622	419,558
Shares Redeemed	(435,948)	(5,721,054)	(430,226)	(5,699,301)
Net Increase (Decrease)	1,047,216	13,785,190	2,272,465	31,906,552
Total Net Increase (Decrease)	1,555,178	$ 20,508,860	4,453,987	$ 69,660,840
International Equity Fund
Class A
Shares Sold	439,691	$ 4,727,328	871,665	$ 9,866,761
Shares Issued for Reinvested Dividends	1,232,407	12,582,873	1,640,547	20,258,975
Shares Redeemed	(2,835,194)	(30,342,023)	(5,795,319)	(63,321,055)
Net Increase (Decrease)	(1,163,096)	(13,031,822)	(3,283,107)	(33,195,319)
Class C
Shares Sold	13,909	$ 148,358	29,987	$ 327,503
Shares Issued for Reinvested Dividends	14,395	146,253	31,385	382,980
Shares Redeemed	(228,900)	(2,440,890)	(494,469)	(5,398,633)
Net Increase (Decrease)	(200,596)	(2,146,279)	(433,097)	(4,688,150)
79

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares Sold	96,684	$ 1,054,974	424,722	$ 4,572,726
Shares Issued for Reinvested Dividends	128,184	1,324,138	183,010	2,289,383
Shares Redeemed	(421,860)	(4,576,020)	(1,369,990)	(15,298,109)
Net Increase (Decrease)	(196,992)	(2,196,908)	(762,258)	(8,436,000)
Class R3
Shares Sold	48,353	$ 520,946	117,426	$ 1,301,111
Shares Issued for Reinvested Dividends	24,252	246,399	33,446	410,560
Shares Redeemed	(116,130)	(1,237,223)	(225,903)	(2,568,668)
Net Increase (Decrease)	(43,525)	(469,878)	(75,031)	(856,997)
Class R4
Shares Sold	28,375	$ 312,948	28,353	$ 320,742
Shares Issued for Reinvested Dividends	8,109	83,114	11,768	145,842
Shares Redeemed	(63,209)	(687,609)	(109,785)	(1,279,941)
Net Increase (Decrease)	(26,725)	(291,547)	(69,664)	(813,357)
Class R5
Shares Sold	6,063	$ 56,193	56,816	$ 588,985
Shares Issued for Reinvested Dividends	3,134	28,014	5,408	58,723
Shares Redeemed	(98,925)	(895,277)	(929,810)	(9,997,661)
Net Increase (Decrease)	(89,728)	(811,070)	(867,586)	(9,349,953)
Class R6
Shares Sold	130,418	$ 1,432,733	1,561,207	$ 18,640,743
Shares Issued for Reinvested Dividends	30,439	315,958	156,626	1,967,494
Shares Redeemed	(715,127)	(7,747,020)	(3,955,179)	(42,841,699)
Net Increase (Decrease)	(554,270)	(5,998,329)	(2,237,346)	(22,233,462)
Class Y
Shares Sold	18,848	$ 204,570	612,102	$ 7,137,666
Shares Issued for Reinvested Dividends	32,432	335,347	33,987	425,389
Shares Redeemed	(211,048)	(2,282,928)	(437,132)	(4,971,783)
Net Increase (Decrease)	(159,768)	(1,743,011)	208,957	2,591,272
Class F
Shares Sold	275,455	$ 3,031,510	654,050	$ 7,322,852
Shares Issued for Reinvested Dividends	156,498	1,626,019	240,066	3,017,998
Shares Redeemed	(550,860)	(6,044,015)	(2,314,789)	(26,221,506)
Net Increase (Decrease)	(118,907)	(1,386,486)	(1,420,673)	(15,880,656)
Total Net Increase (Decrease)	(2,553,607)	$ (28,075,330)	(8,939,805)	$ (92,862,622)
International Growth Fund
Class A
Shares Sold	293,762	$ 4,260,846	486,634	$ 7,794,450
Shares Issued for Reinvested Dividends	56,410	749,129	44,269	827,647
Shares Redeemed	(637,675)	(9,094,871)	(1,527,480)	(21,984,155)
Net Increase (Decrease)	(287,503)	(4,084,896)	(996,577)	(13,362,058)
Class C
Shares Sold	9,849	$ 130,964	22,144	$ 340,409
Shares Issued for Reinvested Dividends	5	54	1,106	18,523
Shares Redeemed	(55,577)	(721,036)	(126,681)	(1,765,692)
Net Increase (Decrease)	(45,723)	(590,018)	(103,431)	(1,406,760)
Class I
Shares Sold	287,488	$ 4,055,067	3,438,072	$ 53,377,497
Shares Issued for Reinvested Dividends	31,791	418,055	107,824	2,001,188
Shares Redeemed	(6,964,773)	(97,955,256)	(7,566,363)	(122,502,867)
Net Increase (Decrease)	(6,645,494)	(93,482,134)	(4,020,467)	(67,124,182)
Class R3
Shares Sold	2,754	$ 40,438	8,222	$ 122,442
Shares Issued for Reinvested Dividends	172	2,315	135	2,555
Shares Redeemed	(5,785)	(85,776)	(13,161)	(180,226)
Net Increase (Decrease)	(2,859)	(43,023)	(4,804)	(55,229)
80

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	3,155	$ 47,231	8,815	$ 145,907
Shares Issued for Reinvested Dividends	837	11,481	702	13,551
Shares Redeemed	(2,999)	(43,793)	(40,395)	(740,432)
Net Increase (Decrease)	993	14,919	(30,878)	(580,974)
Class R5
Shares Sold	76,471	$ 1,132,197	270,142	$ 4,417,304
Shares Issued for Reinvested Dividends	4,619	63,829	14,578	284,125
Shares Redeemed	(17,037)	(260,065)	(1,713,554)	(26,534,330)
Net Increase (Decrease)	64,053	935,961	(1,428,834)	(21,832,901)
Class R6
Shares Sold	89,991	$ 1,385,024	123,655	$ 2,086,873
Shares Issued for Reinvested Dividends	1,166	16,190	3,988	78,131
Shares Redeemed	(51,836)	(793,292)	(421,147)	(6,333,642)
Net Increase (Decrease)	39,321	607,922	(293,504)	(4,168,638)
Class Y
Shares Sold	48,240	$ 707,533	124,290	$ 2,095,605
Shares Issued for Reinvested Dividends	6,128	84,875	6,423	125,532
Shares Redeemed	(476,309)	(7,568,455)	(271,673)	(4,182,324)
Net Increase (Decrease)	(421,941)	(6,776,047)	(140,960)	(1,961,187)
Class F
Shares Sold	641,659	$ 9,288,623	4,414,682	$ 57,715,078
Shares Issued for Reinvested Dividends	132,666	1,745,881	99,039	1,841,439
Shares Redeemed	(2,266,539)	(31,800,716)	(2,804,668)	(42,763,701)
Net Increase (Decrease)	(1,492,214)	(20,766,212)	1,709,053	16,792,816
Total Net Increase (Decrease)	(8,791,367)	$ (124,183,528)	(5,310,402)	$ (93,699,113)
International Opportunities Fund
Class A
Shares Sold	878,195	$ 14,045,532	1,833,351	$ 31,396,583
Shares Issued for Reinvested Dividends	152,147	2,347,625	2,768,157	53,036,689
Shares Redeemed	(2,052,248)	(32,567,538)	(4,638,765)	(76,732,257)
Net Increase (Decrease)	(1,021,906)	(16,174,381)	(37,257)	7,701,015
Class C
Shares Sold	19,105	$ 264,204	71,747	$ 1,103,285
Shares Issued for Reinvested Dividends	—	—	169,867	2,768,468
Shares Redeemed	(218,940)	(2,948,407)	(482,751)	(6,797,155)
Net Increase (Decrease)	(199,835)	(2,684,203)	(241,137)	(2,925,402)
Class I
Shares Sold	8,724,708	$ 138,286,517	18,554,171	$ 311,517,031
Shares Issued for Reinvested Dividends	331,028	5,064,732	2,984,272	56,841,886
Shares Redeemed	(5,685,899)	(90,643,688)	(14,379,055)	(235,130,216)
Net Increase (Decrease)	3,369,837	52,707,561	7,159,388	133,228,701
Class R3
Shares Sold	136,844	$ 2,233,834	301,415	$ 5,142,491
Shares Issued for Reinvested Dividends	4,269	67,319	163,605	3,192,620
Shares Redeemed	(182,712)	(2,969,927)	(445,104)	(7,717,307)
Net Increase (Decrease)	(41,599)	(668,774)	19,916	617,804
Class R4
Shares Sold	433,173	$ 7,116,906	964,294	$ 17,413,875
Shares Issued for Reinvested Dividends	23,766	382,162	491,852	9,804,925
Shares Redeemed	(703,264)	(11,624,458)	(1,879,398)	(33,132,518)
Net Increase (Decrease)	(246,325)	(4,125,390)	(423,252)	(5,913,718)
Class R5
Shares Sold	1,793,134	$ 30,213,175	4,220,540	$ 74,431,646
Shares Issued for Reinvested Dividends	121,523	1,969,891	1,430,498	28,826,177
Shares Redeemed	(2,686,825)	(45,605,788)	(4,735,065)	(85,574,195)
Net Increase (Decrease)	(772,168)	(13,422,722)	915,973	17,683,628
81

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	15,058,669	$ 256,397,505	15,701,623	$ 288,130,154
Shares Issued for Reinvested Dividends	545,536	8,897,700	4,783,495	97,078,981
Shares Redeemed	(8,178,880)	(137,001,277)	(9,549,037)	(172,517,200)
Net Increase (Decrease)	7,425,325	128,293,928	10,936,081	212,691,935
Class Y
Shares Sold	3,193,135	$ 53,863,501	9,726,016	$ 177,273,258
Shares Issued for Reinvested Dividends	493,246	8,044,843	5,942,312	120,553,567
Shares Redeemed	(11,249,943)	(190,282,675)	(16,027,250)	(281,468,939)
Net Increase (Decrease)	(7,563,562)	(128,374,331)	(358,922)	16,357,886
Class F
Shares Sold	2,792,846	$ 44,363,882	9,790,997	$ 162,475,158
Shares Issued for Reinvested Dividends	386,281	5,910,096	3,925,992	74,839,077
Shares Redeemed	(4,557,542)	(72,420,356)	(11,874,746)	(187,376,034)
Net Increase (Decrease)	(1,378,415)	(22,146,378)	1,842,243	49,938,201
Total Net Increase (Decrease)	(428,648)	$ (6,594,690)	19,813,033	$ 429,380,050
International Value Fund
Class A
Shares Sold	1,118,014	$ 17,611,992	2,347,521	$ 35,618,045
Shares Issued for Reinvested Dividends	124,921	1,871,310	103,561	1,648,689
Shares Redeemed	(673,163)	(10,531,683)	(1,417,755)	(21,754,437)
Net Increase (Decrease)	569,772	8,951,619	1,033,327	15,512,297
Class C
Shares Sold	126,486	$ 1,959,732	94,403	$ 1,438,429
Shares Issued for Reinvested Dividends	3,724	55,454	8,932	140,773
Shares Redeemed	(65,574)	(996,744)	(330,520)	(4,955,988)
Net Increase (Decrease)	64,636	1,018,442	(227,185)	(3,376,786)
Class I
Shares Sold	44,695,987	$ 712,266,929	49,711,915	$ 771,044,691
Shares Issued for Reinvested Dividends	2,265,861	34,055,889	2,598,905	41,478,527
Shares Redeemed	(25,779,663)	(399,489,187)	(50,425,844)	(763,248,281)
Net Increase (Decrease)	21,182,185	346,833,631	1,884,976	49,274,937
Class R3
Shares Sold	4,207	$ 64,961	6,108	$ 93,015
Shares Issued for Reinvested Dividends	1,116	16,785	1,107	17,705
Shares Redeemed	(8,188)	(132,171)	(4,118)	(63,856)
Net Increase (Decrease)	(2,865)	(50,425)	3,097	46,864
Class R4
Shares Sold	138,694	$ 2,236,358	48,809	$ 749,446
Shares Issued for Reinvested Dividends	3,993	59,691	4,815	76,458
Shares Redeemed	(26,432)	(415,159)	(58,962)	(878,238)
Net Increase (Decrease)	116,255	1,880,890	(5,338)	(52,334)
Class R5
Shares Sold	304,565	$ 4,939,433	452,748	$ 6,886,479
Shares Issued for Reinvested Dividends	62,881	948,868	72,738	1,165,270
Shares Redeemed	(281,339)	(4,373,240)	(446,670)	(6,919,520)
Net Increase (Decrease)	86,107	1,515,061	78,816	1,132,229
Class R6
Shares Sold	16,381,866	$ 272,535,222	439,683	$ 6,725,225
Shares Issued for Reinvested Dividends	39,729	612,617	41,479	679,003
Shares Redeemed	(490,726)	(8,074,642)	(537,101)	(8,458,989)
Net Increase (Decrease)	15,930,869	265,073,197	(55,939)	(1,054,761)
Class Y
Shares Sold	3,810,189	$ 62,439,695	12,019,426	$ 182,653,843
Shares Issued for Reinvested Dividends	922,555	14,216,576	815,173	13,336,235
Shares Redeemed	(2,768,134)	(44,266,244)	(4,719,150)	(70,835,616)
Net Increase (Decrease)	1,964,610	32,390,027	8,115,449	125,154,462
82

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class F
Shares Sold	12,754,817	$ 194,368,913	26,489,523	$ 420,876,726
Shares Issued for Reinvested Dividends	1,072,170	16,125,442	487,162	7,779,971
Shares Redeemed	(8,535,233)	(135,928,282)	(13,339,844)	(196,175,618)
Net Increase (Decrease)	5,291,754	74,566,073	13,636,841	232,481,079
Total Net Increase (Decrease)	45,203,323	$ 732,178,515	24,464,044	$ 419,117,987
12.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 2, 2023. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2022 through March 2, 2023, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2023, none of the Funds had borrowings under these facilities.
13.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.	Recent Accounting Pronouncement:
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU"), ASU 2020-04, which provides guidance to account for certain contract modifications prospectively to ease the potential burden in accounting associated with transitioning away from LIBOR (as discussed above) and other reference rates that are expected to be discontinued. The ASU is effective upon release of the update on March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, the FASB issued ASU 2022-06, which extends the sunset date established by ASU 2020-04 from December 31, 2022 to December 31, 2024 in order to capture the time period in which the aforementioned contract modifications may occur. Management is continuing to evaluate the potential effect a discontinuation of LIBOR could have on the Funds' investments and has determined that it is unlikely the ASU's adoption will have a material impact on the Funds' financial statements.
15.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is evaluating the impact of these rule and form amendment changes.
16.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
83

Hartford International/Global Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
84

Hartford International/Global Equity Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
Hartford Climate Opportunities Fund
Hartford Emerging Markets Equity Fund
Hartford Global Impact Fund
Hartford International Equity Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Value Fund
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. In connection with planned changes to the meeting calendar of the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”), at its meeting held on November 8-10, 2022, the Board, including each of the Independent Directors, unanimously voted to approve the continuation of the following agreements for the period from November 10, 2022 through September 30, 2023: (i) an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund and The Hartford International Value Fund, and The Hartford Mutual Funds II, Inc., on behalf of each of its series (the “Management Agreement”); (ii) an investment management agreement by and between HFMC and HMF, on behalf of the Hartford Global Impact Fund (the “Global Impact Management Agreement” and together with the Management Agreement, the “Management Agreements”); (iii) an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.”) with respect to the Hartford Climate Opportunities Fund; (iv) an investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Schroders Sub-Advisory Agreement, the “Schroders Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with SIMNA Inc., “Schroders”) with respect to the Hartford Climate Opportunities Fund; and (v) an investment sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Schroders Agreements, the “Sub-Advisory Agreements” and together with the Management Agreements, the “Agreements”) between HFMC and Wellington Management Company LLP (“Wellington,” and together with Schroders, the “Sub-advisers,” and collectively with HFMC, the “Advisers”), with respect to each Fund.
In determining whether to approve the continuation of the Agreements, the Board considered the comprehensive information and materials that were provided to the Board by the Advisers, Broadridge Financial Solutions, Inc., an independent provider of investment company data, and an independent financial services consultant engaged by the Independent Directors in connection with the Board’s annual review of the Agreements at its June 15-16, 2022 and August 9-10, 2022 meetings, as described in the “Approval of Investment Management and Investment Sub-Advisory Agreements” section included in the Funds’ annual report for the year ended October 31, 2022. In addition, in advance of the November 8-10, 2022 meeting, the Board requested, and HFMC provided, additional information and updates relating to the Funds in support of the continuation of the Agreements for the additional period.
The Board considered that the approval of the Agreements will not result in any changes in (i) the investment process or strategies employed in the management of the Funds’ assets; (ii) the fees and expenses paid by the Funds’ shareholders; (iii) the nature, extent and quality of services provided to the Funds under the Agreements; or (iv) the day-to-day management of each Fund or the persons primarily responsible for such management. The Board noted that there were no material changes in the net expense ratios of Class A shares of the Funds, except for The Hartford International Growth Fund, between the net expense ratios presented at the Board’s meeting on June 15-16, 2022 and the net expense ratios as of September 30, 2022. With respect to The Hartford International Growth Fund, the Board noted that, although the Fund’s Class A shares had a material increase in its net expense ratio, HFMC reported that the Fund experienced a decline in asset levels over the period for which the net expense ratios were compared and further noted that HFMC believes that the Fund continues to have reasonable and competitive management fees and net expense ratios at the Fund’s current asset level.
The Board also considered information provided by HFMC regarding its in-depth reviews of Fund performance for the third quarter of 2022. The Board reviewed each Fund’s performance relative to its benchmark and its peer group since March 31, 2022 and noted that none of the Funds experienced a material adverse change in performance relative to the Funds’ respective peer groups.
85

Hartford International/Global Equity Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered that there had been no material adverse change in the financial condition of HFMC or the Sub-advisers since the August 9-10, 2022 Board meeting. The Board also noted that HFMC’s profitability with respect to each Fund, and the Funds as a whole, for the nine months ended September 30, 2022, did not reflect any material increases in profitability levels as compared to those provided in connection with the Board’s annual review of the Agreements. The Board further considered that there were no material updates to the economies of scale analysis performed by the Advisers in connection with the Board’s annual review of the Agreements and that there were no material updates for the same period to the Advisers’ analysis of the benefits to the Advisers and their affiliates from their relationships with the Funds.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded at its meeting on November 8-10, 2022 that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements through September 30, 2023. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

86

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Mutual funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-GE23    06/23     Printed in the U.S.A.

Hartford Multi-Strategy Funds
Semi-Annual Report
April 30, 2023 (Unaudited)

■ The Hartford Balanced Income Fund
■ Hartford AARP Balanced Retirement Fund
■ The Hartford Checks and Balances Fund
■ The Hartford Conservative Allocation Fund
■ The Hartford Growth Allocation Fund
■ Hartford Moderate Allocation Fund
■ Hartford Multi-Asset Income Fund
■ Hartford Real Asset Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2022 through April 30, 2023.
Market Review
During the six months ended April 30, 2023, U.S. stocks, as measured by the S&P 500 Index,1 gained 8.63%. The mixed results for the period seemed to reflect a deep ambivalence from equity investors over the prospect of a looming recession, a possible credit slowdown within the U.S. banking sector, and continued uncertainty over how soon the U.S. Federal Reserve (Fed) may be ready to pause or even end its year-long campaign of interest-rate increases.
At the start of the semi-annual period, most major equity indices were rising in response to a succession of Consumer Price Index (CPI)2 reports showing that inflation, after peaking in June 2022, had fallen to an annual rate of 5.6% by March 2023. However, the late-period bank-sector turmoil spawned by the collapse of Silicon Valley Bank provided a somewhat negative end to a volatile up-and-down six-month period.
The Federal Open Market Committee’s (FOMC) monthly rate-setting decisions during the period seemed to fall in line with the apparent inflation slowdown. The FOMC reduced the amount of its rate hike to a half-percent increase in December 2022, followed by two consecutive quarter-percent hikes in February 2023 and March 2023.
Nonetheless, most of Fed Chair Jerome Powell’s public statements provided a consistent theme, telling investors that interest rates would still need to stay “higher for longer” as long as economic data continued to show evidence of stubbornly persistent price inflation. Sentiment remained volatile as equities soared in January 2023 but pulled back in February 2023 and March 2023. The question of whether the Fed’s rate-hiking campaign might throw the economy into recession remained top-of-mind during the period.
The volatility in the banking sector fed a growing narrative that a possible credit crunch could help accelerate a slowdown in economic growth and force the Fed to pause interest-rate hikes sooner rather than later.  As the period came to an end, consumers seemed to be just managing to hold back a recession as U.S. inflation-adjusted gross domestic product rose 1.1% for the first quarter of 2023, down from a 2.6% rate in the last quarter of 2022, according to the U.S. Commerce Department.
As we move toward mid-year, recession and credit concerns are likely to keep surfacing as investors scrutinize corporate earnings, bank balance sheets, and employment data. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index (CPI) in the United States is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Multi-Strategy Funds

The Hartford Balanced Income Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/31/2006 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income with growth of capital as a secondary objective.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	6.22%	0.93%	5.11%	5.57%
Class A3	0.38%	-4.62%	3.93%	4.97%
Class C2	5.84%	0.13%	4.32%	4.78%
Class C4	4.84%	-0.81%	4.32%	4.78%
Class I2	6.35%	1.18%	5.37%	5.83%
Class R3[2]	6.00%	0.54%	4.72%	5.22%
Class R4[2]	6.14%	0.83%	5.03%	5.53%
Class R5[2]	6.30%	1.15%	5.34%	5.82%
Class R6[2]	6.38%	1.25%	5.46%	5.92%
Class Y2	6.31%	1.12%	5.36%	5.87%
Class F2	6.39%	1.27%	5.45%	5.89%
45% Russell 1000 Value Index/44% Bloomberg Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US Corporate High Yield Bond 2% Issuer Cap Index[5]	7.05%	1.11%	4.66%	5.47%
Russell 1000 Value Index	4.54%	1.21%	7.75%	9.13%
Bloomberg Corporate Index	9.21%	0.68%	1.97%	2.21%
JP Morgan Emerging Markets Bond Index Plus	10.83%	-0.89%	-2.72%	-0.11%
Bloomberg US Corporate High Yield Bond 2% Issuer Cap Index	6.21%	1.21%	3.27%	4.01%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.86%	0.86%
Class C	1.62%	1.62%
Class I	0.62%	0.62%
Class R3	1.24%	1.24%
Class R4	0.94%	0.94%
Class R5	0.65%	0.65%
Class R6	0.54%	0.54%
Class Y	0.65%	0.65%
Class F	0.54%	0.54%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk.

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Equity Securities
Common Stocks	45.0%
Preferred Stocks	0.2
Total	45.2%
Fixed Income Securities
Convertible Bonds	0.0% *
Corporate Bonds	46.1
Foreign Government Obligations	3.5
Municipal Bonds	0.3
Senior Floating Rate Interests	0.1
U.S. Government Securities	2.8
Total	52.8%
Short-Term Investments	1.0
Other Assets & Liabilities	1.0
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

Hartford AARP Balanced Retirement Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 04/30/2014 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return while seeking to mitigate downside risk.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	6.79%	-1.66%	3.00%	3.12%
Class A4	1.98%	-6.09%	2.06%	2.59%
Class C3	6.32%	-2.47%	2.24%	2.36%
Class C5	5.32%	-3.41%	2.24%	2.36%
Class I3	6.85%	-1.44%	3.27%	3.35%
Class R3[3]	6.65%	-1.90%	2.88%	2.93%
Class R4[3]	6.75%	-1.69%	3.10%	3.16%
Class R5[3]	6.95%	-1.32%	3.31%	3.35%
Class R6[3]	6.99%	-1.21%	3.41%	3.46%
Class Y3	6.96%	-1.32%	3.33%	3.41%
Class F3	7.03%	-1.22%	3.43%	3.45%
70% Bloomberg US Aggregate Bond Index/ 30% MSCI ACWI Index (Net)[6]	8.66%	0.52%	3.18%	3.39%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.50%
MSCI ACWI Index (Net)	12.68%	2.06%	7.03%	7.21%

[1]	Not annualized.
[2]	Inception: 04/30/2014
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
[6]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 07/10/2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.05%	0.96%
Class C	1.81%	1.71%
Class I	0.76%	0.66%
Class R3	1.38%	1.18%
Class R4	1.08%	0.88%
Class R5	0.78%	0.55%
Class R6	0.66%	0.45%
Class Y	0.75%	0.55%
Class F	0.66%	0.45%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Investments in securities of other investment companies includes the risks that apply to such other investment companies’ strategies and holdings. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk.

3

Hartford AARP Balanced Retirement Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Equity Securities
Affiliated Investment Companies	17.9%
Common Stocks	36.9
Total	54.8%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	12.8%
Corporate Bonds	15.8
Municipal Bonds	0.6
U.S. Government Agencies(2)	7.8
U.S. Government Securities	2.8
Total	39.8%
Short-Term Investments	1.6
Purchased Options	0.2
Other Assets & Liabilities	3.6
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.
4

The Hartford Checks and Balances Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/31/2007 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	6.61%	0.46%	6.80%	7.42%
Class A3	0.74%	-5.06%	5.60%	6.81%
Class C2	6.12%	-0.37%	5.98%	6.60%
Class C4	5.13%	-1.29%	5.98%	6.60%
Class I2	6.72%	0.70%	7.08%	7.68%
Class R3[2]	6.33%	0.08%	6.41%	7.02%
Class R4[2]	6.49%	0.40%	6.73%	7.35%
Class R5[2]	6.73%	0.71%	6.99%	7.65%
Class F2	6.77%	0.70%	7.16%	7.73%
33.4% Russell 3000 Index/ 33.3% S&P 500 Index/33.3% Bloomberg US Aggregate Bond Index[5]	7.67%	1.52%	8.02%	8.54%
Russell 3000 Index	7.30%	1.50%	10.60%	11.67%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.91%	0.91%
Class C	1.68%	1.68%
Class I	0.67%	0.67%
Class R3	1.28%	1.28%
Class R4	0.97%	0.97%
Class R5	0.69%	0.69%
Class F	0.57%	0.57%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Since the Fund is not actively managed, it may underperform actively managed funds during certain markets. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with the ETF.
Asset Allocation(1)
as of 04/30/2023
Fund Type	Percentage of Net Assets
Domestic Equity Funds	66.2%
Taxable Fixed Income Funds	33.3
Short-Term Investments	0.4
Other Assets & Liabilities	0.1
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

5

The Hartford Conservative Allocation Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks current income and long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	7.12%	-0.41%	2.64%	2.17%
Class A3	1.22%	-5.88%	1.49%	1.60%
Class C2	6.79%	-1.15%	1.83%	1.40%
Class C4	5.79%	-2.13%	1.83%	1.40%
Class I2	7.27%	-0.16%	2.88%	2.43%
Class R3[2]	6.96%	-0.84%	2.27%	1.85%
Class R4[2]	7.07%	-0.55%	2.58%	2.16%
Class R5[2]	7.26%	-0.15%	2.90%	2.47%
Class F2	7.36%	-0.06%	2.99%	2.50%
65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)[5]	8.39%	0.68%	3.95%	4.34%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Russell 3000 Index	7.30%	1.50%	10.60%	11.67%
MSCI ACWI ex USA Index (Net)	20.65%	3.05%	2.50%	3.97%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 12/01/2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.07%	1.07%
Class C	1.85%	1.85%
Class I	0.81%	0.81%
Class R3	1.43%	1.43%
Class R4	1.13%	1.13%
Class R5	0.83%	0.83%
Class F	0.71%	0.71%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with ETFs.
Asset Allocation(1)
as of 04/30/2023
Fund Type	Percentage of Net Assets
Domestic Equity Funds	24.3%
International/Global Equity Funds	9.3
Taxable Fixed Income Funds	66.2
Short-Term Investments	0.0 *
Other Assets & Liabilities	0.2
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

6

The Hartford Growth Allocation Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	8.32%	-0.17%	5.00%	5.74%
Class A3	2.37%	-5.66%	3.81%	5.15%
Class C2	7.86%	-0.96%	4.17%	4.94%
Class C4	6.86%	-1.90%	4.17%	4.94%
Class I2	8.43%	0.12%	5.30%	6.07%
Class R3[2]	8.15%	-0.48%	4.65%	5.41%
Class R4[2]	8.26%	-0.26%	4.94%	5.71%
Class R5[2]	8.35%	0.03%	5.27%	6.04%
Class F2	8.54%	0.23%	5.41%	6.13%
55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index[5]	10.52%	1.78%	6.92%	7.81%
Russell 3000 Index	7.30%	1.50%	10.60%	11.67%
MSCI ACWI ex USA Index (Net)	20.65%	3.05%	2.50%	3.97%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 06/01/2014 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.06%	1.06%
Class C	1.88%	1.88%
Class I	0.78%	0.78%
Class R3	1.40%	1.40%
Class R4	1.10%	1.10%
Class R5	0.80%	0.80%
Class F	0.69%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with ETFs.
Asset Allocation(1)
as of 04/30/2023
Fund Type	Percentage of Net Assets
Domestic Equity Funds	53.7%
International/Global Equity Funds	23.5
Taxable Fixed Income Funds	22.6
Short-Term Investments	0.2
Other Assets & Liabilities	0.0 *
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

7

Hartford Moderate Allocation Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	8.01%	-0.21%	3.86%	4.03%
Class A3	2.07%	-5.70%	2.69%	3.45%
Class C2	7.58%	-1.02%	3.05%	3.24%
Class C4	6.58%	-1.97%	3.05%	3.24%
Class I2	8.19%	0.08%	4.14%	4.34%
Class R3[2]	7.82%	-0.52%	3.50%	3.67%
Class R4[2]	8.00%	-0.20%	3.81%	3.98%
Class R5[2]	8.26%	0.07%	4.14%	4.30%
Class F2	8.29%	0.18%	4.23%	4.39%
40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)[5]	9.79%	1.37%	5.53%	6.18%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Russell 3000 Index	7.30%	1.50%	10.60%	11.67%
MSCI ACWI ex USA Index (Net)	20.65%	3.05%	2.50%	3.97%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 12/01/2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.03%	1.03%
Class C	1.84%	1.84%
Class I	0.76%	0.76%
Class R3	1.38%	1.38%
Class R4	1.09%	1.09%
Class R5	0.78%	0.78%
Class F	0.67%	0.67%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with ETFs.
Asset Allocation(1)
as of 04/30/2023
Fund Type	Percentage of Net Assets
Domestic Equity Funds	39.3%
International/Global Equity Funds	18.7
Taxable Fixed Income Funds	41.8
Short-Term Investments	0.1
Other Assets & Liabilities	0.1
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

8

Hartford Multi-Asset Income Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	8.11%	1.13%	2.99%	5.24%
Class A3	2.17%	-4.44%	1.84%	4.65%
Class C2	7.73%	0.37%	2.25%	4.50%
Class C4	6.73%	-0.59%	2.25%	4.50%
Class I2	8.31%	1.42%	3.32%	5.50%
Class R3[2]	7.96%	0.86%	2.72%	4.97%
Class R4[2]	8.12%	1.07%	2.96%	5.25%
Class R5[2]	8.29%	1.40%	3.27%	5.56%
Class R6[2]	8.31%	1.48%	3.38%	5.65%
Class Y2	8.24%	1.35%	3.31%	5.61%
Class F2	8.31%	1.51%	3.40%	5.55%
55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index[5]	7.74%	1.26%	6.07%	6.35%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 05/01/2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.02%	1.02%
Class C	1.75%	1.75%
Class I	0.72%	0.72%
Class R3	1.35%	1.35%
Class R4	1.05%	1.05%
Class R5	0.75%	0.75%
Class R6	0.63%	0.63%
Class Y	0.74%	0.74%
Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in Equity Linked Notes (ELNs) are subject to interest, credit, management, counterparty, liquidity, and market risks, and as applicable, foreign security and currency risks. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.

9

Hartford Multi-Asset Income Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Equity Securities
Common Stocks	27.7%
Equity Linked Securities	3.8
Preferred Stocks	0.4
Total	31.9%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	20.7%
Convertible Bonds	3.9
Corporate Bonds	18.2
Foreign Government Obligations	0.9
Municipal Bonds	1.0
Senior Floating Rate Interests	7.9
U.S. Government Agencies(2)	1.6
U.S. Government Securities	12.1
Total	66.3%
Short-Term Investments	1.7
Other Assets & Liabilities	0.1
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.
10

Hartford Real Asset Fund (Consolidated)
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total returns that outpace inflation over a macroeconomic cycle.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	9.52%	0.97%	4.03%	1.68%
Class A3	3.50%	-4.59%	2.86%	1.10%
Class C2	9.16%	0.22%	3.25%	0.93%
Class C4	8.16%	-0.74%	3.25%	0.93%
Class I2	9.68%	1.22%	4.31%	1.96%
Class R3[2]	9.56%	0.83%	3.77%	1.44%
Class R4[2]	9.61%	1.08%	4.08%	1.73%
Class R5[2]	9.77%	1.24%	4.34%	1.99%
Class R6[2]	9.83%	1.35%	4.41%	2.05%
Class Y2	9.83%	1.35%	4.41%	2.05%
Class F2	9.69%	1.23%	4.39%	2.00%
40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)[5]	4.28%	-1.84%	4.62%	2.60%
Bloomberg US TIPS 1-10 Year Index	3.70%	-1.82%	3.24%	1.56%
MSCI ACWI Commodity Producers Index (Net)	5.60%	6.36%	5.76%	3.40%
Bloomberg Commodity Index Total Return	-5.86%	-16.60%	4.67%	-1.51%
MSCI World IMI Core Real Estate Index (Net)	6.55%	-15.85%	0.96%	2.38%
MSCI ACWI Infrastructure Index (Net)	9.86%	-0.38%	3.62%	3.68%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2022 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.49%	1.26%
Class C	2.29%	2.01%
Class I	1.20%	1.01%
Class R3	1.82%	1.51%
Class R4	1.52%	1.21%
Class R5	1.22%	0.96%
Class R6	1.11%	0.91%
Class Y	1.21%	0.91%
Class F	1.11%	0.91%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement or fee waiver arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. The expense reimbursement arrangement remains in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. The fee waiver remains in effect as long as the Fund remains invested in the subsidiary. Expenses shown include acquired fund fees and expenses and expenses of the Fund’s wholly-owned Cayman Islands subsidiary. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Investments in the commodities market and the natural-resource industry may increase the Fund’s liquidity risk, volatility and risk of loss if adverse developments occur. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • By investing in a Cayman subsidiary, the Fund is indirectly exposed to the risks associated with a non-U.S. subsidiary and its investments. • The value of the underlying real estate of real estate related securities may go down due to various factors, including but not limited to, strength of the economy, amount of new construction, laws and regulations, costs of real estate, availability of mortgages and changes in interest rates. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

11

Hartford Real Asset Fund (Consolidated)
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Equity Securities
Closed End Funds	0.0% *
Common Stocks	50.5
Exchange-Traded Funds	1.5
Preferred Stocks	0.1
Total	52.1%
Fixed Income Securities
Foreign Government Obligations	6.2%
U.S. Government Securities	26.8
Total	33.0%
Short-Term Investments	13.9
Other Assets & Liabilities	1.0
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
12

Hartford Multi-Strategy Funds
Benchmark Glossary (Unaudited)

Bloomberg Corporate Index (reflects no deduction for fees, expenses or taxes) is the Corporate component of the US Credit Index within the Bloomberg US Aggregate Bond Index.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) is the 2% issuer cap component of the Bloomberg US High Yield Index, which is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and non convertible debt registered with the Securities and Exchange Commission.
Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index ("BCOM"). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) US Treasury Bills.
JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.
MSCI ACWI (All Country World) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.
MSCI ACWI (All Country World) Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI Index, the parent index, which covers mid and large cap securities across developed market and emerging market countries.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI (All Country World) Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of companies that are owners or operators of infrastructure assets.
MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large, mid and small cap stocks across developed countries engaged in the ownership, development and management of specific core property type real estate.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED

13

Hartford Multi-Strategy Funds
Benchmark Glossary (Unaudited) – (continued)

BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
Additional Information Regarding Blended Benchmarks that Include an MSCI Index. The blended returns are calculated by HFMC and include, among other index provider data, end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.
Additional Information Regarding MSCI Indices. Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
14

Hartford Multi-Strategy Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2022 through April 30, 2023. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford Balanced Income Fund
Class A	$ 1,000.00	$ 1,062.20	$ 4.45	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class C	$ 1,000.00	$ 1,058.40	$ 8.32	$ 1,000.00	$ 1,016.71	$ 8.15	1.63%
Class I	$ 1,000.00	$ 1,063.50	$ 3.22	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R3	$ 1,000.00	$ 1,060.70	$ 6.33	$ 1,000.00	$ 1,018.65	$ 6.21	1.24%
Class R4	$ 1,000.00	$ 1,061.40	$ 4.91	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%
Class R5	$ 1,000.00	$ 1,063.00	$ 3.33	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class R6	$ 1,000.00	$ 1,063.80	$ 2.81	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%
Class Y	$ 1,000.00	$ 1,063.10	$ 3.33	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class F	$ 1,000.00	$ 1,063.90	$ 2.81	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%
Hartford AARP Balanced Retirement Fund
Class A	$ 1,000.00	$ 1,066.70	$ 4.46	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class C	$ 1,000.00	$ 1,063.20	$ 8.29	$ 1,000.00	$ 1,016.76	$ 8.10	1.62%
Class I	$ 1,000.00	$ 1,067.30	$ 2.92	$ 1,000.00	$ 1,021.97	$ 2.86	0.57%
Class R3	$ 1,000.00	$ 1,065.30	$ 5.58	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Class R4	$ 1,000.00	$ 1,066.30	$ 4.05	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class R5	$ 1,000.00	$ 1,068.30	$ 2.41	$ 1,000.00	$ 1,022.66	$ 2.36	0.47%
Class R6	$ 1,000.00	$ 1,068.70	$ 1.85	$ 1,000.00	$ 1,022.96	$ 1.81	0.36%
Class Y	$ 1,000.00	$ 1,068.40	$ 2.36	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class F	$ 1,000.00	$ 1,069.10	$ 1.85	$ 1,000.00	$ 1,023.01	$ 1.81	0.36%
15

Hartford Multi-Strategy Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford Checks and Balances Fund
Class A	$ 1,000.00	$ 1,066.10	$ 1.95	$ 1,000.00	$ 1,022.91	$ 1.91	0.38%
Class C	$ 1,000.00	$ 1,061.20	$ 5.98	$ 1,000.00	$ 1,018.99	$ 5.86	1.17%
Class I	$ 1,000.00	$ 1,067.20	$ 0.77	$ 1,000.00	$ 1,024.05	$ 0.75	0.15%
Class R3	$ 1,000.00	$ 1,063.30	$ 3.84	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class R4	$ 1,000.00	$ 1,064.90	$ 2.25	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%
Class R5	$ 1,000.00	$ 1,067.30	$ 0.77	$ 1,000.00	$ 1,024.05	$ 0.75	0.15%
Class F	$ 1,000.00	$ 1,067.70	$ 0.21	$ 1,000.00	$ 1,024.60	$ 0.20	0.04%
The Hartford Conservative Allocation Fund
Class A	$ 1,000.00	$ 1,071.20	$ 3.19	$ 1,000.00	$ 1,021.72	$ 3.11	0.62%
Class C	$ 1,000.00	$ 1,067.90	$ 7.18	$ 1,000.00	$ 1,017.85	$ 7.00	1.40%
Class I	$ 1,000.00	$ 1,072.70	$ 1.85	$ 1,000.00	$ 1,023.01	$ 1.81	0.36%
Class R3	$ 1,000.00	$ 1,069.60	$ 4.93	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%
Class R4	$ 1,000.00	$ 1,070.70	$ 3.39	$ 1,000.00	$ 1,021.47	$ 3.31	0.66%
Class R5	$ 1,000.00	$ 1,072.60	$ 1.90	$ 1,000.00	$ 1,022.96	$ 1.86	0.37%
Class F	$ 1,000.00	$ 1,073.60	$ 1.34	$ 1,000.00	$ 1,023.51	$ 1.30	0.26%
The Hartford Growth Allocation Fund
Class A	$ 1,000.00	$ 1,083.20	$ 2.79	$ 1,000.00	$ 1,022.12	$ 2.71	0.54%
Class C	$ 1,000.00	$ 1,078.60	$ 7.16	$ 1,000.00	$ 1,017.90	$ 6.95	1.39%
Class I	$ 1,000.00	$ 1,084.30	$ 1.34	$ 1,000.00	$ 1,023.51	$ 1.30	0.26%
Class R3	$ 1,000.00	$ 1,081.50	$ 4.49	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class R4	$ 1,000.00	$ 1,082.60	$ 2.99	$ 1,000.00	$ 1,021.92	$ 2.91	0.58%
Class R5	$ 1,000.00	$ 1,083.50	$ 1.40	$ 1,000.00	$ 1,023.46	$ 1.35	0.27%
Class F	$ 1,000.00	$ 1,085.40	$ 0.83	$ 1,000.00	$ 1,024.00	$ 0.80	0.16%
Hartford Moderate Allocation Fund
Class A	$ 1,000.00	$ 1,080.10	$ 2.78	$ 1,000.00	$ 1,022.12	$ 2.71	0.54%
Class C	$ 1,000.00	$ 1,075.80	$ 7.00	$ 1,000.00	$ 1,018.05	$ 6.81	1.36%
Class I	$ 1,000.00	$ 1,081.90	$ 1.39	$ 1,000.00	$ 1,023.46	$ 1.35	0.27%
Class R3	$ 1,000.00	$ 1,078.20	$ 4.59	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class R4	$ 1,000.00	$ 1,080.00	$ 3.04	$ 1,000.00	$ 1,021.87	$ 2.96	0.59%
Class R5	$ 1,000.00	$ 1,082.60	$ 1.45	$ 1,000.00	$ 1,023.41	$ 1.40	0.28%
Class F	$ 1,000.00	$ 1,082.90	$ 0.93	$ 1,000.00	$ 1,023.90	$ 0.90	0.18%
Hartford Multi-Asset Income Fund
Class A	$ 1,000.00	$ 1,081.10	$ 5.37	$ 1,000.00	$ 1,019.64	$ 5.21	1.04%
Class C	$ 1,000.00	$ 1,077.30	$ 9.22	$ 1,000.00	$ 1,015.92	$ 8.95	1.79%
Class I	$ 1,000.00	$ 1,083.10	$ 3.82	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class R3	$ 1,000.00	$ 1,079.60	$ 6.81	$ 1,000.00	$ 1,018.25	$ 6.61	1.32%
Class R4	$ 1,000.00	$ 1,081.20	$ 5.47	$ 1,000.00	$ 1,019.54	$ 5.31	1.06%
Class R5	$ 1,000.00	$ 1,082.90	$ 3.92	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Class R6	$ 1,000.00	$ 1,083.10	$ 3.36	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class Y	$ 1,000.00	$ 1,082.40	$ 3.92	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Class F	$ 1,000.00	$ 1,083.10	$ 3.36	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Hartford Real Asset Fund (Consolidated)
Class A	$ 1,000.00	$ 1,095.20	$ 6.50	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class C	$ 1,000.00	$ 1,091.60	$ 10.37	$ 1,000.00	$ 1,014.88	$ 9.99	2.00%
Class I	$ 1,000.00	$ 1,096.80	$ 5.20	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class R3	$ 1,000.00	$ 1,095.60	$ 7.80	$ 1,000.00	$ 1,017.36	$ 7.50	1.50%
Class R4	$ 1,000.00	$ 1,096.10	$ 6.24	$ 1,000.00	$ 1,018.94	$ 6.01	1.20%
Class R5	$ 1,000.00	$ 1,097.70	$ 4.94	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class R6	$ 1,000.00	$ 1,098.30	$ 4.68	$ 1,000.00	$ 1,020.38	$ 4.51	0.90%
Class Y	$ 1,000.00	$ 1,098.30	$ 4.68	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class F	$ 1,000.00	$ 1,096.90	$ 4.68	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
16

The Hartford Balanced Income Fund
Schedule of Investments
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.0%
	Airlines - 0.0%
$ 1,499,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 1,167,870
	Commercial Services - 0.0%
650,000	Block, Inc. 0.13%, 03/01/2025	605,475
	Healthcare - Products - 0.0%
1,029,000	Insulet Corp. 0.38%, 09/01/2026	1,535,783
	Machinery-Diversified - 0.0%
808,000	Middleby Corp. 1.00%, 09/01/2025	978,084
	Oil & Gas - 0.0%
1,075,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029(1)	1,212,884
	Total Convertible Bonds (cost $5,379,016)	$ 5,500,096
CORPORATE BONDS - 46.1%
	Advertising - 0.0%
2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,738,836
	Aerospace/Defense - 0.9%
	Boeing Co.
7,000,000	3.25%, 02/01/2035	5,715,475
2,655,000	3.75%, 02/01/2050	1,990,474
2,450,000	3.90%, 05/01/2049	1,854,068
13,025,000	5.04%, 05/01/2027	13,063,178
6,900,000	5.71%, 05/01/2040	6,910,735
9,000,000	5.81%, 05/01/2050	8,972,596
7,545,000	L3Harris Technologies, Inc. 4.40%, 06/15/2028	7,465,303
	Lockheed Martin Corp.
6,025,000	4.50%, 05/15/2036	5,994,328
2,220,000	5.70%, 11/15/2054	2,506,314
	Northrop Grumman Corp.
3,200,000	3.25%, 01/15/2028	3,041,498
5,215,000	4.03%, 10/15/2047	4,490,731
15,685,000	4.70%, 03/15/2033	15,754,029
3,315,000	4.95%, 03/15/2053	3,273,293
	Raytheon Technologies Corp.
3,455,000	3.03%, 03/15/2052	2,475,837
5,000,000	3.75%, 11/01/2046	4,121,861
1,925,000	4.50%, 06/01/2042	1,815,114
3,425,000	4.63%, 11/16/2048	3,254,460
15,490,000	5.15%, 02/27/2033	16,067,475
2,890,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	3,111,423
	TransDigm, Inc.
3,750,000	5.50%, 11/15/2027	3,599,111
6,295,000	6.25%, 03/15/2026(1)	6,330,239
1,565,000	6.75%, 08/15/2028(1)	1,590,011
		123,397,553
	Agriculture - 0.8%
9,645,000	Altria Group, Inc. 3.88%, 09/16/2046	6,899,713
	BAT Capital Corp.
13,660,000	2.26%, 03/25/2028	11,836,802
8,515,000	3.22%, 09/06/2026	8,064,618
6,155,000	4.74%, 03/16/2032	5,741,963
6,310,000	7.75%, 10/19/2032	7,014,141
4,750,000	BAT International Finance PLC 3.95%, 06/15/2025(1)	4,645,636
	Cargill, Inc.
20,370,000	2.13%, 11/10/2031(1)	16,882,050
7,945,000	4.00%, 06/22/2032(1)	7,549,406
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Agriculture - 0.8% - (continued)
$ 7,160,000	4.50%, 06/24/2026(1)	$ 7,192,987
7,720,000	5.13%, 10/11/2032(1)(2)	7,994,166
3,840,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	3,798,891
5,795,000	Imperial Brands Finance PLC 6.13%, 07/27/2027(1)	5,975,841
	Philip Morris International, Inc.
6,270,000	5.13%, 11/17/2027	6,410,183
6,165,000	5.13%, 02/15/2030	6,217,477
4,155,000	5.38%, 02/15/2033	4,234,504
4,200,000	5.63%, 11/17/2029	4,376,666
		114,835,044
	Apparel - 0.0%
	Crocs, Inc.
1,769,000	4.13%, 08/15/2031(1)	1,493,797
1,900,000	4.25%, 03/15/2029(1)	1,686,250
		3,180,047
	Auto Manufacturers - 0.2%
2,065,000	Daimler Truck Finance North America LLC 5.13%, 01/19/2028(1)	2,076,147
505,000	Ford Motor Co. 4.35%, 12/08/2026(2)	490,857
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,451,744
2,635,000	3.38%, 11/13/2025	2,447,168
1,105,000	4.13%, 08/04/2025	1,045,660
2,325,000	4.54%, 08/01/2026	2,192,109
2,690,000	5.13%, 06/16/2025	2,619,205
14,670,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	13,110,321
		30,433,211
	Auto Parts & Equipment - 0.0%
	Adient Global Holdings Ltd.
EUR 254,817	3.50%, 08/15/2024(3)	275,496
$ 3,665,000	4.88%, 08/15/2026(1)	3,521,728
2,570,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	2,579,946
		6,377,170
	Beverages - 1.0%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	15,131,160
10,971,000	4.90%, 02/01/2046	10,802,425
	Anheuser-Busch InBev Worldwide, Inc.
3,440,000	4.38%, 04/15/2038	3,313,805
7,750,000	4.60%, 04/15/2048	7,420,460
12,950,000	5.55%, 01/23/2049	14,010,671
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(1)	5,789,483
10,960,000	4.45%, 05/15/2025(1)	10,774,475
5,365,000	5.15%, 05/15/2038(1)	5,191,146
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,789,000	5.25%, 04/27/2029(1)	1,668,294
180,000	5.25%, 04/27/2029(3)	167,855
	Constellation Brands, Inc.
1,585,000	3.15%, 08/01/2029	1,453,304
7,893,000	3.60%, 02/15/2028	7,545,654
6,735,000	4.90%, 05/01/2033	6,735,832
10,297,000	Diageo Capital PLC 2.00%, 04/29/2030	8,863,832
12,500,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	12,047,751

The accompanying notes are an integral part of these financial statements.
17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Beverages - 1.0% - (continued)
	Pernod Ricard International Finance LLC
$ 18,810,000	1.25%, 04/01/2028(1)	$ 16,258,963
9,595,000	1.63%, 04/01/2031(1)	7,678,493
		134,853,603
	Biotechnology - 0.8%
	Amgen, Inc.
20,575,000	4.20%, 03/01/2033	19,708,913
3,365,000	5.25%, 03/02/2030	3,451,498
13,660,000	5.25%, 03/02/2033	14,031,247
14,625,000	5.65%, 03/02/2053	15,139,589
	CSL Finance PLC
1,660,000	4.25%, 04/27/2032(1)	1,615,122
1,700,000	4.63%, 04/27/2042(1)	1,611,952
	Gilead Sciences, Inc.
3,965,000	2.60%, 10/01/2040	2,922,655
5,000,000	3.65%, 03/01/2026	4,883,490
515,000	Grifols Escrow Issuer SA 4.75%, 10/15/2028(1)(4)	410,606
7,925,000	Illumina, Inc. 5.75%, 12/13/2027	8,128,319
	Royalty Pharma PLC
17,575,000	1.75%, 09/02/2027	15,381,041
3,640,000	2.15%, 09/02/2031	2,898,981
19,835,000	2.20%, 09/02/2030	16,238,562
5,305,000	3.35%, 09/02/2051	3,486,223
		109,908,198
	Chemicals - 0.4%
3,565,000	Avient Corp. 7.13%, 08/01/2030(1)	3,644,475
950,000	Braskem Idesa SAPI 6.99%, 02/20/2032(1)	676,685
	Braskem Netherlands Finance BV
1,650,000	4.50%, 01/31/2030(3)	1,385,196
1,000,000	7.25%, 02/13/2033(1)	957,767
29,905,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	30,223,988
610,000	Chemours Co. 4.63%, 11/15/2029(1)	500,211
2,510,000	Ecolab, Inc. 2.70%, 12/15/2051	1,684,876
1,260,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(1)	1,022,709
1,115,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	1,009,065
7,365,000	Nutrien Ltd. 4.90%, 03/27/2028	7,381,559
	OCP SA
650,000	3.75%, 06/23/2031(3)	542,912
425,000	3.75%, 06/23/2031(1)	354,981
1,176,000	5.13%, 06/23/2051(1)	865,701
807,000	5.13%, 06/23/2051(3)	594,065
655,000	5.63%, 04/25/2024(3)	650,875
1,165,000	6.88%, 04/25/2044(3)	1,071,800
1,075,000	Sasol Financing USA LLC 8.75%, 05/03/2029(1)	1,078,257
565,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(1)	509,024
6,835,000	Sherwin-Williams Co. 2.90%, 03/15/2052	4,464,335
610,000	Tronox, Inc. 4.63%, 03/15/2029(1)	507,195
		59,125,676
	Commercial Banks - 9.4%
	Banco de Credito del Peru SA
1,005,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.00% thereafter)(1)(5)	920,769
418,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.00% thereafter)(3)(5)	382,967
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.45% thereafter)(3)(5)	$ 403,485
2,895,000	Banco do Brasil SA 6.25%, 04/18/2030(1)	2,877,630
835,000	Bancolombia SA 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.94% thereafter)(5)	709,750
1,215,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.15% thereafter)(1)(5)	992,470
1,770,000	Bank Leumi Le-Israel BM 7.13%, 07/18/2033, (7.13% fixed rate until 04/18/2028; 5 year USD CMT + 3.47% thereafter)(1)(3)(5)	1,720,706
	Bank of America Corp.
32,755,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 year USD CMT + 1.20% thereafter)(5)	24,986,553
10,105,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.99% thereafter)(5)	8,539,314
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(5)	6,238,157
37,110,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(5)	31,281,494
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.09% thereafter)(5)	5,082,450
3,885,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 6 mo. USD SOFR + 1.58% thereafter)(5)	3,013,579
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.51% thereafter)(5)	9,466,753
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.58% thereafter)(5)	6,241,539
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.94% thereafter)(5)	4,993,410
6,570,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.21% thereafter)(5)	6,137,172
8,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.15% thereafter)(5)	7,220,649
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.81% thereafter)(5)	2,882,471
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.52% thereafter)(5)	7,712,178
6,345,000	4.57%, 04/27/2033, (4.57% fixed rate until 04/27/2032; 6 mo. USD SOFR + 1.83% thereafter)(5)	6,042,038
	Bank of New York Mellon Corp.
18,565,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(5)	18,051,663
14,180,000	4.29%, 06/13/2033, (4.29% fixed rate until 06/13/2032; 6 mo. USD SOFR + 1.42% thereafter)(5)	13,563,943

The accompanying notes are an integral part of these financial statements.
18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 4,325,000	4.71%, 02/01/2034, (4.71% fixed rate until 02/01/2033; 6 mo. USD SOFR + 1.51% thereafter)(5)	$ 4,289,701
3,605,000	5.83%, 10/25/2033, (5.83% fixed rate until 10/25/2032; 6 mo. USD SOFR + 2.07% thereafter)(5)	3,851,319
	Barclays PLC
12,000,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.80% thereafter)(5)	11,583,075
1,305,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 year USD CMT + 2.90% thereafter)(5)	1,040,430
9,820,000	5.50%, 08/09/2028, (5.50% fixed rate until 08/09/2027; 12 mo. USD CMT + 2.65% thereafter)(5)	9,776,446
5,980,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.05% thereafter)(5)	6,200,837
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.30% thereafter)(5)	14,327,169
5,000,000	7.44%, 11/02/2033, (7.44% fixed rate until 11/02/2032; 12 mo. USD CMT + 3.50% thereafter)(5)	5,497,835
1,950,000	8.00%, 03/15/2029, (8.00% fixed rate until 03/15/2029; 5 year USD CMT + 5.43% thereafter)(5)(6)	1,708,005
	BNP Paribas SA
9,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(1)(5)	8,223,823
10,000,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 6 mo. USD SOFR + 1.39% thereafter)(1)(5)	8,300,075
15,000,000	4.63%, 01/12/2027, (4.63% fixed rate until 01/12/2027; 5 year USD CMT + 3.20% thereafter)(1)(5)(6)	11,773,500
16,620,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 12 mo. USD CMT + 1.45% thereafter)(1)(5)	16,663,188
	BPCE SA
17,135,000	1.00%, 01/20/2026(1)	15,418,600
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(5)	2,736,058
665,000	3.12%, 10/19/2032, (3.12% fixed rate until 10/19/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(5)	515,626
1,135,000	4.00%, 09/12/2023(1)	1,125,875
	Citigroup, Inc.
5,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 6 mo. USD SOFR + 0.67% thereafter)(5)	5,078,301
33,630,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 6 mo. USD SOFR + 0.77% thereafter)(5)	30,176,693
10,515,000	1.28%, 11/03/2025, (1.28% fixed rate until 11/03/2024; 6 mo. USD SOFR + 0.53% thereafter)(5)	9,865,145
10,800,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 6 mo. USD SOFR + 0.77% thereafter)(5)	9,682,364
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 5,000,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 6 mo. USD SOFR + 1.17% thereafter)(5)	$ 4,144,835
2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.28% thereafter)(5)	2,284,392
22,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(2)(5)	22,679,275
8,210,000	4.91%, 05/24/2033, (4.91% fixed rate until 05/24/2032; 6 mo. USD SOFR + 2.09% thereafter)(5)	8,035,402
7,931,000	Credit Agricole SA 1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	7,336,100
	Credit Suisse Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.98% thereafter)(1)(2)(5)	5,775,750
6,960,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(5)	5,573,431
14,465,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(5)	14,316,508
1,325,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(5)	1,344,432
6,504,000	Danske Bank AS 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.35% thereafter)(1)(5)	5,840,774
	Deutsche Bank AG
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	19,745,782
11,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	9,852,309
780,000	3.04%, 05/28/2032, (3.04% fixed rate until 05/28/2031; 6 mo. USD SOFR + 1.72% thereafter)(5)	621,348
17,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(5)	14,928,137
13,130,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(5)	9,554,584
8,080,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(5)	8,201,150
2,275,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(5)	2,125,078
5,820,000	Fifth Third Bancorp 4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 6 mo. USD SOFR + 1.36% thereafter)(5)	5,498,931
	Goldman Sachs Group, Inc.
26,510,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(5)	23,693,490

The accompanying notes are an integral part of these financial statements.
19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 8,120,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.80% thereafter)(5)	$ 7,280,777
7,855,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(5)	6,278,846
18,610,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(5)	15,177,778
6,040,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 6 mo. USD SOFR + 1.41% thereafter)(5)	5,195,900
24,940,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.20% thereafter)(5)	24,110,776
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(5)	3,221,147
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.37% thereafter)(5)	12,799,545
5,000,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD SOFR + 1.30% thereafter)(5)	4,794,398
9,100,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 6 mo. USD SOFR + 1.51% thereafter)(5)	8,930,813
	HSBC Holdings PLC
11,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	10,002,385
14,660,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.19% thereafter)(5)	11,987,601
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.61% thereafter)(5)	4,381,346
4,600,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD LIBOR + 1.55% thereafter)(5)	4,376,647
4,245,000	4.25%, 03/14/2024	4,174,922
16,285,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.53% thereafter)(5)	14,933,424
26,615,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	26,034,806
9,510,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(5)	9,410,590
3,600,000	6.33%, 03/09/2044, 6 mo. USD SOFR + 2.65%	3,784,028
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 year USD CMT + 3.86% thereafter)(2)(5)(6)	14,058,762
4,900,000	8.11%, 11/03/2033, (8.11% fixed rate until 11/03/2032; 6 mo. USD SOFR + 4.25% thereafter)(5)	5,522,763
1,035,000	Huntington National Bank 4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 6 mo. USD SOFR + 1.20% thereafter)(5)	997,242
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 7,315,000	ING Groep NV 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 6 mo. USD SOFR + 1.01% thereafter)(5)	$ 6,581,683
3,150,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 12 mo. USD CMT + 2.75% thereafter)(1)(5)	2,081,080
2,180,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(1)(3)	2,166,920
	JP Morgan Chase & Co.
17,080,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(5)	15,188,775
15,000,000	1.56%, 12/10/2025, (1.56% fixed rate until 12/10/2024; 6 mo. USD SOFR + 0.61% thereafter)(5)	14,075,698
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(5)	14,687,520
24,465,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(5)	20,328,983
11,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 6 mo. USD SOFR + 1.51% thereafter)(5)	10,136,946
14,155,000	2.95%, 02/24/2028, (2.95% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.17% thereafter)(5)	13,149,009
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 6 mo. USD SOFR + 2.52% thereafter)(5)	2,358,321
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 6 mo. USD SOFR + 2.46% thereafter)(5)	2,133,085
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.16% thereafter)(5)	9,254,342
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.36% thereafter)(5)	5,505,088
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.38% thereafter)(5)	12,924,023
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.58% thereafter)(5)	3,552,160
12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	12,392,174
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(5)	3,940,356
8,185,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(5)	8,132,089
7,970,000	M&T Bank Corp. 5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	7,468,655
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	9,588,379
	Manufacturers & Traders Trust Co.
12,465,000	4.65%, 01/27/2026	12,065,473

The accompanying notes are an integral part of these financial statements.
20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 29,430,000	5.40%, 11/21/2025	$ 28,723,706
870,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.25% thereafter)(1)(3)(5)	741,458
	Morgan Stanley
21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 6 mo. USD SOFR + 0.72% thereafter)(5)	19,069,189
10,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(5)	8,985,031
9,250,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(5)	7,290,770
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(5)	6,194,821
17,460,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(5)	14,070,508
18,275,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 6 mo. USD SOFR + 1.36% thereafter)(5)	14,023,317
4,950,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.20% thereafter)(5)	4,060,255
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 6 mo. USD SOFR + 1.15% thereafter)(5)	7,518,452
8,665,000	3.13%, 07/27/2026	8,227,508
3,580,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.63% thereafter)(5)	3,451,378
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.43% thereafter)(5)	15,396,047
6,845,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 6 mo. USD SOFR + 2.08% thereafter)(5)	6,739,951
15,900,000	5.25%, 04/21/2034, 6 mo. USD SOFR + 1.87%	16,027,627
4,510,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 year USD CMT + 2.43% thereafter)(5)	4,526,449
5,095,000	NatWest Group PLC 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.90% thereafter)(5)	4,525,256
1,420,000	OTP Bank Nyrt 8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 year USD CMT + 5.06% thereafter)(3)(5)	1,370,300
	PNC Financial Services Group, Inc.
5,635,000	5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 6 mo. USD SOFR + 1.93% thereafter)(5)	5,537,779
10,680,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 3 mo. USD SOFR + 1.09% thereafter)(5)	10,686,970
	QNB Finance Ltd.
4,285,000	1.38%, 01/26/2026(3)	3,895,528
600,000	1.63%, 09/22/2025(3)	555,745
970,000	2.63%, 05/12/2025(3)	924,895
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 785,000	Santander Holdings USA, Inc. 6.50%, 03/09/2029, (6.50% fixed rate until 03/09/2028; 6 mo. USD SOFR + 2.35% thereafter)(5)	$ 787,651
840,000	Shinhan Bank Co. Ltd. 4.00%, 04/23/2029(3)	779,807
	Societe Generale SA
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 12 mo. USD CMT + 1.00% thereafter)(1)(5)	13,657,424
1,285,000	3.34%, 01/21/2033, (3.34% fixed rate until 01/21/2032; 12 mo. USD CMT + 1.60% thereafter)(1)(5)	1,043,440
3,535,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 year USD CMT + 3.93% thereafter)(1)(5)(6)	2,698,266
12,250,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.20% thereafter)(1)(5)	11,529,104
4,420,000	6.69%, 01/10/2034, (6.69% fixed rate until 01/10/2033; 12 mo. USD CMT + 2.95% thereafter)(1)(5)	4,586,126
1,035,000	7.37%, 01/10/2053(3)	1,014,283
	Standard Chartered PLC
7,165,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.00% thereafter)(1)(5)	6,381,937
645,000	3.27%, 02/18/2036, (3.27% fixed rate until 11/18/2030; 5 year USD CMT + 2.30% thereafter)(1)(5)	512,091
2,580,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 12 mo. USD CMT + 2.45% thereafter)(1)(5)	2,639,990
1,430,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.45% thereafter)(1)(5)	1,545,214
4,685,000	State Street Corp. 5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(5)	4,886,447
	Truist Financial Corp.
4,360,000	1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 6 mo. USD SOFR + 0.86% thereafter)(5)	3,683,317
13,325,000	4.12%, 06/06/2028, (4.12% fixed rate until 06/06/2027; 6 mo. USD SOFR + 1.37% thereafter)(5)	12,675,309
3,430,000	5.12%, 01/26/2034, (5.12% fixed rate until 01/26/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	3,320,071
	UBS Group AG
7,000,000	2.75%, 02/11/2033, (2.75% fixed rate until 02/11/2032; 12 mo. USD CMT + 1.10% thereafter)(1)(5)	5,546,971
4,100,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.40% thereafter)(3)(5)(6)	3,187,750
7,405,000	5.96%, 01/12/2034, (5.96% fixed rate until 01/12/2033; 12 mo. USD CMT + 2.20% thereafter)(1)(5)	7,555,368
	UniCredit SpA
6,815,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.20% thereafter)(1)(5)	6,022,000

The accompanying notes are an integral part of these financial statements.
21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 645,000	3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.55% thereafter)(3)(5)	$ 515,339
1,870,000	5.46%, 06/30/2035, (5.46% fixed rate until 06/30/2030; 5 year USD CMT + 4.75% thereafter)(1)(5)	1,591,277
2,235,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 year USD CMT + 1.45% thereafter)(1)(5)	2,114,475
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	2,664,946
	Wells Fargo & Co.
4,875,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(5)	3,641,214
43,785,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(5)	38,213,574
17,845,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	16,830,604
11,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.31% thereafter)(5)	10,864,852
7,485,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.32% thereafter)(5)	7,291,647
2,280,000	4.75%, 12/07/2046	1,990,537
3,026,000	4.90%, 11/17/2045	2,719,258
2,960,000	5.39%, 04/24/2034, 6 mo. USD SOFR + 2.02%	3,002,435
4,408,000	5.61%, 01/15/2044	4,329,366
		1,286,377,198
	Commercial Services - 0.7%
	Adani Ports & Special Economic Zone Ltd.
450,000	3.10%, 02/02/2031(3)	309,600
525,000	4.00%, 07/30/2027(3)	438,877
215,000	4.20%, 08/04/2027(3)	180,711
730,000	4.38%, 07/03/2029(3)	573,249
575,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/2028(1)	499,501
	Ashtead Capital, Inc.
5,595,000	1.50%, 08/12/2026(1)	4,939,464
5,950,000	5.50%, 08/11/2032(1)	5,868,235
5,265,000	5.55%, 05/30/2033(1)	5,227,853
	Block, Inc.
1,775,000	2.75%, 06/01/2026	1,606,837
1,200,000	3.50%, 06/01/2031	978,503
4,495,000	Duke University 2.83%, 10/01/2055	3,280,508
	ERAC USA Finance LLC
6,060,000	4.60%, 05/01/2028(1)	6,034,166
3,820,000	4.90%, 05/01/2033(1)	3,807,276
2,790,000	Georgetown University 2.25%, 04/01/2030	2,387,858
	Global Payments, Inc.
25,405,000	1.20%, 03/01/2026	22,749,399
1,990,000	2.15%, 01/15/2027	1,782,109
3,020,000	4.45%, 06/01/2028	2,894,714
4,650,000	5.30%, 08/15/2029	4,613,642
3,595,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	3,433,169
	S&P Global, Inc.
4,944,000	2.90%, 03/01/2032	4,382,830
9,500,000	4.75%, 08/01/2028	9,679,319
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Commercial Services - 0.7% - (continued)
	Service Corp. International
$ 3,775,000	3.38%, 08/15/2030	$ 3,197,870
775,000	4.63%, 12/15/2027	748,030
550,000	5.13%, 06/01/2029	529,375
1,632,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	675,888
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	334,424
1,530,000	3.88%, 02/15/2031	1,345,771
6,710,000	4.88%, 01/15/2028	6,447,689
		98,946,867
	Construction Materials - 0.2%
	Builders FirstSource, Inc.
1,985,000	4.25%, 02/01/2032(1)	1,737,837
4,945,000	5.00%, 03/01/2030(1)	4,617,351
1,695,000	Cemex SAB de CV 9.13%, 03/14/2028, 5 year USD CMT + 4.91%(1)(6)	1,692,457
871,000	Johnson Controls International PLC 4.63%, 07/02/2044	794,246
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	3,787,885
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(1)	1,342,311
1,075,000	4.75%, 01/15/2028(1)	1,002,377
7,270,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033(7)	7,539,607
6,006,000	Trane Technologies Luxembourg Finance SA 4.50%, 03/21/2049	5,392,042
		27,906,113
	Distribution/Wholesale - 0.1%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,048,273
5,815,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	5,699,343
		6,747,616
	Diversified Financial Services - 1.3%
1,835,000	AGFC Capital Trust I 7.01%, 01/15/2067, 3 mo. USD LIBOR + 1.75%(1)	1,028,733
1,310,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 year USD CMT + 4.41% thereafter)(1)(5)(6)	950,559
1,120,000	Ally Financial, Inc. 6.70%, 02/14/2033	1,007,841
	American Express Co.
11,935,000	2.55%, 03/04/2027	11,038,653
18,640,000	5.04%, 05/01/2034, 6 mo. USD SOFR + 1.83%	18,641,110
1,215,000	Avolon Holdings Funding Ltd. 2.75%, 02/21/2028(1)	1,021,213
	Capital One Financial Corp.
8,170,000	4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(5)	7,968,466
13,975,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(5)	13,448,859
11,785,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	11,573,838
9,285,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(5)	9,032,035

The accompanying notes are an integral part of these financial statements.
22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Diversified Financial Services - 1.3% - (continued)
	CMB International Leasing Management Ltd.
$ 480,000	2.75%, 08/12/2030(3)	$ 395,189
200,000	2.88%, 02/04/2031(3)	162,174
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(1)	1,507,311
1,325,000	6.63%, 03/15/2026(2)	1,265,536
12,000,000	Discover Financial Services 6.70%, 11/29/2032	12,677,203
4,145,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	4,104,793
	Far East Horizon Ltd.
705,000	2.63%, 03/03/2024(3)	669,750
955,000	4.25%, 10/26/2026(3)	818,122
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(3)(8)(9)	—
	Intercontinental Exchange, Inc.
3,470,000	2.65%, 09/15/2040	2,519,166
6,095,000	4.35%, 06/15/2029	6,011,166
3,035,000	4.60%, 03/15/2033	3,025,320
6,000,000	5.20%, 06/15/2062	6,105,577
575,000	LD Holdings Group LLC 6.50%, 11/01/2025(1)	406,813
	LSEGA Financing PLC
6,950,000	1.38%, 04/06/2026(1)(2)	6,223,271
5,685,000	2.00%, 04/06/2028(1)	4,949,570
9,615,000	2.50%, 04/06/2031(1)	8,255,132
1,865,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	1,527,622
	OneMain Finance Corp.
650,000	3.88%, 09/15/2028	521,638
670,000	4.00%, 09/15/2030	509,180
4,070,000	5.38%, 11/15/2029	3,424,518
2,005,000	6.88%, 03/15/2025	1,961,224
990,000	7.13%, 03/15/2026	964,748
	PennyMac Financial Services, Inc.
2,405,000	4.25%, 02/15/2029(1)	1,975,151
3,245,000	5.38%, 10/15/2025(1)	3,063,215
2,305,000	REC Ltd. 5.63%, 04/11/2028(1)	2,315,193
	Synchrony Financial
1,965,000	2.88%, 10/28/2031	1,444,781
22,105,000	7.25%, 02/02/2033	20,305,473
4,300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	3,708,750
		176,528,893
	Electric - 5.0%
11,685,000	AES Corp. 3.30%, 07/15/2025(1)	11,102,189
	Alfa Desarrollo SpA
6,849,067	4.55%, 09/27/2051(3)	4,931,328
1,209,010	4.55%, 09/27/2051(1)	870,487
12,695,000	American Electric Power Co., Inc. 5.63%, 03/01/2033	13,278,078
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	8,339,792
	Berkshire Hathaway Energy Co.
1,833,000	5.95%, 05/15/2037	2,006,153
6,167,000	6.13%, 04/01/2036	6,898,045
EUR 2,785,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(3)	2,495,726
	Clearway Energy Operating LLC
$ 6,495,000	3.75%, 02/15/2031(1)	5,555,827
315,000	3.75%, 01/15/2032(1)	264,152
2,100,000	4.75%, 03/15/2028(1)	1,991,936
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	4,649,080
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Electric - 5.0% - (continued)
$ 2,222,000	4.97%, 05/01/2046	$ 1,957,999
	Consolidated Edison Co. of New York, Inc.
5,805,000	4.50%, 05/15/2058	5,069,930
3,590,000	6.15%, 11/15/2052	4,039,176
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	5,551,572
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,259,176
2,857,000	3.38%, 04/01/2030	2,602,521
5,135,000	4.85%, 08/15/2052	4,679,341
9,383,000	5.38%, 11/15/2032	9,612,437
3,390,000	7.00%, 06/15/2038	3,916,343
7,565,000	DTE Electric Co. 5.20%, 04/01/2033	7,884,806
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,691,212
3,305,000	3.88%, 03/15/2046	2,732,981
3,000,000	5.30%, 02/15/2040	3,131,363
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,523,126
1,840,000	4.20%, 06/15/2049	1,520,735
7,875,000	4.50%, 08/15/2032	7,630,975
14,630,000	5.00%, 08/15/2052	13,714,716
1,745,000	Duke Energy Ohio, Inc. 5.25%, 04/01/2033	1,808,687
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,947,621
2,730,000	4.38%, 03/30/2044	2,456,586
	Duquesne Light Holdings, Inc.
4,265,000	2.53%, 10/01/2030(1)	3,504,094
7,265,000	2.78%, 01/07/2032(1)	5,851,369
615,000	Emera U.S. Finance LP 4.75%, 06/15/2046	510,426
1,030,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.44% thereafter)(5)	980,985
15,985,000	Enel Finance International NV 1.88%, 07/12/2028(1)	13,572,434
19,611,000	Evergy, Inc. 2.90%, 09/15/2029	17,597,950
	Eversource Energy
20,830,000	3.38%, 03/01/2032	18,706,774
7,125,000	5.45%, 03/01/2028	7,376,241
	Exelon Corp.
3,255,000	4.05%, 04/15/2030	3,120,428
2,485,000	4.10%, 03/15/2052	2,062,382
5,557,000	4.70%, 04/15/2050	5,058,016
	FirstEnergy Corp.
665,000	4.15%, 07/15/2027	648,176
4,525,000	7.38%, 11/15/2031	5,147,187
	FirstEnergy Transmission LLC
4,655,000	4.35%, 01/15/2025(1)	4,581,692
2,790,000	5.45%, 07/15/2044(1)	2,716,396
7,565,000	Florida Power & Light Co. 5.10%, 04/01/2033	7,875,350
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,121,707
	Georgia Power Co.
7,610,000	2.65%, 09/15/2029	6,734,378
16,725,000	4.70%, 05/15/2032	16,657,924
8,683,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	8,432,243
	ITC Holdings Corp.
6,355,000	3.25%, 06/30/2026	6,065,143
2,145,000	4.95%, 09/22/2027(1)	2,172,593
	Kallpa Generacion SA
400,000	4.13%, 08/16/2027(3)	368,398
1,835,000	4.88%, 05/24/2026(3)	1,766,187
4,130,000	Kentucky Utilities Co. 5.45%, 04/15/2033	4,305,318
1,840,000	Lamar Funding Ltd. 3.96%, 05/07/2025(3)	1,764,376

The accompanying notes are an integral part of these financial statements.
23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Electric - 5.0% - (continued)
$ 4,130,000	Louisville Gas & Electric Co. 5.45%, 04/15/2033	$ 4,302,142
	Metropolitan Edison Co.
4,308,000	4.30%, 01/15/2029(1)	4,159,272
2,140,000	5.20%, 04/01/2028(1)	2,175,097
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,406,371
8,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	8,142,912
8,685,000	National Rural Utilities Cooperative Finance Corp. 2.75%, 04/15/2032	7,445,880
	NextEra Energy Capital Holdings, Inc.
12,565,000	5.00%, 02/28/2030	12,676,982
12,565,000	5.05%, 02/28/2033	12,679,510
13,376,000	Niagara Mohawk Power Corp. 2.76%, 01/10/2032(1)	11,112,589
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(1)	9,728,917
7,800,000	2.45%, 12/02/2027(1)	6,760,680
555,000	4.45%, 06/15/2029(1)	507,871
4,305,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	3,946,113
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	10,296,036
4,905,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(3)	4,748,177
	Pacific Gas & Electric Co.
8,225,000	2.50%, 02/01/2031	6,654,986
8,400,000	3.25%, 06/01/2031	7,093,589
6,110,000	3.50%, 08/01/2050	3,978,578
2,875,000	3.95%, 12/01/2047	2,032,982
6,000,000	4.25%, 08/01/2023	5,978,265
7,685,000	4.40%, 03/01/2032	6,896,732
3,020,000	4.50%, 07/01/2040	2,441,181
28,340,000	4.95%, 07/01/2050	23,072,077
7,490,000	5.25%, 03/01/2052	6,288,830
11,860,000	5.90%, 06/15/2032	11,891,010
5,310,000	6.15%, 01/15/2033	5,379,228
	PacifiCorp
3,500,000	4.10%, 02/01/2042	3,091,415
9,280,000	4.15%, 02/15/2050	7,988,942
9,625,000	PECO Energy Co. 3.90%, 03/01/2048	8,205,929
	Pennsylvania Electric Co.
7,975,000	3.25%, 03/15/2028(1)	7,434,131
1,570,000	5.15%, 03/30/2026(1)	1,575,795
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,421,680
1,145,000	PPL Capital Funding, Inc. 7.83%, 03/30/2067, 3 mo. USD LIBOR + 2.67%(2)(10)	987,563
3,550,000	Public Service Co. of Colorado 5.25%, 04/01/2053	3,647,961
19,965,000	Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	20,885,189
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,256,086
10,915,000	4.22%, 03/15/2032	10,140,409
5,110,000	Puget Sound Energy, Inc. 3.25%, 09/15/2049	3,796,609
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(1)	4,897,808
	San Diego Gas & Electric Co.
17,510,000	3.00%, 03/15/2032	15,439,845
2,155,000	3.32%, 04/15/2050	1,615,266
	Sempra Energy
2,605,000	3.70%, 04/01/2029	2,450,749
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Electric - 5.0% - (continued)
$ 5,300,000	3.80%, 02/01/2038	$ 4,641,693
	Southern California Edison Co.
3,173,000	1.20%, 02/01/2026	2,875,461
7,315,000	3.45%, 02/01/2052	5,454,027
4,565,000	3.65%, 02/01/2050	3,545,752
4,585,000	4.00%, 04/01/2047	3,786,495
3,000,000	4.50%, 09/01/2040	2,698,704
3,505,000	4.70%, 06/01/2027	3,523,021
8,510,000	5.30%, 03/01/2028	8,722,590
595,000	5.63%, 02/01/2036	615,669
5,950,000	5.85%, 11/01/2027	6,250,134
1,775,000	5.95%, 02/01/2038	1,914,622
	Southern Co.
3,000,000	3.25%, 07/01/2026	2,870,846
17,255,000	3.70%, 04/30/2030	16,137,017
	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
780,000	4.85%, 10/14/2038(1)	674,493
745,000	4.85%, 10/14/2038(3)	644,227
486,480	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	477,097
1,030,000	Talen Energy Supply LLC 8.63%, 06/01/2030(1)	1,030,000
	Termocandelaria Power Ltd.
600,625	7.88%, 01/30/2029(1)	533,283
523,125	7.88%, 01/30/2029(3)	464,472
	Virginia Electric & Power Co.
7,130,000	3.80%, 09/15/2047	5,702,480
7,205,000	5.00%, 04/01/2033	7,283,569
5,535,000	5.45%, 04/01/2053	5,664,524
540,000	Vistra Operations Co. LLC 4.30%, 07/15/2029(1)	497,326
8,510,000	Xcel Energy, Inc. 4.60%, 06/01/2032	8,346,501
		693,797,650
	Electrical Components & Equipment - 0.0%
1,565,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(1)	1,526,636
	Electronics - 0.3%
3,875,000	Coherent Corp. 5.00%, 12/15/2029(1)(2)	3,442,960
9,996,000	Fortive Corp. 3.15%, 06/15/2026	9,547,567
6,480,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	5,611,449
1,020,000	Sensata Technologies BV 5.00%, 10/01/2025(1)	1,004,082
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	14,152,942
15,430,000	2.38%, 08/09/2028	12,819,897
		46,578,897
	Energy-Alternate Sources - 0.0%
	Greenko Dutch BV
826,800	3.85%, 03/29/2026(3)	744,120
817,800	3.85%, 03/29/2026(1)(2)	736,020
592,100	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	512,423
445,000	Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(3)	422,486
		2,415,049
	Engineering & Construction - 0.0%
	Aeropuerto Internacional de Tocumen SA
2,697,000	5.13%, 08/11/2061(1)	2,076,151
245,000	5.13%, 08/11/2061(3)	188,601
2,598,296	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(11)	1,744,106

The accompanying notes are an integral part of these financial statements.
24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Engineering & Construction - 0.0% - (continued)
	IHS Holding Ltd.
$ 865,000	5.63%, 11/29/2026(3)	$ 721,358
435,000	5.63%, 11/29/2026(1)	362,764
1,295,000	6.25%, 11/29/2028(1)	1,026,287
620,000	6.25%, 11/29/2028(3)	491,350
		6,610,617
	Entertainment - 0.5%
	Caesars Entertainment, Inc.
2,695,000	4.63%, 10/15/2029(1)(2)	2,359,245
2,345,000	6.25%, 07/01/2025(1)	2,348,787
4,760,000	8.13%, 07/01/2027(1)	4,856,123
775,000	Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 07/01/2025(1)	781,367
2,070,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)(2)	1,853,085
2,070,000	Penn Entertainment, Inc. 5.63%, 01/15/2027(1)	1,967,763
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	4,436,232
	Warnermedia Holdings, Inc.
5,775,000	3.64%, 03/15/2025(1)	5,585,910
3,375,000	3.76%, 03/15/2027(1)	3,175,869
575,000	4.28%, 03/15/2032(1)	510,050
7,495,000	5.05%, 03/15/2042(1)	6,140,264
28,655,000	5.14%, 03/15/2052(1)	22,878,026
5,000,000	5.39%, 03/15/2062(1)	3,989,437
4,395,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)(2)	4,502,840
		65,384,998
	Environmental Control - 0.1%
	Clean Harbors, Inc.
2,042,000	4.88%, 07/15/2027(1)	1,976,697
450,000	5.13%, 07/15/2029(1)	431,262
	Republic Services, Inc.
4,515,000	0.88%, 11/15/2025	4,097,191
4,795,000	5.00%, 04/01/2034	4,894,255
		11,399,405
	Food - 0.7%
2,225,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,948,482
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	6,512,082
22,425,000	4.60%, 11/01/2025	22,256,722
4,410,000	5.30%, 11/01/2038	4,342,729
	General Mills, Inc.
4,870,000	2.25%, 10/14/2031	4,094,542
7,660,000	4.95%, 03/29/2033	7,788,323
5,900,000	5.24%, 11/18/2025	5,902,913
11,560,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 01/15/2027(1)	10,293,140
19,715,000	Kellogg Co. 5.25%, 03/01/2033	20,264,775
	Kraft Heinz Foods Co.
6,000,000	3.00%, 06/01/2026	5,738,376
1,975,000	3.75%, 04/01/2030	1,872,861
250,000	5.00%, 06/04/2042	239,506
4,520,000	Mondelez International, Inc. 2.63%, 03/17/2027	4,227,738
1,285,000	Performance Food Group, Inc. 4.25%, 08/01/2029(1)	1,169,049
	Post Holdings, Inc.
545,000	5.50%, 12/15/2029(1)	518,391
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Food - 0.7% - (continued)
$ 4,070,000	5.63%, 01/15/2028(1)	$ 3,976,935
1,013,000	5.75%, 03/01/2027(1)	1,006,801
		102,153,365
	Food Service - 0.0%
	Aramark Services, Inc.
1,100,000	5.00%, 04/01/2025(1)	1,086,599
375,000	5.00%, 02/01/2028(1)	355,263
		1,441,862
	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion SA
870,000	4.50%, 08/01/2024	857,373
410,000	5.15%, 01/29/2050(3)	355,227
350,000	5.15%, 01/29/2050(1)	303,242
	Inversiones CMPC SA
1,160,000	3.85%, 01/13/2030(3)	1,044,857
370,000	3.85%, 01/13/2030(1)	333,273
		2,893,972
	Gas - 0.4%
	AmeriGas Partners LP/AmeriGas Finance Corp.
1,542,000	5.50%, 05/20/2025	1,497,494
535,000	5.75%, 05/20/2027	506,774
2,738,000	5.88%, 08/20/2026	2,640,378
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(1)	10,179,309
8,520,000	4.87%, 08/05/2032(1)(2)	8,199,781
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	10,432,089
2,260,000	3.49%, 05/15/2027	2,160,745
3,319,000	3.60%, 05/01/2030	3,079,957
2,768,000	3.95%, 03/30/2048	2,274,533
5,225,000	5.00%, 06/15/2052	4,949,080
2,030,000	5.25%, 03/30/2028	2,069,646
2,260,000	Southern California Gas Co. 6.35%, 11/15/2052	2,630,890
		50,620,676
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
3,645,000	6.05%, 02/15/2026(1)	3,694,970
980,000	6.05%, 04/15/2028(1)	987,528
5,465,000	6.30%, 02/15/2030(1)	5,558,667
		10,241,165
	Healthcare - Products - 0.8%
4,420,000	Abbott Laboratories 4.75%, 11/30/2036	4,578,553
	Alcon Finance Corp.
9,665,000	2.60%, 05/27/2030(1)	8,409,997
10,145,000	3.00%, 09/23/2029(1)	9,171,124
2,325,000	5.38%, 12/06/2032(1)	2,390,245
1,725,000	5.75%, 12/06/2052(1)	1,845,974
4,490,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,197,991
23,255,000	Baxter International, Inc. 2.54%, 02/01/2032(2)	19,111,935
	GE HealthCare Technologies, Inc.
17,185,000	5.65%, 11/15/2027(1)	17,716,301
17,000,000	5.86%, 03/15/2030(1)	17,867,459
6,935,000	5.91%, 11/22/2032(1)	7,411,169
	Haleon U.S. Capital LLC
7,545,000	3.38%, 03/24/2029	7,008,187
2,585,000	3.63%, 03/24/2032	2,369,252

The accompanying notes are an integral part of these financial statements.
25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Healthcare - Products - 0.8% - (continued)
	Medline Borrower LP
$ 10,700,000	3.88%, 04/01/2029(1)	$ 9,358,603
2,272,000	5.25%, 10/01/2029(1)(2)	1,963,710
		113,400,500
	Healthcare - Services - 1.1%
715,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	676,655
	Catalent Pharma Solutions, Inc.
700,000	3.13%, 02/15/2029(1)	589,368
695,000	3.50%, 04/01/2030(1)	589,206
415,000	5.00%, 07/15/2027(1)	398,400
	Centene Corp.
26,280,000	2.45%, 07/15/2028	22,842,254
600,000	3.00%, 10/15/2030	510,996
4,100,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(1)	3,307,574
9,000,000	Elevance Health, Inc. 3.65%, 12/01/2027	8,721,085
	HCA, Inc.
2,950,000	5.13%, 06/15/2039	2,771,437
1,500,000	5.38%, 09/01/2026	1,509,135
1,131,000	7.50%, 11/15/2095	1,288,715
	Humana, Inc.
9,920,000	3.70%, 03/23/2029	9,368,778
2,355,000	5.50%, 03/15/2053	2,399,854
5,985,000	5.75%, 03/01/2028	6,231,644
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(1)	782,543
$ 2,190,000	5.00%, 05/15/2027(1)	2,136,688
	Kaiser Foundation Hospitals
8,755,000	2.81%, 06/01/2041	6,543,289
9,130,000	3.00%, 06/01/2051	6,554,899
10,660,000	Mass General Brigham, Inc. 3.19%, 07/01/2049	7,970,557
	Sutter Health
3,150,000	1.32%, 08/15/2025	2,903,332
3,645,000	3.16%, 08/15/2040	2,785,555
7,830,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(1)	7,742,446
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,350,190
5,550,000	3.05%, 05/15/2041	4,403,906
9,740,000	4.75%, 05/15/2052	9,458,784
11,895,000	5.35%, 02/15/2033	12,664,082
13,530,000	5.80%, 03/15/2036	14,888,450
4,080,000	5.88%, 02/15/2053	4,603,981
2,170,000	6.05%, 02/15/2063	2,494,819
		149,488,622
	Home Builders - 0.2%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
2,140,000	4.63%, 08/01/2029(1)	1,786,900
1,741,000	4.63%, 04/01/2030(1)	1,442,645
4,019,000	6.63%, 01/15/2028(1)	3,808,003
5,350,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	4,681,298
	KB Home
1,025,000	4.00%, 06/15/2031	886,851
2,700,000	4.80%, 11/15/2029	2,517,750
490,000	6.88%, 06/15/2027	501,511
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,805,339
1,325,000	4.95%, 02/01/2028	1,239,569
2,230,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	1,966,258
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Home Builders - 0.2% - (continued)
	Taylor Morrison Communities, Inc.
$ 1,055,000	5.13%, 08/01/2030(1)	$ 989,716
2,735,000	5.75%, 01/15/2028(1)	2,693,975
3,978,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	3,659,555
		27,979,370
	Household Products - 0.1%
	Kenvue, Inc.
12,110,000	5.05%, 03/22/2053(1)	12,561,329
4,880,000	5.10%, 03/22/2043(1)	5,055,468
2,050,000	5.20%, 03/22/2063(1)	2,129,771
		19,746,568
	Household Products/Wares - 0.0%
	SC Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(1)	2,149,149
1,840,000	4.75%, 10/15/2046(1)	1,730,547
		3,879,696
	Housewares - 0.0%
590,000	Newell Brands, Inc. 5.88%, 04/01/2036	502,742
	Insurance - 1.7%
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	1,750,142
1,690,000	Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(1)	1,613,949
1,960,000	AIA Group Ltd. 3.20%, 09/16/2040(1)	1,467,709
	American International Group, Inc.
5,348,000	4.70%, 07/10/2035	4,926,359
4,460,000	4.80%, 07/10/2045	4,053,979
	Aon Corp./Aon Global Holdings PLC
2,530,000	2.85%, 05/28/2027	2,350,324
5,105,000	5.35%, 02/28/2033	5,271,722
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,864,847
2,975,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	2,575,613
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(1)	5,534,680
14,500,000	2.72%, 01/07/2029(1)	12,143,367
3,995,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(1)	3,581,068
13,645,000	Brighthouse Financial, Inc. 3.85%, 12/22/2051	8,476,931
10,750,000	CNO Global Funding 2.65%, 01/06/2029(1)	9,392,543
	Corebridge Financial, Inc.
6,300,000	3.85%, 04/05/2029(1)	5,730,644
14,810,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.85% thereafter)(1)(5)	13,423,806
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(1)	14,666,469
6,100,000	1.80%, 03/08/2028(1)	5,200,901
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,656,324
19,035,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	11,321,719
9,610,000	Lincoln National Corp. 3.40%, 03/01/2032	7,559,225
6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	6,610,778
10,000,000	MassMutual Global Funding II 2.35%, 01/14/2027(1)	9,248,617
13,735,000	Metropolitan Life Global Funding I 3.00%, 09/19/2027(1)	12,802,819
3,820,000	MGIC Investment Corp. 5.25%, 08/15/2028	3,650,545

The accompanying notes are an integral part of these financial statements.
26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Insurance - 1.7% - (continued)
	Nationwide Mutual Insurance Co.
$ 12,700,000	4.35%, 04/30/2050(1)	$ 9,885,187
4,940,000	9.38%, 08/15/2039(1)	6,651,198
2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	2,215,492
1,170,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	1,186,333
6,320,000	Pacific Life Global Funding II 1.38%, 04/14/2026(1)	5,704,483
	Protective Life Global Funding
10,250,000	1.62%, 04/15/2026(1)	9,318,788
5,215,000	1.65%, 01/13/2025(1)	4,904,880
540,000	Radian Group, Inc. 4.88%, 03/15/2027	513,535
13,000,000	Unum Group 4.50%, 12/15/2049	9,794,303
	Willis North America, Inc.
6,435,000	3.60%, 05/15/2024	6,307,108
11,040,000	4.65%, 06/15/2027	10,849,362
		230,205,749
	Internet - 0.4%
6,679,000	Alibaba Group Holding Ltd. 4.00%, 12/06/2037	5,785,780
	Amazon.com, Inc.
4,665,000	3.88%, 08/22/2037	4,361,165
9,575,000	3.95%, 04/13/2052	8,423,180
4,320,000	4.25%, 08/22/2057	3,921,516
3,755,000	4.95%, 12/05/2044	3,884,453
	Gen Digital, Inc.
2,735,000	6.75%, 09/30/2027(1)	2,744,340
2,735,000	7.13%, 09/30/2030(1)(2)	2,747,494
5,080,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	4,404,868
	Meituan
736,000	3.05%, 10/28/2030(1)	582,198
275,000	3.05%, 10/28/2030(3)	217,533
5,180,000	Newfold Digital Holdings Group, Inc. 6.00%, 02/15/2029(1)	3,556,271
	Prosus NV
770,000	3.26%, 01/19/2027(1)	703,152
200,000	3.68%, 01/21/2030(3)	170,105
	Uber Technologies, Inc.
7,170,000	4.50%, 08/15/2029(1)	6,592,121
2,145,000	8.00%, 11/01/2026(1)	2,199,196
		50,293,372
	Investment Company Security - 0.1%
1,210,000	Ares Capital Corp. 2.88%, 06/15/2028	1,014,665
	Huarong Finance 2017 Co. Ltd.
695,000	4.25%, 11/07/2027(3)	580,365
605,000	4.75%, 04/27/2027(3)	523,775
690,000	Huarong Finance II Co. Ltd. 4.63%, 06/03/2026(3)	610,506
5,970,000	JAB Holdings BV 3.75%, 05/28/2051(1)	3,988,002
3,330,000	MDGH GMTN RSC Ltd. 5.50%, 04/28/2033(1)	3,595,428
		10,312,741
	Iron/Steel - 0.3%
	ArcelorMittal SA
11,205,000	6.55%, 11/29/2027	11,684,614
7,495,000	6.80%, 11/29/2032	7,837,582
	ATI, Inc.
1,958,000	4.88%, 10/01/2029	1,794,091
1,867,000	5.88%, 12/01/2027	1,823,246
	CSN Resources SA
1,185,000	5.88%, 04/08/2032(1)	973,136
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Iron/Steel - 0.3% - (continued)
$ 720,000	5.88%, 04/08/2032(3)	$ 591,272
1,145,000	JSW Steel Ltd. 3.95%, 04/05/2027(3)	1,004,590
7,685,000	Nucor Corp. 3.13%, 04/01/2032	6,817,101
	Steel Dynamics, Inc.
4,159,000	2.80%, 12/15/2024	3,985,940
5,025,000	3.45%, 04/15/2030	4,571,087
		41,082,659
	IT Services - 0.6%
	Apple, Inc.
6,895,000	2.38%, 02/08/2041	5,165,874
20,110,000	2.65%, 02/08/2051	14,119,846
12,960,000	2.70%, 08/05/2051	9,159,362
2,600,000	3.75%, 11/13/2047	2,279,072
6,520,000	3.85%, 08/04/2046	5,826,266
7,280,000	3.95%, 08/08/2052	6,489,179
3,620,000	4.38%, 05/13/2045	3,510,071
	International Business Machines Corp.
2,590,000	3.43%, 02/09/2052	1,899,182
4,755,000	4.15%, 05/15/2039	4,218,285
7,390,000	4.90%, 07/27/2052	6,904,152
10,065,000	Leidos, Inc. 2.30%, 02/15/2031	8,154,453
6,135,000	McAfee Corp. 7.38%, 02/15/2030(1)	5,094,525
	Presidio Holdings, Inc.
4,851,000	4.88%, 02/01/2027(1)	4,594,260
1,615,000	8.25%, 02/01/2028(1)	1,521,155
500	Seagate HDD Cayman 9.63%, 12/01/2032(1)	548
		78,936,230
	Leisure Time - 0.2%
	Carnival Corp.
1,155,000	4.00%, 08/01/2028(1)	1,001,299
646,000	5.75%, 03/01/2027(1)	529,592
4,290,000	6.00%, 05/01/2029(1)	3,367,638
EUR 1,875,000	7.63%, 03/01/2026(1)	1,841,205
$ 1,620,000	7.63%, 03/01/2026(1)(2)	1,477,452
1,020,000	10.50%, 06/01/2030(1)(2)	967,855
2,675,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	2,113,250
	NCL Corp. Ltd.
2,215,000	5.88%, 02/15/2027(1)	2,088,933
3,380,000	8.38%, 02/01/2028(1)	3,400,125
	Royal Caribbean Cruises Ltd.
5,350,000	5.50%, 08/31/2026(1)	4,909,362
740,000	7.25%, 01/15/2030(1)	742,097
2,300,000	8.25%, 01/15/2029(1)	2,421,810
1,565,000	11.63%, 08/15/2027(1)	1,661,540
		26,522,158
	Lodging - 0.2%
	Boyd Gaming Corp.
525,000	4.75%, 12/01/2027	506,665
4,500,000	4.75%, 06/15/2031(1)	4,120,463
7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	7,452,829
	Sands China Ltd.
10,000,000	3.75%, 08/08/2031	8,258,509
1,850,000	5.90%, 08/08/2028	1,798,719
1,725,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,673,250
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
1,700,000	5.25%, 05/15/2027(1)(2)	1,635,738

The accompanying notes are an integral part of these financial statements.
27

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Lodging - 0.2% - (continued)
$ 3,735,000	5.50%, 03/01/2025(1)	$ 3,683,251
625,000	Wynn Macau Ltd. 5.63%, 08/26/2028(1)	545,675
		29,675,099
	Machinery-Diversified - 0.1%
10,135,000	Otis Worldwide Corp. 2.29%, 04/05/2027	9,302,258
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	1,374,562
2,205,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,100,233
		12,777,053
	Media - 1.8%
505,000	Belo Corp. 7.25%, 09/15/2027	477,838
	CCO Holdings LLC/CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(1)	10,809,588
3,550,000	4.25%, 01/15/2034(1)	2,718,612
2,670,000	4.50%, 08/15/2030(1)	2,241,825
925,000	4.75%, 02/01/2032(1)	763,418
1,325,000	5.00%, 02/01/2028(1)	1,225,444
550,000	5.38%, 06/01/2029(1)	504,465
650,000	7.38%, 03/01/2031(1)(2)	636,988
	Charter Communications Operating LLC/Charter Communications Operating Capital
16,080,000	2.25%, 01/15/2029	13,462,660
10,000,000	3.50%, 03/01/2042	6,726,226
5,000,000	3.85%, 04/01/2061	3,057,720
11,690,000	3.90%, 06/01/2052	7,610,748
7,665,000	4.80%, 03/01/2050	5,733,349
8,550,000	5.13%, 07/01/2049	6,678,592
585,000	5.38%, 04/01/2038	506,009
10,990,000	5.38%, 05/01/2047	8,994,507
4,595,000	5.75%, 04/01/2048	3,898,126
6,903,000	6.48%, 10/23/2045	6,387,669
	Comcast Corp.
14,700,000	2.94%, 11/01/2056	9,763,491
10,280,000	3.20%, 07/15/2036	8,715,444
6,605,000	3.25%, 11/01/2039	5,354,053
6,640,000	3.40%, 07/15/2046	5,163,567
1,925,000	3.75%, 04/01/2040	1,659,624
11,500,000	4.65%, 02/15/2033(2)	11,633,040
1,215,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	1,038,722
	Discovery Communications LLC
855,000	3.90%, 11/15/2024	832,735
6,110,000	3.95%, 06/15/2025	5,928,556
8,441,000	4.00%, 09/15/2055	5,543,063
3,846,000	4.65%, 05/15/2050	2,906,859
13,920,000	5.20%, 09/20/2047	11,396,079
5,395,000	5.30%, 05/15/2049	4,407,329
3,195,000	DISH DBS Corp. 5.88%, 11/15/2024	2,639,030
1,160,000	DISH Network Corp. 11.75%, 11/15/2027(1)	1,096,549
	Paramount Global
585,000	4.20%, 05/19/2032	503,330
13,137,000	4.38%, 03/15/2043	9,394,409
13,610,000	4.95%, 01/15/2031	12,634,966
14,910,000	4.95%, 05/19/2050	11,268,828
593,000	5.85%, 09/01/2043	508,835
5,050,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(4)	3,621,507
	Sirius XM Radio, Inc.
3,260,000	3.13%, 09/01/2026(1)	2,916,830
3,470,000	4.00%, 07/15/2028(1)	2,929,957
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Media - 1.8% - (continued)
$ 1,450,000	4.13%, 07/01/2030(1)	$ 1,163,207
1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,765,622
	Time Warner Cable LLC
6,340,000	5.88%, 11/15/2040	5,634,576
2,825,000	6.75%, 06/15/2039	2,745,512
4,375,000	UPC Broadband Finco BV 4.88%, 07/15/2031(1)	3,775,362
4,885,000	Virgin Media Secured Finance PLC 4.50%, 08/15/2030(1)	4,186,017
200,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(3)	102,369
15,400,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	12,856,444
2,440,000	Walt Disney Co. 6.40%, 12/15/2035	2,817,041
1,615,000	Ziggo BV 4.88%, 01/15/2030(1)	1,389,018
		240,725,755
	Metal Fabricate/Hardware - 0.1%
	Advanced Drainage Systems, Inc.
2,099,000	5.00%, 09/30/2027(1)	2,007,169
2,051,000	6.38%, 06/15/2030(1)	2,029,095
	Novelis Corp.
795,000	3.25%, 11/15/2026(1)	727,405
820,000	3.88%, 08/15/2031(1)	686,748
5,805,000	4.75%, 01/30/2030(1)	5,253,688
		10,704,105
	Mining - 0.8%
	Anglo American Capital PLC
2,040,000	2.63%, 09/10/2030(1)	1,707,452
4,825,000	2.88%, 03/17/2031(1)(2)	4,079,750
20,570,000	3.88%, 03/16/2029(1)	19,006,448
1,001,000	4.88%, 05/14/2025(1)	991,388
16,215,000	5.63%, 04/01/2030(1)	16,435,378
7,955,000	BHP Billiton Finance USA Ltd. 4.90%, 02/28/2033	8,142,825
	Constellium SE
680,000	3.75%, 04/15/2029(1)	585,286
1,716,000	5.63%, 06/15/2028(1)(2)	1,647,360
1,547,000	5.88%, 02/15/2026(1)	1,539,482
	FMG Resources August 2006 Pty. Ltd.
310,000	4.38%, 04/01/2031(1)	269,270
2,325,000	4.50%, 09/15/2027(1)	2,209,241
	FMG Resources August Pty. Ltd.
19,875,000	5.88%, 04/15/2030(1)	19,291,752
9,565,000	6.13%, 04/15/2032(1)	9,253,611
2,000,000	Freeport Indonesia PT 5.32%, 04/14/2032(1)	1,922,229
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	5,840,756
	Rio Tinto Finance USA PLC
6,000,000	5.00%, 03/09/2033	6,186,202
9,535,000	5.13%, 03/09/2053	9,815,409
		108,923,839
	Miscellaneous Manufacturing - 0.2%
10,155,000	Eaton Corp. 4.15%, 03/15/2033	9,753,085
10,765,000	Parker-Hannifin Corp. 4.50%, 09/15/2029	10,653,647
		20,406,732
	Office/Business Equipment - 0.2%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,378,457
12,485,000	3.28%, 12/01/2028	10,816,754

The accompanying notes are an integral part of these financial statements.
28

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Office/Business Equipment - 0.2% - (continued)
$ 10,435,000	3.57%, 12/01/2031	$ 8,728,013
1,060,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	1,010,764
		24,933,988
	Oil & Gas - 2.0%
	Aker BP ASA
7,470,000	2.00%, 07/15/2026(1)	6,800,296
2,950,000	3.10%, 07/15/2031(1)	2,509,289
2,920,000	3.75%, 01/15/2030(1)	2,650,315
8,750,000	4.00%, 01/15/2031(1)	7,984,446
550,000	Antero Resources Corp. 5.38%, 03/01/2030(1)	515,479
	Apache Corp.
3,950,000	4.38%, 10/15/2028	3,700,281
2,550,000	5.10%, 09/01/2040	2,185,452
515,000	Baytex Energy Corp. 8.50%, 04/30/2030(1)	517,776
	BP Capital Markets America, Inc.
7,750,000	2.94%, 06/04/2051	5,444,296
6,170,000	3.00%, 03/17/2052	4,376,287
7,125,000	3.06%, 06/17/2041	5,549,640
11,380,000	3.38%, 02/08/2061	8,439,234
3,945,000	3.63%, 04/06/2030	3,772,167
5,000,000	4.23%, 11/06/2028	5,003,091
14,275,000	4.81%, 02/13/2033	14,501,242
530,000	Chesapeake Energy Corp. 5.88%, 02/01/2029(1)	506,959
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052(2)	4,461,536
2,645,000	4.03%, 03/15/2062	2,246,512
3,340,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	3,249,759
3,345,000	Devon Energy Corp. 7.88%, 09/30/2031	3,900,599
	Diamondback Energy, Inc.
2,770,000	4.25%, 03/15/2052	2,191,395
10,055,000	6.25%, 03/15/2033	10,707,078
10,584,000	6.25%, 03/15/2053	11,057,474
6,080,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(1)	5,933,715
	Ecopetrol SA
2,345,000	4.63%, 11/02/2031	1,759,123
640,000	5.38%, 06/26/2026	606,261
790,000	6.88%, 04/29/2030	707,583
18,930,000	8.88%, 01/13/2033	18,351,825
	Empresa Nacional del Petroleo
800,000	3.75%, 08/05/2026(3)	754,889
3,550,000	5.25%, 11/06/2029(3)	3,447,937
	Energean Israel Finance Ltd.
1,495,000	4.50%, 03/30/2024(1)(3)	1,460,615
1,395,000	4.88%, 03/30/2026(1)(3)	1,285,144
1,630,000	5.38%, 03/30/2028(1)(3)	1,453,292
150,000	5.88%, 03/30/2031(1)(3)	130,500
970,000	EQT Corp. 7.00%, 02/01/2030	1,025,562
3,365,000	Equinor ASA 3.63%, 04/06/2040	2,915,770
	Hess Corp.
2,980,000	7.13%, 03/15/2033	3,340,498
10,742,000	7.30%, 08/15/2031	12,080,222
110,000	Leviathan Bond Ltd. 6.13%, 06/30/2025(1)(3)	106,975
3,250,000	Matador Resources Co. 6.88%, 04/15/2028(1)(2)	3,270,168
4,865,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	4,981,857
	Occidental Petroleum Corp.
1,980,000	3.20%, 08/15/2026	1,838,975
235,000	5.50%, 12/01/2025	235,741
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Oil & Gas - 2.0% - (continued)
$ 1,365,000	5.55%, 03/15/2026	$ 1,376,452
1,234,000	6.38%, 09/01/2028	1,287,008
5,190,000	Ovintiv, Inc. 7.38%, 11/01/2031	5,646,650
1,730,000	Patterson-UTI Energy, Inc. 3.95%, 02/01/2028(2)	1,553,875
	Petroleos de Venezuela SA
435,000	6.00%, 05/16/2024(3)(8)	14,137
190,000	9.00%, 11/17/2021(3)(8)	7,125
	Petroleos Mexicanos
2,130,000	6.70%, 02/16/2032	1,638,032
1,885,000	7.69%, 01/23/2050	1,261,791
1,500,000	8.75%, 06/02/2029	1,377,753
10,365,000	Phillips 66 4.95%, 12/01/2027	10,443,230
5,595,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	5,644,140
	QatarEnergy
720,000	2.25%, 07/12/2031(1)	620,001
5,850,000	3.30%, 07/12/2051(3)	4,400,370
	Range Resources Corp.
1,625,000	4.75%, 02/15/2030(1)(2)	1,495,000
2,835,000	4.88%, 05/15/2025	2,799,562
4,590,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(3)	4,331,812
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	6,174,726
11,925,000	3.00%, 11/26/2051	8,627,736
4,199,000	4.00%, 05/10/2046	3,670,615
2,320,000	4.55%, 08/12/2043	2,204,953
6,070,000	SM Energy Co. 6.50%, 07/15/2028	5,751,325
	Southwestern Energy Co.
5,655,000	4.75%, 02/01/2032	4,990,596
535,000	5.38%, 02/01/2029	504,356
	Suncor Energy, Inc.
1,510,000	3.75%, 03/04/2051	1,148,117
3,735,000	4.00%, 11/15/2047	3,000,818
185,000	6.50%, 06/15/2038	198,839
2,700,000	Transocean, Inc. 8.75%, 02/15/2030(1)	2,735,451
	Var Energi ASA
11,420,000	7.50%, 01/15/2028(1)	12,040,334
460,000	8.00%, 11/15/2032(1)	497,936
		273,399,995
	Oil & Gas Services - 0.2%
3,163,000	Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/2028(1)	3,036,290
6,735,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	6,710,754
7,675,000	Halliburton Co. 4.85%, 11/15/2035	7,482,711
645,000	USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 09/01/2027	627,835
7,425,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	7,571,095
		25,428,685
	Packaging & Containers - 0.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3,265,000	4.13%, 08/15/2026(1)	3,069,954
3,135,000	5.25%, 08/15/2027(1)	2,675,803
	Berry Global, Inc.
600,000	4.88%, 07/15/2026(1)	586,635
735,000	5.63%, 07/15/2027(1)(2)	724,007
	Clydesdale Acquisition Holdings, Inc.
2,030,000	6.63%, 04/15/2029(1)	1,992,538
2,445,000	8.75%, 04/15/2030(1)	2,249,106

The accompanying notes are an integral part of these financial statements.
29

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 1,863,000	Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	$ 1,826,345
1,335,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	1,189,819
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 08/15/2026(1)	1,733,591
1,725,000	9.25%, 04/15/2027(1)	1,636,277
1,085,000	Owens-Brockway Glass Container, Inc. 6.38%, 08/15/2025(1)	1,113,481
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(1)	14,282,498
EUR 2,830,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	2,656,858
2,990,000	Titan Holdings II BV 5.13%, 07/15/2029(1)	2,520,432
$ 1,590,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(1)	1,543,614
		39,800,958
	Pharmaceuticals - 1.3%
	AbbVie, Inc.
16,861,000	2.95%, 11/21/2026	15,986,410
4,630,000	4.05%, 11/21/2039	4,089,917
7,590,000	4.45%, 05/14/2046	6,844,818
2,840,000	4.63%, 10/01/2042	2,575,900
3,702,000	4.85%, 06/15/2044	3,523,583
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,565,061
778,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	627,263
	Bayer U.S. Finance II LLC
2,900,000	4.20%, 07/15/2034(1)	2,665,908
7,820,000	4.25%, 12/15/2025(1)	7,661,082
31,415,000	Becton Dickinson & Co. 4.69%, 02/13/2028	31,723,886
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	8,820,696
4,655,000	4.25%, 10/26/2049	4,218,558
	Cigna Group
3,690,000	4.38%, 10/15/2028	3,657,010
15,525,000	5.40%, 03/15/2033	16,118,622
14,295,000	CVS Health Corp. 4.78%, 03/25/2038	13,619,081
	CVS Pass-Through Trust
7,756	6.04%, 12/10/2028	7,816
19,084	6.94%, 01/10/2030	19,686
	Eli Lilly & Co.
6,430,000	4.70%, 02/27/2033	6,686,483
10,005,000	5.00%, 02/27/2026(2)	10,058,894
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	5,994,393
6,295,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	5,455,876
4,525,000	Pfizer, Inc. 4.00%, 12/15/2036	4,346,948
2,085,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	2,022,179
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,747,636
	Teva Pharmaceutical Finance Netherlands III BV
$ 11,597,000	3.15%, 10/01/2026	10,487,546
9,470,000	4.75%, 05/09/2027	8,868,663
		182,393,915
	Pipelines - 2.6%
2,310,000	AI Candelaria Spain SA 5.75%, 06/15/2033(3)	1,640,100
4,450,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	4,308,965
	Buckeye Partners LP
1,997,000	3.95%, 12/01/2026	1,817,270
1,005,000	4.13%, 03/01/2025(1)	959,701
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Pipelines - 2.6% - (continued)
$ 1,360,000	4.13%, 12/01/2027	$ 1,221,702
4,095,000	4.50%, 03/01/2028(1)	3,721,331
645,000	5.60%, 10/15/2044	464,723
360,000	9.29%, 01/22/2078, 3 mo. USD LIBOR + 4.02%(10)	308,702
	Cheniere Energy Partners LP
1,560,000	4.00%, 03/01/2031	1,395,131
2,239,000	4.50%, 10/01/2029	2,110,141
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
1,225,000	6.00%, 02/01/2029(1)	1,159,597
4,480,000	7.38%, 02/01/2031(1)	4,480,000
1,250,000	DCP Midstream Operating LP 5.38%, 07/15/2025	1,250,176
5,980,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	5,300,191
7,180,000	Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	6,517,729
	EIG Pearl Holdings Sarl
2,167,000	3.55%, 08/31/2036(1)	1,866,329
1,230,000	3.55%, 08/31/2036(3)	1,059,337
1,975,000	4.39%, 11/30/2046(1)	1,577,531
	Enbridge, Inc.
18,150,000	2.50%, 08/01/2033	14,663,202
18,000,000	5.70%, 03/08/2033	18,667,976
	Energy Transfer LP
2,275,000	4.90%, 03/15/2035	2,137,776
9,000,000	5.25%, 04/15/2029	9,011,678
4,442,000	5.30%, 04/15/2047	3,888,778
8,465,000	5.55%, 02/15/2028	8,630,440
1,075,000	5.75%, 02/15/2033	1,095,915
7,275,000	6.00%, 06/15/2048	6,949,044
4,045,000	6.13%, 12/15/2045	3,947,657
3,910,000	6.25%, 04/15/2049	3,875,109
	EnLink Midstream LLC
1,050,000	5.38%, 06/01/2029	1,013,671
4,485,000	5.63%, 01/15/2028(1)	4,417,311
415,000	6.50%, 09/01/2030(1)	419,440
1,094,000	EnLink Midstream Partners LP 5.05%, 04/01/2045	868,177
	Enterprise Products Operating LLC
10,000,000	3.13%, 07/31/2029	9,183,579
2,760,000	4.25%, 02/15/2048	2,347,852
2,855,000	4.80%, 02/01/2049	2,633,581
1,516,000	4.85%, 08/15/2042	1,409,993
5,610,000	5.35%, 01/31/2033	5,831,712
	EQM Midstream Partners LP
3,244,000	4.50%, 01/15/2029(1)	2,762,961
2,950,000	4.75%, 01/15/2031(1)	2,417,718
2,505,000	6.50%, 07/01/2027(1)	2,434,665
3,485,000	6.50%, 07/15/2048	2,638,405
185,000	7.50%, 06/01/2027(1)	184,338
190,000	7.50%, 06/01/2030(1)	184,519
	Galaxy Pipeline Assets Bidco Ltd.
378,542	1.75%, 09/30/2027(1)	353,396
12,450,449	2.16%, 03/31/2034(1)	10,785,389
1,585,000	2.63%, 03/31/2036(1)	1,306,038
2,730,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	2,689,700
	Greensaif Pipelines Bidco Sarl
15,773,000	6.13%, 02/23/2038(1)	16,553,056
1,228,000	6.51%, 02/23/2042(1)	1,310,463
	MPLX LP
6,490,000	4.25%, 12/01/2027	6,329,655

The accompanying notes are an integral part of these financial statements.
30

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Pipelines - 2.6% - (continued)
$ 2,770,000	4.90%, 04/15/2058	$ 2,296,364
14,445,000	4.95%, 09/01/2032	14,161,303
4,780,000	5.20%, 12/01/2047	4,291,264
	ONEOK, Inc.
1,629,000	3.10%, 03/15/2030	1,440,065
2,029,000	3.40%, 09/01/2029	1,834,007
3,139,000	4.35%, 03/15/2029	2,995,914
8,993,000	5.20%, 07/15/2048	7,865,564
12,525,000	6.10%, 11/15/2032	13,073,585
6,474,000	6.35%, 01/15/2031	6,837,265
2,125,000	7.15%, 01/15/2051	2,315,255
	Plains All American Pipeline LP/PAA Finance Corp.
12,255,000	3.80%, 09/15/2030	11,063,913
3,500,000	4.30%, 01/31/2043	2,646,717
5,196,000	4.90%, 02/15/2045	4,213,612
	Sabine Pass Liquefaction LLC
1,345,000	5.00%, 03/15/2027	1,343,058
4,000,000	5.88%, 06/30/2026	4,079,271
	Targa Resources Corp.
7,245,000	4.20%, 02/01/2033	6,570,603
2,300,000	4.95%, 04/15/2052	1,904,526
9,147,000	6.13%, 03/15/2033	9,534,176
8,245,000	6.25%, 07/01/2052	8,150,739
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
12,805,000	4.00%, 01/15/2032	11,252,650
1,040,000	5.50%, 03/01/2030	1,013,147
3,050,000	6.50%, 07/15/2027	3,107,903
	TransCanada PipeLines Ltd.
8,635,000	2.50%, 10/12/2031	7,133,608
5,840,000	4.63%, 03/01/2034	5,545,238
	Venture Global Calcasieu Pass LLC
2,315,000	3.88%, 08/15/2029(1)	2,082,088
1,470,000	4.13%, 08/15/2031(1)	1,302,310
1,510,000	6.25%, 01/15/2030(1)	1,531,122
	Western Midstream Operating LP
3,895,000	4.30%, 02/01/2030	3,554,952
2,510,000	6.15%, 04/01/2033	2,553,172
	Williams Cos., Inc.
3,610,000	2.60%, 03/15/2031	3,062,206
4,440,000	4.65%, 08/15/2032	4,301,841
4,145,000	5.10%, 09/15/2045	3,793,131
4,100,000	5.40%, 03/04/2044	3,868,790
1,144,000	6.30%, 04/15/2040	1,205,919
		354,027,128
	Real Estate - 0.0%
	CIFI Holdings Group Co. Ltd.
1,035,000	5.25%, 05/13/2026(3)(8)	152,420
200,000	6.00%, 07/16/2025(3)(8)	29,453
	Country Garden Holdings Co. Ltd.
200,000	4.20%, 02/06/2026(3)	96,398
200,000	5.40%, 05/27/2025(3)	116,460
860,000	5.63%, 01/14/2030(3)	376,495
225,000	6.15%, 09/17/2025(3)	128,735
	Times China Holdings Ltd.
1,440,000	6.20%, 03/22/2026(3)	175,574
575,000	6.75%, 07/08/2025(3)	70,012
1,340,000	Yuzhou Group Holdings Co. Ltd. 7.70%, 02/20/2025(3)(8)	89,030
		1,234,577
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Real Estate Investment Trusts - 1.9%
	American Tower Corp.
$ 19,070,000	1.60%, 04/15/2026	$ 17,324,727
24,815,000	1.88%, 10/15/2030	19,923,512
900,000	2.40%, 03/15/2025	856,158
12,670,000	American Tower Trust I 5.49%, 03/15/2028(1)	12,917,733
	Brixmor Operating Partnership LP
1,175,000	2.25%, 04/01/2028	999,669
535,000	3.90%, 03/15/2027	498,829
14,080,000	4.13%, 05/15/2029	12,867,013
	Crown Castle, Inc.
40,205,000	2.90%, 03/15/2027	37,425,399
8,745,000	3.20%, 09/01/2024	8,515,865
6,557,000	4.15%, 07/01/2050	5,290,693
5,560,000	4.80%, 09/01/2028	5,556,424
9,205,000	5.00%, 01/11/2028(2)	9,292,712
8,915,000	5.10%, 05/01/2033	8,924,121
	Equinix, Inc.
11,210,000	1.45%, 05/15/2026	10,114,436
2,730,000	2.00%, 05/15/2028	2,354,140
11,800,000	3.90%, 04/15/2032	10,733,789
	GLP Capital LP/GLP Financing II, Inc.
6,620,000	3.25%, 01/15/2032	5,432,559
6,715,000	4.00%, 01/15/2031	5,875,536
4,750,000	5.30%, 01/15/2029	4,571,543
4,815,000	5.75%, 06/01/2028	4,739,287
5,850,000	Healthpeak OP LLC 5.25%, 12/15/2032	5,893,535
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
2,592,000	4.25%, 02/01/2027(1)	2,209,680
1,595,000	5.25%, 10/01/2025(1)	1,477,623
24,680,000	Prologis LP 4.75%, 06/15/2033	24,643,912
10,520,000	Realty Income Corp. 4.85%, 03/15/2030	10,451,024
3,885,000	Simon Property Group LP 3.25%, 09/13/2049	2,654,644
5,605,000	UDR, Inc. 2.10%, 08/01/2032	4,387,643
6,660,000	VICI Properties LP 4.95%, 02/15/2030	6,366,227
1,090,000	VICI Properties LP /VICI Note Co., Inc. 4.50%, 01/15/2028(1)	1,022,694
	Welltower OP LLC
15,360,000	2.75%, 01/15/2032	12,615,404
2,620,000	4.00%, 06/01/2025	2,552,240
		258,488,771
	Retail - 1.0%
	1011778 BC ULC/New Red Finance, Inc.
2,830,000	3.50%, 02/15/2029(1)	2,537,306
4,280,000	3.88%, 01/15/2028(1)	3,998,303
840,000	4.00%, 10/15/2030(1)	733,407
3,245,000	4.38%, 01/15/2028(1)	3,033,451
	Asbury Automotive Group, Inc.
2,594,000	4.63%, 11/15/2029(1)	2,308,853
586,000	4.75%, 03/01/2030	520,066
1,445,000	5.00%, 02/15/2032(1)	1,244,798
	AutoZone, Inc.
3,385,000	4.75%, 08/01/2032	3,362,374
12,552,000	4.75%, 02/01/2033	12,452,520
	FirstCash, Inc.
1,575,000	4.63%, 09/01/2028(1)	1,436,589
790,000	5.63%, 01/01/2030(1)	733,851
	Gap, Inc.
3,245,000	3.63%, 10/01/2029(1)	2,303,436
1,945,000	3.88%, 10/01/2031(1)	1,359,098

The accompanying notes are an integral part of these financial statements.
31

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Retail - 1.0% - (continued)
	Home Depot, Inc.
$ 2,315,000	4.50%, 12/06/2048	$ 2,192,188
5,215,000	5.88%, 12/16/2036	5,867,867
8,578,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	6,800,353
	Lowe's Cos., Inc.
6,275,000	2.80%, 09/15/2041	4,441,846
14,120,000	5.63%, 04/15/2053	14,200,050
	McDonald's Corp.
4,073,000	3.63%, 09/01/2049	3,227,988
3,615,000	4.60%, 05/26/2045	3,343,124
5,000,000	6.30%, 10/15/2037	5,703,996
6,275,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	5,169,408
3,575,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	3,549,429
	PetSmart, Inc./PetSmart Finance Corp.
7,655,000	4.75%, 02/15/2028(1)	7,235,880
2,350,000	7.75%, 02/15/2029(1)	2,317,862
6,468,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	5,868,999
	SRS Distribution, Inc.
1,915,000	4.63%, 07/01/2028(1)	1,685,803
1,675,000	6.00%, 12/01/2029(1)	1,364,287
3,030,000	Staples, Inc. 7.50%, 04/15/2026(1)	2,557,425
	Walmart, Inc.
8,415,000	4.00%, 04/15/2030	8,359,626
15,200,000	4.10%, 04/15/2033	15,136,219
	Yum! Brands, Inc.
616,000	3.63%, 03/15/2031	544,079
896,000	4.63%, 01/31/2032	836,671
1,865,000	4.75%, 01/15/2030(1)	1,786,241
2,013,000	5.38%, 04/01/2032	1,966,400
		140,179,793
	Semiconductors - 1.3%
	Broadcom, Inc.
20,000,000	3.14%, 11/15/2035(1)	15,448,753
10,471,000	3.42%, 04/15/2033(1)	8,805,115
10,362,000	4.93%, 05/15/2037(1)	9,435,668
23,590,000	Entegris Escrow Corp. 4.75%, 04/15/2029(1)(4)	21,994,651
1,400,000	Entegris, Inc. 4.38%, 04/15/2028(1)	1,276,651
	Intel Corp.
3,500,000	2.80%, 08/12/2041	2,539,001
11,360,000	4.88%, 02/10/2028	11,538,510
12,555,000	4.90%, 08/05/2052	11,589,454
11,075,000	5.05%, 08/05/2062	10,182,786
8,460,000	5.13%, 02/10/2030	8,649,965
5,000,000	5.63%, 02/10/2043	5,134,752
	Microchip Technology, Inc.
15,455,000	0.97%, 02/15/2024	14,926,210
12,755,000	2.67%, 09/01/2023	12,633,061
7,760,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 2.65%, 02/15/2032	6,368,162
3,075,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	2,496,962
	QUALCOMM, Inc.
3,245,000	4.50%, 05/20/2052	3,014,240
3,676,000	4.80%, 05/20/2045	3,640,124
14,510,000	5.40%, 05/20/2033	15,578,278
2,365,000	6.00%, 05/20/2053	2,686,856
1,475,000	Sensata Technologies BV 5.63%, 11/01/2024(1)(2)	1,475,870
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Semiconductors - 1.3% - (continued)
$ 3,285,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)	$ 3,297,592
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,056,811
		174,769,472
	Software - 1.4%
6,505,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	5,340,352
2,350,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,115,000
4,764,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	4,182,115
	Fair Isaac Corp.
991,000	4.00%, 06/15/2028(1)	922,424
1,625,000	5.25%, 05/15/2026(1)	1,598,594
	Fiserv, Inc.
13,810,000	2.25%, 06/01/2027	12,549,036
11,730,000	3.20%, 07/01/2026	11,170,797
15,410,000	Microsoft Corp. 2.92%, 03/17/2052	11,798,211
2,050,000	MSCI, Inc. 3.63%, 09/01/2030(1)	1,768,474
	Open Text Corp.
1,910,000	3.88%, 02/15/2028(1)	1,692,470
2,710,000	3.88%, 12/01/2029(1)	2,277,410
16,785,000	6.90%, 12/01/2027(1)	17,336,589
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(1)	1,387,629
930,000	4.13%, 12/01/2031(1)	769,822
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	6,614,343
6,000,000	2.65%, 07/15/2026	5,626,121
4,965,000	2.95%, 11/15/2024	4,803,836
18,317,000	3.60%, 04/01/2040	14,206,899
11,154,000	3.60%, 04/01/2050	7,920,301
2,100,000	3.85%, 07/15/2036	1,790,680
8,610,000	3.85%, 04/01/2060	6,035,118
14,500,000	3.90%, 05/15/2035	12,701,949
16,914,000	3.95%, 03/25/2051	12,761,382
2,860,000	4.00%, 07/15/2046	2,192,614
5,130,000	4.00%, 11/15/2047	3,937,904
1,480,000	4.13%, 05/15/2045	1,164,695
12,040,000	4.90%, 02/06/2033	11,838,386
5,400,000	6.15%, 11/09/2029	5,716,764
4,300,000	6.50%, 04/15/2038	4,687,266
	PTC, Inc.
3,310,000	3.63%, 02/15/2025(1)	3,189,673
2,415,000	4.00%, 02/15/2028(1)	2,244,934
5,105,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	4,313,725
6,460,000	Salesforce, Inc. 2.70%, 07/15/2041	4,831,791
2,795,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,705,106
		194,192,410
	Telecommunications - 1.9%
	Altice France SA
1,665,000	5.13%, 07/15/2029(1)	1,230,927
660,000	5.50%, 01/15/2028(1)	519,584
1,315,000	5.50%, 10/15/2029(1)	984,412
4,075,000	8.13%, 02/01/2027(1)	3,638,622
	AT&T, Inc.
19,395,000	1.70%, 03/25/2026	17,887,168
6,800,000	3.50%, 06/01/2041	5,351,707
10,439,000	3.50%, 09/15/2053	7,478,446
9,502,000	3.55%, 09/15/2055	6,744,351
13,667,000	3.65%, 09/15/2059	9,661,630
13,720,000	3.80%, 12/01/2057	10,067,852

The accompanying notes are an integral part of these financial statements.
32

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Telecommunications - 1.9% - (continued)
$ 12,000,000	4.50%, 05/15/2035	$ 11,272,236
1,090,000	CT Trust 5.13%, 02/03/2032(3)	899,465
7,250,000	Embarq Corp. 8.00%, 06/01/2036	3,117,500
	Empresa Nacional de Telecomunicaciones SA
1,040,000	3.05%, 09/14/2032(1)	829,400
858,000	3.05%, 09/14/2032(3)	684,255
	Frontier Communications Holdings LLC
3,730,000	5.00%, 05/01/2028(1)	3,273,258
2,975,000	5.88%, 10/15/2027(1)	2,737,042
1,678,208	5.88%, 11/01/2029	1,276,415
460,000	6.75%, 05/01/2029(1)(2)	370,228
	Iliad Holding SASU
1,110,000	6.50%, 10/15/2026(1)	1,068,261
730,000	7.00%, 10/15/2028(1)	690,701
EUR 1,385,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(1)	1,314,412
$ 585,000	Level 3 Financing, Inc. 3.40%, 03/01/2027(1)	457,396
EUR 2,335,000	Lorca Telecom Bondco SA 4.00%, 09/18/2027(1)	2,362,240
	Millicom International Cellular SA
$ 643,500	5.13%, 01/15/2028(3)	566,150
603,000	6.25%, 03/25/2029(1)	540,277
558,000	6.25%, 03/25/2029(3)	499,958
16,425,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	14,947,113
	Ooredoo International Finance Ltd.
1,290,000	2.63%, 04/08/2031(1)	1,127,137
400,000	2.63%, 04/08/2031(3)	349,500
3,385,000	Rogers Communications, Inc. 4.50%, 03/15/2042(1)	2,879,091
598,000	Sprint LLC 7.13%, 06/15/2024	607,690
2,555,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,538,542
1,875,000	Telecom Italia Capital SA 6.38%, 11/15/2033	1,675,980
9,820,000	Telefonica Emisiones SA 5.21%, 03/08/2047	8,532,716
	T-Mobile USA, Inc.
2,160,000	2.05%, 02/15/2028	1,914,918
10,405,000	2.70%, 03/15/2032	8,765,958
5,610,000	3.40%, 10/15/2052	4,055,813
5,000,000	3.50%, 04/15/2025	4,861,754
13,135,000	4.38%, 04/15/2040	11,785,361
9,515,000	4.95%, 03/15/2028	9,599,227
7,150,000	5.05%, 07/15/2033	7,185,817
	VEON Holdings BV
1,120,000	3.38%, 11/25/2027(1)	793,800
860,000	3.38%, 11/25/2027(3)	609,525
725,000	4.00%, 04/09/2025(3)	609,000
	Verizon Communications, Inc.
15,000,000	2.10%, 03/22/2028	13,383,833
19,470,000	2.36%, 03/15/2032	15,955,950
2,660,000	2.85%, 09/03/2041	1,926,176
10,683,000	2.99%, 10/30/2056	6,888,724
13,220,000	3.40%, 03/22/2041	10,393,101
8,000,000	3.88%, 03/01/2052	6,417,310
6,585,000	4.13%, 08/15/2046	5,610,884
4,790,000	4.81%, 03/15/2039	4,584,551
	Vodafone Group PLC
7,585,000	5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 year USD CMT + 3.07% thereafter)(5)	5,748,520
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.1% - (continued)
	Telecommunications - 1.9% - (continued)
$ 3,405,000	5.63%, 02/10/2053	$ 3,361,506
4,380,000	5.75%, 02/10/2063	4,331,666
	VTR Comunicaciones SpA
700,000	5.13%, 01/15/2028(3)	388,500
634,000	5.13%, 01/15/2028(1)	351,870
2,040,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(1)	1,544,857
		259,250,283
	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,045,000	3.38%, 04/01/2026(1)	988,502
1,040,000	5.88%, 12/15/2027(1)	1,041,308
		2,029,810
	Transportation - 0.2%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,772,462
4,125,000	Canadian Pacific Railway Co. 1.75%, 12/02/2026	3,761,186
2,520,000	First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029(1)	2,183,914
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	4,636,338
3,734,000	4.65%, 01/15/2046	3,406,435
	Rumo Luxembourg Sarl
200,000	4.20%, 01/18/2032(3)	161,692
1,680,000	5.25%, 01/10/2028(2)(3)	1,560,300
675,000	Russian Railways Via RZD Capital PLC 5.70%, 04/05/2022(3)(8)	405,000
	Transnet SOC Ltd.
980,000	8.25%, 02/06/2028(1)	969,808
540,000	8.25%, 02/06/2028(3)	534,384
505,000	Western Global Airlines LLC 10.38%, 08/15/2025(1)	65,650
		25,457,169
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(1)	9,323,312
2,000,000	2.70%, 11/01/2024(1)	1,919,184
4,520,000	3.45%, 07/01/2024(1)	4,413,233
12,000,000	3.90%, 02/01/2024(1)	11,834,505
6,420,000	4.40%, 07/01/2027(1)	6,187,196
		33,677,430
	Water - 0.0%
3,365,000	American Water Capital Corp. 3.45%, 05/01/2050	2,606,580
	Total Corporate Bonds (cost $6,849,616,317)	$ 6,343,854,271
FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
	Angola - 0.0%
	Angolan Government International Bonds
3,005,000	8.00%, 11/26/2029(3)	$ 2,524,200
430,000	8.75%, 04/14/2032(1)	355,360
1,745,000	8.75%, 04/14/2032(3)	1,442,103
		4,321,663
	Argentina - 0.1%
	Argentina Government International Bonds
18,540,922	0.50%, 07/09/2030(12)	4,483,382

The accompanying notes are an integral part of these financial statements.
33

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Argentina - 0.1% - (continued)
$ 61,182,751	1.50%, 07/09/2035(12)	$ 13,526,384
4,156,000	3.50%, 07/09/2041(12)	1,034,720
		19,044,486
	Benin - 0.0%
	Benin Government International Bonds
EUR 850,000	4.95%, 01/22/2035(1)	632,028
750,000	4.95%, 01/22/2035(3)	557,672
		1,189,700
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 325,000	3.38%, 08/20/2050(1)	230,798
1,035,000	3.38%, 08/20/2050(3)	735,002
1,115,000	3.72%, 01/25/2027(3)	1,077,035
1,525,000	4.75%, 02/15/2029(1)	1,519,580
1,445,000	5.00%, 07/15/2032(1)	1,448,424
2,007,000	5.00%, 07/15/2032(3)	2,011,756
		7,022,595
	Brazil - 0.1%
	Brazil Government International Bonds
4,000,000	4.75%, 01/14/2050	2,939,777
997,000	5.00%, 01/27/2045	781,190
3,145,000	6.00%, 10/20/2033	3,086,682
		6,807,649
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 615,000	0.38%, 09/23/2030(3)	510,043
3,545,000	4.50%, 01/27/2033(1)	3,822,706
1,040,000	4.63%, 09/23/2034(3)	1,125,012
		5,457,761
	Chile - 0.2%
	Chile Government International Bonds
$ 20,515,000	2.55%, 07/27/2033	17,161,623
6,835,000	3.10%, 05/07/2041	5,265,254
		22,426,877
	Colombia - 0.2%
	Colombia Government International Bonds
7,160,000	3.00%, 01/30/2030	5,474,061
14,520,000	3.13%, 04/15/2031	10,708,416
1,575,000	3.25%, 04/22/2032	1,133,316
4,655,000	4.13%, 02/22/2042	2,860,363
4,560,000	4.50%, 03/15/2029	3,953,494
2,310,000	5.00%, 06/15/2045	1,534,892
3,005,000	5.20%, 05/15/2049	2,013,350
2,194,000	5.63%, 02/26/2044	1,589,537
970,000	7.50%, 02/02/2034	923,876
895,000	8.00%, 04/20/2033	886,784
		31,078,089
	Costa Rica - 0.0%
2,455,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	2,496,942
	Croatia - 0.0%
	Croatia Government International Bonds
EUR 3,695,000	1.13%, 06/19/2029(3)	3,515,352
771,000	1.75%, 03/04/2041(3)	583,184
		4,098,536
	Dominican Republic - 0.3%
	Dominican Republic International Bonds
$ 1,245,000	4.50%, 01/30/2030(3)	1,100,476
3,885,000	4.88%, 09/23/2032(3)	3,343,056
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Dominican Republic - 0.3% - (continued)
$ 6,330,000	5.30%, 01/21/2041(3)	$ 4,983,896
695,000	5.50%, 01/27/2025(3)	687,746
3,765,000	5.50%, 02/22/2029(1)	3,582,392
6,390,000	5.50%, 02/22/2029(3)	6,080,075
8,458,000	5.88%, 01/30/2060(3)	6,444,377
1,060,000	5.95%, 01/25/2027(3)	1,051,018
3,092,000	6.00%, 02/22/2033(1)	2,883,290
1,680,000	6.00%, 02/22/2033(3)	1,566,600
2,653,000	6.40%, 06/05/2049(3)	2,218,099
856,000	6.50%, 02/15/2048(3)	729,230
280,000	6.85%, 01/27/2045(3)	251,389
1,365,000	6.88%, 01/29/2026(3)	1,390,374
830,000	7.05%, 02/03/2031(1)	842,493
		37,154,511
	Ecuador - 0.1%
	Ecuador Government International Bonds
830,000	0.00%, 07/31/2030(3)(11)	253,236
13,953,000	1.50%, 07/31/2040(3)(12)	4,534,725
25,200,543	2.50%, 07/31/2035(3)(12)	9,215,361
		14,003,322
	Egypt - 0.1%
	Egypt Government International Bonds
EUR 240,000	5.63%, 04/16/2030(3)	137,681
250,000	5.63%, 04/16/2030(1)	143,418
$ 815,000	5.80%, 09/30/2027(3)	498,878
4,995,000	6.59%, 02/21/2028(3)	3,064,932
3,726,000	7.30%, 09/30/2033(3)	2,007,792
3,160,000	7.90%, 02/21/2048(3)	1,589,006
9,178,000	8.50%, 01/31/2047(3)	4,825,609
2,701,000	8.70%, 03/01/2049(3)	1,432,340
485,000	8.70%, 03/01/2049(3)	257,196
2,560,000	8.88%, 05/29/2050(3)	1,357,476
		15,314,328
	Ethiopia - 0.0%
2,940,000	Ethiopia International Bonds 6.63%, 12/11/2024(3)	2,043,770
	Gabon - 0.1%
	Gabon Government International Bonds
1,470,000	6.63%, 02/06/2031(1)	1,081,567
5,195,000	6.95%, 06/16/2025(3)	4,787,452
450,000	7.00%, 11/24/2031(1)	331,920
2,920,000	7.00%, 11/24/2031(3)	2,153,792
		8,354,731
	Hungary - 0.2%
	Hungary Government International Bonds
7,505,000	2.13%, 09/22/2031(3)	5,845,945
7,685,000	5.25%, 06/16/2029(1)	7,600,526
200,000	5.25%, 06/16/2029(3)	197,802
6,205,000	5.50%, 06/16/2034(1)	6,068,837
3,510,000	6.25%, 09/22/2032(1)	3,637,237
390,000	6.75%, 09/25/2052(1)	404,664
5,954,000	7.63%, 03/29/2041	6,764,042
1,380,000	Magyar Export-Import Bank Zrt 6.13%, 12/04/2027(1)	1,386,721
		31,905,774
	Indonesia - 0.0%
	Indonesia Government International Bonds
1,310,000	3.40%, 09/18/2029	1,233,651
1,730,000	4.75%, 02/11/2029	1,759,303
		2,992,954

The accompanying notes are an integral part of these financial statements.
34

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Mexico - 0.2%
	Mexico Government International Bonds
$ 10,263,000	4.50%, 01/31/2050	$ 8,475,134
1,292,000	4.60%, 01/23/2046	1,082,397
775,000	4.75%, 04/27/2032	753,608
10,090,000	5.00%, 04/27/2051	8,841,291
2,430,000	5.40%, 02/09/2028	2,508,122
3,973,000	6.34%, 05/04/2053	4,096,532
5,655,000	6.35%, 02/09/2035	6,053,300
		31,810,384
	Mongolia - 0.0%
989,000	Mongolia Government International Bonds 5.63%, 05/01/2023(3)	989,000
	North Macedonia - 0.0%
	North Macedonia Government International Bonds
EUR 2,045,000	3.68%, 06/03/2026(1)	2,079,876
825,000	3.68%, 06/03/2026(3)	839,070
975,000	6.96%, 03/13/2027(1)	1,087,782
		4,006,728
	Oman - 0.1%
	Oman Government International Bonds
$ 760,000	4.75%, 06/15/2026(3)	745,408
5,005,000	4.88%, 02/01/2025(3)	4,953,509
1,600,000	5.38%, 03/08/2027(3)	1,594,288
1,935,000	5.63%, 01/17/2028(3)	1,948,680
1,470,000	6.00%, 08/01/2029(3)	1,500,811
700,000	6.25%, 01/25/2031(3)	723,737
1,000,000	6.75%, 10/28/2027(3)	1,053,258
2,014,000	6.75%, 01/17/2048(3)	1,943,232
3,040,000	7.00%, 01/25/2051(3)	3,013,400
		17,476,323
	Panama - 0.2%
	Panama Government International Bonds
490,000	2.25%, 09/29/2032	378,414
6,585,000	3.16%, 01/23/2030	5,808,788
10,495,000	4.50%, 04/16/2050	8,200,324
1,990,000	4.50%, 04/01/2056	1,506,220
3,505,000	6.40%, 02/14/2035	3,704,365
295,000	6.85%, 03/28/2054	308,005
		19,906,116
	Peru - 0.2%
PEN 4,090,000	Peru Government Bonds 5.40%, 08/12/2034	929,861
	Peruvian Government International Bonds
$ 16,105,000	2.78%, 01/23/2031	13,948,190
5,178,000	3.00%, 01/15/2034	4,328,541
		19,206,592
	Philippines - 0.0%
200,000	Philippine Government International Bonds 3.95%, 01/20/2040	175,759
	Poland - 0.1%
	Republic of Poland Government International Bonds
4,095,000	4.88%, 10/04/2033	4,155,983
9,250,000	5.50%, 04/04/2053	9,575,119
		13,731,102
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Qatar - 0.1%
	Qatar Government International Bonds
$ 12,045,000	4.40%, 04/16/2050(3)	$ 11,277,131
4,649,000	4.82%, 03/14/2049(3)	4,596,188
		15,873,319
	Romania - 0.2%
RON 4,830,000	Romania Government Bonds 8.25%, 09/29/2032	1,135,380
	Romania Government International Bonds
$ 2,126,000	3.00%, 02/14/2031(3)	1,773,297
2,280,000	6.63%, 02/17/2028(3)	2,369,467
	Romanian Government International Bonds
706,000	3.63%, 03/27/2032(3)	602,687
3,116,000	5.25%, 11/25/2027(1)	3,081,412
7,086,000	6.00%, 05/25/2034(1)	7,025,911
1,116,000	6.00%, 05/25/2034(3)	1,106,536
1,418,000	6.63%, 02/17/2028(1)	1,473,642
EUR 1,035,000	6.63%, 09/27/2029(3)	1,171,830
$ 1,898,000	7.63%, 01/17/2053(1)	2,044,146
		21,784,308
	Russia - 0.0%
16,800,000	Russian Foreign Bonds - EuroBonds 5.10%, 03/28/2035(3)(8)	840,000
	Saudi Arabia - 0.3%
	Saudi Government International Bonds
2,290,000	3.25%, 11/17/2051(1)	1,640,900
12,165,000	3.25%, 11/17/2051(3)	8,716,831
2,280,000	3.75%, 01/21/2055(3)	1,758,541
405,000	3.75%, 01/21/2055(3)	312,372
5,790,000	4.50%, 10/26/2046(3)	5,189,774
2,765,000	4.88%, 07/18/2033(1)	2,839,323
1,030,000	4.88%, 07/18/2033(3)	1,057,686
4,325,000	5.00%, 04/17/2049(3)	4,092,704
11,855,000	5.00%, 01/18/2053(1)	11,206,200
1,120,000	5.00%, 01/18/2053(3)	1,058,705
2,835,000	5.50%, 10/25/2032(1)	3,065,928
		40,938,964
	South Africa - 0.1%
ZAR 29,200,000	Republic of South Africa Government Bonds 8.50%, 01/31/2037	1,254,519
	Republic of South Africa Government International Bonds
$ 1,865,000	4.30%, 10/12/2028	1,672,476
3,290,000	4.85%, 09/30/2029	2,949,485
4,826,000	5.75%, 09/30/2049	3,456,265
1,115,000	5.88%, 06/22/2030	1,043,087
		10,375,832
	Sri Lanka - 0.0%
	Sri Lanka Government International Bonds
200,000	5.75%, 04/18/2023(3)(8)	66,332
2,150,000	6.20%, 05/11/2027(3)(8)	705,012
600,000	6.35%, 06/28/2024(3)(8)	197,985
2,385,000	6.75%, 04/18/2028(3)(8)	782,453
1,105,000	6.83%, 07/18/2026(3)(8)	386,280
200,000	6.85%, 03/14/2024(3)(8)	66,034
495,000	6.85%, 11/03/2025(3)(8)	173,408
6,205,000	7.55%, 03/28/2030(3)(8)	2,034,804
834,000	7.85%, 03/14/2029(3)(8)	273,565
		4,685,873

The accompanying notes are an integral part of these financial statements.
35

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
	Turkey - 0.3%
	Turkey Government International Bonds
$ 1,405,000	4.25%, 03/13/2025	$ 1,303,137
9,890,000	4.88%, 10/09/2026	8,836,715
3,735,000	4.88%, 04/16/2043	2,486,113
5,810,000	5.13%, 02/17/2028	5,048,890
2,710,000	5.25%, 03/13/2030	2,228,650
3,530,000	5.75%, 05/11/2047	2,501,570
6,640,000	5.88%, 06/26/2031	5,521,160
1,290,000	5.95%, 01/15/2031	1,083,600
525,000	6.00%, 01/14/2041	393,750
2,425,000	9.13%, 07/13/2030	2,419,966
4,980,000	9.38%, 03/14/2029	5,023,366
5,860,000	9.88%, 01/15/2028	6,053,731
710,000	Turkiye Ihracat Kredi Bankasi AS 9.38%, 01/31/2026(1)	706,791
		43,607,439
	Ukraine - 0.0%
	Ukraine Government International Bonds
8,500,000	6.88%, 05/21/2031(1)(8)	1,372,219
3,025,000	6.88%, 05/21/2031(3)(8)	488,349
4,854,000	7.25%, 03/15/2035(1)(8)	786,651
435,000	7.25%, 03/15/2035(3)(8)	70,497
5,205,000	7.38%, 09/25/2034(3)(8)	837,029
910,000	7.75%, 09/01/2024(3)(8)	195,536
2,720,000	7.75%, 09/01/2026(3)(8)	462,910
4,085,000	7.75%, 09/01/2028(3)(8)	704,152
2,629,000	7.75%, 09/01/2029(3)(8)	452,352
		5,369,695
	United Arab Emirates - 0.1%
	Abu Dhabi Government International Bonds
525,000	3.00%, 09/15/2051(1)	383,106
3,975,000	3.00%, 09/15/2051(3)	2,900,661
430,000	4.13%, 10/11/2047(3)	387,624
3,860,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(3)	2,852,308
		6,523,699
	Venezuela - 0.0%
	Venezuela Government International Bonds
1,015,000	7.00%, 12/01/2018(3)(8)	71,046
3,170,000	7.00%, 03/31/2038(3)(8)	269,450
340,000	7.65%, 04/21/2025(3)(8)	32,300
4,765,000	7.75%, 10/13/2019(3)(8)	309,725
11,937,200	9.00%, 05/07/2023(3)(8)	1,193,720
		1,876,241
	Total Foreign Government Obligations (cost $575,850,267)	$ 474,891,062
MUNICIPAL BONDS - 0.3%
	Airport - 0.0%
1,510,000	Port Auth of New York & New Jersey, NY, Rev 4.46%, 10/01/2062	$ 1,434,775
	General - 0.1%
6,300,000	New York State Dormitory Auth, NY, Rev 1.60%, 03/15/2027	5,699,803
4,225,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	4,061,166
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.3% - (continued)
	General - 0.1% - (continued)
	State of Wisconsin, WI, Rev
$ 2,020,000	4.33%, 05/01/2028	$ 2,024,117
3,060,000	4.35%, 05/01/2029	3,052,600
		14,837,686
	General Obligation - 0.1%
11,470,000	State of Illinois, IL, GO 5.10%, 06/01/2033	11,517,483
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	9,070,943
5,660,000	University of California, CA, Rev 1.32%, 05/15/2027	5,093,602
		14,164,545
	Transportation - 0.0%
5,015,000	New York State Thruway Auth, NY, Rev 2.90%, 01/01/2035(2)	4,260,589
	Total Municipal Bonds (cost $50,183,923)	$ 46,215,078
SENIOR FLOATING RATE INTERESTS - 0.1%(13)
	Entertainment - 0.0%
1,298,756	Crown Finance U.S., Inc. 14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	$ 1,322,302
	Insurance - 0.0%
	Hub International Ltd.
1,929,934	8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	1,924,955
1,585,944	8.51%, 04/25/2025, 1 mo. USD LIBOR + 3.25%	1,582,249
		3,507,204
	Packaging & Containers - 0.0%
2,382,000	Clydesdale Acquisition Holdings, Inc. 9.26%, 04/13/2029, 3 mo. EURIBOR + 4.18%	2,324,499
	Pharmaceuticals - 0.0%
603,467	Owens & Minor, Inc. 8.79%, 03/29/2029, 1 mo. USD SOFR + 3.75%	597,432
	Software - 0.1%
3,004,343	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	2,997,763
3,652,400	McAfee LLC 8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	3,438,479
		6,436,242
	Total Senior Floating Rate Interests (cost $14,335,095)	$ 14,187,679
U.S. GOVERNMENT SECURITIES - 2.8%
	U.S. Treasury Securities - 2.8%
	U.S. Treasury Bonds - 1.1%
4,055,000	1.13%, 08/15/2040	$ 2,691,348
44,140,000	1.75%, 08/15/2041	32,054,951
60,100,000	2.38%, 02/15/2042	48,446,234
4,500,000	2.50%, 02/15/2045	3,602,285
5,000,000	2.75%, 11/15/2042	4,258,008
8,550,000	3.00%, 05/15/2045	7,464,551
28,100,000	3.25%, 05/15/2042	25,989,207
1,645,000	3.63%, 02/15/2053	1,629,578
6,800,000	3.88%, 02/15/2043	6,863,750

The accompanying notes are an integral part of these financial statements.
36

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 2.8% - (continued)
	U.S. Treasury Securities - 2.8% - (continued)
	U.S. Treasury Bonds - 1.1% - (continued)
$ 8,600,000	4.00%, 11/15/2042	$ 8,848,594
5,890,000	4.25%, 11/15/2040(14)	6,343,254
		148,191,760
	U.S. Treasury Notes - 1.7%
47,000,000	0.25%, 06/30/2025(14)(15)	43,403,398
30,000,000	3.63%, 03/31/2030	30,220,313
42,015,000	3.75%, 04/15/2026	41,978,893
20,635,000	3.88%, 03/31/2025	20,537,467
52,065,000	4.00%, 02/29/2028	53,106,300
40,000,000	4.38%, 10/31/2024	39,965,625
		229,211,996
	Total U.S. Government Securities (cost $389,358,011)	$ 377,403,756
COMMON STOCKS - 45.0%
	Banks - 3.3%
1,198,696	JP Morgan Chase & Co.	$ 165,707,735
755,438	M&T Bank Corp.	95,034,100
3,176,738	New York Community Bancorp, Inc.	33,959,329
4,013,285	Regions Financial Corp.	73,282,584
836,103	Royal Bank of Canada	83,008,610
		450,992,358
	Capital Goods - 4.3%
425,804	Eaton Corp. PLC	71,160,364
922,225	Emerson Electric Co.	76,784,454
479,406	General Dynamics Corp.	104,673,506
286,365	Honeywell International, Inc.	57,227,182
1,384,110	Johnson Controls International PLC	82,825,142
286,688	L3Harris Technologies, Inc.	55,947,163
616,897	Raytheon Technologies Corp.	61,628,010
468,277	Siemens AG	77,187,178
		587,432,999
	Consumer Discretionary Distribution & Retail - 1.5%
463,451	Home Depot, Inc.	139,285,564
915,138	TJX Cos., Inc.	72,131,177
		211,416,741
	Consumer Services - 0.5%
465,938	Darden Restaurants, Inc.	70,789,960
	Consumer Staples Distribution & Retail - 0.3%
591,865	Sysco Corp.	45,419,720
	Energy - 3.6%
1,493,932	ConocoPhillips	153,710,663
3,639,081	Coterra Energy, Inc.	93,160,474
1,059,496	EOG Resources, Inc.	126,577,987
486,324	Phillips 66	48,146,076
1,659,867	TC Energy Corp.	68,987,055
		490,582,255
	Equity Real Estate Investment Trusts (REITs) - 2.9%
741,036	Crown Castle, Inc. REIT	91,214,121
2,060,899	Gaming & Leisure Properties, Inc. REIT	107,166,748
3,464,689	Host Hotels & Resorts, Inc. REIT	56,024,021
1,008,365	Welltower, Inc. REIT	79,882,675
2,257,495	Weyerhaeuser Co. REIT	67,521,676
		401,809,241
	Financial Services - 3.8%
1,462,912	Ares Management Corp. Class A	128,136,462
690,907	Blackstone, Inc.	61,718,722
2,110,832	Equitable Holdings, Inc.	54,860,524
Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.0% - (continued)
	Financial Services - 3.8% - (continued)
965,167	Fidelity National Information Services, Inc.	$ 56,674,606
238,842	Goldman Sachs Group, Inc.	82,027,897
1,472,974	Morgan Stanley	132,523,471
		515,941,682
	Food, Beverage & Tobacco - 2.9%
1,044,841	Archer-Daniels-Midland Co.	81,581,185
947,379	Kellogg Co.	66,098,633
1,811,570	Keurig Dr Pepper, Inc.	59,238,339
792,352	Mondelez International, Inc. Class A	60,789,246
1,290,162	Philip Morris International, Inc.	128,977,495
		396,684,898
	Health Care Equipment & Services - 0.9%
681,080	CVS Health Corp.	49,929,975
855,858	Medtronic PLC	77,840,285
		127,770,260
	Household & Personal Products - 1.4%
420,667	Kimberly-Clark Corp.	60,950,441
2,363,388	Unilever PLC ADR	131,238,936
		192,189,377
	Insurance - 1.9%
1,356,580	American International Group, Inc.	71,953,003
286,387	Chubb Ltd.	57,724,164
2,188,240	MetLife, Inc.	134,204,759
		263,881,926
	Materials - 1.9%
943,395	LyondellBasell Industries NV Class A	89,254,601
721,410	PPG Industries, Inc.	101,184,966
1,066,302	Rio Tinto PLC ADR	68,232,665
		258,672,232
	Media & Entertainment - 0.8%
2,762,826	Comcast Corp. Class A	114,298,112
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
1,541,674	AstraZeneca PLC ADR	112,881,370
144,250	Eli Lilly & Co.	57,102,805
951,560	Gilead Sciences, Inc.	78,227,748
1,162,130	Johnson & Johnson	190,240,681
1,921,364	Merck & Co., Inc.	221,859,901
5,454,127	Pfizer, Inc.	212,110,999
283,862	Roche Holding AG	88,888,588
		961,312,092
	Semiconductors & Semiconductor Equipment - 2.4%
360,156	Analog Devices, Inc.	64,784,861
126,632	Broadcom, Inc.	79,334,948
422,814	NXP Semiconductors NV	69,231,564
590,388	QUALCOMM, Inc.	68,957,319
279,099	Texas Instruments, Inc.	46,665,353
		328,974,045
	Technology Hardware & Equipment - 1.6%
2,806,114	Cisco Systems, Inc.	132,588,886
2,603,703	Corning, Inc.	86,495,014
		219,083,900
	Transportation - 0.5%
533,604	Canadian National Railway Co.	63,606,337
	Utilities - 3.5%
1,146,379	American Electric Power Co., Inc.	105,948,347
2,849,242	Exelon Corp.	120,921,831
1,375,235	NextEra Energy, Inc.	105,384,258

The accompanying notes are an integral part of these financial statements.
37

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 45.0% - (continued)
	Utilities - 3.5% - (continued)
682,533	Sempra Energy		$ 106,127,056
641,439	Southern Co.		47,177,838
			485,559,330
	Total Common Stocks (cost $5,064,097,352)		$ 6,186,417,465
PREFERRED STOCKS - 0.2%
	Banks - 0.1%
770,000	Bank of America Corp. Series PP, 4.13%(6)		$ 14,114,100
	Financial Services - 0.1%
645,000	Charles Schwab Corp. Series J, 4.45%(2)(6)		13,364,400
	Total Preferred Stocks (cost $35,375,000)		$ 27,478,500
	Total Long-Term Investments (cost $12,984,194,981)		$ 13,475,947,907
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.3%
$ 48,442,949	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $48,462,286; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $49,411,816		$ 48,442,949
	Securities Lending Collateral - 0.5%
10,128,782	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(16)		10,128,782
33,762,609	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(16)		33,762,609
10,128,783	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(16)		10,128,783
10,128,783	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(16)		10,128,783
			64,148,957
	U.S. Treasury Securities - 0.2%
	U.S. Treasury Bills – 0.2%
12,435,000	4.61%, 06/06/2023(17)		12,377,221
10,000,000	4.70%, 07/20/2023(17)		9,890,500
			22,267,721
	Total Short-Term Investments (cost $134,865,982)		$ 134,859,627
	Total Investments (cost $13,119,060,963)	99.0%	$ 13,610,807,534
	Other Assets and Liabilities	1.0%	138,646,022
	Total Net Assets	100.0%	$ 13,749,453,556
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $1,749,219,418, representing 12.7% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $248,713,360, representing 1.8% of net assets.
(4)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $7,261,932 at April 30, 2023.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(11)	Security is a zero-coupon bond.
(12)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

The accompanying notes are an integral part of these financial statements.
38

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $12,281,208.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2023, the market value of securities pledged was $8,773,027.
(16)	Current yield as of period end.
(17)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	14	06/08/2023	$ 1,630,206	$ 15,490
U.S. Treasury 2-Year Note Future	1,842	06/30/2023	379,754,202	3,149,727
U.S. Treasury 5-Year Note Future	1,892	06/30/2023	207,632,220	(814,274)
U.S. Treasury Ultra Bond Future	1,879	06/21/2023	265,702,344	6,800,212
Total				$ 9,151,155
Short position contracts:
Euro BUXL 30-Year Bond Future	9	06/08/2023	$ 1,383,436	$ (82,123)
Euro-BOBL Future	41	06/08/2023	5,329,639	(33,364)
Euro-BUND Future	44	06/08/2023	6,572,439	(240,428)
U.S. Treasury 10-Year Note Future	4,071	06/21/2023	468,991,922	(9,540,665)
U.S. Treasury 10-Year Ultra Future	2,007	06/21/2023	243,756,422	(4,364,414)
U.S. Treasury Long Bond Future	464	06/21/2023	61,088,500	(1,638,626)
Total				$ (15,899,620)
Total futures contracts				$ (6,748,465)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	13,950,000	(1.00%)	06/20/2028	Quarterly	$ 949,645	$ 829,338	$ (120,307)
Sell protection:
CDX.NA.HY.39.V1	USD	1,509,750	5.00%	12/20/2027	Quarterly	$ 3,891	$ 38,866	$ 34,975
CDX.NA.IG.35.V1	USD	148,065,000	1.00%	12/20/2025	Quarterly	1,772,072	2,100,980	328,908
CDX.NA.IGS.38.V1	USD	159,660,000	1.00%	06/20/2027	Quarterly	1,110,973	2,233,287	1,122,314
Total						$ 2,886,936	$ 4,373,133	$ 1,486,197
Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey (B+)	USD	6,290,000	1.00%	06/20/2028	Quarterly	$ (1,055,572)	$ (1,081,158)	$ (25,586)
Total						$ (1,055,572)	$ (1,081,158)	$ (25,586)
Total centrally cleared credit default swap contracts						$ 2,781,009	$ 4,121,313	$ 1,340,304

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
39

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,475,000	BRL	1,037,089	USD	GSC	06/02/2023	$ 52,928
3,129,000	EUR	3,336,730	USD	BCLY	06/21/2023	121,461
1,299,000	EUR	1,404,491	USD	BOA	06/21/2023	31,172
952,000	EUR	1,026,836	USD	NWM	06/21/2023	25,321
3,726,000	EUR	4,094,776	USD	MSC	06/21/2023	23,224
2,808,000	EUR	3,083,009	USD	TDB	06/21/2023	20,412
142,000	EUR	155,607	USD	SCB	06/21/2023	1,332
1,208,000	EUR	1,340,754	USD	JPM	06/21/2023	(5,665)
243,950,000	KZT	522,321	USD	CBK	07/26/2023	6,221
243,950,000	KZT	504,550	USD	DEUT	07/31/2023	23,517
1,033,506	USD	5,475,000	BRL	GSC	06/02/2023	(56,510)
21,174,588	USD	19,205,000	EUR	UBS	05/31/2023	(27,549)
1,036,213	USD	965,000	EUR	UBS	06/21/2023	(30,311)
2,478,017	USD	2,311,000	EUR	MSC	06/21/2023	(76,116)
29,207,847	USD	27,204,000	EUR	DEUT	06/21/2023	(858,190)
902,935	USD	3,440,000	PEN	CBK	06/21/2023	(22,144)
1,112,526	USD	5,155,000	RON	GSC	06/21/2023	(38,818)
1,274,891	USD	23,490,000	ZAR	MSC	06/21/2023	(3,088)
Total foreign currency contracts						$ (812,803)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
40

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 5,500,096	$ —	$ 5,500,096	$ —
Corporate Bonds	6,343,854,271	—	6,343,854,271	—
Foreign Government Obligations	474,891,062	—	474,891,062	—
Municipal Bonds	46,215,078	—	46,215,078	—
Senior Floating Rate Interests	14,187,679	—	14,187,679	—
U.S. Government Securities	377,403,756	—	377,403,756	—
Common Stocks
Banks	450,992,358	450,992,358	—	—
Capital Goods	587,432,999	510,245,821	77,187,178	—
Consumer Discretionary Distribution & Retail	211,416,741	211,416,741	—	—
Consumer Services	70,789,960	70,789,960	—	—
Consumer Staples Distribution & Retail	45,419,720	45,419,720	—	—
Energy	490,582,255	490,582,255	—	—
Equity Real Estate Investment Trusts (REITs)	401,809,241	401,809,241	—	—
Financial Services	515,941,682	515,941,682	—	—
Food, Beverage & Tobacco	396,684,898	396,684,898	—	—
Health Care Equipment & Services	127,770,260	127,770,260	—	—
Household & Personal Products	192,189,377	192,189,377	—	—
Insurance	263,881,926	263,881,926	—	—
Materials	258,672,232	258,672,232	—	—
Media & Entertainment	114,298,112	114,298,112	—	—
Pharmaceuticals, Biotechnology & Life Sciences	961,312,092	872,423,504	88,888,588	—
Semiconductors & Semiconductor Equipment	328,974,045	328,974,045	—	—
Technology Hardware & Equipment	219,083,900	219,083,900	—	—
Transportation	63,606,337	63,606,337	—	—
Utilities	485,559,330	485,559,330	—	—
Preferred Stocks	27,478,500	27,478,500	—	—
Short-Term Investments	134,859,627	64,148,957	70,710,670	—
Foreign Currency Contracts(2)	305,588	—	305,588	—
Futures Contracts(2)	9,965,429	9,965,429	—	—
Swaps - Credit Default(2)	1,486,197	—	1,486,197	—
Total	$ 13,622,564,748	$ 6,121,934,585	$ 7,500,630,163	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,118,391)	$ —	$ (1,118,391)	$ —
Futures Contracts(2)	(16,713,894)	(16,713,894)	—	—
Swaps - Credit Default(2)	(145,893)	—	(145,893)	—
Total	$ (17,978,178)	$ (16,713,894)	$ (1,264,284)	$ —

(1)	For the six-month period ended April 30, 2023, investments valued at $296,400 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
41

Hartford AARP Balanced Retirement Fund
Schedule of Investments
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.8%
	Asset-Backed - Automobile - 0.3%
$ 110,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 109,885
150,000	Toyota Auto Receivables Owner Trust 4.63%, 09/15/2027	149,809
		259,694
	Asset-Backed - Finance & Insurance - 2.1%
60,000	Aligned Data Centers Issuer LLC 6.35%, 10/15/2047(1)	60,757
250,000	Bain Capital Credit CLO Ltd. 7.42%, 10/23/2034, 3 mo. USD LIBOR + 2.15%(1)(2)	237,078
	Carlyle Global Market Strategies CLO Ltd.
250,000	6.80%, 07/20/2031, 3 mo. USD LIBOR + 1.55%(1)(2)	243,736
250,000	7.06%, 04/17/2031, 3 mo. USD LIBOR + 1.80%(1)(2)	235,463
190,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	171,611
85,000	DLLAD LLC 4.79%, 01/20/2028(1)	84,498
40,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	34,978
250,000	Octagon Investment Partners 31 Ltd. 7.30%, 07/20/2030, 3 mo. USD LIBOR + 2.05%(1)(2)	241,595
250,000	Race Point VIII CLO Ltd. 6.97%, 02/20/2030, 3 mo. USD LIBOR + 2.05%(1)(2)	237,370
60,000	VB-S1 Issuer LLC 3.16%, 02/15/2052(1)	54,256
		1,601,342
	Asset-Backed - Home Equity - 0.4%
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	107,811
210,000	3.02%, 10/19/2037(1)	191,102
		298,913
	Commercial Mortgage-Backed Securities - 6.2%
	Benchmark Mortgage Trust
913,279	0.66%, 07/15/2051(3)(4)	14,838
3,153,097	1.38%, 03/15/2062(3)(4)	156,890
99,502	1.91%, 07/15/2053(3)(4)	7,530
90,000	3.21%, 09/15/2053	61,096
40,000	BFLD Trust 7.05%, 11/15/2028, 1 mo. USD SOFR + 2.16%(1)(2)	39,683
	BX Commercial Mortgage Trust
153,000	6.45%, 10/15/2036, 1 mo. USD SOFR + 1.56%(1)(2)	149,913
127,500	7.00%, 10/15/2036, 1 mo. USD SOFR + 2.11%(1)(2)	123,886
	BX Trust
100,000	6.30%, 10/13/2027(1)	100,944
100,000	6.79%, 10/13/2027(1)	96,675
	CD Mortgage Trust
2,727,677	1.12%, 02/10/2050(3)(4)	76,198
295,018	2.46%, 08/10/2049	273,107
359,977	Citigroup Commercial Mortgage Trust 3.46%, 09/15/2048	349,298
350,000	Commercial Mortgage Trust 3.76%, 08/10/2048	336,911
200,000	CSMC Trust 3.77%, 11/13/2039(1)(4)	149,563
1,560,654	DBGS Mortgage Trust 0.32%, 10/15/2051(3)(4)	12,507
	DBJPM Mortgage Trust
1,665,770	1.56%, 08/10/2049(3)(4)	59,154
1,843,440	1.83%, 09/15/2053(3)(4)	122,701
	GS Mortgage Securities Trust
350,000	3.44%, 11/10/2049(4)	328,207
410,000	4.11%, 07/10/2051(4)	399,623
175,000	HONO Mortgage Trust 6.80%, 10/15/2036, 1 mo. USD LIBOR + 1.85%(1)(2)	161,439
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.8% - (continued)
	Commercial Mortgage-Backed Securities - 6.2% - (continued)
$ 210,000	Hudson Yards Mortgage Trust 3.56%, 07/10/2039(1)(4)	$ 164,710
15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	13,660
2,372,175	JPMDB Commercial Mortgage Securities Trust 0.83%, 06/15/2051(3)(4)	48,024
	Morgan Stanley Capital I Trust
918,286	0.98%, 07/15/2051(3)(4)	26,554
270,586	1.48%, 06/15/2050(3)(4)	9,382
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	55,779
	Starwood Trust
220,000	5.97%, 07/15/2036, 1 mo. USD LIBOR + 1.03%(1)(2)	208,498
80,000	6.32%, 07/15/2036, 1 mo. USD LIBOR + 1.38%(1)(2)	74,991
	Wells Fargo Commercial Mortgage Trust
390,000	3.45%, 07/15/2050	363,468
15,000	4.29%, 05/15/2048(4)	12,385
	Wells Fargo NA
899,144	0.63%, 08/15/2061(3)(4)	15,990
2,904,412	1.04%, 05/15/2062(3)(4)	122,369
2,715,973	1.08%, 08/15/2061(3)(4)	125,445
2,634,893	1.34%, 03/15/2063(3)(4)	159,692
1,704,902	1.88%, 03/15/2063(3)(4)	166,242
65,000	2.34%, 03/15/2063	48,631
40,000	3.51%, 03/15/2064(4)	31,449
145,000	4.83%, 08/15/2055(4)	138,771
		4,806,203
	Other Asset-Backed Securities - 2.0%
250,000	CARLYLE U.S. CLO Ltd. 0.00%, 07/20/2035, 3 mo. USD SOFR + 2.60%(1)(2)	249,978
75,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	75,962
	Domino's Pizza Master Issuer LLC
83,300	2.66%, 04/25/2051(1)	71,873
143,250	4.12%, 07/25/2048(1)	137,565
250,000	Madison Park Funding XXXI Ltd. 6.97%, 01/23/2031, 3 mo. USD LIBOR + 1.70%(1)(2)	245,101
250,000	Octagon Investment Partners 37 Ltd. 7.01%, 07/25/2030, 3 mo. USD LIBOR + 1.75%(1)(2)	234,090
275,000	Octagon Investment Partners 48 Ltd. 7.30%, 10/20/2034, 3 mo. USD LIBOR + 2.05%(1)(2)	260,007
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	89,103
30,000	1.89%, 08/25/2045(1)	27,334
25,000	Summit Issuer LLC 5.60%, 02/20/2053(1)	24,351
	Vantage Data Centers LLC
130,000	1.65%, 09/15/2045(1)	117,123
24,083	3.19%, 07/15/2044(1)	23,277
		1,555,764
	Real Estate - 0.2%
190,000	Progress Residential Trust 5.20%, 07/20/2039(1)	182,475
	Whole Loan Collateral CMO - 1.6%
7,808	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(4)	7,506
20,322	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(4)	18,696
10,656	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	10,004
92,728	Ellington Financial Mortgage Trust 4.30%, 04/25/2067(1)(4)	89,582
	GS Mortgage-Backed Securities Corp. Trust
94,265	2.76%, 06/25/2051(1)(4)	72,021

The accompanying notes are an integral part of these financial statements.
42

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.8% - (continued)
	Whole Loan Collateral CMO - 1.6% - (continued)
$ 435,022	2.78%, 05/25/2051(1)(4)	$ 311,563
189,133	3.27%, 03/27/2051(1)(4)	151,409
312,541	JP Morgan Mortgage Trust 4.02%, 11/25/2050(1)(4)	266,428
12,406	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	12,004
	New Residential Mortgage Loan Trust
29,906	3.25%, 09/25/2056(1)(4)	27,464
28,287	3.50%, 12/25/2057(1)(4)	26,875
25,604	3.75%, 11/25/2056(1)(4)	23,774
	Seasoned Credit Risk Transfer Trust
16,741	2.50%, 08/25/2059	15,459
8,600	3.50%, 10/25/2058	8,021
	Verus Securitization Trust
8,820	3.14%, 11/25/2059(1)(4)	8,538
98,148	4.47%, 04/25/2067(1)(5)	95,086
54,915	Wells Fargo Mortgage-Backed Securities Trust 3.00%, 07/25/2050(1)(4)	46,499
		1,190,929
	Total Asset & Commercial Mortgage-Backed Securities (cost $10,760,513)	$ 9,895,320
CORPORATE BONDS - 15.8%
	Aerospace/Defense - 0.4%
	Boeing Co.
10,000	3.25%, 02/01/2035	$ 8,165
75,000	3.63%, 02/01/2031	68,435
20,000	3.95%, 08/01/2059	14,734
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	122,224
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	95,400
25,000	Raytheon Technologies Corp. 4.45%, 11/16/2038	23,746
		332,704
	Agriculture - 0.2%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	8,902
35,000	3.88%, 09/16/2046	25,038
90,000	4.80%, 02/14/2029	89,171
		123,111
	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,085
120,000	6.75%, 04/01/2046	120,897
		125,982
	Auto Parts & Equipment - 0.1%
112,000	Clarios Global LP/Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	111,339
	Biotechnology - 0.2%
	Amgen, Inc.
38,000	5.15%, 11/15/2041	36,963
60,000	5.25%, 03/02/2030	61,542
35,000	Illumina, Inc. 5.75%, 12/13/2027	35,898
5,000	Royalty Pharma PLC 1.75%, 09/02/2027	4,376
		138,779
	Chemicals - 0.4%
10,000	Avient Corp. 7.13%, 08/01/2030(1)	10,223
5,000	Dow Chemical Co. 4.80%, 05/15/2049	4,452
115,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	115,976
145,000	Huntsman International LLC 4.50%, 05/01/2029	135,963
85,000	Sherwin-Williams Co. 4.50%, 06/01/2047	75,208
		341,822
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	Commercial Banks - 1.1%
$ 250,000	Bank of America Corp. 6.11%, 01/29/2037	$ 267,431
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.60% thereafter)(6)	56,165
260,000	JP Morgan Chase & Co. 4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(6)	252,352
70,000	PNC Financial Services Group, Inc. 4.63%, 06/06/2033, (4.63% fixed rate until 06/06/2032; 3 mo. USD SOFR + 1.85% thereafter)(6)	64,700
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	17,461
180,000	4.90%, 11/17/2045	161,754
		819,863
	Commercial Services - 0.4%
5,000	Equifax, Inc. 3.10%, 05/15/2030	4,380
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	11,874
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	13,050
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	12,837
10,000	3.20%, 08/15/2029	8,827
125,000	Service Corp. International 4.63%, 12/15/2027	120,650
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	116,058
		287,676
	Construction Materials - 0.3%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	49,651
10,000	Carrier Global Corp. 2.70%, 02/15/2031	8,577
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	97,610
65,000	Masonite International Corp. 3.50%, 02/15/2030(1)	55,659
		211,497
	Distribution/Wholesale - 0.1%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	114,440
	Diversified Financial Services - 0.3%
100,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	68,338
40,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	39,612
125,000	Radian Group, Inc. 6.63%, 03/15/2025	124,319
		232,269
	Electric - 1.3%
135,000	Ameren Corp. 3.50%, 01/15/2031	122,786
39,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	37,309
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	113,825
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	9,463
115,000	Exelon Corp. 5.10%, 06/15/2045	108,779
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,125
45,000	Florida Power & Light Co. 5.10%, 04/01/2033	46,846
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	17,707
75,000	New England Power Co. 2.81%, 10/06/2050(1)	49,837
120,000	NextEra Energy Operating Partners LP 4.50%, 09/15/2027(1)	112,800
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	27,499
100,000	Pacific Gas & Electric Co. 5.90%, 06/15/2032	100,261
15,000	Puget Energy, Inc. 4.10%, 06/15/2030	14,033
5,000	Sempra Energy 4.00%, 02/01/2048	4,070
125,000	Southern California Edison Co. 5.95%, 11/01/2032	135,720
125,000	Southern Co. 4.40%, 07/01/2046	109,608
		1,014,668

The accompanying notes are an integral part of these financial statements.
43

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	Electrical Components & Equipment - 0.2%
$ 120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	$ 123,277
	Electronics - 0.3%
100,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	86,597
150,000	Jabil, Inc. 3.60%, 01/15/2030	137,836
		224,433
	Energy-Alternate Sources - 0.0%
39,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	36,172
	Entertainment - 0.1%
85,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	86,700
	Environmental Control - 0.0%
15,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	15,262
	Food - 0.4%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	98,475
75,000	Kellogg Co. 4.50%, 04/01/2046	69,313
25,000	Kraft Heinz Foods Co. 3.88%, 05/15/2027	24,368
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	108,407
		300,563
	Gas - 0.1%
85,000	NiSource, Inc. 5.65%, 02/01/2045	88,393
	Healthcare - Products - 0.3%
25,000	Boston Scientific Corp. 4.70%, 03/01/2049	23,723
	PerkinElmer, Inc.
50,000	2.55%, 03/15/2031	41,559
45,000	3.30%, 09/15/2029	40,688
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	117,174
		223,144
	Healthcare - Services - 0.4%
100,000	Centene Corp. 2.45%, 07/15/2028	86,919
	HCA, Inc.
120,000	5.13%, 06/15/2039	112,736
115,000	5.88%, 02/01/2029	118,328
		317,983
	Home Builders - 0.1%
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	119,653
	Insurance - 0.4%
100,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	92,898
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	73,704
45,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	45,438
100,000	Unum Group 5.75%, 08/15/2042	93,223
20,000	Willis North America, Inc. 2.95%, 09/15/2029	17,659
		322,922
	Internet - 0.3%
125,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/2027(1)	120,061
100,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	91,940
		212,001
	IT Services - 0.2%
125,000	Leidos, Inc. 4.38%, 05/15/2030	117,849
49,000	Presidio Holdings, Inc. 4.88%, 02/01/2027(1)	46,407
		164,256
	Media - 0.8%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	107,800
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	Media - 0.8% - (continued)
$ 110,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	$ 101,788
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	5,045
15,000	Discovery Communications LLC 5.30%, 05/15/2049	12,254
140,000	Fox Corp. 3.50%, 04/08/2030(7)	126,948
120,000	Paramount Global 5.85%, 09/01/2043	102,968
120,000	Sirius XM Radio, Inc. 5.50%, 07/01/2029(1)	106,999
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)(7)	34,588
		598,390
	Oil & Gas - 0.8%
135,000	Apache Corp. 4.25%, 01/15/2030(7)	123,357
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	10,513
91,000	Devon Energy Corp. 4.50%, 01/15/2030	87,091
160,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	147,747
	Hess Corp.
135,000	5.60%, 02/15/2041	131,383
5,000	7.30%, 08/15/2031	5,623
85,000	Viper Energy Partners LP 5.38%, 11/01/2027(1)	82,165
		587,879
	Packaging & Containers - 0.5%
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)(7)	123,130
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	115,627
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	61,994
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	116,875
		417,626
	Pharmaceuticals - 0.5%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	4,881
115,000	4.75%, 03/15/2045	108,365
125,000	Becton Dickinson & Co. 2.82%, 05/20/2030	110,994
50,000	CVS Health Corp. 3.75%, 04/01/2030	46,790
100,000	Zoetis, Inc. 4.70%, 02/01/2043	93,827
		364,857
	Pipelines - 1.6%
115,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	115,344
125,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	117,806
	Energy Transfer LP
125,000	5.25%, 04/15/2029	125,162
10,000	5.30%, 04/01/2044	8,867
10,000	5.35%, 05/15/2045	8,898
	MPLX LP
20,000	4.00%, 03/15/2028	19,287
15,000	4.13%, 03/01/2027	14,622
90,000	4.80%, 02/15/2029	89,254
5,000	5.20%, 03/01/2047	4,506
5,000	5.20%, 12/01/2047	4,489
5,000	5.50%, 02/15/2049	4,633
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	4,807
110,000	4.35%, 03/15/2029	104,986
10,000	5.85%, 01/15/2026	10,190
80,000	Sempra Global 3.25%, 01/15/2032(1)	66,333
125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	127,373
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	130,963
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	23,577

The accompanying notes are an integral part of these financial statements.
44

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	Pipelines - 1.6% - (continued)
$ 110,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	$ 98,933
10,000	Western Midstream Operating LP 6.15%, 04/01/2033	10,172
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	139,741
		1,229,943
	Real Estate Investment Trusts - 1.1%
135,000	American Tower Corp. 3.80%, 08/15/2029	126,531
150,000	Brixmor Operating Partnership LP 4.05%, 07/01/2030	135,387
140,000	Crown Castle, Inc. 3.30%, 07/01/2030	126,194
155,000	Equinix, Inc. 2.15%, 07/15/2030	127,215
140,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/2028	137,799
5,000	Realty Income Corp. 3.40%, 01/15/2028	4,700
25,000	SBA Tower Trust 2.84%, 01/15/2050(1)	23,852
50,000	VICI Properties LP 4.95%, 02/15/2030	47,794
125,000	VICI Properties LP /VICI Note Co., Inc. 4.63%, 12/01/2029(1)	116,160
		845,632
	Retail - 0.9%
125,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	116,851
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	122,473
5,000	3.80%, 01/25/2050(1)	3,716
135,000	Dollar General Corp. 3.50%, 04/03/2030	124,718
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	31,924
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	7,787
100,000	4.38%, 09/15/2045	84,326
	McDonald's Corp.
7,000	3.70%, 02/15/2042	5,809
15,000	4.20%, 04/01/2050	13,094
65,000	4.45%, 09/01/2048	59,417
100,000	Starbucks Corp. 4.45%, 08/15/2049	90,317
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	33,522
		693,954
	Semiconductors - 0.4%
	Broadcom, Inc.
40,000	3.14%, 11/15/2035(1)	30,897
65,000	3.19%, 11/15/2036(1)	49,372
25,000	4.30%, 11/15/2032	22,892
100,000	Entegris Escrow Corp. 5.95%, 06/15/2030(1)(8)	95,273
	NXP BV/NXP Funding LLC/NXP USA, Inc.
5,000	3.15%, 05/01/2027	4,678
100,000	4.30%, 06/18/2029	95,791
		298,903
	Software - 0.5%
35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	31,500
	Oracle Corp.
80,000	2.88%, 03/25/2031	68,877
30,000	2.95%, 04/01/2030	26,541
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	116,197
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	116,141
		359,256
	Telecommunications - 0.9%
	AT&T, Inc.
35,000	4.35%, 06/15/2045	29,887
10,000	4.50%, 03/09/2048	8,619
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	Telecommunications - 0.9% - (continued)
$ 100,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	$ 121,969
200,000	NBN Co. Ltd. 2.50%, 01/08/2032(1)	165,116
160,000	Nokia Oyj 6.63%, 05/15/2039	157,137
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	43,320
105,000	4.38%, 04/15/2040	94,211
3,000	4.50%, 04/15/2050	2,629
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	4,122
65,000	4.13%, 08/15/2046	55,385
	Vodafone Group PLC
5,000	4.25%, 09/17/2050	4,094
6,000	4.38%, 02/19/2043	5,072
		691,561
	Trucking & Leasing - 0.0%
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 07/01/2027(1)	43,368
	Total Corporate Bonds (cost $14,253,343)	$ 12,220,278
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
25,000	Chicago O'Hare International Airport, IL, Rev 3.01%, 01/01/2038	$ 20,254
	Development - 0.0%
15,000	New York City Industrial Dev Agency, NY, Rev, (AGM Insured) 3.19%, 03/01/2040	11,508
	General - 0.4%
235,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.40%, 12/01/2032	211,450
80,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	66,206
40,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	43,265
		320,921
	Tobacco - 0.1%
100,000	Golden State Tobacco Securitization Corp., CA, Rev, ( ST APPROP Insured) 2.25%, 06/01/2029	87,511
	Transportation - 0.1%
30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	28,378
	Total Municipal Bonds (cost $532,203)	$ 468,572
U.S. GOVERNMENT AGENCIES - 7.8%
	Mortgage-Backed Agencies - 7.8%
	Federal Home Loan Mortgage Corp. - 4.0%
4,124,694	0.19%, 10/25/2026(3)(4)	$ 11,096
1,002,725	0.35%, 11/25/2023(3)(4)	1,001
691,551	0.74%, 03/25/2027(3)(4)	13,701
2,119,615	1.21%, 06/25/2030(3)(4)	134,962
117,963	1.25%, 01/25/2030(3)(4)	6,991
549,031	1.43%, 06/25/2030(3)(4)	41,075
1,781,925	1.48%, 06/25/2030(3)(4)	133,664
99,615	1.50%, 01/01/2036	87,318
9,361	1.50%, 10/15/2042	8,385
1,049,651	1.53%, 07/25/2030(3)(4)	82,262
275,000	1.66%, 12/25/2030	230,065
6,873	1.70%, 10/15/2039	6,651

The accompanying notes are an integral part of these financial statements.
45

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 7.8% - (continued)
	Mortgage-Backed Agencies - 7.8% - (continued)
	Federal Home Loan Mortgage Corp. - 4.0% - (continued)
$ 210,038	2.00%, 12/01/2035	$ 189,025
275,000	2.11%, 01/25/2031	237,572
375,000	2.15%, 10/25/2031(4)	321,103
24,450	2.50%, 12/15/2042	22,377
379,973	2.50%, 09/01/2050	328,775
438,299	3.00%, 08/01/2051	395,940
298,981	3.50%, 10/01/2051	278,571
284,321	4.50%, 07/01/2052	277,753
286,935	4.50%, 09/01/2052	280,173
		3,088,460
	Federal National Mortgage Association - 3.8%
359,876	1.32%, 06/25/2034(3)(4)	31,363
14,221	1.50%, 08/25/2041	13,216
5,903	1.50%, 11/25/2042	5,318
7,518	1.70%, 06/25/2043	7,183
5,488	1.75%, 01/25/2040	5,262
400,000	2.00%, 11/25/2040	288,791
11,873	2.00%, 06/25/2043	10,936
612,294	2.00%, 07/01/2051	509,798
625,191	2.00%, 11/01/2051	520,042
120,510	2.50%, 03/01/2036	111,917
23,419	2.50%, 09/25/2049	21,616
389,583	2.50%, 05/01/2051	338,910
186,562	2.50%, 06/01/2051	163,191
9,287	2.50%, 03/25/2053	8,571
183,248	3.00%, 12/01/2051	165,325
156,951	3.50%, 07/01/2051	147,060
24,385	3.50%, 04/25/2053	23,728
42,450	4.00%, 08/01/2049	40,988
353,786	4.00%, 05/01/2052	337,896
260,857	4.00%, 06/01/2052	249,154
		3,000,265
	Government National Mortgage Association - 0.0%
4,473	1.50%, 04/16/2040	4,389
	Total U.S. Government Agencies (cost $6,202,868)	$ 6,093,114
U.S. GOVERNMENT SECURITIES - 2.8%
	U.S. Treasury Securities - 2.8%
	U.S. Treasury Bonds - 2.5%
140,000	3.13%, 08/15/2044(9)	$ 125,327
225,000	3.25%, 05/15/2042	208,099
1,360,000	3.63%, 02/15/2044(9)	1,319,784
260,000	3.75%, 11/15/2043	257,776
		1,910,986
	U.S. Treasury Notes - 0.3%
290,000	2.63%, 04/15/2025	281,832
	Total U.S. Government Securities (cost $2,916,616)	$ 2,192,818
COMMON STOCKS - 36.9%
	Banks - 0.6%
5,212	Bank of Nova Scotia	$ 260,131
1,724	PNC Financial Services Group, Inc.	224,551
		484,682
	Capital Goods - 2.8%
11,422	Assa Abloy AB Class B	272,141
38,239	BAE Systems PLC	487,164
6,623	Kone Oyj Class B	377,847
712	Northrop Grumman Corp.	328,424
Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.9% - (continued)
	Capital Goods - 2.8% - (continued)
3,437	Raytheon Technologies Corp.	$ 343,356
240	TOTO Ltd.	8,209
2,957	Vinci SA	365,755
218	WillScot Mobile Mini Holdings Corp.*	9,897
		2,192,793
	Commercial & Professional Services - 0.8%
1,225	Automatic Data Processing, Inc.	269,500
10,058	Experian PLC	356,102
		625,602
	Consumer Discretionary Distribution & Retail - 0.5%
5,105	TJX Cos., Inc.	402,376
	Consumer Durables & Apparel - 0.6%
192	Berkeley Group Holdings PLC	10,745
3,555	NIKE, Inc. Class B	450,489
433	Sekisui House Ltd.	8,902
6,637	Taylor Wimpey PLC	10,711
		480,847
	Consumer Services - 1.1%
8,578	Compass Group PLC	226,296
176	H World Group Ltd. ADR*	8,254
92	Hyatt Hotels Corp. Class A*	10,515
1,801	McDonald's Corp.	532,646
645	Oriental Land Co. Ltd.	22,826
281	Whitbread PLC	11,502
103	Wynn Resorts Ltd.*	11,771
		823,810
	Energy - 4.8%
1,089	ARC Resources Ltd.	13,528
44,900	Ascent Resources Marcellus Holdings LLC Class A*(10)	44,900
50,299	BP PLC	337,456
361	BP PLC ADR	14,541
7,127	Cenovus Energy, Inc.	119,734
858	Chesapeake Energy Corp.	70,939
3,726	ConocoPhillips	383,368
4,868	Coterra Energy, Inc.	124,621
893	Diamondback Energy, Inc.	126,985
3,308	Enbridge, Inc.	131,529
922	EOG Resources, Inc.	110,151
757	EQT Corp.	26,374
4,157	Equinor ASA	119,684
166	Exxon Mobil Corp.	19,644
1,533	LUKOIL PJSC ADR*(10)	—
1,862	Marathon Petroleum Corp.	227,164
13,097	Petroleo Brasileiro SA	70,030
936	Phillips 66	92,664
463	Pioneer Natural Resources Co.	100,726
2,491	Schlumberger NV	122,931
16,401	Shell PLC	503,972
86	Shell PLC ADR	5,330
1,543	Targa Resources Corp.	116,543
707	TC Energy Corp.	29,384
2,897	Tenaris SA	41,027
10,560	TotalEnergies SE	674,783
133	TotalEnergies SE ADR	8,503
2,956	Williams Cos., Inc.	89,449
		3,725,960
	Equity Real Estate Investment Trusts (REITs) - 1.8%
190	Agree Realty Corp. REIT	12,918
1,265	American Tower Corp. REIT	258,553
402	Boardwalk REIT	17,209

The accompanying notes are an integral part of these financial statements.
46

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 1.8% - (continued)
1,267	Brixmor Property Group, Inc. REIT	$ 27,025
470	CapitaLand Ascott Trust REIT	382
937	CareTrust, Inc. REIT	18,262
8	Comforia Residential,Inc. REIT	20,015
260	Corporate Office Properties Trust REIT	5,951
458	CubeSmart REIT	20,834
1,424	Empire State Realty Trust, Inc. Class A, REIT	8,701
77	Equinix, Inc. REIT	55,754
675	Equity Residential REIT	42,694
5	Frontier Real Estate Investment Corp. REIT	18,065
149	Gecina SA REIT	16,587
349	Getty Realty Corp. REIT	11,632
1,306	Goodman Group REIT	16,836
10,113	Growthpoint Properties Ltd. REIT	7,038
180	ICADE REIT	8,454
482	Independence Realty Trust, Inc. REIT	8,025
291	Iron Mountain, Inc. REIT	16,075
20	Japan Hotel Investment Corp. REIT	11,300
7,700	Keppel DC REIT	12,450
748	Klepierre SA REIT	18,947
2,179	Land Securities Group PLC REIT	18,491
120	Life Storage, Inc. REIT	16,126
5,096	National Storage REIT	8,488
8,514	NewRiver PLC REIT	8,667
441	Phillips Edison & Co., Inc. REIT	13,909
670	Plymouth Industrial, Inc. REIT	13,561
741	Prologis, Inc. REIT	92,810
1,050	Public Storage REIT	309,571
302	Rexford Industrial Realty, Inc. REIT	16,843
133	Ryman Hospitality Properties, Inc. REIT	11,925
696	Safestore Holdings PLC REIT	8,676
6,123	Shaftesbury Capital PLC REIT	9,065
117	Simon Property Group, Inc. REIT	13,258
6,497	Stockland REIT	19,259
189	Sun Communities, Inc. REIT	26,258
914	UDR, Inc. REIT	37,776
151	Ventas, Inc. REIT	7,256
946	Veris Residential, Inc. REIT*	15,467
1,317	VICI Properties, Inc. REIT	44,699
529	Welltower, Inc. REIT	41,907
271	WP Carey, Inc. REIT	20,108
		1,387,827
	Financial Services - 0.7%
2,392	Visa, Inc. Class A	556,690
	Food, Beverage & Tobacco - 3.2%
2,409	Archer-Daniels-Midland Co.	188,095
2,075	Bunge Ltd.	194,220
5,327	Coca-Cola Co.	341,727
7,512	Diageo PLC	342,668
3,585	Heineken NV	411,648
1,925	Ingredion, Inc.	204,377
3,028	Nestle SA	388,461
1,929	PepsiCo, Inc.	368,227
		2,439,423
	Health Care Equipment & Services - 2.0%
2,639	Abbott Laboratories	291,530
3,349	Medtronic PLC	304,592
1,863	Stryker Corp.	558,248
856	UnitedHealth Group, Inc.	421,229
		1,575,599
	Household & Personal Products - 1.8%
5,482	Colgate-Palmolive Co.	437,464
Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.9% - (continued)
	Household & Personal Products - 1.8% - (continued)
2,901	Procter & Gamble Co.	$ 453,658
6,352	Reckitt Benckiser Group PLC	513,304
		1,404,426
	Insurance - 2.0%
44,480	AIA Group Ltd.	484,257
10,049	AXA SA	328,001
2,156	Chubb Ltd.	434,563
1,583	Marsh & McLennan Cos., Inc.	285,241
		1,532,062
	Materials - 7.4%
8,722	Anglo American Platinum Ltd.	517,114
4,994	ArcelorMittal SA	141,878
32,016	Barrick Gold Corp.	608,726
10,964	BlueScope Steel Ltd.	145,730
12,437	Canfor Corp.*	186,897
2,553	CF Industries Holdings, Inc.	182,744
24,371	Glencore PLC	143,853
52,423	Impala Platinum Holdings Ltd.	510,380
1,323	Linde PLC	488,782
3,471	Louisiana-Pacific Corp.	207,358
12,643	Newmont Corp.	599,278
19,512	Norsk Hydro ASA	143,590
51,366	Northern Star Resources Ltd.	458,175
2,703	Nutrien Ltd.	187,515
5,878	OCI NV	154,887
480	POSCO Holdings, Inc.	135,842
1,806	Rio Tinto Ltd.	135,458
224,419	Sibanye Stillwater Ltd.	496,153
1,370	Steel Dynamics, Inc.	142,412
8,981	Vale SA	130,363
		5,717,135
	Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
5,075	AstraZeneca PLC ADR	371,592
2,152	Johnson & Johnson	352,282
1,948	Merck KGaA*	349,410
3,808	Novartis AG	389,535
3,731	Pfizer, Inc.	145,099
1,062	Roche Holding AG	332,555
		1,940,473
	Real Estate Management & Development - 0.2%
8,250	Capitaland Investment Ltd.	23,094
116	CBRE Group, Inc. Class A*	8,893
5,300	Central Pattana PCL	10,554
4,306	CK Asset Holdings Ltd.	25,462
2,700	Corp. Inmobiliaria Vesta SAB de CV	8,530
597	Hufvudstaden AB Class A	8,513
1,054	Mitsui Fudosan Co. Ltd.	20,934
222	Nexity SA	5,824
577	Nomura Real Estate Holdings, Inc.	14,378
75	PSP Swiss Property AG	8,832
10,741	Sino Land Co. Ltd.	14,474
4,150	Wharf Real Estate Investment Co. Ltd.	23,932
		173,420
	Semiconductors & Semiconductor Equipment - 0.4%
56	First Solar, Inc.*	10,225
1,947	Texas Instruments, Inc.	325,538
		335,763
	Software & Services - 1.7%
1,216	Accenture PLC Class A	340,833

The accompanying notes are an integral part of these financial statements.
47

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.9% - (continued)
	Software & Services - 1.7% - (continued)
1,935	Capgemini SE	$ 352,861
1,945	Microsoft Corp.	597,621
		1,291,315
	Telecommunication Services - 0.5%
304	Cellnex Telecom SA*(1)	12,800
11,899	KDDI Corp.	371,464
		384,264
	Transportation - 0.9%
3,805	Canadian National Railway Co.	453,561
1,153	United Parcel Service, Inc. Class B	207,321
		660,882
	Utilities - 0.6%
847	AES Corp.	20,040
220	American Electric Power Co., Inc.	20,332
3,900	China Yangtze Power Co. Ltd. Class A	12,330
346	Duke Energy Corp.	34,213
344	Edison International	25,318
3,154	Enel SpA	21,549
2,732	Engie SA(7)	43,724
692	Exelon Corp.	29,369
669	FirstEnergy Corp.	26,626
2,485	Iberdrola SA	32,201
1,779	National Grid PLC	25,507
513	NextEra Energy, Inc.	39,311
7,366	Power Grid Corp. of India Ltd.	21,419
375	RWE AG*	17,582
163	Sempra Energy	25,345
404	Southern Co.	29,714
		424,580
	Total Common Stocks (cost $22,467,412)	$ 28,559,929
AFFILIATED INVESTMENT COMPANIES - 17.9%
	International/Global Equity Funds - 8.2%
116,772	Hartford Multifactor Developed Markets (ex-US) ETF	$ 3,169,192
151,228	Hartford Multifactor Emerging Markets ETF	3,142,367
	Total International/Global Equity Funds (cost $5,756,286)	$ 6,311,559
	Taxable Fixed Income Funds - 9.7%
740,090	The Hartford World Bond Fund, Class F	7,534,117
	Total Affiliated Investment Companies (cost $13,504,379)	$ 13,845,676
	Total Long-Term Investments (cost $70,637,334)	$ 73,275,707
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.1%
$ 837,359	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $837,693; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $854,168	$ 837,359
	Securities Lending Collateral - 0.5%
65,745	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(11)	65,745
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.6% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
219,152	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(11)		$ 219,152
65,746	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(11)		65,746
65,746	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(11)		65,746
			416,389
	Total Short-Term Investments (cost $1,253,748)		$ 1,253,748
	Total Investments Excluding Purchased Options (cost $71,891,082)	96.2%	$ 74,529,455
	Total Purchased Options (cost $259,787)	0.2%	$ 122,160
	Total Investments (cost $72,150,869)	96.4%	$ 74,651,615
	Other Assets and Liabilities	3.6%	2,816,474
	Total Net Assets	100.0%	$ 77,468,089
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $10,002,010, representing 12.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

The accompanying notes are an integral part of these financial statements.
48

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $241,779.
(10)	Investment valued using significant unobservable inputs.
(11)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at April 30, 2023
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
iShares MSCI EAFE ETF Option	62.00	USD	06/16/2023	344	USD	34,400	$ 12,556	$ 23,820	$ (11,264)
iShares MSCI EAFE ETF Option	60.00	USD	09/15/2023	458	USD	45,800	19,236	46,525	(27,289)
iShares MSCI Emerging Markets Option	37.00	USD	06/16/2023	386	USD	38,600	10,808	19,555	(8,747)
iShares MSCI Emerging Markets Option	35.00	USD	09/15/2023	580	USD	58,000	29,000	35,744	(6,744)
S&P 500 Index Option	3,550.00	USD	06/16/2023	10	USD	1,000	6,880	47,244	(40,364)
S&P 500 Index Option	3,450.00	USD	09/15/2023	13	USD	1,300	43,680	86,899	(43,219)
Total purchased exchange-traded option contracts							$ 122,160	$ 259,787	$ (137,627)

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	17	06/30/2023	$ 3,504,789	$ 19,116
U.S. Treasury 5-Year Note Future	3	06/30/2023	329,227	80
U.S. Treasury 10-Year Note Future	59	06/21/2023	6,796,984	203,694
U.S. Treasury Ultra Bond Future	5	06/21/2023	707,031	30,686
Total futures contracts				$ 253,576

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,058,472	USD	1,867,000	EUR	UBS	05/31/2023	$ (2,678)
3,127,350	USD	2,511,000	GBP	JPM	05/31/2023	(30,618)
Total foreign currency contracts						$ (33,296)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
49

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 9,895,320	$ —	$ 9,895,320	$ —
Corporate Bonds	12,220,278	—	12,220,278	—
Municipal Bonds	468,572	—	468,572	—
U.S. Government Agencies	6,093,114	—	6,093,114	—
U.S. Government Securities	2,192,818	—	2,192,818	—
Common Stocks
Banks	484,682	484,682	—	—
Capital Goods	2,192,793	681,677	1,511,116	—
Commercial & Professional Services	625,602	269,500	356,102	—
Consumer Discretionary Distribution & Retail	402,376	402,376	—	—
Consumer Durables & Apparel	480,847	450,489	30,358	—
Consumer Services	823,810	563,186	260,624	—
Energy	3,725,960	2,044,407	1,636,653	44,900
Equity Real Estate Investment Trusts (REITs)	1,387,827	1,209,877	177,950	—
Financial Services	556,690	556,690	—	—
Food, Beverage & Tobacco	2,439,423	1,296,646	1,142,777	—
Health Care Equipment & Services	1,575,599	1,575,599	—	—
Household & Personal Products	1,404,426	891,122	513,304	—
Insurance	1,532,062	719,804	812,258	—
Materials	5,717,135	2,734,075	2,983,060	—
Pharmaceuticals, Biotechnology & Life Sciences	1,940,473	868,973	1,071,500	—
Real Estate Management & Development	173,420	27,977	145,443	—
Semiconductors & Semiconductor Equipment	335,763	335,763	—	—
Software & Services	1,291,315	938,454	352,861	—
Telecommunication Services	384,264	—	384,264	—
Transportation	660,882	660,882	—	—
Utilities	424,580	250,268	174,312	—
Affiliated Investment Companies	13,845,676	13,845,676	—	—
Short-Term Investments	1,253,748	416,389	837,359	—
Purchased Options	122,160	122,160	—	—
Futures Contracts(2)	253,576	253,576	—	—
Total	$ 74,905,191	$ 31,600,248	$ 43,260,043	$ 44,900
Liabilities
Foreign Currency Contracts(2)	$ (33,296)	$ —	$ (33,296)	$ —
Total	$ (33,296)	$ —	$ (33,296)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
50

The Hartford Checks and Balances Fund
Schedule of Investments
April 30, 2023   (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.5%
	Domestic Equity Funds - 66.2%
12,853,677	The Hartford Capital Appreciation Fund, Class F		$ 453,220,652
15,168,083	The Hartford Dividend and Growth Fund, Class F		453,525,670
	Total Domestic Equity Funds (cost $809,304,638)		$ 906,746,322
	Taxable Fixed Income Funds - 33.3%
13,385,804	Hartford Total Return Bond ETF		456,723,632
	Total Affiliated Investment Companies (cost $1,320,900,878)		$ 1,363,469,954
SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.4%
5,546,106	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(1)		$ 5,546,106
	Total Short-Term Investments (cost $5,546,106)		$ 5,546,106
	Total Investments (cost $1,326,446,984)	99.9%	$ 1,369,016,060
	Other Assets and Liabilities	0.1%	759,529
	Total Net Assets	100.0%	$ 1,369,775,589
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,363,469,954	$ 1,363,469,954	$ —	$ —
Short-Term Investments	5,546,106	5,546,106	—	—
Total	$ 1,369,016,060	$ 1,369,016,060	$ —	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
51

The Hartford Conservative Allocation Fund
Schedule of Investments
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 24.3%
254,898	Hartford Core Equity Fund, Class F	$ 10,580,804
245,603	Hartford Large Cap Growth ETF	3,371,490
86,605	Hartford Multifactor US Equity ETF	3,471,882
64,662	Hartford Schroders Commodity Strategy ETF	1,016,629
97,055	Hartford Small Cap Value Fund, Class F	992,875
166,459	The Hartford Equity Income Fund, Class F	3,307,530
30,202	The Hartford Growth Opportunities Fund, Class F	1,157,960
56,701	The Hartford Small Company Fund, Class F	1,010,981
	Total Domestic Equity Funds (cost $21,510,671)	$ 24,910,151
	International/Global Equity Funds - 9.3%
97,940	Hartford Multifactor Developed Markets (ex-US) ETF	2,658,092
100,578	Hartford Schroders Emerging Markets Equity Fund, Class F	1,516,716
209,086	Hartford Schroders International Multi-Cap Value Fund, Class F	1,948,682
50,244	The Hartford International Growth Fund, Class F	769,231
156,256	The Hartford International Opportunities Fund, Class F	2,561,033
	Total International/Global Equity Funds (cost $9,150,464)	$ 9,453,754
	Taxable Fixed Income Funds - 66.2%
597,656	Hartford Core Bond ETF	21,013,585
2,099,606	Hartford Schroders Sustainable Core Bond Fund, Class F	18,455,536
489,771	The Hartford Inflation Plus Fund, Class F	5,044,642
1,201,597	The Hartford Strategic Income Fund, Class F	9,180,205
1,389,103	The Hartford World Bond Fund, Class F	14,141,066
	Total Taxable Fixed Income Funds (cost $74,608,956)	$ 67,835,034
	Total Affiliated Investment Companies (cost $105,270,091)	$ 102,198,939
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.0%
	Other Investment Pools & Funds - 0.0%
71,420	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(1)		$ 71,420
	Total Short-Term Investments (cost $71,420)		$ 71,420
	Total Investments (cost $105,341,511)	99.8%	$ 102,270,359
	Other Assets and Liabilities	0.2%	157,505
	Total Net Assets	100.0%	$ 102,427,864
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 102,198,939	$ 102,198,939	$ —	$ —
Short-Term Investments	71,420	71,420	—	—
Total	$ 102,270,359	$ 102,270,359	$ —	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
52

The Hartford Growth Allocation Fund
Schedule of Investments
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 53.7%
2,137,870	Hartford Core Equity Fund, Class F	$ 88,742,990
2,632,859	Hartford Large Cap Growth ETF	36,142,309
1,107,113	Hartford Multifactor US Equity ETF	44,382,721
593,176	Hartford Schroders Commodity Strategy ETF	9,326,032
1,343,101	Hartford Small Cap Value Fund, Class F	13,739,917
2,164,849	The Hartford Equity Income Fund, Class F	43,015,549
599,041	The Hartford Growth Opportunities Fund, Class F	22,967,224
773,071	The Hartford Small Company Fund, Class F	13,783,856
	Total Domestic Equity Funds (cost $239,014,322)	$ 272,100,598
	International/Global Equity Funds - 23.5%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF	32,414,632
1,079,749	Hartford Schroders Emerging Markets Equity Fund, Class F	16,282,612
2,929,912	Hartford Schroders International Multi-Cap Value Fund, Class F	27,306,782
748,858	The Hartford International Growth Fund, Class F	11,465,023
1,938,636	The Hartford International Opportunities Fund, Class F	31,774,238
	Total International/Global Equity Funds (cost $118,353,943)	$ 119,243,287
	Taxable Fixed Income Funds - 22.6%
965,925	Hartford Core Bond ETF	33,961,923
4,877,684	Hartford Schroders Sustainable Core Bond Fund, Class F	42,874,841
1,952,669	The Hartford Strategic Income Fund, Class F	14,918,396
2,224,551	The Hartford World Bond Fund, Class F	22,645,926
	Total Taxable Fixed Income Funds (cost $121,765,119)	$ 114,401,086
	Total Affiliated Investment Companies (cost $479,133,384)	$ 505,744,971
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
776,899	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(1)		$ 776,899
	Total Short-Term Investments (cost $776,899)		$ 776,899
	Total Investments (cost $479,910,283)	100.0%	$ 506,521,870
	Other Assets and Liabilities	0.0%	16,445
	Total Net Assets	100.0%	$ 506,538,315
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 505,744,971	$ 505,744,971	$ —	$ —
Short-Term Investments	776,899	776,899	—	—
Total	$ 506,521,870	$ 506,521,870	$ —	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
53

Hartford Moderate Allocation Fund
Schedule of Investments
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 39.3%
1,276,972	Hartford Core Equity Fund, Class F	$ 53,007,116
1,108,740	Hartford Large Cap Growth ETF	15,220,118
424,882	Hartford Multifactor US Equity ETF	17,032,967
321,037	Hartford Schroders Commodity Strategy ETF	5,047,408
619,728	Hartford Small Cap Value Fund, Class F	6,339,811
844,587	The Hartford Equity Income Fund, Class F	16,781,934
167,957	The Hartford Growth Opportunities Fund, Class F	6,439,475
317,921	The Hartford Small Company Fund, Class F	5,668,534
	Total Domestic Equity Funds (cost $107,789,718)	$ 125,537,363
	International/Global Equity Funds - 18.7%
604,045	Hartford Multifactor Developed Markets (ex-US) ETF	16,393,781
575,303	Hartford Schroders Emerging Markets Equity Fund, Class F	8,675,566
1,424,785	Hartford Schroders International Multi-Cap Value Fund, Class F	13,279,003
365,295	The Hartford International Growth Fund, Class F	5,592,676
974,237	The Hartford International Opportunities Fund, Class F	15,967,741
	Total International/Global Equity Funds (cost $58,656,787)	$ 59,908,767
	Taxable Fixed Income Funds - 41.8%
1,275,718	Hartford Core Bond ETF	44,854,245
4,734,235	Hartford Schroders Sustainable Core Bond Fund, Class F	41,613,928
2,485,365	The Hartford Strategic Income Fund, Class F	18,988,190
2,778,833	The Hartford World Bond Fund, Class F	28,288,515
	Total Taxable Fixed Income Funds (cost $146,543,294)	$ 133,744,878
	Total Affiliated Investment Companies (cost $312,989,799)	$ 319,191,008
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Other Investment Pools & Funds - 0.1%
404,202	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(1)		$ 404,202
	Total Short-Term Investments (cost $404,202)		$ 404,202
	Total Investments (cost $313,394,001)	99.9%	$ 319,595,210
	Other Assets and Liabilities	0.1%	270,151
	Total Net Assets	100.0%	$ 319,865,361
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 319,191,008	$ 319,191,008	$ —	$ —
Short-Term Investments	404,202	404,202	—	—
Total	$ 319,595,210	$ 319,595,210	$ —	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
54

Hartford Multi-Asset Income Fund
Schedule of Investments
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7%
	Asset-Backed - Automobile - 1.1%
$ 920,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 919,042
925,117	CFMT LLC 1.39%, 09/22/2031(1)	888,584
	Ford Credit Auto Lease Trust
160,000	0.78%, 09/15/2025	159,171
1,250,000	5.29%, 06/15/2026	1,251,152
1,250,000	5.54%, 12/15/2026	1,238,307
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	90,174
100,000	1.91%, 10/17/2033(1)	90,462
510,000	5.22%, 03/15/2030	508,162
705,000	Hyundai Auto Lease Securitization Trust 5.05%, 01/15/2026(1)	705,088
975,000	Nissan Auto Lease Trust 4.91%, 01/15/2026	972,523
680,000	Toyota Auto Receivables Owner Trust 4.63%, 09/15/2027	679,132
		7,501,797
	Asset-Backed - Finance & Insurance - 10.5%
500,000	Aligned Data Centers Issuer LLC 6.35%, 10/15/2047(1)	506,312
1,500,000	ALM Ltd. 7.11%, 10/15/2029, 3 mo. USD LIBOR + 1.85%(1)(2)	1,475,815
2,000,000	Apidos CLO XL Ltd. 6.79%, 07/15/2035, 3 mo. USD SOFR + 1.80%(1)(2)	1,994,160
270,000	Apidos CLO XXXIII 7.17%, 10/24/2034, 3 mo. USD LIBOR + 1.90%(1)(2)	254,235
520,000	Apidos CLO XXXIV 7.30%, 01/20/2035, 3 mo. USD LIBOR + 2.05%(1)(2)	489,161
650,000	Atlas Senior Loan Fund X Ltd. 6.76%, 01/15/2031, 3 mo. USD LIBOR + 1.50%(1)(2)	625,974
	Bain Capital Credit CLO Ltd.
925,000	7.42%, 10/23/2034, 3 mo. USD LIBOR + 2.15%(1)(2)	877,188
970,000	8.52%, 10/23/2034, 3 mo. USD LIBOR + 3.25%(1)(2)	883,418
505,000	Ballyrock CLO 19 Ltd. 12.16%, 04/20/2035, 3 mo. USD SOFR + 7.11%(1)(2)	469,044
260,000	Ballyrock CLO Ltd. 7.20%, 10/20/2031, 3 mo. USD LIBOR + 1.95%(1)(2)	246,683
	Barings CLO Ltd.
1,000,000	7.15%, 07/20/2029, 3 mo. USD LIBOR + 1.90%(1)(2)	966,402
1,095,000	7.21%, 10/15/2033, 3 mo. USD LIBOR + 1.95%(1)(2)	1,048,441
1,110,000	8.46%, 10/15/2036, 3 mo. USD LIBOR + 3.20%(1)(2)	1,035,389
750,000	Battalion CLO XXII Ltd. 8.60%, 01/20/2035, 3 mo. USD LIBOR + 3.35%(1)(2)	661,818
775,000	BCRED BSL CLO Ltd. 7.00%, 10/20/2034, 3 mo. USD LIBOR + 1.75%(1)(2)	752,007
	BlueMountain CLO Ltd.
1,200,000	6.56%, 08/15/2031, 3 mo. USD LIBOR + 1.70%(1)(2)	1,164,253
2,000,000	7.00%, 07/30/2030, 3 mo. USD LIBOR + 1.70%(1)(2)	1,919,626
1,400,000	BlueMountain CLO XXII Ltd. 6.76%, 07/15/2031, 3 mo. USD LIBOR + 1.50%(1)(2)	1,365,426
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Asset-Backed - Finance & Insurance - 10.5% - (continued)
$ 965,000	Broad River Bsl Funding CLO Ltd. 6.95%, 07/20/2034, 3 mo. USD LIBOR + 1.70%(1)(2)	$ 921,753
1,750,000	Buttermilk Park CLO Ltd. 6.91%, 10/15/2031, 3 mo. USD LIBOR + 1.65%(1)(2)	1,707,923
	Carlyle Global Market Strategies CLO Ltd.
560,000	7.05%, 07/20/2032, 3 mo. USD LIBOR + 1.80%(1)(2)	542,665
1,000,000	7.06%, 04/17/2031, 3 mo. USD LIBOR + 1.80%(1)(2)	941,850
995,000	8.20%, 07/20/2031, 3 mo. USD LIBOR + 2.95%(1)(2)	878,957
	Carlyle U.S. CLO Ltd.
645,000	8.20%, 04/20/2034, 3 mo. USD LIBOR + 2.95%(1)(2)	609,123
1,500,000	11.50%, 04/20/2034, 3 mo. USD LIBOR + 6.25%(1)(2)	1,363,975
1,255,000	Cayuga Park CLO Ltd. 8.36%, 07/17/2034, 3 mo. USD LIBOR + 3.10%(1)(2)	1,172,344
	CIFC Funding Ltd.
1,200,000	7.07%, 10/22/2031, 3 mo. USD LIBOR + 1.80%(1)(2)	1,175,429
785,000	7.16%, 01/16/2033, 3 mo. USD LIBOR + 1.90%(1)(2)	766,640
835,000	7.25%, 10/20/2034, 3 mo. USD LIBOR + 2.00%(1)(2)	790,225
640,000	8.26%, 04/17/2034, 3 mo. USD LIBOR + 3.00%(1)(2)	598,529
1,340,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	1,210,309
400,000	Dewolf Park CLO Ltd. 7.11%, 10/15/2030, 3 mo. USD LIBOR + 1.85%(1)(2)	384,848
705,000	DLLAD LLC 4.79%, 01/20/2028(1)	700,833
	Dryden 85 CLO Ltd.
1,215,000	7.31%, 10/15/2035, 3 mo. USD LIBOR + 2.05%(1)(2)	1,158,103
1,300,000	8.46%, 10/15/2035, 3 mo. USD LIBOR + 3.20%(1)(2)	1,216,852
1,200,000	Dryden XXVI Senior Loan Fund 6.71%, 04/15/2029, 3 mo. USD LIBOR + 1.45%(1)(2)	1,177,069
694,000	FS Rialto Issuer LLC 6.75%, 11/16/2036, 1 mo. USD LIBOR + 1.80%(1)(2)	652,408
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	257,965
1,200,000	LCM XIV LP 6.83%, 07/20/2031, 3 mo. USD LIBOR + 1.58%(1)(2)	1,151,309
250,000	LCM XX LP 7.20%, 10/20/2027, 3 mo. USD LIBOR + 1.95%(1)(2)	243,701
750,000	LCM XXIII Ltd. 8.55%, 10/20/2029, 3 mo. USD LIBOR + 3.30%(1)(2)	632,381
	LCM XXV Ltd.
1,473,000	6.90%, 07/20/2030, 3 mo. USD LIBOR + 1.65%(1)(2)	1,423,775
931,334	7.55%, 07/20/2030, 3 mo. USD LIBOR + 2.30%(1)(2)	895,102
1,000,000	8.70%, 07/20/2030, 3 mo. USD LIBOR + 3.45%(1)(2)	813,291
1,750,000	Long Point Park CLO Ltd. 6.96%, 01/17/2030, 3 mo. USD LIBOR + 1.70%(1)(2)	1,661,431

The accompanying notes are an integral part of these financial statements.
55

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Asset-Backed - Finance & Insurance - 10.5% - (continued)
$ 1,500,000	Madison Park Funding XI Ltd. 8.52%, 07/23/2029, 3 mo. USD LIBOR + 3.25%(1)(2)	$ 1,419,592
1,200,000	Madison Park Funding XIII Ltd. 6.77%, 04/19/2030, 3 mo. USD LIBOR + 1.50%(1)(2)	1,181,063
850,000	Madison Park Funding XXX Ltd. 7.76%, 04/15/2029, 3 mo. USD LIBOR + 2.50%(1)(2)	797,611
870,000	Magnetite XXV Ltd. 11.61%, 01/25/2032, 3 mo. USD LIBOR + 6.35%(1)(2)	809,753
	Magnetite XXVIII Ltd.
400,000	7.15%, 01/20/2035, 3 mo. USD LIBOR + 1.90%(1)(2)	376,462
350,000	8.15%, 01/20/2035, 3 mo. USD LIBOR + 2.9%(1)(2)	331,571
700,000	Neuberger Berman CLO XVI-S Ltd. 7.16%, 04/15/2034, 3 mo. USD LIBOR + 1.90%(1)(2)	666,837
930,000	Neuberger Berman CLO XX Ltd. 7.16%, 07/15/2034, 3 mo. USD LIBOR + 1.90%(1)(2)	877,874
1,250,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 6.80%, 04/20/2031, 3 mo. USD LIBOR + 1.55%(1)(2)	1,222,672
	Neuberger Berman Loan Advisers CLO 38 Ltd.
990,000	7.25%, 10/20/2035, 3 mo. USD LIBOR + 2.00%(1)(2)	932,776
1,250,000	8.25%, 10/20/2035, 3 mo. USD LIBOR + 3.00%(1)(2)	1,179,326
	Oaktree CLO Ltd.
1,250,000	6.91%, 07/15/2034, 3 mo. USD LIBOR + 1.65%(1)(2)	1,208,968
250,000	8.46%, 10/20/2034, 3 mo. USD LIBOR + 3.21%(1)(2)	232,525
750,000	Octagon Investment Partners 31 Ltd. 7.30%, 07/20/2030, 3 mo. USD LIBOR + 2.05%(1)(2)	724,785
690,000	Octagon Investment Partners 48 Ltd. 8.35%, 10/20/2034, 3 mo. USD LIBOR + 3.10%(1)(2)	639,373
	OHA Credit Funding 7 Ltd.
1,215,000	7.08%, 02/24/2037, 3 mo. USD SOFR + 2.05%(1)(2)	1,158,264
250,000	8.13%, 02/24/2037, 3 mo. USD SOFR + 3.10%(1)(2)	225,532
1,250,000	Race Point VIII CLO Ltd. 6.97%, 02/20/2030, 3 mo. USD LIBOR + 2.05%(1)(2)	1,186,851
1,200,000	Sound Point CLO VI-R Ltd. 7.05%, 10/20/2031, 3 mo. USD LIBOR + 1.80%(1)(2)	1,177,782
2,340,000	Sound Point CLO XXVI Ltd. 6.90%, 07/20/2034, 3 mo. USD LIBOR + 1.65%(1)(2)	2,258,100
	STAR Trust
935,000	6.65%, 01/17/2024, 1 mo. USD LIBOR + 1.70%(1)(2)	884,442
1,210,000	6.95%, 01/17/2024, 1 mo. USD LIBOR + 2.00%(1)(2)	1,118,411
1,050,000	Stratus CLO Ltd. 7.90%, 12/28/2029, 3 mo. USD LIBOR + 2.65%(1)(2)	992,498
500,000	Venture 35 CLO Ltd. 8.77%, 10/22/2031, 3 mo. USD LIBOR + 3.50%(1)(2)	405,213
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Asset-Backed - Finance & Insurance - 10.5% - (continued)
	Voya CLO Ltd.
$ 990,000	7.16%, 10/15/2030, 3 mo. USD LIBOR + 1.90%(1)(2)	$ 935,316
1,200,000	7.34%, 07/14/2031, 3 mo. USD LIBOR + 2.09%(1)(2)	1,146,439
800,000	7.46%, 10/18/2031, 3 mo. USD LIBOR + 2.20%(1)(2)	761,990
1,000,000	Voya Ltd. 7.20%, 10/15/2030, 3 mo. USD SOFR + 2.21%(1)(2)	935,830
1,205,000	Whetstone Park CLO Ltd. 8.15%, 01/20/2035, 3 mo. USD LIBOR + 2.90%(1)(2)	1,094,430
		68,666,428
	Asset-Backed - Home Equity - 0.5%
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	583,974
1,305,000	3.02%, 10/19/2037(1)	1,187,564
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	186,381
820,000	1.81%, 04/17/2038(1)	714,884
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	256,867
		2,929,670
	Asset-Backed - Student Loan - 0.1%
420,000	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	420,758
	Collateralized - Mortgage Obligations - 0.1%
800,000	COLT Mortgage Loan Trust 3.66%, 12/27/2066(1)(3)	582,572
	Commercial Mortgage-Backed Securities - 5.2%
1,125,000	1211 Avenue of the Americas Trust 4.28%, 08/10/2035(1)(3)	959,966
1,250,000	280 Park Avenue Mortgage Trust 6.43%, 09/15/2034, 1 mo. USD LIBOR + 1.54%(1)(2)	1,120,782
	Benchmark Mortgage Trust
29,818,767	0.62%, 07/15/2051(3)(4)	530,136
21,227,510	0.79%, 01/15/2052(3)(4)	558,103
2,826,132	1.15%, 05/15/2052(3)(4)	119,654
14,770,287	1.38%, 03/15/2062(3)(4)	734,930
470,000	3.21%, 09/15/2053	319,056
325,000	3.84%, 12/15/2072(3)	249,088
1,210,000	BF Mortgage Trust 6.65%, 12/15/2035, 1 mo. USD LIBOR + 1.70%(1)(2)	1,082,484
330,000	BFLD Trust 7.05%, 11/15/2028, 1 mo. USD SOFR + 2.16%(1)(2)	327,387
	BX Commercial Mortgage Trust
748,000	6.45%, 10/15/2036, 1 mo. USD SOFR + 1.56%(1)(2)	732,908
960,500	7.00%, 10/15/2036, 1 mo. USD SOFR + 2.11%(1)(2)	933,273
	BX Trust
380,000	6.25%, 10/15/2036, 1 mo. USD LIBOR + 1.30%(1)(2)	363,829
565,000	6.30%, 10/13/2027(1)	570,336
602,000	6.45%, 11/15/2032, 1 mo. USD SOFR + 1.56%(1)(2)	582,653
585,000	6.79%, 10/13/2027(1)	565,546
691,360	12.22%, 08/15/2039, 1 mo. USD SOFR + 7.33%(1)(2)	687,939
	BXHPP Trust
210,000	5.60%, 08/15/2036, 1 mo. USD LIBOR + 0.65%(1)(2)	196,568

The accompanying notes are an integral part of these financial statements.
56

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$ 185,000	5.85%, 08/15/2036, 1 mo. USD LIBOR + 0.90%(1)(2)	$ 169,575
1,190,000	CAMB Commercial Mortgage Trust 6.70%, 12/15/2037, 1 mo. USD LIBOR + 1.75%(1)(2)	1,163,109
18,184,514	CD Mortgage Trust 1.12%, 02/10/2050(3)(4)	507,984
	Commercial Mortgage Trust
175,000	2.77%, 11/10/2046(1)(3)	130,409
566,724	4.48%, 12/10/2045(1)(3)	527,046
	CSAIL Commercial Mortgage Trust
19,108,406	0.72%, 08/15/2051(3)(4)	425,057
20,827,743	0.89%, 11/15/2050(3)(4)	514,756
1,000,000	CSMC Trust 3.77%, 11/13/2039(1)(3)	747,815
	DBJPM Mortgage Trust
8,716,954	1.56%, 08/10/2049(3)(4)	309,552
3,356,594	1.83%, 09/15/2053(3)(4)	223,417
335,000	DC Office Trust 3.17%, 09/15/2045(1)(3)	239,851
	GS Mortgage Securities Trust
33,534,312	0.56%, 03/10/2051(3)(4)	571,411
15,058,310	1.21%, 07/10/2052(3)(4)	653,562
5,750,084	1.28%, 05/10/2052(3)(4)	255,255
469,000	3.97%, 05/10/2052	405,648
1,165,000	HONO Mortgage Trust 6.80%, 10/15/2036, 1 mo. USD LIBOR + 1.85%(1)(2)	1,074,723
	Hudson Yards Mortgage Trust
500,000	3.08%, 08/10/2038(1)(3)	414,003
1,240,000	3.56%, 07/10/2039(1)(3)	972,572
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	1,004,340
1,190,000	3.75%, 06/05/2039(1)(3)	1,015,365
920,000	KNDL Mortgage Trust 6.30%, 05/15/2036, 1 mo. USD LIBOR + 1.35%(1)(2)	902,231
98,297	Life Mortgage Trust 5.70%, 03/15/2038, 1 mo. USD SOFR + 0.81%(1)(2)	95,550
	MHP Trust
225,000	6.00%, 07/15/2038, 1 mo. USD LIBOR + 1.05%(1)(2)	214,293
230,000	6.30%, 07/15/2038, 1 mo. USD LIBOR + 1.35%(1)(2)	219,056
1,142,339	MSCG Trust 6.60%, 10/15/2037, 1 mo. USD LIBOR + 1.65%(1)(2)	1,106,963
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	87,861
3,151,080	SLG Office Trust 0.26%, 07/15/2041(1)(3)(4)	49,674
	SREIT Trust
440,000	6.03%, 11/15/2038, 1 mo. USD LIBOR + 1.08%(1)(2)	423,088
1,340,000	6.53%, 11/15/2038, 1 mo. USD LIBOR + 1.58%(1)(2)	1,264,625
	Starwood Trust
1,450,000	5.97%, 07/15/2036, 1 mo. USD LIBOR + 1.03%(1)(2)	1,374,194
550,000	6.32%, 07/15/2036, 1 mo. USD LIBOR + 1.38%(1)(2)	515,565
	Wells Fargo NA
21,702,034	0.53%, 02/15/2055(3)(4)	629,461
12,400,431	0.81%, 12/15/2052(3)(4)	448,769
24,993,876	0.85%, 11/15/2050(3)(4)	655,189
12,086,671	1.04%, 05/15/2062(3)(4)	509,236
31,373,664	1.08%, 08/15/2061(3)(4)	1,449,077
14,003,694	1.34%, 03/15/2063(3)(4)	848,716
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$ 8,646,287	1.88%, 03/15/2063(3)(4)	$ 843,085
330,000	3.51%, 03/15/2064(3)	259,457
369,293	WFRBS Commercial Mortgage Trust 4.99%, 06/15/2044(1)(3)	356,397
		34,212,575
	Other Asset-Backed Securities - 1.6%
2,100,000	720 East CLO Ltd. 6.98%, 04/15/2036, 3 mo. USD SOFR + 2.10%(1)(2)	2,093,215
105,876	AASET Trust 3.84%, 05/15/2039(1)	76,230
	Affirm Asset Securitization Trust
305,000	1.03%, 08/17/2026(1)	292,928
13,987	3.46%, 10/15/2024(1)	13,906
1,250,000	Barings CLO Ltd. 7.26%, 10/15/2036, 3 mo. USD LIBOR + 2.00%(1)(2)	1,184,579
162,182	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	144,132
	CF Hippolyta Issuer LLC
94,245	1.53%, 03/15/2061(1)	82,504
235,612	1.98%, 03/15/2061(1)	201,618
1,257,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	1,273,125
685,000	Elmwood CLO 21 Ltd. 10.70%, 11/20/2035, 3 mo. USD SOFR + 5.65%(1)(2)	666,871
350,000	ExteNet LLC 3.20%, 07/26/2049(1)	333,225
343,355	Home Partners of America Trust 2.30%, 12/17/2026(1)	306,700
222,449	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	180,179
710,000	Kubota Credit Owner Trust 5.40%, 02/17/2026(1)	709,179
125,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	105,826
246,810	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	207,354
415,232	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	401,315
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	556,892
100,000	1.89%, 08/25/2045(1)	91,116
340,000	3.08%, 10/25/2044(1)	323,915
117,723	Start II Ltd. 4.09%, 03/15/2044(1)	104,096
1,145,000	Vantage Data Centers Issuer LLC 6.32%, 03/16/2048(1)	1,159,341
		10,508,246
	Whole Loan Collateral CMO - 1.6%
31,288	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	30,119
15,049	Bravo Residential Funding Trust 2.41%, 05/25/2060(1)(3)	14,254
1,235,000	Connecticut Avenue Securities Trust 7.82%, 04/25/2042, 1 mo. USD SOFR + 3.00%(1)(2)	1,222,670
	Federal National Mortgage Association Connecticut Avenue Securities
50,000	6.37%, 10/25/2041, 1 mo. USD SOFR + 1.55%(1)(2)	48,875
230,821	9.32%, 02/25/2025, 1 mo. USD LIBOR + 4.30%(2)	239,354
47,931	9.92%, 11/25/2024, 1 mo. USD LIBOR + 4.90%(2)	50,355
220,277	10.02%, 07/25/2025, 1 mo. USD LIBOR + 5.00%(2)	234,403
69,447	10.92%, 10/25/2028, 1 mo. USD LIBOR + 5.90%(2)	73,431

The accompanying notes are an integral part of these financial statements.
57

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 1.6% - (continued)
	Flagstar Mortgage Trust
$ 166,492	2.00%, 09/25/2041(1)(3)	$ 141,399
77,157	4.00%, 05/25/2048(1)(3)	70,940
1,161,965	GCAT Trust 4.35%, 04/25/2067(1)(3)	1,086,286
	GS Mortgage-Backed Securities Corp. Trust
306,363	2.76%, 06/25/2051(1)(3)	234,069
851,419	2.78%, 05/25/2051(1)(3)	606,674
1,143,450	3.27%, 03/27/2051(1)(3)	929,072
506,915	JP Morgan Chase & Co. 7.52%, 10/25/2057, 1 mo. USD LIBOR + 2.50%(1)(2)	490,718
	JP Morgan Mortgage Trust
767,035	2.83%, 12/25/2051(1)(3)	461,039
3,489,413	4.02%, 11/25/2050(1)(3)	2,992,980
92,486	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	87,311
53,965	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	52,216
206,091	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	197,218
	Towd Point Mortgage Trust
7,973	2.75%, 04/25/2057(1)(3)	7,860
104,937	2.75%, 06/25/2057(1)(3)	99,745
34,258	3.00%, 01/25/2058(1)(3)	33,244
1,240,251	Verus Securitization Trust 6.19%, 03/25/2068(1)(5)	1,247,386
		10,651,618
	Total Asset & Commercial Mortgage-Backed Securities (cost $145,595,810)	$ 135,473,664
CONVERTIBLE BONDS - 3.9%
	Commercial Services - 0.2%
2,200,000	Block, Inc. 0.25%, 11/01/2027	$ 1,694,000
	Electric - 1.0%
3,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	3,139,684
3,237,000	Duke Energy Corp. 4.13%, 04/15/2026(1)	3,301,740
		6,441,424
	Engineering & Construction - 0.3%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(6)	1,759,207
	Healthcare - Products - 0.7%
$ 2,200,000	Exact Sciences Corp. 0.38%, 03/01/2028	1,906,976
1,700,000	Insulet Corp. 0.38%, 09/01/2026	2,537,250
		4,444,226
	Internet - 1.1%
2,200,000	Airbnb, Inc. 0.00%, 03/15/2026(7)	1,918,400
2,100,000	Etsy, Inc. 0.25%, 06/15/2028	1,705,825
2,500,000	Sea Ltd. 0.25%, 09/15/2026(8)	1,981,250
2,200,000	Uber Technologies, Inc. 0.00%, 12/15/2025(7)	1,913,455
		7,518,930
	Software - 0.6%
2,400,000	Bentley Systems, Inc. 0.38%, 07/01/2027	2,020,800
2,400,000	RingCentral, Inc. 0.00%, 03/15/2026(7)	1,948,560
		3,969,360
	Total Convertible Bonds (cost $27,444,030)	$ 25,827,147
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2%
	Aerospace/Defense - 0.2%
$ 685,000	Boeing Co. 5.15%, 05/01/2030	$ 688,607
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	129,205
765,000	Raytheon Technologies Corp. 5.15%, 02/27/2033	793,519
		1,611,331
	Agriculture - 0.4%
	Philip Morris International, Inc.
205,000	5.13%, 11/17/2027	209,583
1,125,000	5.13%, 02/15/2030	1,134,576
961,000	5.38%, 02/15/2033	979,388
140,000	5.63%, 11/17/2029	145,889
330,000	5.75%, 11/17/2032	346,027
		2,815,463
	Airlines - 0.0%
40,956	United Airlines Pass-Through Trust 4.60%, 09/01/2027	38,741
	Auto Manufacturers - 0.0%
150,000	Daimler Truck Finance North America LLC 5.15%, 01/16/2026(1)	151,080
	Auto Parts & Equipment - 0.1%
608,000	Clarios Global LP/Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	604,412
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
812,000	4.38%, 04/15/2038	782,212
575,000	5.55%, 01/23/2049	622,095
		1,404,307
	Biotechnology - 0.2%
	Amgen, Inc.
438,000	4.40%, 05/01/2045	386,213
355,000	5.25%, 03/02/2030	364,125
460,000	5.60%, 03/02/2043	473,152
300,000	CSL Finance PLC 4.25%, 04/27/2032(1)	291,890
		1,515,380
	Chemicals - 0.3%
95,000	Avient Corp. 7.13%, 08/01/2030(1)	97,118
860,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	869,173
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	577,799
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)(8)	635,717
105,000	Nutrien Ltd. 4.90%, 03/27/2028	105,236
		2,285,043
	Commercial Banks - 3.8%
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(9)	385,003
175,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(9)	140,948
961,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.04% thereafter)(9)	891,587
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.37% thereafter)(9)	422,590
200,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	193,298

The accompanying notes are an integral part of these financial statements.
58

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Commercial Banks - 3.8% - (continued)
$ 390,000	BNP Paribas SA 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.11% thereafter)(1)(9)	$ 372,305
	BPCE SA
425,000	5.15%, 07/21/2024(1)	416,961
1,000,000	5.70%, 10/22/2023(1)	992,490
1,400,000	Citigroup, Inc. 5.30%, 05/06/2044	1,329,715
360,000	Credit Agricole SA 3.25%, 10/04/2024(1)	348,853
627,000	Credit Suisse AG 7.50%, 02/15/2028(8)	667,755
1,050,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(9)	840,819
	Danske Bank AS
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.35% thereafter)(1)(9)	722,913
250,000	5.38%, 01/12/2024(1)	247,626
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 12 mo. USD CMT + 2.10% thereafter)(1)(9)	754,910
	Deutsche Bank AG
150,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(9)	133,354
365,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(9)	370,473
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.80% thereafter)(9)	443,840
135,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(9)	112,595
155,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(9)	128,767
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.20% thereafter)(9)	512,378
712,000	5.70%, 11/01/2024	717,943
	HSBC Holdings PLC
241,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(9)	204,034
720,000	7.39%, 11/03/2028, (7.39% fixed rate until 11/03/2027; 6 mo. USD SOFR + 3.35% thereafter)(9)	773,754
	JP Morgan Chase & Co.
535,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(9)	457,311
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD LIBOR + 1.25% thereafter)(9)	117,467
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 6 mo. USD SOFR + 2.46% thereafter)(9)	79,706
100,000	3.38%, 05/01/2023	100,000
125,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.16% thereafter)(9)	116,324
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Commercial Banks - 3.8% - (continued)
$ 299,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(9)	$ 297,067
1,250,000	5.55%, 12/15/2025, (5.55% fixed rate until 12/15/2024; 6 mo. USD SOFR + 1.07% thereafter)(9)	1,254,005
200,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 12 mo. USD CMT + 2.10% thereafter)(1)(9)	202,561
377,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	357,124
	Morgan Stanley
650,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(9)	516,235
1,195,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.20% thereafter)(9)	980,203
575,000	4.10%, 05/22/2023	574,382
1,270,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(9)	1,272,005
355,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 year USD CMT + 2.43% thereafter)(9)	356,295
45,000	Santander Holdings USA, Inc. 6.50%, 03/09/2029, (6.50% fixed rate until 03/09/2028; 6 mo. USD SOFR + 2.35% thereafter)(9)	45,152
	Standard Chartered PLC
330,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.78% thereafter)(1)(9)	318,004
720,000	7.78%, 11/16/2025, (7.78% fixed rate until 11/16/2024; 12 mo. USD CMT + 3.10% thereafter)(1)(8)(9)	740,376
	UBS Group AG
450,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.85% thereafter)(1)(9)	390,290
740,000	5.96%, 01/12/2034, (5.96% fixed rate until 01/12/2033; 12 mo. USD CMT + 2.20% thereafter)(1)(9)	755,027
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,785,479
375,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(9)	335,851
1,420,000	5.38%, 11/02/2043	1,361,296
235,000	5.39%, 04/24/2034, 6 mo. USD SOFR + 2.02%(9)	238,369
		24,775,440
	Commercial Services - 0.4%
	Ashtead Capital, Inc.
557,000	2.45%, 08/12/2031(1)	442,573
260,000	4.25%, 11/01/2029(1)	241,938
400,000	5.50%, 08/11/2032(1)	394,503
200,000	5.55%, 05/30/2033(1)	198,589
	ERAC USA Finance LLC
810,000	4.90%, 05/01/2033(1)	807,302
145,000	5.40%, 05/01/2053(1)	145,694
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	73,950

The accompanying notes are an integral part of these financial statements.
59

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Commercial Services - 0.4% - (continued)
$ 540,000	TriNet Group, Inc. 3.50%, 03/01/2029(1)	$ 472,230
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	136,336
		2,913,115
	Construction Materials - 0.3%
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	646,666
410,000	Masonite International Corp. 3.50%, 02/15/2030(1)	351,078
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	826,865
175,000	Trane Technologies Financing Ltd. 5.25%, 03/03/2033	181,490
		2,006,099
	Distribution/Wholesale - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	602,163
	Diversified Financial Services - 0.9%
590,000	American Express Co. 5.04%, 05/01/2034, 6 mo. USD SOFR + 1.83%(9)	590,035
	Aviation Capital Group LLC
435,000	1.95%, 09/20/2026(1)	379,528
1,250,000	3.50%, 11/01/2027(1)	1,128,899
660,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	528,238
775,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	529,615
285,000	Capital One Financial Corp. 5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(9)	279,893
195,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	193,109
	Intercontinental Exchange, Inc.
821,000	4.00%, 09/15/2027	809,592
821,000	4.35%, 06/15/2029	809,708
675,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	615,738
		5,864,355
	Electric - 2.1%
275,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	239,419
229,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 year USD CMT + 4.12% thereafter)(9)	200,375
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	97,351
156,000	6.63%, 02/01/2032	175,600
244,000	Dominion Energy, Inc. 4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 year USD CMT + 3.20% thereafter)(9)(10)	204,960
14,000	Duke Energy Carolinas LLC 5.35%, 01/15/2053	14,667
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	98,399
120,000	3.40%, 06/15/2029	111,345
792,000	4.50%, 08/15/2032	767,458
90,000	5.00%, 08/15/2052	84,369
255,000	Duke Energy Progress LLC 5.25%, 03/15/2033	266,441
80,000	Edison International 6.95%, 11/15/2029	86,699
180,000	Eversource Energy 5.45%, 03/01/2028	186,347
575,000	Exelon Corp. 5.10%, 06/15/2045	543,896
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Electric - 2.1% - (continued)
	Florida Power & Light Co.
$ 60,000	5.05%, 04/01/2028	$ 62,004
560,000	5.10%, 04/01/2033	582,974
110,000	5.30%, 04/01/2053	117,091
	Georgia Power Co.
1,910,000	4.70%, 05/15/2032	1,902,340
215,000	5.13%, 05/15/2052	212,635
425,000	Indianapolis Power & Light Co. 6.60%, 06/01/2037(1)	473,346
20,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	20,328
165,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	167,639
160,000	Niagara Mohawk Power Corp. 3.03%, 06/27/2050(1)	109,126
	Pacific Gas & Electric Co.
275,000	3.30%, 12/01/2027	249,460
327,250	4.50%, 07/01/2040	264,529
815,000	5.90%, 06/15/2032	817,131
562,000	6.15%, 01/15/2033	569,327
110,000	6.70%, 04/01/2053	112,061
	Pennsylvania Electric Co.
66,000	3.60%, 06/01/2029(1)	62,031
750,000	4.15%, 04/15/2025(1)	729,032
15,000	5.15%, 03/30/2026(1)	15,055
225,000	PPL Electric Utilities Corp. 5.25%, 05/15/2053	234,213
	San Diego Gas & Electric Co.
270,000	3.70%, 03/15/2052	218,913
40,000	3.75%, 06/01/2047	32,593
10,000	4.15%, 05/15/2048	8,699
	SCE Recovery Funding LLC
129,949	0.86%, 11/15/2033	110,513
65,000	1.94%, 05/15/2040	48,192
35,000	2.51%, 11/15/2043	24,439
	Sempra Energy
1,075,000	3.25%, 06/15/2027	1,011,734
295,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.87% thereafter)(9)	238,689
975,000	Southern California Edison Co. 5.95%, 11/01/2032	1,058,615
390,129	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	378,752
485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	472,438
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	73,033
		13,454,258
	Electrical Components & Equipment - 0.2%
955,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	981,077
	Electronics - 0.1%
400,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	346,386
441,000	Vontier Corp. 1.80%, 04/01/2026	394,377
		740,763
	Energy-Alternate Sources - 0.0%
326,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	302,362
	Engineering & Construction - 0.0%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	275,922

The accompanying notes are an integral part of these financial statements.
60

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Entertainment - 0.2%
$ 1,150,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029(1)	$ 1,062,152
	Environmental Control - 0.1%
	Clean Harbors, Inc.
406,000	5.13%, 07/15/2029(1)	389,094
70,000	6.38%, 02/01/2031(1)	71,225
		460,319
	Food - 0.1%
510,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	490,875
	Gas - 0.3%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	115,239
	CenterPoint Energy Resources Corp.
521,000	5.25%, 03/01/2028	539,450
739,000	5.40%, 03/01/2033	767,536
765,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	791,835
		2,214,060
	Hand/Machine Tools - 0.1%
370,000	Regal Rexnord Corp. 6.05%, 04/15/2028(1)	372,842
	Healthcare - Products - 0.1%
805,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	727,724
	Healthcare - Services - 0.5%
	Bon Secours Mercy Health, Inc.
565,000	3.56%, 08/01/2027	535,504
95,000	4.30%, 07/01/2028	92,492
	Centene Corp.
450,000	2.45%, 07/15/2028	391,134
245,000	4.25%, 12/15/2027	233,664
305,000	CommonSpirit Health 4.20%, 08/01/2023	303,745
214,000	Dignity Health 3.81%, 11/01/2024	209,976
1,000,000	HCA, Inc. 5.50%, 06/15/2047	939,923
140,000	Sutter Health 2.29%, 08/15/2030	118,225
145,000	Toledo Hospital 5.75%, 11/15/2038	141,379
	UnitedHealth Group, Inc.
5,000	3.85%, 06/15/2028	4,908
170,000	4.20%, 05/15/2032	166,412
25,000	4.75%, 05/15/2052	24,278
		3,161,640
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	431,881
	Insurance - 0.6%
125,000	Allstate Corp. 5.25%, 03/30/2033	127,139
144,000	American International Group, Inc. 3.40%, 06/30/2030	129,954
	Athene Global Funding
370,000	1.61%, 06/29/2026(1)	319,844
800,000	2.50%, 03/24/2028(1)	673,208
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	301,398
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	953,807
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	114,215
385,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	388,749
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Insurance - 0.6% - (continued)
$ 178,000	Liberty Mutual Group, Inc. 5.50%, 06/15/2052(1)	$ 169,096
675,000	Unum Group 5.75%, 08/15/2042	629,255
		3,806,665
	Internet - 0.1%
840,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	772,299
	Investment Company Security - 0.0%
250,000	JAB Holdings BV 3.75%, 05/28/2051(1)	167,002
	IT Services - 0.1%
475,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	436,163
	Leisure Time - 0.1%
	Royal Caribbean Cruises Ltd.
460,000	8.25%, 01/15/2029(1)	484,362
155,000	11.50%, 06/01/2025(1)	164,494
		648,856
	Lodging - 0.1%
800,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	726,603
	Media - 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
235,000	2.25%, 01/15/2029	196,749
950,000	6.48%, 10/23/2045	879,080
575,000	Comcast Corp. 4.40%, 08/15/2035	562,694
	Discovery Communications LLC
167,000	4.00%, 09/15/2055	109,666
1,000,000	5.20%, 09/20/2047	818,684
1,000,000	Paramount Global 5.85%, 09/01/2043	858,068
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	78,356
60,000	7.30%, 07/01/2038	62,048
250,000	Videotron Ltd. 3.63%, 06/15/2029(1)(8)	216,175
		3,781,520
	Miscellaneous Manufacturing - 0.1%
350,000	Textron, Inc. 3.88%, 03/01/2025	341,822
	Oil & Gas - 0.8%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,597,450
945,000	BP Capital Markets America, Inc. 4.81%, 02/13/2033	959,977
196,000	BP Capital Markets PLC 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 year USD CMT + 4.39% thereafter)(9)(10)	180,081
	Equinor ASA
35,000	2.88%, 04/06/2025	33,912
560,000	3.00%, 04/06/2027	533,350
525,000	Hess Corp. 7.30%, 08/15/2031	590,404
	QatarEnergy
245,000	2.25%, 07/12/2031(1)	210,972
210,000	3.13%, 07/12/2041(1)	165,113
	Var Energi ASA
445,000	7.50%, 01/15/2028(1)	469,172
625,000	8.00%, 11/15/2032(1)	676,544
		5,416,975

The accompanying notes are an integral part of these financial statements.
61

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Packaging & Containers - 0.1%
$ 275,000	Berry Global, Inc. 5.50%, 04/15/2028(1)	$ 274,636
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	301,112
		575,748
	Pharmaceuticals - 0.4%
600,000	AbbVie, Inc. 4.75%, 03/15/2045	565,383
	CVS Health Corp.
160,000	4.88%, 07/20/2035	156,379
773,000	5.25%, 02/21/2033	788,248
465,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13%, 04/30/2028(1)	428,013
	Teva Pharmaceutical Finance Netherlands III BV
34,000	2.80%, 07/21/2023	33,729
360,000	4.75%, 05/09/2027	337,140
		2,308,892
	Pipelines - 1.5%
473,000	EIG Pearl Holdings Sarl 3.55%, 08/31/2036(1)	407,371
	Energy Transfer LP
1,200,000	4.40%, 03/15/2027	1,168,524
1,125,000	4.75%, 01/15/2026	1,114,107
155,000	4.95%, 06/15/2028	154,030
385,000	5.00%, 05/15/2050	326,082
1,100,000	5.25%, 04/15/2029	1,101,427
214,000	7.60%, 02/01/2024	216,503
1,033,000	Enterprise Products Operating LLC 5.35%, 01/31/2033	1,073,825
443,550	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	384,232
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	239,431
40,000	3.45%, 10/15/2027(1)	35,842
	Greensaif Pipelines Bidco Sarl
315,000	6.13%, 02/23/2038(1)	330,578
235,000	6.51%, 02/23/2042(1)	250,781
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,129,551
585,000	Sempra Global 3.25%, 01/15/2032(1)	485,056
	Venture Global Calcasieu Pass LLC
235,000	3.88%, 08/15/2029(1)	211,357
360,000	6.25%, 01/15/2030(1)	365,036
75,000	Western Midstream Operating LP 6.15%, 04/01/2033	76,290
760,000	Williams Cos., Inc. 5.65%, 03/15/2033	786,054
		9,856,077
	Real Estate Investment Trusts - 1.1%
765,000	American Tower Corp. 5.65%, 03/15/2033	793,100
1,705,000	American Tower Trust I 5.49%, 03/15/2028(1)	1,738,337
	Brixmor Operating Partnership LP
285,000	4.05%, 07/01/2030	257,236
440,000	4.13%, 05/15/2029	402,094
463,000	Extra Space Storage LP 5.70%, 04/01/2028	472,877
750,000	GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	665,314
1,445,000	Realty Income Corp. 4.90%, 07/15/2033	1,416,153
	SBA Tower Trust
100,000	1.63%, 05/15/2051(1)	87,768
100,000	1.88%, 07/15/2050(1)	90,655
215,000	2.84%, 01/15/2050(1)	205,125
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Real Estate Investment Trusts - 1.1% - (continued)
$ 1,280,000	VICI Properties LP 4.95%, 02/15/2030	$ 1,223,539
135,000	VICI Properties LP /VICI Note Co., Inc. 4.13%, 08/15/2030(1)	120,362
		7,472,560
	Semiconductors - 0.3%
	Intel Corp.
770,000	4.88%, 02/10/2028	782,100
339,000	5.20%, 02/10/2033	345,632
675,000	Microchip Technology, Inc. 0.97%, 02/15/2024	651,905
		1,779,637
	Software - 0.3%
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	153,000
540,000	Fidelity National Information Services, Inc. 5.10%, 07/15/2032	530,989
	Oracle Corp.
585,000	2.88%, 03/25/2031	503,661
240,000	2.95%, 04/01/2030	212,330
110,000	3.65%, 03/25/2041	85,220
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	549,250
		2,034,450
	Telecommunications - 0.9%
	AT&T, Inc.
578,000	2.55%, 12/01/2033	464,998
11,000	3.65%, 06/01/2051	8,205
24,000	3.85%, 06/01/2060	17,706
30,000	4.30%, 12/15/2042	25,897
750,000	Juniper Networks, Inc. 1.20%, 12/10/2025	679,266
875,000	Motorola Solutions, Inc. 5.60%, 06/01/2032	887,319
425,000	NBN Co. Ltd. 1.63%, 01/08/2027(1)	381,217
417,501	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	414,528
	T-Mobile USA, Inc.
290,000	2.88%, 02/15/2031	251,256
1,600,000	3.38%, 04/15/2029	1,466,583
775,000	4.50%, 04/15/2050	679,274
	Verizon Communications, Inc.
676,000	2.36%, 03/15/2032	553,992
130,000	4.75%, 11/01/2041	123,949
		5,954,190
	Trucking & Leasing - 0.3%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	548,405
	Penske Truck Leasing Co. LP/PTL Finance Corp.
90,000	2.70%, 11/01/2024(1)	86,363
745,000	3.95%, 03/10/2025(1)	724,863
230,000	5.55%, 05/01/2028(1)	231,103
230,000	5.70%, 02/01/2028(1)	232,344
		1,823,078
	Total Corporate Bonds (cost $127,071,503)	$ 119,165,341
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
	Indonesia - 0.8%
IDR 75,000,000,000	Indonesia Treasury Bonds 7.00%, 09/15/2030	$ 5,246,933
	Qatar - 0.1%
$ 250,000	Qatar Government International Bonds 3.38%, 03/14/2024(1)	246,620

The accompanying notes are an integral part of these financial statements.
62

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.9% - (continued)
	Saudi Arabia - 0.0%
$ 200,000	Saudi Government International Bonds 5.00%, 01/18/2053(1)	$ 189,054
	Total Foreign Government Obligations (cost $5,923,785)	$ 5,682,607
MUNICIPAL BONDS - 1.0%
	Airport - 0.0%
	Dallas Fort Worth International Airport, TX, Rev
15,000	4.09%, 11/01/2051	$ 13,707
90,000	4.51%, 11/01/2051	86,603
80,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060(8)	58,191
		158,501
	General - 0.1%
20,000	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	23,020
140,000	City of Sacramento, CA, Rev, (AGM Insured) 6.42%, 08/01/2023	140,274
155,000	Kansas Dev Finance Auth, KS, Rev, (AGM Insured) 5.37%, 05/01/2026	156,897
575,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	621,941
		942,132
	General Obligation - 0.4%
1,335,000	State of Illinois, IL, GO 5.10%, 06/01/2033	1,340,527
1,350,000	Town of Andover, MA, GO 2.62%, 11/01/2036	1,068,439
		2,408,966
	Power - 0.0%
69,000	Utility Debt Securitization Auth, NY, Rev 3.44%, 12/15/2025	68,687
	Tobacco - 0.0%
	Golden State Tobacco Securitization Corp., CA, Rev, ( ST APPROP Insured)
10,000	2.75%, 06/01/2034	8,418
40,000	3.00%, 06/01/2046	37,081
20,000	3.29%, 06/01/2042	15,674
		61,173
	Transportation - 0.3%
150,000	Illinois State Toll Highway Auth, IL, Rev 6.18%, 01/01/2034	168,348
	Metropolitan Transportation Auth, NY, Rev
60,000	5.18%, 11/15/2049	56,756
15,000	6.20%, 11/15/2026	15,329
195,000	6.81%, 11/15/2040	213,848
1,350,000	San Joaquin Hills Transportation Corridor Agency, CA, Rev, (AGM Insured) 3.22%, 01/15/2035	1,173,078
		1,627,359
	Utilities - 0.1%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
240,000	5.10%, 04/01/2035	251,956
180,000	5.17%, 04/01/2041	195,761
		447,717
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.0% - (continued)
	Utility - Electric - 0.1%
$ 375,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	$ 413,360
253,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	280,752
		694,112
	Total Municipal Bonds (cost $7,037,758)	$ 6,408,647
SENIOR FLOATING RATE INTERESTS - 7.9%(11)
	Advertising - 0.2%
	ABG Intermediate Holdings 2 LLC
185,185	0.50%, 12/21/2028, 1 mo. USD SOFR + 4.00%(12)	$ 182,948
511,137	8.58%, 12/21/2028, 1 mo. USD SOFR + 3.50%	503,215
564,815	9.41%, 12/21/2028, 1 mo. USD SOFR + 4.00%	557,992
		1,244,155
	Aerospace/Defense - 0.2%
273,625	Spirit Aerosystems, Inc. 9.55%, 01/15/2027, 3 mo. USD SOFR + 4.50%	272,429
742,821	TransDigm, Inc. 8.15%, 08/24/2028, 1 mo. EURIBOR + 3.25%	741,648
		1,014,077
	Airlines - 0.1%
183,613	Air Canada 8.37%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	182,953
285,000	American Airlines, Inc. 10.00%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	286,622
195,500	Mileage Plus Holdings LLC 10.21%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	203,238
265,500	SkyMiles IP Ltd. 8.80%, 10/20/2027, 1 mo. USD SOFR + 3.75%	274,867
		947,680
	Apparel - 0.2%
254,047	Birkenstock GmbH & Co. KG 8.06%, 04/28/2028, 3 mo. USD LIBOR + 3.25%	251,613
381,500	Crocs, Inc. 8.58%, 02/20/2029, 1 mo. USD LIBOR + 3.50%	380,894
330,000	Hanesbrands, Inc. 8.73%, 03/08/2030, 1 mo. USD SOFR + 3.75%	328,145
		960,652
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
565,000	0.00%, 05/06/2030, 1 mo. USD SOFR + 3.75%(13)	564,056
636,040	8.27%, 04/30/2026, 1 mo. USD LIBOR + 3.25%	634,317
220,920	First Brands Group LLC 10.25%, 03/30/2027, 6 mo. USD SOFR + 5.00%	213,647
		1,412,020

The accompanying notes are an integral part of these financial statements.
63

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.9%(11) - (continued)
	Chemicals - 0.1%
$ 443,865	Messer Industries GmbH 7.66%, 03/02/2026, 3 mo. USD LIBOR + 2.50%	$ 442,995
225,000	Starfruit Finco B.V 8.99%, 04/03/2028, 1 mo. USD SOFR + 4.00%	224,157
		667,152
	Commercial Services - 0.5%
627,200	AlixPartners LLP 7.77%, 02/04/2028, 1 mo. USD LIBOR + 2.75%	625,720
	Amentum Government Services Holdings LLC
104,213	8.91%, 02/15/2029, 1 mo. USD SOFR + 4.00%	99,783
150,737	9.02%, 01/29/2027, 3 mo. USD LIBOR + 4.00%	145,462
364,450	APX Group, Inc. 8.25%, 07/10/2028, 1 mo. USD SOFR + 3.25%	363,903
	Belron Finance U.S. LLC
150,000	0.00%, 11/13/2025, 1 mo. USD SOFR + 2.25%(13)	149,625
239,975	7.13%, 11/13/2025, 3 mo. USD LIBOR + 2.25%	239,526
210,650	Corporation Service Co. 8.33%, 11/02/2029, 1 mo. USD SOFR + 3.25%	210,334
	Verisure Holding AB
EUR 430,000	6.26%, 03/27/2028, 1 mo. USD LIBOR + 3.25%	453,680
575,000	6.46%, 07/20/2026, 3 mo. EURIBOR + 3.25%	613,242
$ 617,400	WEX, Inc. 7.35%, 03/31/2028, 3 mo. USD LIBOR + 2.25%	615,474
		3,516,749
	Construction Materials - 0.2%
174,600	Ingersoll-Rand Services Co. 6.83%, 03/01/2027, 3 mo. USD LIBOR + 1.75%	173,699
629,972	Quikrete Holdings, Inc. 7.65%, 02/01/2027, 3 mo. USD SOFR + 2.63%	625,474
257,377	Standard Industries, Inc. 7.33%, 09/22/2028, 1 mo. USD SOFR + 2.25%	256,590
275,025	Tamko Building Products LLC 8.05%, 06/01/2026, 3 mo. USD LIBOR + 3.00%	268,408
		1,324,171
	Distribution/Wholesale - 0.2%
723,750	American Builders & Contractors Supply Co., Inc. 7.08%, 01/15/2027, 3 mo. USD LIBOR + 2.00%	719,726
676,247	Core & Main LP 7.63%, 07/27/2028, 1 mo. USD SOFR + 2.50%	671,006
		1,390,732
	Diversified Financial Services - 0.4%
657,532	Aretec Group, Inc. 9.33%, 10/01/2025, 1 mo. USD SOFR + 4.25%	653,540
487,178	Blackhawk Network Holdings, Inc. 7.89%, 06/15/2025, 3 mo. USD SOFR + 3.00%	480,908
629,622	Fleetcor Technologies Operating Co. LLC 6.77%, 04/28/2028, 1 mo. USD LIBOR + 1.75%	622,016
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.9%(11) - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 604,375	NFP Corp. 8.27%, 02/15/2027, 1 mo. USD LIBOR + 3.25%	$ 590,608
350,000	Setanta Aircraft Leasing Designated Activity Co. 7.16%, 11/05/2028, 1 mo. USD SOFR + 2.00%	348,187
		2,695,259
	Electronics - 0.1%
353,614	II-VI, Inc. 7.85%, 07/02/2029, 1 mo. USD SOFR + 2.75%	351,627
270,188	Ingram Micro, Inc. 8.66%, 06/30/2028, 3 mo. USD LIBOR + 3.50%	264,108
		615,735
	Engineering & Construction - 0.2%
	Brown Group Holding LLC
215,000	0.00%, 07/02/2029(13)	212,850
737,960	7.58%, 06/07/2028, 3 mo. USD SOFR + 2.50%	720,699
103,687	Fluidra SA 7.08%, 01/29/2029, 1 mo. USD SOFR + 2.00%	101,570
		1,035,119
	Entertainment - 0.4%
320,000	Caesars Entertainment Corp. 8.33%, 02/06/2030, 1 mo. USD LIBOR + 3.25%	318,400
376,256	Crown Finance U.S., Inc. 14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	383,077
495,000	Formula One Holdings Ltd. 8.23%, 01/15/2030, 1 mo. USD LIBOR + 3.25%	495,371
633,096	Golden Entertainment, Inc. 8.03%, 10/21/2024, 1 mo. USD LIBOR + 3.00%	631,513
109,175	Great Canadian Gaming Corp. 8.95%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	108,220
481,192	SeaWorld Parks & Entertainment, Inc. 8.06%, 08/25/2028, 1 mo. USD LIBOR + 3.00%	478,787
501,456	UFC Holdings LLC 8.05%, 04/29/2026, 1 mo. USD SOFR + 2.75%	499,921
		2,915,289
	Environmental Control - 0.0%
	Covanta Holding Corp.
151,967	7.48%, 11/30/2028, 3 mo. USD SOFR + 2.50%	151,088
11,498	7.50%, 11/30/2028, 3 mo. USD LIBOR + 2.50%	11,432
		162,520
	Food - 0.1%
656,996	Hostess Brands LLC 7.52%, 08/03/2025, 3 mo. USD LIBOR + 2.25%	655,898
245,341	U.S. Foods, Inc. 7.02%, 09/13/2026, 1 mo. USD LIBOR + 2.00%	244,525
		900,423
	Food Service - 0.0%
177,175	Aramark Services, Inc. 6.77%, 01/15/2027, 1 mo. USD LIBOR + 1.75%	174,695

The accompanying notes are an integral part of these financial statements.
64

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.9%(11) - (continued)
	Healthcare - Products - 0.2%
$ 389,712	Avantor Funding, Inc. 7.33%, 11/08/2027, 3 mo. USD LIBOR + 2.25%	$ 389,042
564,300	Medline Borrower LP 8.27%, 10/23/2028, 1 mo. USD SOFR + 3.25%	547,292
588,347	Sunshine Luxembourg VII Sarl 8.91%, 10/01/2026, 1 mo. USD LIBOR + 3.75%	581,216
		1,517,550
	Healthcare - Services - 0.1%
91,768	ICON Luxembourg Sarl 7.41%, 07/03/2028, 3 mo. USD SOFR + 2.25%	91,705
610,384	Surgery Center Holdings, Inc. 8.70%, 08/31/2026, 1 mo. USD LIBOR + 3.75%	608,718
		700,423
	Insurance - 0.7%
673,830	Acrisure LLC 8.52%, 02/15/2027, 1 mo. USD SOFR + 3.50%	642,665
119,700	AmWINS Group, Inc. 7.83%, 02/19/2028, 1 mo. USD SOFR + 2.75%	119,102
	AssuredPartners, Inc.
108,900	8.48%, 02/12/2027, 1 mo. USD SOFR + 3.50%	106,904
99,500	9.23%, 02/12/2027, 1 mo. USD SOFR + 4.25%	99,096
	Asurion LLC
299,368	8.27%, 12/23/2026, 1 mo. USD LIBOR + 3.25%	279,068
467,539	9.08%, 08/19/2028, 3 mo. USD SOFR + 4.00%	433,558
145,000	10.27%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	121,317
	Hub International Ltd.
863,728	8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	861,500
98,489	8.51%, 04/25/2025, 1 mo. USD LIBOR + 3.25%	98,259
913,915	Sedgwick Claims Management Services, Inc. 8.73%, 02/17/2028, 1 mo. USD LIBOR + 3.75%	902,619
728,572	USI, Inc. 8.65%, 11/22/2029, 1 mo. USD LIBOR + 3.75%	726,445
		4,390,533
	Internet - 0.2%
678,814	MH Sub I LLC 8.77%, 09/13/2024, 1 mo. USD SOFR + 3.75%	674,571
444,549	NortonLifeLock, Inc. 7.08%, 09/12/2029, 1 mo. USD SOFR + 2.00%	439,477
		1,114,048
	Leisure Time - 0.2%
	Carnival Corp.
272,300	8.02%, 06/30/2025, 1 mo. USD LIBOR + 3.00%	270,342
291,313	8.27%, 10/18/2028, 1 mo. USD LIBOR + 3.25%	285,609
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.9%(11) - (continued)
	Leisure Time - 0.2% - (continued)
$ 368,437	Hayward Industries, Inc. 7.52%, 05/30/2028, 1 mo. USD SOFR + 2.50%	$ 357,325
265,275	MajorDrive Holdings LLC 9.00%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	256,985
		1,170,261
	Media - 0.5%
373,350	Cable One, Inc. 7.02%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	363,176
	CSC Holdings LLC
353,138	7.45%, 04/15/2027, 1 mo. USD LIBOR + 2.50%	311,379
480,937	9.39%, 01/18/2028, 1 mo. USD SOFR + 4.50%	441,861
350,325	DirecTV Financing LLC 10.02%, 08/02/2027, 1 mo. USD LIBOR + 5.00%	335,766
487,374	EW Scripps Co. 7.66%, 05/01/2026, 1 mo. USD LIBOR + 2.56%	472,221
750,000	Telenet Financing USD LLC 6.95%, 04/30/2028, 1 mo. USD LIBOR + 2.00%	732,915
410,000	Virgin Media Bristol LLC 8.20%, 01/31/2029, 1 mo. USD LIBOR + 3.25%	405,560
500,000	Ziggo Financing Partnership 7.45%, 04/30/2028, 1 mo. USD LIBOR + 2.50%	490,315
		3,553,193
	Miscellaneous Manufacturing - 0.1%
500,000	Momentive Performance Materials, Inc. 9.48%, 03/29/2028, 1 mo. USD SOFR + 4.50%	497,815
	Packaging & Containers - 0.1%
551,600	Berlin Packaging LLC 8.62%, 03/11/2028, 1 mo. USD SOFR + 3.75%	540,077
411,888	Clydesdale Acquisition Holdings, Inc. 9.26%, 04/13/2029, 3 mo. EURIBOR + 4.18%	401,945
		942,022
	Pharmaceuticals - 0.3%
416,431	Elanco Animal Health, Inc. 6.65%, 08/01/2027, 1 mo. USD SOFR + 1.75%	404,146
415,866	Gainwell Acquisition Corp. 9.00%, 10/01/2027, 3 mo. USD SOFR + 4.00%	400,013
303,800	Horizon Therapeutics USA, Inc. 6.81%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	303,311
310,004	Jazz Financing Lux Sarl 8.52%, 05/05/2028, 1 mo. USD LIBOR + 3.50%	309,533
343,238	Organon & Co. 8.00%, 06/02/2028, 3 mo. USD LIBOR + 3.00%	342,524
22,864	PRA Health Sciences, Inc. 7.13%, 07/03/2028, 3 mo. USD LIBOR + 2.25%	22,849
		1,782,376

The accompanying notes are an integral part of these financial statements.
65

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.9%(11) - (continued)
	Pipelines - 0.4%
$ 799,687	Medallion Midland Acquisition LLC 8.91%, 10/18/2028, 3 mo. USD SOFR + 3.75%	$ 790,291
479,900	NorthRiver Midstream Finance LP 8.43%, 10/01/2025, 3 mo. USD LIBOR + 3.25%	477,874
264,060	Oryx Midstream Services Permian Basin LLC 8.19%, 10/05/2028, 1 mo. USD LIBOR + 3.25%	260,947
400,167	Traverse Midstream Partners LLC 8.73%, 02/16/2028, 3 mo. USD SOFR + 3.75%	394,265
803,761	UGI Energy Services LLC 8.33%, 02/22/2030	796,559
		2,719,936
	Retail - 0.7%
441,306	1011778 BC Unlimited Liability Co. 6.77%, 11/19/2026, 3 mo. USD LIBOR + 1.75%	436,068
423,161	Beacon Roofing Supply, Inc. 7.27%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	421,469
503,470	Great Outdoors Group LLC 8.77%, 03/06/2028, 1 mo. USD SOFR + 3.75%	498,753
698,641	Harbor Freight Tools USA, Inc. 7.77%, 10/19/2027, 1 mo. USD LIBOR + 2.75%	676,997
534,450	IRB Holding Corp. 8.08%, 12/15/2027, 1 mo. USD LIBOR + 3.00%	525,300
599,806	LBM Acquisition LLC 8.77%, 12/17/2027, 1 mo. USD LIBOR + 3.75%	555,858
373,350	Michaels Cos., Inc. 9.41%, 04/15/2028, 3 mo. USD LIBOR + 4.25%	341,328
259,716	Petco Health & Wellness Co., Inc. 8.41%, 03/03/2028, 3 mo. USD SOFR + 3.25%	255,760
176,850	PetSmart, Inc. 8.83%, 02/11/2028, 1 mo. USD SOFR + 3.75%	175,966
466,688	SRS Distribution, Inc. 8.52%, 06/02/2028, 3 mo. USD SOFR + 3.50%	444,445
		4,331,944
	Semiconductors - 0.1%
394,013	Entegris, Inc. 7.66%, 07/06/2029, 1 mo. USD SOFR + 2.75%	393,457
497,500	MKS Instruments, Inc. 7.81%, 08/17/2029, 3 mo. USD LIBOR + 2.75%	494,744
		888,201
	Software - 1.0%
637,769	DCert Buyer, Inc. 8.70%, 10/16/2026, 3 mo. USD SOFR + 4.00%	630,996
879,235	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	877,309
309,492	E2open LLC 8.57%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	307,945
448,765	Hyland Software, Inc. 8.52%, 07/01/2024, 1 mo. USD SOFR + 3.50%	445,260
530,552	McAfee LLC 8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	499,478
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.9%(11) - (continued)
	Software - 1.0% - (continued)
$ 399,914	Navicure, Inc. 9.02%, 10/22/2026, 1 mo. USD LIBOR + 4.00%	$ 398,790
513,713	Open Text Corp. 8.58%, 01/31/2030, 1 mo. USD LIBOR + 3.50%	513,152
336,739	Peraton Corp. 8.83%, 02/01/2028, 1 mo. USD LIBOR + 3.75%	329,442
423,550	Polaris Newco LLC 9.16%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	391,962
360,000	Quartz Acquireco LLC 0.00%, 04/14/2030, 1 mo. USD SOFR + 3.50%(13)	358,200
199,899	SS&C European Holdings Sarl 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	199,420
225,421	SS&C Technologies, Inc. 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	224,880
304,237	Ultimate Software Group, Inc. 8.27%, 05/04/2026, 3 mo. USD LIBOR + 3.25%	295,870
749,987	Zelis Healthcare Corp. 8.52%, 09/30/2026, 1 mo. USD LIBOR + 3.50%	745,689
		6,218,393
	Telecommunications - 0.1%
EUR 548,617	Lorca Holdco Ltd. 6.77%, 09/17/2027, 6 mo. EURIBOR + 4.20%	593,011
$ 164,401	Zacapa Sarl 8.90%, 03/22/2029, 3 mo. USD SOFR + 4.00%	160,360
		753,371
	Transportation - 0.1%
	First Student Bidco, Inc.
105,147	8.14%, 07/21/2028, 3 mo. USD LIBOR + 3.00%	100,021
281,285	8.14%, 07/21/2028, 1 mo. USD LIBOR + 3.00%	267,572
		367,593
	Total Senior Floating Rate Interests (cost $52,497,689)	$ 51,924,087
U.S. GOVERNMENT AGENCIES - 1.6%
	Mortgage-Backed Agencies - 1.6%
	Federal Home Loan Mortgage Corp. - 1.4%
2,962,713	1.43%, 06/25/2030(3)(4)	$ 221,653
5,561,656	1.53%, 07/25/2030(3)(4)	435,872
4,625,000	2.86%, 10/25/2034	4,016,289
6,927	4.00%, 03/01/2041	6,775
260,000	4.43%, 02/25/2033(3)	264,646
324,463	5.00%, 01/01/2053	322,099
449,013	5.00%, 02/01/2053	445,734
304,716	5.00%, 04/01/2053	302,495
73	5.62%, 08/25/2033, 1 mo. USD SOFR + 0.80%(1)(2)	73
681,356	7.02%, 05/25/2042, 1 mo. USD SOFR + 2.20%(1)(2)	686,466
1,345,000	7.52%, 02/25/2050, 1 mo. USD LIBOR + 2.50%(1)(2)	1,304,731
98,653	7.62%, 10/25/2050, 1 mo. USD SOFR + 2.80%(1)(2)	100,225
1,265,000	9.62%, 10/25/2050, 1 mo. USD SOFR + 4.80%(1)(2)	1,341,594
		9,448,652
	Federal National Mortgage Association - 0.1%
3,947	4.50%, 04/01/2041	3,943

The accompanying notes are an integral part of these financial statements.
66

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.6% - (continued)
	Mortgage-Backed Agencies - 1.6% - (continued)
	Federal National Mortgage Association - 0.1% - (continued)
$ 721,806	5.00%, 05/01/2053	$ 716,563
22,388	5.18%, 10/25/2024, 1 mo. USD LIBOR + 0.40%(2)	22,151
		742,657
	Government National Mortgage Association - 0.1%
20	6.00%, 11/20/2023	21
27	6.00%, 12/20/2023	28
3	6.00%, 01/20/2024	3
36	6.00%, 02/20/2026	36
276	6.00%, 02/20/2027	280
88	6.00%, 01/20/2028	89
1,780	6.00%, 02/20/2028	1,809
2,920	6.00%, 04/20/2028	3,029
878	6.00%, 06/15/2028	896
6,412	6.00%, 07/20/2028	6,601
6,379	6.00%, 08/20/2028	6,620
1,733	6.00%, 10/15/2028	1,768
5,602	6.00%, 11/15/2028	5,726
6,306	6.00%, 03/20/2029	6,561
8,229	6.00%, 09/20/2029	8,416
14,765	6.00%, 04/20/2030	14,991
1,552	6.00%, 06/20/2030	1,576
1,450	6.00%, 08/15/2034	1,496
12,074	6.50%, 03/15/2028	12,377
1,882	6.50%, 05/15/2028	1,930
2,402	6.50%, 07/15/2028	2,462
4,507	6.50%, 10/15/2028	4,622
392	6.50%, 12/15/2028	401
5,246	6.50%, 01/15/2029	5,379
4,988	6.50%, 02/15/2029	5,113
19,910	6.50%, 03/15/2029	20,411
1,584	6.50%, 04/15/2029	1,624
4,527	6.50%, 05/15/2029	4,641
3,008	6.50%, 06/15/2029	3,085
4,773	6.50%, 02/15/2035	4,898
5,031	7.00%, 11/15/2031	5,160
3,720	7.00%, 03/15/2032	3,811
68,290	7.00%, 11/15/2032	72,636
1,521	7.00%, 01/15/2033	1,596
5,736	7.00%, 05/15/2033	5,990
8,084	7.00%, 07/15/2033	8,413
15,073	7.00%, 11/15/2033	15,771
1,139	8.00%, 04/15/2030	1,145
5,098	8.00%, 05/15/2030	5,095
154	8.00%, 07/15/2030	154
3,233	8.00%, 08/15/2030	3,239
5,472	8.00%, 11/15/2030	5,480
55,253	8.00%, 02/15/2031	56,262
		311,641
	Total U.S. Government Agencies (cost $11,544,917)	$ 10,502,950
U.S. GOVERNMENT SECURITIES - 12.1%
	U.S. Treasury Securities - 12.1%
	U.S. Treasury Bonds - 4.2%
6,383,600	2.88%, 05/15/2052	$ 5,456,482
3,435,000	3.00%, 08/15/2048(14)	2,999,184
991,000	3.25%, 05/15/2042	916,559
10,679,300	3.38%, 08/15/2042	10,045,216
1,674,600	3.63%, 02/15/2053	1,658,901
1,137,300	3.88%, 02/15/2043	1,147,962
1,985,000	4.00%, 11/15/2042	2,042,379
3,041,400	4.00%, 11/15/2052	3,225,785
		27,492,468
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 12.1% - (continued)
	U.S. Treasury Securities - 12.1% - (continued)
	U.S. Treasury Notes - 7.9%
$ 530,000	0.13%, 10/15/2023	$ 518,696
1,240,000	0.25%, 03/15/2024	1,191,659
1,210,000	0.25%, 08/31/2025	1,110,884
560,000	0.25%, 09/30/2025	513,647
185,000	0.38%, 08/15/2024	175,331
320,000	0.63%, 07/31/2026	289,813
620,000	0.75%, 08/31/2026	562,602
615,000	0.88%, 06/30/2026	563,109
2,495,000	0.88%, 09/30/2026	2,270,742
400,000	1.00%, 12/15/2024	379,313
1,855,000	1.13%, 10/31/2026	1,699,209
3,140,000	1.25%, 11/30/2026	2,884,630
1,520,000	1.25%, 12/31/2026	1,394,244
350,000	1.25%, 03/31/2028	313,619
420,000	1.25%, 05/31/2028	375,096
115,000	1.25%, 09/30/2028	101,932
255,000	1.38%, 10/31/2028	227,289
325,000	1.50%, 02/29/2024	316,037
843,000	1.50%, 01/31/2027	779,347
140,000	1.50%, 11/30/2028	125,459
1,285,000	1.88%, 02/28/2027	1,203,332
1,500,000	2.50%, 05/31/2024	1,463,906
860,000	2.50%, 03/31/2027	823,988
130,000	2.63%, 04/15/2025	126,339
1,590,000	2.63%, 05/31/2027	1,529,009
225,000	2.63%, 07/31/2029	213,398
1,495,000	2.75%, 05/15/2025	1,456,048
390,000	2.75%, 04/30/2027	376,959
75,000	2.75%, 05/31/2029	71,713
985,000	3.13%, 08/15/2025	966,493
2,348,900	3.13%, 08/31/2027	2,303,574
3,610,000	3.25%, 08/31/2024	3,549,786
1,040,000	3.25%, 06/30/2027	1,024,563
390,000	3.25%, 06/30/2029	383,343
1,010,000	3.50%, 09/15/2025	999,939
1,828,700	3.50%, 01/31/2028	1,823,271
1,400,000	3.50%, 04/30/2028	1,397,594
2,477,200	3.63%, 03/31/2028	2,485,715
888,000	3.88%, 03/31/2025	883,803
1,468,000	3.88%, 11/30/2027	1,486,579
1,449,400	3.88%, 12/31/2027	1,467,631
79,000	3.88%, 11/30/2029	80,555
18,600	3.88%, 12/31/2029	18,981
275,000	4.00%, 12/15/2025	275,956
944,000	4.00%, 02/15/2026	948,351
3,138,000	4.00%, 02/29/2028	3,200,760
104,000	4.00%, 10/31/2029	106,742
1,138,600	4.13%, 09/30/2027	1,162,306
1,040,000	4.13%, 10/31/2027	1,062,384
1,500,000	4.25%, 12/31/2024	1,498,535
1,200,000	4.50%, 11/30/2024	1,202,250
		51,386,461
	Total U.S. Government Securities (cost $81,343,581)	$ 78,878,929
COMMON STOCKS - 27.7%
	Automobiles & Components - 0.3%
3,850	Bayerische Motoren Werke AG	$ 431,525
6,926	Ford Motor Co.	82,281
9,450	Mercedes-Benz Group AG	736,968
44,300	Stellantis NV	734,785
		1,985,559
	Banks - 2.1%
1,102,050	Agricultural Bank of China Ltd. Class H	426,088
195,000	Akbank TAS	161,225

The accompanying notes are an integral part of these financial statements.
67

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Banks - 2.1% - (continued)
13,300	Banco do Brasil SA	$ 114,287
30,900	Bank Leumi Le-Israel BM	244,934
209,700	Bank of Beijing Co. Ltd. Class A	143,619
588,450	Bank of China Ltd. Class H	235,002
15,895	Bank of Nova Scotia	793,319
54,211	BAWAG Group AG*(1)	2,644,089
223,900	Chiba Bank Ltd.	1,462,073
949,200	China CITIC Bank Corp. Ltd. Class H	513,484
42,186	KBC Group NV	3,015,810
18,050	Mediobanca Banca di Credito Finanziario SpA	193,842
456,100	Mitsubishi UFJ Financial Group, Inc.	2,854,973
5,252	PNC Financial Services Group, Inc.	684,073
		13,486,818
	Capital Goods - 2.2%
7,058	3M Co.	749,701
68,874	Amada Co. Ltd.	643,076
34,838	Assa Abloy AB Class B	830,050
116,534	BAE Systems PLC	1,484,641
40,266	Builders FirstSource, Inc.*	3,816,009
270	Caterpillar, Inc.	59,076
66,950	CK Hutchison Holdings Ltd.	447,589
34,942	Fuji Corp.	586,088
21,150	Industries Qatar QSC	74,525
5,450	Jardine Matheson Holdings Ltd.	263,462
20,199	Kone Oyj Class B	1,152,368
2,170	Northrop Grumman Corp.	1,000,956
2,097	PACCAR, Inc.	156,625
10,481	Raytheon Technologies Corp.	1,047,052
15,500	Sumitomo Corp.	277,804
39,985	Ushio, Inc.	497,396
9,010	Vinci SA	1,114,458
		14,200,876
	Commercial & Professional Services - 0.8%
3,737	Automatic Data Processing, Inc.	822,140
120,104	Bureau Veritas SA	3,463,211
30,676	Experian PLC	1,086,080
3,434	Genpact Ltd.	152,985
		5,524,416
	Consumer Discretionary Distribution & Retail - 0.4%
1,227	Dick's Sporting Goods, Inc.	177,927
142,800	Harvey Norman Holdings Ltd.(8)	342,950
2,650	JB Hi-Fi Ltd.	78,429
15,570	TJX Cos., Inc.	1,227,227
21,700	USS Co. Ltd.	364,646
9,700	ZOZO, Inc.	204,130
		2,395,309
	Consumer Durables & Apparel - 2.4%
7,608	Cavco Industries, Inc.*	2,284,074
32,916	Century Communities, Inc.	2,216,563
22,828	DR Horton, Inc.	2,506,971
21,318	Lennar Corp. Class A	2,404,884
10,842	NIKE, Inc. Class B	1,373,898
429	NVR, Inc.*	2,505,360
14,600	PRADA SpA	107,495
36,098	Toll Brothers, Inc.	2,307,023
		15,706,268
	Consumer Services - 0.5%
190	Booking Holdings, Inc.*	510,399
26,163	Compass Group PLC	690,205
1,099	Expedia Group, Inc.*	103,262
13,979	H&R Block, Inc.	474,028
5,487	McDonald's Corp.	1,622,780
		3,400,674
Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Consumer Staples Distribution & Retail - 0.1%
3,661	Kroger Co.	$ 178,034
3,800	Lawson, Inc.	172,602
79,607	Magnit PJSC GDR*(15)	—
1,500	MatsukiyoCocokara & Co.	80,325
		430,961
	Energy - 0.4%
1,686,050	Adaro Energy Indonesia Tbk PT	360,923
536,100	Bukit Asam Tbk PT	151,622
389,300	China Petroleum & Chemical Corp. Class H	255,153
139,150	Coal India Ltd.	397,726
108,550	Indo Tambangraya Megah Tbk PT	246,952
485	Marathon Petroleum Corp.	59,170
77,600	PetroChina Co. Ltd. Class H	53,904
15,246	TotalEnergies SE	974,218
11,000	Whitehaven Coal Ltd.	52,786
		2,552,454
	Equity Real Estate Investment Trusts (REITs) - 1.5%
3,506	American Tower Corp. REIT	716,591
80,781	Equity LifeStyle Properties, Inc. REIT	5,565,811
1,800	ICADE REIT	84,539
30	Japan Real Estate Investment Corp. REIT	118,872
17,850	Klepierre SA REIT	452,143
10,400	Merlin Properties Socimi SA REIT	91,955
2,361	National Retail Properties, Inc. REIT	102,703
21,641	Omega Healthcare Investors, Inc. REIT	579,113
2,877	Public Storage REIT	848,226
1,451	Simon Property Group, Inc. REIT	164,427
12,853	Spirit Realty Capital, Inc. REIT	494,326
8,273	VICI Properties, Inc. REIT	280,786
		9,499,492
	Financial Services - 1.0%
1,998	DWS Group GmbH & Co. KGaA(1)	66,434
76,964	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,184,238
27,014	Lufax Holding Ltd. ADR	45,924
5,756	PayPal Holdings, Inc.*	437,456
84,300	Power Finance Corp. Ltd.	175,564
108,298	REC Ltd.	175,481
51,958	Rithm Capital Corp. REIT	423,977
60,025	Starwood Property Trust, Inc. REIT(8)	1,073,847
7,295	Visa, Inc. Class A	1,697,766
		6,280,687
	Food, Beverage & Tobacco - 1.8%
30,975	Altria Group, Inc.	1,471,622
4,168	British American Tobacco PLC	153,990
16,247	Coca-Cola Co.	1,042,245
22,913	Diageo PLC	1,045,201
10,934	Heineken NV	1,255,498
45,176	Imperial Brands PLC	1,118,290
63,700	Japan Tobacco, Inc.	1,370,625
26,000	JBS SA	93,308
3,818	Lamb Weston Holdings, Inc.	426,891
9,230	Nestle SA	1,184,113
5,884	PepsiCo, Inc.	1,123,197
13,471	Philip Morris International, Inc.	1,346,696
92,450	WH Group Ltd.(1)	51,470
		11,683,146
	Health Care Equipment & Services - 1.3%
8,043	Abbott Laboratories	888,510
1,394	Cigna Group	353,087
6,062	CVS Health Corp.	444,405
643	Elevance Health, Inc.	301,342

The accompanying notes are an integral part of these financial statements.
68

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Health Care Equipment & Services - 1.3% - (continued)
751,300	Hartalega Holdings Bhd	$ 317,517
10,215	Medtronic PLC	929,054
35,400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,596,704
5,677	Stryker Corp.	1,701,113
7,000	Teladoc Health, Inc.*	185,710
4,164	UnitedHealth Group, Inc.	2,049,063
		8,766,505
	Household & Personal Products - 0.9%
16,719	Colgate-Palmolive Co.	1,334,176
8,847	Procter & Gamble Co.	1,383,494
19,358	Reckitt Benckiser Group PLC	1,564,316
34,800	Shiseido Co. Ltd.	1,744,377
		6,026,363
	Insurance - 1.5%
287,400	AIA Group Ltd.	3,128,944
1,418	American Financial Group, Inc.	174,031
30,648	AXA SA	1,000,356
6,577	Chubb Ltd.	1,325,660
15,069	CNA Financial Corp.	586,335
31,564	Dai-ichi Life Holdings, Inc.	587,115
54,800	Japan Post Holdings Co. Ltd.	451,110
6,300	Japan Post Insurance Co. Ltd.	102,306
4,827	Marsh & McLennan Cos., Inc.	869,777
17,683	MS&AD Insurance Group Holdings, Inc.	580,397
33,552	Old Republic International Corp.	847,859
		9,653,890
	Materials - 0.7%
70,150	China Hongqiao Group Ltd.	69,096
384,841	Evraz PLC*(15)	—
4,600	JFE Holdings, Inc.	54,419
4,034	Linde PLC	1,490,361
796	LyondellBasell Industries NV Class A	75,310
4,900	Nippon Steel Corp.	104,651
14,550	OCI NV	383,397
7,212	Rio Tinto Ltd.	540,933
240,700	Shanxi Taigang Stainless Steel Co. Ltd. Class A	139,164
20,790	Shin-Etsu Chemical Co. Ltd.	593,260
2,419	Sociedad Quimica y Minera de Chile SA ADR(8)	163,234
69,050	SSAB AB Class B	466,715
4,026	Ternium SA ADR	174,527
80,050	Vedanta Ltd.	274,604
2,800	Yamato Kogyo Co. Ltd.	110,004
19,500	Zangge Mining Co. Ltd. Class A	64,561
		4,704,236
	Media & Entertainment - 0.2%
3,059	Comcast Corp. Class A	126,551
8,853	Hello Group, Inc. ADR	74,011
21,700	International Games System Co. Ltd. Class C	378,978
1,845	JOYY, Inc. ADR	56,143
2,553	Meta Platforms, Inc. Class A*	613,537
9,300	Nintendo Co. Ltd.	393,180
		1,642,400
	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
5,703	AbbVie, Inc.	861,837
15,479	AstraZeneca PLC ADR	1,133,372
19,182	Bristol-Myers Squibb Co.	1,280,782
18,899	Chugai Pharmaceutical Co. Ltd.	487,701
12,442	Gilead Sciences, Inc.	1,022,857
92,600	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,218,616
Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 2.1% - (continued)
10,060	Johnson & Johnson	$ 1,646,822
5,938	Merck KGaA*	1,065,092
590	Neurocrine Biosciences, Inc.*	59,614
19,065	Novartis AG	1,950,233
1,500	Novo Nordisk AS Class B	249,532
3,000	Ono Pharmaceutical Co. Ltd.	60,405
32,308	Pfizer, Inc.	1,256,458
3,240	Roche Holding AG	1,014,574
3,301	Royalty Pharma PLC Class A	116,030
3,004	Sarepta Therapeutics, Inc.*	368,801
10,009	Viatris, Inc.	93,384
		13,886,110
	Real Estate Management & Development - 0.3%
181,688	Barwa Real Estate Co.	125,466
91,100	Henderson Land Development Co. Ltd.	324,382
76,250	Hongkong Land Holdings Ltd.	339,346
148,500	Kerry Properties Ltd.	383,146
61,400	Shimao Group Holdings Ltd.*(8)(15)	17,286
47,965	Sino Land Co. Ltd.	64,636
49,600	Swire Pacific Ltd. Class A	393,731
		1,647,993
	Semiconductors & Semiconductor Equipment - 1.8%
828	Broadcom, Inc.	518,742
410	Enphase Energy, Inc.*	67,322
13,790	First Solar, Inc.*	2,517,778
28,210	Intel Corp.	876,203
16,352	MediaTek, Inc.	355,555
7,212	Microchip Technology, Inc.	526,404
40,450	Novatek Microelectronics Corp.	552,996
32,987	Realtek Semiconductor Corp.	386,838
95,747	Taiwan Semiconductor Manufacturing Co. Ltd.	1,567,914
5,938	Texas Instruments, Inc.	992,834
28,500	Tokyo Electron Ltd.	3,263,406
		11,625,992
	Software & Services - 1.4%
3,709	Accenture PLC Class A	1,039,596
6,429	Amdocs Ltd.	586,646
4,932	AppLovin Corp.*	83,844
5,900	Capgemini SE	1,075,908
8,480	Dropbox, Inc. Class A*	172,483
5,571	Informatica, Inc. Class A*	86,128
11,448	International Business Machines Corp.	1,447,142
5,932	Microsoft Corp.	1,822,666
2,011	New Relic, Inc.*	143,726
2,322	Nutanix, Inc. Class A*	55,682
6,352	Okta, Inc.*	435,302
1,627	Open Text Corp.	61,617
4,216	RingCentral, Inc. Class A*	116,193
3,027	Salesforce, Inc.*	600,466
13,200	Trend Micro, Inc.	644,998
9,054	Twilio, Inc. Class A*	476,331
1,064	Wix.com Ltd.*	92,813
3,519	Zoom Video Communications, Inc. Class A*	216,172
		9,157,713
	Technology Hardware & Equipment - 0.4%
4,361	Dell Technologies, Inc. Class C	189,660
60,400	Foxconn Industrial Internet Co. Ltd. Class A	140,709
24,500	Gigabyte Technology Co. Ltd.	104,911
3,700	Keyence Corp.	1,668,537
3,897	Pure Storage, Inc. Class A*	88,969

The accompanying notes are an integral part of these financial statements.
69

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 27.7% - (continued)
	Technology Hardware & Equipment - 0.4% - (continued)
11,512	Samsung Electronics Co. Ltd.	$ 566,437
579	TD SYNNEX Corp.	51,554
		2,810,777
	Telecommunication Services - 0.8%
35,226	AT&T, Inc.	622,443
53,601	KDDI Corp.	1,673,323
2,183	KT Corp.	48,993
74,330	Lumen Technologies, Inc.	176,162
20,591	Nippon Telegraph & Telephone Corp.	628,313
71,700	Ooredoo QPSC	195,117
13,058	SK Telecom Co. Ltd.	465,302
98,925	Telefonica Deutschland Holding AG	334,265
36,603	Verizon Communications, Inc.	1,421,295
		5,565,213
	Transportation - 0.4%
11,605	Canadian National Railway Co.	1,383,332
78,600	COSCO SHIPPING Holdings Co. Ltd. Class A	126,421
20,430	Evergreen Marine Corp. Taiwan Ltd.	107,901
4,900	NIPPON EXPRESS HOLDINGS, Inc.	287,541
3,700	Orient Overseas International Ltd.	75,174
2,907	Uber Technologies, Inc.*	90,262
3,516	United Parcel Service, Inc. Class B	632,212
27,700	Yang Ming Marine Transport Corp.	57,145
		2,759,988
	Utilities - 2.4%
131,372	AES Corp.	3,108,262
11,878	Avangrid, Inc.	478,208
93,569	Brookfield Renewable Corp. Class A	3,126,140
1,334,000	China Longyuan Power Group Corp. Ltd. Class H	1,399,986
164,497	Cia de Saneamento Basico do Estado de Sao Paulo SABESP*	1,521,361
326,984	Engie SA(8)	5,233,146
8,916	Exelon Corp.	378,395
1,685	NRG Energy, Inc.	57,577
14,509	PPL Corp.	416,699
7,249	Rubis SCA	214,235
		15,934,009
	Total Common Stocks (cost $163,938,111)	$ 181,327,849
EQUITY LINKED SECURITIES - 3.8%
	Consumer Staples Distribution & Retail - 1.3%
39,924	Amazon.com, Inc. (Royal Bank of Canada) 12.00% 06/22/2023*(1)	$ 4,211,439
53,265	TJX Cos., Inc. (Canadian Imperial Bank of Commerce) 12.00% 06/22/2023*(1)	4,157,236
		8,368,675
	Energy - 0.6%
87,555	Schlumberger Ltd. (BNP Paribas Issuance B.V.) 12.00%, 06/22/2023*(1)	4,314,691
	Semiconductors & Semiconductor Equipment - 0.6%
7,559	Lam Research Corporation (BNP Paribas Issuance B.V.) 12.00%, 06/22/2023*(1)	3,999,519
Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 3.8% - (continued)
	Software & Services - 1.3%
14,640	Accenture PLC (BNP Paribas Issuance B.V.) 12.00% 06/22/2023*(1)	$ 4,118,947
11,420	Mastercard, Inc. (Canadian Imperial Bank of Commerce) 12.00% 06/22/2023*(1)	4,231,038
		8,349,985
	Total Equity Linked Securities (cost $24,041,217)	$ 25,032,870
PREFERRED STOCKS - 0.4%
	Automobiles & Components - 0.1%
3,827	Volkswagen AG (Preference Shares)	$ 522,576
	Materials - 0.0%
18,795	Gerdau SA (Preference Shares)	94,883
	Utilities - 0.3%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%(8)	1,967,451
	Total Preferred Stocks (cost $2,641,699)	$ 2,584,910
	Total Long-Term Investments (cost $649,080,100)	$ 642,809,001
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.2%
$ 1,448,398	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $1,448,976; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $1,477,389	$ 1,448,398
	Securities Lending Collateral - 1.1%
1,135,544	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(16)	1,135,544
3,785,149	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(16)	3,785,149
1,135,545	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(16)	1,135,545
1,135,545	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(16)	1,135,545
		7,191,783
	U.S. Treasury Securities - 0.4%
	U.S. Treasury Bills – 0.4%
1,000,000	3.33%, 05/04/2023(17)	999,636
387,400	3.45%, 05/04/2023(17)	387,253

The accompanying notes are an integral part of these financial statements.
70

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	U.S. Treasury Securities - 0.4% - (continued)
	U.S. Treasury Bills – 0.4% - (continued)
$ 500,000	4.61%, 06/06/2023(17)		$ 497,673
400,000	4.92%, 10/19/2023(17)		390,813
			2,275,375
	Total Short-Term Investments (cost $10,915,680)		$ 10,915,556
	Total Investments (cost $659,995,780)	99.9%	$ 653,724,557
	Other Assets and Liabilities	0.1%	416,707
	Total Net Assets	100.0%	$ 654,141,264
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $195,049,318, representing 29.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of this security was $1,759,207, representing 0.3% of net assets.
(7)	Security is a zero-coupon bond.
(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(12)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2023, the aggregate value of the unfunded commitment was $182,948, which represents to 0.0% of total net assets.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $1,484,313.
(15)	Investment valued using significant unobservable inputs.
(16)	Current yield as of period end.
(17)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	40	06/30/2023	$ 8,246,562	$ 68,013
U.S. Treasury 5-Year Note Future	325	06/30/2023	35,666,211	833,528
U.S. Treasury 10-Year Ultra Future	28	06/21/2023	3,400,688	68,647
Total futures contracts				$ 970,188

The accompanying notes are an integral part of these financial statements.
71

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
39,732,811	USD	36,037,000	EUR	UBS	05/31/2023	$ (51,693)
13,893,106	USD	11,155,000	GBP	JPM	05/31/2023	(136,017)
Total foreign currency contracts						$ (187,710)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 135,473,664	$ —	$ 135,473,664	$ —
Convertible Bonds	25,827,147	—	25,827,147	—
Corporate Bonds	119,165,341	—	119,165,341	—
Foreign Government Obligations	5,682,607	—	5,682,607	—
Municipal Bonds	6,408,647	—	6,408,647	—
Senior Floating Rate Interests	51,924,087	—	51,924,087	—
U.S. Government Agencies	10,502,950	—	10,502,950	—
U.S. Government Securities	78,878,929	—	78,878,929	—
Common Stocks
Automobiles & Components	1,985,559	82,281	1,903,278	—
Banks	13,486,818	1,591,679	11,895,139	—
Capital Goods	14,200,876	6,829,419	7,371,457	—
Commercial & Professional Services	5,524,416	975,125	4,549,291	—
Consumer Discretionary Distribution & Retail	2,395,309	1,405,154	990,155	—
Consumer Durables & Apparel	15,706,268	15,598,773	107,495	—
Consumer Services	3,400,674	2,710,469	690,205	—
Consumer Staples Distribution & Retail	430,961	178,034	252,927	—
Energy	2,552,454	59,170	2,493,284	—
Equity Real Estate Investment Trusts (REITs)	9,499,492	8,751,983	747,509	—
Financial Services	6,280,687	5,863,208	417,479	—
Food, Beverage & Tobacco	11,683,146	5,503,959	6,179,187	—
Health Care Equipment & Services	8,766,505	6,852,284	1,914,221	—
Household & Personal Products	6,026,363	2,717,670	3,308,693	—
Insurance	9,653,890	3,803,662	5,850,228	—
Materials	4,704,236	1,903,432	2,800,804	—
Media & Entertainment	1,642,400	870,242	772,158	—
Pharmaceuticals, Biotechnology & Life Sciences	13,886,110	7,839,957	6,046,153	—
Real Estate Management & Development	1,647,993	—	1,630,707	17,286
Semiconductors & Semiconductor Equipment	11,625,992	5,499,283	6,126,709	—
Software & Services	9,157,713	7,436,807	1,720,906	—
Technology Hardware & Equipment	2,810,777	330,183	2,480,594	—
Telecommunication Services	5,565,213	2,219,900	3,345,313	—
Transportation	2,759,988	2,105,806	654,182	—
Utilities	15,934,009	9,086,642	6,847,367	—
Equity Linked Securities	25,032,870	—	25,032,870	—
Preferred Stocks	2,584,910	2,062,334	522,576	—
Short-Term Investments	10,915,556	7,191,783	3,723,773	—
Futures Contracts(2)	970,188	970,188	—	—
Total	$ 654,694,745	$ 110,439,427	$ 544,238,032	$ 17,286
Liabilities
Foreign Currency Contracts(2)	$ (187,710)	$ —	$ (187,710)	$ —
Total	$ (187,710)	$ —	$ (187,710)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
72

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.2%
	Australia - 0.2%
AUD 388,311	Australia Government Bonds 0.75%, 11/21/2027(1)(2)	$ 258,280
	Brazil - 1.2%
BRL 8,173,346	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2045(1)	1,639,369
	Canada - 1.2%
	Canada Government Real Return Bonds
CAD 447,977	4.00%, 12/01/2031(1)	409,848
1,459,920	4.25%, 12/01/2026(1)	1,194,972
		1,604,820
	France - 0.6%
	French Republic Government Bonds OAT
EUR 379,414	0.10%, 03/01/2028(1)(2)	423,432
381,229	0.10%, 03/01/2032(1)(2)	422,604
		846,036
	Germany - 0.5%
	Deutsche Bundesrepublik Bonds Inflation-Linked
139,856	0.10%, 04/15/2026(1)(2)	153,794
420,683	0.50%, 04/15/2030(1)(2)	480,836
		634,630
	Japan - 0.8%
JPY 154,278,015	Japanese Government CPI Linked Bonds 0.10%, 03/10/2026(1)	1,179,107
	Spain - 0.3%
EUR 378,863	Spain Government Bonds Inflation-Linked 0.65%, 11/30/2027(1)(2)(3)	418,271
	Sweden - 0.3%
SEK 3,714,289	Sweden Bonds Inflation-Linked 3.50%, 12/01/2028(1)(2)(3)	417,005
	United Kingdom - 1.1%
	U.K. Inflation-Linked Gilts
GBP 592,586	0.13%, 03/22/2026(1)(2)	741,378
589,470	0.13%, 08/10/2031(1)(2)	746,151
		1,487,529
	Total Foreign Government Obligations (cost $8,506,691)	$ 8,485,047
U.S. GOVERNMENT SECURITIES - 26.8%
	U.S. Treasury Securities - 26.8%
	U.S. Treasury Inflation-Protected Bonds - 4.9%
$ 145,676	0.13%, 07/15/2024(1)	$ 141,979
5,289,048	0.13%, 02/15/2052(1)	3,604,972
847,091	1.75%, 01/15/2028(1)	862,743
1,326,024	2.00%, 01/15/2026(1)	1,338,274
708,466	2.38%, 01/15/2027(1)	731,221
		6,679,189
	U.S. Treasury Inflation-Protected Notes - 21.9%
2,799,512	0.13%, 07/15/2024(1)	2,728,458
1,468,148	0.13%, 07/15/2026(1)	1,409,866
2,437,527	0.13%, 01/15/2030(1)	2,259,568
3,784,124	0.13%, 01/15/2031(1)	3,474,890
2,153,860	0.13%, 01/15/2032(1)	1,955,659
165,088	0.25%, 01/15/2025(1)	160,140
3,004,393	0.25%, 07/15/2029(1)	2,833,136
4,451,934	0.38%, 07/15/2025(1)	4,329,680
1,008,593	0.38%, 01/15/2027(1)	969,205
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 26.8% - (continued)
	U.S. Treasury Securities - 26.8% - (continued)
	U.S. Treasury Inflation-Protected Notes - 21.9% - (continued)
$ 721,523	0.50%, 04/15/2024(1)	$ 705,944
390,207	0.50%, 01/15/2028(1)	375,475
4,341,925	0.63%, 01/15/2026(1)	4,228,331
760,894	0.75%, 07/15/2028(1)	742,778
2,501,535	0.88%, 01/15/2029(1)	2,444,909
1,388,417	1.13%, 01/15/2033(1)	1,372,621
		29,990,660
	Total U.S. Government Securities (cost $36,488,866)	$ 36,669,849
COMMON STOCKS - 50.5%
	Automobiles & Components - 0.1%
171	Gentherm, Inc.*	$ 10,200
6,315	NOK Corp.	85,102
		95,302
	Banks - 1.2%
8,617	ABN AMRO Bank NV GDR(3)(4)	138,107
18,522	AIB Group PLC	79,655
42,880	Banco Bradesco SA ADR	120,064
8,287	Bank of Ireland Group PLC	85,712
33,114	BPER Banca	93,007
8,425	CaixaBank SA	31,186
3,612	KB Financial Group, Inc.	134,064
17,296	Mitsubishi UFJ Financial Group, Inc.	108,265
18,795	Resona Holdings, Inc.	93,674
4,524	Shinhan Financial Group Co. Ltd.	118,440
4,097	Societe Generale SA	99,509
19,939	Standard Chartered PLC	157,980
3,485	Sumitomo Mitsui Trust Holdings, Inc.	125,626
52,363	Unicaja Banco SA(3)	53,142
10,268	UniCredit SpA	203,465
		1,641,896
	Capital Goods - 1.6%
311	AerCap Holdings NV*	17,528
181	Airbus SE	25,346
87	AMETEK, Inc.	12,000
72	Ashtead Group PLC	4,151
1,099	AZEK Co., Inc.*	29,827
852	Builders FirstSource, Inc.*	80,744
6,491	Chiyoda Corp.*	19,149
2,175	Cie de Saint-Gobain	125,921
7,362	Flowserve Corp.	245,817
20,011	Fluor Corp.*	581,520
549	Fortune Brands Innovations, Inc.	35,515
3,015	Fugro NV*	42,751
88	Herc Holdings, Inc.	8,802
6,461	JGC Holdings Corp.	80,829
212	Johnson Controls International PLC	12,686
2,095	Masterbrand, Inc.*	16,907
435	Middleby Corp.*	61,283
1,078	PGT Innovations, Inc.*	27,661
142	Rush Enterprises, Inc. Class A	7,542
439	Spirit AeroSystems Holdings, Inc. Class A	13,065
1,959	TOTO Ltd.	67,001
4,123	Vinci SA	509,979
283	WESCO International, Inc.	40,752
156	Westinghouse Air Brake Technologies Corp.	15,236
1,788	WillScot Mobile Mini Holdings Corp.*	81,175
1,321	Zurn Elkay Water Solutions Corp. Class C	28,467
		2,191,654

The accompanying notes are an integral part of these financial statements.
73

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	Commercial & Professional Services - 0.2%
3,121	Adecco Group AG*	$ 107,351
420	Clean Harbors, Inc.*	60,967
51,077	Hays PLC	73,278
10,149	Pagegroup PLC	57,920
		299,516
	Consumer Discretionary Distribution & Retail - 0.0%
4,768	Xebio Holdings Co. Ltd.	42,315
	Consumer Durables & Apparel - 0.3%
1,587	Berkeley Group Holdings PLC	88,812
63	Cavco Industries, Inc.*	18,914
321	Century Communities, Inc.	21,616
126	DR Horton, Inc.	13,837
239	Lennar Corp. Class A	26,962
3,600	Sekisui House Ltd.	74,011
1,073	Skyline Champion Corp.*	79,585
54,348	Taylor Wimpey PLC	87,710
		411,447
	Consumer Services - 0.4%
1,450	H World Group Ltd. ADR*	68,005
766	Hyatt Hotels Corp. Class A*	87,554
5,205	Oriental Land Co. Ltd.	184,200
2,298	Whitbread PLC	94,062
857	Wynn Resorts Ltd.*	97,938
		531,759
	Consumer Staples Distribution & Retail - 0.2%
775	Alimentation Couche-Tard, Inc.	38,680
5,600	Carrefour SA	116,483
14,181	J Sainsbury PLC	49,279
		204,442
	Energy - 15.3%
1,287	Ampol Ltd.	25,679
29,774	ARC Resources Ltd.	369,854
3,475	Baker Hughes Co.	101,609
328,166	BP PLC	2,201,664
6,127	BP PLC ADR	246,796
6,692	Cameco Corp.	183,988
12,590	Cenovus Energy, Inc.	211,318
73	Cheniere Energy, Inc.	11,169
843	Chesapeake Energy Corp.	69,699
2,799	Chevron Corp.	471,855
582	Chord Energy Corp.	82,836
8,625	ConocoPhillips	887,426
3,948	Coterra Energy, Inc.	101,069
5,450	Diamondback Energy, Inc.	774,990
12,046	Enbridge, Inc.	478,959
16,354	ENEOS Holdings, Inc.	58,180
1,832	Enerplus Corp.	27,407
42,200	Eni SpA	637,533
4,994	EOG Resources, Inc.	596,633
1,585	EQT Corp.	55,221
19,137	Equinor ASA	550,974
170	Expro Group Holdings NV*	3,381
11,202	Exxon Mobil Corp.	1,325,645
154,778	Gazprom PJSC(5)	—
576	Golar LNG Ltd.*	13,075
7,675	Headwater Exploration, Inc.	35,235
11,926	Inpex Corp.	130,507
5,639	LUKOIL PJSC ADR*(5)	—
8,136	Marathon Oil Corp.	196,566
3,651	Marathon Petroleum Corp.	445,422
21,975	MOL Hungarian Oil & Gas PLC	178,201
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	Energy - 15.3% - (continued)
2,020	Neste Oyj	$ 97,898
200	Novatek PJSC GDR*(5)	—
3,723	Occidental Petroleum Corp.	229,076
30,366	Oil & Natural Gas Corp. Ltd.	59,221
1,202	OMV AG	56,882
87	Ovintiv, Inc.	3,139
25,870	Parex Resources, Inc.	525,286
3,929	PDC Energy, Inc.	255,581
7,655	Pembina Pipeline Corp.	251,993
10,162	Petroleo Brasileiro SA ADR	107,920
1,264	Phillips 66	125,136
540	Pioneer Natural Resources Co.	117,477
19,900	PTT Exploration & Production PCL	86,249
7,427	Reliance Industries Ltd.	220,561
25,423	Repsol SA	373,456
5,135	Schlumberger NV	253,412
24,435	Serica Energy PLC	73,036
47,416	Shell PLC	1,457,006
39,477	Shell PLC ADR	2,446,785
2,493	Sitio Royalties Corp. Class A(4)	63,297
9,973	Southwestern Energy Co.*	51,760
4,416	Subsea 7 SA	50,477
50,294	Surgutneftegas PJSC ADR*(5)	—
9,875	Targa Resources Corp.	745,859
10,464	TC Energy Corp.	434,903
18,191	Tenaris SA	260,227
26,880	TotalEnergies SE	1,717,630
681	Tourmaline Oil Corp.	30,596
10,250	Trican Well Service Ltd.	23,982
30,233	Ultrapar Participacoes SA	87,527
512	Vallourec SA*	5,849
4,852	Viper Energy Partners LP	142,843
2,678	Williams Cos., Inc.	81,036
3,617	Woodside Energy Group Ltd.	82,071
		20,991,062
	Equity Real Estate Investment Trusts (REITs) - 5.8%
1,550	Agree Realty Corp. REIT	105,385
2,488	American Tower Corp. REIT	508,522
3,274	Boardwalk REIT	140,157
8,938	British Land Co. PLC REIT	45,032
10,497	Brixmor Property Group, Inc. REIT	223,901
3,723	CapitaLand Ascott Trust REIT	3,023
7,761	CareTrust, Inc. REIT	151,262
67	Comforia Residential,Inc. REIT	167,622
2,134	Corporate Office Properties Trust REIT	48,847
3,727	CubeSmart REIT	169,541
11,665	Empire State Realty Trust, Inc. Class A, REIT	71,273
638	Equinix, Inc. REIT	461,963
5,510	Equity Residential REIT	348,508
36	Frontier Real Estate Investment Corp. REIT	130,067
1,231	Gecina SA REIT	137,038
2,891	Getty Realty Corp. REIT	96,357
10,698	Goodman Group REIT	137,915
82,830	Growthpoint Properties Ltd. REIT	57,643
1,477	ICADE REIT	69,369
3,949	Independence Realty Trust, Inc. REIT	65,751
2,408	Iron Mountain, Inc. REIT	133,018
164	Japan Hotel Investment Corp. REIT	92,659
63,200	Keppel DC REIT	102,186
6,193	Klepierre SA REIT	156,869
24,050	Land Securities Group PLC REIT	204,084
978	Life Storage, Inc. REIT	131,424

The accompanying notes are an integral part of these financial statements.
74

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 5.8% - (continued)
41,734	National Storage REIT	$ 69,511
69,734	NewRiver PLC REIT	70,987
3,612	Phillips Edison & Co., Inc. REIT	113,922
5,545	Plymouth Industrial, Inc. REIT	112,231
6,120	Prologis, Inc. REIT	766,530
876	Public Storage REIT	258,271
2,472	Rexford Industrial Realty, Inc. REIT	137,863
1,085	Ryman Hospitality Properties, Inc. REIT	97,281
5,700	Safestore Holdings PLC REIT	71,052
50,152	Shaftesbury Capital PLC REIT	74,248
967	Simon Property Group, Inc. REIT	109,580
53,208	Stockland REIT	157,728
3,868	Sun Communities, Inc. REIT	537,381
7,433	UDR, Inc. REIT	307,206
1,240	Ventas, Inc. REIT	59,582
7,755	Veris Residential, Inc. REIT*	126,794
10,908	VICI Properties, Inc. REIT	370,218
4,311	Welltower, Inc. REIT	341,517
2,205	WP Carey, Inc. REIT	163,611
		7,904,929
	Financial Services - 0.5%
110	ASX Ltd.	5,006
2,084	Bakkt Holdings, Inc.*	2,813
1,091	Berkshire Hathaway, Inc. Class B*	358,448
126	Block, Inc.*	7,660
5	CME Group, Inc.	929
610	Coinbase Global, Inc. Class A*(4)	32,812
8,432	Galaxy Digital Holdings Ltd.*	31,118
6	Interactive Brokers Group, Inc. Class A	467
8,586	UBS Group AG*	174,747
6	Visa, Inc. Class A	1,396
		615,396
	Food, Beverage & Tobacco - 0.3%
4,724	Archer-Daniels-Midland Co.	368,850
261,169	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	18,084
155,212	WH Group Ltd.(3)	86,413
		473,347
	Insurance - 0.4%
4,995	Assicurazioni Generali SpA	104,036
5,145	Dai-ichi Life Holdings, Inc.	95,701
3,377	MS&AD Insurance Group Holdings, Inc.	110,841
88,638	Old Mutual Ltd.	56,383
11,854	T&D Holdings, Inc.	145,168
5,306	Tongyang Life Insurance Co. Ltd.*	15,689
		527,818
	Materials - 16.2%
8,957	Agnico Eagle Mines Ltd.	508,131
2,994	Albemarle Corp.	555,267
63,533	Alrosa PJSC*(5)	—
49,311	Alumina Ltd.	50,048
5,231	Anglo American Platinum Ltd.	310,138
45,450	Anglo American PLC	1,400,504
13,510	Antofagasta PLC	248,489
27,724	ArcelorMittal SA	787,629
111,443	B2Gold Corp.	438,418
92,012	Barrick Gold Corp.	1,749,440
64,908	BHP Group Ltd.	1,910,861
7,466	Boliden AB(4)	266,811
344,452	Centamin PLC	447,057
8,382	Centerra Gold, Inc.	56,670
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	Materials - 16.2% - (continued)
3,920	CF Industries Holdings, Inc.	$ 280,594
89,177	China BlueChemical Ltd. Class H	23,572
15,556	Cleveland-Cliffs, Inc.*	239,251
1,860	Dowa Holdings Co. Ltd.	60,767
61,406	Dundee Precious Metals, Inc.	450,512
5,015	Eldorado Gold Corp.*	55,416
31,030	Endeavour Mining PLC	798,853
4,359	Eramet SA	424,599
82,036	Evolution Mining Ltd.	193,439
3,373	Evonik Industries AG	73,621
199	FMC Corp.	24,592
48,900	Fortescue Metals Group Ltd.	684,190
4,638	Franco-Nevada Corp.	703,808
20,400	Fresnillo PLC	182,563
134,512	Glencore PLC	793,975
2,053	HeidelbergCement AG	155,497
57,647	Hochschild Mining PLC	52,085
1,365	Holcim AG*	90,189
1,354	Imerys SA	55,661
19,270	Impala Platinum Holdings Ltd.	187,609
8,658	Kinross Gold Corp.	43,723
7,146	Kumba Iron Ore Ltd.	173,767
2,956	Kyoei Steel Ltd.	39,967
1,139	Louisiana-Pacific Corp.	68,044
26,080	Lundin Gold, Inc.	330,704
2,627	Maruichi Steel Tube Ltd.	59,426
1,301	MMC Norilsk Nickel PJSC ADR*(5)	—
6,802	Mondi PLC	108,392
19,599	Newmont Corp.	928,993
13,896	Nippon Steel Corp.	296,783
45,274	Norsk Hydro ASA	333,174
3,803	Nucor Corp.	563,529
13,557	Nufarm Ltd.	50,408
3,535	Nutrien Ltd.	245,234
21,789	OceanaGold Corp.	49,855
242,711	Ramelius Resources Ltd.	211,816
29,748	Rio Tinto PLC	1,891,151
130,739	Sibanye Stillwater Ltd.	289,042
263,926	Silver Lake Resources Ltd.*	222,497
120,944	South32 Ltd.	341,878
26,278	SSR Mining, Inc.	376,273
2,710	Steel Dynamics, Inc.	281,704
3,379	Taiheiyo Cement Corp.	60,589
9,570	Teck Resources Ltd. Class B	445,778
20,867	Torex Gold Resources, Inc.*	342,380
509	Vale SA ADR	7,335
1,221	Vicat SA	35,621
3,649	Yara International ASA	146,941
		22,205,260
	Real Estate Management & Development - 1.2%
67,600	Capitaland Investment Ltd.	189,228
949	CBRE Group, Inc. Class A*	72,750
43,800	Central Pattana PCL	87,222
49,830	CK Asset Holdings Ltd.	294,651
22,300	Corp. Inmobiliaria Vesta SAB de CV	70,449
931	Five Point Holdings LLC Class A*	2,281
4,888	Hufvudstaden AB Class A	69,702
6,440	Mitsubishi Estate Co. Ltd.	79,369
8,660	Mitsui Fudosan Co. Ltd.	172,005
1,815	Nexity SA	47,616
4,628	Nomura Real Estate Holdings, Inc.	115,325
620	PSP Swiss Property AG	73,012

The accompanying notes are an integral part of these financial statements.
75

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	Real Estate Management & Development - 1.2% - (continued)
86,511	Sino Land Co. Ltd.	$ 116,580
34,330	Wharf Real Estate Investment Co. Ltd.	197,971
		1,588,161
	Semiconductors & Semiconductor Equipment - 0.0%
29	Advanced Micro Devices, Inc.*	2,592
19	NVIDIA Corp.	5,272
		7,864
	Software & Services - 0.1%
18,131	Bitfarms Ltd.*	21,412
5,139	Cipher Mining, Inc.*(4)	11,871
6,167	Cleanspark, Inc.*(4)	24,113
4,295	Hive Blockchain Technologies Ltd.*	13,980
14,729	Hut 8 Mining Corp.*(4)	26,200
487	Marathon Digital Holdings, Inc.*(4)	4,904
20	Microsoft Corp.	6,145
130	MicroStrategy, Inc. Class A*(4)	42,690
3,648	Riot Platforms, Inc.*(4)	43,630
		194,945
	Technology Hardware & Equipment - 0.0%
5,730	Canaan, Inc. ADR*	16,159
	Telecommunication Services - 1.5%
40,534	BT Group PLC	80,958
10,996	Cellnex Telecom SA*(3)	462,976
12,200	KDDI Corp.	380,861
2,885	KT Corp.	64,747
2,708	KT Corp. ADR(4)	30,601
6,965	Mobile TeleSystems PJSC ADR*(5)	—
2,099	MTN Group Ltd.	14,743
13,528	Nippon Telegraph & Telephone Corp.	412,793
9,629	Orange SA	125,330
7,876	Proximus SADP	67,140
9,558	SK Telecom Co. Ltd.	340,585
11,905	Telefonica Brasil SA	98,146
		2,078,880
	Transportation - 0.6%
3,122	Canadian National Railway Co.	372,147
64	CH Robinson Worldwide, Inc.	6,456
609	JetBlue Airways Corp.*	4,348
96	Knight-Swift Transportation Holdings, Inc.	5,407
107	Ryanair Holdings PLC ADR*	10,228
41,446	Shanghai International Airport Co. Ltd. Class A*	321,872
6,102	Yamato Holdings Co. Ltd.	104,817
		825,275
	Utilities - 4.6%
16,909	AES Corp.	400,067
3,936	American Electric Power Co., Inc.	363,765
3,022	Atmos Energy Corp.	344,931
282,154	China Longyuan Power Group Corp. Ltd. Class H	296,111
30,553	Cia de Saneamento Basico do Estado de Sao Paulo SABESP*	282,571
2,725	Constellation Energy Corp.	210,915
3,323	Duke Energy Corp.	328,578
5,231	Edison International	385,002
51,054	Enel SpA	348,807
38,771	Engie SA(4)	620,502
16,100	ENN Energy Holdings Ltd.	220,757
8,796	Exelon Corp.	373,302
7,891	FirstEnergy Corp.	314,062
29,169	Iberdrola SA	377,975
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	Utilities - 4.6% - (continued)
28,727	National Grid PLC	$ 411,886
593	Ormat Technologies, Inc.	50,885
2,637	Public Service Enterprise Group, Inc.	166,658
7,357	RWE AG*	344,942
2,563	Sempra Energy	398,521
		6,240,237
	Total Common Stocks (cost $57,090,592)	$ 69,087,664
CLOSED END FUNDS - 0.0%
	Investment Company Securities - 0.0%
3,480	Sprott Physical Uranium Trust	$ 41,816
	Total Closed End Funds (cost $23,787)	$ 41,816
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
3,915	iShares Global Energy ETF (4)	$ 153,938
17,734	iShares MSCI Global Metals & Mining Producers ETF (4)	731,528
515	VanEck Agribusiness ETF	43,981
33,716	VanEck Gold Miners ETF	1,132,183
	Total Exchange-Traded Funds (cost $1,675,294)	$ 2,061,630
PREFERRED STOCKS - 0.1%
	Energy - 0.1%
151,300	Raizen SA (Preference Shares)	$ 96,765
	Total Preferred Stocks (cost $85,646)	$ 96,765
	Total Long-Term Investments (cost $103,870,876)	$ 116,442,771
SHORT-TERM INVESTMENTS - 13.9%
	Other Investment Pools & Funds - 12.6%
17,191,015	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.00%(6)	$ 17,191,015
	Repurchase Agreements - 0.0%
$ 29,359	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $29,371; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $29,955	29,359
	Securities Lending Collateral - 1.3%
278,996	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(6)	278,996
929,986	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(6)	929,986

The accompanying notes are an integral part of these financial statements.
76

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 13.9% - (continued)
	Securities Lending Collateral - 1.3% - (continued)
278,996	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(6)		$ 278,996
278,996	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(6)		278,996
			1,766,974
	Total Short-Term Investments (cost $18,987,348)		$ 18,987,348
	Total Investments (cost $122,858,224)	99.0%	$ 135,430,119
	Other Assets and Liabilities	1.0%	1,410,839
	Total Net Assets	100.0%	$ 136,840,958
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2023, the Fund invested 14.5% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $4,061,751, representing 3.0% of net assets.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $1,575,914, representing 1.2% of net assets.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	17	05/31/2023	$ 1,365,610	$ (16,670)
Brent Crude Oil Future	18	09/29/2023	1,413,540	(76,593)
Brent Crude Oil Future	21	10/31/2023	1,639,680	(23,580)
Copper Future	12	09/27/2023	1,169,250	(40,689)
Corn Future	13	09/14/2023	343,688	(25,683)
Cotton No. 2 Future	15	12/06/2023	608,250	1,553
Gasoline RBOB Future	9	08/31/2023	906,520	(3,477)
Gold 100oz Future	8	06/28/2023	1,599,280	98,304
Gold 100oz Future	14	12/27/2023	2,876,300	(15,702)
Lean Hogs Future	7	10/13/2023	236,250	6,323
Live Cattle Future	6	10/31/2023	402,300	1,207
LME Nickel Future	3	05/15/2023	436,257	131
LME Nickel Future	5	07/17/2023	727,170	(58,350)
LME Nickel Future	5	09/18/2023	729,420	26,178
LME Primary Aluminum Future	6	09/18/2023	356,925	(520)
LME Zinc Future	20	05/15/2023	1,322,875	(134,573)
LME Zinc Future	23	07/17/2023	1,521,737	(314,612)
LME Zinc Future	16	09/18/2023	1,060,600	(116,003)
Natural Gas Future	3	09/26/2025	124,260	(5,533)
Natural Gas Future	3	10/29/2025	134,040	4,247
Natural Gas Future	3	11/25/2025	145,320	15,527
NY Harbor ULSD Future	6	08/31/2023	605,329	(37,552)
Platinum Future	14	07/27/2023	763,070	87,759
The accompanying notes are an integral part of these financial statements.
77

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Futures Contracts Outstanding at April 30, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Primary Aluminum Future	4	05/15/2023	$ 237,200	$ 1,137
Primary Aluminum Future	6	07/17/2023	353,212	(19,835)
Silver Future	6	07/27/2023	756,780	(14,122)
Silver Future	2	09/27/2023	254,440	19,582
Soybean Future	13	11/14/2023	821,275	(40,250)
Soybean Meal Future	12	12/14/2023	486,240	(12,742)
Soybean Oil Future	8	12/14/2023	241,296	(10,977)
WTI Crude Future	9	06/20/2023	689,490	(40,429)
Total				$ (745,944)
Short position contracts:
LME Nickel Future	3	05/15/2023	$ 436,257	$ 54,234
LME Nickel Future	5	07/17/2023	727,170	10,474
LME Nickel Future	1	09/18/2023	145,884	(7,551)
LME Primary Aluminum Future	6	07/17/2023	353,212	(563)
LME Zinc Future	20	05/15/2023	1,322,875	277,706
LME Zinc Future	23	07/17/2023	1,521,737	207,369
LME Zinc Future	3	09/18/2023	198,863	13,620
Primary Aluminum Future	4	05/15/2023	237,200	13,136
TTF Gas 1st Line Future	1	09/29/2025	153,440	(1,645)
TTF Gas 1st Line Future	1	10/30/2025	157,230	(5,435)
TTF Gas 1st Line Future	1	11/27/2025	161,350	(9,555)
Total				$ 551,790
Total futures contracts				$ (194,154)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,465,000	AUD	981,313	USD	RBC	05/31/2023	$ (10,643)
1,532,000	AUD	1,036,298	USD	CIB	05/31/2023	(21,236)
1,825,000	CAD	1,348,378	USD	MSC	05/31/2023	(563)
276,500,000	JPY	2,062,809	USD	JPM	05/31/2023	(23,924)
7,210,000	NOK	677,961	USD	DEUT	05/31/2023	(306)
6,780,000	NOK	640,224	USD	MSC	05/31/2023	(2,984)
7,200,000	SEK	699,606	USD	UBS	05/31/2023	3,666
1,434,793	USD	2,142,000	AUD	RBC	05/31/2023	15,562
412,998	USD	555,000	CAD	SSG	05/31/2023	3,115
1,536,043	USD	2,079,000	CAD	MSC	05/31/2023	641
337,525	USD	460,000	CAD	RBC	05/31/2023	(2,198)
770,687	USD	699,000	EUR	UBS	05/31/2023	(1,003)
632,196	USD	575,000	EUR	MSC	05/31/2023	(2,598)
1,247,834	USD	1,136,000	EUR	SSG	05/31/2023	(6,299)
1,474,354	USD	1,184,000	GBP	BCLY	05/31/2023	(14,708)
3,765,026	USD	3,023,000	GBP	JPM	05/31/2023	(36,860)
1,287,178	USD	172,534,000	JPY	JPM	05/31/2023	14,928
419,639	USD	4,321,000	SEK	MSC	05/31/2023	(2,422)
Total foreign currency contracts						$ (87,832)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
78

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2023   (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$ 8,485,047	$ —	$ 8,485,047	$ —
U.S. Government Securities	36,669,849	—	36,669,849	—
Common Stocks
Automobiles & Components	95,302	10,200	85,102	—
Banks	1,641,896	120,064	1,521,832	—
Capital Goods	2,191,654	1,316,527	875,127	—
Commercial & Professional Services	299,516	60,967	238,549	—
Consumer Discretionary Distribution & Retail	42,315	—	42,315	—
Consumer Durables & Apparel	411,447	160,914	250,533	—
Consumer Services	531,759	253,497	278,262	—
Consumer Staples Distribution & Retail	204,442	38,680	165,762	—
Energy	20,991,062	12,754,010	8,237,052	—
Equity Real Estate Investment Trusts (REITs)	7,904,929	6,360,774	1,544,155	—
Financial Services	615,396	435,643	179,753	—
Food, Beverage & Tobacco	473,347	368,850	104,497	—
Insurance	527,818	—	527,818	—
Materials	22,205,260	9,544,504	12,660,756	—
Real Estate Management & Development	1,588,161	232,702	1,355,459	—
Semiconductors & Semiconductor Equipment	7,864	7,864	—	—
Software & Services	194,945	194,945	—	—
Technology Hardware & Equipment	16,159	16,159	—	—
Telecommunication Services	2,078,880	128,747	1,950,133	—
Transportation	825,275	398,586	426,689	—
Utilities	6,240,237	3,619,257	2,620,980	—
Closed End Funds	41,816	41,816	—	—
Exchange-Traded Funds	2,061,630	2,061,630	—	—
Preferred Stocks	96,765	96,765	—	—
Short-Term Investments	18,987,348	18,957,989	29,359	—
Foreign Currency Contracts(2)	37,912	—	37,912	—
Futures Contracts(2)	838,487	838,487	—	—
Total	$ 136,306,518	$ 58,019,577	$ 78,286,941	$ —
Liabilities
Foreign Currency Contracts(2)	$ (125,744)	$ —	$ (125,744)	$ —
Futures Contracts(2)	(1,032,641)	(1,032,641)	—	—
Total	$ (1,158,385)	$ (1,032,641)	$ (125,744)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
79

Hartford Multi-Strategy Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Bank of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
EUR	Euro Member Countries
GBP	British Pound
IDR	Indonesia Rupiah
JPY	Japan Yen
KZT	Kazakhstan Tenge
NOK	Norway Krone
PEN	Peru Nuevo Sol
RON	Romania New Leu
SEK	Sweden Krona
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
Tbk	Terbuka
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

80

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Assets:
Investments in securities, at market value(1)	$ 13,562,364,585	$ 59,968,580	$ 5,546,106	$ 71,420
Repurchase agreements	48,442,949	837,359	—	—
Investments in affiliated investment companies, at market value	—	13,845,676	1,363,469,954	102,198,939
Cash	196,040,829	3,222,874	—	131,186
Cash collateral held for securities on loan	3,376,261	21,915	—	—
Foreign currency	8,742,277	16,597	—	—
Unrealized appreciation on foreign currency contracts	305,588	—	—	—
Receivables:
From affiliates	—	7,601	—	—
Investment securities sold	44,330,353	19,609	974,973	70,178
Fund shares sold	14,413,365	480	194,235	3,916
Dividends and interest	87,215,301	252,743	1,310,381	50,322
Securities lending income	52,476	168	—	—
Variation margin on futures contracts	—	39,090	—	—
Variation margin on centrally cleared swap contracts	38,287	—	—	—
Tax reclaims	2,870,231	72,228	—	—
Other assets	217,124	86,250	82,731	59,875
Total assets	13,968,409,626	78,391,170	1,371,578,380	102,585,836
Liabilities:
Unrealized depreciation on foreign currency contracts	1,118,391	33,296	—	—
Obligation to return securities lending collateral	67,525,218	438,304	—	—
Cash collateral due to broker on swap contracts	60,000	—	—	—
Payables:
Investment securities purchased	126,837,644	260,684	—	—
Fund shares redeemed	14,282,135	107,824	1,380,267	100,884
Investment management fees	5,826,762	20,454	—	8,501
Transfer agent fees	1,558,657	20,162	230,051	22,105
Accounting services fees	865,209	6,551	94,445	8,645
Board of Directors' fees	57,607	357	5,982	482
Variation margin on futures contracts	87,158	—	—	—
Foreign taxes	—	571	—	—
Distribution fees	415,664	2,634	50,436	3,931
Distributions payable	—	15	—	—
Accrued expenses	321,625	32,229	41,610	13,424
Total liabilities	218,956,070	923,081	1,802,791	157,972
Net assets	$ 13,749,453,556	$ 77,468,089	$ 1,369,775,589	$ 102,427,864
Summary of Net Assets:
Capital stock and paid-in-capital	$ 13,302,337,086	$ 103,404,677	$ 1,325,000,014	$ 107,194,040
Distributable earnings (loss)	447,116,470	(25,936,588)	44,775,575	(4,766,176)
Net assets	$ 13,749,453,556	$ 77,468,089	$ 1,369,775,589	$ 102,427,864
Shares authorized	1,990,000,000	560,000,000	850,000,000	400,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 13.92	$ 9.00	$ 9.05	$ 10.24
Maximum offering price per share	14.73	9.42	9.58	10.84
Shares outstanding	310,358,927	6,649,524	133,897,503	8,845,779
Net Assets	$ 4,319,759,284	$ 59,840,060	$ 1,211,939,099	$ 90,591,296
Class C: Net asset value per share	$ 13.67	$ 9.03	$ 8.98	$ 10.18
Shares outstanding	138,574,520	640,252	7,322,022	601,992
Net Assets	$ 1,894,432,355	$ 5,778,715	$ 65,777,240	$ 6,127,306
Class I: Net asset value per share	$ 13.92	$ 8.98	$ 9.07	$ 10.25
Shares outstanding	313,466,982	979,066	8,293,179	220,116
Net Assets	$ 4,364,225,016	$ 8,794,559	$ 75,230,257	$ 2,256,539
Class R3: Net asset value per share	$ 13.99	$ 9.01	$ 9.00	$ 10.24
Shares outstanding	9,593,036	61,184	1,022,640	133,023
Net Assets	$ 134,162,443	$ 551,146	$ 9,207,056	$ 1,362,259
The accompanying notes are an integral part of these financial statements.
81

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Class R4: Net asset value per share	$ 13.99	$ 8.95	$ 9.01	$ 10.22
Shares outstanding	4,918,141	16,873	348,774	59,560
Net Assets	$ 68,825,792	$ 151,088	$ 3,142,957	$ 608,774
Class R5: Net asset value per share	$ 14.01	$ 8.95	$ 8.88	$ 10.25
Shares outstanding	2,947,873	1,081	68,886	129,926
Net Assets	$ 41,308,403	$ 9,672	$ 611,773	$ 1,331,397
Class R6: Net asset value per share	$ 14.11	$ 8.97	$ —	$ —
Shares outstanding	19,422,871	1,424	—	—
Net Assets	$ 274,035,063	$ 12,772	$ —	$ —
Class Y: Net asset value per share	$ 14.11	$ 8.93	$ —	$ —
Shares outstanding	4,008,640	254,206	—	—
Net Assets	$ 56,579,263	$ 2,269,515	$ —	$ —
Class F: Net asset value per share	$ 13.93	$ 8.91	$ 9.06	$ 10.26
Shares outstanding	186,372,689	6,799	426,632	14,652
Net Assets	$ 2,596,125,937	$ 60,562	$ 3,867,207	$ 150,293
Cost of investments	$ 13,119,060,963	$ 58,646,490	$ 5,546,106	$ 71,420
Cost of investments in affiliated investments	$ —	$ 13,504,379	$ 1,320,900,878	$ 105,270,091
Cost of foreign currency	$ 8,756,529	$ 16,593	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ 65,703,104	$ 421,849	$ —	$ —
The accompanying notes are an integral part of these financial statements.
82

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Assets:
Investments in securities, at market value(1)	$ 776,899	$ 404,202	$ 652,276,159	$ 135,400,760
Repurchase agreements	—	—	1,448,398	29,359
Investments in affiliated investment companies, at market value	505,744,971	319,191,008	—	—
Cash	204,980	222,380	6,414,809	—
Cash collateral due from broker on futures contracts	—	—	695,300	2,300,046
Cash collateral held for securities on loan	—	—	378,515	92,999
Foreign currency	—	—	456,332	192,523
Unrealized appreciation on foreign currency contracts	—	—	—	37,912
Receivables:
From affiliates	—	—	—	27,781
Investment securities sold	168,855	175,081	3,897,190	986,046
Fund shares sold	60,543	88,933	88,244	541,391
Dividends and interest	84,079	108,208	4,432,291	386,295
Securities lending income	—	—	3,755	1,382
Variation margin on futures contracts	—	—	—	120,841
Tax reclaims	—	—	305,577	74,821
Other assets	64,309	62,913	77,417	80,403
Total assets	507,104,636	320,252,725	670,473,987	140,272,559
Liabilities:
Due to custodian	—	—	—	536,893
Unrealized depreciation on foreign currency contracts	—	—	187,710	125,744
Obligation to return securities lending collateral	—	—	7,570,298	1,859,973
Unfunded loan commitments	—	—	185,653	—
Payables:
Investment securities purchased	—	—	6,438,988	518,762
Fund shares redeemed	316,903	230,037	768,517	222,654
Investment management fees	41,579	26,320	312,766	100,915
Transfer agent fees	125,157	72,776	148,211	25,663
Accounting services fees	38,845	26,944	52,041	13,995
Board of Directors' fees	2,082	1,418	2,896	667
Variation margin on futures contracts	—	—	581,265	—
Foreign taxes	—	—	7,782	225
Distribution fees	18,212	11,314	20,626	1,393
Accrued expenses	23,543	18,555	55,970	24,717
Total liabilities	566,321	387,364	16,332,723	3,431,601
Net assets	$ 506,538,315	$ 319,865,361	$ 654,141,264	$ 136,840,958
Summary of Net Assets:
Capital stock and paid-in-capital	$ 476,047,198	$ 315,501,766	$ 699,478,842	$ 236,181,961
Distributable earnings (loss)	30,491,117	4,363,595	(45,337,578)	(99,341,003)
Net assets	$ 506,538,315	$ 319,865,361	$ 654,141,264	$ 136,840,958
Shares authorized	400,000,000	4,300,000,000	845,000,000	710,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 12.19	$ 11.13	$ 18.21	$ 8.76
Maximum offering price per share	12.90	11.78	19.27	9.27
Shares outstanding	38,365,113	25,248,682	27,116,533	3,515,550
Net Assets	$ 467,610,826	$ 281,045,375	$ 493,777,860	$ 30,806,090
Class C: Net asset value per share	$ 12.16	$ 11.09	$ 18.31	$ 8.52
Shares outstanding	1,464,035	824,879	1,663,598	290,863
Net Assets	$ 17,800,748	$ 9,149,616	$ 30,461,122	$ 2,479,450
Class I: Net asset value per share	$ 12.10	$ 11.18	$ 18.17	$ 8.77
Shares outstanding	765,559	712,614	3,204,225	5,056,081
Net Assets	$ 9,260,411	$ 7,965,414	$ 58,208,732	$ 44,366,157
Class R3: Net asset value per share	$ 11.84	$ 10.94	$ 18.54	$ 8.82
Shares outstanding	479,791	1,104,547	34,226	16,093
Net Assets	$ 5,679,532	$ 12,086,236	$ 634,409	$ 141,865
The accompanying notes are an integral part of these financial statements.
83

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Class R4: Net asset value per share	$ 12.13	$ 11.16	$ 18.57	$ 8.81
Shares outstanding	152,682	215,993	41,740	2,645
Net Assets	$ 1,852,521	$ 2,410,700	$ 775,166	$ 23,294
Class R5: Net asset value per share	$ 12.20	$ 11.19	$ 18.56	$ 8.70
Shares outstanding	304,524	593,907	5,362	37,278
Net Assets	$ 3,716,373	$ 6,645,317	$ 99,493	$ 324,290
Class R6: Net asset value per share	$ —	$ —	$ 18.55	$ 8.77
Shares outstanding	—	—	16,489	1,451
Net Assets	$ —	$ —	$ 305,935	$ 12,724
Class Y: Net asset value per share	$ —	$ —	$ 18.57	$ 8.77
Shares outstanding	—	—	234,842	3,656,834
Net Assets	$ —	$ —	$ 4,360,855	$ 32,075,663
Class F: Net asset value per share	$ 12.11	$ 11.18	$ 18.15	$ 8.77
Shares outstanding	51,040	50,340	3,609,826	3,032,667
Net Assets	$ 617,904	$ 562,703	$ 65,517,692	$ 26,611,425
Cost of investments	$ 776,899	$ 404,202	$ 659,995,780	$ 122,858,224
Cost of investments in affiliated investments	$ 479,133,384	$ 312,989,799	$ —	$ —
Cost of foreign currency	$ —	$ —	$ 456,716	$ 200,785
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ 9,034,916	$ 1,756,556
The accompanying notes are an integral part of these financial statements.
84

Hartford Multi-Strategy Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Investment Income:
Dividends	$ 106,594,394	$ 537,697	$ —	$ —
Dividends from affiliated investment companies	—	182,518	15,337,757	1,496,777
Interest	180,486,500	608,047	80,621	5,263
Securities lending	199,069	2,182	—	—
Less: Foreign tax withheld	(1,901,986)	(33,071)	—	—
Total investment income, net	285,377,977	1,297,373	15,418,378	1,502,040
Expenses:
Investment management fees	35,429,308	127,014	—	52,168
Transfer agent fees
Class A	1,623,804	45,043	553,660	52,999
Class C	869,036	5,309	44,689	4,296
Class I	1,785,210	4,898	40,269	1,054
Class R3	137,477	569	10,127	1,700
Class R4	58,441	125	2,337	449
Class R5	20,849	5	343	703
Class R6	4,716	—	—	—
Class Y	42,325	837	—	—
Class F	15,222	1	53	3
Distribution fees
Class A	5,343,605	76,083	1,502,511	115,491
Class C	10,010,578	30,823	351,785	30,983
Class R3	334,645	1,318	23,274	4,154
Class R4	89,481	185	3,825	709
Custodian fees	81,223	7,581	1,032	390
Registration and filing fees	164,155	56,847	57,742	47,616
Accounting services fees	1,000,350	7,873	108,461	10,369
Board of Directors' fees	190,210	1,120	18,857	1,478
Audit and tax fees	19,095	22,028	10,459	10,456
Other expenses	567,143	11,759	70,981	11,368
Total expenses (before waivers, reimbursements and fees paid indirectly)	57,786,873	399,418	2,800,405	346,386
Expense waivers	—	(49,328)	—	—
Distribution fee reimbursements	(12,989)	(558)	(6,558)	(1,923)
Commission recapture	(15,014)	(33)	—	—
Total waivers, reimbursements and fees paid indirectly	(28,003)	(49,919)	(6,558)	(1,923)
Total expenses	57,758,870	349,499	2,793,847	344,463
Net Investment Income (Loss)	227,619,107	947,874	12,624,531	1,157,577
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from underlying funds	—	—	44,057,048	784,882
Investments	(67,903,154)	234,414	—	—
Less: Foreign taxes paid on realized capital gains	(1,114)	(58)	—	—
Investments in affiliated investment companies	—	160,192	(12,949,290)	(1,241,765)
Purchased options contracts	—	(722,226)	—	—
Futures contracts	(2,757,014)	(507,784)	—	—
Swap contracts	1,713,577	—	—	—
Foreign currency contracts	(3,934,719)	(785,989)	—	—
Other foreign currency transactions	517,231	5,452	—	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(72,365,193)	(1,615,999)	31,107,758	(456,883)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	677,302,645	4,115,433	—	—
Investments in affiliated investment companies	—	873,179	43,847,767	6,547,601
Purchased options contracts	—	(14,521)	—	—
Futures contracts	395,755	747,580	—	—
Swap contracts	1,534,382	—	—	—
Foreign currency contracts	(1,516,191)	26,173	—	—
Translation of other assets and liabilities in foreign currencies	254,336	7,965	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	677,970,927	5,755,809	43,847,767	6,547,601
The accompanying notes are an integral part of these financial statements.
85

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	605,605,734	4,139,810	74,955,525	6,090,718
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 833,224,841	$ 5,087,684	$ 87,580,056	$ 7,248,295
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ (25)	$ —	$ —
The accompanying notes are an integral part of these financial statements.
86

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Investment Income:
Dividends	$ —	$ —	$ 5,606,846	$ 1,602,737
Dividends from affiliated investment companies	6,014,082	4,226,304	—	—
Interest	26,216	16,443	11,030,809	1,560,574
Securities lending	—	—	19,673	12,717
Less: Foreign tax withheld	—	—	(318,936)	(107,846)
Total investment income, net	6,040,298	4,242,747	16,338,392	3,068,182
Expenses:
Investment management fees	250,752	159,902	1,901,852	677,227
Transfer agent fees
Class A	312,278	168,311	354,102	20,905
Class C	21,127	9,325	23,329	1,665
Class I	4,655	4,008	28,578	27,880
Class R3	6,035	12,759	650	120
Class R4	1,641	2,084	602	18
Class R5	2,021	3,343	56	168
Class R6	—	—	6	—
Class Y	—	—	2,318	21,314
Class F	11	10	711	454
Distribution fees
Class A	577,594	350,355	613,021	39,753
Class C	92,654	48,932	166,118	13,353
Class R3	14,488	30,092	1,511	307
Class R4	2,415	3,071	928	28
Custodian fees	584	494	17,099	19,957
Registration and filing fees	50,010	48,421	62,203	69,274
Accounting services fees	44,638	31,082	59,731	16,895
Board of Directors' fees	6,836	4,453	9,211	2,149
Audit and tax fees	10,458	10,456	24,249	24,988
Other expenses	33,562	22,401	48,991	12,967
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,431,759	909,499	3,315,266	949,422
Expense waivers	—	—	—	(97,612)
Management fee waivers	—	—	—	(72,487)
Distribution fee reimbursements	(10,694)	(6,480)	(14,366)	(186)
Total waivers, reimbursements and fees paid indirectly	(10,694)	(6,480)	(14,366)	(170,285)
Total expenses	1,421,065	903,019	3,300,900	779,137
Net Investment Income (Loss)	4,619,233	3,339,728	13,037,492	2,289,045
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from underlying funds	8,563,241	3,956,266	—	—
Investments	—	—	(7,330,791)	2,884,431
Investments in affiliated investment companies	(5,206,864)	(3,688,828)	—	—
Purchased options contracts	—	—	(1,735,323)	—
Futures contracts	—	—	(1,573,309)	470,110
Foreign currency contracts	—	—	(4,926,355)	24,886
Other foreign currency transactions	—	—	(36,831)	5,708
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	3,356,377	267,438	(15,602,609)	3,385,135
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	—	—	51,224,725	8,569,053
Investments in affiliated investment companies	31,877,104	21,337,593	—	—
Futures contracts	—	—	2,745,099	745,693
Foreign currency contracts	—	—	47,082	(67,982)
Translation of other assets and liabilities in foreign currencies	—	—	23,462	7,379
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	31,877,104	21,337,593	54,040,368	9,254,143
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	35,233,481	21,605,031	38,437,759	12,639,278
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 39,852,714	$ 24,944,759	$ 51,475,251	$ 14,928,323
The accompanying notes are an integral part of these financial statements.
87

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ (7,782)	$ (225)
The accompanying notes are an integral part of these financial statements.
88

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		Hartford AARP Balanced Retirement Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 227,619,107	$ 372,421,270	$ 947,874	$ 2,050,484
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(72,365,193)	436,388,625	(1,615,999)	2,351,191
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	677,970,927	(2,641,007,783)	5,755,809	(13,617,461)
Net Increase (Decrease) in Net Assets Resulting from Operations	833,224,841	(1,832,197,888)	5,087,684	(9,215,786)
Distributions to Shareholders:
Class A	(204,598,552)	(327,532,722)	(2,479,245)	(1,800,782)
Class C	(91,362,898)	(172,606,987)	(223,499)	(143,880)
Class I	(213,067,933)	(348,977,905)	(384,261)	(301,208)
Class R3	(6,150,794)	(9,922,367)	(20,504)	(16,390)
Class R4	(3,465,552)	(6,163,546)	(6,099)	(6,825)
Class R5	(1,972,236)	(3,092,116)	(403)	(8,368)
Class R6	(12,817,361)	(20,490,364)	(537)	(403)
Class Y	(4,049,325)	(8,971,441)	(117,697)	(53,269)
Class F	(125,967,043)	(198,331,981)	(2,563)	(2,686)
Total distributions	(663,451,694)	(1,096,089,429)	(3,234,808)	(2,333,811)
Capital Share Transactions:
Sold	1,193,151,332	2,624,946,970	2,824,605	5,463,706
Issued on reinvestment of distributions	625,672,284	1,029,875,257	3,073,857	2,209,899
Redeemed	(1,767,691,570)	(3,093,893,183)	(9,230,723)	(17,368,210)
Net increase (decrease) from capital share transactions	51,132,046	560,929,044	(3,332,261)	(9,694,605)
Net Increase (Decrease) in Net Assets	220,905,193	(2,367,358,273)	(1,479,385)	(21,244,202)
Net Assets:
Beginning of period	13,528,548,363	15,895,906,636	78,947,474	100,191,676
End of period	$ 13,749,453,556	$ 13,528,548,363	$ 77,468,089	$ 78,947,474
The accompanying notes are an integral part of these financial statements.
89

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Checks and Balances Fund		The Hartford Conservative Allocation Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 12,624,531	$ 18,716,536	$ 1,157,577	$ 2,410,910
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	31,107,758	103,667,778	(456,883)	96,242
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	43,847,767	(350,048,634)	6,547,601	(22,984,530)
Net Increase (Decrease) in Net Assets Resulting from Operations	87,580,056	(227,664,320)	7,248,295	(20,477,378)
Distributions to Shareholders:
Class A	(90,382,711)	(93,225,862)	(2,301,782)	(5,636,114)
Class C	(5,297,897)	(5,992,556)	(110,464)	(319,532)
Class I	(5,737,799)	(6,590,547)	(55,709)	(100,163)
Class R3	(678,639)	(691,580)	(36,013)	(98,163)
Class R4	(235,130)	(220,567)	(13,824)	(32,145)
Class R5	(45,906)	(43,948)	(34,494)	(73,668)
Class F	(299,610)	(148,886)	(4,049)	(8,240)
Total distributions	(102,677,692)	(106,913,946)	(2,556,335)	(6,268,025)
Capital Share Transactions:
Sold	51,368,375	103,250,305	5,498,918	13,078,152
Issued on reinvestment of distributions	102,027,298	106,285,230	2,523,847	6,188,026
Redeemed	(137,075,351)	(229,810,942)	(13,916,018)	(27,304,058)
Net increase (decrease) from capital share transactions	16,320,322	(20,275,407)	(5,893,253)	(8,037,880)
Net Increase (Decrease) in Net Assets	1,222,686	(354,853,673)	(1,201,293)	(34,783,283)
Net Assets:
Beginning of period	1,368,552,903	1,723,406,576	103,629,157	138,412,440
End of period	$ 1,369,775,589	$ 1,368,552,903	$ 102,427,864	$ 103,629,157
The accompanying notes are an integral part of these financial statements.
90

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Allocation Fund		Hartford Moderate Allocation Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 4,619,233	$ 10,865,856	$ 3,339,728	$ 7,146,396
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	3,356,377	24,427,378	267,438	9,083,505
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	31,877,104	(145,357,065)	21,337,593	(84,104,884)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,852,714	(110,063,831)	24,944,759	(67,874,983)
Distributions to Shareholders:
Class A	(28,629,289)	(42,918,541)	(13,262,953)	(22,591,682)
Class C	(1,014,204)	(1,846,647)	(384,244)	(799,359)
Class I	(605,522)	(902,133)	(414,093)	(712,337)
Class R3	(352,337)	(498,086)	(529,029)	(964,742)
Class R4	(132,871)	(225,267)	(118,606)	(206,550)
Class R5	(245,764)	(365,301)	(320,496)	(496,255)
Class F	(38,464)	(64,193)	(25,460)	(38,761)
Total distributions	(31,018,451)	(46,820,168)	(15,054,881)	(25,809,686)
Capital Share Transactions:
Sold	11,748,028	26,863,035	9,191,492	23,516,996
Issued on reinvestment of distributions	30,615,299	46,203,570	14,886,746	25,550,197
Redeemed	(34,985,104)	(74,579,011)	(30,128,459)	(59,519,034)
Net increase (decrease) from capital share transactions	7,378,223	(1,512,406)	(6,050,221)	(10,451,841)
Net Increase (Decrease) in Net Assets	16,212,486	(158,396,405)	3,839,657	(104,136,510)
Net Assets:
Beginning of period	490,325,829	648,722,234	316,025,704	420,162,214
End of period	$ 506,538,315	$ 490,325,829	$ 319,865,361	$ 316,025,704
The accompanying notes are an integral part of these financial statements.
91

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Multi-Asset Income Fund		Hartford Real Asset Fund (Consolidated)
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 13,037,492	$ 21,913,480	$ 2,289,045	$ 5,080,049
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(15,602,609)	(10,603,310)	3,385,135	(3,079,306)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	54,040,368	(124,989,248)	9,254,143	(12,219,763)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,475,251	(113,679,078)	14,928,323	(10,219,020)
Distributions to Shareholders:
Class A	(15,354,696)	(42,673,888)	(1,497,520)	(3,234,106)
Class C	(890,349)	(3,398,106)	(130,465)	(106,616)
Class I	(2,030,554)	(6,813,747)	(2,295,986)	(4,051,406)
Class R3	(17,492)	(66,431)	(5,159)	(19,581)
Class R4	(22,674)	(64,050)	(1,013)	(2,102)
Class R5	(3,248)	(12,817)	(13,008)	(54,965)
Class R6	(10,517)	(25,541)	(443)	—
Class Y	(136,986)	(471,292)	(2,223,545)	(11,345,598)
Class F	(2,189,452)	(6,060,526)	(1,582,877)	(573,023)
Total distributions	(20,655,968)	(59,586,398)	(7,750,016)	(19,387,397)
Capital Share Transactions:
Sold	30,883,137	43,273,249	31,773,412	137,471,840
Issued on reinvestment of distributions	20,356,821	58,699,406	7,689,169	19,168,103
Redeemed	(74,838,494)	(157,268,548)	(62,153,849)	(74,594,913)
Net increase (decrease) from capital share transactions	(23,598,536)	(55,295,893)	(22,691,268)	82,045,030
Net Increase (Decrease) in Net Assets	7,220,747	(228,561,369)	(15,512,961)	52,438,613
Net Assets:
Beginning of period	646,920,517	875,481,886	152,353,919	99,915,306
End of period	$ 654,141,264	$ 646,920,517	$ 136,840,958	$ 152,353,919
The accompanying notes are an integral part of these financial statements.
92

Hartford Multi-Strategy Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 13.75	$ 0.23	$ 0.61	$ 0.84	$ (0.25)	$ (0.42)	$ (0.67)	$ 13.92	6.22% (5)	$ 4,319,759	0.87% (6)	0.87% (6)	3.28% (6)	29%
C	13.51	0.17	0.61	0.78	(0.20)	(0.42)	(0.62)	13.67	5.84 (5)	1,894,432	1.63 (6)	1.63 (6)	2.52 (6)	29
I	13.75	0.24	0.62	0.86	(0.27)	(0.42)	(0.69)	13.92	6.35 (5)	4,364,225	0.63 (6)	0.63 (6)	3.52 (6)	29
R3	13.81	0.20	0.63	0.83	(0.23)	(0.42)	(0.65)	13.99	6.07 (5)	134,162	1.25 (6)	1.24 (6)	2.90 (6)	29
R4	13.82	0.22	0.61	0.83	(0.24)	(0.42)	(0.66)	13.99	6.14 (5)	68,826	0.96 (6)	0.96 (6)	3.19 (6)	29
R5	13.84	0.24	0.62	0.86	(0.27)	(0.42)	(0.69)	14.01	6.30 (5)	41,308	0.65 (6)	0.65 (6)	3.50 (6)	29
R6	13.93	0.25	0.62	0.87	(0.27)	(0.42)	(0.69)	14.11	6.38 (5)	274,035	0.55 (6)	0.55 (6)	3.60 (6)	29
Y	13.93	0.24	0.62	0.86	(0.26)	(0.42)	(0.68)	14.11	6.31 (5)	56,579	0.65 (6)	0.65 (6)	3.45 (6)	29
F	13.76	0.25	0.61	0.86	(0.27)	(0.42)	(0.69)	13.93	6.39 (5)	2,596,126	0.55 (6)	0.55 (6)	3.60 (6)	29
For the Year Ended October 31, 2022
A	$ 16.72	$ 0.37	$ (2.21)	$ (1.84)	$ (0.37)	$ (0.76)	$ (1.13)	$ 13.75	(11.62)%	$ 4,167,360	0.86%	0.86%	2.50%	60%
C	16.45	0.26	(2.18)	(1.92)	(0.26)	(0.76)	(1.02)	13.51	(12.33)	2,053,985	1.62	1.62	1.73	60
I	16.72	0.41	(2.21)	(1.80)	(0.41)	(0.76)	(1.17)	13.75	(11.41)	4,254,506	0.62	0.62	2.74	60
R3	16.79	0.32	(2.22)	(1.90)	(0.32)	(0.76)	(1.08)	13.81	(11.96)	132,616	1.24	1.23	2.12	60
R4	16.80	0.36	(2.22)	(1.86)	(0.36)	(0.76)	(1.12)	13.82	(11.71)	72,765	0.94	0.94	2.41	60
R5	16.82	0.41	(2.23)	(1.82)	(0.40)	(0.76)	(1.16)	13.84	(11.42)	38,799	0.64	0.64	2.71	60
R6	16.92	0.43	(2.24)	(1.81)	(0.42)	(0.76)	(1.18)	13.93	(11.32)	252,429	0.54	0.54	2.82	60
Y	16.92	0.41	(2.24)	(1.83)	(0.40)	(0.76)	(1.16)	13.93	(11.42)	88,076	0.64	0.64	2.70	60
F	16.73	0.42	(2.21)	(1.79)	(0.42)	(0.76)	(1.18)	13.76	(11.32)	2,468,012	0.54	0.54	2.83	60
For the Year Ended October 31, 2021
A	$ 14.53	$ 0.33	$ 2.26	$ 2.59	$ (0.33)	$ (0.07)	$ (0.40)	$ 16.72	17.97%	$ 4,748,602	0.86%	0.86%	2.08%	44%
C	14.29	0.21	2.22	2.43	(0.20)	(0.07)	(0.27)	16.45	17.16	2,859,547	1.61	1.61	1.34	44
I	14.53	0.37	2.25	2.62	(0.36)	(0.07)	(0.43)	16.72	18.26	4,859,868	0.61	0.61	2.33	44
R3	14.59	0.28	2.25	2.53	(0.26)	(0.07)	(0.33)	16.79	17.51	153,099	1.24	1.24	1.71	44
R4	14.59	0.32	2.27	2.59	(0.31)	(0.07)	(0.38)	16.80	17.93	93,401	0.94	0.94	2.01	44
R5	14.61	0.37	2.27	2.64	(0.36)	(0.07)	(0.43)	16.82	18.25	43,487	0.64	0.64	2.31	44
R6	14.70	0.39	2.28	2.67	(0.38)	(0.07)	(0.45)	16.92	18.33	285,749	0.54	0.54	2.40	44
Y	14.70	0.38	2.27	2.65	(0.36)	(0.07)	(0.43)	16.92	18.21	132,364	0.64	0.64	2.31	44
F	14.54	0.39	2.25	2.64	(0.38)	(0.07)	(0.45)	16.73	18.33	2,719,790	0.53	0.53	2.40	44
For the Year Ended October 31, 2020
A	$ 14.76	$ 0.35	$ (0.10)	$ 0.25	$ (0.35)	$ (0.13)	$ (0.48)	$ 14.53	1.75%	$ 3,747,275	0.89%	0.89%	2.44%	63%
C	14.53	0.24	(0.11)	0.13	(0.24)	(0.13)	(0.37)	14.29	0.92	2,994,151	1.64	1.64	1.70	63
I	14.77	0.39	(0.12)	0.27	(0.38)	(0.13)	(0.51)	14.53	1.94	3,960,448	0.63	0.63	2.69	63
R3	14.82	0.31	(0.12)	0.19	(0.29)	(0.13)	(0.42)	14.59	1.36	154,953	1.24	1.24	2.10	63
R4	14.83	0.35	(0.12)	0.23	(0.34)	(0.13)	(0.47)	14.59	1.60	88,942	0.95	0.95	2.38	63
R5	14.85	0.39	(0.12)	0.27	(0.38)	(0.13)	(0.51)	14.61	1.90	42,220	0.66	0.66	2.67	63
R6	14.93	0.40	(0.11)	0.29	(0.39)	(0.13)	(0.52)	14.70	2.06	240,876	0.56	0.56	2.74	63
Y	14.93	0.39	(0.11)	0.28	(0.38)	(0.13)	(0.51)	14.70	1.96	154,356	0.67	0.66	2.67	63
F	14.77	0.40	(0.10)	0.30	(0.40)	(0.13)	(0.53)	14.54	2.08	2,131,158	0.56	0.56	2.76	63
The accompanying notes are an integral part of these financial statements.
93

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund – (continued)
For the Year Ended October 31, 2019
A	$ 13.86	$ 0.38	$ 1.43	$ 1.81	$ (0.38)	$ (0.53)	$ (0.91)	$ 14.76	13.88%	$ 3,517,691	0.90%	0.90%	2.73%	54%
C	13.65	0.28	1.41	1.69	(0.28)	(0.53)	(0.81)	14.53	13.08	3,365,430	1.65	1.65	1.99	54
I	13.86	0.42	1.44	1.86	(0.42)	(0.53)	(0.95)	14.77	14.24	3,670,729	0.65	0.65	2.98	54
R3	13.90	0.34	1.44	1.78	(0.33)	(0.53)	(0.86)	14.82	13.54	190,851	1.26	1.26	2.38	54
R4	13.91	0.38	1.44	1.82	(0.37)	(0.53)	(0.90)	14.83	13.88	103,304	0.97	0.97	2.68	54
R5	13.93	0.42	1.45	1.87	(0.42)	(0.53)	(0.95)	14.85	14.14	43,770	0.67	0.67	2.99	54
R6	14.01	0.43	1.45	1.88	(0.43)	(0.53)	(0.96)	14.93	14.24	192,279	0.58	0.58	3.01	54
Y	14.01	0.43	1.44	1.87	(0.42)	(0.53)	(0.95)	14.93	14.16	150,620	0.66	0.65	3.00	54
F	13.87	0.43	1.43	1.86	(0.43)	(0.53)	(0.96)	14.77	14.24	1,815,178	0.57	0.57	3.06	54
For the Year Ended October 31, 2018
A	$ 14.80	$ 0.38	$ (0.53)	$ (0.15)	$ (0.36)	$ (0.43)	$ (0.79)	$ 13.86	(1.14)%	$ 3,127,224	0.91%	0.91%	2.64%	48%
C	14.59	0.27	(0.52)	(0.25)	(0.26)	(0.43)	(0.69)	13.65	(1.90)	3,350,560	1.66	1.66	1.89	48
I	14.80	0.42	(0.53)	(0.11)	(0.40)	(0.43)	(0.83)	13.86	(0.89)	3,092,500	0.65	0.65	2.89	48
R3	14.84	0.33	(0.53)	(0.20)	(0.31)	(0.43)	(0.74)	13.90	(1.49)	196,578	1.28	1.27	2.28	48
R4	14.85	0.37	(0.53)	(0.16)	(0.35)	(0.43)	(0.78)	13.91	(1.19)	121,239	0.98	0.97	2.57	48
R5	14.87	0.41	(0.53)	(0.12)	(0.39)	(0.43)	(0.82)	13.93	(0.91)	52,640	0.68	0.68	2.86	48
R6	14.94	0.43	(0.52)	(0.09)	(0.41)	(0.43)	(0.84)	14.01	(0.74)	87,445	0.58	0.58	2.95	48
Y	14.94	0.42	(0.52)	(0.10)	(0.40)	(0.43)	(0.83)	14.01	(0.79)	146,051	0.63	0.63	2.92	48
F	14.80	0.43	(0.52)	(0.09)	(0.41)	(0.43)	(0.84)	13.87	(0.75)	1,445,583	0.58	0.58	2.96	48
Hartford AARP Balanced Retirement Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 8.79	$ 0.11	$ 0.46	$ 0.57	$ (0.36)	$ —	$ (0.36)	$ 9.00	6.67% (5)	$ 59,840	0.99% (6)	0.87% (6)	2.40% (6)	14%
C	8.81	0.07	0.48	0.55	(0.33)	—	(0.33)	9.03	6.32 (5)	5,779	1.76 (6)	1.62 (6)	1.65 (6)	14
I	8.78	0.12	0.46	0.58	(0.38)	—	(0.38)	8.98	6.73 (5)	8,795	0.70 (6)	0.57 (6)	2.71 (6)	14
R3	8.80	0.10	0.46	0.56	(0.35)	—	(0.35)	9.01	6.53 (5)	551	1.31 (6)	1.09 (6)	2.18 (6)	14
R4	8.75	0.11	0.46	0.57	(0.37)	—	(0.37)	8.95	6.63 (5)	151	1.01 (6)	0.79 (6)	2.48 (6)	14
R5	8.75	0.13	0.46	0.59	(0.39)	—	(0.39)	8.95	6.83 (5)	10	0.71 (6)	0.47 (6)	2.85 (6)	14
R6	8.77	0.13	0.46	0.59	(0.39)	—	(0.39)	8.97	6.87 (5)	13	0.59 (6)	0.36 (6)	2.92 (6)	14
Y	8.73	0.12	0.47	0.59	(0.39)	—	(0.39)	8.93	6.84 (5)	2,270	0.66 (6)	0.46 (6)	2.81 (6)	14
F	8.71	0.13	0.46	0.59	(0.39)	—	(0.39)	8.91	6.91 (5)	61	0.60 (6)	0.36 (6)	2.91 (6)	14
For the Year Ended October 31, 2022
A	$ 10.03	$ 0.22	$ (1.21)	$ (0.99)	$ (0.25)	$ —	$ (0.25)	$ 8.79	(10.07)%	$ 60,961	0.95%	0.86%	2.29%	52%
C	10.05	0.15	(1.22)	(1.07)	(0.17)	—	(0.17)	8.81	(10.76)	6,618	1.71	1.61	1.54	52
I	10.02	0.25	(1.21)	(0.96)	(0.28)	—	(0.28)	8.78	(9.79)	9,029	0.66	0.56	2.58	52
R3	10.04	0.20	(1.21)	(1.01)	(0.23)	—	(0.23)	8.80	(10.27)	500	1.27	1.08	2.07	52
R4	9.99	0.23	(1.21)	(0.98)	(0.26)	—	(0.26)	8.75	(10.03)	144	0.98	0.78	2.37	52
R5	9.99	0.29	(1.24)	(0.95)	(0.29)	—	(0.29)	8.75	(9.71)	9	0.67	0.44	2.93	52
R6	10.01	0.27	(1.21)	(0.94)	(0.30)	—	(0.30)	8.77	(9.60)	12	0.56	0.35	2.79	52
Y	9.97	0.26	(1.21)	(0.95)	(0.29)	—	(0.29)	8.73	(9.73)	1,618	0.65	0.45	2.70	52
F	9.95	0.26	(1.20)	(0.94)	(0.30)	—	(0.30)	8.71	(9.66)	56	0.56	0.35	2.76	52
The accompanying notes are an integral part of these financial statements.
94

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford AARP Balanced Retirement Fund – (continued)
For the Year Ended October 31, 2021
A	$ 9.01	$ 0.12	$ 1.10	$ 1.22	$ (0.20)	$ —	$ (0.20)	$ 10.03	13.60%	$ 76,009	0.86%	0.83%	1.24%	23%
C	9.03	0.04	1.11	1.15	(0.13)	—	(0.13)	10.05	12.74	9,060	1.62	1.58	0.45	23
I	8.99	0.15	1.11	1.26	(0.23)	—	(0.23)	10.02	14.08	11,235	0.58	0.53	1.53	23
R3	9.01	0.10	1.11	1.21	(0.18)	—	(0.18)	10.04	13.46	789	1.19	1.07	0.99	23
R4	8.97	0.12	1.11	1.23	(0.21)	—	(0.21)	9.99	13.75	249	0.89	0.77	1.26	23
R5	8.97	0.16	1.10	1.26	(0.24)	—	(0.24)	9.99	14.13	731	0.59	0.45	1.61	23
R6	8.99	0.17	1.10	1.27	(0.25)	—	(0.25)	10.01	14.21	13	0.47	0.34	1.74	23
Y	8.95	0.16	1.10	1.26	(0.24)	—	(0.24)	9.97	14.16	1,951	0.57	0.45	1.61	23
F	8.93	0.17	1.10	1.27	(0.25)	—	(0.25)	9.95	14.31	156	0.48	0.35	1.73	23
For the Year Ended October 31, 2020
A	$ 9.20	$ 0.15	$ (0.15)	$ 0.00(7)	$ (0.19)	$ —	$ (0.19)	$ 9.01	(0.05)%	$ 70,601	1.01%	0.77%	1.70%	104% (8)
C	9.21	0.09	(0.16)	(0.07)	(0.11)	—	(0.11)	9.03	(0.80)	23,512	1.75	1.51	0.99	104 (8)
I	9.20	0.19	(0.18)	0.01	(0.22)	—	(0.22)	8.99	0.09	12,661	0.69	0.46	2.07	104 (8)
R3	9.21	0.13	(0.18)	(0.05)	(0.15)	—	(0.15)	9.01	(0.54)	785	1.33	1.08	1.39	104 (8)
R4	9.16	0.15	(0.16)	(0.01)	(0.18)	—	(0.18)	8.97	(0.09)	386	1.03	0.78	1.66	104 (8)
R5	9.17	0.18	(0.17)	0.01	(0.21)	—	(0.21)	8.97	0.10	605	0.73	0.47	2.01	104 (8)
R6	9.19	0.19	(0.16)	0.03	(0.23)	—	(0.23)	8.99	0.27	11	0.61	0.37	2.10	104 (8)
Y	9.14	0.18	(0.16)	0.02	(0.21)	—	(0.21)	8.95	0.18	2,030	0.71	0.47	2.04	104 (8)
F	9.13	0.20	(0.17)	0.03	(0.23)	—	(0.23)	8.93	0.30	206	0.61	0.37	2.23	104 (8)
For the Year Ended October 31, 2019
A	$ 9.08	$ 0.27	$ 0.40	$ 0.67	$ (0.55)	$ —	$ (0.55)	$ 9.20	7.95%	$ 83,998	1.06%	0.71%	3.00%	207%
C	9.08	0.23	0.38	0.61	(0.48)	—	(0.48)	9.21	7.14	39,757	1.85	1.45	2.57	207
I	9.07	0.36	0.34	0.70	(0.57)	—	(0.57)	9.20	8.16	26,433	0.86	0.61	3.99	207
R3	9.08	0.36	0.35	0.71	(0.58)	—	(0.58)	9.21	8.24	1,279	1.31	0.55	4.02	207
R4	9.08	0.38	0.33	0.71	(0.63)	—	(0.63)	9.16	8.35	349	1.05	0.54	4.16	207
R5	9.07	0.36	0.34	0.70	(0.60)	—	(0.60)	9.17	8.28	806	0.79	0.54	3.93	207
R6 (9)	8.93	0.21	0.27	0.48	(0.22)	—	(0.22)	9.19	5.42	11	0.75	0.48	3.43	207
Y	9.07	0.38	0.31	0.69	(0.62)	—	(0.62)	9.14	8.21	3,746	0.79	0.53	4.17	207
F	9.07	0.26	0.44	0.70	(0.64)	—	(0.64)	9.13	8.27	1,889	0.73	0.44	3.02	207
For the Year Ended October 31, 2018
A	$ 9.46	$ 0.41	$ (0.28)	$ 0.13	$ (0.51)	$ —	$ (0.51)	$ 9.08	1.26%	$ 13,324	1.20%	0.78%	4.35%	61%
C	9.47	0.35	(0.29)	0.06	(0.45)	—	(0.45)	9.08	0.55	11,686	1.98	1.47	3.71	61
I	9.46	0.42	(0.28)	0.14	(0.53)	—	(0.53)	9.07	1.40	20,780	0.98	0.68	4.51	61
R3	9.47	0.40	(0.28)	0.12	(0.51)	—	(0.51)	9.08	1.21	2,225	1.61	0.84	4.28	61
R4	9.46	0.41	(0.28)	0.13	(0.51)	—	(0.51)	9.08	1.27	2,241	1.31	0.78	4.34	61
R5	9.46	0.41	(0.28)	0.13	(0.52)	—	(0.52)	9.07	1.27	2,256	1.01	0.72	4.40	61
Y	9.46	0.42	(0.28)	0.14	(0.53)	—	(0.53)	9.07	1.37	26,398	0.89	0.61	4.51	61
F	9.46	0.42	(0.27)	0.15	(0.54)	—	(0.54)	9.07	1.39	391	0.89	0.61	4.50	61
The Hartford Checks and Balances Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.17	$ 0.08	$ 0.50	$ 0.58	$ (0.09)	$ (0.61)	$ (0.70)	$ 9.05	6.61% (5)	$ 1,211,939	0.38% (6)	0.38% (6)	1.88% (6)	7%
C	9.11	0.05	0.48	0.53	(0.05)	(0.61)	(0.66)	8.98	6.12 (5)	65,777	1.17 (6)	1.17 (6)	1.08 (6)	7
I	9.19	0.09	0.50	0.59	(0.10)	(0.61)	(0.71)	9.07	6.72 (5)	75,230	0.15 (6)	0.15 (6)	2.11 (6)	7
R3	9.13	0.07	0.48	0.55	(0.07)	(0.61)	(0.68)	9.00	6.33 (5)	9,207	0.76 (6)	0.75 (6)	1.50 (6)	7
R4	9.14	0.08	0.49	0.57	(0.09)	(0.61)	(0.70)	9.01	6.49 (5)	3,143	0.44 (6)	0.44 (6)	1.85 (6)	7
R5	9.01	0.09	0.49	0.58	(0.10)	(0.61)	(0.71)	8.88	6.73 (5)	612	0.15 (6)	0.15 (6)	2.11 (6)	7
F	9.18	0.10	0.49	0.59	(0.10)	(0.61)	(0.71)	9.06	6.77 (5)	3,867	0.04 (6)	0.04 (6)	2.27 (6)	7
The accompanying notes are an integral part of these financial statements.
95

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Checks and Balances Fund – (continued)
For the Year Ended October 31, 2022
A	$ 11.34	$ 0.13	$ (1.60)	$ (1.47)	$ (0.28)	$ (0.42)	$ (0.70)	$ 9.17	(13.73)%	$ 1,204,237	0.38%	0.37%	1.25%	15%
C	11.26	0.05	(1.58)	(1.53)	(0.20)	(0.42)	(0.62)	9.11	(14.35)	73,444	1.15	1.15	0.46	15
I	11.36	0.15	(1.59)	(1.44)	(0.31)	(0.42)	(0.73)	9.19	(13.50)	75,930	0.14	0.14	1.48	15
R3	11.28	0.09	(1.57)	(1.48)	(0.25)	(0.42)	(0.67)	9.13	(13.94)	9,384	0.75	0.74	0.89	15
R4	11.29	0.12	(1.57)	(1.45)	(0.28)	(0.42)	(0.70)	9.14	(13.67)	3,055	0.44	0.44	1.18	15
R5	11.15	0.14	(1.55)	(1.41)	(0.31)	(0.42)	(0.73)	9.01	(13.49)	577	0.16	0.16	1.47	15
F	11.35	0.16	(1.59)	(1.43)	(0.32)	(0.42)	(0.74)	9.18	(13.42)	1,926	0.04	0.04	1.58	15
For the Year Ended October 31, 2021
A	$ 9.42	$ 0.11	$ 2.25	$ 2.36	$ (0.18)	$ (0.26)	$ (0.44)	$ 11.34	25.55%	$ 1,495,256	0.37%	0.37%	1.05%	8%
C	9.36	0.03	2.23	2.26	(0.10)	(0.26)	(0.36)	11.26	24.52	109,278	1.15	1.15	0.30	8
I	9.44	0.14	2.25	2.39	(0.21)	(0.26)	(0.47)	11.36	25.80	101,121	0.13	0.13	1.29	8
R3	9.38	0.07	2.23	2.30	(0.14)	(0.26)	(0.40)	11.28	24.94	11,046	0.75	0.75	0.68	8
R4	9.39	0.10	2.23	2.33	(0.17)	(0.26)	(0.43)	11.29	25.32	3,504	0.45	0.45	0.97	8
R5	9.28	0.13	2.21	2.34	(0.21)	(0.26)	(0.47)	11.15	25.69	669	0.15	0.15	1.25	8
F	9.43	0.15	2.25	2.40	(0.22)	(0.26)	(0.48)	11.35	25.93	2,533	0.04	0.04	1.39	8
For the Year Ended October 31, 2020
A	$ 9.64	$ 0.14	$ 0.32	$ 0.46	$ (0.22)	$ (0.46)	$ (0.68)	$ 9.42	4.98%	$ 1,258,232	0.39%	0.39%	1.53%	14%
C	9.57	0.07	0.33	0.40	(0.15)	(0.46)	(0.61)	9.36	4.27	127,228	1.17	1.17	0.77	14
I	9.66	0.16	0.32	0.48	(0.24)	(0.46)	(0.70)	9.44	5.25	64,175	0.13	0.13	1.76	14
R3	9.60	0.11	0.32	0.43	(0.19)	(0.46)	(0.65)	9.38	4.62	12,010	0.75	0.75	1.22	14
R4	9.61	0.15	0.31	0.46	(0.22)	(0.46)	(0.68)	9.39	4.94	3,093	0.43	0.43	1.65	14
R5	9.50	0.16	0.32	0.48	(0.24)	(0.46)	(0.70)	9.28	5.31	369	0.16	0.16	1.71	14
F	9.66	0.16	0.32	0.48	(0.25)	(0.46)	(0.71)	9.43	5.23	2,083	0.05	0.05	1.77	14
For the Year Ended October 31, 2019
A	$ 9.36	$ 0.15	$ 1.01	$ 1.16	$ (0.32)	$ (0.56)	$ (0.88)	$ 9.64	13.95%	$ 1,311,955	0.39%	0.39%	1.63%	28%
C	9.29	0.08	1.00	1.08	(0.24)	(0.56)	(0.80)	9.57	13.06	166,663	1.16	1.16	0.85	28
I	9.37	0.17	1.03	1.20	(0.35)	(0.56)	(0.91)	9.66	14.36	66,574	0.13	0.13	1.89	28
R3	9.32	0.12	1.01	1.13	(0.29)	(0.56)	(0.85)	9.60	13.57	15,733	0.75	0.74	1.27	28
R4	9.33	0.15	1.01	1.16	(0.32)	(0.56)	(0.88)	9.61	13.92	5,847	0.43	0.43	1.58	28
R5	9.37	0.12	1.04	1.16	(0.47)	(0.56)	(1.03)	9.50	13.91	336	0.16	0.16	1.29	28
F	9.37	0.20	1.01	1.21	(0.36)	(0.56)	(0.92)	9.66	14.47	6,470	0.04	0.04	2.07	28
For the Year Ended October 31, 2018
A	$ 10.45	$ 0.18	$ 0.05	$ 0.23	$ (0.37)	$ (0.95)	$ (1.32)	$ 9.36	2.17%	$ 1,246,869	0.38%	0.38%	1.87%	28%
C	10.38	0.11	0.05	0.16	(0.30)	(0.95)	(1.25)	9.29	1.39	195,591	1.15	1.15	1.12	28
I	10.47	0.20	0.05	0.25	(0.40)	(0.95)	(1.35)	9.37	2.33	62,762	0.13	0.13	2.10	28
R3	10.41	0.15	0.05	0.20	(0.34)	(0.95)	(1.29)	9.32	1.80	16,209	0.76	0.75	1.51	28
R4	10.42	0.17	0.06	0.23	(0.37)	(0.95)	(1.32)	9.33	2.10	5,162	0.47	0.47	1.77	28
R5	10.47	0.21	0.03	0.24	(0.39)	(0.95)	(1.34)	9.37	2.29	478	0.16	0.16	2.18	28
F	10.46	0.19	0.08	0.27	(0.41)	(0.95)	(1.36)	9.37	2.51	417	0.04	0.04	1.96	28
The accompanying notes are an integral part of these financial statements.
96

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.80	$ 0.11	$ 0.58	$ 0.69	$ (0.21)	$ (0.04)	$ (0.25)	$ 10.24	7.12% (5)	$ 90,591	0.62% (6)	0.62% (6)	2.26% (6)	11%
C	9.70	0.07	0.58	0.65	(0.13)	(0.04)	(0.17)	10.18	6.79 (5)	6,127	1.40 (6)	1.40 (6)	1.50 (6)	11
I	9.82	0.13	0.57	0.70	(0.23)	(0.04)	(0.27)	10.25	7.27 (5)	2,257	0.36 (6)	0.36 (6)	2.55 (6)	11
R3	9.79	0.09	0.58	0.67	(0.18)	(0.04)	(0.22)	10.24	6.96 (5)	1,362	0.96 (6)	0.96 (6)	1.86 (6)	11
R4	9.79	0.11	0.57	0.68	(0.21)	(0.04)	(0.25)	10.22	7.07 (5)	609	0.66 (6)	0.66 (6)	2.22 (6)	11
R5	9.83	0.13	0.57	0.70	(0.24)	(0.04)	(0.28)	10.25	7.26 (5)	1,331	0.37 (6)	0.37 (6)	2.52 (6)	11
F	9.83	0.13	0.58	0.71	(0.24)	(0.04)	(0.28)	10.26	7.36 (5)	150	0.26 (6)	0.26 (6)	2.63 (6)	11
For the Year Ended October 31, 2022
A	$ 12.14	$ 0.22	$ (2.01)	$ (1.79)	$ (0.19)	$ (0.36)	$ (0.55)	$ 9.80	(15.43)%	$ 92,732	0.60%	0.59%	2.01%	50%
C	12.04	0.13	(2.01)	(1.88)	(0.10)	(0.36)	(0.46)	9.70	(16.20)	5,756	1.38	1.38	1.21	50
I	12.17	0.24	(2.01)	(1.77)	(0.22)	(0.36)	(0.58)	9.82	(15.26)	1,726	0.34	0.34	2.27	50
R3	12.15	0.18	(2.02)	(1.84)	(0.16)	(0.36)	(0.52)	9.79	(15.80)	1,554	0.96	0.96	1.68	50
R4	12.15	0.21	(2.01)	(1.80)	(0.20)	(0.36)	(0.56)	9.79	(15.55)	532	0.66	0.66	1.92	50
R5	12.19	0.24	(2.01)	(1.77)	(0.23)	(0.36)	(0.59)	9.83	(15.24)	1,187	0.36	0.36	2.25	50
F	12.18	0.26	(2.02)	(1.76)	(0.23)	(0.36)	(0.59)	9.83	(15.17)	142	0.24	0.24	2.37	50
For the Year Ended October 31, 2021
A	$ 10.99	$ 0.11	$ 1.21	$ 1.32	$ (0.17)	$ —	$ (0.17)	$ 12.14	12.13%	$ 123,369	0.58%	0.58%	0.89%	14%
C	10.90	0.02	1.21	1.23	(0.09)	—	(0.09)	12.04	11.29	8,208	1.37	1.37	0.14	14
I	11.01	0.14	1.22	1.36	(0.20)	—	(0.20)	12.17	12.48	2,188	0.32	0.32	1.14	14
R3	11.00	0.06	1.23	1.29	(0.14)	—	(0.14)	12.15	11.84	2,344	0.95	0.95	0.50	14
R4	11.00	0.10	1.23	1.33	(0.18)	—	(0.18)	12.15	12.17	684	0.64	0.64	0.87	14
R5	11.04	0.13	1.24	1.37	(0.22)	—	(0.22)	12.19	12.47	1,452	0.35	0.35	1.13	14
F	11.03	0.16	1.21	1.37	(0.22)	—	(0.22)	12.18	12.48	169	0.23	0.23	1.31	14
For the Year Ended October 31, 2020
A	$ 10.83	$ 0.17	$ 0.26	$ 0.43	$ (0.27)	$ —	$ (0.27)	$ 10.99	4.04%	$ 110,425	0.59%	0.59%	1.55%	45%
C	10.71	0.09	0.26	0.35	(0.16)	—	(0.16)	10.90	3.25	11,131	1.38	1.38	0.83	45
I	10.85	0.18	0.28	0.46	(0.30)	—	(0.30)	11.01	4.28	1,862	0.36	0.36	1.66	45
R3	10.83	0.13	0.26	0.39	(0.22)	—	(0.22)	11.00	3.61	2,742	0.95	0.94	1.25	45
R4	10.84	0.19	0.23	0.42	(0.26)	—	(0.26)	11.00	3.95	1,108	0.65	0.64	1.75	45
R5	10.88	0.21	0.25	0.46	(0.30)	—	(0.30)	11.04	4.27	1,477	0.35	0.34	1.91	45
F	10.86	0.20	0.28	0.48	(0.31)	—	(0.31)	11.03	4.47	12	0.23	0.23	1.89	45
For the Year Ended October 31, 2019
A	$ 10.23	$ 0.31	$ 0.60	$ 0.91	$ (0.31)	$ —	$ (0.31)	$ 10.83	9.28%	$ 105,569	0.60%	0.59%	3.02%	38%
C	10.05	0.22	0.62	0.84	(0.18)	—	(0.18)	10.71	8.41	14,947	1.36	1.36	2.15	38
I	10.25	0.38	0.55	0.93	(0.33)	—	(0.33)	10.85	9.49	1,253	0.34	0.34	3.63	38
R3	10.21	0.29	0.59	0.88	(0.26)	—	(0.26)	10.83	8.89	3,481	0.95	0.93	2.81	38
R4	10.24	0.32	0.59	0.91	(0.31)	—	(0.31)	10.84	9.22	2,094	0.65	0.63	3.06	38
R5	10.28	0.34	0.60	0.94	(0.34)	—	(0.34)	10.88	9.56	2,013	0.35	0.33	3.28	38
F	10.26	0.31	0.64	0.95	(0.35)	—	(0.35)	10.86	9.62	12	0.24	0.24	2.98	38
For the Year Ended October 31, 2018
A	$ 10.60	$ 0.31	$ (0.37)	$ (0.06)	$ (0.31)	$ —	$ (0.31)	$ 10.23	(0.59)%	$ 84,379	0.61%	0.60%	2.91%	32%
C	10.41	0.21	(0.35)	(0.14)	(0.22)	—	(0.22)	10.05	(1.38)	17,552	1.37	1.36	2.04	32
I	10.63	0.35	(0.38)	(0.03)	(0.35)	—	(0.35)	10.25	(0.39)	1,217	0.38	0.36	3.38	32
R3	10.57	0.29	(0.37)	(0.08)	(0.28)	—	(0.28)	10.21	(0.80)	4,327	0.96	0.86	2.80	32
R4	10.61	0.31	(0.36)	(0.05)	(0.32)	—	(0.32)	10.24	(0.51)	2,461	0.66	0.56	3.00	32
R5	10.66	0.33	(0.36)	(0.03)	(0.35)	—	(0.35)	10.28	(0.32)	1,845	0.36	0.26	3.13	32
F	10.63	0.34	(0.36)	(0.02)	(0.35)	—	(0.35)	10.26	(0.23)	11	0.24	0.24	3.19	32
The accompanying notes are an integral part of these financial statements.
97

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Growth Allocation Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 11.99	$ 0.11	$ 0.85	$ 0.96	$ (0.24)	$ (0.52)	$ (0.76)	$ 12.19	8.32% (5)	$ 467,611	0.54% (6)	0.54% (6)	1.87% (6)	14%
C	11.90	0.06	0.84	0.90	(0.12)	(0.52)	(0.64)	12.16	7.86 (5)	17,801	1.39 (6)	1.39 (6)	1.04 (6)	14
I	11.93	0.13	0.83	0.96	(0.27)	(0.52)	(0.79)	12.10	8.43 (5)	9,260	0.26 (6)	0.26 (6)	2.15 (6)	14
R3	11.65	0.09	0.82	0.91	(0.20)	(0.52)	(0.72)	11.84	8.15 (5)	5,680	0.87 (6)	0.87 (6)	1.53 (6)	14
R4	11.93	0.12	0.82	0.94	(0.22)	(0.52)	(0.74)	12.13	8.26 (5)	1,853	0.58 (6)	0.58 (6)	1.98 (6)	14
R5	12.03	0.13	0.83	0.96	(0.27)	(0.52)	(0.79)	12.20	8.35 (5)	3,716	0.27 (6)	0.27 (6)	2.14 (6)	14
F	11.94	0.13	0.84	0.97	(0.28)	(0.52)	(0.80)	12.11	8.54 (5)	618	0.16 (6)	0.16 (6)	2.26 (6)	14
For the Year Ended October 31, 2022
A	$ 15.72	$ 0.26	$ (2.85)	$ (2.59)	$ (0.30)	$ (0.84)	$ (1.14)	$ 11.99	(17.73)%	$ 450,709	0.53%	0.53%	1.95%	45%
C	15.58	0.15	(2.84)	(2.69)	(0.15)	(0.84)	(0.99)	11.90	(18.38)	18,666	1.35	1.35	1.12	45
I	15.63	0.30	(2.83)	(2.53)	(0.33)	(0.84)	(1.17)	11.93	(17.44)	8,972	0.25	0.25	2.21	45
R3	15.31	0.21	(2.78)	(2.57)	(0.25)	(0.84)	(1.09)	11.65	(18.00)	5,693	0.87	0.87	1.61	45
R4	15.64	0.26	(2.84)	(2.58)	(0.29)	(0.84)	(1.13)	11.93	(17.72)	2,087	0.57	0.57	1.92	45
R5	15.75	0.30	(2.85)	(2.55)	(0.33)	(0.84)	(1.17)	12.03	(17.42)	3,678	0.27	0.27	2.23	45
F	15.65	0.33	(2.85)	(2.52)	(0.35)	(0.84)	(1.19)	11.94	(17.38)	521	0.16	0.16	2.42	45
For the Year Ended October 31, 2021
A	$ 12.75	$ 0.11	$ 3.42	$ 3.53	$ (0.19)	$ (0.37)	$ (0.56)	$ 15.72	28.32%	$ 591,999	0.53%	0.52%	0.76%	14%
C	12.64	(0.00) (7)	3.39	3.39	(0.08)	(0.37)	(0.45)	15.58	27.24	29,186	1.33	1.33	0.03	14
I	12.69	0.15	3.39	3.54	(0.23)	(0.37)	(0.60)	15.63	28.57	11,997	0.29	0.29	0.99	14
R3	12.44	0.06	3.33	3.39	(0.15)	(0.37)	(0.52)	15.31	27.85	6,848	0.87	0.87	0.42	14
R4	12.69	0.10	3.40	3.50	(0.18)	(0.37)	(0.55)	15.64	28.17	3,069	0.57	0.57	0.71	14
R5	12.78	0.16	3.41	3.57	(0.23)	(0.37)	(0.60)	15.75	28.58	4,796	0.26	0.26	1.05	14
F	12.70	0.15	3.41	3.56	(0.24)	(0.37)	(0.61)	15.65	28.74	828	0.15	0.15	1.02	14
For the Year Ended October 31, 2020
A	$ 12.81	$ 0.15	$ 0.35	$ 0.50	$ (0.19)	$ (0.37)	$ (0.56)	$ 12.75	3.90%	$ 491,747	0.56%	0.56%	1.21%	19%
C	12.69	0.06	0.34	0.40	(0.08)	(0.37)	(0.45)	12.64	3.10	37,446	1.35	1.35	0.47	19
I	12.75	0.19	0.35	0.54	(0.23)	(0.37)	(0.60)	12.69	4.23	9,024	0.25	0.25	1.56	19
R3	12.48	0.12	0.34	0.46	(0.13)	(0.37)	(0.50)	12.44	3.64	5,649	0.87	0.87	0.96	19
R4	12.74	0.20	0.30	0.50	(0.18)	(0.37)	(0.55)	12.69	3.92	2,563	0.55	0.55	1.62	19
R5	12.83	0.19	0.36	0.55	(0.23)	(0.37)	(0.60)	12.78	4.26	5,067	0.27	0.27	1.51	19
F	12.76	0.19	0.36	0.55	(0.24)	(0.37)	(0.61)	12.70	4.31	334	0.16	0.16	1.53	19
For the Year Ended October 31, 2019
A	$ 12.07	$ 0.23	$ 0.94	$ 1.17	$ (0.29)	$ (0.14)	$ (0.43)	$ 12.81	10.25%	$ 522,271	0.55%	0.54%	1.90%	25%
C	11.83	0.15	0.92	1.07	(0.07)	(0.14)	(0.21)	12.69	9.33	50,463	1.33	1.32	1.22	25
I	12.02	0.26	0.93	1.19	(0.32)	(0.14)	(0.46)	12.75	10.54	11,245	0.24	0.24	2.16	25
R3	11.77	0.21	0.88	1.09	(0.24)	(0.14)	(0.38)	12.48	9.81	6,921	0.86	0.86	1.74	25
R4	12.00	0.24	0.91	1.15	(0.27)	(0.14)	(0.41)	12.74	10.15	5,657	0.57	0.57	2.01	25
R5	12.10	0.27	0.92	1.19	(0.32)	(0.14)	(0.46)	12.83	10.44	5,692	0.25	0.25	2.22	25
F	12.03	0.22	0.98	1.20	(0.33)	(0.14)	(0.47)	12.76	10.65	252	0.15	0.15	1.77	25
For the Year Ended October 31, 2018
A	$ 12.32	$ 0.22	$ (0.18)	$ 0.04	$ (0.29)	$ —	$ (0.29)	$ 12.07	0.28%	$ 504,720	0.54%	0.54%	1.78%	32%
C	12.07	0.13	(0.17)	(0.04)	(0.20)	—	(0.20)	11.83	(0.41)	64,208	1.30	1.29	1.09	32
I	12.27	0.26	(0.18)	0.08	(0.33)	—	(0.33)	12.02	0.60	11,033	0.24	0.24	2.05	32
R3	12.02	0.18	(0.18)	—	(0.25)	—	(0.25)	11.77	(0.06)	10,776	0.86	0.86	1.43	32
R4	12.25	0.23	(0.19)	0.04	(0.29)	—	(0.29)	12.00	0.24	8,129	0.56	0.56	1.86	32
R5	12.35	0.24	(0.16)	0.08	(0.33)	—	(0.33)	12.10	0.55	5,706	0.26	0.26	1.93	32
F	12.28	0.27	(0.18)	0.09	(0.34)	—	(0.34)	12.03	0.66	11	0.15	0.15	2.12	32
The accompanying notes are an integral part of these financial statements.
98

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderate Allocation Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 10.81	$ 0.12	$ 0.72	$ 0.84	$ (0.22)	$ (0.30)	$ (0.52)	$ 11.13	8.01% (5)	$ 281,045	0.54% (6)	0.54% (6)	2.12% (6)	12%
C	10.71	0.07	0.72	0.79	(0.11)	(0.30)	(0.41)	11.09	7.58 (5)	9,150	1.36 (6)	1.36 (6)	1.28 (6)	12
I	10.87	0.13	0.73	0.86	(0.25)	(0.30)	(0.55)	11.18	8.19 (5)	7,965	0.27 (6)	0.27 (6)	2.38 (6)	12
R3	10.61	0.09	0.71	0.80	(0.17)	(0.30)	(0.47)	10.94	7.82 (5)	12,086	0.89 (6)	0.89 (6)	1.76 (6)	12
R4	10.83	0.11	0.73	0.84	(0.21)	(0.30)	(0.51)	11.16	8.00 (5)	2,411	0.59 (6)	0.59 (6)	2.09 (6)	12
R5	10.87	0.13	0.74	0.87	(0.25)	(0.30)	(0.55)	11.19	8.26 (5)	6,645	0.28 (6)	0.28 (6)	2.35 (6)	12
F	10.87	0.14	0.73	0.87	(0.26)	(0.30)	(0.56)	11.18	8.29 (5)	563	0.18 (6)	0.18 (6)	2.49 (6)	12
For the Year Ended October 31, 2022
A	$ 13.86	$ 0.24	$ (2.43)	$ (2.19)	$ (0.24)	$ (0.62)	$ (0.86)	$ 10.81	(16.82)%	$ 275,568	0.53%	0.53%	1.97%	50%
C	13.69	0.14	(2.41)	(2.27)	(0.09)	(0.62)	(0.71)	10.71	(17.50)	9,847	1.34	1.34	1.13	50
I	13.93	0.28	(2.44)	(2.16)	(0.28)	(0.62)	(0.90)	10.87	(16.59)	8,541	0.26	0.26	2.28	50
R3	13.63	0.19	(2.39)	(2.20)	(0.20)	(0.62)	(0.82)	10.61	(17.15)	12,335	0.88	0.88	1.61	50
R4	13.89	0.23	(2.43)	(2.20)	(0.24)	(0.62)	(0.86)	10.83	(16.90)	2,582	0.59	0.59	1.89	50
R5	13.94	0.26	(2.43)	(2.17)	(0.28)	(0.62)	(0.90)	10.87	(16.65)	6,667	0.28	0.28	2.17	50
F	13.94	0.28	(2.44)	(2.16)	(0.29)	(0.62)	(0.91)	10.87	(16.58)	486	0.17	0.17	2.35	50
For the Year Ended October 31, 2021
A	$ 11.91	$ 0.11	$ 2.32	$ 2.43	$ (0.19)	$ (0.29)	$ (0.48)	$ 13.86	20.72%	$ 365,226	0.52%	0.52%	0.85%	14%
C	11.77	0.02	2.27	2.29	(0.08)	(0.29)	(0.37)	13.69	19.70	16,605	1.31	1.31	0.14	14
I	11.97	0.15	2.32	2.47	(0.22)	(0.29)	(0.51)	13.93	21.01	11,018	0.26	0.26	1.12	14
R3	11.72	0.06	2.28	2.34	(0.14)	(0.29)	(0.43)	13.63	20.27	15,765	0.87	0.87	0.48	14
R4	11.94	0.11	2.31	2.42	(0.18)	(0.29)	(0.47)	13.89	20.63	3,307	0.58	0.58	0.80	14
R5	11.98	0.14	2.33	2.47	(0.22)	(0.29)	(0.51)	13.94	20.97	7,685	0.27	0.27	1.07	14
F	11.98	0.16	2.32	2.48	(0.23)	(0.29)	(0.52)	13.94	21.09	555	0.17	0.17	1.20	14
For the Year Ended October 31, 2020
A	$ 11.87	$ 0.16	$ 0.30	$ 0.46	$ (0.24)	$ (0.18)	$ (0.42)	$ 11.91	3.87%	$ 314,358	0.54%	0.54%	1.41%	27%
C	11.72	0.08	0.28	0.36	(0.13)	(0.18)	(0.31)	11.77	3.08	26,485	1.33	1.33	0.69	27
I	11.93	0.20	0.29	0.49	(0.27)	(0.18)	(0.45)	11.97	4.15	9,115	0.25	0.25	1.70	27
R3	11.67	0.12	0.30	0.42	(0.19)	(0.18)	(0.37)	11.72	3.58	13,491	0.87	0.87	1.08	27
R4	11.86	0.16	0.30	0.46	(0.20)	(0.18)	(0.38)	11.94	3.90	3,503	0.53	0.53	1.38	27
R5	11.94	0.20	0.29	0.49	(0.27)	(0.18)	(0.45)	11.98	4.14	5,520	0.28	0.28	1.74	27
F	11.93	0.20	0.31	0.51	(0.28)	(0.18)	(0.46)	11.98	4.32	347	0.17	0.17	1.75	27
For the Year Ended October 31, 2019
A	$ 11.80	$ 0.28	$ 0.74	$ 1.02	$ (0.31)	$ (0.64)	$ (0.95)	$ 11.87	9.72%	$ 328,639	0.54%	0.53%	2.46%	25%
C	11.54	0.20	0.74	0.94	(0.12)	(0.64)	(0.76)	11.72	8.96	35,454	1.31	1.30	1.79	25
I	11.85	0.33	0.73	1.06	(0.34)	(0.64)	(0.98)	11.93	10.08	9,817	0.25	0.25	2.85	25
R3	11.60	0.25	0.72	0.97	(0.26)	(0.64)	(0.90)	11.67	9.38	14,880	0.87	0.87	2.19	25
R4	11.79	0.31	0.70	1.01	(0.30)	(0.64)	(0.94)	11.86	9.65	3,325	0.58	0.58	2.73	25
R5	11.85	0.30	0.76	1.06	(0.33)	(0.64)	(0.97)	11.94	10.11	5,788	0.26	0.26	2.63	25
F	11.86	0.21	0.85	1.06	(0.35)	(0.64)	(0.99)	11.93	10.08	252	0.17	0.17	1.81	25
For the Year Ended October 31, 2018
A	$ 12.42	$ 0.30	$ (0.32)	$ (0.02)	$ (0.33)	$ (0.27)	$ (0.60)	$ 11.80	(0.29)%	$ 329,641	0.53%	0.52%	2.44%	32%
C	12.16	0.21	(0.33)	(0.12)	(0.23)	(0.27)	(0.50)	11.54	(1.08)	46,067	1.28	1.28	1.74	32
I	12.48	0.31	(0.31)	—	(0.36)	(0.27)	(0.63)	11.85	(0.08)	11,014	0.25	0.25	2.51	32
R3	12.23	0.26	(0.33)	(0.07)	(0.29)	(0.27)	(0.56)	11.60	(0.72)	17,865	0.87	0.87	2.15	32
R4	12.41	0.30	(0.33)	(0.03)	(0.32)	(0.27)	(0.59)	11.79	(0.33)	7,104	0.58	0.58	2.41	32
R5	12.48	0.33	(0.33)	—	(0.36)	(0.27)	(0.63)	11.85	(0.12)	6,283	0.27	0.27	2.65	32
F	12.48	0.34	(0.32)	0.02	(0.37)	(0.27)	(0.64)	11.86	0.07	11	0.16	0.16	2.74	32
The accompanying notes are an integral part of these financial statements.
99

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 17.38	$ 0.35	$ 1.04	$ 1.39	$ (0.56)	$ —	$ (0.56)	$ 18.21	8.11% (5)	$ 493,778	1.04% (6)	1.04% (6)	3.95% (6)	33% (10)
C	17.46	0.28	1.05	1.33	(0.48)	—	(0.48)	18.31	7.73 (5)	30,461	1.79 (6)	1.79 (6)	3.17 (6)	33 (10)
I	17.34	0.38	1.04	1.42	(0.59)	—	(0.59)	18.17	8.31 (5)	58,209	0.74 (6)	0.74 (6)	4.23 (6)	33 (10)
R3	17.68	0.33	1.06	1.39	(0.53)	—	(0.53)	18.54	7.96 (5)	634	1.36 (6)	1.32 (6)	3.68 (6)	33 (10)
R4	17.71	0.36	1.06	1.42	(0.56)	—	(0.56)	18.57	8.12 (5)	775	1.06 (6)	1.06 (6)	3.94 (6)	33 (10)
R5	17.70	0.39	1.06	1.45	(0.59)	—	(0.59)	18.56	8.29 (5)	99	0.76 (6)	0.76 (6)	4.25 (6)	33 (10)
R6	17.70	0.39	1.06	1.45	(0.60)	—	(0.60)	18.55	8.31 (5)	306	0.65 (6)	0.65 (6)	4.33 (6)	33 (10)
Y	17.72	0.39	1.05	1.44	(0.59)	—	(0.59)	18.57	8.24 (5)	4,361	0.76 (6)	0.76 (6)	4.24 (6)	33 (10)
F	17.33	0.39	1.03	1.42	(0.60)	—	(0.60)	18.15	8.31 (5)	65,518	0.65 (6)	0.65 (6)	4.34 (6)	33 (10)
For the Year Ended October 31, 2022
A	$ 21.77	$ 0.55	$ (3.44)	$ (2.89)	$ (0.60)	$ (0.90)	$ (1.50)	$ 17.38	(14.00)%	$ 477,899	1.02%	1.02%	2.87%	59% (10)
C	21.85	0.41	(3.46)	(3.05)	(0.44)	(0.90)	(1.34)	17.46	(14.67)	35,188	1.75	1.75	2.10	59 (10)
I	21.74	0.61	(3.45)	(2.84)	(0.66)	(0.90)	(1.56)	17.34	(13.79)	63,158	0.72	0.72	3.13	59 (10)
R3	22.11	0.50	(3.50)	(3.00)	(0.53)	(0.90)	(1.43)	17.68	(14.27)	571	1.35	1.33	2.53	59 (10)
R4	22.16	0.55	(3.51)	(2.96)	(0.59)	(0.90)	(1.49)	17.71	(14.08)	702	1.05	1.05	2.82	59 (10)
R5	22.15	0.62	(3.51)	(2.89)	(0.66)	(0.90)	(1.56)	17.70	(13.79)	83	0.75	0.75	3.13	59 (10)
R6	22.15	0.64	(3.51)	(2.87)	(0.68)	(0.90)	(1.58)	17.70	(13.68)	310	0.64	0.64	3.27	59 (10)
Y	22.17	0.60	(3.49)	(2.89)	(0.66)	(0.90)	(1.56)	17.72	(13.78)	4,179	0.74	0.74	3.05	59 (10)
F	21.72	0.63	(3.44)	(2.81)	(0.68)	(0.90)	(1.58)	17.33	(13.67)	64,831	0.64	0.64	3.25	59 (10)
For the Year Ended October 31, 2021
A	$ 19.61	$ 0.58	$ 2.15	$ 2.73	$ (0.57)	$ —	$ (0.57)	$ 21.77	14.01%	$ 622,085	1.01%	1.00%	2.69%	63% (10)
C	19.65	0.41	2.18	2.59	(0.39)	—	(0.39)	21.85	13.23	59,640	1.73	1.73	1.93	63 (10)
I	19.58	0.64	2.16	2.80	(0.64)	—	(0.64)	21.74	14.41	99,967	0.70	0.70	2.99	63 (10)
R3	19.89	0.52	2.20	2.72	(0.50)	—	(0.50)	22.11	13.75	1,044	1.34	1.26	2.39	63 (10)
R4	19.95	0.59	2.19	2.78	(0.57)	—	(0.57)	22.16	13.99	971	1.04	1.04	2.69	63 (10)
R5	19.94	0.64	2.20	2.84	(0.63)	—	(0.63)	22.15	14.35	154	0.74	0.74	2.95	63 (10)
R6	19.95	0.67	2.19	2.86	(0.66)	—	(0.66)	22.15	14.44	342	0.63	0.63	3.07	63 (10)
Y	19.96	0.64	2.21	2.85	(0.64)	—	(0.64)	22.17	14.35	7,238	0.73	0.73	2.95	63 (10)
F	19.57	0.65	2.16	2.81	(0.66)	—	(0.66)	21.72	14.47	84,040	0.63	0.63	3.06	63 (10)
For the Year Ended October 31, 2020
A	$ 23.33	$ 0.67	$ (0.66)	$ 0.01	$ (0.74)	$ (2.99)	$ (3.73)	$ 19.61	(0.04)%	$ 589,745	1.03%	1.03%	3.35%	86% (10)
C	23.36	0.53	(0.67)	(0.14)	(0.58)	(2.99)	(3.57)	19.65	(0.83)	77,719	1.75	1.75	2.63	86 (10)
I	23.32	0.74	(0.67)	0.07	(0.82)	(2.99)	(3.81)	19.58	0.19	98,762	0.70	0.70	3.67	86 (10)
R3	23.61	4.32	(4.37)	(0.05)	(0.68)	(2.99)	(3.67)	19.89	(0.36)	1,203	1.35	1.27	3.13	86 (10)
R4	23.67	0.38	(0.38)	0.00 (7)	(0.73)	(2.99)	(3.72)	19.95	(0.13)	527	1.05	1.05	3.37	86 (10)
R5	23.67	0.26	(0.20)	0.06	(0.80)	(2.99)	(3.79)	19.94	0.18	141	0.75	0.75	3.66	86 (10)
R6	23.68	0.59	(0.50)	0.09	(0.83)	(2.99)	(3.82)	19.95	0.33	306	0.64	0.64	3.70	86 (10)
Y	23.69	0.75	(0.67)	0.08	(0.82)	(2.99)	(3.81)	19.96	0.23	10,812	0.74	0.70	3.66	86 (10)
F	23.31	0.75	(0.67)	0.08	(0.83)	(2.99)	(3.82)	19.57	0.26	83,111	0.64	0.64	3.74	86 (10)
The accompanying notes are an integral part of these financial statements.
100

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund – (continued)
For the Year Ended October 31, 2019
A	$ 23.62	$ 0.65	$ 1.23	$ 1.88	$ (0.77)	$ (1.40)	$ (2.17)	$ 23.33	8.81%	$ 666,684	1.02%	1.01%	2.85%	83%
C	23.61	0.48	1.24	1.72	(0.57)	(1.40)	(1.97)	23.36	8.08	106,874	1.73	1.73	2.11	83
I	23.61	0.75	1.21	1.96	(0.85)	(1.40)	(2.25)	23.32	9.21	104,284	0.69	0.69	3.27	83
R3	23.86	0.59	1.25	1.84	(0.69)	(1.40)	(2.09)	23.61	8.56	1,843	1.35	1.29	2.56	83
R4	23.91	0.59	1.32	1.91	(0.75)	(1.40)	(2.15)	23.67	8.84	1,301	1.04	1.04	2.55	83
R5	23.94	0.80	1.17	1.97	(0.84)	(1.40)	(2.24)	23.67	9.13	349	0.74	0.74	3.42	83
R6	23.95	0.70	1.30	2.00	(0.87)	(1.40)	(2.27)	23.68	9.24	131	0.63	0.63	3.02	83
Y	23.95	0.74	1.25	1.99	(0.85)	(1.40)	(2.25)	23.69	9.21	13,185	0.70	0.68	3.19	83
F	23.61	0.74	1.22	1.96	(0.86)	(1.40)	(2.26)	23.31	9.29	97,529	0.62	0.62	3.23	83
For the Year Ended October 31, 2018
A	$ 23.53	$ 0.36	$ 0.05	$ 0.41	$ (0.32)	$ —	$ (0.32)	$ 23.62	1.76%	$ 650,813	1.05%	1.04%	1.48%	65%
C	23.53	0.19	0.04	0.23	(0.15)	—	(0.15)	23.61	0.99	109,060	1.77	1.76	0.77	65
I	23.53	0.43	0.05	0.48	(0.40)	—	(0.40)	23.61	2.05	56,280	0.73	0.73	1.79	65
R3	23.77	0.29	0.05	0.34	(0.25)	—	(0.25)	23.86	1.45	1,794	1.38	1.33	1.19	65
R4	23.82	0.36	0.05	0.41	(0.32)	—	(0.32)	23.91	1.73	2,669	1.07	1.06	1.44	65
R5	23.85	0.43	0.05	0.48	(0.39)	—	(0.39)	23.94	2.03	134	0.78	0.76	1.75	65
R6 (11)	24.62	0.27	(0.62) (12)	(0.35)	(0.32)	—	(0.32)	23.95	(1.40) (5)	1,586	0.63 (6)	0.63 (6)	1.65 (6)	65
Y	23.86	0.45	0.05	0.50	(0.41)	—	(0.41)	23.95	2.10	15,367	0.70	0.70	1.82	65
F	23.52	0.45	0.06	0.51	(0.42)	—	(0.42)	23.61	2.12	97,776	0.65	0.65	1.87	65
Hartford Real Asset Fund (Consolidated)
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 8.38	$ 0.12	$ 0.66	$ 0.78	$ (0.40)	$ —	$ (0.40)	$ 8.76	9.52% (5)	$ 30,806	1.46% (6)	1.25% (6)	2.84% (6)	73%
C	8.18	0.09	0.64	0.73	(0.39)	—	(0.39)	8.52	9.16 (5)	2,479	2.21 (6)	2.00 (6)	2.08 (6)	73
I	8.38	0.13	0.66	0.79	(0.40)	—	(0.40)	8.77	9.68 (5)	44,366	1.20 (6)	1.00 (6)	3.06 (6)	73
R3	8.43	0.12	0.67	0.79	(0.40)	—	(0.40)	8.82	9.56 (5)	142	1.78 (6)	1.50 (6)	2.71 (6)	73
R4	8.42	0.13	0.66	0.79	(0.40)	—	(0.40)	8.81	9.61 (5)	23	1.49 (6)	1.20 (6)	2.95 (6)	73
R5	8.31	0.14	0.65	0.79	(0.40)	—	(0.40)	8.70	9.77 (5)	324	1.20 (6)	0.95 (6)	3.24 (6)	73
R6	8.37	0.14	0.66	0.80	(0.40)	—	(0.40)	8.77	9.83 (5)	13	1.08 (6)	0.90 (6)	3.29 (6)	73
Y	8.37	0.13	0.67	0.80	(0.40)	—	(0.40)	8.77	9.83 (5)	32,076	1.19 (6)	0.90 (6)	3.09 (6)	73
F	8.38	0.13	0.66	0.79	(0.40)	—	(0.40)	8.77	9.69 (5)	26,611	1.09 (6)	0.90 (6)	3.08 (6)	73
For the Year Ended October 31, 2022
A	$ 10.41	$ 0.29	$ (0.64)	$ (0.35)	$ (1.26)	$ (0.42)	$ (1.68)	$ 8.38	(4.05)%	$ 30,352	1.48%	1.25%	3.21%	206%
C	10.20	0.22	(0.64)	(0.42)	(1.18)	(0.42)	(1.60)	8.18	(4.84)	2,180	2.27	2.00	2.61	206
I	10.42	0.32	(0.66)	(0.34)	(1.28)	(0.42)	(1.70)	8.38	(3.89)	50,840	1.19	1.00	3.57	206
R3	10.47	0.26	(0.65)	(0.39)	(1.23)	(0.42)	(1.65)	8.43	(4.40)	109	1.81	1.50	2.81	206
R4	10.46	0.30	(0.66)	(0.36)	(1.26)	(0.42)	(1.68)	8.42	(4.08)	21	1.51	1.20	3.34	206
R5	10.35	0.30	(0.63)	(0.33)	(1.29)	(0.42)	(1.71)	8.31	(3.86)	270	1.21	0.95	3.36	206
R6 (13)	9.11	0.23	(0.97) (12)	(0.74)	—	—	—	8.37	(8.13) (5)	9	1.08 (6)	0.90 (6)	3.97 (6)	206
Y	10.41	0.32	(0.65)	(0.33)	(1.29)	(0.42)	(1.71)	8.37	(3.79)	46,879	1.20	0.90	3.55	206
F	10.42	0.33	(0.66)	(0.33)	(1.29)	(0.42)	(1.71)	8.38	(3.78)	21,693	1.09	0.90	3.74	206
The accompanying notes are an integral part of these financial statements.
101

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Real Asset Fund (Consolidated) – (continued)
For the Year Ended October 31, 2021
A	$ 7.76	$ 0.20	$ 2.69	$ 2.89	$ (0.24)	$ —	$ (0.24)	$ 10.41	37.82%	$ 18,783	1.54%	1.25%	2.11%	202% (14)
C	7.60	0.09	2.68	2.77	(0.17)	—	(0.17)	10.20	36.89	659	2.36	2.00	1.01	202 (14)
I	7.76	0.22	2.70	2.92	(0.26)	—	(0.26)	10.42	38.30	17,266	1.20	0.99	2.31	202 (14)
R3	7.80	0.17	2.71	2.88	(0.21)	—	(0.21)	10.47	37.54	120	1.83	1.50	1.83	202 (14)
R4	7.79	0.19	2.72	2.91	(0.24)	—	(0.24)	10.46	38.00	13	1.53	1.20	2.03	202 (14)
R5	7.71	0.23	2.67	2.90	(0.26)	—	(0.26)	10.35	38.36	310	1.23	0.95	2.41	202 (14)
Y	7.76	0.23	2.69	2.92	(0.27)	—	(0.27)	10.41	38.31	60,539	1.20	0.90	2.45	202 (14)
F	7.76	0.20	2.73	2.93	(0.27)	—	(0.27)	10.42	38.45	2,226	1.11	0.90	2.20	202 (14)
For the Year Ended October 31, 2020
A	$ 8.84	$ 0.13	$ (0.97)	$ (0.84)	$ (0.24)	$ —	$ (0.24)	$ 7.76	(9.85)%	$ 11,732	1.54%	1.25%	1.58%	316% (14)
C	8.64	0.07	(0.95)	(0.88)	(0.16)	—	(0.16)	7.60	(10.44)	1,732	2.32	2.00	0.84	316 (14)
I	8.83	0.16	(0.96)	(0.80)	(0.27)	—	(0.27)	7.76	(9.50)	13,318	1.15	0.98	1.92	316 (14)
R3	8.88	0.11	(0.97)	(0.86)	(0.22)	—	(0.22)	7.80	(10.03)	82	1.79	1.50	1.31	316 (14)
R4	8.86	0.14	(0.98)	(0.84)	(0.23)	—	(0.23)	7.79	(9.82)	22	1.48	1.20	1.70	316 (14)
R5	8.78	0.14	(0.95)	(0.81)	(0.26)	—	(0.26)	7.71	(9.59)	115	1.19	0.95	1.85	316 (14)
Y	8.84	0.16	(0.96)	(0.80)	(0.28)	—	(0.28)	7.76	(9.48)	46,915	1.14	0.90	1.95	316 (14)
F	8.83	0.16	(0.95)	(0.79)	(0.28)	—	(0.28)	7.76	(9.43)	72,321	1.07	0.90	1.99	316 (14)
For the Year Ended October 31, 2019
A	$ 9.00	$ 0.20	$ (0.19)	$ 0.01	$ (0.17)	$ —	$ (0.17)	$ 8.84	0.27%	$ 14,360	1.51%	1.25%	2.32%	201%
C	8.78	0.13	(0.18)	(0.05)	(0.09)	—	(0.09)	8.64	(0.49)	3,038	2.29	2.00	1.53	201
I	9.00	0.23	(0.20)	0.03	(0.20)	—	(0.20)	8.83	0.47	38,226	1.16	0.99	2.63	201
R3	9.04	0.18	(0.19)	(0.01)	(0.15)	—	(0.15)	8.88	0.02	70	1.80	1.50	2.01	201
R4	9.02	0.20	(0.19)	0.01	(0.17)	—	(0.17)	8.86	0.27	59	1.49	1.20	2.29	201
R5	9.01	0.23	(0.20)	0.03	(0.26)	—	(0.26)	8.78	0.54	39	1.19	0.95	2.59	201
Y	9.00	0.24	(0.19)	0.05	(0.21)	—	(0.21)	8.84	0.67	96,453	1.14	0.90	2.68	201
F	9.00	0.24	(0.20)	0.04	(0.21)	—	(0.21)	8.83	0.55	110,993	1.08	0.90	2.67	201
For the Year Ended October 31, 2018
A	$ 9.38	$ 0.14	$ (0.22)	$ (0.08)	$ (0.30)	$ —	$ (0.30)	$ 9.00	(0.97)%	$ 17,794	1.55%	1.25%	1.48%	111%
C	9.15	0.07	(0.23)	(0.16)	(0.21)	—	(0.21)	8.78	(1.71)	4,622	2.31	2.00	0.73	111
I	9.38	0.17	(0.22)	(0.05)	(0.33)	—	(0.33)	9.00	(0.68)	35,607	1.17	0.95	1.77	111
R3	9.40	0.12	(0.23)	(0.11)	(0.25)	—	(0.25)	9.04	(1.26)	103	1.83	1.50	1.23	111
R4	9.39	0.15	(0.21)	(0.06)	(0.31)	—	(0.31)	9.02	(0.82)	207	1.53	1.20	1.59	111
R5	9.39	0.17	(0.22)	(0.05)	(0.33)	—	(0.33)	9.01	(0.68)	10	1.22	0.95	1.82	111
Y	9.39	0.17	(0.22)	(0.05)	(0.34)	—	(0.34)	9.00	(0.67)	128,897	1.16	0.90	1.83	111
F	9.38	0.17	(0.22)	(0.05)	(0.33)	—	(0.33)	9.00	(0.64)	111,062	1.11	0.90	1.82	111

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Per share amount is less than $0.005.
(8)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 204%.
(9)	Commenced operations on February 28, 2019.
(10)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 36% for the six-month period ended April 30, 2023 and 62%, 63% and 91% for the fiscal years ended October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
The accompanying notes are an integral part of these financial statements.
102

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

(11)	Commenced operations on February 28, 2018.
(12)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(13)	Commenced operations on February 28, 2022.
(14)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 202% and 319% for the fiscal years ended October 31, 2021 and October 31, 2020, respectively.
The accompanying notes are an integral part of these financial statements.
103

Hartford Multi-Strategy Funds
 Notes to Financial Statements
 April 30, 2023 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-seven series, as of April 30, 2023. Financial statements for the series of the Company listed below (each a "Fund" and collectively, the "Funds") are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Balanced Income Fund (the "Balanced Income Fund")
Hartford AARP Balanced Retirement Fund (the "Balanced Retirement Fund")
The Hartford Checks and Balances Fund (the "Checks and Balances Fund")
The Hartford Conservative Allocation Fund (the "Conservative Allocation Fund")
The Hartford Growth Allocation Fund (the "Growth Allocation Fund")
Hartford Moderate Allocation Fund (the "Moderate Allocation Fund")
Hartford Multi-Asset Income Fund (the "Multi-Asset Income Fund")
Hartford Real Asset Fund (the "Real Asset Fund") (formerly, The Hartford Global Real Asset Fund)
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class F shares. Each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, has registered for sale Class R6 and Class Y shares. Class A shares of each Fund, except Balanced Retirement Fund, are sold with a front-end sales charge of up to 5.50%. Balanced Retirement Fund's Class A shares are sold with a front-end sales charge of up to 4.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
Each of the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds ("Affiliated Investment Companies" or "Underlying Funds") during the period ended April 30, 2023. Each of the Growth Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are referred to as the "Asset Allocation Funds."
Hartford Funds Management Company, LLC ("HFMC" or "Investment Manager") serves as the investment manager to each Fund.
The Investment Manager and The Hartford Mutual Funds, Inc. have entered into a licensing arrangement with AARP, Inc. ("AARP") under which AARP receives a royalty from the Investment Manager out of its own resources for licensing its brand to the Hartford AARP Balanced Retirement Fund. Hartford AARP Balanced Retirement Fund is managed by the Investment Manager, an investment adviser registered with the SEC, and distributed by Hartford Funds Distributors, LLC, a broker-dealer registered with the SEC and an affiliate of the Investment Manager. The Investment Manager and its affiliates are not affiliated with AARP and its affiliates. AARP and its affiliates are not broker-dealers or investment advisers and are not acting in any such capacity with respect to Hartford AARP Balanced Retirement Fund. AARP and its affiliates do not offer, recommend, or endorse the Investment Manager or any of its affiliates and are not making any recommendations regarding an investment in Hartford AARP Balanced Retirement Fund.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would
104

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of each Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
105

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
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Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of each Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Growth Allocation Fund, Moderate Allocation Fund and Real Asset Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of each of Balanced Retirement Fund and Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.
Long-term capital gains distributions received from Underlying Funds, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)	Basis for Consolidation – The Real Asset Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Real Asset Fund (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Real Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Real Asset Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.	Securities and Other Investments:
The following sets forth a description of securities and other investments for each Fund, except the Asset Allocation Funds and the Checks and Balances Fund.
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2023.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and
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mortgage terms. Although each Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, each Fund realizes a gain or loss. In a TBA roll transaction, each Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2023.
c)	Senior Floating Rate Interests – A Fund may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2023.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2023.
e)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2023.
f)	Equity Linked Securities – A Fund may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund's Schedule of Investments, if applicable, for equity linked securities as of April 30, 2023.
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g)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2023.
4.	Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by each of Balanced Income Fund, Balanced Retirement Fund, Multi-Asset Income Fund and Real Asset Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2023, each of Balanced Income Fund, Balanced Retirement Fund, Multi-Asset Income Fund and Real Asset Fund had used Futures Contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2023, each of Balanced Income Fund, Balanced Retirement Fund, Multi-Asset Income Fund and Real Asset Fund had used Foreign Currency Contracts.
c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call)
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or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2023, each of Balanced Retirement Fund and Multi-Asset Income Fund had used Options Contracts.
d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in
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the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2023, the Balanced Income Fund had used Credit Default Swap Contracts.
e)	Additional Derivative Instrument Information:
Balanced Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 9,965,429	$ —	$ —	$ —	$ —	$ 9,965,429
Unrealized appreciation on foreign currency contracts	—	305,588	—	—	—	305,588
Unrealized appreciation on swap contracts(2)	—	—	1,486,197	—	—	1,486,197
Total	$ 9,965,429	$ 305,588	$ 1,486,197	$ —	$ —	$ 11,757,214
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 16,713,894	$ —	$ —	$ —	$ —	$ 16,713,894
Unrealized depreciation on foreign currency contracts	—	1,118,391	—	—	—	1,118,391
Unrealized depreciation on swap contracts(2)	—	—	145,893	—	—	145,893
Total	$ 16,713,894	$ 1,118,391	$ 145,893	$ —	$ —	$ 17,978,178

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

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 April 30, 2023 (Unaudited)

Balanced Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (2,757,014)	$ —	$ —	$ —	$ —	$ (2,757,014)
Net realized gain (loss) on swap contracts	—	—	1,713,577	—	—	1,713,577
Net realized gain (loss) on foreign currency contracts	—	(3,934,719)	—	—	—	(3,934,719)
Total	$ (2,757,014)	$ (3,934,719)	$ 1,713,577	$ —	$ —	$ (4,978,156)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 395,755	$ —	$ —	$ —	$ —	$ 395,755
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	1,534,382	—	—	1,534,382
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,516,191)	—	—	—	(1,516,191)
Total	$ 395,755	$ (1,516,191)	$ 1,534,382	$ —	$ —	$ 413,946
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	4,594
Futures Contracts Number of Short Contracts	(5,845)
Swap Contracts at Notional Amount	$ 322,267,458
Foreign Currency Contracts Purchased at Contract Amount	$ 17,235,529
Foreign Currency Contracts Sold at Contract Amount	$ 68,138,392
Balanced Retirement Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ —	$ —	$ —	$ 122,160	$ —	$ 122,160
Unrealized appreciation on futures contracts(1)	253,576	—	—	—	—	253,576
Total	$ 253,576	$ —	$ —	$ 122,160	$ —	$ 375,736
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 33,296	$ —	$ —	$ —	$ 33,296
Total	$ —	$ 33,296	$ —	$ —	$ —	$ 33,296

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

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Balanced Retirement Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ —	$ —	$ (722,226)	$ —	$ (722,226)
Net realized gain (loss) on futures contracts	(507,784)	—	—	—	—	(507,784)
Net realized gain (loss) on foreign currency contracts	—	(785,989)	—	—	—	(785,989)
Total	$ (507,784)	$ (785,989)	$ —	$ (722,226)	$ —	$ (2,015,999)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ —	$ —	$ (14,521)	$ —	$ (14,521)
Net change in unrealized appreciation (depreciation) of futures contracts	747,580	—	—	—	—	747,580
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	26,173	—	—	—	26,173
Total	$ 747,580	$ 26,173	$ —	$ (14,521)	$ —	$ 759,232
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 2,183
Futures Contracts Number of Long Contracts	78
Foreign Currency Contracts Sold at Contract Amount	$ 7,530,720
Multi-Asset Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 970,188	$ —	$ —	$ —	$ —	$ 970,188
Total	$ 970,188	$ —	$ —	$ —	$ —	$ 970,188
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 187,710	$ —	$ —	$ —	$ 187,710
Total	$ —	$ 187,710	$ —	$ —	$ —	$ 187,710

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

113

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Multi-Asset Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ —	$ —	$ (1,735,323)	$ —	$ (1,735,323)
Net realized gain (loss) on futures contracts	(1,715,800)	—	—	142,491	—	(1,573,309)
Net realized gain (loss) on foreign currency contracts	—	(4,926,355)	—	—	—	(4,926,355)
Total	$ (1,715,800)	$ (4,926,355)	$ —	$ (1,592,832)	$ —	$ (8,234,987)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 2,745,099	$ —	$ —	$ —	$ —	$ 2,745,099
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	47,082	—	—	—	47,082
Total	$ 2,745,099	$ 47,082	$ —	$ —	$ —	$ 2,792,181
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 110
Futures Contracts Number of Long Contracts	354
Futures Contracts Number of Short Contracts	(9)
Foreign Currency Contracts Purchased at Contract Amount	$ 182,172
Foreign Currency Contracts Sold at Contract Amount	$ 52,941,536
Real Asset Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 838,487	$ 838,487
Unrealized appreciation on foreign currency contracts	—	37,912	—	—	—	37,912
Total	$ —	$ 37,912	$ —	$ —	$ 838,487	$ 876,399
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 1,032,641	$ 1,032,641
Unrealized depreciation on foreign currency contracts	—	125,744	—	—	—	125,744
Total	$ —	$ 125,744	$ —	$ —	$ 1,032,641	$ 1,158,385

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

114

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Real Asset Fund (Consolidated) – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ —	$ 470,110	$ 470,110
Net realized gain (loss) on foreign currency contracts	—	24,886	—	—	—	24,886
Total	$ —	$ 24,886	$ —	$ —	$ 470,110	$ 494,996
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ —	$ 745,693	$ 745,693
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(67,982)	—	—	—	(67,982)
Total	$ —	$ (67,982)	$ —	$ —	$ 745,693	$ 677,711
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	327
Futures Contracts Number of Short Contracts	(72)
Foreign Currency Contracts Purchased at Contract Amount	$ 6,872,494
Foreign Currency Contracts Sold at Contract Amount	$ 12,877,709
f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2023:

Balanced Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 305,588	$ (1,118,391)
Futures contracts	9,965,429	(16,713,894)
Swap contracts	1,486,197	(145,893)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	11,757,214	(17,978,178)
Derivatives not subject to a MNA	(11,451,626)	16,859,787
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 305,588	$ (1,118,391)

115

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 31,172	$ —	$ —	$ —	$ 31,172
Barclays	121,461	—	—	—	121,461
Citibank NA	6,221	(6,221)	—	—	—
Deutsche Bank Securities, Inc.	23,517	(23,517)	—	—	—
Goldman Sachs & Co.	52,928	(52,928)	—	—	—
Morgan Stanley	23,224	(23,224)	—	—	—
NatWest Markets Plc	25,321	—	—	—	25,321
Standard Chartered Bank	1,332	—	—	—	1,332
Toronto-Dominion Bank	20,412	—	—	—	20,412
Total	$ 305,588	$ (105,890)	$ —	$ —	$ 199,698

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$ (22,144)	$ 6,221	$ —	$ —	$ (15,923)
Deutsche Bank Securities, Inc.	(858,190)	23,517	—	—	(834,673)
Goldman Sachs & Co.	(95,328)	52,928	—	—	(42,400)
JP Morgan Chase & Co.	(5,665)	—	—	—	(5,665)
Morgan Stanley	(79,204)	23,224	—	—	(55,980)
UBS AG	(57,860)	—	—	—	(57,860)
Total	$ (1,118,391)	$ 105,890	$ —	$ —	$ (1,012,501)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Balanced Retirement Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (33,296)
Futures contracts	253,576	—
Purchased options	122,160	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	375,736	(33,296)
Derivatives not subject to a MNA	(375,736)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (33,296)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$ (30,618)	$ —	$ —	$ —	$ (30,618)
UBS AG	(2,678)	—	—	—	(2,678)
Total	$ (33,296)	$ —	$ —	$ —	$ (33,296)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Multi-Asset Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (187,710)
Futures contracts	970,188	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	970,188	(187,710)
Derivatives not subject to a MNA	(970,188)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (187,710)

116

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$ (136,017)	$ —	$ —	$ —	$ (136,017)
UBS AG	(51,693)	—	—	—	(51,693)
Total	$ (187,710)	$ —	$ —	$ —	$ (187,710)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Real Asset Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 37,912	$ (125,744)
Futures contracts	838,487	(1,032,641)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	876,399	(1,158,385)
Derivatives not subject to a MNA	(838,487)	1,032,641
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 37,912	$ (125,744)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
JP Morgan Chase & Co.	$ 14,928	$ (14,928)	$ —	$ —	$ —
Morgan Stanley	641	(641)	—	—	—
RBC Dominion Securities, Inc.	15,562	(12,841)	—	—	2,721
State Street Global Markets LLC	3,115	(3,115)	—	—	—
UBS AG	3,666	(1,003)	—	—	2,663
Total	$ 37,912	$ (32,528)	$ —	$ —	$ 5,384

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (14,708)	$ —	$ —	$ —	$ (14,708)
Credit Agricole	(21,236)	—	—	—	(21,236)
Deutsche Bank Securities, Inc.	(306)	—	—	—	(306)
JP Morgan Chase & Co.	(60,784)	14,928	—	—	(45,856)
Morgan Stanley	(8,567)	641	—	—	(7,926)
RBC Dominion Securities, Inc.	(12,841)	12,841	—	—	—
State Street Global Markets LLC	(6,299)	3,115	—	—	(3,184)
UBS AG	(1,003)	1,003	—	—	—
Total	$ (125,744)	$ 32,528	$ —	$ —	$ (93,216)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks. References to "Fund" in this section include the Fund or an Underlying Fund, as applicable.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such
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Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
Certain Funds are exposed to the risks of the Underlying Funds and/or other investment companies in direct proportion to the amount of assets those Funds allocate to each Underlying Fund and/or other investment companies. The market values of the Underlying Funds and/or other investment companies may decline due to general market conditions which are not specifically related to a particular company in which the Underlying Fund and/or other investment companies invested, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities in which the Underlying Funds and/or other investment companies invest may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
The use of certain London Interbank Offered Rates (collectively, "LIBOR") was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. In some instances, regulators
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Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

may restrict new use of LIBOR prior to the actual cessation date. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities and is intended to replace the U.S. dollar LIBOR). As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2022 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Balanced Retirement Fund*	$ 22,210,070	$ 4,178,784
Multi-Asset Income Fund	26,523,115	126,785
Real Asset Fund (Consolidated)*	13,500,243	91,403,441

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2022 the Balanced Retirement Fund utilized $509,852 of prior year capital loss carryforwards.
The Balanced Income Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund had no capital loss carryforwards for U.S. income tax purposes at October 31, 2022.
119

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$ 13,119,060,963	$ 1,325,223,067	$ (839,697,460)	$ 485,525,607
Balanced Retirement Fund	72,150,869	8,337,322	(5,616,296)	2,721,026
Checks and Balances Fund	1,326,446,984	97,441,683	(54,872,607)	42,569,076
Conservative Allocation Fund	105,341,511	4,872,111	(7,943,263)	(3,071,152)
Growth Allocation Fund	479,910,283	52,786,727	(26,175,140)	26,611,587
Moderate Allocation Fund	313,394,001	26,272,993	(20,071,784)	6,201,209
Multi-Asset Income Fund	659,995,780	32,458,758	(37,947,503)	(5,488,745)
Real Asset Fund (Consolidated)	122,858,224	15,747,189	(3,457,280)	12,289,909
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, in accordance with the Fund’s investment objective and policies. Each Fund, except Checks and Balances Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to each of Balanced Income Fund, Balanced Retirement Fund, Multi-Asset Income Fund and Real Asset Fund, HFMC pays a sub-advisory fee to Wellington Management out of its management fee. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2023; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion
Balanced Retirement Fund (Excluding assets invested in investment companies for which HFMC or its affiliates serves as investment manager (“Affiliated Funds”))	0.3900% on first $1 billion and;
0.3800% on next $4 billion and;
0.3750% over $5 billion
Balanced Retirement Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds
Checks and Balances Fund	N/A
Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion
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Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Fund	Management Fee Rates
Real Asset Fund	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion
HFMC has contractually agreed to waive the management fee it receives from the Real Asset Fund in an amount equal to the management fee paid to it by the Subsidiary. This waiver will remain in effect for as long as the Real Asset Fund remains invested in the Subsidiary.
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2023, HFMC contractually agreed to limit the total annual fund operating expenses until February 29, 2024 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.55%	0.45%	0.55%	0.45%
Conservative Allocation Fund	1.19%	1.94%	0.94%	1.44%	1.14%	0.84%	N/A	N/A	0.84%
Real Asset Fund	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2023, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.87%	1.63%	0.63%	1.24%	0.96%	0.65%	0.55%	0.65%	0.55%
Balanced Retirement Fund	0.87%	1.62%	0.57%	1.09%	0.79%	0.47%	0.36%	0.46%	0.36%
Checks and Balances Fund	0.38%	1.17%	0.15%	0.75%	0.44%	0.15%	N/A	N/A	0.04%
Conservative Allocation Fund	0.62%	1.40%	0.36%	0.96%	0.66%	0.37%	N/A	N/A	0.26%
Growth Allocation Fund	0.54%	1.39%	0.26%	0.87%	0.58%	0.27%	N/A	N/A	0.16%
Moderate Allocation Fund	0.54%	1.36%	0.27%	0.89%	0.59%	0.28%	N/A	N/A	0.18%
Multi-Asset Income Fund	1.04%	1.79%	0.74%	1.32%	1.06%	0.76%	0.65%	0.76%	0.65%
Real Asset Fund (Consolidated)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2023, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$ 1,768,530	$ 75,947
Balanced Retirement Fund	5,592	95
Checks and Balances Fund	390,259	5,369
Conservative Allocation Fund	30,909	480
Growth Allocation Fund	145,937	4,894
Moderate Allocation Fund	58,875	1,277
Multi-Asset Income Fund	89,862	2,817
Real Asset Fund (Consolidated)	40,523	8,936
121

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2023, a portion of the Company’s Chief Compliance Officer’s ("CCO") compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced Income Fund	$ 7,819
Balanced Retirement Fund	45
Checks and Balances Fund	778
Conservative Allocation Fund	59
Growth Allocation Fund	288
Moderate Allocation Fund	182
Multi-Asset Income Fund	373
Real Asset Fund (Consolidated)	83
g)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C", formerly known as DST Asset Manager Solutions, Inc.) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
122

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

For the six-month period ended April 30, 2023, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.08%	0.09%	0.08%	0.21%	0.16%	0.10%	0.00% *	0.11%	0.00% *
Balanced Retirement Fund	0.15%	0.17%	0.11%	0.22%	0.17%	0.12%	0.00%	0.07%	0.00% *
Checks and Balances Fund	0.09%	0.13%	0.11%	0.22%	0.15%	0.12%	N/A	N/A	0.00% *
Conservative Allocation Fund	0.11%	0.14%	0.10%	0.20%	0.16%	0.11%	N/A	N/A	0.00% *
Growth Allocation Fund	0.14%	0.23%	0.10%	0.21%	0.17%	0.11%	N/A	N/A	0.00% *
Moderate Allocation Fund	0.12%	0.19%	0.10%	0.21%	0.17%	0.10%	N/A	N/A	0.00% *
Multi-Asset Income Fund	0.14%	0.14%	0.09%	0.22%	0.16%	0.11%	0.00% *	0.11%	0.00% *
Real Asset Fund (Consolidated)	0.13%	0.12%	0.12%	0.20%	0.16%	0.11%	0.00%	0.11%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2023.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced Income Fund	$ 65,703,104	$ 67,525,218	$ —
Balanced Retirement Fund	421,849	438,304	—
Multi-Asset Income Fund	9,034,916	7,570,298	2,223,717
Real Asset Fund (Consolidated)	1,756,556	1,859,973	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
123

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

9.	Affiliate Fund Transactions:
A summary of affiliate fund transactions for the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the period ended April 30, 2023 is as follows:

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gains Distribution
Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$ 1,601,376	$ 1,596,817	$ 352,213	$ (18,942)	$ 342,154	$ 3,169,192	116,772	$ 16,591	$ —
Hartford Multifactor Emerging Markets ETF	2,726,461	767,716	709,821	(33,323)	391,334	3,142,367	151,228	105,095	—
Hartford Multifactor US Equity ETF	823,646	—	851,824	255,878	(227,700)	—	—	8,517	—
The Hartford World Bond Fund, Class F	7,818,058	156,893	764,804	(43,421)	367,391	7,534,117	740,090	52,315	—
Total	$ 12,969,541	$ 2,521,426	$ 2,678,662	$ 160,192	$ 873,179	$ 13,845,676	1,008,090	$ 182,518	$ —
Checks and Balances Fund
Hartford Total Return Bond ETF	$ 444,889,471	$ 7,904,750	$ 24,622,650	$ (5,305,565)	$ 33,857,626	$ 456,723,632	13,385,804	$ 7,257,164	$ —
The Hartford Capital Appreciation Fund, Class F	460,196,320	41,676,483	55,174,638	(9,760,698)	16,283,185	453,220,652	12,853,677	3,406,115	23,857,777
The Hartford Dividend and Growth Fund, Class F	459,839,865	40,413,865	42,551,989	2,116,973	(6,293,044)	453,525,670	15,168,083	4,674,478	20,199,271
Total	$ 1,364,925,656	$ 89,995,098	$ 122,349,277	$ (12,949,290)	$ 43,847,767	$ 1,363,469,954	41,407,564	$ 15,337,757	$44,057,048
Conservative Allocation Fund
Hartford Core Bond ETF	$ 20,713,165	$ —	$ 955,308	$ (183,191)	$ 1,438,919	$ 21,013,585	597,656	$ 301,785	$ —
Hartford Core Equity Fund, Class F	11,641,553	676,135	1,999,136	(25,396)	287,648	10,580,804	254,898	147,396	315,888
Hartford Large Cap Growth ETF	2,955,709	—	—	—	415,781	3,371,490	245,603	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,128,346	—	1,036,259	(73,071)	639,076	2,658,092	97,940	32,410	—
Hartford Multifactor US Equity ETF	4,063,826	—	714,841	160,988	(38,091)	3,471,882	86,605	44,744	—
Hartford Schroders Commodity Strategy ETF	1,114,100	—	—	—	(97,471)	1,016,629	64,662	7,119	—
Hartford Schroders Emerging Markets Equity Fund, Class F	983,081	569,191	174,678	(41,353)	180,475	1,516,716	100,578	21,416	—
Hartford Schroders International Multi-Cap Value Fund, Class F	1,603,951	1,111,512	1,030,484	(4,522)	268,225	1,948,682	209,086	49,524	—
Hartford Schroders Sustainable Core Bond Fund, Class F	16,370,971	3,370,869	2,125,898	(345,514)	1,185,108	18,455,536	2,099,606	322,929	—
Hartford Small Cap Value Fund, Class F	1,592,159	330,270	791,585	28,218	(166,187)	992,875	97,055	30,594	113,788
The Hartford Equity Income Fund, Class F	3,742,538	751,126	903,631	(49,648)	(232,855)	3,307,530	166,459	52,514	355,206
124

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund – (continued)
The Hartford Growth Opportunities Fund, Class F	$ 908,752	$ 1,004,406	$ 842,311	$ (63,822)	$ 150,935	$ 1,157,960	30,202	$ —	$ —
The Hartford Inflation Plus Fund, Class F	5,159,295	285,944	533,995	(47,000)	180,398	5,044,642	489,771	88,694	—
The Hartford International Growth Fund, Class F	1,071,735	520,207	986,121	(78,980)	242,390	769,231	50,244	3,178	—
The Hartford International Opportunities Fund, Class F	2,132,973	556,675	490,561	(26,281)	388,227	2,561,033	156,256	21,904	—
The Hartford Small Company Fund, Class F	1,599,011	106,639	654,620	(186,571)	146,522	1,010,981	56,701	—	—
The Hartford Strategic Income Fund, Class F	9,231,699	452,866	1,089,777	(175,919)	761,336	9,180,205	1,201,597	263,715	—
The Hartford World Bond Fund, Class F	15,437,452	1,322,816	3,286,664	(129,703)	797,165	14,141,066	1,389,103	108,855	—
Total	$ 103,450,316	$ 11,058,656	$ 17,615,869	$ (1,241,765)	$ 6,547,601	$ 102,198,939	7,394,022	$ 1,496,777	$ 784,882
Growth Allocation Fund
Hartford Core Bond ETF	$ 32,018,289	$ —	$ —	$ —	$ 1,943,634	$ 33,961,923	965,925	$ 473,943	$ —
Hartford Core Equity Fund, Class F	95,779,674	3,813,130	12,712,324	564,748	1,297,762	88,742,990	2,137,870	1,180,911	2,632,219
Hartford Large Cap Growth ETF	31,685,142	—	—	—	4,457,167	36,142,309	2,632,859	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	34,631,830	—	8,561,269	(898,071)	7,242,142	32,414,632	1,194,349	358,794	—
Hartford Multifactor US Equity ETF	49,234,028	—	6,358,106	1,311,541	195,258	44,382,721	1,107,113	542,079	—
Hartford Schroders Commodity Strategy ETF	10,220,185	—	—	—	(894,153)	9,326,032	593,176	65,304	—
Hartford Schroders Emerging Markets Equity Fund, Class F	11,411,040	4,288,755	1,059,686	(221,017)	1,863,520	16,282,612	1,079,749	259,301	—
Hartford Schroders International Multi-Cap Value Fund, Class F	18,428,609	8,671,851	2,750,372	(230,667)	3,187,361	27,306,782	2,929,912	447,246	—
Hartford Schroders Sustainable Core Bond Fund, Class F	26,092,673	16,585,346	1,028,556	(91,850)	1,317,228	42,874,841	4,877,684	564,576	—
Hartford Small Cap Value Fund, Class F	17,697,452	1,642,629	3,892,299	(78,435)	(1,629,430)	13,739,917	1,343,101	348,065	1,294,564
The Hartford Equity Income Fund, Class F	46,940,731	5,305,355	5,205,978	(148,062)	(3,876,497)	43,015,549	2,164,849	668,898	4,636,458
The Hartford Growth Opportunities Fund, Class F	18,206,768	12,821,962	9,626,444	(2,505,783)	4,070,721	22,967,224	599,041	—	—
The Hartford International Growth Fund, Class F	13,736,368	1,196,840	6,483,463	(1,154,308)	4,169,586	11,465,023	748,858	127,381	—
125

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gains Distribution
Growth Allocation Fund – (continued)
The Hartford International Opportunities Fund, Class F	$ 28,856,535	$ 2,558,733	$ 4,662,322	$ (565,107)	$ 5,586,399	$ 31,774,238	1,938,636	$ 308,900	$ —
The Hartford Small Company Fund, Class F	16,838,392	—	2,592,244	(752,255)	289,963	13,783,856	773,071	—	—
The Hartford Strategic Income Fund, Class F	14,051,769	416,797	434,524	(69,781)	954,135	14,918,396	1,952,669	416,797	—
The Hartford World Bond Fund, Class F	23,676,633	13,484,213	15,849,411	(367,817)	1,702,308	22,645,926	2,224,551	251,887	—
Total	$ 489,506,118	$ 70,785,611	$ 81,216,998	$ (5,206,864)	$ 31,877,104	$ 505,744,971	29,263,413	$ 6,014,082	$ 8,563,241
Moderate Allocation Fund
Hartford Core Bond ETF	$ 42,661,782	$ —	$ 396,591	$ (76,051)	$ 2,665,105	$ 44,854,245	1,275,718	$ 629,491	$ —
Hartford Core Equity Fund, Class F	57,034,410	2,267,708	7,428,707	(783,423)	1,917,128	53,007,116	1,276,972	706,229	1,561,479
Hartford Large Cap Growth ETF	13,343,132	—	—	—	1,876,986	15,220,118	1,108,740	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	18,040,703	—	4,938,856	(536,738)	3,828,672	16,393,781	604,045	186,906	—
Hartford Multifactor US Equity ETF	19,316,689	—	2,871,974	598,711	(10,459)	17,032,967	424,882	212,682	—
Hartford Schroders Commodity Strategy ETF	5,531,339	—	—	—	(483,931)	5,047,408	321,037	35,344	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,963,068	2,740,649	873,423	(210,040)	1,055,312	8,675,566	575,303	128,579	—
Hartford Schroders International Multi-Cap Value Fund, Class F	9,739,490	6,558,271	4,593,220	(301,982)	1,876,444	13,279,003	1,424,786	247,316	—
Hartford Schroders Sustainable Core Bond Fund, Class F	32,971,285	9,793,250	2,819,600	(449,987)	2,118,980	41,613,928	4,734,235	673,033	—
Hartford Small Cap Value Fund, Class F	8,119,027	730,252	1,755,330	112,050	(866,188)	6,339,811	619,727	154,737	575,515
The Hartford Equity Income Fund, Class F	19,354,854	3,577,932	4,677,487	(6,406)	(1,466,958)	16,781,934	844,587	271,557	1,819,272
The Hartford Growth Opportunities Fund, Class F	5,221,990	4,208,621	3,443,008	(174,762)	626,634	6,439,475	167,957	—	—
The Hartford International Growth Fund, Class F	7,341,594	617,716	3,896,302	(725,333)	2,255,001	5,592,676	365,295	57,716	—
The Hartford International Opportunities Fund, Class F	14,640,062	1,671,160	2,834,790	(218,610)	2,709,919	15,967,741	974,237	148,428	—
The Hartford Small Company Fund, Class F	7,715,387	—	1,814,073	(494,529)	261,748	5,668,534	317,921	—	—
126

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gains Distribution
Moderate Allocation Fund – (continued)
The Hartford Strategic Income Fund, Class F	$ 18,404,287	$ 575,213	$ 1,148,245	$ (187,551)	$ 1,344,486	$ 18,988,190	2,485,365	$ 536,919	$ —
The Hartford World Bond Fund, Class F	30,114,359	4,697,832	7,918,213	(234,177)	1,628,714	28,288,515	2,778,833	237,367	—
Total	$ 315,513,458	$ 37,438,604	$ 51,409,819	$ (3,688,828)	$ 21,337,593	$ 319,191,008	20,299,640	$ 4,226,304	$ 3,956,266
10.	Affiliate Holdings:
As of April 30, 2023, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund	—	—	—	—	—	100%	91%	—	2%
Conservative Allocation Fund	—	—	—	—	—	—	N/A	N/A	8%
Multi-Asset Income Fund	—	—	—	—	—	1%	—	—	—
Real Asset Fund (Consolidated)	—	—	—	—	49%	4%	79%	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund	—	—	—	—	—	0% *	0% *	—	0% *
Conservative Allocation Fund	—	—	—	—	—	—	N/A	N/A	0% *
Multi-Asset Income Fund	—	—	—	—	—	0% *	—	—	—
Real Asset Fund (Consolidated)	—	—	—	—	0% *	0% *	0% *	—	—

*	Percentage rounds to zero.
As of April 30, 2023, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Fund identified below. Therefore, the Fund may experience relatively large purchases or redemptions of its shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Fund listed below as follows:
Fund	Percentage of Fund*
Balanced Income Fund	0% (1)

*	As of April 30, 2023, affiliated funds of funds and the 529 plan were invested in Class F shares.
(1)	Percentage rounds to zero.
11.	Investment Transactions:
For the six-month period ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$ 3,149,276,261	$ 3,334,840,728	$ 764,731,815	$ 852,239,801	$ 3,914,008,076	$ 4,187,080,529
Balanced Retirement Fund	9,882,877	15,981,090	813,401	402,901	10,696,278	16,383,991
Checks and Balances Fund	89,995,098	122,349,273	—	—	89,995,098	122,349,273
Conservative Allocation Fund	11,058,656	17,615,868	—	—	11,058,656	17,615,868
Growth Allocation Fund	70,785,611	81,216,996	—	—	70,785,611	81,216,996
Moderate Allocation Fund	37,438,604	51,409,817	—	—	37,438,604	51,409,817
Multi-Asset Income Fund	148,509,557	180,914,285	54,053,978	49,528,374	202,563,535	230,442,659
Real Asset Fund (Consolidated)	51,429,667	70,802,049	41,648,160	48,056,665	93,077,827	118,858,714
127

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2023 and the year ended October 31, 2022:

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	23,442,069	$ 328,104,536	45,380,355	$ 680,933,237
Shares Issued for Reinvested Dividends	14,085,011	195,369,777	20,207,920	312,080,352
Shares Redeemed	(30,267,470)	(423,728,477)	(46,506,420)	(692,608,264)
Net Increase (Decrease)	7,259,610	99,745,836	19,081,855	300,405,325
Class C
Shares Sold	5,403,616	$ 74,369,215	13,264,522	$ 198,262,056
Shares Issued for Reinvested Dividends	6,439,883	87,879,211	10,792,843	165,249,274
Shares Redeemed	(25,260,171)	(346,640,401)	(45,932,689)	(674,013,436)
Net Increase (Decrease)	(13,416,672)	(184,391,975)	(21,875,324)	(310,502,106)
Class I
Shares Sold	36,073,215	$ 506,216,064	71,166,520	$ 1,073,019,569
Shares Issued for Reinvested Dividends	13,632,611	189,095,453	19,918,593	307,247,454
Shares Redeemed	(45,589,419)	(639,145,060)	(72,325,788)	(1,076,124,169)
Net Increase (Decrease)	4,116,407	56,166,457	18,759,325	304,142,854
Class R3
Shares Sold	910,848	$ 12,797,923	2,692,492	$ 40,816,664
Shares Issued for Reinvested Dividends	440,903	6,148,500	637,554	9,919,268
Shares Redeemed	(1,360,129)	(19,162,159)	(2,846,420)	(43,525,289)
Net Increase (Decrease)	(8,378)	(215,736)	483,626	7,210,643
Class R4
Shares Sold	367,258	$ 5,165,659	1,384,491	$ 21,099,551
Shares Issued for Reinvested Dividends	243,053	3,390,172	388,589	6,045,292
Shares Redeemed	(957,344)	(13,507,594)	(2,068,084)	(31,123,538)
Net Increase (Decrease)	(347,033)	(4,951,763)	(295,004)	(3,978,695)
Class R5
Shares Sold	226,670	$ 3,197,806	589,314	$ 8,952,231
Shares Issued for Reinvested Dividends	123,392	1,722,686	178,677	2,774,877
Shares Redeemed	(205,948)	(2,902,212)	(549,706)	(8,209,429)
Net Increase (Decrease)	144,114	2,018,280	218,285	3,517,679
Class R6
Shares Sold	2,547,517	$ 36,201,864	4,232,989	$ 65,084,978
Shares Issued for Reinvested Dividends	871,903	12,246,959	1,255,354	19,595,678
Shares Redeemed	(2,120,113)	(30,068,712)	(4,250,380)	(64,874,659)
Net Increase (Decrease)	1,299,307	18,380,111	1,237,963	19,805,997
Class Y
Shares Sold	384,371	$ 5,465,577	1,452,329	$ 22,247,159
Shares Issued for Reinvested Dividends	285,818	4,023,474	569,060	8,926,770
Shares Redeemed	(2,983,891)	(42,033,449)	(3,520,209)	(52,479,571)
Net Increase (Decrease)	(2,313,702)	(32,544,398)	(1,498,820)	(21,305,642)
Class F
Shares Sold	15,823,254	$ 221,632,688	34,230,588	$ 514,531,525
Shares Issued for Reinvested Dividends	9,064,043	125,796,052	12,845,187	198,036,292
Shares Redeemed	(17,881,276)	(250,503,506)	(30,255,833)	(450,934,828)
Net Increase (Decrease)	7,006,021	96,925,234	16,819,942	261,632,989
Total Net Increase (Decrease)	3,739,674	$ 51,132,046	32,931,848	$ 560,929,044
Balanced Retirement Fund
Class A
Shares Sold	95,398	$ 854,316	358,661	$ 3,424,252
Shares Issued for Reinvested Dividends	268,192	2,360,451	177,598	1,710,237
Shares Redeemed	(646,327)	(5,790,296)	(1,178,501)	(11,307,405)
Net Increase (Decrease)	(282,737)	(2,575,529)	(642,242)	(6,172,916)
128

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class C
Shares Sold	5,737	$ 51,396	60,226	$ 573,847
Shares Issued for Reinvested Dividends	25,150	221,764	14,706	142,739
Shares Redeemed	(141,440)	(1,268,595)	(225,180)	(2,153,497)
Net Increase (Decrease)	(110,553)	(995,435)	(150,248)	(1,436,911)
Class I
Shares Sold	61,011	$ 542,669	103,162	$ 988,906
Shares Issued for Reinvested Dividends	42,191	371,021	30,071	288,960
Shares Redeemed	(152,569)	(1,368,361)	(225,951)	(2,175,784)
Net Increase (Decrease)	(49,367)	(454,671)	(92,718)	(897,918)
Class R3
Shares Sold	2,482	$ 22,309	6,126	$ 58,685
Shares Issued for Reinvested Dividends	2,328	20,504	1,691	16,384
Shares Redeemed	(431)	(3,829)	(29,537)	(283,910)
Net Increase (Decrease)	4,379	38,984	(21,720)	(208,841)
Class R4
Shares Sold	35	$ 315	2,545	$ 25,492
Shares Issued for Reinvested Dividends	553	4,845	621	5,950
Shares Redeemed	(174)	(1,569)	(11,619)	(100,663)
Net Increase (Decrease)	414	3,591	(8,453)	(69,221)
Class R5
Shares Sold	—	$ —	10,469	$ 104,155
Shares Issued for Reinvested Dividends	46	402	837	8,368
Shares Redeemed	—	—	(83,424)	(825,183)
Net Increase (Decrease)	46	402	(72,118)	(712,660)
Class R6
Shares Issued for Reinvested Dividends	61	$ 537	42	$ 403
Shares Redeemed	(1)	(6)	(1)	(13)
Net Increase (Decrease)	60	531	41	390
Class Y
Shares Sold	149,203	$ 1,352,600	29,736	$ 275,493
Shares Issued for Reinvested Dividends	10,516	91,770	3,580	34,172
Shares Redeemed	(90,908)	(798,055)	(43,656)	(416,909)
Net Increase (Decrease)	68,811	646,315	(10,340)	(107,244)
Class F
Shares Sold	111	$ 1,000	1,319	$ 12,876
Shares Issued for Reinvested Dividends	294	2,563	281	2,686
Shares Redeemed	(1)	(12)	(10,841)	(104,846)
Net Increase (Decrease)	404	3,551	(9,241)	(89,284)
Total Net Increase (Decrease)	(368,543)	$ (3,332,261)	(1,007,039)	$ (9,694,605)
Checks and Balances Fund
Class A
Shares Sold	4,018,863	$ 36,025,464	7,170,629	$ 71,668,812
Shares Issued for Reinvested Dividends	10,205,321	89,745,450	8,645,477	92,614,969
Shares Redeemed	(11,612,286)	(105,091,655)	(16,441,346)	(164,009,128)
Net Increase (Decrease)	2,611,898	20,679,259	(625,240)	274,653
Class C
Shares Sold	409,721	$ 3,694,066	857,316	$ 8,638,167
Shares Issued for Reinvested Dividends	606,757	5,288,967	556,014	5,986,175
Shares Redeemed	(1,758,175)	(15,588,350)	(3,058,650)	(30,310,760)
Net Increase (Decrease)	(741,697)	(6,605,317)	(1,645,320)	(15,686,418)
Class I
Shares Sold	951,535	$ 8,628,481	1,903,490	$ 19,374,645
Shares Issued for Reinvested Dividends	650,597	5,733,596	614,004	6,579,105
Shares Redeemed	(1,569,806)	(14,221,763)	(3,160,216)	(31,533,191)
Net Increase (Decrease)	32,326	140,314	(642,722)	(5,579,441)
129

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	72,080	$ 643,200	260,537	$ 2,616,978
Shares Issued for Reinvested Dividends	77,606	678,639	64,584	691,580
Shares Redeemed	(155,092)	(1,407,110)	(276,032)	(2,705,655)
Net Increase (Decrease)	(5,406)	(85,271)	49,089	602,903
Class R4
Shares Sold	15,277	$ 136,554	27,385	$ 270,255
Shares Issued for Reinvested Dividends	26,858	235,130	20,668	220,567
Shares Redeemed	(27,706)	(241,929)	(24,003)	(236,273)
Net Increase (Decrease)	14,429	129,755	24,050	254,549
Class R5
Shares Sold	3,250	$ 28,636	12,826	$ 125,599
Shares Issued for Reinvested Dividends	5,318	45,906	4,189	43,948
Shares Redeemed	(3,724)	(32,860)	(12,964)	(130,671)
Net Increase (Decrease)	4,844	41,682	4,051	38,876
Class F
Shares Sold	237,600	$ 2,211,974	54,545	$ 555,849
Shares Issued for Reinvested Dividends	33,999	299,610	13,939	148,886
Shares Redeemed	(54,712)	(491,684)	(81,891)	(885,264)
Net Increase (Decrease)	216,887	2,019,900	(13,407)	(180,529)
Total Net Increase (Decrease)	2,133,281	$ 16,320,322	(2,849,499)	$ (20,275,407)
Conservative Allocation Fund
Class A
Shares Sold	331,207	$ 3,350,114	880,866	$ 9,699,139
Shares Issued for Reinvested Dividends	229,361	2,269,978	476,598	5,562,977
Shares Redeemed	(1,178,406)	(11,928,583)	(2,052,017)	(22,020,848)
Net Increase (Decrease)	(617,838)	(6,308,491)	(694,553)	(6,758,732)
Class C
Shares Sold	112,849	$ 1,134,571	95,148	$ 1,044,494
Shares Issued for Reinvested Dividends	11,144	110,003	27,043	313,125
Shares Redeemed	(115,183)	(1,152,781)	(211,011)	(2,270,067)
Net Increase (Decrease)	8,810	91,793	(88,820)	(912,448)
Class I
Shares Sold	66,215	$ 664,313	150,937	$ 1,621,962
Shares Issued for Reinvested Dividends	5,606	55,486	8,530	99,708
Shares Redeemed	(27,457)	(277,857)	(163,488)	(1,720,460)
Net Increase (Decrease)	44,364	441,942	(4,021)	1,210
Class R3
Shares Sold	22,503	$ 225,842	31,358	$ 341,081
Shares Issued for Reinvested Dividends	3,635	36,013	8,402	98,163
Shares Redeemed	(51,821)	(526,202)	(74,006)	(826,272)
Net Increase (Decrease)	(25,683)	(264,347)	(34,246)	(387,028)
Class R4
Shares Sold	5,193	$ 52,418	10,096	$ 109,951
Shares Issued for Reinvested Dividends	1,399	13,824	2,754	32,145
Shares Redeemed	(1,346)	(13,617)	(14,815)	(152,935)
Net Increase (Decrease)	5,246	52,625	(1,965)	(10,839)
Class R5
Shares Sold	7,107	$ 71,660	24,457	$ 261,525
Shares Issued for Reinvested Dividends	3,485	34,494	6,294	73,668
Shares Redeemed	(1,512)	(15,338)	(28,970)	(311,876)
Net Increase (Decrease)	9,080	90,816	1,781	23,317
Class F
Shares Issued for Reinvested Dividends	409	$ 4,049	704	$ 8,240
Shares Redeemed	(167)	(1,640)	(140)	(1,600)
Net Increase (Decrease)	242	2,409	564	6,640
Total Net Increase (Decrease)	(575,779)	$ (5,893,253)	(821,260)	$ (8,037,880)
130

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Growth Allocation Fund
Class A
Shares Sold	737,913	$ 8,906,332	1,578,005	$ 21,182,124
Shares Issued for Reinvested Dividends	2,400,659	28,228,798	2,884,484	42,306,756
Shares Redeemed	(2,348,952)	(28,351,515)	(4,556,883)	(61,215,230)
Net Increase (Decrease)	789,620	8,783,615	(94,394)	2,273,650
Class C
Shares Sold	86,804	$ 1,046,675	137,472	$ 1,850,676
Shares Issued for Reinvested Dividends	86,428	1,011,937	126,826	1,842,400
Shares Redeemed	(277,214)	(3,322,286)	(569,517)	(7,620,849)
Net Increase (Decrease)	(103,982)	(1,263,674)	(305,219)	(3,927,773)
Class I
Shares Sold	66,196	$ 793,429	155,134	$ 2,064,704
Shares Issued for Reinvested Dividends	51,815	605,128	61,846	901,566
Shares Redeemed	(104,590)	(1,245,122)	(232,408)	(3,061,384)
Net Increase (Decrease)	13,421	153,435	(15,428)	(95,114)
Class R3
Shares Sold	28,484	$ 333,615	82,732	$ 1,012,118
Shares Issued for Reinvested Dividends	30,839	352,337	34,926	498,087
Shares Redeemed	(68,088)	(791,434)	(76,517)	(997,719)
Net Increase (Decrease)	(8,765)	(105,482)	41,141	512,486
Class R4
Shares Sold	8,340	$ 100,282	21,338	$ 279,085
Shares Issued for Reinvested Dividends	11,353	132,871	15,440	225,267
Shares Redeemed	(41,883)	(495,220)	(58,107)	(712,811)
Net Increase (Decrease)	(22,190)	(262,067)	(21,329)	(208,459)
Class R5
Shares Sold	41,456	$ 497,220	30,328	$ 406,645
Shares Issued for Reinvested Dividends	20,861	245,764	24,855	365,301
Shares Redeemed	(63,608)	(760,043)	(53,790)	(711,791)
Net Increase (Decrease)	(1,291)	(17,059)	1,393	60,155
Class F
Shares Sold	5,792	$ 70,475	5,135	$ 67,683
Shares Issued for Reinvested Dividends	3,290	38,464	4,398	64,193
Shares Redeemed	(1,661)	(19,484)	(18,778)	(259,227)
Net Increase (Decrease)	7,421	89,455	(9,245)	(127,351)
Total Net Increase (Decrease)	674,234	$ 7,378,223	(403,081)	$ (1,512,406)
Moderate Allocation Fund
Class A
Shares Sold	528,017	$ 5,794,268	988,281	$ 11,963,749
Shares Issued for Reinvested Dividends	1,214,442	13,100,441	1,706,883	22,335,943
Shares Redeemed	(1,996,669)	(21,976,844)	(3,539,908)	(42,234,078)
Net Increase (Decrease)	(254,210)	(3,082,135)	(844,744)	(7,934,386)
Class C
Shares Sold	129,345	$ 1,402,300	85,944	$ 1,055,779
Shares Issued for Reinvested Dividends	35,665	383,133	61,704	797,277
Shares Redeemed	(259,811)	(2,840,877)	(440,590)	(5,334,787)
Net Increase (Decrease)	(94,801)	(1,055,444)	(292,942)	(3,481,731)
Class I
Shares Sold	53,904	$ 599,906	185,779	$ 2,203,901
Shares Issued for Reinvested Dividends	37,813	409,582	54,056	710,669
Shares Redeemed	(165,125)	(1,841,618)	(244,599)	(2,980,144)
Net Increase (Decrease)	(73,408)	(832,130)	(4,764)	(65,574)
Class R3
Shares Sold	78,180	$ 844,431	205,038	$ 2,449,670
Shares Issued for Reinvested Dividends	49,886	529,029	75,047	964,742
Shares Redeemed	(186,488)	(2,034,440)	(274,025)	(3,202,458)
Net Increase (Decrease)	(58,422)	(660,980)	6,060	211,954
131

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	11,212	$ 123,868	25,577	$ 301,010
Shares Issued for Reinvested Dividends	10,968	118,606	15,748	206,550
Shares Redeemed	(44,615)	(495,966)	(41,032)	(470,703)
Net Increase (Decrease)	(22,435)	(253,492)	293	36,857
Class R5
Shares Sold	33,528	$ 370,240	447,320	$ 5,440,204
Shares Issued for Reinvested Dividends	29,564	320,496	37,719	496,255
Shares Redeemed	(82,322)	(917,513)	(423,027)	(5,218,794)
Net Increase (Decrease)	(19,230)	(226,777)	62,012	717,665
Class F
Shares Sold	5,211	$ 56,479	8,413	$ 102,683
Shares Issued for Reinvested Dividends	2,350	25,459	2,947	38,761
Shares Redeemed	(1,940)	(21,201)	(6,486)	(78,070)
Net Increase (Decrease)	5,621	60,737	4,874	63,374
Total Net Increase (Decrease)	(516,885)	$ (6,050,221)	(1,069,211)	$ (10,451,841)
Multi-Asset Income Fund
Class A
Shares Sold	1,054,185	$ 19,003,859	1,005,902	$ 19,629,965
Shares Issued for Reinvested Dividends	845,339	15,063,821	2,093,286	41,835,896
Shares Redeemed	(2,279,816)	(41,092,884)	(4,173,913)	(80,183,623)
Net Increase (Decrease)	(380,292)	(7,025,204)	(1,074,725)	(18,717,762)
Class C
Shares Sold	113,415	$ 2,046,617	99,677	$ 1,938,600
Shares Issued for Reinvested Dividends	49,762	889,908	166,756	3,374,170
Shares Redeemed	(514,538)	(9,334,005)	(981,288)	(19,055,971)
Net Increase (Decrease)	(351,361)	(6,397,480)	(714,855)	(13,743,201)
Class I
Shares Sold	331,011	$ 5,953,335	564,723	$ 10,889,474
Shares Issued for Reinvested Dividends	114,009	2,026,684	340,052	6,799,580
Shares Redeemed	(882,359)	(15,826,308)	(1,862,211)	(36,254,863)
Net Increase (Decrease)	(437,339)	(7,846,289)	(957,436)	(18,565,809)
Class R3
Shares Sold	1,212	$ 22,232	3,463	$ 68,269
Shares Issued for Reinvested Dividends	965	17,492	3,225	65,858
Shares Redeemed	(214)	(3,803)	(21,655)	(405,015)
Net Increase (Decrease)	1,963	35,921	(14,967)	(270,888)
Class R4
Shares Sold	1,191	$ 21,873	1,621	$ 31,426
Shares Issued for Reinvested Dividends	1,210	21,992	3,041	62,055
Shares Redeemed	(267)	(4,884)	(8,896)	(178,325)
Net Increase (Decrease)	2,134	38,981	(4,234)	(84,844)
Class R5
Shares Sold	1,049	$ 19,261	1,969	$ 41,846
Shares Issued for Reinvested Dividends	179	3,248	630	12,817
Shares Redeemed	(529)	(9,815)	(4,882)	(89,613)
Net Increase (Decrease)	699	12,694	(2,283)	(34,950)
Class R6
Shares Sold	445	$ 8,231	1,613	$ 33,198
Shares Issued for Reinvested Dividends	579	10,517	1,262	25,541
Shares Redeemed	(2,055)	(38,074)	(809)	(15,832)
Net Increase (Decrease)	(1,031)	(19,326)	2,066	42,907
Class Y
Shares Sold	11,359	$ 208,479	101,456	$ 2,062,628
Shares Issued for Reinvested Dividends	7,512	136,529	22,971	469,601
Shares Redeemed	(19,916)	(363,722)	(215,043)	(4,159,689)
Net Increase (Decrease)	(1,045)	(18,714)	(90,616)	(1,627,460)
132

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class F
Shares Sold	199,713	$ 3,599,250	438,937	$ 8,577,843
Shares Issued for Reinvested Dividends	123,056	2,186,630	304,398	6,053,888
Shares Redeemed	(454,069)	(8,164,999)	(871,075)	(16,925,617)
Net Increase (Decrease)	(131,300)	(2,379,119)	(127,740)	(2,293,886)
Total Net Increase (Decrease)	(1,297,572)	$ (23,598,536)	(2,984,790)	$ (55,295,893)
Real Asset Fund (Consolidated)
Class A
Shares Sold	503,657	$ 4,389,963	2,388,242	$ 21,471,762
Shares Issued for Reinvested Dividends	176,640	1,483,779	353,847	3,195,670
Shares Redeemed	(787,989)	(6,856,886)	(922,608)	(8,053,174)
Net Increase (Decrease)	(107,692)	(983,144)	1,819,481	16,614,258
Class C
Shares Sold	96,858	$ 827,780	276,210	$ 2,435,591
Shares Issued for Reinvested Dividends	15,930	130,465	12,011	106,616
Shares Redeemed	(88,340)	(740,682)	(86,391)	(748,815)
Net Increase (Decrease)	24,448	217,563	201,830	1,793,392
Class I
Shares Sold	690,736	$ 5,966,870	6,633,387	$ 60,816,833
Shares Issued for Reinvested Dividends	272,655	2,290,305	442,351	3,992,196
Shares Redeemed	(1,973,785)	(17,154,962)	(2,666,503)	(23,213,447)
Net Increase (Decrease)	(1,010,394)	(8,897,787)	4,409,235	41,595,582
Class R3
Shares Sold	2,573	$ 22,207	1,582	$ 13,652
Shares Issued for Reinvested Dividends	611	5,159	2,150	19,581
Shares Redeemed	(9)	(80)	(2,260)	(21,346)
Net Increase (Decrease)	3,175	27,286	1,472	11,887
Class R4
Shares Sold	—	$ —	1,292	$ 11,873
Shares Issued for Reinvested Dividends	120	1,013	25	229
Shares Redeemed	—	—	(1)	(6)
Net Increase (Decrease)	120	1,013	1,316	12,096
Class R5
Shares Sold	4,457	$ 38,319	7,691	$ 68,883
Shares Issued for Reinvested Dividends	1,562	13,008	6,146	54,965
Shares Redeemed	(1,244)	(10,804)	(11,289)	(100,148)
Net Increase (Decrease)	4,775	40,523	2,548	23,700
Class R6(1)
Shares Sold	370	$ 3,167	1,098	$ 10,000
Shares Issued for Reinvested Dividends	53	444	—	—
Shares Redeemed	(70)	(611)	—	—
Net Increase (Decrease)	353	3,000	1,098	10,000
Class Y
Shares Sold	187,689	$ 1,622,384	2,792,901	$ 27,180,427
Shares Issued for Reinvested Dividends	260,389	2,184,666	1,246,869	11,225,823
Shares Redeemed	(2,390,219)	(21,140,776)	(4,255,301)	(38,032,576)
Net Increase (Decrease)	(1,942,141)	(17,333,726)	(215,531)	373,674
Class F
Shares Sold	2,149,619	$ 18,902,722	2,830,628	$ 25,462,819
Shares Issued for Reinvested Dividends	188,135	1,580,330	63,627	573,023
Shares Redeemed	(1,894,895)	(16,249,048)	(518,191)	(4,425,401)
Net Increase (Decrease)	442,859	4,234,004	2,376,064	21,610,441
Total Net Increase (Decrease)	(2,584,497)	$ (22,691,268)	8,597,513	$ 82,045,030

(1)	Class R6 of the Real Asset Fund commenced operations on February 28, 2022.
133

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

13.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 2, 2023. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2022 through March 2, 2023, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2023, none of the Funds had borrowings under these facilities.
14.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.	Recent Accounting Pronouncement:
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU"), ASU 2020-04, which provides guidance to account for certain contract modifications prospectively to ease the potential burden in accounting associated with transitioning away from LIBOR (as discussed above) and other reference rates that are expected to be discontinued. The ASU is effective upon release of the update on March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, the FASB issued ASU 2022-06, which extends the sunset date established by ASU 2020-04 from December 31, 2022 to December 31, 2024 in order to capture the time period in which the aforementioned contract modifications may occur. Management is continuing to evaluate the potential effect a discontinuation of LIBOR could have on the Funds' investments and has determined that it is unlikely the ASU's adoption will have a material impact on the Funds' financial statements.
16.	Regulatory Update
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is evaluating the impact of these rule and form amendment changes.
17.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
134

Hartford Multi-Strategy Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
135

Hartford Multi-Strategy Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Balanced Income Fund
Hartford AARP Balanced Retirement Fund
The Hartford Checks and Balances Fund
The Hartford Conservative Allocation Fund
The Hartford Growth Allocation Fund
Hartford Moderate Allocation Fund
Hartford Multi-Asset Income Fund
Hartford Real Asset Fund (formerly, The Hartford Global Real Asset Fund)
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. In connection with planned changes to the meeting calendar of the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”), at its meeting held on November 8-10, 2022, the Board, including each of the Independent Directors, unanimously voted to approve the continuation of the following agreements for the period from November 10, 2022 through September 30, 2023: (i) an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of the Funds, and The Hartford Mutual Funds II, Inc., on behalf of each of its series (the “Management Agreement”); and (ii) with respect to each of The Hartford Balanced Income Fund, Hartford AARP Balanced Retirement Fund, Hartford Multi-Asset Income Fund, and Hartford Real Asset Fund, an investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) between HFMC and Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”).
In determining whether to approve the continuation of the Agreements, the Board considered the comprehensive information and materials that were provided to the Board by the Advisers, Broadridge Financial Solutions, Inc., an independent provider of investment company data, and an independent financial services consultant engaged by the Independent Directors in connection with the Board’s annual review of the Agreements at its June 15-16, 2022 and August 9-10, 2022 meetings, as described in the “Approval of Investment Management and Investment Sub-Advisory Agreements” section included in the Funds’ annual report for the year ended October 31, 2022. In addition, in advance of the November 8-10, 2022 meeting, the Board requested, and HFMC provided, additional information and updates relating to the Funds in support of the continuation of the Agreements for the additional period.
The Board considered that the approval of the Agreements will not result in any changes in (i) the investment process or strategies employed in the management of the Funds’ assets; (ii) the fees and expenses paid by the Funds’ shareholders; (iii) the nature, extent and quality of services provided to the Funds under the Agreements; or (iv) the day-to-day management of each Fund or the persons primarily responsible for such management. The Board noted that there were no material changes in the net expense ratios of Class A shares of the Funds between the net expense ratios presented at the Board’s meeting on June 15-16, 2022 and the net expense ratios as of September 30, 2022.
The Board also considered information provided by HFMC regarding its in-depth reviews of Fund performance for the third quarter of 2022. The Board reviewed each Fund’s performance relative to its benchmark and its peer group since March 31, 2022 and noted that none of the Funds experienced a material adverse change in performance relative to the Funds’ respective peer groups.
The Board considered that there had been no material adverse change in the financial condition of HFMC or the Sub-adviser since the August 9-10, 2022 Board meeting. The Board also noted that HFMC’s profitability with respect to each Fund, and the Funds as a whole, for the nine months ended September 30, 2022, did not reflect any material increases in profitability levels as compared to those provided in connection with the Board’s annual review of the Agreements. The Board further considered that there were no material updates to the economies of scale analysis performed by the Advisers in connection with the Board’s annual review of the Agreements and that there were no material updates for the same period to the Advisers’ analysis of the benefits to the Advisers and their affiliates from their relationships with the Funds.
136

Hartford Multi-Strategy Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

* * * *
Based upon the review of the factors summarized above, among others, the Board concluded at its meeting on November 8-10, 2022 that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements through September 30, 2023. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
137

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

[This page is intentionally left blank]

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-MS23    06/23     Printed in the U.S.A.

Hartford Fixed
Income Funds
Semi-Annual Report
April 30, 2023 (Unaudited)

■ Hartford Dynamic Bond Fund
■ The Hartford Emerging Markets Local Debt Fund
■ The Hartford Floating Rate Fund
■ The Hartford Floating Rate High Income Fund
■ The Hartford High Yield Fund
■ The Hartford Inflation Plus Fund
■ The Hartford Municipal Opportunities Fund
■ Hartford Municipal Short Duration Fund
■ The Hartford Short Duration Fund
■ The Hartford Strategic Income Fund
■ Hartford Sustainable Municipal Bond Fund
■ The Hartford Total Return Bond Fund
■ The Hartford World Bond Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2022 through April 30, 2023.
Market Review
During the six months ended April 30, 2023, U.S. stocks, as measured by the S&P 500 Index,1  gained 8.63%. The mixed results for the period seemed to reflect a deep ambivalence from equity investors over the prospect of a looming recession, a possible credit slowdown within the U.S. banking sector, and continued uncertainty over how soon the U.S. Federal Reserve (Fed) may be ready to pause or even end its year-long campaign of interest-rate increases.
At the start of the semi-annual period, most major equity indices were rising in response to a succession of Consumer Price Index (CPI)2 reports showing that inflation, after peaking in June 2022, had fallen to an annual rate of 5.6% by March 2023. However, the late-period bank-sector turmoil spawned by the collapse of Silicon Valley Bank provided a somewhat negative end to a volatile up-and-down six-month period.
The Federal Open Market Committee’s (FOMC) monthly rate-setting decisions during the period seemed to fall in line with the apparent inflation slowdown. The FOMC reduced the amount of its rate hike to a half-percent increase in December 2022, followed by two consecutive quarter-percent hikes in February 2023 and March 2023.
Nonetheless, most of Fed Chair Jerome Powell’s public statements provided a consistent theme, telling investors that interest rates would still need to stay “higher for longer” as long as economic data continued to show evidence of stubbornly persistent price inflation. Sentiment remained volatile as equities soared in January 2023 but pulled back in February 2023 and March 2023. The question of whether the Fed’s rate-hiking campaign might throw the economy into recession remained top-of-mind during the period.
The volatility in the banking sector fed a growing narrative that a possible credit crunch could help accelerate a slowdown in economic growth and force the Fed to pause interest-rate hikes sooner rather than later.  As the period came to an end, consumers seemed to be just managing to hold back a recession as U.S. inflation-adjusted gross domestic product rose 1.1% for the first quarter of 2023, down from a 2.6% rate in the last quarter of 2022, according to the U.S. Commerce Department.
As we move toward mid-year, recession and credit concerns are likely to keep surfacing as investors scrutinize corporate earnings, bank balance sheets, and employment data. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index (CPI) in the United States is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Fixed Income Funds

Hartford Dynamic Bond Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 06/07/2022 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total return.
Cumulative Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	Since Inception[2]
Class A3	9.13%	4.31%
Class A4	4.22%	-0.39%
Class C3	8.67%	3.53%
Class C5	7.67%	2.53%
Class I3	9.17%	4.47%
Class R5[3]	9.23%	4.55%
Class R6[3]	9.35%	4.70%
Class Y3	9.20%	4.52%
Class F3	9.35%	4.70%
Bloomberg US Aggregate Bond Index	6.91%	-0.34%

[1]	Not annualized.
[2]	Inception: 06/07/2022
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.31%	1.10%
Class C	2.06%	1.90%
Class I	1.01%	0.80%
Class R5	0.93%	0.75%
Class R6	0.81%	0.65%
Class Y	0.92%	0.75%
Class F	0.81%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event, inflation and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The Fund may engage in active and frequent trading to achieve its objective. As a result, the Fund is expected to have high portfolio turnover, which will increase its transaction costs and could increase an investor’s tax liability. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.
Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	41.6%
U.S. Government Securities	56.6
Total	98.2%
Short-Term Investments	6.0
Other Assets & Liabilities	(4.2)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

The Hartford Emerging Markets Local Debt Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation and income.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	17.22%	6.92%	-1.32%	-1.37%
Class A3	11.95%	2.11%	-2.22%	-1.82%
Class C2	16.71%	6.34%	-2.06%	-2.11%
Class C4	15.71%	5.34%	-2.06%	-2.11%
Class I2	17.22%	7.23%	-1.08%	-1.13%
Class R3[2]	17.27%	6.82%	-1.31%	-1.54%
Class R4[2]	17.31%	7.19%	-1.32%	-1.37%
Class R5[2]	17.28%	7.39%	-1.02%	-1.12%
Class Y2	17.38%	7.34%	-1.00%	-1.05%
Class F2	17.53%	7.57%	-0.99%	-1.06%
JP Morgan GBI Emerging Markets Global Diversified Index	16.06%	6.56%	-1.62%	-1.77%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.55%	1.18%
Class C	2.29%	1.93%
Class I	1.17%	0.93%
Class R3	1.79%	1.48%
Class R4	1.49%	1.18%
Class R5	1.19%	0.88%
Class Y	1.18%	0.88%
Class F	1.07%	0.83%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Fixed income security risks include credit, liquidity, call, duration, inflation, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Restricted securities may be more difficult to sell and price than other securities.
Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	31.2%
Foreign Government Obligations	58.6
Total	89.8%
Short-Term Investments	2.9
Purchased Options	0.4
Other Assets & Liabilities	6.9
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

3

The Hartford Floating Rate Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 04/29/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	5.44%	0.59%	2.03%	2.66%
Class A3	2.27%	-2.43%	1.41%	2.35%
Class C2	5.03%	-0.23%	1.27%	1.90%
Class C4	4.03%	-1.18%	1.27%	1.90%
Class I2	5.45%	0.68%	2.28%	2.93%
Class R3[2]	5.30%	0.25%	1.77%	2.39%
Class R4[2]	5.44%	0.46%	2.03%	2.65%
Class R5[2]	5.56%	0.78%	2.26%	2.92%
Class Y2	5.47%	0.66%	2.30%	2.96%
Class F2	5.49%	0.75%	2.35%	2.97%
Morningstar LSTA US Leveraged Loan Index (formerly, S&P/LSTA Leveraged Loan Index)	5.94%	3.35%	3.75%	3.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 3.00%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.03%	1.03%
Class C	1.78%	1.78%
Class I	0.76%	0.76%
Class R3	1.38%	1.28%
Class R4	1.10%	1.03%
Class R5	0.80%	0.80%
Class Y	0.77%	0.77%
Class F	0.68%	0.68%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements, if any. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until at least 02/29/2024. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund’s investments may fluctuate in value over a short period of time. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
The Fund should not be considered an alternative to CDs or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

4

The Hartford Floating Rate Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.7%
Exchange-Traded Funds	3.7
Warrants	0.0 *
Total	4.4%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	2.8%
Convertible Bonds	0.2
Corporate Bonds	3.8
Senior Floating Rate Interests	82.7
Total	89.5%
Short-Term Investments	5.5
Other Assets & Liabilities	0.6
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
5

The Hartford Floating Rate High Income Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 09/30/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	5.58%	-0.32%	1.97%	2.77%
Class A3	2.42%	-3.31%	1.35%	2.46%
Class C2	5.18%	-1.11%	1.22%	2.00%
Class C4	4.18%	-2.05%	1.22%	2.00%
Class I2	5.77%	-0.08%	2.17%	2.99%
Class R3[2]	5.42%	-0.60%	1.68%	2.47%
Class R4[2]	5.71%	-0.22%	2.01%	2.78%
Class R5[2]	5.74%	-0.09%	2.31%	3.18%
Class Y2	5.68%	-0.04%	2.28%	3.07%
Class F2	5.74%	0.04%	2.27%	3.05%
Morningstar LSTA US Leveraged Loan Index (formerly, S&P/LSTA Leveraged Loan Index)	5.94%	3.35%	3.75%	3.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 3.00%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.17%	1.08%
Class C	1.91%	1.83%
Class I	0.89%	0.83%
Class R3	1.52%	1.38%
Class R4	1.22%	1.08%
Class R5	0.91%	0.78%
Class Y	0.91%	0.81%
Class F	0.80%	0.78%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • The Fund’s investments may fluctuate in value over a short period of time. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
The Fund should not be considered an alternative to CDs or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

6

The Hartford Floating Rate High Income Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.4%
Exchange-Traded Funds	3.0
Warrants	0.0 *
Total	3.4%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	2.5%
Convertible Bonds	0.3
Corporate Bonds	5.1
Senior Floating Rate Interests	83.5
Total	91.4%
Short-Term Investments	5.6
Other Assets & Liabilities	(0.4)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
7

The Hartford High Yield Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 09/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	6.30%	1.41%	2.85%	3.25%
Class A3	1.52%	-3.15%	1.90%	2.77%
Class C2	5.87%	0.59%	2.05%	2.47%
Class C4	4.87%	-0.38%	2.05%	2.47%
Class I2	6.38%	1.77%	3.09%	3.51%
Class R3[2]	6.10%	1.06%	2.51%	2.93%
Class R4[2]	6.28%	1.40%	2.84%	3.24%
Class R5[2]	6.31%	1.68%	3.16%	3.56%
Class R6[2]	6.53%	1.90%	3.09%	3.54%
Class Y2	6.38%	1.70%	3.03%	3.51%
Class F2	6.34%	1.78%	3.22%	3.58%
Bloomberg US Corporate High Yield Bond Index	6.21%	1.22%	3.28%	4.01%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 03/01/2021 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.00%	0.95%
Class C	1.73%	1.73%
Class I	0.71%	0.69%
Class R3	1.30%	1.27%
Class R4	1.00%	0.97%
Class R5	0.70%	0.67%
Class R6	0.59%	0.55%
Class Y	0.69%	0.66%
Class F	0.58%	0.55%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • The Fund’s investments may fluctuate in value over a short period of time. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Convertible Bonds	0.8%
Corporate Bonds	92.9
Senior Floating Rate Interests	1.9
Total	95.6%
Short-Term Investments	1.8
Other Assets & Liabilities	2.6
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

8

The Hartford Inflation Plus Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.11%	-1.40%	2.68%	0.75%
Class A3	-0.57%	-5.84%	1.74%	0.29%
Class C2	3.77%	-2.17%	1.93%	0.00%
Class C4	2.77%	-3.10%	1.93%	0.00%
Class I2	4.32%	-1.07%	2.99%	1.02%
Class R3[2]	4.07%	-1.71%	2.37%	0.42%
Class R4[2]	4.09%	-1.43%	2.65%	0.70%
Class R5[2]	4.35%	-1.05%	2.98%	1.02%
Class Y2	4.33%	-1.14%	2.99%	1.05%
Class F2	4.38%	-0.95%	3.06%	1.07%
Bloomberg US TIPS 1-10 Year Index	3.70%	-1.82%	3.24%	1.56%
Bloomberg US TIPS Index	4.27%	-4.00%	2.98%	1.42%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.85%	0.84%
Class C	1.58%	1.58%
Class I	0.57%	0.57%
Class R3	1.17%	1.17%
Class R4	0.87%	0.87%
Class R5	0.57%	0.57%
Class Y	0.56%	0.56%
Class F	0.45%	0.45%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class A. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

9

The Hartford Inflation Plus Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	3.9%
Convertible Bonds	0.2
Corporate Bonds	1.8
Foreign Government Obligations	10.1
Senior Floating Rate Interests	2.5
U.S. Government Agencies(2)	5.6
U.S. Government Securities	78.9
Total	103.0%
Short-Term Investments	0.3
Purchased Options	0.0 *
Other Assets & Liabilities	(3.3)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.
10

The Hartford Municipal Opportunities Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	6.75%	1.88%	1.59%	1.85%
Class A3	1.94%	-2.70%	0.66%	1.38%
Class C2	6.47%	1.11%	0.85%	1.09%
Class C4	5.47%	0.11%	0.85%	1.09%
Class I2	6.86%	2.11%	1.85%	2.10%
Class Y2	7.00%	2.11%	1.85%	2.10%
Class F2	6.92%	2.20%	1.91%	2.14%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	6.05%	3.49%	2.08%	2.02%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class Y shares commenced operations on 05/31/2018 and performance prior to that date is that of the Fund’s Class I shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares.
Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.67%	0.67%
Class C	1.43%	1.43%
Class I	0.45%	0.45%
Class Y	0.44%	0.44%
Class F	0.35%	0.35%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Although the Fund primarily invests in municipal securities that are exempt from federal income taxes, investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition of Municipal Bonds(1)
as of 04/30/2023
Municipal Bonds	Percentage of Net Assets
Airport	8.2%
Bond Bank	0.1
Development	4.7
Education	1.8
Facilities	0.0 *
General Obligation	9.4
Higher Education	2.2
Housing	0.8
Medical	7.4
Multifamily Housing	2.4
Nursing Homes	5.7
Other (2)	21.3
Power	5.3
School District	6.0
Single Family Housing	6.0
Student Loan	0.7
Tobacco	2.5
Transportation	7.9
Utilities	1.8
Water	2.2
Total	96.4%
U.S. Government Agencies(3)	0.1
Short-Term Investments	0.6
Other Assets & Liabilities	2.9
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.
(3)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.

11

Hartford Municipal Short Duration Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	3.04%	1.68%	1.13%	1.00%
Class A4	-1.59%	-2.90%	0.21%	0.41%
Class C3	2.72%	0.94%	0.56%	0.46%
Class C5	1.72%	-0.06%	0.56%	0.46%
Class I3	3.18%	1.84%	1.33%	1.22%
Class F3	3.18%	1.87%	1.40%	1.26%
Bloomberg Municipal Bond Short 1-5 Year Index	2.96%	2.08%	1.28%	1.13%

[1]	Not annualized.
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.89%	0.69%
Class C	1.73%	1.44%
Class I	0.72%	0.46%
Class F	0.60%	0.39%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Although the Fund primarily seeks income that is exempt from federal income taxes, investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition of Municipal Bonds(1)
as of 04/30/2023
Municipal Bonds	Percentage of Net Assets
Airport	5.2%
Bond Bank	1.1
Development	2.5
Education	0.2
General Obligation	11.7
Higher Education	3.7
Housing	1.6
Medical	7.8
Multifamily Housing	0.3
Nursing Homes	2.8
Other (2)	22.2
Power	5.4
School District	6.9
Single Family Housing	10.6
Student Loan	1.3
Tobacco	0.8
Transportation	10.7
Utilities	0.5
Water	1.0
Total	96.3%
Short-Term Investments	0.6
Other Assets & Liabilities	3.1
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

12

The Hartford Short Duration Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.25%	1.15%	1.49%	1.37%
Class A3	2.16%	-0.87%	1.08%	1.17%
Class C2	3.86%	0.29%	0.75%	0.63%
Class C4	2.86%	-0.69%	0.75%	0.63%
Class I2	4.37%	1.41%	1.79%	1.67%
Class R3[2]	4.06%	0.88%	1.25%	1.12%
Class R4[2]	4.17%	1.10%	1.53%	1.39%
Class R5[2]	4.33%	1.33%	1.74%	1.67%
Class R6[2]	4.41%	1.44%	1.87%	1.73%
Class Y2	4.35%	1.34%	1.78%	1.69%
Class F2	4.40%	1.35%	1.85%	1.72%
Bloomberg 1-3 Year US Government/Credit Index	2.89%	1.15%	1.35%	1.03%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 2.00%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.79%	0.79%
Class C	1.52%	1.52%
Class I	0.49%	0.49%
Class R3	1.14%	1.14%
Class R4	0.84%	0.84%
Class R5	0.54%	0.54%
Class R6	0.43%	0.43%
Class Y	0.53%	0.53%
Class F	0.43%	0.43%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate.

13

The Hartford Short Duration Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds	55.1
Senior Floating Rate Interests	16.7
U.S. Government Agencies(2)	2.4
U.S. Government Securities	6.4
Total	99.2%
Short-Term Investments	0.1
Other Assets & Liabilities	0.7
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.
14

The Hartford Strategic Income Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	9.07%	-0.56%	2.15%	2.64%
Class A3	4.16%	-5.03%	1.22%	2.16%
Class C2	8.67%	-1.25%	1.43%	1.89%
Class C4	7.67%	-2.20%	1.43%	1.89%
Class I2	9.21%	-0.25%	2.43%	2.90%
Class R3[2]	8.88%	-0.95%	1.81%	2.30%
Class R4[2]	9.06%	-0.62%	2.15%	2.63%
Class R5[2]	9.25%	-0.40%	2.45%	2.94%
Class R6[2]	9.16%	-0.27%	2.53%	3.02%
Class Y2	9.28%	-0.25%	2.44%	2.97%
Class F2	9.28%	-0.26%	2.53%	2.95%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares.
Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.91%	0.91%
Class C	1.64%	1.64%
Class I	0.64%	0.64%
Class R3	1.26%	1.26%
Class R4	0.96%	0.96%
Class R5	0.65%	0.65%
Class R6	0.54%	0.54%
Class Y	0.64%	0.64%
Class F	0.54%	0.54%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

15

The Hartford Strategic Income Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.1%
Convertible Preferred Stocks	0.1
Preferred Stocks	0.1
Total	0.3%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	16.6%
Convertible Bonds	3.0
Corporate Bonds	27.0
Foreign Government Obligations	16.8
Municipal Bonds	0.3
Senior Floating Rate Interests	9.6
U.S. Government Agencies(2)	15.7
U.S. Government Securities	14.2
Total	103.2%
Short-Term Investments	6.3
Other Assets & Liabilities	(9.8)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.
16

Hartford Sustainable Municipal Bond Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return, through investments within a sustainability framework.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	7.27%	1.57%	1.63%	1.98%
Class A4	2.45%	-3.00%	0.69%	1.39%
Class C3	6.99%	0.81%	1.04%	1.46%
Class C5	5.99%	-0.18%	1.04%	1.46%
Class I3	7.42%	1.80%	1.86%	2.22%
Class F3	7.45%	1.77%	1.90%	2.26%
Bloomberg Municipal Bond Index	7.65%	2.87%	2.06%	2.21%

[1]	Not annualized.
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance prior to 04/30/2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.78%	0.69%
Class C	1.59%	1.44%
Class I	0.60%	0.46%
Class F	0.47%	0.39%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Although the Fund primarily seeks income that is exempt from federal income taxes, investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Applying sustainability criteria to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing criteria do not operate as anticipated.
Composition of Municipal Bonds(1)
as of 04/30/2023
Municipal Bonds	Percentage of Net Assets
Airport	3.8%
Development	1.9
Education	2.6
General Obligation	5.4
Higher Education	5.3
Housing	1.5
Medical	12.2
Multifamily Housing	0.4
Nursing Homes	9.0
Other (2)	15.2
Pollution	0.8
Power	5.0
School District	7.1
Single Family Housing	8.4
Student Loan	3.1
Transportation	10.7
Utilities	1.1
Water	2.4
Total	95.9%
U.S. Government Agencies(3)	0.6
Short-Term Investments	0.6
Other Assets & Liabilities	2.9
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.
(3)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.

17

The Hartford Total Return Bond Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	7.84%	-0.68%	1.20%	1.32%
Class A3	2.98%	-5.15%	0.27%	0.85%
Class C2	7.30%	-1.46%	0.40%	0.55%
Class C4	6.30%	-2.42%	0.40%	0.55%
Class I2	7.91%	-0.39%	1.48%	1.60%
Class R3[2]	7.59%	-1.02%	0.86%	0.99%
Class R4[2]	7.71%	-0.73%	1.16%	1.30%
Class R5[2]	7.90%	-0.40%	1.49%	1.62%
Class R6[2]	7.90%	-0.32%	1.54%	1.69%
Class Y2	7.97%	-0.37%	1.51%	1.67%
Class F2	7.99%	-0.27%	1.57%	1.66%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares.
Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Class C shares of the Fund are closed to new investors, subject to certain exceptions. For more information, please see the Fund's prospectus.
Operating Expenses*	Gross	Net
Class A	0.68%	0.68%
Class C	1.50%	1.50%
Class I	0.37%	0.37%
Class R3	1.04%	1.04%
Class R4	0.74%	0.74%
Class R5	0.44%	0.44%
Class R6	0.32%	0.32%
Class Y	0.38%	0.38%
Class F	0.32%	0.32%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

18

The Hartford Total Return Bond Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Preferred Stocks	0.0 *
Total	0.0% *
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	22.6%
Corporate Bonds	24.6
Foreign Government Obligations	2.9
Municipal Bonds	1.5
Senior Floating Rate Interests	0.0 *
U.S. Government Agencies(2)	46.5
U.S. Government Securities	24.4
Total	122.5%
Short-Term Investments	0.3
Purchased Options	0.0 *
Other Assets & Liabilities	(22.8)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.
19

The Hartford World Bond Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation with income as a secondary goal.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.77%	1.41%	1.03%	1.06%
Class A3	0.05%	-3.16%	0.10%	0.60%
Class C2	4.28%	0.63%	0.29%	0.32%
Class C4	3.28%	-0.37%	0.29%	0.32%
Class I2	4.80%	1.67%	1.30%	1.33%
Class R3[2]	4.52%	1.03%	0.66%	0.72%
Class R4[2]	4.66%	1.31%	1.00%	1.03%
Class R5[2]	4.79%	1.66%	1.28%	1.33%
Class R6[2]	4.90%	1.78%	1.40%	1.44%
Class Y2	4.78%	1.66%	1.30%	1.39%
Class F2	4.91%	1.79%	1.40%	1.40%
FTSE World Government Bond Index	8.47%	-3.51%	-1.90%	-0.66%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares.
Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.00%	1.00%
Class C	1.74%	1.74%
Class I	0.71%	0.71%
Class R3	1.34%	1.34%
Class R4	1.02%	1.02%
Class R5	0.73%	0.73%
Class R6	0.62%	0.62%
Class Y	0.73%	0.73%
Class F	0.62%	0.62%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.

20

The Hartford World Bond Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	8.8%
Convertible Bonds	0.2
Corporate Bonds	13.7
Foreign Government Obligations	52.1
Senior Floating Rate Interests	3.1
U.S. Government Agencies(2)	2.6
U.S. Government Securities	4.4
Total	84.9%
Short-Term Investments	13.0
Purchased Options	0.0 *
Other Assets & Liabilities	2.1
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.
21

Hartford Fixed Income Funds
Benchmark Glossary (Unaudited)

Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the US Government/Credit component of the Bloomberg US Aggregate Bond Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.
Bloomberg Municipal Bond Short 1-5 Year Index (reflects no deduction for fees, expenses or taxes) measures the performance of municipal bonds with time to maturity of more than one year and less than five years.
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the US Securities and Exchange Commission.
Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
Bloomberg US TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in US currency, and have more than one year to maturity.
FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of fixed-rate, local currency, investment grade sovereign bonds.
JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.
Morningstar LSTA US Leveraged Loan Index (formerly, S&P/LSTA Leveraged Loan Index) (reflects no deduction for fees, expenses or taxes) is a market value-weighted index that is designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

22

Hartford Fixed Income Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2022 through April 30, 2023. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
Hartford Dynamic Bond Fund
Class A	$ 1,000.00	$ 1,091.30	$ 5.34	$ 1,000.00	$ 1,019.69	$ 5.16	1.03%
Class C	$ 1,000.00	$ 1,086.70	$ 9.83	$ 1,000.00	$ 1,015.37	$ 9.49	1.90%
Class I	$ 1,000.00	$ 1,091.70	$ 4.15	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class R5	$ 1,000.00	$ 1,092.30	$ 3.89	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class R6	$ 1,000.00	$ 1,092.40	$ 3.37	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class Y	$ 1,000.00	$ 1,092.00	$ 3.89	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class F	$ 1,000.00	$ 1,092.40	$ 3.37	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
The Hartford Emerging Markets Local Debt Fund
Class A	$ 1,000.00	$ 1,172.20	$ 6.35	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class C	$ 1,000.00	$ 1,167.10	$ 10.37	$ 1,000.00	$ 1,015.22	$ 9.64	1.93%
Class I	$ 1,000.00	$ 1,172.20	$ 5.01	$ 1,000.00	$ 1,020.18	$ 4.66	0.93%
Class R3	$ 1,000.00	$ 1,172.70	$ 7.70	$ 1,000.00	$ 1,017.75	$ 7.15	1.43%
Class R4	$ 1,000.00	$ 1,173.10	$ 6.36	$ 1,000.00	$ 1,019.09	$ 5.91	1.18%
Class R5	$ 1,000.00	$ 1,172.80	$ 4.74	$ 1,000.00	$ 1,020.33	$ 4.41	0.88%
Class Y	$ 1,000.00	$ 1,173.80	$ 4.74	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class F	$ 1,000.00	$ 1,175.30	$ 4.48	$ 1,000.00	$ 1,020.68	$ 4.16	0.83%
The Hartford Floating Rate Fund
Class A	$ 1,000.00	$ 1,054.40	$ 5.09	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class C	$ 1,000.00	$ 1,050.30	$ 8.90	$ 1,000.00	$ 1,016.12	$ 8.75	1.75%
Class I	$ 1,000.00	$ 1,054.50	$ 3.82	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class R3	$ 1,000.00	$ 1,053.00	$ 6.37	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Class R4	$ 1,000.00	$ 1,054.40	$ 5.09	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class R5	$ 1,000.00	$ 1,055.60	$ 3.98	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class Y	$ 1,000.00	$ 1,054.70	$ 3.82	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class F	$ 1,000.00	$ 1,054.90	$ 3.36	$ 1,000.00	$ 1,021.52	$ 3.31	0.66%
23

Hartford Fixed Income Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford Floating Rate High Income Fund
Class A	$ 1,000.00	$ 1,055.80	$ 5.35	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class C	$ 1,000.00	$ 1,051.80	$ 9.16	$ 1,000.00	$ 1,015.87	$ 9.00	1.80%
Class I	$ 1,000.00	$ 1,057.70	$ 4.08	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class R3	$ 1,000.00	$ 1,054.20	$ 6.88	$ 1,000.00	$ 1,018.20	$ 6.76	1.35%
Class R4	$ 1,000.00	$ 1,057.10	$ 5.36	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class R5	$ 1,000.00	$ 1,057.40	$ 3.83	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class Y	$ 1,000.00	$ 1,056.80	$ 3.98	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class F	$ 1,000.00	$ 1,057.40	$ 3.83	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
The Hartford High Yield Fund
Class A	$ 1,000.00	$ 1,063.00	$ 4.86	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class C	$ 1,000.00	$ 1,058.70	$ 8.88	$ 1,000.00	$ 1,016.17	$ 8.70	1.74%
Class I	$ 1,000.00	$ 1,063.80	$ 3.53	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class R3	$ 1,000.00	$ 1,061.00	$ 6.49	$ 1,000.00	$ 1,018.50	$ 6.36	1.27%
Class R4	$ 1,000.00	$ 1,062.80	$ 4.96	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class R5	$ 1,000.00	$ 1,063.10	$ 3.43	$ 1,000.00	$ 1,021.47	$ 3.36	0.67%
Class R6	$ 1,000.00	$ 1,065.30	$ 2.82	$ 1,000.00	$ 1,022.22	$ 2.76	0.55%
Class Y	$ 1,000.00	$ 1,063.80	$ 3.28	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class F	$ 1,000.00	$ 1,063.40	$ 2.81	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%
The Hartford Inflation Plus Fund
Class A	$ 1,000.00	$ 1,041.10	$ 4.25	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class C	$ 1,000.00	$ 1,037.70	$ 8.03	$ 1,000.00	$ 1,016.91	$ 7.95	1.59%
Class I	$ 1,000.00	$ 1,043.20	$ 3.04	$ 1,000.00	$ 1,021.82	$ 3.01	0.60%
Class R3	$ 1,000.00	$ 1,039.70	$ 5.97	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R4	$ 1,000.00	$ 1,040.90	$ 4.45	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class R5	$ 1,000.00	$ 1,042.50	$ 2.94	$ 1,000.00	$ 1,021.92	$ 2.91	0.58%
Class Y	$ 1,000.00	$ 1,043.30	$ 2.89	$ 1,000.00	$ 1,021.97	$ 2.86	0.57%
Class F	$ 1,000.00	$ 1,043.80	$ 2.33	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
The Hartford Municipal Opportunities Fund
Class A	$ 1,000.00	$ 1,067.50	$ 3.44	$ 1,000.00	$ 1,021.47	$ 3.36	0.67%
Class C	$ 1,000.00	$ 1,064.70	$ 7.37	$ 1,000.00	$ 1,017.65	$ 7.20	1.44%
Class I	$ 1,000.00	$ 1,068.60	$ 2.31	$ 1,000.00	$ 1,022.56	$ 2.26	0.45%
Class Y	$ 1,000.00	$ 1,070.00	$ 2.26	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%
Class F	$ 1,000.00	$ 1,069.20	$ 1.80	$ 1,000.00	$ 1,023.06	$ 1.76	0.35%
Hartford Municipal Short Duration Fund
Class A	$ 1,000.00	$ 1,030.40	$ 3.47	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class C	$ 1,000.00	$ 1,027.20	$ 7.24	$ 1,000.00	$ 1,017.65	$ 7.20	1.44%
Class I	$ 1,000.00	$ 1,031.80	$ 2.32	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class F	$ 1,000.00	$ 1,031.80	$ 1.96	$ 1,000.00	$ 1,022.86	$ 1.96	0.39%
The Hartford Short Duration Fund
Class A	$ 1,000.00	$ 1,042.50	$ 3.95	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class C	$ 1,000.00	$ 1,038.60	$ 7.83	$ 1,000.00	$ 1,017.11	$ 7.75	1.55%
Class I	$ 1,000.00	$ 1,043.70	$ 2.53	$ 1,000.00	$ 1,022.32	$ 2.51	0.50%
Class R3	$ 1,000.00	$ 1,040.60	$ 4.70	$ 1,000.00	$ 1,020.18	$ 4.66	0.93%
Class R4	$ 1,000.00	$ 1,041.70	$ 3.70	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class R5	$ 1,000.00	$ 1,043.30	$ 2.74	$ 1,000.00	$ 1,022.12	$ 2.71	0.54%
Class R6	$ 1,000.00	$ 1,044.10	$ 2.18	$ 1,000.00	$ 1,022.66	$ 2.16	0.43%
Class Y	$ 1,000.00	$ 1,043.50	$ 2.74	$ 1,000.00	$ 1,022.12	$ 2.71	0.54%
Class F	$ 1,000.00	$ 1,044.00	$ 2.18	$ 1,000.00	$ 1,022.66	$ 2.16	0.43%
24

Hartford Fixed Income Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford Strategic Income Fund
Class A	$ 1,000.00	$ 1,089.20	$ 4.82	$ 1,000.00	$ 1,020.18	$ 4.66	0.93%
Class C	$ 1,000.00	$ 1,086.70	$ 8.53	$ 1,000.00	$ 1,016.61	$ 8.25	1.65%
Class I	$ 1,000.00	$ 1,092.10	$ 3.37	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class R3	$ 1,000.00	$ 1,088.80	$ 6.57	$ 1,000.00	$ 1,018.50	$ 6.36	1.27%
Class R4	$ 1,000.00	$ 1,089.20	$ 4.92	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class R5	$ 1,000.00	$ 1,092.50	$ 3.42	$ 1,000.00	$ 1,021.52	$ 3.31	0.66%
Class R6	$ 1,000.00	$ 1,093.20	$ 2.86	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%
Class Y	$ 1,000.00	$ 1,092.80	$ 3.37	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class F	$ 1,000.00	$ 1,092.80	$ 2.85	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%
Hartford Sustainable Municipal Bond Fund
Class A	$ 1,000.00	$ 1,072.70	$ 3.54	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class C	$ 1,000.00	$ 1,069.90	$ 7.39	$ 1,000.00	$ 1,017.65	$ 7.20	1.44%
Class I	$ 1,000.00	$ 1,074.20	$ 2.37	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class F	$ 1,000.00	$ 1,074.50	$ 2.01	$ 1,000.00	$ 1,022.86	$ 1.96	0.39%
The Hartford Total Return Bond Fund
Class A	$ 1,000.00	$ 1,078.40	$ 3.56	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class C	$ 1,000.00	$ 1,073.00	$ 7.92	$ 1,000.00	$ 1,017.16	$ 7.70	1.54%
Class I	$ 1,000.00	$ 1,079.10	$ 1.91	$ 1,000.00	$ 1,022.96	$ 1.86	0.37%
Class R3	$ 1,000.00	$ 1,075.90	$ 5.35	$ 1,000.00	$ 1,019.64	$ 5.21	1.04%
Class R4	$ 1,000.00	$ 1,077.10	$ 3.56	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class R5	$ 1,000.00	$ 1,079.00	$ 2.27	$ 1,000.00	$ 1,022.61	$ 2.21	0.44%
Class R6	$ 1,000.00	$ 1,079.00	$ 1.65	$ 1,000.00	$ 1,023.21	$ 1.61	0.32%
Class Y	$ 1,000.00	$ 1,079.70	$ 2.01	$ 1,000.00	$ 1,022.86	$ 1.96	0.39%
Class F	$ 1,000.00	$ 1,079.90	$ 1.65	$ 1,000.00	$ 1,023.21	$ 1.61	0.32%
The Hartford World Bond Fund
Class A	$ 1,000.00	$ 1,047.70	$ 5.08	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class C	$ 1,000.00	$ 1,042.80	$ 8.91	$ 1,000.00	$ 1,016.07	$ 8.80	1.76%
Class I	$ 1,000.00	$ 1,049.00	$ 3.61	$ 1,000.00	$ 1,021.27	$ 3.56	0.71%
Class R3	$ 1,000.00	$ 1,045.20	$ 6.80	$ 1,000.00	$ 1,018.15	$ 6.71	1.34%
Class R4	$ 1,000.00	$ 1,047.70	$ 5.13	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R5	$ 1,000.00	$ 1,049.00	$ 3.71	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class R6	$ 1,000.00	$ 1,049.00	$ 3.15	$ 1,000.00	$ 1,021.72	$ 3.11	0.62%
Class Y	$ 1,000.00	$ 1,048.80	$ 3.71	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%
Class F	$ 1,000.00	$ 1,049.10	$ 3.15	$ 1,000.00	$ 1,021.72	$ 3.11	0.62%
25

Hartford Dynamic Bond Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.6%
	Chemicals - 2.8%
$ 200,000	Braskem Netherlands Finance BV 7.25%, 02/13/2033(1)	$ 191,554
130,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	131,387
155,000	Chemours Co. 4.63%, 11/15/2029(1)	127,103
325,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(1)	263,794
285,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	257,922
265,000	Sasol Financing USA LLC 8.75%, 05/03/2029(1)	265,803
145,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(1)	130,634
155,000	Tronox, Inc. 4.63%, 03/15/2029(1)	128,877
		1,497,074
	Commercial Banks - 6.7%
400,000	Barclays PLC 3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 year USD CMT + 2.90% thereafter)(2)	318,906
250,000	BPCE SA 3.12%, 10/19/2032, (3.12% fixed rate until 10/19/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(2)	193,844
320,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(2)	256,250
	Deutsche Bank AG
160,000	3.04%, 05/28/2032, (3.04% fixed rate until 05/28/2031; 6 mo. USD SOFR + 1.72% thereafter)(2)	127,456
725,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(2)	527,576
250,000	Huntington National Bank 4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 6 mo. USD SOFR + 1.20% thereafter)(2)	240,880
810,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 12 mo. USD CMT + 2.75% thereafter)(1)(2)	535,135
205,000	Santander Holdings USA, Inc. 6.50%, 03/09/2029, (6.50% fixed rate until 03/09/2028; 6 mo. USD SOFR + 2.35% thereafter)(2)	205,692
	Societe Generale SA
330,000	3.34%, 01/21/2033, (3.34% fixed rate until 01/21/2032; 12 mo. USD CMT + 1.60% thereafter)(1)(2)	267,965
200,000	7.37%, 01/10/2053(3)	195,997
200,000	Standard Chartered PLC 3.27%, 02/18/2036, (3.27% fixed rate until 11/18/2030; 5 year USD CMT + 2.30% thereafter)(1)(2)	158,788
	UniCredit SpA
200,000	3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.55% thereafter)(2)(3)	159,795
400,000	5.46%, 06/30/2035, (5.46% fixed rate until 06/30/2030; 5 year USD CMT + 4.75% thereafter)(1)(2)	340,380
		3,528,664
	Commercial Services - 1.1%
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/2028(1)	173,739
160,000	Block, Inc. 3.50%, 06/01/2031	130,467
290,000	ERAC USA Finance LLC 4.60%, 05/01/2028(1)	288,764
		592,970
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.6% - (continued)
	Diversified Financial Services - 4.3%
$ 470,000	AGFC Capital Trust I 7.01%, 01/15/2067, 3 mo. USD LIBOR + 1.75%(1)	$ 263,490
335,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 year USD CMT + 4.41% thereafter)(1)(2)(4)	243,082
285,000	Ally Financial, Inc. 6.70%, 02/14/2033	256,460
155,000	American Express Co. 5.04%, 05/01/2034, 6 mo. USD SOFR + 1.83%(2)	155,009
310,000	Avolon Holdings Funding Ltd. 2.75%, 02/21/2028(1)	260,556
140,000	Capital One Financial Corp. 5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(2)	134,729
	OneMain Finance Corp.
165,000	3.88%, 09/15/2028	132,416
170,000	4.00%, 09/15/2030	129,195
	Synchrony Financial
505,000	2.88%, 10/28/2031	371,305
345,000	7.25%, 02/02/2033	316,914
		2,263,156
	Electric - 4.2%
160,000	Emera U.S. Finance LP 4.75%, 06/15/2046	132,794
265,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.44% thereafter)(2)	252,389
140,000	NRG Energy, Inc. 4.45%, 06/15/2029(1)	128,112
	Pacific Gas & Electric Co.
645,000	4.95%, 07/01/2050	525,106
260,000	5.90%, 06/15/2032	260,680
255,000	6.15%, 01/15/2033	258,324
295,000	PPL Capital Funding, Inc. 7.83%, 03/30/2067, 3 mo. USD LIBOR + 2.67%	254,438
265,000	Talen Energy Supply LLC 8.63%, 06/01/2030(1)	265,000
140,000	Vistra Operations Co. LLC 4.30%, 07/15/2029(1)	128,936
		2,205,779
	Electronics - 0.5%
300,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	259,789
	Energy-Alternate Sources - 0.3%
191,000	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	165,298
	Entertainment - 0.5%
150,000	Caesars Entertainment, Inc. 4.63%, 10/15/2029(1)	131,313
145,000	Warnermedia Holdings, Inc. 4.28%, 03/15/2032(1)	128,621
		259,934
	Food - 0.3%
140,000	Post Holdings, Inc. 5.50%, 12/15/2029(1)	133,165
	Gas - 0.2%
135,000	AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027	127,878
	Hand/Machine Tools - 0.5%
250,000	Regal Rexnord Corp. 6.05%, 04/15/2028(1)	251,920
	Healthcare - Services - 0.2%
155,000	Centene Corp. 3.00%, 10/15/2030	132,007
	Housewares - 0.2%
150,000	Newell Brands, Inc. 5.88%, 04/01/2036	127,816

The accompanying notes are an integral part of these financial statements.
26

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.6% - (continued)
	Insurance - 0.7%
$ 415,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	$ 246,835
140,000	Radian Group, Inc. 4.88%, 03/15/2027	133,139
		379,974
	Investment Company Security - 0.5%
310,000	Ares Capital Corp. 2.88%, 06/15/2028	259,956
	Iron/Steel - 0.3%
200,000	JSW Steel Ltd. 3.95%, 04/05/2027(3)	175,474
	IT Services - 0.3%
160,000	McAfee Corp. 7.38%, 02/15/2030(1)	132,865
800	Seagate HDD Cayman 9.63%, 12/01/2032(1)	877
		133,742
	Leisure Time - 0.5%
295,000	Carnival Corp. 4.00%, 08/01/2028(1)	255,743
	Lodging - 0.3%
200,000	Wynn Macau Ltd. 5.63%, 08/26/2028(1)	174,616
	Media - 2.1%
130,000	Belo Corp. 7.25%, 09/15/2027	123,008
140,000	CCO Holdings LLC/CCO Holdings Capital Corp. 5.38%, 06/01/2029(1)	128,409
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 04/01/2038	129,746
310,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	265,024
	Paramount Global
150,000	4.20%, 05/19/2032	129,059
155,000	5.85%, 09/01/2043	133,000
245,000	Ziggo BV 4.88%, 01/15/2030(1)	210,718
		1,118,964
	Oil & Gas - 2.8%
140,000	Antero Resources Corp. 5.38%, 03/01/2030(1)	131,213
130,000	Baytex Energy Corp. 8.50%, 04/30/2030(1)	130,701
135,000	Chesapeake Energy Corp. 5.88%, 02/01/2029(1)	129,131
135,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	131,353
250,000	EQT Corp. 7.00%, 02/01/2030	264,320
145,000	Range Resources Corp. 4.75%, 02/15/2030(1)	133,400
135,000	SM Energy Co. 6.50%, 07/15/2028	127,912
135,000	Southwestern Energy Co. 5.38%, 02/01/2029	127,267
285,000	Var Energi ASA 8.00%, 11/15/2032(1)	308,504
		1,483,801
	Packaging & Containers - 0.5%
	Clydesdale Acquisition Holdings, Inc.
130,000	6.63%, 04/15/2029(1)	127,601
140,000	8.75%, 04/15/2030(1)	128,783
		256,384
	Pharmaceuticals - 0.4%
200,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	187,300
	Pipelines - 3.1%
	Buckeye Partners LP
145,000	4.50%, 03/01/2028(1)	131,769
165,000	5.60%, 10/15/2044	118,883
100,000	9.29%, 01/22/2078, 3 mo. USD LIBOR + 4.02%	85,750
280,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	263,885
145,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00%, 02/01/2029(1)	137,258
145,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	128,516
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.6% - (continued)
	Pipelines - 3.1% - (continued)
	EQM Midstream Partners LP
$ 155,000	4.50%, 01/15/2029(1)	$ 132,016
510,000	6.50%, 07/15/2048	386,108
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 03/01/2030	258,158
		1,642,343
	Real Estate Investment Trusts - 1.5%
	Brixmor Operating Partnership LP
305,000	2.25%, 04/01/2028	259,489
135,000	3.90%, 03/15/2027	125,873
160,000	GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	131,300
280,000	VICI Properties LP /VICI Note Co., Inc. 4.50%, 01/15/2028(1)	262,710
		779,372
	Retail - 0.4%
280,000	Staples, Inc. 7.50%, 04/15/2026(1)	236,330
	Semiconductors - 1.5%
135,000	Entegris Escrow Corp. 4.75%, 04/15/2029(1)(5)	125,870
790,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	641,496
		767,366
	Software - 1.7%
155,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	136,068
750,000	Open Text Corp. 6.90%, 12/01/2027(1)	774,646
		910,714
	Telecommunications - 2.8%
	Altice France SA
200,000	5.13%, 07/15/2029(1)	147,859
245,000	5.50%, 10/15/2029(1)	183,408
420,000	Embarq Corp. 8.00%, 06/01/2036	180,600
290,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	266,804
150,000	Level 3 Financing, Inc. 3.40%, 03/01/2027(1)	117,281
180,000	Millicom International Cellular SA 6.25%, 03/25/2029(3)	161,277
525,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(1)	397,573
		1,454,802
	Transportation - 0.4%
200,000	Rumo Luxembourg Sarl 5.25%, 01/10/2028(3)	185,750
130,000	Western Global Airlines LLC 10.38%, 08/15/2025(1)	16,900
		202,650
	Total Corporate Bonds (cost $21,960,128)	$ 21,964,981
U.S. GOVERNMENT SECURITIES - 56.6%
	U.S. Treasury Securities - 56.6%
	U.S. Treasury Bonds - 0.8%
430,000	3.63%, 02/15/2053	$ 425,969
	U.S. Treasury Notes - 55.8%
10,780,000	3.75%, 04/15/2026	10,770,736
5,295,000	3.88%, 03/31/2025	5,269,973
13,170,000	4.00%, 02/29/2028(6)(7)	13,433,400
		29,474,109
	Total U.S. Government Securities (cost $29,748,563)	$ 29,900,078
	Total Long-Term Investments (cost $51,708,691)	$ 51,865,059

The accompanying notes are an integral part of these financial statements.
27

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.0%
	U.S. Treasury Securities - 6.0%
	U.S. Treasury Bills – 6.0%
$ 3,190,000	4.61%, 06/06/2023(8)		$ 3,175,178
	Total Short-Term Investments (cost $3,175,178)		$ 3,175,178
	Total Investments (cost $54,883,869)	104.2%	$ 55,040,237
	Other Assets and Liabilities	(4.2)%	(2,196,005)
	Total Net Assets	100.0%	$ 52,844,232
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $12,412,111, representing 23.5% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $878,293, representing 1.7% of net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2023, the market value of securities pledged was $102,000.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $306,000.
(8)	The rate shown represents current yield to maturity.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.39.V1	USD	386,100	5.00%	12/20/2027	Quarterly	$ 1,005	$ 9,939	$ 8,934
Total centrally cleared credit default swap contracts						$ 1,005	$ 9,939	$ 8,934

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
28

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 21,964,981	$ —	$ 21,964,981	$ —
U.S. Government Securities	29,900,078	—	29,900,078	—
Short-Term Investments	3,175,178	—	3,175,178	—
Swaps - Credit Default(2)	8,934	—	8,934	—
Total	$ 55,049,171	$ —	$ 55,049,171	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
29

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.2%
	Argentina - 0.1%
$ 45,000	YPF SA 9.00%, 06/30/2029(1)(2)	$ 35,876
	Brazil - 1.1%
200,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(1)	167,903
200,000	CSN Resources SA 4.63%, 06/10/2031(1)	154,362
		322,265
	Bulgaria - 0.6%
EUR 200,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	179,226
	Chile - 1.7%
$ 200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	183,630
205,000	Cia Cervecerias Unidas SA 3.35%, 01/19/2032(1)	177,633
280,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(1)	143,317
		504,580
	China - 3.2%
200,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	192,686
200,000	CMB International Leasing Management Ltd. 2.75%, 08/12/2030(1)	164,662
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)	89,746
200,000	Far East Horizon Ltd. 3.38%, 02/18/2025(1)	183,515
200,000	Huarong Finance 2017 Co. Ltd. 4.75%, 04/27/2027(1)	173,149
200,000	Prosus NV 3.68%, 01/21/2030(1)	170,105
		973,863
	Colombia - 1.7%
250,000	AI Candelaria Spain SA 5.75%, 06/15/2033(3)	177,500
240,000	Ecopetrol SA 6.88%, 04/29/2030	214,962
155,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	137,621
		530,083
	Georgia - 0.6%
200,000	Silknet JSC 8.38%, 01/31/2027(1)	196,000
	Ghana - 0.5%
200,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(3)	167,677
	Hong Kong - 0.8%
250,000	Bank of East Asia Ltd. 5.13%, 07/07/2028, (5.13% fixed rate until 07/07/2027; 12 mo. USD CMT + 1.90% thereafter)(1)(4)	235,203
	India - 1.1%
188,000	Greenko Dutch BV 3.85%, 03/29/2026(3)(5)	169,200
200,000	Summit Digitel Infrastructure Ltd. 2.88%, 08/12/2031(1)	160,812
		330,012
	Indonesia - 1.1%
166,214	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	163,008
200,000	Tower Bersama Infrastructure Tbk PT 2.75%, 01/20/2026(1)	185,416
		348,424
	Israel - 1.8%
120,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(1)(3)	104,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.2% - (continued)
	Israel - 1.8% - (continued)
$ 200,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(1)(3)	$ 198,800
200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(3)	191,135
60,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)(3)	55,576
		549,911
	Kazakhstan - 0.5%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	168,288
	Kuwait - 0.6%
200,000	Nbk Tier 2 Ltd. 2.50%, 11/24/2030, (2.50% fixed rate until 11/24/2025; 5 year USD CMT + 2.11% thereafter)(1)(4)	180,700
	Macau - 0.6%
200,000	Wynn Macau Ltd. 5.63%, 08/26/2028(3)	174,616
	Mexico - 1.1%
160,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.38%, 04/11/2027(1)	151,600
200,000	Cemex SAB de CV 9.13%, 03/14/2028, 5 year USD CMT + 4.91%(3)(6)	199,700
		351,300
	Nigeria - 0.6%
225,000	IHS Holding Ltd. 5.63%, 11/29/2026(1)	187,637
	Panama - 0.6%
200,000	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	173,502
	Paraguay - 0.4%
187,223	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(3)(7)	125,674
	Peru - 1.4%
45,000	Banco de Credito del Peru SA 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.00% thereafter)(1)(4)	41,228
200,000	Consorcio Transmantaro SA 5.20%, 04/11/2038(1)	184,791
200,000	Kallpa Generacion SA 4.88%, 05/24/2026(1)	192,500
		418,519
	Philippines - 0.5%
200,000	Globe Telecom, Inc. 3.00%, 07/23/2035(1)	147,690
	Qatar - 0.9%
290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	276,515
	Russia - 0.0%
235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(1)(8)(9)	—
	Saudi Arabia - 1.3%
270,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046(1)	215,662
200,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	188,750
		404,412

The accompanying notes are an integral part of these financial statements.
30

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.2% - (continued)
	Singapore - 1.2%
$ 200,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 year USD CMT + 1.45% thereafter)(3)(4)	$ 189,215
200,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(1)	188,564
		377,779
	South Africa - 1.7%
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(1)	199,040
ZAR 3,000,000	Republic of South Africa Floating Rate Note 9.26%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(10)	167,453
$ 200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	164,888
		531,381
	South Korea - 1.3%
200,000	POSCO 4.50%, 08/04/2027(3)	197,052
200,000	Shinhan Bank Co. Ltd. 4.38%, 04/13/2032(3)	184,842
		381,894
	Thailand - 0.6%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 year USD CMT + 1.90% thereafter)(1)(4)	171,600
	Turkey - 0.6%
200,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(3)	169,620
	Ukraine - 0.3%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	95,500
	United Arab Emirates - 1.3%
200,000	Abu Dhabi Commercial Bank PJSC 4.50%, 09/14/2027(1)	197,766
200,000	First Abu Dhabi Bank PJSC 4.38%, 04/24/2028(1)	198,040
		395,806
	United Kingdom - 1.4%
200,000	CK Hutchison International 23 Ltd. 4.75%, 04/21/2028(3)	201,709
200,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.45% thereafter)(3)(4)	216,114
		417,823
	Total Corporate Bonds (cost $10,206,856)	$ 9,523,376
FOREIGN GOVERNMENT OBLIGATIONS - 58.6%
	Argentina - 0.2%
	Argentine Bonos del Tesoro
ARS 5,840,763	15.50%, 10/17/2026	$ 5,746
8,645,000	16.00%, 10/17/2023	27,430
3,970,000	Ciudad Autonoma De Buenos Aires 76.80%, 03/29/2024, BADLAR + 3.25%(10)	16,998
		50,174
	Brazil - 1.6%
	Brazil Letras do Tesouro Nacional
BRL 133,000	0.00%, 07/01/2023(7)	26,086
1,301,000	0.00%, 07/01/2025(7)	204,478
	Brazil Notas do Tesouro Nacional
221,567	6.00%, 08/15/2050	44,458
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.6% - (continued)
	Brazil - 1.6% - (continued)
BRL 640,000	10.00%, 01/01/2029	$ 117,674
484,000	10.00%, 01/01/2033	85,019
		477,715
	Bulgaria - 0.1%
EUR 50,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(1)	29,697
	Chile - 0.8%
	Bonos de la Tesoreria de la Republica en pesos
CLP 25,000,000	4.50%, 03/01/2026	29,447
135,000,000	4.70%, 09/01/2030(1)(3)	159,220
55,000,000	5.00%, 10/01/2028(1)(3)	65,676
		254,343
	China - 2.7%
	China Government Bonds
CNY 1,280,000	1.99%, 04/09/2025	183,256
530,000	2.80%, 03/25/2030	76,669
430,000	2.85%, 06/04/2027	62,667
390,000	2.88%, 02/25/2033	56,615
290,000	3.01%, 05/13/2028	42,562
1,630,000	3.25%, 06/06/2026	240,987
250,000	3.25%, 11/22/2028	37,339
610,000	3.28%, 12/03/2027	90,784
260,000	3.81%, 09/14/2050	41,735
		832,614
	Colombia - 2.5%
	Colombia TES
COP 179,100,000	5.75%, 11/03/2027	30,695
164,900,000	6.00%, 04/28/2028	28,120
158,100,000	6.25%, 07/09/2036	21,013
515,800,000	7.00%, 03/26/2031	83,852
758,600,000	7.25%, 10/18/2034	114,882
903,500,000	7.75%, 09/18/2030	156,088
1,958,300,000	9.25%, 05/28/2042	328,583
		763,233
	Czech Republic - 3.4%
	Czech Republic Government Bonds
CZK 2,640,000	0.05%, 11/29/2029	91,216
2,940,000	0.95%, 05/15/2030(1)	107,064
680,000	1.20%, 03/13/2031	24,642
610,000	1.50%, 04/24/2040	17,997
1,780,000	1.75%, 06/23/2032	66,020
3,290,000	2.00%, 10/13/2033	120,839
610,000	2.50%, 08/25/2028(1)	25,516
4,900,000	2.75%, 07/23/2029	205,100
660,000	4.20%, 12/04/2036(1)	29,548
6,040,000	5.00%, 09/30/2030	288,939
1,410,000	6.00%, 02/26/2026	67,583
		1,044,464
	Hungary - 1.4%
	Hungary Government Bonds
HUF 19,300,000	1.00%, 11/26/2025	45,218
65,900,000	3.00%, 10/27/2038	113,560
	Hungary Government International Bonds
EUR 52,000	0.50%, 11/18/2030(1)	41,148
$ 225,000	6.13%, 05/22/2028(3)	233,030
		432,956
	Indonesia - 5.0%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	67,336
140,000,000	6.13%, 05/15/2028	9,477
3,221,000,000	6.38%, 08/15/2028	220,229
3,707,000,000	6.38%, 04/15/2032	249,531

The accompanying notes are an integral part of these financial statements.
31

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.6% - (continued)
	Indonesia - 5.0% - (continued)
IDR 489,000,000	7.00%, 05/15/2027	$ 34,186
2,858,000,000	7.00%, 02/15/2033	200,999
816,000,000	7.50%, 08/15/2032	58,750
854,000,000	7.50%, 05/15/2038	61,149
1,806,000,000	8.25%, 06/15/2032	135,626
889,000,000	8.38%, 03/15/2024	61,754
3,457,000,000	8.38%, 03/15/2034	265,190
1,774,000,000	8.38%, 04/15/2039	136,893
495,000,000	8.75%, 05/15/2031	38,008
		1,539,128
	Malaysia - 7.9%
	Malaysia Government Bonds
MYR 360,000	3.48%, 06/14/2024	81,216
375,000	3.50%, 05/31/2027	83,911
650,000	3.58%, 07/15/2032	143,883
255,000	3.76%, 05/22/2040	54,762
723,000	3.83%, 07/05/2034	160,627
1,770,000	3.88%, 03/14/2025	401,772
951,000	3.89%, 08/15/2029	215,237
350,000	3.90%, 11/30/2026	79,652
260,000	3.91%, 07/15/2026	59,264
810,000	3.96%, 09/15/2025	184,364
40,000	4.64%, 11/07/2033	9,573
455,000	4.89%, 06/08/2038	112,865
	Malaysia Government Investment Issue
958,000	3.47%, 10/15/2030	209,884
700,000	3.66%, 10/15/2024	157,716
455,000	3.73%, 03/31/2026	102,973
920,000	4.13%, 08/15/2025	209,766
340,000	4.13%, 07/09/2029	77,762
210,000	4.25%, 09/30/2030	48,574
		2,393,801
	Mexico - 10.9%
	Mexico Bonos
MXN 1,564,900	5.00%, 03/06/2025	79,166
10,808,200	5.50%, 03/04/2027	530,741
2,294,500	5.75%, 03/05/2026	115,550
5,590,600	7.50%, 05/26/2033	283,527
1,555,400	7.75%, 11/23/2034	79,456
5,015,900	7.75%, 11/13/2042	243,136
2,362,600	8.00%, 11/07/2047	116,789
1,765,200	8.00%, 07/31/2053	86,752
1,151,500	8.50%, 05/31/2029	63,024
4,374,600	8.50%, 11/18/2038	230,785
3,292,100	10.00%, 11/20/2036	199,491
	Mexico Cetes
186,198,600	0.00%, 01/23/2025(7)	861,633
95,564,000	0.00%, 03/20/2025(7)	437,305
		3,327,355
	Peru - 3.4%
	Peru Government Bonds
PEN 92,000	5.40%, 08/12/2034	20,916
1,070,000	5.94%, 02/12/2029	272,888
142,000	6.15%, 08/12/2032	35,038
1,230,000	6.35%, 08/12/2028	322,585
340,000	6.90%, 08/12/2037	86,261
615,000	6.95%, 08/12/2031	161,647
447,000	8.20%, 08/12/2026	125,899
		1,025,234
	Poland - 4.1%
	Republic of Poland Government Bonds
PLN 640,000	1.25%, 10/25/2030	111,596
2,597,000	1.75%, 04/25/2032	449,004
400,000	2.50%, 07/25/2026	86,518
555,000	2.75%, 04/25/2028	115,575
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.6% - (continued)
	Poland - 4.1% - (continued)
PLN 690,000	2.75%, 10/25/2029	$ 138,225
130,000	3.25%, 07/25/2025	29,548
164,000	3.75%, 05/25/2027	36,249
1,060,000	7.50%, 07/25/2028	272,125
		1,238,840
	Romania - 3.5%
	Romania Government Bonds
RON 725,000	3.65%, 09/24/2031	124,767
150,000	3.70%, 11/25/2024	32,089
120,000	4.75%, 10/11/2034	21,317
190,000	4.85%, 07/25/2029	37,328
95,000	5.00%, 02/12/2029	18,977
340,000	5.80%, 07/26/2027	72,270
705,000	6.70%, 02/25/2032	150,221
1,340,000	8.25%, 09/29/2032	314,991
425,000	8.75%, 10/30/2028	100,875
$ 198,000	Romanian Government International Bonds 3.00%, 02/27/2027(1)	180,569
		1,053,404
	South Africa - 6.6%
	Republic of South Africa Government Bonds
ZAR 6,160,000	6.25%, 03/31/2036	220,672
371,770	6.50%, 02/28/2041	12,418
2,580,000	7.00%, 02/28/2031	114,342
1,640,000	8.00%, 01/31/2030	80,272
17,036,000	8.25%, 03/31/2032	793,291
7,765,000	8.50%, 01/31/2037	333,607
4,868,000	8.75%, 01/31/2044	201,998
3,095,000	8.88%, 02/28/2035	141,938
1,674,000	9.00%, 01/31/2040	72,643
535,000	10.50%, 12/21/2026	30,713
		2,001,894
	Supranational - 0.8%
9,000,000	Asian Development Bank 0.00%, 04/30/2040(7)	79,632
MXN 7,000,000	European Bank for Reconstruction & Development 0.00%, 01/19/2032(7)	163,290
TRY 1,000,000	International Finance Corp. 0.00%, 05/09/2027(7)	12,262
		255,184
	Thailand - 3.6%
	Thailand Government Bonds
THB 3,777,000	1.60%, 12/17/2029	105,777
3,630,000	2.00%, 12/17/2031	102,323
1,166,000	2.00%, 06/17/2042	29,181
3,335,000	2.13%, 12/17/2026	97,835
2,065,000	2.88%, 12/17/2028	62,516
735,000	2.88%, 06/17/2046	20,774
4,840,000	3.30%, 06/17/2038	148,730
5,467,000	3.40%, 06/17/2036	171,320
2,155,000	3.45%, 06/17/2043	67,420
4,225,000	3.65%, 06/20/2031	134,382
2,970,000	3.78%, 06/25/2032	96,226
1,770,000	4.88%, 06/22/2029	59,582
		1,096,066

The accompanying notes are an integral part of these financial statements.
32

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.6% - (continued)
	Uruguay - 0.1%
UYU 1,245,000	Uruguay Government International Bonds 8.50%, 03/15/2028(1)		$ 30,056
	Total Foreign Government Obligations (cost $18,751,827)		$ 17,846,158
	Total Long-Term Investments (cost $28,958,683)		$ 27,369,534
SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 0.0%
$ 16,136	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $16,142; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $16,460		$ 16,136
	Securities Lending Collateral - 0.3%
13,524	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(11)		13,524
45,080	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(11)		45,080
13,524	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(11)		13,524
13,524	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(11)		13,524
			85,652
	U.S. Treasury Securities - 2.6%
790,000	U.S. Treasury Bills 4.56%, 06/15/2023(12)(13)		785,486
	Total Short-Term Investments (cost $887,274)		$ 887,274
	Total Investments Excluding Purchased Options (cost $29,845,957)	92.7%	$ 28,256,808
	Total Purchased Options (cost $145,905)	0.4%	$ 117,166
	Total Investments (cost $29,991,862)	93.1%	$ 28,373,974
	Other Assets and Liabilities	6.9%	2,107,996
	Total Net Assets	100.0%	$ 30,481,970
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $7,636,536, representing 25.1% of net assets.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $3,180,756, representing 10.4% of net assets.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Security is a zero-coupon bond.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(11)	Current yield as of period end.
(12)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2023, the market value of securities pledged was $357,943.
(13)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at April 30, 2023
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put BRL	BOA	5.71	USD	10/05/2023	505,000	USD	505,000	$ 6,273	$ 9,866	$ (3,593)
Call USD vs. Put BRL	GSC	5.63	USD	10/10/2023	334,000	USD	334,000	5,077	6,319	(1,242)
Call USD vs. Put CNH	UBS	6.83	USD	07/11/2023	670,000	USD	670,000	8,978	7,913	1,065
The accompanying notes are an integral part of these financial statements.
33

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2023 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Call – (continued):
Call USD vs. Put CNH	UBS	6.79	USD	09/26/2023	992,000	USD	992,000	$ 18,221	$ 18,382	$ (161)
Call USD vs. Put INR	MSC	84.10	USD	07/11/2023	670,000	USD	670,000	1,340	2,888	(1,548)
Call USD vs. Put MXN	MSC	18.38	USD	07/27/2023	688,000	USD	688,000	14,094	15,363	(1,269)
Call USD vs. Put THB	MSC	36.10	USD	05/30/2023	558,000	USD	558,000	243	4,692	(4,449)
Call USD vs. Put ZAR	BOA	19.43	USD	06/06/2023	562,000	USD	562,000	2,233	7,275	(5,042)
Total Call								$ 56,459	$ 72,698	$ (16,239)
Put
Call CLP vs. Put USD	MSC	761.60	USD	05/22/2023	372,000	USD	372,000	$ 283	$ 4,746	$ (4,463)
Call CLP vs. Put USD	MSC	765.50	USD	06/06/2023	562,000	USD	562,000	1,389	7,368	(5,979)
Call CNH vs. Put USD	UBS	6.83	USD	07/11/2023	670,000	USD	670,000	3,819	7,638	(3,819)
Call CNH vs. Put USD	UBS	6.79	USD	09/26/2023	992,000	USD	992,000	9,376	17,379	(8,003)
Call COP vs. Put USD	MSC	4,544.00	USD	06/14/2023	656,000	USD	656,000	5,084	8,456	(3,372)
Call HUF vs. Put USD	CBK	346.86	USD	05/31/2023	560,000	USD	560,000	14,474	5,950	8,524
Call HUF vs. Put USD	CBK	335.25	USD	07/11/2023	335,000	USD	335,000	3,987	3,890	97
Call MXN vs. Put USD	MSC	18.38	USD	07/27/2023	688,000	USD	688,000	16,432	15,363	1,069
Call PLN vs. Put USD	BOA	4.17	USD	07/11/2023	335,000	USD	335,000	5,863	2,417	3,446
Total Put								$ 60,707	$ 73,207	$ (12,500)
Total purchased OTC option contracts								$ 117,166	$ 145,905	$ (28,739)
Written option contracts:
Call
Call USD vs. Put CLP	MSC	876.40	USD	06/06/2023	(562,000)	USD	(562,000)	$ (1,799)	$ (9,093)	$ 7,294
Call USD vs. Put CLP	GSC	804.40	USD	07/13/2023	(172,000)	USD	(172,000)	(6,054)	(5,904)	(150)
Call USD vs. Put HUF	CBK	377.70	USD	07/11/2023	(335,000)	USD	(335,000)	(2,077)	(4,533)	2,456
Call USD vs. Put HUF	CBK	351.83	USD	07/11/2023	(167,000)	USD	(167,000)	(3,290)	(5,398)	2,108
Call USD vs. Put ILS	BOA	3.61	USD	07/11/2023	(167,000)	USD	(167,000)	(3,123)	(3,628)	505
Call USD vs. Put PLN	BOA	4.50	USD	07/11/2023	(335,000)	USD	(335,000)	(1,306)	(3,006)	1,700
Call USD vs. Put THB	MSC	34.74	USD	05/30/2023	(558,000)	USD	(558,000)	(2,013)	(11,311)	9,298
Call USD vs. Put THB	MSC	34.25	USD	07/19/2023	(856,000)	USD	(856,000)	(10,260)	(14,727)	4,467
Call USD vs. Put THB	JPM	33.45	USD	09/27/2023	(662,000)	USD	(662,000)	(16,632)	(18,006)	1,374
Total Call								$ (46,554)	$ (75,606)	$ 29,052
Puts
Call BRL vs. Put USD	BOA	4.85	USD	10/05/2023	(505,000)	USD	(505,000)	$ (8,094)	$ (7,990)	$ (104)
Call BRL vs. Put USD	GSC	4.79	USD	10/10/2023	(334,000)	USD	(334,000)	(4,476)	(5,292)	816
Call CLP vs. Put USD	MSC	808.50	USD	05/22/2023	(372,000)	USD	(372,000)	(5,717)	(13,641)	7,924
Call CLP vs. Put USD	GSC	804.40	USD	07/13/2023	(172,000)	USD	(172,000)	(3,698)	(5,315)	1,617
Call COP vs. Put USD	MSC	4,825.50	USD	06/14/2023	(656,000)	USD	(656,000)	(22,651)	(23,682)	1,031
Call HUF vs. Put USD	CBK	365.35	USD	05/31/2023	(560,000)	USD	(560,000)	(39,887)	(17,906)	(21,981)
Call HUF vs. Put USD	CBK	351.83	USD	07/11/2023	(167,000)	USD	(167,000)	(6,162)	(5,397)	(765)
Call ILS vs. Put USD	BOA	3.61	USD	07/11/2023	(167,000)	USD	(167,000)	(2,806)	(3,628)	822
Call THB vs. Put USD	MSC	34.25	USD	07/19/2023	(856,000)	USD	(856,000)	(19,268)	(14,727)	(4,541)
Call THB vs. Put USD	JPM	33.45	USD	09/27/2023	(662,000)	USD	(662,000)	(12,565)	(16,275)	3,710
Call ZAR vs. Put USD	BOA	17.45	USD	06/06/2023	(562,000)	USD	(562,000)	(1,521)	(6,236)	4,715
Total puts								$ (126,845)	$ (120,089)	$ (6,756)
Total Written Option Contracts OTC option contracts								$ (173,399)	$ (195,695)	$ 22,296

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	4	06/30/2023	$ 824,656	$ (2,203)
U.S. Treasury 5-Year Note Future	2	06/30/2023	219,484	402
U.S. Treasury 10-Year Ultra Future	5	06/21/2023	607,266	(1,611)
The accompanying notes are an integral part of these financial statements.
34

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Futures Contracts Outstanding at April 30, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury Ultra Bond Future	3	06/21/2023	$ 424,219	$ 17,846
Total				$ 14,434
Short position contracts:
Euro-BOBL Future	1	06/08/2023	$ 129,991	$ (3,087)
Euro-BUND Future	3	06/08/2023	448,121	(12,570)
Euro-Schatz Future	1	06/08/2023	116,444	(1,103)
U.S. Treasury 10-Year Note Future	24	06/21/2023	2,764,875	(36,435)
U.S. Treasury Long Bond Future	1	06/21/2023	131,656	(1,221)
Total				$ (54,416)
Total futures contracts				$ (39,982)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2023
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	BZDIOVRA	11.78% Fixed	BRL	396,237	01/02/2029	At Maturity	$ —	$ —	$ (864)	$ (864)
BOA	BZDIOVRA	12.79% Fixed	BRL	329,764	01/04/2027	At Maturity	—	—	1,374	1,374
BOA	BZDIOVRA	12.91% Fixed	BRL	328,514	01/04/2027	At Maturity	—	—	1,558	1,558
BOA	BZDIOVRA	13.59% Fixed	BRL	3,014,798	01/02/2025	At Maturity	—	—	11,630	11,630
CBK	BZDIOVRA	12.63% Fixed	BRL	1,204,241	01/02/2026	At Maturity	—	—	3,895	3,895
MSC	BZDIOVRA	7.05% Fixed	BRL	30,391	07/03/2023	At Maturity	—	—	(33)	(33)
MSC	BZDIOVRA	12.81% Fixed	BRL	549,137	01/04/2027	At Maturity	—	—	2,351	2,351
MSC	BZDIOVRA	12.82% Fixed	BRL	791,847	01/02/2025	At Maturity	—	—	1,316	1,316
Total OTC interest rate swap contracts							$ —	$ —	$ 21,227	$ 21,227

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	325,000	(1.00%)	06/20/2028	Quarterly	$ 22,124	$ 19,321	$ (2,803)
Total centrally cleared credit default swap contracts						$ 22,124	$ 19,321	$ (2,803)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1 Mo. CLP CLICP	7.46% Fixed	CLP	1,253,155,000	06/22/2025	Semi-Annual	$ —	$ —	$ 6,389	$ 6,389
1 Mo. CLP CLICP	6.55% Fixed	CLP	567,840,000	06/22/2026	Semi-Annual	—	—	5,962	5,962
5.87% Fixed	1 Mo. CLP CLICP	CLP	1,910,310,000	06/22/2028	Semi-Annual	—	—	(40,050)	(40,050)
1 Mo. CLP CLICP	5.47% Fixed	CLP	527,190,000	06/22/2033	Semi-Annual	—	—	20,858	20,858
8.50% Fixed	1 Mo. MXN TIIE	MXN	665,000	11/30/2027	Lunar	—	—	117	117
9.08% Fixed	1 Mo. MXN TIIE	MXN	4,490,000	02/18/2030	Lunar	—	—	(8,844)	(8,844)
8.31% Fixed	1 Mo. MXN TIIE	MXN	4,925,000	02/25/2032	Lunar	—	—	1,324	1,324
3.58% Fixed	3 Mo. ILS TELBOR	ILS	870,000	06/21/2028	Annual	—	—	962	962
8.43% Fixed	3 Mo. ZAR JIBAR	ZAR	18,495,000	06/21/2028	Quarterly	—	—	3,455	3,455
3 Mo. ZAR JIBAR	9.36% Fixed	ZAR	12,095,000	06/21/2033	Quarterly	—	—	(1,891)	(1,891)
6 Mo. CLP CLICP	5.31% Fixed	CLP	79,015,000	06/22/2030	Semi-Annual	—	—	587	587
6 Mo. CZK PRIBOR	6.12% Fixed	CZK	13,975,000	06/21/2025	Annual	—	—	4,846	4,846
5.22% Fixed	6 Mo. CZK PRIBOR	CZK	11,420,000	06/21/2028	Annual	—	—	(13,687)	(13,687)
6 Mo. CZK PRIBOR	4.85% Fixed	CZK	4,085,000	06/21/2033	Annual	—	—	8,180	8,180
The accompanying notes are an integral part of these financial statements.
35

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
6 Mo. CZK PRIBOR	4.52% Fixed	CZK	615,000	06/21/2033	Annual	$ —	$ —	$ 439	$ 439
6 Mo. HUF BUBOR	10.88% Fixed	HUF	489,565,000	06/21/2025	Annual	—	—	(6,353)	(6,353)
8.90% Fixed	6 Mo. HUF BUBOR	HUF	366,420,000	06/21/2028	Annual	—	—	(21,763)	(21,763)
6 Mo. HUF BUBOR	8.22% Fixed	HUF	122,205,000	06/21/2033	Annual	—	—	13,784	13,784
6 Mo. PLN WIBOR	6.49% Fixed	PLN	1,615,000	06/21/2025	Annual	—	—	2,576	2,576
5.92% Fixed	6 Mo. PLN WIBOR	PLN	1,365,000	06/21/2028	Annual	—	—	(7,057)	(7,057)
6 Mo. PLN WIBOR	5.93% Fixed	PLN	365,000	06/21/2033	Annual	—	—	3,629	3,629
BZDIOVRA	12.16% Fixed	BRL	570,730	01/02/2026	At Maturity	—	—	(2,040)	(2,040)
BZDIOVRA	11.72% Fixed	BRL	811,063	01/04/2027	At Maturity	—	—	(613)	(613)
BZDIOVRA	11.85% Fixed	BRL	550,024	01/02/2029	At Maturity	—	—	(542)	(542)
Total centrally cleared interest rate swaps contracts						$ —	$ —	$ (29,732)	$ (29,732)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,190,000	AUD	787,256	USD	MSC	06/21/2023	$ 1,940
25,000	AUD	16,564	USD	TDB	06/21/2023	16
1,288,000	AUD	860,750	USD	SCB	06/21/2023	(6,562)
1,968,000	BRL	364,208	USD	MSC	05/10/2023	29,512
16,738,000	BRL	3,172,236	USD	GSC	06/02/2023	160,127
3,040,000	BRL	586,573	USD	CBK	06/02/2023	18,659
250,000	BRL	49,480	USD	DEUT	06/02/2023	292
405,000	BRL	81,335	USD	MSC	06/02/2023	(704)
1,055,000	BRL	190,674	USD	GSC	06/16/2023	18,910
1,228,000	BRL	234,777	USD	BOA	10/10/2023	3,942
815,000	BRL	158,007	USD	GSC	10/13/2023	340
150,000	CAD	110,163	USD	JPM	06/21/2023	669
93,427,000	CLP	116,784	USD	BOA	05/16/2023	(1,323)
88,894,000	CLP	109,949	USD	MSC	05/24/2023	(222)
73,500,000	CLP	88,715	USD	DEUT	06/22/2023	1,694
46,300,000	CLP	55,743	USD	BOA	06/22/2023	1,208
39,365,000	CLP	48,539	USD	UBS	06/22/2023	(118)
25,000,000	CLP	31,229	USD	BCLY	06/22/2023	(478)
543,906,000	CLP	672,440	USD	SCB	06/22/2023	(3,412)
510,737,000	CLP	634,244	USD	MSC	06/22/2023	(6,016)
13,453,000	CLP	16,666	USD	GSC	07/17/2023	(175)
1,140,000	CNH	165,135	USD	DEUT	06/21/2023	118
295,000	CNH	42,781	USD	UBS	06/21/2023	(18)
305,000	CNH	44,536	USD	RBC	06/21/2023	(324)
591,000	CNH	86,368	USD	WEST	06/21/2023	(698)
622,000	CNH	90,947	USD	GSC	06/21/2023	(783)
815,000	CNH	118,954	USD	BCLY	06/21/2023	(813)
1,602,000	CNH	233,383	USD	BNP	06/21/2023	(1,161)
1,383,000	CNH	201,705	USD	MSC	06/21/2023	(1,228)
21,054,912	CNH	3,056,835	USD	JPM	06/21/2023	(4,757)
960,682,000	COP	199,084	USD	MSC	06/16/2023	3,153
875,811,000	COP	178,690	USD	UBS	06/21/2023	5,502
868,477,000	COP	181,234	USD	SCB	06/21/2023	1,415
150,004,000	COP	30,986	USD	MSC	06/21/2023	561
862,800,000	COP	184,603	USD	GSC	06/21/2023	(3,149)
2,486,449,000	COP	529,176	USD	BNP	06/21/2023	(6,252)
14,416,000	CZK	649,135	USD	GSC	06/21/2023	24,332
3,768,000	CZK	171,812	USD	MSC	06/21/2023	4,217
2,030,000	CZK	92,786	USD	BNP	06/21/2023	2,048
1,010,000	CZK	46,328	USD	UBS	06/21/2023	855
510,000	CZK	23,756	USD	JPM	06/21/2023	70
560,000	CZK	26,281	USD	BOA	06/21/2023	(120)
4,720,000	EGP	177,711	USD	CBK	06/01/2023	(42,006)
648,000	EGP	19,101	USD	CBK	06/13/2023	(701)
1,152,000	EGP	33,247	USD	GSC	06/21/2023	(803)
1,959,000	EUR	2,103,300	USD	DEUT	06/21/2023	61,800
202,000	EUR	219,821	USD	GSC	06/21/2023	3,430
The accompanying notes are an integral part of these financial statements.
36

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
112,000	EUR	121,023	USD	JPM	06/21/2023	$ 2,760
101,000	EUR	108,989	USD	CBK	06/21/2023	2,637
110,000	EUR	119,232	USD	MSC	06/21/2023	2,340
107,000	EUR	115,938	USD	BCLY	06/21/2023	2,319
74,000	EUR	79,628	USD	BOA	06/21/2023	2,157
114,000	EUR	125,835	USD	UBS	06/21/2023	159
87,000	GBP	106,203	USD	BCLY	06/21/2023	3,254
20,000	GBP	24,945	USD	SCB	06/21/2023	217
63,986,000	HUF	175,136	USD	CBK	06/02/2023	11,789
483,066,000	HUF	1,295,065	USD	BNP	06/21/2023	109,058
45,083,000	HUF	124,072	USD	BOA	06/21/2023	6,971
14,234,000	HUF	38,168	USD	TDB	06/21/2023	3,206
36,100,000	HUF	102,909	USD	BCLY	06/21/2023	2,023
14,800,000	HUF	42,117	USD	DEUT	06/21/2023	902
5,900,000	HUF	16,948	USD	MSC	06/21/2023	201
5,797,000	HUF	16,417	USD	CBK	07/13/2023	332
31,958,598,000	IDR	2,071,803	USD	JPM	06/21/2023	105,158
2,918,168,000	IDR	189,394	USD	CBK	06/21/2023	9,386
2,559,000,000	IDR	171,285	USD	BCLY	06/21/2023	3,029
900,000,000	IDR	59,682	USD	GSC	06/21/2023	1,625
1,536,000,000	IDR	103,075	USD	MSC	06/21/2023	1,555
3,463,543,000	IDR	235,485	USD	DEUT	06/21/2023	445
53,000	ILS	14,647	USD	BOA	07/13/2023	(3)
13,610,000	INR	165,010	USD	UBS	05/02/2023	1,342
34,732,000	INR	422,518	USD	UBS	06/21/2023	1,295
14,864,000	INR	180,379	USD	GSC	06/21/2023	997
13,610,000	INR	165,532	USD	BOA	06/21/2023	543
2,260,000	INR	27,573	USD	DEUT	06/21/2023	4
23,669,000	INR	286,723	USD	MSC	07/13/2023	1,761
193,423,000	KRW	145,006	USD	BCLY	06/02/2023	(157)
39,420,000	KRW	30,023	USD	BOA	06/02/2023	(502)
58,840,000	KRW	45,500	USD	SCB	06/21/2023	(1,382)
93,090,000	KRW	71,487	USD	CBK	06/21/2023	(1,689)
466,407,000	KRW	356,545	USD	BNP	06/21/2023	(6,841)
37,500,000	KZT	79,072	USD	GSC	06/15/2023	2,940
58,500,000	KZT	129,791	USD	GSC	06/21/2023	(2,032)
24,550,000	KZT	50,619	USD	BOA	07/24/2023	2,595
19,800,000	KZT	41,509	USD	GSC	08/09/2023	1,264
808,000	MXN	42,098	USD	BOA	06/05/2023	2,494
22,211,000	MXN	1,165,785	USD	GSC	06/21/2023	56,312
15,527,000	MXN	838,563	USD	DEUT	06/21/2023	15,766
21,012,000	MXN	1,149,139	USD	CBK	06/21/2023	6,986
4,009,000	MXN	218,761	USD	BOM	06/21/2023	1,822
4,800,000	MXN	262,364	USD	BNP	06/21/2023	1,742
2,550,000	MXN	138,796	USD	JPM	06/21/2023	1,511
2,244,000	MYR	505,117	USD	BNP	06/21/2023	1,178
3,251,000	MYR	733,221	USD	DEUT	06/21/2023	277
121,000	NZD	75,408	USD	GSC	06/21/2023	(598)
105,000	NZD	65,621	USD	BNP	06/21/2023	(703)
1,202,000	PEN	318,165	USD	CBK	06/21/2023	5,074
646,000	PEN	169,332	USD	UBS	06/21/2023	4,390
349,000	PEN	93,196	USD	GSC	06/21/2023	657
1,350,000	PHP	24,514	USD	UBS	06/21/2023	(151)
6,910,000	PHP	125,136	USD	MSC	06/21/2023	(435)
3,620,000	PHP	65,866	USD	SCB	06/21/2023	(538)
8,319,000	PLN	1,882,228	USD	DEUT	06/21/2023	110,563
1,369,000	PLN	316,227	USD	MSC	06/21/2023	11,714
145,000	PLN	34,465	USD	GSC	06/21/2023	269
4,299,000	RON	932,582	USD	GSC	06/21/2023	27,579
408,000	RON	88,684	USD	UBS	06/21/2023	2,440
3,303,000	RSD	30,005	USD	CBK	06/21/2023	1,033
120,000	SGD	89,193	USD	CIBC	06/21/2023	912
55,000	SGD	41,053	USD	BCLY	06/21/2023	245
220,000	SGD	166,251	USD	JPM	06/21/2023	(1,059)
14,907,000	THB	433,378	USD	MSC	05/17/2023	3,961
The accompanying notes are an integral part of these financial statements.
37

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
161,914,000	THB	4,729,645	USD	BCLY	06/21/2023	$ 36,701
14,708,000	THB	431,002	USD	CBK	06/21/2023	1,965
4,494,000	THB	132,327	USD	JPM	06/21/2023	(35)
4,950,000	THB	145,755	USD	GSC	06/21/2023	(40)
7,090,000	THB	209,206	USD	BOA	06/21/2023	(494)
4,690,000	THB	138,620	USD	MSC	06/21/2023	(558)
1,920,000	THB	56,026	USD	MSC	07/21/2023	660
1,084,000	THB	32,320	USD	JPM	09/29/2023	(99)
7,975,500	TRY	397,027	USD	GSC	06/21/2023	(34,872)
949,000	UYU	23,824	USD	CBK	06/21/2023	444
4,767,000	ZAR	259,782	USD	BOA	06/08/2023	(140)
570,000	ZAR	30,792	USD	UBS	06/21/2023	219
3,100,000	ZAR	170,123	USD	GSC	06/21/2023	(1,468)
8,147,000	ZAR	445,816	USD	JPM	06/21/2023	(2,576)
18,650,000	ZAR	1,017,599	USD	MSC	06/21/2023	(2,941)
795,259	USD	1,190,000	AUD	SCB	06/21/2023	6,062
77,219	USD	115,000	AUD	JPM	06/21/2023	953
96,766	USD	145,000	AUD	GSC	06/21/2023	603
69,808	USD	105,000	AUD	BCLY	06/21/2023	173
776,010	USD	1,173,000	AUD	MSC	06/21/2023	(1,912)
242,024	USD	1,229,000	BRL	BOA	05/10/2023	(3,851)
418,035	USD	2,105,000	BRL	BCLY	06/02/2023	(1,049)
85,452	USD	435,000	BRL	BNP	06/02/2023	(1,152)
217,226	USD	1,115,000	BRL	CBK	06/02/2023	(4,758)
114,408	USD	610,000	BRL	DEUT	06/02/2023	(7,037)
307,153	USD	1,594,000	BRL	GSC	06/02/2023	(10,197)
528,779	USD	2,810,000	BRL	UBS	06/02/2023	(30,664)
234,562	USD	1,184,000	BRL	GSC	06/16/2023	(649)
108,855	USD	150,000	CAD	RBC	06/21/2023	(1,976)
181,359	USD	145,994,000	CLP	GSC	05/16/2023	934
264,005	USD	215,085,000	CLP	MSC	06/08/2023	(998)
72,498	USD	58,600,000	CLP	UBS	06/22/2023	417
24,997	USD	20,500,000	CLP	GSC	06/22/2023	(219)
174,707	USD	143,100,000	CLP	MSC	06/22/2023	(1,311)
259,518	USD	212,400,000	CLP	SCB	06/22/2023	(1,745)
394,079	USD	321,868,000	CLP	BOA	06/22/2023	(1,833)
207,188	USD	172,250,000	CLP	DEUT	06/22/2023	(4,687)
714,518	USD	4,878,000	CNH	JPM	06/21/2023	7,413
315,785	USD	2,168,000	CNH	BNP	06/21/2023	1,516
75,159	USD	515,000	CNH	MSC	06/21/2023	505
34,350	USD	236,000	CNH	DEUT	06/21/2023	140
366,472	USD	2,534,000	CNH	CIB	06/21/2023	(851)
52,364	USD	358,000	CNH	UBS	07/13/2023	370
93,479	USD	635,000	CNH	UBS	09/28/2023	691
158,526	USD	745,000,000	COP	GSC	06/21/2023	1,846
162,698	USD	769,999,000	COP	BNP	06/21/2023	759
376,094	USD	1,826,956,000	COP	UBS	06/21/2023	(8,132)
47,075	USD	1,010,000	CZK	TDB	06/21/2023	(109)
14,317	USD	320,000	CZK	MSC	06/21/2023	(632)
102,949	USD	2,230,000	CZK	JPM	06/21/2023	(1,229)
77,347	USD	1,690,000	CZK	GSC	06/21/2023	(1,604)
99,996	USD	2,180,000	CZK	BNP	06/21/2023	(1,845)
64,068	USD	1,451,000	CZK	BCLY	06/21/2023	(3,718)
225,544	USD	5,030,000	CZK	UBS	06/21/2023	(9,440)
74,139	USD	2,540,000	EGP	GSC	06/21/2023	2,607
84,986	USD	78,000	EUR	BNP	06/21/2023	(1,220)
68,295	USD	63,000	EUR	BOA	06/21/2023	(1,333)
3,064,226	USD	2,854,000	EUR	DEUT	06/21/2023	(90,034)
345,412	USD	284,000	GBP	GSC	06/21/2023	(11,898)
39,610	USD	13,700,000	HUF	MSC	06/21/2023	(212)
85,033	USD	31,100,000	HUF	GSC	06/21/2023	(5,365)
162,962	USD	61,200,000	HUF	CBK	06/21/2023	(14,927)
447,087	USD	163,200,000	HUF	BCLY	06/21/2023	(27,284)
152,910	USD	54,115,000	HUF	CBK	07/13/2023	(3,442)
67,581	USD	1,007,829,000	IDR	BOA	06/21/2023	(1,071)
The accompanying notes are an integral part of these financial statements.
38

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
95,083	USD	1,414,168,000	IDR	BCLY	06/21/2023	$ (1,248)
35,565	USD	552,000,000	IDR	CBK	06/21/2023	(2,036)
461,017	USD	6,805,000,000	IDR	MSC	06/21/2023	(2,526)
344,239	USD	5,167,710,000	IDR	DEUT	06/21/2023	(7,777)
418,519	USD	6,441,000,000	IDR	UBS	06/21/2023	(20,230)
19,265	USD	70,000	ILS	BCLY	06/21/2023	(57)
161,410	USD	585,000	ILS	GSC	06/21/2023	(71)
165,955	USD	13,610,000	INR	BOA	05/02/2023	(396)
57,746	USD	4,730,000	INR	DEUT	06/21/2023	29
30,109	USD	2,470,000	INR	MSC	06/21/2023	(31)
24,059	USD	1,990,000	INR	GSC	06/21/2023	(224)
60,547	USD	4,990,000	INR	JPM	06/21/2023	(343)
109,637	USD	9,060,000	INR	SCB	06/21/2023	(916)
80,670	USD	6,690,000	INR	UBS	06/21/2023	(963)
167,307	USD	13,820,000	INR	BNP	06/21/2023	(1,330)
218,472	USD	17,930,000	INR	MSC	07/13/2023	(64)
504,694	USD	655,755,000	KRW	MSC	06/21/2023	13,020
82,038	USD	107,150,000	KRW	JPM	06/21/2023	1,699
89,945	USD	119,690,000	KRW	BOA	06/21/2023	204
59,732	USD	79,720,000	KRW	BNP	06/21/2023	(41)
16,087	USD	7,400,000	KZT	GSC	06/15/2023	(97)
27,892	USD	12,900,000	KZT	GSC	06/21/2023	(281)
41,474	USD	19,700,000	KZT	CBK	06/21/2023	(1,550)
37,439	USD	691,000	MXN	GSC	06/05/2023	(695)
135,661	USD	2,588,000	MXN	BOA	06/05/2023	(7,165)
104,675	USD	1,930,000	MXN	SCB	06/21/2023	(1,518)
147,932	USD	2,730,000	MXN	BOA	06/21/2023	(2,278)
365,149	USD	6,720,000	MXN	BNP	06/21/2023	(4,601)
122,891	USD	2,320,000	MXN	DEUT	06/21/2023	(4,760)
416,033	USD	7,700,000	MXN	GSC	06/21/2023	(7,638)
312,090	USD	5,833,000	MXN	MSC	06/21/2023	(8,855)
971,414	USD	17,834,000	MXN	UBS	06/21/2023	(9,850)
693,244	USD	13,132,000	MXN	RBC	06/21/2023	(29,307)
792,447	USD	15,070,000	MXN	CBK	06/21/2023	(36,736)
104,683	USD	1,927,000	MXN	MSC	07/31/2023	(524)
49,535	USD	220,000	MYR	BNP	06/21/2023	(101)
739,906	USD	3,292,000	MYR	DEUT	06/21/2023	(2,840)
65,725	USD	105,000	NZD	MSC	06/21/2023	807
73,897	USD	121,000	NZD	UBS	06/21/2023	(913)
123,457	USD	470,000	PEN	UBS	06/21/2023	(2,935)
493,703	USD	1,880,000	PEN	CBK	06/21/2023	(11,864)
189,946	USD	10,485,000	PHP	BOA	06/21/2023	728
126,875	USD	7,020,000	PHP	GSC	06/21/2023	189
232,842	USD	975,000	PLN	DEUT	06/21/2023	(716)
321,677	USD	1,360,000	PLN	MSC	06/21/2023	(4,106)
77,843	USD	348,000	PLN	UBS	06/21/2023	(5,519)
394,262	USD	1,735,000	PLN	JPM	06/21/2023	(21,352)
141,995	USD	612,000	PLN	BOA	07/13/2023	(4,429)
94,005	USD	421,000	RON	JPM	06/21/2023	(24)
34,188	USD	155,000	RON	BNP	06/21/2023	(431)
229,581	USD	1,043,000	RON	GSC	06/21/2023	(3,368)
183,538	USD	845,000	RON	UBS	06/21/2023	(5,188)
67,900	USD	90,000	SGD	BCLY	06/21/2023	321
436,453	USD	585,000	SGD	MSC	06/21/2023	(2,809)
140,789	USD	4,891,000	THB	MSC	06/01/2023	(2,929)
30,326	USD	1,050,000	THB	CBK	06/21/2023	(584)
447,742	USD	15,240,000	THB	UBS	06/21/2023	(886)
438,630	USD	14,990,000	THB	ANZ	06/21/2023	(2,639)
3,248,479	USD	111,319,000	THB	BCLY	06/21/2023	(28,476)
78,780	USD	1,665,000	TRY	GSC	06/21/2023	3,175
23,207	USD	515,000	TRY	BCLY	06/21/2023	(178)
331,072	USD	6,040,000	ZAR	UBS	06/21/2023	2,464
79,350	USD	1,420,000	ZAR	SCB	06/21/2023	2,095
615,186	USD	11,290,000	ZAR	GSC	06/21/2023	952
43,379	USD	790,000	ZAR	MSC	06/21/2023	399
The accompanying notes are an integral part of these financial statements.
39

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
82,260	USD	1,510,000	ZAR	DEUT	06/21/2023	$ 108
31,954	USD	590,000	ZAR	RBC	06/21/2023	(145)
41,630	USD	771,000	ZAR	TDB	06/21/2023	(317)
102,864	USD	1,910,000	ZAR	JPM	06/21/2023	(1,050)
Total foreign currency contracts						$ 319,740
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 9,523,376	$ —	$ 9,523,376	$ —
Foreign Government Obligations	17,846,158	—	17,846,158	—
Short-Term Investments	887,274	85,652	801,622	—
Purchased Options	117,166	—	117,166	—
Foreign Currency Contracts(2)	977,167	—	977,167	—
Futures Contracts(2)	18,248	18,248	—	—
Swaps - Interest Rate(2)	95,232	—	95,232	—
Total	$ 29,464,621	$ 103,900	$ 29,360,721	$ —
Liabilities
Foreign Currency Contracts(2)	$ (657,427)	$ —	$ (657,427)	$ —
Futures Contracts(2)	(58,230)	(58,230)	—	—
Swaps - Credit Default(2)	(2,803)	—	(2,803)	—
Swaps - Interest Rate(2)	(103,737)	—	(103,737)	—
Written Options	(173,399)	—	(173,399)	—
Total	$ (995,596)	$ (58,230)	$ (937,366)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
40

The Hartford Floating Rate Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
	Asset-Backed - Finance & Insurance - 2.7%
$ 3,675,000	Apidos CLO XV 6.26%, 04/20/2031, 3 mo. USD LIBOR + 1.01%(1)(2)	$ 3,636,611
3,275,000	Ares XXXIIR CLO Ltd. 6.86%, 05/15/2030, 3 mo. USD LIBOR + 2.00%(1)(2)	3,224,149
1,750,000	Ares XXXIX CLO Ltd. 6.31%, 04/18/2031, 3 mo. USD LIBOR + 1.05%(1)(2)	1,727,971
	Bain Capital Credit CLO Ltd.
2,460,000	6.47%, 01/20/2032, 3 mo. USD LIBOR + 1.22%(1)(2)	2,431,435
2,465,397	6.87%, 07/19/2031, 3 mo. USD LIBOR + 1.60%(1)(2)	2,391,092
750,000	Battalion CLO VIII Ltd. 6.81%, 07/18/2030, 3 mo. USD LIBOR + 1.55%(1)(2)	733,859
	Carlyle Global Market Strategies CLO Ltd.
1,119,805	6.26%, 01/15/2031, 3 mo. USD LIBOR + 1.00%(1)(2)	1,109,320
2,465,397	6.80%, 07/20/2031, 3 mo. USD LIBOR + 1.55%(1)(2)	2,403,619
1,165,000	CARLYLE U.S. CLO Ltd. 6.90%, 07/20/2034, 3 mo. USD LIBOR + 1.65%(1)(2)	1,131,655
	CIFC Funding Ltd.
3,820,000	6.35%, 04/20/2032, 3 mo. USD LIBOR + 1.10%(1)(2)	3,769,362
1,232,698	6.67%, 04/24/2031, 3 mo. USD LIBOR + 1.40%(1)(2)	1,197,790
1,335,473	Dryden 36 Senior Loan Fund 6.27%, 04/15/2029, 3 mo. USD SOFR + 1.28%(1)(2)	1,326,970
600,000	Dryden 55 CLO Ltd. 6.81%, 04/15/2031, 3 mo. USD LIBOR + 1.55%(1)(2)	581,908
2,465,397	KKR CLO 28 Ltd. 6.01%, 03/15/2031, 3 mo. USD LIBOR + 1.14%(1)(2)	2,446,879
1,145,000	Neuberger Berman CLO XV 6.61%, 10/15/2029, 3 mo. USD LIBOR + 1.35%(1)(2)	1,107,693
3,875,000	Niagara Park CLO Ltd. 6.26%, 07/17/2032, 3 mo. USD LIBOR + 1.00%(1)(2)	3,799,128
2,650,000	Octagon 57 Ltd. 6.91%, 10/15/2034, 3 mo. USD LIBOR + 1.65%(1)(2)	2,562,343
1,650,000	SOUND POINT CLO XVII 6.85%, 10/20/2030, 3 mo. USD LIBOR + 1.60%(1)(2)	1,620,054
2,450,000	TCI-Flatiron CLO Ltd. 6.36%, 01/29/2032, 3 mo. USD LIBOR + 1.06%(1)(2)	2,419,208
		39,621,046
	Other Asset-Backed Securities - 0.1%
2,300,000	Madison Park Funding XXIV Ltd. 7.06%, 10/20/2029, 3 mo. USD SOFR + 2.01%(1)(2)	2,275,372
	Total Asset & Commercial Mortgage-Backed Securities (cost $41,356,399)	$ 41,896,418
CONVERTIBLE BONDS - 0.2%
	Airlines - 0.1%
2,075,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 1,616,632
	Internet - 0.1%
GBP 1,600,000	Trainline PLC 1.00%, 01/14/2026(3)	1,674,891
	Total Convertible Bonds (cost $4,021,660)	$ 3,291,523
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.8%
	Apparel - 0.0%
$ 730,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	$ 747,397
	Commercial Banks - 0.3%
4,845,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	4,664,801
	Commercial Services - 0.5%
EUR 1,050,000	Verisure Holding AB 3.25%, 02/15/2027(3)	1,014,162
$ 9,805,000	WW International, Inc. 4.50%, 04/15/2029(1)	6,257,551
		7,271,713
	Diversified Financial Services - 0.3%
2,125,000	Credit Acceptance Corp. 5.13%, 12/31/2024(1)	2,020,842
2,040,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,723,800
5,385,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(4)	148,088
490,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	446,980
		4,339,710
	Electrical Components & Equipment - 0.1%
EUR 945,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	818,719
	Entertainment - 0.1%
$ 875,000	Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 07/01/2025(1)	882,188
	Forest Products & Paper - 0.1%
1,625,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	1,480,825
	Insurance - 0.1%
1,575,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	1,601,699
	Internet - 0.1%
875,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	804,478
	IT Services - 0.1%
1,125,000	McAfee Corp. 7.38%, 02/15/2030(1)	934,204
	Leisure Time - 0.3%
5,665,000	Carnival Corp. 7.63%, 03/01/2026(1)	5,166,521
	Office/Business Equipment - 0.2%
2,625,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	2,503,070
	Oil & Gas - 0.2%
2,325,000	Matador Resources Co. 6.88%, 04/15/2028(1)	2,339,428
	Pharmaceuticals - 0.0%
EUR 653,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	708,748
	Real Estate - 0.2%
	CIFI Holdings Group Co. Ltd.
$ 900,000	4.38%, 04/12/2027(3)(4)	131,371
2,725,000	4.45%, 08/17/2026(3)(4)	399,275
2,325,000	5.95%, 10/20/2025(3)(4)	344,325
	Country Garden Holdings Co. Ltd.
2,385,000	4.80%, 08/06/2030(3)	957,981
1,125,000	5.13%, 01/14/2027(3)	513,764
1,750,000	5.63%, 01/14/2030(3)	766,123

The accompanying notes are an integral part of these financial statements.
41

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.8% - (continued)
	Real Estate - 0.2% - (continued)
$ 1,350,000	Times China Holdings Ltd. 6.75%, 07/08/2025(3)	$ 164,376
4,625,000	Yuzhou Group Holdings Co. Ltd. 8.50%, 02/26/2024(3)(4)	307,288
		3,584,503
	Retail - 1.0%
1,820,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(5)	1,456,000
6,980,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	6,544,000
4,250,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	2,849,030
	Staples, Inc.
3,250,000	7.50%, 04/15/2026(1)	2,743,113
2,450,000	10.75%, 04/15/2027(1)	1,658,513
		15,250,656
	Software - 0.0%
200,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	169,000
	Telecommunications - 0.2%
EUR 1,750,000	Altice France SA 4.13%, 01/15/2029(3)	1,439,299
$ 1,625,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	1,495,023
		2,934,322
	Total Corporate Bonds (cost $75,770,697)	$ 56,201,982
SENIOR FLOATING RATE INTERESTS - 82.7%(6)
	Advertising - 0.7%
	ABG Intermediate Holdings 2 LLC
2,296,296	0.50%, 12/21/2028, 1 mo. USD SOFR + 4.00%(7)	$ 2,268,557
7,003,704	9.41%, 12/21/2028, 1 mo. USD SOFR + 4.00%	6,919,099
1,305,000	11.08%, 12/20/2029, 1 mo. USD SOFR + 6.00%	1,200,600
		10,388,256
	Aerospace/Defense - 0.8%
3,188,975	Spirit Aerosystems, Inc. 9.55%, 01/15/2027, 3 mo. USD SOFR + 4.50%	3,175,039
	TransDigm, Inc.
3,261,815	8.15%, 02/22/2027, 3 mo. USD SOFR + 3.25%	3,263,643
5,750,267	8.15%, 08/24/2028, 1 mo. EURIBOR + 3.25%	5,741,181
		12,179,863
	Airlines - 1.8%
9,540,868	Air Canada 8.37%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	9,506,616
1,705,000	American Airlines, Inc. 10.00%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	1,714,701
8,478,750	Mileage Plus Holdings LLC 10.21%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	8,814,339
5,643,000	SkyMiles IP Ltd. 8.80%, 10/20/2027, 1 mo. USD SOFR + 3.75%	5,842,085
		25,877,741
	Apparel - 1.0%
6,717,397	Crocs, Inc. 8.58%, 02/20/2029, 1 mo. USD LIBOR + 3.50%	6,706,717
8,350,000	Hanesbrands, Inc. 8.73%, 03/08/2030, 1 mo. USD SOFR + 3.75%	8,303,073
		15,009,790
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.7%(6) - (continued)
	Auto Parts & Equipment - 2.2%
	Clarios Global LP
$ 5,790,000	0.00%, 05/06/2030, 1 mo. USD SOFR + 3.75%(8)	$ 5,780,331
EUR 6,367,024	6.27%, 04/30/2026, 1 mo. EURIBOR + 3.25%	6,908,063
	First Brands Group LLC
$ 14,164,309	10.25%, 03/30/2027, 6 mo. USD SOFR + 5.00%	13,698,020
6,430,000	13.60%, 03/30/2028, 3 mo. USD LIBOR + 8.50%	5,645,026
		32,031,440
	Chemicals - 0.5%
	CPC Acquisition Corp.
3,424,829	8.91%, 12/29/2027, 3 mo. USD LIBOR + 3.75%	2,593,075
1,960,000	12.91%, 12/29/2028, 3 mo. USD LIBOR + 7.75%	1,038,800
3,987,645	SCIH Salt Holdings, Inc. 9.02%, 03/16/2027	3,899,159
		7,531,034
	Commercial Services - 6.8%
12,013,665	Amentum Government Services Holdings LLC 8.91%, 02/15/2029, 1 mo. USD SOFR + 4.00%	11,503,085
5,716,310	APX Group, Inc. 8.25%, 07/10/2028, 1 mo. USD SOFR + 3.25%	5,707,736
	Belron Finance U.S. LLC
3,475,000	0.00%, 11/13/2025, 1 mo. USD SOFR + 2.25%(8)	3,466,313
2,960,465	7.30%, 04/13/2028, 3 mo. USD LIBOR + 2.43%	2,951,584
1,099,616	7.56%, 10/30/2026, 3 mo. USD LIBOR + 2.25%	1,096,866
EUR 14,300,000	Belron Luxembourg Sarl 4.97%, 04/13/2028, 3 mo. EURIBOR + 2.50%	15,617,410
	Cast & Crew Payroll LLC
$ 9,310,078	8.52%, 02/09/2026, 1 mo. USD LIBOR + 3.50%	9,290,714
1,975,000	8.73%, 12/29/2028, 1 mo. USD SOFR + 3.75%	1,969,707
830,000	Creative Artists Agency LLC 8.48%, 11/27/2028, 1 mo. USD SOFR + 3.50%	827,410
2,680,000	Fugue Finance BV 9.37%, 01/25/2028, 3 mo. USD SOFR + 4.50%	2,678,875
2,883,605	PECF USS Intermediate Holding III Corp. 9.54%, 12/15/2028, 1 mo. USD LIBOR + 4.25%	2,361,557
2,840,000	TMF Group Holding BV 0.00%, 05/05/2028, 1 mo. USD SOFR + 5.00%(8)	2,804,500
	Trans Union LLC
4,884,828	6.77%, 11/16/2026, 3 mo. EURIBOR + 1.75%	4,861,039
2,375,980	7.27%, 12/01/2028, 1 mo. USD LIBOR + 2.25%	2,366,808
EUR 13,835,000	Verisure Holding AB 6.26%, 03/27/2028, 1 mo. USD LIBOR + 3.25%	14,596,889
$ 13,927,790	WEX, Inc. 7.35%, 03/31/2028, 3 mo. USD LIBOR + 2.25%	13,884,335
6,100,307	WW International, Inc. 8.53%, 04/13/2028, 1 mo. USD LIBOR + 3.50%	4,125,332
		100,110,160

The accompanying notes are an integral part of these financial statements.
42

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.7%(6) - (continued)
	Construction Materials - 1.0%
$ 2,143,800	Chamberlain Group, Inc. 8.27%, 11/03/2028, 1 mo. USD LIBOR + 3.25%	$ 2,077,471
766,262	Oscar AcquisitionCo LLC 9.50%, 04/29/2029, 3 mo. USD SOFR + 4.50%	739,658
5,384,591	Standard Industries, Inc. 7.33%, 09/22/2028, 1 mo. USD SOFR + 2.25%	5,368,114
5,589,953	Tamko Building Products LLC 8.05%, 06/01/2026, 3 mo. USD LIBOR + 3.00%	5,455,458
808,926	Wilsonart LLC 8.46%, 12/31/2026, 6 mo. USD LIBOR + 3.25%	784,084
		14,424,785
	Distribution/Wholesale - 0.9%
11,257,881	American Builders & Contractors Supply Co., Inc. 7.08%, 01/15/2027, 3 mo. USD LIBOR + 2.00%	11,195,286
2,132,383	PEARLS (Netherlands) Bidco BV 8.80%, 02/26/2029, 1 mo. USD SOFR + 3.75%	2,101,741
		13,297,027
	Diversified Financial Services - 2.5%
5,645,000	Aretec Group, Inc. 0.00%, 03/08/2030, 1 mo. USD SOFR + 4.50%(8)	5,542,713
	Blackhawk Network Holdings, Inc.
7,663,189	7.89%, 06/15/2025, 3 mo. USD SOFR + 3.00%	7,564,564
3,010,000	12.25%, 06/15/2026, 3 mo. USD LIBOR + 7.00%	2,575,446
1,600,000	Deerfield Dakota Holding LLC 0.00%, 04/09/2027, 1 mo. USD SOFR + 3.75%(8)	1,543,248
4,549,044	Fleetcor Technologies Operating Co. LLC 6.77%, 04/28/2028, 1 mo. USD LIBOR + 1.75%	4,494,091
3,316,582	HighTower Holdings LLC 9.01%, 04/21/2028, 1 mo. USD LIBOR + 4.00%	3,177,717
11,905,000	Setanta Aircraft Leasing Designated Activity Co. 7.16%, 11/05/2028, 1 mo. USD SOFR + 2.00%	11,843,332
		36,741,111
	Electronics - 1.0%
13,036,160	II-VI, Inc. 7.85%, 07/02/2029, 1 mo. USD SOFR + 2.75%	12,962,897
2,205,000	Roper Industrial Products Investment Company LLC USD Term Loan 9.40%, 11/22/2029, 3 mo. USD SOFR + 4.50%	2,189,499
		15,152,396
	Engineering & Construction - 0.2%
3,532,189	Fluidra SA 7.08%, 01/29/2029, 1 mo. USD SOFR + 2.00%	3,460,061
	Entertainment - 7.6%
EUR 1,445,000	Banijay Entertainment SAS 0.00%, 03/01/2028, 3 mo. EURIBOR + 4.50%(8)	1,581,801
$ 14,860,000	Caesars Entertainment Corp. 8.33%, 02/06/2030, 1 mo. USD LIBOR + 3.25%	14,785,700
7,341,605	Cinemark USA, Inc. 6.85%, 03/31/2025, 3 mo. USD LIBOR + 1.75%	7,254,827
	Crown Finance U.S., Inc.
EUR 1,734,350	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.63%	296,217
$ 23,794,347	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.50%	4,147,117
17,202,933	14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	17,514,822
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.7%(6) - (continued)
	Entertainment - 7.6% - (continued)
$ 10,460,000	Formula One Holdings Ltd. 8.23%, 01/15/2030, 1 mo. USD LIBOR + 3.25%	$ 10,467,845
11,364,237	Great Canadian Gaming Corp. 8.95%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	11,264,800
3,121,084	Maverick Gaming LLC 12.45%, 09/03/2026, 3 mo. USD LIBOR + 7.50%	2,403,235
5,294,183	Penn Entertainment, Inc. 7.83%, 05/03/2029, 1 mo. USD LIBOR + 2.75%	5,267,712
18,783,668	UFC Holdings LLC 8.05%, 04/29/2026, 1 mo. USD SOFR + 2.75%	18,726,190
10,621,145	William Morris Endeavor Entertainment LLC 7.78%, 05/18/2025, 1 mo. USD LIBOR + 2.75%	10,585,139
7,345,000	WMG Acquisition Corp. 7.15%, 01/20/2028, 1 mo. USD LIBOR + 2.13%	7,318,999
		111,614,404
	Environmental Control - 0.3%
4,832,786	Filtration Group Corp. 8.52%, 10/21/2028, 1 mo. USD LIBOR + 3.50%	4,779,287
	Food - 2.5%
2,571,843	8th Avenue Food & Provisions, Inc. 8.85%, 10/01/2025, 1 mo. USD LIBOR + 3.75%	2,257,949
3,679,465	CHG PPC Parent LLC 8.06%, 12/08/2028, 1 mo. USD LIBOR + 3.00%	3,642,670
EUR 15,370,000	Froneri International Ltd. 5.07%, 01/29/2027, 6 mo. EURIBOR + 2.13%	16,054,680
	U.S. Foods, Inc.
$ 10,969,698	7.02%, 09/13/2026, 1 mo. USD LIBOR + 2.00%	10,933,169
4,308,696	7.77%, 11/22/2028, 1 mo. USD LIBOR + 2.75%	4,308,266
		37,196,734
	Food Service - 1.3%
	Aramark Services, Inc.
1,940,991	6.77%, 03/11/2025, 1 mo. USD LIBOR + 1.75%	1,931,771
806,810	6.77%, 01/15/2027, 1 mo. USD LIBOR + 1.75%	795,515
17,054,938	7.52%, 04/06/2028, 1 mo. USD LIBOR + 2.50%	17,023,045
		19,750,331
	Healthcare - Products - 2.4%
	Avantor Funding, Inc.
EUR 5,806,575	5.52%, 06/12/2028, 1 mo. USD SOFR + 2.50%	6,350,345
$ 4,818,160	7.33%, 11/08/2027, 3 mo. USD LIBOR + 2.25%	4,809,873
3,336,033	Bausch & Lomb, Inc. 8.46%, 05/10/2027, 3 mo. USD SOFR + 3.25%	3,241,056
5,860,613	Insulet Corp. 8.35%, 05/04/2028, 1 mo. USD SOFR + 3.25%	5,850,356
3,311,550	Medline Borrower LP 8.27%, 10/23/2028, 1 mo. USD SOFR + 3.25%	3,211,740
12,317,879	Sunshine Luxembourg VII Sarl 8.91%, 10/01/2026, 1 mo. USD LIBOR + 3.75%	12,168,586
		35,631,956
	Healthcare - Services - 1.6%
2,170,957	ADMI Corp. 8.40%, 12/23/2027, 1 mo. USD LIBOR + 3.38%	2,042,067
1,979,073	Cano Health LLC 9.08%, 11/23/2027, 1 mo. USD SOFR + 4.00%	1,560,500

The accompanying notes are an integral part of these financial statements.
43

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.7%(6) - (continued)
	Healthcare - Services - 1.6% - (continued)
$ 4,814,891	Envision Healthcare Corp. 8.91%, 10/10/2025, 3 mo. USD LIBOR + 3.75%	$ 112,331
	EyeCare Partners LLC
2,258,302	8.77%, 02/18/2027, 1 mo. USD LIBOR + 3.75%	1,837,219
2,215,000	11.77%, 11/15/2029, 1 mo. USD LIBOR + 6.75%	1,669,556
4,482,281	ICON Luxembourg Sarl 7.41%, 07/03/2028, 3 mo. USD SOFR + 2.25%	4,479,233
	IQVIA, Inc.
EUR 5,775,000	5.02%, 03/07/2024, 3 mo. EURIBOR + 2.00%	6,344,385
3,116,260	5.02%, 06/11/2025, 3 mo. EURIBOR + 2.00%	3,420,382
$ 1,700,000	6.77%, 06/11/2025, 3 mo. USD LIBOR + 1.75%	1,695,750
	Pediatric Associates Holding Co. LLC
116,260	7.52%, 12/29/2028, 1 mo. USD LIBOR + 3.25%(7)	114,312
764,843	8.27%, 12/29/2028, 1 mo. USD LIBOR + 3.25%	752,032
		24,027,767
	Home Builders - 0.9%
	Tecta America Corp.
10,568,342	9.10%, 04/10/2028, 1 mo. USD SOFR + 4.00%	10,401,574
3,800,000	13.60%, 04/09/2029, 1 mo. USD SOFR + 8.50%	3,508,654
		13,910,228
	Home Furnishings - 0.8%
12,468,411	Mattress Firm Inc 9.39%, 09/25/2028, 3 mo. USD LIBOR + 4.25%	11,598,241
	Housewares - 0.4%
	Solis IV BV
EUR 2,065,000	6.67%, 02/26/2029, 3 mo. EURIBOR + 4.00%	2,097,850
$ 4,902,950	8.37%, 02/26/2029, 3 mo. USD SOFR + 3.50%	4,449,427
		6,547,277
	Insurance - 7.8%
	Acrisure LLC
22,941,936	8.52%, 02/15/2027, 1 mo. USD SOFR + 3.50%	21,880,871
1,113,883	9.27%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	1,075,821
	Asurion LLC
1,542,679	8.27%, 12/23/2026, 1 mo. USD LIBOR + 3.25%	1,438,070
5,821,459	9.08%, 08/19/2028, 3 mo. USD SOFR + 4.00%	5,398,355
3,008,541	9.33%, 08/19/2028	2,791,926
12,682,700	10.27%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	10,611,235
9,640,000	10.27%, 01/20/2029, 1 mo. USD LIBOR + 5.25%	7,963,026
	Hub International Ltd.
18,345,343	8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	18,298,012
4,253,620	8.51%, 04/25/2025, 1 mo. USD LIBOR + 3.25%	4,243,709
5,441,363	8.73%, 11/10/2029, 3 mo. USD SOFR + 4.00%	5,427,161
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.7%(6) - (continued)
	Insurance - 7.8% - (continued)
$ 20,922,168	Sedgwick Claims Management Services, Inc. 8.73%, 02/17/2028, 1 mo. USD LIBOR + 3.75%	$ 20,663,570
15,539,944	USI, Inc. 8.65%, 11/22/2029, 1 mo. USD LIBOR + 3.75%	15,494,568
		115,286,324
	Internet - 4.0%
13,165,751	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	12,297,601
	MH Sub I LLC
9,434,653	8.77%, 09/13/2024, 1 mo. USD SOFR + 3.75%	9,375,687
3,695,000	11.23%, 02/23/2029, 1 mo. USD SOFR + 6.25%	3,416,323
16,385,459	MH Sub LLC 8.77%, 09/13/2024, 1 mo. USD LIBOR + 3.75%	16,300,091
1,911,563	NortonLifeLock, Inc. 7.08%, 09/12/2029, 1 mo. USD SOFR + 2.00%	1,889,752
1,654,222	Proofpoint, Inc. 8.27%, 08/31/2028, 6 mo. EURIBOR + 3.25%	1,616,307
3,947,275	Rodan & Fields LLC 8.95%, 06/16/2025, 1 mo. USD LIBOR + 4.00%	1,389,441
18,054,916	Shutterfly, Inc. 10.27%, 09/25/2026, 1 mo. USD LIBOR + 5.00%	7,283,173
4,935,231	Uber Technologies, Inc. 7.87%, 03/03/2030, 3 mo. USD SOFR + 2.75%	4,916,724
		58,485,099
	Leisure Time - 1.9%
	Carnival Corp.
2,930,099	8.02%, 06/30/2025, 1 mo. USD LIBOR + 3.00%	2,909,032
2,018,738	8.27%, 10/18/2028, 1 mo. USD LIBOR + 3.25%	1,979,211
7,596,780	Hayward Industries, Inc. 7.52%, 05/30/2028, 1 mo. USD SOFR + 2.50%	7,367,661
7,588,217	MajorDrive Holdings LLC 9.00%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	7,351,085
9,314,788	SRAM LLC 7.77%, 05/18/2028, 1 mo. USD LIBOR + 2.75%	9,157,648
		28,764,637
	Media - 5.3%
5,093,455	Cable One, Inc. 7.02%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	4,954,658
	Charter Communications Operating LLC
4,994,724	6.80%, 02/01/2027, 1 mo. USD SOFR + 1.75%	4,907,316
10,146,457	6.80%, 04/30/2025, 1 mo. USD LIBOR + 1.75%	10,126,773
9,416,694	CSC Holdings LLC 7.20%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	8,971,378
13,355,600	DirecTV Financing LLC 10.02%, 08/02/2027, 1 mo. USD LIBOR + 5.00%	12,800,541
1,804,343	EW Scripps Co. 7.66%, 05/01/2026, 1 mo. USD LIBOR + 2.56%	1,748,247
EUR 2,400,000	UPC Broadband Holding BV 5.86%, 01/31/2029, 1 mo. EURIBOR + 2.93%	2,589,025
$ 8,075,000	UPC Financing Partnership 7.87%, 01/31/2029, 1 mo. USD LIBOR + 2.93%	7,960,577
EUR 2,355,000	Virgin Media Ireland Ltd. 6.40%, 07/15/2029, 1 mo. EURIBOR + 3.46%	2,505,241

The accompanying notes are an integral part of these financial statements.
44

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.7%(6) - (continued)
	Media - 5.3% - (continued)
GBP 9,500,000	Virgin Media SFA Finance Ltd. 7.46%, 11/15/2027, 1 mo. GBP SONIO + 3.25%	$ 11,241,764
EUR 9,985,000	Ziggo BV 6.10%, 01/31/2029, 6 mo. EURIBOR + 3.00%	10,436,729
		78,242,249
	Miscellaneous Manufacturing - 0.5%
	LTI Holdings, Inc.
$ 4,618,685	8.52%, 09/06/2025, 1 mo. USD LIBOR + 3.50%	4,491,672
2,440,000	11.77%, 09/06/2026, 1 mo. USD LIBOR + 6.75%	2,126,289
		6,617,961
	Oil & Gas Services - 0.0%
13,106,893	PES Holdings LLC 0.00%, 12/31/2024, 3 mo. USD LIBOR + 6.99%(4)(8)	327,672
	Packaging & Containers - 0.8%
3,266,709	Berlin Packaging LLC 8.62%, 03/11/2028, 1 mo. USD SOFR + 3.75%	3,198,467
5,525,576	Clydesdale Acquisition Holdings, Inc. 9.26%, 04/13/2029, 3 mo. EURIBOR + 4.18%	5,392,189
	Pretium PKG Holdings, Inc.
3,844,625	9.17%, 10/02/2028, 3 mo. USD LIBOR + 4.00%	3,053,286
1,170,000	11.86%, 10/01/2029, 3 mo. USD LIBOR + 6.75%	721,644
		12,365,586
	Pharmaceuticals - 2.3%
8,897,419	Gainwell Acquisition Corp. 9.00%, 10/01/2027, 3 mo. USD SOFR + 4.00%	8,558,250
9,065,000	Horizon Therapeutics USA, Inc. 6.81%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	9,050,405
4,379,914	Jazz Financing Lux Sarl 8.52%, 05/05/2028, 1 mo. USD LIBOR + 3.50%	4,373,257
	Organon & Co.
EUR 6,112,354	5.80%, 06/02/2028, 3 mo. EURIBOR + 3.00%	6,625,758
$ 1,463,593	8.00%, 06/02/2028, 3 mo. USD LIBOR + 3.00%	1,460,548
3,067,975	PetVet Care Centers LLC 8.52%, 02/14/2025, 1 mo. USD LIBOR + 3.50%	2,949,092
1,116,763	PRA Health Sciences, Inc. 7.13%, 07/03/2028, 3 mo. USD LIBOR + 2.25%	1,116,004
		34,133,314
	Pipelines - 2.1%
523,381	BCP Renaissance Parent LLC 8.66%, 10/31/2024, 3 mo. USD LIBOR + 3.50%	518,016
2,885,000	Brazos Delaware II LLC 8.58%, 02/11/2030, 1 mo. USD SOFR + 3.75%	2,844,437
7,330,003	Medallion Midland Acquisition LLC 8.91%, 10/18/2028, 3 mo. USD SOFR + 3.75%	7,243,875
9,422,809	Oryx Midstream Services Permian Basin LLC 8.19%, 10/05/2028, 1 mo. USD LIBOR + 3.25%	9,311,715
9,802,025	Traverse Midstream Partners LLC 8.73%, 02/16/2028, 3 mo. USD SOFR + 3.75%	9,657,445
1,805,000	Whitewater Whistler Holdings LLC 8.15%, 02/15/2030, 3 mo. USD SOFR + 3.25%	1,802,293
		31,377,781
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.7%(6) - (continued)
	Retail - 7.7%
$ 23,771,708	1011778 BC Unlimited Liability Co. 6.77%, 11/19/2026, 3 mo. USD LIBOR + 1.75%	$ 23,489,538
7,342,511	Beacon Roofing Supply, Inc. 7.27%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	7,313,141
3,790,452	Dave & Buster's, Inc. 0.00%, 06/29/2029(8)	3,786,321
EUR 1,616,501	EG Group Ltd. 0.00%, 02/07/2025, 3 mo. EURIBOR + 4.00%(8)	1,677,325
$ 3,056,844	Great Outdoors Group LLC 8.77%, 03/06/2028, 1 mo. USD SOFR + 3.75%	3,028,201
12,273,215	IRB Holding Corp. 8.08%, 12/15/2027, 1 mo. USD LIBOR + 3.00%	12,063,098
11,747,465	LBM Acquisition LLC 8.77%, 12/17/2027, 1 mo. USD LIBOR + 3.75%	10,886,728
11,303,582	LSF9 Atlantis Holdings LLC 12.15%, 03/31/2029, 3 mo. USD SOFR + 7.25%	11,091,640
2,232,159	Medical Solutions LLC 8.24%, 11/01/2028, 1 mo. USD LIBOR + 3.25%	2,142,873
8,986,740	Michaels Cos., Inc. 9.41%, 04/15/2028, 3 mo. USD LIBOR + 4.25%	8,215,947
EUR 2,825,000	Peer Holding III BV 5.92%, 03/08/2025, 1 mo. EURIBOR + 3.00%	3,063,281
$ 2,649,632	Petco Health & Wellness Co., Inc. 8.41%, 03/03/2028, 3 mo. USD SOFR + 3.25%	2,609,278
6,696,648	PetSmart, Inc. 8.83%, 02/11/2028, 1 mo. USD SOFR + 3.75%	6,663,164
	SRS Distribution, Inc.
1,658,025	8.47%, 06/02/2028, 1 mo. USD SOFR + 3.50%	1,579,618
11,466,438	8.52%, 06/02/2028, 3 mo. USD SOFR + 3.50%	10,919,947
5,480,493	Staples, Inc. 9.81%, 04/16/2026, 3 mo. USD LIBOR + 5.00%	4,938,198
		113,468,298
	Semiconductors - 1.3%
15,835,312	Entegris, Inc. 7.66%, 07/06/2029, 1 mo. USD SOFR + 2.75%	15,812,984
3,659,275	Synaptics, Inc. 7.40%, 12/02/2028, 6 mo. USD LIBOR + 2.25%	3,626,122
		19,439,106
	Software - 9.6%
2,880,000	Ascend Learning LLC 10.83%, 12/10/2029, 1 mo. USD SOFR + 5.75%	2,494,800
	Athenahealth Group, Inc.
1,271,196	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.50%(7)	1,189,470
10,347,739	8.46%, 02/15/2029, 1 mo. USD SOFR + 3.50%	9,682,483
2,760,193	Camelot U.S. Acquisition 1 Co. 8.02%, 10/30/2026, 1 mo. USD LIBOR + 3.00%	2,756,163
2,073,750	CCC Intelligent Solutions Inc. 7.27%, 09/21/2028, 1 mo. USD LIBOR + 2.25%	2,063,900
	DCert Buyer, Inc.
7,896,208	8.70%, 10/16/2026, 3 mo. USD SOFR + 4.00%	7,812,351
3,495,000	8.70%, 10/16/2026, 1 mo. USD LIBOR + 7.00%	3,216,483
7,123,429	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	7,107,829
7,542,337	E2open LLC 8.57%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	7,504,625
4,889,705	EP Purchaser LLC 8.66%, 11/06/2028, 3 mo. USD LIBOR + 3.50%	4,871,368

The accompanying notes are an integral part of these financial statements.
45

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.7%(6) - (continued)
	Software - 9.6% - (continued)
	Hyland Software, Inc.
$ 1,072,976	8.52%, 07/01/2024, 1 mo. USD SOFR + 3.50%	$ 1,064,596
2,446,000	11.27%, 07/07/2025, 1 mo. USD LIBOR + 6.25%	2,338,107
23,798,630	McAfee LLC 8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	22,404,744
8,321,038	Navicure, Inc. 9.02%, 10/22/2026, 1 mo. USD LIBOR + 4.00%	8,297,656
18,693,150	Open Text Corp. 8.58%, 01/31/2030, 1 mo. USD LIBOR + 3.50%	18,672,774
10,459,688	Peraton Corp. 8.83%, 02/01/2028, 1 mo. USD LIBOR + 3.75%	10,233,027
11,571,508	Polaris Newco LLC 9.16%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	10,708,505
3,303,858	RealPage, Inc. 8.02%, 04/24/2028, 1 mo. USD LIBOR + 3.00%	3,205,172
12,551,727	SS&C Technologies, Inc. 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	12,521,980
1,678,575	Surf Holdings LLC 8.51%, 03/05/2027, 6 mo. EURIBOR + 3.50%	1,663,367
1,405,072	Ultimate Software Group, Inc. 8.90%, 05/04/2026, 3 mo. USD LIBOR + 3.75%	1,380,160
		141,189,560
	Telecommunications - 2.1%
EUR 4,998,801	Altice France SA 8.68%, 08/15/2028, 3 mo. EURIBOR + 5.50%	5,094,792
$ 3,562,965	Frontier Communications Corp. 8.81%, 05/01/2028, 1 mo. USD LIBOR + 3.75%	3,395,505
EUR 11,140,000	Lorca Holdco Ltd. 6.27%, 09/17/2027, 6 mo. EURIBOR + 3.70%	11,914,649
2,000,000	WP/AP Telecom Holdings IV BV 6.92%, 03/30/2029	2,155,604
	Xplornet Communications, Inc.
$ 3,277,075	9.02%, 10/02/2028, 1 mo. USD LIBOR + 4.00%	2,660,297
2,230,000	12.02%, 10/01/2029, 1 mo. USD LIBOR + 7.00%	1,338,000
3,990,586	Zacapa Sarl 8.90%, 03/22/2029, 3 mo. USD SOFR + 4.00%	3,892,497
		30,451,344
	Transportation - 0.1%
832,588	PODS LLC 8.10%, 03/31/2028, 1 mo. USD SOFR + 3.00%	814,587
	Total Senior Floating Rate Interests (cost $1,296,515,277)	$ 1,222,223,407
COMMON STOCKS - 0.7%
	Energy - 0.5%
2,037,975	Ascent Resources Marcellus Holdings LLC Class A*(9)	$ 2,037,975
71,083	Foresight Energy LLC*	924,078
15,718	Kelly Services, Inc.(9)(10)	1,083,442
544,947	PES Energy Liquidating Trust*(9)	—
112,212	Texgen Power LLC*	2,973,618
		7,019,113
	Insurance - 0.0%
175,508	Tenerity, Inc.*	1,755
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.7% - (continued)
Materials - 0.2%
37,645	Utex Industries*		$ 2,396,744
	Total Common Stocks (cost $21,715,275)		$ 9,417,612
EXCHANGE-TRADED FUNDS - 3.7%
Other Investment Pools & Funds - 3.7%
891,300	Invesco Senior Loan ETF		$ 18,610,344
877,200	SPDR Blackstone Senior Loan ETF		36,421,344
	Total Exchange-Traded Funds (cost $58,047,861)		$ 55,031,688
WARRANTS - 0.0%
Materials - 0.0%
7,500	Utex Industries Expires 12/03/2025*(9)		$ 120,675
	Total Warrants (cost $35,400)		$ 120,675
	Total Long-Term Investments (cost $1,497,462,569)		$ 1,388,183,305
SHORT-TERM INVESTMENTS - 5.5%
Other Investment Pools & Funds - 5.5%
81,830,818	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(11)		$ 81,830,818
	Total Short-Term Investments (cost $81,830,818)		$ 81,830,818
	Total Investments (cost $1,579,293,387)	99.4%	$ 1,470,014,123
	Other Assets and Liabilities	0.6%	8,816,191
	Total Net Assets	100.0%	$ 1,478,830,314
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $91,351,688, representing 6.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.

The accompanying notes are an integral part of these financial statements.
46

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $7,712,855, representing 0.5% of net assets.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(7)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2023, the aggregate value of the unfunded commitment was $3,572,339, which represents to 0.2% of total net assets.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Investment valued using significant unobservable inputs.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,083,442 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Services, Inc.	15,718	$ 1,251,310	$ 1,083,442

(11)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	5	06/08/2023	$ 649,956	$ (15,378)
U.S. Treasury 5-Year Note Future	52	06/30/2023	5,706,594	(132,963)
Total futures contracts				$ (148,341)

OTC Total Return Swap Contracts Outstanding at April 30, 2023
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	19,025,000	(4.55%)	06/20/2023	At Maturity	$ —	$ —	$ 1,047,093	$ 1,047,093
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	22,375,000	(4.55%)	09/20/2023	At Maturity	—	—	973,765	973,765
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	22,400,000	(4.55%)	09/20/2023	At Maturity	—	—	1,134,133	1,134,133
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	24,885,000	(4.55%)	12/20/2023	At Maturity	—	—	582,143	582,143
Total OTC total return swap contracts							$ —	$ —	$ 3,737,134	$ 3,737,134

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S40	USD	3,775,000	(5.00%)	06/20/2028	Quarterly	$ —	$ (75,290)	$ (75,290)
Total centrally cleared credit default swap contracts						$ —	$ (75,290)	$ (75,290)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
47

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,285,300	EUR	3,631,909	USD	UBS	05/31/2023	$ (4,969)
140,185,709	USD	127,146,112	EUR	UBS	05/31/2023	(182,385)
12,255,726	USD	9,840,321	GBP	JPM	05/31/2023	(119,986)
Total foreign currency contracts						$ (307,340)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 41,896,418	$ —	$ 41,896,418	$ —
Convertible Bonds	3,291,523	—	3,291,523	—
Corporate Bonds	56,201,982	—	56,201,982	—
Senior Floating Rate Interests	1,222,223,407	—	1,222,223,407	—
Common Stocks
Energy	7,019,113	—	3,897,696	3,121,417
Insurance	1,755	—	1,755	—
Materials	2,396,744	—	2,396,744	—
Exchange-Traded Funds	55,031,688	55,031,688	—	—
Warrants	120,675	—	—	120,675
Short-Term Investments	81,830,818	81,830,818	—	—
Swaps- Total Return(2)	3,737,134	—	3,737,134	—
Total	$ 1,473,751,257	$ 136,862,506	$ 1,333,646,659	$ 3,242,092
Liabilities
Foreign Currency Contracts(2)	$ (307,340)	$ —	$ (307,340)	$ —
Futures Contracts(2)	(148,341)	(148,341)	—	—
Swaps - Credit Default(2)	(75,290)	—	(75,290)	—
Total	$ (530,971)	$ (148,341)	$ (382,630)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
48

The Hartford Floating Rate High Income Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
	Asset-Backed - Finance & Insurance - 2.4%
$ 725,000	Ares XXXIIR CLO Ltd. 6.86%, 05/15/2030, 3 mo. USD LIBOR + 2.00%(1)(2)	$ 713,743
400,000	Ares XXXIX CLO Ltd. 6.31%, 04/18/2031, 3 mo. USD LIBOR + 1.05%(1)(2)	394,965
	Bain Capital Credit CLO Ltd.
540,000	6.47%, 01/20/2032, 3 mo. USD LIBOR + 1.22%(1)(2)	533,729
534,603	6.87%, 07/19/2031, 3 mo. USD LIBOR + 1.60%(1)(2)	518,491
534,603	Carlyle Global Market Strategies CLO Ltd. 6.80%, 07/20/2031, 3 mo. USD LIBOR + 1.55%(1)(2)	521,207
250,000	CARLYLE U.S. CLO Ltd. 6.90%, 07/20/2034, 3 mo. USD LIBOR + 1.65%(1)(2)	242,844
	CIFC Funding Ltd.
875,000	6.35%, 04/20/2032, 3 mo. USD LIBOR + 1.10%(1)(2)	863,401
267,302	6.67%, 04/24/2031, 3 mo. USD LIBOR + 1.40%(1)(2)	259,733
289,587	Dryden 36 Senior Loan Fund 6.27%, 04/15/2029, 3 mo. USD SOFR + 1.28%(1)(2)	287,744
534,603	KKR CLO 28 Ltd. 6.01%, 03/15/2031, 3 mo. USD LIBOR + 1.14%(1)(2)	530,588
255,000	Neuberger Berman CLO XV 6.61%, 10/15/2029, 3 mo. USD LIBOR + 1.35%(1)(2)	246,691
875,000	Niagara Park CLO Ltd. 6.26%, 07/17/2032, 3 mo. USD LIBOR + 1.00%(1)(2)	857,867
600,000	Octagon 57 Ltd. 6.91%, 10/15/2034, 3 mo. USD LIBOR + 1.65%(1)(2)	580,153
370,000	SOUND POINT CLO XVII 6.85%, 10/20/2030, 3 mo. USD LIBOR + 1.60%(1)(2)	363,285
550,000	TCI-Flatiron CLO Ltd. 6.36%, 01/29/2032, 3 mo. USD LIBOR + 1.06%(1)(2)	543,088
		7,457,529
	Other Asset-Backed Securities - 0.1%
500,000	Madison Park Funding XXIV Ltd. 7.06%, 10/20/2029, 3 mo. USD SOFR + 2.01%(1)(2)	494,646
	Total Asset & Commercial Mortgage-Backed Securities (cost $7,846,588)	$ 7,952,175
CONVERTIBLE BONDS - 0.3%
	Airlines - 0.2%
675,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 525,892
	Internet - 0.1%
GBP 500,000	Trainline PLC 1.00%, 01/14/2026(3)	523,404
	Total Convertible Bonds (cost $1,295,542)	$ 1,049,296
CORPORATE BONDS - 5.1%
	Apparel - 0.1%
$ 220,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	$ 225,243
	Commercial Banks - 0.4%
1,440,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	1,386,442
	Commercial Services - 0.6%
EUR 450,000	Verisure Holding AB 3.25%, 02/15/2027(3)	434,641
$ 2,090,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,333,838
		1,768,479
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.1% - (continued)
	Diversified Financial Services - 0.5%
$ 675,000	Credit Acceptance Corp. 5.13%, 12/31/2024(1)	$ 641,915
670,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	566,150
1,435,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(4)	39,462
205,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	187,002
		1,434,529
	Electrical Components & Equipment - 0.1%
EUR 190,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	164,610
	Forest Products & Paper - 0.1%
$ 525,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	478,420
	Insurance - 0.2%
525,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	533,900
	Internet - 0.1%
375,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	344,776
	IT Services - 0.1%
475,000	McAfee Corp. 7.38%, 02/15/2030(1)	394,442
	Leisure Time - 0.4%
1,385,000	Carnival Corp. 7.63%, 03/01/2026(1)	1,263,130
	Office/Business Equipment - 0.2%
825,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	786,679
	Oil & Gas - 0.2%
715,000	Matador Resources Co. 6.88%, 04/15/2028(1)	719,437
	Pharmaceuticals - 0.1%
EUR 171,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	185,599
	Real Estate - 0.3%
	CIFI Holdings Group Co. Ltd.
$ 400,000	4.38%, 04/12/2027(3)(4)	58,387
450,000	4.45%, 08/17/2026(3)(4)	65,935
650,000	5.95%, 10/20/2025(3)(4)	96,263
	Country Garden Holdings Co. Ltd.
600,000	4.80%, 08/06/2030(3)	241,001
400,000	5.13%, 01/14/2027(3)	182,672
500,000	5.63%, 01/14/2030(3)	218,892
550,000	Times China Holdings Ltd. 6.75%, 07/08/2025(3)	66,968
1,225,000	Yuzhou Group Holdings Co. Ltd. 8.50%, 02/26/2024(3)(4)	81,390
		1,011,508
	Retail - 1.3%
470,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(5)	376,000
2,225,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	2,086,017
1,175,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	787,673
	Staples, Inc.
425,000	7.50%, 04/15/2026(1)	358,715
825,000	10.75%, 04/15/2027(1)	558,479
		4,166,884
	Software - 0.1%
205,000	MicroStrategy, Inc. 6.13%, 06/15/2028(1)	185,273

The accompanying notes are an integral part of these financial statements.
49

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.1% - (continued)
	Telecommunications - 0.3%
EUR 550,000	Altice France SA 4.13%, 01/15/2029(3)	$ 452,351
$ 550,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	506,008
		958,359
	Total Corporate Bonds (cost $21,579,251)	$ 16,007,710
SENIOR FLOATING RATE INTERESTS - 83.5%(6)
	Advertising - 0.9%
	ABG Intermediate Holdings 2 LLC
598,765	0.50%, 12/21/2028, 1 mo. USD SOFR + 4.00%(7)	$ 591,532
1,826,235	9.41%, 12/21/2028, 1 mo. USD SOFR + 4.00%	1,804,174
410,000	11.08%, 12/20/2029, 1 mo. USD SOFR + 6.00%	377,200
		2,772,906
	Aerospace/Defense - 0.6%
726,350	Spirit Aerosystems, Inc. 9.55%, 01/15/2027, 3 mo. USD SOFR + 4.50%	723,176
	TransDigm, Inc.
931,947	8.15%, 02/22/2027, 3 mo. USD SOFR + 3.25%	932,469
342,070	8.15%, 08/24/2028, 1 mo. EURIBOR + 3.25%	341,529
		1,997,174
	Airlines - 1.8%
2,405,940	Air Canada 8.37%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	2,397,303
380,000	American Airlines, Inc. 10.00%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	382,162
1,814,750	Mileage Plus Holdings LLC 10.21%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	1,886,578
1,102,500	SkyMiles IP Ltd. 8.80%, 10/20/2027, 1 mo. USD SOFR + 3.75%	1,141,396
		5,807,439
	Apparel - 1.4%
1,796,697	Crocs, Inc. 8.58%, 02/20/2029, 1 mo. USD LIBOR + 3.50%	1,793,840
2,510,000	Hanesbrands, Inc. 8.73%, 03/08/2030, 1 mo. USD SOFR + 3.75%	2,495,894
		4,289,734
	Auto Parts & Equipment - 2.4%
	Clarios Global LP
1,230,000	0.00%, 05/06/2030, 1 mo. USD SOFR + 3.75%(8)	1,227,946
EUR 1,375,000	6.27%, 04/30/2026, 1 mo. EURIBOR + 3.25%	1,491,841
	First Brands Group LLC
$ 2,980,548	10.25%, 03/30/2027, 6 mo. USD SOFR + 5.00%	2,882,429
2,125,000	13.60%, 03/30/2028, 3 mo. USD LIBOR + 8.50%	1,865,580
		7,467,796
	Chemicals - 0.5%
540,000	CPC Acquisition Corp. 12.91%, 12/29/2028, 3 mo. USD LIBOR + 7.75%	286,200
1,246,139	SCIH Salt Holdings, Inc. 9.02%, 03/16/2027	1,218,487
		1,504,687
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.5%(6) - (continued)
	Commercial Services - 6.2%
$ 3,593,845	Amentum Government Services Holdings LLC 8.91%, 02/15/2029, 1 mo. USD SOFR + 4.00%	$ 3,441,106
903,397	APX Group, Inc. 8.25%, 07/10/2028, 1 mo. USD SOFR + 3.25%	902,042
	Belron Finance U.S. LLC
760,000	0.00%, 11/13/2025, 1 mo. USD SOFR + 2.25%(8)	758,100
723,779	7.56%, 10/30/2026, 3 mo. USD LIBOR + 2.25%	721,970
EUR 2,700,000	Belron Luxembourg Sarl 4.97%, 04/13/2028, 3 mo. EURIBOR + 2.50%	2,948,742
$ 2,291,928	Cast & Crew Payroll LLC 8.52%, 02/09/2026, 1 mo. USD LIBOR + 3.50%	2,287,161
170,000	Creative Artists Agency LLC 8.48%, 11/27/2028, 1 mo. USD SOFR + 3.50%	169,470
580,000	Fugue Finance BV 9.37%, 01/25/2028, 3 mo. USD SOFR + 4.50%	579,756
605,938	PECF USS Intermediate Holding III Corp. 9.54%, 12/15/2028, 1 mo. USD LIBOR + 4.25%	496,239
910,000	TMF Group Holding BV 0.00%, 05/05/2028, 1 mo. USD SOFR + 5.00%(8)	898,625
488,237	Trans Union LLC 7.27%, 12/01/2028, 1 mo. USD LIBOR + 2.25%	486,352
EUR 2,235,000	Verisure Holding AB 6.26%, 03/27/2028, 1 mo. USD LIBOR + 3.25%	2,358,081
$ 2,625,554	WEX, Inc. 7.35%, 03/31/2028, 3 mo. USD LIBOR + 2.25%	2,617,363
1,409,283	WW International, Inc. 8.53%, 04/13/2028, 1 mo. USD LIBOR + 3.50%	953,027
		19,618,034
	Construction Materials - 0.6%
336,679	Oscar AcquisitionCo LLC 9.50%, 04/29/2029, 3 mo. USD SOFR + 4.50%	324,989
567,739	Standard Industries, Inc. 7.33%, 09/22/2028, 1 mo. USD SOFR + 2.25%	566,002
872,739	Tamko Building Products LLC 8.05%, 06/01/2026, 3 mo. USD LIBOR + 3.00%	851,741
		1,742,732
	Distribution/Wholesale - 0.5%
1,512,149	American Builders & Contractors Supply Co., Inc. 7.08%, 01/15/2027, 3 mo. USD LIBOR + 2.00%	1,503,742
	Diversified Financial Services - 2.9%
1,190,000	Aretec Group, Inc. 0.00%, 03/08/2030, 1 mo. USD SOFR + 4.50%(8)	1,168,437
	Blackhawk Network Holdings, Inc.
1,974,399	7.89%, 06/15/2025, 3 mo. USD SOFR + 3.00%	1,948,988
560,000	12.25%, 06/15/2026, 3 mo. USD LIBOR + 7.00%	479,153
525,000	Deerfield Dakota Holding LLC 0.00%, 04/09/2027, 1 mo. USD SOFR + 3.75%(8)	506,378
849,875	Fleetcor Technologies Operating Co. LLC 6.77%, 04/28/2028, 1 mo. USD LIBOR + 1.75%	839,609

The accompanying notes are an integral part of these financial statements.
50

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.5%(6) - (continued)
	Diversified Financial Services - 2.9% - (continued)
$ 922,658	HighTower Holdings LLC 9.01%, 04/21/2028, 1 mo. USD LIBOR + 4.00%	$ 884,026
3,330,000	Setanta Aircraft Leasing Designated Activity Co. 7.16%, 11/05/2028, 1 mo. USD SOFR + 2.00%	3,312,751
		9,139,342
	Electronics - 1.1%
2,886,006	II-VI, Inc. 7.85%, 07/02/2029, 1 mo. USD SOFR + 2.75%	2,869,787
515,000	Roper Industrial Products Investment Company LLC USD Term Loan 9.40%, 11/22/2029, 3 mo. USD SOFR + 4.50%	511,379
		3,381,166
	Engineering & Construction - 0.2%
741,625	Fluidra SA 7.08%, 01/29/2029, 1 mo. USD SOFR + 2.00%	726,481
	Entertainment - 8.9%
EUR 475,000	Banijay Entertainment SAS 0.00%, 03/01/2028, 3 mo. EURIBOR + 4.50%(8)	519,969
$ 3,995,000	Caesars Entertainment Corp. 8.33%, 02/06/2030, 1 mo. USD LIBOR + 3.25%	3,975,025
930,948	Cinemark USA, Inc. 6.85%, 03/31/2025, 3 mo. USD LIBOR + 1.75%	919,944
	Crown Finance U.S., Inc.
EUR 201,578	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.63%	34,428
$ 6,792,389	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.50%	1,183,846
4,795,869	14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	4,882,818
2,105,000	Formula One Holdings Ltd. 8.23%, 01/15/2030, 1 mo. USD LIBOR + 3.25%	2,106,579
3,410,058	Great Canadian Gaming Corp. 8.95%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	3,380,220
639,970	Maverick Gaming LLC 12.45%, 09/03/2026, 3 mo. USD LIBOR + 7.50%	492,777
920,363	Penn Entertainment, Inc. 7.83%, 05/03/2029, 1 mo. USD LIBOR + 2.75%	915,762
4,647,462	UFC Holdings LLC 8.05%, 04/29/2026, 1 mo. USD SOFR + 2.75%	4,633,241
2,533,331	William Morris Endeavor Entertainment LLC 7.78%, 05/18/2025, 1 mo. USD LIBOR + 2.75%	2,524,742
2,655,000	WMG Acquisition Corp. 7.15%, 01/20/2028, 1 mo. USD LIBOR + 2.13%	2,645,601
		28,214,952
	Food - 2.4%
563,724	8th Avenue Food & Provisions, Inc. 8.85%, 10/01/2025, 1 mo. USD LIBOR + 3.75%	494,922
845,290	CHG PPC Parent LLC 8.06%, 12/08/2028, 1 mo. USD LIBOR + 3.00%	836,837
EUR 3,240,000	Froneri International Ltd. 5.07%, 01/29/2027, 6 mo. EURIBOR + 2.13%	3,384,331
$ 2,878,196	U.S. Foods, Inc. 7.02%, 09/13/2026, 1 mo. USD LIBOR + 2.00%	2,868,611
		7,584,701
	Food Service - 1.2%
	Aramark Services, Inc.
736,858	6.77%, 03/11/2025, 1 mo. USD LIBOR + 1.75%	733,357
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.5%(6) - (continued)
	Food Service - 1.2% - (continued)
$ 247,112	6.77%, 01/15/2027, 1 mo. USD LIBOR + 1.75%	$ 243,653
2,707,006	7.52%, 04/06/2028, 1 mo. USD LIBOR + 2.50%	2,701,944
		3,678,954
	Healthcare - Products - 2.3%
	Avantor Funding, Inc.
EUR 1,228,125	5.52%, 06/12/2028, 1 mo. USD SOFR + 2.50%	1,343,136
$ 1,026,336	7.33%, 11/08/2027, 3 mo. USD LIBOR + 2.25%	1,024,571
722,882	Bausch & Lomb, Inc. 8.46%, 05/10/2027, 3 mo. USD SOFR + 3.25%	702,301
1,144,613	Insulet Corp. 8.35%, 05/04/2028, 1 mo. USD SOFR + 3.25%	1,142,609
3,232,624	Sunshine Luxembourg VII Sarl 8.91%, 10/01/2026, 1 mo. USD LIBOR + 3.75%	3,193,445
		7,406,062
	Healthcare - Services - 1.3%
238,597	ADMI Corp. 8.40%, 12/23/2027, 1 mo. USD LIBOR + 3.38%	224,432
432,225	Cano Health LLC 9.08%, 11/23/2027, 1 mo. USD SOFR + 4.00%	340,809
722,234	Envision Healthcare Corp. 8.91%, 10/10/2025, 3 mo. USD LIBOR + 3.75%	16,850
	EyeCare Partners LLC
432,437	8.77%, 02/18/2027, 1 mo. USD LIBOR + 3.75%	351,804
460,000	11.77%, 11/15/2029, 1 mo. USD LIBOR + 6.75%	346,725
605,093	ICON Luxembourg Sarl 7.41%, 07/03/2028, 3 mo. USD SOFR + 2.25%	604,682
	IQVIA, Inc.
EUR 1,225,000	5.02%, 03/07/2024, 3 mo. EURIBOR + 2.00%	1,345,779
$ 800,000	6.77%, 06/11/2025, 3 mo. USD LIBOR + 1.75%	798,000
		4,029,081
	Home Builders - 1.2%
	Tecta America Corp.
2,908,377	9.10%, 04/10/2028, 1 mo. USD SOFR + 4.00%	2,862,483
1,000,000	13.60%, 04/09/2029, 1 mo. USD SOFR + 8.50%	923,330
		3,785,813
	Home Furnishings - 0.8%
2,881,049	Mattress Firm Inc 9.39%, 09/25/2028, 3 mo. USD LIBOR + 4.25%	2,679,980
	Housewares - 0.1%
EUR 435,000	Solis IV BV 6.67%, 02/26/2029, 3 mo. EURIBOR + 4.00%	441,920
	Insurance - 9.1%
	Acrisure LLC
$ 3,583,341	8.52%, 02/15/2027, 1 mo. USD SOFR + 3.50%	3,417,612
490,223	9.27%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	473,472
	Asurion LLC
567,607	8.27%, 12/23/2026, 1 mo. USD LIBOR + 3.25%	529,118
1,493,239	9.33%, 08/19/2028	1,385,726

The accompanying notes are an integral part of these financial statements.
51

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.5%(6) - (continued)
	Insurance - 9.1% - (continued)
$ 5,272,260	10.27%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	$ 4,411,142
3,310,000	10.27%, 01/20/2029, 1 mo. USD LIBOR + 5.25%	2,734,192
	Hub International Ltd.
4,585,278	8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	4,573,448
1,219,493	8.51%, 04/25/2025, 1 mo. USD LIBOR + 3.25%	1,216,651
1,211,962	8.73%, 11/10/2029, 3 mo. USD SOFR + 4.00%	1,208,799
4,823,041	Sedgwick Claims Management Services, Inc. 8.73%, 02/17/2028, 1 mo. USD LIBOR + 3.75%	4,763,428
3,973,651	USI, Inc. 8.65%, 11/22/2029, 1 mo. USD LIBOR + 3.75%	3,962,048
		28,675,636
	Internet - 4.2%
3,014,185	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	2,815,430
	MH Sub I LLC
1,316,303	8.77%, 09/13/2024, 1 mo. USD SOFR + 3.75%	1,308,076
920,000	11.23%, 02/23/2029, 1 mo. USD SOFR + 6.25%	850,614
4,432,473	MH Sub LLC 8.77%, 09/13/2024, 1 mo. USD LIBOR + 3.75%	4,409,380
400,095	NortonLifeLock, Inc. 7.08%, 09/12/2029, 1 mo. USD SOFR + 2.00%	395,529
342,867	Proofpoint, Inc. 8.27%, 08/31/2028, 6 mo. EURIBOR + 3.25%	335,008
810,150	Rodan & Fields LLC 8.95%, 06/16/2025, 1 mo. USD LIBOR + 4.00%	285,173
4,213,654	Shutterfly, Inc. 10.27%, 09/25/2026, 1 mo. USD LIBOR + 5.00%	1,699,746
1,031,540	Uber Technologies, Inc. 7.87%, 03/03/2030, 3 mo. USD SOFR + 2.75%	1,027,671
		13,126,627
	Leisure Time - 1.9%
433,404	Carnival Corp. 8.02%, 06/30/2025, 1 mo. USD LIBOR + 3.00%	430,288
1,354,952	Hayward Industries, Inc. 7.52%, 05/30/2028, 1 mo. USD SOFR + 2.50%	1,314,087
2,019,872	MajorDrive Holdings LLC 9.00%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	1,956,751
2,427,672	SRAM LLC 7.77%, 05/18/2028, 1 mo. USD LIBOR + 2.75%	2,386,717
		6,087,843
	Media - 3.8%
1,093,153	Cable One, Inc. 7.02%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	1,063,365
1,790,551	Charter Communications Operating LLC 6.80%, 04/30/2025, 1 mo. USD LIBOR + 1.75%	1,787,077
1,213,867	CSC Holdings LLC 7.20%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	1,156,464
3,205,359	DirecTV Financing LLC 10.02%, 08/02/2027, 1 mo. USD LIBOR + 5.00%	3,072,144
EUR 625,000	UPC Broadband Holding BV 5.86%, 01/31/2029, 1 mo. EURIBOR + 2.93%	674,225
GBP 1,925,000	Virgin Media SFA Finance Ltd. 7.46%, 11/15/2027, 1 mo. GBP SONIO + 3.25%	2,277,936
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.5%(6) - (continued)
	Media - 3.8% - (continued)
EUR 595,000	Ziggo BV 6.10%, 01/31/2029, 6 mo. EURIBOR + 3.00%	$ 621,918
$ 1,300,000	Ziggo Financing Partnership 7.45%, 04/30/2028, 1 mo. USD LIBOR + 2.50%	1,274,819
		11,927,948
	Miscellaneous Manufacturing - 0.4%
	LTI Holdings, Inc.
687,190	8.52%, 09/06/2025, 1 mo. USD LIBOR + 3.50%	668,293
815,000	11.77%, 09/06/2026, 1 mo. USD LIBOR + 6.75%	710,215
		1,378,508
	Packaging & Containers - 0.6%
723,165	Berlin Packaging LLC 8.62%, 03/11/2028, 1 mo. USD SOFR + 3.75%	708,058
922,676	Clydesdale Acquisition Holdings, Inc. 9.26%, 04/13/2029, 3 mo. EURIBOR + 4.18%	900,402
490,000	Pretium PKG Holdings, Inc. 11.86%, 10/01/2029, 3 mo. USD LIBOR + 6.75%	302,227
		1,910,687
	Pharmaceuticals - 2.5%
1,839,585	Gainwell Acquisition Corp. 9.00%, 10/01/2027, 3 mo. USD SOFR + 4.00%	1,769,460
2,616,600	Horizon Therapeutics USA, Inc. 6.81%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	2,612,387
889,033	Jazz Financing Lux Sarl 8.52%, 05/05/2028, 1 mo. USD LIBOR + 3.50%	887,682
EUR 1,797,526	Organon & Co. 5.80%, 06/02/2028, 3 mo. EURIBOR + 3.00%	1,948,508
$ 648,682	PetVet Care Centers LLC 8.52%, 02/14/2025, 1 mo. USD LIBOR + 3.50%	623,546
150,759	PRA Health Sciences, Inc. 7.13%, 07/03/2028, 3 mo. USD LIBOR + 2.25%	150,657
		7,992,240
	Pipelines - 2.2%
95,569	BCP Renaissance Parent LLC 8.66%, 10/31/2024, 3 mo. USD LIBOR + 3.50%	94,589
615,000	Brazos Delaware II LLC 8.58%, 02/11/2030, 1 mo. USD SOFR + 3.75%	606,353
1,624,275	Medallion Midland Acquisition LLC 8.91%, 10/18/2028, 3 mo. USD SOFR + 3.75%	1,605,190
2,204,468	Oryx Midstream Services Permian Basin LLC 8.19%, 10/05/2028, 1 mo. USD LIBOR + 3.25%	2,178,478
1,917,103	Traverse Midstream Partners LLC 8.73%, 02/16/2028, 3 mo. USD SOFR + 3.75%	1,888,826
510,000	Whitewater Whistler Holdings LLC 8.15%, 02/15/2030, 3 mo. USD SOFR + 3.25%	509,235
		6,882,671
	Retail - 8.0%
4,815,308	1011778 BC Unlimited Liability Co. 6.77%, 11/19/2026, 3 mo. USD LIBOR + 1.75%	4,758,150
1,879,807	Beacon Roofing Supply, Inc. 7.27%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	1,872,288
847,864	Dave & Buster's, Inc. 0.00%, 06/29/2029(8)	846,940
EUR 547,123	EG Group Ltd. 0.00%, 02/07/2025, 3 mo. EURIBOR + 4.00%(8)	567,710
$ 3,049,503	IRB Holding Corp. 8.08%, 12/15/2027, 1 mo. USD LIBOR + 3.00%	2,997,296
2,465,684	LBM Acquisition LLC 8.77%, 12/17/2027, 1 mo. USD LIBOR + 3.75%	2,285,023

The accompanying notes are an integral part of these financial statements.
52

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.5%(6) - (continued)
	Retail - 8.0% - (continued)
$ 3,040,951	LSF9 Atlantis Holdings LLC 12.15%, 03/31/2029, 3 mo. USD SOFR + 7.25%	$ 2,983,933
470,446	Medical Solutions LLC 8.24%, 11/01/2028, 1 mo. USD LIBOR + 3.25%	451,628
2,860,453	Michaels Cos., Inc. 9.41%, 04/15/2028, 3 mo. USD LIBOR + 4.25%	2,615,112
1,336,791	PetSmart, Inc. 8.83%, 02/11/2028, 1 mo. USD SOFR + 3.75%	1,330,107
	SRS Distribution, Inc.
1,025,425	8.47%, 06/02/2028, 1 mo. USD SOFR + 3.50%	976,932
2,093,405	8.52%, 06/02/2028, 3 mo. USD SOFR + 3.50%	1,993,633
1,922,323	Staples, Inc. 9.81%, 04/16/2026, 3 mo. USD LIBOR + 5.00%	1,732,109
		25,410,861
	Semiconductors - 1.6%
4,284,262	Entegris, Inc. 7.66%, 07/06/2029, 1 mo. USD SOFR + 2.75%	4,278,221
763,375	Synaptics, Inc. 7.40%, 12/02/2028, 6 mo. USD LIBOR + 2.25%	756,459
		5,034,680
	Software - 9.8%
625,000	Ascend Learning LLC 10.83%, 12/10/2029, 1 mo. USD SOFR + 5.75%	541,406
	Athenahealth Group, Inc.
360,549	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.50%(7)	337,370
2,934,931	8.46%, 02/15/2029, 1 mo. USD SOFR + 3.50%	2,746,244
	DCert Buyer, Inc.
2,169,080	8.70%, 10/16/2026, 3 mo. USD SOFR + 4.00%	2,146,045
725,000	8.70%, 10/16/2026, 1 mo. USD LIBOR + 7.00%	667,225
1,223,558	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	1,220,878
1,347,465	E2open LLC 8.57%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	1,340,727
1,066,339	EP Purchaser LLC 8.66%, 11/06/2028, 3 mo. USD LIBOR + 3.50%	1,062,341
812,800	Hyland Software, Inc. 11.27%, 07/07/2025, 1 mo. USD LIBOR + 6.25%	776,947
	McAfee LLC
EUR 937,913	7.24%, 03/01/2029, 3 mo. EURIBOR + 4.00%	977,502
$ 6,228,389	8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	5,863,592
917,903	Navicure, Inc. 9.02%, 10/22/2026, 1 mo. USD LIBOR + 4.00%	915,324
5,310,875	Open Text Corp. 8.58%, 01/31/2030, 1 mo. USD LIBOR + 3.50%	5,305,086
2,229,151	Peraton Corp. 8.83%, 02/01/2028, 1 mo. USD LIBOR + 3.75%	2,180,845
3,252,504	Polaris Newco LLC 9.16%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	3,009,933
1,963,355	SS&C Technologies, Inc. 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	1,958,702
		31,050,167
	Telecommunications - 2.1%
EUR 1,089,996	Altice France SA 8.68%, 08/15/2028, 3 mo. EURIBOR + 5.50%	1,110,927
Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 83.5%(6) - (continued)
	Telecommunications - 2.1% - (continued)
$ 1,013,877	Frontier Communications Corp. 8.81%, 05/01/2028, 1 mo. USD LIBOR + 3.75%		$ 966,225
EUR 2,315,000	Lorca Holdco Ltd. 6.27%, 09/17/2027, 6 mo. EURIBOR + 3.70%		2,475,980
500,000	WP/AP Telecom Holdings IV BV 6.92%, 03/30/2029		538,901
$ 770,000	Xplornet Communications, Inc. 12.02%, 10/01/2029, 1 mo. USD LIBOR + 7.00%		462,000
1,059,617	Zacapa Sarl 8.90%, 03/22/2029, 3 mo. USD SOFR + 4.00%		1,033,571
			6,587,604
	Total Senior Floating Rate Interests (cost $278,609,261)		$ 263,838,168
COMMON STOCKS - 0.4%
	Energy - 0.3%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(9)		$ 190,736
13,824	Foresight Energy LLC*		179,707
2,907	Kelly Services, Inc.(9)(10)		200,379
13,865	Texgen Power LLC*		367,422
			938,244
	Insurance - 0.0%
34,814	Tenerity, Inc.*		348
	Materials - 0.1%
3,079	Utex Industries*		196,031
	Total Common Stocks (cost $2,429,411)		$ 1,134,623
EXCHANGE-TRADED FUNDS - 3.0%
	Other Investment Pools & Funds - 3.0%
104,800	Invesco Senior Loan ETF		$ 2,188,224
172,800	SPDR Blackstone Senior Loan ETF		7,174,656
	Total Exchange-Traded Funds (cost $9,967,386)		$ 9,362,880
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/03/2025(9)		$ 30,169
	Total Warrants (cost $8,850)		$ 30,169
	Total Long-Term Investments (cost $321,736,289)		$ 299,375,021
SHORT-TERM INVESTMENTS - 5.6%
	Other Investment Pools & Funds - 5.6%
17,764,352	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.75%(11)		$ 17,764,352
	Total Short-Term Investments (cost $17,764,352)		$ 17,764,352
	Total Investments (cost $339,500,641)	100.4%	$ 317,139,373
	Other Assets and Liabilities	(0.4)%	(1,230,234)
	Total Net Assets	100.0%	$ 315,909,139
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
53

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $21,875,786, representing 6.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $2,421,904, representing 0.8% of net assets.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(7)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2023, the aggregate value of the unfunded commitment was $928,902, which represents to 0.3% of total net assets.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Investment valued using significant unobservable inputs.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $200,379 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Services, Inc.	2,907	$ 231,426	$ 200,379

(11)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	2	06/08/2023	$ 235,940	$ (6,151)
U.S. Treasury 5-Year Note Future	15	06/30/2023	1,646,133	(38,355)
Total futures contracts				$ (44,506)

OTC Total Return Swap Contracts Outstanding at April 30, 2023
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	4,125,000	(4.55%)	06/20/2023	At Maturity	$ —	$ —	$ 227,031	$ 227,031
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	5,400,000	(4.55%)	09/20/2023	At Maturity	—	—	273,407	273,407
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	5,400,000	(4.55%)	09/20/2023	At Maturity	—	—	235,009	235,009
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	4,940,000	(4.55%)	12/20/2023	At Maturity	—	—	115,563	115,563
Total OTC total return swap contracts							$ —	$ —	$ 851,010	$ 851,010

The accompanying notes are an integral part of these financial statements.
54

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S40	USD	830,000	(5.00%)	06/20/2028	Quarterly	$ —	$ (16,554)	$ (16,554)
Total centrally cleared credit default swap contracts						$ —	$ (16,554)	$ (16,554)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,225,000	EUR	2,446,588	USD	SCB	05/31/2023	$ 9,791
27,191,188	USD	24,661,956	EUR	UBS	05/31/2023	(35,376)
2,970,422	USD	2,385,000	GBP	JPM	05/31/2023	(29,081)
Total foreign currency contracts						$ (54,666)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 7,952,175	$ —	$ 7,952,175	$ —
Convertible Bonds	1,049,296	—	1,049,296	—
Corporate Bonds	16,007,710	—	16,007,710	—
Senior Floating Rate Interests	263,838,168	—	263,838,168	—
Common Stocks
Energy	938,244	—	547,129	391,115
Insurance	348	—	348	—
Materials	196,031	—	196,031	—
Exchange-Traded Funds	9,362,880	9,362,880	—	—
Warrants	30,169	—	—	30,169
Short-Term Investments	17,764,352	17,764,352	—	—
Foreign Currency Contracts(2)	9,791	—	9,791	—
Swaps- Total Return(2)	851,010	—	851,010	—
Total	$ 318,000,174	$ 27,127,232	$ 290,451,658	$ 421,284
Liabilities
Foreign Currency Contracts(2)	$ (64,457)	$ —	$ (64,457)	$ —
Futures Contracts(2)	(44,506)	(44,506)	—	—
Swaps - Credit Default(2)	(16,554)	—	(16,554)	—
Total	$ (125,517)	$ (44,506)	$ (81,011)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
55

The Hartford High Yield Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.8%
	Airlines - 0.2%
$ 975,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 759,622
	Commercial Services - 0.1%
400,000	Block, Inc. 0.13%, 03/01/2025	372,600
	Healthcare - Products - 0.2%
558,000	Insulet Corp. 0.38%, 09/01/2026	832,815
	Machinery-Diversified - 0.1%
498,000	Middleby Corp. 1.00%, 09/01/2025	602,829
	Oil & Gas - 0.2%
550,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029(1)	620,546
	Total Convertible Bonds (cost $3,153,632)	$ 3,188,412
CORPORATE BONDS - 92.9%
	Advertising - 0.6%
2,325,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,133,264
	Aerospace/Defense - 2.1%
1,510,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	1,625,692
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	2,063,490
3,480,000	6.25%, 03/15/2026(1)	3,499,481
755,000	6.75%, 08/15/2028(1)	767,066
		7,955,729
	Agriculture - 0.6%
2,210,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	2,186,341
	Apparel - 0.4%
	Crocs, Inc.
920,000	4.13%, 08/15/2031(1)	776,876
988,000	4.25%, 03/15/2029(1)	876,850
		1,653,726
	Auto Manufacturers - 1.3%
	Ford Motor Co.
345,000	3.25%, 02/12/2032	266,679
355,000	4.35%, 12/08/2026	345,058
	Ford Motor Credit Co. LLC
200,000	3.66%, 09/08/2024	192,767
1,013,000	4.06%, 11/01/2024	984,178
490,000	4.13%, 08/04/2025	463,686
1,230,000	4.54%, 08/01/2026	1,159,696
540,000	4.95%, 05/28/2027	510,527
1,225,000	5.13%, 06/16/2025	1,192,761
		5,115,352
	Auto Parts & Equipment - 0.9%
	Adient Global Holdings Ltd.
EUR 183,080	3.50%, 08/15/2024(2)	197,936
$ 2,035,000	4.88%, 08/15/2026(1)	1,955,448
1,440,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	1,445,573
		3,598,957
	Biotechnology - 0.1%
350,000	Grifols Escrow Issuer SA 4.75%, 10/15/2028(1)(3)	279,052
	Chemicals - 0.5%
1,917,000	Avient Corp. 7.13%, 08/01/2030(1)	1,959,736
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.9% - (continued)
	Commercial Banks - 1.1%
$ 1,075,000	Barclays PLC 8.00%, 03/15/2029, (8.00% fixed rate until 03/15/2029; 5 year USD CMT + 5.43% thereafter)(4)(5)	$ 941,593
1,885,000	Societe Generale SA 4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 year USD CMT + 3.93% thereafter)(1)(4)(5)	1,438,820
2,200,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.40% thereafter)(2)(4)(5)	1,710,500
		4,090,913
	Commercial Services - 3.6%
	Block, Inc.
1,075,000	2.75%, 06/01/2026	973,155
860,000	3.50%, 06/01/2031	701,260
EUR 1,930,000	Castor SpA 8.21%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(6)	2,001,301
$ 2,175,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	2,077,091
2,750,000	Service Corp. International 3.38%, 08/15/2030	2,329,574
1,036,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	429,056
	United Rentals North America, Inc.
240,000	3.75%, 01/15/2032	205,799
1,135,000	3.88%, 02/15/2031	998,333
3,310,000	4.88%, 01/15/2028	3,180,604
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	949,449
		13,845,622
	Construction Materials - 1.1%
	Builders FirstSource, Inc.
$ 1,310,000	4.25%, 02/01/2032(1)	1,146,885
2,350,000	5.00%, 03/01/2030(1)	2,194,292
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	871,855
		4,213,032
	Distribution/Wholesale - 1.2%
1,825,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,670,828
3,050,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	2,989,337
		4,660,165
	Diversified Financial Services - 3.2%
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(1)	694,219
620,000	6.63%, 03/15/2026	592,175
2,000,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	1,980,600
255,000	LD Holdings Group LLC 6.50%, 11/01/2025(1)	180,412
1,130,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	925,583
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	1,855,298
1,650,000	6.88%, 03/15/2025	1,613,975
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(1)	771,993
1,895,000	5.38%, 10/15/2025(1)	1,788,842
2,310,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,992,375
		12,395,472
	Electric - 1.1%
	Clearway Energy Operating LLC
2,605,000	3.75%, 02/15/2031(1)	2,228,319
390,000	3.75%, 01/15/2032(1)	327,045
515,000	4.75%, 03/15/2028(1)	488,499
	FirstEnergy Corp.
235,000	2.25%, 09/01/2030	193,875

The accompanying notes are an integral part of these financial statements.
56

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.9% - (continued)
	Electric - 1.1% - (continued)
$ 75,000	2.65%, 03/01/2030	$ 64,780
400,000	4.15%, 07/15/2027	389,880
515,000	7.38%, 11/15/2031	585,812
		4,278,210
	Electrical Components & Equipment - 0.5%
EUR 1,880,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	1,628,774
$ 290,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(1)	282,891
		1,911,665
	Electronics - 1.4%
2,460,000	Coherent Corp. 5.00%, 12/15/2029(1)	2,185,725
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,281,816
1,005,000	Sensata Technologies BV 5.00%, 10/01/2025(1)	989,316
		5,456,857
	Entertainment - 4.0%
	Caesars Entertainment, Inc.
1,425,000	4.63%, 10/15/2029(1)	1,247,467
1,340,000	6.25%, 07/01/2025(1)	1,342,164
2,430,000	8.13%, 07/01/2027(1)	2,479,071
440,000	Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 07/01/2025(1)	443,615
1,115,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	998,159
1,875,000	Penn Entertainment, Inc. 5.63%, 01/15/2027(1)	1,782,394
2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,225,073
2,200,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027(1)	2,070,196
2,745,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	2,812,354
		15,400,493
	Environmental Control - 0.2%
410,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	417,171
340,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	307,285
		724,456
	Food - 1.4%
1,190,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,042,110
GBP 802,000	Bellis Acquisition Co. PLC 3.25%, 02/16/2026(1)	826,489
$ 1,020,000	Performance Food Group, Inc. 4.25%, 08/01/2029(1)	927,961
2,720,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	2,657,804
		5,454,364
	Food Service - 0.5%
2,060,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	1,951,578
	Gas - 0.6%
	AmeriGas Partners LP/AmeriGas Finance Corp.
1,069,000	5.50%, 05/20/2025	1,038,145
40,000	5.63%, 05/20/2024	39,778
1,143,000	5.88%, 08/20/2026	1,102,247
		2,180,170
	Healthcare - Products - 2.2%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,515,055
	Medline Borrower LP
5,125,000	3.88%, 04/01/2029(1)	4,482,509
1,532,000	5.25%, 10/01/2029(1)	1,324,121
		8,321,685
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.9% - (continued)
	Healthcare - Services - 2.5%
	Catalent Pharma Solutions, Inc.
$ 445,000	3.13%, 02/15/2029(1)	$ 374,670
485,000	3.50%, 04/01/2030(1)	411,172
265,000	5.00%, 07/15/2027(1)	254,400
2,475,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(1)	1,996,645
	HCA, Inc.
100,000	5.63%, 09/01/2028	101,910
80,000	5.88%, 02/01/2029	82,315
690,000	7.50%, 11/15/2095	786,219
1,710,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	1,668,373
4,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(1)	4,073,931
		9,749,635
	Home Builders - 3.9%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,373,000	4.63%, 08/01/2029(1)	1,146,455
1,266,000	4.63%, 04/01/2030(1)	1,049,046
1,641,000	6.63%, 01/15/2028(1)	1,554,847
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,178,772
	KB Home
1,045,000	4.00%, 06/15/2031	904,155
660,000	4.80%, 11/15/2029	615,450
495,000	6.88%, 06/15/2027	506,628
	M/I Homes, Inc.
1,365,000	3.95%, 02/15/2030	1,207,984
790,000	4.95%, 02/01/2028	739,064
1,285,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	1,133,023
	Taylor Morrison Communities, Inc.
500,000	5.13%, 08/01/2030(1)	469,060
1,790,000	5.75%, 01/15/2028(1)	1,763,150
1,816,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	1,670,627
		14,938,261
	Insurance - 1.2%
1,000,000	Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(1)	954,999
1,575,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	1,363,560
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,548,137
925,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	937,913
		4,804,609
	Internet - 3.0%
	Gen Digital, Inc.
1,450,000	6.75%, 09/30/2027(1)	1,454,952
1,450,000	7.13%, 09/30/2030(1)	1,456,624
3,045,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	2,640,319
2,200,000	Newfold Digital Holdings Group, Inc. 6.00%, 02/15/2029(1)	1,510,385
	Uber Technologies, Inc.
3,765,000	4.50%, 08/15/2029(1)	3,461,553
1,145,000	8.00%, 11/01/2026(1)	1,173,930
		11,697,763
	Iron/Steel - 0.5%
	ATI, Inc.
1,075,000	4.88%, 10/01/2029	985,009
1,025,000	5.88%, 12/01/2027	1,000,979
		1,985,988
	IT Services - 1.4%
2,920,000	McAfee Corp. 7.38%, 02/15/2030(1)	2,424,778

The accompanying notes are an integral part of these financial statements.
57

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.9% - (continued)
	IT Services - 1.4% - (continued)
	Presidio Holdings, Inc.
$ 2,315,000	4.88%, 02/01/2027(1)	$ 2,192,478
960,000	8.25%, 02/01/2028(1)	904,216
		5,521,472
	Leisure Time - 3.7%
	Carnival Corp.
672,000	5.75%, 03/01/2027(1)	550,907
3,140,000	6.00%, 05/01/2029(1)	2,464,891
340,000	7.63%, 03/01/2026(1)	310,082
EUR 260,000	7.63%, 03/01/2026(1)	255,314
$ 655,000	10.50%, 06/01/2030(1)	621,515
1,615,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	1,275,850
	NCL Corp. Ltd.
1,415,000	5.88%, 02/15/2027(1)	1,334,465
1,590,000	8.38%, 02/01/2028(1)	1,599,467
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(1)	665,843
2,625,000	5.50%, 08/31/2026(1)	2,408,799
390,000	7.25%, 01/15/2030(1)	391,105
1,625,000	8.25%, 01/15/2029(1)	1,711,062
625,000	11.63%, 08/15/2027(1)	663,554
		14,252,854
	Lodging - 1.6%
2,675,000	Boyd Gaming Corp. 4.75%, 06/15/2031(1)	2,449,387
1,000,000	Sands China Ltd. 5.90%, 08/08/2028	972,280
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
960,000	5.25%, 05/15/2027(1)	923,711
1,690,000	5.50%, 03/01/2025(1)	1,666,585
		6,011,963
	Media - 5.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,570,000	4.25%, 02/01/2031(1)	1,285,686
2,250,000	4.25%, 01/15/2034(1)	1,723,064
1,875,000	4.50%, 08/15/2030(1)	1,574,316
925,000	4.50%, 05/01/2032	743,196
1,750,000	4.75%, 02/01/2032(1)	1,444,305
1,405,000	DISH DBS Corp. 5.88%, 11/15/2024	1,160,512
615,000	DISH Network Corp. 11.75%, 11/15/2027(1)	581,360
2,835,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(3)	2,033,064
	Sirius XM Radio, Inc.
3,750,000	3.13%, 09/01/2026(1)	3,355,249
675,000	4.13%, 07/01/2030(1)	541,493
2,275,000	UPC Broadband Finco BV 4.88%, 07/15/2031(1)	1,963,189
2,255,000	Virgin Media Secured Finance PLC 4.50%, 08/15/2030(1)	1,932,337
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,164,593
365,000	Ziggo BV 4.88%, 01/15/2030(1)	313,927
		19,816,291
	Metal Fabricate/Hardware - 1.2%
	Advanced Drainage Systems, Inc.
1,124,000	5.00%, 09/30/2027(1)	1,074,825
1,361,000	6.38%, 06/15/2030(1)	1,346,465
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	576,434
650,000	3.88%, 08/15/2031(1)	544,373
1,310,000	4.75%, 01/30/2030(1)	1,185,587
		4,727,684
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.9% - (continued)
	Mining - 1.7%
	Constellium SE
$ 1,575,000	3.75%, 04/15/2029(1)	$ 1,355,626
755,000	5.63%, 06/15/2028(1)	724,800
419,000	5.88%, 02/15/2026(1)	416,964
375,000	FMG Resources August 2006 Pty. Ltd. 4.38%, 04/01/2031(1)	325,730
3,905,000	FMG Resources August Pty. Ltd. 5.88%, 04/15/2030(1)	3,790,405
		6,613,525
	Office/Business Equipment - 0.2%
790,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	753,305
	Oil & Gas - 6.2%
	Apache Corp.
1,725,000	4.38%, 10/15/2028	1,615,946
1,550,000	5.10%, 09/01/2040	1,328,412
2,885,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(1)	2,815,587
1,760,000	Matador Resources Co. 6.88%, 04/15/2028(1)	1,770,922
2,640,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	2,703,413
	Occidental Petroleum Corp.
1,545,000	3.20%, 08/15/2026	1,434,958
715,000	5.50%, 12/01/2025	717,253
1,020,000	5.55%, 03/15/2026	1,028,558
395,000	6.13%, 01/01/2031	412,921
258,000	6.38%, 09/01/2028	269,083
915,000	Patterson-UTI Energy, Inc. 3.95%, 02/01/2028	821,847
	Range Resources Corp.
685,000	4.75%, 02/15/2030(1)	630,200
1,485,000	4.88%, 05/15/2025	1,466,437
2,950,000	SM Energy Co. 6.50%, 07/15/2028	2,795,125
2,865,000	Southwestern Energy Co. 4.75%, 02/01/2032	2,528,392
1,425,000	Transocean, Inc. 8.75%, 02/15/2030(1)	1,443,710
		23,782,764
	Oil & Gas Services - 2.4%
1,675,000	Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/2028(1)	1,607,900
3,550,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	3,537,220
340,000	USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 09/01/2027	330,952
3,900,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	3,976,736
		9,452,808
	Packaging & Containers - 2.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
680,000	4.13%, 08/15/2026(1)	639,378
2,570,000	5.25%, 08/15/2027(1)	2,193,561
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	662,543
1,025,000	8.75%, 04/15/2030(1)	942,877
880,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	784,300
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 08/15/2026(1)	919,864
1,075,000	9.25%, 04/15/2027(1)	1,019,709
	Owens-Brockway Glass Container, Inc.
65,000	5.38%, 01/15/2025(1)	64,197
647,000	5.88%, 08/15/2023(1)	645,788
EUR 1,645,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	1,544,358
		9,416,575

The accompanying notes are an integral part of these financial statements.
58

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.9% - (continued)
	Pharmaceuticals - 1.4%
$ 417,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	$ 336,206
3,280,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	2,842,776
1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,357,818
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	938,860
		5,475,660
	Pipelines - 6.9%
$ 1,890,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,830,100
	Buckeye Partners LP
1,520,000	3.95%, 12/01/2026	1,383,200
640,000	4.13%, 03/01/2025(1)	611,153
900,000	4.13%, 12/01/2027	808,479
730,000	4.50%, 03/01/2028(1)	663,387
1,410,000	Cheniere Energy Partners LP 4.00%, 03/01/2031	1,260,983
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
365,000	6.00%, 02/01/2029(1)	345,513
2,435,000	7.38%, 02/01/2031(1)	2,435,000
1,920,000	DCP Midstream Operating LP 5.38%, 07/15/2025	1,920,271
	DT Midstream, Inc.
1,971,000	4.13%, 06/15/2029(1)	1,746,936
750,000	4.38%, 06/15/2031(1)	652,328
	EnLink Midstream LLC
625,000	5.38%, 06/01/2029	603,376
1,793,000	5.63%, 01/15/2028(1)	1,765,940
550,000	6.50%, 09/01/2030(1)	555,885
681,000	EnLink Midstream Partners LP 5.05%, 04/01/2045	540,428
	EQM Midstream Partners LP
1,545,000	4.50%, 01/15/2029(1)	1,315,898
1,480,000	4.75%, 01/15/2031(1)	1,212,957
435,000	6.00%, 07/01/2025(1)	427,363
845,000	6.50%, 07/01/2027(1)	821,274
950,000	6.50%, 07/15/2048	719,221
115,000	7.50%, 06/01/2027(1)	114,588
115,000	7.50%, 06/01/2030(1)	111,683
	Venture Global Calcasieu Pass LLC
1,200,000	3.88%, 08/15/2029(1)	1,079,268
625,000	4.13%, 08/15/2031(1)	553,703
1,095,000	6.25%, 01/15/2030(1)	1,110,317
2,125,000	Western Midstream Operating LP 4.30%, 02/01/2030	1,939,480
		26,528,731
	Real Estate Investment Trusts - 0.5%
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
1,173,000	4.25%, 02/01/2027(1)	999,982
945,000	5.25%, 10/01/2025(1)	875,457
195,000	VICI Properties LP /VICI Note Co., Inc. 3.50%, 02/15/2025(1)	187,374
		2,062,813
	Retail - 7.7%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,842,460
1,425,000	3.88%, 01/15/2028(1)	1,331,211
1,190,000	4.00%, 10/15/2030(1)	1,038,994
1,210,000	4.38%, 01/15/2028(1)	1,131,117
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.9% - (continued)
	Retail - 7.7% - (continued)
	Asbury Automotive Group, Inc.
$ 1,808,000	4.63%, 11/15/2029(1)	$ 1,609,254
307,000	4.75%, 03/01/2030	272,458
760,000	5.00%, 02/15/2032(1)	654,703
1,255,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,165,801
	Gap, Inc.
1,315,000	3.63%, 10/01/2029(1)	933,442
1,315,000	3.88%, 10/01/2031(1)	918,876
4,656,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	3,691,122
2,485,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	2,047,168
	PetSmart, Inc./PetSmart Finance Corp.
3,835,000	4.75%, 02/15/2028(1)	3,625,029
1,100,000	7.75%, 02/15/2029(1)	1,084,957
2,998,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	2,720,355
	SRS Distribution, Inc.
1,180,000	4.63%, 07/01/2028(1)	1,038,772
900,000	6.00%, 12/01/2029(1)	733,050
1,055,000	Staples, Inc. 7.50%, 04/15/2026(1)	890,457
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	494,617
816,000	4.63%, 01/31/2032	761,969
1,674,000	5.38%, 04/01/2032	1,635,248
		29,621,060
	Semiconductors - 1.0%
3,410,000	Entegris Escrow Corp. 4.75%, 04/15/2029(1)(3)	3,179,388
770,000	Sensata Technologies BV 5.63%, 11/01/2024(1)	770,454
		3,949,842
	Software - 5.1%
3,440,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	2,824,106
1,405,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	1,264,500
2,664,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	2,338,613
1,284,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	1,195,149
	MSCI, Inc.
1,220,000	3.63%, 09/01/2030(1)	1,052,457
340,000	3.88%, 02/15/2031(1)	297,847
515,000	4.00%, 11/15/2029(1)	464,030
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(1)	1,072,193
825,000	3.88%, 12/01/2029(1)	693,308
270,000	6.90%, 12/01/2027(1)	278,873
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(1)	879,543
650,000	4.13%, 12/01/2031(1)	538,048
	PTC, Inc.
1,975,000	3.63%, 02/15/2025(1)	1,903,204
1,025,000	4.00%, 02/15/2028(1)	952,819
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,197,000
1,890,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	1,829,213
		19,780,903
	Telecommunications - 4.4%
	Altice France SA
720,000	5.13%, 07/15/2029(1)	532,293
640,000	5.50%, 01/15/2028(1)	503,839
1,665,000	8.13%, 02/01/2027(1)	1,486,701
2,995,000	Embarq Corp. 8.00%, 06/01/2036	1,287,850
	Frontier Communications Holdings LLC
1,755,000	5.00%, 05/01/2028(1)	1,540,099
1,085,000	5.88%, 10/15/2027(1)	998,216
835,161	5.88%, 11/01/2029	635,208
680,000	6.75%, 05/01/2029(1)	547,294

The accompanying notes are an integral part of these financial statements.
59

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.9% - (continued)
	Telecommunications - 4.4% - (continued)
	Iliad Holding SASU
$ 755,000	6.50%, 10/15/2026(1)	$ 726,610
490,000	7.00%, 10/15/2028(1)	463,621
EUR 515,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(1)	488,752
1,430,000	Lorca Telecom Bondco SA 4.00%, 09/18/2027(1)	1,446,682
	Sprint LLC
$ 2,574,000	7.13%, 06/15/2024	2,615,708
10,000	7.63%, 02/15/2025	10,299
1,075,000	Telecom Italia Capital SA 6.38%, 11/15/2033	960,896
EUR 1,810,000	TMNL Holding BV 3.75%, 01/15/2029(1)	1,725,190
$ 1,025,000	T-Mobile USA, Inc. 2.63%, 04/15/2026	961,421
		16,930,679
	Transportation - 0.3%
1,455,000	First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029(1)	1,260,950
	Total Corporate Bonds (cost $383,995,519)	$ 358,902,974
SENIOR FLOATING RATE INTERESTS - 1.9%(7)
	Entertainment - 0.2%
702,314	Crown Finance U.S., Inc. 14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	$ 715,047
	Insurance - 0.5%
	Hub International Ltd.
1,052,238	8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	1,049,523
867,781	8.51%, 04/25/2025, 1 mo. USD LIBOR + 3.25%	865,759
		1,915,282
	Packaging & Containers - 0.4%
1,463,937	Clydesdale Acquisition Holdings, Inc. 9.26%, 04/13/2029, 3 mo. EURIBOR + 4.18%	1,428,598
	Pharmaceuticals - 0.1%
399,067	Owens & Minor, Inc. 8.79%, 03/29/2029, 1 mo. USD SOFR + 3.75%	395,076
	Software - 0.7%
1,056,466	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	1,054,152
1,999,079	McAfee LLC 8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	1,881,993
		2,936,145
	Total Senior Floating Rate Interests (cost $7,479,130)	$ 7,390,148
	Total Long-Term Investments (cost $394,628,281)	$ 369,481,534
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.3%
1,275,572	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $1,276,081; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $1,301,137	$ 1,275,572
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.8% - (continued)
	U.S. Treasury Securities - 1.5%
	U.S. Treasury Bills – 1.5%
$ 5,825,000	4.73%, 06/06/2023(8)		$ 5,797,203
	Total Short-Term Investments (cost $7,072,775)		$ 7,072,775
	Total Investments (cost $401,701,056)	97.4%	$ 376,554,309
	Other Assets and Liabilities	2.6%	9,880,708
	Total Net Assets	100.0%	$ 386,435,017
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $283,056,533, representing 73.2% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $1,908,436, representing 0.5% of net assets.
(3)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
60

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

(8)	The rate shown represents current yield to maturity.
Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	18	06/08/2023	$ (2,339,842)	$ (55,461)
Total futures contracts				$ (55,461)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
11,365,147	USD	10,308,000	EUR	UBS	05/31/2023	$ (14,786)
1,139,596	USD	915,000	GBP	JPM	05/31/2023	(11,157)
Total foreign currency contracts						$ (25,943)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 3,188,412	$ —	$ 3,188,412	$ —
Corporate Bonds	358,902,974	—	358,902,974	—
Senior Floating Rate Interests	7,390,148	—	7,390,148	—
Short-Term Investments	7,072,775	—	7,072,775	—
Total	$ 376,554,309	$ —	$ 376,554,309	$ —
Liabilities
Foreign Currency Contracts(2)	$ (25,943)	$ —	$ (25,943)	$ —
Futures Contracts(2)	(55,461)	(55,461)	—	—
Total	$ (81,404)	$ (55,461)	$ (25,943)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
61

The Hartford Inflation Plus Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%
	Asset-Backed - Finance & Insurance - 0.2%
$ 836,052	HSI Asset Securitization Corp. Trust 5.56%, 02/25/2036, 1 mo. USD LIBOR + 0.54%(1)	$ 817,462
	Asset-Backed - Home Equity - 0.1%
551,146	GSAA Home Equity Trust 5.98%, 06/25/2036(2)	151,492
687,617	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(3)	256,086
		407,578
	Commercial Mortgage-Backed Securities - 0.4%
	Benchmark Mortgage Trust
6,320,974	1.38%, 03/15/2062(2)(4)	314,515
2,368,349	1.63%, 01/15/2054(2)(4)	207,833
700,000	BXSC Commercial Mortgage Trust 7.28%, 03/15/2035, 1 mo. USD SOFR + 2.39%(1)(5)	680,694
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(5)	190,955
225,000	4.08%, 01/10/2039(2)(5)	181,384
1,744,951	DBJPM Mortgage Trust 1.83%, 09/15/2053(2)(4)	116,145
5,779,387	Wells Fargo NA 1.04%, 05/15/2062(2)(4)	243,497
		1,935,023
	Other Asset-Backed Securities - 0.5%
123,838	AASET Trust 3.35%, 01/16/2040(5)	104,059
248,549	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(5)	210,800
1,443,000	Tricon Residential Trust 3.86%, 04/17/2039(5)	1,365,892
513,752	VOLT XCIV LLC 2.24%, 02/27/2051(3)(5)	477,537
		2,158,288
	Whole Loan Collateral CMO - 2.7%
104,336	Adjustable Rate Mortgage Trust 5.56%, 11/25/2035, 1 mo. USD LIBOR + 0.54%(1)	102,136
	Angel Oak Mortgage Trust
531,333	1.82%, 11/25/2066(2)(5)	452,787
1,210,864	2.88%, 12/25/2066(3)(5)	1,069,019
404,108	Banc of America Funding Trust 6.05%, 10/25/2036(3)	355,550
69,047	Bear Stearns ARM Trust 5.23%, 10/25/2035, 12 mo. USD CMT + 2.30%(1)	64,685
210,376	Chase Mortgage Finance Trust 3.98%, 12/25/2035(2)	193,509
1,187,290	COLT Mortgage Loan Trust 2.28%, 12/27/2066(2)(5)	1,040,185
	Connecticut Avenue Securities Trust
55,336	7.12%, 10/25/2039, 1 mo. USD LIBOR + 2.10%(1)(5)	55,336
60,732	7.42%, 04/25/2031, 1 mo. USD LIBOR + 2.40%(1)(5)	60,826
1,278,262	CSMC Trust 2.27%, 11/25/2066(2)(5)	1,108,901
186,387	Deutsche Alt-A Securities Mortgage Loan Trust 5.32%, 12/25/2036, 1 mo. USD LIBOR + 0.30%(1)	171,898
595,637	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(2)(5)	505,645
	Federal National Mortgage Association Connecticut Avenue Securities
37,263	7.17%, 09/25/2031, 1 mo. USD LIBOR + 2.15%(1)(5)	37,263
27,799	7.32%, 08/25/2031, 1 mo. USD LIBOR + 2.30%(1)(5)	27,799
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9% - (continued)
	Whole Loan Collateral CMO - 2.7% - (continued)
$ 76,761	9.92%, 11/25/2024, 1 mo. USD LIBOR + 4.90%(1)	$ 80,643
114,412	GreenPoint Mortgage Funding Trust 4.86%, 10/25/2045, 12 mo. USD MTA + 1.40%(1)	89,695
247,008	GSR Mortgage Loan Trust 3.82%, 10/25/2035(2)	138,240
266,397	HarborView Mortgage Loan Trust 5.33%, 01/19/2038, 1 mo. USD LIBOR + 0.38%(1)	234,649
1,423,119	IndyMac INDX Mortgage Loan Trust 5.60%, 01/25/2036, 1 mo. USD LIBOR + 0.58%(1)	959,264
286,879	JP Morgan Mortgage Trust 3.87%, 01/25/2037(2)	210,977
	MASTR Adjustable Rate Mortgages Trust
2,960	3.87%, 11/21/2034(2)	2,770
710,277	5.50%, 05/25/2037, 1 mo. USD LIBOR + 0.48%(1)	306,643
1,160,360	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(2)(5)	1,002,457
1,044,807	OBX Trust 2.31%, 11/25/2061(2)(5)	897,963
139,749	Preston Ridge Partners Mortgage LLC 2.36%, 11/25/2025(3)(5)	134,170
	Residential Funding Mtg Sec I Trust
75,862	4.60%, 02/25/2036(2)	64,819
165,286	6.00%, 07/25/2037	129,312
257,034	Structured Adjustable Rate Mortgage Loan Trust 4.25%, 06/25/2035(2)	198,241
266,669	Towd Point Mortgage Trust 2.16%, 01/25/2052(2)(5)	259,870
	Verus Securitization Trust
990,199	0.94%, 07/25/2066(2)(5)	811,113
798,030	2.72%, 01/25/2067(3)(5)	716,753
197,465	WaMu Mortgage Pass-Through Certificates Trust 5.86%, 06/25/2044, 1 mo. USD LIBOR + 0.84%(1)	178,023
393,625	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 4.29%, 11/25/2046, 12 mo. USD MTA + 0.83%(1)	326,496
		11,987,637
	Total Asset & Commercial Mortgage-Backed Securities (cost $19,746,103)	$ 17,305,988
CONVERTIBLE BONDS - 0.2%
	Mining - 0.1%
425,000	MP Materials Corp. 0.25%, 04/01/2026(5)	$ 361,246
	Pharmaceuticals - 0.1%
450,000	Ascendis Pharma AS 2.25%, 04/01/2028	372,938
	Total Convertible Bonds (cost $774,140)	$ 734,184
CORPORATE BONDS - 1.8%
	Construction Materials - 0.0%
84,000	Standard Industries, Inc. 3.38%, 01/15/2031(5)	$ 66,466
	Diversified Financial Services - 0.8%
1,015,000	Home Point Capital, Inc. 5.00%, 02/01/2026(5)	857,675
	Nationstar Mortgage Holdings, Inc.
80,000	5.13%, 12/15/2030(5)	65,528

The accompanying notes are an integral part of these financial statements.
62

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 1.8% - (continued)
	Diversified Financial Services - 0.8% - (continued)
$ 720,000	5.75%, 11/15/2031(5)	$ 598,664
1,070,000	PennyMac Financial Services, Inc. 4.25%, 02/15/2029(5)	878,757
1,050,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(5)	905,625
		3,306,249
	Engineering & Construction - 0.0%
245,000	TopBuild Corp. 3.63%, 03/15/2029(5)	211,253
	Mining - 0.5%
	Anglo American Capital PLC
325,000	2.63%, 09/10/2030(5)	272,020
490,000	2.88%, 03/17/2031(5)(6)	414,317
1,485,000	5.63%, 04/01/2030(5)	1,505,183
		2,191,520
	Pharmaceuticals - 0.0%
50,000	Elanco Animal Health, Inc. 6.65%, 08/28/2028	48,681
	Pipelines - 0.1%
535,000	Greensaif Pipelines Bidco Sarl 6.51%, 02/23/2042(5)	570,927
	Retail - 0.3%
208,000	FirstCash, Inc. 4.63%, 09/01/2028(5)	189,721
	Gap, Inc.
505,000	3.63%, 10/01/2029(5)	358,470
935,000	3.88%, 10/01/2031(5)	653,345
		1,201,536
	Software - 0.1%
510,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(5)	459,000
	Total Corporate Bonds (cost $9,116,956)	$ 8,055,632
FOREIGN GOVERNMENT OBLIGATIONS - 10.1%
	Angola - 0.1%
510,000	Angolan Government International Bonds 8.75%, 04/14/2032(7)	$ 421,474
	Brazil - 1.1%
	Brazil Notas do Tesouro Nacional
BRL 4,505,188	6.00%, 08/15/2050(8)	903,982
9,215,529	6.00%, 05/15/2055(8)	1,850,387
12,186,000	10.00%, 01/01/2029	2,240,579
		4,994,948
	Canada - 0.8%
CAD 5,116,509	Province of Ontario 2.00%, 12/01/2036(8)	3,627,787
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	114,673
	Colombia - 0.2%
	Colombia Government International Bonds
$ 685,000	3.88%, 02/15/2061	370,129
685,000	6.13%, 01/18/2041	537,725
		907,854
	Ghana - 0.1%
310,000	Ghana Government International Bonds 10.75%, 10/14/2030(7)	210,800
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 10.1% - (continued)
	Hungary - 0.3%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(7)	$ 1,171,177
	Indonesia - 0.4%
	Indonesia Government International Bonds
990,000	1.10%, 03/12/2033	807,252
1,050,000	1.40%, 10/30/2031	915,241
		1,722,493
	Mexico - 1.9%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,084,541
MXN 146,598,281	Mexico Udibonos 2.75%, 11/27/2031(8)	7,205,367
		8,289,908
	New Zealand - 1.5%
	New Zealand Government Inflation Linked Bonds
NZD 7,219,520	2.50%, 09/20/2035(7)(8)	4,598,860
3,096,768	2.50%, 09/20/2040(7)(8)	1,956,548
		6,555,408
	North Macedonia - 0.6%
	North Macedonia Government International Bonds
EUR 1,170,000	1.63%, 03/10/2028(7)	1,024,881
440,000	2.75%, 01/18/2025(7)	456,686
1,085,000	3.68%, 06/03/2026(5)	1,103,504
		2,585,071
	Romania - 0.3%
	Romania Government International Bonds
1,417,000	2.12%, 07/16/2031(7)	1,153,367
100,000	2.75%, 04/14/2041(5)	64,938
332,000	Romanian Government International Bonds 3.62%, 05/26/2030(5)	312,822
		1,531,127
	Russia - 0.1%
RUB 365,970,438	Russian Federal Inflation Linked Bonds - OFZ 2.50%, 02/02/2028(8)(9)	228,803
	Saudi Arabia - 0.3%
EUR 1,810,000	Saudi Government International Bonds 2.00%, 07/09/2039(7)	1,443,476
	Serbia - 0.1%
655,000	Serbia International Bonds 1.65%, 03/03/2033(5)	473,482
	South Korea - 1.1%
KRW 6,578,779,752	Inflation Linked Korea Treasury Bonds 1.13%, 06/10/2030(8)	4,863,311
	Sweden - 1.2%
SEK 55,744,796	Sweden Inflation Linked Bonds 0.13%, 06/01/2032(5)(7)(8)	5,164,808
	Total Foreign Government Obligations (cost $55,721,032)	$ 44,306,600
SENIOR FLOATING RATE INTERESTS - 2.5%(10)
	Advertising - 0.1%
$ 223,064	ABG Intermediate Holdings 2 LLC 8.58%, 12/21/2028, 1 mo. USD SOFR + 3.50%	$ 219,606

The accompanying notes are an integral part of these financial statements.
63

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Aerospace/Defense - 0.1%
$ 109,450	Spirit Aerosystems, Inc. 9.55%, 01/15/2027, 3 mo. USD SOFR + 4.50%	$ 108,972
259,830	TransDigm, Inc. 8.15%, 08/24/2028, 1 mo. EURIBOR + 3.25%	259,420
		368,392
	Airlines - 0.1%
153,000	Mileage Plus Holdings LLC 10.21%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	159,056
220,500	SkyMiles IP Ltd. 8.80%, 10/20/2027, 1 mo. USD SOFR + 3.75%	228,279
		387,335
	Apparel - 0.0%
100,000	Hanesbrands, Inc. 8.73%, 03/08/2030, 1 mo. USD SOFR + 3.75%	99,438
	Commercial Services - 0.3%
100,000	Belron Finance U.S. LLC 0.00%, 11/13/2025, 1 mo. USD SOFR + 2.25%(11)	99,750
EUR 290,000	Boels Topholding BV 6.01%, 02/06/2027, 3 mo. USD LIBOR + 3.25%	314,847
$ 316,684	Trans Union LLC 6.77%, 11/16/2026, 3 mo. EURIBOR + 1.75%	315,141
299,034	United Rentals, Inc. 6.73%, 10/31/2025, 1 mo. USD LIBOR + 1.75%	298,102
247,661	WEX, Inc. 7.35%, 03/31/2028, 3 mo. USD LIBOR + 2.25%	246,889
		1,274,729
	Construction Materials - 0.1%
271,600	Ingersoll-Rand Services Co. 6.83%, 03/01/2027, 3 mo. USD LIBOR + 1.75%	270,199
133,381	Quikrete Holdings, Inc. 7.65%, 02/01/2027, 3 mo. USD SOFR + 2.63%	132,428
117,671	Standard Industries, Inc. 7.33%, 09/22/2028, 1 mo. USD SOFR + 2.25%	117,311
		519,938
	Distribution/Wholesale - 0.0%
197,338	American Builders & Contractors Supply Co., Inc. 7.08%, 01/15/2027, 3 mo. USD LIBOR + 2.00%	196,240
	Diversified Financial Services - 0.1%
350,000	Delos Finance Sarl 6.91%, 10/06/2023, 3 mo. USD LIBOR + 1.75%	349,853
199,348	Fleetcor Technologies Operating Co. LLC 6.77%, 04/28/2028, 1 mo. USD LIBOR + 1.75%	196,939
		546,792
	Electric - 0.0%
115,309	ExGen Renewables IV LLC 7.46%, 12/15/2027, 1 mo. USD LIBOR + 2.50%	114,679
	Electronics - 0.1%
248,486	II-VI, Inc. 7.85%, 07/02/2029, 1 mo. USD SOFR + 2.75%	247,089
	Entertainment - 0.2%
130,000	Caesars Entertainment Corp. 8.33%, 02/06/2030, 1 mo. USD LIBOR + 3.25%	129,350
51,353	Crown Finance U.S., Inc. 14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	52,284
125,000	Formula One Holdings Ltd. 8.23%, 01/15/2030, 1 mo. USD LIBOR + 3.25%	125,094
183,281	Golden Entertainment, Inc. 8.03%, 10/21/2024, 1 mo. USD LIBOR + 3.00%	182,823
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Entertainment - 0.2% - (continued)
$ 98,189	NASCAR Holdings, Inc. 7.60%, 10/19/2026, 1 mo. USD LIBOR + 2.50%	$ 98,209
124,062	Penn Entertainment, Inc. 7.83%, 05/03/2029, 1 mo. USD LIBOR + 2.75%	123,442
		711,202
	Environmental Control - 0.1%
340,688	Clean Harbors, Inc. 7.02%, 10/08/2028, 1 mo. USD SOFR + 2.00%	341,965
	Covanta Holding Corp.
128,941	7.48%, 11/30/2028, 3 mo. USD SOFR + 2.50%	128,196
9,756	7.50%, 11/30/2028, 3 mo. USD LIBOR + 2.50%	9,700
		479,861
	Food - 0.0%
193,000	U.S. Foods, Inc. 7.77%, 11/22/2028, 1 mo. USD LIBOR + 2.75%	192,981
	Food Service - 0.1%
	Aramark Services, Inc.
156,908	6.77%, 03/11/2025, 1 mo. USD LIBOR + 1.75%	156,163
93,250	6.77%, 01/15/2027, 1 mo. USD LIBOR + 1.75%	91,945
		248,108
	Healthcare - Products - 0.1%
103,941	Avantor Funding, Inc. 7.33%, 11/08/2027, 3 mo. USD LIBOR + 2.25%	103,762
160,083	Sunshine Luxembourg VII Sarl 8.91%, 10/01/2026, 1 mo. USD LIBOR + 3.75%	158,143
		261,905
	Healthcare - Services - 0.1%
196,491	Catalent Pharma Solutions, Inc. 7.06%, 02/22/2028, 1 mo. USD SOFR + 2.00%	194,526
EUR 147,774	IQVIA, Inc. 5.02%, 06/11/2025, 3 mo. EURIBOR + 2.00%	162,196
		356,722
	Insurance - 0.2%
$ 188,438	Asurion LLC 9.08%, 08/19/2028, 3 mo. USD SOFR + 4.00%	174,743
202,256	Hub International Ltd. 8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	201,734
220,550	Sedgwick Claims Management Services, Inc. 8.73%, 02/17/2028, 1 mo. USD LIBOR + 3.75%	217,824
136,813	USI, Inc. 8.65%, 11/22/2029, 1 mo. USD LIBOR + 3.75%	136,413
		730,714
	Internet - 0.1%
210,186	Go Daddy Operating Co. LLC 8.23%, 11/09/2029, 1 mo. USD LIBOR + 3.25%	210,187
202,987	MH Sub I LLC 8.77%, 09/13/2024, 1 mo. USD SOFR + 3.75%	201,718
		411,905
	Leisure Time - 0.0%
162,938	Carnival Corp. 8.27%, 10/18/2028, 1 mo. USD LIBOR + 3.25%	159,747

The accompanying notes are an integral part of these financial statements.
64

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Lodging - 0.1%
$ 120,281	Four Seasons Hotels Ltd. 8.33%, 11/30/2029, 1 mo. USD SOFR + 3.25%	$ 120,516
145,462	Station Casinos LLC 7.28%, 02/08/2027, 1 mo. USD LIBOR + 2.25%	143,859
		264,375
	Media - 0.1%
252,796	Charter Communications Operating LLC 6.80%, 02/01/2027, 1 mo. USD SOFR + 1.75%	248,372
185,072	CSC Holdings LLC 9.39%, 01/18/2028, 1 mo. USD SOFR + 4.50%	170,035
		418,407
	Pharmaceuticals - 0.0%
207,140	Elanco Animal Health, Inc. 6.65%, 08/01/2027, 1 mo. USD SOFR + 1.75%	201,030
	Pipelines - 0.1%
12,526	BCP Renaissance Parent LLC 8.66%, 10/31/2024, 3 mo. USD LIBOR + 3.50%	12,398
119,799	DT Midstream, Inc. 7.02%, 06/26/2028, 1 mo. USD LIBOR + 2.00%	119,798
100,275	NorthRiver Midstream Finance LP 8.43%, 10/01/2025, 3 mo. USD LIBOR + 3.25%	99,852
136,920	Oryx Midstream Services Permian Basin LLC 8.19%, 10/05/2028, 1 mo. USD LIBOR + 3.25%	135,306
		367,354
	Retail - 0.2%
248,622	1011778 BC Unlimited Liability Co. 6.77%, 11/19/2026, 3 mo. USD LIBOR + 1.75%	245,671
105,626	Beacon Roofing Supply, Inc. 7.27%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	105,203
155,432	Great Outdoors Group LLC 8.77%, 03/06/2028, 1 mo. USD SOFR + 3.75%	153,976
161,704	IRB Holding Corp. 8.08%, 12/15/2027, 1 mo. USD LIBOR + 3.00%	158,936
326,321	KFC Holding Co. 6.71%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	323,932
		987,718
	Semiconductors - 0.0%
194,513	Entegris, Inc. 7.66%, 07/06/2029, 1 mo. USD SOFR + 2.75%	194,238
	Software - 0.2%
205,054	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	204,605
192,868	Hyland Software, Inc. 8.52%, 07/01/2024, 1 mo. USD SOFR + 3.50%	191,361
154,612	Open Text Corp. 8.58%, 01/31/2030, 1 mo. USD LIBOR + 3.50%	154,444
177,991	Peraton Corp. 8.83%, 02/01/2028, 1 mo. USD LIBOR + 3.75%	174,134
100,000	Quartz Acquireco LLC 0.00%, 04/14/2030, 1 mo. USD SOFR + 3.50%(11)	99,500
116,250	Science Applications International Corp. 6.96%, 10/31/2025, 1 mo. USD SOFR + 1.88%	116,250
140,005	SS&C Technologies, Inc. 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	139,673
		1,079,967
	Total Senior Floating Rate Interests (cost $11,074,454)	$ 11,040,472
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 5.6%
	Mortgage-Backed Agencies - 5.6%
	Federal Home Loan Mortgage Corp. - 0.2%
$ 6,402,338	0.94%, 11/25/2030(2)(4)	$ 314,151
960,301	0.97%, 11/25/2030(2)(4)	49,141
1,738,018	1.12%, 10/25/2030(2)(4)	100,567
5,209,476	1.21%, 06/25/2030(2)(4)	331,702
30,386	6.56%, 01/25/2051, 1 mo. USD SOFR + 2.00%(1)(5)	28,723
		824,284
	Uniform Mortgage-Backed Security - 5.4%
9,050,000	5.00%, 05/15/2053(12)	8,983,186
14,755,000	5.50%, 05/15/2053(12)	14,858,170
		23,841,356
	Total U.S. Government Agencies (cost $24,786,771)	$ 24,665,640
U.S. GOVERNMENT SECURITIES - 78.9%
	U.S. Treasury Securities - 78.9%
	U.S. Treasury Inflation-Protected Bonds - 2.0%
473,822	0.25%, 02/15/2050(8)	$ 339,046
4,844,487	0.63%, 02/15/2043(8)	4,057,258
4,909,453	1.00%, 02/15/2048(8)	4,316,723
		8,713,027
	U.S. Treasury Inflation-Protected Notes - 76.9%
7,556,246	0.13%, 04/15/2025(8)	7,287,350
11,308,828	0.13%, 04/15/2026(8)	10,822,129
11,632,274	0.13%, 07/15/2026(8)	11,170,505
40,419,173	0.13%, 10/15/2026(8)	38,662,676
13,306,469	0.13%, 01/15/2030(8)	12,334,993
20,764,755	0.13%, 07/15/2030(8)	19,205,168
20,579,637	0.13%, 07/15/2031(8)	18,823,535
33,377,638	0.25%, 07/15/2029(8)	31,475,047
3,436,697	0.38%, 01/15/2027(8)	3,302,484
11,644,407	0.38%, 07/15/2027(8)	11,211,380
6,072,612	0.50%, 01/15/2028(8)	5,843,347
89,910,948	0.63%, 01/15/2026(8)(13)(14)	87,558,688
25,885,926	0.63%, 07/15/2032(8)	24,533,993
48,190,401	0.88%, 01/15/2029(8)	47,099,528
4,036,189	1.25%, 04/15/2028(8)	4,025,521
5,259,668	1.63%, 10/15/2027(8)	5,335,944
		338,692,288
	Total U.S. Government Securities (cost $370,664,707)	$ 347,405,315
	Total Long-Term Investments (cost $491,884,163)	$ 453,513,831
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
970,949	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $971,337; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $990,447	$ 970,949
	Securities Lending Collateral - 0.1%
49,851	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(15)	49,851
166,170	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(15)	166,170

The accompanying notes are an integral part of these financial statements.
65

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
49,851	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(15)		$ 49,851
49,851	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(15)		49,851
			315,723
	Total Short-Term Investments (cost $1,286,672)		$ 1,286,672
	Total Investments Excluding Purchased Options (cost $493,170,835)	103.3%	$ 454,800,503
	Total Purchased Options (cost $113,282)	0.0%	$ 98,201
	Total Investments (cost $493,284,117)	103.3%	$ 454,898,704
	Other Assets and Liabilities	(3.3)%	(14,713,750)
	Total Net Assets	100.0%	$ 440,184,954
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $26,907,882, representing 6.1% of net assets.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $17,602,077, representing 4.0% of net assets.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Represents or includes a TBA transaction.
(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2023, the market value of securities pledged was $1,265,989.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $2,726,746.
(15)	Current yield as of period end.

OTC Option Contracts Outstanding at April 30, 2023
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put CNH	MSC	7.94	EUR	08/11/2023	27,006,000	EUR	27,006,000	$ 98,201	$ 113,282	$ (15,081)
Total purchased OTC option contracts								$ 98,201	$ 113,282	$ (15,081)

The accompanying notes are an integral part of these financial statements.
66

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	458	06/30/2023	$ 94,423,140	$ 526,592
U.S. Treasury 5-Year Note Future	352	06/30/2023	38,629,250	35,633
U.S. Treasury 10-Year Note Future	440	06/21/2023	50,689,375	1,166,575
U.S. Treasury 10-Year Ultra Future	24	06/21/2023	2,914,875	(296)
Total				$ 1,728,504
Short position contracts:
Canadian 10-Year Bond Future	64	06/21/2023	$ 5,955,729	$ (220,140)
Euro BUXL 30-Year Bond Future	44	06/08/2023	6,763,465	(279,126)
Euro-BOBL Future	76	06/08/2023	9,879,331	(26,360)
Euro-BUND Future	27	06/08/2023	4,033,088	(145,493)
U.S. Treasury Ultra Bond Future	68	06/21/2023	9,615,625	16,728
Total				$ (654,391)
Total futures contracts				$ 1,074,113

OTC Interest Rate Swap Contracts Outstanding at April 30, 2023
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA (1)	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/2024	At Maturity	$ —	$ —	$ 698,825	$ 698,825
BOA (1)	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/2029	At Maturity	—	—	387,742	387,742
CBK	2.84% Fixed	CPURNSA	USD	15,300,000	01/15/2027	At Maturity	—	—	464,452	464,452
CBK	2.83% Fixed	CPURNSA	USD	6,600,000	04/15/2026	At Maturity	—	—	470,822	470,822
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	1,511,916	1,511,916
Total OTC interest rate swap contracts							$ —	$ —	$ 3,533,757	$ 3,533,757

(1)	At April 30, 2023, the counterparty had deposited in a segregated account securities with a value of $2,466,000 in connection with open swap contracts.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	1,735,000	(1.00%)	06/20/2027	Quarterly	$ 80,404	$ 44,589	$ (35,815)
Total centrally cleared credit default swap contracts						$ 80,404	$ 44,589	$ (35,815)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
0.94% Fixed	12 Mo. Federal Funds Rate	USD	13,439,000	08/22/2024	Annual	$ —	$ —	$ 898,626	$ 898,626
1.03% Fixed	12 Mo. Federal Funds Rate	USD	9,012,000	09/06/2026	Annual	—	—	897,864	897,864
1.00% Fixed	12 Mo. Federal Funds Rate	USD	3,322,000	09/29/2026	Annual	34,399	—	335,139	300,740
3.25% Fixed	12 Mo. USD SOFR	USD	5,510,000	06/21/2053	Annual	—	(60,281)	(310,866)	(250,585)
Total centrally cleared interest rate swaps contracts						$ 34,399	$ (60,281)	$ 1,820,763	$ 1,846,645

The accompanying notes are an integral part of these financial statements.
67

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Bond Forward Contracts Outstanding at April 30, 2023
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/2025(1)	USD	14,424,145	04/15/2025	$(29,820)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/2025(1)	USD	10,232,186	07/15/2025	(17,323)
GSC	U.S. Treasury Inflation-Indexed Bonds, 0.50%, 04/15/2024(1)	USD	9,447,473	04/15/2024	(6,106)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	14,503,957	01/15/2026	(29,752)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	3,390,571	07/15/2028	(10,943)
Total Bond Forward Contracts					$(93,944)

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
39,400,000	BRL	7,713,083	USD	CBK	05/03/2023	$ 181,273
15,943,000	BRL	3,139,096	USD	CBK	06/02/2023	34,991
2,141,000	EUR	2,353,076	USD	JPM	05/31/2023	10,568
428,800,000	JPY	3,199,033	USD	JPM	05/31/2023	(37,101)
81,365,000	MXN	4,477,123	USD	DEUT	05/31/2023	17,436
50,550,000	NOK	4,773,352	USD	MSC	05/31/2023	(22,248)
58,382,000	ZAR	3,205,046	USD	HSBC	05/31/2023	(22,972)
7,669,000	USD	39,400,000	BRL	CBK	05/03/2023	(225,356)
4,618,565	USD	23,457,000	BRL	CBK	06/02/2023	(51,483)
3,256,795	USD	4,408,000	CAD	MSC	05/31/2023	1,359
12,974,023	USD	11,767,224	EUR	UBS	05/31/2023	(16,880)
4,621,317	USD	6,156,288,000	KRW	MSC	05/31/2023	12,800
8,212,947	USD	149,258,000	MXN	DEUT	05/31/2023	(31,984)
6,244,772	USD	10,164,000	NZD	RBC	05/31/2023	(40,180)
5,144,634	USD	52,946,000	SEK	UBS	05/31/2023	(26,960)
Total foreign currency contracts						$ (216,737)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
68

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 17,305,988	$ —	$ 17,305,988	$ —
Convertible Bonds	734,184	—	734,184	—
Corporate Bonds	8,055,632	—	8,055,632	—
Foreign Government Obligations	44,306,600	—	44,306,600	—
Senior Floating Rate Interests	11,040,472	—	11,040,472	—
U.S. Government Agencies	24,665,640	—	24,665,640	—
U.S. Government Securities	347,405,315	—	347,405,315	—
Short-Term Investments	1,286,672	315,723	970,949	—
Purchased Options	98,201	—	98,201	—
Foreign Currency Contracts(2)	258,427	—	258,427	—
Futures Contracts(2)	1,745,528	1,745,528	—	—
Swaps - Interest Rate(2)	5,630,987	—	5,630,987	—
Total	$ 462,533,646	$ 2,061,251	$ 460,472,395	$ —
Liabilities
Bond Forward Contracts(2)	$ (93,944)	$ —	$ (93,944)	$ —
Foreign Currency Contracts(2)	(475,164)	—	(475,164)	—
Futures Contracts(2)	(671,415)	(671,415)	—	—
Swaps - Credit Default(2)	(35,815)	—	(35,815)	—
Swaps - Interest Rate(2)	(250,585)	—	(250,585)	—
Total	$ (1,526,923)	$ (671,415)	$ (855,508)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
69

The Hartford Municipal Opportunities Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4%
	Alabama - 3.0%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$ 1,379,675
	Black Belt Energy Gas Dist, AL, Rev
1,250,000	4.00%, 12/01/2023	1,247,776
1,570,000	4.00%, 12/01/2024	1,565,549
2,955,000	4.00%, 10/01/2052	2,946,439
10,000,000	5.25%, 02/01/2053	10,623,226
1,630,000	5.25%, 12/01/2053	1,778,393
2,660,000	County of Jefferson, AL, GO 5.00%, 04/01/2024	2,699,787
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,163,964
	Lower Alabama Gas Dist, AL, Rev
6,915,000	4.00%, 12/01/2050	6,914,062
3,000,000	5.00%, 09/01/2028	3,090,837
4,000,000	5.00%, 09/01/2031	4,126,344
2,940,000	Southeast Alabama Gas Supply Dist, AL, Rev 4.00%, 06/01/2049	2,942,552
2,165,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.50%, 01/01/2053	2,339,016
	State of Alabama Docks Department, AL, Rev, (AGM Insured)
230,000	5.00%, 10/01/2024	233,898
1,000,000	5.00%, 10/01/2032	1,056,842
	Troy University, AL, Rev, (BAM Insured)
1,000,000	5.00%, 11/01/2025	1,049,561
1,250,000	5.00%, 11/01/2026	1,341,037
1,620,000	5.00%, 11/01/2027	1,771,347
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,536,623
		51,806,928
	Alaska - 0.4%
	CIVIC Ventures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,035,853
1,000,000	5.00%, 09/01/2026	1,017,481
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,374,194
2,255,000	4.00%, 06/01/2038	2,192,624
		6,620,152
	Arizona - 0.3%
1,965,000	Maricopa County Industrial Dev Auth, AZ, Rev 4.00%, 10/15/2047(1)	1,624,116
42,000	Sundance Community Facs Dist, AZ, Rev 7.13%, 07/01/2027(1)	41,484
2,870,000	Tempe Industrial Dev Auth, AZ, Rev 1.13%, 12/01/2026	2,639,720
		4,305,320
	California - 6.9%
7,960,000	Bay Area Toll Auth, CA, Rev 4.16%, 04/01/2056(2)	7,787,325
	California Community Choice Financing Auth, CA, Rev
4,790,000	4.00%, 10/01/2052	4,820,393
3,020,000	5.00%, 12/01/2053	3,203,871
	California County Tobacco Securitization Agency, CA, Rev
150,000	5.00%, 06/01/2030	166,180
300,000	5.00%, 06/01/2032	331,362
500,000	5.00%, 06/01/2033	551,607
	California Enterprise Dev Auth, CA, Rev
1,250,000	5.00%, 08/01/2035	1,310,254
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	California - 6.9% - (continued)
$ 1,075,000	5.00%, 08/01/2055	$ 1,077,827
	California Health Facs Financing Auth, CA, Rev
5,155,000	4.00%, 08/15/2040	5,190,978
1,000,000	5.00%, 02/01/2029	1,078,045
	California Municipal Finance Auth, CA, Rev
4,150,000	4.00%, 10/01/2046	3,824,882
1,000,000	4.00%, 10/01/2049	905,266
3,000,000	5.00%, 12/31/2027	3,180,997
775,000	5.00%, 05/15/2028	838,507
800,000	5.00%, 05/15/2031	893,748
	California Public Finance Auth, CA, Rev
1,195,000	2.38%, 11/15/2028(1)	1,124,980
1,000,000	3.13%, 05/15/2029(1)	922,514
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	602,757
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,677,868
4,000,000	4.00%, 05/15/2035	4,272,327
1,000,000	5.00%, 05/15/2029	1,072,548
1,760,000	5.00%, 05/15/2037	1,943,459
1,500,000	5.00%, 05/15/2038	1,647,258
1,000,000	5.25%, 05/15/2039	1,117,351
	Elk Grove Finance Auth, CA, Special Tax, (BAM Insured)
315,000	5.00%, 09/01/2031	333,670
910,000	5.00%, 09/01/2032	963,637
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(3)	1,935,397
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(3)	5,296,783
	Hemet Unified School Dist Financing Auth, CA, Special Tax
1,440,000	5.00%, 09/01/2030	1,478,576
1,535,000	5.00%, 09/01/2031	1,575,699
	Inglewood Redev Agency Successor Agency, CA, Tax Allocation, (BAM Insured)
1,000,000	5.00%, 05/01/2028	1,085,951
1,000,000	5.00%, 05/01/2029	1,091,113
5,225,000	Long Beach Bond Finance Auth, CA, Rev 4.71%, 11/15/2027, 3 mo. USD LIBOR + 1.450%(2)	5,167,858
2,500,000	Los Angeles Department of Water & Power, CA, Rev 5.00%, 07/01/2025	2,621,232
2,755,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2025	2,889,784
3,710,000	Northern California Energy Auth, CA, Rev 4.00%, 07/01/2049	3,734,857
	Oakland Unified School Dist/Alameda County, CA, GO, (AGM Insured)
475,000	4.00%, 08/01/2034	497,597
1,000,000	4.00%, 08/01/2036	1,037,536
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	1,011,473
1,000,000	5.00%, 08/15/2036	1,035,344
2,500,000	5.00%, 08/15/2041	2,556,177
1,000,000	Rancho Cucamonga Redev Agency Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 09/01/2029	1,032,281
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,022,512

The accompanying notes are an integral part of these financial statements.
70

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	California - 6.9% - (continued)
$ 50,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	$ 50,075
	San Diego Unified School Dist, CA, GO
805,000	4.00%, 07/01/2034	826,343
865,000	4.00%, 07/01/2035	884,229
	San Joaquin Hills Transportation Corridor Agency, CA, Rev
4,382,000	4.00%, 01/15/2034	4,587,494
2,665,000	5.00%, 01/15/2033	3,007,259
	Santa Margarita Water Dist, CA, Special Tax
475,000	5.00%, 09/01/2023	476,628
480,000	5.00%, 09/01/2024	481,972
480,000	5.00%, 09/01/2025	482,382
2,065,000	5.00%, 09/01/2028	2,115,504
	State of California, CA, GO
2,315,000	4.00%, 11/01/2041	2,330,366
3,000,000	5.00%, 08/01/2029	3,239,031
5,000,000	5.00%, 04/01/2042	5,358,724
2,500,000	5.00%, 10/01/2042	2,858,691
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 09/01/2029	1,610,857
		119,219,336
	Colorado - 2.5%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (State Aid Withholding Insured) 5.50%, 12/01/2034	1,899,325
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,613,212
1,000,000	5.00%, 12/01/2034	1,140,012
1,575,000	5.00%, 12/01/2036	1,775,872
1,500,000	5.00%, 11/15/2039	1,699,232
750,000	5.00%, 11/15/2042	833,359
2,475,000	5.75%, 11/15/2039	2,875,138
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,154,110
3,150,000	5.00%, 11/01/2040	3,322,970
6,665,000	5.00%, 08/01/2044	6,881,297
1,000,000	5.25%, 11/01/2039	1,087,223
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,516,436
3,650,000	E-470 Public Highway Auth, CO, Rev 3.57%, 09/01/2039, 3 mo. USD SOFR + 0.35%(2)	3,626,157
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,081,127
1,195,000	5.00%, 12/01/2033	1,315,222
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,124,556
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051	1,538,982
	Vauxmont Metropolitan Dist, CO, GO, (AGM Insured)
230,000	5.00%, 12/15/2023	232,110
125,000	5.00%, 12/15/2025	131,383
50,000	5.00%, 12/15/2026	53,010
225,000	5.00%, 12/15/2030	238,506
160,000	5.00%, 12/15/2032	169,472
		43,308,711
	Connecticut - 2.0%
6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	6,804,524
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Connecticut - 2.0% - (continued)
$ 950,000	City of Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	$ 996,158
2,600,000	City of New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,653,264
	Connecticut Housing Finance Auth, CT, Rev
15,000	4.00%, 11/15/2044	14,983
235,000	4.00%, 11/15/2045	234,355
3,300,000	4.00%, 05/15/2047	3,291,814
	Connecticut State Health & Educational Facs Auth, CT, Rev
9,290,000	1.10%, 07/01/2049	8,905,465
4,285,000	2.80%, 07/01/2048	4,244,577
650,000	5.00%, 07/01/2029	723,194
145,000	5.00%, 07/01/2031	162,893
620,000	State of Connecticut Special Tax, CT, Rev 5.00%, 05/01/2033	716,101
	State of Connecticut, CT, GO
250,000	5.00%, 03/15/2024	254,155
1,450,000	5.00%, 03/15/2025	1,507,172
750,000	5.00%, 05/15/2025	782,496
2,425,000	5.00%, 06/15/2026	2,589,408
		33,880,559
	District of Columbia - 0.3%
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	714,430
270,000	5.00%, 07/01/2037	250,786
	Metropolitan Washington Airports Auth, Aviation, DC, Rev
755,000	5.00%, 10/01/2028	824,358
3,000,000	5.00%, 10/01/2033	3,329,187
		5,118,761
	Florida - 4.2%
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,360,685
1,000,000	5.00%, 10/01/2028	1,041,786
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,214,629
3,380,000	City of Gainesville Utilities System, FL, Rev 5.00%, 10/01/2047	3,592,206
	City of Pompano Beach, FL, Rev
1,490,000	1.45%, 01/01/2027	1,309,837
3,600,000	2.00%, 01/01/2029	3,015,685
	City of Port St Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,105,823
3,000,000	4.00%, 07/01/2029	3,092,299
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(3)	585,330
1,000,000	0.00%, 09/01/2038(3)	521,405
1,250,000	County of Broward Airport System, FL, Rev 5.00%, 10/01/2024	1,269,634
2,830,000	County of Broward Port Facs, FL, Rev 5.00%, 09/01/2028	3,153,110
	County of Miami-Dade Aviation, FL, Rev
1,000,000	5.00%, 10/01/2024	1,000,833
530,000	5.00%, 10/01/2027	538,127
2,000,000	5.00%, 10/01/2033	2,026,668
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,368,685
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(3)	915,982
1,000,000	0.00%, 10/01/2032(3)	657,610

The accompanying notes are an integral part of these financial statements.
71

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Florida - 4.2% - (continued)
$ 2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	$ 1,843,432
	Florida Dev Finance Corp., FL, Rev
500,000	5.00%, 04/01/2024	507,886
200,000	5.00%, 04/01/2025	205,481
4,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2031	4,389,963
55,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039*(4)	30,250
1,000,000	Manatee County School Dist, FL, Rev, (AGM Insured) 5.00%, 10/01/2030	1,081,988
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,012,421
	Orange County Convention Center, FL, Rev
1,000,000	5.00%, 10/01/2024	1,021,383
1,520,000	5.00%, 10/01/2025	1,589,528
	Orange County Health Facs Auth, FL, Rev
1,190,000	5.00%, 08/01/2024	1,228,603
1,280,000	5.00%, 08/01/2025	1,321,523
1,350,000	5.00%, 08/01/2026	1,393,793
1,000,000	5.00%, 10/01/2038	1,108,496
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046	7,004,631
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,617,231
4,850,000	5.00%, 01/01/2055	4,012,032
1,150,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	1,204,184
220,000	Seminole County Industrial Dev Auth, FL, Rev 3.75%, 11/15/2025	220,027
1,000,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	700,685
840,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	721,267
8,175,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,170,121
	Volusia County Educational Facility Auth, FL, Rev
60,000	4.00%, 10/15/2035	61,076
55,000	4.00%, 10/15/2036	55,549
750,000	4.00%, 10/15/2037	752,762
750,000	4.00%, 10/15/2038	747,987
		72,772,633
	Georgia - 3.8%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032	4,246,203
	Dev Auth of Burke County, GA, Rev
4,995,000	1.50%, 01/01/2040	4,729,534
2,665,000	2.25%, 10/01/2032	2,661,696
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049	3,235,329
1,455,000	3.88%, 10/01/2048	1,461,540
	Main Street Natural Gas, Inc., GA, Rev
1,100,000	4.00%, 12/01/2024	1,098,546
1,250,000	4.00%, 12/01/2025	1,248,600
2,150,000	4.00%, 08/01/2049	2,160,593
5,915,000	4.00%, 05/01/2052	5,892,318
18,245,000	4.00%, 07/01/2052	18,325,685
4,165,000	5.00%, 05/15/2032	4,345,878
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	992,522
1,075,000	5.00%, 01/01/2024	1,075,956
4,595,000	5.00%, 01/01/2028	4,827,285
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Georgia - 3.8% - (continued)
$ 1,825,000	5.00%, 01/01/2028	$ 1,942,688
740,000	5.00%, 01/01/2031	831,748
1,100,000	5.00%, 01/01/2032	1,235,691
515,000	5.00%, 01/01/2033	577,929
3,130,000	5.00%, 07/01/2052	3,235,114
1,700,000	5.00%, 01/01/2056	1,726,896
		65,851,751
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	1,389,907
	Idaho - 0.3%
4,930,000	Idaho Health Facs Auth, ID, Rev 4.00%, 03/01/2046	4,525,282
	Illinois - 13.1%
	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO
530,000	0.00%, 01/01/2025(3)	499,122
765,000	0.00%, 01/01/2027(3)	675,913
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	1,009,568
1,000,000	5.25%, 04/01/2035	1,110,830
2,120,000	5.25%, 04/01/2036	2,326,703
715,000	6.00%, 04/01/2046	751,231
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(3)	2,259,683
3,495,000	4.00%, 12/01/2047	3,003,000
600,000	5.00%, 12/01/2023	603,541
1,000,000	5.00%, 12/01/2024	1,019,204
8,250,000	5.00%, 12/01/2031	8,647,129
2,440,000	5.00%, 12/01/2032	2,557,079
3,500,000	5.00%, 12/01/2034	3,597,211
1,510,000	5.00%, 12/01/2042	1,500,616
3,760,000	5.00%, 12/01/2046	3,718,769
4,350,000	Chicago O'Hare International Airport, IL, Rev 4.50%, 01/01/2048	4,338,803
415,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2025	427,972
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	928,122
1,250,000	4.00%, 12/01/2055	1,135,779
8,250,000	5.00%, 12/01/2046	8,445,805
1,000,000	5.00%, 12/01/2052	1,031,853
1,000,000	5.00%, 12/01/2055	1,035,632
	City of Chicago Wastewater Transmission, IL, Rev
1,000,000	5.00%, 01/01/2028	1,019,726
2,500,000	5.00%, 01/01/2029	2,549,187
	City of Chicago Waterworks, IL, Rev
135,000	5.00%, 11/01/2023	135,131
1,000,000	5.00%, 11/01/2027	1,051,129
1,020,000	5.00%, 11/01/2028	1,043,388
1,205,000	5.00%, 11/01/2029	1,212,719
	City of Chicago, IL, GO, (NATL Insured)
325,000	0.00%, 01/01/2026(3)	292,132
2,000,000	5.00%, 01/01/2024	2,016,927

The accompanying notes are an integral part of these financial statements.
72

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Illinois - 13.1% - (continued)
$ 3,465,000	Cook County Community Consolidated School Dist No. 15 Palatine, IL, GO 5.00%, 12/01/2024	$ 3,563,783
	Cook County Community High School Dist No. 212 Leyden, IL, Rev, (BAM Insured)
1,775,000	5.00%, 12/01/2026	1,825,049
310,000	5.00%, 12/01/2027	318,258
1,000,000	5.00%, 12/01/2034	1,021,674
	County of Cook Sales Tax, IL, Rev
1,000,000	5.00%, 11/15/2030	1,130,068
1,690,000	5.00%, 11/15/2031	1,905,276
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,168,506
2,970,000	4.00%, 11/15/2026	3,076,599
1,000,000	5.00%, 11/15/2026	1,063,022
4,300,000	5.00%, 11/15/2027	4,575,445
	Illinois Finance Auth, IL, Rev
1,000,000	5.00%, 10/01/2023	1,006,418
1,000,000	5.00%, 11/15/2023	1,006,892
700,000	5.00%, 10/01/2028	746,238
1,000,000	5.00%, 11/15/2028	1,044,161
2,650,000	5.00%, 11/15/2031	2,745,817
2,500,000	5.00%, 11/15/2033	2,579,287
2,135,000	5.00%, 11/15/2034	2,203,532
1,045,000	5.00%, 08/15/2035	1,181,562
3,035,000	5.00%, 05/15/2050	3,069,807
5,445,000	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 08/01/2048	5,436,972
1,000,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2027	1,001,451
	Kane Cook & DuPage Counties School Dist No. U-46 Elgin, IL, GO
4,200,000	5.00%, 01/01/2031	4,226,592
1,700,000	5.00%, 01/01/2034	1,710,781
1,700,000	5.00%, 01/01/2035	1,719,246
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,918,451
2,000,000	5.00%, 01/01/2029	2,155,740
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM Insured)
1,150,000	5.00%, 02/01/2025	1,186,921
4,000,000	5.00%, 02/01/2026	4,213,564
1,665,000	5.00%, 02/01/2034	1,741,336
	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured)
4,000,000	0.00%, 12/15/2024(3)	3,763,241
2,000,000	0.00%, 06/15/2027(3)	1,736,034
3,895,000	0.00%, 12/15/2042(3)	2,425,347
2,980,000	4.00%, 12/15/2042	2,727,389
1,000,000	5.00%, 12/15/2035	1,021,997
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
1,000,000	4.00%, 12/01/2051	952,839
1,635,000	5.00%, 12/01/2025	1,724,118
	Railsplitter Tobacco Settlement Auth, IL, Rev
1,000,000	5.00%, 06/01/2026	1,059,231
1,940,000	5.00%, 06/01/2027	2,061,014
	Regional Transportation Auth, IL, Rev
600,000	5.00%, 06/01/2035	632,460
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Illinois - 13.1% - (continued)
$ 6,010,000	6.00%, 07/01/2024	$ 6,112,236
	Sales Tax Securitization Corp., IL, Rev
1,000,000	5.00%, 01/01/2025	1,030,369
7,900,000	5.00%, 01/01/2026	8,269,753
2,560,000	5.00%, 01/01/2029	2,822,072
5,545,000	5.00%, 01/01/2030	6,170,147
2,775,000	5.00%, 01/01/2033	3,199,862
1,650,000	5.00%, 01/01/2036	1,794,202
1,520,000	5.00%, 01/01/2037	1,640,336
1,185,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2024	1,186,733
	State of Illinois, IL, GO
3,500,000	5.00%, 11/01/2024	3,572,894
4,785,000	5.00%, 11/01/2025	4,961,936
1,985,000	5.00%, 02/01/2026	2,006,583
2,000,000	5.00%, 10/01/2026	2,106,722
6,540,000	5.00%, 11/01/2026	6,903,280
1,250,000	5.00%, 02/01/2027	1,324,143
5,000,000	5.00%, 10/01/2027	5,353,299
2,715,000	5.00%, 11/01/2028	2,914,643
1,215,000	5.00%, 03/01/2029	1,326,975
5,480,000	5.00%, 10/01/2031	6,079,521
950,000	5.00%, 05/01/2033	962,341
5,240,000	5.00%, 12/01/2034	5,550,513
3,460,000	5.00%, 03/01/2046	3,631,116
835,000	5.38%, 05/01/2023	835,000
3,780,000	5.50%, 03/01/2042	4,181,007
		224,525,705
	Indiana - 1.2%
1,927,909	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	1,749,707
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045	13,268,040
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 12/01/2029	1,034,475
1,335,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA Insured) 3.25%, 07/01/2049	1,310,032
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	963,561
180,000	5.00%, 01/01/2034	198,594
	Indianapolis Local Public Improvement Bond Bank, IN, Rev
1,000,000	5.00%, 01/01/2029	1,007,508
1,000,000	5.00%, 01/01/2031	1,044,059
		20,575,976
	Iowa - 0.4%
650,000	Iowa Student Loan Liquidity Corp., IA, Rev 5.00%, 12/01/2024	661,782
6,115,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	6,045,465
		6,707,247
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,022,951
1,390,000	5.00%, 09/01/2028	1,449,451
		2,472,402
	Kentucky - 0.8%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044	4,011,196
	Kentucky Bond Dev Corp., KY, Rev
1,000,000	5.00%, 09/01/2032	1,113,256
1,100,000	5.00%, 09/01/2033	1,219,973
1,200,000	5.00%, 09/01/2034	1,325,578

The accompanying notes are an integral part of these financial statements.
73

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Kentucky - 0.8% - (continued)
$ 1,025,000	5.00%, 09/01/2035	$ 1,123,853
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AGM Insured) 5.00%, 12/01/2047	1,371,418
4,000,000	Kentucky Public Energy Auth, KY, Rev 4.00%, 01/01/2049	4,009,754
		14,175,028
	Louisiana - 1.2%
2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AGM Insured) 5.00%, 12/01/2027	2,095,774
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041	1,674,058
975,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	982,786
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	956,325
1,155,000	6.00%, 11/15/2030	1,150,133
1,750,000	6.00%, 11/15/2035	1,687,304
	New Orleans Aviation Board, LA, Rev
750,000	5.00%, 01/01/2026	776,743
500,000	5.00%, 01/01/2027	525,593
1,250,000	5.00%, 01/01/2034	1,272,262
3,740,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037	3,536,454
	Regional Transit Auth Sales Tax, LA, Rev, (AGM Insured)
1,815,000	5.00%, 01/01/2026	1,913,268
1,220,000	5.00%, 01/01/2027	1,315,539
2,975,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.87%, 05/01/2043, 3 mo. USD SOFR + 0.50%(2)	2,906,596
		20,792,835
	Maine - 0.2%
1,000,000	Finance Auth of Maine, ME, Rev, (AGM Insured) 5.00%, 12/01/2023	1,007,204
	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured)
535,000	5.00%, 07/01/2023	536,386
675,000	5.00%, 07/01/2024	688,583
1,505,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	1,503,498
		3,735,671
	Maryland - 0.0%
480,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(1)	470,957
	Massachusetts - 2.2%
1,000,000	Massachusetts Clean Water Trust, MA, Rev 5.00%, 02/01/2024	1,014,203
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	4.00%, 10/01/2024(1)	997,931
1,000,000	4.00%, 10/01/2025(1)	995,424
635,000	4.00%, 10/01/2026(1)	629,985
165,000	4.00%, 07/15/2036	169,020
3,760,000	4.46%, 07/01/2049(1)(2)	3,714,854
1,000,000	5.00%, 07/01/2025	1,035,671
1,720,000	5.00%, 07/01/2028	1,805,705
1,850,000	5.00%, 07/01/2029	1,943,351
3,350,000	5.00%, 07/01/2030	3,516,872
955,000	5.00%, 07/01/2031	999,103
2,760,000	5.00%, 07/01/2035	2,855,365
1,500,000	5.00%, 07/15/2040	1,769,632
1,000,000	5.25%, 07/01/2048	1,066,711
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Massachusetts - 2.2% - (continued)
$ 1,175,000	5.25%, 07/01/2052	$ 1,233,750
	Massachusetts Educational Financing Auth, MA, Rev
500,000	5.00%, 01/01/2025	510,125
1,030,000	5.00%, 07/01/2026	1,075,465
1,050,000	5.00%, 07/01/2027	1,114,569
1,125,000	5.00%, 07/01/2030	1,230,030
1,250,000	5.00%, 07/01/2031	1,380,455
4,300,000	Massachusetts Health & Educational Facs Auth, MA, Rev 4.00%, 07/01/2027	4,300,000
	Massachusetts Housing Finance Agency, MA, Rev
275,000	3.15%, 06/01/2023	274,831
400,000	3.25%, 06/01/2024	397,660
3,000,000	5.50%, 12/01/2052	3,219,529
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	216,435
		37,466,676
	Michigan - 2.1%
5,000,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2029	5,359,583
	Michigan Finance Auth, MI, Rev
1,000,000	4.00%, 12/01/2047	938,229
1,000,000	5.00%, 07/01/2027	1,033,765
1,000,000	5.00%, 07/01/2028	1,033,765
1,000,000	5.00%, 07/01/2029	1,018,284
2,700,000	5.00%, 10/01/2030	2,750,617
2,555,000	5.00%, 06/01/2033	2,607,619
1,000,000	5.00%, 06/01/2034	1,020,594
915,000	5.00%, 11/01/2034	1,015,547
1,000,000	5.00%, 11/01/2035	1,108,064
1,000,000	5.00%, 11/01/2036	1,100,708
1,000,000	5.00%, 11/01/2038	1,089,375
1,000,000	Michigan State Building Auth, MI, Rev 5.00%, 04/15/2027	1,073,933
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,566,839
345,000	4.00%, 11/15/2032	358,273
2,075,000	5.00%, 11/15/2047	2,163,100
	Michigan State Housing Dev Auth, MI, Rev
1,985,000	4.25%, 12/01/2049	1,993,077
5,080,000	5.50%, 12/01/2053	5,522,238
370,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	402,172
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,551,154
		35,706,936
	Minnesota - 1.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 4.00%, 02/01/2027	1,208,337
1,933,657	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,622,238
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,108,305
1,000,000	5.00%, 01/01/2036	1,097,381
1,000,000	5.00%, 01/01/2037	1,087,058
1,750,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	1,681,297
	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC Insured)
280,000	1.45%, 07/01/2024	272,633
340,000	1.55%, 07/01/2025	325,563

The accompanying notes are an integral part of these financial statements.
74

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Minnesota - 1.3% - (continued)
$ 4,320,000	3.00%, 01/01/2051	$ 4,194,221
10,600,000	3.00%, 07/01/2052	10,263,559
		22,860,592
	Mississippi - 0.4%
	State of Mississippi Gaming Tax, MS, Rev
1,000,000	5.00%, 10/15/2025	1,040,592
2,450,000	5.00%, 10/15/2029	2,558,216
1,000,000	5.00%, 10/15/2036	1,067,522
1,600,000	5.00%, 10/15/2037	1,699,839
		6,366,169
	Missouri - 0.6%
	City of St Louis Airport, MO, Rev
540,000	5.00%, 07/01/2030	586,600
1,000,000	5.00%, 07/01/2047	1,042,469
5,400,000	Kirkwood Industrial Dev Auth, MO, Rev 5.25%, 05/15/2042	4,610,982
2,655,000	Missouri Housing Dev Commission, MO, Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	2,592,959
1,255,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,254,152
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027*(4)	260,000
		10,347,162
	Montana - 0.2%
1,380,000	Montana Board of Housing, MT, Rev 4.00%, 12/01/2043	1,375,319
2,500,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2028	2,640,617
		4,015,936
	Nebraska - 0.8%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049	1,004,122
210,000	5.00%, 09/01/2025	214,514
3,325,000	5.00%, 09/01/2028	3,490,175
1,530,000	5.00%, 09/01/2033	1,663,290
3,890,000	5.00%, 09/01/2042	4,051,159
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030	4,067,130
		14,490,390
	Nevada - 0.9%
	City of Las Vegas Special Improvement Dist Nos 808 & 810, NV, Special Assessment
260,000	5.00%, 06/01/2027	262,261
285,000	5.00%, 06/01/2028	287,366
500,000	5.00%, 06/01/2029	503,426
	City of North Las Vegas, NV, Special Assessment
455,000	4.50%, 06/01/2039	431,236
700,000	4.63%, 06/01/2043	655,149
945,000	4.63%, 06/01/2049	862,831
	City of Reno, NV, Rev
250,000	5.00%, 06/01/2024	252,727
250,000	5.00%, 06/01/2026	260,685
240,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(1)	234,708
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	874,729
1,000,000	5.00%, 06/15/2028	1,102,153
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Nevada - 0.9% - (continued)
$ 1,900,000	5.00%, 06/15/2029	$ 2,088,879
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	2,010,737
400,000	5.00%, 07/01/2031	407,314
365,000	5.00%, 07/01/2032	371,339
300,000	5.00%, 07/01/2033	305,038
475,000	5.00%, 07/01/2034	482,216
2,995,000	5.00%, 07/01/2037	3,343,607
750,000	5.00%, 07/01/2043	786,433
10,000	State of Nevada, NV, GO 5.00%, 03/01/2026	10,012
		15,532,846
	New Hampshire - 0.1%
1,320,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2041	1,084,949
	New Jersey - 1.7%
705,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(3)	700,883
	New Jersey Economic Dev Auth, NJ, Rev
1,200,000	5.00%, 06/15/2023	1,202,032
1,295,000	5.00%, 03/01/2028	1,408,217
1,000,000	5.00%, 11/01/2032	1,151,144
1,500,000	5.00%, 11/01/2033	1,720,651
1,285,000	5.00%, 11/01/2034	1,464,384
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM Insured) 4.00%, 07/01/2050	791,961
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,467,645
1,000,000	5.00%, 12/01/2026	1,044,945
	New Jersey Transportation Trust Fund Auth, NJ, Rev, (AGM Insured)
5,000,000	0.00%, 12/15/2032(3)	3,584,906
1,000,000	5.00%, 12/15/2023	1,008,630
1,610,000	5.00%, 12/15/2024	1,651,648
1,000,000	5.00%, 06/15/2034	1,144,984
1,000,000	5.00%, 06/15/2035	1,133,368
	New Jersey Turnpike Auth, NJ, Rev
3,365,000	4.00%, 01/01/2042	3,345,516
2,725,000	5.25%, 01/01/2026	2,878,806
1,000,000	Newark Board of Education, NJ, GO, (BAM School Board Reserve Fund Insured) 4.00%, 07/15/2034	1,037,107
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,125,802
		29,862,629
	New Mexico - 0.2%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,060,995
1,580,000	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 03/01/2053	1,600,648
		2,661,643
	New York - 13.9%
2,065,000	Brookhaven Local Dev Corp., NY, Rev 1.63%, 11/01/2025	1,920,236
	City of New York, NY, GO
785,000	4.00%, 03/01/2038	800,617
4,900,000	5.00%, 08/01/2026	5,246,129
60,000	Huntington Local Dev Corp., NY, Rev 3.00%, 07/01/2025	57,946

The accompanying notes are an integral part of these financial statements.
75

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	New York - 13.9% - (continued)
$ 7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050	$ 7,032,882
	Metropolitan Transportation Auth, NY, Rev, (AGM Insured)
370,000	0.00%, 11/15/2027(3)	313,276
1,000,000	5.00%, 11/15/2030	1,086,161
1,025,000	5.00%, 11/15/2032	1,130,373
4,000,000	5.00%, 11/15/2034	4,045,065
845,000	5.00%, 11/15/2036	893,787
9,005,000	5.00%, 11/15/2045	9,765,142
5,755,000	5.00%, 11/15/2052	5,887,097
1,335,000	New York City Housing Dev Corp., NY, Rev 4.50%, 02/15/2048	1,306,270
	New York City Industrial Dev Agency, NY, Rev, (AGM Insured)
2,750,000	3.00%, 01/01/2039	2,367,071
1,180,000	5.00%, 03/01/2030	1,327,536
	New York City Municipal Water Finance Auth, NY, Rev
3,450,000	4.13%, 06/15/2047	3,419,071
3,335,000	5.00%, 06/15/2044	3,681,095
1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	1,060,416
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
1,875,000	4.00%, 05/01/2035	1,974,761
3,000,000	4.00%, 11/01/2036	3,086,641
1,525,000	4.00%, 11/01/2037	1,548,777
3,460,000	4.00%, 05/01/2038	3,506,277
1,000,000	4.00%, 05/01/2039	1,003,837
2,345,000	5.00%, 11/01/2033	2,734,423
2,995,000	5.00%, 05/01/2036	3,336,045
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,048,351
2,145,000	1.20%, 11/15/2028	1,844,754
2,035,000	2.75%, 02/15/2044	1,501,148
14,775,000	5.00%, 11/15/2044(1)	14,301,574
2,300,000	5.15%, 11/15/2034(1)	2,301,628
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	22,961,456
2,500,000	5.00%, 03/15/2030	2,593,561
2,500,000	5.00%, 03/15/2033	2,670,990
3,800,000	5.00%, 03/15/2035	4,235,784
4,000,000	5.00%, 03/15/2043	4,219,703
33,000,000	New York State Housing Finance Agency, NY, Rev 3.80%, 11/15/2037	33,000,000
1,000,000	New York State Thruway Auth, NY, Rev 4.00%, 01/01/2037	1,006,311
15,000,000	New York State Urban Dev Corp., NY, Rev 4.00%, 03/15/2037	15,401,394
	New York Transportation Dev Corp., NY, Rev
1,350,000	5.00%, 12/01/2023	1,357,020
265,000	5.00%, 12/01/2025	272,442
1,000,000	5.00%, 12/01/2029	1,110,125
4,700,000	5.00%, 12/01/2030	5,161,384
1,000,000	5.00%, 12/01/2031	1,123,688
3,870,000	5.00%, 12/01/2033	4,254,050
1,000,000	5.00%, 12/01/2036	1,069,078
	Port Auth of New York & New Jersey, NY, Rev
1,190,000	4.00%, 07/15/2040	1,199,067
2,750,000	5.00%, 10/15/2025	2,813,640
1,000,000	5.00%, 10/15/2028	1,033,191
1,000,000	5.00%, 01/15/2036	1,125,726
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	New York - 13.9% - (continued)
$ 1,125,000	5.00%, 01/15/2037	$ 1,251,492
1,000,000	5.00%, 01/15/2038	1,099,692
4,500,000	5.00%, 11/01/2038	4,818,118
1,455,000	5.00%, 08/01/2039	1,585,203
1,880,000	5.25%, 08/01/2040	2,103,221
	State of New York Mortgage Agency, NY, Rev
1,000,000	3.15%, 04/01/2024	995,601
1,330,000	3.25%, 10/01/2024	1,322,606
4,910,000	3.50%, 10/01/2032	4,814,255
60,000	3.50%, 10/01/2034	59,701
	Syracuse Industrial Dev Agency, NY, Rev
320,000	5.00%, 01/01/2029	245,074
2,635,000	5.00%, 01/01/2031	2,015,141
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,399,001
	Triborough Bridge & Tunnel Auth, NY, Rev
1,325,000	0.00%, 11/15/2031(3)	990,150
4,000,000	5.00%, 11/15/2040	4,479,442
3,750,000	5.00%, 11/15/2041	4,174,417
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,076,138
	Westchester County Local Dev Corp., NY, Rev
3,420,000	2.88%, 07/01/2026(1)	3,243,293
3,950,000	3.20%, 07/01/2028(1)	3,672,775
		238,482,316
	North Carolina - 1.0%
	North Carolina Housing Finance Agency, NC, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
2,825,000	3.00%, 07/01/2051	2,736,573
1,635,000	4.00%, 07/01/2047	1,628,583
3,365,000	5.50%, 01/01/2054(5)	3,664,451
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	238,234
565,000	5.00%, 01/01/2027	561,791
795,000	5.00%, 01/01/2028	787,785
275,000	5.00%, 01/01/2029	272,047
1,050,000	5.00%, 01/01/2039	971,361
3,670,000	5.00%, 01/01/2044	3,523,578
	Raleigh Durham Airport Auth, NC, Rev
1,500,000	5.00%, 05/01/2027	1,602,552
1,000,000	5.00%, 05/01/2030	1,060,733
		17,047,688
	North Dakota - 0.1%
2,420,000	North Dakota Housing Finance Agency, ND, Rev 4.25%, 07/01/2049	2,427,521
	Ohio - 3.3%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	993,267
500,000	5.00%, 02/15/2025	516,961
300,000	5.00%, 02/15/2026	316,208
400,000	5.00%, 02/15/2027	430,917
	Buckeye Tobacco Settlement Financing Auth, OH, Rev
18,645,000	0.00%, 06/01/2057(3)	2,273,995
9,690,000	5.00%, 06/01/2055	9,031,884
	County of Allen Hospital Facs, OH, Rev
2,750,000	5.00%, 12/01/2029	3,124,594
380,000	5.00%, 12/01/2030	434,015
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	473,128

The accompanying notes are an integral part of these financial statements.
76

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Ohio - 3.3% - (continued)
$ 5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030	$ 5,609,246
	Ohio Higher Educational Facility Commission, OH, Rev
3,200,000	5.00%, 07/01/2036	3,643,405
2,800,000	5.00%, 07/01/2037	3,147,959
	Ohio Housing Finance Agency, OH, Rev
1,525,000	3.00%, 03/01/2052	1,478,461
2,125,000	3.25%, 09/01/2052	2,074,885
1,520,000	3.75%, 09/01/2050	1,509,090
3,900,000	4.50%, 03/01/2050	3,941,183
2,955,000	5.00%, 03/01/2052	3,078,565
5,000,000	5.75%, 03/01/2054	5,389,673
7,500,000	Southern Ohio Port Auth, OH, Rev 6.50%, 12/01/2030(1)	6,444,216
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(5)	1,880,462
		55,792,114
	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth, OK, Rev
935,000	5.25%, 08/15/2048	865,152
935,000	5.50%, 08/15/2057	862,127
		1,727,279
	Oregon - 3.3%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	1,812,540
	Clackamas & Washington Counties School Dist No. 3, OR, GO, (School Board Guaranty Insured)
2,500,000	0.00%, 06/15/2036(3)	1,459,955
405,000	0.00%, 06/15/2037(3)	223,332
500,000	0.00%, 06/15/2039(3)	248,281
8,200,000	Clackamas County School Dist No. 12 North Clackamas, OR, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2040(3)	3,830,631
10,420,000	Columbia County School Dist No. 502, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(3)	2,952,557
625,000	Jackson County School Dist No. 4, OR, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(3)	401,982
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(3)	614,871
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	450,509
2,500,000	Oregon Health & Science University, OR, Rev 4.00%, 07/01/2046	2,434,539
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	3,071,319
4,000,000	4.00%, 07/01/2036	4,049,672
6,455,000	5.00%, 07/01/2029	7,071,440
1,000,000	5.00%, 07/01/2031	1,012,716
750,000	5.00%, 07/01/2032	759,426
3,650,000	5.00%, 07/01/2035	4,081,125
2,200,000	5.00%, 07/01/2036	2,431,027
2,000,000	5.00%, 07/01/2037	2,189,478
1,790,000	5.00%, 07/01/2038	1,950,167
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Oregon - 3.3% - (continued)
$ 2,800,000	5.00%, 07/01/2044	$ 2,906,673
	Salem Hospital Facility Auth, OR, Rev
910,000	5.00%, 05/15/2038	897,687
720,000	5.00%, 05/15/2048	665,828
	State of Oregon Housing & Community Services Department, OR, Rev
4,075,000	4.50%, 01/01/2049	4,091,561
4,775,000	4.50%, 07/01/2049	4,797,098
	Umatilla County School Dist No. 8R Hermiston, OR, GO, (School Board Guaranty Insured)
1,500,000	0.00%, 06/15/2036(3)	894,181
1,600,000	0.00%, 06/15/2037(3)	898,304
1,790,000	0.00%, 06/15/2038(3)	951,532
		57,148,431
	Pennsylvania - 3.4%
225,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	232,762
930,000	City of Philadelphia Water & Wastewater, PA, Rev 5.00%, 11/01/2029	1,020,645
	City of Philadelphia, PA, GO
1,550,000	5.00%, 02/01/2033	1,728,040
2,000,000	5.00%, 02/01/2034	2,227,994
1,555,000	5.00%, 02/01/2035	1,719,999
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,408,545
125,000	5.00%, 06/01/2028	136,627
1,070,000	5.00%, 06/01/2029	1,171,929
145,000	5.00%, 06/01/2031	157,524
2,410,000	Harrisburg School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,594,540
2,000,000	Hempfield Area School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 03/15/2048	2,184,378
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured)
1,000,000	4.00%, 07/01/2039	967,485
2,040,000	5.00%, 07/01/2036	2,246,518
2,415,000	5.00%, 07/01/2037	2,630,849
	Lancaster County Hospital Auth, PA, Rev
635,000	5.00%, 07/01/2024	632,760
515,000	5.00%, 07/01/2025	511,221
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	918,828
1,750,000	4.00%, 07/01/2056	1,248,673
3,000,000	Montgomery County Higher Education & Health Auth, PA, Rev 5.00%, 05/01/2047	3,104,559
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,799,541
2,455,000	5.00%, 12/01/2046	2,324,803
	Pennsylvania Higher Educational Facs Auth, PA, Rev
1,500,000	5.00%, 05/01/2025	1,549,441
920,000	5.00%, 05/01/2032	984,573
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	533,622
1,000,000	5.00%, 12/01/2029	1,079,945
755,000	5.00%, 12/01/2042	792,682

The accompanying notes are an integral part of these financial statements.
77

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Pennsylvania - 3.4% - (continued)
$ 1,885,000	5.25%, 12/01/2052	$ 2,065,122
	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM Insured)
195,000	5.00%, 09/01/2032	221,618
950,000	5.00%, 09/01/2033	1,074,947
735,000	5.00%, 09/01/2034	826,001
	School Dist of Philadelphia, PA, GO, (State Aid Withholding Insured)
2,000,000	5.00%, 09/01/2023	2,009,765
1,200,000	5.00%, 09/01/2024	1,226,596
2,415,000	5.00%, 09/01/2025	2,516,078
1,000,000	5.00%, 09/01/2026	1,060,270
1,000,000	5.00%, 09/01/2027	1,078,964
1,100,000	5.00%, 09/01/2031	1,219,954
1,060,000	5.00%, 09/01/2032	1,173,407
	School Dist of the City of Erie, PA, GO, (AGM State Aid Withholding Insured)
2,440,000	5.00%, 04/01/2028	2,667,360
105,000	5.00%, 04/01/2029	116,536
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,552,175
		57,717,276
	Puerto Rico - 2.3%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,943,604
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(3)	4,768,890
10,000,000	4.33%, 07/01/2040	9,298,072
4,750,000	5.00%, 07/01/2058	4,574,739
		38,585,305
	Rhode Island - 0.4%
	Rhode Island Health & Educational Building Corp., RI, Rev, (AGM ST APPROP Insured)
2,700,000	5.00%, 05/15/2027	2,800,140
2,020,000	5.00%, 05/15/2028	2,186,551
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	241,040
1,000,000	5.00%, 12/01/2028	1,083,807
		6,311,538
	South Carolina - 1.7%
4,575,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(3)	904,957
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,657,050
1,375,000	5.00%, 05/01/2048	1,396,420
1,000,000	5.25%, 08/01/2024	1,004,824
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,429,646
1,240,000	5.00%, 07/01/2029	1,355,522
1,100,000	5.00%, 07/01/2030	1,200,673
5,090,000	5.00%, 07/01/2031	5,528,938
1,000,000	5.00%, 07/01/2033	1,075,900
	South Carolina Public Service Auth, SC, Rev
3,000,000	4.00%, 12/01/2033	3,057,471
4,000,000	4.00%, 12/01/2037	3,946,076
1,000,000	5.00%, 12/01/2026	1,061,852
1,460,000	5.00%, 12/01/2031	1,620,834
1,400,000	5.00%, 12/01/2032	1,549,723
		29,789,886
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	South Dakota - 0.9%
	Educational Enhancement Funding Corp., SD, Rev
$ 1,395,000	5.00%, 06/01/2024	$ 1,396,811
2,000,000	5.00%, 06/01/2026	2,002,596
	South Dakota Housing Dev Auth, SD, Rev, (GNMA/FNMA/FHLMC Insured)
615,000	2.45%, 11/01/2023	611,111
3,955,000	3.00%, 11/01/2052	3,826,829
670,000	3.50%, 11/01/2046	663,962
2,450,000	3.50%, 05/01/2051	2,414,185
1,895,000	3.75%, 11/01/2050	1,881,419
340,000	4.00%, 11/01/2047	339,141
1,435,000	6.00%, 05/01/2054	1,565,798
		14,701,852
	Tennessee - 0.7%
890,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2044	918,883
2,940,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 07/01/2031	3,286,960
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,125,243
1,000,000	5.50%, 07/01/2039	1,119,751
570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	584,810
	Tennessee Housing Dev Agency, TN, Rev
640,000	3.50%, 07/01/2045	633,294
1,755,000	3.50%, 01/01/2047	1,736,345
2,135,000	4.00%, 01/01/2049	2,130,024
		11,535,310
	Texas - 6.9%
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
1,000,000	5.00%, 08/15/2027	1,022,003
2,505,000	5.00%, 08/15/2038	2,793,567
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	723,958
1,000,000	5.00%, 01/01/2033	1,120,028
1,000,000	5.00%, 01/01/2036	1,100,968
1,000,000	5.00%, 01/01/2046	1,058,829
1,500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2037	1,521,689
1,000,000	City of Arlington, TX, Special Tax, (AGM Insured) 5.00%, 02/15/2034	1,033,818
	City of Austin Airport System, TX, Rev
595,000	5.00%, 11/15/2026	626,176
1,125,000	5.00%, 11/15/2028	1,182,819
560,000	5.00%, 11/15/2030	587,998
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,051,649
1,075,000	4.00%, 08/15/2033	1,089,669
1,250,000	4.00%, 08/15/2034	1,263,164
	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AGM-CR AMBAC Insured)
1,060,000	0.00%, 09/01/2025(3)	975,822
1,285,000	0.00%, 09/01/2030(3)	998,995
330,000	0.00%, 09/01/2033(3)	224,510
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049	3,513,573
1,965,000	5.00%, 02/01/2024	1,989,262
1,085,000	5.00%, 02/01/2035	1,259,259

The accompanying notes are an integral part of these financial statements.
78

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Texas - 6.9% - (continued)
$ 1,355,000	5.00%, 02/01/2038	$ 1,518,508
2,550,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD Insured) 0.28%, 02/15/2038	2,420,512
	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
1,000,000	4.00%, 08/15/2029	1,037,227
1,050,000	4.00%, 08/15/2030	1,073,636
500,000	4.00%, 08/15/2031	510,656
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,052,719
	Dallas Fort Worth International Airport, TX, Rev
1,000,000	5.00%, 11/01/2023	1,007,844
1,000,000	5.00%, 11/01/2024	1,027,877
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,571,556
	Harris County-Houston Sports Auth, TX, Rev
2,640,000	5.00%, 11/15/2030	2,705,860
500,000	5.00%, 11/15/2032	511,587
2,950,000	5.00%, 11/15/2034	3,008,376
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	522,224
1,000,000	5.00%, 12/01/2035	1,034,818
1,000,000	5.00%, 12/01/2036	1,025,831
	Kerrville Health Facs Dev Corp., TX, Rev
1,300,000	5.00%, 08/15/2024	1,322,383
1,500,000	5.00%, 08/15/2035	1,543,285
1,580,000	La Joya Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2025	1,600,763
6,670,000	Lower Colorado River Auth, TX, Rev, (AGM Insured) 5.00%, 05/15/2035	7,717,600
	New Hope Cultural Education Facs Finance Corp., TX, Rev
1,935,000	4.00%, 11/01/2055	1,367,545
3,375,000	5.00%, 11/01/2031	3,089,089
1,000,000	5.00%, 11/01/2046	782,498
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	10,089,330
1,000,000	5.00%, 01/01/2030	1,011,132
1,200,000	5.00%, 01/01/2035	1,252,903
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,034,524
	State of Texas, TX, GO
1,500,000	4.00%, 08/01/2029	1,540,031
1,085,000	4.00%, 08/01/2030	1,112,796
20,530,000	4.05%, 06/01/2043	20,530,000
2,575,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 10/01/2034	2,602,270
2,995,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	3,128,850
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2031	3,860,535
3,230,000	5.00%, 12/15/2032	3,409,370
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	810,303
1,080,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,007,713
3,000,000	Waco Educational Finance Corp., TX, Rev 4.00%, 03/01/2051	2,794,804
		117,774,711
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Utah - 0.1%
$ 490,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	$ 504,900
775,000	Utah Housing Corp., UT, Rev, (FHA Insured) 4.00%, 01/01/2045	772,165
		1,277,065
	Vermont - 0.1%
	Vermont Housing Finance Agency, VT, Rev
325,000	4.00%, 11/01/2045	324,418
645,000	4.00%, 11/01/2046	640,056
940,000	4.00%, 05/01/2048	933,480
		1,897,954
	Virginia - 1.7%
880,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	996,678
7,545,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041	7,316,279
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,926,783
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	2,984,092
1,250,000	4.00%, 07/01/2035	1,235,547
1,000,000	4.00%, 01/01/2036	979,830
1,100,000	4.00%, 01/01/2037	1,062,799
1,470,000	5.00%, 01/01/2027	1,532,389
3,490,000	5.00%, 07/01/2034	3,751,537
5,000,000	5.00%, 01/01/2036	5,285,258
2,820,000	5.00%, 12/31/2047	2,840,424
		29,911,616
	Washington - 0.5%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NATL Insured) 0.00%, 06/01/2028(3)	1,755,674
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,145,314
	Washington Health Care Facs Auth, WA, Rev
780,000	5.00%, 07/01/2028	805,852
2,000,000	5.00%, 03/01/2029	2,059,622
1,400,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2049(1)	1,031,376
		8,797,838
	West Virginia - 0.8%
	West Virginia Economic Dev Auth, WV, Rev
1,555,000	2.55%, 03/01/2040	1,528,094
13,000,000	3.75%, 12/01/2042	12,874,295
		14,402,389
	Wisconsin - 3.9%
1,790,000	County of Milwaukee Airport, WI, Rev 5.00%, 12/01/2025	1,802,213
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046	8,528,084
1,375,000	4.00%, 01/01/2042	1,236,905
2,550,000	4.00%, 07/01/2046	2,129,421
1,095,000	4.00%, 01/01/2047	950,292
1,530,000	4.00%, 07/01/2050	1,408,362
2,165,000	4.00%, 10/01/2051	1,570,812
1,005,000	5.00%, 09/01/2025(1)	998,181
2,940,000	5.00%, 07/01/2035	3,149,225
1,050,000	5.00%, 07/01/2036	1,117,261
2,875,000	5.00%, 10/01/2043(1)	2,475,408
2,340,000	5.00%, 10/01/2044	2,400,195
5,845,000	5.00%, 02/01/2052	5,820,714

The accompanying notes are an integral part of these financial statements.
79

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
	Wisconsin - 3.9% - (continued)
$ 2,015,000	5.00%, 10/01/2053(1)		$ 1,632,142
3,350,000	5.00%, 02/01/2062		3,287,592
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,060,000	4.00%, 04/01/2036		1,081,689
1,595,000	4.00%, 04/01/2039		1,589,305
1,350,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2031(3)		992,344
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,100,000	4.00%, 01/01/2047		794,079
1,200,000	4.00%, 08/15/2051		909,541
1,700,000	4.00%, 08/15/2055		1,257,553
1,670,000	4.00%, 01/01/2057		1,125,503
7,415,000	4.04%, 08/15/2054(2)		7,179,131
3,000,000	5.00%, 11/15/2027		3,077,892
1,700,000	5.00%, 12/01/2028		1,743,613
7,275,000	5.00%, 11/01/2039		6,160,949
1,000,000	5.00%, 11/01/2054		759,196
1,205,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev 0.50%, 11/01/2050		1,135,454
			66,313,056
	Wyoming - 0.0%
525,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 12/01/2046		522,965
	Total Municipal Bonds (cost $1,725,057,447)		$ 1,654,815,199
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,872,645	3.15%, 10/15/2036		$ 2,541,734
	Total U.S. Government Agencies (cost $2,926,468)		$ 2,541,734
	Total Long-Term Investments (cost $1,727,983,915)		$ 1,657,356,933
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
9,574,427	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $9,578,249; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $9,765,939		$ 9,574,427
	Total Short-Term Investments (cost $9,574,427)		$ 9,574,427
	Total Investments (cost $1,737,558,342)	97.1%	$ 1,666,931,360
	Other Assets and Liabilities	2.9%	50,292,546
	Total Net Assets	100.0%	$ 1,717,223,906
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $46,857,546, representing 2.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is a zero-coupon bond.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,628,897 at April 30, 2023.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
80

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,654,815,199	$ —	$ 1,654,815,199	$ —
U.S. Government Agencies	2,541,734	—	2,541,734	—
Short-Term Investments	9,574,427	—	9,574,427	—
Total	$ 1,666,931,360	$ —	$ 1,666,931,360	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
81

Hartford Municipal Short Duration Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3%
	Alabama - 4.1%
	Black Belt Energy Gas Dist, AL, Rev
$ 100,000	5.00%, 06/01/2027	$ 104,344
400,000	5.25%, 12/01/2027	419,542
300,000	5.25%, 12/01/2028	319,493
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	515,140
250,000	State of Alabama Docks Department, AL, Rev, (AGM Insured) 5.00%, 10/01/2024	254,237
350,000	State of Alabama Troy University, AL, Rev, (BAM Insured) 5.00%, 11/01/2024	359,498
		1,972,254
	Alaska - 0.0%
15,000	Northern Tobacco Securitization Corp., AK, Rev 0.50%, 06/01/2031	14,966
	Arizona - 0.4%
215,000	Tempe Industrial Dev Auth, AZ, Rev 4.00%, 12/01/2023	213,669
	California - 4.9%
130,000	Bay Area Toll Auth, CA, Rev 4.16%, 04/01/2056(1)	127,180
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	403,282
95,000	5.00%, 12/01/2053(2)	100,784
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	205,328
40,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(3)	37,656
10,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation 4.00%, 08/01/2023	10,008
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	96,880
125,000	4.00%, 09/01/2026	125,651
120,000	4.00%, 09/01/2027	121,236
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	105,046
500,000	Los Angeles Department of Water & Power, CA, Rev 5.00%, 07/01/2025	524,246
500,000	State of California, CA, GO 5.00%, 10/01/2024	514,462
		2,371,759
	Colorado - 1.5%
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	218,691
70,000	E-470 Public Highway Auth, CO, Rev 3.57%, 09/01/2039, 3 mo. USD SOFR + 0.35%(1)	69,543
	Regional Transportation Dist, CO, Rev
325,000	5.00%, 01/15/2025	330,450
60,000	5.00%, 07/15/2025	61,299
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(2)	29,037
		709,020
	Connecticut - 1.1%
100,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 05/15/2047	99,752
	Connecticut State Health & Educational Facs Auth, CT, Rev
230,000	1.10%, 07/01/2049(2)	220,480
180,000	2.80%, 07/01/2048(2)	178,302
50,000	5.00%, 07/01/2023	50,118
		548,652
	Florida - 3.9%
250,000	Alachua County Health Facs Auth, FL, Rev 4.00%, 12/01/2023	250,623
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Florida - 3.9% - (continued)
$ 175,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2024	$ 176,537
60,000	City of Pompano Beach, FL, Rev 1.45%, 01/01/2027	52,745
50,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2024	50,813
135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	138,634
125,000	Florida Dev Finance Corp., FL, Rev 5.00%, 04/01/2025	128,426
360,000	Miami-Dade County Expressway Auth, FL, Rev, (BAM-TCRS Insured) 5.00%, 07/01/2025	367,493
250,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2023	251,367
10,000	Seminole County Industrial Dev Auth, FL, Rev 3.75%, 11/15/2025	10,001
145,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2024	142,324
	Village Community Dev Dist No. 13, FL, Special Assessment
100,000	1.80%, 05/01/2026	92,960
245,000	2.63%, 05/01/2024	240,918
		1,902,841
	Georgia - 3.2%
	Main Street Natural Gas, Inc., GA, Rev
65,000	4.00%, 12/01/2023	64,977
50,000	4.00%, 08/01/2049(2)	50,246
855,000	4.00%, 03/01/2050(2)	854,052
200,000	5.00%, 03/01/2026	205,950
	Municipal Electric Auth of Georgia, GA, Rev
140,000	5.00%, 01/01/2024	141,207
100,000	5.00%, 07/01/2025	103,377
100,000	5.00%, 07/01/2029	112,398
		1,532,207
	Idaho - 0.2%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	107,195
	Illinois - 12.6%
40,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(4)	37,670
	Chicago Board of Education, IL, GO, (NATL Insured)
150,000	0.00%, 12/01/2024(4)	140,974
110,000	5.50%, 12/01/2026	115,007
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	319,825
210,000	City of Chicago Wastewater Transmission, IL, Rev, (NATL Insured) 0.00%, 01/01/2024(4)	204,756
	Illinois Finance Auth, IL, Rev
45,000	5.00%, 10/01/2023	45,289
295,000	5.00%, 11/15/2023	297,033
75,000	5.00%, 05/15/2050(2)	75,860
85,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2037	87,401
100,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured) 5.00%, 12/01/2026	106,674
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM Insured)
225,000	0.00%, 02/01/2025(4)	211,855
205,000	5.00%, 02/01/2027	219,892
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	104,567
50,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured) 5.50%, 12/15/2023	50,294

The accompanying notes are an integral part of these financial statements.
82

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Illinois - 12.6% - (continued)
$ 80,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2024	$ 82,168
200,000	Regional Transportation Auth, IL, Rev, (NATL Insured) 6.50%, 07/01/2026	215,077
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2024	151,609
1,040,000	5.00%, 01/01/2026	1,088,676
120,000	5.00%, 01/01/2027	127,972
	State of Illinois Sales Tax, IL, Rev
70,000	5.00%, 06/15/2026	73,244
400,000	5.00%, 06/15/2027	418,203
	State of Illinois, IL, GO
100,000	5.00%, 10/01/2023	100,563
440,000	5.00%, 03/01/2024	444,960
300,000	5.00%, 11/01/2025	311,093
250,000	5.00%, 03/01/2026	260,741
740,000	5.00%, 11/01/2028	794,415
		6,085,818
	Indiana - 1.6%
250,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT Insured) 5.00%, 07/15/2024	255,499
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	527,354
		782,853
	Kentucky - 0.5%
40,000	Kentucky Bond Dev Corp., KY, Rev 5.00%, 09/01/2023	40,208
200,000	Kentucky Public Energy Auth, KY, Rev 4.00%, 01/01/2049(2)	200,488
		240,696
	Louisiana - 0.6%
170,000	Parish of St John the Baptist, LA, Rev 2.13%, 06/01/2037(2)	166,161
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.87%, 05/01/2043, 3 mo. USD SOFR + 0.50%(1)	97,701
		263,862
	Maine - 0.5%
250,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 5.00%, 07/01/2025	259,821
	Maryland - 0.4%
195,000	Maryland Community Dev Administration, MD, Rev 3.00%, 09/01/2051	188,753
	Massachusetts - 2.5%
	Massachusetts Dev Finance Agency, MA, Rev
100,000	4.46%, 07/01/2049(1)(3)	98,799
150,000	5.00%, 07/01/2024	152,330
770,000	5.00%, 07/01/2025	793,840
	Massachusetts Educational Financing Auth, MA, Rev
80,000	5.00%, 07/01/2023	80,152
80,000	5.00%, 07/01/2024	81,096
		1,206,217
	Michigan - 0.5%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026	250,437
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Minnesota - 1.7%
$ 400,000	Minnesota Housing Finance Agency, MN, GO 5.00%, 09/01/2024	$ 410,709
435,000	Minnesota Housing Finance Agency, MN, Rev 3.00%, 01/01/2051	422,335
		833,044
	Mississippi - 0.6%
280,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2026	293,573
	Missouri - 0.4%
50,000	City of St Louis Airport, MO, Rev, (AGM Insured) 5.00%, 07/01/2023	50,092
150,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2023	149,970
		200,062
	Nebraska - 1.9%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(2)	371,525
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(2)	94,584
110,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	109,755
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	316,401
		892,265
	Nevada - 1.2%
150,000	City of Reno Sales Tax, NV, Rev, (AGM Insured) 5.00%, 06/01/2024	152,193
25,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(3)	24,449
	Clark County School Dist, NV, GO
100,000	5.00%, 06/15/2025	104,256
270,000	5.00%, 06/15/2026	287,472
		568,370
	New Hampshire - 0.5%
220,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2024	219,079
	New Jersey - 3.7%
200,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(4)	198,832
	New Jersey Economic Dev Auth, NJ, Rev
75,000	5.00%, 06/15/2023	75,127
55,000	5.00%, 03/01/2028	59,808
100,000	5.00%, 11/01/2028	110,088
140,000	New Jersey Educational Facs Auth, NJ, Rev 5.00%, 07/01/2024	141,488
	New Jersey Transportation Trust Fund Auth, NJ, Rev
415,000	0.00%, 12/15/2026(4)	367,412
60,000	5.00%, 12/15/2023	60,518
40,000	5.00%, 12/15/2024	41,035
300,000	New Jersey Turnpike Auth, NJ, Rev, (AGM Insured) 5.25%, 01/01/2026	316,933
105,000	Newark Board of Education, NJ, GO, (School Board Reserve Fund Insured) 5.00%, 07/15/2024	107,035
100,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	104,519
	Tobacco Settlement Financing Corp., NJ, Rev
125,000	5.00%, 06/01/2023	125,167
70,000	5.00%, 06/01/2025	72,698
		1,780,660

The accompanying notes are an integral part of these financial statements.
83

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	New Mexico - 2.1%
	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured)
$ 255,000	3.00%, 07/01/2052	$ 246,727
300,000	3.00%, 03/01/2053	290,036
45,000	3.75%, 03/01/2048	44,670
330,000	3.75%, 01/01/2050	327,648
80,000	4.00%, 01/01/2049	79,758
		988,839
	New York - 7.2%
40,000	Brookhaven Local Dev Corp., NY, Rev 1.63%, 11/01/2025	37,196
755,000	City of New York, NY, GO 5.00%, 08/01/2024	773,731
	Metropolitan Transportation Auth, NY, Rev
265,000	5.00%, 11/15/2024	273,033
150,000	5.00%, 11/15/2027	157,091
500,000	5.00%, 11/15/2034(2)	505,633
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	155,571
450,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2026	472,995
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	321,952
200,000	5.00%, 12/01/2026	208,579
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	568,029
		3,473,810
	North Carolina - 0.4%
170,000	North Carolina Housing Finance Agency, NC, Rev, (GNMA/FNMA/FHLMC COLL Insured) 5.50%, 01/01/2054(5)	185,128
	North Dakota - 1.1%
	North Dakota Housing Finance Agency, ND, Rev
45,000	3.50%, 07/01/2046	44,432
505,000	3.75%, 07/01/2050	501,360
		545,792
	Ohio - 5.2%
	City of Cleveland Airport System, OH, Rev
150,000	5.00%, 01/01/2024	151,068
565,000	5.00%, 01/01/2027	593,920
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(2)	465,868
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(2)	145,110
	Ohio Housing Finance Agency, OH, Rev
255,000	3.00%, 03/01/2052	247,218
400,000	5.75%, 03/01/2054	431,174
250,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 5.00%, 02/15/2024	253,549
150,000	Southern Ohio Port Auth, OH, Rev 6.25%, 12/01/2025(3)	141,128
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)(5)	68,917
		2,497,952
	Oregon - 0.3%
60,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	60,287
65,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	64,294
		124,581
	Pennsylvania - 2.4%
100,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	103,450
250,000	Montgomery County Higher Education & Health Auth, PA, Rev 5.00%, 05/01/2024	253,568
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Pennsylvania - 2.4% - (continued)
$ 50,000	Pennsylvania Economic Development Financing Auth, PA, Rev 5.00%, 05/15/2025	$ 51,865
470,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2025	485,491
260,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	253,482
		1,147,856
	Puerto Rico - 2.1%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	521,108
	Puerto Rico Sales Tax Financing Corp., PR, Rev
315,000	0.00%, 07/01/2024(4)	299,218
244,000	0.00%, 07/01/2029(4)	183,795
		1,004,121
	Rhode Island - 1.0%
	Rhode Island Student Loan Auth, RI, Rev
100,000	5.00%, 12/01/2023	100,721
350,000	5.00%, 12/01/2027	374,183
		474,904
	South Carolina - 0.6%
70,000	Piedmont Municipal Power Agency, SC, Rev 5.00%, 01/01/2024	70,636
150,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.00%, 05/01/2024	152,141
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	67,882
		290,659
	South Dakota - 0.6%
	South Dakota Housing Dev Auth, SD, Rev, (GNMA/FNMA/FHLMC Insured)
200,000	4.00%, 05/01/2039	198,545
85,000	6.00%, 05/01/2054	92,748
		291,293
	Tennessee - 1.8%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	258,108
	Tennessee Housing Dev Agency, TN, Rev
455,000	1.25%, 01/01/2026	428,809
50,000	3.50%, 07/01/2045	49,476
75,000	3.50%, 01/01/2047	74,200
80,000	3.50%, 01/01/2048	79,060
		889,653
	Texas - 15.5%
70,000	Big Sandy Independent School Dist/Upshur County, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2024	70,994
	Central Texas Turnpike System, TX, Rev, (AMBAC Insured)
870,000	0.00%, 08/15/2026(4)	780,620
100,000	5.00%, 08/15/2024	101,734
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	259,322
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	357,175
	City of Houston Hotel Occupancy Tax & Special, TX, Rev
40,000	4.00%, 09/01/2024	40,325
30,000	4.00%, 09/01/2026	30,926
1,000,000	City of Houston, TX, GO 5.00%, 03/01/2027	1,085,919
	City of San Antonio Electric & Gas Systems, TX, Rev
95,000	1.75%, 02/01/2049(2)	90,581
145,000	5.00%, 02/01/2024	146,790

The accompanying notes are an integral part of these financial statements.
84

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.3% - (continued)
	Texas - 15.5% - (continued)
$ 290,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	$ 296,836
1,000,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 08/01/2052(2)	997,453
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	104,277
500,000	North East Independent School Dist, TX, GO, (PSF-GTD Insured) 2.00%, 08/01/2052(2)	497,123
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	539,337
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(2)	269,991
745,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured) 3.50%, 07/01/2052	734,111
285,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	297,737
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	361,392
425,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	396,554
		7,459,197
	Utah - 0.3%
130,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	133,953
	Virginia - 0.4%
190,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041(2)	184,240
	Washington - 1.5%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028	541,596
195,000	Tobacco Settlement Auth, WA, Rev 5.00%, 06/01/2024	195,209
		736,805
	West Virginia - 2.1%
	West Virginia Economic Dev Auth, WV, Rev
55,000	2.55%, 03/01/2040(2)	54,048
450,000	3.75%, 12/01/2042(2)	445,649
500,000	West Virginia Parkways Auth, WV, Rev 5.00%, 06/01/2026	532,805
		1,032,502
	Wisconsin - 3.2%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(2)	501,274
150,000	4.00%, 07/01/2025	151,398
225,000	4.00%, 07/01/2026	230,013
70,000	4.00%, 10/01/2027	67,605
	Wisconsin Health & Educational Facs Auth, WI, Rev
210,000	4.00%, 01/01/2025	206,315
180,000	4.04%, 08/15/2054(1)	174,274
200,000	5.00%, 11/01/2025	194,974
40,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev 0.50%, 11/01/2050(2)	37,691
		1,563,544
	Total Municipal Bonds (cost $47,953,316)	$ 46,462,902
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 301,491	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $301,611; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $307,521		$ 301,491
	Total Short-Term Investments (cost $301,491)		$ 301,491
	Total Investments (cost $48,254,807)	96.9%	$ 46,764,393
	Other Assets and Liabilities	3.1%	1,476,628
	Total Net Assets	100.0%	$ 48,241,021
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $302,032, representing 0.6% of net assets.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $257,879 at April 30, 2023.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
85

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 46,462,902	$ —	$ 46,462,902	$ —
Short-Term Investments	301,491	—	301,491	—
Total	$ 46,764,393	$ —	$ 46,764,393	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
86

The Hartford Short Duration Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6%
	Asset-Backed - Automobile - 1.0%
$ 1,107,421	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 1,100,182
2,720,000	CIG Auto Receivables Trust 1.49%, 08/12/2026(1)	2,642,650
	Credit Acceptance Auto Loan Trust
1,790,000	1.00%, 05/15/2030(1)	1,735,058
1,565,000	1.26%, 10/15/2030(1)	1,492,189
2,593,063	FHF Trust 4.43%, 01/18/2028(1)	2,528,996
3,600,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	3,374,134
	JP Morgan Chase Bank NA
1,183,859	0.89%, 12/26/2028(1)	1,140,460
493,128	0.99%, 01/25/2028(1)	488,447
2,828,366	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	2,727,371
1,160,682	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	1,158,633
		18,388,120
	Asset-Backed - Credit Card - 0.2%
3,000,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	2,950,656
	Asset-Backed - Finance & Insurance - 1.5%
2,250,000	Apidos CLO XII 6.34%, 04/15/2031, 3 mo. USD LIBOR + 1.08%(1)(2)	2,225,466
2,872,222	Aqua Finance Trust 1.54%, 07/17/2046(1)	2,579,091
	CIFC Funding Ltd.
3,550,000	6.29%, 04/20/2031, 3 mo. USD LIBOR + 1.04%(1)(2)	3,512,881
3,425,000	6.38%, 01/22/2031, 3 mo. USD LIBOR + 1.11%(1)(2)	3,386,445
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	5,825,741
	DB Master Finance LLC
7,159,375	2.05%, 11/20/2051(1)	6,348,547
981,405	4.02%, 05/20/2049(1)	933,019
183,896	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	172,317
497,483	FCI Funding LLC 1.13%, 04/15/2033(1)	473,910
1,600,000	LCM 31 Ltd. 6.45%, 01/20/2032, 3 mo. USD LIBOR + 1.20%(1)(2)	1,578,615
1,250,000	Octagon Investment Partners XVI Ltd. 6.28%, 07/17/2030, 3 mo. USD LIBOR + 1.02%(1)(2)	1,238,806
331,876	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	315,391
		28,590,229
	Asset-Backed - Home Equity - 0.0%
116,989	Accredited Mortgage Loan Trust 5.18%, 01/25/2035, 1 mo. USD LIBOR + 0.68%(2)	115,964
156,824	Morgan Stanley ABS Capital I, Inc. Trust 5.78%, 01/25/2035, 1 mo. USD LIBOR + 0.76%(2)	156,528
		272,492
	Commercial Mortgage-Backed Securities - 1.8%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,310,960
2,535,000	BX Commercial Mortgage Trust 5.60%, 05/15/2038, 1 mo. USD LIBOR + 0.65%(1)(2)	2,448,653
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,030,413
	Citigroup Mortgage Loan Trust, Inc.
724,495	3.25%, 03/25/2061(1)(3)	688,994
556,554	3.50%, 02/25/2058(1)(3)	535,371
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6% - (continued)
	Commercial Mortgage-Backed Securities - 1.8% - (continued)
$ 2,360,000	CityLine Commercial Mortgage Trust 2.87%, 11/10/2031(1)(3)	$ 2,295,080
4,388,162	CSMC Trust 2.26%, 08/15/2037(1)	3,954,332
2,900,000	FREMF Mortgage Trust 3.98%, 01/25/2048(1)(3)	2,812,235
	GS Mortgage Securities Corp. Trust
4,235,000	2.75%, 02/10/2037(1)	3,913,563
370,000	5.62%, 08/15/2036, 1 mo. USD SOFR + 0.73%(1)(2)	365,897
1,430,328	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,112,060
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,651,981
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,831,739
		33,951,278
	Other Asset-Backed Securities - 5.9%
	Affirm Asset Securitization Trust
702,876	1.07%, 08/15/2025(1)	685,711
412,590	1.90%, 01/15/2025(1)	406,251
116,288	3.46%, 10/15/2024(1)	115,608
2,445,000	6.61%, 01/18/2028(1)	2,444,345
495,013	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	481,406
2,235,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,176,949
2,831,341	Benefit Street Partners CLO XII Ltd. 6.21%, 10/15/2030, 3 mo. USD LIBOR + 0.95%(1)(2)	2,800,473
684,726	BHG Securitization Trust 5.32%, 10/17/2035(1)	678,550
5,000,000	BSPRT Issuer Ltd. 6.25%, 02/15/2037, 1 mo. USD SOFR + 1.50%(1)(2)	4,885,982
	Carlyle Global Market Strategies CLO Ltd.
3,930,146	6.23%, 07/20/2031, 3 mo. USD LIBOR + 0.98%(1)(2)	3,880,080
1,495,453	6.23%, 04/17/2031, 3 mo. USD LIBOR + 0.97%(1)(2)	1,479,343
1,000,000	6.66%, 04/17/2031, 3 mo. USD LIBOR + 1.40%(1)(2)	960,348
4,745,000	CIFC Funding Ltd. 6.41%, 07/15/2036, 3 mo. USD LIBOR + 1.15%(1)(2)	4,659,604
1,080,000	Dryden 41 Senior Loan Fund 6.23%, 04/15/2031, 3 mo. USD LIBOR + 0.97%(1)(2)	1,068,955
1,946,938	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,645,503
1,650,000	GoldenTree Loan Management U.S. CLO 2 Ltd. 6.16%, 11/20/2030, 3 mo. USD LIBOR + 0.91%(1)(2)	1,631,437
1,402,504	KKR CLO 11 Ltd. 6.44%, 01/15/2031, 3 mo. USD LIBOR + 1.18%(1)(2)	1,388,457
1,190,000	KKR CLO 21 Ltd. 6.26%, 04/15/2031, 3 mo. USD LIBOR + 1.00%(1)(2)	1,179,132
2,854,817	LCM XXIV Ltd. 6.23%, 03/20/2030, 3 mo. USD LIBOR + 0.98%(1)(2)	2,824,402
	Marlette Funding Trust
925,902	1.06%, 09/15/2031(1)	907,918
7,449,000	1.30%, 12/15/2031(1)	7,166,509
3,658,121	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.29%, 04/19/2030, 3 mo. USD LIBOR + 1.02%(1)(2)	3,626,014
5,301,703	Neuberger Berman Loan Advisers CLO 25 Ltd. 6.19%, 10/18/2029, 3 mo. USD LIBOR + 0.93%(1)(2)	5,231,779

The accompanying notes are an integral part of these financial statements.
87

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6% - (continued)
	Other Asset-Backed Securities - 5.9% - (continued)
	Palmer Square Loan Funding Ltd.
$ 4,722,146	6.05%, 07/20/2029, 3 mo. USD LIBOR + 0.80%(1)(2)	$ 4,659,979
2,659,734	6.06%, 10/15/2029, 3 mo. USD LIBOR + 0.80%(1)(2)	2,629,737
775,784	Progress Residential Trust 1.05%, 04/17/2038(1)	686,570
1,452,247	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	1,220,082
2,086,807	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	2,016,864
1,010,000	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	959,139
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	833,110
3,285,000	1.89%, 08/25/2045(1)	2,993,145
3,560,000	3.08%, 10/25/2044(1)	3,391,579
2,295,155	Symphony Static CLO I Ltd. 6.09%, 10/25/2029, 3 mo. USD LIBOR + 0.83%(1)(2)	2,265,784
6,450,000	TCI-Symphony CLO Ltd. 6.26%, 10/13/2032, 3 mo. USD LIBOR + 1.02%(1)(2)	6,342,188
	Vantage Data Centers LLC
7,080,000	1.65%, 09/15/2045(1)	6,378,690
4,875,000	2.17%, 10/15/2046(1)	4,336,534
2,480,583	3.19%, 07/15/2044(1)	2,397,510
5,450,000	Venture XV CLO Ltd. 6.44%, 07/15/2032, 3 mo. USD LIBOR + 1.18%(1)(2)	5,315,799
	Voya CLO Ltd.
4,161,753	6.28%, 04/17/2030, 3 mo. USD LIBOR + 1.02%(1)(2)	4,125,979
4,000,000	6.30%, 04/25/2031, 3 mo. USD SOFR + 1.23%(1)(2)	3,948,956
1,650,000	6.32%, 04/15/2031, 3 mo. USD LIBOR + 1.06%(1)(2)	1,635,300
		108,461,701
	Whole Loan Collateral CMO - 8.2%
	Angel Oak Mortgage Trust
1,110,129	0.91%, 01/25/2066(1)(3)	917,047
4,426,134	0.95%, 07/25/2066(1)(3)	3,561,033
953,037	0.99%, 04/25/2053(1)(3)	864,868
1,688,050	1.04%, 01/20/2065(1)(3)	1,373,154
2,009,107	1.07%, 05/25/2066(1)(3)	1,664,955
3,629,387	1.46%, 09/25/2066(1)(3)	2,922,081
982,357	1.47%, 06/25/2065(1)(3)	885,807
1,604,823	1.69%, 04/25/2065(1)(3)	1,464,569
251,797	2.47%, 12/25/2059(1)(3)	237,374
29,425	Angel Oak Mortgage Trust I LLC 2.99%, 07/26/2049(1)(3)	29,311
	Arroyo Mortgage Trust
1,972,444	1.18%, 10/25/2048(1)(3)	1,611,263
1,125,811	2.96%, 10/25/2048(1)(3)	1,035,752
325,155	3.81%, 01/25/2049(1)(3)	306,261
700,110	Bravo Residential Funding Trust 1.45%, 05/25/2060(1)(3)	663,591
695,392	BRAVO Residential Funding Trust 0.94%, 02/25/2049(1)(3)	623,889
	Bunker Hill Loan Depositary Trust
663,371	1.72%, 02/25/2055(1)(3)	633,062
686,703	2.72%, 11/25/2059(1)(4)	660,902
	COLT Mortgage Loan Trust
475,142	0.80%, 07/27/2054(1)	408,763
2,294,192	0.91%, 06/25/2066(1)(3)	1,860,278
1,636,333	0.92%, 08/25/2066(1)(3)	1,314,240
4,366,618	0.96%, 09/27/2066(1)(3)	3,487,164
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
$ 5,502,795	1.11%, 10/25/2066(1)(3)	$ 4,425,871
932,048	1.33%, 10/26/2065(1)(3)	837,775
4,137,871	1.40%, 10/25/2066(1)(3)	3,388,465
7,728	1.85%, 03/25/2065(1)(3)	7,610
1,913,868	COLT Mortgage Pass-Through Certificates Trust 0.86%, 05/25/2065(1)(3)	1,614,866
5,308,580	COLT Trust 1.39%, 01/25/2065(1)(3)	4,450,312
	CSMC Trust
2,293,687	0.81%, 05/25/2065(1)(3)	1,946,116
2,216,421	0.83%, 03/25/2056(1)(3)	1,793,723
3,492,149	1.02%, 04/25/2066(1)(3)	2,902,884
3,669,852	1.10%, 05/25/2066(1)(3)	3,013,265
3,257,414	1.17%, 07/25/2066(1)(3)	2,633,188
1,853,933	1.21%, 05/25/2065(1)(4)	1,678,536
4,130,383	2.00%, 01/25/2060(1)(3)	3,629,039
638,623	2.24%, 02/25/2050(1)(3)	591,831
	Deephaven Residential Mortgage Trust
557,614	0.72%, 05/25/2065(1)(3)	499,759
963,624	0.90%, 04/25/2066(1)(3)	830,121
	Ellington Financial Mortgage Trust
415,720	0.80%, 02/25/2066(1)(3)	349,984
832,147	0.93%, 06/25/2066(1)(3)	673,914
586,582	1.18%, 10/25/2065(1)(3)	529,386
4,525,084	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,113,479
	GCAT Trust
1,768,392	0.87%, 01/25/2066(1)(3)	1,549,569
1,953,753	1.04%, 05/25/2066(1)(3)	1,581,366
2,652,788	1.09%, 05/25/2066(1)(3)	2,181,748
3,759,383	1.09%, 08/25/2066(1)(3)	2,949,404
5,467,256	1.26%, 07/25/2066(1)(3)	4,335,737
2,049,244	1.47%, 04/25/2065(1)(3)	1,928,197
608,483	1.56%, 04/25/2065(1)(4)	554,964
376,907	2.25%, 01/25/2060(1)(4)	355,592
910,324	2.65%, 10/25/2068(1)(3)	859,206
	Imperial Fund Mortgage Trust
2,880,925	1.07%, 06/25/2056(1)(3)	2,457,309
2,269,700	1.07%, 09/25/2056(1)(3)	1,845,700
2,836,120	1.60%, 11/25/2056(1)(3)	2,392,013
2,389,236	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	2,239,932
360,954	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	340,756
5,000,000	MF1 Ltd. 6.13%, 02/19/2037, 1 mo. USD SOFR + 1.35%(1)(2)	4,870,000
	MFA Trust
1,322,902	0.85%, 01/25/2056(1)(3)	1,171,780
715,731	1.01%, 01/26/2065(1)(3)	659,430
1,134,573	1.03%, 11/25/2064(1)(3)	949,330
969,121	1.15%, 04/25/2065(1)(3)	890,948
522,838	1.48%, 03/25/2065(1)(3)	477,524
2,333,672	1.91%, 11/25/2056(1)(3)	1,997,458
	Mill City Mortgage Loan Trust
3,684,649	1.13%, 11/25/2060(1)(3)	3,421,574
1,711,093	2.75%, 07/25/2059(1)(3)	1,622,095
410,008	2.75%, 01/25/2061(1)(3)	396,722
266,402	3.25%, 05/25/2062(1)(3)	257,588
368,852	3.50%, 05/25/2058(1)(3)	359,795
705,365	3.50%, 08/25/2058(1)(3)	676,672
	New Residential Mortgage Loan Trust
428,606	0.94%, 10/25/2058(1)(3)	387,979
589,123	1.65%, 05/24/2060(1)(3)	548,093
827,975	2.46%, 01/26/2060(1)(3)	756,482
241,352	3.25%, 09/25/2056(1)(3)	221,642
338,600	3.50%, 12/25/2057(1)(3)	321,699
224,184	3.75%, 11/26/2035(1)(3)	212,888
160,655	3.75%, 03/25/2056(1)(3)	150,245
280,240	3.75%, 11/25/2056(1)(3)	260,208

The accompanying notes are an integral part of these financial statements.
88

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
$ 784,938	3.91%, 09/25/2057(1)(3)	$ 729,947
489,744	4.00%, 02/25/2057(1)(3)	465,886
481,375	4.00%, 03/25/2057(1)(3)	456,934
335,111	4.00%, 04/25/2057(1)(3)	322,587
423,686	4.00%, 05/25/2057(1)(3)	395,531
402,900	4.00%, 12/25/2057(1)(3)	383,100
1,067,941	5.77%, 01/25/2048, 1 mo. USD LIBOR + 0.75%(1)(2)	1,034,459
	OBX Trust
1,112,379	1.05%, 07/25/2061(1)(3)	852,870
3,556,801	1.10%, 05/25/2061(1)(3)	2,889,059
744,257	3.50%, 12/25/2049(1)(3)	674,198
4,460,604	Onslow Bay Mortgage Loan Trust 1.96%, 10/25/2061(1)(3)	3,707,976
47,206	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	46,080
5,255,513	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	4,325,676
1,521,783	STAR Trust 1.22%, 05/25/2065(1)(3)	1,319,206
	Starwood Mortgage Residential Trust
2,214,562	1.13%, 06/25/2056(1)(3)	1,816,634
331,332	1.49%, 04/25/2065(1)(3)	310,532
129,332	2.28%, 02/25/2050(1)(3)	122,705
	Towd Point Mortgage Trust
2,445,488	1.75%, 10/25/2060(1)	2,141,361
201,429	2.75%, 10/25/2056(1)(3)	197,855
120,927	2.75%, 04/25/2057(1)(3)	119,216
158,747	2.75%, 07/25/2057(1)(3)	154,366
414,116	2.75%, 10/25/2057(1)(3)	395,199
4,215,309	2.90%, 10/25/2059(1)(3)	3,948,344
781,708	3.25%, 03/25/2058(1)(3)	750,819
1,722,288	TRK Trust 1.15%, 07/25/2056(1)(3)	1,464,802
	Verus Securitization Trust
1,721,400	0.82%, 10/25/2063(1)(3)	1,548,208
1,251,105	0.82%, 01/25/2066(1)(3)	1,069,377
1,513,787	0.92%, 02/25/2064(1)(3)	1,300,349
3,430,658	1.01%, 09/25/2066(1)(3)	2,866,922
1,338,928	1.02%, 04/25/2064(1)(3)	1,187,110
906,254	1.03%, 02/25/2066(1)(3)	777,881
751,376	1.50%, 05/25/2065(1)(4)	691,792
240,409	2.42%, 01/25/2060(1)(4)	226,604
262,476	2.64%, 11/25/2059(1)(4)	252,726
937,468	Visio Trust 1.28%, 05/25/2056(1)	857,401
		152,420,845
	Total Asset & Commercial Mortgage-Backed Securities (cost $381,343,276)	$ 345,035,321
CORPORATE BONDS - 55.1%
	Aerospace/Defense - 0.4%
	Boeing Co.
5,000,000	2.20%, 02/04/2026	$ 4,640,579
2,000,000	2.75%, 02/01/2026	1,892,754
		6,533,333
	Agriculture - 0.3%
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	4,823,589
	Apparel - 0.1%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,484,911
	Auto Manufacturers - 3.1%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	3,791,569
3,185,000	3.37%, 11/17/2023	3,131,155
4,250,000	3.38%, 11/13/2025	3,947,045
2,800,000	4.06%, 11/01/2024	2,720,335
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Auto Manufacturers - 3.1% - (continued)
	General Motors Financial Co., Inc.
$ 3,650,000	1.20%, 10/15/2024	$ 3,430,312
2,500,000	1.25%, 01/08/2026	2,249,042
4,000,000	1.50%, 06/10/2026	3,574,730
1,500,000	1.70%, 08/18/2023	1,483,319
2,850,000	2.90%, 02/26/2025	2,726,030
2,000,000	5.00%, 04/09/2027	1,975,055
	Hyundai Capital America
4,250,000	1.00%, 09/17/2024(1)	3,995,095
1,000,000	4.13%, 06/08/2023(1)	997,672
2,500,000	Nissan Motor Co. Ltd. 3.04%, 09/15/2023(1)	2,467,733
	Stellantis Finance U.S., Inc.
12,150,000	1.71%, 01/29/2027(1)	10,850,832
3,000,000	5.63%, 01/12/2028(1)	3,080,305
	Volkswagen Group of America Finance LLC
3,500,000	0.88%, 11/22/2023(1)	3,415,370
3,025,000	4.25%, 11/13/2023(1)	3,004,187
		56,839,786
	Beverages - 0.7%
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	2,949,217
	JDE Peet's NV
5,325,000	0.80%, 09/24/2024(1)	4,967,570
5,375,000	1.38%, 01/15/2027(1)	4,694,137
		12,610,924
	Biotechnology - 0.8%
2,260,000	Amgen, Inc. 5.15%, 03/02/2028	2,309,117
2,750,000	Illumina, Inc. 5.80%, 12/12/2025	2,791,205
	Royalty Pharma PLC
3,800,000	0.75%, 09/02/2023	3,734,476
6,200,000	1.20%, 09/02/2025	5,648,970
		14,483,768
	Chemicals - 0.5%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	892,518
6,100,000	6.05%, 03/15/2025	6,119,125
1,791,000	LYB International Finance III LLC 1.25%, 10/01/2025	1,631,576
1,085,000	Nutrien Ltd. 4.90%, 03/27/2028	1,087,439
		9,730,658
	Commercial Banks - 17.8%
4,000,000	AIB Group PLC 7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	4,124,338
	Bank of America Corp.
4,700,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 6 mo. USD SOFR + 0.91% thereafter)(5)	4,391,278
6,000,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 6 mo. USD SOFR + 1.01% thereafter)(5)	5,423,261
2,500,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 6 mo. USD SOFR + 1.15% thereafter)(5)	2,285,068
2,000,000	1.49%, 05/19/2024, (1.49% fixed rate until 05/19/2023; 6 mo. USD SOFR + 1.46% thereafter)(5)	1,995,322
4,300,000	1.53%, 12/06/2025, (1.53% fixed rate until 12/06/2024; 6 mo. USD SOFR + 0.65% thereafter)(5)	4,031,671
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(5)	3,581,422

The accompanying notes are an integral part of these financial statements.
89

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Commercial Banks - 17.8% - (continued)
$ 5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.64% thereafter)(5)	$ 4,817,321
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	2,494,970
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	4,016,609
2,780,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.65% thereafter)(1)(5)	2,796,313
	Banque Federative du Credit Mutuel SA
2,500,000	4.52%, 07/13/2025(1)	2,455,051
3,000,000	4.75%, 07/13/2027(1)	2,966,318
2,500,000	4.94%, 01/26/2026(1)	2,490,073
	Barclays PLC
4,425,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.80% thereafter)(5)	4,271,259
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.05% thereafter)(5)	3,525,115
2,500,000	5.30%, 08/09/2026, (5.30% fixed rate until 08/09/2025; 12 mo. USD CMT + 2.30% thereafter)(5)	2,476,492
	BNP Paribas SA
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.00% thereafter)(1)(5)	2,624,804
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,806,757
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 6 mo. USD SOFR + 1.23% thereafter)(1)(5)	1,259,876
1,445,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 12 mo. USD CMT + 1.45% thereafter)(1)(5)	1,448,755
	BPCE SA
2,000,000	1.00%, 01/20/2026(1)	1,799,661
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	4,403,203
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(5)	741,383
3,000,000	2.38%, 01/14/2025(1)	2,833,727
1,500,000	4.00%, 09/12/2023(1)	1,487,940
3,925,000	4.75%, 07/19/2027(1)	3,854,010
	Citigroup, Inc.
1,695,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 6 mo. USD SOFR + 0.67% thereafter)(5)	1,613,443
3,550,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 6 mo. USD SOFR + 0.77% thereafter)(5)	3,185,467
4,860,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 6 mo. USD SOFR + 0.77% thereafter)(5)	4,357,064
4,000,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.73% thereafter)(1)(5)	3,595,605
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Commercial Banks - 17.8% - (continued)
	Credit Agricole SA
$ 3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 6 mo. USD SOFR + 0.89% thereafter)(1)(5)	$ 3,155,597
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	2,584,424
5,000,000	Credit Suisse AG 1.25%, 08/07/2026(6)	4,267,909
	Credit Suisse Group AG
1,090,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.98% thereafter)(1)(5)	926,500
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 6 mo. USD SOFR + 1.56% thereafter)(1)(5)	3,181,260
3,005,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(5)	2,974,152
	Danske Bank AS
7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.73% thereafter)(1)(5)	6,426,283
2,500,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 12 mo. USD CMT + 2.10% thereafter)(1)(5)	2,516,368
	Deutsche Bank AG
1,055,000	0.90%, 05/28/2024(6)	995,464
2,000,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 6 mo. USD SOFR + 1.13% thereafter)(5)	1,883,206
3,000,000	2.22%, 09/18/2024, (2.22% fixed rate until 09/18/2023; 6 mo. USD SOFR + 2.16% thereafter)(5)	2,938,273
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	2,930,103
3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	3,253,695
3,350,000	6.12%, 07/14/2026, (6.12% fixed rate until 07/14/2025; 6 mo. USD SOFR + 3.19% thereafter)(5)	3,305,459
2,425,000	Discover Bank 2.45%, 09/12/2024	2,304,049
3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 12 mo. USD CMT + 0.72% thereafter)(1)(5)	2,672,975
2,430,000	Fifth Third Bancorp 2.38%, 01/28/2025(6)	2,285,236
	Goldman Sachs Group, Inc.
1,250,000	0.86%, 02/12/2026, (0.86% fixed rate until 02/12/2025; 6 mo. USD SOFR + 0.61% thereafter)(5)	1,146,476
2,360,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(5)	2,109,266
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 6 mo. USD SOFR + 0.82% thereafter)(5)	1,770,156
2,500,000	3.63%, 02/20/2024	2,466,896
2,700,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 6 mo. USD SOFR + 1.51% thereafter)(5)	2,649,802
1,100,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(5)	1,077,892

The accompanying notes are an integral part of these financial statements.
90

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Commercial Banks - 17.8% - (continued)
	HSBC Holdings PLC
$ 7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	$ 6,634,144
4,000,000	2.25%, 11/22/2027, (2.25% fixed rate until 11/22/2026; 6 mo. USD SOFR + 1.10% thereafter)(5)	3,571,758
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 6 mo. USD SOFR + 1.40% thereafter)(5)	3,334,375
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	2,352,572
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(5)	3,623,862
3,000,000	Huntington Bancshares, Inc. 4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(5)(6)	2,843,904
	ING Groep NV
2,470,000	1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 6 mo. USD SOFR + 1.01% thereafter)(5)	2,222,386
2,525,000	3.87%, 03/28/2026, (3.87% fixed rate until 03/28/2025; 6 mo. USD SOFR + 1.64% thereafter)(5)	2,443,281
2,000,000	Intesa Sanpaolo SpA 3.25%, 09/23/2024(1)	1,926,858
	JP Morgan Chase & Co.
4,200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 6 mo. USD SOFR + 0.80% thereafter)(5)	3,782,890
3,000,000	1.51%, 06/01/2024, (1.51% fixed rate until 06/01/2023; 6 mo. USD SOFR + 1.46% thereafter)(5)	2,989,755
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(5)	4,391,459
3,500,000	3.85%, 06/14/2025, (3.85% fixed rate until 06/14/2024; 6 mo. USD SOFR + 0.98% thereafter)(5)	3,434,837
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,938,856
4,000,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(5)	4,004,279
2,540,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 12 mo. USD CMT + 2.10% thereafter)(1)(5)	2,572,523
3,460,000	KeyBank NA 4.39%, 12/14/2027	3,219,788
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 6 mo. USD SOFR + 1.07% thereafter)(1)(5)	2,095,117
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,820,690
	Manufacturers & Traders Trust Co.
4,620,000	4.65%, 01/27/2026	4,471,920
8,600,000	4.70%, 01/27/2028	8,146,603
	Morgan Stanley
8,615,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 6 mo. USD SOFR + 0.75% thereafter)(5)	8,010,109
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Commercial Banks - 17.8% - (continued)
$ 3,425,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 6 mo. USD SOFR + 0.72% thereafter)(5)	$ 3,060,542
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 6 mo. USD SOFR + 0.86% thereafter)(5)	2,662,145
3,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(5)	2,695,509
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	2,001,108
	NatWest Group PLC
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.90% thereafter)(5)	2,962,066
1,455,000	5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 12 mo. USD CMT + 1.35% thereafter)(5)	1,470,303
3,385,000	NatWest Markets PLC 0.80%, 08/12/2024(1)	3,191,716
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	2,875,071
3,000,000	5.81%, 09/09/2026, (5.81% fixed rate until 09/09/2025; 6 mo. USD SOFR + 2.33% thereafter)(5)	2,972,172
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(5)	2,559,066
	Societe Generale SA
3,500,000	2.23%, 01/21/2026, (2.23% fixed rate until 01/21/2025; 12 mo. USD CMT + 1.05% thereafter)(1)(5)	3,261,190
5,200,000	4.68%, 06/15/2027(1)	5,090,883
2,500,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 12 mo. USD CMT + 2.30% thereafter)(1)(5)	2,525,174
	Standard Chartered PLC
770,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.88% thereafter)(1)(5)	736,299
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.00% thereafter)(1)(5)	1,843,770
5,425,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 12 mo. USD CMT + 2.45% thereafter)(1)(5)	5,551,142
4,755,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.45% thereafter)(1)(5)	5,138,106
3,000,000	Synchrony Bank 5.63%, 08/23/2027	2,848,245
740,000	UBS AG 1.25%, 06/01/2026(1)	654,871
	UBS Group AG
4,230,000	1.01%, 07/30/2024, (1.01% fixed rate until 07/30/2023; 12 mo. USD CMT + 0.83% thereafter)(1)(5)	4,170,573
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.85% thereafter)(1)(5)	4,483,994
2,100,000	4.13%, 04/15/2026(1)	2,007,823
5,230,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.20% thereafter)(1)(5)	4,621,432

The accompanying notes are an integral part of these financial statements.
91

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Commercial Banks - 17.8% - (continued)
	Wells Fargo & Co.
$ 1,635,000	0.81%, 05/19/2025, (0.81% fixed rate until 05/19/2024; 6 mo. USD SOFR + 0.51% thereafter)(5)	$ 1,555,187
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.75% thereafter)(5)	7,075,734
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.83% thereafter)(5)	4,446,611
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	4,715,776
3,000,000	4.54%, 08/15/2026, (4.54% fixed rate until 08/15/2025; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,952,857
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(5)	2,701,683
2,500,000	Westpac New Zealand Ltd. 4.90%, 02/15/2028(1)	2,495,677
		329,133,708
	Commercial Services - 1.3%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,644,092
3,825,000	ERAC USA Finance LLC 4.60%, 05/01/2028(1)	3,808,694
	Global Payments, Inc.
9,000,000	1.20%, 03/01/2026	8,059,224
2,345,000	2.65%, 02/15/2025	2,237,361
1,500,000	4.00%, 06/01/2023	1,497,797
	Howard University
500,000	1.99%, 10/01/2025	463,318
1,965,000	2.42%, 10/01/2024	1,900,123
655,000	2.52%, 10/01/2025	620,436
2,775,000	Sodexo, Inc. 1.63%, 04/16/2026(1)	2,527,612
		23,758,657
	Construction Materials - 0.1%
2,380,000	Lennox International, Inc. 1.35%, 08/01/2025	2,183,850
	Diversified Financial Services - 4.0%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4,550,000	1.75%, 10/29/2024	4,261,779
1,000,000	1.75%, 01/30/2026	896,336
3,420,000	2.45%, 10/29/2026	3,063,139
5,650,000	3.15%, 02/15/2024	5,518,591
1,880,000	4.50%, 09/15/2023	1,868,201
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,174,536
1,400,000	4.40%, 09/25/2023	1,387,683
3,050,000	5.25%, 08/11/2025(1)	2,987,886
	Ally Financial, Inc.
2,690,000	3.88%, 05/21/2024	2,618,654
3,000,000	5.13%, 09/30/2024	2,939,942
	Aviation Capital Group LLC
2,650,000	3.88%, 05/01/2023(1)	2,650,000
4,000,000	4.88%, 10/01/2025(1)	3,873,158
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	3,985,791
2,000,000	4.25%, 04/15/2026(1)	1,870,603
2,950,000	5.13%, 10/01/2023(1)	2,933,033
2,490,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	2,398,941
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Diversified Financial Services - 4.0% - (continued)
$ 2,215,000	Capital One Financial Corp. 5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	$ 2,175,312
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,513,606
4,125,000	LeasePlan Corp. NV 2.88%, 10/24/2024(1)	3,947,928
2,000,000	Navient Corp. 5.88%, 10/25/2024	1,967,350
2,105,000	OneMain Finance Corp. 6.13%, 03/15/2024	2,070,298
3,000,000	Radian Group, Inc. 6.63%, 03/15/2025	2,983,657
	Synchrony Financial
1,245,000	4.38%, 03/19/2024	1,218,608
5,200,000	4.88%, 06/13/2025	4,910,011
	Western Union Co.
4,000,000	1.35%, 03/15/2026	3,597,853
4,925,000	2.85%, 01/10/2025	4,713,397
		74,526,293
	Electric - 3.0%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,621,914
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,404,703
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,157,550
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(4)	2,405,605
	Edison International
1,840,000	3.55%, 11/15/2024	1,788,496
4,000,000	4.70%, 08/15/2025	3,945,927
	Enel Finance International NV
3,230,000	1.38%, 07/12/2026(1)	2,885,088
4,350,000	4.25%, 06/15/2025(1)(6)	4,269,077
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	3,616,578
	Eversource Energy
1,815,000	4.60%, 07/01/2027	1,812,411
2,110,000	5.45%, 03/01/2028	2,184,403
	Israel Electric Corp. Ltd.
1,300,000	6.88%, 06/21/2023(1)	1,300,962
410,000	6.88%, 06/21/2023(7)	410,303
1,120,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	1,134,407
500,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	508,200
2,095,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	2,128,502
	Pacific Gas & Electric Co.
4,680,000	1.70%, 11/15/2023	4,570,295
2,000,000	4.95%, 06/08/2025	1,977,419
5,150,000	5.45%, 06/15/2027	5,106,649
3,970,000	Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	4,152,978
3,100,000	Southern Co. 4.48%, 08/01/2024(4)	3,063,908
		55,445,375
	Electronics - 1.2%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,655,991
3,775,000	6.00%, 01/15/2028	3,848,555
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,627,572
	TD SYNNEX Corp.
6,200,000	1.25%, 08/09/2024	5,816,702
4,150,000	1.75%, 08/09/2026	3,635,699
		21,584,519
	Entertainment - 0.8%
2,625,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	2,629,239
1,160,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	1,183,200
	Warnermedia Holdings, Inc.
5,520,000	3.64%, 03/15/2025(1)	5,339,259
6,490,000	3.76%, 03/15/2027(1)	6,107,078
		15,258,776

The accompanying notes are an integral part of these financial statements.
92

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Food - 0.4%
$ 3,325,000	Conagra Brands, Inc. 4.30%, 05/01/2024	$ 3,291,075
4,500,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	4,303,782
		7,594,857
	Gas - 0.6%
975,000	East Ohio Gas Co. 1.30%, 06/15/2025(1)	898,650
	NiSource, Inc.
6,180,000	0.95%, 08/15/2025	5,670,085
1,245,000	5.25%, 03/30/2028	1,269,315
3,890,000	Southwest Gas Corp. 5.80%, 12/01/2027	4,015,311
		11,853,361
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026(1)	2,407,560
7,030,000	6.05%, 04/15/2028(1)	7,084,002
		9,491,562
	Healthcare - Services - 0.7%
1,960,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	1,819,473
4,175,000	HCA, Inc. 3.13%, 03/15/2027(1)	3,914,180
6,225,000	Humana, Inc. 1.35%, 02/03/2027	5,513,091
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,735,687
		12,982,431
	Home Builders - 0.0%
850,000	Lennar Corp. 4.50%, 04/30/2024	841,905
	Household Products - 0.4%
4,125,000	Haleon U.K. Capital PLC 3.13%, 03/24/2025	3,981,780
3,135,000	Haleon U.S. Capital LLC 3.38%, 03/24/2027	2,988,188
		6,969,968
	Insurance - 1.7%
2,000,000	American International Group, Inc. 2.50%, 06/30/2025	1,897,512
1,080,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	1,003,300
208,000	Assurant, Inc. 4.20%, 09/27/2023(6)	205,880
3,000,000	Athene Global Funding 1.73%, 10/02/2026(1)	2,599,753
	Brighthouse Financial Global Funding
590,000	1.00%, 04/12/2024(1)	564,044
3,020,000	1.55%, 05/24/2026(1)	2,707,090
2,865,000	1.75%, 01/13/2025(1)	2,682,234
	CNO Global Funding
1,615,000	1.65%, 01/06/2025(1)	1,512,522
2,355,000	1.75%, 10/07/2026(1)	2,112,091
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027(1)	4,807,020
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)	1,798,040
2,020,000	1.40%, 07/07/2025(1)	1,856,133
4,735,000	Pacific Life Global Funding II 1.20%, 06/24/2025(1)	4,351,571
785,000	Principal Life Global Funding II 1.25%, 06/23/2025(1)	726,320
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,205,283
		31,028,793
	Internet - 0.5%
912,000	Expedia Group, Inc. 4.63%, 08/01/2027(6)	895,492
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,405,370
7,550,000	Netflix, Inc. 3.63%, 06/15/2025(1)	7,323,217
		9,624,079
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Investment Company Security - 0.7%
	FS KKR Capital Corp.
$ 6,075,000	1.65%, 10/12/2024	$ 5,621,438
4,275,000	3.25%, 07/15/2027	3,683,949
3,700,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	3,149,308
		12,454,695
	Iron/Steel - 0.1%
	Steel Dynamics, Inc.
395,000	2.40%, 06/15/2025	373,983
2,000,000	5.00%, 12/15/2026	2,006,009
		2,379,992
	IT Services - 0.6%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	3,707,380
4,000,000	HP, Inc. 2.20%, 06/17/2025	3,780,927
	Seagate HDD Cayman
3,150,000	4.75%, 06/01/2023	3,144,660
700,000	4.88%, 03/01/2024	689,479
		11,322,446
	Lodging - 0.9%
4,325,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	3,928,200
	Hyatt Hotels Corp.
1,525,000	1.30%, 10/01/2023	1,502,420
2,570,000	1.80%, 10/01/2024	2,441,715
3,000,000	4.85%, 03/15/2026	2,990,779
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	4,927,728
		15,790,842
	Machinery-Diversified - 0.1%
1,850,000	Otis Worldwide Corp. 2.06%, 04/05/2025	1,751,677
	Media - 0.1%
1,776,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	1,730,302
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
4,325,000	2.67%, 12/01/2026	3,927,882
2,090,000	4.13%, 05/01/2025	2,036,475
		5,964,357
	Oil & Gas - 1.6%
	Aker BP ASA
3,355,000	2.00%, 07/15/2026(1)	3,054,216
2,000,000	2.88%, 01/15/2026(1)	1,899,479
5,845,000	3.00%, 01/15/2025(1)	5,633,725
3,400,000	Eni SpA 4.00%, 09/12/2023(1)	3,395,487
2,233,000	Hess Corp. 3.50%, 07/15/2024	2,190,361
5,200,000	Phillips 66 Co. 2.45%, 12/15/2024(1)	4,964,720
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	3,859,672
4,340,000	7.50%, 01/15/2028(1)	4,575,749
		29,573,409
	Packaging & Containers - 0.7%
	Berry Global, Inc.
5,200,000	1.57%, 01/15/2026	4,719,560
2,000,000	1.65%, 01/15/2027	1,752,990
2,140,000	5.50%, 04/15/2028(1)	2,137,171
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,002,706
		12,612,427
	Pharmaceuticals - 0.4%
1,400,000	Bayer U.S. Finance II LLC 3.88%, 12/15/2023(1)	1,385,491
	Teva Pharmaceutical Finance Netherlands III BV
1,006,000	2.80%, 07/21/2023	997,970

The accompanying notes are an integral part of these financial statements.
93

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Pharmaceuticals - 0.4% - (continued)
$ 5,000,000	4.75%, 05/09/2027	$ 4,682,504
755,000	Viatris, Inc. 1.65%, 06/22/2025	695,626
		7,761,591
	Pipelines - 1.7%
	Energy Transfer LP
1,870,000	2.90%, 05/15/2025	1,783,592
1,130,000	4.20%, 09/15/2023	1,124,686
2,150,000	4.50%, 04/15/2024	2,125,411
3,000,000	5.55%, 02/15/2028	3,058,632
7,500,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	7,389,285
2,160,000	MPLX LP 1.75%, 03/01/2026	1,984,658
1,575,000	ONEOK, Inc. 5.85%, 01/15/2026	1,605,002
2,775,000	Targa Resources Corp. 5.20%, 07/01/2027	2,774,936
5,725,000	Western Midstream Operating LP 3.35%, 02/01/2025	5,470,068
4,500,000	Williams Cos., Inc. 4.30%, 03/04/2024	4,462,389
		31,778,659
	Real Estate Investment Trusts - 3.8%
	American Tower Corp.
905,000	1.30%, 09/15/2025	831,222
3,250,000	1.60%, 04/15/2026	2,952,562
3,500,000	5.50%, 03/15/2028	3,601,804
6,335,000	American Tower Trust I 5.49%, 03/15/2028(1)	6,458,866
3,890,000	Brandywine Operating Partnership LP 4.10%, 10/01/2024	3,657,137
	Crown Castle, Inc.
8,600,000	1.05%, 07/15/2026	7,630,932
4,875,000	4.80%, 09/01/2028	4,871,864
	Equinix, Inc.
5,500,000	1.00%, 09/15/2025(6)	4,989,388
2,000,000	1.25%, 07/15/2025	1,837,268
3,825,000	1.45%, 05/15/2026	3,451,179
5,715,000	Federal Realty Investment Trust 1.25%, 02/15/2026	5,166,251
3,200,000	Mid-America Apartments LP 1.10%, 09/15/2026	2,832,844
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	886,462
1,390,000	1.88%, 07/15/2050(1)	1,260,102
1,745,000	2.84%, 01/15/2050(1)	1,664,855
4,020,000	Scentre Group Trust 1/Scentre Group Trust 2 3.63%, 01/28/2026(1)	3,861,869
3,700,000	Ventas Realty LP 2.65%, 01/15/2025	3,513,944
1,985,000	VICI Properties LP 4.38%, 05/15/2025	1,935,468
5,000,000	VICI Properties LP / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,767,373
1,575,000	Vornado Realty LP 2.15%, 06/01/2026	1,309,539
2,000,000	Welltower OP LLC 3.63%, 03/15/2024	1,964,491
		69,445,420
	Retail - 0.1%
2,865,000	Nordstrom, Inc. 2.30%, 04/08/2024	2,729,170
	Semiconductors - 1.3%
3,232,000	Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	3,132,763
1,563,000	Broadcom, Inc. 3.46%, 09/15/2026	1,496,920
	Microchip Technology, Inc.
5,915,000	0.97%, 02/15/2024	5,712,619
4,775,000	0.98%, 09/01/2024	4,491,819
2,400,000	2.67%, 09/01/2023	2,377,056
860,000	NXP BV/NXP Funding LLC 4.88%, 03/01/2024	855,794
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.1% - (continued)
	Semiconductors - 1.3% - (continued)
	Skyworks Solutions, Inc.
$ 795,000	0.90%, 06/01/2023	$ 791,824
5,610,000	1.80%, 06/01/2026	5,049,765
		23,908,560
	Software - 1.4%
	Fidelity National Information Services, Inc.
3,000,000	1.15%, 03/01/2026	2,698,734
3,500,000	4.50%, 07/15/2025	3,462,427
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,893,890
	Oracle Corp.
3,425,000	1.65%, 03/25/2026	3,141,238
2,365,000	4.50%, 05/06/2028	2,335,886
915,000	5.80%, 11/10/2025	936,666
2,189,000	PTC, Inc. 3.63%, 02/15/2025(1)	2,109,424
	VMware, Inc.
5,150,000	1.00%, 08/15/2024	4,873,551
2,400,000	1.40%, 08/15/2026	2,139,957
		25,591,773
	Telecommunications - 1.0%
4,500,000	AT&T, Inc. 1.70%, 03/25/2026	4,150,155
70,000	Motorola Solutions, Inc. 4.00%, 09/01/2024	68,888
7,450,000	Telecom Italia SpA 5.30%, 05/30/2024(1)	7,281,424
	T-Mobile USA, Inc.
2,000,000	2.25%, 02/15/2026	1,861,205
2,000,000	3.50%, 04/15/2025	1,944,702
	Verizon Communications, Inc.
1,000,000	0.85%, 11/20/2025	910,489
3,000,000	1.45%, 03/20/2026	2,760,471
		18,977,334
	Transportation - 0.2%
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,334,284
	Trucking & Leasing - 1.2%
	DAE Funding LLC
6,400,000	1.55%, 08/01/2024(1)	6,051,371
1,450,000	2.63%, 03/20/2025(1)	1,372,037
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,474,234
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,696,165
1,425,000	2.70%, 11/01/2024(1)	1,367,419
2,065,000	3.45%, 07/01/2024(1)	2,016,223
1,250,000	3.90%, 02/01/2024(1)	1,232,761
2,275,000	4.40%, 07/01/2027(1)	2,192,503
2,645,000	5.70%, 02/01/2028(1)	2,671,953
		22,074,666
	Total Corporate Bonds (cost $1,075,844,564)	$ 1,019,966,707
SENIOR FLOATING RATE INTERESTS - 16.7%(8)
	Advertising - 0.2%
	ABG Intermediate Holdings 2 LLC
432,099	0.50%, 12/21/2028, 1 mo. USD SOFR + 4.00%(9)	$ 426,879
1,280,325	8.58%, 12/21/2028, 1 mo. USD SOFR + 3.50%	1,260,480
1,317,901	9.41%, 12/21/2028, 1 mo. USD SOFR + 4.00%	1,301,981
972,468	Clear Channel Outdoor Holdings, Inc. 8.81%, 08/21/2026, 3 mo. USD LIBOR + 3.50%	914,927
498,907	Terrier Media Buyer, Inc. 8.66%, 12/17/2026, 3 mo. USD LIBOR + 3.50%	427,812
		4,332,079

The accompanying notes are an integral part of these financial statements.
94

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Aerospace/Defense - 0.2%
$ 1,089,525	Spirit Aerosystems, Inc. 9.55%, 01/15/2027, 3 mo. USD SOFR + 4.50%	$ 1,084,764
3,135,983	TransDigm, Inc. 8.15%, 08/24/2028, 1 mo. EURIBOR + 3.25%	3,131,028
		4,215,792
	Airlines - 0.3%
491,288	Air Canada 8.37%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	489,524
1,175,000	American Airlines, Inc. 10.00%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	1,181,686
923,957	Kestrel Bidco, Inc. 8.06%, 12/11/2026, 1 mo. USD SOFR + 3.00%	872,373
386,750	Mileage Plus Holdings LLC 10.21%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	402,057
1,075,500	SkyMiles IP Ltd. 8.80%, 10/20/2027, 1 mo. USD SOFR + 3.75%	1,113,444
1,002,418	United Airlines, Inc. 8.77%, 04/21/2028, 3 mo. USD LIBOR + 3.75%	997,716
		5,056,800
	Apparel - 0.2%
986,189	Birkenstock GmbH & Co. KG 8.06%, 04/28/2028, 3 mo. USD LIBOR + 3.25%	976,742
2,257,500	Crocs, Inc. 8.58%, 02/20/2029, 1 mo. USD LIBOR + 3.50%	2,253,911
975,000	Hanesbrands, Inc. 8.73%, 03/08/2030, 1 mo. USD SOFR + 3.75%	969,520
		4,200,173
	Auto Parts & Equipment - 0.3%
	Clarios Global LP
1,130,000	0.00%, 05/06/2030, 1 mo. USD SOFR + 3.75%(10)	1,128,113
EUR 1,907,335	6.27%, 04/30/2026, 1 mo. EURIBOR + 3.25%	2,069,412
$ 1,299,527	8.27%, 04/30/2026, 1 mo. USD LIBOR + 3.25%	1,296,005
553,845	First Brands Group LLC 10.25%, 03/30/2027, 6 mo. USD SOFR + 5.00%	535,612
		5,029,142
	Beverages - 0.0%
604,734	Sunshine Investments BV 9.01%, 07/12/2029, 3 mo. USD SOFR + 4.25%	598,687
	Chemicals - 0.5%
190,024	Avient Corp. 8.30%, 08/29/2029, 3 mo. USD SOFR + 3.25%	190,578
1,258,750	Axalta Coating Systems Ltd. 7.90%, 12/20/2029, 3 mo. USD SOFR + 3.00%	1,261,117
799,809	CPC Acquisition Corp. 8.91%, 12/29/2027, 3 mo. USD LIBOR + 3.75%	605,567
2,693,182	Diamond BV 8.06%, 09/29/2028, 3 mo. USD LIBOR + 2.75%	2,688,630
1,147,162	Element Solutions, Inc. 6.98%, 01/31/2026, 1 mo. USD LIBOR + 2.00%	1,144,913
436,467	Messer Industries GmbH 7.66%, 03/02/2026, 3 mo. USD LIBOR + 2.50%	435,612
257,166	Starfruit Finco BV 7.90%, 10/01/2025, 3 mo. USD LIBOR + 2.75%	255,638
	Tronox Finance LLC
843,074	7.27%, 03/10/2028, 3 mo. USD LIBOR + 2.25%	830,783
1,001,745	8.15%, 04/04/2029, 3 mo. USD SOFR + 3.25%	992,980
		8,405,818
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Commercial Services - 1.5%
$ 1,891,400	AlixPartners LLP 7.77%, 02/04/2028, 1 mo. USD LIBOR + 2.75%	$ 1,886,936
921,106	Allied Universal Holdco LLC 8.83%, 05/12/2028, 1 mo. USD SOFR + 3.75%	887,384
	Amentum Government Services Holdings LLC
362,262	8.91%, 02/15/2029, 1 mo. USD SOFR + 4.00%	346,866
622,400	9.02%, 01/29/2027, 3 mo. USD LIBOR + 4.00%	600,616
1,226,325	APX Group, Inc. 8.25%, 07/10/2028, 1 mo. USD SOFR + 3.25%	1,224,485
	Belron Finance U.S. LLC
750,000	0.00%, 11/13/2025, 1 mo. USD SOFR + 2.25%(10)	748,125
478,750	7.13%, 11/13/2025, 3 mo. USD LIBOR + 2.25%	477,855
774,200	7.30%, 04/13/2028, 3 mo. USD LIBOR + 2.43%	771,877
377,325	7.56%, 10/30/2026, 3 mo. USD LIBOR + 2.25%	376,382
EUR 1,675,000	Boels Topholding BV 6.01%, 02/06/2027, 3 mo. USD LIBOR + 3.25%	1,818,515
240,000	Boluda Towage SL 6.52%, 07/30/2026, 1 mo. EURIBOR + 3.50%	257,845
$ 803,957	BrightView Landscapes LLC 8.29%, 04/20/2029, 3 mo. USD SOFR + 3.25%	787,878
1,075,181	Ensemble RCM LLC 8.90%, 08/03/2026, 3 mo. USD LIBOR + 3.75%	1,073,643
620,000	Fugue Finance BV 9.37%, 01/25/2028, 3 mo. USD SOFR + 4.50%	619,740
998,354	Hertz Corp. 8.27%, 06/30/2028, 1 mo. USD LIBOR + 3.25%	994,111
EUR 465,797	Techem Verwaltungsgesellschaft 675 mbH 5.11%, 07/15/2025, 6 mo. EURIBOR + 2.38%	504,279
	Trans Union LLC
$ 1,273,649	6.77%, 11/16/2026, 3 mo. EURIBOR + 1.75%	1,267,446
889,071	7.27%, 12/01/2028, 1 mo. USD LIBOR + 2.25%	885,639
3,452,325	United Rentals, Inc. 6.73%, 10/31/2025, 1 mo. USD LIBOR + 1.75%	3,441,554
	Verisure Holding AB
EUR 2,380,000	6.26%, 03/27/2028, 1 mo. USD LIBOR + 3.25%	2,511,066
1,510,000	6.46%, 07/20/2026, 3 mo. EURIBOR + 3.25%	1,610,426
$ 596,725	Verscend Holding Corp. 9.02%, 08/27/2025, 1 mo. USD LIBOR + 4.00%	595,610
2,641,100	WEX, Inc. 7.35%, 03/31/2028, 3 mo. USD LIBOR + 2.25%	2,632,860
1,003,700	WW International, Inc. 8.53%, 04/13/2028, 1 mo. USD LIBOR + 3.50%	678,752
		26,999,890
	Construction Materials - 0.6%
991,596	Chamberlain Group, Inc. 8.27%, 11/03/2028, 1 mo. USD LIBOR + 3.25%	960,916
1,207,650	Ingersoll-Rand Services Co. 6.83%, 03/01/2027, 3 mo. USD LIBOR + 1.75%	1,201,418
1,719,375	Jeld-Wen, Inc. 7.27%, 07/28/2028, 1 mo. USD LIBOR + 2.25%	1,705,620
	Quikrete Holdings, Inc.
1,923,095	7.65%, 02/01/2027, 3 mo. USD SOFR + 2.63%	1,909,364

The accompanying notes are an integral part of these financial statements.
95

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Construction Materials - 0.6% - (continued)
$ 1,732,500	8.02%, 03/18/2029, 1 mo. USD LIBOR + 3.00%	$ 1,723,439
2,062,159	Standard Industries, Inc. 7.33%, 09/22/2028, 1 mo. USD SOFR + 2.25%	2,055,849
1,752,812	Zurn Holdings, Inc. 7.02%, 10/04/2028, 1 mo. USD LIBOR + 2.00%	1,749,622
		11,306,228
	Distribution/Wholesale - 0.4%
2,509,000	American Builders & Contractors Supply Co., Inc. 7.08%, 01/15/2027, 3 mo. USD LIBOR + 2.00%	2,495,050
3,001,251	Core & Main LP 7.63%, 07/27/2028, 1 mo. USD SOFR + 2.50%	2,977,992
2,480,813	Univar Solutions USA, Inc. 6.77%, 06/03/2028, 1 mo. USD LIBOR + 1.75%	2,477,488
		7,950,530
	Diversified Financial Services - 0.5%
430,000	Aretec Group, Inc. 0.00%, 03/08/2030, 1 mo. USD SOFR + 4.50%(10)	422,208
1,945,039	Blackhawk Network Holdings, Inc. 7.89%, 06/15/2025, 3 mo. USD SOFR + 3.00%	1,920,006
985,949	Deerfield Dakota Holding LLC 0.00%, 04/09/2027, 1 mo. USD SOFR + 3.75%(10)	950,978
479,500	Delos Finance Sarl 6.91%, 10/06/2023, 3 mo. USD LIBOR + 1.75%	479,299
2,487,560	Fleetcor Technologies Operating Co. LLC 6.77%, 04/28/2028, 1 mo. USD LIBOR + 1.75%	2,457,510
601,267	NFP Corp. 8.27%, 02/15/2027, 1 mo. USD LIBOR + 3.25%	587,570
996,725	Russell Investments U.S. Inst'l Holdco, Inc. 8.43%, 05/30/2025, 1 mo. USD SOFR + 3.50%	969,315
1,900,000	Setanta Aircraft Leasing Designated Activity Co. 7.16%, 11/05/2028, 1 mo. USD SOFR + 2.00%	1,890,158
		9,677,044
	Electric - 0.1%
1,149,156	ExGen Renewables IV LLC 7.46%, 12/15/2027, 1 mo. USD LIBOR + 2.50%	1,142,871
	Electronics - 0.2%
1,806,300	II-VI, Inc. 7.85%, 07/02/2029, 1 mo. USD SOFR + 2.75%	1,796,149
1,080,750	Ingram Micro, Inc. 8.66%, 06/30/2028, 3 mo. USD LIBOR + 3.50%	1,056,433
EUR 225,000	Zephyr German BidCo GmbH 6.64%, 03/10/2028, 3 mo. EURIBOR + 3.60%	228,869
		3,081,451
	Engineering & Construction - 0.2%
$ 1,167,611	Brand Energy & Infrastructure Services, Inc. 9.24%, 06/21/2024, 3 mo. USD LIBOR + 4.25%	1,096,831
2,112,540	Brown Group Holding LLC 7.58%, 06/07/2028, 3 mo. USD SOFR + 2.50%	2,063,128
345,625	Fluidra SA 7.08%, 01/29/2029, 1 mo. USD SOFR + 2.00%	338,567
878,875	KKR Apple Bidco LLC 7.77%, 09/23/2028, 1 mo. USD LIBOR + 2.75%	866,931
		4,365,457
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Entertainment - 0.6%
$ 1,030,000	Caesars Entertainment Corp. 8.33%, 02/06/2030, 1 mo. USD LIBOR + 3.25%	$ 1,024,850
793,332	Crown Finance U.S., Inc. 14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	807,715
1,930,000	Formula One Holdings Ltd. 8.23%, 01/15/2030, 1 mo. USD LIBOR + 3.25%	1,931,448
1,214,688	Golden Entertainment, Inc. 8.03%, 10/21/2024, 1 mo. USD LIBOR + 3.00%	1,211,651
530,988	Great Canadian Gaming Corp. 8.95%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	526,341
164,458	NASCAR Holdings, Inc. 7.60%, 10/19/2026, 1 mo. USD LIBOR + 2.50%	164,493
724,525	Penn Entertainment, Inc. 7.83%, 05/03/2029, 1 mo. USD LIBOR + 2.75%	720,902
1,516,904	Scientific Games International, Inc. 7.98%, 04/14/2029, 3 mo. USD LIBOR + 3.00%	1,510,397
2,408,931	UFC Holdings LLC 8.05%, 04/29/2026, 1 mo. USD SOFR + 2.75%	2,401,560
		10,299,357
	Environmental Control - 0.2%
1,481,250	Clean Harbors, Inc. 7.02%, 10/08/2028, 1 mo. USD SOFR + 2.00%	1,486,805
	Covanta Holding Corp.
976,271	7.48%, 11/30/2028, 3 mo. USD SOFR + 2.50%	970,628
73,868	7.50%, 11/30/2028, 3 mo. USD LIBOR + 2.50%	73,441
364,450	Filtration Group Corp. 8.52%, 10/21/2028, 1 mo. USD LIBOR + 3.50%	360,415
		2,891,289
	Food - 0.4%
339,913	8th Avenue Food & Provisions, Inc. 8.85%, 10/01/2025, 1 mo. USD LIBOR + 3.75%	298,426
820,986	B&G Foods, Inc. 7.52%, 10/10/2026, 1 mo. USD LIBOR + 2.50%	791,521
EUR 1,290,000	Bellis Acquisition Co. PLC 6.06%, 02/16/2026, 6 mo. EURIBOR + 2.75%	1,318,752
$ 1,569,150	CHG PPC Parent LLC 8.06%, 12/08/2028, 1 mo. USD LIBOR + 3.00%	1,553,458
928,737	Froneri International Ltd. 7.41%, 01/29/2027, 3 mo. USD LIBOR + 2.25%	916,404
716,625	Hostess Brands LLC 7.52%, 08/03/2025, 3 mo. USD LIBOR + 2.25%	715,429
	U.S. Foods, Inc.
981,367	7.02%, 09/13/2026, 1 mo. USD LIBOR + 2.00%	978,099
776,021	7.77%, 11/22/2028, 1 mo. USD LIBOR + 2.75%	775,943
928,995	UTZ Quality Foods LLC 8.10%, 01/20/2028, 1 mo. USD SOFR + 3.00%	925,511
		8,273,543
	Food Service - 0.1%
	Aramark Services, Inc.
398,934	6.77%, 03/11/2025, 1 mo. USD LIBOR + 1.75%	397,039
951,150	6.77%, 01/15/2027, 1 mo. USD LIBOR + 1.75%	937,834
1,231,985	7.52%, 04/06/2028, 1 mo. USD LIBOR + 2.50%	1,229,681
		2,564,554
	Hand/Machine Tools - 0.1%
1,000,862	Alliance Laundry Systems LLC 8.56%, 10/08/2027, 3 mo. USD LIBOR + 3.50%	993,776

The accompanying notes are an integral part of these financial statements.
96

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Healthcare - Products - 0.5%
	Agiliti Health, Inc.
$ 823,125	7.63%, 01/04/2026, 1 mo. USD SOFR + 2.75%	$ 819,010
377,143	7.63%, 01/04/2026, 1 mo. USD LIBOR + 2.75%	375,966
	Avantor Funding, Inc.
EUR 702,488	5.52%, 06/12/2028, 1 mo. USD SOFR + 2.50%	768,274
$ 2,102,056	7.33%, 11/08/2027, 3 mo. USD LIBOR + 2.25%	2,098,440
722,137	Insulet Corp. 8.35%, 05/04/2028, 1 mo. USD SOFR + 3.25%	720,874
1,997,437	Medline Borrower LP 8.27%, 10/23/2028, 1 mo. USD SOFR + 3.25%	1,937,234
2,214,996	Sunshine Luxembourg VII Sarl 8.91%, 10/01/2026, 1 mo. USD LIBOR + 3.75%	2,188,150
		8,907,948
	Healthcare - Services - 0.5%
1,003,827	ADMI Corp. 8.40%, 12/23/2027, 1 mo. USD LIBOR + 3.38%	944,229
1,473,778	AHP Health Partners, Inc. 8.52%, 08/24/2028, 1 mo. USD LIBOR + 3.50%	1,470,551
EUR 1,495,000	Biogroup-LCD 5.60%, 02/09/2028, 3 mo. EURIBOR + 3.00%	1,496,692
$ 1,223,974	Catalent Pharma Solutions, Inc. 7.06%, 02/22/2028, 1 mo. USD SOFR + 2.00%	1,211,735
1,291,950	EyeCare Partners LLC 8.77%, 11/15/2028, 1 mo. USD LIBOR + 3.75%	1,044,464
504,722	ICON Luxembourg Sarl 7.41%, 07/03/2028, 3 mo. USD SOFR + 2.25%	504,379
EUR 532,882	IQVIA, Inc. 5.02%, 06/11/2025, 3 mo. EURIBOR + 2.00%	584,887
$ 1,611,259	Surgery Center Holdings, Inc. 8.70%, 08/31/2026, 1 mo. USD LIBOR + 3.75%	1,606,860
		8,863,797
	Home Builders - 0.1%
740,625	Installed Building Products, Inc. 7.35%, 12/14/2028, 3 mo. USD LIBOR + 2.25%	737,151
1,115,138	Tecta America Corp. 9.10%, 04/10/2028, 1 mo. USD SOFR + 4.00%	1,097,541
		1,834,692
	Home Furnishings - 0.1%
1,248,541	Mattress Firm Inc 9.39%, 09/25/2028, 3 mo. USD LIBOR + 4.25%	1,161,405
781,385	Weber-Stephen Products LLC 8.27%, 10/30/2027, 1 mo. USD LIBOR + 3.25%	694,651
		1,856,056
	Insurance - 1.0%
	Acrisure LLC
2,157,602	8.52%, 02/15/2027, 1 mo. USD SOFR + 3.50%	2,057,813
365,375	9.27%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	352,890
906,200	Alliant Holdings Intermediate LLC 8.51%, 11/06/2027, 1 mo. USD LIBOR + 3.50%	897,519
438,900	AmWINS Group, Inc. 7.83%, 02/19/2028, 1 mo. USD SOFR + 2.75%	436,705
	AssuredPartners, Inc.
292,050	8.48%, 02/12/2027, 1 mo. USD SOFR + 3.50%	286,697
109,450	9.23%, 02/12/2027, 1 mo. USD SOFR + 4.25%	109,006
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Insurance - 1.0% - (continued)
	Asurion LLC
$ 2,770,221	8.27%, 12/23/2026, 1 mo. USD LIBOR + 3.25%	$ 2,582,372
857,500	8.27%, 07/31/2027, 1 mo. USD LIBOR + 3.25%	790,332
1,207,223	9.08%, 08/19/2028, 3 mo. USD SOFR + 4.00%	1,119,482
1,055,000	10.27%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	882,687
	Hub International Ltd.
1,319,213	8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	1,315,809
1,064,259	8.51%, 04/25/2025, 1 mo. USD LIBOR + 3.25%	1,061,779
533,662	8.73%, 11/10/2029, 3 mo. USD SOFR + 4.00%	532,270
968,757	Ryan Specialty Group LLC 8.08%, 09/01/2027, 1 mo. USD SOFR + 3.00%	965,928
3,500,764	Sedgwick Claims Management Services, Inc. 8.73%, 02/17/2028, 1 mo. USD LIBOR + 3.75%	3,457,495
2,007,663	USI, Inc. 8.65%, 11/22/2029, 1 mo. USD LIBOR + 3.75%	2,001,800
		18,850,584
	Internet - 0.4%
540,375	Adevinta ASA 7.91%, 06/26/2028, 3 mo. USD LIBOR + 2.75%	540,375
991,391	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	926,018
	Go Daddy Operating Co. LLC
948,187	7.02%, 08/10/2027, 1 mo. USD LIBOR + 2.00%	945,950
1,084,808	8.23%, 11/09/2029, 1 mo. USD LIBOR + 3.25%	1,084,808
1,237,897	MH Sub I LLC 8.77%, 09/13/2024, 1 mo. USD SOFR + 3.75%	1,230,160
1,778,198	NortonLifeLock, Inc. 7.08%, 09/12/2029, 1 mo. USD SOFR + 2.00%	1,757,909
		6,485,220
	IT Services - 0.1%
1,039,026	Tempo Acquisition LLC 7.98%, 08/31/2028, 1 mo. USD SOFR + 3.00%	1,037,291
	Leisure Time - 0.3%
	Carnival Corp.
1,008,983	8.02%, 06/30/2025, 1 mo. USD LIBOR + 3.00%	1,001,728
1,659,000	8.27%, 10/18/2028, 1 mo. USD LIBOR + 3.25%	1,626,517
2,200,800	Hayward Industries, Inc. 7.52%, 05/30/2028, 1 mo. USD SOFR + 2.50%	2,134,424
972,675	MajorDrive Holdings LLC 9.00%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	942,279
		5,704,948
	Lodging - 0.2%
946,189	Four Seasons Hotels Ltd. 8.33%, 11/30/2029, 1 mo. USD SOFR + 3.25%	948,044
974,847	Hilton Worldwide Finance LLC 6.82%, 06/22/2026, 1 mo. USD LIBOR + 1.75%	972,712
990,500	Station Casinos LLC 7.28%, 02/08/2027, 1 mo. USD LIBOR + 2.25%	979,584
		2,900,340

The accompanying notes are an integral part of these financial statements.
97

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Machinery - Construction & Mining - 0.1%
$ 1,834,084	Brookfield WEC Holdings, Inc. 7.77%, 08/01/2025, 1 mo. USD LIBOR + 2.75%	$ 1,827,207
	Machinery-Diversified - 0.1%
952,911	Gardner Denver, Inc. 6.83%, 03/01/2027, 1 mo. USD SOFR + 1.75%	947,994
1,837,568	Vertical U.S. Newco, Inc. 8.60%, 07/30/2027, 6 mo. USD LIBOR + 3.50%	1,791,629
		2,739,623
	Media - 1.1%
824,434	Altice Financing SA 9.99%, 10/31/2027	807,434
1,999,263	Cable One, Inc. 7.02%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	1,944,783
1,574,385	Charter Communications Operating LLC 6.80%, 02/01/2027, 1 mo. USD SOFR + 1.75%	1,546,834
	CSC Holdings LLC
1,067,213	7.45%, 04/15/2027, 1 mo. USD LIBOR + 2.50%	941,015
1,295,266	9.39%, 01/18/2028, 1 mo. USD SOFR + 4.50%	1,190,026
482,997	DirecTV Financing LLC 10.02%, 08/02/2027, 1 mo. USD LIBOR + 5.00%	462,924
	EW Scripps Co.
681,724	7.66%, 05/01/2026, 1 mo. USD LIBOR + 2.56%	660,529
612,700	7.85%, 01/07/2028, 1 mo. USD LIBOR + 2.75%	586,317
1,193,748	Gray Television, Inc. 7.42%, 01/02/2026	1,180,319
628,990	Nexstar Broadcasting, Inc. 7.52%, 09/18/2026, 1 mo. USD LIBOR + 2.50%	627,027
2,630,000	Telenet Financing USD LLC 6.95%, 04/30/2028, 1 mo. USD LIBOR + 2.00%	2,570,089
	Virgin Media Bristol LLC
EUR 800,000	6.18%, 01/31/2029, 1 mo. EURIBOR + 3.25%	867,416
$ 2,325,000	7.45%, 01/31/2028, 1 mo. USD LIBOR + 2.50%	2,285,033
585,000	8.20%, 01/31/2029, 1 mo. USD LIBOR + 3.25%	578,665
EUR 1,400,000	Virgin Media SFA Finance Ltd. 5.43%, 01/31/2029, 1 mo. EURIBOR + 2.50%	1,492,308
1,310,000	Ziggo BV 6.10%, 01/31/2029, 6 mo. EURIBOR + 3.00%	1,369,265
$ 1,345,000	Ziggo Financing Partnership 7.45%, 04/30/2028, 1 mo. USD LIBOR + 2.50%	1,318,947
		20,428,931
	Mining - 0.0%
736,875	American Rock Salt Co. LLC 9.02%, 06/09/2028, 1 mo. USD LIBOR + 4.00%	712,315
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 6.45%, 03/16/2029, 3 mo. EURIBOR + 3.75%	1,580,078
	Packaging & Containers - 0.3%
	Berlin Packaging LLC
$ 1,813,005	8.07%, 03/11/2028, 1 mo. USD LIBOR + 3.25%	1,755,968
773,225	8.62%, 03/11/2028, 1 mo. USD SOFR + 3.75%	757,072
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 1,181,075	Clydesdale Acquisition Holdings, Inc. 9.26%, 04/13/2029, 3 mo. EURIBOR + 4.18%	$ 1,152,564
1,926,283	TricorBraun Holdings, Inc. 8.27%, 03/03/2028, 1 mo. USD LIBOR + 3.25%	1,876,643
		5,542,247
	Pharmaceuticals - 0.7%
4,784,431	Elanco Animal Health, Inc. 6.65%, 08/01/2027, 1 mo. USD SOFR + 1.75%	4,643,291
1,106,531	Gainwell Acquisition Corp. 9.00%, 10/01/2027, 3 mo. USD SOFR + 4.00%	1,064,351
1,813,000	Horizon Therapeutics USA, Inc. 6.81%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	1,810,081
1,046,999	Jazz Financing Lux Sarl 8.52%, 05/05/2028, 1 mo. USD LIBOR + 3.50%	1,045,407
1,589,063	Organon & Co. 8.00%, 06/02/2028, 3 mo. USD LIBOR + 3.00%	1,585,757
1,371,131	Pathway Vet Alliance LLC 8.77%, 03/31/2027, 1 mo. USD LIBOR + 3.75%	1,268,296
125,752	PRA Health Sciences, Inc. 7.13%, 07/03/2028, 3 mo. USD LIBOR + 2.25%	125,667
612,500	Prestige Brands, Inc. 7.02%, 07/03/2028, 1 mo. USD LIBOR + 2.00%	609,915
		12,152,765
	Pipelines - 0.4%
104,612	BCP Renaissance Parent LLC 8.66%, 10/31/2024, 3 mo. USD LIBOR + 3.50%	103,540
717,925	Buckeye Partners LP 7.09%, 11/01/2026, 1 mo. USD LIBOR + 2.25%	715,556
904,478	DT Midstream, Inc. 7.02%, 06/26/2028, 1 mo. USD LIBOR + 2.00%	904,478
2,171,296	Medallion Midland Acquisition LLC 8.91%, 10/18/2028, 3 mo. USD SOFR + 3.75%	2,145,783
749,675	NorthRiver Midstream Finance LP 8.43%, 10/01/2025, 3 mo. USD LIBOR + 3.25%	746,511
1,034,414	Oryx Midstream Services Permian Basin LLC 8.19%, 10/05/2028, 1 mo. USD LIBOR + 3.25%	1,022,219
2,199,513	UGI Energy Services LLC 8.33%, 02/22/2030	2,179,805
280,000	Whitewater Whistler Holdings LLC 8.15%, 02/15/2030, 3 mo. USD SOFR + 3.25%	279,580
		8,097,472
	Retail - 1.4%
1,736,592	1011778 BC Unlimited Liability Co. 6.77%, 11/19/2026, 3 mo. USD LIBOR + 1.75%	1,715,979
1,968,937	Beacon Roofing Supply, Inc. 7.27%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	1,961,061
863,416	EG Group Ltd. 9.16%, 03/31/2026, 1 mo. USD LIBOR + 4.25%	832,980
938,287	Foundation Building Materials Holding Co. LLC 8.52%, 01/31/2028, 3 mo. USD LIBOR + 3.25%	907,915
3,040,375	Great Outdoors Group LLC 8.77%, 03/06/2028, 1 mo. USD SOFR + 3.75%	3,011,886
1,019,074	Harbor Freight Tools USA, Inc. 7.77%, 10/19/2027, 1 mo. USD LIBOR + 2.75%	987,503
1,679,671	IRB Holding Corp. 8.08%, 12/15/2027, 1 mo. USD LIBOR + 3.00%	1,650,915
1,706,912	KFC Holding Co. 6.71%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	1,694,418
1,981,497	LBM Acquisition LLC 8.77%, 12/17/2027, 1 mo. USD LIBOR + 3.75%	1,836,313

The accompanying notes are an integral part of these financial statements.
98

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Retail - 1.4% - (continued)
$ 1,691,075	Les Schwab Tire Centers 8.06%, 11/02/2027, 3 mo. USD LIBOR + 3.25%	$ 1,680,506
500,340	Medical Solutions LLC 8.24%, 11/01/2028, 1 mo. USD LIBOR + 3.25%	480,326
1,061,050	Michaels Cos., Inc. 9.41%, 04/15/2028, 3 mo. USD LIBOR + 4.25%	970,044
1,003,010	Petco Health & Wellness Co., Inc. 8.41%, 03/03/2028, 3 mo. USD SOFR + 3.25%	987,734
1,129,875	PetSmart, Inc. 8.83%, 02/11/2028, 1 mo. USD SOFR + 3.75%	1,124,226
3,974,659	Pilot Travel Centers LLC 7.08%, 08/04/2028, 1 mo. USD SOFR + 2.00%	3,961,900
1,983,091	SRS Distribution, Inc. 8.52%, 06/02/2028, 3 mo. USD SOFR + 3.50%	1,888,577
992,867	White Cap Buyer LLC 8.73%, 10/19/2027, 1 mo. USD SOFR + 3.75%	982,690
		26,674,973
	Semiconductors - 0.2%
1,376,550	Entegris, Inc. 7.66%, 07/06/2029, 1 mo. USD SOFR + 2.75%	1,374,609
1,094,500	MKS Instruments, Inc. 7.81%, 08/17/2029, 3 mo. USD LIBOR + 2.75%	1,088,437
497,425	Synaptics, Inc. 7.40%, 12/02/2028, 6 mo. USD LIBOR + 2.25%	492,918
		2,955,964
	Software - 1.8%
	Athenahealth Group, Inc.
78,804	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.50%(9)	73,738
641,480	8.46%, 02/15/2029, 1 mo. USD SOFR + 3.50%	600,239
1,106,000	CCC Intelligent Solutions Inc. 7.27%, 09/21/2028, 1 mo. USD LIBOR + 2.25%	1,100,747
1,563,209	DCert Buyer, Inc. 8.70%, 10/16/2026, 3 mo. USD SOFR + 4.00%	1,546,607
4,745,622	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	4,735,230
1,897,979	E2open LLC 8.57%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	1,888,489
529,650	EP Purchaser LLC 8.66%, 11/06/2028, 3 mo. USD LIBOR + 3.50%	527,664
530,702	Epicor Software Corp. 8.27%, 07/30/2027, 1 mo. USD LIBOR + 3.25%	523,607
1,564,602	Hyland Software, Inc. 8.52%, 07/01/2024, 1 mo. USD SOFR + 3.50%	1,552,382
2,203,350	McAfee LLC 8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	2,074,300
302,954	Navicure, Inc. 9.02%, 10/22/2026, 1 mo. USD LIBOR + 4.00%	302,103
2,054,850	Open Text Corp. 8.58%, 01/31/2030, 1 mo. USD LIBOR + 3.50%	2,052,610
1,876,385	Peraton Corp. 8.83%, 02/01/2028, 1 mo. USD LIBOR + 3.75%	1,835,723
1,005,327	Playtika Holding Corp. 7.77%, 03/13/2028, 1 mo. USD LIBOR + 2.75%	997,475
1,080,882	Polaris Newco LLC 9.16%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	1,000,270
1,440,000	Quartz Acquireco LLC 0.00%, 04/14/2030, 1 mo. USD SOFR + 3.50%(10)	1,432,800
1,321,293	RealPage, Inc. 8.02%, 04/24/2028, 1 mo. USD LIBOR + 3.00%	1,281,826
	Science Applications International Corp.
881,175	6.96%, 10/31/2025, 1 mo. USD SOFR + 1.88%	881,175
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(8) - (continued)
	Software - 1.8% - (continued)
$ 1,590,667	6.96%, 03/12/2027, 1 mo. USD SOFR + 1.88%	$ 1,589,474
232,646	SS&C European Holdings Sarl 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	232,088
1,675,344	SS&C Technologies, Inc. 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	1,671,365
555,017	Surf Holdings LLC 8.51%, 03/05/2027, 6 mo. EURIBOR + 3.50%	549,989
	Ultimate Software Group, Inc.
1,520,481	8.27%, 05/04/2026, 3 mo. USD LIBOR + 3.25%	1,478,667
622,425	8.90%, 05/04/2026, 3 mo. USD LIBOR + 3.75%	611,389
3,470,174	Zelis Healthcare Corp. 8.52%, 09/30/2026, 1 mo. USD LIBOR + 3.50%	3,450,290
		33,990,247
	Telecommunications - 0.4%
	Ciena Corp.
1,680,525	6.69%, 09/26/2025, 1 mo. USD SOFR + 1.75%	1,674,223
715,000	7.44%, 01/18/2030, 1 mo. USD SOFR + 2.50%	714,106
1,042,258	Level 3 Financing, Inc. 6.85%, 03/01/2027, 1 mo. USD LIBOR + 1.75%	888,035
	Lorca Holdco Ltd.
EUR 1,390,000	6.27%, 09/17/2027, 6 mo. EURIBOR + 3.70%	1,486,657
1,237,234	6.77%, 09/17/2027, 6 mo. EURIBOR + 4.20%	1,337,351
$ 817,550	Xplornet Communications, Inc. 9.02%, 10/02/2028, 1 mo. USD LIBOR + 4.00%	663,679
575,404	Zacapa Sarl 8.90%, 03/22/2029, 3 mo. USD SOFR + 4.00%	561,261
998,777	Zayo Group Holdings, Inc. 8.02%, 03/09/2027, 1 mo. USD LIBOR + 3.00%	809,229
		8,134,541
	Transportation - 0.3%
	First Student Bidco, Inc.
477,206	8.14%, 07/21/2028, 3 mo. USD LIBOR + 3.00%	453,942
1,276,601	8.14%, 07/21/2028, 1 mo. USD LIBOR + 3.00%	1,214,366
2,709,953	Genesee & Wyoming, Inc. 7.00%, 12/30/2026, 3 mo. USD LIBOR + 2.00%	2,699,303
1,004,136	Savage Enterprises LLC 8.28%, 09/15/2028, 1 mo. USD LIBOR + 3.25%	999,829
		5,367,440
	Total Senior Floating Rate Interests (cost $314,289,720)	$ 308,029,160
U.S. GOVERNMENT AGENCIES - 2.4%
	Mortgage-Backed Agencies - 2.4%
	Federal Home Loan Mortgage Corp. - 0.9%
1,025,205	1.00%, 05/25/2033	$ 922,194
4,100,628	1.00%, 01/15/2041	3,652,928
2,393,380	1.00%, 05/15/2041	2,193,228
1,157,806	1.00%, 06/15/2044	1,059,372
842,883	1.25%, 07/15/2031	815,999
182,538	1.50%, 01/15/2027	179,086
1,558,131	2.00%, 09/15/2041	1,444,768
2,215,618	2.50%, 12/15/2042	2,027,733
1,748,104	3.00%, 04/01/2031	1,674,485
289,505	3.50%, 04/01/2027	283,601
2,365,473	3.50%, 03/01/2032	2,290,182

The accompanying notes are an integral part of these financial statements.
99

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.4% - (continued)
	Mortgage-Backed Agencies - 2.4% - (continued)
	Federal Home Loan Mortgage Corp. - 0.9% - (continued)
$ 100,904	3.50%, 09/15/2043	$ 98,447
187,030	3.75%, 05/15/2039(4)	185,001
659,991	5.97%, 11/25/2048, 1 mo. USD LIBOR + 0.95%(1)(2)	654,836
		17,481,860
	Federal National Mortgage Association - 1.1%
853,145	1.50%, 11/25/2042	786,543
1,665,974	2.00%, 04/25/2034	1,592,012
2,294,917	2.00%, 12/25/2042	2,011,236
3,090,770	2.50%, 03/25/2035	2,937,191
3,140,088	3.00%, 02/25/2043	2,910,143
49,427	3.00%, 04/25/2043	48,048
683,365	3.00%, 05/25/2047	650,605
2,013,041	3.25%, 11/25/2043	1,913,693
283,332	3.50%, 11/01/2026	277,317
1,089,279	3.50%, 12/01/2026	1,065,956
144,204	3.50%, 12/01/2028	140,315
2,468,029	3.50%, 10/25/2035	2,352,011
1,115,993	3.50%, 07/25/2045	1,083,786
557,226	3.50%, 05/25/2056	534,562
2,063,412	4.00%, 11/25/2041	1,973,191
		20,276,609
	Government National Mortgage Association - 0.4%
1,383,275	2.00%, 05/20/2046	1,202,920
3,333,211	2.50%, 10/20/2041	3,121,619
1,661,155	2.50%, 07/20/2042	1,569,271
567,981	3.00%, 08/20/2045	539,680
699,543	3.50%, 05/20/2048	673,079
66,346	5.00%, 08/20/2039	66,526
		7,173,095
	Total U.S. Government Agencies (cost $48,366,123)	$ 44,931,564
U.S. GOVERNMENT SECURITIES - 6.4%
	U.S. Treasury Securities - 6.4%
	U.S. Treasury Notes - 6.4%
2,425,000	0.25%, 06/15/2024	$ 2,307,160
10,000,000	1.50%, 02/15/2025	9,532,031
44,025,000	2.13%, 05/31/2026	41,935,532
15,000,000	2.63%, 05/31/2027	14,424,609
25,000,000	2.75%, 05/15/2025	24,348,633
10,950,000	3.25%, 06/30/2027	10,787,461
10,000,000	3.88%, 01/15/2026	10,005,469
5,000,000	4.00%, 02/15/2026	5,023,047
	Total U.S. Government Securities (cost $119,920,111)	$ 118,363,942
	Total Long-Term Investments (cost $1,939,763,794)	$ 1,836,326,694
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
257,052	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(11)	$ 257,052
856,841	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(11)	856,841
257,052	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(11)	257,052
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
257,054	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(11)		$ 257,054
	Total Short-Term Investments (cost $1,627,999)		$ 1,627,999
	Total Investments (cost $1,941,391,793)	99.3%	$ 1,837,954,693
	Other Assets and Liabilities	0.7%	13,722,446
	Total Net Assets	100.0%	$ 1,851,677,139
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $715,651,263, representing 38.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of this security was $410,303, representing 0.0% of net assets.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
100

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

(9)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2023, the aggregate value of the unfunded commitment was $500,617, which represents to 0.0% of total net assets.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,473	06/30/2023	$ 303,679,664	$ 2,918,700
Short position contracts:
U.S. Treasury 5-Year Note Future	978	06/30/2023	$ 107,327,860	$ (2,500,715)
U.S. Treasury 10-Year Note Future	279	06/21/2023	32,141,672	(972,370)
Total				$ (3,473,085)
Total futures contracts				$ (554,385)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,614,000	EUR	2,885,621	USD	BCLY	05/03/2023	$ (4,710)
2,838,548	USD	2,614,000	EUR	HSBC	05/03/2023	(42,363)
23,950,413	USD	21,722,627	EUR	UBS	05/31/2023	(31,160)
2,891,197	USD	2,614,000	EUR	BCLY	06/06/2023	4,458
Total foreign currency contracts						$ (73,775)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 345,035,321	$ —	$ 345,035,321	$ —
Corporate Bonds	1,019,966,707	—	1,019,966,707	—
Senior Floating Rate Interests	308,029,160	—	308,029,160	—
U.S. Government Agencies	44,931,564	—	44,931,564	—
U.S. Government Securities	118,363,942	—	118,363,942	—
Short-Term Investments	1,627,999	1,627,999	—	—
Foreign Currency Contracts(2)	4,458	—	4,458	—
Futures Contracts(2)	2,918,700	2,918,700	—	—
Total	$ 1,840,877,851	$ 4,546,699	$ 1,836,331,152	$ —
Liabilities
Foreign Currency Contracts(2)	$ (78,233)	$ —	$ (78,233)	$ —
Futures Contracts(2)	(3,473,085)	(3,473,085)	—	—
Total	$ (3,551,318)	$ (3,473,085)	$ (78,233)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
101

The Hartford Strategic Income Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6%
	Asset-Backed - Automobile - 1.9%
$ 5,750,000	American Credit Acceptance Receivables Trust 3.64%, 05/15/2028(1)	$ 4,971,465
4,990,000	Avid Automobile Receivables Trust 11.14%, 05/15/2029(1)	5,033,371
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,533,389
	Exeter Automobile Receivables Trust
1,930,000	4.02%, 01/17/2028(1)	1,606,396
2,040,000	12.07%, 09/16/2030(1)	2,067,656
2,091,000	Flagship Credit Auto Trust 11.44%, 04/15/2030(1)	2,105,095
	Santander Bank Auto Credit-Linked Notes
237,395	3.27%, 12/15/2031(1)	228,001
1,000,000	5.00%, 12/15/2031(1)	918,272
1,200,000	6.17%, 12/15/2031(1)	1,004,730
2,000,000	9.97%, 05/15/2032(1)	1,903,137
7,075,000	Tricolor Auto Securitization Trust 13.45%, 06/15/2028(1)	7,109,881
	Westlake Automobile Receivables Trust
1,830,000	3.42%, 04/15/2027(1)	1,621,684
8,830,000	3.66%, 12/15/2027(1)	7,908,958
		38,012,035
	Asset-Backed - Credit Card - 0.3%
7,750,000	Mercury Financial Credit Card Master Trust 5.20%, 09/21/2026(1)	7,228,973
	Asset-Backed - Finance & Insurance - 2.0%
2,875,000	Ares XLIX CLO Ltd. 10.97%, 07/22/2030, 3 mo. USD LIBOR + 5.70%(1)(2)	2,360,131
2,183,000	Atlas Senior Loan Fund XI Ltd. 11.02%, 07/26/2031, 3 mo. USD LIBOR + 5.75%(1)(2)	1,392,798
305,000	Ballyrock CLO 14 Ltd. 12.25%, 01/20/2034, 3 mo. USD LIBOR + 7.00%(1)(2)	291,332
2,981,250	Carlyle U.S. CLO Ltd. 10.55%, 01/20/2030, 3 mo. USD LIBOR + 5.30%(1)(2)	2,460,649
	CIFC Funding Ltd.
2,660,000	10.22%, 04/19/2029, 3 mo. USD LIBOR + 4.95%(1)(2)	2,321,246
2,270,000	12.11%, 01/15/2034, 3 mo. USD LIBOR + 6.85%(1)(2)	2,175,309
2,500,000	Dryden 64 CLO Ltd. 10.39%, 04/18/2031, 3 mo. USD LIBOR + 5.60%(1)(2)	2,118,535
18,009	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	13,961
2,825,000	Octagon Investment Partners 27 Ltd. 11.21%, 07/15/2030, 3 mo. USD LIBOR + 5.95%(1)(2)	2,242,169
5,000,000	Octagon Investment Partners XVI Ltd. 11.01%, 07/17/2030, 3 mo. USD LIBOR + 5.75%(1)(2)	4,098,210
3,000,000	Octagon Loan Funding Ltd. 10.92%, 11/18/2031, 3 mo. USD LIBOR + 6.00%(1)(2)	2,409,390
4,910,000	Palmer Square Loan Funding Ltd. 12.76%, 07/20/2029, 3 mo. USD LIBOR + 7.51%(1)(2)	4,358,155
1,940,000	Progress Residential Trust 6.62%, 06/17/2039(1)	1,865,103
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Asset-Backed - Finance & Insurance - 2.0% - (continued)
$ 2,000,000	Sound Point CLO XII Ltd. 12.15%, 10/20/2028, 3 mo. USD LIBOR + 6.90%(1)(2)	$ 1,804,196
6,750,000	Stewart Park CLO Ltd. 10.54%, 01/15/2030, 3 mo. USD LIBOR + 5.28%(1)(2)	5,381,606
6,150,000	Webster Park CLO Ltd. 10.75%, 07/20/2030, 3 mo. USD LIBOR + 5.50%(1)(2)	5,191,141
		40,483,931
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
448,974	5.16%, 12/25/2046, 1 mo. USD LIBOR + 0.14%(2)	132,828
769,706	5.18%, 02/25/2037, 1 mo. USD LIBOR + 0.16%(2)	234,954
805,492	5.38%, 11/25/2036, 1 mo. USD LIBOR + 0.36%(2)	201,887
532,721	5.48%, 04/25/2047, 1 mo. USD LIBOR + 0.46%(2)	257,251
1,972,489	Morgan Stanley Mortgage Loan Trust 5.36%, 11/25/2036, 1 mo. USD LIBOR + 0.34%(2)	603,601
	Soundview Home Loan Trust
2,251,000	5.50%, 07/25/2036, 1 mo. USD LIBOR + 0.48%(2)	1,958,131
91,824	5.52%, 11/25/2036, 1 mo. USD LIBOR + 0.50%(2)	84,743
		3,473,395
	Commercial Mortgage-Backed Securities - 2.9%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(3)	927,000
	BBCMS Mortgage Trust
2,490,000	1.10%, 04/15/2053(3)(4)	147,935
4,311,496	1.73%, 04/15/2053(3)(4)	306,735
	Benchmark Mortgage Trust
15,169,351	1.38%, 03/15/2062(3)(4)	754,786
8,653,432	1.63%, 01/15/2054(3)(4)	759,375
	BPR Trust
8,245,000	9.07%, 02/15/2024, 1 mo. USD SOFR + 4.18%(1)(2)	8,186,917
5,675,000	12.52%, 05/15/2039, 1 mo. USD SOFR + 7.63%(1)(2)	5,498,641
1,742,000	BX Commercial Mortgage Trust 7.80%, 09/15/2036, 1 mo. USD LIBOR + 2.85%(1)(2)	1,597,463
	BX Trust
1,037,040	8.59%, 08/15/2039, 1 mo. USD SOFR + 3.70%(1)(2)	1,025,686
1,120,000	9.88%, 06/15/2036, 1 mo. USD LIBOR + 4.93%(1)(2)	1,041,983
10,165,000	BXSC Commercial Mortgage Trust 9.02%, 03/15/2035, 1 mo. USD SOFR + 4.13%(1)(2)	9,833,720
2,260,000	CAMB Commercial Mortgage Trust 8.20%, 12/15/2037, 1 mo. USD LIBOR + 3.25%(1)(2)	2,157,198
180,000	Citigroup Commercial Mortgage Trust 4.76%, 03/11/2047(1)(3)	162,924
	Commercial Mortgage Trust
756,698	4.75%, 10/15/2045(1)(3)	360,168
1,350,000	4.81%, 08/10/2047(3)	1,089,239
1,801	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	1,769

The accompanying notes are an integral part of these financial statements.
102

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Commercial Mortgage-Backed Securities - 2.9% - (continued)
	DBJPM Mortgage Trust
$ 19,837,804	1.56%, 08/10/2049(3)(4)	$ 704,470
4,138,539	1.83%, 09/15/2053(3)(4)	275,464
1,450,000	GS Mortgage Securities Corp. Trust 9.50%, 10/15/2036, 1 mo. USD LIBOR + 4.55%(1)(2)	1,337,253
	GS Mortgage Securities Trust
2,036,309	0.03%, 07/10/2046(3)(4)	4
48,877	0.09%, 08/10/2044(1)(3)(4)	1
7,509,530	0.78%, 02/13/2053(3)(4)	238,230
1,916,953	4.77%, 11/10/2045(1)(3)	1,775,287
175,000	5.17%, 04/10/2047(1)(3)	132,672
	JP Morgan Chase Commercial Mortgage Securities Trust
607,136	2.73%, 10/15/2045(1)(3)	519,102
485,000	3.90%, 12/15/2047(1)(3)	368,665
	Morgan Stanley Capital I Trust
2,055,000	4.28%, 06/15/2050(3)	1,809,092
465,000	5.25%, 07/15/2049(1)(3)	238,036
4,551	5.29%, 10/12/2052(1)(3)	1,946
11,760,000	SREIT Trust 7.57%, 11/15/2038, 1 mo. USD LIBOR + 2.62%(1)(2)	10,987,415
15,000	Wells Fargo Commercial Mortgage Trust 4.29%, 05/15/2048(3)	12,385
	Wells Fargo NA
6,502,980	0.71%, 11/15/2062(3)(4)	203,807
28,473,338	0.76%, 11/15/2062(3)(4)	978,882
5,321,542	0.81%, 12/15/2052(3)(4)	192,586
11,844,945	0.99%, 01/15/2063(3)(4)	538,515
9,243,095	1.04%, 05/15/2062(3)(4)	389,430
4,229,567	1.34%, 03/15/2063(3)(4)	256,340
13,795,090	1.88%, 03/15/2063(3)(4)	1,345,136
	WFRBS Commercial Mortgage Trust
143,307	3.02%, 11/15/2047(1)	7,886
2,125,000	4.88%, 11/15/2045(1)(3)	1,907,146
215,000	5.00%, 06/15/2044(1)(3)	111,040
		58,182,329
	Other Asset-Backed Securities - 3.3%
1,126,754	AASET Trust 6.41%, 01/16/2040	136,056
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	1,926,480
2,010,000	Apidos CLO XLIII Ltd. 7.89%, 04/25/2035, 3 mo. USD SOFR + 3.00%(1)(2)	2,003,851
2,850,000	Avant Loans Funding Trust 6.54%, 09/15/2031(1)	2,805,731
5,630,000	Benefit Street Partners CLO XXXI Ltd. 7.87%, 04/25/2036, 3 mo. USD SOFR + 3.00%(1)(2)	5,607,266
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	758,864
2,390,000	Elmwood CLO Ltd. 8.06%, 04/16/2036, 3 mo. USD SOFR + 3.00%(1)(2)	2,379,998
1,118,477	GSAMP Trust 5.11%, 01/25/2037, 1 mo. USD LIBOR + 0.09%(2)	665,119
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,606,354
5,160,000	Octagon 61 Ltd. 8.07%, 04/20/2036, 3 mo. USD SOFR + 3.00%(1)(2)	5,176,827
	PRET LLC
3,705,000	3.72%, 07/25/2051(1)(5)	3,030,338
6,350,000	3.84%, 07/25/2051(1)(5)	5,270,284
1,890,000	Pretium Mortgage Credit Partners I LLC 3.84%, 06/27/2060(1)(5)	1,596,518
9,920,000	Pretium Mortgage Credit Partners LLC 3.60%, 02/25/2061(1)(5)	8,329,040
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Other Asset-Backed Securities - 3.3% - (continued)
$ 1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	$ 1,407,930
3,385,000	Texas Debt Capital CLO Ltd. 7.82%, 04/20/2036, 3 mo. USD SOFR + 3.00%(1)(2)	3,337,905
1,715,000	Vericrest Opportunity Loan Transferee 4.21%, 08/25/2051(1)(5)	1,465,751
2,385,000	VOLT C LLC 4.83%, 05/25/2051(1)(5)	2,184,717
2,205,000	VOLT CI LLC 4.83%, 05/25/2051(1)(5)	1,620,041
2,065,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(5)	1,885,368
5,705,000	VOLT XCIV LLC 4.95%, 02/27/2051(1)(5)	5,209,312
4,195,000	VOLT XCIX LLC 4.95%, 04/25/2051(1)(5)	3,579,287
5,145,000	VOLT XCV LLC 4.95%, 03/27/2051(1)(5)	3,953,771
		65,936,808
	Whole Loan Collateral CMO - 6.0%
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,668,010
96,167	Banc of America Mortgage Trust 4.01%, 09/25/2035(3)	82,532
43,735	Bear Stearns ALT-A Trust 5.52%, 01/25/2036, 1 mo. USD LIBOR + 0.50%(2)	54,184
82,610	Bear Stearns ARM Trust 5.23%, 10/25/2035, 12 mo. USD CMT + 2.30%(2)	77,391
1,688,000	Bellemeade RE Ltd. 9.42%, 01/26/2032, 1 mo. USD SOFR + 4.60%(1)(2)	1,581,812
448,710	Chase Mortgage Finance Trust 5.50%, 11/25/2035	339,968
251,496	CHL Mortgage Pass-Through Trust 3.63%, 09/25/2047(3)	217,486
	Connecticut Avenue Securities Trust
2,240,000	8.02%, 01/25/2040, 1 mo. USD LIBOR + 3.00%(1)(2)	2,132,211
10,251,951	8.77%, 09/25/2039, 1 mo. USD LIBOR + 3.75%(1)(2)	10,235,965
2,390,000	9.32%, 01/25/2042, 1 mo. USD SOFR + 4.50%(1)(2)	2,315,312
8,200,000	14.27%, 11/25/2039, 1 mo. USD LIBOR + 9.25%(1)(2)	8,348,251
	Countrywide Alternative Loan Trust
24,908	5.50%, 12/25/2035, 1 mo. USD LIBOR + 0.50%(2)	11,992
88,343	5.56%, 01/25/2036, 1 mo. USD LIBOR + 0.54%(2)	77,868
162,749	5.66%, 11/25/2035, 1 mo. USD LIBOR + 0.64%(2)	127,882
537,546	5.75%, 05/25/2036	212,405
556,132	6.00%, 05/25/2036	302,366
64,905	CSMC Trust 3.25%, 04/25/2047(1)(3)	58,761
8,870,000	Eagle RE Ltd. 10.57%, 10/25/2033, 1 mo. USD SOFR + 5.75%(1)(2)	8,950,442
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	3,390,493
	Federal National Mortgage Association Connecticut Avenue Securities
9,000,000	8.27%, 01/25/2040, 1 mo. USD LIBOR + 3.25%(1)(2)	8,735,670
740,000	8.42%, 07/25/2042, 1 mo. USD SOFR + 3.60%(1)(2)	757,575
6,980,000	8.42%, 10/25/2039, 1 mo. USD LIBOR + 3.40%(1)(2)	6,910,120

The accompanying notes are an integral part of these financial statements.
103

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Whole Loan Collateral CMO - 6.0% - (continued)
$ 4,165,000	9.57%, 09/25/2042, 1 mo. USD SOFR + 4.75%(1)(2)	$ 4,343,278
3,140,000	10.07%, 11/25/2029, 1 mo. USD LIBOR + 5.05%(2)	3,414,441
5,648,880	10.27%, 06/25/2039, 1 mo. USD LIBOR + 5.25%(1)(2)	5,845,340
3,006,000	10.42%, 07/25/2042, 1 mo. USD SOFR + 5.60%(1)(2)	3,096,180
30,270	GMACM Mortgage Loan Trust 3.28%, 04/19/2036(3)	23,227
265,042	GSR Mortgage Loan Trust 3.89%, 01/25/2036(3)	256,991
838,895	HarborView Mortgage Loan Trust 5.43%, 12/19/2036, 1 mo. USD LIBOR + 0.48%(2)	767,589
10,390,000	Home RE Ltd. 10.32%, 10/25/2034, 1 mo. USD SOFR + 5.50%(1)(2)	10,431,914
16,920	Impac CMB Trust 7.27%, 02/25/2036, 1 mo. USD LIBOR + 2.25%(2)	15,424
348,132	IndyMac IMSC Mortgage Loan Trust 5.17%, 03/25/2047, 1 mo. USD LIBOR + 0.15%(2)	237,100
	JP Morgan Mortgage Trust
135,117	3.85%, 05/25/2036(3)	108,908
102,818	3.88%, 11/25/2035(3)	89,873
20,470	4.15%, 04/25/2037(3)	15,079
993,411	Legacy Mortgage Asset Trust 6.25%, 11/25/2059(1)(5)	994,155
2,000,000	LHOME Mortgage Trust 4.61%, 06/25/2026(1)(5)	1,719,679
42,925	MASTR Adjustable Rate Mortgages Trust 3.87%, 11/21/2034(3)	40,167
159,084	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.38%, 06/25/2036(3)	118,111
3,970,000	NYMT Loan Trust 3.56%, 08/25/2061(1)(5)	3,239,063
4,645,000	OSAT Trust 3.97%, 05/25/2065(1)(5)	4,252,889
1,489,754	PMT Credit Risk Transfer Trust 7.92%, 02/27/2024, 1 mo. USD LIBOR + 2.90%(1)(2)	1,450,037
	Preston Ridge Partners Mortgage LLC
1,265,000	3.47%, 04/25/2026(1)(5)	1,075,580
996,000	4.70%, 11/25/2025(1)(5)	872,865
5,688,000	4.83%, 10/25/2026(1)(5)	4,904,353
520,215	Structured Asset Mortgage Investments II Trust 5.48%, 02/25/2036, 1 mo. USD LIBOR + 0.46%(2)	429,557
4,675,000	Triangle Re Ltd. 10.52%, 10/25/2033, 1 mo. USD LIBOR + 5.50%(1)(2)	4,828,716
13,902,000	VCAT LLC 3.84%, 08/25/2051(1)(5)	11,501,485
12,533	WaMu Mortgage Pass-Through Certificates Trust 5.86%, 06/25/2044, 1 mo. USD LIBOR + 0.84%(2)	11,299
307,380	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.62%, 07/25/2036, 1 mo. USD LIBOR + 0.60%(2)	197,424
		120,869,420
	Total Asset & Commercial Mortgage-Backed Securities (cost $365,621,696)	$ 334,186,891
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.0%
	Airlines - 0.1%
$ 1,600,000	Southwest Airlines Co. 1.25%, 05/01/2025(6)	$ 1,712,800
	Auto Manufacturers - 0.1%
1,291,000	Ford Motor Co. 0.00%, 03/15/2026(7)	1,259,371
	Biotechnology - 0.2%
1,525,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027(1)	1,513,260
2,562,000	Exact Sciences Corp. 0.38%, 03/15/2027	2,334,061
		3,847,321
	Commercial Services - 0.2%
2,518,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(6)(7)	2,121,426
2,138,000	Block, Inc. 0.13%, 03/01/2025	1,991,547
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(8)	1,139,634
		5,252,607
	Electric - 0.1%
$ 1,675,000	Southern Co. 3.88%, 12/15/2025(1)	1,726,088
	Energy-Alternate Sources - 0.1%
645,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	603,603
411,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	674,246
1,605,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(6)(7)	1,991,002
		3,268,851
	Entertainment - 0.1%
1,570,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(7)	1,124,120
425,000	Penn Entertainment, Inc. 2.75%, 05/15/2026	605,412
		1,729,532
	Healthcare - Products - 0.2%
1,237,000	Insulet Corp. 0.38%, 09/01/2026	1,846,222
1,924,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	1,858,584
1,740,000	NuVasive, Inc. 0.38%, 03/15/2025	1,558,170
		5,262,976
	Internet - 0.6%
1,975,000	Airbnb, Inc. 0.00%, 03/15/2026(7)	1,722,200
	Etsy, Inc.
445,000	0.13%, 10/01/2026	596,239
1,953,000	0.25%, 06/15/2028	1,586,417
	Sea Ltd.
1,940,000	0.25%, 09/15/2026	1,537,450
435,000	2.38%, 12/01/2025	495,682
2,226,000	Snap, Inc. 0.13%, 03/01/2028	1,530,375
2,318,000	Uber Technologies, Inc. 0.00%, 12/15/2025(7)	2,016,087
1,750,000	Zillow Group, Inc. 1.38%, 09/01/2026(6)	2,042,250
		11,526,700
	IT Services - 0.2%
2,430,000	Rapid7, Inc. 0.25%, 03/15/2027	2,171,305
1,675,000	Zscaler, Inc. 0.13%, 07/01/2025	1,618,050
		3,789,355
	Leisure Time - 0.1%
325,000	Carnival Corp. 5.75%, 12/01/2027(1)	333,775
986,000	Royal Caribbean Cruises Ltd. 6.00%, 08/15/2025(1)	1,504,143
		1,837,918

The accompanying notes are an integral part of these financial statements.
104

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.0% - (continued)
	Lodging - 0.0%
$ 600,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	$ 680,400
	Machinery-Diversified - 0.1%
1,825,000	Middleby Corp. 1.00%, 09/01/2025	2,209,162
	Miscellaneous Manufacturing - 0.1%
2,024,000	John Bean Technologies Corp. 0.25%, 05/15/2026(6)	1,863,092
	Pharmaceuticals - 0.3%
1,088,000	Ascendis Pharma AS 2.25%, 04/01/2028	901,680
2,375,000	Dexcom, Inc. 0.25%, 11/15/2025(6)	2,591,667
1,676,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	1,820,555
		5,313,902
	REITS - 0.1%
1,573,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	1,352,406
	Semiconductors - 0.1%
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(7)	1,249,925
665,000	0.50%, 03/01/2029(1)	640,457
		1,890,382
	Software - 0.3%
2,550,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026(6)	2,227,514
1,730,000	MongoDB, Inc. 0.25%, 01/15/2026	2,276,853
1,650,000	Ringcentral, Inc. 0.00%, 03/01/2025(7)	1,468,500
		5,972,867
	Total Convertible Bonds (cost $63,561,389)	$ 60,495,730
CORPORATE BONDS - 27.0%
	Aerospace/Defense - 0.0%
335,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	$ 360,667
	Agriculture - 0.1%
1,685,000	Kernel Holding SA 6.50%, 10/17/2024(1)	1,040,488
2,290,000	MHP Lux SA 6.25%, 09/19/2029(8)	1,093,475
		2,133,963
	Airlines - 0.2%
3,551,396	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(1)	3,308,786
	Apparel - 0.1%
1,430,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)(6)	1,464,078
	Auto Manufacturers - 0.3%
CAD 2,500,000	Daimler Truck Finance Canada, Inc. 1.85%, 12/15/2023	1,807,802
	Daimler Truck Finance North America LLC
$ 1,000,000	5.29%, 06/14/2023, 3 mo. USD SOFR + 0.50%(1)(2)(6)	1,000,071
2,500,000	5.84%, 04/05/2024, 3 mo. USD SOFR + 1.00%(1)(2)	2,496,821
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Auto Manufacturers - 0.3% - (continued)
CAD 200,000	General Motors Financial of Canada Ltd. 3.25%, 11/07/2023	$ 146,065
500,000	VW Credit Canada, Inc. 1.20%, 09/25/2023	363,190
		5,813,949
	Auto Parts & Equipment - 0.4%
EUR 2,645,000	Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/2026(8)	2,783,373
	Faurecia SE
2,875,000	2.38%, 06/15/2027(8)	2,734,111
2,805,000	2.75%, 02/15/2027(8)	2,740,071
		8,257,555
	Beverages - 0.1%
CAD 2,500,000	Molson Coors International LP 2.84%, 07/15/2023	1,835,554
	Biotechnology - 0.1%
EUR 1,345,000	Grifols Escrow Issuer SA 3.88%, 10/15/2028(1)(9)	1,144,888
	Chemicals - 0.6%
	Braskem Idesa SAPI
$ 1,445,000	6.99%, 02/20/2032(1)	1,029,273
200,000	6.99%, 02/20/2032(8)	142,460
	Braskem Netherlands Finance BV
320,000	4.50%, 01/10/2028(8)	292,841
1,590,000	7.25%, 02/13/2033(1)	1,522,850
	Itelyum Regeneration Spa
EUR 2,100,000	4.63%, 10/01/2026(8)	2,061,072
1,265,000	4.63%, 10/01/2026(1)	1,241,550
	OCP SA
$ 275,000	3.75%, 06/23/2031(8)	229,694
200,000	5.13%, 06/23/2051(1)	147,228
200,000	5.13%, 06/23/2051(8)	147,228
1,630,000	6.88%, 04/25/2044(8)	1,499,600
3,665,000	Sasol Financing USA LLC 5.50%, 03/18/2031	3,034,183
		11,347,979
	Commercial Banks - 6.6%
EUR 600,000	Abanca Corp. Bancaria SA 4.63%, 04/07/2030, (4.63% fixed rate until 04/07/2025; 5 year EUR Swap + 5.01% thereafter)(8)(10)	606,596
	AIB Group PLC
3,590,000	5.25%, 10/09/2024, (5.25% fixed rate until 10/09/2024; 5 year EUR Swap + 5.70% thereafter)(8)(10)(11)	3,601,618
1,610,000	5.75%, 02/16/2029, (5.75% fixed rate until 02/16/2028; 1 year EUR Swap + 2.85% thereafter)(8)(10)	1,844,234
	Banca Monte dei Paschi di Siena SpA
7,040,000	1.88%, 01/09/2026(8)	6,767,941
1,825,000	2.63%, 04/28/2025(8)	1,865,173
	Banco de Credito del Peru SA
$ 236,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.00% thereafter)(8)(10)	216,220
110,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.45% thereafter)(8)(10)	96,486
EUR 1,000,000	Banco de Credito Social Cooperativo SA 1.75%, 03/09/2028, (1.75% fixed rate until 03/09/2027; 1 year EUR Swap + 2.15% thereafter)(8)(10)	876,011

The accompanying notes are an integral part of these financial statements.
105

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 250,000	Banco do Brasil SA 6.25%, 04/18/2030(1)	$ 248,500
1,200,000	Banco Santander SA 5.98%, 05/24/2024, 3 mo. USD SOFR + 1.24%(2)	1,201,105
380,000	Bancolombia SA 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.94% thereafter)(10)	323,000
1,800,000	Bank Leumi Le-Israel BM 7.13%, 07/18/2033, (7.13% fixed rate until 04/18/2028; 5 year USD CMT + 3.47% thereafter)(1)(8)(10)	1,749,870
	Bank of Ireland Group PLC
2,405,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.65% thereafter)(1)(10)	2,419,112
GBP 1,725,000	7.59%, 12/06/2032, (7.59% fixed rate until 09/06/2027; 5 year UK Government Bond + 4.70% thereafter)(8)(10)	2,156,621
$ 500,000	Bank of Montreal 5.50%, 03/08/2024, 3 mo. USD SOFR + 0.71%(2)	498,811
CAD 6,190,000	Bank of Nova Scotia 2.38%, 05/01/2023	4,568,351
EUR 1,900,000	Banque Federative du Credit Mutuel SA 3.88%, 06/16/2032, (3.88% fixed rate until 06/16/2027; 5 year EUR Swap + 2.20% thereafter)(8)(10)	1,970,068
	Barclays PLC
GBP 1,325,000	5.88%, 09/15/2024, (5.88% fixed rate until 09/15/2024; 5 year GBP Swap + 5.19% thereafter)(8)(10)(11)	1,406,256
1,150,000	6.38%, 12/15/2025, (6.38% fixed rate until 12/15/2025; 5 year UK Government Bond + 6.02% thereafter)(8)(10)(11)	1,228,473
	BAWAG Group AG
EUR 900,000	1.88%, 09/23/2030, 5 year USD Swap + 2.35%(8)	816,291
2,700,000	2.38%, 03/26/2029, (2.38% fixed rate until 03/26/2024; 5 year EUR Swap + 2.30% thereafter)(8)(10)	2,753,442
3,400,000	Belfius Bank SA 3.63%, 04/16/2025, (3.63% fixed rate until 04/16/2025; 5 year EUR Swap + 2.94% thereafter)(8)(10)(11)	2,643,586
	BNP Paribas SA
1,500,000	1.13%, 01/15/2032, (1.13% fixed rate until 01/15/2027; 5 year EUR Swap + 1.20% thereafter)(8)(10)	1,406,427
$ EUR1,100,000	2.50%, 03/31/2032, (2.50% fixed rate until 03/31/2027; 1 year EUR Swap + 1.60% thereafter)(8)(10)	1,081,657
EUR 600,000	6.88%, 12/06/2029, (6.88% fixed rate until 12/06/2029; 5 year EUR Swap + 4.65% thereafter)(8)(10)(11)	613,208
$ 3,400,000	7.38%, 08/19/2025, (7.38% fixed rate until 08/19/2025; 5 year USD Swap + 5.15% thereafter)(1)(10)(11)	3,268,666
	BPCE SA
EUR 5,600,000	1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 year EUR Swap + 1.75% thereafter)(8)(10)	5,207,282
1,300,000	4.50%, 01/13/2033(8)	1,436,897
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Commercial Banks - 6.6% - (continued)
$ EUR1,800,000	CaixaBank SA 5.25%, 03/23/2026, (5.25% fixed rate until 03/23/2026; 5 year EUR Swap + 4.50% thereafter)(8)(10)(11)	$ 1,671,032
	Canadian Imperial Bank of Commerce
CAD 1,000,000	2.43%, 06/09/2023	736,148
1,000,000	3.29%, 01/15/2024	729,064
$ 1,000,000	Cooperatieve Rabobank UA 5.34%, 06/28/2023, 1 mo. USD SOFR + 0.53%(2)	1,000,620
	Credit Agricole SA
1,320,000	4.75%, 03/23/2029, (4.75% fixed rate until 03/23/2029; 5 year USD CMT + 3.24% thereafter)(1)(10)(11)	1,015,080
EUR 1,300,000	7.25%, 09/23/2028, (7.25% fixed rate until 09/23/2028; 5 year EUR Swap + 4.44% thereafter)(8)(10)(11)	1,394,963
GBP 1,800,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.81% thereafter)(1)(10)(11)	2,115,111
325,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.81% thereafter)(8)(10)(11)	381,895
$ 3,900,000	Credit Suisse AG 6.50%, 08/08/2023(8)	3,724,500
	Credit Suisse Group AG
EUR 2,725,000	2.88%, 04/02/2032, (2.88% fixed rate until 04/02/2031; 1 year EUR Swap + 1.95% thereafter)(8)(10)	2,534,484
$ 1,150,000	3.80%, 06/09/2023	1,139,478
2,105,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 year USD CMT + 1.95% thereafter)(8)(10)	1,844,493
	Danske Bank AS
2,400,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.35% thereafter)(1)(10)	2,155,267
5,333,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 year USD CMT + 3.39% thereafter)(8)(10)(11)	4,528,752
325,000	5.38%, 01/12/2024(1)	321,914
5,060,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.13% thereafter)(8)(10)(11)	4,707,824
	Deutsche Bank AG
EUR 2,200,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 year EUR Swap + 4.55% thereafter)(8)(10)(11)	1,621,171
$ 2,155,000	4.88%, 12/01/2032, (4.88% fixed rate until 12/01/2027; 5 year USD ICE Swap + 2.55% thereafter)(10)	1,791,334
EUR 1,210,000	Eurobank Ergasias Services & Holdings SA 10.00%, 12/06/2032, (10.00% fixed rate until 12/06/2027; 5 year EUR Swap + 7.59% thereafter)(8)(10)	1,337,118
$ 2,020,000	Freedom Mortgage Corp. 7.63%, 05/01/2026(1)	1,727,342
2,040,000	GLP Pte. Ltd. 3.88%, 06/04/2025(8)	1,418,991
3,330,000	HSBC Bank PLC 5.40%, 06/30/2023, 6 mo. USD LIBOR + 0.25%(2)(11)	3,287,283
	HSBC Holdings PLC
2,760,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.19% thereafter)(10)	2,256,874

The accompanying notes are an integral part of these financial statements.
106

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 1,635,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 year USD CMT + 3.65% thereafter)(10)(11)	$ 1,235,447
EUR 1,135,000	6.36%, 11/16/2032, (6.36% fixed rate until 11/16/2027; 5 year EUR Swap + 3.30% thereafter)(8)(10)	1,281,943
$ 4,255,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 year USD CMT + 3.86% thereafter)(6)(10)(11)	4,223,088
	ING Groep NV
2,885,000	5.75%, 11/16/2026, (5.75% fixed rate until 11/16/2026; 5 year USD CMT + 4.34% thereafter)(10)(11)	2,511,907
740,000	5.75%, 11/16/2026, 5 year USD CMT + 4.34%(10)(11)	644,302
2,725,000	Intesa Sanpaolo SpA 4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 12 mo. USD CMT + 2.60% thereafter)(1)(10)	2,062,743
255,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(1)(8)	253,470
EUR 3,100,000	La Banque Postale SA 0.75%, 08/02/2032, (0.75% fixed rate until 05/03/2027; 5 year EUR Swap + 1.23% thereafter)(8)(10)	2,787,709
GBP 2,175,000	Lloyds Banking Group PLC 8.50%, 09/27/2027, (8.50% fixed rate until 09/27/2027; 5 year UK Government Bond + 5.88% thereafter)(10)(11)	2,600,286
1,250,000	NatWest Group PLC 2.11%, 11/28/2031, (2.11% fixed rate until 08/26/2026; 5 year UK Government Bond + 1.75% thereafter)(8)(10)	1,343,700
	OTP Bank Nyrt
EUR 2,706,000	2.88%, 07/15/2029, (2.88% fixed rate until 07/15/2024; 5 year EUR Swap + 2.20% thereafter)(8)(10)	2,751,153
$ 200,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 year USD CMT + 5.06% thereafter)(8)(10)	193,000
EUR 1,815,000	Permanent TSB Group Holdings PLC 3.00%, 08/19/2031, (3.00% fixed rate until 05/19/2026; 5 year EUR Swap + 3.22% thereafter)(8)(10)	1,682,901
$ 356,000	QNB Finance Ltd. 1.38%, 01/26/2026(8)	323,642
	Societe Generale SA
2,795,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 year USD CMT + 3.93% thereafter)(1)(10)(11)	2,133,424
1,105,000	6.69%, 01/10/2034, (6.69% fixed rate until 01/10/2033; 12 mo. USD CMT + 2.95% thereafter)(1)(10)	1,146,532
1,630,000	9.38%, 11/22/2027, (9.38% fixed rate until 11/22/2027; 5 year USD CMT + 5.39% thereafter)(1)(10)(11)	1,547,522
	Standard Chartered PLC
485,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 12 mo. USD CMT + 2.45% thereafter)(1)(10)	496,277
2,100,000	6.78%, 01/30/2027, 3 mo. USD LIBOR + 1.51%(8)(11)	1,840,924
CAD 705,000	Toronto-Dominion Bank 3.01%, 05/30/2023	519,619
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 830,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.40% thereafter)(8)(10)(11)	$ 645,325
	Unicaja Banco SA
EUR 1,200,000	4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 year EUR Swap + 5.02% thereafter)(8)(10)(11)	898,225
2,500,000	7.25%, 11/15/2027, (7.25% fixed rate until 11/15/2026; 1 year EUR Swap + 4.25% thereafter)(8)(10)	2,785,334
$ 245,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 year USD CMT + 1.45% thereafter)(1)(10)	231,788
		132,452,901
	Commercial Services - 1.0%
	Adani Ports & Special Economic Zone Ltd.
250,000	3.10%, 02/02/2031(8)	172,000
210,000	4.00%, 07/30/2027(8)	175,551
200,000	4.20%, 08/04/2027(8)	168,103
525,000	4.38%, 07/03/2029(8)	412,268
	Castor SpA
EUR 3,510,000	6.00%, 02/15/2029(1)	3,389,193
1,030,000	8.21%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(2)	1,068,052
3,610,000	IPD 3 BV 5.50%, 12/01/2025(8)	3,904,390
	Nexi SpA
2,495,000	1.63%, 04/30/2026(8)	2,505,576
1,000,000	2.13%, 04/30/2029(8)	909,068
	Q-Park Holding I BV
1,060,000	4.72%, 03/01/2026, 3 mo. EURIBOR + 2.00%(2)(8)	1,139,398
540,000	4.72%, 03/31/2026, 3 mo. EURIBOR + 2.00%(1)(2)	580,448
$ 397,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	164,416
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	297,488
555,000	3.88%, 07/15/2026(1)	562,630
410,000	3.88%, 07/15/2026(8)	415,637
1,355,000	9.25%, 10/15/2027(1)	1,595,697
	Verisure Midholding AB
440,000	5.25%, 02/15/2029(8)	390,293
306,000	5.25%, 02/15/2029(1)	271,431
2,535,000	Villa Dutch Bidco BV 9.00%, 11/03/2029(1)	2,655,345
		20,776,984
	Construction Materials - 0.1%
$ 1,890,000	Cemex SAB de CV 9.13%, 03/14/2028, 5 year USD CMT + 4.91%(1)(10)	1,887,165
	Diversified Financial Services - 1.2%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.52%, 09/29/2023, 3 mo. USD SOFR + 0.68%(2)	498,118
8,731,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 year USD CMT + 3.17% thereafter)(10)(11)	7,323,301
	Far East Horizon Ltd.
1,885,000	2.63%, 03/03/2024(8)	1,790,750
1,640,000	3.38%, 02/18/2025(8)	1,504,827

The accompanying notes are an integral part of these financial statements.
107

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Diversified Financial Services - 1.2% - (continued)
$ 620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(8)(12)(13)	$ —
178,000	LD Holdings Group LLC 6.50%, 11/01/2025(1)	125,935
EUR 935,000	LeasePlan Corp. NV 7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; 5 year EUR Swap + 7.56% thereafter)(8)(10)(11)	994,629
$ 1,604,000	LFS Topco LLC 5.88%, 10/15/2026(1)	1,407,510
	Midcap Financial Issuer Trust
1,389,000	5.63%, 01/15/2030(1)	1,130,747
5,230,000	6.50%, 05/01/2028(1)	4,724,579
2,748,000	PennyMac Financial Services, Inc. 5.75%, 09/15/2031(1)	2,294,855
275,000	REC Ltd. 5.63%, 04/11/2028(1)	276,216
2,663,000	VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38%, 02/01/2030(1)	2,304,144
		24,375,611
	Electric - 2.1%
3,590,000	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(8)	3,114,361
1,019,947	Alfa Desarrollo SpA 4.55%, 09/27/2051(8)	734,362
EUR3,975,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(8)	3,562,123
	Edison International
4,993,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 year USD CMT + 3.90% thereafter)(10)(11)	4,268,093
6,027,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 year USD CMT + 4.70% thereafter)(10)(11)	5,367,194
542,000	Inkia Energy Ltd. 5.88%, 11/09/2027(8)	504,060
1,145,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,059,125
430,000	Kallpa Generacion SA 4.88%, 05/24/2026(8)	413,875
695,000	Lamar Funding Ltd. 3.96%, 05/07/2025(8)	666,436
3,475,000	Pacific Gas & Electric Co. 6.70%, 04/01/2053	3,540,121
3,680,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(8)	3,103,036
	Termocandelaria Power Ltd.
3,472,775	7.88%, 01/30/2029(8)	3,083,407
155,000	7.88%, 01/30/2029(1)	137,621
14,900,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	12,636,690
		42,190,504
	Electronics - 0.0%
880,000	Coherent Corp. 5.00%, 12/15/2029(1)	781,885
	Energy-Alternate Sources - 1.3%
	Energo-Pro AS
10,880,000	8.50%, 02/04/2027(1)	10,390,400
3,250,000	8.50%, 02/04/2027(8)	3,103,750
4,940,000	FS Luxembourg Sarl 10.00%, 12/15/2025(1)	4,916,597
	Greenko Dutch BV
6,876,100	3.85%, 03/29/2026(8)	6,188,490
1,038,700	3.85%, 03/29/2026(1)(6)	934,830
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Energy-Alternate Sources - 1.3% - (continued)
$ 343,800	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	$ 297,536
1,440,000	Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(8)	1,367,146
		27,198,749
	Engineering & Construction - 1.0%
520,000	Aeropuerto Internacional de Tocumen SA 5.13%, 08/11/2061(1)	400,296
1,578,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 03/30/2029(8)	1,550,385
360,748	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(7)	242,152
	IHS Holding Ltd.
1,865,000	5.63%, 11/29/2026(1)	1,555,298
2,219,000	6.25%, 11/29/2028(1)	1,758,558
	International Airport Finance SA
9,099,077	12.00%, 03/15/2033(8)	8,562,161
7,594,398	12.00%, 03/15/2033(1)(6)	7,146,269
		21,215,119
	Entertainment - 0.1%
500,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	510,097
500,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)(6)	447,605
305,000	Warnermedia Holdings, Inc. 6.59%, 03/15/2024, 3 mo. USD SOFR + 1.78%(1)(2)	306,722
		1,264,424
	Food - 0.2%
GBP 3,125,000	Bellis Acquisition Co. PLC 4.50%, 02/16/2026(8)	3,294,060
1,535,000	Iceland Bondco PLC 4.63%, 03/15/2025(8)	1,739,353
		5,033,413
	Forest Products & Paper - 0.0%
$ 225,000	Inversiones CMPC SA 3.85%, 01/13/2030(8)	202,666
	Hand/Machine Tools - 0.2%
EUR 4,630,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(8)	4,437,851
	Home Builders - 0.3%
$ 3,378,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	3,185,733
3,201,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	2,822,418
250,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	229,987
		6,238,138
	Insurance - 1.2%
1,115,000	Aegon NV 3.52%, 07/15/2023, 10 year USD ICE Swap + 0.10%(2)(8)(11)	894,509
	AIA Group Ltd.
EUR 200,000	0.88%, 09/09/2033, (0.88% fixed rate until 06/09/2028; 5 year EUR Swap + 1.10% thereafter)(8)(10)	173,474
$ 1,080,000	2.70%, 04/07/2026, (2.70% fixed rate until 04/07/2026; 5 year USD CMT + 1.76% thereafter)(8)(10)(11)	942,583
270,000	3.20%, 09/16/2040(8)	202,184

The accompanying notes are an integral part of these financial statements.
108

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Insurance - 1.2% - (continued)
$ 3,100,000	Argentum Netherlands BV for Swiss Re Ltd. 5.52%, 08/15/2027, (5.52% fixed rate until 08/15/2027; 5 year USD CMT + 2.76% thereafter)(8)(10)(11)	$ 2,618,880
4,384,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	3,795,457
	AXA SA
475,000	6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.26% thereafter)(8)(10)(11)	491,658
3,950,000	8.60%, 12/15/2030	4,774,800
1,360,000	HSB Group, Inc. 6.17%, 07/15/2027, 3 mo. USD LIBOR + 0.91%(2)	1,250,521
3,325,000	HUB International Ltd. 5.63%, 12/01/2029(1)	2,959,250
5,398,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 year USD CMT + 5.32% thereafter)(6)(10)(11)	5,411,495
	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal
EUR 800,000	0.63%, 06/21/2027(8)	757,222
200,000	2.13%, 06/21/2052, (2.13% fixed rate until 03/21/2032; 3 mo. EURIBOR + 3.45% thereafter)(8)(10)	153,693
		24,425,726
	Internet - 0.0%
$ 245,000	Prosus NV 3.26%, 01/19/2027(1)	223,730
	Investment Company Security - 0.6%
6,993,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	6,068,526
3,775,000	Huarong Finance 2017 Co. Ltd. 4.75%, 04/27/2027(8)	3,268,182
2,336,000	Huarong Finance 2019 Co. Ltd. 3.75%, 05/29/2024(8)	2,220,372
200,000	Huarong Finance II Co. Ltd. 4.63%, 06/03/2026(8)	176,958
381,000	MDGH GMTN RSC Ltd. 5.50%, 04/28/2033(1)	411,369
		12,145,407
	Iron/Steel - 0.2%
	CSN Resources SA
540,000	4.63%, 06/10/2031(8)	416,778
3,610,000	5.88%, 04/08/2032(1)	2,964,575
		3,381,353
	Leisure Time - 0.4%
	Carnival Corp.
7,840,000	5.75%, 03/01/2027(1)	6,427,250
670,000	10.50%, 06/01/2030(1)(6)	635,748
1,471,000	NCL Corp. Ltd. 7.75%, 02/15/2029(1)(6)	1,245,988
500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	458,819
		8,767,805
	Lodging - 0.2%
	Wynn Macau Ltd.
1,730,000	5.13%, 12/15/2029(1)(6)	1,435,900
2,015,000	5.63%, 08/26/2028(1)	1,759,256
		3,195,156
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Machinery-Diversified - 0.3%
$ 8,190,000	OT Merger Corp. 7.88%, 10/15/2029(1)(6)	$ 4,832,100
EUR 1,605,000	TK Elevator Midco GmbH 4.38%, 07/15/2027(8)	1,576,220
		6,408,320
	Media - 0.4%
$ 2,840,000	DISH Network Corp. 11.75%, 11/15/2027(1)	2,684,654
GBP 1,285,000	Virgin Media Secured Finance PLC 4.13%, 08/15/2030(8)	1,258,268
3,345,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(8)	3,444,770
$ 705,000	VTR Finance NV 6.38%, 07/15/2028(1)	239,700
		7,627,392
	Mining - 0.1%
3,605,000	Stillwater Mining Co. 4.50%, 11/16/2029(8)	2,972,106
	Oil & Gas - 2.3%
420,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(1)	409,895
	Ecopetrol SA
4,360,000	4.63%, 11/02/2031	3,270,693
1,415,000	8.88%, 01/13/2033	1,371,782
635,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(8)	616,744
	Energean Israel Finance Ltd.
118,000	4.50%, 03/30/2024(1)(8)	115,286
1,245,000	4.88%, 03/30/2026(1)(8)	1,146,956
205,000	5.38%, 03/30/2028(1)(8)	182,776
14,400,000	5.88%, 03/30/2031(1)(8)	12,528,000
1,900,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(8)	1,598,736
	Kosmos Energy Ltd.
250,000	7.13%, 04/04/2026(8)	223,125
3,550,000	7.50%, 03/01/2028(1)(6)	2,976,263
1,805,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)(8)	1,671,899
3,170,000	Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028(1)(6)	2,863,164
	Petroleos de Venezuela SA
290,000	6.00%, 05/16/2024*(8)(12)	9,425
125,000	9.00%, 11/17/2021*(8)(12)	4,688
	Petroleos Mexicanos
2,410,000	7.69%, 01/23/2050	1,613,217
1,920,000	8.75%, 06/02/2029	1,763,524
720,000	QatarEnergy 3.30%, 07/12/2051(8)	541,584
250,000	Range Resources Corp. 4.75%, 02/15/2030(1)(6)	230,000
	Tullow Oil PLC
2,385,000	7.00%, 03/01/2025(8)	1,451,246
9,848,000	10.25%, 05/15/2026(1)	7,691,288
1,440,000	10.25%, 05/15/2026(8)	1,124,640
EUR 1,900,000	Wintershall Dea Finance 2 BV 3.00%, 07/20/2028, (3.00% fixed rate until 07/20/2028; 5 year EUR Swap + 3.32% thereafter)(8)(10)(11)	1,585,282
$ 1,345,000	YPF SA 9.00%, 06/30/2029(5)(8)	1,072,295
		46,062,508
	Oil & Gas Services - 0.3%
6,885,000	Borets Finance DAC 6.00%, 09/17/2026(1)	4,131,000
2,440,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	2,431,216
		6,562,216

The accompanying notes are an integral part of these financial statements.
109

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Packaging & Containers - 0.4%
EUR 576,347	ARD Finance SA 5.00%, 06/30/2027(1)(14)	$ 486,152
$ 350,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 08/15/2027(1)	298,734
4,880,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	4,489,013
3,425,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(8)	2,911,250
		8,185,149
	Pharmaceuticals - 0.2%
	Teva Pharmaceutical Finance Netherlands II BV
EUR 1,665,000	4.38%, 05/09/2030	1,541,118
298,000	4.50%, 03/01/2025	323,441
1,940,000	7.88%, 09/15/2031	2,194,442
		4,059,001
	Pipelines - 0.5%
	AI Candelaria Spain SA
$ 3,910,000	5.75%, 06/15/2033(1)	2,776,100
430,000	5.75%, 06/15/2033(8)	305,300
	EIG Pearl Holdings Sarl
490,000	3.55%, 08/31/2036(8)	422,013
240,000	4.39%, 11/30/2046(1)	191,700
435,000	Enbridge, Inc. 5.36%, 02/16/2024, 3 mo. USD SOFR + 0.63%(2)	433,807
205,827	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(8)	178,301
	Greensaif Pipelines Bidco Sarl
200,000	6.13%, 02/23/2038(1)	209,891
5,330,000	6.51%, 02/23/2042(1)	5,687,923
		10,205,035
	Real Estate - 0.9%
	CIFI Holdings Group Co. Ltd.
6,115,000	4.38%, 04/12/2027(8)(12)	892,595
12,910,000	4.45%, 08/17/2026(8)(12)	1,891,613
6,915,000	5.25%, 05/13/2026(8)(12)	1,018,342
8,275,000	5.95%, 10/20/2025(8)(12)	1,225,500
200,000	6.00%, 07/16/2025(8)(12)	29,453
	Country Garden Holdings Co. Ltd.
1,235,000	3.13%, 10/22/2025(8)	616,345
7,485,000	3.30%, 01/12/2031(8)	2,912,555
6,215,000	3.88%, 10/22/2030(8)	2,488,353
4,900,000	4.80%, 08/06/2030(8)	1,968,178
4,725,000	5.13%, 01/14/2027(8)	2,157,807
1,375,000	5.63%, 01/14/2030(8)	601,954
EUR 1,260,000	Emeria SASU 7.75%, 03/31/2028(1)	1,299,884
	Times China Holdings Ltd.
$ 1,570,000	6.20%, 03/22/2026(8)	191,424
1,250,000	6.75%, 07/08/2025(8)	152,200
	Yuzhou Group Holdings Co. Ltd.
3,715,000	6.35%, 01/13/2027*(8)(12)	246,827
1,050,000	7.38%, 01/13/2026*(8)(12)	69,763
1,305,000	7.70%, 02/20/2025*(8)(12)	86,705
		17,849,498
	REITS - 0.1%
1,247,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 02/01/2027(1)	1,063,068
	Retail - 0.8%
2,528,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)	2,022,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Retail - 0.8% - (continued)
	Dufry One BV
EUR 1,815,000	2.00%, 02/15/2027(8)	$ 1,737,396
3,455,000	3.38%, 04/15/2028(8)	3,364,495
$ 3,965,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	3,683,188
EUR 1,700,000	Goldstory SASU 5.38%, 03/01/2026(8)	1,742,105
$ 2,554,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	2,024,726
1,653,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	1,108,105
355,000	Starbucks Corp. 5.14%, 02/14/2024, 3 mo. USD SOFR + 0.42%(2)	354,791
		16,037,206
	Semiconductors - 0.0%
400,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)	401,533
	Software - 0.2%
	TeamSystem SpA
EUR 2,420,000	6.93%, 02/15/2028, 3 mo. EURIBOR + 3.75%(1)(2)	2,576,015
750,000	6.93%, 02/15/2028, 3 mo. EURIBOR + 3.75%(2)(8)	798,351
		3,374,366
	Telecommunications - 1.5%
$ 2,628,000	Altice France SA 5.13%, 07/15/2029(1)	1,942,869
6,180,000	Axian Telecom 7.38%, 02/16/2027(1)	5,599,698
305,000	CT Trust 5.13%, 02/03/2032(1)	251,685
	Empresa Nacional de Telecomunicaciones SA
195,000	3.05%, 09/14/2032(1)	155,512
178,000	3.05%, 09/14/2032(8)	141,955
250,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	230,003
	Iliad Holding SASU
EUR 1,055,000	5.13%, 10/15/2026(1)	1,102,927
1,250,000	5.63%, 10/15/2028(1)	1,255,687
	Lorca Telecom Bondco SA
4,810,000	4.00%, 09/18/2027(8)	4,866,113
1,460,000	4.00%, 09/18/2027(1)	1,477,032
$ 180,000	Millicom International Cellular SA 6.25%, 03/25/2029(8)	161,277
1,590,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.27% thereafter)(8)(10)(11)	1,518,450
205,000	Ooredoo International Finance Ltd. 2.63%, 04/08/2031(1)	179,119
1,600,000	Silknet JSC 8.38%, 01/31/2027(1)(6)	1,568,000
	Telecom Argentina SA
3,230,000	8.00%, 07/18/2026(1)	2,861,841
2,540,000	8.00%, 07/18/2026(8)	2,250,488
EUR 2,235,000	TMNL Holding BV 3.75%, 01/15/2029(1)	2,130,277
	VEON Holdings BV
$ 305,000	3.38%, 11/25/2027(8)	216,169
220,000	3.38%, 11/25/2027(1)	155,925
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	248,765
	VTR Comunicaciones SpA
4,240,000	4.38%, 04/15/2029(1)	2,170,227
160,000	5.13%, 01/15/2028(1)	88,800
		30,572,819
	Transportation - 0.2%
200,000	Rumo Luxembourg Sarl 5.25%, 01/10/2028(6)(8)	185,750

The accompanying notes are an integral part of these financial statements.
110

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.0% - (continued)
	Transportation - 0.2% - (continued)
	Transnet SOC Ltd.
$ 1,765,000	8.25%, 02/06/2028(8)	$ 1,746,644
1,560,000	8.25%, 02/06/2028(1)	1,543,776
		3,476,170
	Water - 0.2%
3,325,000	Aegea Finance Sarl 6.75%, 05/20/2029(1)	3,086,265
	Total Corporate Bonds (cost $614,589,954)	$ 543,804,658
FOREIGN GOVERNMENT OBLIGATIONS - 16.8%
	Angola - 0.3%
	Angolan Government International Bonds
6,825,000	8.75%, 04/14/2032(1)	$ 5,640,316
590,000	8.75%, 04/14/2032(8)	487,588
		6,127,904
	Argentina - 0.1%
	Argentina Government International Bonds
2,065,088	0.50%, 07/09/2030(5)	499,359
8,424,724	1.50%, 07/09/2035(5)	1,862,552
		2,361,911
	Benin - 0.4%
	Benin Government International Bonds
EUR 3,535,000	4.88%, 01/19/2032(1)	2,894,926
6,805,000	4.95%, 01/22/2035(1)	5,059,943
210,000	4.95%, 01/22/2035(8)	156,148
		8,111,017
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 600,000	4.75%, 02/15/2029(1)	597,867
400,000	5.00%, 07/15/2032(1)	400,948
		998,815
	Brazil - 1.1%
	Brazil Government International Bonds
444,000	4.75%, 01/14/2050	326,315
200,000	5.00%, 01/27/2045	156,708
405,000	6.00%, 10/20/2033	397,490
	Brazil Notas do Tesouro Nacional
BRL 12,829,000	10.00%, 01/01/2025	2,493,826
13,099,000	10.00%, 01/01/2027	2,490,723
89,197,000	10.00%, 01/01/2031	16,026,187
		21,891,249
	Bulgaria - 0.0%
	Bulgaria Government International Bonds
EUR 80,000	0.38%, 09/23/2030(8)	66,347
80,000	1.38%, 09/23/2050(8)	47,516
285,000	4.50%, 01/27/2033(1)	307,326
250,000	4.63%, 09/23/2034(8)	270,436
		691,625
	Canada - 1.7%
CAD 650,000	City of Montreal 3.50%, 09/01/2023	477,991
	City of Ottawa
1,200,000	3.01%, 05/03/2023(15)	885,138
800,000	4.06%, 05/10/2023(15)	589,559
1,000,000	4.32%, 05/24/2023(15)	735,606
2,500,000	City of Quebec 2.60%, 09/26/2023	1,829,494
	Ontario T-Bill
3,650,000	4.39%, 09/27/2023(15)	2,644,568
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.8% - (continued)
	Canada - 1.7% - (continued)
CAD 5,000,000	4.41%, 07/12/2023(15)	$ 3,657,508
3,500,000	4.42%, 09/13/2023(15)	2,540,091
1,000,000	4.56%, 09/06/2023(15)	726,390
3,000,000	4.57%, 10/18/2023(15)	2,168,270
2,500,000	Province of British Columbia Principal STRIPS 0.00%, 09/08/2023(7)	1,816,264
	Province of Manitoba T-Bill
2,000,000	4.37%, 06/21/2023(15)	1,467,205
3,317,000	4.38%, 06/14/2023(15)	2,435,290
1,055,000	4.40%, 07/05/2023(15)	772,722
	Quebec T-Bill
3,860,000	4.37%, 07/28/2023(15)	2,818,132
2,500,000	4.39%, 09/29/2023(15)	1,811,134
4,345,000	4.42%, 09/15/2023(15)	3,153,132
5,000,000	4.58%, 08/25/2023(15)	3,637,750
		34,166,244
	Chile - 0.3%
CLP 3,720,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(1)(8)	4,387,403
	Chile Government International Bonds
$ 1,940,000	2.55%, 07/27/2033	1,622,888
855,000	3.10%, 05/07/2041	658,638
		6,668,929
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,559,548
	Colombia - 0.8%
	Colombia Government International Bonds
$ 1,955,000	3.00%, 01/30/2030	1,494,663
1,300,000	3.13%, 04/15/2031	958,742
437,000	3.25%, 04/22/2032	314,450
8,511,000	5.00%, 06/15/2045	5,655,181
4,820,000	5.63%, 02/26/2044	3,492,055
400,000	7.50%, 02/02/2034	380,980
505,000	8.00%, 04/20/2033	500,364
COP 22,810,400,000	Colombia TES 7.00%, 06/30/2032	3,561,868
		16,358,303
	Costa Rica - 0.0%
$ 300,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	305,125
	Croatia - 0.0%
	Croatia Government International Bonds
EUR 125,000	1.13%, 03/04/2033(8)	107,176
100,000	1.75%, 03/04/2041(8)	75,640
		182,816
	Czech Republic - 0.2%
CZK 93,770,000	Czech Republic Government Bonds 2.50%, 08/25/2028(8)	3,922,316
	Dominican Republic - 0.4%
	Dominican Republic International Bonds
$ 1,795,000	4.88%, 09/23/2032(8)	1,544,604
205,000	5.50%, 01/27/2025(8)	202,860
840,000	5.50%, 02/22/2029(1)	799,259
1,105,000	5.50%, 02/22/2029(8)	1,051,406
663,000	5.88%, 01/30/2060(8)	505,158
500,000	6.00%, 02/22/2033(1)	466,250
325,000	6.00%, 02/22/2033(8)	303,062
350,000	6.40%, 06/05/2049(8)	292,625

The accompanying notes are an integral part of these financial statements.
111

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.8% - (continued)
	Dominican Republic - 0.4% - (continued)
$ 170,000	6.85%, 01/27/2045(8)	$ 152,629
2,010,000	7.05%, 02/03/2031(1)	2,040,253
		7,358,106
	Ecuador - 0.1%
	Ecuador Government International Bonds
70,000	0.00%, 07/31/2030(7)(8)	21,357
1,819,000	1.50%, 07/31/2040(5)(8)	591,175
2,990,483	2.50%, 07/31/2035(5)(8)	1,093,563
		1,706,095
	Egypt - 0.3%
	Egypt Government International Bonds
325,000	3.88%, 02/16/2026(1)	208,117
EUR 570,000	4.75%, 04/16/2026(8)	402,821
$ 1,625,000	5.88%, 02/16/2031(1)	865,215
1,560,000	7.63%, 05/29/2032(8)	873,138
4,908,000	8.50%, 01/31/2047(8)	2,580,528
291,000	8.70%, 03/01/2049(8)	154,318
200,000	8.70%, 03/01/2049(8)	106,060
895,000	8.88%, 05/29/2050(1)	474,586
405,000	8.88%, 05/29/2050(8)	214,757
		5,879,540
	Ethiopia - 0.0%
400,000	Ethiopia International Bonds 6.63%, 12/11/2024(8)	278,064
	Gabon - 0.1%
	Gabon Government International Bonds
400,000	6.63%, 02/06/2031(8)	294,304
575,000	6.95%, 06/16/2025(8)	529,891
315,000	7.00%, 11/24/2031(8)	232,344
		1,056,539
	Ghana - 0.0%
	Ghana Government International Bonds
396,000	6.38%, 02/11/2027(1)(12)	147,213
619,000	6.38%, 02/11/2027(8)(12)	230,113
218,000	7.88%, 02/11/2035(1)(12)	78,998
1,183,000	7.88%, 02/11/2035(8)(12)	428,690
		885,014
	Hungary - 0.4%
HUF 1,878,970,000	Hungary Government Bonds 3.00%, 08/21/2030	4,050,131
	Hungary Government International Bonds
$ 1,405,000	5.25%, 06/16/2029(1)	1,389,556
1,160,000	5.50%, 06/16/2034(1)	1,134,545
660,000	6.25%, 09/22/2032(1)	683,925
704,000	7.63%, 03/29/2041	799,779
200,000	Magyar Export-Import Bank Zrt 6.13%, 12/04/2027(1)	200,974
		8,258,910
	India - 0.2%
INR 397,550,000	India Government Bonds 5.77%, 08/03/2030	4,469,588
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 50,229,000,000	7.00%, 09/15/2030	3,513,976
1,795,000,000	7.50%, 08/15/2032	129,236
18,530,000,000	7.50%, 06/15/2035	1,333,137
		4,976,349
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.8% - (continued)
	Ivory Coast - 0.1%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	$ 803,630
2,050,000	5.88%, 10/17/2031(8)	1,834,210
		2,637,840
	Japan - 5.1%
	Japan Treasury Discount Bill
JPY 1,903,200,000	(0.22%), 06/26/2023(15)(16)	13,972,494
2,056,550,000	(0.22%), 07/03/2023(15)(16)	15,098,773
768,050,000	(0.19%), 06/19/2023(15)(16)	5,638,530
817,250,000	(0.19%), 07/18/2023(15)(16)	6,000,456
1,213,950,000	(0.18%), 07/24/2023(15)(16)	8,913,344
477,200,000	(0.18%), 07/31/2023(15)(16)	3,503,908
989,650,000	(0.17%), 05/22/2023(15)(16)	7,264,376
2,681,600,000	(0.17%), 07/10/2023(15)(16)	19,688,338
486,200,000	(0.15%), 05/15/2023(15)(16)	3,568,742
337,350,000	(0.15%), 05/29/2023(15)(16)	2,476,377
1,753,450,000	(0.14%), 06/05/2023(15)(16)	12,871,912
459,400,000	(0.10%), 07/10/2023(15)(16)	3,372,920
		102,370,170
	Mexico - 0.4%
	Mexico Bonos
MXN 60,046,000	5.75%, 03/05/2026	3,023,891
21,183,000	8.50%, 11/18/2038	1,117,523
	Mexico Government International Bonds
$ 1,727,000	4.40%, 02/12/2052	1,377,241
950,000	5.00%, 04/27/2051	832,431
400,000	5.40%, 02/09/2028	412,860
612,000	6.34%, 05/04/2053	631,029
400,000	6.35%, 02/09/2035	428,173
		7,823,148
	Mongolia - 0.0%
200,000	Mongolia Government International Bonds 5.63%, 05/01/2023(8)	200,000
	North Macedonia - 0.6%
	North Macedonia Government International Bonds
EUR 665,000	3.68%, 06/03/2026(8)	676,341
9,510,000	6.96%, 03/13/2027(1)	10,610,062
		11,286,403
	Oman - 0.1%
	Oman Government International Bonds
$ 1,555,000	6.00%, 08/01/2029(8)	1,587,593
200,000	6.50%, 03/08/2047(8)	187,292
200,000	6.75%, 10/28/2027(8)	210,651
262,000	6.75%, 01/17/2048(8)	252,794
		2,238,330
	Panama - 0.1%
	Panama Government International Bonds
991,000	2.25%, 09/29/2032	765,322
200,000	3.16%, 01/23/2030	176,425
1,330,000	4.50%, 04/16/2050	1,039,203
300,000	6.40%, 02/14/2035	317,064
		2,298,014
	Peru - 0.2%
PEN 474,000	Peru Government Bonds 5.40%, 08/12/2034	107,764

The accompanying notes are an integral part of these financial statements.
112

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.8% - (continued)
	Peru - 0.2% - (continued)
	Peruvian Government International Bonds
$ 3,160,000	2.78%, 01/23/2031	$ 2,736,807
300,000	7.35%, 07/21/2025	316,033
		3,160,604
	Poland - 0.3%
PLN 17,865,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	3,948,663
	Republic of Poland Government International Bonds
$ 460,000	4.88%, 10/04/2033	466,850
1,190,000	5.50%, 04/04/2053	1,231,826
		5,647,339
	Qatar - 0.1%
	Qatar Government International Bonds
1,775,000	4.40%, 04/16/2050(8)	1,661,844
525,000	4.82%, 03/14/2049(8)	519,036
		2,180,880
	Romania - 0.5%
RON 560,000	Romania Government Bonds 8.25%, 09/29/2032	131,638
	Romania Government International Bonds
EUR 5,685,000	2.63%, 12/02/2040(1)	3,661,403
975,000	2.88%, 04/13/2042(8)	632,532
	Romanian Government International Bonds
130,000	1.75%, 07/13/2030(1)	106,719
379,000	2.00%, 01/28/2032(8)	298,515
5,455,000	2.88%, 04/13/2042(1)	3,538,934
$ 160,000	3.63%, 03/27/2032(8)	136,586
564,000	6.00%, 05/25/2034(1)	559,217
206,000	6.63%, 02/17/2028(1)	214,084
EUR 475,000	6.63%, 09/27/2029(8)	537,796
$ 234,000	7.63%, 01/17/2053(1)	252,018
		10,069,442
	Russia - 0.0%
3,600,000	Russian Foreign Bonds - EuroBonds 5.10%, 03/28/2035(8)(12)	180,000
	Saudi Arabia - 0.3%
	Saudi Government International Bonds
200,000	3.63%, 03/04/2028(8)	194,120
395,000	3.75%, 01/21/2055(8)	304,659
255,000	4.63%, 10/04/2047(8)	231,494
300,000	4.75%, 01/18/2028(1)	305,304
1,902,000	5.00%, 04/17/2049(8)	1,799,844
1,825,000	5.00%, 01/18/2053(1)	1,725,121
400,000	5.00%, 01/18/2053(8)	378,109
1,100,000	5.50%, 10/25/2032(1)	1,189,602
		6,128,253
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 91,100,000	8.00%, 01/31/2030	4,459,007
3,378,000	8.50%, 01/31/2037	145,129
	Republic of South Africa Government International Bonds
$ 460,000	4.30%, 10/12/2028	412,514
299,000	4.85%, 09/30/2029	268,054
740,000	5.75%, 09/30/2049	529,970
		5,814,674
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.8% - (continued)
	South Korea - 0.3%
$ 5,000,000	Korea Development Bank 5.03%, 03/09/2024, 3 mo. USD SOFR + 0.25%(2)	$ 4,983,800
	Sri Lanka - 0.4%
	Sri Lanka Government International Bonds
5,407,000	5.75%, 04/18/2023(8)(12)	1,793,281
2,838,000	6.20%, 05/11/2027(8)(12)	930,616
3,257,000	6.35%, 06/28/2024(8)(12)	1,074,725
3,505,000	6.75%, 04/18/2028(8)(12)	1,149,894
9,494,000	6.85%, 03/14/2024(8)(12)	3,134,626
1,475,000	7.55%, 03/28/2030(8)(12)	483,697
200,000	7.85%, 03/14/2029(8)(12)	65,603
		8,632,442
	Thailand - 0.2%
THB 151,370,000	Thailand Government Bonds 1.60%, 06/17/2035	3,962,370
	Turkey - 0.6%
	Turkey Government International Bonds
$ 350,000	4.25%, 03/13/2025	324,625
430,000	4.88%, 10/09/2026	384,205
495,000	4.88%, 04/16/2043	329,485
570,000	5.25%, 03/13/2030	468,756
465,000	5.75%, 05/11/2047	329,527
590,000	6.00%, 01/14/2041	442,500
7,280,000	9.13%, 07/13/2030	7,264,887
600,000	9.38%, 03/14/2029	605,225
1,615,000	9.88%, 01/15/2028	1,668,392
1,155,000	Turkiye Ihracat Kredi Bankasi AS 9.38%, 01/31/2026(1)	1,149,779
		12,967,381
	Ukraine - 0.1%
2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2030(8)(12)	349,087
	Ukraine Government International Bonds
440,000	6.88%, 05/21/2031(8)(12)	71,033
976,000	7.25%, 03/15/2035(1)(12)	158,173
1,855,000	7.25%, 03/15/2035(8)(12)	300,626
777,000	7.38%, 09/25/2034(8)(12)	124,951
		1,003,870
	United Arab Emirates - 0.0%
250,000	Abu Dhabi Government International Bonds 3.00%, 09/15/2051(8)	182,431
690,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(8)	509,869
		692,300
	Uruguay - 0.2%
	Uruguay Government International Bonds
UYU 113,962,747	4.38%, 12/15/2028	3,077,816
36,655,000	8.50%, 03/15/2028(8)	884,897
		3,962,713
	Venezuela - 0.0%
	Venezuela Government International Bonds
$ 1,224,000	7.75%, 10/13/2019*(8)(12)	79,560
380,000	9.00%, 05/07/2023*(8)(12)	38,000

The accompanying notes are an integral part of these financial statements.
113

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.8% - (continued)
	Venezuela - 0.0% - (continued)
$ 800,000	9.25%, 05/07/2028*(8)(12)	$ 80,000
1,355,300	12.75%, 08/23/2022*(8)(12)	135,530
		333,090
	Total Foreign Government Obligations (cost $379,826,210)	$ 339,787,070
MUNICIPAL BONDS - 0.3%
	General - 0.1%
645,000	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$ 742,399
1,150,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	1,004,994
		1,747,393
	General Obligation - 0.0%
201,273	State of Illinois, IL, GO 4.95%, 06/01/2023	201,137
	Transportation - 0.2%
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,188,533
850,000	5.18%, 11/15/2049	804,042
1,235,000	6.81%, 11/15/2040	1,354,375
		3,346,950
	Total Municipal Bonds (cost $5,943,671)	$ 5,295,480
SENIOR FLOATING RATE INTERESTS - 9.6%(17)
	Advertising - 0.2%
	ABG Intermediate Holdings 2 LLC
512,346	0.50%, 12/21/2028, 1 mo. USD SOFR + 4.00%(18)	$ 506,157
992,500	8.58%, 12/21/2028, 1 mo. USD SOFR + 3.50%	977,116
1,562,654	9.41%, 12/21/2028, 1 mo. USD SOFR + 4.00%	1,543,777
685,000	11.08%, 12/20/2029, 1 mo. USD SOFR + 6.00%	630,200
		3,657,250
	Aerospace/Defense - 0.2%
1,072,110	Cobham Ultra SeniorCo Sarl 8.56%, 08/03/2029, 6 mo. USD LIBOR + 3.50%	1,043,742
711,425	Spirit Aerosystems, Inc. 9.55%, 01/15/2027, 3 mo. USD SOFR + 4.50%	708,316
1,996,725	TransDigm, Inc. 8.15%, 08/24/2028, 1 mo. EURIBOR + 3.25%	1,993,571
		3,745,629
	Airlines - 0.1%
1,000,000	American Airlines, Inc. 10.00%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	1,005,690
582,250	Mileage Plus Holdings LLC 10.21%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	605,296
837,000	SkyMiles IP Ltd. 8.80%, 10/20/2027, 1 mo. USD SOFR + 3.75%	866,529
		2,477,515
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Apparel - 0.1%
$ 1,554,000	Crocs, Inc. 8.58%, 02/20/2029, 1 mo. USD LIBOR + 3.50%	$ 1,551,529
800,000	Hanesbrands, Inc. 8.73%, 03/08/2030, 1 mo. USD SOFR + 3.75%	795,504
		2,347,033
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
830,000	0.00%, 05/06/2030, 1 mo. USD SOFR + 3.75%(19)	828,614
695,083	8.27%, 04/30/2026, 1 mo. USD LIBOR + 3.25%	693,200
	First Brands Group LLC
1,091,437	10.25%, 03/30/2027, 6 mo. USD SOFR + 5.00%	1,055,506
1,000,000	13.60%, 03/30/2028, 3 mo. USD LIBOR + 8.50%	877,920
		3,455,240
	Beverages - 0.0%
401,544	Sunshine Investments BV 9.01%, 07/12/2029, 3 mo. USD SOFR + 4.25%	397,528
	Chemicals - 0.1%
807,500	Axalta Coating Systems Ltd. 7.90%, 12/20/2029, 3 mo. USD SOFR + 3.00%	809,018
1,003,107	Tronox Finance LLC 7.27%, 03/10/2028, 3 mo. USD LIBOR + 2.25%	988,482
		1,797,500
	Commercial Services - 0.5%
2,827	AlixPartners LLP 7.77%, 02/04/2028, 1 mo. USD LIBOR + 2.75%	2,820
1,444,088	Amentum Government Services Holdings LLC 8.91%, 02/15/2029, 1 mo. USD SOFR + 4.00%	1,382,714
1,014,737	APX Group, Inc. 8.25%, 07/10/2028, 1 mo. USD SOFR + 3.25%	1,013,215
840,236	AVSC Holding Corp. 5.15%, 10/15/2026, 3 mo. USD LIBOR + 4.50%	810,307
525,000	Belron Finance U.S. LLC 0.00%, 11/13/2025, 1 mo. USD SOFR + 2.25%(19)	523,687
EUR 1,000,000	Boels Topholding BV 6.01%, 02/06/2027, 3 mo. USD LIBOR + 3.25%	1,085,680
$ 488,325	Corporation Service Co. 8.33%, 11/02/2029, 1 mo. USD SOFR + 3.25%	487,593
310,000	Fugue Finance BV 9.37%, 01/25/2028, 3 mo. USD SOFR + 4.50%	309,870
4,011	MPH Acquisition Holdings LLC 9.20%, 09/01/2028, 3 mo. USD LIBOR + 4.25%	3,430
	Trans Union LLC
743,439	6.77%, 11/16/2026, 3 mo. EURIBOR + 1.75%	739,818
827,490	7.27%, 12/01/2028, 1 mo. USD LIBOR + 2.25%	824,296
EUR 1,445,000	Verisure Holding AB 6.26%, 03/27/2028, 1 mo. USD LIBOR + 3.25%	1,524,576

The accompanying notes are an integral part of these financial statements.
114

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Commercial Services - 0.5% - (continued)
$ 1,564,198	WEX, Inc. 7.35%, 03/31/2028, 3 mo. USD LIBOR + 2.25%	$ 1,559,318
771,850	WW International, Inc. 8.53%, 04/13/2028, 1 mo. USD LIBOR + 3.50%	521,964
		10,789,288
	Construction Materials - 0.3%
590,515	Chamberlain Group, Inc. 8.27%, 11/03/2028, 1 mo. USD LIBOR + 3.25%	572,245
991,624	Ingersoll-Rand Services Co. 6.83%, 03/01/2027, 3 mo. USD LIBOR + 1.75%	986,507
1,192,872	Quikrete Holdings, Inc. 7.65%, 02/01/2027, 3 mo. USD SOFR + 2.63%	1,184,355
777,525	Standard Industries, Inc. 7.33%, 09/22/2028, 1 mo. USD SOFR + 2.25%	775,146
488,091	Summit Materials LLC 8.49%, 12/14/2027, 3 mo. USD SOFR + 3.00%	488,701
987,432	Wilsonart LLC 8.46%, 12/31/2026, 6 mo. USD LIBOR + 3.25%	957,107
		4,964,061
	Distribution/Wholesale - 0.2%
984,586	American Builders & Contractors Supply Co., Inc. 7.08%, 01/15/2027, 3 mo. USD LIBOR + 2.00%	979,112
1,487,123	Core & Main LP 7.63%, 07/27/2028, 1 mo. USD SOFR + 2.50%	1,475,598
990,000	PEARLS (Netherlands) Bidco BV 8.80%, 02/26/2029, 1 mo. USD SOFR + 3.75%	975,774
		3,430,484
	Diversified Financial Services - 0.2%
520,000	Aretec Group, Inc. 0.00%, 03/08/2030, 1 mo. USD SOFR + 4.50%(19)	510,578
900,000	Blackhawk Network Holdings, Inc. 12.25%, 06/15/2026, 3 mo. USD LIBOR + 7.00%	770,067
991,898	Fleetcor Technologies Operating Co. LLC 6.77%, 04/28/2028, 1 mo. USD LIBOR + 1.75%	979,916
1,000,442	HighTower Holdings LLC 9.01%, 04/21/2028, 1 mo. USD LIBOR + 4.00%	958,553
1,000,000	Setanta Aircraft Leasing Designated Activity Co. 7.16%, 11/05/2028, 1 mo. USD SOFR + 2.00%	994,820
		4,213,934
	Electric - 0.1%
945,629	ExGen Renewables IV LLC 7.46%, 12/15/2027, 1 mo. USD LIBOR + 2.50%	940,456
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Electronics - 0.1%
$ 965,271	II-VI, Inc. 7.85%, 07/02/2029, 1 mo. USD SOFR + 2.75%	$ 959,846
370,000	Roper Industrial Products Investment Company LLC USD Term Loan 9.40%, 11/22/2029, 3 mo. USD SOFR + 4.50%	367,399
		1,327,245
	Engineering & Construction - 0.1%
750,079	Brand Energy & Infrastructure Services, Inc. 9.24%, 06/21/2024, 3 mo. USD LIBOR + 4.25%	704,609
	Brown Group Holding LLC
405,000	0.00%, 07/02/2029(19)	400,950
1,559,401	7.58%, 06/07/2028, 3 mo. USD SOFR + 2.50%	1,522,927
		2,628,486
	Entertainment - 0.6%
945,000	Caesars Entertainment Corp. 8.33%, 02/06/2030, 1 mo. USD LIBOR + 3.25%	940,275
	Crown Finance U.S., Inc.
2,166,482	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.50%	377,596
1,070,182	14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	1,089,584
1,420,000	Formula One Holdings Ltd. 8.23%, 01/15/2030, 1 mo. USD LIBOR + 3.25%	1,421,065
867,696	Golden Entertainment, Inc. 8.03%, 10/21/2024, 1 mo. USD LIBOR + 3.00%	865,527
1,004,347	Maverick Gaming LLC 12.45%, 09/03/2026, 3 mo. USD LIBOR + 7.50%	773,348
	Motion Finco Sarl
EUR 335,000	6.02%, 11/12/2026, 3 mo. EURIBOR + 3.00%	353,127
$ 483,991	8.41%, 11/12/2026, 3 mo. USD LIBOR + 3.25%	476,050
453,911	NASCAR Holdings, Inc. 7.60%, 10/19/2026, 1 mo. USD LIBOR + 2.50%	454,006
1,027,238	Penn Entertainment, Inc. 7.83%, 05/03/2029, 1 mo. USD LIBOR + 2.75%	1,022,101
1,454,013	Scientific Games International, Inc. 7.98%, 04/14/2029, 3 mo. USD LIBOR + 3.00%	1,447,775
1,011,545	SeaWorld Parks & Entertainment, Inc. 8.06%, 08/25/2028, 1 mo. USD LIBOR + 3.00%	1,006,487
1,450,436	UFC Holdings LLC 8.05%, 04/29/2026, 1 mo. USD SOFR + 2.75%	1,445,998
1,236,738	William Morris Endeavor Entertainment LLC 7.78%, 05/18/2025, 1 mo. USD LIBOR + 2.75%	1,232,545
		12,905,484
	Environmental Control - 0.1%
1,975,000	Clean Harbors, Inc. 7.02%, 10/08/2028, 1 mo. USD SOFR + 2.00%	1,982,406

The accompanying notes are an integral part of these financial statements.
115

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Food - 0.1%
$ 135,000	8th Avenue Food & Provisions, Inc. 12.85%, 10/01/2026, 1 mo. USD LIBOR + 7.75%	$ 86,304
1,025,005	Froneri International Ltd. 7.41%, 01/29/2027, 3 mo. USD LIBOR + 2.25%	1,011,392
902,278	Hostess Brands LLC 7.52%, 08/03/2025, 3 mo. USD LIBOR + 2.25%	900,772
804,167	U.S. Foods, Inc. 7.77%, 11/22/2028, 1 mo. USD LIBOR + 2.75%	804,086
		2,802,554
	Food Service - 0.0%
667,487	Aramark Services, Inc. 6.77%, 03/11/2025, 1 mo. USD LIBOR + 1.75%	664,316
	Healthcare - Products - 0.2%
903,305	Avantor Funding, Inc. 7.33%, 11/08/2027, 3 mo. USD LIBOR + 2.25%	901,751
1,010,000	Insulet Corp. 8.35%, 05/04/2028, 1 mo. USD SOFR + 3.25%	1,008,233
1,475,100	Medline Borrower LP 8.27%, 10/23/2028, 1 mo. USD SOFR + 3.25%	1,430,640
1,548,104	Sunshine Luxembourg VII Sarl 8.91%, 10/01/2026, 1 mo. USD LIBOR + 3.75%	1,529,341
		4,869,965
	Healthcare - Services - 0.4%
498,235	ADMI Corp. 8.40%, 12/23/2027, 1 mo. USD LIBOR + 3.38%	468,655
2,000,000	Aveanna Healthcare LLC 11.95%, 12/10/2029, 1 mo. USD LIBOR + 7.00%	1,230,000
EUR 1,005,000	Biogroup-LCD 5.60%, 02/09/2028, 3 mo. EURIBOR + 3.00%	1,006,137
$ 789,152	Cano Health LLC 9.08%, 11/23/2027, 1 mo. USD SOFR + 4.00%	622,246
	EyeCare Partners LLC
1,321,650	8.77%, 11/15/2028, 1 mo. USD LIBOR + 3.75%	1,068,475
790,000	11.77%, 11/15/2029, 1 mo. USD LIBOR + 6.75%	595,462
417,672	ICON Luxembourg Sarl 7.41%, 07/03/2028, 3 mo. USD SOFR + 2.25%	417,388
990,000	Parexel International Corp. 8.27%, 11/15/2028, 1 mo. USD LIBOR + 3.25%	972,111
1,820,676	Surgery Center Holdings, Inc. 8.70%, 08/31/2026, 1 mo. USD LIBOR + 3.75%	1,815,706
		8,196,180
	Home Builders - 0.1%
	Tecta America Corp.
1,333,657	9.10%, 04/10/2028, 1 mo. USD SOFR + 4.00%	1,312,612
1,120,000	13.60%, 04/09/2029, 1 mo. USD SOFR + 8.50%	1,034,130
		2,346,742
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Insurance - 0.8%
	Acrisure LLC
$ 1,595,076	8.52%, 02/15/2027, 1 mo. USD SOFR + 3.50%	$ 1,521,304
923,313	9.27%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	891,763
279,300	AmWINS Group, Inc. 7.83%, 02/19/2028, 1 mo. USD SOFR + 2.75%	277,903
	Asurion LLC
915,638	9.08%, 08/19/2028, 3 mo. USD SOFR + 4.00%	849,089
503,179	9.33%, 08/19/2028	466,950
1,440,000	10.27%, 01/31/2028, 1 mo. USD LIBOR + 5.25%	1,204,805
2,000,000	10.27%, 01/20/2029, 1 mo. USD LIBOR + 5.25%	1,652,080
	Hub International Ltd.
1,103,397	8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	1,100,550
2,325,142	8.51%, 04/25/2025, 1 mo. USD LIBOR + 3.25%	2,319,725
349,125	8.73%, 11/10/2029, 3 mo. USD SOFR + 4.00%	348,214
3,985,764	Sedgwick Claims Management Services, Inc. 8.73%, 02/17/2028, 1 mo. USD LIBOR + 3.75%	3,936,500
2,288,500	USI, Inc. 8.65%, 11/22/2029, 1 mo. USD LIBOR + 3.75%	2,281,818
		16,850,701
	Internet - 0.3%
988,079	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	922,925
926,046	Go Daddy Operating Co. LLC 8.23%, 11/09/2029, 1 mo. USD LIBOR + 3.25%	926,046
	MH Sub I LLC
3,034,189	8.77%, 09/13/2024, 1 mo. USD SOFR + 3.75%	3,015,225
545,000	11.23%, 02/23/2029, 1 mo. USD SOFR + 6.25%	503,896
561,442	Rodan & Fields LLC 8.95%, 06/16/2025, 1 mo. USD LIBOR + 4.00%	197,628
721,290	Shutterfly, Inc. 10.27%, 09/25/2026, 1 mo. USD LIBOR + 5.00%	290,961
		5,856,681
	Investment Company Security - 0.0%
315,000	Intrado Corp. 9.05%, 01/31/2030, 1 mo. USD SOFR + 4.00%	311,062
	IT Services - 0.1%
997,541	Tempo Acquisition LLC 7.98%, 08/31/2028, 1 mo. USD SOFR + 3.00%	995,875
	Leisure Time - 0.2%
1,975,000	Carnival Corp. 8.27%, 10/18/2028, 1 mo. USD LIBOR + 3.25%	1,936,330
1,490,783	Hayward Industries, Inc. 7.52%, 05/30/2028, 1 mo. USD SOFR + 2.50%	1,445,821
		3,382,151

The accompanying notes are an integral part of these financial statements.
116

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Machinery - Construction & Mining - 0.1%
$ 983,923	Brookfield WEC Holdings, Inc. 7.77%, 08/01/2025, 1 mo. USD LIBOR + 2.75%	$ 980,234
	Machinery-Diversified - 0.1%
987,612	Vertical U.S. Newco, Inc. 8.60%, 07/30/2027, 6 mo. USD LIBOR + 3.50%	962,922
	Media - 0.3%
1,559,287	Cable One, Inc. 7.02%, 05/03/2028, 1 mo. USD LIBOR + 2.00%	1,516,796
	NEP Group, Inc.
1,441,750	9.02%, 10/20/2025, 1 mo. USD LIBOR + 4.00%	1,352,837
210,000	12.02%, 10/19/2026, 1 mo. USD LIBOR + 7.00%	158,025
338,155	NEP/NCP Holdco, Inc. 8.27%, 10/20/2025, 1 mo. USD LIBOR + 3.25%	315,881
1,000,000	Telenet Financing USD LLC 6.95%, 04/30/2028, 1 mo. USD LIBOR + 2.00%	977,220
	Virgin Media Bristol LLC
1,125,000	7.45%, 01/31/2028, 1 mo. USD LIBOR + 2.50%	1,105,661
1,010,000	8.20%, 01/31/2029, 1 mo. USD LIBOR + 3.25%	999,062
		6,425,482
	Metal Fabricate/Hardware - 0.0%
895,525	AZZ, Inc. 9.25%, 05/13/2029, 1 mo. USD SOFR + 4.25%	893,770
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 6.45%, 03/16/2029, 3 mo. EURIBOR + 3.75%	2,125,235
$ 750,000	Momentive Performance Materials, Inc. 9.48%, 03/29/2028, 1 mo. USD SOFR + 4.50%	746,723
		2,871,958
	Oil & Gas Services - 0.0%
88,554	PES Holdings LLC 0.00%, 12/31/2024, 3 mo. USD LIBOR + 6.99%(12)(19)	2,214
	Packaging & Containers - 0.3%
2,067,386	Berlin Packaging LLC 8.62%, 03/11/2028, 1 mo. USD SOFR + 3.75%	2,024,199
1,870,863	Clydesdale Acquisition Holdings, Inc. 9.26%, 04/13/2029, 3 mo. EURIBOR + 4.18%	1,825,700
890,000	Pretium PKG Holdings, Inc. 11.86%, 10/01/2029, 3 mo. USD LIBOR + 6.75%	548,943
1,002,096	TricorBraun Holdings, Inc. 8.27%, 03/03/2028, 1 mo. USD LIBOR + 3.25%	976,272
		5,375,114
	Pharmaceuticals - 0.3%
1,535,573	Elanco Animal Health, Inc. 6.65%, 08/01/2027, 1 mo. USD SOFR + 1.75%	1,490,274
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Pharmaceuticals - 0.3% - (continued)
$ 1,344,083	Gainwell Acquisition Corp. 9.00%, 10/01/2027, 3 mo. USD SOFR + 4.00%	$ 1,292,846
783,803	Horizon Therapeutics USA, Inc. 6.81%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	782,541
EUR 1,000,000	IVC Acquisition Ltd. 6.29%, 02/13/2026, 6 mo. EURIBOR + 4.00%	1,052,205
$ 890,443	Organon & Co. 8.00%, 06/02/2028, 3 mo. USD LIBOR + 3.00%	888,591
991,936	Pathway Vet Alliance LLC 8.77%, 03/31/2027, 1 mo. USD LIBOR + 3.75%	917,541
104,063	PRA Health Sciences, Inc. 7.13%, 07/03/2028, 3 mo. USD LIBOR + 2.25%	103,992
		6,527,990
	Pipelines - 0.5%
488,401	AL GCX Holdings LLC 8.55%, 05/17/2029, 3 mo. USD SOFR + 3.50%	483,639
51,781	BCP Renaissance Parent LLC 8.66%, 10/31/2024, 3 mo. USD LIBOR + 3.50%	51,251
425,000	Brazos Delaware II LLC 8.58%, 02/11/2030, 1 mo. USD SOFR + 3.75%	419,025
455,979	Buckeye Partners LP 7.09%, 11/01/2026, 1 mo. USD LIBOR + 2.25%	454,474
1,046,239	DT Midstream, Inc. 7.02%, 06/26/2028, 1 mo. USD LIBOR + 2.00%	1,046,239
3,590,747	Medallion Midland Acquisition LLC 8.91%, 10/18/2028, 3 mo. USD SOFR + 3.75%	3,548,555
1,131,942	NorthRiver Midstream Finance LP 8.43%, 10/01/2025, 3 mo. USD LIBOR + 3.25%	1,127,165
2,029,353	Oryx Midstream Services Permian Basin LLC 8.19%, 10/05/2028, 1 mo. USD LIBOR + 3.25%	2,005,427
987,812	UGI Energy Services LLC 8.33%, 02/22/2030	978,961
140,000	Whitewater Whistler Holdings LLC 8.15%, 02/15/2030, 3 mo. USD SOFR + 3.25%	139,790
		10,254,526
	Retail - 0.6%
645,708	1011778 BC Unlimited Liability Co. 6.77%, 11/19/2026, 3 mo. USD LIBOR + 1.75%	638,043
773,710	Beacon Roofing Supply, Inc. 7.27%, 05/19/2028, 1 mo. USD LIBOR + 2.25%	770,615
1,315,427	Great Outdoors Group LLC 8.77%, 03/06/2028, 1 mo. USD SOFR + 3.75%	1,303,101
1,258,161	IRB Holding Corp. 8.08%, 12/15/2027, 1 mo. USD LIBOR + 3.00%	1,236,621
1,577,443	LBM Acquisition LLC 8.77%, 12/17/2027, 1 mo. USD LIBOR + 3.75%	1,461,864

The accompanying notes are an integral part of these financial statements.
117

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Retail - 0.6% - (continued)
$ 1,598,241	Michaels Cos., Inc. 9.41%, 04/15/2028, 3 mo. USD LIBOR + 4.25%	$ 1,461,160
971,289	Petco Health & Wellness Co., Inc. 8.41%, 03/03/2028, 3 mo. USD SOFR + 3.25%	956,496
1,556,374	PetSmart, Inc. 8.83%, 02/11/2028, 1 mo. USD SOFR + 3.75%	1,548,592
593,007	Specialty Building Products Holdings LLC 8.27%, 10/15/2028, 1 mo. USD LIBOR + 3.25%	557,801
	SRS Distribution, Inc.
804,812	8.47%, 06/02/2028, 1 mo. USD SOFR + 3.50%	766,753
618,752	8.52%, 06/02/2028, 3 mo. USD SOFR + 3.50%	589,262
1,543,154	White Cap Buyer LLC 8.73%, 10/19/2027, 1 mo. USD SOFR + 3.75%	1,527,337
		12,817,645
	Semiconductors - 0.1%
982,537	Entegris, Inc. 7.66%, 07/06/2029, 1 mo. USD SOFR + 2.75%	981,152
1,492,500	MKS Instruments, Inc. 7.81%, 08/17/2029, 3 mo. USD LIBOR + 2.75%	1,484,232
		2,465,384
	Software - 1.4%
615,000	Ascend Learning LLC 10.83%, 12/10/2029, 1 mo. USD SOFR + 5.75%	532,744
	Athenahealth Group, Inc.
163,044	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.50%(18)	152,561
1,327,200	8.46%, 02/15/2029, 1 mo. USD SOFR + 3.50%	1,241,875
695,661	Ceridian HCM Holding, Inc. 7.52%, 04/30/2025, 1 mo. USD LIBOR + 2.50%	693,748
	DCert Buyer, Inc.
987,861	8.70%, 10/16/2026, 3 mo. USD SOFR + 4.00%	977,370
1,250,000	8.70%, 10/16/2026, 1 mo. USD LIBOR + 7.00%	1,150,387
2,885,527	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	2,879,208
1,269,183	E2open LLC 8.57%, 02/04/2028, 1 mo. USD LIBOR + 3.50%	1,262,837
990,000	EP Purchaser LLC 8.66%, 11/06/2028, 3 mo. USD LIBOR + 3.50%	986,288
	Epicor Software Corp.
994,420	8.27%, 07/30/2027, 1 mo. USD LIBOR + 3.25%	981,125
400,000	12.83%, 07/31/2028, 1 mo. USD LIBOR + 7.75%	397,436
591,391	Finastra USA, Inc. 8.66%, 06/13/2024, 3 mo. USD LIBOR + 3.50%	562,856
	Hyland Software, Inc.
3,119,919	8.52%, 07/01/2024, 1 mo. USD SOFR + 3.50%	3,095,552
464,000	11.27%, 07/07/2025, 1 mo. USD LIBOR + 6.25%	443,533
1,985,000	McAfee LLC 8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	1,868,739
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.6%(17) - (continued)
	Software - 1.4% - (continued)
$ 1,065,325	Navicure, Inc. 9.02%, 10/22/2026, 1 mo. USD LIBOR + 4.00%	$ 1,062,331
1,371,563	Open Text Corp. 8.58%, 01/31/2030, 1 mo. USD LIBOR + 3.50%	1,370,067
	Polaris Newco LLC
EUR 987,530	7.24%, 06/02/2028, 1 mo. EURIBOR + 4.00%	950,105
$ 1,551,856	9.16%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	1,436,119
970,000	Quartz Acquireco LLC 0.00%, 04/14/2030, 1 mo. USD SOFR + 3.50%(19)	965,150
971,590	SS&C Technologies, Inc. 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	969,287
2,120,682	Ultimate Software Group, Inc. 8.90%, 05/04/2026, 3 mo. USD LIBOR + 3.75%	2,083,083
2,063,719	Zelis Healthcare Corp. 8.52%, 09/30/2026, 1 mo. USD LIBOR + 3.50%	2,051,894
		28,114,295
	Telecommunications - 0.4%
1,000,000	Altice France SA 10.49%, 08/15/2028, 1 mo. USD SOFR + 5.50%	938,750
997,886	Frontier Communications Corp. 8.81%, 05/01/2028, 1 mo. USD LIBOR + 3.75%	950,986
EUR 1,836,915	Lorca Holdco Ltd. 6.77%, 09/17/2027, 6 mo. EURIBOR + 4.20%	1,985,558
$ 1,233,800	Venga Finance Sarl 9.70%, 06/28/2029, 3 mo. USD LIBOR + 4.75%	1,170,876
585,932	Xplornet Communications, Inc. 9.02%, 10/02/2028, 1 mo. USD LIBOR + 4.00%	475,654
1,872,729	Zacapa Sarl 8.90%, 03/22/2029, 3 mo. USD SOFR + 4.00%	1,826,697
		7,348,521
	Transportation - 0.1%
	First Student Bidco, Inc.
376,103	8.14%, 07/21/2028, 3 mo. USD LIBOR + 3.00%	357,768
1,006,135	8.14%, 07/21/2028, 1 mo. USD LIBOR + 3.00%	957,085
997,662	9.00%, 07/21/2028, 3 mo. USD SOFR + 4.00%	978,019
		2,292,872
	Total Senior Floating Rate Interests (cost $202,942,597)	$ 194,668,693
U.S. GOVERNMENT AGENCIES - 15.7%
	Mortgage-Backed Agencies - 15.7%
	Federal Home Loan Mortgage Corp. - 3.5%
2,232	0.00%, 11/15/2036(7)(20)	$ 1,800
12,195,248	1.21%, 06/25/2030(3)(4)	776,507
3,897,680	1.25%, 01/25/2030(3)(4)	230,993
2,235,060	1.81%, 04/25/2030(3)(4)	201,383
2,658,480	1.94%, 11/25/2047(3)(4)	242,908
2,355,000	1.96%, 02/25/2047(3)(4)	224,466
4,759,080	2.02%, 10/25/2047(3)(4)	456,119
3,345,000	2.08%, 09/25/2047(3)(4)	182,085
1,150,193	2.09%, 09/25/2046(3)(4)	115,200
1,890,000	2.17%, 08/25/2047(3)(4)	194,935

The accompanying notes are an integral part of these financial statements.
118

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 15.7% - (continued)
	Mortgage-Backed Agencies - 15.7% - (continued)
	Federal Home Loan Mortgage Corp. - 3.5% - (continued)
$ 3,870,000	2.23%, 05/25/2047(3)(4)	$ 213,793
2,605,748	2.33%, 05/25/2047(3)(4)	282,583
18,570	3.00%, 03/15/2033(4)	1,621
1,955,000	3.52%, 06/25/2048(3)(4)	354,814
13,491	4.00%, 07/15/2027(4)	301
92,649	4.50%, 03/15/2041	90,779
49,905	4.75%, 07/15/2039	49,690
4,386	5.50%, 08/15/2033	4,501
14,039	6.50%, 07/15/2036	14,498
6,060,000	7.37%, 01/25/2050, 1 mo. USD LIBOR + 2.35%(1)(2)	5,805,153
3,990,000	7.47%, 01/25/2051, 1 mo. USD SOFR + 2.65%(1)(2)	3,805,587
3,000,000	7.52%, 02/25/2050, 1 mo. USD LIBOR + 2.50%(1)(2)	2,910,181
1,605,000	8.17%, 07/25/2030, 1 mo. USD LIBOR + 3.15%(2)	1,637,438
180,000	8.31%, 01/25/2051, 1 mo. USD SOFR + 3.75%(1)(2)	160,703
3,940,000	8.57%, 02/25/2042, 1 mo. USD SOFR + 3.75%(1)(2)	3,861,200
4,740,000	8.82%, 11/25/2051, 1 mo. USD SOFR + 4.00%(1)(2)	4,157,538
4,285,000	9.17%, 04/25/2042, 1 mo. USD SOFR + 4.35%(1)(2)	4,289,018
2,110,000	9.37%, 09/25/2030, 1 mo. USD LIBOR + 4.35%(2)	2,278,382
3,330,000	9.47%, 04/25/2030, 1 mo. USD LIBOR + 4.45%(2)	3,563,100
7,940,000	10.07%, 03/25/2042, 1 mo. USD SOFR + 5.25%(1)(2)	8,019,325
1,888,644	10.27%, 09/25/2050, 1 mo. USD LIBOR + 5.25%(1)(2)	1,988,799
4,665,000	10.32%, 03/25/2043, 1 mo. USD SOFR + 5.50%(1)(2)	4,724,525
2,313,002	10.77%, 07/25/2050, 1 mo. USD LIBOR + 5.75%(1)(2)	2,471,356
5,455,000	10.82%, 07/25/2042, 1 mo. USD SOFR + 6.00%(1)(2)	5,587,668
6,665,000	11.57%, 06/25/2042, 1 mo. USD SOFR + 6.75%(1)(2)	7,207,882
3,295,000	11.67%, 11/25/2051, 1 mo. USD SOFR + 6.85%(1)(2)	2,732,078
2,770,000	12.31%, 01/25/2051, 1 mo. USD SOFR + 7.75%(1)(2)	2,561,487
		71,400,396
	Federal National Mortgage Association - 0.4%
22,465	0.00%, 06/25/2036(7)(20)	19,414
59,547	0.14%, 04/25/2055(2)(3)(4)	2,381
10,633	2.50%, 06/25/2028(4)	447
55,248	3.00%, 01/25/2028(4)	2,232
27,168	3.16%, 12/01/2026	26,124
21,924	3.24%, 12/01/2026	21,209
24,870	3.50%, 05/25/2030(4)	1,734
20,895	3.87%, 10/01/2025	20,590
31,283	3.89%, 05/01/2030	30,798
8,534	3.96%, 05/01/2034	8,440
12,957	4.00%, 03/25/2042(4)	1,606
3,442	4.50%, 07/25/2027(4)	77
42,167	5.50%, 04/25/2035	43,863
11,533	5.50%, 04/25/2037	11,967
117,920	5.50%, 06/25/2042(4)	24,758
1,860	5.54%, 05/25/2042(3)(4)	147
555,000	7.97%, 12/25/2041, 1 mo. USD SOFR + 3.15%(1)(2)	534,881
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 15.7% - (continued)
	Mortgage-Backed Agencies - 15.7% - (continued)
	Federal National Mortgage Association - 0.4% - (continued)
$ 1,510,000	10.07%, 03/25/2042, 1 mo. USD SOFR + 5.25%(1)(2)	$ 1,525,554
970,000	10.37%, 01/25/2043, 1 mo. USD SOFR + 5.55%(1)(2)	979,955
1,385,000	11.07%, 03/25/2042, 1 mo. USD SOFR + 6.25%(1)(2)	1,454,624
2,570,000	11.82%, 04/25/2042, 1 mo. USD SOFR + 7.00%(1)(2)	2,569,986
		7,280,787
	Government National Mortgage Association - 0.0%
13,489	4.00%, 05/16/2042(4)	1,473
31,385	5.00%, 10/16/2041(4)	5,000
		6,473
	Uniform Mortgage-Backed Security - 11.8%
30,576,000	2.50%, 05/11/2053	26,407,654
149,168,000	4.50%, 05/15/2053	145,526,204
65,825,000	5.50%, 05/15/2053	66,285,261
		238,219,119
	Total U.S. Government Agencies (cost $318,943,048)	$ 316,906,775
U.S. GOVERNMENT SECURITIES - 14.2%
	U.S. Treasury Securities - 14.2%
	U.S. Treasury Bonds - 7.5%
51,105,000	3.38%, 11/15/2048(21)	$ 47,795,153
1,680,000	3.63%, 02/15/2053	1,664,250
53,755,000	3.88%, 02/15/2043(21)	54,258,953
27,970,000	4.00%, 11/15/2042	28,778,508
17,955,000	4.00%, 11/15/2052(22)	19,043,522
		151,540,386
	U.S. Treasury Inflation-Protected Bonds - 0.5%
5,438,156	0.13%, 02/15/2052(23)	3,706,603
8,505,391	0.25%, 02/15/2050(23)	6,086,089
		9,792,692
	U.S. Treasury Inflation-Protected Notes - 4.7%
15,643,955	0.13%, 07/15/2030(23)	14,468,978
35,611,829	0.25%, 07/15/2029(23)	33,581,885
16,218,449	0.75%, 07/15/2028(23)	15,832,311
31,004,681	1.13%, 01/15/2033(23)	30,651,942
		94,535,116
	U.S. Treasury Notes - 1.5%
31,880,000	2.75%, 08/15/2032(24)	30,106,675
	Total U.S. Government Securities (cost $286,556,104)	$ 285,974,869
COMMON STOCKS - 0.1%
	Energy - 0.0%
32,328	Ascent Resources Marcellus Holdings LLC Class A*(13)	$ 32,328
3,682	PES Energy Liquidating Trust*(13)	—
		32,328
	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
6,904	Danaher Corp.	1,635,627
	Total Common Stocks (cost $2,389,130)	$ 1,667,955

The accompanying notes are an integral part of these financial statements.
119

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Capital Goods - 0.0%
74	Fluor Corp., 6.50%(11)	$ 83,250
	Health Care Equipment & Services - 0.1%
39,085	Becton Dickinson & Co. Series B, 6.00%	1,976,138
	Utilities - 0.0%
18,384	American Electric Power Co., Inc., 6.13%	934,642
	Total Convertible Preferred Stocks (cost $3,018,156)	$ 2,994,030
PREFERRED STOCKS - 0.1%
	Utilities - 0.1%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%(6)	$ 1,454,948
	Total Preferred Stocks (cost $1,498,282)	$ 1,454,948
	Total Long-Term Investments (cost $2,244,890,237)	$ 2,087,237,099
SHORT-TERM INVESTMENTS - 6.3%
	Commercial Paper - 4.0%
	AT&T, Inc.
$ 1,000,000	5.60%, 11/21/2023(15)	$ 967,674
1,000,000	5.65%, 12/19/2023(15)	963,425
1,370,000	5.67%, 12/19/2023(15)	1,319,892
CAD 3,000,000	BNP Paribas SA 4.50%, 05/23/2023(15)	2,208,004
	CDP Financial, Inc.
3,000,000	0.00%, 05/01/2023(15)	2,214,267
$ 2,510,000	3.68%, 06/26/2023(15)	2,495,671
CAD 3,761,000	4.41%, 06/13/2023(15)	2,761,266
2,000,000	4.57%, 09/18/2023(15)	1,448,662
2,000,000	4.58%, 08/04/2023(15)	1,457,445
2,000,000	4.61%, 09/18/2023(15)	1,448,662
1,000,000	4.64%, 08/14/2023(15)	727,741
$ 3,600,000	4.99%, 06/28/2023(15)	3,568,817
CAD 4,000,000	City of Edmonton Canada 4.42%, 06/16/2023(15)	2,935,638
	Electricite de France SA
$ 2,000,000	3.54%, 05/03/2023(15)	1,999,419
2,000,000	4.91%, 05/10/2023(15)	1,997,315
1,830,000	5.13%, 05/16/2023(15)	1,825,890
3,000,000	Enel Finance America LLC 4.25%, 06/21/2023(15)	2,981,938
CAD 1,500,000	Honda Canada Finance, Inc. 4.85%, 08/29/2023(15)	1,088,777
	HSBC USA, Inc.
$ 1,500,000	5.36%, 11/01/2023(15)	1,458,050
1,150,000	5.49%, 11/09/2023(15)	1,116,506
1,700,000	Intesa Sanpaolo Funding LLC 5.94%, 10/31/2023(15)	1,650,698
	Korea Development Bank
341,000	5.09%, 08/09/2023(15)	336,042
4,800,000	5.13%, 07/07/2023(15)	4,753,025
2,750,000	5.15%, 07/10/2023(15)	2,721,912
2,000,000	5.20%, 08/01/2023(15)	1,973,252
1,000,000	5.41%, 10/27/2023(15)	973,666
	Ontario Teachers' Finance Trust
CAD 2,240,000	4.56%, 08/01/2023(15)	1,633,099
4,000,000	4.57%, 09/06/2023(15)	2,902,255
1,770,000	4.57%, 10/26/2023(15)	1,275,782
2,000,000	4.64%, 08/01/2023(15)	1,458,125
	Province of British Columbia Canada
1,355,000	4.52%, 10/13/2023(15)	980,048
Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 6.3% - (continued)
	Commercial Paper - 4.0% - (continued)
CAD 1,300,000	4.55%, 07/18/2023(15)	$ 950,362
	Province of Prince Edward Island Canada
1,000,000	2.26%, 05/02/2023(15)	737,998
1,730,000	4.43%, 06/20/2023(15)	1,269,041
5,500,000	4.44%, 07/11/2023(15)	4,020,681
4,000,000	Province of Saskatchewan Canada 3.38%, 05/04/2023(15)	2,951,264
$ 2,900,000	PSP Capital, Inc. 5.39%, 11/28/2023(15)	2,810,685
	Regional Municipality of York
CAD 1,100,000	4.42%, 05/25/2023(15)	809,445
6,000,000	4.42%, 07/14/2023(15)	4,384,471
306,000	4.53%, 06/23/2023(15)	224,351
44,000	4.56%, 06/23/2023(15)	32,258
$ 2,500,000	RWE AG 5.51%, 05/30/2023(15)	2,488,722
1,500,000	TransCanada PipeLines Ltd. 4.87%, 05/08/2023(15)	1,498,402
		79,820,643
	Foreign Government Obligations - 0.5%
	Municipal Finance Authority of British Columbia Bills
CAD 1,310,000	4.30%, 05/17/2023(15)	964,966
190,000	4.31%, 05/17/2023(15)	139,956
1,000,000	4.32%, 05/17/2023(15)	736,607
2,860,000	4.46%, 05/31/2023(15)	2,102,974
190,000	4.46%, 07/12/2023(15)	138,878
2,140,000	4.47%, 05/31/2023(15)	1,573,543
110,000	4.47%, 07/12/2023(15)	80,403
	Newfoundland T-Bill
5,000,000	4.33%, 05/18/2023(15)	3,682,573
100,000	4.40%, 05/25/2023(15)	73,587
1,200,000	4.45%, 06/01/2023(15)	882,268
		10,375,755
	Repurchase Agreements - 0.4%
$ 7,847,627	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $7,850,760; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $8,004,645	7,847,627
	Securities Lending Collateral - 1.4%
4,602,134	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(25)	4,602,134
15,340,448	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(25)	15,340,448

The accompanying notes are an integral part of these financial statements.
120

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.3% - (continued)
	Securities Lending Collateral - 1.4% - (continued)
4,602,134	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(25)		$ 4,602,134
4,602,134	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(25)		4,602,134
			29,146,850
	Total Short-Term Investments (cost $127,316,207)		$ 127,190,875
	Total Investments (cost $2,372,206,444)	109.8%	$ 2,214,427,974
	Other Assets and Liabilities	(9.8)%	(198,359,632)
	Total Net Assets	100.0%	$ 2,016,068,342
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $677,799,223, representing 33.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Security is a zero-coupon bond.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $286,622,566, representing 14.2% of net assets.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	Investment valued using significant unobservable inputs.
(14)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(15)	The rate shown represents current yield to maturity.
(16)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(17)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(18)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2023, the aggregate value of the unfunded commitment was $658,718, which represents to 0.0% of total net assets.
(19)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(20)	Securities disclosed are principal-only strips.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2023, the market value of securities pledged was $817,848.
(22)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2023, the market value of securities pledged was $18,030,625.
(23)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(24)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $26,895,800.
(25)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
121

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	972	06/30/2023	$ 200,391,468	$ (588,997)
U.S. Treasury 5-Year Note Future	3,967	06/30/2023	435,347,260	(141,348)
U.S. Treasury 10-Year Note Future	3,465	06/21/2023	399,178,828	8,130,364
U.S. Treasury 10-Year Ultra Future	1,279	06/21/2023	155,338,547	2,382,895
U.S. Treasury Long Bond Future	103	06/21/2023	13,560,594	520,621
Total				$ 10,303,535
Short position contracts:
Canadian 10-Year Bond Future	383	06/21/2023	$ 35,641,318	$ (1,320,733)
Euro BUXL 30-Year Bond Future	226	06/08/2023	34,739,615	(1,309,051)
Euro-BOBL Future	512	06/08/2023	66,555,492	(319,359)
Euro-BUND Future	139	06/08/2023	20,762,934	(759,559)
Euro-Schatz Future	12	06/08/2023	1,397,320	(8,607)
Long Gilt Future	1	06/28/2023	127,510	(188)
U.S. Treasury Ultra Bond Future	146	06/21/2023	20,645,313	242,314
Total				$ (3,475,183)
Total futures contracts				$ 6,828,352

OTC Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Mediobanca SPA	GSC	EUR	8,140,000	(1.00%)	06/20/2028	Quarterly	$ 155,024	$ —	$ 138,179	$ (16,845)
Total OTC credit default swap contracts							$ 155,024	$ —	$ 138,179	$ (16,845)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	1,700,000	(1.00%)	06/20/2028	Quarterly	$ 115,727	$ 101,052	$ (14,675)
CDX.NA.HY.S40	USD	170,215,000	(5.00%)	06/20/2028	Quarterly	117,031	(3,394,833)	(3,511,864)
Total						$ 232,758	$ (3,293,781)	$ (3,526,539)
Sell protection:
ITRAXX-XOVER S39.V1	EUR	91,910,000	5.00%	06/20/2028	Quarterly	$ 2,700,512	$ 3,269,842	$ 569,330
Credit default swaps on single-name issues:
Sell protection:
Peruvian Government International Bond (BBB)	USD	740,000	1.00%	12/20/2027	Quarterly	$ (5,826)	$ 4,260	$ 10,086
Republic of Turkey (B+)	USD	976,000	1.00%	06/20/2028	Quarterly	(163,790)	(167,760)	(3,970)
Total						$ (169,616)	$ (163,500)	$ 6,116
Total centrally cleared credit default swap contracts						$ 2,763,654	$ (187,439)	$ (2,951,093)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
122

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	$ 93,980	$ —	$ 158,677	$ 64,697
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	34,326	—	22,603	(11,723)
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(60,780)	(313,405)	(252,625)
Total centrally cleared interest rate swaps contracts						$ 128,306	$ (60,780)	$ (132,125)	$ (199,651)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
775,000	AUD	527,083	USD	SCB	06/21/2023	$ (13,111)
635,000	BRL	120,283	USD	GSC	06/02/2023	6,139
1,600,000	CAD	1,176,811	USD	BOA	06/05/2023	4,969
109,960,000	EGP	3,243,658	USD	GSC	06/21/2023	(146,891)
307,374	EUR	340,000	USD	TDB	05/31/2023	(662)
1,958,000	EUR	2,103,398	USD	SSG	06/21/2023	60,596
2,459,000	EUR	2,681,369	USD	JPM	06/21/2023	36,334
2,242,000	EUR	2,449,568	USD	TDB	06/21/2023	28,304
1,898,000	EUR	2,070,272	USD	BCLY	06/21/2023	27,410
261,000	EUR	282,196	USD	BOA	06/21/2023	6,263
233,000	EUR	255,346	USD	MSC	06/21/2023	2,168
28,900,000	KZT	61,918	USD	JPM	07/26/2023	697
28,900,000	KZT	59,772	USD	DEUT	07/31/2023	2,786
1,771,200,000	KZT	3,592,698	USD	BOA	03/20/2024	52,934
6,377,438	USD	9,640,000	AUD	MSC	06/21/2023	(15,714)
119,868	USD	635,000	BRL	GSC	06/02/2023	(6,554)
1,361,846	USD	6,860,000	BRL	GSC	06/21/2023	108
14,476,143	USD	75,910,000	BRL	MSC	06/21/2023	(592,301)
2,357,689	USD	3,000,000	CAD	JPM	05/01/2023	143,384
3,815,100	USD	5,000,000	CAD	UBS	05/01/2023	124,592
780,453	USD	1,000,000	CAD	SGG	05/01/2023	42,351
147,807	USD	190,000	CAD	TDB	05/01/2023	7,567
742,587	USD	1,000,000	CAD	UBS	05/02/2023	4,472
890,968	USD	1,200,000	CAD	BCLY	05/03/2023	5,215
2,977,975	USD	4,000,000	CAD	MSC	05/04/2023	25,416
593,949	USD	800,000	CAD	MSC	05/10/2023	3,370
977,248	USD	1,310,000	CAD	JPM	05/17/2023	10,035
882,206	USD	1,190,000	CAD	MSC	05/17/2023	3,592
3,696,423	USD	5,000,000	CAD	DEUT	05/18/2023	4,694
2,222,428	USD	3,000,000	CAD	UBS	05/23/2023	7,162
735,599	USD	1,000,000	CAD	UBS	05/24/2023	(2,838)
881,780	USD	1,200,000	CAD	BOA	05/25/2023	(4,362)
518,035	USD	705,000	CAD	BMO	05/30/2023	(2,628)
3,675,895	USD	5,000,000	CAD	UBS	05/31/2023	(16,750)
873,368	USD	1,200,000	CAD	BCLY	06/01/2023	(12,887)
1,235,871	USD	1,600,000	CAD	JPM	06/05/2023	54,091
773,781	USD	1,000,000	CAD	TDB	06/09/2023	35,102
2,769,626	USD	3,761,000	CAD	MSC	06/13/2023	(8,796)
2,422,943	USD	3,317,000	CAD	BCLY	06/14/2023	(27,531)
2,930,936	USD	4,000,000	CAD	JPM	06/16/2023	(24,246)
1,263,062	USD	1,730,000	CAD	BOA	06/20/2023	(15,170)
1,456,386	USD	2,000,000	CAD	MSC	06/21/2023	(21,371)
6,189,405	USD	8,545,000	CAD	TDB	06/21/2023	(124,315)
257,441	USD	350,000	CAD	MSC	06/23/2023	(1,178)
791,876	USD	1,055,000	CAD	TDB	07/05/2023	12,133
4,128,594	USD	5,500,000	CAD	BOA	07/11/2023	63,167
3,747,018	USD	5,000,000	CAD	DEUT	07/12/2023	51,111
223,385	USD	300,000	CAD	BCLY	07/12/2023	1,631
4,397,804	USD	6,000,000	CAD	TDB	07/14/2023	(37,436)
1,832,045	USD	2,500,000	CAD	CBK	07/17/2023	(16,066)
964,096	USD	1,300,000	CAD	BOA	07/18/2023	3,062
2,817,991	USD	3,860,000	CAD	MSC	07/28/2023	(36,033)
1,681,129	USD	2,240,000	CAD	BOA	08/01/2023	24,821
1,482,441	USD	2,000,000	CAD	MSC	08/01/2023	3,594
The accompanying notes are an integral part of these financial statements.
123

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,491,225	USD	2,000,000	CAD	SSG	08/04/2023	$ 12,295
749,840	USD	1,000,000	CAD	BOA	08/14/2023	10,238
3,682,933	USD	5,000,000	CAD	BCLY	08/25/2023	(15,837)
1,099,925	USD	1,500,000	CAD	BOA	08/29/2023	(9,789)
375,895	USD	500,000	CAD	DEUT	09/01/2023	5,969
114,591	USD	150,000	CAD	BNP	09/01/2023	3,613
2,962,861	USD	4,000,000	CAD	MSC	09/06/2023	3,184
728,229	USD	1,000,000	CAD	BCLY	09/06/2023	(11,691)
1,903,839	USD	2,500,000	CAD	BCLY	09/08/2023	53,972
2,617,699	USD	3,500,000	CAD	SSG	09/13/2023	27,644
3,217,144	USD	4,345,000	CAD	BCLY	09/15/2023	1,655
1,490,238	USD	2,000,000	CAD	BOA	09/18/2023	10,069
1,480,887	USD	2,000,000	CAD	CBK	09/18/2023	718
372,847	USD	500,000	CAD	CBK	09/25/2023	2,756
1,865,436	USD	2,500,000	CAD	CBK	09/26/2023	14,949
2,703,888	USD	3,650,000	CAD	MSC	09/27/2023	2,126
1,853,066	USD	2,500,000	CAD	MSC	09/29/2023	2,475
1,015,898	USD	1,355,000	CAD	DEUT	10/13/2023	12,616
2,185,933	USD	3,000,000	CAD	BOA	10/18/2023	(35,562)
1,305,831	USD	1,770,000	CAD	MSC	10/26/2023	(5,046)
149,933	USD	200,000	CAD	DEUT	11/07/2023	1,785
739,103	USD	1,000,000	CAD	DEUT	12/15/2023	(2,120)
1,101,483	USD	1,500,000	CAD	CBK	12/15/2023	(10,352)
750,845	USD	1,000,000	CAD	BOA	01/16/2024	9,213
566,104	USD	511,935	EUR	GSC	05/31/2023	932
69,068,164	USD	62,643,679	EUR	UBS	05/31/2023	(89,859)
79,423,000	USD	72,036,977	EUR	DEUT	05/31/2023	(105,134)
122,413	USD	114,000	EUR	UBS	06/21/2023	(3,581)
302,395	USD	282,000	EUR	MSC	06/21/2023	(9,274)
6,844,123	USD	6,453,000	EUR	BMO	06/21/2023	(287,774)
51,616,259	USD	48,075,051	EUR	DEUT	06/21/2023	(1,516,598)
288,012	USD	229,000	GBP	GSC	05/31/2023	9
12,198,035	USD	9,794,000	GBP	JPM	05/31/2023	(119,421)
11,641,195	USD	9,821,000	GBP	GSC	06/21/2023	(714,920)
125,831	USD	1,941,000,000	IDR	JPM	06/21/2023	(6,387)
3,832,971	USD	486,200,000	JPY	BOA	05/15/2023	256,159
7,616,087	USD	989,650,000	JPY	CBK	05/22/2023	327,609
2,540,271	USD	337,350,000	JPY	MSC	05/30/2023	52,683
13,203,260	USD	1,753,450,000	JPY	JPM	06/05/2023	263,233
5,695,229	USD	768,050,000	JPY	BOA	06/20/2023	13,701
11,746,543	USD	1,571,200,000	JPY	MSC	06/21/2023	121,993
8,105,171	USD	1,066,300,000	JPY	JPM	06/26/2023	209,859
6,369,794	USD	836,900,000	JPY	MSC	06/26/2023	173,051
13,416,813	USD	1,723,350,000	JPY	MSC	07/03/2023	642,514
2,535,470	USD	333,200,000	JPY	JPM	07/03/2023	65,632
20,387,589	USD	2,681,600,000	JPY	UBS	07/10/2023	489,184
3,520,124	USD	459,400,000	JPY	BOA	07/10/2023	111,216
6,296,388	USD	817,250,000	JPY	BNP	07/18/2023	224,744
9,304,980	USD	1,213,950,000	JPY	UBS	07/24/2023	277,886
3,619,031	USD	477,200,000	JPY	BOA	07/31/2023	67,270
105,048	USD	400,000	PEN	DEUT	06/21/2023	(2,520)
129,489	USD	600,000	RON	GSC	06/21/2023	(4,518)
147,625	USD	2,720,000	ZAR	MSC	06/21/2023	(358)
Total foreign currency contracts						$ 254,641

The accompanying notes are an integral part of these financial statements.
124

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Cross Currency Contracts Outstanding at April 30, 2023
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	10,200,374	JPM	05/31/2023	GBP	10,290,120	$ (89,746)
GBP	154,691	GSC	05/31/2023	EUR	154,447	244
Total foreign cross currency contracts						$ (89,502)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 334,186,891	$ —	$ 334,186,891	$ —
Convertible Bonds	60,495,730	—	60,495,730	—
Corporate Bonds	543,804,658	—	543,804,658	—
Foreign Government Obligations	339,787,070	—	339,787,070	—
Municipal Bonds	5,295,480	—	5,295,480	—
Senior Floating Rate Interests	194,668,693	—	194,668,693	—
U.S. Government Agencies	316,906,775	—	316,906,775	—
U.S. Government Securities	285,974,869	—	285,974,869	—
Common Stocks
Energy	32,328	—	—	32,328
Pharmaceuticals, Biotechnology & Life Sciences	1,635,627	1,635,627	—	—
Convertible Preferred Stocks	2,994,030	2,994,030	—	—
Preferred Stocks	1,454,948	1,454,948	—	—
Short-Term Investments	127,190,875	29,146,850	98,044,025	—
Foreign Currency Contracts(2)	4,332,466	—	4,332,466	—
Futures Contracts(2)	11,276,194	11,276,194	—	—
Swaps - Credit Default(2)	579,416	—	579,416	—
Swaps - Interest Rate(2)	64,697	—	64,697	—
Total	$ 2,230,680,747	$ 46,507,649	$ 2,184,140,770	$ 32,328
Liabilities
Foreign Currency Contracts(2)	$ (4,167,327)	$ —	$ (4,167,327)	$ —
Futures Contracts(2)	(4,447,842)	(4,447,842)	—	—
Swaps - Credit Default(2)	(3,547,354)	—	(3,547,354)	—
Swaps - Interest Rate(2)	(264,348)	—	(264,348)	—
Total	$ (12,426,871)	$ (4,447,842)	$ (7,979,029)	$ —

(1)	For the six-month period ended April 30, 2023, investments valued at $141,360 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
125

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9%
	Alabama - 0.2%
$ 150,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2046	$ 157,298
	Arizona - 1.8%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	646,318
100,000	5.00%, 09/01/2042	102,905
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	207,265
	Tempe Industrial Dev Auth, AZ, Rev
225,000	4.00%, 12/01/2024	221,146
270,000	4.00%, 12/01/2025	262,323
240,000	4.00%, 12/01/2026	230,390
		1,670,347
	California - 8.1%
565,000	California Community Choice Financing Auth, CA, Rev 5.00%, 12/01/2053(1)	599,400
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	197,945
310,000	California Health Facs Financing Auth, CA, Rev 4.00%, 08/15/2040	312,164
	California Municipal Finance Auth, CA, Rev, (BAM Insured)
500,000	4.00%, 05/15/2038	498,686
350,000	4.00%, 10/01/2046	322,580
1,665,000	5.00%, 12/31/2031	1,771,927
165,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(2)	155,332
340,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM Insured) 4.00%, 08/01/2032	357,056
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM Insured) 5.00%, 09/01/2032	47,652
150,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	162,393
50,000	Oakland Unified School Dist/Alameda County, CA, GO, (AGM Insured) 4.00%, 08/01/2034	52,379
	Orange County Community Facs Dist, CA, Special Tax
100,000	5.00%, 08/15/2023	100,287
150,000	5.00%, 08/15/2033	157,199
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	102,009
100,000	San Bernardino City Unified School Dist, CA, GO, (NATL Insured) 0.00%, 08/01/2027(3)	86,573
	San Joaquin Hills Transportation Corridor Agency, CA, Rev, (NATL Insured)
255,000	0.00%, 01/15/2025(3)	239,535
1,880,000	4.00%, 01/15/2034	1,968,163
	State of California, CA, GO
140,000	4.00%, 11/01/2041	140,929
250,000	5.00%, 10/01/2042	285,869
		7,558,078
	Colorado - 3.6%
175,000	City & County of Denver Airport System, CO, Rev 5.00%, 12/01/2036	197,319
200,000	Colorado Health Facs Auth, CO, Rev 4.00%, 12/01/2040	174,865
560,000	Colorado School of Mines, CO, Rev, (AGM Insured) 5.25%, 12/01/2052	611,185
150,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2040	149,474
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9% - (continued)
	Colorado - 3.6% - (continued)
$ 305,000	E-470 Public Highway Auth, CO, Rev 3.57%, 09/01/2039, 3 mo. USD SOFR + 0.35%(1)	$ 303,008
	Park Creek Metropolitan Dist, CO, Rev
100,000	5.00%, 12/01/2023	100,818
120,000	5.00%, 12/01/2029	132,801
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	474,172
115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	111,310
25,000	Vauxmont Metropolitan Dist, CO, GO, (AGM Insured) 5.00%, 12/15/2030	26,501
1,000,000	Weld County School Dist No. RE-4, CO, GO, (State Aid Withholding Insured) 5.25%, 12/01/2047	1,133,180
		3,414,633
	Connecticut - 3.2%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	105,321
	Connecticut State Health & Educational Facs Auth, CT, Rev
535,000	2.80%, 07/01/2048(1)	529,953
450,000	5.00%, 07/01/2025	467,678
575,000	5.00%, 07/01/2026	608,869
750,000	5.00%, 07/01/2040	800,130
60,000	5.00%, 07/01/2042	62,203
170,000	State of Connecticut, CT, GO 5.00%, 06/15/2026	177,577
250,000	Town of Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	260,290
		3,012,021
	District of Columbia - 0.1%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	132,572
	Florida - 3.3%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	139,690
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	59,457
300,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	251,307
200,000	City of Port St Lucie, FL, Special Assessment 4.00%, 07/01/2027	206,798
300,000	County of Broward Port Facs, FL, Rev 5.00%, 09/01/2028	334,252
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	165,240
	Orange County Convention Center, FL, Rev
285,000	5.00%, 10/01/2024	291,094
125,000	5.00%, 10/01/2027	136,327
	Orange County Health Facs Auth, FL, Rev
100,000	5.00%, 08/01/2031	103,244
130,000	5.00%, 10/01/2037	144,925
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	412,037
190,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	188,694
15,000	Seminole County Industrial Dev Auth, FL, Rev 3.75%, 11/15/2025	15,002
750,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	545,269
70,000	Volusia County Educational Facility Auth, FL, Rev 4.00%, 10/15/2035	71,255
		3,064,591

The accompanying notes are an integral part of these financial statements.
126

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9% - (continued)
	Georgia - 3.3%
$ 100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	$ 94,685
	Dev Auth of Burke County, GA, Rev
280,000	1.50%, 01/01/2040(1)	265,119
165,000	2.25%, 10/01/2032(1)	164,796
10,000	Georgia Housing & Finance Auth, GA, Rev 3.50%, 06/01/2039	9,875
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	177,383
315,000	5.50%, 09/15/2028	337,086
	Municipal Electric Auth of Georgia, GA, Rev
135,000	5.00%, 01/01/2024	136,164
100,000	5.00%, 01/01/2028	105,055
235,000	5.00%, 01/01/2033	263,715
1,000,000	5.00%, 01/01/2035	1,124,984
350,000	5.00%, 07/01/2052	361,754
85,000	5.00%, 01/01/2056	86,345
		3,126,961
	Idaho - 0.5%
500,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 07/15/2036	509,374
	Illinois - 10.4%
65,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(3)	61,213
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	279,863
100,000	5.75%, 04/01/2035	106,972
	Chicago Board of Education, IL, GO
215,000	4.00%, 12/01/2047	184,734
150,000	5.00%, 12/01/2027	156,648
500,000	5.00%, 12/01/2041	502,612
200,000	5.00%, 12/01/2046	197,807
105,000	5.25%, 12/01/2023	105,767
140,000	5.25%, 12/01/2039	140,743
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev, (AGM-CR Insured)
100,000	5.00%, 12/01/2044	102,861
175,000	5.00%, 12/01/2045	181,362
250,000	5.00%, 12/01/2046	255,933
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	254,729
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	769,344
	Cook County Community High School Dist No. 212 Leyden, IL, Rev, (BAM Insured)
105,000	5.00%, 12/01/2027	107,797
170,000	5.00%, 12/01/2030	174,317
225,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2029	251,602
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	210,967
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	155,747
115,000	5.00%, 08/15/2033	131,883
245,000	5.00%, 08/15/2035	251,042
150,000	5.00%, 10/01/2041	154,892
230,000	5.00%, 05/15/2050(1)	232,638
100,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2031	112,871
150,000	Kane Cook & DuPage Counties School Dist No. U-46 Elgin, IL, GO 5.00%, 01/01/2035	151,698
	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured)
85,000	5.00%, 12/01/2025	89,070
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9% - (continued)
	Illinois - 10.4% - (continued)
$ 130,000	5.00%, 12/01/2026	$ 138,677
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(3)(4)	65,382
200,000	5.00%, 12/15/2045	203,391
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
235,000	5.00%, 12/01/2025	247,809
275,000	5.25%, 12/01/2032	337,019
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2029	162,581
1,000,000	5.00%, 01/01/2037	1,084,092
	State of Illinois, IL, GO
400,000	5.00%, 11/01/2026	422,219
50,000	5.00%, 02/01/2027	52,966
150,000	5.00%, 11/01/2028	161,030
355,000	5.00%, 03/01/2029	387,717
250,000	5.00%, 05/01/2029	253,590
330,000	5.00%, 10/01/2031	366,103
315,000	5.00%, 12/01/2034	333,666
215,000	5.00%, 03/01/2046	225,633
		9,766,987
	Indiana - 0.3%
80,725	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	73,264
185,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA Insured) 3.25%, 07/01/2049	181,540
		254,804
	Kentucky - 0.3%
225,000	Kentucky Bond Dev Corp., KY, Rev 5.00%, 09/01/2035	246,699
	Louisiana - 0.7%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	276,880
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	98,085
100,000	6.00%, 11/15/2030	99,579
	Louisiana Public Facs Auth, LA, Rev
100,000	5.00%, 05/15/2035	103,116
100,000	5.00%, 05/15/2047	101,873
		679,533
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 4.00%, 07/01/2046	446,827
	Maryland - 1.5%
485,000	Maryland Community Dev Administration, MD, Rev 3.00%, 09/01/2051	469,462
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT Insured) 5.00%, 05/01/2050	913,418
		1,382,880
	Massachusetts - 4.1%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	4.46%, 07/01/2049(1)(2)	232,178
105,000	5.00%, 07/01/2034	109,103
1,000,000	5.00%, 07/01/2035	1,032,351
150,000	5.00%, 07/01/2037	156,255
150,000	5.00%, 07/01/2044	148,273
100,000	5.00%, 10/01/2047(2)	93,068

The accompanying notes are an integral part of these financial statements.
127

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9% - (continued)
	Massachusetts - 4.1% - (continued)
$ 150,000	5.00%, 07/01/2048	$ 155,390
	Massachusetts Educational Financing Auth, MA, Rev
880,000	5.00%, 07/01/2024	891,962
500,000	5.00%, 01/01/2025	510,125
500,000	Massachusetts Health & Educational Facs Auth, MA, Rev 4.00%, 07/01/2027(1)	500,000
		3,828,705
	Michigan - 1.3%
150,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2046	154,602
250,000	Lansing School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	274,933
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	183,132
100,000	5.00%, 07/01/2035	102,681
100,000	5.00%, 05/15/2038	102,145
90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	93,821
280,000	Michigan State Housing Dev Auth, MI, Rev 5.50%, 12/01/2053	304,375
		1,215,689
	Minnesota - 3.3%
250,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 5.00%, 02/01/2024	252,994
76,771	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	64,407
1,000,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	960,741
	Minnesota Housing Finance Agency, MN, Rev
865,000	3.00%, 01/01/2051	839,815
990,000	3.00%, 07/01/2052	958,719
		3,076,676
	Mississippi - 0.6%
	State of Mississippi Gaming Tax, MS, Rev
175,000	5.00%, 10/15/2026	185,659
400,000	5.00%, 10/15/2037	424,960
		610,619
	Missouri - 1.3%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist, MO, Rev 4.00%, 10/01/2036	254,040
550,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.00%, 07/01/2035	561,850
	Kirkwood Industrial Dev Auth, MO, Rev
100,000	5.25%, 05/15/2032	92,846
100,000	5.25%, 05/15/2050	81,151
200,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2023	199,959
		1,189,846
	Montana - 0.2%
75,000	Montana Board of Housing, MT, Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	75,209
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	157,353
		232,562
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9% - (continued)
	Nebraska - 0.6%
$ 300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	$ 306,448
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	283,753
		590,201
	Nevada - 0.8%
50,000	City of North Las Vegas, NV, Special Assessment 3.50%, 06/01/2023	49,975
150,000	City of Reno, NV, Rev, (AGM Insured) 5.00%, 06/01/2033	164,496
25,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(2)	24,449
	Clark County School Dist, NV, GO, (AGM Insured)
250,000	4.00%, 06/15/2036	256,880
225,000	5.00%, 06/15/2028	242,781
		738,581
	New Hampshire - 0.8%
1,000,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2051	759,020
	New Jersey - 1.3%
175,000	New Jersey Economic Dev Auth, NJ, Rev 5.00%, 06/15/2023	175,296
40,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM Insured) 4.00%, 07/01/2050	38,167
	New Jersey Transportation Trust Fund Auth, NJ, Rev
70,000	5.00%, 12/15/2024	71,811
570,000	5.00%, 06/15/2031	647,326
230,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	240,394
		1,172,994
	New Mexico - 1.6%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	182,131
	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured)
265,000	4.00%, 01/01/2049	264,632
1,000,000	5.75%, 03/01/2054	1,091,820
		1,538,583
	New York - 10.8%
125,000	Brookhaven Local Dev Corp., NY, Rev 1.63%, 11/01/2025	116,237
5,000	Huntington Local Dev Corp., NY, Rev 3.00%, 07/01/2025	4,829
500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	468,859
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	219,845
500,000	5.00%, 11/15/2034(1)	505,633
300,000	5.00%, 11/15/2036	317,321
500,000	5.00%, 11/15/2045	521,077
400,000	5.00%, 11/15/2052	409,181
100,000	5.25%, 11/15/2027	107,468
100,000	5.25%, 11/15/2036	106,705
	New York City Municipal Water Finance Auth, NY, Rev
1,250,000	4.13%, 06/15/2046	1,242,216
170,000	4.13%, 06/15/2047	168,476
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
125,000	4.00%, 05/01/2035	131,651
140,000	4.00%, 11/01/2035	146,732

The accompanying notes are an integral part of these financial statements.
128

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9% - (continued)
	New York - 10.8% - (continued)
$ 215,000	4.00%, 05/01/2040	$ 213,690
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	841,850
450,000	4.00%, 02/15/2037	460,023
150,000	5.00%, 03/15/2031	157,630
800,000	5.00%, 05/01/2037	879,532
	State of New York Mortgage Agency, NY, Rev
300,000	3.25%, 10/01/2024	298,332
300,000	3.25%, 04/01/2025	298,588
625,000	3.25%, 10/01/2050	611,361
1,045,000	3.50%, 10/01/2032	1,024,622
	Syracuse Industrial Dev Agency, NY, Rev
110,000	5.00%, 01/01/2031	84,123
50,000	5.00%, 01/01/2033	38,040
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	208,668
525,000	Westchester County Local Dev Corp., NY, Rev 2.88%, 07/01/2026(2)	497,874
		10,080,563
	North Carolina - 1.2%
315,000	North Carolina Housing Finance Agency, NC, Rev, (GNMA/FNMA/FHLMC COLL Insured) 5.50%, 01/01/2054(5)	343,032
	North Carolina Medical Care Commission, NC, Rev
95,000	2.88%, 10/01/2026	89,273
175,000	4.00%, 09/01/2033	167,546
185,000	4.00%, 09/01/2034	176,177
250,000	5.00%, 01/01/2031	246,235
30,000	5.00%, 01/01/2039	27,753
120,000	5.00%, 01/01/2044	115,212
		1,165,228
	Ohio - 4.0%
200,000	American Municipal Power, Inc., OH, Rev 4.00%, 02/15/2036	200,978
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM Insured) 5.00%, 11/15/2030	166,780
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	66,416
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	415,314
355,000	Ohio Higher Educational Facility Commission, OH, Rev 5.00%, 07/01/2035	409,012
	Ohio Housing Finance Agency, OH, Rev
305,000	3.00%, 03/01/2052	295,692
235,000	4.50%, 03/01/2050	237,482
1,025,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 5.00%, 02/15/2039	1,174,249
500,000	Southern Ohio Port Auth, OH, Rev 6.50%, 12/01/2030(2)	429,615
140,000	State of Ohio, OH, GO 5.00%, 06/15/2036	156,687
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)(5)	177,216
		3,729,441
	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth, OK, Rev
35,000	5.25%, 08/15/2048	32,386
35,000	5.50%, 08/15/2057	32,272
		64,658
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9% - (continued)
	Oregon - 0.9%
$ 480,000	Columbia County School Dist No. 502, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(3)	$ 136,010
1,000,000	Lane County School Dist No. 52 Bethel, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2041(3)	456,261
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(3)	22,258
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	18,551
55,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	55,263
65,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	65,264
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	111,632
		865,239
	Pennsylvania - 2.4%
160,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	165,520
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	324,333
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured) 5.00%, 07/01/2036	286,321
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	376,654
100,000	5.13%, 07/01/2037	91,990
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	158,038
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	101,909
200,000	Pennsylvania Economic Development Financing Auth, PA, Rev 4.00%, 05/15/2040	196,121
105,000	Pennsylvania Housing Finance Agency, PA, Rev 4.75%, 04/01/2033	105,512
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	139,389
50,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM Insured) 5.00%, 09/01/2033	56,576
250,000	School Dist of Philadelphia, PA, GO, (State Aid Withholding Insured) 4.00%, 09/01/2036	251,483
		2,253,846
	Puerto Rico - 0.6%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	371,923
175,000	5.00%, 07/01/2058	168,543
		540,466
	Rhode Island - 0.7%
80,000	Rhode Island Health & Educational Building Corp., RI, Rev, (AGM Municipal Government Insured) 5.00%, 05/15/2028	86,596
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	117,601
460,000	5.00%, 12/01/2028	499,771
		703,968

The accompanying notes are an integral part of these financial statements.
129

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9% - (continued)
	South Carolina - 1.7%
$ 365,000	Piedmont Municipal Power Agency, SC, Rev 5.00%, 01/01/2024	$ 368,315
	South Carolina Jobs-Economic Dev Auth, SC, Rev
150,000	5.00%, 05/01/2028	161,829
575,000	5.00%, 10/01/2035	652,089
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	200,722
200,000	4.00%, 12/01/2038	196,953
		1,579,908
	South Dakota - 0.4%
	South Dakota Housing Dev Auth, SD, Rev
190,000	4.00%, 11/01/2049	189,818
145,000	6.00%, 05/01/2054	158,217
		348,035
	Tennessee - 1.7%
300,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2039	313,378
885,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 07/01/2031	989,442
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	205,196
75,000	Tennessee Housing Dev Agency, TN, Rev 3.50%, 01/01/2047	74,200
		1,582,216
	Texas - 10.3%
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
150,000	4.00%, 08/15/2030	154,178
250,000	5.00%, 02/15/2027	269,510
625,000	5.00%, 08/15/2037	701,254
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	320,335
600,000	4.00%, 01/01/2040	584,995
1,000,000	5.00%, 01/01/2046	1,058,829
250,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2042	252,645
1,500,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2039	1,620,356
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	157,324
320,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(1)	303,750
1,000,000	Dallas Area Rapid Transit, TX, Rev 4.00%, 12/01/2037	1,020,158
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	160,987
400,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	408,444
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	254,415
290,000	Keller Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	297,548
75,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2023	75,250
150,000	Lower Colorado River Auth, TX, Rev 5.00%, 05/15/2040	153,967
	New Hope Cultural Education Facs Finance Corp., TX, Rev
180,000	4.00%, 11/01/2055	127,213
100,000	5.00%, 11/01/2031	91,529
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.9% - (continued)
	Texas - 10.3% - (continued)
$ 130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	$ 145,422
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2041	1,009,819
250,000	Texas Municipal Gas Acquisition and Supply Corp. I, TX, Rev 5.25%, 12/15/2025	257,818
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	27,703
200,000	Wylie Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	205,751
		9,659,200
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	180,321
	Vermont - 1.0%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	934,648
	Virginia - 1.9%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	73,618
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	385,357
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	639,929
500,000	4.00%, 01/01/2039	467,257
170,000	5.00%, 12/31/2047	171,231
		1,737,392
	Washington - 1.5%
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	151,041
	Washington Health Care Facs Auth, WA, Rev
135,000	5.00%, 01/01/2026	141,082
500,000	5.00%, 09/01/2040	531,798
475,000	5.00%, 10/01/2042	467,921
150,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2039(2)	120,009
		1,411,851
	Wisconsin - 2.8%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	425,863
500,000	4.00%, 07/01/2059	444,404
300,000	5.00%, 07/01/2035	322,872
100,000	5.00%, 07/01/2037	105,369
200,000	5.00%, 10/01/2043(2)	172,202
95,000	5.00%, 10/01/2044	97,444
150,000	5.00%, 07/01/2048	155,672
100,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2029(3)	79,923
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	273,370
255,000	4.00%, 08/15/2046	199,476
155,000	5.00%, 11/01/2024	152,703
45,000	5.00%, 11/01/2025	43,869
160,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev 0.50%, 11/01/2050(1)	150,766
		2,623,933
	Total Municipal Bonds (cost $96,092,075)	$ 89,837,994

The accompanying notes are an integral part of these financial statements.
130

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.6%
	Mortgage-Backed Agencies - 0.6%
	Federal Home Loan Mortgage Corp. - 0.6%
$ 573,538	3.15%, 10/15/2036		$ 507,470
	Total U.S. Government Agencies (cost $584,284)		$ 507,470
	Total Long-Term Investments (cost $96,676,359)		$ 90,345,464
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
589,428	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $589,663; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $601,240		$ 589,428
	Total Short-Term Investments (cost $589,428)		$ 589,428
	Total Investments (cost $97,265,787)	97.1%	$ 90,934,892
	Other Assets and Liabilities	2.9%	2,727,759
	Total Net Assets	100.0%	$ 93,662,651
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $1,724,727, representing 1.8% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $528,128 at April 30, 2023.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 89,837,994	$ —	$ 89,837,994	$ —
U.S. Government Agencies	507,470	—	507,470	—
Short-Term Investments	589,428	—	589,428	—
Total	$ 90,934,892	$ —	$ 90,934,892	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
131

The Hartford Total Return Bond Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6%
	Asset-Backed - Automobile - 2.6%
$ 360,000	American Credit Acceptance Receivables Trust 4.55%, 10/13/2026(1)	$ 355,678
2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	2,253,860
5,665,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	5,659,102
6,430,000	Carvana Auto Receivables Trust 4.13%, 04/12/2027	6,292,321
4,850,000	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	4,856,666
7,514,000	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	7,513,483
2,295,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	2,224,557
1,304,593	Drive Auto Receivables Trust 2.70%, 02/16/2027	1,287,359
2,025,000	DT Auto Owner Trust 5.41%, 02/15/2029(1)	2,025,538
2,710,000	Enterprise Fleet Financing LLC 5.42%, 10/22/2029(1)	2,747,005
	Exeter Automobile Receivables Trust
2,820,000	2.18%, 06/15/2026	2,770,794
2,738,278	2.58%, 09/15/2025(1)	2,688,497
2,430,000	4.57%, 01/15/2027	2,394,444
1,058,000	6.03%, 08/16/2027	1,064,830
	Flagship Credit Auto Trust
3,303,000	4.69%, 07/17/2028(1)	3,258,111
962,000	5.05%, 01/18/2028(1)	954,558
2,551,000	5.21%, 05/15/2028(1)	2,551,794
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,323,075
600,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	592,925
2,505,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	2,434,441
	Santander Drive Auto Receivables Trust
865,000	1.48%, 01/15/2027	834,124
4,940,000	4.42%, 11/15/2027	4,863,512
1,560,000	4.43%, 03/15/2027	1,535,298
1,080,000	4.72%, 06/15/2027	1,065,798
1,945,000	4.98%, 02/15/2028	1,931,705
4,295,000	5.95%, 01/17/2028	4,363,762
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	373,682
1,990,407	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	1,986,893
	Westlake Automobile Receivables Trust
2,430,000	1.65%, 02/17/2026(1)	2,318,353
864,549	2.72%, 11/15/2024(1)	862,384
3,720,000	4.31%, 09/15/2027(1)	3,644,164
1,045,000	5.41%, 01/18/2028(1)	1,045,708
1,845,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,858,137
		81,932,558
	Asset-Backed - Finance & Insurance - 4.0%
8,230,000	Bain Capital Credit CLO Ltd. 6.44%, 07/25/2034, 3 mo. USD LIBOR + 1.18%(1)(2)	8,046,882
5,235,000	BlueMountain CLO XXIV Ltd. 6.35%, 04/20/2034, 3 mo. USD LIBOR + 1.10%(1)(2)	5,091,823
7,230,000	Carlyle U.S. CLO Ltd. 6.27%, 04/20/2031, 3 mo. USD LIBOR + 1.02%(1)(2)	7,142,148
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,012,803
6,230,000	Dryden 55 CLO Ltd. 6.28%, 04/15/2031, 3 mo. USD LIBOR + 1.02%(1)(2)	6,168,136
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Asset-Backed - Finance & Insurance - 4.0% - (continued)
	First Franklin Mortgage Loan Trust
$ 817,903	5.33%, 09/25/2036, 1 mo. USD LIBOR + 0.31%(2)	$ 744,949
2,250,478	5.50%, 04/25/2036, 1 mo. USD LIBOR + 0.48%(2)	1,990,152
1,682,121	JFIN CLO Ltd. 6.27%, 04/24/2029, 3 mo. USD LIBOR + 1.00%(1)(2)	1,667,843
3,396,229	Madison Park Funding XLI Ltd. 6.10%, 04/22/2027, 3 mo. USD LIBOR + 0.83%(1)(2)	3,364,342
5,030,000	Madison Park Funding XXII Ltd. 6.52%, 01/15/2033, 3 mo. USD LIBOR + 1.26%(1)(2)	4,962,196
6,780,000	Madison Park Funding XXXVIII Ltd. 6.38%, 07/17/2034, 3 mo. USD LIBOR + 1.12%(1)(2)	6,717,441
4,415,000	MF1 Ltd. 6.53%, 02/19/2037, 1 mo. USD SOFR + 1.75%(1)(2)	4,274,387
549,133	OZLM VII Ltd. 6.27%, 07/17/2029, 3 mo. USD LIBOR + 1.01%(1)(2)	544,405
6,470,080	Pretium Mortgage Credit Partners LLC 2.98%, 01/25/2052(1)(3)	6,064,600
	Progress Residential Trust
5,380,968	1.51%, 10/17/2038(1)	4,731,612
1,431,002	4.45%, 06/17/2039(1)	1,379,886
7,365,000	Regatta VI Funding Ltd. 6.41%, 04/20/2034, 3 mo. USD LIBOR + 1.16%(1)(2)	7,199,280
7,320,000	RR 1 LLC 6.41%, 07/15/2035, 3 mo. USD LIBOR + 1.15%(1)(2)	7,203,297
8,270,000	Sound Point CLO XXIX Ltd. 6.33%, 04/25/2034, 3 mo. USD LIBOR + 1.07%(1)(2)	8,036,753
9,400,000	Symphony CLO XXV Ltd. 6.25%, 04/19/2034, 3 mo. USD LIBOR + 0.98%(1)(2)	9,181,535
8,315,000	Thompson Park CLO Ltd. 6.26%, 04/15/2034, 3 mo. USD LIBOR + 1.00%(1)(2)	8,109,204
8,270,000	Venture 42 CLO Ltd. 6.39%, 04/15/2034, 3 mo. USD LIBOR + 1.13%(1)(2)	8,051,622
3,160,000	Venture 43 CLO Ltd. 6.50%, 04/15/2034, 3 mo. USD LIBOR + 1.24%(1)(2)	3,061,730
4,355,121	Voya CLO Ltd. 6.16%, 01/18/2029, 3 mo. USD LIBOR + 0.90%(1)(2)	4,322,283
6,545,000	Wellfleet CLO X Ltd. 6.42%, 07/20/2032, 3 mo. USD LIBOR + 1.17%(1)(2)	6,432,675
		128,501,984
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
17,774	5.16%, 12/25/2046, 1 mo. USD LIBOR + 0.14%(2)	5,258
2,296,864	5.18%, 02/25/2037, 1 mo. USD LIBOR + 0.16%(2)	701,122
762,437	5.20%, 12/25/2036, 1 mo. USD LIBOR + 0.18%(2)	210,531
1,093,663	5.38%, 11/25/2036, 1 mo. USD LIBOR + 0.36%(2)	274,114
1,120,395	5.98%, 06/25/2036(4)	307,961
25,963	Morgan Stanley ABS Capital I, Inc. Trust 5.32%, 06/25/2036, 1 mo. USD LIBOR + 0.30%(2)	22,013
	Morgan Stanley Mortgage Loan Trust
388,871	4.43%, 05/25/2036(4)	179,929

The accompanying notes are an integral part of these financial statements.
132

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Asset-Backed - Home Equity - 0.2% - (continued)
$ 1,087,163	5.36%, 11/25/2036, 1 mo. USD LIBOR + 0.34%(2)	$ 332,682
486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	147,775
	Soundview Home Loan Trust
1,845,665	5.20%, 07/25/2037, 1 mo. USD LIBOR + 0.18%(2)	1,557,849
830,000	5.50%, 07/25/2036, 1 mo. USD LIBOR + 0.48%(2)	722,012
886,303	5.52%, 11/25/2036, 1 mo. USD LIBOR + 0.50%(2)	817,956
		5,279,202
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
3,604,652	1.11%, 02/18/2070(1)	3,101,359
4,425,000	5.51%, 10/15/2071(1)	4,432,993
		7,534,352
	Commercial Mortgage-Backed Securities - 4.0%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,022,457
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,173,360
	BBCMS Mortgage Trust
6,535,000	1.10%, 04/15/2053(4)(5)	388,256
19,932,130	1.62%, 02/15/2050(4)(5)	880,711
1,640,000	3.66%, 04/15/2055(4)	1,489,911
1,630,000	4.60%, 06/15/2055(4)	1,587,275
2,660,000	5.13%, 12/15/2051(4)	2,277,203
2,150,000	5.44%, 12/15/2055(4)	2,234,716
700,000	5.71%, 12/15/2055(4)	740,539
7,661,000	5.92%, 08/15/2036, 1 mo. USD LIBOR + 0.98%(1)(2)	7,631,893
	Benchmark Mortgage Trust
11,455,608	0.66%, 07/15/2051(4)(5)	186,125
49,618,382	0.73%, 04/10/2051(4)(5)	1,032,707
31,599,362	0.79%, 01/15/2052(4)(5)	830,795
8,132,857	1.16%, 08/15/2052(4)(5)	324,603
22,914,145	1.38%, 03/15/2062(4)(5)	1,140,146
14,197,160	1.63%, 01/15/2054(4)(5)	1,245,860
6,955,221	1.91%, 07/15/2053(4)(5)	526,357
3,000,000	3.04%, 08/15/2052	2,792,680
3,665,000	4.02%, 03/15/2052	3,440,632
3,770,000	BPR Trust 8.12%, 08/15/2024, 1 mo. USD SOFR + 3.23%(1)(2)	3,762,980
3,880,435	BX Commercial Mortgage Trust 5.92%, 10/15/2036, 1 mo. USD SOFR + 1.03%(1)(2)	3,839,009
3,590,462	BX Trust 7.34%, 08/15/2039, 1 mo. USD SOFR + 2.45%(1)(2)	3,564,067
2,535,000	CAMB Commercial Mortgage Trust 7.50%, 12/15/2037, 1 mo. USD LIBOR + 2.55%(1)(2)	2,422,898
2,488,462	Cantor Commercial Real Estate Lending 1.29%, 05/15/2052(4)(5)	115,978
3,596,618	CD Mortgage Trust 2.46%, 08/10/2049	3,329,491
3,120,000	Century Plaza Towers 2.87%, 11/13/2039(1)	2,532,435
	Citigroup Commercial Mortgage Trust
9,358,823	1.05%, 07/10/2047(4)(5)	75,661
12,000,089	1.15%, 04/10/2048(4)(5)	185,788
415,000	4.76%, 03/11/2047(1)(4)	375,630
	Commercial Mortgage Trust
1,808,121	0.74%, 08/10/2046(4)(5)	76
1,291,000	2.82%, 01/10/2039(1)	1,105,485
67,133	2.85%, 10/15/2045	65,082
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.0% - (continued)
$ 3,895,000	3.18%, 02/10/2048	$ 3,728,840
89,594	3.61%, 06/10/2046(4)	89,458
420,000	4.07%, 02/10/2047(4)	413,277
1,320,000	4.08%, 01/10/2039(1)(4)	1,064,118
500,055	4.21%, 08/10/2046(4)	499,188
336,643	4.21%, 08/10/2046	334,103
1,407,721	4.75%, 10/15/2045(1)(4)	670,037
13,397	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	13,164
	CSAIL Commercial Mortgage Trust
23,528,476	0.85%, 06/15/2057(4)(5)	247,202
1,251,276	0.95%, 04/15/2050(4)(5)	12,206
3,418,739	1.05%, 11/15/2048(4)(5)	62,896
6,326,468	2.02%, 01/15/2049(4)(5)	266,918
	DBJPM Mortgage Trust
5,682,532	1.83%, 09/15/2053(4)(5)	378,233
3,600,000	2.89%, 08/10/2049	3,342,808
1,854,512	FirstKey Homes Trust 4.15%, 05/17/2039(1)	1,772,233
	FREMF Mortgage Trust
440,000	3.85%, 10/25/2049(1)(4)	415,677
350,000	3.92%, 02/25/2050(1)(4)	338,580
230,000	3.97%, 10/25/2049(1)(4)	217,317
1,610,000	4.11%, 04/25/2051(1)(4)	1,518,776
	GS Mortgage Securities Corp. Trust
2,010,000	2.95%, 11/05/2034(1)	1,067,813
600,000	5.62%, 08/15/2036, 1 mo. USD SOFR + 0.73%(1)(2)	593,347
	GS Mortgage Securities Trust
11,584,893	0.03%, 07/10/2046(4)(5)	24
407,308	0.09%, 08/10/2044(1)(4)(5)	4
3,980,000	3.04%, 07/10/2052	3,705,898
825,000	4.07%, 01/10/2047	811,092
2,845,000	4.11%, 07/10/2051(4)	2,772,992
1,310,000	5.17%, 04/10/2047(1)(4)	993,146
	JP Morgan Chase Commercial Mortgage Securities Trust
935,413	2.73%, 10/15/2045(1)(4)	799,778
1,770,000	2.81%, 01/16/2037(1)	1,611,866
730,000	3.90%, 12/15/2047(1)(4)	554,898
	JPMBB Commercial Mortgage Securities Trust
2,268,193	0.70%, 05/15/2048(4)(5)	20,753
8,591,992	0.74%, 09/15/2047(4)(5)	47,003
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,197,116
	Life Mortgage Trust
7,824,442	5.70%, 03/15/2038, 1 mo. USD SOFR + 0.81%(1)(2)	7,605,812
1,307,350	6.40%, 03/15/2038, 1 mo. USD SOFR + 1.51%(1)(2)	1,245,660
	Morgan Stanley Bank of America Merrill Lynch Trust
5,619,100	1.10%, 12/15/2047(4)(5)	57,935
3,496,547	1.11%, 10/15/2048(4)(5)	49,900
730,173	4.26%, 10/15/2046(4)	725,126
	Morgan Stanley Capital I Trust
2,315,016	1.48%, 06/15/2050(4)(5)	80,272
885,000	5.25%, 07/15/2049(1)(4)	453,037
37,927	5.29%, 10/12/2052(1)(4)	16,220
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,123,444
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,364,119
3,983,494	UBS Commercial Mortgage Trust 1.22%, 08/15/2050(4)(5)	143,266
2,381,000	Urbana Court DUS 4.46%, 05/01/2028(6)(7)	2,391,417

The accompanying notes are an integral part of these financial statements.
133

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.0% - (continued)
	Wells Fargo Commercial Mortgage Trust
$ 16,377,087	1.03%, 09/15/2057(4)(5)	$ 275,636
8,757,991	1.21%, 05/15/2048(4)(5)	127,931
10,000	3.17%, 02/15/2048	9,546
255,000	4.29%, 05/15/2048(4)	210,551
10,798	Wells Fargo Mortgage-Backed Securities Trust 3.94%, 11/25/2048(1)(4)	10,309
	Wells Fargo NA
20,554,836	0.71%, 11/15/2062(4)(5)	644,199
10,444,326	0.76%, 11/15/2062(4)(5)	359,064
18,048,692	0.81%, 12/15/2052(4)(5)	653,179
24,794,940	0.85%, 11/15/2050(4)(5)	649,975
19,413,883	0.94%, 09/15/2062(4)(5)	787,794
36,193,831	0.99%, 01/15/2063(4)(5)	1,645,505
21,107,028	1.04%, 05/15/2062(4)(5)	889,281
1,796,455	1.16%, 04/15/2052(4)(5)	84,257
9,557,548	1.20%, 02/15/2056(4)(5)	661,020
36,972,010	1.88%, 03/15/2063(4)(5)	3,605,078
3,540,000	2.04%, 02/15/2054	2,887,746
	WFRBS Commercial Mortgage Trust
1,201,092	1.41%, 03/15/2047(4)(5)	5,487
245,848	3.02%, 11/15/2047(1)	13,528
160,411	3.35%, 05/15/2045	159,992
225,000	4.05%, 03/15/2047	221,149
832,610	4.15%, 08/15/2046(4)	827,967
345,000	5.00%, 06/15/2044(1)(4)	178,180
		127,045,149
	Other Asset-Backed Securities - 3.7%
1,215,000	35 Degrees DUS 4.51%, 05/01/2033(6)(7)	1,231,279
503,773	AASET Trust 3.35%, 01/16/2040(1)	423,312
	Affirm Asset Securitization Trust
378,562	1.90%, 01/15/2025(1)	372,746
121,225	3.46%, 10/15/2024(1)	120,517
2,745,000	6.61%, 01/18/2028(1)	2,744,264
1,679,068	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	1,668,991
1,280,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.05%, 05/15/2036, 1 mo. USD LIBOR + 1.10%(1)(2)	1,245,187
2,820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,746,754
4,255,000	Benefit Street Partners CLO XXXI Ltd. 7.22%, 04/25/2036, 3 mo. USD SOFR + 2.35%(1)(2)	4,241,571
2,385,000	CCG Receivables Trust 5.82%, 09/16/2030(1)	2,403,234
	CF Hippolyta Issuer LLC
706,836	1.98%, 03/15/2061(1)	604,853
1,266,457	1.99%, 07/15/2060(1)	1,074,113
1,230,000	CNH Equipment Trust 4.77%, 10/15/2030	1,237,104
1,915,000	Columbia Cent CLO 27 Ltd. 6.45%, 01/25/2035, 3 mo. USD LIBOR + 1.19%(1)(2)	1,863,969
3,930,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	3,980,415
	Domino's Pizza Master Issuer LLC
3,199,700	2.66%, 04/25/2051(1)	2,760,762
1,460,925	3.67%, 10/25/2049(1)	1,301,015
2,525,087	4.12%, 07/25/2047(1)	2,383,183
3,146,725	4.12%, 07/25/2048(1)	3,021,841
3,720,000	Elmwood CLO Ltd. 7.31%, 04/16/2036, 3 mo. USD SOFR + 2.25%(1)(2)	3,706,299
2,640,000	Invesco U.S. CLO Ltd. 7.16%, 04/21/2036, 3 mo. USD SOFR + 2.30%(1)(2)	2,630,163
2,755,000	Kubota Credit Owner Trust 5.02%, 06/15/2027(1)	2,767,828
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Other Asset-Backed Securities - 3.7% - (continued)
$ 948,023	Marlette Funding Trust 1.06%, 09/15/2031(1)	$ 929,609
563,500	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	524,166
5,180,000	Octagon 61 Ltd. 7.42%, 04/20/2036, 3 mo. USD SOFR + 2.35%(1)(2)	5,180,000
2,660,880	PRET LLC 1.87%, 07/25/2051(1)(3)	2,394,470
5,026,847	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(3)	4,748,385
	Progress Residential Trust
1,764,916	3.20%, 04/17/2039(1)	1,630,938
3,050,000	4.30%, 03/17/2040(1)	2,903,896
4,931,316	4.44%, 05/17/2041(1)	4,765,506
2,306,365	4.75%, 10/27/2039(1)	2,263,249
3,660,000	RR 26 Ltd. 6.98%, 04/15/2038, 3 mo. USD SOFR + 2.25%(1)(2)	3,620,523
454,274	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	381,651
4,006,923	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	3,745,033
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,710,835
4,440,000	Texas Debt Capital CLO Ltd. 7.12%, 04/20/2036, 3 mo. USD SOFR + 2.30%(1)(2)	4,395,178
5,148,073	Tricon Residential Trust 4.85%, 07/17/2040(1)	5,040,520
952,000	Trio Apartments DUS 4.37%, 05/01/2028(6)(7)	951,554
355,166	Upstart Securitization Trust 0.83%, 07/20/2031(1)	349,953
4,089,994	VOLT XCIII LLC 1.89%, 02/27/2051(1)(3)	3,735,758
3,207,816	VOLT XCIV LLC 2.24%, 02/27/2051(1)(3)	2,981,695
2,743,201	VOLT XCV LLC 2.24%, 03/27/2051(1)(3)	2,540,643
3,152,780	VOLT XCVII LLC 2.24%, 04/25/2051(1)(3)	2,891,210
	Wendy's Funding LLC
7,265,587	2.37%, 06/15/2051(1)	6,092,239
9,546,952	2.78%, 06/15/2051(1)	7,697,526
1,293,337	3.88%, 03/15/2048(1)	1,199,371
967,750	Wingstop Funding LLC 2.84%, 12/05/2050(1)	853,309
		118,056,617
	Whole Loan Collateral CMO - 7.9%
4,385,000	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(3)	3,998,364
39,208	Adjustable Rate Mortgage Trust 5.56%, 11/25/2035, 1 mo. USD LIBOR + 0.54%(2)	38,381
	Angel Oak Mortgage Trust
2,048,099	0.91%, 01/25/2066(1)(4)	1,691,879
4,350,325	0.95%, 07/25/2066(1)(4)	3,500,041
1,518,459	0.99%, 04/25/2053(1)(4)	1,377,981
1,720,742	0.99%, 04/25/2066(1)(4)	1,421,983
3,454,434	1.07%, 05/25/2066(1)(4)	2,862,703
6,307,874	1.46%, 09/25/2066(1)(4)	5,078,576
587,108	1.47%, 06/25/2065(1)(4)	529,405
3,117,308	1.82%, 11/25/2066(1)(4)	2,656,478
1,181,054	2.53%, 01/26/2065(1)(4)	1,089,888
	Banc of America Funding Trust
264,723	5.55%, 05/20/2047, 1 mo. USD LIBOR + 0.60%(2)	236,221
964,571	5.77%, 05/25/2037(4)	876,221
36,907	6.35%, 01/25/2037(3)	33,168
785,459	Bear Stearns ALT-A Trust 5.52%, 01/25/2036, 1 mo. USD LIBOR + 0.50%(2)	973,117

The accompanying notes are an integral part of these financial statements.
134

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 7.9% - (continued)
	Bear Stearns ARM Trust
$ 102,416	4.53%, 02/25/2036(4)	$ 85,235
149,413	5.23%, 10/25/2035, 12 mo. USD CMT + 2.30%(2)	139,974
248,369	Bear Stearns Mortgage Funding Trust 5.20%, 10/25/2036, 1 mo. USD LIBOR + 0.18%(2)	206,162
2,092,860	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	1,849,995
	BRAVO Residential Funding Trust
1,220,135	0.94%, 02/25/2049(1)(4)	1,094,676
1,033,718	0.97%, 03/25/2060(1)(4)	959,008
985,681	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(4)	940,645
1,756,798	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,481,800
220,172	Chase Mortgage Finance Trust 3.98%, 12/25/2035(4)	202,519
	CHL Mortgage Pass-Through Trust
78,287	3.59%, 06/20/2035(4)	71,967
433,708	3.63%, 09/25/2047(4)	375,057
325,429	3.66%, 11/20/2035(4)	285,904
290,607	4.18%, 04/20/2036(4)	245,048
287,857	5.70%, 03/25/2035, 1 mo. USD LIBOR + 0.68%(2)	254,874
	COLT Mortgage Loan Trust
793,751	0.80%, 07/27/2054(1)	682,861
2,954,165	0.91%, 06/25/2066(1)(4)	2,395,426
7,233,990	2.28%, 12/27/2066(1)(4)	6,337,699
1,141,248	4.30%, 03/25/2067(1)(4)	1,102,823
	Countrywide Alternative Loan Trust
642,028	4.81%, 08/25/2035, 12 mo. USD MTA + 1.35%(2)	542,913
963,967	5.56%, 01/25/2036, 1 mo. USD LIBOR + 0.54%(2)	849,666
277,474	5.66%, 11/25/2035, 1 mo. USD LIBOR + 0.64%(2)	218,028
189,211	5.75%, 05/25/2036	74,765
165,307	6.00%, 05/25/2036	89,876
128,484	6.00%, 12/25/2036	56,606
442,710	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	335,032
	CSMC Trust
886,059	0.81%, 05/25/2065(1)(4)	751,791
2,058,315	0.83%, 03/25/2056(1)(4)	1,665,770
2,699,681	0.94%, 05/25/2066(1)(4)	2,141,570
3,658,836	1.18%, 02/25/2066(1)(4)	3,047,100
1,816,887	1.80%, 12/27/2060(1)(4)	1,638,483
3,314,238	1.84%, 10/25/2066(1)(4)	2,719,439
7,759,907	2.27%, 11/25/2066(1)(4)	6,731,771
1,245,208	3.25%, 04/25/2047(1)(4)	1,127,333
1,189,890	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	1,025,039
72,048	DSLA Mortgage Loan Trust 5.67%, 01/19/2045, 1 mo. USD LIBOR + 0.72%(2)	56,637
	Ellington Financial Mortgage Trust
466,714	0.80%, 02/25/2066(1)(4)	392,914
1,180,203	0.93%, 06/25/2066(1)(4)	955,787
3,608,858	2.21%, 01/25/2067(1)(4)	3,063,613
	Federal National Mortgage Association Connecticut Avenue Securities
54,146	7.17%, 09/25/2031, 1 mo. USD LIBOR + 2.15%(1)(2)	54,147
616,678	7.17%, 11/25/2039, 1 mo. USD LIBOR + 2.15%(1)(2)	615,140
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 7.9% - (continued)
$ 55,429	7.32%, 08/25/2031, 1 mo. USD LIBOR + 2.30%(1)(2)	$ 55,429
1,064,017	7.37%, 07/25/2042, 1 mo. USD SOFR + 2.55%(1)(2)	1,077,317
536,120	7.57%, 12/25/2030, 1 mo. USD LIBOR + 2.55%(2)	540,135
636,532	9.37%, 05/25/2029, 1 mo. USD LIBOR + 4.35%(2)	661,949
7,910,265	FirstKey Homes Trust 4.25%, 07/17/2039(1)	7,589,420
	GCAT Trust
2,325,461	0.87%, 01/25/2066(1)(4)	2,037,706
2,454,420	1.04%, 05/25/2066(1)(4)	1,986,605
4,449,115	1.09%, 08/25/2066(1)(4)	3,490,530
2,371,189	1.92%, 08/25/2066(1)(4)	2,064,577
	GMACM Mortgage Loan Trust
44,266	3.28%, 04/19/2036(4)	33,966
201,567	3.46%, 09/19/2035(4)	181,122
	GSR Mortgage Loan Trust
81,756	3.82%, 10/25/2035(4)	45,756
539,918	3.89%, 01/25/2036(4)	523,517
1,594,734	5.32%, 01/25/2037, 1 mo. USD LIBOR + 0.30%(2)	389,271
	HarborView Mortgage Loan Trust
413,988	5.33%, 01/19/2038, 1 mo. USD LIBOR + 0.38%(2)	364,650
779,129	5.43%, 12/19/2036, 1 mo. USD LIBOR + 0.48%(2)	712,903
7,643,794	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(3)	7,043,612
145,118	IndyMac INDA Mortgage Loan Trust 4.12%, 01/25/2036(4)	131,617
	IndyMac INDX Mortgage Loan Trust
902,300	3.40%, 04/25/2037(4)	531,505
279,170	3.44%, 03/25/2036(4)	194,828
	JP Morgan Mortgage Trust
136,644	3.85%, 05/25/2036(4)	110,139
104,477	4.11%, 09/25/2035(4)	96,313
47,703	4.15%, 04/25/2037(4)	35,142
356,549	LCM XX LP 6.29%, 10/20/2027, 3 mo. USD LIBOR + 1.04%(1)(2)	355,952
	Legacy Mortgage Asset Trust
1,230,031	1.65%, 11/25/2060(1)(3)	1,101,597
1,756,238	1.75%, 04/25/2061(1)(3)	1,585,952
2,375,249	1.75%, 07/25/2061(1)(3)	2,141,757
3,037,871	6.25%, 11/25/2059(1)(3)	3,040,146
254,575	Lehman XS Trust 5.44%, 07/25/2046, 1 mo. USD LIBOR + 0.42%(2)	232,722
2,969,332	LSTAR Securities Investment Ltd. 7.83%, 02/01/2026, 1 mo. USD LIBOR + 2.80%(1)(2)	2,890,386
1,515,772	Luminent Mortgage Trust 5.40%, 05/25/2046, 1 mo. USD LIBOR + 0.38%(2)	1,263,727
	MetLife Securitization Trust
612,723	3.00%, 04/25/2055(1)(4)	578,436
1,415,596	3.75%, 03/25/2057(1)(4)	1,340,670
	MFA Trust
325,441	1.01%, 01/26/2065(1)(4)	299,841
1,880,522	1.03%, 11/25/2064(1)(4)	1,573,487
1,507,871	1.15%, 04/25/2065(1)(4)	1,386,240
	Mill City Mortgage Loan Trust
700,301	2.75%, 01/25/2061(1)(4)	677,609
138,565	3.25%, 05/25/2062(1)(4)	133,980
	New Residential Mortgage Loan Trust
1,751,903	0.94%, 07/25/2055(1)(4)	1,503,902

The accompanying notes are an integral part of these financial statements.
135

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 7.9% - (continued)
$ 1,211,502	0.94%, 10/25/2058(1)(4)	$ 1,096,667
362,804	2.49%, 09/25/2059(1)(4)	332,716
1,462,457	3.50%, 12/25/2057(1)(4)	1,389,461
1,323,251	3.50%, 08/25/2059(1)(4)	1,241,832
1,095,120	3.75%, 11/26/2035(1)(4)	1,039,940
481,210	3.75%, 01/25/2054(1)(4)	455,416
23,400	3.75%, 05/25/2054(1)(4)	21,461
1,281,341	3.75%, 11/25/2056(1)(4)	1,189,751
2,799,131	3.75%, 11/25/2058(1)(4)	2,622,753
2,255,652	4.00%, 02/25/2057(1)(4)	2,145,768
2,276,201	4.00%, 03/25/2057(1)(4)	2,160,630
1,528,174	4.00%, 04/25/2057(1)(4)	1,471,062
1,288,630	4.00%, 05/25/2057(1)(4)	1,202,998
1,939,476	4.00%, 08/27/2057(1)(4)	1,829,093
273,137	4.00%, 12/25/2057(1)(4)	259,713
1,664,666	5.77%, 01/25/2048, 1 mo. USD LIBOR + 0.75%(1)(2)	1,612,477
1,219,116	6.52%, 06/25/2057, 1 mo. USD LIBOR + 1.50%(1)(2)	1,192,862
5,249,745	NMLT Trust 1.19%, 05/25/2056(1)(4)	4,310,634
500,599	Oaktown Re II Ltd. 6.57%, 07/25/2028, 1 mo. USD LIBOR + 1.55%(1)(2)	500,596
	OBX Trust
3,190,287	1.05%, 07/25/2061(1)(4)	2,446,020
3,416,196	1.07%, 02/25/2066(1)(4)	2,844,100
6,343,060	2.31%, 11/25/2061(1)(4)	5,451,564
207,054	5.67%, 06/25/2057, 1 mo. USD LIBOR + 0.65%(1)(2)	195,251
1,494,155	PMT Credit Risk Transfer Trust 7.92%, 02/27/2024, 1 mo. USD LIBOR + 2.90%(1)(2)	1,454,321
	Preston Ridge Partners Mortgage LLC
3,362,829	1.79%, 06/25/2026(1)(3)	3,119,848
2,959,336	1.79%, 07/25/2026(1)(3)	2,740,241
5,561,075	1.87%, 04/25/2026(1)(3)	5,256,552
4,718,261	1.87%, 08/25/2026(1)(3)	4,421,798
1,272,515	2.12%, 03/25/2026(1)(4)	1,206,504
864,376	2.36%, 11/25/2025(1)(3)	829,867
5,990,074	2.36%, 10/25/2026(1)(3)	5,588,589
464,870	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	424,818
	Residential Accredit Loans, Inc. Trust
1,306,404	5.62%, 04/25/2036, 1 mo. USD LIBOR + 0.60%(2)	1,092,525
539,152	6.00%, 12/25/2035	465,569
292,259	Residential Funding Mtg Sec I Trust 3.59%, 08/25/2035(4)	140,833
1,258,793	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	1,157,370
	Seasoned Credit Risk Transfer Trust
2,307,096	2.50%, 08/25/2059	2,002,108
1,950,050	3.50%, 11/25/2057	1,830,238
5,228,102	3.50%, 07/25/2058	4,874,965
1,066,270	3.50%, 08/25/2058	991,058
4,110,003	3.50%, 10/25/2058	3,841,981
2,725,977	STAR Trust 1.22%, 05/25/2065(1)(4)	2,363,099
	Starwood Mortgage Residential Trust
962,154	0.94%, 05/25/2065(1)(4)	872,677
4,870,537	1.92%, 11/25/2066(1)(4)	4,047,142
471,097	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	227,883
4,130,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(3)	3,996,759
	Towd Point Mortgage Trust
812,630	2.75%, 10/25/2056(1)(4)	798,214
121,194	2.75%, 04/25/2057(1)(4)	119,479
783,238	2.75%, 06/25/2057(1)(4)	744,482
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 7.9% - (continued)
$ 469,954	2.75%, 07/25/2057(1)(4)	$ 456,984
1,971,621	2.75%, 10/25/2057(1)(4)	1,881,554
7,485,616	2.92%, 11/30/2060(1)(4)	6,053,423
2,373,318	3.25%, 03/25/2058(1)(4)	2,279,535
628,349	4.33%, 02/25/2057, 1 mo. USD LIBOR + 0.60%(1)(2)	626,390
2,327,360	Triangle Re Ltd. 6.72%, 02/25/2034, 1 mo. USD SOFR + 1.90%(1)(2)	2,324,522
	VCAT LLC
2,786,551	1.74%, 05/25/2051(1)(3)	2,536,575
3,981,491	1.87%, 08/25/2051(1)(3)	3,639,139
846,742	2.12%, 03/27/2051(1)(3)	804,564
	Verus Securitization Trust
667,948	0.82%, 10/25/2063(1)(4)	600,745
1,663,426	0.92%, 02/25/2064(1)(4)	1,428,889
2,161,365	0.94%, 07/25/2066(1)(4)	1,770,465
1,405,493	1.03%, 02/25/2066(1)(4)	1,206,401
650,520	1.50%, 05/25/2065(1)(3)	598,934
3,390,178	1.82%, 11/25/2066(1)(4)	2,912,796
4,810,344	2.72%, 01/25/2067(1)(3)	4,320,428
1,313,936	4.13%, 02/25/2067(1)(3)	1,237,389
	WaMu Mortgage Pass-Through Certificates Trust
523,951	3.24%, 06/25/2037(4)	452,995
262,266	4.34%, 10/25/2046, 12 mo. USD MTA + 0.88%(2)	220,363
170,592	4.44%, 07/25/2046, 12 mo. USD MTA + 0.98%(2)	145,861
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
360,665	4.29%, 11/25/2046, 12 mo. USD MTA + 0.83%(2)	299,156
626,122	5.62%, 07/25/2036, 1 mo. USD LIBOR + 0.60%(2)	402,146
82,362	Wells Fargo Mortgage-Backed Securities Trust 4.34%, 09/25/2036(4)	76,287
		251,131,138
	Total Asset & Commercial Mortgage-Backed Securities (cost $775,853,934)	$ 719,481,000
CORPORATE BONDS - 24.6%
	Advertising - 0.1%
4,815,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 4,147,569
	Aerospace/Defense - 0.3%
	Boeing Co.
1,090,000	5.04%, 05/01/2027	1,093,195
2,060,000	5.15%, 05/01/2030	2,070,846
	L3Harris Technologies, Inc.
290,000	2.90%, 12/15/2029	258,026
2,105,000	3.85%, 06/15/2023	2,101,162
1,260,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,265,094
	Raytheon Technologies Corp.
1,030,000	5.15%, 02/27/2033	1,068,399
340,000	5.38%, 02/27/2053	357,219
		8,213,941
	Agriculture - 0.5%
1,670,000	BAT International Finance PLC 4.45%, 03/16/2028	1,601,092
	Philip Morris International, Inc.
4,620,000	4.88%, 02/15/2028	4,652,250
2,990,000	5.13%, 11/17/2027	3,056,849
3,120,000	5.13%, 02/15/2030	3,146,558

The accompanying notes are an integral part of these financial statements.
136

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Agriculture - 0.5% - (continued)
$ 440,000	5.38%, 02/15/2033	$ 448,419
1,625,000	5.63%, 11/17/2029	1,693,353
1,105,000	Reynolds American, Inc. 5.70%, 08/15/2035	1,056,691
		15,655,212
	Apparel - 0.2%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	885,925
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,453,625
		5,339,550
	Auto Manufacturers - 0.0%
1,415,000	General Motors Financial Co., Inc. 3.60%, 06/21/2030	1,238,363
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
300,000	4.60%, 04/15/2048	287,244
2,450,000	5.45%, 01/23/2039	2,601,239
	Constellation Brands, Inc.
500,000	2.25%, 08/01/2031	414,367
273,000	3.15%, 08/01/2029	250,317
2,665,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	2,568,580
		6,121,747
	Biotechnology - 0.5%
	Amgen, Inc.
1,425,000	5.15%, 03/02/2028	1,455,970
765,000	5.25%, 03/02/2030	784,664
3,125,000	5.25%, 03/02/2033	3,209,930
1,570,000	5.75%, 03/02/2063	1,624,681
	CSL Finance PLC
2,070,000	4.05%, 04/27/2029(1)	2,006,980
910,000	4.25%, 04/27/2032(1)	885,398
	Royalty Pharma PLC
4,550,000	2.15%, 09/02/2031	3,623,726
2,380,000	2.20%, 09/02/2030	1,948,464
440,000	3.30%, 09/02/2040	320,251
		15,860,064
	Chemicals - 0.1%
3,150,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	3,183,600
845,000	Nutrien Ltd. 4.90%, 03/27/2028	846,900
		4,030,500
	Commercial Banks - 5.0%
	Bank of America Corp.
190,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(8)	152,356
145,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(8)	115,469
3,445,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(8)	2,774,667
480,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(8)	392,455
1,935,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(8)	1,638,579
8,330,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(8)	6,955,495
6,725,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.18% thereafter)(8)	5,979,485
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Commercial Banks - 5.0% - (continued)
$ 1,420,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(8)	$ 1,378,731
3,480,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(8)	3,462,722
2,865,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(8)	2,876,896
6,015,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.65% thereafter)(1)(8)	6,050,295
	Barclays PLC
790,000	5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 12 mo. USD CMT + 3.00% thereafter)(8)	774,971
1,275,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.30% thereafter)(8)	1,360,681
	BNP Paribas SA
935,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.00% thereafter)(1)(8)	841,918
730,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.22% thereafter)(1)(8)	618,755
1,615,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.07% thereafter)(1)(8)	1,504,709
2,065,000	4.38%, 03/01/2033, (4.38% fixed rate until 03/01/2028; 5 year USD Swap + 1.48% thereafter)(1)(8)	1,904,481
1,950,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 12 mo. USD CMT + 1.45% thereafter)(1)(8)	1,955,067
1,520,000	Credit Suisse AG 7.50%, 02/15/2028(9)	1,618,800
	Credit Suisse Group AG
2,255,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(8)	1,805,759
1,265,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(8)	1,252,014
5,175,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(8)	5,250,893
	Danske Bank AS
1,435,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.35% thereafter)(1)(8)	1,288,670
1,685,000	5.38%, 01/12/2024(1)	1,669,000
	Deutsche Bank AG
865,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(8)	769,008
1,570,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(8)(9)	1,357,009
400,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(8)	291,076
1,880,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(8)	1,908,188

The accompanying notes are an integral part of these financial statements.
137

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Commercial Banks - 5.0% - (continued)
$ 1,175,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(8)	$ 1,097,568
	Goldman Sachs Group, Inc.
3,035,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(8)	2,475,258
5,380,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(8)	4,487,107
2,225,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD SOFR + 1.16% thereafter)(8)	2,091,419
3,020,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD SOFR + 1.30% thereafter)(8)	2,895,817
	HSBC Holdings PLC
1,405,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(8)	1,189,492
2,970,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.53% thereafter)(8)	2,846,675
2,895,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.53% thereafter)(8)	2,654,729
7,860,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(8)	7,777,838
1,690,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(8)	1,734,937
2,705,000	6.33%, 03/09/2044, 6 mo. USD SOFR + 2.65%(8)	2,843,277
650,000	HSBC USA, Inc. 5.63%, 03/17/2025	653,794
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(8)	22,232
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(8)	1,715,894
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.95% thereafter)(8)	1,675,705
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.16% thereafter)(8)	2,131,055
2,295,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.25% thereafter)(8)	2,229,482
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.12% thereafter)(8)	1,228,555
4,975,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(8)	4,873,602
1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.79% thereafter)(8)	1,746,474
2,110,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(8)	2,112,257
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Commercial Banks - 5.0% - (continued)
$ 7,815,000	M&T Bank Corp. 5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(8)	$ 7,323,405
	Morgan Stanley
5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(8)	4,662,152
3,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(8)	2,434,247
745,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.00% thereafter)(8)	679,465
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(8)	1,728,069
1,780,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.34% thereafter)(8)	1,684,173
1,020,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.63% thereafter)(8)	983,353
1,060,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(8)	1,063,260
3,425,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(8)	3,444,119
	Societe Generale SA
8,210,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.20% thereafter)(1)(8)	7,726,852
2,665,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.55% thereafter)(1)(8)	2,715,398
2,485,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.45% thereafter)(1)(8)	2,685,214
	UBS Group AG
1,685,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.75% thereafter)(1)(8)	1,622,283
450,000	5.71%, 01/12/2027, (5.71% fixed rate until 01/12/2026; 12 mo. USD CMT + 1.55% thereafter)(1)(8)	448,253
	Wells Fargo & Co.
2,370,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.83% thereafter)(8)	2,266,337
1,450,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 6 mo. USD SOFR + 1.23% thereafter)(8)	1,238,363
4,668,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(8)	4,074,020
2,545,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(8)	2,518,602
1,530,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(8)	1,493,607
1,140,000	5.39%, 04/24/2034, 6 mo. USD SOFR + 2.02%(8)	1,156,343
		160,378,831

The accompanying notes are an integral part of these financial statements.
138

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
$ 1,550,000	4.00%, 05/01/2028(1)	$ 1,451,564
5,335,000	4.38%, 08/15/2027(1)	5,094,480
1,155,000	5.50%, 08/11/2032(1)	1,139,128
340,000	5.55%, 05/30/2033(1)	337,601
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,750,035
	Howard University
2,000,000	2.70%, 10/01/2029	1,744,254
1,205,000	3.48%, 10/01/2041	931,076
	Service Corp. International
7,045,000	3.38%, 08/15/2030	5,967,946
4,657,000	5.13%, 06/01/2029	4,482,362
750,000	United Rentals North America, Inc. 4.88%, 01/15/2028	720,681
		25,619,127
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	4,565,995
	Standard Industries, Inc.
640,000	3.38%, 01/15/2031(1)	506,405
4,965,000	4.38%, 07/15/2030(1)	4,285,901
285,000	4.75%, 01/15/2028(1)	265,746
		9,624,047
	Diversified Financial Services - 0.5%
	Capital One Financial Corp.
3,290,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(8)	3,166,136
1,395,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(8)	1,370,005
720,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(8)	700,384
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,327,793
	Intercontinental Exchange, Inc.
665,000	4.35%, 06/15/2029	655,853
570,000	4.60%, 03/15/2033	568,182
265,000	4.95%, 06/15/2052	263,222
780,000	OneMain Finance Corp. 6.13%, 03/15/2024	767,141
	Synchrony Financial
1,260,000	2.88%, 10/28/2031	926,425
1,850,000	7.25%, 02/02/2033	1,699,395
		14,444,536
	Electric - 2.8%
3,100,000	AES Corp. 3.30%, 07/15/2025(1)	2,945,382
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	1,601,668
1,480,000	4.15%, 08/15/2044	1,280,563
865,000	Berkshire Hathaway Energy Co. 1.65%, 05/15/2031	699,523
	Cleco Corporate Holdings LLC
1,595,000	3.38%, 09/15/2029	1,388,630
70,000	4.97%, 05/01/2046	61,683
1,500,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	1,089,233
	Dominion Energy, Inc.
397,000	3.38%, 04/01/2030	361,638
6,506,000	5.38%, 11/15/2032	6,665,087
115,000	6.30%, 03/15/2033	126,643
575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	517,485
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Electric - 2.8% - (continued)
	Duke Energy Corp.
$ 4,405,000	2.55%, 06/15/2031	$ 3,704,840
2,000,000	2.65%, 09/01/2026	1,874,271
1,095,000	3.75%, 09/01/2046	859,985
1,840,000	4.50%, 08/15/2032	1,782,983
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	348,959
1,215,000	3.25%, 10/01/2049	895,745
70,000	Duke Energy Ohio, Inc. 5.25%, 04/01/2033	72,555
	Duke Energy Progress LLC
825,000	4.00%, 04/01/2052	696,021
1,035,000	4.38%, 03/30/2044	931,343
1,875,000	Edison International 6.95%, 11/15/2029	2,032,011
3,902,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.44% thereafter)(8)	3,716,315
2,380,000	Enel Finance International NV 5.00%, 06/15/2032(1)	2,259,888
305,000	Evergy Metro, Inc. 2.25%, 06/01/2030	258,775
	Evergy, Inc.
710,000	2.45%, 09/15/2024	682,918
1,380,000	2.90%, 09/15/2029	1,238,344
640,000	Eversource Energy 5.45%, 03/01/2028	662,568
955,000	Florida Power & Light Co. 5.10%, 04/01/2033	994,178
	Georgia Power Co.
410,000	4.30%, 03/15/2042	363,310
1,555,000	4.70%, 05/15/2032	1,548,764
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,091,500
1,230,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,194,479
1,135,000	Kentucky Utilities Co. 5.45%, 04/15/2033	1,183,180
1,135,000	Louisville Gas & Electric Co. 5.45%, 04/15/2033	1,182,308
	National Rural Utilities Cooperative Finance Corp.
1,970,000	4.80%, 03/15/2028	1,990,929
1,425,000	5.80%, 01/15/2033	1,532,196
	NextEra Energy Capital Holdings, Inc.
495,000	2.25%, 06/01/2030	419,415
3,970,000	4.63%, 07/15/2027	3,966,980
890,000	5.00%, 02/28/2030	897,932
1,665,000	5.00%, 07/15/2032	1,677,613
390,000	6.05%, 03/01/2025	396,237
1,895,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,642,498
1,100,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	937,230
	Pacific Gas & Electric Co.
4,985,000	2.50%, 02/01/2031	4,033,448
530,000	4.40%, 03/01/2032	475,637
1,440,000	4.55%, 07/01/2030	1,336,422
6,243,000	4.95%, 07/01/2050	5,082,533
820,000	5.25%, 03/01/2052	688,497
2,925,000	5.90%, 06/15/2032	2,932,648
1,925,000	6.15%, 01/15/2033	1,950,097
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	1,863,038
1,212,000	4.10%, 06/15/2030	1,133,856
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,582,654
210,000	4.00%, 02/01/2048	170,934
	Southern California Edison Co.
665,000	4.70%, 06/01/2027	668,419
935,000	5.30%, 03/01/2028	958,357
770,000	5.85%, 11/01/2027	808,841

The accompanying notes are an integral part of these financial statements.
139

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Electric - 2.8% - (continued)
	Southern Co.
$ 995,000	3.25%, 07/01/2026	$ 952,164
135,000	3.70%, 04/30/2030	126,253
2,205,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	2,231,335
370,000	Union Electric Co. 4.00%, 04/01/2048	309,983
1,980,000	Virginia Electric & Power Co. 5.00%, 04/01/2033	2,001,591
	Xcel Energy, Inc.
45,000	3.50%, 12/01/2049	34,514
1,085,000	4.60%, 06/01/2032	1,064,154
		90,179,180
	Energy-Alternate Sources - 0.2%
4,075,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,891,625
1,495,000	FS Luxembourg Sarl 10.00%, 12/15/2025(1)	1,487,917
2,220,000	Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(10)	2,107,684
		7,487,226
	Engineering & Construction - 0.2%
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,905,963
	International Airport Finance SA
3,520,968	12.00%, 03/15/2033(1)	3,313,204
612,765	12.00%, 03/15/2033(10)	576,607
		5,795,774
	Entertainment - 0.5%
	Warnermedia Holdings, Inc.
2,935,000	4.28%, 03/15/2032(1)	2,603,472
180,000	5.05%, 03/15/2042(1)	147,465
5,170,000	5.14%, 03/15/2052(1)	4,127,705
660,000	5.39%, 03/15/2062(1)	526,606
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)	928,741
1,690,000	3.75%, 12/01/2029(1)	1,487,200
6,310,000	3.88%, 07/15/2030(1)	5,568,575
		15,389,764
	Environmental Control - 0.2%
7,645,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	7,400,513
	Food - 0.2%
2,168,000	Conagra Brands, Inc. 4.85%, 11/01/2028	2,161,865
600,000	General Mills, Inc. 4.95%, 03/29/2033	610,052
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,672,120
		5,444,037
	Gas - 0.2%
1,920,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	1,987,349
	NiSource, Inc.
345,000	3.49%, 05/15/2027	329,848
2,063,000	3.60%, 05/01/2030	1,914,417
1,180,000	5.25%, 03/30/2028	1,203,046
		5,434,660
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
4,250,000	6.05%, 04/15/2028(1)	4,282,647
2,035,000	6.30%, 02/15/2030(1)	2,069,879
		6,352,526
	Healthcare - Products - 0.7%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,003,007
1,120,000	3.00%, 09/23/2029(1)	1,012,485
745,000	5.38%, 12/06/2032(1)	765,906
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Healthcare - Products - 0.7% - (continued)
$ 805,000	5.75%, 12/06/2052(1)	$ 861,455
4,835,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,520,554
2,430,000	Baxter International, Inc. 2.54%, 02/01/2032(9)	1,997,076
	GE HealthCare Technologies, Inc.
1,370,000	5.86%, 03/15/2030(1)	1,439,907
1,390,000	5.91%, 11/22/2032(1)	1,485,440
	Haleon U.S. Capital LLC
2,735,000	3.38%, 03/24/2029	2,540,410
415,000	3.63%, 03/24/2032	380,364
4,133,000	Hologic, Inc. 4.63%, 02/01/2028(1)	4,018,769
		21,025,373
	Healthcare - Services - 0.7%
	Centene Corp.
1,375,000	2.45%, 07/15/2028	1,195,133
75,000	4.25%, 12/15/2027	71,530
8,035,000	4.63%, 12/15/2029	7,572,988
520,000	CommonSpirit Health 3.35%, 10/01/2029	468,915
2,855,000	Humana, Inc. 3.70%, 03/23/2029	2,696,357
	Kaiser Foundation Hospitals
605,000	2.81%, 06/01/2041	452,163
1,515,000	3.00%, 06/01/2051	1,087,697
325,000	Sutter Health 3.36%, 08/15/2050	236,242
	UnitedHealth Group, Inc.
1,645,000	2.75%, 05/15/2040	1,261,358
590,000	3.50%, 08/15/2039	505,237
2,540,000	4.00%, 05/15/2029	2,492,579
385,000	4.95%, 05/15/2062	378,121
1,330,000	5.25%, 02/15/2028	1,387,253
2,350,000	5.35%, 02/15/2033	2,501,941
315,000	5.88%, 02/15/2053	355,454
430,000	6.05%, 02/15/2063	494,365
		23,157,333
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
760,000	5.13%, 08/01/2030(1)	712,971
3,847,000	5.75%, 01/15/2028(1)	3,789,295
375,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	373,166
		4,875,432
	Household Products - 0.1%
2,035,000	Kenvue, Inc. 5.05%, 03/22/2053(1)	2,110,843
	Insurance - 0.5%
405,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	418,227
	Athene Global Funding
2,955,000	2.65%, 10/04/2031(1)	2,272,949
4,330,000	2.72%, 01/07/2029(1)	3,626,260
	Corebridge Financial, Inc.
715,000	3.85%, 04/05/2029(1)	650,382
3,520,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.85% thereafter)(1)(8)	3,190,533
4,285,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	3,653,420
790,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	747,676
795,000	Willis North America, Inc. 3.60%, 05/15/2024	779,200
		15,338,647
	Internet - 0.5%
	Gen Digital, Inc.
5,970,000	5.00%, 04/15/2025(1)	5,901,567

The accompanying notes are an integral part of these financial statements.
140

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Internet - 0.5% - (continued)
$ 2,225,000	6.75%, 09/30/2027(1)	$ 2,232,598
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,070,000	3.50%, 03/01/2029(1)	927,797
6,567,000	5.25%, 12/01/2027(1)	6,307,505
		15,369,467
	Iron/Steel - 0.1%
3,030,000	ArcelorMittal SA 6.80%, 11/29/2032	3,168,496
	IT Services - 0.2%
7,491,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	6,878,523
	Machinery-Diversified - 0.1%
2,570,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,259,279
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
713,000	3.50%, 03/01/2042	479,580
235,000	4.80%, 03/01/2050	175,778
575,000	5.05%, 03/30/2029	556,164
2,200,000	5.13%, 07/01/2049	1,718,468
4,930,000	6.48%, 10/23/2045	4,561,960
1,060,000	6.83%, 10/23/2055	1,005,104
	Comcast Corp.
2,116,000	2.94%, 11/01/2056	1,405,411
295,000	3.20%, 07/15/2036	250,103
	Cox Communications, Inc.
1,725,000	2.60%, 06/15/2031(1)	1,426,340
662,000	3.15%, 08/15/2024(1)	644,966
	Discovery Communications LLC
2,255,000	4.00%, 09/15/2055	1,480,821
281,000	4.13%, 05/15/2029	259,390
1,233,000	5.20%, 09/20/2047	1,009,437
2,781,000	5.30%, 05/15/2049	2,271,878
655,000	6.35%, 06/01/2040	638,019
	Paramount Global
280,000	4.20%, 06/01/2029	259,058
1,880,000	4.20%, 05/19/2032	1,617,539
1,190,000	4.38%, 03/15/2043	850,982
3,710,000	4.95%, 01/15/2031	3,444,212
2,250,000	5.25%, 04/01/2044	1,777,062
	Sirius XM Radio, Inc.
5,175,000	3.13%, 09/01/2026(1)	4,630,244
100,000	4.00%, 07/15/2028(1)	84,437
620,000	4.13%, 07/01/2030(1)	497,371
1,910,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	2,154,848
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	1,888,400
		35,087,572
	Mining - 0.1%
2,050,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	1,715,822
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
470,000	2.67%, 12/01/2026	426,845
8,926,000	3.25%, 02/15/2029	7,717,636
950,000	3.57%, 12/01/2031	794,596
		8,939,077
	Oil & Gas - 1.2%
	Aker BP ASA
970,000	2.00%, 07/15/2026(1)	883,037
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Oil & Gas - 1.2% - (continued)
$ 680,000	3.10%, 07/15/2031(1)	$ 578,412
	BP Capital Markets America, Inc.
1,565,000	2.94%, 06/04/2051	1,099,397
400,000	3.00%, 02/24/2050	286,259
685,000	3.63%, 04/06/2030	654,990
3,260,000	4.81%, 02/13/2033	3,311,667
495,000	ConocoPhillips Co. 4.03%, 03/15/2062	420,425
	Continental Resources, Inc.
805,000	2.88%, 04/01/2032(1)	631,721
95,000	4.38%, 01/15/2028	90,114
880,000	5.75%, 01/15/2031(1)	856,224
	Diamondback Energy, Inc.
1,015,000	6.25%, 03/15/2033	1,080,824
1,080,000	6.25%, 03/15/2053	1,128,314
6,135,000	Ecopetrol SA 4.63%, 11/02/2031	4,602,225
	Energean Israel Finance Ltd.
1,185,000	4.50%, 03/30/2024(1)(10)	1,157,745
1,030,000	4.88%, 03/30/2026(1)(10)	948,888
1,180,000	5.88%, 03/30/2031(1)(10)	1,026,600
	Equinor ASA
890,000	3.63%, 04/06/2040	771,184
930,000	3.70%, 04/06/2050	783,732
	Hess Corp.
276,000	7.13%, 03/15/2033	309,388
1,080,000	7.30%, 08/15/2031	1,214,545
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(10)	2,858,625
1,755,000	Marathon Oil Corp. 6.60%, 10/01/2037	1,803,464
	Ovintiv, Inc.
530,000	6.50%, 08/15/2034	542,387
1,365,000	6.63%, 08/15/2037	1,385,710
320,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	322,811
	Shell International Finance BV
640,000	2.88%, 11/26/2041	493,978
955,000	3.00%, 11/26/2051	690,942
1,035,000	3.25%, 04/06/2050	792,010
755,000	Southwestern Energy Co. 4.75%, 02/01/2032	666,295
1,870,000	Tullow Oil PLC 7.00%, 03/01/2025(1)	1,137,875
3,720,000	Var Energi ASA 7.50%, 01/15/2028(1)	3,922,070
3,306,000	Viper Energy Partners LP 5.38%, 11/01/2027(1)	3,195,744
		39,647,602
	Packaging & Containers - 0.2%
8,115,000	Ball Corp. 4.00%, 11/15/2023	8,032,996
	Pharmaceuticals - 0.2%
1,630,000	Cigna Group 5.40%, 03/15/2033	1,692,326
	CVS Health Corp.
1,105,000	4.13%, 04/01/2040	950,393
1,885,000	5.13%, 02/21/2030	1,913,579
770,000	5.13%, 07/20/2045	727,670
		5,283,968
	Pipelines - 1.0%
	Energy Transfer LP
985,000	4.00%, 10/01/2027	944,940
145,000	4.95%, 06/15/2028	144,093
540,000	5.25%, 04/15/2029	540,701
935,000	5.55%, 02/15/2028	953,274
622,000	6.13%, 12/15/2045	607,032
550,000	6.25%, 04/15/2049	545,092
	Enterprise Products Operating LLC
955,000	4.95%, 10/15/2054	875,851
520,000	5.35%, 01/31/2033	540,551

The accompanying notes are an integral part of these financial statements.
141

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Pipelines - 1.0% - (continued)
	EQM Midstream Partners LP
$ 135,000	5.50%, 07/15/2028	$ 123,041
145,000	6.50%, 07/01/2027(1)	140,929
1,452,321	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	1,190,499
	Greensaif Pipelines Bidco Sarl
2,710,000	6.13%, 02/23/2038(1)	2,844,023
2,550,000	6.51%, 02/23/2042(1)	2,721,239
	MPLX LP
40,000	4.00%, 02/15/2025	39,174
2,330,000	4.95%, 09/01/2032	2,284,239
520,000	4.95%, 03/14/2052	450,030
	ONEOK, Inc.
335,000	3.10%, 03/15/2030	296,146
1,510,000	3.40%, 09/01/2029	1,364,885
590,000	4.55%, 07/15/2028	578,091
650,000	5.20%, 07/15/2048	568,511
1,915,000	6.10%, 11/15/2032	1,998,875
370,000	6.35%, 01/15/2031	390,761
	Plains All American Pipeline LP/PAA Finance Corp.
2,613,000	3.80%, 09/15/2030	2,359,037
625,000	4.90%, 02/15/2045	506,834
	Targa Resources Corp.
1,405,000	4.20%, 02/01/2033	1,274,216
705,000	6.13%, 03/15/2033	734,841
1,515,000	6.25%, 07/01/2052	1,497,680
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
500,000	4.00%, 01/15/2032	439,385
320,000	4.88%, 02/01/2031	301,443
856,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	779,713
	Western Midstream Operating LP
20,000	4.50%, 03/01/2028	19,089
1,715,000	6.15%, 04/01/2033	1,744,498
	Williams Cos., Inc.
1,850,000	4.65%, 08/15/2032	1,792,434
1,255,000	5.65%, 03/15/2033	1,298,023
		32,889,170
	Real Estate Investment Trusts - 1.0%
	American Tower Corp.
1,085,000	2.70%, 04/15/2031	915,804
1,280,000	3.65%, 03/15/2027	1,222,857
6,445,000	American Tower Trust I 5.49%, 03/15/2028(1)	6,571,017
	Crown Castle, Inc.
1,580,000	2.90%, 03/15/2027	1,470,766
4,965,000	4.80%, 09/01/2028	4,961,807
2,190,000	5.00%, 01/11/2028	2,210,868
2,885,000	EPR Properties 4.95%, 04/15/2028	2,569,582
	GLP Capital LP/GLP Financing II, Inc.
625,000	3.25%, 01/15/2032	512,893
720,000	4.00%, 01/15/2031	629,990
2,155,000	5.30%, 01/15/2029	2,074,037
1,155,000	5.75%, 06/01/2028	1,136,838
2,245,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,141,890
	VICI Properties LP
3,751,000	4.95%, 02/15/2030	3,585,543
1,385,000	5.13%, 05/15/2032	1,317,039
		31,320,931
	Retail - 0.5%
	AutoZone, Inc.
1,225,000	4.75%, 08/01/2032	1,216,812
500,000	4.75%, 02/01/2033	496,037
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Retail - 0.5% - (continued)
	FirstCash, Inc.
$ 4,533,000	4.63%, 09/01/2028(1)	$ 4,134,640
3,955,000	5.63%, 01/01/2030(1)	3,673,899
	Gap, Inc.
3,041,000	3.63%, 10/01/2029(1)	2,158,628
5,679,000	3.88%, 10/01/2031(1)	3,968,285
1,785,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	1,772,232
		17,420,533
	Semiconductors - 0.5%
	Broadcom, Inc.
2,000	3.14%, 11/15/2035(1)	1,545
2,007,000	3.42%, 04/15/2033(1)	1,687,696
3,715,000	4.00%, 04/15/2029(1)	3,491,081
	Intel Corp.
300,000	3.05%, 08/12/2051	203,722
1,095,000	3.10%, 02/15/2060	707,746
2,005,000	4.90%, 08/05/2052	1,850,805
700,000	5.13%, 02/10/2030	715,718
690,000	5.70%, 02/10/2053	705,007
1,305,000	5.90%, 02/10/2063	1,342,675
	Marvell Technology, Inc.
2,740,000	2.45%, 04/15/2028	2,403,063
1,050,000	2.95%, 04/15/2031	875,120
1,430,000	NVIDIA Corp. 3.50%, 04/01/2040	1,230,156
815,000	NXP BV/NXP Funding LLC 5.55%, 12/01/2028	829,821
40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	37,420
1,610,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,307,352
		17,388,927
	Software - 1.3%
9,975,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	8,977,500
5,909,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	5,500,104
	MSCI, Inc.
2,876,000	3.63%, 11/01/2031(1)	2,428,424
999,000	3.88%, 02/15/2031(1)	875,144
1,100,000	4.00%, 11/15/2029(1)	991,133
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	389,888
5,470,000	3.88%, 12/01/2029(1)	4,596,839
3,545,000	6.90%, 12/01/2027(1)	3,661,496
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	256,607
	Oracle Corp.
1,475,000	2.30%, 03/25/2028	1,316,620
690,000	2.95%, 04/01/2030	610,449
4,595,000	3.85%, 04/01/2060	3,220,832
40,000	4.00%, 07/15/2046	30,666
780,000	4.00%, 11/15/2047	598,746
900,000	4.10%, 03/25/2061	669,445
105,000	4.13%, 05/15/2045	82,630
2,915,000	6.15%, 11/09/2029	3,085,994
4,480,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,335,913
		41,628,430
	Telecommunications - 0.7%
	AT&T, Inc.
3,171,000	3.55%, 09/15/2055	2,250,720
2,190,000	3.65%, 06/01/2051	1,633,471
177,000	3.65%, 09/15/2059	125,127
1,529,000	3.80%, 12/01/2057	1,121,993
1,465,000	4.50%, 05/15/2035	1,376,152
4,290,000	Nokia Oyj 4.38%, 06/12/2027	4,066,477

The accompanying notes are an integral part of these financial statements.
142

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Telecommunications - 0.7% - (continued)
	Rogers Communications, Inc.
$ 1,177,000	3.80%, 03/15/2032(1)	$ 1,058,074
1,420,000	4.55%, 03/15/2052(1)	1,164,353
	T-Mobile USA, Inc.
955,000	2.05%, 02/15/2028	846,642
1,305,000	3.88%, 04/15/2030	1,227,119
1,550,000	5.05%, 07/15/2033	1,557,764
	Verizon Communications, Inc.
1,500,000	2.36%, 03/15/2032	1,229,272
475,000	2.55%, 03/21/2031	403,752
785,000	2.65%, 11/20/2040	556,956
877,000	2.99%, 10/30/2056	565,516
1,971,000	4.27%, 01/15/2036	1,826,013
1,255,000	Vodafone Group PLC 5.75%, 02/10/2063	1,241,151
		22,250,552
	Trucking & Leasing - 0.4%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,209,853
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,825,000	2.70%, 11/01/2024(1)	1,751,255
2,650,000	4.00%, 07/15/2025(1)	2,568,541
1,880,000	4.40%, 07/01/2027(1)	1,811,827
		11,341,476
	Total Corporate Bonds (cost $836,260,036)	$ 781,287,616
FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
	Angola - 0.1%
	Angolan Government International Bonds
1,305,000	8.00%, 11/26/2029(10)	$ 1,096,200
805,000	8.75%, 04/14/2032(1)	665,268
1,000,000	8.75%, 04/14/2032(10)	826,420
		2,587,888
	Benin - 0.1%
	Benin Government International Bonds
EUR 3,830,000	4.95%, 01/22/2035(1)	2,847,844
945,000	4.95%, 01/22/2035(10)	702,666
		3,550,510
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 980,000	2.38%, 08/20/2030(1)	841,820
3,010,000	5.00%, 07/15/2032(1)	3,017,133
		3,858,953
	Brazil - 0.4%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	12,351,000
	Chile - 0.0%
EUR 2,245,000	Chile Government International Bonds 1.25%, 01/22/2051	1,287,200
	Colombia - 0.2%
	Colombia Government International Bonds
$ 3,900,000	5.00%, 06/15/2045	2,591,376
2,740,000	5.20%, 05/15/2049	1,835,800
1,710,000	5.63%, 02/26/2044	1,238,883
		5,666,059
	Costa Rica - 0.1%
1,995,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	2,029,084
	Ghana - 0.0%
421,000	Ghana Government International Bonds 6.38%, 02/11/2027(1)(11)	156,507
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.9% - (continued)
	Hungary - 0.4%
	Hungary Government International Bonds
EUR 11,690,000	1.63%, 04/28/2032(10)	$ 9,641,590
$ 1,860,000	6.75%, 09/25/2052(1)	1,929,936
		11,571,526
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 7,745,000	1.10%, 03/12/2033	6,315,322
290,000	2.15%, 07/18/2024(10)	312,856
565,000	2.63%, 06/14/2023(10)	621,329
		7,249,507
	Ivory Coast - 0.1%
2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(10)	2,373,414
	Mexico - 0.3%
	Mexico Government International Bonds
1,148,000	1.13%, 01/17/2030	1,033,237
8,990,000	1.45%, 10/25/2033	7,169,133
$ 495,000	6.34%, 05/04/2053	510,391
		8,712,761
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 3,645,000	2.75%, 01/18/2025(10)	3,783,233
3,615,000	3.68%, 06/03/2026(1)	3,676,651
		7,459,884
	Panama - 0.0%
$ 385,000	Panama Government International Bonds 6.85%, 03/28/2054	401,972
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	3,943,005
1,120,000	1.75%, 04/28/2041	796,739
		4,739,744
	Romania - 0.4%
	Romania Government International Bonds
5,115,000	2.63%, 12/02/2040(1)	3,294,297
7,915,000	2.75%, 04/14/2041(10)	5,139,849
2,180,000	3.38%, 02/08/2038(10)	1,680,803
3,473,000	4.63%, 04/03/2049(10)	2,851,041
		12,965,990
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
1,750,000	2.00%, 07/09/2039(10)	1,395,626
$ 1,685,000	5.00%, 01/18/2053(1)	1,592,783
		2,988,409
	United Arab Emirates - 0.1%
3,500,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	2,903,278
	Total Foreign Government Obligations (cost $123,646,729)	$ 92,853,686
MUNICIPAL BONDS - 1.5%
	Development - 0.2%
6,115,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$ 5,992,854
	General - 0.5%
965,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	843,321

The accompanying notes are an integral part of these financial statements.
143

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.5% - (continued)
	General - 0.5% - (continued)
$ 5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	$ 5,506,788
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	5,781,345
5,580,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	5,193,064
		17,324,518
	General Obligation - 0.1%
	State of Illinois, IL, GO
964,909	4.95%, 06/01/2023	964,260
630,000	6.88%, 07/01/2025	644,180
		1,608,440
	School District - 0.2%
	Chicago Board of Education, IL, GO
380,000	6.04%, 12/01/2029	379,946
1,145,000	6.14%, 12/01/2039	1,094,731
4,470,000	6.32%, 11/01/2029	4,564,603
		6,039,280
	Transportation - 0.3%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,625,108
7,005,000	5.18%, 11/15/2049	6,626,253
		9,251,361
	Utilities - 0.1%
4,155,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	4,361,991
	Utility - Electric - 0.1%
1,285,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	1,425,954
	Total Municipal Bonds (cost $48,249,475)	$ 46,004,398
SENIOR FLOATING RATE INTERESTS - 0.0%(12)
	Entertainment - 0.0%
104,194	Crown Finance U.S., Inc. 14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	$ 106,083
	Oil & Gas Services - 0.0%
327,649	PES Holdings LLC 0.00%, 12/31/2024, 3 mo. USD LIBOR + 6.99%(11)	8,191
	Total Senior Floating Rate Interests (cost $428,005)	$ 114,274
U.S. GOVERNMENT AGENCIES - 46.5%
	Mortgage-Backed Agencies - 46.5%
	Federal Home Loan Mortgage Corp. - 6.1%
37,350	0.00%, 11/15/2036(13)(14)	$ 30,115
6,908,256	0.41%, 01/25/2027(4)(5)	60,241
10,088,880	0.64%, 01/25/2034(4)(5)	371,697
20,856,448	0.74%, 03/25/2027(4)(5)	413,210
5,697,722	0.75%, 10/25/2026(4)(5)	98,055
24,075,597	0.81%, 12/25/2030(4)(5)	1,050,664
12,044,022	0.89%, 06/25/2027(4)(5)	308,223
5,736,930	0.97%, 11/25/2030(4)(5)	293,571
3,763,366	1.00%, 02/25/2051	3,218,536
10,374,722	1.12%, 10/25/2030(4)(5)	600,315
17,011,650	1.21%, 06/25/2030(4)(5)	1,083,181
11,673,379	1.25%, 01/25/2030(4)(5)	691,812
1,027,948	1.50%, 10/01/2051	808,471
2,683,796	1.50%, 11/01/2051	2,110,787
12,370,626	1.54%, 05/25/2030(4)(5)	991,383
7,733,478	1.68%, 05/25/2030(4)(5)	671,448
656,640	1.75%, 10/15/2042	574,622
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal Home Loan Mortgage Corp. - 6.1% - (continued)
$ 518,629	2.00%, 12/01/2040	$ 446,028
3,105,875	2.00%, 05/01/2041	2,670,825
3,521,976	2.00%, 12/01/2041	3,028,545
1,010,595	2.00%, 07/25/2050	883,095
2,886,310	2.00%, 10/01/2050	2,402,815
2,584,695	2.00%, 02/01/2051	2,156,422
13,381,402	2.00%, 03/01/2051	11,140,242
7,146,462	2.00%, 04/01/2051	5,943,571
2,809,970	2.00%, 05/01/2051	2,360,055
1,154,275	2.00%, 08/01/2051	959,693
1,175,265	2.00%, 11/01/2051	977,853
4,527,465	2.00%, 04/01/2052	3,774,240
133,258	2.50%, 12/15/2026(5)	1,631
337,892	2.50%, 03/15/2028(5)	13,616
259,390	2.50%, 05/15/2028(5)	11,066
1,527,652	2.50%, 05/01/2050	1,335,550
1,874,430	2.50%, 06/01/2050	1,623,037
5,045,563	2.50%, 06/25/2050(5)	732,207
8,163,135	2.50%, 07/01/2050	7,093,507
3,120,635	2.50%, 09/01/2050	2,701,131
3,487,101	2.50%, 11/01/2050	3,032,338
5,644,940	2.50%, 01/25/2051(5)	837,795
1,066,386	2.50%, 02/01/2051	933,345
2,644,529	2.50%, 03/01/2051	2,288,534
1,267,492	2.50%, 05/01/2051	1,100,637
1,643,496	2.50%, 07/01/2051	1,422,578
1,091,135	2.50%, 08/01/2051	946,430
1,969,746	2.50%, 10/01/2051	1,702,490
11,109,194	2.50%, 03/15/2052(5)	1,657,866
3,451,880	2.50%, 03/25/2052	3,071,351
1,434,906	2.50%, 04/01/2052	1,240,310
1,166,650	2.75%, 12/15/2041	1,078,877
422,544	3.00%, 03/15/2028(5)	20,631
363,018	3.00%, 08/01/2029	349,248
237,766	3.00%, 05/15/2032(5)	6,474
3,544,391	3.00%, 10/01/2032	3,391,238
302,724	3.00%, 03/15/2033(5)	26,431
1,445,408	3.00%, 04/01/2033	1,379,917
1,616,678	3.00%, 11/01/2036	1,515,460
1,531,347	3.00%, 01/01/2037	1,435,477
302,000	3.00%, 04/15/2042	267,109
3,593,346	3.00%, 11/01/2046	3,292,688
7,592,344	3.00%, 12/01/2046	6,960,443
1,338,557	3.00%, 07/01/2050	1,208,947
3,716,607	3.00%, 10/01/2051	3,358,480
1,417,750	3.00%, 01/01/2052	1,284,354
1,757,139	3.00%, 05/01/2052	1,584,181
995,000	3.12%, 10/25/2031(4)	917,199
370,439	3.25%, 11/15/2041	349,351
104,500	3.50%, 09/15/2026(5)	3,886
116,859	3.50%, 03/15/2027(5)	3,742
4,555,327	3.50%, 01/15/2033(5)	481,822
742,262	3.50%, 08/01/2034	722,756
713,981	3.50%, 03/15/2041(5)	27,484
1,791,666	3.50%, 01/15/2043(5)	275,472
1,892,226	3.50%, 05/15/2043	1,741,835
4,231,640	3.50%, 08/15/2045	3,997,615
666,086	3.50%, 10/15/2045	617,814
297,993	3.50%, 06/01/2046	281,277
1,889,211	3.50%, 12/15/2046	1,783,378
1,286,622	3.50%, 10/01/2047	1,212,847
645,122	3.50%, 12/01/2047	607,778
1,891,369	3.50%, 01/01/2048	1,782,333
1,247,378	3.50%, 03/01/2048	1,181,672
105,559	3.50%, 04/01/2048	99,772
477,553	3.50%, 05/01/2048	449,254

The accompanying notes are an integral part of these financial statements.
144

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal Home Loan Mortgage Corp. - 6.1% - (continued)
$ 963,521	3.50%, 12/01/2048	$ 906,665
334,471	4.00%, 08/01/2025	331,985
85,425	4.00%, 08/15/2026(5)	2,312
304,912	4.00%, 07/15/2027(5)	8,339
485,871	4.00%, 03/15/2028(5)	16,065
134,768	4.00%, 06/15/2028(5)	5,144
455,794	4.00%, 07/15/2030(5)	36,563
1,661,465	4.00%, 05/25/2040(5)	250,838
2,196,867	4.00%, 09/15/2041	2,134,281
729,085	4.00%, 05/01/2042	713,043
246,899	4.00%, 08/01/2042	241,464
317,616	4.00%, 09/01/2042	310,624
94,944	4.00%, 07/01/2044	92,750
297,875	4.00%, 02/01/2046	290,212
780,014	4.00%, 11/01/2047	760,061
120,060	4.00%, 09/01/2048	116,649
4,447,477	4.00%, 04/01/2049	4,309,165
2,227,919	4.00%, 07/01/2049	2,163,272
183,740	4.50%, 02/01/2039	184,236
1,333,611	4.50%, 05/01/2042	1,337,212
350,728	4.50%, 07/01/2042	351,676
198,721	4.50%, 09/01/2044	198,030
743,056	4.75%, 07/15/2039	739,859
437,177	5.00%, 09/15/2033(5)	66,553
81,175	5.00%, 04/01/2038	82,624
204,750	5.00%, 08/01/2039	208,413
128,896	5.00%, 09/01/2039	129,882
186,786	5.00%, 01/01/2040	189,223
65,779	5.00%, 08/01/2040	66,775
3,074	5.00%, 02/01/2041	3,129
91,001	5.00%, 07/01/2041	92,625
142,115	5.00%, 04/01/2044	144,652
3,690,685	5.00%, 03/15/2045(5)	778,114
51,654	5.00%, 03/01/2047	51,793
19,836	5.00%, 11/01/2047	19,986
627,374	5.00%, 02/15/2048(5)	128,381
4,516,065	5.00%, 08/01/2052	4,483,875
7,319,196	5.00%, 09/01/2052	7,267,797
1,839,241	5.00%, 10/01/2052	1,826,291
998,301	5.00%, 11/01/2052	991,084
1,562,905	5.00%, 01/01/2053	1,555,386
2,404,998	5.00%, 03/01/2053	2,387,466
6,374,996	5.00%, 04/01/2053	6,328,522
20,600,000	5.00%, 05/01/2053	20,449,559
17,545	5.50%, 08/15/2033	18,003
339,001	5.50%, 04/15/2036(5)	63,966
3,395	5.50%, 11/01/2037	3,517
16,435	5.50%, 04/01/2038	17,029
16,060	5.50%, 06/01/2038	16,640
848,251	5.50%, 08/01/2038	878,621
45,046	5.50%, 05/01/2040	46,672
179,370	5.50%, 08/01/2040	185,846
207,295	5.50%, 06/01/2041	214,779
1,339,568	5.50%, 10/15/2046(5)	258,559
684,800	5.50%, 12/15/2046(5)	115,772
4,099,957	5.50%, 02/01/2053	4,156,107
4,053	6.00%, 11/01/2032	4,136
50,972	6.00%, 11/01/2033	52,955
37,174	6.00%, 02/01/2034	38,620
58,406	6.00%, 07/01/2034	60,679
16,458	6.00%, 08/01/2034	17,098
24,323	6.00%, 09/01/2034	25,184
18,788	6.00%, 01/01/2035	19,176
14,935	6.00%, 03/01/2035	15,516
18,438	6.00%, 05/01/2038	18,819
93,911	6.00%, 06/01/2038	96,676
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal Home Loan Mortgage Corp. - 6.1% - (continued)
$ 252,810	6.00%, 05/15/2039	$ 268,192
208,607	6.50%, 07/15/2036	215,426
		195,122,939
	Federal National Mortgage Association - 12.4%
39,217	0.00%, 03/25/2036(13)(14)	33,532
377,113	0.00%, 06/25/2036(13)(14)	325,896
558,021	0.00%, 06/25/2041(13)(14)	426,309
100,000	0.00%, 09/25/2041(13)(14)	73,489
794,531	0.10%, 08/25/2044(4)(5)	41,518
1,018,694	0.14%, 04/25/2055(2)(4)(5)	40,738
865,029	0.25%, 05/25/2046(4)(5)	38,475
805,842	0.33%, 06/25/2055(4)(5)	38,213
8,254,211	0.40%, 01/25/2030(4)(5)	92,786
1,979,479	1.50%, 09/01/2051	1,557,167
2,955,464	1.50%, 10/01/2051	2,324,750
1,978,060	1.50%, 11/01/2051	1,555,721
2,719,223	1.50%, 04/01/2052	2,140,324
11,282,378	1.51%, 05/25/2029(4)(5)	607,733
1,109,013	1.75%, 12/25/2042	982,846
4,330,529	2.00%, 06/01/2036	3,907,813
712,404	2.00%, 09/25/2039	646,567
2,201,295	2.00%, 09/01/2040	1,893,170
6,817,986	2.00%, 12/01/2040	5,863,575
1,968,611	2.00%, 04/01/2041	1,692,904
659,372	2.00%, 05/01/2041	567,020
4,276,060	2.00%, 10/01/2041	3,677,128
1,634,275	2.00%, 02/01/2042	1,405,577
3,150,356	2.00%, 09/01/2050	2,622,787
6,845,814	2.00%, 12/01/2050	5,698,521
1,471,863	2.00%, 01/01/2051	1,228,109
16,497,623	2.00%, 02/01/2051	13,727,041
26,543,020	2.00%, 03/01/2051	22,078,934
16,529,657	2.00%, 04/01/2051	13,751,226
8,313,671	2.00%, 05/01/2051	6,910,940
893,323	2.00%, 07/01/2051	742,426
91,935	2.00%, 12/01/2051	76,499
1,350,388	2.25%, 04/01/2033	1,144,136
175,733	2.50%, 06/25/2028(5)	7,385
4,464,620	2.50%, 06/01/2040	3,977,331
176,546	2.50%, 01/01/2043	154,747
1,034,824	2.50%, 02/01/2043	909,603
1,005,599	2.50%, 03/01/2043	880,769
420,000	2.50%, 03/25/2043	342,667
455,043	2.50%, 04/01/2043	399,979
225,532	2.50%, 06/01/2043	198,131
328,285	2.50%, 08/01/2043	288,579
1,892,304	2.50%, 06/01/2050	1,642,764
342,506	2.50%, 07/01/2050	296,521
3,077,655	2.50%, 09/01/2050	2,671,936
4,902,961	2.50%, 10/01/2050	4,285,166
2,691,335	2.50%, 11/01/2050	2,327,059
1,286,934	2.50%, 12/01/2050	1,118,870
1,861,846	2.50%, 01/01/2051	1,623,922
1,105,432	2.50%, 02/01/2051	961,065
10,989,405	2.50%, 02/25/2051(5)	1,673,337
1,054,320	2.50%, 03/01/2051	916,644
36,232,042	2.50%, 05/01/2051	31,408,017
4,325,751	2.50%, 06/01/2051	3,740,242
2,554,052	2.50%, 07/01/2051	2,220,989
34,936	2.50%, 08/01/2051	30,126
1,659,528	2.50%, 09/01/2051	1,440,452
1,588,119	2.50%, 10/01/2051	1,373,077
23,005,588	2.50%, 11/01/2051	20,067,644
2,513,711	2.50%, 12/01/2051	2,190,277
2,771,726	2.50%, 01/01/2052	2,414,010
12,778,879	2.50%, 02/01/2052	11,077,590

The accompanying notes are an integral part of these financial statements.
145

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal National Mortgage Association - 12.4% - (continued)
$ 4,273,175	2.50%, 03/01/2052	$ 3,692,083
2,455,634	2.50%, 04/01/2052	2,129,089
16,532	2.50%, 05/01/2052	14,231
4,161,787	2.50%, 09/25/2052(5)	663,792
3,527,249	2.50%, 01/01/2057	3,047,346
53,636	2.55%, 07/25/2044	51,130
301,924	3.00%, 02/25/2027(5)	6,445
170,818	3.00%, 09/25/2027(5)	7,264
108,241	3.00%, 12/25/2027(5)	5,283
787,443	3.00%, 01/25/2028(5)	31,812
265,075	3.00%, 01/01/2030	254,734
2,586,703	3.00%, 04/25/2033(5)	174,772
767,024	3.00%, 08/01/2033	733,886
315,267	3.00%, 06/01/2035	296,016
294,866	3.00%, 07/01/2035	276,861
1,815,583	3.00%, 03/01/2037	1,700,147
58,234	3.00%, 10/01/2037	54,557
2,538,207	3.00%, 03/25/2043	2,321,913
3,114,997	3.00%, 04/25/2043(15)	2,871,156
2,747,599	3.00%, 01/25/2045	2,455,391
1,671,982	3.00%, 09/01/2048	1,529,292
1,219,042	3.00%, 08/25/2049	1,124,306
1,332,807	3.00%, 02/01/2050	1,210,687
1,102,573	3.00%, 08/01/2050	1,006,763
903,412	3.00%, 04/01/2051	812,369
2,448,895	3.00%, 05/01/2051	2,236,120
4,055,146	3.00%, 08/01/2051	3,661,798
4,800,135	3.00%, 09/01/2051	4,331,790
6,726,926	3.00%, 10/01/2051	6,068,852
7,903,655	3.00%, 11/01/2051	7,109,487
3,619,275	3.00%, 12/01/2051	3,259,592
1,673,363	3.00%, 01/01/2052	1,503,694
5,718,812	3.00%, 01/25/2052(5)	901,360
2,009,619	3.00%, 04/01/2052	1,814,294
2,509,788	3.00%, 05/01/2052	2,264,120
600,000	3.00%, 09/25/2057	488,189
317,903	3.38%, 12/01/2029	306,047
455,151	3.50%, 05/25/2027(5)	20,274
319,095	3.50%, 10/25/2027(5)	16,171
346,490	3.50%, 05/25/2030(5)	24,159
129,082	3.50%, 08/25/2030(5)	7,451
187,711	3.50%, 02/25/2031(5)	6,739
2,612,289	3.50%, 08/25/2033(5)	280,474
344,202	3.50%, 09/25/2035(5)	34,364
2,550,661	3.50%, 11/25/2039(5)	240,347
3,528,985	3.50%, 11/25/2042	3,327,558
99,641	3.50%, 09/01/2043	94,649
706,171	3.50%, 10/01/2044	669,794
614,012	3.50%, 02/01/2045	580,296
789,003	3.50%, 01/01/2046	744,060
126,899	3.50%, 02/01/2046	119,655
625,405	3.50%, 03/01/2046	591,065
979,411	3.50%, 09/01/2046	924,874
451,759	3.50%, 10/01/2046	425,970
400,594	3.50%, 10/25/2046(5)	69,960
579,588	3.50%, 11/01/2046	547,925
3,172,687	3.50%, 12/01/2046	3,023,086
1,002,067	3.50%, 05/01/2047	944,866
2,158,856	3.50%, 09/01/2047	2,035,713
376,131	3.50%, 12/01/2047	356,395
1,063,972	3.50%, 01/01/2048	1,000,965
325,093	3.50%, 02/01/2048	307,331
500,000	3.50%, 05/25/2048	439,802
1,561,717	3.50%, 07/01/2048	1,472,565
348,321	3.50%, 11/01/2048	328,055
4,264,341	3.50%, 04/01/2052	3,961,539
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal National Mortgage Association - 12.4% - (continued)
$ 5,223,257	3.50%, 09/01/2057	$ 4,846,997
2,170,282	3.50%, 05/01/2058	2,013,945
2,706,982	3.50%, 12/25/2058	2,538,266
2,570,000	3.52%, 11/01/2032	2,434,553
73,755	4.00%, 06/01/2025	73,047
457,742	4.00%, 05/25/2027(5)	14,622
576,115	4.00%, 04/01/2038	561,447
1,058,958	4.00%, 10/01/2040	1,034,574
394,748	4.00%, 11/01/2040	385,656
436,668	4.00%, 12/01/2040	426,656
144,018	4.00%, 02/01/2041	138,834
428,745	4.00%, 03/01/2041	418,867
1,247,245	4.00%, 06/01/2041	1,206,241
167,145	4.00%, 03/25/2042(5)	20,712
143,961	4.00%, 08/01/2042	140,643
399,216	4.00%, 09/01/2042	390,016
99,066	4.00%, 11/25/2042(5)	11,479
182,608	4.00%, 11/25/2043	178,148
48,959	4.00%, 06/01/2044	47,649
6,523	4.00%, 08/01/2044	6,348
65,787	4.00%, 10/01/2044	64,027
93,074	4.00%, 11/01/2044	90,583
59,392	4.00%, 03/01/2045	57,802
84,396	4.00%, 05/01/2045	82,136
521,472	4.00%, 07/01/2045	508,256
324,912	4.00%, 05/01/2046	316,675
462,439	4.00%, 06/01/2046	449,699
564,223	4.00%, 04/01/2047	550,517
986,635	4.00%, 10/01/2047	959,005
1,020,988	4.00%, 11/01/2047	992,731
5,291,420	4.00%, 06/01/2048	5,142,367
738,090	4.00%, 09/01/2048	715,591
2,100,667	4.00%, 01/01/2049	2,036,639
5,758,286	4.00%, 04/01/2049	5,565,081
949,592	4.00%, 05/01/2049	923,704
4,080,604	4.00%, 04/01/2050	3,949,363
1,789,912	4.00%, 08/01/2051	1,730,068
2,502,447	4.00%, 06/01/2052	2,398,700
2,550,000	4.19%, 04/01/2028	2,540,999
1,068,000	4.21%, 03/01/2033	1,065,480
1,740,000	4.41%, 04/01/2030	1,749,978
38,585	4.50%, 08/01/2024	38,540
2,655	4.50%, 04/01/2025	2,649
60,226	4.50%, 07/25/2027(5)	1,348
1,320,000	4.50%, 04/01/2033	1,348,557
289,025	4.50%, 09/01/2035	288,158
2,153,156	4.50%, 12/01/2037	2,147,183
69,130	4.50%, 08/01/2040	69,243
782,755	4.50%, 10/01/2040	784,031
37,618	4.50%, 08/01/2041	37,679
8,552	4.50%, 09/01/2041	8,566
372,312	4.50%, 10/01/2041	372,919
1,550,157	4.50%, 08/25/2043(5)	310,133
321,914	4.50%, 09/01/2043	322,439
769,185	4.50%, 04/01/2049	762,895
2,333,139	4.50%, 01/01/2051	2,316,823
4,444,260	4.50%, 03/01/2053	4,337,662
760,000	4.75%, 04/01/2028	779,128
83,685	5.00%, 04/25/2038	82,552
1,359,796	5.00%, 12/25/2043(5)	246,998
1,045,772	5.00%, 09/01/2052	1,038,236
15,578,209	5.00%, 10/01/2052	15,478,764
961,901	5.00%, 11/01/2052	955,198
62,194	5.00%, 12/01/2052	61,750
10,784,404	5.00%, 01/01/2053	10,706,159
2,559,999	5.00%, 02/01/2053	2,541,422

The accompanying notes are an integral part of these financial statements.
146

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal National Mortgage Association - 12.4% - (continued)
$ 57,784	5.50%, 06/01/2033	$ 59,800
237,736	5.50%, 07/01/2033	244,576
14,423	5.50%, 08/01/2033	14,910
869,780	5.50%, 11/01/2035	900,167
193,954	5.50%, 04/01/2036	200,663
173,699	5.50%, 04/25/2037	180,238
1,526,160	5.50%, 11/25/2040(5)	212,402
412,543	5.50%, 06/25/2042(5)	86,618
728,343	5.50%, 09/25/2044(5)	138,291
2,653,816	5.50%, 10/01/2052	2,690,145
4,330,447	5.50%, 11/01/2052	4,371,846
7,987,224	5.50%, 12/01/2052	8,064,563
32,252	5.54%, 05/25/2042(4)(5)	2,544
5,496	6.00%, 11/01/2031	5,596
78,742	6.00%, 12/01/2032	80,680
79,901	6.00%, 03/01/2033	82,911
167,111	6.00%, 02/01/2037	174,254
135,221	6.00%, 12/01/2037	140,456
79,839	6.00%, 03/01/2038	83,189
39,244	6.00%, 10/01/2038	40,906
1,099,908	6.00%, 01/25/2042(5)	107,960
1,535	7.50%, 12/01/2029	1,537
6,433	7.50%, 03/01/2030	6,730
9,022	7.50%, 09/01/2031	9,009
		393,282,663
	Government National Mortgage Association - 10.4%
643,755	1.25%, 05/20/2051	527,839
4,629,270	2.00%, 10/20/2050	3,981,634
2,600,727	2.00%, 08/20/2051	2,228,502
13,905,000	2.00%, 05/18/2053(16)	11,887,285
548,176	2.14%, 04/20/2040	458,059
420,811	2.50%, 12/16/2039	390,032
882,737	2.50%, 07/20/2041	799,484
3,432,682	2.50%, 09/20/2051	3,033,724
11,423,202	2.50%, 10/20/2051	10,092,096
15,845,000	2.50%, 05/18/2053(16)	13,990,652
220,119	3.00%, 09/20/2028(5)	9,476
3,768,108	3.00%, 05/20/2035(5)	233,281
303,056	3.00%, 09/16/2042	256,126
425,675	3.00%, 09/20/2042	370,994
71,568	3.00%, 11/15/2042	66,946
305,429	3.00%, 02/16/2043(5)	38,402
73,556	3.00%, 06/15/2043	68,761
13,701	3.00%, 07/15/2043	12,816
3,458,067	3.00%, 01/16/2044	3,168,669
40,943	3.00%, 10/15/2044	38,147
45,175	3.00%, 02/15/2045	41,695
32,564	3.00%, 03/15/2045	30,103
124,567	3.00%, 04/15/2045	115,133
309,351	3.00%, 04/20/2045	282,090
30,670	3.00%, 06/15/2045	28,632
847,542	3.00%, 07/15/2045	783,331
14,544	3.00%, 08/15/2045	13,442
38,564	3.00%, 11/20/2045	35,879
169,000	3.00%, 02/20/2046	145,165
13,729,825	3.00%, 04/20/2051	12,580,702
3,978,553	3.00%, 08/20/2051	3,638,653
5,063,330	3.00%, 09/20/2051	4,630,747
3,476,510	3.00%, 10/20/2051	3,178,375
11,762,231	3.00%, 12/20/2051	10,717,053
63,600,000	3.00%, 01/20/2052(16)	57,955,279
2,634,109	3.00%, 02/20/2052	2,427,057
474,319	3.00%, 04/20/2052	432,457
2,939,685	3.00%, 12/20/2052	2,678,398
85,832	3.50%, 02/16/2027(5)	3,250
235,420	3.50%, 03/20/2027(5)	9,710
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Government National Mortgage Association - 10.4% - (continued)
$ 189,444	3.50%, 07/20/2040(5)	$ 6,628
225,939	3.50%, 02/20/2041(5)	6,379
624,172	3.50%, 04/20/2042(5)	30,701
195,211	3.50%, 05/15/2042	188,550
1,658,097	3.50%, 10/20/2042(5)	243,664
516,439	3.50%, 12/15/2042	500,915
505,700	3.50%, 03/15/2043	490,500
610,471	3.50%, 04/15/2043	592,196
1,085,307	3.50%, 05/15/2043	1,052,721
151,594	3.50%, 05/20/2043(5)	22,417
571,450	3.50%, 07/20/2043(5)	74,793
2,071,590	3.50%, 06/20/2046	1,972,997
2,093,923	3.50%, 02/20/2047	1,992,096
291,476	3.50%, 07/20/2047	277,346
2,288,696	3.50%, 08/20/2047	2,176,177
81,403	3.50%, 09/20/2047	77,318
100,418	3.50%, 10/20/2047	95,463
477,330	3.50%, 11/20/2047	453,535
432,694	3.50%, 03/20/2048	411,156
1,673,299	3.50%, 07/20/2049	1,584,239
45,290,488	3.50%, 03/20/2052(16)	42,491,786
3,287,652	3.50%, 08/20/2052	3,082,782
2,932,232	3.50%, 09/20/2052	2,749,507
22,665,967	3.50%, 11/20/2052	21,253,527
1,294,352	3.88%, 08/15/2042	1,269,359
206,893	4.00%, 04/16/2026(5)	5,174
50,656	4.00%, 12/16/2026(5)	1,522
744,072	4.00%, 05/20/2029(5)	24,334
740,624	4.00%, 09/20/2040	729,389
128,435	4.00%, 10/20/2040	125,694
339,625	4.00%, 12/20/2040	334,472
66,712	4.00%, 02/15/2041	65,333
128,150	4.00%, 05/16/2042(5)	13,997
2,169,761	4.00%, 09/16/2042(5)	437,282
313,721	4.00%, 03/20/2043(5)	56,101
115,056	4.00%, 01/20/2044(5)	20,365
1,716,398	4.00%, 02/20/2045	1,687,689
1,321,996	4.00%, 08/20/2045	1,291,636
938,918	4.00%, 03/20/2047(5)	139,019
447,811	4.00%, 11/20/2047	432,318
1,171,241	4.00%, 03/20/2048	1,131,640
4,676,193	4.00%, 07/20/2048	4,545,990
33,075,000	4.00%, 05/18/2053(16)	31,757,168
13,417	4.50%, 07/15/2033	13,460
26,842	4.50%, 05/15/2040	27,143
217,595	4.50%, 06/15/2041	219,008
19,515	4.50%, 09/20/2041	19,652
10,049	4.50%, 05/20/2044	10,101
525,073	4.50%, 06/20/2044	527,783
441,667	4.50%, 10/20/2044	443,943
443,502	4.50%, 04/20/2045(5)	82,270
751,034	4.50%, 05/20/2045(5)	136,558
2,451,755	4.50%, 08/20/2045(5)	465,324
368,886	4.50%, 01/20/2046	370,785
1,505,251	4.50%, 12/16/2046(5)	219,063
1,403,492	4.50%, 01/20/2047(5)	162,313
1,630,596	4.50%, 05/20/2048(5)	258,821
1,267,992	4.50%, 08/20/2049	1,249,046
2,107,201	4.50%, 09/20/2049	2,080,197
19,850,000	4.50%, 05/18/2053(16)	19,437,492
60,599	5.00%, 05/20/2034	62,211
21,615	5.00%, 07/15/2039	22,287
1,162,552	5.00%, 02/16/2040(5)	239,619
199,904	5.00%, 05/20/2040(5)	38,847
317,652	5.00%, 06/15/2041	329,831

The accompanying notes are an integral part of these financial statements.
147

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Government National Mortgage Association - 10.4% - (continued)
$ 431,315	5.00%, 10/16/2041(5)	$ 68,719
446,819	5.00%, 03/15/2044	464,029
731,919	5.00%, 06/20/2046(5)	99,711
250,588	5.00%, 01/16/2047(5)	50,692
184,568	5.00%, 09/16/2047(5)	34,842
219,732	5.00%, 06/20/2048(5)	35,521
4,948,429	5.00%, 06/15/2052	5,023,052
195,633	5.00%, 07/15/2052	198,583
19,000,000	5.00%, 05/18/2053(16)	18,896,094
198,119	5.50%, 05/15/2033	202,534
13,920	5.50%, 06/15/2035	14,303
19,391	5.50%, 04/15/2038	19,803
170,065	5.50%, 05/20/2038	172,815
713,561	5.50%, 03/20/2039(5)	100,904
815,021	5.50%, 02/16/2047(5)	130,654
416,457	5.50%, 02/20/2047(5)	68,156
1,000,000	5.50%, 05/18/2053(16)	1,017,617
642,643	5.88%, 07/20/2039(4)(5)	59,474
24,463	6.00%, 11/15/2032	24,968
70,204	6.00%, 02/15/2033	71,610
8,905	6.00%, 07/15/2033	9,083
13,903	6.00%, 10/15/2034	14,182
120,492	6.00%, 03/15/2036	123,946
1,656	6.00%, 05/15/2036	1,721
66,443	6.00%, 08/15/2039	67,774
5,282	6.00%, 09/15/2039	5,388
10,307	6.00%, 06/15/2040	10,514
950,930	6.00%, 09/20/2040(5)	165,118
826,747	6.00%, 02/20/2046(5)	136,493
7,465	6.50%, 09/15/2028	7,653
534	6.50%, 10/15/2028	547
3,017	6.50%, 12/15/2028	3,093
16,419	6.50%, 05/15/2029	16,832
16,440	6.50%, 08/15/2031	16,854
1,466	6.50%, 09/15/2031	1,503
6,419	6.50%, 10/15/2031	6,580
83,483	6.50%, 11/15/2031	85,619
18,169	6.50%, 01/15/2032	18,668
3,950	6.50%, 03/15/2032	4,052
3,766	6.50%, 04/15/2032	3,861
		331,145,267
	Uniform Mortgage-Backed Security - 17.6%
625,000	1.50%, 05/15/2053(16)	491,120
10,986,000	2.00%, 05/15/2038(16)	9,887,400
99,606,000	2.00%, 05/15/2053(16)	82,627,292
7,485,000	2.50%, 05/15/2038(16)	6,928,303
7,959,000	2.50%, 05/11/2053(16)	6,873,970
18,480,000	3.00%, 05/15/2038(16)	17,530,012
12,555,000	3.50%, 05/15/2038(16)	12,123,971
2,610,000	4.00%, 05/15/2038(16)	2,558,616
36,238,000	4.50%, 05/15/2038(16)	35,983,201
225,023,000	4.50%, 05/15/2053(16)	219,529,275
21,500,000	5.00%, 05/15/2053(16)	21,341,270
138,233,000	5.50%, 05/15/2053(16)	139,199,551
3,250,000	6.00%, 05/15/2053(16)	3,309,922
		558,383,903
	Total U.S. Government Agencies (cost $1,524,202,395)	$ 1,477,934,772
U.S. GOVERNMENT SECURITIES - 24.4%
	U.S. Treasury Securities - 24.4%
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	$ 636,738
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 24.4% - (continued)
	U.S. Treasury Securities - 24.4% - (continued)
	U.S. Treasury Bonds - 13.9%
$ 100,845,000	1.25%, 05/15/2050	$ 58,714,637
23,005,000	1.38%, 08/15/2050	13,823,669
18,100,000	2.50%, 02/15/2046(17)	14,403,641
23,034,000	2.88%, 11/15/2046	19,648,182
6,035,000	3.00%, 05/15/2045	5,268,838
12,500,000	3.00%, 02/15/2047	10,888,184
17,840,000	3.00%, 02/15/2048	15,552,159
58,725,000	3.00%, 08/15/2052	51,531,187
28,740,000	3.13%, 02/15/2043	25,941,218
55,100,000	3.13%, 08/15/2044(18)	49,325,262
22,900,000	3.13%, 05/15/2048	20,435,566
16,225,000	3.38%, 08/15/2042	15,261,641
63,465,000	3.38%, 05/15/2044	59,228,216
45,020,000	3.88%, 02/15/2043	45,442,062
19,765,000	4.00%, 11/15/2042	20,336,332
16,255,000	4.00%, 11/15/2052	17,240,459
		443,041,253
	U.S. Treasury Inflation-Protected Bonds - 0.4%
7,698,562	0.13%, 02/15/2052(19)	5,247,277
7,926,276	0.25%, 02/15/2050(19)	5,671,699
		10,918,976
	U.S. Treasury Inflation-Protected Notes - 3.6%
3,419,732	0.13%, 07/15/2030(19)	3,162,885
39,921,466	0.25%, 07/15/2029(19)	37,645,864
26,403,659	0.75%, 07/15/2028(19)	25,775,026
48,392,748	1.13%, 01/15/2033(19)	47,842,186
		114,425,961
	U.S. Treasury Notes - 6.5%
50,025,000	1.38%, 11/15/2031	42,448,948
67,025,000	2.75%, 08/15/2032	63,296,736
42,230,000	4.13%, 11/15/2032	44,486,666
56,410,000	4.63%, 03/15/2026	57,692,446
		207,924,796
	Total U.S. Government Securities (cost $872,935,633)	$ 776,947,724
COMMON STOCKS - 0.0%
	Energy - 0.0%
38,914	Ascent Resources Marcellus Holdings LLC Class A*(6)	$ 38,914
13,623	PES Energy Liquidating Trust*(6)	—
	Total Common Stocks (cost $239,821)	$ 38,914
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 6.28%(4)(20)	$ 357,378
	Total Preferred Stocks (cost $332,990)	$ 357,378
	Total Long-Term Investments (cost $4,182,149,018)	$ 3,895,019,762

The accompanying notes are an integral part of these financial statements.
148

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 9,307,724	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $9,311,439; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $9,493,893		$ 9,307,724
	Securities Lending Collateral - 0.0%
319,153	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(21)		319,153
1,063,844	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(21)		1,063,844
319,154	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(21)		319,154
319,154	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(21)		319,154
			2,021,305
	Total Short-Term Investments (cost $11,329,029)		$ 11,329,029
	Total Investments Excluding Purchased Options (cost $4,193,478,047)	122.8%	$ 3,906,348,791
	Total Purchased Options (cost $441,750)	0.0%	$ 453,792
	Total Investments (cost $4,193,919,797)	122.8%	$ 3,906,802,583
	Other Assets and Liabilities	(22.8)%	(726,211,217)
	Total Net Assets	100.0%	$ 3,180,591,366
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $890,082,672, representing 28.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Investment valued using significant unobservable inputs.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,574,250 at April 30, 2023.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $39,101,176, representing 1.2% of net assets.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $11,379,672.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2023, the market value of securities pledged was $9,847,148.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(21)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
149

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

OTC Swaptions Outstanding at April 30, 2023
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
1D USD SOFR Compound*	BCLY	3.11%	Pay	04/20/2026	USD	3,875,000	$ 252,834	$ 220,875	$ 31,959
Put
1D USD SOFR Compound*	BCLY	3.11%	Pay	04/20/2026	USD	3,875,000	$ 200,958	$ 220,875	$ (19,917)
Total purchased OTC swaption contracts							$ 453,792	$ 441,750	$ 12,042

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,255	06/30/2023	$ 258,735,898	$ (902,776)
U.S. Treasury 5-Year Note Future	4,141	06/30/2023	454,442,400	1,173,341
Total				$ 270,565
Short position contracts:
Canadian 10-Year Bond Future	467	06/21/2023	$ 43,458,213	$ (1,607,241)
Euro BUXL 30-Year Bond Future	278	06/08/2023	42,732,801	(1,641,931)
Euro-BOBL Future	543	06/08/2023	70,585,219	(189,087)
Euro-BUND Future	261	06/08/2023	38,986,516	(1,406,916)
U.S. Treasury 10-Year Note Future	425	06/21/2023	48,961,328	(214,211)
U.S. Treasury 10-Year Ultra Future	40	06/21/2023	4,858,125	(44,793)
U.S. Treasury Long Bond Future	115	06/21/2023	15,140,469	(688,953)
U.S. Treasury Ultra Bond Future	488	06/21/2023	69,006,250	(1,583,697)
Total				$ (7,376,829)
Total futures contracts				$ (7,106,264)

TBA Sale Commitments Outstanding at April 30, 2023
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.50%	$ 12,810,000	05/15/2053	$ (11,063,646)	$ 51,030
Uniform Mortgage-Backed Security, 3.00%	55,535,000	05/15/2053	(49,777,389)	180,116
Uniform Mortgage-Backed Security, 3.50%	76,407,000	05/15/2053	(70,895,791)	367,713
Uniform Mortgage-Backed Security, 4.00%	35,226,000	05/15/2053	(33,625,694)	100,735
Total TBA sale commitments (proceeds receivable $166,062,114)			$ (165,362,520)	$ 699,594
At April 30, 2023, the aggregate market value of TBA Sale Commitments represents (5.2)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.38.V1	USD	49,340,000	(1.00%)	12/20/2027	Quarterly	$ 2,995,925	$ 2,589,793	$ (406,132)
Total						$ 2,995,925	$ 2,589,793	$ (406,132)
The accompanying notes are an integral part of these financial statements.
150

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	9,715,000	(1.00%)	06/20/2027	Quarterly	$ 450,947	$ 249,673	$ (201,274)
Total						$ 450,947	$ 249,673	$ (201,274)
Total centrally cleared credit default swap contracts						$ 3,446,872	$ 2,839,466	$ (607,406)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3.16% Fixed	12 Mo. USD SOFR	USD	460,000	04/22/2036	Annual	$ —	$ —	$ (5,548)	$ (5,548)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(75,557)	3,613,416	3,688,973
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	87,603	—	166,173	78,570
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	9,679	—	70,862	61,183
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(86,214)	(444,578)	(358,364)
Total centrally cleared interest rate swaps contracts						$ 97,282	$ (161,771)	$ 3,400,325	$ 3,464,814

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,899,000	EUR	5,241,284	USD	SSG	06/21/2023	$ 173,122
1,225,000	EUR	1,326,378	USD	BNP	06/21/2023	27,500
11,231,649	USD	58,910,000	BRL	CBK	06/21/2023	(462,226)
1,293,002	USD	1,172,731	EUR	UBS	05/31/2023	(1,682)
65,050,181	USD	60,565,000	EUR	DEUT	06/21/2023	(1,886,649)
Total foreign currency contracts						$ (2,149,935)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
151

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 719,481,000	$ —	$ 714,906,750	$ 4,574,250
Corporate Bonds	781,287,616	—	781,287,616	—
Foreign Government Obligations	92,853,686	—	92,853,686	—
Municipal Bonds	46,004,398	—	46,004,398	—
Senior Floating Rate Interests	114,274	—	114,274	—
U.S. Government Agencies	1,477,934,772	—	1,477,934,772	—
U.S. Government Securities	776,947,724	—	776,947,724	—
Common Stocks
Energy	38,914	—	—	38,914
Preferred Stocks	357,378	357,378	—	—
Short-Term Investments	11,329,029	2,021,305	9,307,724	—
Purchased Options	453,792	—	453,792	—
Foreign Currency Contracts(2)	200,622	—	200,622	—
Futures Contracts(2)	1,173,341	1,173,341	—	—
Swaps - Interest Rate(2)	3,828,726	—	3,828,726	—
Total	$ 3,912,005,272	$ 3,552,024	$ 3,903,840,084	$ 4,613,164
Liabilities
Foreign Currency Contracts(2)	$ (2,350,557)	$ —	$ (2,350,557)	$ —
Futures Contracts(2)	(8,279,605)	(8,279,605)	—	—
Swaps - Credit Default(2)	(607,406)	—	(607,406)	—
Swaps - Interest Rate(2)	(363,912)	—	(363,912)	—
TBA Sale Commitments	(165,362,520)	—	(165,362,520)	—
Total	$ (176,964,000)	$ (8,279,605)	$ (168,684,395)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
152

The Hartford World Bond Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
	Bermuda - 0.6%
	Bellemeade Re Ltd.
$ 220,347	6.57%, 03/25/2031, 1 mo. USD SOFR + 1.75%(1)(2)	$ 220,235
2,000,000	7.97%, 09/25/2031, 1 mo. USD SOFR + 3.15%(1)(2)	1,909,613
2,315,000	8.52%, 01/26/2032, 1 mo. USD SOFR + 3.70%(1)(2)	2,195,772
1,500,000	8.82%, 09/27/2032, 1 mo. USD SOFR + 4.00%(1)(2)	1,523,112
2,430,000	9.87%, 10/25/2030, 1 mo. USD LIBOR + 4.85%(1)(2)	2,515,649
1,145,000	10.02%, 06/25/2030, 1 mo. USD LIBOR + 5.00%(1)(2)	1,172,171
2,750,000	Home RE Ltd. 7.67%, 10/25/2034, 1 mo. USD SOFR + 2.85%(1)(2)	2,765,094
22,158	Oaktown Re VI Ltd. 6.47%, 10/25/2033, 1 mo. USD SOFR + 1.65%(1)(2)	22,151
	Radnor RE Ltd.
3,135,000	8.57%, 09/25/2032, 1 mo. USD SOFR + 3.75%(1)(2)	3,175,417
2,780,000	11.57%, 09/25/2032, 1 mo. USD SOFR + 6.75%(1)	2,950,804
3,066,171	RR 24 Ltd. 7.39%, 01/15/2032, 3 mo. USD SOFR + 2.40%(1)(2)	3,071,132
1,625,000	Traingle Re Ltd. 12.77%, 10/25/2030, 1 mo. USD LIBOR + 7.75%(1)(2)	1,644,859
		23,166,009
	Canada - 0.1%
3,010,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	2,960,492
	Cayman Islands - 2.6%
1,750,000	37 Capital CLO III 7.12%, 04/15/2036, 3 mo. USD SOFR + 3.00%(1)(2)	1,749,849
3,150,000	720 East CLO Ltd. 6.98%, 04/15/2036, 3 mo. USD SOFR + 2.10%(1)(2)	3,139,822
2,750,000	AB BSL CLO 2 Ltd. 6.36%, 04/15/2034, 3 mo. USD LIBOR + 1.10%(1)(2)	2,673,120
2,125,000	Apidos CLO XII 7.86%, 04/15/2031, 3 mo. USD LIBOR + 2.60%(1)(2)	1,894,542
2,625,000	Apidos CLO XXXII 6.57%, 01/20/2033, 3 mo. USD LIBOR + 1.32%(1)(2)	2,603,593
	Arbor Realty Collateralized Loan Obligation Ltd.
2,290,000	7.17%, 02/15/2035, 1 mo. USD SOFR + 2.28%(1)(2)	2,222,175
2,500,000	7.82%, 02/15/2035, 1 mo. USD SOFR + 2.93%(1)(2)	2,374,156
1,500,000	Ares LXIV CLO Ltd. 6.43%, 04/15/2035, 3 mo. USD SOFR + 1.44%(1)(2)	1,489,980
1,285,000	Ares XXXIV CLO Ltd. 6.86%, 04/17/2033, 3 mo. USD LIBOR + 1.60%(1)(2)	1,249,034
500,000	Atrium IX 8.55%, 05/28/2030, 3 mo. USD LIBOR + 3.60%(1)(2)	472,671
1,000,000	Ballyrock CLO 18 Ltd. 6.91%, 01/15/2035, 3 mo. USD LIBOR + 1.65%(1)(2)	957,005
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8% - (continued)
	Cayman Islands - 2.6% - (continued)
$ 1,685,000	Barings CLO Ltd. 7.40%, 04/20/2036, 3 mo. USD SOFR + 2.30%(1)(2)	$ 1,676,914
480,000	BDS Ltd. 7.26%, 12/16/2036, 1 mo. USD LIBOR + 2.30%(1)(2)	455,138
1,685,000	Benefit Street Partners CLO XIX Ltd. 12.28%, 01/15/2033, 3 mo. USD LIBOR + 7.02%(1)(2)	1,544,810
2,000,000	Benefit Street Partners CLO XXII Ltd. 6.40%, 04/20/2035, 3 mo. USD SOFR + 1.35%(1)(2)	1,957,960
500,000	Carlyle C17 CLO Ltd. 8.10%, 04/30/2031, 3 mo. USD LIBOR + 2.80%(1)(2)	453,096
890,000	Cent CLO 21 Ltd. 8.49%, 07/27/2030, 3 mo. USD LIBOR + 3.20%(1)(2)	764,108
940,000	Dryden 36 Senior Loan Fund 12.13%, 04/15/2029, 3 mo. USD SOFR + 7.14%(1)(2)	837,340
1,500,000	Elmwood CLO 21 Ltd. 7.30%, 11/20/2035, 3 mo. USD SOFR + 2.25%(1)(2)	1,504,395
2,120,000	Elmwood CLO 22 Ltd. 7.78%, 04/17/2036, 3 mo. USD SOFR + 3.00%(1)(2)	2,111,579
1,280,000	Flatiron CLO 20 Ltd. 6.67%, 11/20/2033, 3 mo. USD LIBOR + 1.75%(1)(2)	1,250,668
770,000	Greystone CRE Notes Ltd. 7.00%, 07/15/2039, 1 mo. USD SOFR + 2.11%(1)(2)	718,619
1,500,000	Harriman Park CLO Ltd. 8.35%, 04/20/2034, 3 mo. USD LIBOR + 3.10%(1)(2)	1,398,965
1,950,000	Hayfin U.S. XII Ltd. 9.41%, 01/20/2034, 3 mo. USD LIBOR + 4.16%(1)(2)	1,817,269
1,183,564	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,017,865
2,131,063	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,726,119
500,000	Jay Park CLO Ltd. 10.45%, 10/20/2027, 3 mo. USD LIBOR + 5.20%(1)(2)	462,901
1,305,400	KKR CLO 32 Ltd. 12.41%, 01/15/2032, 3 mo. USD LIBOR + 7.15%(1)(2)	1,215,099
900,000	LCM XVIII LP 8.71%, 07/15/2027, 3 mo. USD LIBOR + 3.45%(1)(2)	891,411
2,240,000	LCM XX LP 7.20%, 10/20/2027, 3 mo. USD LIBOR + 1.95%(1)(2)	2,183,563
3,000,000	Madison Park Funding XIII Ltd. 7.17%, 04/19/2030, 3 mo. USD LIBOR + 1.90%(1)(2)	2,928,429
430,000	Magnetite XV Ltd. 8.08%, 07/25/2031, 3 mo. USD SOFR + 3.01%(1)(2)	406,537
2,775,000	Magnetite XXV Ltd. 8.56%, 01/25/2032, 3 mo. USD LIBOR + 3.30%(1)(2)	2,629,082
2,015,000	Magnetite XXXIV Ltd. 7.03%, 04/20/2036, 3 mo. USD SOFR + 1.87%(1)(2)	2,007,905
750,000	Neuberger Berman Loan Advisers CLO 39 Ltd. 12.45%, 01/20/2032, 3 mo. USD LIBOR + 7.20%(1)(2)	723,652

The accompanying notes are an integral part of these financial statements.
153

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8% - (continued)
	Cayman Islands - 2.6% - (continued)
$ 2,250,000	Neuberger Berman Loan Advisers CLO 49 Ltd. 6.49%, 07/25/2034, 3 mo. USD SOFR + 1.42%(1)(2)	$ 2,236,520
	OCP CLO Ltd.
2,130,000	8.27%, 04/24/2029, 3 mo. USD LIBOR + 3.00%(1)(2)	2,065,452
750,000	9.01%, 01/17/2032, 3 mo. USD LIBOR + 3.75%(1)(2)	701,114
1,000,000	12.87%, 10/09/2033, 3 mo. USD LIBOR + 7.66%(1)(2)	954,633
2,240,000	Octagon 66 Ltd. 6.71%, 08/16/2033, 3 mo. USD SOFR + 1.94%(1)(2)	2,238,018
2,560,000	Octagon 67 Ltd. 7.87%, 04/25/2036, 3 mo. USD SOFR + 3.10%(1)(2)	2,552,174
2,765,000	Octagon Investment Partners 28 Ltd. 7.52%, 10/24/2030, 3 mo. USD LIBOR + 2.25%(1)(2)	2,652,152
970,000	Octagon Investment Partners XXI Ltd. 11.87%, 02/14/2031, 3 mo. USD LIBOR + 7.00%(1)(2)	861,917
1,500,000	OZLM XVIII Ltd. 7.11%, 04/15/2031, 3 mo. USD LIBOR + 1.85%(1)(2)	1,410,581
1,370,000	Palmer Square CLO Ltd. 7.33%, 01/20/2036, 3 mo. USD SOFR + 2.60%(1)(2)	1,374,192
	Palmer Square Loan Funding Ltd.
1,500,000	6.56%, 11/25/2028, 3 mo. USD LIBOR + 1.60%(1)(2)	1,486,061
2,190,000	6.82%, 02/20/2028, 3 mo. USD LIBOR + 1.90%(1)(2)	2,155,400
1,110,000	7.32%, 05/20/2029, 3 mo. USD LIBOR + 2.40%(1)(2)	1,061,951
750,000	7.42%, 02/20/2028, 3 mo. USD LIBOR + 2.50%(1)(2)	727,723
1,100,000	7.53%, 07/24/2031, 3 mo. USD SOFR + 2.75%(1)(2)	1,087,907
2,145,000	8.09%, 10/15/2030, 3 mo. USD SOFR + 3.10%(1)(2)	2,060,648
1,155,000	Race Point VIII CLO Ltd. 8.42%, 02/20/2030, 3 mo. USD LIBOR + 3.50%(1)(2)	1,076,557
500,000	Regatta XVII Funding Ltd. 12.87%, 10/15/2033, 3 mo. USD LIBOR + 7.61%(1)(2)	467,277
1,008,704	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	847,446
1,875,000	Sixth Street CLO XXII Ltd. 7.78%, 04/22/2036, 3 mo. USD SOFR + 3.00%(1)(2)	1,870,095
1,500,000	Sound Point CLO II Ltd. 7.12%, 01/26/2031, 3 mo. USD LIBOR + 1.85%(1)(2)	1,375,167
835,000	Sound Point CLO V-R Ltd. 8.36%, 07/18/2031, 3 mo. USD LIBOR + 3.10%(1)(2)	683,202
1,350,000	Sound Point CLO XXXIII Ltd. 6.97%, 04/25/2035, 3 mo. USD SOFR + 1.90%(1)(2)	1,277,014
3,300,000	Stratus CLO Ltd. 7.15%, 12/28/2029, 3 mo. USD LIBOR + 1.90%(1)(2)	3,164,208
1,000,000	Symphony CLO XXII Ltd. 7.41%, 04/18/2033, 3 mo. USD LIBOR + 2.15%(1)(2)	954,870
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8% - (continued)
	Cayman Islands - 2.6% - (continued)
$ 1,000,000	TCI-Flatiron CLO Ltd. 11.24%, 01/17/2032, 3 mo. USD SOFR + 6.25%(1)(2)	$ 903,426
697,853	Thunderbolt II Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	587,473
		92,342,549
	Jersey - 0.1%
2,440,000	Apidos CLO XLII Ltd. 6.80%, 01/20/2036, 3 mo. USD SOFR + 2.20%(1)(2)	2,457,851
1,800,000	Ballyrock CLO 23 Ltd. 8.19%, 04/25/2036, 3 mo. USD SOFR + 3.20%(1)(2)	1,781,899
985,000	Benefit Street Partners CLO XXX Ltd. 8.26%, 04/25/2036, 3 mo. USD SOFR + 3.55%(1)(2)	987,776
		5,227,526
	United States - 5.4%
	AASET Trust
618,386	3.54%, 01/15/2047(1)	470,408
946,528	3.84%, 05/15/2039(1)	681,500
810,000	ACRE Commercial Mortgage Ltd. 6.36%, 12/18/2037, 1 mo. USD LIBOR + 1.40%(1)(2)	753,196
2,260,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	2,242,076
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,102,347
1,880,000	American Credit Acceptance Receivables Trust 2.46%, 03/13/2028(1)	1,763,822
	AMSR Trust
2,384,000	2.01%, 11/17/2037(1)	2,147,575
1,820,000	4.00%, 04/17/2040(1)	1,735,932
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(4)	1,522,312
1,717,000	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,660,162
1,650,000	Antler Mortgage Trust 2.12%, 11/25/2024(1)(3)	1,605,537
	Arbor Realty Commercial Real Estate Notes Ltd.
1,060,000	6.35%, 05/15/2036, 1 mo. USD LIBOR + 1.40%(1)(2)	1,016,847
895,000	6.55%, 08/15/2034, 1 mo. USD LIBOR + 1.60%(1)(2)	840,824
1,295,000	6.75%, 09/15/2034, 1 mo. USD SOFR + 1.86%(1)(2)	1,279,523
3,035,000	Avis Budget Rental Car Funding AESOP LLC 6.12%, 04/20/2027(1)	3,110,044
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	400,533
1,500,000	Battery Park CLO II Ltd. 8.25%, 10/20/2035, 3 mo. USD SOFR + 3.20%(1)(2)	1,493,067
	BBCMS Mortgage Trust
5,206,429	1.73%, 04/15/2053(4)(5)	370,404
545,000	6.77%, 08/15/2036, 1 mo. USD LIBOR + 1.83%(1)(2)	540,179
2,723,944	Benchmark Mortgage Trust 1.20%, 03/15/2052(4)(5)	124,641

The accompanying notes are an integral part of these financial statements.
154

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8% - (continued)
	United States - 5.4% - (continued)
$ 1,150,000	BPR Trust 6.42%, 12/15/2038, 1 mo. USD SOFR + 1.53%(1)(2)	$ 1,073,470
	Bravo Residential Funding Trust
2,416,292	1.99%, 10/25/2059(1)(3)	2,305,304
432,000	2.29%, 03/25/2060(1)(4)	358,007
1,090,000	2.32%, 02/25/2049(1)(4)	798,346
1,334,000	5.09%, 05/25/2060(1)(4)	1,247,565
1,500,000	Bridge Trust 3.40%, 11/17/2037(1)	1,421,719
	BX Commercial Mortgage Trust
1,169,000	6.95%, 09/15/2036, 1 mo. USD LIBOR + 2.00%(1)(2)	1,098,762
2,990,000	7.00%, 06/15/2027, 1 mo. USD SOFR + 2.11%(1)(2)	2,956,271
959,000	7.10%, 10/15/2037, 1 mo. USD SOFR + 2.21%(1)(2)	912,387
2,135,000	7.75%, 10/15/2037, 1 mo. USD SOFR + 2.86%(1)(2)	2,023,198
	BX Trust
3,100,000	6.54%, 09/15/2034, 1 mo. USD LIBOR + 1.59%(1)(2)	2,880,727
1,075,000	6.59%, 10/15/2036, 1 mo. USD LIBOR + 1.65%(1)(2)	1,026,562
623,929	7.25%, 01/15/2034, 1 mo. USD SOFR + 2.36%(1)(2)	593,380
1,360,000	BXSC Commercial Mortgage Trust 7.28%, 03/15/2035, 1 mo. USD SOFR + 2.39%(1)(2)	1,322,492
895,000	CAMB Commercial Mortgage Trust 6.70%, 12/15/2037, 1 mo. USD LIBOR + 1.75%(1)(2)	874,775
7,007,115	Cantor Commercial Real Estate Lending 1.29%, 05/15/2052(4)(5)	326,574
	Castlelake Aircraft Structured Trust
300,617	2.74%, 08/15/2041(1)	272,388
1,052,706	3.97%, 04/15/2039(1)	935,551
4,041,238	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	3,639,657
	COLT Mortgage Loan Trust
2,993,067	2.99%, 02/25/2067(1)(3)	2,703,540
2,258,000	3.31%, 07/27/2054(1)(4)	1,583,852
770,000	Commercial Mortgage Trust 4.81%, 02/10/2047(4)	677,694
	Connecticut Avenue Securities Trust
2,085,493	6.02%, 01/25/2042, 1 mo. USD SOFR + 1.20%(1)(2)	2,069,470
98,737	7.12%, 10/25/2039, 1 mo. USD LIBOR + 2.10%(1)(2)	98,737
848,851	7.77%, 06/25/2042, 1 mo. USD SOFR + 2.95%(1)(2)	863,150
765,000	7.82%, 04/25/2042, 1 mo. USD SOFR + 3.00%(1)(2)	757,363
2,105,000	8.67%, 02/25/2040, 1 mo. USD LIBOR + 3.65%(1)(2)	2,121,042
1,973,997	8.77%, 09/25/2039, 1 mo. USD LIBOR + 3.75%(1)(2)	1,970,918
1,715,000	9.32%, 01/25/2042, 1 mo. USD SOFR + 4.50%(1)(2)	1,661,406
12,386,000	CSAIL Commercial Mortgage Trust 0.95%, 04/15/2050(4)(5)	120,825
	CSMC Trust
1,733,665	1.84%, 10/25/2066(1)(4)	1,422,528
584,142	3.25%, 04/25/2047(1)(4)	528,845
	DT Auto Owner Trust
375,000	2.65%, 09/15/2028(1)	323,348
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8% - (continued)
	United States - 5.4% - (continued)
$ 933,994	6.05%, 10/15/2026(1)	$ 935,669
1,315,000	ExteNet LLC 3.20%, 07/26/2049(1)	1,251,974
24,782	FCI Funding LLC 3.63%, 02/18/2031(1)	24,524
	Federal National Mortgage Association Connecticut Avenue Securities
1,246,985	7.17%, 11/25/2039, 1 mo. USD LIBOR + 2.15%(1)(2)	1,243,875
1,696,319	7.37%, 01/25/2031, 1 mo. USD LIBOR + 2.35%(2)	1,718,196
1,856,739	8.27%, 01/25/2040, 1 mo. USD LIBOR + 3.25%(1)(2)	1,802,207
2,500,000	8.42%, 10/25/2039, 1 mo. USD LIBOR + 3.40%(1)(2)	2,474,971
1,000,000	8.62%, 01/25/2030, 1 mo. USD LIBOR + 3.60%(2)	1,054,857
2,325,000	9.27%, 01/25/2031, 1 mo. USD LIBOR + 4.25%(2)	2,536,645
2,400,000	9.37%, 07/25/2031, 1 mo. USD LIBOR + 4.35%(1)(2)	2,509,271
1,730,000	9.57%, 09/25/2042, 1 mo. USD SOFR + 4.75%(1)(2)	1,804,051
186,599	9.92%, 11/25/2024, 1 mo. USD LIBOR + 4.90%(2)	196,035
3,295,180	10.27%, 06/25/2039, 1 mo. USD LIBOR + 5.25%(1)(2)	3,409,782
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	511,457
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	1,856,421
820,361	4.25%, 07/17/2039(1)	787,086
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	784,644
2,410,000	FS Rialto Issuer LLC 7.50%, 08/17/2037, 1 mo. USD SOFR + 2.58%(1)(2)	2,404,074
314,349	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	285,619
838,291	GCAT Trust 4.21%, 02/25/2067(1)(4)	802,364
425,000	GLS Auto Receivables Issuer Trust 3.97%, 01/18/2028(1)	404,093
1,228,515	GS Mortgage Securities Corp. Trust 6.90%, 09/15/2031, 1 mo. USD LIBOR + 1.95%(1)(2)	1,200,507
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,643,165
2,055,717	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,917,489
1,400,000	HONO Mortgage Trust 6.80%, 10/15/2036, 1 mo. USD LIBOR + 1.85%(1)(2)	1,291,513
798,718	Imperial Fund Mortgage Trust 5.94%, 02/25/2068(1)(3)	797,698
470,304	JP Morgan Chase Bank NA - JPMWM 6.12%, 03/25/2051, 1 mo. USD SOFR + 1.30%(1)(2)	416,423
	JP Morgan Chase Commercial Mortgage Securities Trust
2,580,000	3.62%, 01/16/2037(1)	2,168,366
2,630,000	6.65%, 04/15/2038, 1 mo. USD LIBOR + 1.70%(1)(2)	2,498,159

The accompanying notes are an integral part of these financial statements.
155

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8% - (continued)
	United States - 5.4% - (continued)
$ 39,169,946	JPMBB Commercial Mortgage Securities Trust 0.74%, 09/15/2047(4)(5)	$ 214,279
	Legacy Mortgage Asset Trust
313,792	1.89%, 10/25/2066(1)(3)	286,687
2,814,099	6.25%, 11/25/2059(1)(3)	2,816,206
1,097,760	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	1,058,561
	LHOME Mortgage Trust
1,231,968	2.09%, 02/25/2026(1)(4)	1,175,855
1,680,000	2.09%, 06/25/2026(1)(3)	1,618,182
915,000	3.97%, 02/25/2027(1)	878,381
1,690,709	Life Mortgage Trust 7.35%, 03/15/2038, 1 mo. USD SOFR + 2.46%(1)(2)	1,585,932
1,109,246	LSTAR Securities Investment Ltd. 7.83%, 02/01/2026, 1 mo. USD LIBOR + 2.80%(1)(2)	1,079,755
2,075,000	Mercury Financial Credit Card Master Trust 2.50%, 09/21/2026(1)	1,955,999
1,158,242	MFA Trust 5.75%, 11/25/2067(1)(3)	1,148,986
3,000,000	MHC Commercial Mortgage Trust 6.61%, 04/15/2038, 1 mo. USD SOFR + 1.72%(1)(2)	2,858,439
	Morgan Stanley Capital I Trust
7,808,346	1.48%, 06/15/2050(4)(5)	270,750
1,600,000	6.15%, 07/15/2035, 1 mo. USD LIBOR + 1.20%(1)(2)	1,567,808
1,620,000	7.19%, 12/15/2036, 1 mo. USD LIBOR + 2.24%(1)(2)	1,144,131
	Morgan Stanley Eaton Vance CLO Ltd.
1,460,000	6.94%, 04/15/2035, 3 mo. USD SOFR + 1.95%(1)(2)	1,413,487
2,000,000	7.90%, 10/20/2035, 3 mo. USD SOFR + 2.85%(1)(2)	1,972,770
1,110,225	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	941,150
3,115,000	NYMT Loan Trust I 2.24%, 05/25/2026(1)(3)	3,045,634
1,809,725	Planet Fitness Master Issuer LLC 4.67%, 09/05/2048(1)	1,751,220
158,070	PMT Credit Risk Transfer Trust 8.72%, 11/27/2031, 1 mo. USD LIBOR + 3.70%(1)(2)	153,600
603,000	Prestige Auto Receivables Trust 1.53%, 02/15/2028(1)	564,893
	Preston Ridge Partners Mortgage LLC
1,458,288	1.79%, 06/25/2026(1)(3)	1,352,920
476,183	2.36%, 11/25/2025(1)(3)	457,172
780,000	3.47%, 07/25/2026(1)(3)	649,306
1,145,000	3.67%, 08/25/2026(1)(3)	972,408
970,000	3.72%, 04/25/2026(1)(3)	869,777
1,870,000	3.97%, 10/25/2026(1)(4)	1,574,405
	PRET LLC
565,000	3.72%, 07/25/2051(1)(3)	462,116
1,325,000	3.84%, 07/25/2051(1)(3)	1,099,705
	Progress Residential Trust
1,335,000	2.55%, 04/19/2038(1)	1,149,288
1,970,000	3.18%, 10/17/2038(1)	1,655,267
1,355,000	4.65%, 03/17/2040(1)	1,292,551
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8% - (continued)
	United States - 5.4% - (continued)
	Ready Capital Mortgage Financing LLC
$ 395,000	6.92%, 07/25/2036, 1 mo. USD LIBOR + 1.90%(1)(2)	$ 370,042
1,880,000	7.34%, 10/25/2039, 1 mo. USD SOFR + 2.37%(1)(2)	1,867,351
1,274,323	Santander Bank Auto Credit-Linked Notes 5.28%, 05/15/2032(1)	1,244,868
	Santander Drive Auto Receivables Trust
885,000	3.76%, 07/16/2029	853,473
900,000	4.11%, 08/17/2026	889,380
955,000	SFO Commercial Mortgage Trust 6.45%, 05/15/2038, 1 mo. USD LIBOR + 1.50%(1)(2)	813,036
845,000	SG Commercial Mortgage Securities Trust 4.99%, 10/10/2048(4)	690,729
752,888	Sonic Capital LLC 2.19%, 08/20/2051(1)	618,724
1,450,732	STACR Trust 7.42%, 02/25/2047, 1 mo. USD LIBOR + 2.40%(1)(2)	1,448,830
1,635,000	STAR Trust 7.40%, 04/17/2038, 1 mo. USD SOFR + 2.51%(1)(2)	1,513,143
1,370,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(3)	1,325,801
1,906,564	Towd Point Mortgage Trust 3.75%, 01/25/2063(1)	1,785,928
954,000	Tricolor Auto Securitization Trust 4.34%, 05/15/2025(1)	939,340
490,000	Tricon Residential Trust 4.75%, 04/17/2039(1)	460,591
3,325,000	Vantage Data Centers LLC 1.65%, 09/15/2045(1)	2,995,642
	VCAT LLC
3,476,000	3.84%, 08/25/2051(1)(3)	2,878,929
1,270,000	3.97%, 09/25/2051(1)(3)	1,061,538
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(4)	1,333,863
531,243	5.85%, 12/25/2067(1)(3)	530,344
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	938,036
429,499	VOLT C LLC 1.99%, 05/25/2051(1)(3)	392,510
750,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(3)	684,758
1,225,241	VOLT XCV LLC 2.24%, 03/27/2051(1)(3)	1,134,769
849,883	VOLT XCVI LLC 2.12%, 03/27/2051(1)(3)	789,845
1,865,000	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,644,539
2,250,000	Voya CLO Ltd. 7.90%, 10/20/2034, 3 mo. USD SOFR + 2.85%(1)(2)	2,251,845
1,652,891	WAVE LLC 3.60%, 09/15/2044(1)	1,283,486
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,461,825
1,455,000	3.15%, 09/15/2057(1)	1,126,537
	Wells Fargo NA
3,561,374	1.10%, 02/15/2052(4)(5)	145,753
10,075,643	1.16%, 04/15/2052(4)(5)	472,567
9,499,352	1.34%, 03/15/2063(4)(5)	575,723
	Westlake Automobile Receivables Trust
1,825,000	2.33%, 08/17/2026(1)	1,709,977

The accompanying notes are an integral part of these financial statements.
156

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8% - (continued)
	United States - 5.4% - (continued)
$ 3,000,000	4.31%, 09/15/2027(1)	$ 2,938,842
850,000	5.74%, 08/15/2028(1)	852,130
2,080,000	6.29%, 03/15/2028(1)	2,110,239
	WFRBS Commercial Mortgage Trust
8,220,294	1.41%, 03/15/2047(4)(5)	37,556
1,652,738	4.99%, 06/15/2044(1)(4)	1,595,024
		195,367,050
	Total Asset & Commercial Mortgage-Backed Securities (cost $335,332,876)	$ 319,063,626
CONVERTIBLE BONDS - 0.2%
	Israel - 0.1%
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	$ 4,454,107
	United Kingdom - 0.0%
GBP 1,000,000	Trainline PLC 1.00%, 01/14/2026(6)	1,046,807
	United States - 0.1%
$ 357,000	Insulet Corp. 0.38%, 09/01/2026	532,822
500,000	JetBlue Airways Corp. 0.50%, 04/01/2026	389,550
580,000	NuVasive, Inc. 0.38%, 03/15/2025	519,390
		1,441,762
	Total Convertible Bonds (cost $7,269,944)	$ 6,942,676
CORPORATE BONDS - 13.7%
	Australia - 0.0%
1,380,000	FMG Resources August 2006 Pty. Ltd. 4.50%, 09/15/2027(1)	$ 1,311,291
	Canada - 0.2%
2,440,000	1011778 BC ULC/New Red Finance, Inc. 3.88%, 01/15/2028(1)	2,279,406
915,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	911,706
2,735,000	Nutrien Ltd. 5.90%, 11/07/2024	2,768,012
		5,959,124
	China - 0.0%
875,000	CIFI Holdings Group Co. Ltd. 4.38%, 04/12/2027(6)	127,722
875,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(6)	383,062
		510,784
	Colombia - 0.1%
	Ecopetrol SA
1,885,000	4.63%, 11/02/2031	1,414,050
1,822,000	8.88%, 01/13/2033	1,766,351
		3,180,401
	France - 0.1%
3,415,000	BPCE SA 4.00%, 09/12/2023(1)	3,387,543
EUR 414,000	CAB SELAS 3.38%, 02/01/2028(1)	362,714
		3,750,257
	Ireland - 0.2%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$ 1,415,000	1.15%, 10/29/2023	1,381,793
7,800,000	1.75%, 10/29/2024	7,305,907
		8,687,700
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Israel - 0.2%
$ 4,540,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(1)(6)	$ 3,949,800
	Teva Pharmaceutical Finance Netherlands II BV
EUR 1,530,000	3.75%, 05/09/2027	1,519,525
877,000	6.00%, 01/31/2025	978,640
		6,447,965
	Japan - 0.2%
	NTT Finance Corp.
$ 2,235,000	4.14%, 07/26/2024(1)	2,214,229
3,715,000	4.24%, 07/25/2025(1)	3,664,664
		5,878,893
	Luxembourg - 0.1%
EUR 2,075,000	Altice Financing SA 2.25%, 01/15/2025(1)	2,155,215
	Mexico - 0.0%
$ 2,085,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(7)	57,337
	Norway - 0.1%
4,825,000	Aker BP ASA 3.00%, 01/15/2025(1)	4,650,594
	Saudi Arabia - 0.1%
2,225,000	Greensaif Pipelines Bidco Sarl 6.51%, 02/23/2042(1)	2,374,414
	Spain - 0.0%
EUR 2,150,000	Grifols Escrow Issuer SA 3.88%, 10/15/2028(1)(8)	1,830,119
	Sweden - 0.0%
300,000	Verisure Holding AB 3.25%, 02/15/2027(6)	289,761
	United Kingdom - 0.6%
$ 5,675,000	CK Hutchison International 23 Ltd. 4.88%, 04/21/2033(1)	5,742,185
GBP 9,796,000	National Grid Electricity Distribution West Midlands PLC 6.00%, 05/09/2025(6)	12,327,229
$ 2,700,000	Sky Ltd. 3.75%, 09/16/2024(1)	2,649,758
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(6)	603,026
		21,322,198
	United States - 11.8%
$ 6,050,000	AbbVie, Inc. 2.60%, 11/21/2024	5,837,543
610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	577,286
700,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	711,866
EUR 239,872	Adient Global Holdings Ltd. 3.50%, 08/15/2024(6)	259,337
	American Tower Corp.
$ 4,315,000	2.40%, 03/15/2025	4,104,804
770,000	2.95%, 01/15/2025	740,882
1,000,000	4.00%, 06/01/2025	981,350
	Amgen, Inc.
11,400,000	5.25%, 03/02/2025	11,491,575
11,370,000	5.51%, 03/02/2026	11,409,560
1,370,000	Apache Corp. 4.38%, 10/15/2028	1,283,389
750,000	APX Group, Inc. 5.75%, 07/15/2029(1)	670,009

The accompanying notes are an integral part of these financial statements.
157

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	United States - 11.8% - (continued)
$ 1,220,000	Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/2028(1)	$ 1,171,127
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,645,000	4.13%, 08/15/2026(1)	1,546,730
475,000	5.25%, 04/30/2025(1)(9)	467,635
	AT&T, Inc.
6,095,000	0.90%, 03/25/2024	5,866,082
6,685,000	5.54%, 02/20/2026	6,690,916
2,130,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)(9)	1,748,647
2,680,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,505,705
1,350,000	Baxter International, Inc. 0.87%, 12/01/2023	1,312,162
	Becton Dickinson & Co.
6,325,000	3.36%, 06/06/2024	6,212,511
3,775,000	3.73%, 12/15/2024	3,698,532
18,525,000	Boeing Co. 4.51%, 05/01/2023	18,525,000
EUR 10,765,000	Booking Holdings, Inc. 4.00%, 11/15/2026	12,081,405
$ 3,225,000	Brighthouse Financial Global Funding 5.60%, 04/12/2024, 3 mo. USD SOFR + 0.76%(1)(2)	3,188,889
2,970,000	Buckeye Partners LP 4.13%, 03/01/2025(1)	2,836,132
	Caesars Entertainment, Inc.
11,330,000	6.25%, 07/01/2025(1)	11,348,298
275,000	8.13%, 07/01/2027(1)(9)	280,553
	Charter Communications Operating LLC/Charter Communications Operating Capital
4,756,000	4.50%, 02/01/2024	4,700,119
9,985,000	4.91%, 07/23/2025	9,884,069
8,460,000	Cigna Group 4.13%, 11/15/2025	8,345,973
	Cinemark USA, Inc.
730,000	5.25%, 07/15/2028(1)(9)	653,503
590,000	5.88%, 03/15/2026(1)(9)	563,727
	Clarios Global LP/Clarios U.S. Finance Co.
EUR 1,115,000	4.38%, 05/15/2026(1)	1,173,331
$ 3,245,000	6.25%, 05/15/2026(1)	3,225,852
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	573,118
700,000	4.75%, 03/15/2028(1)	663,979
3,400,000	CommonSpirit Health 2.76%, 10/01/2024	3,298,259
2,425,000	Constellation Brands, Inc. 5.00%, 02/02/2026	2,415,335
3,300,000	Crown Castle, Inc. 3.20%, 09/01/2024	3,213,534
3,500,000	CVS Health Corp. 2.63%, 08/15/2024	3,395,847
1,750,000	Discovery Communications LLC 3.80%, 03/13/2024	1,723,440
6,790,000	Dominion Energy, Inc. 3.30%, 03/15/2025	6,554,760
5,820,000	DR Horton, Inc. 5.75%, 08/15/2023	5,816,557
3,187,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	2,824,700
1,725,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(1)	1,683,497
2,575,000	Elevance Health, Inc. 3.35%, 12/01/2024	2,511,382
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	United States - 11.8% - (continued)
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	$ 1,828,039
$ 2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,079,140
	EQM Midstream Partners LP
970,000	4.00%, 08/01/2024	939,566
1,323,000	4.50%, 01/15/2029(1)	1,126,818
1,135,000	6.00%, 07/01/2025(1)	1,115,075
2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,278,736
	Ford Motor Credit Co. LLC
6,565,000	3.37%, 11/17/2023	6,454,014
1,775,000	3.81%, 01/09/2024	1,742,162
850,000	4.38%, 08/06/2023	846,496
850,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	818,386
825,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	759,012
520,000	Gen Digital, Inc. 6.75%, 09/30/2027(1)	521,776
6,205,000	General Mills, Inc. 5.24%, 11/18/2025	6,208,064
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	5,958,722
	Global Payments, Inc.
825,000	3.75%, 06/01/2023	823,401
2,975,000	4.00%, 06/01/2023	2,970,631
6,775,000	Haleon U.K. Capital PLC 3.13%, 03/24/2025	6,539,772
2,190,000	Haleon U.S. Capital LLC 3.02%, 03/24/2024	2,142,682
	Hanesbrands, Inc.
850,000	4.88%, 05/15/2026(1)	801,102
200,000	9.00%, 02/15/2031(1)(9)	204,766
4,180,000	Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	4,157,793
1,375,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)(9)	1,161,875
5,920,000	Intel Corp. 4.88%, 02/10/2026	5,990,041
2,675,000	International Business Machines Corp. 3.00%, 05/15/2024	2,620,082
EUR 2,020,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	1,927,728
$ 8,235,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	7,972,463
750,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	703,152
600,000	Matador Resources Co. 6.88%, 04/15/2028(1)	603,723
400,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	364,511
4,330,000	McDonald's Corp. 3.30%, 07/01/2025	4,227,296
2,335,000	Medline Borrower LP 3.88%, 04/01/2029(1)	2,042,275
1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,797,689
6,128,500	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(1)	6,118,935
2,925,000	Mondelez International, Inc. 2.13%, 03/17/2024	2,845,514
1,595,000	NCL Corp. Ltd. 5.88%, 02/15/2027(1)	1,504,220
	Netflix, Inc.
2,315,000	4.38%, 11/15/2026	2,297,590
6,300,000	5.88%, 02/15/2025	6,389,908
5,355,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025(10)	5,440,634

The accompanying notes are an integral part of these financial statements.
158

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	United States - 11.8% - (continued)
	Novelis Corp.
$ 1,515,000	3.25%, 11/15/2026(1)	$ 1,386,187
800,000	3.88%, 08/15/2031(1)	669,998
7,775,000	ONEOK, Inc. 7.50%, 09/01/2023	7,788,079
3,500,000	Oracle Corp. 5.80%, 11/10/2025	3,582,875
6,055,000	Pacific Gas & Electric Co. 3.15%, 01/01/2026	5,702,384
1,083,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 3.90%, 02/01/2024(1)	1,068,064
1,820,000	PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(1)	1,720,353
295,000	Range Resources Corp. 4.75%, 02/15/2030(1)(9)	271,400
10,390,000	Raytheon Technologies Corp. 3.20%, 03/15/2024	10,220,312
2,165,000	Regal Rexnord Corp. 6.05%, 02/15/2026(1)	2,194,681
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	549,250
	Royal Caribbean Cruises Ltd.
3,500,000	5.50%, 08/31/2026(1)	3,211,732
450,000	8.25%, 01/15/2029(1)	473,832
5,326,000	11.50%, 06/01/2025(1)	5,652,228
2,400,000	Southern Co. 2.95%, 07/01/2023	2,389,202
5,565,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	5,492,617
1,420,000	Southwestern Energy Co. 4.75%, 02/01/2032	1,253,165
950,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	1,022,786
	Sprint LLC
4,655,000	7.13%, 06/15/2024	4,730,428
25,000	7.63%, 03/01/2026	26,466
29,370,000	7.88%, 09/15/2023	29,595,855
	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
1,830,006	4.74%, 03/20/2025(1)	1,816,973
4,660,000	5.15%, 09/20/2029(1)	4,629,983
175,000	Staples, Inc. 7.50%, 04/15/2026(1)	147,706
5,600,000	T-Mobile USA, Inc. 2.25%, 02/15/2026	5,211,375
950,000	TransDigm, Inc. 5.50%, 11/15/2027	911,775
525,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	482,687
1,940,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	1,769,676
465,000	USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 09/01/2027	452,625
	Venture Global Calcasieu Pass LLC
865,000	3.88%, 08/15/2029(1)	777,972
750,000	4.13%, 08/15/2031(1)	664,444
	VICI Properties LP / VICI Note Co., Inc.
5,182,000	4.25%, 12/01/2026(1)	4,940,905
6,500,000	5.63%, 05/01/2024(1)	6,467,998
	Warnermedia Holdings, Inc.
7,015,000	3.43%, 03/15/2024(1)	6,864,215
5,760,000	3.64%, 03/15/2025(1)	5,571,401
5,295,000	3.76%, 03/15/2027(1)	4,982,585
3,680,000	6.59%, 03/15/2024, 3 mo. USD SOFR + 1.78%(1)(2)	3,700,776
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	United States - 11.8% - (continued)
$ 450,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	$ 458,854
1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)(9)	1,247,681
2,500,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)(9)	2,383,876
		427,578,097
	Total Corporate Bonds (cost $507,524,220)	$ 495,984,150
FOREIGN GOVERNMENT OBLIGATIONS - 52.1%
	Australia - 4.7%
	Australia Government Bonds
AUD 70,752,000	1.75%, 11/21/2032(6)	$ 40,756,174
42,256,000	1.75%, 06/21/2051(6)	17,883,929
1,459,000	1.75%, 06/21/2051(6)	617,490
49,926,000	2.75%, 05/21/2041(6)	28,557,718
25,591,000	3.00%, 03/21/2047(6)	14,696,294
25,877,000	New South Wales Treasury Corp. 2.00%, 03/08/2033	14,239,761
	Queensland Treasury Corp.
26,013,000	4.50%, 03/09/2033(1)(6)	17,977,554
12,955,000	4.50%, 08/22/2035(1)(6)	8,773,874
	Treasury Corp. of Victoria
25,856,000	2.25%, 09/15/2033(6)	14,397,743
24,040,000	2.25%, 09/15/2033(6)	13,386,515
		171,287,052
	Brazil - 0.1%
$ 4,585,000	Brazil Government International Bonds 6.00%, 10/20/2033	4,499,980
	Bulgaria - 0.2%
	Bulgaria Government International Bonds
EUR 3,376,000	4.13%, 09/23/2029(6)	3,650,042
2,670,000	4.50%, 01/27/2033(1)	2,879,161
		6,529,203
	Canada - 10.5%
CAD 22,956,000	Canada Government Bonds 0.25%, 08/01/2023	16,769,173
	Canada Treasury Bill
124,550,000	4.32%, 07/06/2023(11)	91,176,005
126,264,000	4.36%, 10/26/2023(11)	91,158,722
249,078,000	4.38%, 09/28/2023(11)	180,442,887
		379,546,787
	Colombia - 0.4%
	Colombia Government International Bonds
$ 5,190,000	3.88%, 04/25/2027	4,661,804
9,597,000	7.50%, 02/02/2034	9,140,663
		13,802,467
	Denmark - 5.7%
	Denmark Government Bonds
DKK 530,680,116	0.00%, 11/15/2031(12)	63,308,863
993,692,000	1.75%, 11/15/2025	143,225,619
		206,534,482
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,549,305

The accompanying notes are an integral part of these financial statements.
159

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 52.1% - (continued)
	Hungary - 0.3%
$ 4,086,000	Hungary Government International Bonds 6.13%, 05/22/2028(6)	$ 4,231,829
5,240,000	Magyar Export-Import Bank Zrt 6.13%, 12/04/2027(1)	5,265,519
		9,497,348
	Japan - 8.2%
	Japan Treasury Discount Bill
JPY 7,208,200,000	(0.22%), 06/26/2023(11)(13)	52,919,572
4,893,950,000	(0.19%), 06/19/2023(11)(13)	35,928,240
14,980,800,000	(0.17%), 05/22/2023(11)(13)	109,964,296
13,396,050,000	(0.15%), 05/29/2023(11)(13)	98,336,053
		297,148,161
	New Zealand - 4.5%
	New Zealand Government Bonds
NZD 96,282,000	2.00%, 05/15/2032	50,248,864
41,259,000	2.75%, 05/15/2051	19,341,320
28,584,000	3.50%, 04/14/2033(6)	16,819,577
45,795,000	4.25%, 05/15/2034	28,557,802
78,179,000	4.50%, 04/15/2027(6)	49,029,514
		163,997,077
	North Macedonia - 0.2%
EUR 4,725,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	5,271,561
	Norway - 4.8%
	Norway Government Bonds
NOK 530,436,000	1.75%, 03/13/2025(1)(6)	48,294,426
345,902,000	1.75%, 02/17/2027(1)(6)	30,828,205
78,246,000	1.75%, 09/06/2029(1)(6)	6,764,352
635,274,000	2.00%, 04/26/2028(1)(6)	56,469,793
326,726,000	3.00%, 08/15/2033(1)(6)	30,195,264
		172,552,040
	Poland - 0.1%
$ 4,535,000	Republic of Poland Government International Bonds 5.50%, 04/04/2053	4,694,396
	Qatar - 0.1%
3,645,000	Qatar Government International Bonds 3.40%, 04/16/2025(6)	3,576,656
	Saudi Arabia - 0.1%
3,653,000	Saudi Government International Bonds 5.00%, 01/18/2053(1)	3,453,079
	South Korea - 8.4%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	78,415,419
85,546,150,000	1.50%, 03/10/2025	61,747,749
109,431,170,000	2.25%, 06/10/2025	79,924,871
28,291,840,000	2.38%, 12/10/2031	19,544,115
58,444,470,000	3.38%, 06/10/2032	43,578,190
27,989,470,000	4.25%, 12/10/2032	22,341,995
		305,552,339
	Sweden - 3.4%
	Kommuninvest I Sverige AB
SEK 440,610,000	0.75%, 05/12/2028(6)	37,951,519
728,460,000	1.00%, 05/12/2025(6)	67,609,712
200,870,000	3.00%, 03/12/2029(6)	19,154,854
		124,716,085
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 52.1% - (continued)
	United Arab Emirates - 0.3%
	Abu Dhabi Government International Bonds
$ 3,770,000	2.13%, 09/30/2024(6)	$ 3,627,781
6,700,000	2.13%, 09/30/2024(1)	6,447,249
		10,075,030
	Total Foreign Government Obligations (cost $1,958,503,091)	$ 1,886,283,048
SENIOR FLOATING RATE INTERESTS - 3.1%(14)
	Canada - 0.1%
1,447,613	Air Canada 8.37%, 08/11/2028, 3 mo. USD LIBOR + 3.50%	$ 1,442,416
1,619,827	Great Canadian Gaming Corp. 8.95%, 11/01/2026, 3 mo. USD LIBOR + 4.00%	1,605,654
2,314,200	Open Text Corp. 8.58%, 01/31/2030, 1 mo. USD LIBOR + 3.50%	2,311,677
		5,359,747
	France - 0.0%
EUR 365,000	Banijay Entertainment SAS 0.00%, 03/01/2028, 3 mo. EURIBOR + 4.50%(15)	399,555
	Ireland - 0.1%
2,325,000	Virgin Media Ireland Ltd. 6.40%, 07/15/2029, 1 mo. EURIBOR + 3.46%	2,473,327
	Luxembourg - 0.2%
$ 950,000	Belron Finance U.S. LLC 0.00%, 11/13/2025, 1 mo. USD SOFR + 2.25%(15)	947,625
1,515,000	Formula One Holdings Ltd. 8.23%, 01/15/2030, 1 mo. USD LIBOR + 3.25%	1,516,136
2,407,656	Sunshine Luxembourg VII Sarl 8.91%, 10/01/2026, 1 mo. USD LIBOR + 3.75%	2,378,476
711,334	Zacapa Sarl 8.90%, 03/22/2029, 3 mo. USD SOFR + 4.00%	693,849
		5,536,086
	Sweden - 0.1%
	Verisure Holding AB
EUR 1,130,000	6.26%, 03/27/2028, 1 mo. USD LIBOR + 3.25%	1,192,229
2,485,000	6.46%, 07/20/2026, 3 mo. EURIBOR + 3.25%	2,650,271
		3,842,500
	United Kingdom - 0.1%
1,645,000	Froneri International Ltd. 5.07%, 01/29/2027, 6 mo. EURIBOR + 2.13%	1,718,279
2,715,000	Lorca Holdco Ltd. 6.77%, 09/17/2027, 6 mo. EURIBOR + 4.20%	2,934,699
		4,652,978
	United States - 2.5%
	ABG Intermediate Holdings 2 LLC
$ 716,049	0.50%, 12/21/2028, 1 mo. USD SOFR + 4.00%(16)	707,399
2,183,951	9.41%, 12/21/2028, 1 mo. USD SOFR + 4.00%	2,157,568

The accompanying notes are an integral part of these financial statements.
160

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.1%(14) - (continued)
	United States - 2.5% - (continued)
$ 285,000	11.08%, 12/20/2029, 1 mo. USD SOFR + 6.00%	$ 262,200
	Acrisure LLC
2,342,488	8.52%, 02/15/2027, 1 mo. USD SOFR + 3.50%	2,234,148
1,185,000	9.27%, 02/15/2027, 1 mo. USD LIBOR + 4.25%	1,144,509
934,322	Amentum Government Services Holdings LLC 8.91%, 02/15/2029, 1 mo. USD SOFR + 4.00%	894,613
2,083,275	APX Group, Inc. 8.25%, 07/10/2028, 1 mo. USD SOFR + 3.25%	2,080,150
	Aramark Services, Inc.
1,671,409	6.77%, 03/11/2025, 1 mo. USD LIBOR + 1.75%	1,663,470
550,000	7.52%, 04/06/2028, 1 mo. USD LIBOR + 2.50%	548,971
	Asurion LLC
486,056	8.27%, 12/23/2026, 1 mo. USD LIBOR + 3.25%	453,096
1,891,400	8.27%, 07/31/2027, 1 mo. USD LIBOR + 3.25%	1,743,247
1,237,806	9.08%, 08/19/2028, 3 mo. USD SOFR + 4.00%	1,147,842
	Athenahealth Group, Inc.
151,087	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.50%(16)	141,374
1,229,872	8.46%, 02/15/2029, 1 mo. USD SOFR + 3.50%	1,150,804
	Blackhawk Network Holdings, Inc.
2,463,166	7.89%, 06/15/2025, 3 mo. USD SOFR + 3.00%	2,431,465
600,000	12.25%, 06/15/2026, 3 mo. USD LIBOR + 7.00%	513,378
1,675,000	Caesars Entertainment Corp. 8.33%, 02/06/2030, 1 mo. USD LIBOR + 3.25%	1,666,625
1,414,376	Cast & Crew Payroll LLC 8.52%, 02/09/2026, 1 mo. USD LIBOR + 3.50%	1,411,434
2,019,438	Chamberlain Group, Inc. 8.27%, 11/03/2028, 1 mo. USD LIBOR + 3.25%	1,956,956
1,127,310	Crocs, Inc. 8.58%, 02/20/2029, 1 mo. USD LIBOR + 3.50%	1,125,518
1,705,400	CSC Holdings LLC 7.45%, 04/15/2027, 1 mo. USD LIBOR + 2.50%	1,503,737
1,396,482	Dave & Buster's, Inc. 0.00%, 06/29/2029(15)	1,394,960
1,656,386	DCert Buyer, Inc. 8.70%, 10/16/2026, 3 mo. USD SOFR + 4.00%	1,638,796
3,779,377	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	3,771,100
1,721,409	Endure Digital, Inc. 8.79%, 02/10/2028, 1 mo. USD LIBOR + 3.50%	1,607,900
1,212,750	EP Purchaser LLC 8.66%, 11/06/2028, 3 mo. USD LIBOR + 3.50%	1,208,202
1,457,800	Filtration Group Corp. 8.52%, 10/21/2028, 1 mo. USD LIBOR + 3.50%	1,441,662
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.1%(14) - (continued)
	United States - 2.5% - (continued)
$ 970,038	First Brands Group LLC 10.25%, 03/30/2027, 6 mo. USD SOFR + 5.00%	$ 938,104
1,640,000	Hanesbrands, Inc. 8.73%, 03/08/2030, 1 mo. USD SOFR + 3.75%	1,630,783
	Hub International Ltd.
3,233,074	8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	3,224,732
696,049	8.51%, 04/25/2025, 1 mo. USD LIBOR + 3.25%	694,427
1,620,907	IRB Holding Corp. 8.08%, 12/15/2027, 1 mo. USD LIBOR + 3.00%	1,593,157
2,049,590	LBM Acquisition LLC 8.77%, 12/17/2027, 1 mo. USD LIBOR + 3.75%	1,899,416
2,684,954	MajorDrive Holdings LLC 9.00%, 06/01/2028, 3 mo. USD LIBOR + 4.00%	2,601,049
	McAfee LLC
EUR 1,528,450	7.24%, 03/01/2029, 3 mo. EURIBOR + 4.00%	1,592,967
$ 3,404,275	8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	3,204,887
1,472,601	Medallion Midland Acquisition LLC 8.91%, 10/18/2028, 3 mo. USD SOFR + 3.75%	1,455,298
713,987	MH Sub I LLC 8.77%, 09/13/2024, 1 mo. USD SOFR + 3.75%	709,525
5,110,335	MH Sub LLC 8.77%, 09/13/2024, 1 mo. USD LIBOR + 3.75%	5,083,710
299,239	Michaels Cos., Inc. 9.41%, 04/15/2028, 3 mo. USD LIBOR + 4.25%	273,573
646,000	Mileage Plus Holdings LLC 10.21%, 06/21/2027, 3 mo. USD LIBOR + 5.25%	671,569
978,316	Oryx Midstream Services Permian Basin LLC 8.19%, 10/05/2028, 1 mo. USD LIBOR + 3.25%	966,782
473,769	Peraton Corp. 8.83%, 02/01/2028, 1 mo. USD LIBOR + 3.75%	463,502
1,485,916	Polaris Newco LLC 9.16%, 06/02/2028, 3 mo. USD LIBOR + 4.00%	1,375,096
2,477,275	RealPage, Inc. 8.02%, 04/24/2028, 1 mo. USD LIBOR + 3.00%	2,403,279
1,025,000	SCIH Salt Holdings, Inc. 9.02%, 03/16/2027	1,002,255
3,844,703	Sedgwick Claims Management Services, Inc. 8.73%, 02/17/2028, 1 mo. USD LIBOR + 3.75%	3,797,183
1,771,127	Shutterfly, Inc. 10.27%, 09/25/2026, 1 mo. USD LIBOR + 5.00%	714,455
	SRS Distribution, Inc.
694,509	8.47%, 06/02/2028, 1 mo. USD SOFR + 3.50%	661,665
1,346,069	8.52%, 06/02/2028, 3 mo. USD SOFR + 3.50%	1,281,916
1,615,603	SS&C Technologies, Inc. 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	1,611,774
1,478,815	Staples, Inc. 9.81%, 04/16/2026, 3 mo. USD LIBOR + 5.00%	1,332,486

The accompanying notes are an integral part of these financial statements.
161

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.1%(14) - (continued)
	United States - 2.5% - (continued)
$ 1,914,324	Tecta America Corp. 9.10%, 04/10/2028, 1 mo. USD SOFR + 4.00%	$ 1,884,116
947,153	U.S. Foods, Inc. 7.02%, 09/13/2026, 1 mo. USD LIBOR + 2.00%	943,999
1,393,009	Uber Technologies, Inc. 7.87%, 03/03/2030, 3 mo. USD SOFR + 2.75%	1,387,785
2,368,330	UFC Holdings LLC 8.05%, 04/29/2026, 1 mo. USD SOFR + 2.75%	2,361,083
1,641,750	USI, Inc. 8.65%, 11/22/2029, 1 mo. USD LIBOR + 3.75%	1,636,956
1,946,897	William Morris Endeavor Entertainment LLC 7.78%, 05/18/2025, 1 mo. USD LIBOR + 2.75%	1,940,297
1,512,122	WW International, Inc. 8.53%, 04/13/2028, 1 mo. USD LIBOR + 3.50%	1,022,573
		90,361,523
	Total Senior Floating Rate Interests (cost $116,386,501)	$ 112,625,716
U.S. GOVERNMENT AGENCIES - 2.6%
	United States - 2.6%
	Federal Home Loan Mortgage Corp. - 1.5%
8,698,952	1.67%, 07/25/2041(4)(5)	$ 8,114
3,690,853	1.78%, 09/25/2041(4)(5)	11,180
5,047,170	1.94%, 11/25/2047(4)(5)	461,165
6,240,000	1.99%, 03/25/2048(4)(5)	625,022
5,823,080	2.02%, 10/25/2047(4)(5)	558,094
1,479,915	2.09%, 09/25/2046(4)(5)	148,224
2,075,000	2.17%, 08/25/2047(4)(5)	214,016
7,245,592	2.19%, 06/25/2044(4)(5)	431,743
3,742,315	2.39%, 12/25/2045(4)(5)	383,327
1,070,000	2.40%, 01/25/2046(4)(5)	111,294
1,038,099	2.69%, 04/25/2028(4)(5)	106,840
1,715,447	2.79%, 10/25/2055(4)(5)	318,367
775,000	2.88%, 04/25/2031(4)(5)	124,521
3,463,970	3.00%, 05/15/2034(5)	255,094
1,849,740	3.50%, 01/15/2033(5)	194,225
820,272	3.50%, 05/15/2036(5)	91,145
660,181	5.00%, 09/15/2036(5)	113,513
2,133,556	5.82%, 01/25/2042, 1 mo. USD SOFR + 1.00%(1)(2)	2,098,224
2,410,246	6.12%, 02/25/2042, 1 mo. USD SOFR + 1.30%(1)(2)	2,394,478
718,629	6.62%, 07/25/2041, 1 mo. USD SOFR + 1.80%(1)(2)	661,692
1,355,772	6.62%, 01/25/2051, 1 mo. USD SOFR + 1.80%(1)(2)	1,342,239
1,509,224	6.82%, 04/25/2042, 1 mo. USD SOFR + 2.00%(1)(2)	1,513,936
1,151,756	6.82%, 12/25/2050, 1 mo. USD SOFR + 2.00%(1)(2)	1,151,753
382,204	6.97%, 09/25/2042, 1 mo. USD SOFR + 2.15%(1)(2)	383,996
2,074,000	7.12%, 08/25/2033, 1 mo. USD SOFR + 2.30%(1)(2)	2,068,815
853,614	7.12%, 11/25/2051, 1 mo. USD SOFR + 2.30%(1)(2)	808,259
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.6% - (continued)
	United States - 2.6% - (continued)
	Federal Home Loan Mortgage Corp. - 1.5% - (continued)
$ 1,410,000	7.17%, 12/25/2041, 1 mo. USD SOFR + 2.35%(1)(2)	$ 1,318,532
1,465,000	7.17%, 11/25/2048, 1 mo. USD LIBOR + 2.15%(1)(2)	1,421,105
1,601,851	7.32%, 03/25/2052, 1 mo. USD SOFR + 2.50%(1)(2)	1,614,361
1,490,000	7.72%, 04/25/2042, 1 mo. USD SOFR + 2.90%(1)(2)	1,486,275
665,000	7.72%, 10/25/2049, 1 mo. USD LIBOR + 2.70%(1)(2)	669,557
2,570,000	7.97%, 11/25/2049, 1 mo. USD LIBOR + 2.95%(1)(2)	2,530,014
684,354	8.12%, 03/25/2050, 1 mo. USD LIBOR + 3.10%(1)(2)	700,291
1,490,000	8.17%, 05/25/2042, 1 mo. USD SOFR + 3.35%(1)(2)	1,512,350
250,000	8.32%, 03/25/2042, 1 mo. USD SOFR + 3.50%(1)(2)	254,216
1,075,000	8.37%, 08/25/2042, 1 mo. USD SOFR + 3.55%(1)(2)	1,079,709
3,175,000	8.52%, 09/25/2042, 1 mo. USD SOFR + 3.70%(1)(2)	3,276,128
1,045,000	8.82%, 07/25/2042, 1 mo. USD SOFR + 4.00%(1)(2)	1,069,798
1,078,245	9.12%, 03/25/2050, 1 mo. USD LIBOR + 4.10%(1)(2)	1,097,066
1,095,000	9.37%, 09/25/2030, 1 mo. USD LIBOR + 4.35%(2)	1,182,383
2,775,000	9.77%, 12/25/2029, 1 mo. USD LIBOR + 4.75%(2)	2,997,000
1,525,000	9.82%, 03/25/2052, 1 mo. USD SOFR + 5.00%(1)(2)	1,629,593
1,930,000	10.07%, 03/25/2042, 1 mo. USD SOFR + 5.25%(1)(2)	1,949,282
1,212,403	10.27%, 09/25/2050, 1 mo. USD LIBOR + 5.25%(1)(2)	1,276,697
2,730,000	10.57%, 09/25/2042, 1 mo. USD SOFR + 5.75%(1)(2)	2,846,025
590,051	10.77%, 07/25/2050, 1 mo. USD LIBOR + 5.75%(1)(2)	630,448
3,195,000	10.82%, 07/25/2042, 1 mo. USD SOFR + 6.00%(1)(2)	3,272,704
2,545,000	11.57%, 06/25/2042, 1 mo. USD SOFR + 6.75%(1)(2)	2,752,297
845,000	12.40%, 04/25/2043, 1 mo. USD SOFR + 7.60%(1)	852,886
		53,997,993
	Federal National Mortgage Association - 0.4%
4,116,639	2.50%, 02/25/2051(5)	567,112
4,560,522	2.50%, 09/25/2052(5)	727,389
1,921,061	3.00%, 01/25/2028(5)	88,657
2,576,870	3.00%, 10/25/2051(5)	396,622
2,008,050	3.00%, 01/25/2052(5)	316,495
1,642,701	3.50%, 04/25/2028(5)	77,253
1,253,849	4.00%, 01/25/2028(5)	60,565
1,811,977	4.50%, 03/25/2048(5)	321,998
2,166,470	4.50%, 05/25/2049(5)	406,096
1,621,642	5.50%, 08/25/2044(5)	295,943
576,510	5.50%, 06/25/2048(5)	111,724
1,718,192	6.72%, 04/25/2042, 1 mo. USD SOFR + 1.90%(1)(2)	1,718,192

The accompanying notes are an integral part of these financial statements.
162

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.6% - (continued)
	United States - 2.6% - (continued)
	Federal National Mortgage Association - 0.4% - (continued)
$ 806,000	8.32%, 03/25/2042, 1 mo. USD SOFR + 3.50%(1)(2)	$ 820,613
3,156,000	8.57%, 12/25/2042, 1 mo. USD SOFR + 3.75%(1)(2)	3,210,245
1,260,000	8.72%, 04/25/2043, 1 mo. USD SOFR + 3.90%(1)	1,263,150
2,078,435	Connecticut Avenue Securities Trust 7.12%, 01/25/2043, 1 mo. USD SOFR + 2.30%(1)(2)	2,087,687
		12,469,741
	Government National Mortgage Association - 0.2%
3,225,000	3.00%, 01/20/2052	2,938,770
1,710,823	3.50%, 10/20/2029(5)	128,047
1,511,782	3.50%, 01/20/2030(5)	116,761
1,709,474	3.50%, 11/20/2031(5)	135,001
3,355,998	4.00%, 01/16/2040(5)	520,141
499,126	4.00%, 01/16/2046(5)	79,941
136,894	4.50%, 04/20/2045(5)	20,284
233,482	5.00%, 07/16/2044(5)	46,638
698,107	5.00%, 12/16/2045(5)	112,354
1,123,694	5.00%, 07/16/2047(5)	202,217
564,147	5.00%, 09/20/2047(5)	107,071
630,819	5.00%, 11/16/2047(5)	112,241
1,259,917	5.00%, 06/20/2048(5)	203,674
2,485,997	5.50%, 11/16/2046(5)	471,660
472,657	5.50%, 02/20/2047(5)	70,446
758,406	5.88%, 07/20/2039(4)(5)	70,187
975,447	6.00%, 09/20/2045(5)	191,450
		5,526,883
	Student Loan Trust - 0.0%
489,649	SLC Student Loan Trust 5.77%, 06/15/2021, 3 mo. USD LIBOR + 0.90%(2)(17)	479,673
324,948	SLM Student Loan Trust 6.01%, 04/25/2023, 3 mo. USD LIBOR + 0.75%(2)(17)	312,118
		791,791
	Uniform Mortgage-Backed Security - 0.5%
3,250,000	4.50%, 05/15/2053	3,170,654
14,425,000	5.00%, 05/15/2053	14,318,503
1,625,000	5.50%, 05/15/2053	1,636,362
		19,125,519
	Total U.S. Government Agencies (cost $93,503,754)	$ 91,911,927
U.S. GOVERNMENT SECURITIES - 4.4%
	United States - 4.4%
	U.S. Treasury Bonds - 0.4%
17,399,000	3.00%, 02/15/2047	$ 15,155,481
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 4.4% - (continued)
	United States - 4.4% - (continued)
	U.S. Treasury Notes - 4.0%
$ 91,308,100	0.38%, 08/15/2024(18)(19)	$ 86,535,825
59,915,000	2.25%, 02/15/2027(18)(19)	56,956,697
		143,492,522
	Total U.S. Government Securities (cost $173,804,300)	$ 158,648,003
	Total Long-Term Investments (cost $3,192,324,686)	$ 3,071,459,146
SHORT-TERM INVESTMENTS - 13.0%
	Commercial Paper - 2.5%
8,475,000	Dominion Energy, Inc. 4.78%, 05/15/2023(1)(11)	$ 8,458,389
13,725,000	Edison International 5.35%, 05/12/2023(1)(11)	13,700,886
	Oglethorpe Power Corp.
7,125,000	4.41%, 05/04/2023(1)(11)	7,121,556
8,900,000	5.06%, 05/08/2023(1)(11)	8,890,136
13,700,000	Paramount Global 5.84%, 06/28/2023(1)(11)	13,568,354
13,750,000	RWE AG 5.73%, 05/22/2023(1)(11)	13,702,677
13,750,000	Sempra Energy 5.47%, 07/21/2023(1)(11)	13,577,071
10,350,000	Targa Resources Corp. 4.71%, 05/05/2023(1)(11)	10,343,330
		89,362,399
	Repurchase Agreements - 0.5%
18,528,127	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $18,535,523; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $18,898,740	18,528,127
	Securities Lending Collateral - 0.1%
821,551	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(20)	821,551
2,738,502	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(20)	2,738,502
821,550	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(20)	821,550
821,550	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(20)	821,550
		5,203,153
	U.S. Treasury Securities - 9.9%
	U.S. Treasury Bills
89,500,000	4.15%, 05/09/2023(11)(19)	89,408,471

The accompanying notes are an integral part of these financial statements.
163

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 13.0% - (continued)
	U.S. Treasury Securities - 9.9% - (continued)
$ 53,710,000	4.16%, 05/09/2023(11)(19)		$ 53,655,019
215,098,000	4.17%, 05/09/2023(11)(19)		214,877,142
			357,940,632
	Total Short-Term Investments (cost $471,043,805)		$ 471,034,311
	Total Investments Excluding Purchased Options (cost $3,663,368,491)	97.9%	$ 3,542,493,457
	Total Purchased Options (cost $2,053,205)	0.0%	$ 731,364
	Total Investments (cost $3,665,421,696)	97.9%	$ 3,543,224,821
	Other Assets and Liabilities	2.1%	77,587,711
	Total Net Assets	100.0%	$ 3,620,812,532
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $839,632,793, representing 23.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $557,786,864, representing 15.4% of net assets.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $5,384,227 at April 30, 2023.
(11)	The rate shown represents current yield to maturity.
(12)	Security is a zero-coupon bond.
(13)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(14)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2023, the aggregate value of the unfunded commitment was $848,773, which represents to 0.0% of total net assets.
(17)	Issuer has missed the legal maturity date. As of April 30, 2023, there is no maturity date extension available.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $37,487,539.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2023, the market value of securities pledged was $47,395,093.
(20)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
164

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2023
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call GBP vs. Put USD	DEUT	1.42	GBP	05/04/2023	2,210,000	GBP	2,210,000	$ 3	$ 186,737	$ (186,734)
Put
Call JPY vs. Put USD	BCLY	124.60	USD	06/22/2023	9,964,000	USD	9,964,000	$ 335,079	$ 899,749	$ (564,670)
Call JPY vs. Put USD	DEUT	128.50	USD	06/22/2023	134,378,600	USD	134,378,600	396,282	966,719	(570,437)
Total Put								$ 731,361	$ 1,866,468	$ (1,135,107)
Total purchased OTC option contracts								$ 731,364	$ 2,053,205	$ (1,321,841)
Written option contracts:
Puts
Call JPY vs. Put USD	DEUT	123.50	USD	06/22/2023	(134,378,600)	USD	(134,378,600)	$ (104,412)	$ (304,502)	$ 200,090
Total Written Option Contract OTC option contracts								$ (104,412)	$ (304,502)	$ 200,090

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
3-Month Euro EURIBOR Future	131	12/18/2023	$ 34,773,664	$ 66,603
3-Month SOFR Future	145	09/19/2023	34,406,688	(6,409)
Australian 10-Year Bond Future	145	06/15/2023	11,749,240	98,398
Canadian 10-Year Bond Future	37	06/21/2023	3,443,156	2,270
Euro-BOBL Future	511	06/08/2023	66,425,501	219,066
Euro-BTP Future	82	06/08/2023	10,377,368	70,230
Euro-BUND Future	215	06/08/2023	32,115,329	130,805
U.S. Treasury 2-Year Note Future	1,345	06/30/2023	277,290,663	(644,811)
U.S. Treasury 5-Year Note Future	3,063	06/30/2023	336,140,322	(838,873)
U.S. Treasury 10-Year Note Future	4,314	06/21/2023	496,986,281	(51,530)
U.S. Treasury 10-Year Ultra Future	649	06/21/2023	78,823,078	2,631,530
U.S. Treasury Ultra Bond Future	826	06/21/2023	116,801,563	629,445
Total				$ 2,306,724
Short position contracts:
3-Month Euro EURIBOR Future	131	06/19/2023	$ 34,811,556	$ (34,442)
3-Month SOFR Future	145	03/19/2024	34,636,875	(12,985)
Australian 3-Year Bond Future	1,800	06/15/2023	129,355,871	(663,600)
Canadian 10-Year Bond Future	90	06/21/2023	7,564,823	(70,789)
Euro BUXL 30-Year Bond Future	225	06/08/2023	34,585,900	46,728
Euro-OAT Future	55	06/08/2023	7,877,982	(83,459)
Euro-Schatz Future	37	06/08/2023	4,308,403	(4,951)
Japan 10-Year Bond Future	102	06/13/2023	111,249,587	(1,443,378)
Long Gilt Future	703	06/28/2023	89,639,451	221,781
U.S. Treasury Long Bond Future	64	06/21/2023	8,426,000	(389,248)
Total				$ (2,434,343)
Total futures contracts				$ (127,619)

The accompanying notes are an integral part of these financial statements.
165

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Counter- party	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.15	SBI	USD	4,000,000	0.50%	11/18/2064	Monthly	$ —	$ (128,404)	$ (140,746)	$ (12,342)
CMBX.NA.BBB-.14	SBI	USD	875,000	3.00%	12/16/2072	Monthly	—	(145,357)	(233,134)	(87,777)
Total OTC credit default swap contracts							$ —	$ (273,761)	$ (373,880)	$ (100,119)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2023
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
CBK	3.82% Fixed	12 Mo. EUR EURIBOR	EUR	23,905,000	09/15/2024	At Maturity	$ —	$ —	$ (754,657)	$ (754,657)
CBK	3.69% Fixed	12 Mo. EUR EURIBOR	EUR	7,969,000	09/15/2024	At Maturity	—	—	(229,006)	(229,006)
JPM	2.46% Fixed	12 Mo. EUR EURIBOR	EUR	18,066,500	03/15/2033	At Maturity	—	—	144,886	144,886
JPM	2.45% Fixed	12 Mo. EUR EURIBOR	EUR	17,460,000	02/15/2033	At Maturity	—	—	16,210	16,210
JPM	2.45% Fixed	12 Mo. EUR EURIBOR	EUR	17,456,000	02/15/2033	At Maturity	—	—	16,206	16,206
JPM	2.43% Fixed	12 Mo. EUR EURIBOR	EUR	18,066,500	03/15/2033	At Maturity	—	—	200,919	200,919
JPM	12 Mo. EUR EURIBOR	2.48% Fixed	EUR	17,460,000	02/15/2028	At Maturity	—	—	9,504	9,504
JPM	12 Mo. EUR EURIBOR	2.48% Fixed	EUR	17,456,000	02/15/2028	At Maturity	—	—	9,502	9,502
JPM	12 Mo. EUR EURIBOR	2.49% Fixed	EUR	18,066,500	03/15/2028	At Maturity	—	—	(121,605)	(121,605)
JPM	12 Mo. EUR EURIBOR	2.53% Fixed	EUR	18,066,500	03/15/2028	At Maturity	—	—	(84,349)	(84,349)
MSC	2.40% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	111,741	111,741
MSC	2.38% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	138,706	138,706
MSC	2.35% Fixed	12 Mo. EUR EURIBOR	EUR	16,704,000	02/15/2033	At Maturity	—	—	191,399	191,399
MSC	2.32% Fixed	12 Mo. EUR EURIBOR	EUR	16,700,000	02/15/2033	At Maturity	—	—	228,219	228,219
MSC	12 Mo. EUR EURIBOR	2.31% Fixed	EUR	16,700,000	02/15/2028	At Maturity	—	—	(138,897)	(138,897)
MSC	12 Mo. EUR EURIBOR	2.34% Fixed	EUR	16,704,000	02/15/2028	At Maturity	—	—	(116,964)	(116,964)
MSC	12 Mo. EUR EURIBOR	2.40% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	(59,584)	(59,584)
MSC	12 Mo. EUR EURIBOR	2.41% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	(57,745)	(57,745)
Total OTC interest rate swap contracts							$ —	$ —	$ (495,515)	$ (495,515)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	10,840,500	(5.00%)	12/20/2027	Quarterly	$ (23,815)	$ (278,611)	$ (254,796)
CDX.NA.HY.S40	USD	13,570,000	(5.00%)	06/20/2028	Quarterly	—	(268,925)	(268,925)
ITRAXX-FINSUBS.38.V1	EUR	32,380,000	(1.00%)	12/20/2027	Quarterly	1,816,676	1,076,099	(740,577)
Total						$ 1,792,861	$ 528,563	$ (1,264,298)
Sell protection:
ITRAXX-FINSUBS.38.V1	EUR	56,630,000	1.00%	12/20/2027	Quarterly	$ (709,667)	$ 295,347	$ 1,005,014
Credit default swaps on single-name issues:
Buy protection:
Bouygues SA	EUR	10,230,000	(1.00%)	06/20/2028	Quarterly	$ (209,612)	$ (243,262)	$ (33,650)
Sell protection:
Virgin Media Finance plc (B)	EUR	12,350,000	5.00%	12/20/2025	Quarterly	$ 845,972	$ 828,522	$ (17,450)
Total						$ 636,360	$ 585,260	$ (51,100)
Total centrally cleared credit default swap contracts						$ 1,719,554	$ 1,409,170	$ (310,384)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
166

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3.06% Fixed	1 Mo. CNRR	CNY	26,150,000	06/21/2028	Annual	$ —	$ (27,665)	$ (54,185)	$ (26,520)
12 Mo. JPY TONAR	0.47% Fixed	JPY	2,468,880,000	06/18/2028	Annual	3,447	—	65,536	62,089
12 Mo. JPY TONAR	0.69% Fixed	JPY	753,328,000	06/21/2033	Annual	19,818	—	66,251	46,433
12 Mo. SONIA	4.31% Fixed	GBP	419,159,000	12/21/2024	Annual	—	(120,253)	(1,800,918)	(1,680,665)
12 Mo. SONIA	3.84% Fixed	GBP	154,160,000	03/15/2025	Annual	261,998	—	(2,496,031)	(2,758,029)
3.66% Fixed	12 Mo. SONIA	GBP	17,817,000	06/18/2028	Annual	—	(11,505)	(40,868)	(29,363)
12 Mo. SONIA	3.97% Fixed	GBP	6,631,000	06/21/2028	Annual	23	—	17	(6)
3.63% Fixed	12 Mo. SONIA	GBP	22,961,000	06/21/2028	Annual	463,420	—	420,402	(43,018)
3.00% Fixed	12 Mo. SONIA	GBP	29,320,000	06/21/2033	Annual	84,473	—	442,069	357,596
3.22% Fixed	12 Mo. SONIA	GBP	5,501,000	06/21/2033	Annual	—	(8,073)	251,129	259,202
12 Mo. USD SOFR	5.44% Fixed	USD	38,363,000	06/21/2024	Annual	117,293	—	302,801	185,508
12 Mo. USD SOFR	4.50% Fixed	USD	48,624,000	06/21/2025	Annual	—	—	545,674	545,674
12 Mo. USD SOFR	4.48% Fixed	USD	48,625,000	06/21/2025	Annual	—	—	528,137	528,137
12 Mo. USD SOFR	3.86% Fixed	USD	31,665,000	06/21/2025	Annual	—	—	(31,693)	(31,693)
12 Mo. USD SOFR	3.87% Fixed	USD	64,292,000	06/21/2025	Annual	—	—	(44,809)	(44,809)
3.19% Fixed	12 Mo. USD SOFR	USD	27,113,000	06/21/2028	Annual	48,252	—	105,812	57,560
2.03% Fixed	12 Mo. USD SOFR	USD	29,671,000	06/16/2032	Annual	611,105	—	1,082,521	471,416
12 Mo. USD SOFR	3.06% Fixed	USD	15,841,000	06/21/2033	Annual	—	(30,726)	47,721	78,447
12 Mo. USD SOFR	3.00% Fixed	USD	9,335,000	06/21/2033	Annual	2,086	—	5,238	3,152
3.13% Fixed	12 Mo. USD SOFR	USD	6,531,000	09/20/2033	Annual	6,033	—	(23,865)	(29,898)
12 Mo. USD SOFR	2.69% Fixed	USD	106,197,000	06/17/2039	Annual	—	(149,690)	(655,427)	(505,737)
12 Mo. USD SOFR	3.73% Fixed	USD	8,950,000	12/16/2039	Annual	—	—	61,709	61,709
12 Mo. USD SOFR	3.47% Fixed	USD	5,665,000	12/16/2039	Annual	—	—	21,174	21,174
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	151	151
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(347)	(347)
12 Mo. USD SOFR	3.13% Fixed	USD	11,935,000	12/16/2039	Annual	—	—	(4,566)	(4,566)
12 Mo. USD SOFR	3.07% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(6,335)	(6,335)
2.31% Fixed	12 Mo. USD SOFR	USD	22,221,000	06/17/2047	Annual	165,940	—	696,112	530,172
2.64% Fixed	12 Mo. USD SOFR	USD	2,520,000	12/16/2047	Annual	—	—	27,120	27,120
2.60% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	16,206	16,206
2.67% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	11,455	11,455
2.69% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	9,841	9,841
2.96% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	(8,256)	(8,256)
3.19% Fixed	12 Mo. USD SOFR	USD	2,020,000	12/16/2047	Annual	—	—	(39,119)	(39,119)
3.34% Fixed	3 Mo. CAD CDOR	CAD	35,781,000	06/21/2028	Semi-Annual	—	(255,230)	(25,050)	230,180
2.63% Fixed	3 Mo. CAD CDOR	CAD	28,675,000	09/17/2028	Annual	32,665	—	64,447	31,782
3 Mo. CAD CDOR	3.50% Fixed	CAD	19,637,000	12/15/2032	Semi-Annual	70,762	—	172,388	101,626
3.38% Fixed	3 Mo. CAD CDOR	CAD	8,808,000	06/21/2033	Semi-Annual	—	(108,388)	(39,282)	69,106
5.03% Fixed	3 Mo. HKD HIBOR	HKD	291,632,000	06/21/2024	Annual	—	(95,649)	(359,639)	(263,990)
3 Mo. KRW KSDA	3.47% Fixed	KRW	50,603,108,000	03/15/2028	Quarterly	—	(76,267)	552,204	628,471
3 Mo. NZD NZDBBR	3.59% Fixed	NZD	66,015,000	06/15/2027	Semi-Annual	—	(775,829)	(933,245)	(157,416)
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	60,160,000	12/21/2027	Quarterly	—	—	184,640	184,640
3 Mo. NZD NZDBBR	4.52% Fixed	NZD	3,205,000	03/15/2028	Quarterly	—	—	16,879	16,879
3 Mo. NZD NZDBBR	4.32% Fixed	NZD	6,235,000	03/15/2028	Semi-annual	—	—	(1,265)	(1,265)
3 Mo. NZD NZDBBR	4.32% Fixed	NZD	5,610,000	03/15/2028	Quarterly	—	—	(1,915)	(1,915)
3 Mo. NZD NZDBBR	4.26% Fixed	NZD	3,355,000	03/15/2028	Semi-annual	—	—	(5,884)	(5,884)
3 Mo. NZD NZDBBR	4.29% Fixed	NZD	6,235,000	03/15/2028	Semi-annual	—	—	(6,013)	(6,013)
3 Mo. NZD NZDBBR	4.26% Fixed	NZD	6,535,000	03/15/2028	Quarterly	—	—	(12,003)	(12,003)
3 Mo. NZD NZDBBR	4.25% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(12,920)	(12,920)
3 Mo. NZD NZDBBR	4.25% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(12,920)	(12,920)
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(19,395)	(19,395)
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(19,395)	(19,395)
3 Mo. NZD NZDBBR	4.07% Fixed	NZD	6,235,000	03/15/2028	Quarterly	—	—	(45,295)	(45,295)
4.34% Fixed	3 Mo. NZD NZDBBR	NZD	33,986,000	03/19/2028	Semi-Annual	30,855	—	(314,785)	(345,640)
3 Mo. NZD NZDBBR	4.78% Fixed	NZD	94,455,000	06/21/2028	Annual	—	(169,210)	1,364,237	1,533,447
4.49% Fixed	3 Mo. NZD NZDBBR	NZD	67,174,000	06/21/2028	Annual	—	—	(437,371)	(437,371)
4.53% Fixed	3 Mo. NZD NZDBBR	NZD	67,175,000	06/21/2028	Annual	—	—	(510,874)	(510,874)
4.16% Fixed	3 Mo. NZD NZDBBR	NZD	44,820,000	09/20/2028	Annual	—	(3,426)	531	3,957
3 Mo. NZD NZDBBR	4.19% Fixed	NZD	25,240,000	03/15/2033	Quarterly	—	—	70,007	70,007
3.94% Fixed	3 Mo. NZD NZDBBR	NZD	16,630,000	06/21/2033	Annual	22,541	—	54,206	31,665
4.17% Fixed	3 Mo. NZD NZDBBR	NZD	11,177,000	09/20/2033	Annual	187	—	(22,519)	(22,706)
3 Mo. SEK STIBOR	2.57% Fixed	SEK	799,913,000	03/15/2028	Quarterly	—	—	(1,534,768)	(1,534,768)
2.50% Fixed	3 Mo. SEK STIBOR	SEK	211,565,000	06/18/2028	Annual	96,041	—	53,676	(42,365)
3 Mo. SEK STIBOR	3.16% Fixed	SEK	206,369,000	06/21/2028	Quarterly	11,419	—	193,117	181,698
The accompanying notes are an integral part of these financial statements.
167

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.94% Fixed	3 Mo. SEK STIBOR	SEK	82,619,000	06/21/2028	Annual	$ —	$ (66)	$ (72)	$ (6)
3 Mo. SEK STIBOR	2.98% Fixed	SEK	420,206,000	06/21/2028	Quarterly	64,834	—	47,011	(17,823)
3 Mo. SEK STIBOR	2.69% Fixed	SEK	141,097,000	06/21/2028	Quarterly	12,148	—	(164,875)	(177,023)
3 Mo. SEK STIBOR	2.78% Fixed	SEK	67,513,000	09/20/2033	Annual	—	(6,998)	(17,532)	(10,534)
6 Mo. AUD BBSW	3.88% Fixed	AUD	31,480,000	09/17/2028	Annual	10,186	—	275,621	265,435
6 Mo. AUD BBSW	4.06% Fixed	AUD	20,046,000	09/20/2028	Annual	9,482	—	324,133	314,651
6 Mo. AUD BBSW	3.28% Fixed	AUD	42,400,000	06/16/2032	Semi-Annual	—	(679,648)	(859,062)	(179,414)
6 Mo. AUD BBSW	4.31% Fixed	AUD	10,077,000	09/20/2033	Annual	52,795	—	260,638	207,843
6 Mo. AUD BBSW	4.59% Fixed	AUD	25,042,000	09/20/2033	Annual	37,985	—	228,920	190,935
6 Mo. EUR EURIBOR	2.94% Fixed	EUR	37,509,000	03/15/2028	Semi-Annual	—	(49,065)	(224,821)	(175,756)
6 Mo. EUR EURIBOR	2.81% Fixed	EUR	19,086,000	06/18/2028	Annual	7,141	—	34,135	26,994
6 Mo. EUR EURIBOR	3.38% Fixed	EUR	12,992,000	09/20/2028	Annual	90,239	—	252,097	161,858
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	30,516,400	09/16/2031	Annual	273,799	—	(3,238,843)	(3,512,642)
1.13% Fixed	6 Mo. EUR EURIBOR	EUR	14,459,000	06/15/2032	Annual	629,774	—	2,324,461	1,694,687
6 Mo. EUR EURIBOR	2.72% Fixed	EUR	56,687,000	03/15/2033	Semi-Annual	421,342	—	(1,443,050)	(1,864,392)
6 Mo. EUR EURIBOR	2.81% Fixed	EUR	31,080,000	06/21/2033	Semi-Annual	—	(91,231)	(151,311)	(60,080)
6 Mo. EUR EURIBOR	3.19% Fixed	EUR	6,119,000	09/20/2033	Annual	53,845	—	128,660	74,815
6 Mo. EUR EURIBOR	1.28% Fixed	EUR	20,125,000	06/15/2037	Annual	—	(1,204,617)	(4,357,412)	(3,152,795)
6 Mo. EUR EURIBOR	2.72% Fixed	EUR	6,474,000	08/15/2048	Annual	—	(187,621)	20,565	208,186
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(297,761)	1,493,948	1,791,709
1.00% Fixed	6 Mo. EUR EURIBOR	EUR	5,692,000	06/15/2052	Annual	520,378	—	1,998,273	1,477,895
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(89,702)	2,350,483	2,440,185
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(18,642)	288,377	307,019
6 Mo. NOK NIBOR	2.66% Fixed	NOK	198,116,000	06/18/2028	Semi-Annual	—	(27,686)	(227,373)	(199,687)
6 Mo. NOK NIBOR	3.41% Fixed	NOK	429,383,000	06/21/2028	Semi-Annual	—	—	14,991	14,991
6 Mo. NOK NIBOR	3.50% Fixed	NOK	144,966,000	09/20/2028	Annual	—	(18,505)	92,250	110,755
6 Mo. NOK NIBOR	3.34% Fixed	NOK	44,539,000	06/21/2033	Semi-Annual	1,423	—	22,640	21,217
Total centrally cleared interest rate swaps contracts						$ 4,233,729	$ (4,503,453)	$ (2,614,697)	$ (2,344,973)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
21,445,000	AUD	14,296,306	USD	MSC	05/03/2023	$ (104,432)
27,015,000	AUD	18,110,721	USD	TDB	05/03/2023	(232,732)
32,245,000	AUD	21,574,419	USD	GSC	05/03/2023	(235,320)
32,315,000	AUD	21,840,153	USD	UBS	05/03/2023	(454,730)
58,640,000	AUD	39,305,521	USD	JPM	05/03/2023	(498,738)
12,580,000	AUD	8,316,805	USD	JPM	06/06/2023	20,580
15,585,000	AUD	10,315,088	USD	TDB	06/06/2023	13,858
3,575,000	AUD	2,367,697	USD	RBC	06/06/2023	1,631
1,650,000	AUD	1,094,462	USD	GSC	06/06/2023	(925)
47,260,000	BRL	9,193,783	USD	CBK	05/03/2023	275,438
47,260,000	BRL	9,305,256	USD	CBK	06/02/2023	103,726
10,000	CAD	7,376	USD	MSC	05/03/2023	5
4,430,000	CAD	3,286,472	USD	CIBC	05/03/2023	(16,569)
9,690,000	CAD	7,195,094	USD	RBC	05/03/2023	(42,642)
44,548,000	CAD	32,942,085	USD	GSC	05/03/2023	(59,997)
27,312,000	CAD	20,301,326	USD	JPM	05/03/2023	(141,599)
19,540,000	CAD	14,604,476	USD	SSG	05/03/2023	(181,471)
21,300,000	CAD	15,720,822	USD	RBC	06/06/2023	11,974
2,965,000	CAD	2,181,886	USD	MSC	06/06/2023	8,149
105,420,000	CHF	115,383,479	USD	BNP	05/03/2023	2,596,162
58,705,000	CHF	65,499,063	USD	MSC	05/03/2023	199,994
13,270,000	CHF	14,691,148	USD	BOA	05/03/2023	159,827
32,585,000	CHF	36,476,882	USD	CBK	05/03/2023	(9,736)
6,713,000	CHF	7,534,648	USD	UBS	05/03/2023	(21,867)
1,940,000	CHF	2,174,868	USD	JPM	06/06/2023	5,116
8,395,000	CHF	9,465,938	USD	GSC	06/06/2023	(32,451)
57,790,000	CHF	65,189,104	USD	UBS	06/06/2023	(250,304)
1,894,880,000	CLP	2,346,746	USD	DEUT	05/03/2023	(453)
2,501,600,000	CLP	3,119,774	USD	SCB	05/03/2023	(22,222)
5,192,210,000	CLP	6,455,783	USD	MSC	05/03/2023	(26,642)
The accompanying notes are an integral part of these financial statements.
168

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
60,132,000	CNY	8,676,731	USD	BNP	05/04/2023	$ 6,685
12,496,000	CNY	1,818,369	USD	JPM	05/04/2023	(13,873)
12,467,000	CNY	1,816,564	USD	UBS	05/04/2023	(16,256)
52,041,000	CNY	7,572,797	USD	GSC	05/04/2023	(57,769)
12,417,000	CNY	1,796,282	USD	BNP	06/06/2023	1,511
24,149,000	CNY	3,530,659	USD	BOA	07/13/2023	(23,432)
24,149,000	CNY	3,577,365	USD	BOA	01/24/2024	(21,198)
18,715,610,000	COP	4,017,432	USD	BOA	05/03/2023	(36,505)
13,871,600,000	COP	3,030,067	USD	SCB	05/03/2023	(79,491)
22,341,210,000	COP	4,882,471	USD	BNP	06/06/2023	(170,169)
20,859,000	CZK	990,221	USD	BOA	05/03/2023	(13,524)
158,740,000	CZK	7,477,217	USD	CBK	05/03/2023	(44,413)
83,420,000	CZK	3,916,537	USD	BCLY	06/06/2023	(17,047)
1,399,968,000	DKK	207,371,945	USD	BCLY	05/03/2023	(371,809)
30,322,000	EUR	32,819,972	USD	MSC	05/03/2023	598,153
31,511,000	EUR	34,603,109	USD	JPM	05/03/2023	125,423
6,666,000	EUR	7,286,678	USD	UBS	05/03/2023	59,976
11,626,000	EUR	12,772,159	USD	CBK	05/03/2023	40,950
8,408,000	EUR	9,243,389	USD	BOA	05/03/2023	23,137
19,933,000	EUR	22,004,238	USD	BCLY	05/03/2023	(35,914)
116,740,000	EUR	128,713,092	USD	UBS	05/31/2023	166,754
19,659,000	EUR	21,608,235	USD	GSC	05/31/2023	95,113
6,595,000	EUR	7,261,820	USD	BCLY	05/31/2023	18,997
19,724,000	EUR	21,768,308	USD	JPM	05/31/2023	6,801
328,000	EUR	360,841	USD	RBC	05/31/2023	1,268
6,595,000	EUR	7,285,886	USD	MSC	05/31/2023	(5,069)
3,649,000	EUR	4,024,570	USD	UBS	06/06/2023	5,158
6,572,000	EUR	7,264,623	USD	GSC	06/06/2023	(6,916)
42,769,000	EUR	47,304,353	USD	BCLY	06/06/2023	(72,938)
26,961,000	GBP	33,648,598	USD	BCLY	05/03/2023	237,224
8,915,000	GBP	11,108,508	USD	GSC	05/03/2023	96,272
9,369,000	GBP	11,701,108	USD	BNP	05/03/2023	74,282
5,838,000	GBP	7,286,116	USD	BOA	05/03/2023	51,350
3,932,000	GBP	4,893,564	USD	JPM	05/03/2023	48,353
1,404,000	GBP	1,734,231	USD	TDB	05/03/2023	30,381
4,553,000	GBP	5,681,734	USD	BCLY	06/06/2023	44,984
9,601,800,000	HUF	28,200,775	USD	BNP	05/03/2023	132,114
1,364,370,000	HUF	3,909,103	USD	BCLY	05/03/2023	116,865
774,645,000	HUF	2,190,305	USD	MSC	05/03/2023	95,510
157,130,000	HUF	449,071	USD	BOA	05/03/2023	14,586
1,119,145,000	HUF	3,251,438	USD	BNP	06/06/2023	14,502
567,682,000	HUF	1,654,678	USD	BCLY	06/06/2023	1,957
6,501,500,000	IDR	431,764	USD	JPM	05/03/2023	11,376
213,000,000	IDR	14,366	USD	BCLY	05/03/2023	152
6,501,500,000	IDR	438,254	USD	BCLY	06/06/2023	4,510
1,695,380,000	INR	20,562,746	USD	MSC	05/03/2023	151,007
448,402,000	INR	5,448,854	USD	SCB	05/03/2023	29,616
242,708,000	INR	2,959,854	USD	JPM	05/03/2023	5,495
1,625,300,000	INR	19,798,278	USD	UBS	06/06/2023	25,537
290,800,000	JPY	2,168,339	USD	SSG	05/02/2023	(33,302)
967,200,000	JPY	7,188,168	USD	BNP	05/02/2023	(87,042)
962,100,000	JPY	7,325,748	USD	UBS	05/02/2023	(262,065)
3,394,100,000	JPY	25,320,860	USD	CBK	05/02/2023	(401,574)
3,167,900,000	JPY	24,013,806	USD	JPM	05/02/2023	(755,267)
2,882,700,000	JPY	21,954,021	USD	SCB	05/02/2023	(789,404)
7,760,800,000	JPY	58,116,786	USD	BCLY	05/02/2023	(1,137,441)
11,716,800,000	JPY	88,182,783	USD	GSC	05/02/2023	(2,158,714)
36,484,210,000	JPY	275,979,100	USD	MSC	05/02/2023	(8,114,142)
968,200,000	JPY	7,257,681	USD	BCLY	06/06/2023	(111,472)
1,452,300,000	JPY	10,907,673	USD	CBK	06/06/2023	(188,360)
1,796,400,000	JPY	13,524,485	USD	GSC	06/06/2023	(265,396)
38,269,110,000	JPY	288,025,608	USD	MSC	06/06/2023	(5,564,274)
2,357,620,000	KRW	1,789,465	USD	MSC	05/03/2023	(27,690)
2,408,120,000	KRW	1,852,828	USD	BOA	05/03/2023	(53,315)
9,489,640,000	KRW	7,213,165	USD	GSC	05/03/2023	(121,856)
The accompanying notes are an integral part of these financial statements.
169

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,427,330,000	KRW	7,246,218	USD	CBK	05/03/2023	$ (201,472)
21,339,040,000	KRW	16,168,474	USD	JPM	05/03/2023	(222,483)
19,045,530,000	KRW	14,460,120	USD	BCLY	05/03/2023	(227,996)
448,789,317,000	KRW	336,232,618	USD	BNP	05/03/2023	(866,513)
12,656,280,000	KRW	9,482,348	USD	BNP	06/07/2023	(4,379)
98,735,000	MXN	5,423,331	USD	UBS	05/03/2023	64,603
55,700,000	MXN	3,072,934	USD	BOA	05/03/2023	23,009
82,060,000	MXN	4,541,329	USD	SSG	05/03/2023	19,768
99,950,000	NOK	9,505,933	USD	JPM	05/03/2023	(125,741)
173,710,000	NOK	16,797,595	USD	CBK	05/03/2023	(495,112)
225,510,000	NOK	21,677,332	USD	GSC	05/03/2023	(513,479)
2,191,957,000	NOK	206,848,508	USD	UBS	05/03/2023	(1,135,875)
334,032,000	NOK	31,490,469	USD	UBS	06/06/2023	(86,935)
11,605,000	NZD	7,164,927	USD	GSC	05/03/2023	11,512
3,480,000	NZD	2,151,179	USD	BCLY	05/03/2023	825
15,309,000	NZD	9,470,977	USD	BNP	05/03/2023	(4,014)
23,160,000	NZD	14,333,223	USD	MSC	05/03/2023	(11,264)
23,295,000	NZD	14,543,508	USD	UBS	05/03/2023	(138,067)
23,165,000	NZD	14,572,159	USD	CBK	05/03/2023	(247,108)
40,610,000	NZD	25,511,105	USD	JPM	05/03/2023	(398,206)
23,700,000	NZD	14,550,236	USD	GSC	06/06/2023	104,169
15,340,000	NZD	9,412,490	USD	MSC	06/06/2023	72,681
11,850,000	NZD	7,280,681	USD	SCB	06/06/2023	46,521
4,430,000	NZD	2,726,288	USD	UBS	06/06/2023	12,910
741,000	NZD	457,741	USD	TDB	06/06/2023	441
6,016,000	PEN	1,599,490	USD	BOA	05/03/2023	23,383
3,740,000	PEN	995,210	USD	CBK	05/03/2023	13,690
3,740,000	PEN	995,608	USD	SCB	05/03/2023	13,293
13,496,000	PEN	3,595,961	USD	CBK	06/06/2023	36,361
39,330,000	PHP	707,374	USD	JPM	05/03/2023	2,669
60,380,000	PHP	1,109,264	USD	MSC	05/03/2023	(19,195)
5,760,000	PLN	1,335,327	USD	MSC	05/02/2023	48,435
26,873,000	PLN	6,423,311	USD	BOA	05/02/2023	32,566
12,335,000	PLN	2,936,227	USD	UBS	05/02/2023	27,091
4,947,000	PLN	1,175,640	USD	CBK	05/02/2023	12,810
8,755,000	PLN	2,005,654	USD	GSC	05/04/2023	97,382
5,760,000	PLN	1,384,067	USD	BCLY	06/06/2023	(3,143)
1,520,322,000	SEK	147,157,889	USD	BNP	05/03/2023	1,115,463
746,251,000	SEK	72,296,163	USD	GSC	05/03/2023	483,905
195,377,000	SEK	18,780,092	USD	BCLY	05/03/2023	274,557
255,437,000	SEK	24,760,478	USD	JPM	05/03/2023	151,679
149,590,000	SEK	14,512,382	USD	CBK	05/03/2023	76,771
282,013,000	SEK	27,464,265	USD	SCB	05/03/2023	39,785
149,160,000	SEK	14,490,079	USD	CBK	06/07/2023	84,471
76,467,000	SEK	7,415,032	USD	BNP	06/07/2023	56,623
3,380,000	SGD	2,544,127	USD	JPM	05/03/2023	(10,884)
2,660,000	SGD	2,006,215	USD	UBS	05/03/2023	(12,597)
9,999,000	SGD	7,526,194	USD	MSC	05/03/2023	(32,140)
4,444,000	SGD	3,331,734	USD	MSC	06/06/2023	3,320
87,480,000	THB	2,593,383	USD	BCLY	05/03/2023	(30,824)
6,968,000	TRY	349,096	USD	BCLY	05/03/2023	7,580
6,968,000	TRY	335,160	USD	BCLY	06/06/2023	(9,929)
168,860,000	TWD	5,543,358	USD	CBK	05/03/2023	(48,783)
221,500,000	TWD	7,281,394	USD	MSC	05/03/2023	(73,953)
19,450,000	TWD	634,988	USD	CBK	06/06/2023	427
646,923,000	ZAR	35,230,660	USD	GSC	05/03/2023	125,087
197,350,000	ZAR	10,757,268	USD	BOA	05/03/2023	28,338
129,094,000	ZAR	7,086,302	USD	MSC	05/03/2023	(31,035)
86,134,000	ZAR	4,676,418	USD	GSC	06/06/2023	15,819
36,710,000	ZAR	1,984,080	USD	MSC	06/06/2023	15,734
184,150,803	USD	274,690,000	AUD	TDB	05/03/2023	2,366,433
30,265,213	USD	44,945,000	AUD	JPM	05/03/2023	521,507
33,220,201	USD	49,460,000	AUD	GSC	05/03/2023	488,558
21,791,136	USD	32,310,000	AUD	BNP	05/03/2023	409,022
21,824,899	USD	32,445,000	AUD	UBS	05/03/2023	353,445
The accompanying notes are an integral part of these financial statements.
170

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,205,588	USD	10,905,000	AUD	UBS	06/06/2023	$ (21,692)
183,848,161	USD	277,775,000	AUD	TDB	06/06/2023	(246,986)
9,363,979	USD	47,260,000	BRL	CBK	05/03/2023	(105,242)
29,046,254	USD	39,010,000	CAD	GSC	05/03/2023	251,914
7,266,999	USD	9,780,000	CAD	TDB	05/03/2023	48,116
14,669,136	USD	19,845,000	CAD	BNP	05/03/2023	21,002
9,441,434	USD	12,765,000	CAD	JPM	05/03/2023	19,241
2,152,634	USD	2,900,000	CAD	SSG	05/03/2023	12,065
19,155,774	USD	25,970,000	CAD	MSC	05/03/2023	(13,388)
7,268,219	USD	9,850,000	CAD	BCLY	06/06/2023	(7,275)
19,219,258	USD	26,040,000	CAD	RBC	06/06/2023	(14,639)
91,421,097	USD	124,550,000	CAD	MSC	07/06/2023	(634,440)
111,007,877	USD	148,392,000	CAD	SSG	09/28/2023	1,164,781
74,016,408	USD	100,686,000	CAD	MSC	09/28/2023	(513,634)
92,863,027	USD	126,264,000	CAD	MSC	10/26/2023	(649,203)
66,025,451	USD	58,775,000	CHF	CBK	05/03/2023	248,054
79,623,725	USD	70,940,000	CHF	UBS	05/03/2023	231,998
16,907,849	USD	14,990,000	CHF	GSC	05/03/2023	131,954
3,678,827	USD	3,260,000	CHF	JPM	05/03/2023	30,434
7,232,852	USD	6,460,000	CHF	MSC	05/03/2023	3,214
7,343,311	USD	6,560,000	CHF	BOA	05/03/2023	1,759
14,683,660	USD	13,138,000	CHF	SSG	05/03/2023	(19,588)
46,906,156	USD	42,570,000	CHF	BNP	05/03/2023	(735,594)
14,555,967	USD	12,915,000	CHF	MSC	06/06/2023	43,342
319,497	USD	283,000	CHF	UBS	06/06/2023	1,490
14,607,778	USD	13,025,000	CHF	CBK	06/06/2023	(28,455)
12,062,004	USD	9,588,690,000	CLP	MSC	05/03/2023	189,020
5,839,282	USD	4,718,490,000	CLP	MSC	06/06/2023	24,309
5,615,731	USD	38,541,000	CNY	SSG	05/04/2023	50,183
5,496,511	USD	37,995,000	CNY	BNP	05/04/2023	9,809
8,294	USD	57,000	CNY	GSC	05/04/2023	63
8,742,712	USD	60,543,000	CNY	JPM	05/04/2023	(55)
3,456,542	USD	23,921,000	CNY	JPM	06/06/2023	(6,856)
8,698,885	USD	60,132,000	CNY	BNP	06/06/2023	(7,318)
3,639,638	USD	24,149,000	CNY	BOA	01/24/2024	83,472
3,589,702	USD	24,149,000	CNY	BOA	04/10/2024	20,351
7,108,706	USD	32,587,210,000	COP	BNP	05/03/2023	177,204
3,922,878	USD	83,420,000	CZK	BCLY	05/03/2023	16,840
1,976,055	USD	42,500,000	CZK	CBK	05/03/2023	(13,955)
2,477,826	USD	53,679,000	CZK	TDB	05/03/2023	(35,627)
204,697,925	USD	1,399,968,000	DKK	BCLY	05/03/2023	(2,302,211)
207,829,132	USD	1,399,968,000	DKK	BCLY	06/06/2023	357,038
48,313,254	USD	43,783,000	EUR	BCLY	05/03/2023	59,648
2,197,477	USD	2,013,000	EUR	GSC	05/03/2023	(21,067)
2,751,382	USD	2,536,000	EUR	BOA	05/03/2023	(43,564)
22,277,162	USD	20,280,000	EUR	JPM	05/03/2023	(73,594)
23,085,262	USD	21,264,000	EUR	BNP	05/03/2023	(349,968)
20,058,515	USD	18,590,000	EUR	MSC	05/03/2023	(429,677)
21,853,287	USD	19,784,000	EUR	JPM	05/31/2023	11,940
14,503,332	USD	13,145,000	EUR	GSC	05/31/2023	(8,623)
14,433,166	USD	13,106,000	EUR	CBK	05/31/2023	(35,733)
61,092,699	USD	55,410,064	EUR	UBS	05/31/2023	(79,483)
22,046,755	USD	19,933,000	EUR	BCLY	06/06/2023	33,994
9,805,528	USD	8,875,000	EUR	JPM	06/06/2023	4,532
1,997,128	USD	1,606,000	GBP	CIBC	05/03/2023	(21,366)
7,254,712	USD	5,821,000	GBP	SSG	05/03/2023	(61,388)
7,233,473	USD	5,810,000	GBP	GSC	05/03/2023	(68,802)
7,255,818	USD	5,861,000	GBP	JPM	05/03/2023	(110,555)
15,089,289	USD	12,216,000	GBP	TDB	05/03/2023	(264,341)
31,220,100	USD	25,105,000	GBP	BCLY	05/03/2023	(333,016)
14,157,144	USD	11,367,000	GBP	JPM	05/31/2023	(138,601)
7,294,528	USD	5,803,000	GBP	GSC	06/06/2023	(4,428)
4,481,245	USD	3,591,000	GBP	BCLY	06/06/2023	(35,479)
9,458,168	USD	7,583,000	GBP	JPM	06/06/2023	(79,654)
5,504,776	USD	42,760,000	HKD	SCB	04/12/2024	5,318
The accompanying notes are an integral part of these financial statements.
171

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,222,028	USD	414,304,000	HUF	GSC	05/03/2023	$ (496)
338,984	USD	115,346,000	HUF	BOA	05/03/2023	(1,378)
1,352,085	USD	459,030,000	HUF	BCLY	05/03/2023	(2,416)
3,286,963	USD	1,119,145,000	HUF	BNP	05/03/2023	(15,399)
27,888,363	USD	9,790,120,000	HUF	MSC	05/03/2023	(1,000,218)
27,895,991	USD	9,601,800,000	HUF	BNP	06/06/2023	(124,419)
14,145	USD	213,000,000	IDR	JPM	05/03/2023	(373)
438,491	USD	6,501,500,000	IDR	BCLY	05/03/2023	(4,649)
14,358	USD	213,000,000	IDR	BCLY	06/06/2023	(148)
7,897,386	USD	28,298,000	ILS	UBS	05/03/2023	99,992
5,121,226	USD	18,475,000	ILS	CBK	05/03/2023	30,518
12,907,098	USD	46,773,000	ILS	BNP	06/06/2023	4,409
2,173,535	USD	7,905,000	ILS	DEUT	06/06/2023	(7,120)
1,199,134	USD	98,257,000	INR	BOA	05/03/2023	(1,347)
1,256,256	USD	103,459,000	INR	MSC	05/03/2023	(7,781)
19,832,825	USD	1,625,300,000	INR	UBS	05/03/2023	(24,707)
6,808,377	USD	559,474,000	INR	JPM	05/03/2023	(27,144)
6,342,927	USD	520,120,000	INR	JPM	06/06/2023	(986)
69,359,595	USD	9,195,600,000	JPY	GSC	05/02/2023	1,846,031
55,227,150	USD	7,354,500,000	JPY	MSC	05/02/2023	1,230,836
32,756,864	USD	4,346,300,000	JPY	CBK	05/02/2023	846,581
30,673,457	USD	4,067,000,000	JPY	BCLY	05/02/2023	813,778
33,348,273	USD	4,442,200,000	JPY	JPM	05/02/2023	733,898
7,228,835	USD	970,500,000	JPY	SCB	05/02/2023	103,480
2,520,766	USD	338,300,000	JPY	BNP	05/02/2023	36,987
115,288,315	USD	14,980,800,000	JPY	CBK	05/22/2023	4,959,168
100,873,263	USD	13,396,050,000	JPY	MSC	05/30/2023	2,092,022
21,855,730	USD	2,907,900,000	JPY	MSC	06/06/2023	392,745
50,495,171	USD	6,817,400,000	JPY	GSC	06/06/2023	176,470
7,305,731	USD	974,000,000	JPY	SCB	06/06/2023	116,712
18,008,014	USD	2,434,700,000	JPY	BCLY	06/06/2023	37,683
36,289,518	USD	4,893,950,000	JPY	BOA	06/20/2023	87,299
54,862,884	USD	7,208,200,000	JPY	MSC	06/26/2023	1,490,483
306,013,758	USD	398,042,171,000	KRW	BNP	05/03/2023	8,569,395
26,850,455	USD	35,358,436,000	KRW	JPM	05/03/2023	428,210
21,918,521	USD	28,777,740,000	KRW	BCLY	05/03/2023	413,824
12,685,100	USD	16,565,370,000	KRW	GSC	05/03/2023	306,322
14,437,045	USD	19,033,830,000	KRW	BOA	05/03/2023	213,664
7,343,654	USD	9,627,530,000	KRW	CBK	05/03/2023	149,304
4,182,522	USD	5,451,520,000	KRW	MSC	05/03/2023	108,773
313,949,800	USD	419,035,077,000	KRW	BNP	06/07/2023	144,984
5,467,169	USD	99,140,000	MXN	CBK	05/03/2023	(43,277)
17,965,464	USD	325,880,000	MXN	SSG	05/03/2023	(147,749)
17,774,860	USD	323,602,000	MXN	UBS	05/03/2023	(211,736)
15,410,097	USD	281,330,000	MXN	GSC	05/03/2023	(226,918)
43,771,384	USD	793,457,000	MXN	UBS	06/06/2023	(9,347)
122,541,234	USD	1,284,183,000	NOK	UBS	05/03/2023	2,022,142
36,396,040	USD	377,210,000	NOK	CBK	05/03/2023	995,318
59,058,999	USD	622,379,000	NOK	DEUT	05/03/2023	649,448
29,362,762	USD	307,385,000	NOK	BNP	05/03/2023	515,034
7,361,770	USD	77,010,000	NOK	MSC	05/03/2023	134,470
2,203,083	USD	22,960,000	NOK	GSC	05/03/2023	48,314
174,194,902	USD	1,847,755,000	NOK	UBS	06/06/2023	480,898
7,303,593	USD	77,150,000	NOK	JPM	06/06/2023	50,448
3,282,912	USD	34,810,000	NOK	CBK	06/06/2023	10,301
205,555,414	USD	328,842,000	NZD	UBS	05/03/2023	2,202,157
14,612,758	USD	23,510,000	NZD	SSG	05/03/2023	74,363
9,389,023	USD	15,080,000	NZD	JPM	05/03/2023	63,672
21,708,406	USD	35,070,000	NZD	MSC	05/03/2023	21,400
3,276,296	USD	5,270,000	NZD	BNP	05/03/2023	17,370
2,018,795	USD	3,240,000	NZD	GSC	05/03/2023	15,205
2,185,797	USD	3,560,000	NZD	GSC	06/06/2023	(15,455)
14,527,887	USD	23,700,000	NZD	UBS	06/06/2023	(126,518)
21,767,321	USD	35,440,000	NZD	JPM	06/06/2023	(146,270)
167,485,602	USD	271,129,000	NZD	TDB	06/06/2023	(161,409)
The accompanying notes are an integral part of these financial statements.
172

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,603,738	USD	13,496,000	PEN	CBK	05/03/2023	$ (36,934)
1,806,668	USD	99,710,000	PHP	MSC	05/03/2023	6,556
706,802	USD	39,330,000	PHP	JPM	06/06/2023	(2,652)
170,161	USD	734,000	PLN	MSC	05/02/2023	(6,172)
12,744,662	USD	54,725,000	PLN	BOA	05/02/2023	(402,283)
3,626,138	USD	15,104,000	PLN	BCLY	06/06/2023	5,049
2,340,484	USD	9,770,000	PLN	BOA	06/06/2023	(1,812)
3,272,170	USD	33,910,000	SEK	JPM	05/03/2023	(34,991)
14,686,953	USD	151,227,000	SEK	BNP	05/03/2023	(61,854)
6,363,717	USD	65,950,000	SEK	UBS	05/03/2023	(68,228)
14,493,877	USD	149,920,000	SEK	GSC	05/03/2023	(127,460)
63,251,881	USD	651,970,000	SEK	CBK	05/03/2023	(333,188)
201,473,651	USD	2,096,013,000	SEK	BCLY	05/03/2023	(2,945,461)
2,179,905	USD	22,440,000	SEK	GSC	06/07/2023	(12,727)
4,448,909	USD	45,834,000	SEK	CBK	06/07/2023	(29,570)
21,828,963	USD	224,660,000	SEK	JPM	06/07/2023	(122,755)
147,426,164	USD	1,520,322,000	SEK	BNP	06/07/2023	(1,125,778)
3,263,601	USD	4,346,000	SGD	JPM	05/03/2023	6,361
5,433,227	USD	7,249,000	SGD	BNP	05/03/2023	244
3,327,593	USD	4,444,000	SGD	MSC	05/03/2023	(3,098)
2,551,087	USD	3,400,000	SGD	BNP	06/06/2023	(484)
8,545,918	USD	291,679,000	THB	BCLY	05/03/2023	1,740
6,012,927	USD	204,199,000	THB	BCLY	06/06/2023	9,987
357,608	USD	6,968,000	TRY	BCLY	05/03/2023	932
7,318,117	USD	221,395,000	TWD	MSC	05/03/2023	114,093
2,438,499	USD	74,765,000	TWD	CBK	05/03/2023	5,703
3,061,672	USD	94,200,000	TWD	SCB	05/03/2023	(3,524)
3,019,180	USD	92,479,000	TWD	CBK	06/06/2023	(2,032)
35,521,150	USD	647,103,000	ZAR	MSC	05/03/2023	155,566
10,150,636	USD	183,274,000	ZAR	GSC	05/03/2023	134,313
7,829,092	USD	142,990,000	ZAR	BOA	05/03/2023	14,378
35,122,972	USD	646,923,000	ZAR	GSC	06/06/2023	(118,815)
Total foreign currency contracts						$ 5,853,048
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
173

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 319,063,626	$ —	$ 319,063,626	$ —
Convertible Bonds	6,942,676	—	6,942,676	—
Corporate Bonds	495,984,150	—	495,984,150	—
Foreign Government Obligations	1,886,283,048	—	1,886,283,048	—
Senior Floating Rate Interests	112,625,716	—	112,625,716	—
U.S. Government Agencies	91,911,927	—	91,911,927	—
U.S. Government Securities	158,648,003	—	158,648,003	—
Short-Term Investments	471,034,311	5,203,153	465,831,158	—
Purchased Options	731,364	—	731,364	—
Foreign Currency Contracts(2)	49,457,217	—	49,457,217	—
Futures Contracts(2)	4,116,856	4,116,856	—	—
Swaps - Credit Default(2)	1,005,014	—	1,005,014	—
Swaps - Interest Rate(2)	16,732,967	—	16,732,967	—
Total	$ 3,614,536,875	$ 9,320,009	$ 3,605,216,866	$ —
Liabilities
Foreign Currency Contracts(2)	$ (43,604,169)	$ —	$ (43,604,169)	$ —
Futures Contracts(2)	(4,244,475)	(4,244,475)	—	—
Swaps - Credit Default(2)	(1,415,517)	—	(1,415,517)	—
Swaps - Interest Rate(2)	(19,573,455)	—	(19,573,455)	—
Written Options	(104,412)	—	(104,412)	—
Total	$ (68,942,028)	$ (4,244,475)	$ (64,697,553)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
174

Hartford Fixed Income Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
RUB	Russia Ruble
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX	Markit iTraxx
MTA	Monthly Treasury Average Index
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
SD CRED PROG	School District Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SONIO	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept Program
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TCRS	Tennessee Consolidated Retirement System
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

175

Hartford Fixed Income Funds
 Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund
Assets:
Investments in securities, at market value(1)	$ 55,040,237	$ 28,357,838	$ 1,470,014,123	$ 317,139,373	$ 375,278,737	$ 453,927,755
Repurchase agreements	—	16,136	—	—	1,275,572	970,949
Cash	1,089,899	—	—	—	5,889,502	8,946,845
Cash collateral due from broker on futures contracts	—	57,004	105,265	32,246	60,717	—
Cash collateral due from broker on swap contracts	—	—	251,823	—	—	—
Cash collateral held for securities on loan	—	4,508	—	—	—	16,617
Foreign currency	908	334,922	9,466,963	1,105,396	82	—
Unrealized appreciation on OTC swap contracts	—	22,124	3,737,134	851,010	—	3,533,757
Unrealized appreciation on foreign currency contracts	—	977,167	—	9,791	—	258,427
Receivables:
From affiliates	15,078	13,124	—	23,679	13,322	—
Investment securities sold	—	1,413,225	45,524,891	10,313,103	1,662,117	475,031
Fund shares sold	—	3,230	1,939,537	35,536	183,657	183,934
Dividends and interest	428,639	422,584	13,613,723	3,444,431	5,427,333	1,173,474
Securities lending income	—	131	—	—	—	2,203
Variation margin on centrally cleared swap contracts	1,479	—	—	—	—	—
Tax reclaims	6,920	79,352	—	—	—	—
Other assets	40,627	83,408	91,978	63,491	87,385	67,293
Total assets	56,623,787	31,784,753	1,544,745,437	333,018,056	389,878,424	469,556,285
Liabilities:
Due to custodian	—	56,087	69,169	19,338	—	—
Unrealized depreciation on foreign currency contracts	—	657,427	307,340	64,457	25,943	475,164
Unrealized depreciation on bond forward contracts	—	—	—	—	—	93,944
Due to custodian - foreign currency	—	—	—	—	—	168,403
Obligation to return securities lending collateral	—	90,160	—	—	—	332,340
Unrealized depreciation on OTC swap contracts	—	897	—	—	—	—
Cash collateral due to broker on future contracts	—	—	1,380,000	—	—	—
Cash collateral due to broker on swap contracts	—	—	2,280,000	794,632	—	2,849,000
Unfunded loan commitments	—	—	3,953,048	1,097,544	—	—
Payables:
Investment securities purchased	3,625,419	194,133	49,718,726	13,432,904	2,372,412	24,337,435
Fund shares redeemed	2,159	44,205	5,041,012	1,358,006	696,092	695,166
Investment management fees	26,010	20,751	759,513	185,226	157,330	142,494
Transfer agent fees	—	8,834	322,387	71,342	78,911	86,263
Accounting services fees	4,070	3,156	127,232	30,338	31,418	40,094
Board of Directors' fees	133	309	11,151	2,364	1,553	2,545
Variation margin on futures contracts	—	6,110	18,035	5,666	15,105	4,897
Variation margin on centrally cleared swap contracts	—	25,078	10,520	2,320	—	103,704
Foreign taxes	—	3,520	—	—	—	—
Distribution fees	184	194	29,684	4,212	9,717	10,439
Distributions payable	106,633	—	1,819,392	8,154	19,686	112
Written options	—	173,399	—	—	—	—
Accrued expenses	14,947	18,523	67,914	32,414	35,240	29,331
Total liabilities	3,779,555	1,302,783	65,915,123	17,108,917	3,443,407	29,371,331
Net assets	$ 52,844,232	$ 30,481,970	$ 1,478,830,314	$ 315,909,139	$ 386,435,017	$ 440,184,954
Summary of Net Assets:
Capital stock and paid-in-capital	$ 52,860,843	$ 108,961,607	$ 2,155,531,749	$ 420,569,119	$ 447,568,554	$ 544,709,846
Distributable earnings (loss)	(16,611)	(78,479,637)	(676,701,435)	(104,659,980)	(61,133,537)	(104,524,892)
Net assets	$ 52,844,232	$ 30,481,970	$ 1,478,830,314	$ 315,909,139	$ 386,435,017	$ 440,184,954
Shares authorized	350,000,000	550,000,000	3,200,000,000	550,000,000	485,000,000	6,190,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 10.00	$ 4.69	$ 7.77	$ 8.82	$ 6.69	$ 10.06
Maximum offering price per share	10.47	4.91	8.01	9.09	7.01	10.53
Shares outstanding	125,366	681,805	78,730,359	8,000,433	35,975,429	18,354,230
Net Assets	$ 1,253,182	$ 3,197,508	$ 611,508,106	$ 70,586,382	$ 240,660,748	$ 184,688,597
Class C: Net asset value per share	$ 10.00	$ 4.70	$ 7.84	$ 8.90	$ 6.67	$ 9.67
Shares outstanding	103,529	145,556	8,495,738	1,473,884	1,637,917	1,733,703
Net Assets	$ 1,034,826	$ 683,844	$ 66,619,988	$ 13,122,441	$ 10,928,603	$ 16,766,858
The accompanying notes are an integral part of these financial statements.
176

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund
Class I: Net asset value per share	$ 9.99	$ 4.66	$ 7.70	$ 8.75	$ 6.67	$ 10.30
Shares outstanding	106,583	1,477,692	82,410,375	21,127,082	3,226,843	4,555,581
Net Assets	$ 1,065,079	$ 6,890,417	$ 634,937,377	$ 184,908,270	$ 21,514,967	$ 46,907,933
Class R3: Net asset value per share	$ —	$ 4.70	$ 7.82	$ 8.84	$ 6.69	$ 9.83
Shares outstanding	—	2,217	374,981	2,248	234,842	2,661,319
Net Assets	$ —	$ 10,416	$ 2,932,220	$ 19,873	$ 1,571,892	$ 26,173,470
Class R4: Net asset value per share	$ —	$ 4.67	$ 7.76	$ 8.81	$ 6.70	$ 10.07
Shares outstanding	—	2,237	281,175	41,669	134,065	371,528
Net Assets	$ —	$ 10,441	$ 2,182,083	$ 366,916	$ 898,500	$ 3,742,923
Class R5: Net asset value per share	$ 9.99	$ 4.45	$ 7.71	$ 8.74	$ 6.63	$ 10.25
Shares outstanding	104,655	2,391	174,069	1,177,098	91,417	225,249
Net Assets	$ 1,045,518	$ 10,644	$ 1,341,920	$ 10,292,001	$ 606,370	$ 2,309,822
Class R6: Net asset value per share	$ 9.98	$ —	$ —	$ —	$ 6.57	$ —
Shares outstanding	104,806	—	—	—	1,483	—
Net Assets	$ 1,046,453	$ —	$ —	$ —	$ 9,746	$ —
Class Y: Net asset value per share	$ 9.99	$ 4.63	$ 7.67	$ 8.75	$ 6.58	$ 10.32
Shares outstanding	158,236	3,313,418	5,618,637	1,424,229	506,830	1,920,281
Net Assets	$ 1,581,425	$ 15,335,844	$ 43,120,457	$ 12,467,532	$ 3,335,897	$ 19,817,158
Class F: Net asset value per share	$ 9.98	$ 4.67	$ 7.67	$ 8.76	$ 6.63	$ 10.30
Shares outstanding	4,588,838	930,549	15,140,800	2,756,270	16,117,857	13,575,573
Net Assets	$ 45,817,749	$ 4,342,856	$ 116,188,163	$ 24,145,724	$ 106,908,294	$ 139,778,193
Cost of investments	$ 54,883,869	$ 29,991,862	$ 1,579,293,387	$ 339,500,641	$ 401,701,056	$ 493,284,117
Cost of foreign currency	$ 896	$ 348,190	$ 9,483,587	$ 1,107,192	$ 82	$ (167,099)
Written option contracts premiums received	$ —	$ 195,695	$ —	$ —	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ —	$ 88,200	$ —	$ —	$ —	$ 322,998
The accompanying notes are an integral part of these financial statements.
177

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Assets:
Investments in securities, at market value(1)	$ 1,657,356,933	$ 46,462,902	$ 1,837,954,693	$ 2,206,580,347	$ 90,345,464	$ 3,897,494,859
Repurchase agreements	9,574,427	301,491	—	7,847,627	589,428	9,307,724
Cash	37,500,698	1,187,269	537,117	33,671,546	2,319,798	44,938,969
Cash collateral due from broker on futures contracts	—	—	2,492,887	—	—	—
Cash collateral due from broker on swap contracts	—	—	—	40,000	—	—
Cash collateral held for securities on loan	—	—	85,684	1,534,045	—	106,385
Foreign currency	—	—	1,597,287	10,427,859	—	849,449
Unrealized appreciation on foreign currency contracts	—	—	4,458	4,332,466	—	200,622
Receivables:
From affiliates	—	9,026	—	—	8,236	—
Investment securities sold	—	—	9,178,694	8,071,253	—	278,280,606
Fund shares sold	1,435,004	113,800	3,355,550	7,040,116	6,919	3,475,260
Dividends and interest	20,921,237	577,712	12,284,106	19,817,165	1,140,403	22,296,420
Securities lending income	—	—	1,237	33,603	—	2,844
Variation margin on futures contracts	—	—	—	2,300,172	—	—
Tax reclaims	—	—	5,104	17,177	—	12,413
OTC swap contracts premiums paid	—	—	—	155,024	—	—
Other assets	111,550	49,261	144,775	103,859	52,170	162,945
Total assets	1,726,899,849	48,701,461	1,867,641,592	2,301,972,259	94,462,418	4,257,128,496
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	78,233	4,167,327	—	2,350,557
Obligation to return securities lending collateral	—	—	1,713,683	30,680,895	—	2,127,690
Unrealized depreciation on OTC swap contracts	—	—	—	16,845	—	—
Cash collateral due to broker on swap contracts	—	—	—	—	—	480,000
TBA sale commitments, at market value	—	—	—	—	—	165,362,520
Unfunded loan commitments	—	—	510,902	649,424	—	—
Payables:
Investment securities purchased	5,628,897	257,879	7,528,260	246,448,463	528,129	873,540,246
Fund shares redeemed	2,922,378	163,781	4,564,494	2,117,053	195,547	27,919,763
Investment management fees	439,909	14,063	577,869	821,599	27,225	736,872
Transfer agent fees	208,002	3,406	250,305	324,468	20,304	290,338
Accounting services fees	112,107	3,935	128,632	140,257	7,727	190,404
Board of Directors' fees	7,107	171	8,580	10,919	663	11,513
Variation margin on futures contracts	—	—	240,927	—	—	2,123,752
Variation margin on centrally cleared swap contracts	—	—	—	370,215	—	676,664
Foreign taxes	—	—	—	6,277	—	—
Distribution fees	17,244	1,123	31,719	17,223	1,195	36,188
Distributions payable	307,242	—	276,614	—	620	564,702
Accrued expenses	33,057	16,082	54,235	132,952	18,357	125,921
Total liabilities	9,675,943	460,440	15,964,453	285,903,917	799,767	1,076,537,130
Net assets	$ 1,717,223,906	$ 48,241,021	$ 1,851,677,139	$ 2,016,068,342	$ 93,662,651	$ 3,180,591,366
Summary of Net Assets:
Capital stock and paid-in-capital	$ 1,847,288,308	$ 50,118,040	$ 1,972,275,783	$ 2,559,373,490	$ 104,747,988	$ 3,696,665,697
Distributable earnings (loss)	(130,064,402)	(1,877,019)	(120,598,644)	(543,305,148)	(11,085,337)	(516,074,331)
Net assets	$ 1,717,223,906	$ 48,241,021	$ 1,851,677,139	$ 2,016,068,342	$ 93,662,651	$ 3,180,591,366
Shares authorized	815,000,000	300,000,000	745,000,000	1,415,000,000	300,000,000	1,325,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 8.22	$ 9.74	$ 9.40	$ 7.63	$ 9.85	$ 9.18
Maximum offering price per share	8.61	10.20	9.59	7.99	10.31	9.61
Shares outstanding	48,140,761	3,406,596	86,005,328	35,600,852	2,876,133	111,525,078
Net Assets	$ 395,843,613	$ 33,168,250	$ 808,308,358	$ 271,456,738	$ 28,329,348	$ 1,023,481,971
The accompanying notes are an integral part of these financial statements.
178

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Class C: Net asset value per share	$ 8.23	$ 9.74	$ 9.40	$ 7.71	$ 9.85	$ 9.29
Shares outstanding	3,317,363	70,350	4,073,103	7,044,218	265,561	718,155
Net Assets	$ 27,299,187	$ 684,951	$ 38,288,780	$ 54,280,982	$ 2,614,595	$ 6,669,375
Class I: Net asset value per share	$ 8.22	$ 9.70	$ 9.35	$ 7.65	$ 9.82	$ 9.13
Shares outstanding	117,585,288	603,884	43,743,138	142,537,290	4,529,741	51,540,418
Net Assets	$ 967,107,101	$ 5,858,539	$ 408,974,552	$ 1,090,068,213	$ 44,488,394	$ 470,563,384
Class R3: Net asset value per share	$ —	$ —	$ 9.38	$ 7.61	$ —	$ 9.44
Shares outstanding	—	—	135,974	434,723	—	358,133
Net Assets	$ —	$ —	$ 1,275,968	$ 3,309,388	$ —	$ 3,380,109
Class R4: Net asset value per share	$ —	$ —	$ 9.38	$ 7.61	$ —	$ 9.35
Shares outstanding	—	—	560,710	1,267,037	—	1,194,940
Net Assets	$ —	$ —	$ 5,261,081	$ 9,648,123	$ —	$ 11,177,734
Class R5: Net asset value per share	$ —	$ —	$ 9.34	$ 7.61	$ —	$ 9.28
Shares outstanding	—	—	227,945	4,230,335	—	174,346
Net Assets	$ —	$ —	$ 2,129,822	$ 32,194,490	$ —	$ 1,617,897
Class R6: Net asset value per share	$ —	$ —	$ 9.29	$ 7.61	$ —	$ 9.19
Shares outstanding	—	—	209,959	33,637,142	—	27,128,999
Net Assets	$ —	$ —	$ 1,949,533	$ 256,011,279	$ —	$ 249,346,499
Class Y: Net asset value per share	$ 8.22	$ —	$ 9.33	$ 7.60	$ —	$ 9.22
Shares outstanding	1,595,068	—	474,528	9,073,495	—	29,668,600
Net Assets	$ 13,111,377	$ —	$ 4,425,881	$ 68,938,898	$ —	$ 273,500,611
Class F: Net asset value per share	$ 8.21	$ 9.70	$ 9.32	$ 7.64	$ 9.82	$ 9.06
Shares outstanding	38,209,878	879,065	62,318,979	30,132,038	1,855,997	125,921,916
Net Assets	$ 313,862,628	$ 8,529,281	$ 581,063,164	$ 230,160,231	$ 18,230,314	$ 1,140,853,786
Cost of investments	$ 1,737,558,342	$ 48,254,807	$ 1,941,391,793	$ 2,372,206,444	$ 97,265,787	$ 4,193,919,797
Cost of foreign currency	$ —	$ —	$ 1,600,331	$ 10,665,452	$ —	$ 851,067
Proceeds of TBA sale commitments	$ —	$ —	$ —	$ —	$ —	$ 166,062,114
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ 1,666,515	$ 29,760,828	$ —	$ 2,078,004
The accompanying notes are an integral part of these financial statements.
179

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

The Hartford World Bond Fund
Assets:
Investments in securities, at market value(1)	$ 3,524,696,694
Repurchase agreements	18,528,127
Cash	89,095,928
Cash collateral due from broker on futures contracts	13,288,356
Cash collateral held for securities on loan	273,850
Foreign currency	10,011,302
Unrealized appreciation on OTC swap contracts	1,067,292
Unrealized appreciation on foreign currency contracts	49,457,217
Receivables:
Investment securities sold	10,402,027
Fund shares sold	8,004,520
Dividends and interest	18,060,644
Securities lending income	3,291
Variation margin on futures contracts	3,643,892
Variation margin on centrally cleared swap contracts	2,058,133
Other assets	245,629
Total assets	3,748,836,902
Liabilities:
Unrealized depreciation on foreign currency contracts	43,604,169
Obligation to return securities lending collateral	5,477,003
Unrealized depreciation on OTC swap contracts	1,662,926
Cash collateral due to broker on future contracts	13,288,356
Cash collateral due to broker on swap contracts	11,118,000
Unfunded loan commitments	867,137
Payables:
Investment securities purchased	44,299,055
Fund shares redeemed	4,893,552
Investment management fees	1,714,448
Transfer agent fees	300,218
Accounting services fees	210,682
Board of Directors' fees	10,583
Distribution fees	12,464
Written options	104,412
Accrued expenses	187,604
OTC swap contracts premiums received	273,761
Total liabilities	128,024,370
Net assets	$ 3,620,812,532
Summary of Net Assets:
Capital stock and paid-in-capital	$ 3,701,947,223
Distributable earnings (loss)	(81,134,691)
Net assets	$ 3,620,812,532
Shares authorized	1,500,000,000
Par value	$ 0.0010
Class A: Net asset value per share	$ 10.05
Maximum offering price per share	10.52
Shares outstanding	28,543,575
Net Assets	$ 286,832,434
Class C: Net asset value per share	$ 9.74
Shares outstanding	1,916,790
Net Assets	$ 18,673,091
Class I: Net asset value per share	$ 10.16
Shares outstanding	125,460,202
Net Assets	$ 1,274,240,272
Class R3: Net asset value per share	$ 9.94
Shares outstanding	112,327
Net Assets	$ 1,116,936
The accompanying notes are an integral part of these financial statements.
180

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

The Hartford World Bond Fund
Class R4: Net asset value per share	$ 10.07
Shares outstanding	222,311
Net Assets	$ 2,237,735
Class R5: Net asset value per share	$ 10.16
Shares outstanding	841,700
Net Assets	$ 8,547,468
Class R6: Net asset value per share	$ 10.20
Shares outstanding	13,440,051
Net Assets	$ 137,153,168
Class Y: Net asset value per share	$ 10.19
Shares outstanding	11,138,380
Net Assets	$ 113,460,406
Class F: Net asset value per share	$ 10.18
Shares outstanding	174,725,044
Net Assets	$ 1,778,551,022
Cost of investments	$ 3,665,421,696
Cost of foreign currency	$ 10,298,047
Written option contracts premiums received	$ 304,502
(1) Includes Investment in securities on loan, at market value	$ 5,348,844
The accompanying notes are an integral part of these financial statements.
181

Hartford Fixed Income Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund
Investment Income:
Dividends	$ 2,758	$ —	$ 2,235,656	$ 531,177	$ —	$ —
Interest	1,521,508	1,187,554	66,568,709	15,091,861	11,724,750	8,331,399
Securities lending	—	1,827	—	—	—	5,220
Less: Foreign tax withheld	—	(7,252)	—	—	—	(192)
Total investment income, net	1,524,266	1,182,129	68,804,365	15,623,038	11,724,750	8,336,427
Expenses:
Investment management fees	152,840	140,186	4,979,763	1,232,484	940,992	898,327
Transfer agent fees
Class A	90	3,310	329,181	45,823	203,299	148,531
Class C	49	862	41,173	9,413	8,687	11,745
Class I	49	3,118	363,714	113,436	10,026	38,426
Class R3	—	10	2,720	24	1,746	28,439
Class R4	—	7	1,905	302	720	3,111
Class R5	43	6	729	6,218	353	1,190
Class R6	11	—	—	—	—	—
Class Y	292	12,838	26,018	6,932	662	10,808
Class F	50	80	740	576	1,113	614
Distribution fees
Class A	1,336	3,706	786,362	93,173	297,388	237,666
Class C	5,001	3,588	369,675	72,576	55,988	90,405
Class R3	—	25	6,989	57	3,972	65,046
Class R4	—	12	2,806	473	1,085	4,610
Custodian fees	1,817	7,210	3,251	1,299	2,913	3,601
Registration and filing fees	75,983	52,345	87,952	61,649	68,412	61,536
Accounting services fees	4,812	3,747	144,466	35,261	36,119	46,088
Board of Directors' fees	627	618	25,717	5,612	5,188	6,876
Audit and tax fees	12,104	15,682	21,021	21,017	14,462	17,347
Other expenses	6,095	8,656	94,492	27,619	38,085	33,012
Total expenses (before waivers, reimbursements and fees paid indirectly)	261,199	256,006	7,288,674	1,733,944	1,691,210	1,707,378
Expense waivers	(83,961)	(82,733)	(112,477)	(170,273)	(89,410)	—
Transfer agent fee waivers	—	—	—	—	—	(25,516)
Distribution fee reimbursements	(1,343)	(90)	(2,813)	(116)	(2,391)	(3,354)
Total waivers, reimbursements and fees paid indirectly	(85,304)	(82,823)	(115,290)	(170,389)	(91,801)	(28,870)
Total expenses	175,895	173,183	7,173,384	1,563,555	1,599,409	1,678,508
Net Investment Income (Loss)	1,348,371	1,008,946	61,630,981	14,059,483	10,125,341	6,657,919
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,463,127	(2,562,278)	(52,088,735)	(14,035,827)	(8,247,901)	(11,224,931)
Less: Foreign taxes paid on realized capital gains	—	(4,567)	—	—	—	—
Purchased options contracts	—	286,316	—	—	—	—
Futures contracts	486,943	39,063	497,301	146,071	136,257	333,330
Written options contracts	—	(759,524)	—	—	—	—
Swap contracts	96,571	(4,751)	242,737	71,736	—	(656,134)
Bond Forwards	—	—	—	—	—	25,868
Foreign currency contracts	—	880,349	(17,104,899)	(3,486,735)	(1,315,120)	(1,518,985)
Other foreign currency transactions	22	(101,306)	2,446,415	454,562	13,308	(1,581)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	2,046,663	(2,226,698)	(66,007,181)	(16,850,193)	(9,413,456)	(13,042,433)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	1,114,148	6,677,773	88,001,473	21,840,385	22,453,984	24,925,798
Purchased options contracts	—	5,058	—	—	—	(107,302)
Futures contracts	(13,598)	(168,876)	(510,631)	(150,853)	(111,785)	1,626,354
Written options contracts	—	32,833	—	—	—	—
Swap contracts	5,972	(22,721)	5,350,057	1,192,686	—	(961,083)
Bond forward contracts	—	—	—	—	—	82,657
Foreign currency contracts	—	894,399	223,841	54,509	18,031	(40,305)
Translation of other assets and liabilities in foreign currencies	12	24,515	255,718	103,441	5,489	35,127
The accompanying notes are an integral part of these financial statements.
182

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,106,534	7,442,981	93,320,458	23,040,168	22,365,719	25,561,246
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	3,153,197	5,216,283	27,313,277	6,189,975	12,952,263	12,518,813
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,501,568	$ 6,225,229	$ 88,944,258	$ 20,249,458	$ 23,077,604	$ 19,176,732
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ (1,506)	$ —	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.
183

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Investment Income:
Dividends	$ —	$ —	$ —	$ 171,477	$ —	$ 12,970
Interest	27,377,865	589,607	35,003,331	62,759,637	1,404,875	59,239,531
Securities lending	—	—	28,198	139,957	—	25,234
Less: Foreign tax withheld	—	—	—	(147,523)	—	—
Total investment income, net	27,377,865	589,607	35,031,529	62,923,548	1,404,875	59,277,735
Expenses:
Investment management fees	2,605,223	87,963	3,529,978	4,941,745	161,122	4,205,305
Transfer agent fees
Class A	125,592	7,287	499,713	178,011	9,018	587,539
Class C	12,680	592	27,024	29,112	1,803	8,362
Class I	455,649	3,810	145,627	545,156	32,111	90,713
Class R3	—	—	1,245	3,573	—	3,708
Class R4	—	—	1,284	7,354	—	9,670
Class R5	—	—	1,201	17,303	—	957
Class R6	—	—	38	4,757	—	1,833
Class Y	5,698	—	3,508	36,825	—	112,504
Class F	1,163	153	4,483	1,809	301	4,793
Distribution fees
Class A	481,647	42,723	1,022,440	335,361	36,063	1,238,865
Class C	147,846	3,980	226,022	275,623	13,671	37,248
Class R3	—	—	2,963	8,205	—	8,470
Class R4	—	—	6,390	11,734	—	14,242
Custodian fees	3,405	598	5,260	60,986	891	21,458
Registration and filing fees	103,667	33,017	138,745	78,291	31,157	94,504
Accounting services fees	129,475	4,816	149,881	159,881	9,192	220,257
Board of Directors' fees	23,545	694	27,092	28,907	1,484	40,839
Audit and tax fees	14,466	14,462	17,351	22,242	14,462	22,244
Other expenses	66,183	6,559	102,915	128,744	9,609	176,052
Total expenses (before waivers, reimbursements and fees paid indirectly)	4,176,239	206,654	5,913,160	6,875,619	320,884	6,899,563
Expense waivers	—	(51,003)	—	—	(68,908)	—
Distribution fee reimbursements	(1,186)	(30)	(55,171)	(972)	(17)	(9,857)
Total waivers, reimbursements and fees paid indirectly	(1,186)	(51,033)	(55,171)	(972)	(68,925)	(9,857)
Total expenses	4,175,053	155,621	5,857,989	6,874,647	251,959	6,889,706
Net Investment Income (Loss)	23,202,812	433,986	29,173,540	56,048,901	1,152,916	52,388,029
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(12,749,747)	(74,135)	(11,068,247)	(57,493,802)	(1,699,063)	(35,244,708)
Purchased options contracts	—	—	—	—	—	6,186
Futures contracts	—	—	(1,578,402)	(774,269)	—	16,938,637
Written options contracts	—	—	—	11,598,299	—	5,130,702
Swap contracts	—	—	—	(15,292,621)	—	(7,275,314)
Foreign currency contracts	—	—	(2,780,245)	(26,865,615)	—	(4,989,625)
Other foreign currency transactions	—	—	342,888	1,219,295	—	(5,830)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(12,749,747)	(74,135)	(15,084,006)	(87,608,713)	(1,699,063)	(25,439,952)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	99,757,158	1,195,992	67,569,308	193,124,630	7,167,616	224,045,020
Purchased options contracts	—	—	—	—	—	12,042
Futures contracts	—	—	(2,191,973)	24,527,274	—	(26,692,262)
Written options contracts	—	—	—	(710,100)	—	(21,854)
Swap contracts	—	—	—	(209,964)	—	(1,008,538)
Foreign currency contracts	—	—	52,430	(10,598,184)	—	(2,318,477)
Translation of other assets and liabilities in foreign currencies	—	—	14,425	336,259	—	194,981
The accompanying notes are an integral part of these financial statements.
184

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	99,757,158	1,195,992	65,444,190	206,469,915	7,167,616	194,210,912
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	87,007,411	1,121,857	50,360,184	118,861,202	5,468,553	168,770,960
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 110,210,223	$ 1,555,843	$ 79,533,724	$ 174,910,103	$ 6,621,469	$ 221,158,989
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ —	$ (6,277)	$ —	$ —
The accompanying notes are an integral part of these financial statements.
185

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

The Hartford World Bond Fund
Investment Income:
Interest	$ 59,774,938
Securities lending	17,626
Less: Foreign tax withheld	(36,564)
Total investment income, net	59,756,000
Expenses:
Investment management fees	10,142,897
Transfer agent fees
Class A	191,518
Class C	13,610
Class I	549,963
Class R3	1,172
Class R4	1,346
Class R5	4,304
Class R6	2,317
Class Y	74,779
Class F	11,176
Distribution fees
Class A	358,289
Class C	99,136
Class R3	2,702
Class R4	2,395
Custodian fees	66,255
Registration and filing fees	143,010
Accounting services fees	246,710
Board of Directors' fees	46,685
Audit and tax fees	18,575
Other expenses	229,596
Total expenses (before waivers, reimbursements and fees paid indirectly)	12,206,435
Distribution fee reimbursements	(895)
Total waivers, reimbursements and fees paid indirectly	(895)
Total expenses	12,205,540
Net Investment Income (Loss)	47,550,460
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(8,269,182)
Purchased options contracts	8,820,352
Futures contracts	3,880,512
Written options contracts	(5,298,121)
Swap contracts	11,683,588
Foreign currency contracts	(115,575,527)
Other foreign currency transactions	3,816,222
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(100,942,156)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	207,525,582
Purchased options contracts	(911,169)
Futures contracts	4,616,238
Written options contracts	274,360
Swap contracts	(2,456,533)
Foreign currency contracts	4,411,048
Translation of other assets and liabilities in foreign currencies	6,110,744
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	219,570,270
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	118,628,114
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 166,178,574
The accompanying notes are an integral part of these financial statements.
186

Hartford Fixed Income Funds
 Statements of Changes in Net Assets

	Hartford Dynamic Bond Fund		The Hartford Emerging Markets Local Debt Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 1,348,371	$ 951,182	$ 1,008,946	$ 2,355,015
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,046,663	(2,179,965)	(2,226,698)	(9,032,304)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,106,534	(941,220)	7,442,981	(6,223,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,501,568	(2,170,003)	6,225,229	(12,900,646)
Distributions to Shareholders:
Class A	(26,437)	(17,924)	(73,988)	(33,970)
Class C	(20,426)	(14,119)	(14,346)	(9,261)
Class I	(26,412)	(18,458)	(160,005)	(87,399)
Class R3	—	—	(229)	(93)
Class R4	—	—	(248)	(325)
Class R5	(26,889)	(18,656)	(313)	(112)
Class R6	(27,964)	(19,051)	—	—
Class Y	(40,477)	(23,129)	(577,308)	(415,600)
Class F	(1,229,975)	(838,259)	(112,729)	(50,974)
From return of capital:
Class A	—	—	—	(132,631)
Class C	—	—	—	(36,159)
Class I	—	—	—	(341,236)
Class R3	—	—	—	(365)
Class R4	—	—	—	(1,267)
Class R5	—	—	—	(439)
Class Y	—	—	—	(1,622,649)
Class F	—	—	—	(199,020)
Total distributions	(1,398,580)	(949,596)	(939,166)	(2,931,500)
Capital Share Transactions:
Sold	221,197	50,578,407	4,029,188	22,130,496
Issued on reinvestment of distributions	1,173,025	949,596	885,901	2,805,385
Redeemed	(56,842)	(4,540)	(18,796,157)	(28,642,781)
Net increase (decrease) from capital share transactions	1,337,380	51,523,463	(13,881,068)	(3,706,900)
Net Increase (Decrease) in Net Assets	4,440,368	48,403,864	(8,595,005)	(19,539,046)
Net Assets:
Beginning of period	48,403,864	—	39,076,975	58,616,021
End of period	$ 52,844,232	$ 48,403,864	$ 30,481,970	$ 39,076,975

(1)	Commenced operations on June 7, 2022.
The accompanying notes are an integral part of these financial statements.
187

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Floating Rate Fund		The Hartford Floating Rate High Income Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 61,630,981	$ 89,988,395	$ 14,059,483	$ 19,846,368
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(66,007,181)	(52,856,590)	(16,850,193)	(11,736,261)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	93,320,458	(158,119,730)	23,040,168	(40,483,054)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,944,258	(120,987,925)	20,249,458	(32,372,947)
Distributions to Shareholders:
Class A	(22,941,261)	(27,788,531)	(2,799,227)	(3,428,934)
Class C	(2,416,734)	(3,083,004)	(490,802)	(707,436)
Class I	(27,924,215)	(49,870,932)	(8,219,654)	(13,090,307)
Class R3	(98,636)	(141,152)	(819)	(3,719)
Class R4	(81,836)	(88,107)	(14,189)	(16,703)
Class R5	(47,804)	(55,916)	(454,035)	(584,024)
Class Y	(1,971,364)	(2,562,398)	(498,638)	(786,395)
Class F	(5,846,546)	(7,865,765)	(1,152,623)	(1,681,410)
Total distributions	(61,328,396)	(91,455,805)	(13,629,987)	(20,298,928)
Capital Share Transactions:
Sold	182,934,087	907,823,054	32,764,417	256,482,424
Issued on reinvestment of distributions	49,748,125	74,859,439	13,577,709	20,229,708
Redeemed	(531,140,850)	(1,138,094,090)	(131,808,660)	(267,650,064)
Net increase (decrease) from capital share transactions	(298,458,638)	(155,411,597)	(85,466,534)	9,062,068
Net Increase (Decrease) in Net Assets	(270,842,776)	(367,855,327)	(78,847,063)	(43,609,807)
Net Assets:
Beginning of period	1,749,673,090	2,117,528,417	394,756,202	438,366,009
End of period	$ 1,478,830,314	$ 1,749,673,090	$ 315,909,139	$ 394,756,202
The accompanying notes are an integral part of these financial statements.
188

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford High Yield Fund		The Hartford Inflation Plus Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 10,125,341	$ 17,532,590	$ 6,657,919	$ 32,026,498
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(9,413,456)	(8,684,556)	(13,042,433)	(9,531,291)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	22,365,719	(60,783,100)	25,561,246	(74,837,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,077,604	(51,935,066)	19,176,732	(52,342,445)
Distributions to Shareholders:
Class A	(6,287,438)	(10,728,543)	(3,038,793)	(16,166,387)
Class C	(248,085)	(486,767)	(244,601)	(1,505,013)
Class I	(547,072)	(1,320,930)	(847,599)	(4,973,856)
Class R3	(38,959)	(70,827)	(395,885)	(2,122,179)
Class R4	(22,857)	(37,629)	(59,662)	(297,397)
Class R5	(18,657)	(29,915)	(37,807)	(146,241)
Class R6	(315)	(474)	—	—
Class Y	(70,034)	(44,642)	(332,791)	(2,312,287)
Class F	(3,386,248)	(5,107,672)	(2,486,281)	(13,307,648)
From return of capital:
Class A	—	—	—	(527,595)
Class C	—	—	—	(49,117)
Class I	—	—	—	(162,323)
Class R3	—	—	—	(69,258)
Class R4	—	—	—	(9,706)
Class R5	—	—	—	(4,773)
Class Y	—	—	—	(75,462)
Class F	—	—	—	(434,299)
Total distributions	(10,619,665)	(17,827,399)	(7,443,419)	(42,163,541)
Capital Share Transactions:
Sold	49,654,077	126,094,126	34,377,920	220,935,395
Issued on reinvestment of distributions	10,488,816	17,619,545	7,294,123	41,364,743
Redeemed	(55,197,400)	(172,366,086)	(105,834,049)	(243,916,214)
Net increase (decrease) from capital share transactions	4,945,493	(28,652,415)	(64,162,006)	18,383,924
Net Increase (Decrease) in Net Assets	17,403,432	(98,414,880)	(52,428,693)	(76,122,062)
Net Assets:
Beginning of period	369,031,585	467,446,465	492,613,647	568,735,709
End of period	$ 386,435,017	$ 369,031,585	$ 440,184,954	$ 492,613,647
The accompanying notes are an integral part of these financial statements.
189

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Municipal Opportunities Fund		Hartford Municipal Short Duration Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 23,202,812	$ 37,331,268	$ 433,986	$ 478,870
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(12,749,747)	(44,486,789)	(74,135)	(335,529)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	99,757,158	(238,645,195)	1,195,992	(3,078,953)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,210,223	(245,800,716)	1,555,843	(2,935,612)
Distributions to Shareholders:
Class A	(5,006,371)	(7,855,066)	(245,918)	(248,571)
Class C	(269,919)	(416,825)	(2,240)	(1,696)
Class I	(13,349,552)	(21,842,573)	(64,732)	(110,672)
Class Y	(179,838)	(278,387)	—	—
Class F	(4,389,179)	(6,948,929)	(105,605)	(100,027)
Total distributions	(23,194,859)	(37,341,780)	(418,495)	(460,966)
Capital Share Transactions:
Sold	406,614,539	1,196,357,480	15,300,659	51,899,317
Issued on reinvestment of distributions	21,251,722	33,841,490	406,366	446,905
Redeemed	(405,288,703)	(1,123,855,948)	(17,373,900)	(36,523,533)
Net increase (decrease) from capital share transactions	22,577,558	106,343,022	(1,666,875)	15,822,689
Net Increase (Decrease) in Net Assets	109,592,922	(176,799,474)	(529,527)	12,426,111
Net Assets:
Beginning of period	1,607,630,984	1,784,430,458	48,770,548	36,344,437
End of period	$ 1,717,223,906	$ 1,607,630,984	$ 48,241,021	$ 48,770,548
The accompanying notes are an integral part of these financial statements.
190

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Short Duration Fund		The Hartford Strategic Income Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 29,173,540	$ 38,807,359	$ 56,048,901	$ 109,441,357
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(15,084,006)	2,256,790	(87,608,713)	(302,382,437)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	65,444,190	(182,843,483)	206,469,915	(341,531,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	79,533,724	(141,779,334)	174,910,103	(534,472,866)
Distributions to Shareholders:
Class A	(12,099,620)	(15,517,056)	(7,001,495)	(17,140,415)
Class C	(495,996)	(629,953)	(1,194,039)	(3,273,082)
Class I	(6,623,803)	(11,720,934)	(29,380,569)	(89,166,333)
Class R3	(16,691)	(20,500)	(79,505)	(152,963)
Class R4	(77,212)	(86,342)	(245,131)	(579,426)
Class R5	(33,734)	(38,511)	(865,488)	(2,312,153)
Class R6	(34,870)	(45,690)	(6,903,295)	(11,601,430)
Class Y	(106,563)	(168,558)	(2,012,142)	(8,445,760)
Class F	(10,925,908)	(12,473,282)	(6,427,678)	(15,982,759)
From return of capital:
Class A	—	—	—	(258,929)
Class C	—	—	—	(45,759)
Class I	—	—	—	(1,349,090)
Class R3	—	—	—	(2,369)
Class R4	—	—	—	(8,788)
Class R5	—	—	—	(36,273)
Class R6	—	—	—	(199,552)
Class Y	—	—	—	(125,387)
Class F	—	—	—	(252,342)
Total distributions	(30,414,397)	(40,700,826)	(54,109,342)	(150,932,810)
Capital Share Transactions:
Sold	389,773,080	1,024,322,464	402,897,333	1,198,621,649
Issued on reinvestment of distributions	28,725,357	37,931,113	52,807,415	149,008,674
Redeemed	(509,734,618)	(1,144,563,069)	(540,151,014)	(2,022,858,353)
Net increase (decrease) from capital share transactions	(91,236,181)	(82,309,492)	(84,446,266)	(675,228,030)
Net Increase (Decrease) in Net Assets	(42,116,854)	(264,789,652)	36,354,495	(1,360,633,706)
Net Assets:
Beginning of period	1,893,793,993	2,158,583,645	1,979,713,847	3,340,347,553
End of period	$ 1,851,677,139	$ 1,893,793,993	$ 2,016,068,342	$ 1,979,713,847
The accompanying notes are an integral part of these financial statements.
191

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Sustainable Municipal Bond Fund		The Hartford Total Return Bond Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 1,152,916	$ 2,254,401	$ 52,388,029	$ 82,608,101
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,699,063)	(3,053,668)	(25,439,952)	(154,777,883)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	7,167,616	(16,379,892)	194,210,912	(530,152,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,621,469	(17,179,159)	221,158,989	(602,322,729)
Distributions to Shareholders:
Class A	(340,943)	(851,225)	(16,020,908)	(47,715,918)
Class C	(22,041)	(54,518)	(88,180)	(410,076)
Class I	(548,160)	(1,349,440)	(6,433,948)	(14,441,548)
Class R3	—	—	(48,831)	(156,713)
Class R4	—	—	(183,442)	(570,865)
Class R5	—	—	(27,817)	(96,664)
Class R6	—	—	(4,084,987)	(9,726,744)
Class Y	—	—	(5,607,788)	(18,676,025)
Class F	(242,903)	(640,010)	(19,209,942)	(55,248,574)
Total distributions	(1,154,047)	(2,895,193)	(51,705,843)	(147,043,127)
Capital Share Transactions:
Sold	27,307,388	79,449,069	693,134,141	983,382,484
Issued on reinvestment of distributions	1,149,752	2,887,645	48,725,723	138,994,012
Redeemed	(36,652,350)	(94,378,035)	(568,252,902)	(980,071,504)
Net increase (decrease) from capital share transactions	(8,195,210)	(12,041,321)	173,606,962	142,304,992
Net Increase (Decrease) in Net Assets	(2,727,788)	(32,115,673)	343,060,108	(607,060,864)
Net Assets:
Beginning of period	96,390,439	128,506,112	2,837,531,258	3,444,592,122
End of period	$ 93,662,651	$ 96,390,439	$ 3,180,591,366	$ 2,837,531,258
The accompanying notes are an integral part of these financial statements.
192

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford World Bond Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 47,550,460	$ 39,097,088
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(100,942,156)	59,262,494
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	219,570,270	(324,448,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	166,178,574	(226,089,213)
Distributions to Shareholders:
Class A	(1,715,203)	(3,351,239)
Class C	(79,781)	(263,681)
Class I	(8,405,249)	(18,045,562)
Class R3	(5,547)	(8,871)
Class R4	(13,347)	(18,532)
Class R5	(55,850)	(93,190)
Class R6	(901,673)	(1,370,542)
Class Y	(742,691)	(2,894,697)
Class F	(12,211,292)	(16,697,412)
From return of capital:
Class A	—	(602,022)
Class C	—	(39,149)
Class I	—	(3,365,395)
Class R3	—	(1,510)
Class R4	—	(2,918)
Class R5	—	(17,571)
Class R6	—	(262,054)
Class Y	—	(542,938)
Class F	—	(3,192,601)
Total distributions	(24,130,633)	(50,769,884)
Capital Share Transactions:
Sold	1,083,899,211	1,025,715,598
Issued on reinvestment of distributions	23,124,904	48,757,410
Redeemed	(680,480,074)	(1,869,287,227)
Net increase (decrease) from capital share transactions	426,544,041	(794,814,219)
Net Increase (Decrease) in Net Assets	568,591,982	(1,071,673,316)
Net Assets:
Beginning of period	3,052,220,550	4,123,893,866
End of period	$ 3,620,812,532	$ 3,052,220,550
The accompanying notes are an integral part of these financial statements.
193

Hartford Fixed Income Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Dynamic Bond Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.39	$ 0.24	$ 0.61	$ 0.85	$ (0.24)	$ —	$ —	$ (0.24)	$ 10.00	9.13% (5)	$ 1,253	1.27% (6)	1.03% (6)	4.95% (6)	495%
C	9.39	0.20	0.61	0.81	(0.20)	—	—	(0.20)	10.00	8.67 (5)	1,035	2.01 (6)	1.90 (6)	4.08 (6)	495
I	9.39	0.25	0.61	0.86	(0.26)	—	—	(0.26)	9.99	9.17 (5)	1,065	1.01 (6)	0.80 (6)	5.18 (6)	495
R5	9.39	0.26	0.60	0.86	(0.26)	—	—	(0.26)	9.99	9.23 (5)	1,046	1.01 (6)	0.75 (6)	5.23 (6)	495
R6	9.39	0.26	0.60	0.86	(0.27)	—	—	(0.27)	9.98	9.24 (5)	1,046	1.00 (6)	0.65 (6)	5.33 (6)	495
Y	9.39	0.26	0.60	0.86	(0.26)	—	—	(0.26)	9.99	9.20 (5)	1,581	1.04 (6)	0.75 (6)	5.23 (6)	495
F	9.39	0.26	0.60	0.86	(0.27)	—	—	(0.27)	9.98	9.24 (5)	45,818	1.00 (6)	0.65 (6)	5.33 (6)	495
For the Period Ended October 31, 2022(7)
A	$10.00	$ 0.17	$ (0.61)	$ (0.44)	$ (0.17)	$ —	$ —	$ (0.17)	$ 9.39	(4.42)% (5)	$ 1,003	1.35% (6)	1.10% (6)	4.42% (6)	380% (8)
C	10.00	0.14	(0.61)	(0.47)	(0.14)	—	—	(0.14)	9.39	(4.73) (5)	952	2.10 (6)	1.90 (6)	3.61 (6)	380 (8)
I	10.00	0.18	(0.61)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.31) (5)	957	1.10 (6)	0.80 (6)	4.72 (6)	380 (8)
R5	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29) (5)	957	1.10 (6)	0.75 (6)	4.77 (6)	380 (8)
R6	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25) (5)	957	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
Y	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29) (5)	1,460	1.11 (6)	0.75 (6)	4.82 (6)	380 (8)
F	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25) (5)	42,118	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
The Hartford Emerging Markets Local Debt Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 4.10	$ 0.12	$ 0.58	$ 0.70	$ (0.11)	$ —	$ —	$ (0.11)	$ 4.69	17.22% (5)	$ 3,198	1.70% (6)	1.18% (6)	5.16% (6)	55%
C	4.11	0.10	0.58	0.68	(0.09)	—	—	(0.09)	4.70	16.71 (5)	684	2.46 (6)	1.93 (6)	4.41 (6)	55
I	4.08	0.12	0.58	0.70	(0.12)	—	—	(0.12)	4.66	17.22 (5)	6,890	1.33 (6)	0.93 (6)	5.41 (6)	55
R3	4.10	0.11	0.59	0.70	(0.10)	—	—	(0.10)	4.70	17.27 (5)	10	1.92 (6)	1.43 (6)	4.92 (6)	55
R4	4.08	0.12	0.58	0.70	(0.11)	—	—	(0.11)	4.67	17.31 (5)	10	1.62 (6)	1.18 (6)	5.22 (6)	55
R5	3.90	0.12	0.55	0.67	(0.12)	—	—	(0.12)	4.45	17.28 (5)	11	1.32 (6)	0.88 (6)	5.38 (6)	55
Y	4.05	0.12	0.58	0.70	(0.12)	—	—	(0.12)	4.63	17.38 (5)	15,336	1.33 (6)	0.88 (6)	5.43 (6)	55
F	4.08	0.12	0.59	0.71	(0.12)	—	—	(0.12)	4.67	17.53 (5)	4,343	1.23 (6)	0.83 (6)	5.51 (6)	55
For the Year Ended October 31, 2022
A	$ 5.39	$ 0.18	$ (1.24)	$ (1.06)	$ (0.05)	$ —	$ (0.18)	$ (0.23)	$ 4.10	(20.19)%	$ 2,707	1.55%	1.18%	3.79%	90%
C	5.40	0.15	(1.24)	(1.09)	(0.04)	—	(0.16)	(0.20)	4.11	(20.73)	708	2.29	1.93	3.02	90
I	5.36	0.19	(1.23)	(1.04)	(0.05)	—	(0.19)	(0.24)	4.08	(19.92)	5,971	1.17	0.93	4.04	90
R3	5.38	0.18	(1.24)	(1.06)	(0.04)	—	(0.18)	(0.22)	4.10	(20.28)	9	1.79	1.28	3.74	90
R4	5.36	0.18	(1.23)	(1.05)	(0.05)	—	(0.18)	(0.23)	4.08	(20.12)	9	1.49	1.18	3.77	90
R5	5.14	0.19	(1.19)	(1.00)	(0.05)	—	(0.19)	(0.24)	3.90	(19.96)	9	1.19	0.88	4.13	90
Y	5.32	0.20	(1.23)	(1.03)	(0.05)	—	(0.19)	(0.24)	4.05	(19.85)	25,608	1.18	0.88	4.21	90
F	5.37	0.20	(1.24)	(1.04)	(0.05)	—	(0.20)	(0.25)	4.08	(20.00)	4,056	1.07	0.83	4.18	90
For the Year Ended October 31, 2021
A	$ 5.39	$ 0.18	$ (0.00) (9)	$ 0.18	$ (0.18)	$ —	$ —	$ (0.18)	$ 5.39	3.20%	$ 3,996	1.49%	1.18%	3.20%	99%
C	5.40	0.14	(0.00) (9)	0.14	(0.14)	—	—	(0.14)	5.40	2.43	1,771	2.25	1.93	2.45	99
I	5.37	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.36	3.28	11,164	1.15	0.93	3.45	99
R3	5.37	0.18	(0.01)	0.17	(0.16)	—	—	(0.16)	5.38	3.09	11	1.76	1.21	3.18	99
R4	5.37	0.18	(0.01)	0.17	(0.18)	—	—	(0.18)	5.36	3.02	45	1.46	1.18	3.20	99
R5	5.15	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.14	3.48	11	1.16	0.88	3.56	99
Y	5.33	0.20	(0.02)	0.18	(0.19)	—	—	(0.19)	5.32	3.36	37,127	1.14	0.88	3.49	99
F	5.37	0.20	(0.00) (9)	0.20	(0.20)	—	—	(0.20)	5.37	3.57	4,490	1.04	0.83	3.54	99
The accompanying notes are an integral part of these financial statements.
194

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund – (continued)
For the Year Ended October 31, 2020
A	$ 5.86	$ 0.22	$ (0.46)	$ (0.24)	$ —	$ —	$ (0.23)	$ (0.23)	$ 5.39	(4.02)%	$ 4,441	1.42%	1.18%	4.08%	99%
C	5.86	0.19	(0.46)	(0.27)	—	—	(0.19)	(0.19)	5.40	(4.66)	1,795	2.18	1.93	3.35	99
I	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.73)	10,596	1.07	0.93	4.43	99
R3	5.84	0.23	(0.46)	(0.23)	—	—	(0.24)	(0.24)	5.37	(3.97)	11	1.70	1.06	4.20	99
R4	5.83	0.22	(0.45)	(0.23)	—	—	(0.23)	(0.23)	5.37	(3.87)	43	1.40	1.18	4.07	99
R5	5.60	0.22	(0.42)	(0.20)	—	—	(0.25)	(0.25)	5.15	(3.52)	45	1.10	0.88	4.31	99
Y	5.80	0.24	(0.46)	(0.22)	—	—	(0.25)	(0.25)	5.33	(3.72)	43,062	1.09	0.88	4.43	99
F	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.65)	3,201	0.98	0.83	4.46	99
For the Year Ended October 31, 2019
A	$ 5.50	$ 0.29	$ 0.48	$ 0.77	$ (0.27)	$ —	$ (0.14)	$ (0.41)	$ 5.86	14.52%	$ 5,691	1.45%	1.25%	5.10%	110%
C	5.50	0.25	0.47	0.72	(0.23)	—	(0.13)	(0.36)	5.86	13.57	2,495	2.19	2.00	4.35	110
I	5.48	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.84	14.92	41,300	1.11	0.98	5.36	110
R3	5.47	0.29	0.49	0.78	(0.27)	—	(0.14)	(0.41)	5.84	14.82	12	1.74	1.17	5.16	110
R4	5.47	0.29	0.48	0.77	(0.27)	—	(0.14)	(0.41)	5.83	14.58	49	1.44	1.25	5.09	110
R5	5.27	0.29	0.47	0.76	(0.28)	—	(0.15)	(0.43)	5.60	14.96	11	1.14	0.95	5.36	110
Y	5.44	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.80	15.12	87,413	1.10	0.90	5.44	110
F	5.48	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.84	15.00	4,150	1.02	0.90	5.44	110
For the Year Ended October 31, 2018
A	$ 7.62	$ 0.30	$ (0.75)	$ (0.45)	$ (1.67)	$ —	$ —	$ (1.67)	$ 5.50	(8.25)%	$ 6,774	1.41%	1.25%	4.78%	130%
C	7.62	0.25	(0.75)	(0.50)	(1.62)	—	—	(1.62)	5.50	(8.86)	2,951	2.19	2.00	4.04	130
I	7.61	0.32	(0.76)	(0.44)	(1.69)	—	—	(1.69)	5.48	(8.00)	62,924	1.07	0.96	5.08	130
R3	7.60	0.29	(0.76)	(0.47)	(1.66)	—	—	(1.66)	5.47	(8.44)	11	1.73	1.39	4.65	130
R4	7.60	0.30	(0.76)	(0.46)	(1.67)	—	—	(1.67)	5.47	(8.29)	60	1.43	1.25	4.79	130
R5	7.38	0.31	(0.73)	(0.42)	(1.69)	—	—	(1.69)	5.27	(7.98)	10	1.13	0.95	5.11	130
Y	7.57	0.32	(0.75)	(0.43)	(1.70)	—	—	(1.70)	5.44	(7.99)	86,121	1.06	0.90	5.13	130
F	7.61	0.32	(0.76)	(0.44)	(1.69)	—	—	(1.69)	5.48	(7.93)	4,599	1.01	0.90	5.15	130
The Hartford Floating Rate Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 7.64	$ 0.29	$ 0.12	$ 0.41	$ (0.28)	$ —	$ —	$ (0.28)	$ 7.77	5.44% (5)	$ 611,508	1.02% (6)	1.00% (6)	7.52% (6)	23%
C	7.71	0.26	0.13	0.39	(0.26)	—	—	(0.26)	7.84	5.03 (5)	66,620	1.77 (6)	1.75 (6)	6.75 (6)	23
I	7.59	0.30	0.11	0.41	(0.30)	—	—	(0.30)	7.70	5.45 (5)	634,937	0.76 (6)	0.75 (6)	7.75 (6)	23
R3	7.69	0.28	0.12	0.40	(0.27)	—	—	(0.27)	7.82	5.30 (5)	2,932	1.36 (6)	1.25 (6)	7.28 (6)	23
R4	7.63	0.29	0.12	0.41	(0.28)	—	—	(0.28)	7.76	5.44 (5)	2,182	1.08 (6)	1.00 (6)	7.51 (6)	23
R5	7.59	0.30	0.12	0.42	(0.30)	—	—	(0.30)	7.71	5.56 (5)	1,342	0.78 (6)	0.78 (6)	7.74 (6)	23
Y	7.56	0.30	0.11	0.41	(0.30)	—	—	(0.30)	7.67	5.47 (5)	43,120	0.77 (6)	0.75 (6)	7.75 (6)	23
F	7.57	0.30	0.11	0.41	(0.31)	—	—	(0.31)	7.67	5.49 (5)	116,188	0.66 (6)	0.66 (6)	7.80 (6)	23
For the Year Ended October 31, 2022
A	$ 8.40	$ 0.33	$ (0.77)	$ (0.44)	$ (0.32)	$ —	$ —	$ (0.32)	$ 7.64	(5.33)%	$ 645,513	1.00%	1.00%	4.06%	53%
C	8.48	0.26	(0.77)	(0.51)	(0.26)	—	—	(0.26)	7.71	(6.09)	80,900	1.75	1.75	3.24	53
I	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.09)	819,480	0.73	0.73	4.31	53
R3	8.45	0.30	(0.76)	(0.46)	(0.30)	—	—	(0.30)	7.69	(5.53)	2,735	1.35	1.25	3.69	53
R4	8.39	0.33	(0.77)	(0.44)	(0.32)	—	—	(0.32)	7.63	(5.35)	2,339	1.07	1.00	4.15	53
R5	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.16)	1,266	0.77	0.77	4.35	53
Y	8.34	0.34	(0.76)	(0.42)	(0.36)	—	—	(0.36)	7.56	(5.14)	46,709	0.74	0.74	4.27	53
F	8.35	0.36	(0.77)	(0.41)	(0.37)	—	—	(0.37)	7.57	(4.97)	150,731	0.65	0.65	4.45	53
The accompanying notes are an integral part of these financial statements.
195

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Floating Rate Fund – (continued)
For the Year Ended October 31, 2021
A	$ 8.04	$ 0.30	$ 0.31	$ 0.61	$ (0.25)	$ —	$ —	$ (0.25)	$ 8.40	7.70%	$ 738,311	1.00%	1.00%	3.59%	99%
C	8.12	0.24	0.31	0.55	(0.19)	—	—	(0.19)	8.48	6.84	110,915	1.75	1.75	2.86	99
I	8.03	0.32	0.32	0.64	(0.30)	—	—	(0.30)	8.37	8.01	1,066,435	0.73	0.73	3.85	99
R3	8.10	0.28	0.30	0.58	(0.23)	—	—	(0.23)	8.45	7.25	4,586	1.36	1.25	3.34	99
R4	8.04	0.30	0.30	0.60	(0.25)	—	—	(0.25)	8.39	7.55	2,180	1.07	1.00	3.59	99
R5	8.03	0.32	0.31	0.63	(0.29)	—	—	(0.29)	8.37	7.92	1,148	0.77	0.77	3.82	99
Y	8.01	0.32	0.31	0.63	(0.30)	—	—	(0.30)	8.34	7.90	49,434	0.75	0.75	3.83	99
F	8.02	0.33	0.31	0.64	(0.31)	—	—	(0.31)	8.35	8.06	144,519	0.65	0.65	3.92	99
For the Year Ended October 31, 2020
A	$ 8.37	$ 0.29	$ (0.33)	$ (0.04)	$ (0.29)	$ —	$ —	$ (0.29)	$ 8.04	(0.40)%	$ 659,749	1.01%	1.00%	3.62%	86%
C	8.45	0.24	(0.34)	(0.10)	(0.23)	—	—	(0.23)	8.12	(1.10)	231,747	1.74	1.74	2.91	86
I	8.36	0.32	(0.34)	(0.02)	(0.31)	—	—	(0.31)	8.03	(0.14)	749,601	0.73	0.73	3.93	86
R3	8.42	0.27	(0.32)	(0.05)	(0.27)	—	—	(0.27)	8.10	(0.51)	4,684	1.37	1.25	3.38	86
R4	8.36	0.29	(0.32)	(0.03)	(0.29)	—	—	(0.29)	8.04	(0.29)	2,274	1.07	1.00	3.63	86
R5	8.35	0.31	(0.32)	(0.01)	(0.31)	—	—	(0.31)	8.03	(0.07)	987	0.77	0.77	3.84	86
Y	8.33	0.32	(0.33)	(0.01)	(0.31)	—	—	(0.31)	8.01	(0.00) (10)	42,538	0.71	0.71	3.93	86
F	8.36	0.33	(0.35)	(0.02)	(0.32)	—	—	(0.32)	8.02	(0.20)	92,849	0.65	0.65	4.09	86
For the Year Ended October 31, 2019
A	$ 8.68	$ 0.39	$ (0.23)	$ 0.16	$ (0.45)	$ —	$ (0.02)	$ (0.47)	$ 8.37	1.98%	$ 762,132	1.00%	1.00%	4.61%	46%
C	8.67	0.33	(0.23)	0.10	(0.31)	—	(0.01)	(0.32)	8.45	1.22	458,641	1.73	1.73	3.89	46
I	8.69	0.41	(0.23)	0.18	(0.49)	—	(0.02)	(0.51)	8.36	2.29	1,316,224	0.71	0.71	4.90	46
R3	8.70	0.37	(0.23)	0.14	(0.41)	—	(0.01)	(0.42)	8.42	1.72	6,708	1.33	1.25	4.35	46
R4	8.67	0.39	(0.22)	0.17	(0.46)	—	(0.02)	(0.48)	8.36	2.04	2,807	1.05	1.00	4.66	46
R5	8.68	0.41	(0.23)	0.18	(0.49)	—	(0.02)	(0.51)	8.35	2.18	1,193	0.77	0.77	4.84	46
Y	8.67	0.42	(0.24)	0.18	(0.50)	—	(0.02)	(0.52)	8.33	2.25	63,586	0.71	0.71	4.93	46
F	8.70	0.41	(0.22)	0.19	(0.51)	—	(0.02)	(0.53)	8.36	2.32	398,085	0.64	0.64	4.83	46
For the Year Ended October 31, 2018
A	$ 8.74	$ 0.37	$ (0.08)	$ 0.29	$ (0.35)	$ —	$ —	$ (0.35)	$ 8.68	3.41%	$ 909,677	0.99%	0.99%	4.21%	55%
C	8.73	0.30	(0.07)	0.23	(0.29)	—	—	(0.29)	8.67	2.65	744,791	1.73	1.73	3.48	55
I	8.75	0.39	(0.07)	0.32	(0.38)	—	—	(0.38)	8.69	3.70	1,903,730	0.72	0.72	4.50	55
R3	8.76	0.35	(0.08)	0.27	(0.33)	—	—	(0.33)	8.70	3.15	8,479	1.37	1.25	3.95	55
R4	8.73	0.37	(0.08)	0.29	(0.35)	—	—	(0.35)	8.67	3.40	5,804	1.07	1.00	4.21	55
R5	8.74	0.39	(0.08)	0.31	(0.37)	—	—	(0.37)	8.68	3.67	1,897	0.77	0.74	4.45	55
Y	8.73	0.39	(0.07)	0.32	(0.38)	—	—	(0.38)	8.67	3.71	470,887	0.71	0.70	4.53	55
F	8.76	0.39	(0.07)	0.32	(0.38)	—	—	(0.38)	8.70	3.88	67,464	0.65	0.65	4.52	55
The Hartford Floating Rate High Income Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 8.67	$ 0.34	$ 0.14	$ 0.48	$ (0.33)	$ —	$ —	$ (0.33)	$ 8.82	5.58% (5)	$ 70,586	1.16% (6)	1.05% (6)	7.84% (6)	29%
C	8.75	0.31	0.14	0.45	(0.30)	—	—	(0.30)	8.90	5.18 (5)	13,122	1.92 (6)	1.80 (6)	7.08 (6)	29
I	8.60	0.35	0.14	0.49	(0.34)	—	—	(0.34)	8.75	5.77 (5)	184,908	0.89 (6)	0.80 (6)	8.07 (6)	29
R3	8.69	0.33	0.14	0.47	(0.32)	—	—	(0.32)	8.84	5.42 (5)	20	1.50 (6)	1.35 (6)	7.57 (6)	29
R4	8.65	0.34	0.15	0.49	(0.33)	—	—	(0.33)	8.81	5.71 (5)	367	1.20 (6)	1.05 (6)	7.83 (6)	29
R5	8.60	0.35	0.14	0.49	(0.35)	—	—	(0.35)	8.74	5.74 (5)	10,292	0.90 (6)	0.75 (6)	8.14 (6)	29
Y	8.61	0.35	0.13	0.48	(0.34)	—	—	(0.34)	8.75	5.68 (5)	12,468	0.90 (6)	0.78 (6)	8.11 (6)	29
F	8.62	0.35	0.14	0.49	(0.35)	—	—	(0.35)	8.76	5.74 (5)	24,146	0.79 (6)	0.75 (6)	8.12 (6)	29
The accompanying notes are an integral part of these financial statements.
196

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Floating Rate High Income Fund – (continued)
For the Year Ended October 31, 2022
A	$ 9.68	$ 0.38	$ (1.01)	$ (0.63)	$ (0.38)	$ —	$ —	$ (0.38)	$ 8.67	(6.66)%	$ 78,595	1.14%	1.05%	4.16%	70%
C	9.76	0.31	(1.01)	(0.70)	(0.31)	—	—	(0.31)	8.75	(7.31)	16,791	1.88	1.80	3.30	70
I	9.63	0.40	(1.01)	(0.61)	(0.42)	—	—	(0.42)	8.60	(6.48)	238,607	0.86	0.80	4.37	70
R3	9.69	0.32	(0.97)	(0.65)	(0.35)	—	—	(0.35)	8.69	(6.86)	22	1.49	1.35	3.45	70
R4	9.66	0.39	(1.03)	(0.64)	(0.37)	—	—	(0.37)	8.65	(6.69)	404	1.19	1.05	4.18	70
R5	9.63	0.41	(1.01)	(0.60)	(0.43)	—	—	(0.43)	8.60	(6.40)	11,344	0.88	0.75	4.42	70
Y	9.63	0.40	(1.00)	(0.60)	(0.42)	—	—	(0.42)	8.61	(6.34)	13,648	0.88	0.78	4.36	70
F	9.64	0.42	(1.01)	(0.59)	(0.43)	—	—	(0.43)	8.62	(6.28)	35,346	0.77	0.75	4.55	70
For the Year Ended October 31, 2021
A	$ 9.23	$ 0.35	$ 0.40	$ 0.75	$ (0.30)	$ —	$ —	$ (0.30)	$ 9.68	8.23%	$ 81,907	1.15%	1.05%	3.67%	132%
C	9.31	0.29	0.39	0.68	(0.23)	—	—	(0.23)	9.76	7.38	25,357	1.88	1.80	2.95	132
I	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.52	276,041	0.86	0.80	3.92	132
R3	9.25	0.33	0.38	0.71	(0.27)	—	—	(0.27)	9.69	7.77	160	1.49	1.35	3.37	132
R4	9.21	0.35	0.40	0.75	(0.30)	—	—	(0.30)	9.66	8.24	399	1.20	1.05	3.68	132
R5	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.58	12,801	0.88	0.75	3.97	132
Y	9.19	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.63	8.43	13,206	0.89	0.78	3.92	132
F	9.20	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.64	8.45	28,494	0.78	0.75	3.94	132
For the Year Ended October 31, 2020
A	$ 9.64	$ 0.37	$ (0.42)	$ (0.05)	$ (0.36)	$ —	$ —	$ (0.36)	$ 9.23	(0.46)%	$ 64,414	1.15%	1.05%	3.95%	120%
C	9.72	0.30	(0.42)	(0.12)	(0.29)	—	—	(0.29)	9.31	(1.17)	38,246	1.89	1.80	3.21	120
I	9.62	0.39	(0.45)	(0.06)	(0.38)	—	—	(0.38)	9.18	(0.54)	194,107	0.87	0.80	4.18	120
R3	9.66	0.34	(0.42)	(0.08)	(0.33)	—	—	(0.33)	9.25	(0.75)	128	1.50	1.35	3.68	120
R4	9.61	0.36	(0.40)	(0.04)	(0.36)	—	—	(0.36)	9.21	(0.36)	347	1.20	1.05	3.93	120
R5	9.58	0.39	(0.41)	(0.02)	(0.38)	—	—	(0.38)	9.18	(0.08)	10,605	0.90	0.75	4.23	120
Y	9.59	0.40	(0.42)	(0.02)	(0.38)	—	—	(0.38)	9.19	(0.10)	7,422	0.89	0.78	4.25	120
F	9.61	0.40	(0.42)	(0.02)	(0.39)	—	—	(0.39)	9.20	(0.17)	13,874	0.79	0.75	4.28	120
For the Year Ended October 31, 2019
A	$10.01	$ 0.46	$ (0.24)	$ 0.22	$ (0.57)	$ —	$ (0.02)	$ (0.59)	$ 9.64	2.34%	$ 87,122	1.14%	1.05%	4.71%	78%
C	10.01	0.39	(0.24)	0.15	(0.42)	—	(0.02)	(0.44)	9.72	1.60	56,859	1.88	1.80	3.97	78
I	10.02	0.48	(0.24)	0.24	(0.61)	—	(0.03)	(0.64)	9.62	2.63	220,436	0.87	0.80	4.97	78
R3	10.00	0.43	(0.23)	0.20	(0.52)	—	(0.02)	(0.54)	9.66	2.13	227	1.50	1.35	4.41	78
R4	9.99	0.46	(0.24)	0.22	(0.58)	—	(0.02)	(0.60)	9.61	2.33	346	1.20	1.05	4.76	78
R5	9.98	0.49	(0.24)	0.25	(0.62)	—	(0.03)	(0.65)	9.58	2.72	11,015	0.88	0.75	5.01	78
Y	9.99	0.48	(0.23)	0.25	(0.62)	—	(0.03)	(0.65)	9.59	2.71	14,773	0.86	0.77	4.98	78
F	10.01	0.49	(0.24)	0.25	(0.62)	—	(0.03)	(0.65)	9.61	2.73	21,903	0.78	0.75	5.04	78
For the Year Ended October 31, 2018
A	$10.06	$ 0.43	$ (0.07)	$ 0.36	$ (0.41)	$ —	$ —	$ (0.41)	$ 10.01	3.62%	$ 119,920	1.14%	1.05%	4.29%	84%
C	10.06	0.36	(0.08)	0.28	(0.33)	—	—	(0.33)	10.01	2.85	78,122	1.88	1.80	3.54	84
I	10.07	0.46	(0.08)	0.38	(0.43)	—	—	(0.43)	10.02	3.88	313,336	0.86	0.80	4.56	84
R3	10.05	0.40	(0.07)	0.33	(0.38)	—	—	(0.38)	10.00	3.31	267	1.50	1.35	4.00	84
R4	10.04	0.43	(0.07)	0.36	(0.41)	—	—	(0.41)	9.99	3.62	809	1.20	1.05	4.30	84
R5	10.03	0.47	(0.08)	0.39	(0.44)	—	—	(0.44)	9.98	3.93	12,192	0.89	0.75	4.65	84
Y	10.04	0.46	(0.07)	0.39	(0.44)	—	—	(0.44)	9.99	3.93	20,412	0.83	0.75	4.62	84
F	10.07	0.46	(0.08)	0.38	(0.44)	—	—	(0.44)	10.01	3.93	31,840	0.78	0.75	4.61	84
The accompanying notes are an integral part of these financial statements.
197

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford High Yield Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 6.46	$ 0.17	$ 0.23	$ 0.40	$ (0.17)	$ —	$ —	$ (0.17)	$ 6.69	6.30% (5)	$ 240,661	1.01% (6)	0.95% (6)	5.28% (6)	13%
C	6.44	0.15	0.23	0.38	(0.15)	—	—	(0.15)	6.67	5.87 (5)	10,929	1.74 (6)	1.74 (6)	4.49 (6)	13
I	6.46	0.18	0.23	0.41	(0.20)	—	—	(0.20)	6.67	6.38 (5)	21,515	0.70 (6)	0.69 (6)	5.54 (6)	13
R3	6.46	0.16	0.23	0.39	(0.16)	—	—	(0.16)	6.69	6.10 (5)	1,572	1.31 (6)	1.27 (6)	4.96 (6)	13
R4	6.47	0.17	0.23	0.40	(0.17)	—	—	(0.17)	6.70	6.28 (5)	899	1.00 (6)	0.97 (6)	5.26 (6)	13
R5	6.43	0.18	0.22	0.40	(0.20)	—	—	(0.20)	6.63	6.31 (5)	606	0.70 (6)	0.67 (6)	5.56 (6)	13
R6	6.37	0.18	0.23	0.41	(0.21)	—	—	(0.21)	6.57	6.53 (5)	10	0.59 (6)	0.55 (6)	5.70 (6)	13
Y	6.38	0.18	0.22	0.40	(0.20)	—	—	(0.20)	6.58	6.38 (5)	3,336	0.64 (6)	0.64 (6)	5.60 (6)	13
F	6.44	0.19	0.21	0.40	(0.21)	—	—	(0.21)	6.63	6.34 (5)	106,908	0.59 (6)	0.55 (6)	5.68 (6)	13
For the Year Ended October 31, 2022
A	$ 7.62	$ 0.29	$ (1.16)	$ (0.87)	$ (0.29)	$ —	$ —	$ (0.29)	$ 6.46	(11.63)%	$ 235,340	1.00%	0.95%	4.12%	49%
C	7.60	0.23	(1.16)	(0.93)	(0.23)	—	—	(0.23)	6.44	(12.36)	11,623	1.73	1.73	3.31	49
I	7.63	0.30	(1.15)	(0.85)	(0.32)	—	—	(0.32)	6.46	(11.35)	17,300	0.71	0.69	4.25	49
R3	7.62	0.27	(1.16)	(0.89)	(0.27)	—	—	(0.27)	6.46	(11.91)	1,667	1.30	1.27	3.81	49
R4	7.63	0.29	(1.16)	(0.87)	(0.29)	—	—	(0.29)	6.47	(11.63)	865	1.00	0.97	4.10	49
R5	7.59	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.43	(11.30)	586	0.70	0.67	4.39	49
R6	7.54	0.31	(1.15)	(0.84)	(0.33)	—	—	(0.33)	6.37	(11.32)	9	0.59	0.55	4.55	49
Y	7.54	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.38	(11.39)	1,022	0.69	0.66	4.44	49
F	7.61	0.32	(1.15)	(0.83)	(0.34)	—	—	(0.34)	6.44	(11.19)	100,620	0.58	0.55	4.53	49
For the Year Ended October 31, 2021
A	$ 7.27	$ 0.29	$ 0.35	$ 0.64	$ (0.29)	$ —	$ —	$ (0.29)	$ 7.62	8.90%	$ 287,361	1.00%	0.95%	3.85%	38%
C	7.25	0.24	0.34	0.58	(0.23)	—	—	(0.23)	7.60	8.10	17,757	1.72	1.71	3.15	38
I	7.30	0.31	0.34	0.65	(0.32)	—	—	(0.32)	7.63	9.03	46,882	0.68	0.67	4.10	38
R3	7.28	0.27	0.34	0.61	(0.27)	—	—	(0.27)	7.62	8.42	1,996	1.29	1.26	3.55	38
R4	7.29	0.29	0.34	0.63	(0.29)	—	—	(0.29)	7.63	8.73	1,028	1.00	0.97	3.85	38
R5	7.26	0.32	0.33	0.65	(0.32)	—	—	(0.32)	7.59	9.07	737	0.70	0.67	4.14	38
R6 (11)	7.57	0.21	(0.03) (12)	0.18	(0.21)	—	—	(0.21)	7.54	2.35 (5)	10	0.59 (6)	0.55 (6)	4.12 (6)	38
Y	7.20	0.31	0.34	0.65	(0.31)	—	—	(0.31)	7.54	9.12	972	0.69	0.66	4.15	38
F	7.28	0.32	0.35	0.67	(0.34)	—	—	(0.34)	7.61	9.26	110,704	0.58	0.55	4.23	38
For the Year Ended October 31, 2020
A	$ 7.36	$ 0.33	$ (0.10)	$ 0.23	$ (0.32)	$ —	$ —	$ (0.32)	$ 7.27	3.31%	$ 239,310	1.15%	1.03%	4.54%	59%
C	7.33	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	7.25	2.68	26,125	1.86	1.78	3.81	59
I	7.38	0.35	(0.09)	0.26	(0.34)	—	—	(0.34)	7.30	3.74	20,666	0.82	0.77	4.80	59
R3	7.36	0.30	(0.08)	0.22	(0.30)	—	—	(0.30)	7.28	3.14	1,866	1.44	1.34	4.25	59
R4	7.37	0.33	(0.09)	0.24	(0.32)	—	—	(0.32)	7.29	3.45	997	1.14	1.04	4.54	59
R5	7.33	0.35	(0.07)	0.28	(0.35)	—	—	(0.35)	7.26	3.95	614	0.84	0.74	4.86	59
Y	7.30	0.35	(0.12)	0.23	(0.33)	—	—	(0.33)	7.20	3.35	849	0.83	0.77	4.84	59
F	7.37	0.35	(0.08)	0.27	(0.36)	—	—	(0.36)	7.28	3.78	71,863	0.72	0.67	4.90	59
For the Year Ended October 31, 2019
A	$ 7.15	$ 0.36	$ 0.22	$ 0.58	$ (0.37)	$ —	$ —	$ (0.37)	$ 7.36	8.27%	$ 229,615	1.17%	1.05%	5.00%	36%
C	7.12	0.31	0.21	0.52	(0.31)	—	—	(0.31)	7.33	7.42	32,746	1.87	1.80	4.27	36
I	7.19	0.38	0.21	0.59	(0.40)	—	—	(0.40)	7.38	8.55	20,575	0.83	0.79	5.25	36
R3	7.14	0.34	0.22	0.56	(0.34)	—	—	(0.34)	7.36	8.03	1,501	1.46	1.35	4.72	36
R4	7.16	0.36	0.22	0.58	(0.37)	—	—	(0.37)	7.37	8.26	1,009	1.16	1.05	5.02	36
R5	7.15	0.38	0.21	0.59	(0.41)	—	—	(0.41)	7.33	8.50	793	0.85	0.75	5.29	36
Y	7.13	0.37	0.21	0.58	(0.41)	—	—	(0.41)	7.30	8.42	11,647	0.83	0.78	5.09	36
F	7.18	0.39	0.22	0.61	(0.42)	—	—	(0.42)	7.37	8.74	60,588	0.74	0.70	5.35	36
The accompanying notes are an integral part of these financial statements.
198

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford High Yield Fund – (continued)
For the Year Ended October 31, 2018
A	$ 7.49	$ 0.36	$ (0.34)	$ 0.02	$ (0.36)	$ —	$ —	$ (0.36)	$ 7.15	0.27%	$ 214,430	1.17%	1.05%	4.92%	29%
C	7.47	0.31	(0.36)	(0.05)	(0.30)	—	—	(0.30)	7.12	(0.63)	38,727	1.87	1.80	4.17	29
I	7.54	0.38	(0.35)	0.03	(0.38)	—	—	(0.38)	7.19	0.44	18,652	0.83	0.78	5.19	29
R3	7.49	0.34	(0.35)	(0.01)	(0.34)	—	—	(0.34)	7.14	(0.17)	1,964	1.47	1.35	4.62	29
R4	7.51	0.36	(0.35)	0.01	(0.36)	—	—	(0.36)	7.16	0.15	1,144	1.17	1.05	4.92	29
R5	7.49	0.38	(0.34)	0.04	(0.38)	—	—	(0.38)	7.15	0.57	628	0.87	0.75	5.22	29
Y	7.48	0.39	(0.35)	0.04	(0.39)	—	—	(0.39)	7.13	0.48	867	0.81	0.70	5.27	29
F	7.53	0.39	(0.35)	0.04	(0.39)	—	—	(0.39)	7.18	0.51	52,810	0.75	0.70	5.27	29
The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.82	$ 0.14	$ 0.26	$ 0.40	$ (0.16)	$ —	$ —	$ (0.16)	$ 10.06	4.11% (5)	$ 184,689	0.87% (6)	0.84% (6)	2.80% (6)	16% (13)
C	9.45	0.09	0.26	0.35	(0.13)	—	—	(0.13)	9.67	3.77 (5)	16,767	1.59 (6)	1.59 (6)	2.00 (6)	16 (13)
I	10.04	0.14	0.29	0.43	(0.17)	—	—	(0.17)	10.30	4.32 (5)	46,908	0.60 (6)	0.60 (6)	2.87 (6)	16 (13)
R3	9.60	0.12	0.26	0.38	(0.15)	—	—	(0.15)	9.83	3.97 (5)	26,173	1.18 (6)	1.18 (6)	2.48 (6)	16 (13)
R4	9.83	0.14	0.26	0.40	(0.16)	—	—	(0.16)	10.07	4.09 (5)	3,743	0.88 (6)	0.88 (6)	2.82 (6)	16 (13)
R5	10.00	0.17	0.25	0.42	(0.17)	—	—	(0.17)	10.25	4.25 (5)	2,310	0.58 (6)	0.58 (6)	3.29 (6)	16 (13)
Y	10.06	0.16	0.27	0.43	(0.17)	—	—	(0.17)	10.32	4.33 (5)	19,817	0.57 (6)	0.57 (6)	3.10 (6)	16 (13)
F	10.04	0.16	0.28	0.44	(0.18)	—	—	(0.18)	10.30	4.38 (5)	139,778	0.46 (6)	0.46 (6)	3.17 (6)	16 (13)
For the Year Ended October 31, 2022
A	$11.63	$ 0.61	$ (1.61)	$ (1.00)	$ (0.78)	$ —	$ (0.03)	$ (0.81)	$ 9.82	(9.07)%	$ 200,112	0.85%	0.84%	5.62%	57% (13)
C	11.23	0.50	(1.55)	(1.05)	(0.71)	—	(0.02)	(0.73)	9.45	(9.79)	19,439	1.58	1.58	4.84	57 (13)
I	11.88	0.65	(1.65)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.04	(8.88)	64,202	0.57	0.57	5.97	57 (13)
R3	11.40	0.55	(1.58)	(1.03)	(0.75)	—	(0.02)	(0.77)	9.60	(9.46)	28,014	1.17	1.17	5.24	57 (13)
R4	11.65	0.59	(1.61)	(1.02)	(0.77)	—	(0.03)	(0.80)	9.83	(9.16)	3,886	0.87	0.87	5.50	57 (13)
R5	11.83	0.65	(1.64)	(0.99)	(0.81)	—	(0.03)	(0.84)	10.00	(8.83)	1,995	0.57	0.57	6.00	57 (13)
Y	11.90	0.68	(1.68)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.06	(8.87)	19,978	0.56	0.56	6.09	57 (13)
F	11.88	0.66	(1.65)	(0.99)	(0.82)	—	(0.03)	(0.85)	10.04	(8.77)	154,988	0.45	0.45	6.02	57 (13)
For the Year Ended October 31, 2021
A	$11.11	$ 0.36	$ 0.40	$ 0.76	$ (0.24)	$ —	$ —	$ (0.24)	$ 11.63	6.88%	$ 232,828	0.85%	0.85%	3.18%	73% (13)
C	10.70	0.26	0.39	0.65	(0.12)	—	—	(0.12)	11.23	6.14	23,382	1.58	1.58	2.41	73 (13)
I	11.35	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.88	7.15	57,343	0.55	0.55	3.42	73 (13)
R3	10.89	0.31	0.39	0.70	(0.19)	—	—	(0.19)	11.40	6.52	32,804	1.17	1.17	2.75	73 (13)
R4	11.12	0.32	0.43	0.75	(0.22)	—	—	(0.22)	11.65	6.84	4,336	0.87	0.87	2.85	73 (13)
R5	11.30	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.83	7.18	1,818	0.57	0.57	3.49	73 (13)
Y	11.37	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.90	7.13	34,156	0.56	0.56	3.44	73 (13)
F	11.34	0.39	0.43	0.82	(0.28)	—	—	(0.28)	11.88	7.36	182,069	0.45	0.45	3.40	73 (13)
For the Year Ended October 31, 2020
A	$10.54	$ 0.13	$ 0.62	$ 0.75	$ (0.18)	$ —	$ —	$ (0.18)	$ 11.11	7.23%	$ 200,745	0.92%	0.85%	1.17%	78% (13)
C	10.11	0.03	0.62	0.65	(0.06)	—	—	(0.06)	10.70	6.45	20,713	1.65	1.59	0.29	78 (13)
I	10.75	0.16	0.65	0.81	(0.21)	—	—	(0.21)	11.35	7.64	54,119	0.60	0.57	1.49	78 (13)
R3	10.33	0.08	0.62	0.70	(0.14)	—	—	(0.14)	10.89	6.89	35,410	1.21	1.18	0.81	78 (13)
R4	10.54	0.11	0.64	0.75	(0.17)	—	—	(0.17)	11.12	7.24	5,663	0.92	0.89	1.07	78 (13)
R5	10.71	0.17	0.63	0.80	(0.21)	—	—	(0.21)	11.30	7.56	1,650	0.61	0.58	1.57	78 (13)
Y	10.77	0.15	0.66	0.81	(0.21)	—	—	(0.21)	11.37	7.64	30,813	0.60	0.57	1.38	78 (13)
F	10.75	0.16	0.64	0.80	(0.21)	—	—	(0.21)	11.34	7.61	174,665	0.49	0.49	1.49	78 (13)
The accompanying notes are an integral part of these financial statements.
199

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Inflation Plus Fund – (continued)
For the Year Ended October 31, 2019
A	$10.34	$ 0.18	$ 0.40	$ 0.58	$ (0.38)	$ —	$ —	$ (0.38)	$ 10.54	5.81%	$ 185,301	0.99%	0.85%	1.71%	77%
C	9.88	0.09	0.39	0.48	(0.25)	—	—	(0.25)	10.11	5.00	34,060	1.70	1.60	0.87	77
I	10.53	0.21	0.41	0.62	(0.40)	—	—	(0.40)	10.75	6.17	52,182	0.66	0.60	1.98	77
R3	10.13	0.14	0.40	0.54	(0.34)	—	—	(0.34)	10.33	5.50	40,395	1.28	1.20	1.36	77
R4	10.33	0.18	0.40	0.58	(0.37)	—	—	(0.37)	10.54	5.79	7,831	0.98	0.90	1.72	77
R5	10.50	0.20	0.41	0.61	(0.40)	—	—	(0.40)	10.71	6.18	1,975	0.68	0.60	1.88	77
Y	10.56	0.21	0.41	0.62	(0.41)	—	—	(0.41)	10.77	6.11	24,678	0.65	0.58	1.97	77
F	10.53	0.22	0.41	0.63	(0.41)	—	—	(0.41)	10.75	6.22	157,921	0.56	0.55	2.05	77
For the Year Ended October 31, 2018
A	$10.95	$ 0.25	$ (0.37)	$ (0.12)	$ (0.49)	$ —	$ —	$ (0.49)	$ 10.34	(1.19)%	$ 193,398	0.98%	0.85%	2.34%	18%
C	10.47	0.16	(0.36)	(0.20)	(0.39)	—	—	(0.39)	9.88	(1.95)	60,373	1.69	1.60	1.61	18
I	11.15	0.27	(0.38)	(0.11)	(0.51)	—	—	(0.51)	10.53	(0.99)	51,586	0.67	0.60	2.57	18
R3	10.74	0.20	(0.36)	(0.16)	(0.45)	—	—	(0.45)	10.13	(1.57)	45,035	1.28	1.20	1.99	18
R4	10.94	0.24	(0.37)	(0.13)	(0.48)	—	—	(0.48)	10.33	(1.28)	9,723	0.98	0.90	2.32	18
R5	11.12	0.27	(0.37)	(0.10)	(0.52)	—	—	(0.52)	10.50	(0.99)	2,711	0.68	0.60	2.54	18
Y	11.18	0.28	(0.38)	(0.10)	(0.52)	—	—	(0.52)	10.56	(0.93)	28,512	0.62	0.55	2.64	18
F	11.16	0.28	(0.39)	(0.11)	(0.52)	—	—	(0.52)	10.53	(1.03)	151,498	0.56	0.55	2.61	18
The Hartford Municipal Opportunities Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 7.80	$ 0.11	$ 0.42	$ 0.53	$ (0.11)	$ —	$ —	$ (0.11)	$ 8.22	6.75% (5)	$ 395,844	0.67% (6)	0.67% (6)	2.60% (6)	12%
C	7.80	0.07	0.43	0.50	(0.07)	—	—	(0.07)	8.23	6.47 (5)	27,299	1.44 (6)	1.44 (6)	1.83 (6)	12
I	7.80	0.11	0.42	0.53	(0.11)	—	—	(0.11)	8.22	6.86 (5)	967,107	0.45 (6)	0.45 (6)	2.82 (6)	12
Y	7.79	0.11	0.43	0.54	(0.11)	—	—	(0.11)	8.22	7.00 (5)	13,111	0.44 (6)	0.44 (6)	2.82 (6)	12
F	7.79	0.12	0.42	0.54	(0.12)	—	—	(0.12)	8.21	6.92 (5)	313,863	0.35 (6)	0.35 (6)	2.91 (6)	12
For the Year Ended October 31, 2022
A	$ 9.04	$ 0.15	$ (1.23)	$ (1.08)	$ (0.16)	$ —	$ —	$ (0.16)	$ 7.80	(12.10)%	$ 364,444	0.66%	0.66%	1.81%	46%
C	9.05	0.09	(1.25)	(1.16)	(0.09)	—	—	(0.09)	7.80	(12.87)	30,481	1.43	1.43	1.04	46
I	9.05	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.80	(12.01)	912,459	0.44	0.44	2.04	46
Y	9.04	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.79	(12.02)	11,758	0.44	0.44	2.04	46
F	9.03	0.18	(1.24)	(1.06)	(0.18)	—	—	(0.18)	7.79	(11.84)	288,489	0.35	0.35	2.14	46
For the Year Ended October 31, 2021
A	$ 8.93	$ 0.15	$ 0.11	$ 0.26	$ (0.15)	$ —	$ —	$ (0.15)	$ 9.04	2.94%	$ 486,106	0.66%	0.66%	1.67%	8%
C	8.94	0.08	0.11	0.19	(0.08)	—	—	(0.08)	9.05	2.16	48,740	1.42	1.42	0.92	8
I	8.94	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.05	3.19	902,081	0.42	0.42	1.91	8
Y	8.93	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.04	3.17	15,319	0.44	0.44	1.90	8
F	8.92	0.18	0.11	0.29	(0.18)	—	—	(0.18)	9.03	3.26	332,185	0.35	0.35	1.98	8
For the Year Ended October 31, 2020
A	$ 8.88	$ 0.18	$ 0.05	$ 0.23	$ (0.18)	$ —	$ —	$ (0.18)	$ 8.93	2.63%	$ 437,341	0.68%	0.68%	2.03%	26%
C	8.89	0.11	0.05	0.16	(0.11)	—	—	(0.11)	8.94	1.86	59,074	1.43	1.43	1.28	26
I	8.88	0.20	0.06	0.26	(0.20)	—	—	(0.20)	8.94	2.99	724,260	0.44	0.44	2.26	26
Y	8.88	0.20	0.05	0.25	(0.20)	—	—	(0.20)	8.93	2.86	15,559	0.45	0.45	2.25	26
F	8.87	0.21	0.05	0.26	(0.21)	—	—	(0.21)	8.92	2.95	231,121	0.37	0.37	2.32	26
The accompanying notes are an integral part of these financial statements.
200

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Municipal Opportunities Fund – (continued)
For the Year Ended October 31, 2019
A	$ 8.37	$ 0.22	$ 0.51	$ 0.73	$ (0.22)	$ —	$ —	$ (0.22)	$ 8.88	8.79%	$ 394,518	0.69%	0.69%	2.49%	15%
C	8.37	0.15	0.52	0.67	(0.15)	—	—	(0.15)	8.89	8.08	66,792	1.44	1.44	1.75	15
I	8.38	0.24	0.52	0.76	(0.26)	—	—	(0.26)	8.88	9.15	516,299	0.44	0.44	2.72	15
Y	8.38	0.24	0.52	0.76	(0.26)	—	—	(0.26)	8.88	9.17	14,391	0.45	0.45	2.74	15
F	8.38	0.24	0.51	0.75	(0.26)	—	—	(0.26)	8.87	9.15	98,172	0.37	0.37	2.76	15
For the Year Ended October 31, 2018
A	$ 8.60	$ 0.22	$ (0.23)	$ (0.01)	$ (0.22)	$ —	$ —	$ (0.22)	$ 8.37	(0.11)%	$ 325,322	0.70%	0.69%	2.60%	23%
C	8.60	0.16	(0.23)	(0.07)	(0.16)	—	—	(0.16)	8.37	(0.86)	77,408	1.46	1.44	1.85	23
I	8.61	0.24	(0.23)	0.01	(0.24)	—	—	(0.24)	8.38	0.14	325,853	0.45	0.44	2.85	23
Y (14)	8.52	0.10	(0.14)	(0.04)	(0.10)	—	—	(0.10)	8.38	(0.46) (5)	14,574	0.44 (6)	0.44 (6)	2.87 (6)	23
F	8.61	0.25	(0.23)	0.02	(0.25)	—	—	(0.25)	8.38	0.20	43,617	0.38	0.38	2.90	23
Hartford Municipal Short Duration Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.52	$ 0.08	$ 0.21	$ 0.29	$ (0.07)	$ —	$ —	$ (0.07)	$ 9.74	3.04% (5)	$ 33,168	0.88% (6)	0.69% (6)	1.66% (6)	20%
C	9.51	0.04	0.22	0.26	(0.03)	—	—	(0.03)	9.74	2.72 (5)	685	1.74 (6)	1.44 (6)	0.90 (6)	20
I	9.50	0.09	0.21	0.30	(0.10)	—	—	(0.10)	9.70	3.18 (5)	5,859	0.71 (6)	0.46 (6)	1.88 (6)	20
F	9.51	0.09	0.21	0.30	(0.11)	—	—	(0.11)	9.70	3.18 (5)	8,529	0.59 (6)	0.39 (6)	1.95 (6)	20
For the Year Ended October 31, 2022
A	$10.19	$ 0.10	$ (0.68)	$ (0.58)	$ (0.09)	$ —	$ —	$ (0.09)	$ 9.52	(5.73)%	$ 31,751	0.89%	0.69%	0.97%	29%
C	10.18	0.02	(0.67)	(0.65)	(0.02)	—	—	(0.02)	9.51	(6.44)	957	1.72	1.44	0.18	29
I	10.17	0.11	(0.67)	(0.56)	(0.11)	—	—	(0.11)	9.50	(5.51)	6,757	0.72	0.46	1.11	29
F	10.18	0.13	(0.68)	(0.55)	(0.12)	—	—	(0.12)	9.51	(5.43)	9,306	0.60	0.39	1.30	29
For the Year Ended October 31, 2021
A	$10.16	$ 0.12	$ 0.03	$ 0.15	$ (0.12)	$ (0.00) (15)	$ —	$ (0.12)	$ 10.19	1.52%	$ 21,655	1.04%	0.69%	1.18%	16%
C	10.16	0.05	0.02	0.07	(0.05)	(0.00) (15)	—	(0.05)	10.18	0.66	1,390	1.85	1.44	0.44	16
I	10.15	0.14	0.03	0.17	(0.15)	(0.00) (15)	—	(0.15)	10.17	1.65	8,253	0.83	0.46	1.38	16
F	10.16	0.15	0.02	0.17	(0.15)	(0.00) (15)	—	(0.15)	10.18	1.72	5,047	0.74	0.39	1.44	16
For the Year Ended October 31, 2020
A	$10.16	$ 0.16	$ 0.03	$ 0.19	$ (0.16)	$ (0.03)	$ —	$ (0.19)	$ 10.16	1.88%	$ 18,359	1.10%	0.69%	1.62%	26%
C	10.15	0.09	0.04	0.13	(0.09)	(0.03)	—	(0.12)	10.16	1.23	1,483	1.94	1.44	0.87	26
I	10.15	0.18	0.04	0.22	(0.19)	(0.03)	—	(0.22)	10.15	2.12	3,879	0.88	0.46	1.83	26
F	10.16	0.19	0.03	0.22	(0.19)	(0.03)	—	(0.22)	10.16	2.19	2,164	0.80	0.39	1.91	26
For the Year Ended October 31, 2019
A	$ 9.88	$ 0.18	$ 0.28	$ 0.46	$ (0.18)	$ —	$ —	$ (0.18)	$ 10.16	4.66%	$ 16,141	1.09%	0.66%	1.77%	73%
C	9.87	0.17	0.27	0.44	(0.16)	—	—	(0.16)	10.15	4.54	1,362	1.82	0.76	1.66	73
I	9.88	0.20	0.28	0.48	(0.21)	—	—	(0.21)	10.15	4.92	2,212	0.80	0.41	2.01	73
F	9.88	0.20	0.28	0.48	(0.20)	—	—	(0.20)	10.16	4.94	1,700	0.79	0.39	2.03	73
For the Year Ended October 31, 2018
A	$10.04	$ 0.16	$ (0.16)	$ —	$ (0.16)	$ —	$ —	$ (0.16)	$ 9.88	(0.03)%	$ 8,984	1.20%	0.61%	1.58%	24%
C	10.04	0.15	(0.17)	(0.02)	(0.15)	—	—	(0.15)	9.87	(0.24)	3,157	1.94	0.73	1.46	24
I	10.05	0.18	(0.17)	0.01	(0.18)	—	—	(0.18)	9.88	0.08	6,789	0.92	0.41	1.78	24
F	10.05	0.18	(0.17)	0.01	(0.18)	—	—	(0.18)	9.88	0.09	979	0.90	0.39	1.80	24
The accompanying notes are an integral part of these financial statements.
201

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Short Duration Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.15	$ 0.14	$ 0.25	$ 0.39	$ (0.14)	$ —	$ —	$ (0.14)	$ 9.40	4.25% (5)	$ 808,308	0.80% (6)	0.78% (6)	2.97% (6)	11%
C	9.15	0.10	0.25	0.35	(0.10)	—	—	(0.10)	9.40	3.86 (5)	38,289	1.55 (6)	1.55 (6)	2.20 (6)	11
I	9.11	0.15	0.25	0.40	(0.16)	—	—	(0.16)	9.35	4.37 (5)	408,975	0.50 (6)	0.50 (6)	3.26 (6)	11
R3	9.14	0.13	0.24	0.37	(0.13)	—	—	(0.13)	9.38	4.06 (5)	1,276	1.14 (6)	0.93 (6)	2.83 (6)	11
R4	9.14	0.14	0.24	0.38	(0.14)	—	—	(0.14)	9.38	4.17 (5)	5,261	0.73 (6)	0.73 (6)	3.03 (6)	11
R5	9.10	0.15	0.24	0.39	(0.15)	—	—	(0.15)	9.34	4.33 (5)	2,130	0.54 (6)	0.54 (6)	3.21 (6)	11
R6	9.06	0.15	0.25	0.40	(0.17)	—	—	(0.17)	9.29	4.41 (5)	1,950	0.43 (6)	0.43 (6)	3.33 (6)	11
Y	9.09	0.15	0.24	0.39	(0.15)	—	—	(0.15)	9.33	4.35 (5)	4,426	0.54 (6)	0.54 (6)	3.19 (6)	11
F	9.09	0.15	0.25	0.40	(0.17)	—	—	(0.17)	9.32	4.40 (5)	581,063	0.43 (6)	0.43 (6)	3.33 (6)	11
For the Year Ended October 31, 2022
A	$10.00	$ 0.17	$ (0.85)	$ (0.68)	$ (0.17)	$ —	$ —	$ (0.17)	$ 9.15	(6.87)%	$ 835,605	0.79%	0.78%	1.74%	22% (16)
C	10.00	0.09	(0.84)	(0.75)	(0.10)	—	—	(0.10)	9.15	(7.56)	51,779	1.52	1.52	0.99	22 (16)
I	9.97	0.19	(0.84)	(0.65)	(0.21)	—	—	(0.21)	9.11	(6.61)	386,417	0.49	0.49	1.98	22 (16)
R3	9.98	0.15	(0.84)	(0.69)	(0.15)	—	—	(0.15)	9.14	(6.94)	1,102	1.14	0.95	1.60	22 (16)
R4	9.98	0.18	(0.85)	(0.67)	(0.17)	—	—	(0.17)	9.14	(6.73)	4,986	0.72	0.72	1.83	22 (16)
R5	9.95	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.10	(6.64)	1,976	0.54	0.54	2.03	22 (16)
R6	9.91	0.20	(0.83)	(0.63)	(0.22)	—	—	(0.22)	9.06	(6.44)	1,899	0.43	0.43	2.10	22 (16)
Y	9.94	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.09	(6.61)	7,595	0.53	0.53	1.99	22 (16)
F	9.95	0.20	(0.84)	(0.64)	(0.22)	—	—	(0.22)	9.09	(6.51)	602,435	0.42	0.42	2.14	22 (16)
For the Year Ended October 31, 2021
A	$10.00	$ 0.15	$ 0.01(12)	$ 0.16	$ (0.16)	$ —	$ —	$ (0.16)	$ 10.00	1.55%	$ 923,939	0.79%	0.78%	1.54%	35% (16)
C	10.00	0.08	(0.00) (9)	0.08	(0.08)	—	—	(0.08)	10.00	0.81	69,234	1.52	1.52	0.81	35 (16)
I	9.98	0.18	0.01 (12)	0.19	(0.20)	—	—	(0.20)	9.97	1.88	716,236	0.49	0.49	1.81	35 (16)
R3	9.98	0.13	(0.00) (9)	0.13	(0.13)	—	—	(0.13)	9.98	1.33	1,593	1.14	1.00	1.34	35 (16)
R4	9.99	0.16	(0.01)	0.15	(0.16)	—	—	(0.16)	9.98	1.51	4,412	0.72	0.72	1.60	35 (16)
R5	9.96	0.18	(0.00) (9)	0.18	(0.19)	—	—	(0.19)	9.95	1.77	1,546	0.54	0.54	1.78	35 (16)
R6	9.93	0.18	0.01 (12)	0.19	(0.21)	—	—	(0.21)	9.91	1.90	2,020	0.43	0.43	1.84	35 (16)
Y	9.94	0.18	0.01 (12)	0.19	(0.19)	—	—	(0.19)	9.94	1.87	8,927	0.52	0.52	1.78	35 (16)
F	9.98	0.19	(0.01)	0.18	(0.21)	—	—	(0.21)	9.95	1.81	430,676	0.42	0.42	1.87	35 (16)
For the Year Ended October 31, 2020
A	$ 9.92	$ 0.22	$ 0.08	$ 0.30	$ (0.22)	$ —	$ —	$ (0.22)	$ 10.00	3.07%	$ 847,571	0.84%	0.80%	2.21%	38% (16)
C	9.92	0.15	0.08	0.23	(0.15)	—	—	(0.15)	10.00	2.31	90,816	1.55	1.55	1.49	38 (16)
I	9.92	0.25	0.07	0.32	(0.26)	—	—	(0.26)	9.98	3.27	452,754	0.53	0.53	2.50	38 (16)
R3	9.90	0.19	0.07	0.26	(0.18)	—	—	(0.18)	9.98	2.71	2,376	1.15	1.15	1.88	38 (16)
R4	9.91	0.23	0.08	0.31	(0.23)	—	—	(0.23)	9.99	3.15	4,777	0.78	0.78	2.29	38 (16)
R5	9.89	0.24	0.08	0.32	(0.25)	—	—	(0.25)	9.96	3.31	2,140	0.56	0.56	2.45	38 (16)
R6	9.87	0.25	0.08	0.33	(0.27)	—	—	(0.27)	9.93	3.40	13	0.45	0.45	2.57	38 (16)
Y	9.87	0.25	0.07	0.32	(0.25)	—	—	(0.25)	9.94	3.33	6,999	0.55	0.55	2.53	38 (16)
F	9.91	0.25	0.09	0.34	(0.27)	—	—	(0.27)	9.98	3.52	255,190	0.44	0.44	2.58	38 (16)
The accompanying notes are an integral part of these financial statements.
202

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2019
A	$ 9.70	$ 0.26	$ 0.22	$ 0.48	$ (0.26)	$ —	$ —	$ (0.26)	$ 9.92	5.05%	$ 653,304	0.84%	0.81%	2.67%	30%
C	9.69	0.19	0.23	0.42	(0.19)	—	—	(0.19)	9.92	4.34	80,498	1.55	1.55	1.93	30
I	9.71	0.29	0.24	0.53	(0.32)	—	—	(0.32)	9.92	5.52	404,974	0.52	0.52	2.95	30
R3	9.67	0.23	0.23	0.46	(0.23)	—	—	(0.23)	9.90	4.78	1,676	1.16	1.15	2.31	30
R4	9.68	0.26	0.23	0.49	(0.26)	—	—	(0.26)	9.91	5.16	7,764	0.74	0.74	2.66	30
R5	9.69	0.29	0.22	0.51	(0.31)	—	—	(0.31)	9.89	5.37	1,412	0.56	0.55	2.93	30
R6 (17)	9.70	0.20	0.17	0.37	(0.20)	—	—	(0.20)	9.87	3.85	11	0.45	0.45	2.99	30
Y	9.67	0.29	0.23	0.52	(0.32)	—	—	(0.32)	9.87	5.43	11,831	0.52	0.52	2.97	30
F	9.72	0.30	0.22	0.52	(0.33)	—	—	(0.33)	9.91	5.44	228,084	0.44	0.44	3.03	30
For the Year Ended October 31, 2018
A	$ 9.87	$ 0.23	$ (0.17)	$ 0.06	$ (0.23)	$ —	$ —	$ (0.23)	$ 9.70	0.66%	$ 516,715	0.91%	0.85%	2.39%	29%
C	9.87	0.16	(0.18)	(0.02)	(0.16)	—	—	(0.16)	9.69	(0.19)	71,192	1.61	1.60	1.63	29
I	9.89	0.26	(0.18)	0.08	(0.26)	—	—	(0.26)	9.71	0.85	227,412	0.56	0.56	2.68	29
R3	9.84	0.22	(0.17)	0.05	(0.22)	—	—	(0.22)	9.67	0.52	960	1.21	0.99	2.25	29
R4	9.85	0.23	(0.17)	0.06	(0.23)	—	—	(0.23)	9.68	0.66	645	0.91	0.85	2.39	29
R5	9.86	0.26	(0.17)	0.09	(0.26)	—	—	(0.26)	9.69	0.96	1,125	0.61	0.55	2.71	29
Y	9.84	0.27	(0.18)	0.09	(0.26)	—	—	(0.26)	9.67	0.97	14,983	0.54	0.54	2.73	29
F	9.89	0.27	(0.17)	0.10	(0.27)	—	—	(0.27)	9.72	1.02	173,198	0.49	0.49	2.76	29
The Hartford Strategic Income Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 7.18	$ 0.20	$ 0.45	$ 0.65	$ (0.20)	$ —	$ —	$ (0.20)	$ 7.63	8.92% (5)	$ 271,457	0.93% (6)	0.93% (6)	5.44% (6)	42% (18)
C	7.25	0.18	0.45	0.63	(0.17)	—	—	(0.17)	7.71	8.67 (5)	54,281	1.65 (6)	1.65 (6)	4.71 (6)	42 (18)
I	7.20	0.22	0.44	0.66	(0.21)	—	—	(0.21)	7.65	9.21 (5)	1,090,068	0.65 (6)	0.65 (6)	5.72 (6)	42 (18)
R3	7.16	0.19	0.44	0.63	(0.18)	—	—	(0.18)	7.61	8.88 (5)	3,309	1.27 (6)	1.27 (6)	5.10 (6)	42 (18)
R4	7.17	0.20	0.44	0.64	(0.20)	—	—	(0.20)	7.61	8.92 (5)	9,648	0.96 (6)	0.95 (6)	5.42 (6)	42 (18)
R5	7.16	0.21	0.45	0.66	(0.21)	—	—	(0.21)	7.61	9.25 (5)	32,194	0.66 (6)	0.66 (6)	5.71 (6)	42 (18)
R6	7.16	0.22	0.44	0.66	(0.21)	—	—	(0.21)	7.61	9.32 (5)	256,011	0.55 (6)	0.55 (6)	5.82 (6)	42 (18)
Y	7.15	0.21	0.45	0.66	(0.21)	—	—	(0.21)	7.60	9.28 (5)	68,939	0.65 (6)	0.65 (6)	5.70 (6)	42 (18)
F	7.19	0.22	0.44	0.66	(0.21)	—	—	(0.21)	7.64	9.28 (5)	230,160	0.55 (6)	0.55 (6)	5.82 (6)	42 (18)
For the Year Ended October 31, 2022
A	$ 9.17	$ 0.31	$ (1.88)	$ (1.57)	$ (0.31)	$ (0.10)	$ (0.01)	$ (0.42)	$ 7.18	(17.56)%	$ 261,960	0.92%	0.92%	3.73%	61% (18)
C	9.25	0.26	(1.91)	(1.65)	(0.24)	(0.10)	(0.01)	(0.35)	7.25	(18.19)	55,622	1.64	1.64	2.99	61 (18)
I	9.20	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.20	(17.37)	1,094,403	0.64	0.64	3.94	61 (18)
R3	9.15	0.28	(1.88)	(1.60)	(0.28)	(0.10)	(0.01)	(0.39)	7.16	(17.90)	3,269	1.26	1.26	3.47	61 (18)
R4	9.16	0.30	(1.87)	(1.57)	(0.31)	(0.10)	(0.01)	(0.42)	7.17	(17.62)	8,826	0.96	0.96	3.69	61 (18)
R5	9.16	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.45)	29,835	0.65	0.65	4.03	61 (18)
R6	9.16	0.35	(1.90)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.35)	227,845	0.54	0.54	4.26	61 (18)
Y	9.14	0.32	(1.86)	(1.54)	(0.34)	(0.10)	(0.01)	(0.45)	7.15	(17.38)	76,171	0.64	0.64	3.88	61 (18)
F	9.19	0.34	(1.88)	(1.54)	(0.35)	(0.10)	(0.01)	(0.46)	7.19	(17.29)	221,783	0.54	0.54	4.09	61 (18)
The accompanying notes are an integral part of these financial statements.
203

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2021
A	$ 9.02	$ 0.27	$ 0.23	$ 0.50	$ (0.25)	$ (0.10)	$ —	$ (0.35)	$ 9.17	5.54%	$ 410,004	0.91%	0.91%	2.87%	52% (18)
C	9.08	0.20	0.24	0.44	(0.17)	(0.10)	—	(0.27)	9.25	4.89	92,929	1.63	1.63	2.14	52 (18)
I	9.04	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.20	5.94	2,044,204	0.64	0.64	3.16	52 (18)
R3	9.00	0.23	0.24	0.47	(0.22)	(0.10)	—	(0.32)	9.15	5.18	3,195	1.26	1.26	2.53	52 (18)
R4	9.01	0.27	0.23	0.50	(0.25)	(0.10)	—	(0.35)	9.16	5.55	13,610	0.91	0.91	2.90	52 (18)
R5	9.00	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.16	5.98	46,840	0.64	0.64	3.15	52 (18)
R6	9.01	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.16	5.96	161,021	0.54	0.54	3.28	52 (18)
Y	8.99	0.29	0.23	0.52	(0.27)	(0.10)	—	(0.37)	9.14	5.86	202,890	0.64	0.64	3.14	52 (18)
F	9.04	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.19	5.94	365,653	0.54	0.54	3.23	52 (18)
For the Year Ended October 31, 2020
A	$ 8.64	$ 0.28	$ 0.41	$ 0.69	$ (0.31)	$ —	$ —	$ (0.31)	$ 9.02	8.21%	$ 279,447	0.97%	0.95%	3.21%	69% (18)
C	8.69	0.22	0.41	0.63	(0.24)	—	—	(0.24)	9.08	7.40	72,030	1.69	1.69	2.47	69 (18)
I	8.67	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.04	8.41	930,484	0.67	0.67	3.44	69 (18)
R3	8.63	0.25	0.40	0.65	(0.28)	—	—	(0.28)	9.00	7.77	1,502	1.29	1.25	2.87	69 (18)
R4	8.64	0.27	0.41	0.68	(0.31)	—	—	(0.31)	9.01	8.12	4,348	1.00	0.95	2.96	69 (18)
R5	8.63	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.00	8.46	15,336	0.69	0.65	3.48	69 (18)
R6	8.63	0.30	0.43	0.73	(0.35)	—	—	(0.35)	9.01	8.65	10,360	0.59	0.59	3.45	69 (18)
Y	8.63	0.30	0.40	0.70	(0.34)	—	—	(0.34)	8.99	8.36	95,044	0.64	0.64	3.40	69 (18)
F	8.67	0.32	0.40	0.72	(0.35)	—	—	(0.35)	9.04	8.49	274,532	0.59	0.59	3.58	69 (18)
For the Year Ended October 31, 2019
A	$ 8.41	$ 0.32	$ 0.44	$ 0.76	$ (0.53)	$ —	$ —	$ (0.53)	$ 8.64	9.42%	$ 193,608	1.03%	0.95%	3.80%	74%
C	8.45	0.26	0.44	0.70	(0.46)	—	—	(0.46)	8.69	8.59	50,793	1.75	1.70	3.05	74
I	8.43	0.34	0.45	0.79	(0.55)	—	—	(0.55)	8.67	9.82	264,537	0.73	0.70	4.04	74
R3	8.39	0.30	0.44	0.74	(0.50)	—	—	(0.50)	8.63	9.22	634	1.34	1.25	3.50	74
R4	8.40	0.32	0.45	0.77	(0.53)	—	—	(0.53)	8.64	9.54	209	1.05	0.95	3.80	74
R5	8.40	0.35	0.43	0.78	(0.55)	—	—	(0.55)	8.63	9.78	8,280	0.74	0.65	4.09	74
R6	8.40	0.35	0.44	0.79	(0.56)	—	—	(0.56)	8.63	9.84	1,673	0.63	0.60	4.12	74
Y	8.39	0.35	0.44	0.79	(0.55)	—	—	(0.55)	8.63	9.91	4,824	0.71	0.66	4.09	74
F	8.43	0.35	0.45	0.80	(0.56)	—	—	(0.56)	8.67	9.93	168,465	0.63	0.60	4.15	74
For the Year Ended October 31, 2018
A	$ 9.00	$ 0.33	$ (0.40)	$ (0.07)	$ (0.52)	$ —	$ —	$ (0.52)	$ 8.41	(0.77)%	$ 164,749	1.05%	0.95%	3.78%	63%
C	9.03	0.26	(0.39)	(0.13)	(0.45)	—	—	(0.45)	8.45	(1.49)	48,099	1.78	1.70	3.03	63
I	9.03	0.35	(0.40)	(0.05)	(0.55)	—	—	(0.55)	8.43	(0.63)	88,704	0.77	0.70	4.03	63
R3	8.98	0.30	(0.39)	(0.09)	(0.50)	—	—	(0.50)	8.39	(1.10)	306	1.37	1.25	3.48	63
R4	8.99	0.33	(0.40)	(0.07)	(0.52)	—	—	(0.52)	8.40	(0.79)	560	1.08	0.95	3.78	63
R5	8.99	0.35	(0.39)	(0.04)	(0.55)	—	—	(0.55)	8.40	(0.46)	4,446	0.78	0.65	4.12	63
R6	8.99	0.36	(0.39)	(0.03)	(0.56)	—	—	(0.56)	8.40	(0.41)	150	0.66	0.60	4.15	63
Y	8.99	0.36	(0.40)	(0.04)	(0.56)	—	—	(0.56)	8.39	(0.49)	2,513	0.72	0.60	4.14	63
F	9.02	0.36	(0.39)	(0.03)	(0.56)	—	—	(0.56)	8.43	(0.41)	153,833	0.66	0.60	4.13	63
Hartford Sustainable Municipal Bond Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.29	$ 0.11	$ 0.56	$ 0.67	$ (0.11)	$ —	$ —	$ (0.11)	$ 9.85	7.27% (5)	$ 28,329	0.81% (6)	0.69% (6)	2.36% (6)	15%
C	9.28	0.08	0.57	0.65	(0.08)	—	—	(0.08)	9.85	6.99 (5)	2,615	1.63 (6)	1.44 (6)	1.61 (6)	15
I	9.26	0.13	0.56	0.69	(0.13)	—	—	(0.13)	9.82	7.42 (5)	44,488	0.65 (6)	0.46 (6)	2.59 (6)	15
F	9.26	0.13	0.56	0.69	(0.13)	—	—	(0.13)	9.82	7.45 (5)	18,230	0.50 (6)	0.39 (6)	2.66 (6)	15
The accompanying notes are an integral part of these financial statements.
204

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Sustainable Municipal Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$11.02	$ 0.17	$ (1.68)	$ (1.51)	$ (0.17)	$ (0.05)	$ —	$ (0.22)	$ 9.29	(13.86)%	$ 29,700	0.78%	0.69%	1.64%	37%
C	11.02	0.09	(1.69)	(1.60)	(0.09)	(0.05)	—	(0.14)	9.28	(14.59)	2,779	1.59	1.44	0.87	37
I	10.99	0.20	(1.69)	(1.49)	(0.19)	(0.05)	—	(0.24)	9.26	(13.70)	44,106	0.60	0.46	1.94	37
F	10.99	0.20	(1.68)	(1.48)	(0.20)	(0.05)	—	(0.25)	9.26	(13.64)	19,805	0.47	0.39	1.94	37
For the Year Ended October 31, 2021
A	$10.83	$ 0.15	$ 0.19	$ 0.34	$ (0.15)	$ —	$ —	$ (0.15)	$ 11.02	3.15%	$ 43,870	0.79%	0.69%	1.36%	19%
C	10.82	0.07	0.20	0.27	(0.07)	—	—	(0.07)	11.02	2.48	4,819	1.60	1.44	0.61	19
I	10.79	0.17	0.21	0.38	(0.18)	—	—	(0.18)	10.99	3.49	51,423	0.61	0.46	1.57	19
F	10.80	0.18	0.19	0.37	(0.18)	—	—	(0.18)	10.99	3.47	28,393	0.49	0.39	1.64	19
For the Year Ended October 31, 2020
A	$10.78	$ 0.20	$ 0.12	$ 0.32	$ (0.20)	$ (0.07)	$ —	$ (0.27)	$ 10.83	3.00%	$ 37,551	0.88%	0.69%	1.84%	16%
C	10.79	0.12	0.10	0.22	(0.12)	(0.07)	—	(0.19)	10.82	2.05	4,642	1.69	1.44	1.09	16
I	10.75	0.21	0.12	0.33	(0.22)	(0.07)	—	(0.29)	10.79	3.14	26,866	0.68	0.46	2.00	16
F	10.75	0.22	0.13	0.35	(0.23)	(0.07)	—	(0.30)	10.80	3.30	14,292	0.57	0.39	2.04	16
For the Year Ended October 31, 2019
A	$10.04	$ 0.26	$ 0.74	$ 1.00	$ (0.26)	$ —	$ —	$ (0.26)	$ 10.78	10.05%	$ 22,713	0.99%	0.67%	2.45%	47%
C	10.04	0.24	0.74	0.98	(0.23)	—	—	(0.23)	10.79	9.85	2,714	1.74	0.88	2.27	47
I	10.04	0.28	0.74	1.02	(0.31)	—	—	(0.31)	10.75	10.30	7,227	0.74	0.44	2.69	47
F	10.03	0.29	0.74	1.03	(0.31)	—	—	(0.31)	10.75	10.38	3,584	0.69	0.39	2.71	47
For the Year Ended October 31, 2018
A	$10.32	$ 0.24	$ (0.28)	$ (0.04)	$ (0.24)	$ —	$ —	$ (0.24)	$ 10.04	(0.36)%	$ 15,155	1.09%	0.65%	2.39%	15%
C	10.32	0.24	(0.28)	(0.04)	(0.24)	—	—	(0.24)	10.04	(0.38)	3,488	1.82	0.67	2.37	15
I	10.32	0.27	(0.28)	(0.01)	(0.27)	—	—	(0.27)	10.04	(0.11)	6,320	0.80	0.40	2.64	15
F	10.32	0.27	(0.29)	(0.02)	(0.27)	—	—	(0.27)	10.03	(0.20)	1,673	0.78	0.39	2.65	15
The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 8.65	$ 0.15	$ 0.53	$ 0.68	$ (0.15)	$ —	$ —	$ (0.15)	$ 9.18	7.84% (5)	$ 1,023,482	0.69% (6)	0.69% (6)	3.28% (6)	30% (19)
C	8.76	0.11	0.53	0.64	(0.11)	—	—	(0.11)	9.29	7.30 (5)	6,669	1.54 (6)	1.54 (6)	2.41 (6)	30 (19)
I	8.61	0.16	0.52	0.68	(0.16)	—	—	(0.16)	9.13	7.91 (5)	470,563	0.37 (6)	0.37 (6)	3.62 (6)	30 (19)
R3	8.90	0.14	0.53	0.67	(0.13)	—	—	(0.13)	9.44	7.59 (5)	3,380	1.04 (6)	1.04 (6)	2.93 (6)	30 (19)
R4	8.82	0.15	0.53	0.68	(0.15)	—	—	(0.15)	9.35	7.71 (5)	11,178	0.74 (6)	0.69 (6)	3.27 (6)	30 (19)
R5	8.75	0.16	0.53	0.69	(0.16)	—	—	(0.16)	9.28	7.90 (5)	1,618	0.44 (6)	0.44 (6)	3.53 (6)	30 (19)
R6	8.67	0.16	0.52	0.68	(0.16)	—	—	(0.16)	9.19	7.90 (5)	249,346	0.32 (6)	0.32 (6)	3.64 (6)	30 (19)
Y	8.69	0.16	0.53	0.69	(0.16)	—	—	(0.16)	9.22	7.97 (5)	273,501	0.39 (6)	0.39 (6)	3.58 (6)	30 (19)
F	8.54	0.16	0.52	0.68	(0.16)	—	—	(0.16)	9.06	7.99 (5)	1,140,854	0.32 (6)	0.32 (6)	3.65 (6)	30 (19)
For the Year Ended October 31, 2022
A	$10.92	$ 0.23	$ (2.08)	$ (1.85)	$ (0.24)	$ (0.18)	$ —	$ (0.42)	$ 8.65	(17.46)%	$ 956,670	0.68%	0.68%	2.34%	61% (19)
C	11.05	0.15	(2.10)	(1.95)	(0.16)	(0.18)	—	(0.34)	8.76	(18.08)	7,959	1.50	1.50	1.47	61 (19)
I	10.88	0.26	(2.06)	(1.80)	(0.29)	(0.18)	—	(0.47)	8.61	(17.12)	294,843	0.37	0.37	2.71	61 (19)
R3	11.22	0.20	(2.13)	(1.93)	(0.21)	(0.18)	—	(0.39)	8.90	(17.67)	3,326	1.04	1.03	1.99	61 (19)
R4	11.12	0.23	(2.11)	(1.88)	(0.24)	(0.18)	—	(0.42)	8.82	(17.39)	11,415	0.74	0.69	2.35	61 (19)
R5	11.06	0.25	(2.10)	(1.85)	(0.28)	(0.18)	—	(0.46)	8.75	(17.24)	1,584	0.44	0.44	2.55	61 (19)
R6	10.97	0.27	(2.09)	(1.82)	(0.30)	(0.18)	—	(0.48)	8.67	(17.11)	184,350	0.32	0.32	2.72	61 (19)
Y	10.99	0.26	(2.09)	(1.83)	(0.29)	(0.18)	—	(0.47)	8.69	(17.18)	391,116	0.38	0.38	2.68	61 (19)
F	10.81	0.26	(2.05)	(1.79)	(0.30)	(0.18)	—	(0.48)	8.54	(17.12)	986,268	0.32	0.32	2.71	61 (19)
The accompanying notes are an integral part of these financial statements.
205

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2021
A	$11.13	$ 0.18	$ (0.10)	$ 0.08	$ (0.21)	$ (0.08)	$ —	$ (0.29)	$ 10.92	0.68%	$ 1,268,773	0.68%	0.68%	1.65%	51% (19)
C	11.26	0.09	(0.10)	(0.01)	(0.12)	(0.08)	—	(0.20)	11.05	(0.11)	15,130	1.48	1.48	0.83	51 (19)
I	11.10	0.21	(0.11)	0.10	(0.24)	(0.08)	—	(0.32)	10.88	0.86	297,839	0.40	0.40	1.93	51 (19)
R3	11.44	0.15	(0.12)	0.03	(0.17)	(0.08)	—	(0.25)	11.22	0.27	4,566	1.04	1.03	1.30	51 (19)
R4	11.34	0.18	(0.11)	0.07	(0.21)	(0.08)	—	(0.29)	11.12	0.59	14,580	0.74	0.70	1.63	51 (19)
R5	11.27	0.21	(0.10)	0.11	(0.24)	(0.08)	—	(0.32)	11.06	0.93	2,362	0.44	0.44	1.89	51 (19)
R6	11.19	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.97	0.98	203,982	0.32	0.32	2.03	51 (19)
Y	11.21	0.22	(0.12)	0.10	(0.24)	(0.08)	—	(0.32)	10.99	0.89	415,024	0.39	0.39	1.94	51 (19)
F	11.03	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.81	0.97	1,222,336	0.32	0.32	2.01	51 (19)
For the Year Ended October 31, 2020
A	$10.66	$ 0.24	$ 0.49	$ 0.73	$ (0.26)	$ —	$ —	$ (0.26)	$ 11.13	6.88%	$ 1,202,398	0.71%	0.71%	2.17%	50% (19)
C	10.77	0.15	0.51	0.66	(0.17)	—	—	(0.17)	11.26	6.13	32,105	1.51	1.51	1.37	50 (19)
I	10.65	0.26	0.51	0.77	(0.32)	—	—	(0.32)	11.10	7.35	299,511	0.41	0.41	2.43	50 (19)
R3	10.95	0.21	0.50	0.71	(0.22)	—	—	(0.22)	11.44	6.55	5,075	1.06	1.04	1.84	50 (19)
R4	10.85	0.24	0.50	0.74	(0.25)	—	—	(0.25)	11.34	6.90	13,365	0.76	0.76	2.12	50 (19)
R5	10.81	0.27	0.50	0.77	(0.31)	—	—	(0.31)	11.27	7.20	2,651	0.46	0.46	2.40	50 (19)
R6	10.74	0.28	0.50	0.78	(0.33)	—	—	(0.33)	11.19	7.41	63,656	0.34	0.34	2.53	50 (19)
Y	10.76	0.27	0.50	0.77	(0.32)	—	—	(0.32)	11.21	7.27	410,349	0.40	0.40	2.49	50 (19)
F	10.59	0.27	0.50	0.77	(0.33)	—	—	(0.33)	11.03	7.38	962,471	0.34	0.34	2.53	50 (19)
For the Year Ended October 31, 2019
A	$ 9.92	$ 0.30	$ 0.79	$ 1.09	$ (0.35)	$ —	$ —	$ (0.35)	$ 10.66	11.24%	$ 940,594	0.74%	0.74%	2.90%	71%
C	9.97	0.22	0.80	1.02	(0.22)	—	—	(0.22)	10.77	10.37	27,334	1.54	1.54	2.12	71
I	9.95	0.33	0.79	1.12	(0.42)	—	—	(0.42)	10.65	11.49	108,633	0.42	0.42	3.19	71
R3	10.14	0.27	0.82	1.09	(0.28)	—	—	(0.28)	10.95	10.93	4,769	1.08	1.07	2.58	71
R4	10.09	0.30	0.81	1.11	(0.35)	—	—	(0.35)	10.85	11.20	11,476	0.77	0.76	2.89	71
R5	10.06	0.33	0.83	1.16	(0.41)	—	—	(0.41)	10.81	11.80	1,049	0.48	0.48	3.22	71
R6	10.03	0.32	0.82	1.14	(0.43)	—	—	(0.43)	10.74	11.67	40,368	0.35	0.34	3.04	71
Y	10.04	0.34	0.81	1.15	(0.43)	—	—	(0.43)	10.76	11.68	488,228	0.41	0.40	3.25	71
F	9.90	0.34	0.78	1.12	(0.43)	—	—	(0.43)	10.59	11.58	562,418	0.36	0.36	3.29	71
For the Year Ended October 31, 2018
A	$10.44	$ 0.28	$ (0.48)	$ (0.20)	$ (0.32)	$ —	$ —	$ (0.32)	$ 9.92	(1.95)%	$ 774,821	0.82%	0.82%	2.72%	74%
C	10.46	0.20	(0.49)	(0.29)	(0.20)	—	—	(0.20)	9.97	(2.79)	30,760	1.61	1.60	1.93	74
I	10.45	0.31	(0.48)	(0.17)	(0.33)	—	—	(0.33)	9.95	(1.68)	51,131	0.51	0.51	3.03	74
R3	10.64	0.25	(0.50)	(0.25)	(0.25)	—	—	(0.25)	10.14	(2.37)	5,000	1.16	1.15	2.38	74
R4	10.62	0.28	(0.49)	(0.21)	(0.32)	—	—	(0.32)	10.09	(2.04)	11,153	0.85	0.85	2.67	74
R5	10.62	0.31	(0.49)	(0.18)	(0.38)	—	—	(0.38)	10.06	(1.74)	1,548	0.56	0.56	2.98	74
R6	10.61	0.32	(0.50)	(0.18)	(0.40)	—	—	(0.40)	10.03	(1.72)	1,678	0.44	0.44	3.11	74
Y	10.61	0.32	(0.50)	(0.18)	(0.39)	—	—	(0.39)	10.04	(1.69)	449,292	0.48	0.48	3.06	74
F	10.46	0.31	(0.47)	(0.16)	(0.40)	—	—	(0.40)	9.90	(1.59)	678,207	0.44	0.44	3.10	74
The accompanying notes are an integral part of these financial statements.
206

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.65	$ 0.12	$ 0.34	$ 0.46	$ (0.06)	$ —	$ —	$ (0.06)	$ 10.05	4.77% (5)	$ 286,832	1.00% (6)	1.00% (6)	2.38% (6)	53% (20)
C	9.38	0.08	0.32	0.40	(0.04)	—	—	(0.04)	9.74	4.28 (5)	18,673	1.76 (6)	1.76 (6)	1.62 (6)	53 (20)
I	9.75	0.13	0.35	0.48	(0.07)	—	—	(0.07)	10.16	4.90 (5)	1,274,240	0.71 (6)	0.71 (6)	2.68 (6)	53 (20)
R3	9.56	0.10	0.33	0.43	(0.05)	—	—	(0.05)	9.94	4.52 (5)	1,117	1.34 (6)	1.34 (6)	2.05 (6)	53 (20)
R4	9.67	0.12	0.34	0.46	(0.06)	—	—	(0.06)	10.07	4.77 (5)	2,238	1.01 (6)	1.01 (6)	2.44 (6)	53 (20)
R5	9.75	0.13	0.35	0.48	(0.07)	—	—	(0.07)	10.16	4.90 (5)	8,547	0.73 (6)	0.73 (6)	2.68 (6)	53 (20)
R6	9.79	0.14	0.34	0.48	(0.07)	—	—	(0.07)	10.20	4.90 (5)	137,153	0.62 (6)	0.62 (6)	2.79 (6)	53 (20)
Y	9.78	0.13	0.35	0.48	(0.07)	—	—	(0.07)	10.19	4.88 (5)	113,460	0.73 (6)	0.73 (6)	2.56 (6)	53 (20)
F	9.77	0.14	0.34	0.48	(0.07)	—	—	(0.07)	10.18	4.91 (5)	1,778,551	0.62 (6)	0.62 (6)	2.78 (6)	53 (20)
For the Year Ended October 31, 2022
A	$10.45	$ 0.08	$ (0.76)	$ (0.68)	$ (0.07)	$ (0.03)	$ (0.02)	$ (0.12)	$ 9.65	(6.58)%	$ 284,248	1.00%	0.99%	0.81%	85% (20)
C	10.19	0.00 (9)	(0.73)	(0.73)	(0.04)	(0.03)	(0.01)	(0.08)	9.38	(7.17)	21,024	1.73	1.73	0.04	85 (20)
I	10.53	0.11	(0.76)	(0.65)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.21)	1,213,188	0.71	0.71	1.09	85 (20)
R3	10.37	0.05	(0.76)	(0.71)	(0.06)	(0.03)	(0.01)	(0.10)	9.56	(6.86)	1,043	1.33	1.33	0.52	85 (20)
R4	10.45	0.07	(0.75)	(0.68)	(0.06)	(0.03)	(0.01)	(0.10)	9.67	(6.57)	1,511	1.02	1.02	0.73	85 (20)
R5	10.54	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.30)	7,541	0.73	0.73	1.09	85 (20)
R6	10.58	0.12	(0.77)	(0.65)	(0.09)	(0.03)	(0.02)	(0.14)	9.79	(6.22)	113,134	0.62	0.62	1.21	85 (20)
Y	10.57	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.78	(6.28)	201,728	0.72	0.72	1.08	85 (20)
F	10.55	0.12	(0.76)	(0.64)	(0.09)	(0.03)	(0.02)	(0.14)	9.77	(6.14)	1,208,804	0.62	0.62	1.19	85 (20)
For the Year Ended October 31, 2021
A	$10.59	$ 0.05	$ (0.11)	$ (0.06)	$ (0.08)	$ —	$ —	$ (0.08)	$ 10.45	(0.54)%	$ 354,409	1.01%	1.01%	0.44%	104% (20)
C	10.34	(0.03)	(0.10)	(0.13)	(0.02)	—	—	(0.02)	10.19	(1.25)	38,120	1.74	1.74	(0.29)	104 (20)
I	10.68	0.08	(0.12)	(0.04)	(0.11)	—	—	(0.11)	10.53	(0.34)	1,783,317	0.72	0.72	0.73	104 (20)
R3	10.51	0.01	(0.10)	(0.09)	(0.05)	—	—	(0.05)	10.37	(0.90)	987	1.35	1.35	0.10	104 (20)
R4	10.59	0.04	(0.10)	(0.06)	(0.08)	—	—	(0.08)	10.45	(0.59)	3,873	1.05	1.05	0.39	104 (20)
R5	10.68	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.54	(0.27)	8,625	0.75	0.75	0.70	104 (20)
R6	10.72	0.09	(0.11)	(0.02)	(0.12)	—	—	(0.12)	10.58	(0.16)	125,885	0.63	0.63	0.82	104 (20)
Y	10.71	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.57	(0.25)	292,319	0.74	0.73	0.72	104 (20)
F	10.70	0.09	(0.12)	(0.03)	(0.12)	—	—	(0.12)	10.55	(0.25)	1,516,359	0.63	0.63	0.82	104 (20)
For the Year Ended October 31, 2020
A	$10.75	$ 0.06	$ 0.02	$ 0.08	$ (0.19)	$ (0.05)	$ —	$ (0.24)	$ 10.59	0.80%	$ 414,356	1.02%	1.02%	0.59%	125% (20)
C	10.54	(0.01)	0.01	0.00 (9)	(0.15)	(0.05)	—	(0.20)	10.34	0.00 (10)	64,578	1.75	1.75	(0.14)	125 (20)
I	10.83	0.09	0.03	0.12	(0.22)	(0.05)	—	(0.27)	10.68	1.10	2,008,606	0.73	0.73	0.88	125 (20)
R3	10.68	0.03	0.02	0.05	(0.17)	(0.05)	—	(0.22)	10.51	0.44	1,400	1.36	1.36	0.25	125 (20)
R4	10.76	0.06	0.02	0.08	(0.20)	(0.05)	—	(0.25)	10.59	0.74	18,666	1.05	1.05	0.54	125 (20)
R5	10.84	0.09	0.01	0.10	(0.21)	(0.05)	—	(0.26)	10.68	0.99	8,229	0.75	0.75	0.85	125 (20)
R6	10.88	0.10	0.01	0.11	(0.22)	(0.05)	—	(0.27)	10.72	1.08	113,838	0.65	0.65	0.93	125 (20)
Y	10.87	0.09	0.02	0.11	(0.22)	(0.05)	—	(0.27)	10.71	1.02	366,177	0.75	0.72	0.89	125 (20)
F	10.85	0.10	0.01	0.12	(0.22)	(0.05)	—	(0.27)	10.70	1.17	1,477,042	0.64	0.64	0.97	125 (20)
The accompanying notes are an integral part of these financial statements.
207

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2019
A	$10.65	$ 0.10	$ 0.49	$ 0.59	$ (0.48)	$ (0.01)	$ —	$ (0.49)	$ 10.75	5.68%	$ 419,891	1.02%	1.02%	0.98%	93%
C	10.45	0.03	0.47	0.50	(0.40)	(0.01)	—	(0.41)	10.54	4.92	81,694	1.75	1.75	0.26	93
I	10.72	0.14	0.48	0.62	(0.50)	(0.01)	—	(0.51)	10.83	6.02	2,223,706	0.74	0.74	1.26	93
R3	10.58	0.07	0.48	0.55	(0.44)	(0.01)	—	(0.45)	10.68	5.39	1,946	1.36	1.35	0.63	93
R4	10.65	0.09	0.51	0.60	(0.48)	(0.01)	—	(0.49)	10.76	5.71	10,651	0.96	0.96	0.84	93
R5	10.72	0.13	0.50	0.63	(0.50)	(0.01)	—	(0.51)	10.84	6.00	6,404	0.76	0.76	1.23	93
R6	10.76	0.14	0.50	0.64	(0.51)	(0.01)	—	(0.52)	10.88	6.09	17,230	0.64	0.64	1.34	93
Y	10.75	0.14	0.50	0.64	(0.51)	(0.01)	—	(0.52)	10.87	6.04	522,050	0.73	0.70	1.31	93
F	10.74	0.15	0.48	0.63	(0.51)	(0.01)	—	(0.52)	10.85	6.11	2,027,555	0.64	0.64	1.35	93
For the Year Ended October 31, 2018
A	$10.45	$ 0.11	$ 0.12	$ 0.23	$ (0.03)	$ —	$ —	$ (0.03)	$ 10.65	2.18%	$ 339,123	1.04%	1.04%	1.04%	115%
C	10.31	0.03	0.12	0.15	(0.01)	—	—	(0.01)	10.45	1.44	78,993	1.77	1.77	0.30	115
I	10.50	0.14	0.12	0.26	(0.04)	—	—	(0.04)	10.72	2.45	1,943,254	0.76	0.76	1.32	115
R3	10.41	0.07	0.12	0.19	(0.02)	—	—	(0.02)	10.58	1.82	1,161	1.38	1.36	0.67	115
R4	10.46	0.11	0.11	0.22	(0.03)	—	—	(0.03)	10.65	2.09	847	1.08	1.07	1.02	115
R5	10.51	0.14	0.11	0.25	(0.04)	—	—	(0.04)	10.72	2.35	3,840	0.78	0.77	1.34	115
R6	10.53	0.16	0.11	0.27	(0.04)	—	—	(0.04)	10.76	2.58	10,009	0.67	0.67	1.50	115
Y	10.53	0.15	0.11	0.26	(0.04)	—	—	(0.04)	10.75	2.44	670,390	0.71	0.71	1.40	115
F	10.51	0.15	0.12	0.27	(0.04)	—	—	(0.04)	10.74	2.58	1,571,981	0.66	0.66	1.43	115

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on June 7, 2022.
(8)	Reflects the Fund's portfolio turnover for the period June 7, 2022 through October 31, 2022.
(9)	Per share amount is less than $0.005.
(10)	Amount is less than 0.01%.
(11)	Commenced operations on March 1, 2021.
(12)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(13)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 40% for the six-month period ended April 30, 2023 and 70%, 84% and 211% for the fiscal years ended October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(14)	Commenced operations on May 31, 2018.
(15)	Amount is less than $0.01 per share.
(16)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 23%, 38% and 43% for the fiscal years ended October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(17)	Commenced operations on February 28, 2019.
(18)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 111% for the six-month period ended April 30, 2023 and 202%, 141% and 180% for the fiscal years ended October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(19)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 207% for the six-month period ended April 30, 2023 and 446%, 473% and 545% for the fiscal years ended October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(20)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 62% for the six-month period ended April 30, 2023 and 94%, 132% and 168% for the fiscal years ended October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
The accompanying notes are an integral part of these financial statements.
208

Hartford Fixed Income Funds
 Notes to Financial Statements
 April 30, 2023 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-seven series, as of April 30, 2023. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:
Hartford Dynamic Bond Fund (the "Dynamic Bond Fund")
The Hartford Emerging Markets Local Debt Fund (the "Emerging Markets Local Debt Fund")
The Hartford Floating Rate Fund (the "Floating Rate Fund")
The Hartford Floating Rate High Income Fund (the "Floating Rate High Income Fund")
The Hartford High Yield Fund (the "High Yield Fund")
The Hartford Inflation Plus Fund (the "Inflation Plus Fund")
The Hartford Municipal Opportunities Fund (the "Municipal Opportunities Fund")
Hartford Municipal Short Duration Fund (the "Municipal Short Duration Fund")
The Hartford Short Duration Fund (the "Short Duration Fund")
The Hartford Strategic Income Fund (the "Strategic Income Fund")
Hartford Sustainable Municipal Bond Fund (the "Sustainable Municipal Bond Fund")
The Hartford Total Return Bond Fund (the "Total Return Bond Fund")
The Hartford World Bond Fund (the "World Bond Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
Each Fund has registered for sale Class A, Class C, Class I and Class F shares. In addition, each Fund, except Dynamic Bond Fund, Municipal Opportunities Fund, Municipal Short Duration Fund and Sustainable Municipal Bond Fund, offers Class R3 and Class R4 shares. Each Fund, except Municipal Opportunities Fund, Municipal Short Duration Fund and Sustainable Municipal Bond Fund, offers Class R5 shares. Each Fund, except Municipal Short Duration Fund and Sustainable Municipal Bond Fund, has registered for sale Class Y shares. Dynamic Bond Fund, High Yield Fund, Strategic Income Fund, Short Duration Fund, Total Return Bond Fund and World Bond Fund have registered for sale Class R6 shares. Class A shares of each Fund, except Floating Rate Fund, Floating Rate High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Floating Rate High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Class C shares  of the Total Return Bond Fund are  closed to new investors, subject to certain exceptions set forth in the Total Return Bond Fund's prospectus.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that
209

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
210

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
211

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2023.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2023.
c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating
212

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2023.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2023.
e)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2023.
f)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2023.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional
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Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.
During the six-month period ended April 30, 2023, the Inflation Plus Fund had entered into Bond Forwards.
b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2023, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Futures Contracts.
c)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2023, each of Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.
d)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing
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 April 30, 2023 (Unaudited)

options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2023, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Options Contracts.
e)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy,
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 April 30, 2023 (Unaudited)

failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2023, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate ("LIBOR") or Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended April 30, 2023, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR or SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the six-month period ended April 30, 2023, each of Floating Rate Fund, Floating Rate High Income Fund and Inflation Plus Fund had used Total Return Swap Contracts.
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 April 30, 2023 (Unaudited)

f)	Additional Derivative Instrument Information:
Dynamic Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$ —	$ —	$ 8,934	$ —	$ —	$ 8,934
Total	$ —	$ —	$ 8,934	$ —	$ —	$ 8,934

(1)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 486,943	$ —	$ —	$ —	$ —	$ 486,943
Net realized gain (loss) on swap contracts	—	—	96,571	—	—	96,571
Total	$ 486,943	$ —	$ 96,571	$ —	$ —	$ 583,514
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (13,598)	$ —	$ —	$ —	$ —	$ (13,598)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	5,972	—	—	5,972
Total	$ (13,598)	$ —	$ 5,972	$ —	$ —	$ (7,626)
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	10
Futures Contracts Number of Short Contracts	(7)
Swap Contracts at Notional Amount	$ 924,350
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Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Emerging Markets Local Debt Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ —	$ 117,166	$ —	$ —	$ —	$ 117,166
Unrealized appreciation on futures contracts(1)	18,248	—	—	—	—	18,248
Unrealized appreciation on foreign currency contracts	—	977,167	—	—	—	977,167
Unrealized appreciation on swap contracts(2)	95,232	—	—	—	—	95,232
Total	$ 113,480	$ 1,094,333	$ —	$ —	$ —	$ 1,207,813
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 58,230	$ —	$ —	$ —	$ —	$ 58,230
Unrealized depreciation on foreign currency contracts	—	657,427	—	—	—	657,427
Written options, market value	—	173,399	—	—	—	173,399
Unrealized depreciation on swap contracts(2)	103,737	—	2,803	—	—	106,540
Total	$ 161,967	$ 830,826	$ 2,803	$ —	$ —	$ 995,596

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ 286,316	$ —	$ —	$ —	$ 286,316
Net realized gain (loss) on futures contracts	39,063	—	—	—	—	39,063
Net realized gain (loss) on written options contracts	—	(759,524)	—	—	—	(759,524)
Net realized gain (loss) on swap contracts	(4,441)	—	(310)	—	—	(4,751)
Net realized gain (loss) on foreign currency contracts	—	880,349	—	—	—	880,349
Total	$ 34,622	$ 407,141	$ (310)	$ —	$ —	$ 441,453
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ 5,058	$ —	$ —	$ —	$ 5,058
Net change in unrealized appreciation (depreciation) of futures contracts	(168,876)	—	—	—	—	(168,876)
Net change in unrealized appreciation (depreciation) of written options contracts	—	32,833	—	—	—	32,833
Net change in unrealized appreciation (depreciation) of swap contracts	(19,918)	—	(2,803)	—	—	(22,721)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	894,399	—	—	—	894,399
Total	$ (188,794)	$ 932,290	$ (2,803)	$ —	$ —	$ 740,693
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 20,946,667
Futures Contracts Number of Long Contracts	19
Futures Contracts Number of Short Contracts	(40)
Written Options at Notional Amount	$ (24,038,833)
Swap Contracts at Notional Amount	$ 6,859,090,207
Foreign Currency Contracts Purchased at Contract Amount	$ 57,936,596
Foreign Currency Contracts Sold at Contract Amount	$ 41,898,344
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 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Floating Rate Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$ 3,737,134	$ —	$ —	$ —	$ —	$ 3,737,134
Total	$ 3,737,134	$ —	$ —	$ —	$ —	$ 3,737,134
Liabilities:
Unrealized depreciation on futures contracts(2)	$ 148,341	$ —	$ —	$ —	$ —	$ 148,341
Unrealized depreciation on foreign currency contracts	—	307,340	—	—	—	307,340
Unrealized depreciation on swap contracts(1)	—	—	75,290	—	—	75,290
Total	$ 148,341	$ 307,340	$ 75,290	$ —	$ —	$ 530,971

(1)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.
(2)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 497,301	$ —	$ —	$ —	$ —	$ 497,301
Net realized gain (loss) on swap contracts	(3,513)	—	246,250	—	—	242,737
Net realized gain (loss) on foreign currency contracts	—	(17,104,899)	—	—	—	(17,104,899)
Total	$ 493,788	$ (17,104,899)	$ 246,250	$ —	$ —	$ (16,364,861)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (510,631)	$ —	$ —	$ —	$ —	$ (510,631)
Net change in unrealized appreciation (depreciation) of swap contracts	5,425,347	—	(75,290)	—	—	5,350,057
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	223,841	—	—	—	223,841
Total	$ 4,914,716	$ 223,841	$ (75,290)	$ —	$ —	$ 5,063,267
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(78)
Swap Contracts at Notional Amount	$ 102,426,667
Foreign Currency Contracts Purchased at Contract Amount	$ 5,314,365
Foreign Currency Contracts Sold at Contract Amount	$ 165,105,933
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Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Floating Rate High Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$ —	$ 9,791	$ —	$ —	$ —	$ 9,791
Unrealized appreciation on swap contracts(1)	851,010	—	—	—	—	851,010
Total	$ 851,010	$ 9,791	$ —	$ —	$ —	$ 860,801
Liabilities:
Unrealized depreciation on futures contracts(2)	$ 44,506	$ —	$ —	$ —	$ —	$ 44,506
Unrealized depreciation on foreign currency contracts	—	64,457	—	—	—	64,457
Unrealized depreciation on swap contracts(1)	—	—	16,554	—	—	16,554
Total	$ 44,506	$ 64,457	$ 16,554	$ —	$ —	$ 125,517

(1)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.
(2)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 146,071	$ —	$ —	$ —	$ —	$ 146,071
Net realized gain (loss) on swap contracts	134,610	—	(62,874)	—	—	71,736
Net realized gain (loss) on foreign currency contracts	—	(3,486,735)	—	—	—	(3,486,735)
Total	$ 280,681	$ (3,486,735)	$ (62,874)	$ —	$ —	$ (3,268,928)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (150,853)	$ —	$ —	$ —	$ —	$ (150,853)
Net change in unrealized appreciation (depreciation) of swap contracts	1,209,240	—	(16,554)	—	—	1,192,686
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	54,509	—	—	—	54,509
Total	$ 1,058,387	$ 54,509	$ (16,554)	$ —	$ —	$ 1,096,342
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(22)
Swap Contracts at Notional Amount	$ 22,980,000
Foreign Currency Contracts Purchased at Contract Amount	$ 2,009,723
Foreign Currency Contracts Sold at Contract Amount	$ 34,185,106
220

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

High Yield Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 55,461	$ —	$ —	$ —	$ —	$ 55,461
Unrealized depreciation on foreign currency contracts	—	25,943	—	—	—	25,943
Total	$ 55,461	$ 25,943	$ —	$ —	$ —	$ 81,404

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 136,257	$ —	$ —	$ —	$ —	$ 136,257
Net realized gain (loss) on foreign currency contracts	—	(1,315,120)	—	—	—	(1,315,120)
Total	$ 136,257	$ (1,315,120)	$ —	$ —	$ —	$ (1,178,863)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (111,785)	$ —	$ —	$ —	$ —	$ (111,785)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	18,031	—	—	—	18,031
Total	$ (111,785)	$ 18,031	$ —	$ —	$ —	$ (93,754)
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(19)
Foreign Currency Contracts Sold at Contract Amount	$ 13,100,123
221

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Inflation Plus Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ —	$ 98,201	$ —	$ —	$ —	$ 98,201
Unrealized appreciation on futures contracts(1)	1,745,528	—	—	—	—	1,745,528
Unrealized appreciation on foreign currency contracts	—	258,427	—	—	—	258,427
Unrealized appreciation on swap contracts(2)	5,630,987	—	—	—	—	5,630,987
Total	$ 7,376,515	$ 356,628	$ —	$ —	$ —	$ 7,733,143
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 671,415	$ —	$ —	$ —	$ —	$ 671,415
Unrealized depreciation on bond forward contracts	93,944	—	—	—	—	93,944
Unrealized depreciation on foreign currency contracts	—	475,164	—	—	—	475,164
Unrealized depreciation on swap contracts(2)	250,585	—	35,815	—	—	286,400
Total	$ 1,015,944	$ 475,164	$ 35,815	$ —	$ —	$ 1,526,923

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 333,330	$ —	$ —	$ —	$ —	$ 333,330
Net realized gain (loss) on swap contracts	(637,800)	—	(18,334)	—	—	(656,134)
Net realized gain (loss) on bond forward contracts	25,868	—	—	—	—	25,868
Net realized gain (loss) on foreign currency contracts	—	(1,518,985)	—	—	—	(1,518,985)
Total	$ (278,602)	$ (1,518,985)	$ (18,334)	$ —	$ —	$ (1,815,921)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ (107,302)	$ —	$ —	$ —	$ (107,302)
Net change in unrealized appreciation (depreciation) of futures contracts	1,626,354	—	—	—	—	1,626,354
Net change in unrealized appreciation (depreciation) of swap contracts	(909,838)	—	(51,245)	—	—	(961,083)
Net change in unrealized appreciation (depreciation) of bond forward contracts	82,657	—	—	—	—	82,657
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(40,305)	—	—	—	(40,305)
Total	$ 799,173	$ (147,607)	$ (51,245)	$ —	$ —	$ 600,321
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 27,006,000
Futures Contracts Number of Long Contracts	842
Futures Contracts Number of Short Contracts	(447)
Swap Contracts at Notional Amount	$ 89,128,833
Bond Forward Contracts at Notional Amount	$ 52,790,053
Foreign Currency Contracts Purchased at Contract Amount	$ 32,407,364
Foreign Currency Contracts Sold at Contract Amount	$ 55,119,475
222

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Short Duration Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 2,918,700	$ —	$ —	$ —	$ —	$ 2,918,700
Unrealized appreciation on foreign currency contracts	—	4,458	—	—	—	4,458
Total	$ 2,918,700	$ 4,458	$ —	$ —	$ —	$ 2,923,158
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 3,473,085	$ —	$ —	$ —	$ —	$ 3,473,085
Unrealized depreciation on foreign currency contracts	—	78,233	—	—	—	78,233
Total	$ 3,473,085	$ 78,233	$ —	$ —	$ —	$ 3,551,318

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (1,578,402)	$ —	$ —	$ —	$ —	$ (1,578,402)
Net realized gain (loss) on foreign currency contracts	—	(2,780,245)	—	—	—	(2,780,245)
Total	$ (1,578,402)	$ (2,780,245)	$ —	$ —	$ —	$ (4,358,647)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (2,191,973)	$ —	$ —	$ —	$ —	$ (2,191,973)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	52,430	—	—	—	52,430
Total	$ (2,191,973)	$ 52,430	$ —	$ —	$ —	$ (2,139,543)
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,477
Futures Contracts Number of Short Contracts	(1,528)
Foreign Currency Contracts Purchased at Contract Amount	$ 2,044,046
Foreign Currency Contracts Sold at Contract Amount	$ 29,295,482
223

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Strategic Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 11,276,194	$ —	$ —	$ —	$ —	$ 11,276,194
Unrealized appreciation on foreign currency contracts	—	4,332,466	—	—	—	4,332,466
Unrealized appreciation on swap contracts(2)	64,697	—	579,416	—	—	644,113
Total	$ 11,340,891	$ 4,332,466	$ 579,416	$ —	$ —	$ 16,252,773
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 4,447,842	$ —	$ —	$ —	$ —	$ 4,447,842
Unrealized depreciation on foreign currency contracts	—	4,167,327	—	—	—	4,167,327
Unrealized depreciation on swap contracts(2)	264,348	—	3,547,354	—	—	3,811,702
Total	$ 4,712,190	$ 4,167,327	$ 3,547,354	$ —	$ —	$ 12,426,871

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (774,269)	$ —	$ —	$ —	$ —	$ (774,269)
Net realized gain (loss) on written options contracts	11,598,299	—	—	—	—	11,598,299
Net realized gain (loss) on swap contracts	(160,904)	—	(15,131,717)	—	—	(15,292,621)
Net realized gain (loss) on foreign currency contracts	—	(26,865,615)	—	—	—	(26,865,615)
Total	$ 10,663,126	$ (26,865,615)	$ (15,131,717)	$ —	$ —	$ (31,334,206)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 24,527,274	$ —	$ —	$ —	$ —	$ 24,527,274
Net change in unrealized appreciation (depreciation) of written options contracts	(710,100)	—	—	—	—	(710,100)
Net change in unrealized appreciation (depreciation) of swap contracts	(199,651)	—	(10,313)	—	—	(209,964)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(10,598,184)	—	—	—	(10,598,184)
Total	$ 23,617,523	$ (10,598,184)	$ (10,313)	$ —	$ —	$ 13,009,026
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	6,251
Futures Contracts Number of Short Contracts	(2,485)
Written Options at Notional Amount	$ (63,105,000)
Swap Contracts at Notional Amount	$ 347,352,565
Foreign Currency Contracts Purchased at Contract Amount	$ 52,251,127
Foreign Currency Contracts Sold at Contract Amount	$ 521,073,767
224

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Total Return Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ 453,792	$ —	$ —	$ —	$ —	$ 453,792
Unrealized appreciation on futures contracts(1)	1,173,341	—	—	—	—	1,173,341
Unrealized appreciation on foreign currency contracts	—	200,622	—	—	—	200,622
Unrealized appreciation on swap contracts(2)	3,828,726	—	—	—	—	3,828,726
Total	$ 5,455,859	$ 200,622	$ —	$ —	$ —	$ 5,656,481
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 8,279,605	$ —	$ —	$ —	$ —	$ 8,279,605
Unrealized depreciation on foreign currency contracts	—	2,350,557	—	—	—	2,350,557
Unrealized depreciation on swap contracts(2)	363,912	—	607,406	—	—	971,318
Total	$ 8,643,517	$ 2,350,557	$ 607,406	$ —	$ —	$ 11,601,480

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ 6,186	$ —	$ —	$ —	$ —	$ 6,186
Net realized gain (loss) on futures contracts	16,938,637	—	—	—	—	16,938,637
Net realized gain (loss) on written options contracts	5,130,702	—	—	—	—	5,130,702
Net realized gain (loss) on swap contracts	(603,090)	—	(6,672,224)	—	—	(7,275,314)
Net realized gain (loss) on foreign currency contracts	—	(4,989,625)	—	—	—	(4,989,625)
Total	$ 21,472,435	$ (4,989,625)	$ (6,672,224)	$ —	$ —	$ 9,810,586
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ 12,042	$ —	$ —	$ —	$ —	$ 12,042
Net change in unrealized appreciation (depreciation) of futures contracts	(26,692,262)	—	—	—	—	(26,692,262)
Net change in unrealized appreciation (depreciation) of written options contracts	(21,854)	—	—	—	—	(21,854)
Net change in unrealized appreciation (depreciation) of swap contracts	(910,449)	—	(98,089)	—	—	(1,008,538)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(2,318,477)	—	—	—	(2,318,477)
Total	$ (27,612,523)	$ (2,318,477)	$ (98,089)	$ —	$ —	$ (30,029,089)
225

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Total Return Bond Fund – (continued)

For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 3,231,000
Futures Contracts Number of Long Contracts	3,620
Futures Contracts Number of Short Contracts	(4,241)
Written Options at Notional Amount	$ (148,680,000)
Swap Contracts at Notional Amount	$ 84,119,674
Foreign Currency Contracts Purchased at Contract Amount	$ 9,617,944
Foreign Currency Contracts Sold at Contract Amount	$ 83,435,301
World Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ —	$ 731,364	$ —	$ —	$ —	$ 731,364
Unrealized appreciation on futures contracts(1)	4,116,856	—	—	—	—	4,116,856
Unrealized appreciation on foreign currency contracts	—	49,457,217	—	—	—	49,457,217
Unrealized appreciation on swap contracts(2)	16,732,967	—	1,005,014	—	—	17,737,981
Total	$ 20,849,823	$ 50,188,581	$ 1,005,014	$ —	$ —	$ 72,043,418
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 4,244,475	$ —	$ —	$ —	$ —	$ 4,244,475
Unrealized depreciation on foreign currency contracts	—	43,604,169	—	—	—	43,604,169
Written options, market value	—	104,412	—	—	—	104,412
Unrealized depreciation on swap contracts(2)	19,573,455	—	1,415,517	—	—	20,988,972
Total	$ 23,817,930	$ 43,708,581	$ 1,415,517	$ —	$ —	$ 68,942,028

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

226

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

World Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ 7,527,770	$ 1,292,582	$ —	$ —	$ —	$ 8,820,352
Net realized gain (loss) on futures contracts	3,880,512	—	—	—	—	3,880,512
Net realized gain (loss) on written options contracts	(3,566,517)	(1,731,604)	—	—	—	(5,298,121)
Net realized gain (loss) on swap contracts	11,645,268	—	38,320	—	—	11,683,588
Net realized gain (loss) on foreign currency contracts	—	(115,575,527)	—	—	—	(115,575,527)
Total	$ 19,487,033	$ (116,014,549)	$ 38,320	$ —	$ —	$ (96,489,196)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ 81,718	$ (992,887)	$ —	$ —	$ —	$ (911,169)
Net change in unrealized appreciation (depreciation) of futures contracts	4,616,238	—	—	—	—	4,616,238
Net change in unrealized appreciation (depreciation) of written options contracts	—	274,360	—	—	—	274,360
Net change in unrealized appreciation (depreciation) of swap contracts	(2,828,863)	—	372,330	—	—	(2,456,533)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	4,411,048	—	—	—	4,411,048
Total	$ 1,869,093	$ 3,692,521	$ 372,330	$ —	$ —	$ 5,933,944
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 174,556,114
Futures Contracts Number of Long Contracts	4,964
Futures Contracts Number of Short Contracts	(5,367)
Written Options at Notional Amount	$ (93,971,114)
Swap Contracts at Notional Amount	$ 50,676,628,242
Foreign Currency Contracts Purchased at Contract Amount	$ 3,996,071,181
Foreign Currency Contracts Sold at Contract Amount	$ 5,279,518,321
g)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
227

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2023:

Dynamic Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Swap contracts	$ 8,934	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	8,934	—
Derivatives not subject to a MNA	(8,934)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 977,167	$ (657,427)
Futures contracts	18,248	(58,230)
Purchased options	117,166	—
Swap contracts	95,232	(106,540)
Written options	—	(173,399)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,207,813	(995,596)
Derivatives not subject to a MNA	(91,356)	163,873
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 1,116,457	$ (831,723)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 49,773	$ (41,788)	$ —	$ —	$ 7,985
Bank of Montreal	1,822	—	—	—	1,822
Barclays	48,065	(48,065)	—	—	—
BNP Paribas Securities Services	116,301	(25,678)	—	—	90,623
Canadian Imperial Bank of Commerce	912	—	—	—	912
Citibank NA	80,661	(80,661)	—	—	—
Deutsche Bank Securities, Inc.	192,138	(117,851)	—	—	74,287
Goldman Sachs & Co.	314,165	(100,454)	—	—	213,711
JP Morgan Chase & Co.	120,233	(61,721)	—	—	58,512
Morgan Stanley	118,838	(100,754)	—	—	18,084
Standard Chartered Bank	9,789	(9,789)	—	—	—
Toronto-Dominion Bank	3,222	(426)	—	—	2,796
UBS AG	60,538	(60,538)	—	—	—
Total	$ 1,116,457	$ (647,725)	$ —	$ —	$ 468,732

228

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$ (2,639)	$ —	$ —	$ —	$ (2,639)
Bank of America Securities LLC	(41,788)	41,788	—	—	—
Barclays	(64,322)	48,065	—	—	(16,257)
BNP Paribas Securities Services	(25,678)	25,678	—	—	—
Citibank NA	(171,709)	80,661	—	—	(91,048)
Credit Agricole	(851)	—	—	—	(851)
Deutsche Bank Securities, Inc.	(117,851)	117,851	—	—	—
Goldman Sachs & Co.	(100,454)	100,454	—	—	—
JP Morgan Chase & Co.	(61,721)	61,721	—	—	—
Morgan Stanley	(100,754)	100,754	—	—	—
RBC Dominion Securities, Inc.	(31,752)	—	—	—	(31,752)
Standard Chartered Bank	(16,073)	9,789	—	—	(6,284)
Toronto-Dominion Bank	(426)	426	—	—	—
UBS AG	(95,007)	60,538	—	—	(34,469)
Westpac International	(698)	—	—	—	(698)
Total	$ (831,723)	$ 647,725	$ —	$ —	$ (183,998)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (307,340)
Futures contracts	—	(148,341)
Swap contracts	3,737,134	(75,290)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,737,134	(530,971)
Derivatives not subject to a MNA	—	223,631
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 3,737,134	$ (307,340)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$ 1,047,093	$ —	$ —	$ (13,800)	$ 1,033,293
Morgan Stanley	2,690,041	—	—	(22,800)	2,667,241
Total	$ 3,737,134	$ —	$ —	$ (36,600)	$ 3,700,534

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$ (119,986)	$ —	$ —	$ —	$ (119,986)
UBS AG	(187,354)	—	—	—	(187,354)
Total	$ (307,340)	$ —	$ —	$ —	$ (307,340)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 9,791	$ (64,457)
Futures contracts	—	(44,506)
Swap contracts	851,010	(16,554)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	860,801	(125,517)
Derivatives not subject to a MNA	—	61,060
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 860,801	$ (64,457)

229

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$ 227,031	$ —	$ —	$ (2,700)	$ 224,331
Morgan Stanley	623,979	—	—	(5,800)	618,179
Standard Chartered Bank	9,791	—	—	—	9,791
Total	$ 860,801	$ —	$ —	$ (8,500)	$ 852,301

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$ (29,081)	$ —	$ —	$ —	$ (29,081)
UBS AG	(35,376)	—	—	—	(35,376)
Total	$ (64,457)	$ —	$ —	$ —	$ (64,457)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (25,943)
Futures contracts	—	(55,461)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(81,404)
Derivatives not subject to a MNA	—	55,461
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (25,943)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$ (11,157)	$ —	$ —	$ —	$ (11,157)
UBS AG	(14,786)	—	—	—	(14,786)
Total	$ (25,943)	$ —	$ —	$ —	$ (25,943)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	—	(93,944)
Foreign currency contracts	$ 258,427	$ (475,164)
Futures contracts	1,745,528	(671,415)
Purchased options	98,201	—
Swap contracts	5,630,987	(286,400)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	7,733,143	(1,526,923)
Derivatives not subject to a MNA	(3,842,758)	957,815
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 3,890,385	$ (569,108)

230

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 1,086,567	$ —	$ —	$ —	$ 1,086,567
Citibank NA	2,663,454	(276,839)	—	(25,000)	2,361,615
Deutsche Bank Securities, Inc.	17,436	(17,436)	—	—	—
JP Morgan Chase & Co.	10,568	(10,568)	—	—	—
Morgan Stanley	112,360	(110,086)	—	(2,274)	—
Total	$ 3,890,385	$ (414,929)	$ —	$ (27,274)	$ 3,448,182

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$ (276,839)	$ 276,839	$ —	$ —	$ —
Deutsche Bank Securities, Inc.	(31,984)	17,436	—	—	(14,548)
Goldman Sachs & Co.	(6,106)	—	—	—	(6,106)
HSBC Bank USA	(22,972)	—	—	—	(22,972)
JP Morgan Chase & Co.	(37,101)	10,568	—	—	(26,533)
Morgan Stanley	(110,086)	110,086	—	—	—
RBC Dominion Securities, Inc.	(40,180)	—	—	—	(40,180)
UBS AG	(43,840)	—	—	—	(43,840)
Total	$ (569,108)	$ 414,929	$ —	$ —	$ (154,179)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 4,458	$ (78,233)
Futures contracts	2,918,700	(3,473,085)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,923,158	(3,551,318)
Derivatives not subject to a MNA	(2,918,700)	3,473,085
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 4,458	$ (78,233)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 4,458	$ (4,458)	$ —	$ —	$ —
Total	$ 4,458	$ (4,458)	$ —	$ —	$ —

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (4,710)	$ 4,458	$ —	$ —	$ (252)
HSBC Bank USA	(42,363)	—	—	—	(42,363)
UBS AG	(31,160)	—	—	—	(31,160)
Total	$ (78,233)	$ 4,458	$ —	$ —	$ (73,775)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

231

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 4,332,466	$ (4,167,327)
Futures contracts	11,276,194	(4,447,842)
Swap contracts	644,113	(3,811,702)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	16,252,773	(12,426,871)
Derivatives not subject to a MNA	(11,920,307)	8,242,699
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 4,332,466	$ (4,184,172)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 633,082	$ (64,883)	$ —	$ —	$ 568,199
Barclays	89,883	(67,946)	—	—	21,937
BNP Paribas Securities Services	228,357	—	—	—	228,357
Citibank NA	346,032	(26,418)	—	—	319,614
Deutsche Bank Securities, Inc.	78,961	(78,961)	—	—	—
Goldman Sachs & Co.	7,432	(7,432)	—	—	—
JP Morgan Chase & Co.	783,265	(239,800)	—	—	543,465
Morgan Stanley	1,036,166	(690,071)	—	—	346,095
Societe Generale Group	42,351	—	—	—	42,351
State Street Global Markets LLC	100,535	—	—	—	100,535
Toronto-Dominion Bank	83,106	(83,106)	—	—	—
UBS AG	903,296	(113,028)	—	—	790,268
Total	$ 4,332,466	$ (1,371,645)	$ —	$ —	$ 2,960,821

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (64,883)	$ 64,883	$ —	$ —	$ —
Bank of Montreal	(290,402)	—	—	—	(290,402)
Barclays	(67,946)	67,946	—	—	—
Citibank NA	(26,418)	26,418	—	—	—
Deutsche Bank Securities, Inc.	(1,626,372)	78,961	—	—	(1,547,411)
Goldman Sachs & Co.	(889,728)	7,432	—	—	(882,296)
JP Morgan Chase & Co.	(239,800)	239,800	—	—	—
Morgan Stanley	(690,071)	690,071	—	—	—
Standard Chartered Bank	(13,111)	—	—	—	(13,111)
Toronto-Dominion Bank	(162,413)	83,106	—	—	(79,307)
UBS AG	(113,028)	113,028	—	—	—
Total	$ (4,184,172)	$ 1,371,645	$ —	$ —	$ (2,812,527)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 200,622	$ (2,350,557)
Futures contracts	1,173,341	(8,279,605)
Purchased options	453,792	—
Swap contracts	3,828,726	(971,318)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,656,481	(11,601,480)
Derivatives not subject to a MNA	(5,002,067)	9,250,923
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 654,414	$ (2,350,557)

232

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 453,792	$ —	$ —	$ —	$ 453,792
BNP Paribas Securities Services	27,500	—	—	—	27,500
State Street Global Markets LLC	173,122	—	—	—	173,122
Total	$ 654,414	$ —	$ —	$ —	$ 654,414

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$ (462,226)	$ —	$ —	$ —	$ (462,226)
Deutsche Bank Securities, Inc.	(1,886,649)	—	—	—	(1,886,649)
UBS AG	(1,682)	—	—	—	(1,682)
Total	$ (2,350,557)	$ —	$ —	$ —	$ (2,350,557)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 49,457,217	$ (43,604,169)
Futures contracts	4,116,856	(4,244,475)
Purchased options	731,364	—
Swap contracts	17,737,981	(20,988,972)
Written options	—	(104,412)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	72,043,418	(68,942,028)
Derivatives not subject to a MNA	(20,787,545)	23,570,521
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 51,255,873	$ (45,371,507)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 777,119	$ (598,358)	$ —	$ —	$ 178,761
Barclays	2,793,243	(2,793,243)	—	—	—
BNP Paribas Securities Services	13,902,802	(3,552,931)	—	(77,860)	10,272,011
Citibank NA	7,889,591	(3,248,607)	—	(5,400)	4,635,584
Deutsche Bank Securities, Inc.	1,045,733	(111,985)	—	(6,900)	926,848
Goldman Sachs & Co.	4,428,403	(4,057,614)	—	(400)	370,389
JP Morgan Chase & Co.	2,644,962	(2,644,962)	—	—	—
Morgan Stanley	7,869,882	(7,869,882)	—	—	—
RBC Dominion Securities, Inc.	14,873	(14,873)	—	—	—
Standard Chartered Bank	354,725	(354,725)	—	—	—
State Street Global Markets LLC	1,321,160	(443,498)	—	—	877,662
Toronto-Dominion Bank	2,459,229	(941,095)	—	—	1,518,134
UBS AG	5,754,151	(2,920,407)	—	—	2,833,744
Total	$ 51,255,873	$ (29,552,180)	$ —	$ (90,560)	$ 21,613,133

233

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (598,358)	$ 598,358	$ —	$ —	$ —
Barclays	(7,649,168)	2,793,243	—	—	(4,855,925)
BNP Paribas Securities Services	(3,552,931)	3,552,931	—	—	—
Canadian Imperial Bank of Commerce	(37,935)	—	—	—	(37,935)
Citibank NA	(3,248,607)	3,248,607	—	—	—
Deutsche Bank Securities, Inc.	(111,985)	111,985	—	—	—
Goldman Sachs & Co.	(4,057,614)	4,057,614	—	—	—
Intercontinental Exchange, Inc.	(100,119)	—	—	—	(100,119)
JP Morgan Chase & Co.	(3,117,231)	2,644,962	—	—	(472,269)
Morgan Stanley	(17,640,637)	7,869,882	—	—	(9,770,755)
RBC Dominion Securities, Inc.	(57,281)	14,873	—	—	(42,408)
Standard Chartered Bank	(894,641)	354,725	—	—	(539,916)
State Street Global Markets LLC	(443,498)	443,498	—	—	—
Toronto-Dominion Bank	(941,095)	941,095	—	—	—
UBS AG	(2,920,407)	2,920,407	—	—	—
Total	$ (45,371,507)	$ 29,552,180	$ —	$ —	$ (15,819,327)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
234

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
The use of certain London Interbank Offered Rates (collectively, “LIBOR”) was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate (e.g., the SOFR, which is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities and is intended to replace the U.S. dollar LIBOR). As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
235

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

At October 31, 2022 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Dynamic Bond Fund	$ 875,506	$ 496,473
Emerging Markets Local Debt Fund	20,228,358	55,103,378
Floating Rate Fund	45,968,624	486,657,410
Floating Rate High Income Fund	6,594,715	65,815,822
High Yield Fund	4,583,509	24,823,225
Inflation Plus Fund	4,434,519	57,718,417
Municipal Opportunities Fund	32,704,468	13,551,480
Municipal Short Duration Fund	306,520	39,525
Short Duration Fund	—	4,082,421
Strategic Income Fund*	155,785,994	190,831,729
Sustainable Municipal Bond Fund	2,363,120	690,576
Total Return Bond Fund	138,226,066	47,436,037
World Bond Fund	35,766,120	12,467,294

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2022 the Short Duration Fund utilized $233,108 of prior year capital loss carryforwards.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dynamic Bond Fund	$ 54,883,869	$ 553,634	$ (388,332)	$ 165,302
Emerging Markets Local Debt Fund	29,991,862	1,971,611	(3,298,752)	(1,327,141)
Floating Rate Fund	1,579,293,387	13,992,599	(120,065,700)	(106,073,101)
Floating Rate High Income Fund	339,500,641	2,778,141	(24,404,125)	(21,625,984)
High Yield Fund	401,701,056	3,827,627	(29,055,778)	(25,228,151)
Inflation Plus Fund	493,284,117	8,811,311	(41,088,705)	(32,277,394)
Municipal Opportunities Fund	1,737,558,341	11,462,483	(82,089,464)	(70,626,981)
Municipal Short Duration Fund	48,254,807	119,008	(1,609,422)	(1,490,414)
Short Duration Fund	1,941,391,793	6,341,154	(110,406,414)	(104,065,260)
Strategic Income Fund	2,372,206,444	41,259,597	(195,212,165)	(153,952,568)
Sustainable Municipal Bond Fund	97,265,787	455,989	(6,786,884)	(6,330,895)
Total Return Bond Fund	4,193,919,797	21,619,332	(314,435,743)	(292,816,411)
World Bond Fund	3,665,421,696	95,377,145	(214,899,492)	(119,522,347)
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2023; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Dynamic Bond Fund	0.6000% on first $1 billion and;
0.5900% over $1 billion
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion
236

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Fund	Management Fee Rates
Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Floating Rate High Income Fund	0.7000% on first $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
High Yield Fund	0.5000% on first $1 billion and;
0.4500% on next $4 billion and;
0.4400% on next $5 billion and;
0.4350% over $10 billion
Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion
Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion
Sustainable Municipal Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion
World Bond Fund	0.6800% on first $250 million and;
0.6300% on next $250 million and;
0.5800% on next $2 billion and;
0.5300% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund
237

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2023, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 29, 2024 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	1.10%	1.90%	0.80%	N/A	N/A	0.75%	0.65%	0.75%	0.65%
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
High Yield Fund	0.95%	1.75%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A

(1)	Expense limitation arrangements described above for certain classes of shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund extend beyond February 29, 2024. Please see the Funds’ statement of additional information for more information.
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2023, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	1.03%	1.90%	0.80%	N/A	N/A	0.75%	0.65%	0.75%	0.65%
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.43%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund	1.00%	1.75%	0.75%	1.25%	1.00%	0.78%	N/A	0.75%	0.66%
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
High Yield Fund	0.95%	1.74%	0.69%	1.27%	0.97%	0.67%	0.55%	0.64%	0.55%
Inflation Plus Fund	0.84%	1.59%	0.60%	1.18%	0.88%	0.58%	N/A	0.57%	0.46%
Municipal Opportunities Fund	0.67%	1.44%	0.45%	N/A	N/A	N/A	N/A	0.44%	0.35%
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Short Duration Fund	0.78%	1.55%	0.50%	0.93%	0.73%	0.54%	0.43%	0.54%	0.43%
Strategic Income Fund	0.93%	1.65%	0.65%	1.27%	0.95%	0.66%	0.55%	0.65%	0.55%
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Total Return Bond Fund	0.69%	1.54%	0.37%	1.04%	0.69%	0.44%	0.32%	0.39%	0.32%
World Bond Fund	1.00%	1.76%	0.71%	1.34%	1.01%	0.73%	0.62%	0.73%	0.62%
238

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2023, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Dynamic Bond Fund	$ 444	$ —
Emerging Markets Local Debt Fund	470	8
Floating Rate Fund	38,235	12,426
Floating Rate High Income Fund	13,204	7,219
High Yield Fund	95,689	2,203
Inflation Plus Fund	21,622	4,768
Municipal Opportunities Fund	145,942	8,588
Municipal Short Duration Fund	3,402	528
Short Duration Fund	228,414	55,113
Strategic Income Fund	102,194	10,345
Sustainable Municipal Bond Fund	5,825	657
Total Return Bond Fund	450,534	5,133
World Bond Fund	110,944	243
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2023, a portion of the Company’s Chief Compliance Officer’s ("CCO") compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Dynamic Bond Fund	$ 29
Emerging Markets Local Debt Fund	21
Floating Rate Fund	906
Floating Rate High Income Fund	198
High Yield Fund	213
Inflation Plus Fund	258
Municipal Opportunities Fund	968
Municipal Short Duration Fund	28
Short Duration Fund	1,062
Strategic Income Fund	1,127
Sustainable Municipal Bond Fund	52
Total Return Bond Fund	1,729
World Bond Fund	2,025
g)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C", formerly known as DST Asset Manager Solutions, Inc.) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer
239

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective November 1, 2022, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share class of the Fund listed below until February 29, 2024, unless the Board of Directors approves its earlier termination as follows:
Fund	Class A
Inflation Plus Fund	0.13%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the period ended April 30, 2023, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	0.02%	0.01%	0.01%	N/A	N/A	0.01%	0.00% *	0.04%	0.00% *
Emerging Markets Local Debt Fund	0.22%	0.24%	0.10%	0.21%	0.15%	0.10%	N/A	0.11%	0.00% *
Floating Rate Fund	0.10%	0.11%	0.10%	0.19%	0.17%	0.12%	N/A	0.10%	0.00% *
Floating Rate High Income Fund	0.12%	0.13%	0.11%	0.22%	0.16%	0.11%	N/A	0.11%	0.00% *
High Yield Fund	0.17%	0.16%	0.11%	0.22%	0.17%	0.12%	0.00%	0.06%	0.00% *
Inflation Plus Fund	0.13%	0.13%	0.14%	0.22%	0.17%	0.11%	N/A	0.11%	0.00% *
Municipal Opportunities Fund	0.07%	0.09%	0.10%	N/A	N/A	N/A	N/A	0.09%	0.00% *
Municipal Short Duration Fund	0.04%	0.15%	0.12%	N/A	N/A	N/A	N/A	N/A	0.00% *
Short Duration Fund	0.12%	0.12%	0.07%	0.21%	0.05%	0.12%	0.00% *	0.11%	0.00% *
Strategic Income Fund	0.13%	0.11%	0.10%	0.22%	0.16%	0.11%	0.00% *	0.10%	0.00% *
Sustainable Municipal Bond Fund	0.06%	0.13%	0.15%	N/A	N/A	N/A	N/A	N/A	0.00% *
Total Return Bond Fund	0.12%	0.22%	0.05%	0.22%	0.17%	0.12%	0.00% *	0.07%	0.00% *
World Bond Fund	0.13%	0.14%	0.09%	0.22%	0.14%	0.11%	0.00% *	0.11%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of the Floating Rate Fund, the Floating Rate High Income Fund, and the High Yield Fund do not currently engage in securities lending.
240

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2023.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Dynamic Bond Fund	$ —	$ —	$ —
Emerging Markets Local Debt Fund	88,200	90,160	—
Inflation Plus Fund	322,998	332,340	—
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Short Duration Fund	1,666,515	1,713,683	—
Strategic Income Fund	29,760,828	30,680,895	—
Sustainable Municipal Bond Fund	—	—	—
Total Return Bond Fund	2,078,004	2,127,690	—
World Bond Fund	5,348,844	5,477,003	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliate Holdings:
As of April 30, 2023, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	83%	100%	98%	N/A	N/A	100%	100%	66%	43%
Emerging Markets Local Debt Fund	—	—	—	100%	100%	100%	N/A	—	—
High Yield Fund	—	—	—	—	—	—	99%	—	—
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*
Short Duration Fund	—	—	—	—	—	—	1%	—	—

*	Percentage rounds to zero.

241

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 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	2%	2%	2%	N/A	N/A	2%	2%	2%	37%
Emerging Markets Local Debt Fund	—	—	—	0%*	0% *	0% *	N/A	—	—
High Yield Fund	—	—	—	—	—	—	0% *	—	—
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0% *
Short Duration Fund	—	—	—	—	—	—	0% *	—	—

*	Percentage rounds to zero.
As of April 30, 2023, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	21%
Strategic Income Fund	5%
Total Return Bond Fund	1%
World Bond Fund	2%

*	As of April 30, 2023, affiliated funds of funds and the 529 plan were invested in Class F shares.
10.	Beneficial Fund Ownership:
As of April 30, 2023, to the knowledge of a Fund, the shareholders listed below beneficially held more than 25% of the shares outstanding of a Fund.

Fund	Shareholder	Percentage of Ownership
Dynamic Bond Fund	Hartford Funds Management Company, LLC	49%
	Wellington Finance & Treasury LLC	48%
11.	Investment Transactions:
For the period ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Dynamic Bond Fund	$ 68,853,868	$ 75,131,144	$ 163,055,803	$ 156,531,342	$ 231,909,671	$ 231,662,486
Emerging Markets Local Debt Fund	18,120,748	30,236,569	—	—	18,120,748	30,236,569
Floating Rate Fund	346,070,107	559,406,307	—	—	346,070,107	559,406,307
Floating Rate High Income Fund	93,344,960	151,769,817	—	—	93,344,960	151,769,817
High Yield Fund	49,363,451	47,147,194	—	—	49,363,451	47,147,194
Inflation Plus Fund	23,702,723	32,275,829	50,694,125	108,391,680	74,396,848	140,667,509
Municipal Opportunities Fund	215,962,319	201,967,573	—	15,078	215,962,319	201,982,651
Municipal Short Duration Fund	9,585,845	9,432,151	—	—	9,585,845	9,432,151
Short Duration Fund	149,276,878	210,511,704	57,026,778	32,720,298	206,303,656	243,232,002
Strategic Income Fund	364,796,349	554,959,685	343,960,279	235,246,368	708,756,628	790,206,053
Sustainable Municipal Bond Fund	13,443,917	22,129,975	—	3,011	13,443,917	22,132,986
Total Return Bond Fund	398,530,724	397,619,987	710,961,116	484,631,980	1,109,491,840	882,251,967
World Bond Fund	1,156,452,509	1,177,183,488	33,004,264	25,419,566	1,189,456,773	1,202,603,054
242

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2023 and the year ended October 31, 2022:

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Dynamic Bond Fund(1)
Class A
Shares Sold	20,376	$ 201,197	104,961	$ 1,048,347
Shares Issued for Reinvested Dividends	2,665	26,349	1,857	17,925
Shares Redeemed	(4,492)	(42,991)	(1)	(10)
Net Increase (Decrease)	18,549	184,555	106,817	1,066,262
Class C
Shares Sold	—	$ —	100,001	$ 1,000,010
Shares Issued for Reinvested Dividends	2,066	20,426	1,463	14,118
Shares Redeemed	—	—	(1)	(10)
Net Increase (Decrease)	2,066	20,426	101,463	1,014,118
Class I
Shares Sold	1,998	$ 20,000	100,001	$ 1,000,010
Shares Issued for Reinvested Dividends	2,674	26,412	1,911	18,458
Shares Redeemed	—	—	(1)	(10)
Net Increase (Decrease)	4,672	46,412	101,911	1,018,458
Class R5
Shares Sold	—	$ —	100,001	$ 1,000,010
Shares Issued for Reinvested Dividends	2,723	26,889	1,932	18,656
Shares Redeemed	—	—	(1)	(10)
Net Increase (Decrease)	2,723	26,889	101,932	1,018,656
Class R6
Shares Sold	—	$ —	100,001	$ 1,000,010
Shares Issued for Reinvested Dividends	2,833	27,964	1,973	19,051
Shares Redeemed	—	—	(1)	(10)
Net Increase (Decrease)	2,833	27,964	101,973	1,019,051
Class Y
Shares Sold	—	$ —	153,610	$ 1,530,010
Shares Issued for Reinvested Dividends	4,098	40,477	2,404	23,129
Shares Redeemed	(1,403)	(13,851)	(473)	(4,480)
Net Increase (Decrease)	2,695	26,626	155,541	1,548,659
Class F
Shares Sold	—	$ —	4,400,001	$ 44,000,010
Shares Issued for Reinvested Dividends	102,033	1,004,508	86,805	838,259
Shares Redeemed	—	—	(1)	(10)
Net Increase (Decrease)	102,033	1,004,508	4,486,805	44,838,259
Total Net Increase (Decrease)	135,571	$ 1,337,380	5,156,442	$ 51,523,463
Emerging Markets Local Debt Fund
Class A
Shares Sold	327,995	$ 1,398,970	216,516	$ 1,011,783
Shares Issued for Reinvested Dividends	16,033	73,581	34,337	165,438
Shares Redeemed	(322,490)	(1,378,252)	(331,771)	(1,524,749)
Net Increase (Decrease)	21,538	94,299	(80,918)	(347,528)
Class C
Shares Sold	10,273	$ 45,149	2,221	$ 11,593
Shares Issued for Reinvested Dividends	3,121	14,346	9,280	45,420
Shares Redeemed	(40,310)	(183,395)	(167,185)	(833,283)
Net Increase (Decrease)	(26,916)	(123,900)	(155,684)	(776,270)
Class I
Shares Sold	318,869	$ 1,473,123	851,449	$ 4,263,242
Shares Issued for Reinvested Dividends	26,753	121,907	69,175	332,561
Shares Redeemed	(332,131)	(1,453,469)	(1,538,418)	(7,515,022)
Net Increase (Decrease)	13,491	141,561	(617,794)	(2,919,219)
243

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R3
Shares Issued for Reinvested Dividends	50	$ 229	95	$ 460
Net Increase (Decrease)	50	229	95	460
Class R4
Shares Issued for Reinvested Dividends	54	$ 248	325	$ 1,593
Shares Redeemed	—	—	(6,474)	(27,191)
Net Increase (Decrease)	54	248	(6,149)	(25,598)
Class R5
Shares Sold	438	$ 1,862	—	$ —
Shares Issued for Reinvested Dividends	72	313	121	553
Shares Redeemed	(445)	(1,910)	—	—
Net Increase (Decrease)	65	265	121	553
Class Y
Shares Sold	183,016	$ 842,579	2,909,766	$ 14,313,080
Shares Issued for Reinvested Dividends	124,698	562,548	427,464	2,009,366
Shares Redeemed	(3,321,646)	(15,125,069)	(3,984,211)	(16,936,825)
Net Increase (Decrease)	(3,013,932)	(13,719,942)	(646,981)	(614,379)
Class F
Shares Sold	58,616	$ 267,505	497,603	$ 2,530,798
Shares Issued for Reinvested Dividends	24,707	112,729	52,704	249,994
Shares Redeemed	(146,711)	(654,062)	(393,047)	(1,805,711)
Net Increase (Decrease)	(63,388)	(273,828)	157,260	975,081
Total Net Increase (Decrease)	(3,069,038)	$ (13,881,068)	(1,350,050)	$ (3,706,900)
Floating Rate Fund
Class A
Shares Sold	3,846,248	$ 29,812,711	12,733,677	$ 103,881,040
Shares Issued for Reinvested Dividends	2,713,206	21,103,345	3,187,210	25,373,296
Shares Redeemed	(12,304,908)	(95,557,430)	(19,342,977)	(155,537,311)
Net Increase (Decrease)	(5,745,454)	(44,641,374)	(3,422,090)	(26,282,975)
Class C
Shares Sold	481,605	$ 3,770,402	2,651,943	$ 22,020,335
Shares Issued for Reinvested Dividends	278,355	2,185,779	348,423	2,799,168
Shares Redeemed	(2,750,327)	(21,573,682)	(5,596,380)	(45,554,926)
Net Increase (Decrease)	(1,990,367)	(15,617,501)	(2,596,014)	(20,735,423)
Class I
Shares Sold	11,730,389	$ 90,678,389	75,616,897	$ 612,965,591
Shares Issued for Reinvested Dividends	2,789,550	21,518,801	5,045,140	40,054,509
Shares Redeemed	(40,076,049)	(309,037,484)	(100,148,889)	(787,774,483)
Net Increase (Decrease)	(25,556,110)	(196,840,294)	(19,486,852)	(134,754,383)
Class R3
Shares Sold	45,580	$ 358,915	121,915	$ 970,871
Shares Issued for Reinvested Dividends	12,549	98,256	17,496	140,628
Shares Redeemed	(38,697)	(301,723)	(326,275)	(2,585,289)
Net Increase (Decrease)	19,432	155,448	(186,864)	(1,473,790)
Class R4
Shares Sold	7,751	$ 60,299	139,949	$ 1,115,594
Shares Issued for Reinvested Dividends	8,223	63,891	8,213	65,061
Shares Redeemed	(41,124)	(318,357)	(101,593)	(832,671)
Net Increase (Decrease)	(25,150)	(194,167)	46,569	347,984
Class R5
Shares Sold	19,500	$ 149,845	40,994	$ 333,398
Shares Issued for Reinvested Dividends	5,869	45,292	6,628	52,505
Shares Redeemed	(17,994)	(138,514)	(18,141)	(144,449)
Net Increase (Decrease)	7,375	56,623	29,481	241,454
244

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	2,248,582	$ 17,174,976	6,793,058	$ 55,053,634
Shares Issued for Reinvested Dividends	255,968	1,967,375	320,372	2,537,986
Shares Redeemed	(3,062,165)	(23,480,438)	(6,867,654)	(54,528,779)
Net Increase (Decrease)	(557,615)	(4,338,087)	245,776	3,062,841
Class F
Shares Sold	5,345,715	$ 40,928,550	13,689,031	$ 111,482,591
Shares Issued for Reinvested Dividends	359,982	2,765,386	486,507	3,836,286
Shares Redeemed	(10,476,936)	(80,733,222)	(11,570,209)	(91,136,182)
Net Increase (Decrease)	(4,771,239)	(37,039,286)	2,605,329	24,182,695
Total Net Increase (Decrease)	(38,619,128)	$ (298,458,638)	(22,764,665)	$ (155,411,597)
Floating Rate High Income Fund
Class A
Shares Sold	695,748	$ 6,150,057	2,790,437	$ 26,190,876
Shares Issued for Reinvested Dividends	315,127	2,784,352	374,948	3,412,779
Shares Redeemed	(2,073,609)	(18,292,015)	(2,566,238)	(23,551,770)
Net Increase (Decrease)	(1,062,734)	(9,357,606)	599,147	6,051,885
Class C
Shares Sold	92,836	$ 827,687	491,944	$ 4,729,800
Shares Issued for Reinvested Dividends	54,830	489,034	76,701	705,480
Shares Redeemed	(592,610)	(5,265,426)	(1,247,678)	(11,627,867)
Net Increase (Decrease)	(444,944)	(3,948,705)	(679,033)	(6,192,587)
Class I
Shares Sold	2,614,691	$ 22,955,985	19,596,455	$ 183,296,943
Shares Issued for Reinvested Dividends	935,524	8,200,279	1,439,253	13,056,004
Shares Redeemed	(10,152,020)	(88,841,598)	(21,984,685)	(200,584,558)
Net Increase (Decrease)	(6,601,805)	(57,685,334)	(948,977)	(4,231,611)
Class R3
Shares Sold	174	$ 1,533	356	$ 3,299
Shares Issued for Reinvested Dividends	92	819	378	3,499
Shares Redeemed	(525)	(4,647)	(14,765)	(135,492)
Net Increase (Decrease)	(259)	(2,295)	(14,031)	(128,694)
Class R4
Shares Sold	2,900	$ 25,505	5,263	$ 49,169
Shares Issued for Reinvested Dividends	482	4,254	684	6,200
Shares Redeemed	(8,391)	(73,507)	(558)	(5,175)
Net Increase (Decrease)	(5,009)	(43,748)	5,389	50,194
Class R5
Shares Sold	40,827	$ 358,632	140,937	$ 1,322,604
Shares Issued for Reinvested Dividends	51,835	453,875	64,295	583,755
Shares Redeemed	(234,298)	(2,049,536)	(216,326)	(1,925,409)
Net Increase (Decrease)	(141,636)	(1,237,029)	(11,094)	(19,050)
Class Y
Shares Sold	134,379	$ 1,178,134	1,699,608	$ 16,036,593
Shares Issued for Reinvested Dividends	56,882	498,635	86,043	782,857
Shares Redeemed	(352,309)	(3,076,023)	(1,571,871)	(14,454,857)
Net Increase (Decrease)	(161,048)	(1,399,254)	213,780	2,364,593
Class F
Shares Sold	144,619	$ 1,266,884	2,653,475	$ 24,853,140
Shares Issued for Reinvested Dividends	130,738	1,146,461	185,593	1,679,134
Shares Redeemed	(1,620,540)	(14,205,908)	(1,692,305)	(15,364,936)
Net Increase (Decrease)	(1,345,183)	(11,792,563)	1,146,763	11,167,338
Total Net Increase (Decrease)	(9,762,618)	$ (85,466,534)	311,944	$ 9,062,068
245

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
High Yield Fund
Class A
Shares Sold	3,493,577	$ 23,186,654	7,278,506	$ 51,629,405
Shares Issued for Reinvested Dividends	928,374	6,163,955	1,522,680	10,531,847
Shares Redeemed	(4,864,914)	(32,238,714)	(10,098,518)	(70,914,548)
Net Increase (Decrease)	(442,963)	(2,888,105)	(1,297,332)	(8,753,296)
Class C
Shares Sold	28,244	$ 188,638	149,554	$ 1,099,150
Shares Issued for Reinvested Dividends	37,162	246,067	69,887	483,260
Shares Redeemed	(231,394)	(1,528,908)	(752,880)	(5,223,497)
Net Increase (Decrease)	(165,988)	(1,094,203)	(533,439)	(3,641,087)
Class I
Shares Sold	1,533,664	$ 10,198,703	5,547,073	$ 40,842,837
Shares Issued for Reinvested Dividends	82,659	546,670	186,594	1,316,487
Shares Redeemed	(1,068,692)	(7,066,558)	(9,196,200)	(66,487,819)
Net Increase (Decrease)	547,631	3,678,815	(3,462,533)	(24,328,495)
Class R3
Shares Sold	16,694	$ 111,035	51,601	$ 363,649
Shares Issued for Reinvested Dividends	5,849	38,846	10,239	70,739
Shares Redeemed	(45,592)	(302,673)	(65,810)	(454,477)
Net Increase (Decrease)	(23,049)	(152,792)	(3,970)	(20,089)
Class R4
Shares Sold	9,062	$ 59,994	16,320	$ 114,448
Shares Issued for Reinvested Dividends	3,437	22,857	5,428	37,609
Shares Redeemed	(12,102)	(81,477)	(22,794)	(162,912)
Net Increase (Decrease)	397	1,374	(1,046)	(10,855)
Class R5
Shares Sold	5,995	$ 39,168	12,421	$ 91,059
Shares Issued for Reinvested Dividends	2,837	18,654	4,323	29,915
Shares Redeemed	(8,573)	(55,965)	(22,726)	(163,687)
Net Increase (Decrease)	259	1,857	(5,982)	(42,713)
Class R6
Shares Sold	23	$ 150	40	$ 298
Shares Issued for Reinvested Dividends	48	315	69	474
Shares Redeemed	(55)	(360)	—	—
Net Increase (Decrease)	16	105	109	772
Class Y
Shares Sold	366,344	$ 2,362,429	100,700	$ 684,138
Shares Issued for Reinvested Dividends	10,682	69,979	6,529	44,635
Shares Redeemed	(30,393)	(198,260)	(75,955)	(516,521)
Net Increase (Decrease)	346,633	2,234,148	31,274	212,252
Class F
Shares Sold	2,052,066	$ 13,507,306	4,467,656	$ 31,269,142
Shares Issued for Reinvested Dividends	514,458	3,381,473	737,281	5,104,579
Shares Redeemed	(2,084,647)	(13,724,485)	(4,119,017)	(28,442,625)
Net Increase (Decrease)	481,877	3,164,294	1,085,920	7,931,096
Total Net Increase (Decrease)	744,813	$ 4,945,493	(4,186,999)	$ (28,652,415)
Inflation Plus Fund
Class A
Shares Sold	301,099	$ 3,005,275	3,046,763	$ 33,280,486
Shares Issued for Reinvested Dividends	292,843	2,922,214	1,483,965	16,054,609
Shares Redeemed	(2,624,245)	(26,163,616)	(4,162,089)	(44,186,018)
Net Increase (Decrease)	(2,030,303)	(20,236,127)	368,639	5,149,077
Class C
Shares Sold	46,645	$ 447,600	480,851	$ 4,983,645
Shares Issued for Reinvested Dividends	25,338	243,302	148,431	1,551,550
Shares Redeemed	(395,387)	(3,783,832)	(654,608)	(6,708,873)
Net Increase (Decrease)	(323,404)	(3,092,930)	(25,326)	(173,678)
246

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares Sold	741,667	$ 7,540,895	5,013,480	$ 55,609,813
Shares Issued for Reinvested Dividends	82,400	840,596	462,067	5,097,552
Shares Redeemed	(2,663,921)	(27,053,660)	(3,907,803)	(42,350,873)
Net Increase (Decrease)	(1,839,854)	(18,672,169)	1,567,744	18,356,492
Class R3
Shares Sold	344,052	$ 3,351,352	898,531	$ 9,437,052
Shares Issued for Reinvested Dividends	40,537	395,792	206,695	2,190,975
Shares Redeemed	(640,841)	(6,215,448)	(1,066,235)	(11,328,692)
Net Increase (Decrease)	(256,252)	(2,468,304)	38,991	299,335
Class R4
Shares Sold	66,190	$ 656,262	172,768	$ 1,896,970
Shares Issued for Reinvested Dividends	5,955	59,531	28,152	305,047
Shares Redeemed	(95,977)	(949,146)	(177,881)	(1,953,442)
Net Increase (Decrease)	(23,832)	(233,353)	23,039	248,575
Class R5
Shares Sold	67,974	$ 687,679	86,319	$ 954,286
Shares Issued for Reinvested Dividends	3,717	37,807	13,764	151,014
Shares Redeemed	(45,969)	(466,164)	(54,171)	(597,095)
Net Increase (Decrease)	25,722	259,322	45,912	508,205
Class Y
Shares Sold	28,354	$ 286,623	444,810	$ 5,127,829
Shares Issued for Reinvested Dividends	30,218	309,258	204,898	2,274,574
Shares Redeemed	(123,927)	(1,263,158)	(1,534,338)	(16,491,337)
Net Increase (Decrease)	(65,355)	(667,277)	(884,630)	(9,088,934)
Class F
Shares Sold	1,808,781	$ 18,402,234	9,897,110	$ 109,645,314
Shares Issued for Reinvested Dividends	243,597	2,485,623	1,242,088	13,739,422
Shares Redeemed	(3,917,813)	(39,939,025)	(11,030,054)	(120,299,884)
Net Increase (Decrease)	(1,865,435)	(19,051,168)	109,144	3,084,852
Total Net Increase (Decrease)	(6,378,713)	$ (64,162,006)	1,243,513	$ 18,383,924
Municipal Opportunities Fund
Class A
Shares Sold	8,354,304	$ 67,878,655	9,786,973	$ 83,213,956
Shares Issued for Reinvested Dividends	589,783	4,823,623	898,452	7,543,921
Shares Redeemed	(7,553,704)	(61,278,002)	(17,688,174)	(148,897,395)
Net Increase (Decrease)	1,390,383	11,424,276	(7,002,749)	(58,139,518)
Class C
Shares Sold	234,180	$ 1,898,816	495,113	$ 4,232,891
Shares Issued for Reinvested Dividends	30,585	250,251	45,394	380,223
Shares Redeemed	(854,354)	(6,976,026)	(2,018,973)	(17,078,700)
Net Increase (Decrease)	(589,589)	(4,826,959)	(1,478,466)	(12,465,586)
Class I
Shares Sold	31,478,901	$ 255,845,025	107,925,617	$ 929,360,188
Shares Issued for Reinvested Dividends	1,423,376	11,643,503	2,228,912	18,726,952
Shares Redeemed	(32,337,091)	(262,033,831)	(92,859,462)	(774,722,390)
Net Increase (Decrease)	565,186	5,454,697	17,295,067	173,364,750
Class Y
Shares Sold	115,340	$ 933,896	56,809	$ 483,290
Shares Issued for Reinvested Dividends	18,722	153,082	30,105	252,899
Shares Redeemed	(47,762)	(390,506)	(272,698)	(2,298,302)
Net Increase (Decrease)	86,300	696,472	(185,784)	(1,562,113)
Class F
Shares Sold	9,829,182	$ 80,058,147	21,145,049	$ 179,067,155
Shares Issued for Reinvested Dividends	536,367	4,381,263	827,322	6,937,495
Shares Redeemed	(9,201,497)	(74,610,338)	(21,698,403)	(180,859,161)
Net Increase (Decrease)	1,164,052	9,829,072	273,968	5,145,489
Total Net Increase (Decrease)	2,616,332	$ 22,577,558	8,902,036	$ 106,343,022
247

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Municipal Short Duration Fund
Class A
Shares Sold	1,255,595	$ 12,153,882	2,549,777	$ 25,158,113
Shares Issued for Reinvested Dividends	25,306	245,804	25,276	247,231
Shares Redeemed	(1,210,655)	(11,769,050)	(1,364,217)	(13,462,525)
Net Increase (Decrease)	70,246	630,636	1,210,836	11,942,819
Class C
Shares Sold	25,856	$ 249,449	60,673	$ 599,749
Shares Issued for Reinvested Dividends	231	2,240	174	1,696
Shares Redeemed	(56,367)	(546,568)	(96,707)	(955,554)
Net Increase (Decrease)	(30,280)	(294,879)	(35,860)	(354,109)
Class I
Shares Sold	114,929	$ 1,111,992	1,686,015	$ 16,869,994
Shares Issued for Reinvested Dividends	6,503	62,908	11,070	108,657
Shares Redeemed	(228,633)	(2,217,665)	(1,797,406)	(17,513,908)
Net Increase (Decrease)	(107,201)	(1,042,765)	(100,321)	(535,257)
Class F
Shares Sold	184,502	$ 1,785,336	945,021	$ 9,271,461
Shares Issued for Reinvested Dividends	9,860	95,414	9,148	89,321
Shares Redeemed	(293,791)	(2,840,617)	(471,229)	(4,591,546)
Net Increase (Decrease)	(99,429)	(959,867)	482,940	4,769,236
Total Net Increase (Decrease)	(166,664)	$ (1,666,875)	1,557,595	$ 15,822,689
Short Duration Fund
Class A
Shares Sold	14,679,930	$ 136,750,706	38,519,004	$ 370,461,903
Shares Issued for Reinvested Dividends	1,267,401	11,830,127	1,592,071	15,135,053
Shares Redeemed	(21,250,543)	(198,051,765)	(41,210,789)	(395,791,032)
Net Increase (Decrease)	(5,303,212)	(49,470,932)	(1,099,714)	(10,194,076)
Class C
Shares Sold	598,754	$ 5,565,202	2,805,232	$ 27,210,013
Shares Issued for Reinvested Dividends	50,732	473,405	64,091	607,388
Shares Redeemed	(2,233,359)	(20,820,571)	(4,135,376)	(39,726,922)
Net Increase (Decrease)	(1,583,873)	(14,781,964)	(1,266,053)	(11,909,521)
Class I
Shares Sold	14,940,692	$ 138,738,233	23,436,978	$ 226,153,669
Shares Issued for Reinvested Dividends	564,950	5,245,758	984,203	9,396,467
Shares Redeemed	(14,175,614)	(131,444,125)	(53,872,187)	(517,050,539)
Net Increase (Decrease)	1,330,028	12,539,866	(29,451,006)	(281,500,403)
Class R3
Shares Sold	32,179	$ 298,828	43,907	$ 413,451
Shares Issued for Reinvested Dividends	1,775	16,554	2,098	19,880
Shares Redeemed	(18,639)	(173,178)	(84,969)	(814,886)
Net Increase (Decrease)	15,315	142,204	(38,964)	(381,555)
Class R4
Shares Sold	7,701	$ 71,440	115,921	$ 1,102,486
Shares Issued for Reinvested Dividends	8,283	77,212	9,114	86,319
Shares Redeemed	(1,052)	(9,807)	(21,255)	(204,696)
Net Increase (Decrease)	14,932	138,845	103,780	984,109
Class R5
Shares Sold	24,302	$ 225,860	103,530	$ 987,790
Shares Issued for Reinvested Dividends	3,439	31,915	3,857	36,401
Shares Redeemed	(16,838)	(156,521)	(45,710)	(429,126)
Net Increase (Decrease)	10,903	101,254	61,677	595,065
Class R6
Shares Sold	5,938	$ 54,592	24,604	$ 238,206
Shares Issued for Reinvested Dividends	3,781	34,869	4,834	45,690
Shares Redeemed	(9,433)	(86,757)	(23,548)	(225,364)
Net Increase (Decrease)	286	2,704	5,890	58,532
248

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	106,942	$ 990,192	579,829	$ 5,464,833
Shares Issued for Reinvested Dividends	11,339	104,968	17,586	166,520
Shares Redeemed	(479,606)	(4,457,227)	(660,052)	(6,260,843)
Net Increase (Decrease)	(361,325)	(3,362,067)	(62,637)	(629,490)
Class F
Shares Sold	11,582,740	$ 107,078,027	41,132,614	$ 392,290,113
Shares Issued for Reinvested Dividends	1,178,475	10,910,549	1,315,818	12,437,395
Shares Redeemed	(16,684,559)	(154,534,667)	(19,469,870)	(184,059,661)
Net Increase (Decrease)	(3,923,344)	(36,546,091)	22,978,562	220,667,847
Total Net Increase (Decrease)	(9,800,290)	$ (91,236,181)	(8,768,465)	$ (82,309,492)
Strategic Income Fund
Class A
Shares Sold	3,143,833	$ 24,021,154	5,611,583	$ 47,544,145
Shares Issued for Reinvested Dividends	904,997	6,842,904	2,066,731	17,086,210
Shares Redeemed	(4,953,013)	(37,473,198)	(15,890,603)	(131,278,266)
Net Increase (Decrease)	(904,183)	(6,609,140)	(8,212,289)	(66,647,911)
Class C
Shares Sold	716,154	$ 5,486,088	1,152,286	$ 9,951,656
Shares Issued for Reinvested Dividends	152,471	1,164,573	387,469	3,251,367
Shares Redeemed	(1,499,901)	(11,410,279)	(3,915,263)	(32,098,929)
Net Increase (Decrease)	(631,276)	(4,759,618)	(2,375,508)	(18,895,906)
Class I
Shares Sold	38,935,167	$ 296,765,135	93,922,450	$ 786,631,120
Shares Issued for Reinvested Dividends	3,731,566	28,284,835	10,684,729	89,047,457
Shares Redeemed	(52,167,220)	(395,319,151)	(174,819,359)	(1,417,966,008)
Net Increase (Decrease)	(9,500,487)	(70,269,181)	(70,212,180)	(542,287,431)
Class R3
Shares Sold	30,876	$ 233,909	170,394	$ 1,392,236
Shares Issued for Reinvested Dividends	10,533	79,505	18,994	155,130
Shares Redeemed	(63,048)	(476,841)	(82,123)	(681,150)
Net Increase (Decrease)	(21,639)	(163,427)	107,265	866,216
Class R4
Shares Sold	39,263	$ 297,244	86,107	$ 712,290
Shares Issued for Reinvested Dividends	32,458	245,131	71,242	588,214
Shares Redeemed	(36,311)	(275,318)	(412,026)	(3,311,990)
Net Increase (Decrease)	35,410	267,057	(254,677)	(2,011,486)
Class R5
Shares Sold	522,810	$ 3,941,791	1,702,526	$ 13,962,718
Shares Issued for Reinvested Dividends	114,727	865,488	285,468	2,348,427
Shares Redeemed	(571,953)	(4,297,101)	(2,939,341)	(23,074,085)
Net Increase (Decrease)	65,584	510,178	(951,347)	(6,762,940)
Class R6
Shares Sold	4,194,817	$ 31,822,035	20,906,650	$ 174,399,792
Shares Issued for Reinvested Dividends	913,274	6,892,404	1,459,105	11,776,592
Shares Redeemed	(3,272,206)	(24,750,999)	(8,144,147)	(65,750,919)
Net Increase (Decrease)	1,835,885	13,963,440	14,221,608	120,425,465
Class Y
Shares Sold	2,357,849	$ 17,870,378	5,806,730	$ 48,425,055
Shares Issued for Reinvested Dividends	267,272	2,011,620	1,022,928	8,528,833
Shares Redeemed	(4,201,519)	(31,799,403)	(18,372,291)	(145,791,147)
Net Increase (Decrease)	(1,576,398)	(11,917,405)	(11,542,633)	(88,837,259)
Class F
Shares Sold	2,966,130	$ 22,459,599	13,700,877	$ 115,602,637
Shares Issued for Reinvested Dividends	848,130	6,420,955	1,962,874	16,226,444
Shares Redeemed	(4,528,965)	(34,348,724)	(24,606,340)	(202,905,859)
Net Increase (Decrease)	(714,705)	(5,468,170)	(8,942,589)	(71,076,778)
Total Net Increase (Decrease)	(11,411,809)	$ (84,446,266)	(88,162,350)	$ (675,228,030)
249

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Sustainable Municipal Bond Fund
Class A
Shares Sold	349,780	$ 3,406,826	817,151	$ 8,489,393
Shares Issued for Reinvested Dividends	34,536	338,185	82,005	847,131
Shares Redeemed	(706,580)	(6,860,798)	(1,681,581)	(16,875,971)
Net Increase (Decrease)	(322,264)	(3,115,787)	(782,425)	(7,539,447)
Class C
Shares Sold	11,241	$ 110,156	21,284	$ 231,764
Shares Issued for Reinvested Dividends	2,247	22,001	5,232	54,498
Shares Redeemed	(47,334)	(461,978)	(164,598)	(1,682,683)
Net Increase (Decrease)	(33,846)	(329,821)	(138,082)	(1,396,421)
Class I
Shares Sold	1,954,814	$ 18,955,755	5,677,653	$ 56,899,167
Shares Issued for Reinvested Dividends	56,102	547,882	132,617	1,348,739
Shares Redeemed	(2,244,774)	(21,573,111)	(5,727,248)	(57,194,740)
Net Increase (Decrease)	(233,858)	(2,069,474)	83,022	1,053,166
Class F
Shares Sold	496,151	$ 4,834,651	1,349,164	$ 13,828,745
Shares Issued for Reinvested Dividends	24,750	241,684	61,994	637,277
Shares Redeemed	(803,656)	(7,756,463)	(1,856,009)	(18,624,641)
Net Increase (Decrease)	(282,755)	(2,680,128)	(444,851)	(4,158,619)
Total Net Increase (Decrease)	(872,723)	$ (8,195,210)	(1,282,336)	$ (12,041,321)
Total Return Bond Fund
Class A
Shares Sold	9,306,595	$ 84,481,692	12,325,931	$ 121,194,828
Shares Issued for Reinvested Dividends	1,755,407	15,924,033	4,709,915	47,451,571
Shares Redeemed	(10,100,906)	(91,266,494)	(22,675,408)	(220,798,376)
Net Increase (Decrease)	961,096	9,139,231	(5,639,562)	(52,151,977)
Class C
Shares Sold	52,187	$ 478,236	65,771	$ 648,379
Shares Issued for Reinvested Dividends	9,383	86,046	38,840	401,487
Shares Redeemed	(252,446)	(2,311,596)	(565,059)	(5,576,691)
Net Increase (Decrease)	(190,876)	(1,747,314)	(460,448)	(4,526,825)
Class I
Shares Sold	32,670,605	$ 297,423,321	34,230,730	$ 333,586,943
Shares Issued for Reinvested Dividends	678,815	6,132,371	1,292,863	12,770,039
Shares Redeemed	(16,058,464)	(143,729,902)	(28,640,479)	(276,872,267)
Net Increase (Decrease)	17,290,956	159,825,790	6,883,114	69,484,715
Class R3
Shares Sold	11,162	$ 104,119	37,031	$ 380,501
Shares Issued for Reinvested Dividends	5,225	48,735	15,073	156,649
Shares Redeemed	(31,968)	(299,519)	(85,168)	(850,447)
Net Increase (Decrease)	(15,581)	(146,665)	(33,064)	(313,297)
Class R4
Shares Sold	82,135	$ 750,061	433,892	$ 4,457,432
Shares Issued for Reinvested Dividends	19,848	183,441	55,851	570,479
Shares Redeemed	(201,329)	(1,858,075)	(506,074)	(4,941,731)
Net Increase (Decrease)	(99,346)	(924,573)	(16,331)	86,180
Class R5
Shares Sold	13,774	$ 126,930	67,296	$ 698,393
Shares Issued for Reinvested Dividends	3,033	27,817	9,423	96,664
Shares Redeemed	(23,552)	(216,390)	(109,237)	(1,110,650)
Net Increase (Decrease)	(6,745)	(61,643)	(32,518)	(315,593)
Class R6
Shares Sold	8,107,795	$ 73,129,913	7,848,104	$ 78,340,086
Shares Issued for Reinvested Dividends	433,462	3,938,212	925,086	9,319,271
Shares Redeemed	(2,686,039)	(24,490,123)	(6,100,636)	(59,557,045)
Net Increase (Decrease)	5,855,218	52,578,002	2,672,554	28,102,312
250

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	4,439,749	$ 40,261,392	13,517,406	$ 137,576,954
Shares Issued for Reinvested Dividends	603,245	5,493,766	1,821,908	18,309,329
Shares Redeemed	(20,374,906)	(184,700,309)	(8,100,519)	(82,316,716)
Net Increase (Decrease)	(15,331,912)	(138,945,151)	7,238,795	73,569,567
Class F
Shares Sold	21,954,090	$ 196,378,477	31,719,030	$ 306,498,968
Shares Issued for Reinvested Dividends	1,886,389	16,891,302	5,007,950	49,918,523
Shares Redeemed	(13,376,345)	(119,380,494)	(34,311,266)	(328,047,581)
Net Increase (Decrease)	10,464,134	93,889,285	2,415,714	28,369,910
Total Net Increase (Decrease)	18,926,944	$ 173,606,962	13,028,254	$ 142,304,992
World Bond Fund
Class A
Shares Sold	2,876,079	$ 28,681,722	4,739,301	$ 47,432,202
Shares Issued for Reinvested Dividends	168,236	1,689,087	377,246	3,888,124
Shares Redeemed	(3,950,969)	(39,381,501)	(9,588,167)	(96,307,560)
Net Increase (Decrease)	(906,654)	(9,010,692)	(4,471,620)	(44,987,234)
Class C
Shares Sold	134,838	$ 1,296,479	210,902	$ 2,043,617
Shares Issued for Reinvested Dividends	7,958	77,512	28,922	291,691
Shares Redeemed	(468,430)	(4,526,184)	(1,737,861)	(16,951,642)
Net Increase (Decrease)	(325,634)	(3,152,193)	(1,498,037)	(14,616,334)
Class I
Shares Sold	31,600,328	$ 318,393,777	59,275,529	$ 599,243,794
Shares Issued for Reinvested Dividends	737,084	7,474,031	1,889,791	19,635,504
Shares Redeemed	(31,340,393)	(315,235,419)	(105,986,945)	(1,076,528,805)
Net Increase (Decrease)	997,019	10,632,389	(44,821,625)	(457,649,507)
Class R3
Shares Sold	18,607	$ 184,247	60,506	$ 599,335
Shares Issued for Reinvested Dividends	559	5,547	1,014	10,381
Shares Redeemed	(15,972)	(158,226)	(47,550)	(463,759)
Net Increase (Decrease)	3,194	31,568	13,970	145,957
Class R4
Shares Sold	83,975	$ 844,207	35,857	$ 364,012
Shares Issued for Reinvested Dividends	1,328	13,347	2,077	21,450
Shares Redeemed	(19,297)	(193,434)	(252,281)	(2,601,050)
Net Increase (Decrease)	66,006	664,120	(214,347)	(2,215,588)
Class R5
Shares Sold	128,912	$ 1,303,023	161,584	$ 1,640,997
Shares Issued for Reinvested Dividends	5,402	54,778	10,443	108,446
Shares Redeemed	(66,301)	(666,405)	(216,945)	(2,180,245)
Net Increase (Decrease)	68,013	691,396	(44,918)	(430,802)
Class R6
Shares Sold	3,193,234	$ 32,477,282	2,861,044	$ 29,005,616
Shares Issued for Reinvested Dividends	86,858	885,081	153,624	1,601,231
Shares Redeemed	(1,394,413)	(14,135,880)	(3,360,819)	(34,364,396)
Net Increase (Decrease)	1,885,679	19,226,483	(346,151)	(3,757,549)
Class Y
Shares Sold	1,036,513	$ 10,472,343	7,649,855	$ 78,007,257
Shares Issued for Reinvested Dividends	72,264	734,920	328,694	3,423,770
Shares Redeemed	(10,604,416)	(106,432,900)	(15,008,901)	(152,700,354)
Net Increase (Decrease)	(9,495,639)	(95,225,637)	(7,030,352)	(71,269,327)
Class F
Shares Sold	69,508,022	$ 690,246,131	26,336,426	$ 267,378,768
Shares Issued for Reinvested Dividends	1,199,862	12,190,601	1,902,231	19,776,813
Shares Redeemed	(19,744,346)	(199,750,125)	(48,182,643)	(487,189,416)
Net Increase (Decrease)	50,963,538	502,686,607	(19,943,986)	(200,033,835)
Total Net Increase (Decrease)	43,255,522	$ 426,544,041	(78,357,066)	$ (794,814,219)

251

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

(1)	Dynamic Bond Fund commenced operations on June 7, 2022.
13.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 2, 2023. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2022 through March 2, 2023, each Fund, except Dynamic Bond Fund, (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2023, none of the Funds had borrowings under these facilities.
14.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.	Recent Accounting Pronouncement:
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU"), ASU 2020-04, which provides guidance to account for certain contract modifications prospectively to ease the potential burden in accounting associated with transitioning away from LIBOR (as discussed above) and other reference rates that are expected to be discontinued. The ASU is effective upon release of the update on March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, the FASB issued ASU 2022-06, which extends the sunset date established by ASU 2020-04 from December 31, 2022 to December 31, 2024 in order to capture the time period in which the aforementioned contract modifications may occur. Management is continuing to evaluate the potential effect a discontinuation of LIBOR could have on the Funds' investments and has determined that it is unlikely the ASU's adoption will have a material impact on the Funds' financial statements.
16.	Regulatory Update
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is evaluating the impact of these rule and form amendment changes.
17.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
252

Hartford Fixed Income Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
253

Hartford Fixed Income Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Emerging Markets Local Debt Fund
The Hartford Floating Rate Fund
The Hartford Floating Rate High Income Fund
The Hartford High Yield Fund
The Hartford Inflation Plus Fund
The Hartford Municipal Opportunities Fund
Hartford Municipal Short Duration Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
Hartford Sustainable Municipal Bond Fund
The Hartford Total Return Bond Fund
The Hartford World Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. In connection with planned changes to the meeting calendar of the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”), at its meeting held on November 8-10, 2022, the Board, including each of the Independent Directors, unanimously voted to approve the continuation of the following agreements for the period from November 10, 2022 through September 30, 2023: (i) an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund, and The Hartford Mutual Funds II, Inc., on behalf of each of its series (the “Management Agreement”); (ii) a separate investment management agreement by and between HFMC and HMF, on behalf of each of The Hartford Floating Rate High Income Fund and The Hartford Municipal Opportunities Fund (the “2013 Investment Management Agreement” and together with the Management Agreement, the “Management Agreements”); and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Management Agreements, the “Agreements”) between HFMC and each Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser” and together with HFMC, the “Advisers”), with respect to each Fund.
In determining whether to approve the continuation of the Agreements, the Board considered the comprehensive information and materials that were provided to the Board by the Advisers, Broadridge Financial Solutions, Inc., an independent provider of investment company data, and an independent financial services consultant engaged by the Independent Directors in connection with the Board’s annual review of the Agreements at its June 15-16, 2022 and August 9-10, 2022 meetings, as described in the “Approval of Investment Management and Investment Sub-Advisory Agreements” section included in the Funds’ annual report for the year ended October 31, 2022. In addition, in advance of the November 8-10, 2022 meeting, the Board requested, and HFMC provided, additional information and updates relating to the Funds in support of the continuation of the Agreements for the additional period.
The Board considered that the approval of the Agreements will not result in any changes in (i) the investment process or strategies employed in the management of the Funds’ assets; (ii) the fees and expenses paid by the Funds’ shareholders; (iii) the nature, extent and quality of services provided to the Funds under the Agreements; or (iv) the day-to-day management of each Fund or the persons primarily responsible for such management. The Board noted that there were no material changes in the net expense ratios of Class A shares of the Funds between the net expense ratios presented at the Board’s meeting on June 15-16, 2022 and the net expense ratios as of September 30, 2022.
The Board also considered information provided by HFMC regarding its in-depth reviews of Fund performance for the third quarter of 2022. The Board reviewed each Fund’s performance relative to its benchmark and its peer group since March 31, 2022 and noted that none of the Funds, except The Hartford Floating Rate High Income Fund, The Hartford Municipal Opportunities Fund, and The Hartford Short Duration Fund, experienced a material adverse change in performance relative to the Funds’ respective peer groups. The Board noted that The Hartford Floating Rate High Income Fund’s and The Hartford Municipal Opportunities Fund’s performance, which both were in the 3rd quintile versus their respective peer groups for the 3-year period ended March 31, 2022, fell to the 5th quintile versus their respective peer groups for the same period ended September 30, 2022. The Board also noted that The Hartford Short Duration Fund’s performance, which was in the 2nd quintile versus its peer group for the 3-year period ended March 31, 2022, fell to the 4th quintile versus its peer group for the same period ended September 30, 2022. The Board further considered that The
254

Hartford Fixed Income Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford World Bond Fund’s performance improved from the 4th quintile versus its peer group for the 3-year period ended March 31, 2022 to the 1st quintile for the same period ended September 30, 2022. The Board further noted that The Hartford Inflation Plus Fund’s performance improved from the 4th quintile versus its peer group for the 3-year period ended March 31, 2022 to the 2nd quintile for the same period ended September 30, 2022.
The Board considered that there had been no material adverse change in the financial condition of HFMC or the Sub-adviser since the August 9-10, 2022 Board meeting. The Board also noted that HFMC’s profitability with respect to each Fund, and the Funds as a whole, for the nine months ended September 30, 2022, did not reflect any material increases in profitability levels as compared to those provided in connection with the Board’s annual review of the Agreements. The Board further considered that there were no material updates to the economies of scale analysis performed by the Advisers in connection with the Board’s annual review of the Agreements and that there were no material updates for the same period to the Advisers’ analysis of the benefits to the Advisers and their affiliates from their relationships with the Funds.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded at its meeting on November 8-10, 2022 that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements through September 30, 2023. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
255

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-FI23    06/23     Printed in the U.S.A.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 7, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 7, 2023	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)